UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Aggregate Bond Index Fund

Class A: SSFCX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFCX with load	Bloomberg U.S. Aggregate Bond Index
12/31/15	$9,625	$10,000
01/31/16	$9,753	$10,138
02/29/16	$9,823	$10,210
03/31/16	$9,906	$10,303
04/30/16	$9,945	$10,343
05/31/16	$9,940	$10,345
06/30/16	$10,118	$10,531
07/31/16	$10,165	$10,598
08/31/16	$10,153	$10,586
09/30/16	$10,139	$10,580
10/31/16	$10,054	$10,499
11/30/16	$9,810	$10,250
12/31/16	$9,809	$10,265
01/31/17	$9,819	$10,285
02/28/17	$9,893	$10,354
03/31/17	$9,877	$10,349
04/30/17	$9,954	$10,428
05/31/17	$10,020	$10,509
06/30/17	$10,009	$10,498
07/31/17	$10,038	$10,543
08/31/17	$10,129	$10,638
09/30/17	$10,077	$10,587
10/31/17	$10,072	$10,593
11/30/17	$10,061	$10,580
12/31/17	$10,097	$10,628
01/31/18	$9,973	$10,506
02/28/18	$9,880	$10,406
03/31/18	$9,929	$10,473
04/30/18	$9,856	$10,395
05/31/18	$9,918	$10,469
06/30/18	$9,907	$10,456
07/31/18	$9,916	$10,459
08/31/18	$9,969	$10,526
09/30/18	$9,906	$10,458
10/31/18	$9,821	$10,376
11/30/18	$9,876	$10,438
12/31/18	$10,058	$10,630
01/31/19	$10,173	$10,742
02/28/19	$10,158	$10,736
03/31/19	$10,354	$10,942
04/30/19	$10,349	$10,945
05/31/19	$10,535	$11,139
06/30/19	$10,664	$11,279
07/31/19	$10,683	$11,304
08/31/19	$10,950	$11,597
09/30/19	$10,887	$11,535
10/31/19	$10,920	$11,570
11/30/19	$10,898	$11,564
12/31/19	$10,889	$11,556
01/31/20	$11,094	$11,778
02/29/20	$11,288	$11,990
03/31/20	$11,222	$11,920
04/30/20	$11,437	$12,132
05/31/20	$11,492	$12,188
06/30/20	$11,563	$12,265
07/31/20	$11,730	$12,448
08/31/20	$11,631	$12,348
09/30/20	$11,619	$12,341
10/31/20	$11,562	$12,286
11/30/20	$11,669	$12,406
12/31/20	$11,678	$12,424
01/31/21	$11,585	$12,334
02/28/21	$11,408	$12,156
03/31/21	$11,256	$12,005
04/30/21	$11,340	$12,099
05/31/21	$11,372	$12,139
06/30/21	$11,445	$12,224
07/31/21	$11,569	$12,361
08/31/21	$11,541	$12,337
09/30/21	$11,435	$12,231
10/31/21	$11,425	$12,227
11/30/21	$11,454	$12,263
12/31/21	$11,420	$12,232
01/31/22	$11,167	$11,968
02/28/22	$11,037	$11,835
03/31/22	$10,725	$11,506
04/30/22	$10,308	$11,069
05/31/22	$10,382	$11,141
06/30/22	$10,220	$10,966
07/31/22	$10,471	$11,234
08/31/22	$10,167	$10,917
09/30/22	$9,719	$10,445
10/31/22	$9,588	$10,310
11/30/22	$9,939	$10,689
12/31/22	$9,870	$10,641
01/31/23	$10,185	$10,968
02/28/23	$9,917	$10,684
03/31/23	$10,169	$10,956
04/30/23	$10,226	$11,022
05/31/23	$10,110	$10,902
06/30/23	$10,072	$10,863
07/31/23	$10,062	$10,856
08/31/23	$9,992	$10,786
09/30/23	$9,736	$10,512
10/31/23	$9,579	$10,346
11/30/23	$10,006	$10,815
12/31/23	$10,377	$11,229
01/31/24	$10,352	$11,198
02/29/24	$10,202	$11,040
03/31/24	$10,285	$11,142
04/30/24	$10,027	$10,860
05/31/24	$10,194	$11,044
06/30/24	$10,289	$11,149
07/31/24	$10,527	$11,409
08/31/24	$10,676	$11,573
09/30/24	$10,817	$11,728
10/31/24	$10,546	$11,437
11/30/24	$10,663	$11,558
12/31/24	$10,481	$11,369
01/31/25	$10,532	$11,430
02/28/25	$10,761	$11,681
03/31/25	$10,758	$11,685
04/30/25	$10,797	$11,731
05/31/25	$10,719	$11,647
06/30/25	$10,879	$11,826
07/31/25	$10,847	$11,795
08/31/25	$10,971	$11,936
09/30/25	$11,088	$12,067
10/31/25	$11,152	$12,142
11/30/25	$11,218	$12,217
12/31/25	$11,185	$12,199

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFCX	6.72%	(0.86%)	1.51%
SSFCX (Adjusted for the 3.75% Maximum Sales Charge)	2.72%	(1.61%)	1.13%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFCX

State Street Aggregate Bond Index Fund

Class I: SSFDX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFDX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,144	$10,138
02/29/16	$10,219	$10,210
03/31/16	$10,307	$10,303
04/30/16	$10,349	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,534	$10,531
07/31/16	$10,585	$10,598
08/31/16	$10,575	$10,586
09/30/16	$10,562	$10,580
10/31/16	$10,476	$10,499
11/30/16	$10,225	$10,250
12/31/16	$10,237	$10,265
01/31/17	$10,258	$10,285
02/28/17	$10,327	$10,354
03/31/17	$10,313	$10,349
04/30/17	$10,395	$10,428
05/31/17	$10,466	$10,509
06/30/17	$10,457	$10,498
07/31/17	$10,500	$10,543
08/31/17	$10,597	$10,638
09/30/17	$10,545	$10,587
10/31/17	$10,542	$10,593
11/30/17	$10,533	$10,580
12/31/17	$10,574	$10,628
01/31/18	$10,445	$10,506
02/28/18	$10,339	$10,406
03/31/18	$10,404	$10,473
04/30/18	$10,329	$10,395
05/31/18	$10,396	$10,469
06/30/18	$10,387	$10,456
07/31/18	$10,389	$10,459
08/31/18	$10,457	$10,526
09/30/18	$10,394	$10,458
10/31/18	$10,308	$10,376
11/30/18	$10,367	$10,438
12/31/18	$10,553	$10,630
01/31/19	$10,675	$10,742
02/28/19	$10,667	$10,736
03/31/19	$10,872	$10,942
04/30/19	$10,875	$10,945
05/31/19	$11,069	$11,139
06/30/19	$11,208	$11,279
07/31/19	$11,230	$11,304
08/31/19	$11,514	$11,597
09/30/19	$11,450	$11,535
10/31/19	$11,488	$11,570
11/30/19	$11,468	$11,564
12/31/19	$11,455	$11,556
01/31/20	$11,683	$11,778
02/29/20	$11,879	$11,990
03/31/20	$11,812	$11,920
04/30/20	$12,046	$12,132
05/31/20	$12,107	$12,188
06/30/20	$12,185	$12,265
07/31/20	$12,365	$12,448
08/31/20	$12,262	$12,348
09/30/20	$12,252	$12,341
10/31/20	$12,195	$12,286
11/30/20	$12,309	$12,406
12/31/20	$12,323	$12,424
01/31/21	$12,227	$12,334
02/28/21	$12,042	$12,156
03/31/21	$11,884	$12,005
04/30/21	$11,975	$12,099
05/31/21	$12,011	$12,139
06/30/21	$12,092	$12,224
07/31/21	$12,225	$12,361
08/31/21	$12,198	$12,337
09/30/21	$12,087	$12,231
10/31/21	$12,080	$12,227
11/30/21	$12,113	$12,263
12/31/21	$12,079	$12,232
01/31/22	$11,815	$11,968
02/28/22	$11,680	$11,835
03/31/22	$11,351	$11,506
04/30/22	$10,912	$11,069
05/31/22	$10,993	$11,141
06/30/22	$10,823	$10,966
07/31/22	$11,092	$11,234
08/31/22	$10,771	$10,917
09/30/22	$10,300	$10,445
10/31/22	$10,164	$10,310
11/30/22	$10,538	$10,689
12/31/22	$10,465	$10,641
01/31/23	$10,804	$10,968
02/28/23	$10,521	$10,684
03/31/23	$10,791	$10,956
04/30/23	$10,853	$11,022
05/31/23	$10,733	$10,902
06/30/23	$10,693	$10,863
07/31/23	$10,686	$10,856
08/31/23	$10,614	$10,786
09/30/23	$10,344	$10,512
10/31/23	$10,178	$10,346
11/30/23	$10,636	$10,815
12/31/23	$11,030	$11,229
01/31/24	$11,006	$11,198
02/29/24	$10,849	$11,040
03/31/24	$10,941	$11,142
04/30/24	$10,668	$10,860
05/31/24	$10,849	$11,044
06/30/24	$10,952	$11,149
07/31/24	$11,208	$11,409
08/31/24	$11,368	$11,573
09/30/24	$11,521	$11,728
10/31/24	$11,236	$11,437
11/30/24	$11,361	$11,558
12/31/24	$11,180	$11,369
01/31/25	$11,235	$11,430
02/28/25	$11,482	$11,681
03/31/25	$11,486	$11,685
04/30/25	$11,531	$11,731
05/31/25	$11,450	$11,647
06/30/25	$11,626	$11,826
07/31/25	$11,595	$11,795
08/31/25	$11,733	$11,936
09/30/25	$11,862	$12,067
10/31/25	$11,935	$12,142
11/30/25	$12,010	$12,217
12/31/25	$11,979	$12,199

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFDX	7.15%	(0.56%)	1.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFDX

State Street Aggregate Bond Index Fund

Class K: SSFEX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFEX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,133	$10,138
02/29/16	$10,208	$10,210
03/31/16	$10,307	$10,303
04/30/16	$10,339	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,524	$10,531
07/31/16	$10,575	$10,598
08/31/16	$10,565	$10,586
09/30/16	$10,552	$10,580
10/31/16	$10,466	$10,499
11/30/16	$10,225	$10,250
12/31/16	$10,227	$10,265
01/31/17	$10,248	$10,285
02/28/17	$10,317	$10,354
03/31/17	$10,302	$10,349
04/30/17	$10,385	$10,428
05/31/17	$10,456	$10,509
06/30/17	$10,447	$10,498
07/31/17	$10,489	$10,543
08/31/17	$10,586	$10,638
09/30/17	$10,534	$10,587
10/31/17	$10,531	$10,593
11/30/17	$10,523	$10,580
12/31/17	$10,564	$10,628
01/31/18	$10,446	$10,506
02/28/18	$10,339	$10,406
03/31/18	$10,404	$10,473
04/30/18	$10,319	$10,395
05/31/18	$10,396	$10,469
06/30/18	$10,387	$10,456
07/31/18	$10,389	$10,459
08/31/18	$10,457	$10,526
09/30/18	$10,383	$10,458
10/31/18	$10,297	$10,376
11/30/18	$10,357	$10,438
12/31/18	$10,554	$10,630
01/31/19	$10,675	$10,742
02/28/19	$10,668	$10,736
03/31/19	$10,861	$10,942
04/30/19	$10,864	$10,945
05/31/19	$11,058	$11,139
06/30/19	$11,197	$11,279
07/31/19	$11,220	$11,304
08/31/19	$11,514	$11,597
09/30/19	$11,451	$11,535
10/31/19	$11,489	$11,570
11/30/19	$11,470	$11,564
12/31/19	$11,459	$11,556
01/31/20	$11,686	$11,778
02/29/20	$11,896	$11,990
03/31/20	$11,832	$11,920
04/30/20	$12,059	$12,132
05/31/20	$12,121	$12,188
06/30/20	$12,200	$12,265
07/31/20	$12,383	$12,448
08/31/20	$12,283	$12,348
09/30/20	$12,275	$12,341
10/31/20	$12,219	$12,286
11/30/20	$12,335	$12,406
12/31/20	$12,351	$12,424
01/31/21	$12,257	$12,334
02/28/21	$12,074	$12,156
03/31/21	$11,918	$12,005
04/30/21	$12,011	$12,099
05/31/21	$12,049	$12,139
06/30/21	$12,132	$12,224
07/31/21	$12,268	$12,361
08/31/21	$12,243	$12,337
09/30/21	$12,135	$12,231
10/31/21	$12,128	$12,227
11/30/21	$12,163	$12,263
12/31/21	$12,132	$12,232
01/31/22	$11,868	$11,968
02/28/22	$11,734	$11,835
03/31/22	$11,406	$11,506
04/30/22	$10,967	$11,069
05/31/22	$11,050	$11,141
06/30/22	$10,881	$10,966
07/31/22	$11,154	$11,234
08/31/22	$10,834	$10,917
09/30/22	$10,361	$10,445
10/31/22	$10,225	$10,310
11/30/22	$10,604	$10,689
12/31/22	$10,532	$10,641
01/31/23	$10,873	$10,968
02/28/23	$10,591	$10,684
03/31/23	$10,865	$10,956
04/30/23	$10,929	$11,022
05/31/23	$10,810	$10,902
06/30/23	$10,773	$10,863
07/31/23	$10,766	$10,856
08/31/23	$10,695	$10,786
09/30/23	$10,425	$10,512
10/31/23	$10,260	$10,346
11/30/23	$10,722	$10,815
12/31/23	$11,123	$11,229
01/31/24	$11,101	$11,198
02/29/24	$10,944	$11,040
03/31/24	$11,039	$11,142
04/30/24	$10,765	$10,860
05/31/24	$10,949	$11,044
06/30/24	$11,052	$11,149
07/31/24	$11,310	$11,409
08/31/24	$11,471	$11,573
09/30/24	$11,627	$11,728
10/31/24	$11,339	$11,437
11/30/24	$11,465	$11,558
12/31/24	$11,273	$11,369
01/31/25	$11,329	$11,430
02/28/25	$11,577	$11,681
03/31/25	$11,582	$11,685
04/30/25	$11,626	$11,731
05/31/25	$11,545	$11,647
06/30/25	$11,723	$11,826
07/31/25	$11,693	$11,795
08/31/25	$11,830	$11,936
09/30/25	$11,960	$12,067
10/31/25	$12,033	$12,142
11/30/25	$12,109	$12,217
12/31/25	$12,079	$12,199

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFEX	7.15%	(0.44%)	1.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,981,300,464
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFEX

State Street Aggregate Bond Index Portfolio

SSAFX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$2	0.02%

How did the Fund perform last year and what affected its performance?

The primary factors that affected the markets also influenced the Fund’s performance. Investors entered 2025 cautiously, as inflation concerns and policy uncertainty lingered from the prior year. During 2025, they digested tariff announcements, fiscal policy debates, and a record-breaking government shutdown, which distorted economic data. However, persistent weakness in labor market conditions eventually persuaded the U.S. Federal Reserve to deliver three rate cuts totaling 75 bps. Treasuries across the curve were volatile but tilted lower over the year, particularly the 10-year Treasury yield which declined by 40 bps. Corporate spreads remained tight due to improved corporate sentiment, supported by investor confidence that recession risk had receded and an overall emphasis on growth.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAFX	Bloomberg U.S. Aggregate Bond Index
12/31/15	$10,000	$10,000
01/31/16	$10,136	$10,138
02/29/16	$10,213	$10,210
03/31/16	$10,306	$10,303
04/30/16	$10,345	$10,343
05/31/16	$10,347	$10,345
06/30/16	$10,531	$10,531
07/31/16	$10,583	$10,598
08/31/16	$10,571	$10,586
09/30/16	$10,559	$10,580
10/31/16	$10,477	$10,499
11/30/16	$10,228	$10,250
12/31/16	$10,239	$10,265
01/31/17	$10,256	$10,285
02/28/17	$10,325	$10,354
03/31/17	$10,313	$10,349
04/30/17	$10,395	$10,428
05/31/17	$10,470	$10,509
06/30/17	$10,460	$10,498
07/31/17	$10,504	$10,543
08/31/17	$10,600	$10,638
09/30/17	$10,546	$10,587
10/31/17	$10,549	$10,593
11/30/17	$10,540	$10,580
12/31/17	$10,585	$10,628
01/31/18	$10,458	$10,506
02/28/18	$10,354	$10,406
03/31/18	$10,419	$10,473
04/30/18	$10,335	$10,395
05/31/18	$10,412	$10,469
06/30/18	$10,405	$10,456
07/31/18	$10,407	$10,459
08/31/18	$10,475	$10,526
09/30/18	$10,403	$10,458
10/31/18	$10,319	$10,376
11/30/18	$10,378	$10,438
12/31/18	$10,573	$10,630
01/31/19	$10,692	$10,742
02/28/19	$10,686	$10,736
03/31/19	$10,887	$10,942
04/30/19	$10,891	$10,945
05/31/19	$11,083	$11,139
06/30/19	$11,220	$11,279
07/31/19	$11,248	$11,304
08/31/19	$11,540	$11,597
09/30/19	$11,479	$11,535
10/31/19	$11,517	$11,570
11/30/19	$11,499	$11,564
12/31/19	$11,491	$11,556
01/31/20	$11,716	$11,778
02/29/20	$11,924	$11,990
03/31/20	$11,860	$11,920
04/30/20	$12,093	$12,132
05/31/20	$12,157	$12,188
06/30/20	$12,236	$12,265
07/31/20	$12,419	$12,448
08/31/20	$12,319	$12,348
09/30/20	$12,312	$12,341
10/31/20	$12,256	$12,286
11/30/20	$12,379	$12,406
12/31/20	$12,394	$12,424
01/31/21	$12,302	$12,334
02/28/21	$12,116	$12,156
03/31/21	$11,964	$12,005
04/30/21	$12,057	$12,099
05/31/21	$12,096	$12,139
06/30/21	$12,180	$12,224
07/31/21	$12,316	$12,361
08/31/21	$12,292	$12,337
09/30/21	$12,183	$12,231
10/31/21	$12,177	$12,227
11/30/21	$12,212	$12,263
12/31/21	$12,181	$12,232
01/31/22	$11,917	$11,968
02/28/22	$11,782	$11,835
03/31/22	$11,453	$11,506
04/30/22	$11,011	$11,069
05/31/22	$11,086	$11,141
06/30/22	$10,907	$10,966
07/31/22	$11,181	$11,234
08/31/22	$10,860	$10,917
09/30/22	$10,386	$10,445
10/31/22	$10,251	$10,310
11/30/22	$10,629	$10,689
12/31/22	$10,560	$10,641
01/31/23	$10,903	$10,968
02/28/23	$10,620	$10,684
03/31/23	$10,894	$10,956
04/30/23	$10,958	$11,022
05/31/23	$10,839	$10,902
06/30/23	$10,801	$10,863
07/31/23	$10,795	$10,856
08/31/23	$10,724	$10,786
09/30/23	$10,453	$10,512
10/31/23	$10,288	$10,346
11/30/23	$10,751	$10,815
12/31/23	$11,153	$11,229
01/31/24	$11,130	$11,198
02/29/24	$10,973	$11,040
03/31/24	$11,067	$11,142
04/30/24	$10,794	$10,860
05/31/24	$10,978	$11,044
06/30/24	$11,082	$11,149
07/31/24	$11,340	$11,409
08/31/24	$11,502	$11,573
09/30/24	$11,658	$11,728
10/31/24	$11,368	$11,437
11/30/24	$11,496	$11,558
12/31/24	$11,302	$11,369
01/31/25	$11,359	$11,430
02/28/25	$11,608	$11,681
03/31/25	$11,612	$11,685
04/30/25	$11,658	$11,731
05/31/25	$11,576	$11,647
06/30/25	$11,754	$11,826
07/31/25	$11,723	$11,795
08/31/25	$11,862	$11,936
09/30/25	$11,992	$12,067
10/31/25	$12,066	$12,142
11/30/25	$12,142	$12,217
12/31/25	$12,112	$12,199

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAFX	7.17%	(0.46%)	1.93%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$5,875,808,804
  Number of Portfolio Holdings6,450
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	25.3%
Corporate Bonds & Notes	23.7%
Short-Term Investments	4.7%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.3%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.5%
U.S. Treasury Bonds, 5.00%, due 05/15/45	0.4%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.4%
U.S. Treasury Bonds, 4.75%, due 05/15/55	0.4%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 0.63%, due 08/15/30	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Balanced Index Fund

Class K: SSBIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

How did the Fund perform last year and what affected its performance?

The drivers of the Fund’s absolute performance were its positions in the Dow Jones U.S. Total Stock Market Index and the Bloomberg U.S. Aggregate Bond Index, both posted positive returns for the year.

The main driver of the Fund’s absolute performance was its position in the Dow Jones U.S. Total Stock Market Index which returned 17.05% for the reporting period.

The Fund used equity futures in order to actively manage equity exposure and during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity versus utilizing cash instruments only.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBIX	S&P 500 Index	State Street Balanced Composite Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,100	$10,187	$10,099
11/30/23	$10,850	$11,118	$10,853
12/31/23	$11,359	$11,623	$11,371
01/31/24	$11,430	$11,818	$11,433
02/29/24	$11,731	$12,449	$11,744
03/31/24	$12,002	$12,850	$12,021
04/30/24	$11,570	$12,325	$11,581
05/31/24	$11,982	$12,936	$11,988
06/30/24	$12,254	$13,400	$12,257
07/31/24	$12,495	$13,563	$12,507
08/31/24	$12,726	$13,892	$12,740
09/30/24	$12,907	$14,189	$12,965
10/31/24	$12,716	$14,060	$12,781
11/30/24	$13,279	$14,885	$13,349
12/31/24	$12,949	$14,531	$13,017
01/31/25	$13,211	$14,935	$13,284
02/28/25	$13,171	$14,740	$13,247
03/31/25	$12,716	$13,910	$12,782
04/30/25	$12,676	$13,816	$12,749
05/31/25	$13,131	$14,685	$13,200
06/30/25	$13,616	$15,432	$13,694
07/31/25	$13,788	$15,778	$13,867
08/31/25	$14,040	$16,098	$14,123
09/30/25	$14,394	$16,686	$14,480
10/31/25	$14,617	$17,076	$14,707
11/30/25	$14,677	$17,118	$14,757
12/31/25	$14,662	$17,129	$14,748

Average Annual Total Returns (%)

Name	1 Year	Since Inception 10/27/23
SSBIX	13.23%	19.21%
S&P 500 Index	17.88%	28.03%
State Street Balanced Composite Index	13.30%	19.53%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$606,709,920
  Number of Portfolio Holdings2,493
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Common Stocks	59.9%
Mutual Funds and Exchange Traded Products	39.6%
Short-Term Investments	0.8%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	39.6%
NVIDIA Corp.	4.1%
Apple, Inc.	3.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSBIX

State Street Emerging Markets Equity Index Fund

Class K: SSKEX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$8	0.07%

How did the Fund perform last year and what affected its performance?

Emerging markets ("EM") delivered strong outperformance throughout 2025, finishing the year with MSCI EM up 33.6%, supported by resilient macro fundamentals, a weaker U.S. Dollar and powerful demand for technology hardware. EM Asia and Latin America benefited from stable monetary policy, easing inflation, and recovering trade conditions. Monetary easing across global central banks, including Federal Reserve's cuts, boosted EM asset flows by lowering global funding costs. Commodity‑linked markets saw mixed outcomes as energy prices fell but industrial metals rallied on clean‑energy and Artificial Intelligence‑related demand. China, Korea, and Taiwan were the strongest contributors to the Fund's performance. Saudi Arabia, Indonesia, and Turkey were the weakest contributors. Information technology, financials, and communications services were the strongest contributors to the Fund's performance. Real estate, utilities and health care were the weakest contributing sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSKEX	MSCI All Country World ex USA Index	MSCI Emerging Markets Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,439	$9,320	$9,351
02/29/16	$9,369	$9,213	$9,336
03/31/16	$10,601	$9,962	$10,571
04/30/16	$10,641	$10,225	$10,629
05/31/16	$10,240	$10,052	$10,232
06/30/16	$10,691	$9,898	$10,641
07/31/16	$11,181	$10,388	$11,177
08/31/16	$11,451	$10,453	$11,455
09/30/16	$11,642	$10,582	$11,602
10/31/16	$11,622	$10,430	$11,630
11/30/16	$11,081	$10,189	$11,094
12/31/16	$11,081	$10,450	$11,119
01/31/17	$11,706	$10,820	$11,727
02/28/17	$12,044	$10,992	$12,086
03/31/17	$12,351	$11,271	$12,391
04/30/17	$12,617	$11,512	$12,663
05/31/17	$12,986	$11,886	$13,037
06/30/17	$13,119	$11,923	$13,168
07/31/17	$13,897	$12,362	$13,953
08/31/17	$14,215	$12,427	$14,264
09/30/17	$14,153	$12,657	$14,208
10/31/17	$14,635	$12,896	$14,706
11/30/17	$14,696	$13,000	$14,735
12/31/17	$15,202	$13,291	$15,264
01/31/18	$16,463	$14,031	$16,536
02/28/18	$15,601	$13,370	$15,774
03/31/18	$15,496	$13,134	$15,480
04/30/18	$15,265	$13,343	$15,412
05/31/18	$14,781	$13,035	$14,866
06/30/18	$14,161	$12,790	$14,248
07/31/18	$14,487	$13,096	$14,561
08/31/18	$14,077	$12,822	$14,167
09/30/18	$14,003	$12,881	$14,092
10/31/18	$12,794	$11,833	$12,865
11/30/18	$13,309	$11,945	$13,395
12/31/18	$12,956	$11,404	$13,040
01/31/19	$14,126	$12,266	$14,182
02/28/19	$14,115	$12,506	$14,214
03/31/19	$14,223	$12,580	$14,333
04/30/19	$14,516	$12,912	$14,635
05/31/19	$13,476	$12,219	$13,573
06/30/19	$14,310	$12,955	$14,420
07/31/19	$14,061	$12,798	$14,244
08/31/19	$13,443	$12,403	$13,549
09/30/19	$13,693	$12,722	$13,808
10/31/19	$14,278	$13,166	$14,390
11/30/19	$14,245	$13,282	$14,370
12/31/19	$15,305	$13,857	$15,443
01/31/20	$14,448	$13,485	$14,723
02/29/20	$13,879	$12,419	$13,946
03/31/20	$11,629	$10,621	$11,798
04/30/20	$12,694	$11,426	$12,879
05/31/20	$12,868	$11,800	$12,978
06/30/20	$13,851	$12,333	$13,932
07/31/20	$15,038	$12,883	$15,177
08/31/20	$15,368	$13,434	$15,512
09/30/20	$15,183	$13,104	$15,263
10/31/20	$15,466	$12,822	$15,578
11/30/20	$16,854	$14,547	$17,018
12/31/20	$18,087	$15,334	$18,270
01/31/21	$18,630	$15,367	$18,830
02/28/21	$18,768	$15,671	$18,974
03/31/21	$18,487	$15,869	$18,687
04/30/21	$18,950	$16,336	$19,152
05/31/21	$19,158	$16,847	$19,597
06/30/21	$19,408	$16,738	$19,630
07/31/21	$18,103	$16,462	$18,309
08/31/21	$18,562	$16,775	$18,788
09/30/21	$17,772	$16,238	$18,042
10/31/21	$17,992	$16,626	$18,220
11/30/21	$17,220	$15,877	$17,477
12/31/21	$17,580	$16,533	$17,805
01/31/22	$17,483	$15,924	$17,468
02/28/22	$16,692	$15,609	$16,946
03/31/22	$16,192	$15,634	$16,563
04/30/22	$15,262	$14,652	$15,642
05/31/22	$15,507	$14,757	$15,711
06/30/22	$14,466	$13,488	$14,667
07/31/22	$14,440	$13,949	$14,631
08/31/22	$14,371	$13,501	$14,692
09/30/22	$12,700	$12,151	$12,969
10/31/22	$12,378	$12,514	$12,567
11/30/22	$14,364	$13,992	$14,431
12/31/22	$14,020	$13,887	$14,228
01/31/23	$15,195	$15,013	$15,351
02/28/23	$14,135	$14,486	$14,356
03/31/23	$14,599	$14,841	$14,791
04/30/23	$14,479	$15,098	$14,623
05/31/23	$14,169	$14,549	$14,377
06/30/23	$14,741	$15,202	$14,923
07/31/23	$15,616	$15,820	$15,852
08/31/23	$14,652	$15,106	$14,876
09/30/23	$14,258	$14,629	$14,487
10/31/23	$13,726	$14,025	$13,924
11/30/23	$14,799	$15,288	$15,038
12/31/23	$15,348	$16,056	$15,626
01/31/24	$14,630	$15,896	$14,901
02/29/24	$15,330	$16,299	$15,609
03/31/24	$15,668	$16,808	$15,996
04/30/24	$15,678	$16,506	$16,068
05/31/24	$15,914	$16,985	$16,159
06/30/24	$16,456	$16,969	$16,796
07/31/24	$16,580	$17,362	$16,846
08/31/24	$16,717	$17,857	$17,118
09/30/24	$17,795	$18,337	$18,261
10/31/24	$16,970	$17,438	$17,449
11/30/24	$16,468	$17,280	$16,822
12/31/24	$16,424	$16,944	$16,799
01/31/25	$16,716	$17,627	$17,099
02/28/25	$16,828	$17,872	$17,182
03/31/25	$17,033	$17,831	$17,290
04/30/25	$17,153	$18,475	$17,518
05/31/25	$17,832	$19,321	$18,265
06/30/25	$18,939	$19,977	$19,363
07/31/25	$19,253	$19,919	$19,741
08/31/25	$19,598	$20,611	$19,994
09/30/25	$20,994	$21,353	$21,424
10/31/25	$21,868	$21,785	$22,319
11/30/25	$21,341	$21,779	$21,786
12/31/25	$21,971	$22,432	$22,437

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSKEX	33.77%	3.97%	8.19%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$617,986,689
  Number of Portfolio Holdings1,174
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
China	23.7%
Taiwan	20.4%
India	15.4%
South Korea	13.2%
Brazil	4.2%
Switzerland	3.4%
South Africa	3.3%
Saudi Arabia	2.8%
Mexico	2.0%
United Arab Emirates	1.4%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Tencent Holdings Ltd.	4.8%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	3.1%
SK Hynix, Inc.	2.4%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.4%
HDFC Bank Ltd.	1.2%
UBS AG, due 06/04/27	1.1%
Reliance Industries Ltd.	1.0%
China Construction Bank Corp., Class H	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf .

TSR AR SSKEX

State Street Equity 500 Index Fund

Administrative Shares: STFAX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$17	0.16%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	STFAX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,747,816	$23,760,000
02/29/16	$23,733,256	$23,729,112
03/31/16	$25,320,326	$25,337,946
04/30/16	$25,407,688	$25,436,764
05/31/16	$25,859,056	$25,894,626
06/30/16	$25,931,858	$25,961,952
07/31/16	$26,878,276	$26,919,948
08/31/16	$26,921,957	$26,957,635
09/30/16	$26,907,397	$26,963,027
10/31/16	$26,397,787	$26,472,300
11/30/16	$27,387,886	$27,451,775
12/31/16	$27,937,685	$27,995,320
01/31/17	$28,442,136	$28,527,231
02/28/17	$29,584,569	$29,659,762
03/31/17	$29,599,406	$29,695,354
04/30/17	$29,896,142	$30,001,216
05/31/17	$30,311,572	$30,424,233
06/30/17	$30,474,777	$30,612,864
07/31/17	$31,112,759	$31,243,489
08/31/17	$31,172,106	$31,340,343
09/30/17	$31,839,762	$31,985,954
10/31/17	$32,566,765	$32,731,227
11/30/17	$33,560,830	$33,736,076
12/31/17	$33,924,547	$34,110,546
01/31/18	$35,870,266	$36,065,081
02/28/18	$34,567,890	$34,734,279
03/31/18	$33,673,487	$33,852,028
04/30/18	$33,767,635	$33,980,666
05/31/18	$34,599,272	$34,799,600
06/30/18	$34,803,259	$35,015,358
07/31/18	$36,058,561	$36,317,929
08/31/18	$37,251,099	$37,501,894
09/30/18	$37,455,085	$37,715,654
10/31/18	$34,881,715	$35,135,904
11/30/18	$35,603,514	$35,852,676
12/31/18	$32,376,258	$32,615,179
01/31/19	$34,947,896	$35,227,655
02/28/19	$36,068,866	$36,358,463
03/31/19	$36,777,715	$37,063,817
04/30/19	$38,261,352	$38,564,902
05/31/19	$35,838,078	$36,116,030
06/30/19	$38,327,291	$38,662,211
07/31/19	$38,871,291	$39,218,946
08/31/19	$38,261,352	$38,599,287
09/30/19	$38,970,201	$39,321,094
10/31/19	$39,794,443	$40,174,362
11/30/19	$41,245,111	$41,632,691
12/31/19	$42,457,258	$42,889,998
01/31/20	$42,457,258	$42,872,842
02/29/20	$38,967,855	$39,344,407
03/31/20	$34,137,698	$34,485,373
04/30/20	$38,507,186	$38,906,398
05/31/20	$40,329,238	$40,758,342
06/30/20	$41,118,221	$41,569,433
07/31/20	$43,437,040	$43,913,949
08/31/20	$46,541,405	$47,071,362
09/30/20	$44,764,045	$45,282,650
10/31/20	$43,567,678	$44,078,132
11/30/20	$48,310,171	$48,904,687
12/31/20	$50,159,708	$50,782,627
01/31/21	$49,635,135	$50,269,723
02/28/21	$50,962,306	$51,657,167
03/31/21	$53,191,743	$53,919,751
04/30/21	$56,013,947	$56,799,066
05/31/21	$56,402,132	$57,196,659
06/30/21	$57,704,822	$58,529,342
07/31/21	$59,061,719	$59,922,340
08/31/21	$60,848,766	$61,743,979
09/30/21	$58,014,321	$58,872,884
10/31/21	$62,065,776	$62,999,873
11/30/21	$61,628,631	$62,565,174
12/31/21	$64,363,347	$65,368,094
01/31/22	$61,021,218	$61,988,563
02/28/22	$59,186,007	$60,135,105
03/31/22	$61,378,214	$62,366,118
04/30/22	$56,016,097	$56,927,792
05/31/22	$56,130,910	$57,030,262
06/30/22	$51,482,784	$52,325,266
07/31/22	$56,211,637	$57,149,655
08/31/22	$53,917,175	$54,817,949
09/30/22	$48,949,727	$49,769,216
10/31/22	$52,898,211	$53,800,523
11/30/22	$55,843,877	$56,807,972
12/31/22	$52,600,629	$53,535,833
01/31/23	$55,900,178	$56,897,883
02/28/23	$54,527,654	$55,509,575
03/31/23	$56,515,069	$57,546,776
04/30/23	$57,389,825	$58,444,506
05/31/23	$57,636,879	$58,695,817
06/30/23	$61,436,027	$62,575,611
07/31/23	$63,397,822	$64,584,288
08/31/23	$62,389,474	$63,557,397
09/30/23	$59,412,011	$60,525,710
10/31/23	$58,158,439	$59,254,670
11/30/23	$63,456,383	$64,664,621
12/31/23	$66,318,532	$67,600,395
01/31/24	$67,421,423	$68,736,081
02/29/24	$71,014,653	$72,406,588
03/31/24	$73,287,390	$74,738,080
04/30/24	$70,291,171	$71,688,767
05/31/24	$73,765,371	$75,244,529
06/30/24	$76,398,919	$77,945,808
07/31/24	$77,319,544	$78,896,747
08/31/24	$79,186,834	$80,813,938
09/30/24	$80,856,979	$82,543,356
10/31/24	$80,113,039	$81,792,212
11/30/24	$84,801,721	$86,593,414
12/31/24	$82,767,609	$84,532,491
01/31/25	$85,065,399	$86,882,494
02/28/25	$83,946,688	$85,753,022
03/31/25	$79,190,753	$80,925,127
04/30/25	$78,638,000	$80,374,836
05/31/25	$83,569,383	$85,430,413
06/30/25	$87,804,636	$89,778,821
07/31/25	$89,757,192	$91,789,867
08/31/25	$91,562,598	$93,653,201
09/30/25	$94,892,319	$97,071,543
10/31/25	$97,097,669	$99,343,017
11/30/25	$97,312,733	$99,591,375
12/31/25	$97,359,324	$99,651,129

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
STFAX	17.63%	14.18%	14.56%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR STFAX

State Street Equity 500 Index Fund

Class A: SSSVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.41%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSVX with load	S&P 500 Index
12/31/15	$9,475	$10,000
01/31/16	$9,001	$9,504
02/29/16	$8,990	$9,491
03/31/16	$9,591	$10,135
04/30/16	$9,624	$10,174
05/31/16	$9,790	$10,357
06/30/16	$9,817	$10,384
07/31/16	$10,171	$10,766
08/31/16	$10,187	$10,782
09/30/16	$10,182	$10,784
10/31/16	$9,983	$10,587
11/30/16	$10,353	$10,979
12/31/16	$10,557	$11,196
01/31/17	$10,747	$11,408
02/28/17	$11,174	$11,861
03/31/17	$11,179	$11,875
04/30/17	$11,286	$11,997
05/31/17	$11,443	$12,166
06/30/17	$11,504	$12,242
07/31/17	$11,740	$12,494
08/31/17	$11,762	$12,532
09/30/17	$12,009	$12,790
10/31/17	$12,284	$13,089
11/30/17	$12,648	$13,490
12/31/17	$12,786	$13,640
01/31/18	$13,513	$14,421
02/28/18	$13,017	$13,890
03/31/18	$12,680	$13,537
04/30/18	$12,715	$13,589
05/31/18	$13,023	$13,916
06/30/18	$13,100	$14,002
07/31/18	$13,573	$14,523
08/31/18	$14,022	$14,996
09/30/18	$14,093	$15,081
10/31/18	$13,129	$14,050
11/30/18	$13,395	$14,337
12/31/18	$12,183	$13,042
01/31/19	$13,150	$14,087
02/28/19	$13,572	$14,540
03/31/19	$13,839	$14,822
04/30/19	$14,391	$15,422
05/31/19	$13,479	$14,442
06/30/19	$14,416	$15,460
07/31/19	$14,614	$15,682
08/31/19	$14,385	$15,434
09/30/19	$14,645	$15,723
10/31/19	$14,943	$16,063
11/30/19	$15,483	$16,646
12/31/19	$15,933	$17,149
01/31/20	$15,926	$17,142
02/29/20	$14,611	$15,731
03/31/20	$12,798	$13,788
04/30/20	$14,437	$15,555
05/31/20	$15,116	$16,296
06/30/20	$15,408	$16,620
07/31/20	$16,273	$17,558
08/31/20	$17,431	$18,820
09/30/20	$16,762	$18,105
10/31/20	$16,310	$17,623
11/30/20	$18,080	$19,552
12/31/20	$18,768	$20,304
01/31/21	$18,567	$20,099
02/28/21	$19,060	$20,653
03/31/21	$19,888	$21,558
04/30/21	$20,938	$22,708
05/31/21	$21,078	$22,867
06/30/21	$21,559	$23,401
07/31/21	$22,060	$23,956
08/31/21	$22,722	$24,685
09/30/21	$21,658	$23,537
10/31/21	$23,165	$25,186
11/30/21	$22,996	$25,011
12/31/21	$24,011	$26,132
01/31/22	$22,757	$24,780
02/28/22	$22,068	$24,038
03/31/22	$22,880	$24,931
04/30/22	$20,876	$22,757
05/31/22	$20,913	$22,798
06/30/22	$19,177	$20,916
07/31/22	$20,933	$22,845
08/31/22	$20,073	$21,913
09/30/22	$18,220	$19,895
10/31/22	$19,684	$21,506
11/30/22	$20,775	$22,708
12/31/22	$19,564	$21,399
01/31/23	$20,786	$22,744
02/28/23	$20,270	$22,189
03/31/23	$21,004	$23,004
04/30/23	$21,324	$23,363
05/31/23	$21,410	$23,464
06/30/23	$22,816	$25,015
07/31/23	$23,538	$25,818
08/31/23	$23,159	$25,407
09/30/23	$22,048	$24,196
10/31/23	$21,577	$23,687
11/30/23	$23,537	$25,850
12/31/23	$24,592	$27,025
01/31/24	$24,995	$27,479
02/29/24	$26,320	$28,946
03/31/24	$27,156	$29,878
04/30/24	$26,040	$28,657
05/31/24	$27,319	$30,078
06/30/24	$28,288	$31,157
07/31/24	$28,624	$31,537
08/31/24	$29,308	$32,302
09/30/24	$29,919	$32,992
10/31/24	$29,636	$32,692
11/30/24	$31,362	$34,611
12/31/24	$30,603	$33,786
01/31/25	$31,446	$34,727
02/28/25	$31,024	$34,274
03/31/25	$29,260	$32,343
04/30/25	$29,049	$32,124
05/31/25	$30,863	$34,146
06/30/25	$32,419	$35,882
07/31/25	$33,132	$36,687
08/31/25	$33,790	$37,431
09/30/25	$35,012	$38,797
10/31/25	$35,819	$39,706
11/30/25	$35,892	$39,803
12/31/25	$35,904	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSVX	17.32%	13.85%	14.25%
SSSVX (Adjusted for the 5.25% Maximum Sales Charge)	11.16%	12.63%	13.64%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR SSSVX

State Street Equity 500 Index Fund

Class I: SSSWX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.13%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSWX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,505	$9,504
02/29/16	$9,493	$9,491
03/31/16	$10,134	$10,135
04/30/16	$10,169	$10,174
05/31/16	$10,349	$10,357
06/30/16	$10,379	$10,384
07/31/16	$10,751	$10,766
08/31/16	$10,769	$10,782
09/30/16	$10,769	$10,784
10/31/16	$10,559	$10,587
11/30/16	$10,955	$10,979
12/31/16	$11,175	$11,196
01/31/17	$11,377	$11,408
02/28/17	$11,828	$11,861
03/31/17	$11,840	$11,875
04/30/17	$11,952	$11,997
05/31/17	$12,118	$12,166
06/30/17	$12,184	$12,242
07/31/17	$12,439	$12,494
08/31/17	$12,468	$12,532
09/30/17	$12,729	$12,790
10/31/17	$13,026	$13,089
11/30/17	$13,417	$13,490
12/31/17	$13,562	$13,640
01/31/18	$14,339	$14,421
02/28/18	$13,819	$13,890
03/31/18	$13,461	$13,537
04/30/18	$13,499	$13,589
05/31/18	$13,831	$13,916
06/30/18	$13,913	$14,002
07/31/18	$14,421	$14,523
08/31/18	$14,897	$14,996
09/30/18	$14,979	$15,081
10/31/18	$13,950	$14,050
11/30/18	$14,245	$14,337
12/31/18	$12,958	$13,042
01/31/19	$13,986	$14,087
02/28/19	$14,441	$14,540
03/31/19	$14,725	$14,822
04/30/19	$15,318	$15,422
05/31/19	$14,349	$14,442
06/30/19	$15,345	$15,460
07/31/19	$15,562	$15,682
08/31/19	$15,318	$15,434
09/30/19	$15,602	$15,723
10/31/19	$15,932	$16,063
11/30/19	$16,505	$16,646
12/31/19	$16,996	$17,149
01/31/20	$16,989	$17,142
02/29/20	$15,593	$15,731
03/31/20	$13,660	$13,788
04/30/20	$15,412	$15,555
05/31/20	$16,140	$16,296
06/30/20	$16,455	$16,620
07/31/20	$17,382	$17,558
08/31/20	$18,624	$18,820
09/30/20	$17,912	$18,105
10/31/20	$17,432	$17,623
11/30/20	$19,329	$19,552
12/31/20	$20,068	$20,304
01/31/21	$19,857	$20,099
02/28/21	$20,388	$20,653
03/31/21	$21,278	$21,558
04/30/21	$22,407	$22,708
05/31/21	$22,561	$22,867
06/30/21	$23,081	$23,401
07/31/21	$23,623	$23,956
08/31/21	$24,337	$24,685
09/30/21	$23,202	$23,537
10/31/21	$24,821	$25,186
11/30/21	$24,646	$25,011
12/31/21	$25,738	$26,132
01/31/22	$24,400	$24,780
02/28/22	$23,666	$24,038
03/31/22	$24,541	$24,931
04/30/22	$22,397	$22,757
05/31/22	$22,442	$22,798
06/30/22	$20,582	$20,916
07/31/22	$22,472	$22,845
08/31/22	$21,553	$21,913
09/30/22	$19,567	$19,895
10/31/22	$21,144	$21,506
11/30/22	$22,321	$22,708
12/31/22	$21,024	$21,399
01/31/23	$22,342	$22,744
02/28/23	$21,792	$22,189
03/31/23	$22,586	$23,004
04/30/23	$22,934	$23,363
05/31/23	$23,032	$23,464
06/30/23	$24,550	$25,015
07/31/23	$25,332	$25,818
08/31/23	$24,929	$25,407
09/30/23	$23,738	$24,196
10/31/23	$23,235	$23,687
11/30/23	$25,351	$25,850
12/31/23	$26,494	$27,025
01/31/24	$26,933	$27,479
02/29/24	$28,367	$28,946
03/31/24	$29,274	$29,878
04/30/24	$28,076	$28,657
05/31/24	$29,463	$30,078
06/30/24	$30,520	$31,157
07/31/24	$30,891	$31,537
08/31/24	$31,641	$32,302
09/30/24	$32,313	$32,992
10/31/24	$32,020	$32,692
11/30/24	$33,897	$34,611
12/31/24	$33,088	$33,786
01/31/25	$34,011	$34,727
02/28/25	$33,567	$34,274
03/31/25	$31,664	$32,343
04/30/25	$31,444	$32,124
05/31/25	$33,416	$34,146
06/30/25	$35,112	$35,882
07/31/25	$35,893	$36,687
08/31/25	$36,616	$37,431
09/30/25	$37,949	$38,797
10/31/25	$38,832	$39,706
11/30/25	$38,919	$39,803
12/31/25	$38,933	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSWX	17.66%	14.17%	14.56%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR SSSWX

State Street Equity 500 Index Fund

Class K: SSSYX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSSYX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,505	$9,504
02/29/16	$9,493	$9,491
03/31/16	$10,134	$10,135
04/30/16	$10,169	$10,174
05/31/16	$10,355	$10,357
06/30/16	$10,384	$10,384
07/31/16	$10,763	$10,766
08/31/16	$10,780	$10,782
09/30/16	$10,780	$10,784
10/31/16	$10,577	$10,587
11/30/16	$10,973	$10,979
12/31/16	$11,192	$11,196
01/31/17	$11,400	$11,408
02/28/17	$11,852	$11,861
03/31/17	$11,863	$11,875
04/30/17	$11,982	$11,997
05/31/17	$12,149	$12,166
06/30/17	$12,220	$12,242
07/31/17	$12,476	$12,494
08/31/17	$12,505	$12,532
09/30/17	$12,773	$12,790
10/31/17	$13,070	$13,089
11/30/17	$13,462	$13,490
12/31/17	$13,610	$13,640
01/31/18	$14,391	$14,421
02/28/18	$13,874	$13,890
03/31/18	$13,516	$13,537
04/30/18	$13,560	$13,589
05/31/18	$13,893	$13,916
06/30/18	$13,975	$14,002
07/31/18	$14,485	$14,523
08/31/18	$14,964	$14,996
09/30/18	$15,045	$15,081
10/31/18	$14,013	$14,050
11/30/18	$14,309	$14,337
12/31/18	$13,008	$13,042
01/31/19	$14,048	$14,087
02/28/19	$14,498	$14,540
03/31/19	$14,790	$14,822
04/30/19	$15,386	$15,422
05/31/19	$14,412	$14,442
06/30/19	$15,412	$15,460
07/31/19	$15,637	$15,682
08/31/19	$15,392	$15,434
09/30/19	$15,677	$15,723
10/31/19	$16,008	$16,063
11/30/19	$16,598	$16,646
12/31/19	$17,091	$17,149
01/31/20	$17,091	$17,142
02/29/20	$15,687	$15,731
03/31/20	$13,743	$13,788
04/30/20	$15,508	$15,555
05/31/20	$16,243	$16,296
06/30/20	$16,564	$16,620
07/31/20	$17,500	$17,558
08/31/20	$18,753	$18,820
09/30/20	$18,039	$18,105
10/31/20	$17,559	$17,623
11/30/20	$19,473	$19,552
12/31/20	$20,221	$20,304
01/31/21	$20,012	$20,099
02/28/21	$20,550	$20,653
03/31/21	$21,451	$21,558
04/30/21	$22,592	$22,708
05/31/21	$22,751	$22,867
06/30/21	$23,280	$23,401
07/31/21	$23,831	$23,956
08/31/21	$24,555	$24,685
09/30/21	$23,413	$23,537
10/31/21	$25,052	$25,186
11/30/21	$24,879	$25,011
12/31/21	$25,986	$26,132
01/31/22	$24,639	$24,780
02/28/22	$23,901	$24,038
03/31/22	$24,789	$24,931
04/30/22	$22,626	$22,757
05/31/22	$22,676	$22,798
06/30/22	$20,801	$20,916
07/31/22	$22,714	$22,845
08/31/22	$21,790	$21,913
09/30/22	$19,785	$19,895
10/31/22	$21,383	$21,506
11/30/22	$22,577	$22,708
12/31/22	$21,269	$21,399
01/31/23	$22,605	$22,744
02/28/23	$22,053	$22,189
03/31/23	$22,860	$23,004
04/30/23	$23,216	$23,363
05/31/23	$23,320	$23,464
06/30/23	$24,860	$25,015
07/31/23	$25,656	$25,818
08/31/23	$25,252	$25,407
09/30/23	$24,050	$24,196
10/31/23	$23,545	$23,687
11/30/23	$25,693	$25,850
12/31/23	$26,855	$27,025
01/31/24	$27,306	$27,479
02/29/24	$28,764	$28,946
03/31/24	$29,688	$29,878
04/30/24	$28,479	$28,657
05/31/24	$29,889	$30,078
06/30/24	$30,961	$31,157
07/31/24	$31,337	$31,537
08/31/24	$32,098	$32,302
09/30/24	$32,780	$32,992
10/31/24	$32,482	$32,692
11/30/24	$34,387	$34,611
12/31/24	$33,566	$33,786
01/31/25	$34,503	$34,727
02/28/25	$34,053	$34,274
03/31/25	$32,128	$32,343
04/30/25	$31,908	$32,124
05/31/25	$33,913	$34,146
06/30/25	$35,636	$35,882
07/31/25	$36,434	$36,687
08/31/25	$37,170	$37,431
09/30/25	$38,527	$38,797
10/31/25	$39,428	$39,706
11/30/25	$39,519	$39,803
12/31/25	$39,544	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSSYX	17.81%	14.36%	14.74%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR SSSYX

State Street Equity 500 Index Fund

Class R Shares: SSFRX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	0.61%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	SSFRX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,760,933	$23,760,000
02/29/16	$23,717,201	$23,729,112
03/31/16	$25,306,122	$25,337,946
04/30/16	$25,393,586	$25,436,764
05/31/16	$25,830,904	$25,894,626
06/30/16	$25,889,213	$25,961,952
07/31/16	$26,822,157	$26,919,948
08/31/16	$26,851,312	$26,957,635
09/30/16	$26,836,735	$26,963,027
10/31/16	$26,311,953	$26,472,300
11/30/16	$27,288,630	$27,451,775
12/31/16	$27,815,120	$27,995,320
01/31/17	$28,317,892	$28,527,231
02/28/17	$29,441,736	$29,659,762
03/31/17	$29,441,736	$29,695,354
04/30/17	$29,722,696	$30,001,216
05/31/17	$30,121,956	$30,424,233
06/30/17	$30,284,618	$30,612,864
07/31/17	$30,905,689	$31,243,489
08/31/17	$30,964,839	$31,340,343
09/30/17	$31,600,698	$31,985,954
10/31/17	$32,325,281	$32,731,227
11/30/17	$33,286,462	$33,736,076
12/31/17	$33,645,037	$34,110,546
01/31/18	$35,544,479	$36,065,081
02/28/18	$34,252,236	$34,734,279
03/31/18	$33,349,222	$33,852,028
04/30/18	$33,442,638	$33,980,666
05/31/18	$34,236,667	$34,799,600
06/30/18	$34,423,497	$35,015,358
07/31/18	$35,669,033	$36,317,929
08/31/18	$36,821,154	$37,501,894
09/30/18	$37,007,984	$37,715,654
10/31/18	$34,454,636	$35,135,904
11/30/18	$35,155,249	$35,852,676
12/31/18	$31,949,348	$32,615,179
01/31/19	$34,489,663	$35,227,655
02/28/19	$35,580,696	$36,358,463
03/31/19	$36,264,627	$37,063,817
04/30/19	$37,713,909	$38,564,902
05/31/19	$35,303,866	$36,116,030
06/30/19	$37,746,477	$38,662,211
07/31/19	$38,267,567	$39,218,946
08/31/19	$37,648,773	$38,599,287
09/30/19	$38,332,704	$39,321,094
10/31/19	$39,130,623	$40,174,362
11/30/19	$40,531,053	$41,632,691
12/31/19	$41,719,034	$42,889,998
01/31/20	$41,702,130	$42,872,842
02/29/20	$38,253,717	$39,344,407
03/31/20	$33,503,697	$34,485,373
04/30/20	$37,787,167	$38,906,398
05/31/20	$39,560,395	$40,758,342
06/30/20	$40,319,384	$41,569,433
07/31/20	$42,576,066	$43,913,949
08/31/20	$45,601,879	$47,071,362
09/30/20	$43,845,555	$45,282,650
10/31/20	$42,657,205	$44,078,132
11/30/20	$47,282,135	$48,904,687
12/31/20	$49,074,318	$50,782,627
01/31/21	$48,541,943	$50,269,723
02/28/21	$49,824,093	$51,657,167
03/31/21	$51,982,692	$53,919,751
04/30/21	$54,721,596	$56,799,066
05/31/21	$55,079,365	$57,196,659
06/30/21	$56,328,991	$58,529,342
07/31/21	$57,633,394	$59,922,340
08/31/21	$59,353,768	$61,743,979
09/30/21	$56,566,933	$58,872,884
10/31/21	$60,495,549	$62,999,873
11/30/21	$60,047,053	$62,565,174
12/31/21	$62,688,183	$65,368,094
01/31/22	$59,408,313	$61,988,563
02/28/22	$57,602,286	$60,135,105
03/31/22	$59,712,523	$62,366,118
04/30/22	$54,476,269	$56,927,792
05/31/22	$54,567,182	$57,030,262
06/30/22	$50,030,262	$52,325,266
07/31/22	$54,605,646	$57,149,655
08/31/22	$52,355,543	$54,817,949
09/30/22	$47,514,412	$49,769,216
10/31/22	$51,327,524	$53,800,523
11/30/22	$54,166,814	$56,807,972
12/31/22	$51,001,268	$53,535,833
01/31/23	$54,179,304	$56,897,883
02/28/23	$52,829,971	$55,509,575
03/31/23	$54,735,017	$57,546,776
04/30/23	$55,562,372	$58,444,506
05/31/23	$55,780,751	$58,695,817
06/30/23	$59,436,380	$62,575,611
07/31/23	$61,309,469	$64,584,288
08/31/23	$60,311,672	$63,557,397
09/30/23	$57,412,379	$60,525,710
10/31/23	$56,178,449	$59,254,670
11/30/23	$61,273,960	$64,664,621
12/31/23	$64,014,024	$67,600,395
01/31/24	$65,054,070	$68,736,081
02/29/24	$68,495,742	$72,406,588
03/31/24	$70,662,055	$74,738,080
04/30/24	$67,748,489	$71,688,767
05/31/24	$71,068,015	$75,244,529
06/30/24	$73,579,214	$77,945,808
07/31/24	$74,437,836	$78,896,747
08/31/24	$76,205,375	$80,813,938
09/30/24	$77,784,305	$82,543,356
10/31/24	$77,040,645	$81,792,212
11/30/24	$81,516,974	$86,593,414
12/31/24	$79,531,368	$84,532,491
01/31/25	$81,709,788	$86,882,494
02/28/25	$80,605,160	$85,753,022
03/31/25	$76,010,708	$80,925,127
04/30/25	$75,452,045	$80,374,836
05/31/25	$80,151,700	$85,430,413
06/30/25	$84,185,677	$89,778,821
07/31/25	$86,024,909	$91,789,867
08/31/25	$87,719,034	$93,653,201
09/30/25	$90,876,926	$97,071,543
10/31/25	$92,953,771	$99,343,017
11/30/25	$93,124,272	$99,591,375
12/31/25	$93,133,314	$99,651,129

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFRX	17.10%	13.67%	14.06%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR SSFRX

State Street Equity 500 Index Fund

Service Shares: STBIX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$28	0.26%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $25,000,000 Investment

(Based on Net Asset Value)

	STBIX	S&P 500 Index
12/31/15	$25,000,000	$25,000,000
01/31/16	$23,760,933	$23,760,000
02/29/16	$23,731,778	$23,729,112
03/31/16	$25,320,700	$25,337,946
04/30/16	$25,408,163	$25,436,764
05/31/16	$25,860,058	$25,894,626
06/30/16	$25,932,945	$25,961,952
07/31/16	$26,865,889	$26,919,948
08/31/16	$26,909,621	$26,957,635
09/30/16	$26,895,044	$26,963,027
10/31/16	$26,384,840	$26,472,300
11/30/16	$27,376,093	$27,451,775
12/31/16	$27,913,122	$27,995,320
01/31/17	$28,417,666	$28,527,231
02/28/17	$29,545,469	$29,659,762
03/31/17	$29,575,148	$29,695,354
04/30/17	$29,857,098	$30,001,216
05/31/17	$30,272,605	$30,424,233
06/30/17	$30,435,839	$30,612,864
07/31/17	$31,073,938	$31,243,489
08/31/17	$31,133,296	$31,340,343
09/30/17	$31,801,074	$31,985,954
10/31/17	$32,528,211	$32,731,227
11/30/17	$33,507,618	$33,736,076
12/31/17	$33,867,223	$34,110,546
01/31/18	$35,795,773	$36,065,081
02/28/18	$34,494,393	$34,734,279
03/31/18	$33,616,354	$33,852,028
04/30/18	$33,710,430	$33,980,666
05/31/18	$34,525,752	$34,799,600
06/30/18	$34,729,582	$35,015,358
07/31/18	$35,983,924	$36,317,929
08/31/18	$37,159,869	$37,501,894
09/30/18	$37,363,700	$37,715,654
10/31/18	$34,792,299	$35,135,904
11/30/18	$35,513,546	$35,852,676
12/31/18	$32,288,072	$32,615,179
01/31/19	$34,855,319	$35,227,655
02/28/19	$35,974,376	$36,358,463
03/31/19	$36,665,558	$37,063,817
04/30/19	$38,146,662	$38,564,902
05/31/19	$35,727,525	$36,116,030
06/30/19	$38,196,032	$38,662,211
07/31/19	$38,739,104	$39,218,946
08/31/19	$38,130,205	$38,599,287
09/30/19	$38,837,844	$39,321,094
10/31/19	$39,644,223	$40,174,362
11/30/19	$41,092,414	$41,632,691
12/31/19	$42,293,060	$42,889,998
01/31/20	$42,293,060	$42,872,842
02/29/20	$38,812,926	$39,344,407
03/31/20	$33,995,597	$34,485,373
04/30/20	$38,356,909	$38,906,398
05/31/20	$40,168,978	$40,758,342
06/30/20	$40,952,437	$41,569,433
07/31/20	$43,256,526	$43,913,949
08/31/20	$46,344,074	$47,071,362
09/30/20	$44,571,434	$45,282,650
10/31/20	$43,376,531	$44,078,132
11/30/20	$48,092,713	$48,904,687
12/31/20	$49,929,960	$50,782,627
01/31/21	$49,403,813	$50,269,723
02/28/21	$50,722,665	$51,657,167
03/31/21	$52,935,270	$53,919,751
04/30/21	$55,740,226	$56,799,066
05/31/21	$56,121,770	$57,196,659
06/30/21	$57,412,746	$58,529,342
07/31/21	$58,759,474	$59,922,340
08/31/21	$60,529,558	$61,743,979
09/30/21	$57,705,437	$58,872,884
10/31/21	$61,729,939	$62,999,873
11/30/21	$61,289,161	$62,565,174
12/31/21	$64,005,322	$65,368,094
01/31/22	$60,675,060	$61,988,563
02/28/22	$58,846,541	$60,135,105
03/31/22	$61,021,479	$62,366,118
04/30/22	$55,685,916	$56,927,792
05/31/22	$55,794,842	$57,030,262
06/30/22	$51,171,759	$52,325,266
07/31/22	$55,866,268	$57,149,655
08/31/22	$53,580,619	$54,817,949
09/30/22	$48,641,474	$49,769,216
10/31/22	$52,559,219	$53,800,523
11/30/22	$55,482,351	$56,807,972
12/31/22	$52,256,811	$53,535,833
01/31/23	$55,528,776	$56,897,883
02/28/23	$54,160,302	$55,509,575
03/31/23	$56,131,124	$57,546,776
04/30/23	$56,993,699	$58,444,506
05/31/23	$57,235,730	$58,695,817
06/30/23	$61,004,495	$62,575,611
07/31/23	$62,946,201	$64,584,288
08/31/23	$61,939,862	$63,557,397
09/30/23	$58,979,080	$60,525,710
10/31/23	$57,728,891	$59,254,670
11/30/23	$62,982,596	$64,664,621
12/31/23	$65,819,373	$67,600,395
01/31/24	$66,907,617	$68,736,081
02/29/24	$70,466,120	$72,406,588
03/31/24	$72,716,513	$74,738,080
04/30/24	$69,738,160	$71,688,767
05/31/24	$73,178,416	$75,244,529
06/30/24	$75,785,398	$77,945,808
07/31/24	$76,690,729	$78,896,747
08/31/24	$78,536,494	$80,813,938
09/30/24	$80,186,413	$82,543,356
10/31/24	$79,441,825	$81,792,212
11/30/24	$84,084,877	$86,593,414
12/31/24	$82,061,214	$84,532,491
01/31/25	$84,332,267	$86,882,494
02/28/25	$83,214,527	$85,753,022
03/31/25	$78,494,556	$80,925,127
04/30/25	$77,940,367	$80,374,836
05/31/25	$82,821,352	$85,430,413
06/30/25	$87,011,473	$89,778,821
07/31/25	$88,939,902	$91,789,867
08/31/25	$90,718,550	$93,653,201
09/30/25	$94,011,858	$97,071,543
10/31/25	$96,189,298	$99,343,017
11/30/25	$96,393,374	$99,591,375
12/31/25	$96,432,663	$99,651,129

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
STBIX	17.51%	14.07%	14.45%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,629,954,117
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR AR STBIX

State Street Equity 500 Index II Portfolio

SSEYX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%

How did the Fund perform last year and what affected its performance?

In 2025, the S&P 500 delivered another year of strong performance, rising almost 18% and marking its third consecutive year of double‑digit gains. The Index reached multiple record highs despite notable volatility. Early in the year, markets were shaken by the April 2 “Liberation Day” tariff shock, which triggered a sharp pullback, but equities rebounded swiftly as investors grew confident that corporate adaptability, easing trade tensions, and emerging policy clarity would offset early disruptions. Momentum strengthened through the second half of the year as the U.S. Federal Reserve implemented three interest‑rate cuts. Technology remained the primary engine of market gains, driven by ongoing investment in Artificial Intelligence ("A.I.") and robust earnings across mega‑cap names, while other sectors experienced more uneven results. Overall, 2025 underscored the durability of the bull market, with resilient corporate earnings, increased productivity expectations, and optimism around A.I. deployment contributing to a strong finish.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSEYX	S&P 500 Index
12/31/15	$10,000	$10,000
01/31/16	$9,506	$9,504
02/29/16	$9,496	$9,491
03/31/16	$10,136	$10,135
04/30/16	$10,194	$10,174
05/31/16	$10,378	$10,357
06/30/16	$10,407	$10,384
07/31/16	$10,785	$10,766
08/31/16	$10,804	$10,782
09/30/16	$10,804	$10,784
10/31/16	$10,601	$10,587
11/30/16	$10,998	$10,979
12/31/16	$11,218	$11,196
01/31/17	$11,426	$11,408
02/28/17	$11,882	$11,861
03/31/17	$11,892	$11,875
04/30/17	$12,011	$11,997
05/31/17	$12,179	$12,166
06/30/17	$12,249	$12,242
07/31/17	$12,507	$12,494
08/31/17	$12,536	$12,532
09/30/17	$12,804	$12,790
10/31/17	$13,101	$13,089
11/30/17	$13,498	$13,490
12/31/17	$13,648	$13,640
01/31/18	$14,431	$14,421
02/28/18	$13,909	$13,890
03/31/18	$13,554	$13,537
04/30/18	$13,596	$13,589
05/31/18	$13,930	$13,916
06/30/18	$14,013	$14,002
07/31/18	$14,525	$14,523
08/31/18	$15,005	$14,996
09/30/18	$15,089	$15,081
10/31/18	$14,055	$14,050
11/30/18	$14,347	$14,337
12/31/18	$13,045	$13,042
01/31/19	$14,087	$14,087
02/28/19	$14,541	$14,540
03/31/19	$14,829	$14,822
04/30/19	$15,428	$15,422
05/31/19	$14,452	$14,442
06/30/19	$15,461	$15,460
07/31/19	$15,683	$15,682
08/31/19	$15,439	$15,434
09/30/19	$15,727	$15,723
10/31/19	$16,059	$16,063
11/30/19	$16,647	$16,646
12/31/19	$17,142	$17,149
01/31/20	$17,142	$17,142
02/29/20	$15,735	$15,731
03/31/20	$13,784	$13,788
04/30/20	$15,551	$15,555
05/31/20	$16,288	$16,296
06/30/20	$16,611	$16,620
07/31/20	$17,548	$17,558
08/31/20	$18,806	$18,820
09/30/20	$18,090	$18,105
10/31/20	$17,609	$17,623
11/30/20	$19,528	$19,552
12/31/20	$20,279	$20,304
01/31/21	$20,072	$20,099
02/28/21	$20,619	$20,653
03/31/21	$21,524	$21,558
04/30/21	$22,665	$22,708
05/31/21	$22,824	$22,867
06/30/21	$23,353	$23,401
07/31/21	$23,906	$23,956
08/31/21	$24,629	$24,685
09/30/21	$23,484	$23,537
10/31/21	$25,127	$25,186
11/30/21	$24,952	$25,011
12/31/21	$26,063	$26,132
01/31/22	$24,713	$24,780
02/28/22	$23,973	$24,038
03/31/22	$24,864	$24,931
04/30/22	$22,696	$22,757
05/31/22	$22,734	$22,798
06/30/22	$20,854	$20,916
07/31/22	$22,773	$22,845
08/31/22	$21,845	$21,913
09/30/22	$19,835	$19,895
10/31/22	$21,439	$21,506
11/30/22	$22,635	$22,708
12/31/22	$21,324	$21,399
01/31/23	$22,664	$22,744
02/28/23	$22,110	$22,189
03/31/23	$22,920	$23,004
04/30/23	$23,278	$23,363
05/31/23	$23,381	$23,464
06/30/23	$24,926	$25,015
07/31/23	$25,725	$25,818
08/31/23	$25,318	$25,407
09/30/23	$24,113	$24,196
10/31/23	$23,607	$23,687
11/30/23	$25,762	$25,850
12/31/23	$26,927	$27,025
01/31/24	$27,379	$27,479
02/29/24	$28,841	$28,946
03/31/24	$29,768	$29,878
04/30/24	$28,555	$28,657
05/31/24	$29,969	$30,078
06/30/24	$31,043	$31,157
07/31/24	$31,421	$31,537
08/31/24	$32,184	$32,302
09/30/24	$32,867	$32,992
10/31/24	$32,569	$32,692
11/30/24	$34,480	$34,611
12/31/24	$33,656	$33,786
01/31/25	$34,596	$34,727
02/28/25	$34,144	$34,274
03/31/25	$32,214	$32,343
04/30/25	$31,994	$32,124
05/31/25	$34,004	$34,146
06/30/25	$35,733	$35,882
07/31/25	$36,532	$36,687
08/31/25	$37,271	$37,431
09/30/25	$38,632	$38,797
10/31/25	$39,535	$39,706
11/30/25	$39,628	$39,803
12/31/25	$39,652	$39,827

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSEYX	17.81%	14.35%	14.77%
S&P 500 Index	17.88%	14.42%	14.82%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$21,274,821,397
  Number of Portfolio Holdings506
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Sectors

Sectors	%
Information Technology	33.7%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.7%
Utilities	2.2%
Materials	1.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	6.0%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Federal Government Money Market Fund

Advantage Class: AGFXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$163,039,782
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR AGFXX

State Street Federal Treasury Money Market Fund

Advantage Class: AFTXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$130,051,961
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR AFTXX

State Street Federal Treasury Plus Money Market Fund

Advantage Class: ATPXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$39	0.39%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$66,344,632
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR ATPXX

State Street Global All Cap Equity ex-U.S. Index Fund

Class A: SSGHX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.46%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGHX with load	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$9,475	$10,000	$10,000
01/31/16	$8,948	$9,320	$9,320
02/29/16	$8,780	$9,213	$9,213
03/31/16	$9,498	$9,962	$9,962
04/30/16	$9,733	$10,225	$10,225
05/31/16	$9,576	$10,052	$10,052
06/30/16	$9,498	$9,898	$9,898
07/31/16	$9,890	$10,388	$10,388
08/31/16	$9,946	$10,453	$10,453
09/30/16	$10,114	$10,582	$10,582
10/31/16	$9,913	$10,430	$10,430
11/30/16	$9,688	$10,189	$10,189
12/31/16	$9,925	$10,450	$10,450
01/31/17	$10,266	$10,820	$10,820
02/28/17	$10,425	$10,992	$10,992
03/31/17	$10,686	$11,271	$11,271
04/30/17	$10,913	$11,512	$11,512
05/31/17	$11,277	$11,886	$11,886
06/30/17	$11,311	$11,923	$11,923
07/31/17	$11,708	$12,362	$12,362
08/31/17	$11,777	$12,427	$12,427
09/30/17	$11,992	$12,657	$12,657
10/31/17	$12,208	$12,896	$12,896
11/30/17	$12,333	$13,000	$13,000
12/31/17	$12,574	$13,291	$13,291
01/31/18	$13,281	$14,031	$14,031
02/28/18	$12,562	$13,370	$13,370
03/31/18	$12,479	$13,134	$13,134
04/30/18	$12,574	$13,343	$13,343
05/31/18	$12,326	$13,035	$13,035
06/30/18	$12,079	$12,790	$12,790
07/31/18	$12,373	$13,096	$13,096
08/31/18	$12,090	$12,822	$12,822
09/30/18	$12,149	$12,881	$12,881
10/31/18	$11,159	$11,833	$11,833
11/30/18	$11,265	$11,945	$11,945
12/31/18	$10,765	$11,404	$11,404
01/31/19	$11,592	$12,266	$12,266
02/28/19	$11,796	$12,506	$12,506
03/31/19	$11,859	$12,580	$12,580
04/30/19	$12,177	$12,912	$12,912
05/31/19	$11,528	$12,219	$12,219
06/30/19	$12,216	$12,955	$12,955
07/31/19	$12,012	$12,798	$12,798
08/31/19	$11,681	$12,403	$12,403
09/30/19	$11,974	$12,722	$12,722
10/31/19	$12,381	$13,166	$13,160
11/30/19	$12,496	$13,282	$13,290
12/31/19	$13,027	$13,857	$13,876
01/31/20	$12,562	$13,485	$13,496
02/29/20	$11,686	$12,419	$12,406
03/31/20	$9,787	$10,621	$10,531
04/30/20	$10,618	$11,426	$11,389
05/31/20	$11,058	$11,800	$11,803
06/30/20	$11,570	$12,333	$12,317
07/31/20	$12,058	$12,883	$12,875
08/31/20	$12,597	$13,434	$13,464
09/30/20	$12,332	$13,104	$13,154
10/31/20	$12,047	$12,822	$12,862
11/30/20	$13,633	$14,547	$14,599
12/31/20	$14,391	$15,334	$15,419
01/31/21	$14,389	$15,367	$15,445
02/28/21	$14,706	$15,671	$15,785
03/31/21	$14,906	$15,869	$16,001
04/30/21	$15,369	$16,336	$16,508
05/31/21	$15,815	$16,847	$17,006
06/30/21	$15,729	$16,738	$16,896
07/31/21	$15,516	$16,462	$16,677
08/31/21	$15,811	$16,775	$17,004
09/30/21	$15,234	$16,238	$16,464
10/31/21	$15,640	$16,626	$16,837
11/30/21	$14,880	$15,877	$16,068
12/31/21	$15,524	$16,533	$16,734
01/31/22	$15,028	$15,924	$16,055
02/28/22	$14,587	$15,609	$15,753
03/31/22	$14,563	$15,634	$15,797
04/30/22	$13,603	$14,652	$14,801
05/31/22	$13,796	$14,757	$14,873
06/30/22	$12,566	$13,488	$13,541
07/31/22	$13,066	$13,949	$14,049
08/31/22	$12,552	$13,501	$13,610
09/30/22	$11,274	$12,151	$12,229
10/31/22	$11,668	$12,514	$12,599
11/30/22	$13,126	$13,992	$14,046
12/31/22	$12,912	$13,887	$13,959
01/31/23	$13,999	$15,013	$15,073
02/28/23	$13,465	$14,486	$14,564
03/31/23	$13,786	$14,841	$14,875
04/30/23	$14,026	$15,098	$15,128
05/31/23	$13,495	$14,549	$14,596
06/30/23	$14,115	$15,202	$15,230
07/31/23	$14,665	$15,820	$15,870
08/31/23	$14,025	$15,106	$15,191
09/30/23	$13,561	$14,629	$14,698
10/31/23	$13,018	$14,025	$14,062
11/30/23	$14,145	$15,288	$15,341
12/31/23	$14,868	$16,056	$16,140
01/31/24	$14,642	$15,896	$15,963
02/29/24	$15,035	$16,299	$16,334
03/31/24	$15,476	$16,808	$16,838
04/30/24	$15,145	$16,506	$16,544
05/31/24	$15,738	$16,985	$17,032
06/30/24	$15,625	$16,969	$16,992
07/31/24	$16,012	$17,362	$17,421
08/31/24	$16,430	$17,857	$17,893
09/30/24	$16,865	$18,337	$18,382
10/31/24	$15,971	$17,438	$17,472
11/30/24	$15,898	$17,280	$17,325
12/31/24	$15,541	$16,944	$16,984
01/31/25	$16,089	$17,627	$17,604
02/28/25	$16,373	$17,872	$17,789
03/31/25	$16,383	$17,831	$17,764
04/30/25	$16,912	$18,475	$18,432
05/31/25	$17,718	$19,321	$19,325
06/30/25	$18,360	$19,977	$20,021
07/31/25	$18,229	$19,919	$19,977
08/31/25	$18,977	$20,611	$20,693
09/30/25	$19,612	$21,353	$21,395
10/31/25	$19,951	$21,785	$21,773
11/30/25	$19,958	$21,779	$21,791
12/31/25	$20,524	$22,432	$22,413

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGHX	32.06%	7.36%	8.04%
SSGHX (Adjusted for the 5.25% Maximum Sales Charge)	25.13%	6.21%	7.45%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%
Footnote	Description
Footnote(1)	Effective September 9, 2019 (the "Benchmark Index Change Date"), the Fund's benchmark index changed from the MSCI ACWI ex USA Index (the "Previous Benchmark Index") to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the MSCI ACWI ex USA Index from fund inception through 10/08/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGHX

State Street Global All Cap Equity ex-U.S. Index Fund

Class I: SSGJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.13%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGJX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,502	$10,450	$10,450
01/31/17	$10,862	$10,820	$10,820
02/28/17	$11,030	$10,992	$10,992
03/31/17	$11,319	$11,271	$11,271
04/30/17	$11,559	$11,512	$11,512
05/31/17	$11,944	$11,886	$11,886
06/30/17	$11,980	$11,923	$11,923
07/31/17	$12,412	$12,362	$12,362
08/31/17	$12,484	$12,427	$12,427
09/30/17	$12,713	$12,657	$12,657
10/31/17	$12,953	$12,896	$12,896
11/30/17	$13,085	$13,000	$13,000
12/31/17	$13,337	$13,291	$13,291
01/31/18	$14,087	$14,031	$14,031
02/28/18	$13,337	$13,370	$13,370
03/31/18	$13,249	$13,134	$13,134
04/30/18	$13,362	$13,343	$13,343
05/31/18	$13,087	$13,035	$13,035
06/30/18	$12,824	$12,790	$12,790
07/31/18	$13,137	$13,096	$13,096
08/31/18	$12,837	$12,822	$12,822
09/30/18	$12,899	$12,881	$12,881
10/31/18	$11,849	$11,833	$11,833
11/30/18	$11,974	$11,945	$11,945
12/31/18	$11,446	$11,404	$11,404
01/31/19	$12,325	$12,266	$12,266
02/28/19	$12,541	$12,506	$12,506
03/31/19	$12,622	$12,580	$12,580
04/30/19	$12,960	$12,912	$12,912
05/31/19	$12,257	$12,219	$12,219
06/30/19	$12,987	$12,955	$12,955
07/31/19	$12,771	$12,798	$12,798
08/31/19	$12,433	$12,403	$12,403
09/30/19	$12,743	$12,722	$12,722
10/31/19	$13,189	$13,166	$13,160
11/30/19	$13,311	$13,282	$13,290
12/31/19	$13,877	$13,857	$13,876
01/31/20	$13,396	$13,485	$13,496
02/29/20	$12,463	$12,419	$12,406
03/31/20	$10,454	$10,621	$10,531
04/30/20	$11,334	$11,426	$11,389
05/31/20	$11,805	$11,800	$11,803
06/30/20	$12,355	$12,333	$12,317
07/31/20	$12,879	$12,883	$12,875
08/31/20	$13,459	$13,434	$13,464
09/30/20	$13,180	$13,104	$13,154
10/31/20	$12,879	$12,822	$12,862
11/30/20	$14,576	$14,547	$14,599
12/31/20	$15,391	$15,334	$15,419
01/31/21	$15,394	$15,367	$15,445
02/28/21	$15,736	$15,671	$15,785
03/31/21	$15,955	$15,869	$16,001
04/30/21	$16,456	$16,336	$16,508
05/31/21	$16,939	$16,847	$17,006
06/30/21	$16,850	$16,738	$16,896
07/31/21	$16,627	$16,462	$16,677
08/31/21	$16,945	$16,775	$17,004
09/30/21	$16,331	$16,238	$16,464
10/31/21	$16,771	$16,626	$16,837
11/30/21	$15,960	$15,877	$16,068
12/31/21	$16,654	$16,533	$16,734
01/31/22	$16,127	$15,924	$16,055
02/28/22	$15,657	$15,609	$15,753
03/31/22	$15,636	$15,634	$15,797
04/30/22	$14,606	$14,652	$14,801
05/31/22	$14,820	$14,757	$14,873
06/30/22	$13,502	$13,488	$13,541
07/31/22	$14,043	$13,949	$14,049
08/31/22	$13,493	$13,501	$13,610
09/30/22	$12,123	$12,151	$12,229
10/31/22	$12,551	$12,514	$12,599
11/30/22	$14,124	$13,992	$14,046
12/31/22	$13,893	$13,887	$13,959
01/31/23	$15,067	$15,013	$15,073
02/28/23	$14,495	$14,486	$14,564
03/31/23	$14,845	$14,841	$14,875
04/30/23	$15,110	$15,098	$15,128
05/31/23	$14,543	$14,549	$14,596
06/30/23	$15,213	$15,202	$15,230
07/31/23	$15,810	$15,820	$15,870
08/31/23	$15,125	$15,106	$15,191
09/30/23	$14,630	$14,629	$14,698
10/31/23	$14,051	$14,025	$14,062
11/30/23	$15,272	$15,288	$15,341
12/31/23	$16,058	$16,056	$16,140
01/31/24	$15,821	$15,896	$15,963
02/29/24	$16,249	$16,299	$16,334
03/31/24	$16,733	$16,808	$16,838
04/30/24	$16,379	$16,506	$16,544
05/31/24	$17,028	$16,985	$17,032
06/30/24	$16,910	$16,969	$16,992
07/31/24	$17,331	$17,362	$17,421
08/31/24	$17,790	$17,857	$17,893
09/30/24	$18,268	$18,337	$18,382
10/31/24	$17,304	$17,438	$17,472
11/30/24	$17,230	$17,280	$17,325
12/31/24	$16,848	$16,944	$16,984
01/31/25	$17,445	$17,627	$17,604
02/28/25	$17,759	$17,872	$17,789
03/31/25	$17,776	$17,831	$17,764
04/30/25	$18,352	$18,475	$18,432
05/31/25	$19,236	$19,321	$19,325
06/30/25	$19,939	$19,977	$20,021
07/31/25	$19,801	$19,919	$19,977
08/31/25	$20,620	$20,611	$20,693
09/30/25	$21,318	$21,353	$21,395
10/31/25	$21,692	$21,785	$21,773
11/30/25	$21,706	$21,779	$21,791
12/31/25	$22,323	$22,432	$22,413

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGJX	32.50%	7.72%	8.36%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%
Footnote	Description
Footnote(1)	Effective September 9, 2019 (the "Benchmark Index Change Date"), the Fund's benchmark index changed from the MSCI ACWI ex USA Index (the "Previous Benchmark Index") to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the MSCI ACWI ex USA Index from fund inception through 10/08/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGJX

State Street Global All Cap Equity ex-U.S. Index Fund

Class K: SSGLX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGLX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,502	$10,450	$10,450
01/31/17	$10,862	$10,820	$10,820
02/28/17	$11,030	$10,992	$10,992
03/31/17	$11,319	$11,271	$11,271
04/30/17	$11,559	$11,512	$11,512
05/31/17	$11,944	$11,886	$11,886
06/30/17	$11,980	$11,923	$11,923
07/31/17	$12,424	$12,362	$12,362
08/31/17	$12,496	$12,427	$12,427
09/30/17	$12,725	$12,657	$12,657
10/31/17	$12,965	$12,896	$12,896
11/30/17	$13,097	$13,000	$13,000
12/31/17	$13,349	$13,291	$13,291
01/31/18	$14,099	$14,031	$14,031
02/28/18	$13,349	$13,370	$13,370
03/31/18	$13,261	$13,134	$13,134
04/30/18	$13,374	$13,343	$13,343
05/31/18	$13,111	$13,035	$13,035
06/30/18	$12,861	$12,790	$12,790
07/31/18	$13,186	$13,096	$13,096
08/31/18	$12,899	$12,822	$12,822
09/30/18	$12,961	$12,881	$12,881
10/31/18	$11,911	$11,833	$11,833
11/30/18	$12,024	$11,945	$11,945
12/31/18	$11,475	$11,404	$11,404
01/31/19	$12,370	$12,266	$12,266
02/28/19	$12,586	$12,506	$12,506
03/31/19	$12,654	$12,580	$12,580
04/30/19	$13,006	$12,912	$12,912
05/31/19	$12,315	$12,219	$12,219
06/30/19	$13,047	$12,955	$12,955
07/31/19	$12,830	$12,798	$12,798
08/31/19	$12,491	$12,403	$12,403
09/30/19	$12,803	$12,722	$12,722
10/31/19	$13,250	$13,166	$13,160
11/30/19	$13,372	$13,282	$13,290
12/31/19	$13,941	$13,857	$13,876
01/31/20	$13,458	$13,485	$13,496
02/29/20	$12,536	$12,419	$12,406
03/31/20	$10,505	$10,621	$10,531
04/30/20	$11,391	$11,426	$11,389
05/31/20	$11,867	$11,800	$11,803
06/30/20	$12,422	$12,333	$12,317
07/31/20	$12,950	$12,883	$12,875
08/31/20	$13,535	$13,434	$13,464
09/30/20	$13,255	$13,104	$13,154
10/31/20	$12,954	$12,822	$12,862
11/30/20	$14,664	$14,547	$14,599
12/31/20	$15,486	$15,334	$15,419
01/31/21	$15,491	$15,367	$15,445
02/28/21	$15,836	$15,671	$15,785
03/31/21	$16,057	$15,869	$16,001
04/30/21	$16,564	$16,336	$16,508
05/31/21	$17,050	$16,847	$17,006
06/30/21	$16,962	$16,738	$16,896
07/31/21	$16,740	$16,462	$16,677
08/31/21	$17,065	$16,775	$17,004
09/30/21	$16,448	$16,238	$16,464
10/31/21	$16,894	$16,626	$16,837
11/30/21	$16,078	$15,877	$16,068
12/31/21	$16,780	$16,533	$16,734
01/31/22	$16,251	$15,924	$16,055
02/28/22	$15,778	$15,609	$15,753
03/31/22	$15,760	$15,634	$15,797
04/30/22	$14,725	$14,652	$14,801
05/31/22	$14,940	$14,757	$14,873
06/30/22	$13,614	$13,488	$13,541
07/31/22	$14,160	$13,949	$14,049
08/31/22	$13,608	$13,501	$13,610
09/30/22	$12,228	$12,151	$12,229
10/31/22	$12,660	$12,514	$12,599
11/30/22	$14,248	$13,992	$14,046
12/31/22	$14,019	$13,887	$13,959
01/31/23	$15,207	$15,013	$15,073
02/28/23	$14,629	$14,486	$14,564
03/31/23	$14,985	$14,841	$14,875
04/30/23	$15,253	$15,098	$15,128
05/31/23	$14,680	$14,549	$14,596
06/30/23	$15,360	$15,202	$15,230
07/31/23	$15,965	$15,820	$15,870
08/31/23	$15,273	$15,106	$15,191
09/30/23	$14,773	$14,629	$14,698
10/31/23	$14,188	$14,025	$14,062
11/30/23	$15,422	$15,288	$15,341
12/31/23	$16,216	$16,056	$16,140
01/31/24	$15,977	$15,896	$15,963
02/29/24	$16,410	$16,299	$16,334
03/31/24	$16,898	$16,808	$16,838
04/30/24	$16,543	$16,506	$16,544
05/31/24	$17,196	$16,985	$17,032
06/30/24	$17,080	$16,969	$16,992
07/31/24	$17,506	$17,362	$17,421
08/31/24	$17,968	$17,857	$17,893
09/30/24	$18,451	$18,337	$18,382
10/31/24	$17,482	$17,438	$17,472
11/30/24	$17,407	$17,280	$17,325
12/31/24	$17,023	$16,944	$16,984
01/31/25	$17,629	$17,627	$17,604
02/28/25	$17,947	$17,872	$17,789
03/31/25	$17,965	$17,831	$17,764
04/30/25	$18,552	$18,475	$18,432
05/31/25	$19,444	$19,321	$19,325
06/30/25	$20,153	$19,977	$20,021
07/31/25	$20,017	$19,919	$19,977
08/31/25	$20,846	$20,611	$20,693
09/30/25	$21,552	$21,353	$21,395
10/31/25	$21,932	$21,785	$21,773
11/30/25	$21,949	$21,779	$21,791
12/31/25	$22,578	$22,432	$22,413

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGLX	32.63%	7.83%	8.48%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%
Footnote	Description
Footnote(1)	Effective September 9, 2019 (the "Benchmark Index Change Date"), the Fund's benchmark index changed from the MSCI ACWI ex USA Index (the "Previous Benchmark Index") to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the MSCI ACWI ex USA Index from fund inception through 10/08/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,968,412,489
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGLX

State Street Global All Cap Equity ex-U.S. Index Portfolio

SSGVX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$5	0.04%

How did the Fund perform last year and what affected its performance?

Global markets delivered broad but volatile gains in 2025, shaped by shifting tariff dynamics, monetary easing, and strong technology‑led earnings. Early in the year, trade tensions and reciprocal tariffs weighed on sentiment, leading to sharp pullbacks across the U.S. and parts of Asia, while Europe and emerging markets outperformed on valuation support and fiscal stimulus. 2025 delivered strong global performance as falling rates, resilient earnings, and AI enthusiasm lifted developed markets. Japan and Europe gained on supportive monetary stances. Financials, industrials and information technology were the strongest contributors to the Fund's performance, while real estate, energy and utilities were the weakest contributing sectors. Japan, United Kingdom, and Canada were the strongest contributors. Denmark, Saudi Arabia and India were the weakest contributors to the Fund's performance.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGVX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,444	$9,320	$9,320
02/29/16	$9,266	$9,213	$9,213
03/31/16	$10,024	$9,962	$9,962
04/30/16	$10,284	$10,225	$10,225
05/31/16	$10,118	$10,052	$10,052
06/30/16	$10,036	$9,898	$9,898
07/31/16	$10,450	$10,388	$10,388
08/31/16	$10,509	$10,453	$10,453
09/30/16	$10,686	$10,582	$10,582
10/31/16	$10,485	$10,430	$10,430
11/30/16	$10,249	$10,189	$10,189
12/31/16	$10,506	$10,450	$10,450
01/31/17	$10,867	$10,820	$10,820
02/28/17	$11,035	$10,992	$10,992
03/31/17	$11,324	$11,271	$11,271
04/30/17	$11,564	$11,512	$11,512
05/31/17	$11,949	$11,886	$11,886
06/30/17	$11,985	$11,923	$11,923
07/31/17	$12,430	$12,362	$12,362
08/31/17	$12,502	$12,427	$12,427
09/30/17	$12,730	$12,657	$12,657
10/31/17	$12,971	$12,896	$12,896
11/30/17	$13,103	$13,000	$13,000
12/31/17	$13,364	$13,291	$13,291
01/31/18	$14,118	$14,031	$14,031
02/28/18	$13,364	$13,370	$13,370
03/31/18	$13,277	$13,134	$13,134
04/30/18	$13,389	$13,343	$13,343
05/31/18	$13,129	$13,035	$13,035
06/30/18	$12,882	$12,790	$12,790
07/31/18	$13,203	$13,096	$13,096
08/31/18	$12,919	$12,822	$12,822
09/30/18	$12,981	$12,881	$12,881
10/31/18	$11,930	$11,833	$11,833
11/30/18	$12,041	$11,945	$11,945
12/31/18	$11,494	$11,404	$11,404
01/31/19	$12,386	$12,266	$12,266
02/28/19	$12,603	$12,506	$12,506
03/31/19	$12,680	$12,580	$12,580
04/30/19	$13,024	$12,912	$12,912
05/31/19	$12,348	$12,219	$12,219
06/30/19	$13,087	$12,955	$12,955
07/31/19	$12,871	$12,798	$12,798
08/31/19	$12,527	$12,403	$12,403
09/30/19	$12,845	$12,722	$12,722
10/31/19	$13,291	$13,166	$13,160
11/30/19	$13,419	$13,282	$13,290
12/31/19	$13,989	$13,857	$13,876
01/31/20	$13,504	$13,485	$13,496
02/29/20	$12,572	$12,419	$12,406
03/31/20	$10,538	$10,621	$10,531
04/30/20	$11,430	$11,426	$11,389
05/31/20	$11,906	$11,800	$11,803
06/30/20	$12,463	$12,333	$12,317
07/31/20	$12,993	$12,883	$12,875
08/31/20	$13,580	$13,434	$13,464
09/30/20	$13,300	$13,104	$13,154
10/31/20	$12,997	$12,822	$12,862
11/30/20	$14,712	$14,547	$14,599
12/31/20	$15,537	$15,334	$15,419
01/31/21	$15,543	$15,367	$15,445
02/28/21	$15,888	$15,671	$15,785
03/31/21	$16,111	$15,869	$16,001
04/30/21	$16,618	$16,336	$16,508
05/31/21	$17,107	$16,847	$17,006
06/30/21	$17,020	$16,738	$16,896
07/31/21	$16,797	$16,462	$16,677
08/31/21	$17,123	$16,775	$17,004
09/30/21	$16,505	$16,238	$16,464
10/31/21	$16,952	$16,626	$16,837
11/30/21	$16,134	$15,877	$16,068
12/31/21	$16,838	$16,533	$16,734
01/31/22	$16,307	$15,924	$16,055
02/28/22	$15,834	$15,609	$15,753
03/31/22	$15,815	$15,634	$15,797
04/30/22	$14,778	$14,652	$14,801
05/31/22	$14,994	$14,757	$14,873
06/30/22	$13,664	$13,488	$13,541
07/31/22	$14,212	$13,949	$14,049
08/31/22	$13,658	$13,501	$13,610
09/30/22	$12,273	$12,151	$12,229
10/31/22	$12,706	$12,514	$12,599
11/30/22	$14,300	$13,992	$14,046
12/31/22	$14,072	$13,887	$13,959
01/31/23	$15,263	$15,013	$15,073
02/28/23	$14,685	$14,486	$14,564
03/31/23	$15,042	$14,841	$14,875
04/30/23	$15,310	$15,098	$15,128
05/31/23	$14,737	$14,549	$14,596
06/30/23	$15,418	$15,202	$15,230
07/31/23	$16,026	$15,820	$15,870
08/31/23	$15,333	$15,106	$15,191
09/30/23	$14,831	$14,629	$14,698
10/31/23	$14,243	$14,025	$14,062
11/30/23	$15,483	$15,288	$15,341
12/31/23	$16,279	$16,056	$16,140
01/31/24	$16,039	$15,896	$15,963
02/29/24	$16,474	$16,299	$16,334
03/31/24	$16,965	$16,808	$16,838
04/30/24	$16,608	$16,506	$16,544
05/31/24	$17,266	$16,985	$17,032
06/30/24	$17,149	$16,969	$16,992
07/31/24	$17,576	$17,362	$17,421
08/31/24	$18,041	$17,857	$17,893
09/30/24	$18,527	$18,337	$18,382
10/31/24	$17,553	$17,438	$17,472
11/30/24	$17,478	$17,280	$17,325
12/31/24	$17,093	$16,944	$16,984
01/31/25	$17,702	$17,627	$17,604
02/28/25	$18,020	$17,872	$17,789
03/31/25	$18,040	$17,831	$17,764
04/30/25	$18,628	$18,475	$18,432
05/31/25	$19,525	$19,321	$19,325
06/30/25	$20,238	$19,977	$20,021
07/31/25	$20,101	$19,919	$19,977
08/31/25	$20,934	$20,611	$20,693
09/30/25	$21,644	$21,353	$21,395
10/31/25	$22,025	$21,785	$21,773
11/30/25	$22,042	$21,779	$21,791
12/31/25	$22,676	$22,432	$22,413

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSGVX	32.67%	7.85%	8.53%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI ACWI ex USA Investable Market IndexFootnote Reference(1)Footnote Reference(2)	31.96%	7.77%	8.41%
Footnote	Description
Footnote(1)	Effective September 9, 2019 (the "Benchmark Index Change Date"), the Fund's benchmark index changed from the MSCI ACWI ex USA Index (the "Previous Benchmark Index") to the MSCI ACWI ex USA Investable Market Index, consistent with a change in the Fund’s principal investment strategy to track the performance of the current index. Performance of the Fund prior to the Benchmark Index Change Date is therefore based on the Fund’s investment strategy to track the Previous Benchmark Index and may have been different had the Fund tracked the current index.
Footnote(2)	Returns are reflective of the MSCI ACWI ex USA Index from fund inception through 10/09/2019 and of the MSCI ACWI ex USA Investable Market Index effective 10/09/2019 and thereafter.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$10,893,242,715
  Number of Portfolio Holdings5,797
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	14.8%
China	8.0%
Canada	8.0%
United Kingdom	7.0%
Taiwan	6.2%
Germany	5.5%
United States	5.2%
France	5.1%
India	5.0%
Australia	4.8%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Tencent Holdings Ltd.	1.3%
ASML Holding NV	1.1%
Samsung Electronics Co. Ltd.	1.0%
Alibaba Group Holding Ltd.	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
HSBC Holdings PLC	0.7%
Novartis AG	0.7%
Nestle SA	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Hedged International Developed Equity Index Fund

Class K: SSHQX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$22	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by robust earnings growth, Artificial Intelligence-driven optimism, positive services sector and manufacturing data, accommodative monetary policy and moderating inflation and a weak U.S. dollar. During the reporting period, the Fund’s use of their current investment strategies did not cause the Fund’s performance to materially deviate from the manager’s expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSHQX	MSCI All Country World ex USA Index	MSCI EAFE 100% Hedged to USD Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,556	$9,320	$9,430
02/29/16	$9,134	$9,213	$9,095
03/31/16	$9,412	$9,962	$9,375
04/30/16	$9,534	$10,225	$9,495
05/31/16	$9,723	$10,052	$9,678
06/30/16	$9,423	$9,898	$9,306
07/31/16	$9,789	$10,388	$9,756
08/31/16	$9,889	$10,453	$9,856
09/30/16	$9,967	$10,582	$9,897
10/31/16	$10,044	$10,430	$10,023
11/30/16	$10,166	$10,189	$10,146
12/31/16	$10,627	$10,450	$10,615
01/31/17	$10,650	$10,820	$10,638
02/28/17	$10,881	$10,992	$10,873
03/31/17	$11,159	$11,271	$11,148
04/30/17	$11,333	$11,512	$11,318
05/31/17	$11,588	$11,886	$11,571
06/30/17	$11,518	$11,923	$11,493
07/31/17	$11,611	$12,362	$11,585
08/31/17	$11,622	$12,427	$11,596
09/30/17	$11,946	$12,657	$11,922
10/31/17	$12,305	$12,896	$12,286
11/30/17	$12,282	$13,000	$12,235
12/31/17	$12,418	$13,291	$12,403
01/31/18	$12,585	$14,031	$12,572
02/28/18	$12,107	$13,370	$12,184
03/31/18	$11,976	$13,134	$11,936
04/30/18	$12,441	$13,343	$12,481
05/31/18	$12,429	$13,035	$12,420
06/30/18	$12,406	$12,790	$12,406
07/31/18	$12,752	$13,096	$12,756
08/31/18	$12,561	$12,822	$12,566
09/30/18	$12,764	$12,881	$12,767
10/31/18	$11,964	$11,833	$11,972
11/30/18	$11,964	$11,945	$11,969
12/31/18	$11,269	$11,404	$11,291
01/31/19	$11,922	$12,266	$11,937
02/28/19	$12,345	$12,506	$12,371
03/31/19	$12,551	$12,580	$12,563
04/30/19	$12,999	$12,912	$13,011
05/31/19	$12,422	$12,219	$12,437
06/30/19	$12,986	$12,955	$13,003
07/31/19	$13,063	$12,798	$13,119
08/31/19	$12,820	$12,403	$12,829
09/30/19	$13,294	$12,722	$13,303
10/31/19	$13,551	$13,166	$13,554
11/30/19	$13,845	$13,282	$13,857
12/31/19	$14,065	$13,857	$14,073
01/31/20	$13,796	$13,485	$13,922
02/29/20	$12,880	$12,419	$12,832
03/31/20	$11,142	$10,621	$11,271
04/30/20	$11,837	$11,426	$11,901
05/31/20	$12,383	$11,800	$12,390
06/30/20	$12,761	$12,333	$12,725
07/31/20	$12,481	$12,883	$12,495
08/31/20	$13,001	$13,434	$13,014
09/30/20	$12,908	$13,104	$12,895
10/31/20	$12,408	$12,822	$12,396
11/30/20	$14,045	$14,547	$14,062
12/31/20	$14,410	$15,334	$14,425
01/31/21	$14,342	$15,367	$14,378
02/28/21	$14,736	$15,671	$14,758
03/31/21	$15,501	$15,869	$15,525
04/30/21	$15,709	$16,336	$15,730
05/31/21	$16,155	$16,847	$16,068
06/30/21	$16,278	$16,738	$16,292
07/31/21	$16,346	$16,462	$16,364
08/31/21	$16,713	$16,775	$16,737
09/30/21	$16,425	$16,238	$16,532
10/31/21	$16,885	$16,626	$16,903
11/30/21	$16,419	$15,877	$16,494
12/31/21	$17,192	$16,533	$17,228
01/31/22	$16,718	$15,924	$16,618
02/28/22	$16,188	$15,609	$16,262
03/31/22	$16,478	$15,634	$16,624
04/30/22	$16,234	$14,652	$16,421
05/31/22	$16,357	$14,757	$16,402
06/30/22	$15,377	$13,488	$15,414
07/31/22	$16,267	$13,949	$16,237
08/31/22	$15,789	$13,501	$15,902
09/30/22	$14,854	$12,151	$14,980
10/31/22	$15,772	$12,514	$15,809
11/30/22	$17,045	$13,992	$16,911
12/31/22	$16,371	$13,887	$16,435
01/31/23	$17,531	$15,013	$17,527
02/28/23	$17,593	$14,486	$17,671
03/31/23	$17,773	$14,841	$17,803
04/30/23	$18,218	$15,098	$18,252
05/31/23	$17,951	$14,549	$18,012
06/30/23	$18,681	$15,202	$18,700
07/31/23	$18,975	$15,820	$19,061
08/31/23	$18,678	$15,106	$18,759
09/30/23	$18,512	$14,629	$18,598
10/31/23	$18,029	$14,025	$18,022
11/30/23	$19,004	$15,288	$19,110
12/31/23	$19,601	$16,056	$19,713
01/31/24	$20,029	$15,896	$20,255
02/29/24	$20,782	$16,299	$20,906
03/31/24	$21,630	$16,808	$21,784
04/30/24	$21,397	$16,506	$21,644
05/31/24	$22,211	$16,985	$22,231
06/30/24	$22,021	$16,969	$22,155
07/31/24	$22,189	$17,362	$22,377
08/31/24	$22,381	$17,857	$22,519
09/30/24	$22,343	$18,337	$22,481
10/31/24	$21,976	$17,438	$22,199
11/30/24	$22,218	$17,280	$22,365
12/31/24	$22,285	$16,944	$22,501
01/31/25	$23,346	$17,627	$23,627
02/28/25	$23,845	$17,872	$23,892
03/31/25	$23,233	$17,831	$23,257
04/30/25	$23,104	$18,475	$23,258
05/31/25	$24,239	$19,321	$24,385
06/30/25	$24,333	$19,977	$24,484
07/31/25	$24,568	$19,919	$24,870
08/31/25	$25,292	$20,611	$25,457
09/30/25	$25,795	$21,353	$25,966
10/31/25	$26,698	$21,785	$26,881
11/30/25	$26,893	$21,779	$27,076
12/31/25	$27,502	$22,432	$27,697

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSHQX	23.41%	13.80%	10.65%
MSCI All Country World ex USA Index	32.39%	7.91%	8.41%
MSCI EAFE 100% Hedged to USD Index	23.10%	13.94%	10.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,283,338,328
  Number of Portfolio Holdings779
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests.

 Portfolio turnover rate is from the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Japan	20.8%
United Kingdom	10.7%
Germany	9.1%
United States	8.9%
France	8.6%
Australia	6.6%
Switzerland	4.7%
Netherlands	4.3%
Spain	3.5%
Italy	3.1%

Top Ten Holdings

Holdings	%
ASML Holding NV	1.9%
Roche Holding AG	1.4%
AstraZeneca PLC	1.3%
HSBC Holdings PLC	1.2%
Novartis AG	1.2%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	0.9%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSHQX

State Street Institutional Treasury Money Market Fund

Administration Class: SSKXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSKXX

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class: VTTXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTTXX

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class: CSJXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CSJXX

State Street Institutional Treasury Money Market Fund

Institutional Class: SSJXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSJXX

State Street Institutional Treasury Money Market Fund

Investment Class: TRVXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TRVXX

State Street Institutional Treasury Money Market Fund

Investor Class : SSNXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSNXX

State Street Institutional Treasury Money Market Fund

Opportunity Class: OPRXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPRXX

State Street Institutional Treasury Money Market Fund

Premier Class: TRIXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$15,263,754,462
  Number of Portfolio Holdings76
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	107.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 3.85%, due 01/13/26	9.2%
U.S. Treasury Bills, 4.12%, due 01/22/26	7.1%
U.S. Treasury Bills, 3.85%, due 01/08/26	5.2%
U.S. Treasury Bills, 3.86%, due 01/02/26	4.9%
U.S. Treasury Bills, 4.13%, due 01/15/26	4.6%
U.S. Treasury Bills, 3.84%, due 01/06/26	4.4%
U.S. Treasury Bills, 3.82%, due 01/20/26	4.3%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	3.9%
U.S. Treasury Bills, 3.79%, due 02/03/26	3.4%
U.S. Treasury Bills, 3.80%, due 02/17/26	3.0%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TRIXX

State Street Institutional Treasury Plus Money Market Fund

Administration Class: SSQXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SSQXX

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class: VTLXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTLXX

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class: BVYXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR BVYXX

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class: CAJXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CAJXX

State Street Institutional Treasury Plus Money Market Fund

Institutional Class: SAJXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

00321593 TSR AR SAJXX

State Street Institutional Treasury Plus Money Market Fund

Investment Class: TPVXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPVXX

State Street Institutional Treasury Plus Money Market Fund

Investor Class: SAEXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SAEXX

State Street Institutional Treasury Plus Money Market Fund

Opportunity Class: OPTXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPTXX

State Street Institutional Treasury Plus Money Market Fund

Premier Class: TPIXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPIXX

State Street Institutional Treasury Plus Money Market Fund

Trust Class: TPLXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$63,605,807,227
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR TPLXX

State Street Institutional U.S. Government Money Market Fund

Administration Class: SALXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SALXX

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class: VTGXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR VTGXX

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class: BUYXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR BUYXX

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class: CAHXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR CAHXX

State Street Institutional U.S. Government Money Market Fund

Class G: SSOXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$7	0.07%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

TSR AR SSOXX

State Street Institutional U.S. Government Money Market Fund

Institutional Class: SAHXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

00321592 TSR AR SAHXX

State Street Institutional U.S. Government Money Market Fund

Investment Class: GVVXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVVXX

State Street Institutional U.S. Government Money Market Fund

Investor Class: SAMXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR SAMXX

State Street Institutional U.S. Government Money Market Fund

Opportunity Class: OPGXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR OPGXX

State Street Institutional U.S. Government Money Market Fund

Premier Class: GVMXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVMXX

State Street Institutional U.S. Government Money Market Fund

Select Class: GVSXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVSXX

State Street Institutional U.S. Government Money Market Fund

Trust Class: GVBXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 13, 2025 (commencement of operations) through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$218,645,119,758
  Number of Portfolio Holdings248
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	49.1%
Treasury Repurchase Agreements	22.7%
Government Agency Debt	12.9%
Government Agency Repurchase Agreements	9.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	4.1%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.6%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.3%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.7%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	2.5%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	2.2%
U.S. Treasury Bills, 4.13%, due 01/15/26	1.7%
JP MORGAN SEC LLC TPR A, 3.86%, due 04/10/26	1.6%
U.S. Treasury Bills, 3.95%, due 02/19/26	1.5%
U.S. Treasury Bills, 3.72%, due 03/19/26	1.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR AR GVBXX

State Street Small/Mid Cap Equity Index Fund

Class A: SSMJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMJX with load	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$9,475	$10,000	$10,000
01/31/16	$8,621	$9,504	$9,138
02/29/16	$8,651	$9,491	$9,170
03/31/16	$9,363	$10,135	$9,930
04/30/16	$9,516	$10,174	$10,097
05/31/16	$9,678	$10,357	$10,281
06/30/16	$9,688	$10,384	$10,277
07/31/16	$10,207	$10,766	$10,832
08/31/16	$10,278	$10,782	$10,925
09/30/16	$10,370	$10,784	$11,022
10/31/16	$9,973	$10,587	$10,603
11/30/16	$10,766	$10,979	$11,457
12/31/16	$10,960	$11,196	$11,659
01/31/17	$11,175	$11,408	$11,890
02/28/17	$11,453	$11,861	$12,181
03/31/17	$11,422	$11,875	$12,171
04/30/17	$11,566	$11,997	$12,322
05/31/17	$11,494	$12,166	$12,240
06/30/17	$11,740	$12,242	$12,521
07/31/17	$11,864	$12,494	$12,654
08/31/17	$11,823	$12,532	$12,606
09/30/17	$12,326	$12,790	$13,143
10/31/17	$12,511	$13,089	$13,350
11/30/17	$12,870	$13,490	$13,728
12/31/17	$12,918	$13,640	$13,790
01/31/18	$13,350	$14,421	$14,242
02/28/18	$12,853	$13,890	$13,725
03/31/18	$12,939	$13,537	$13,814
04/30/18	$12,961	$13,589	$13,850
05/31/18	$13,577	$13,916	$14,508
06/30/18	$13,685	$14,002	$14,632
07/31/18	$13,880	$14,523	$14,848
08/31/18	$14,518	$14,996	$15,532
09/30/18	$14,258	$15,081	$15,262
10/31/18	$12,842	$14,050	$13,737
11/30/18	$13,102	$14,337	$14,013
12/31/18	$11,710	$13,042	$12,520
01/31/19	$13,063	$14,087	$13,967
02/28/19	$13,689	$14,540	$14,659
03/31/19	$13,566	$14,822	$14,518
04/30/19	$14,070	$15,422	$15,073
05/31/19	$13,085	$14,442	$14,012
06/30/19	$13,980	$15,460	$14,977
07/31/19	$14,193	$15,682	$15,216
08/31/19	$13,577	$15,434	$14,559
09/30/19	$13,723	$15,723	$14,717
10/31/19	$13,969	$16,063	$14,992
11/30/19	$14,618	$16,646	$15,697
12/31/19	$14,921	$17,149	$16,032
01/31/20	$14,815	$17,142	$15,936
02/29/20	$13,637	$15,731	$14,677
03/31/20	$10,740	$13,788	$11,562
04/30/20	$12,412	$15,555	$13,373
05/31/20	$13,492	$16,296	$14,549
06/30/20	$14,006	$16,620	$15,113
07/31/20	$14,809	$17,558	$15,996
08/31/20	$15,916	$18,820	$17,205
09/30/20	$15,471	$18,105	$16,735
10/31/20	$15,516	$17,623	$16,788
11/30/20	$18,319	$19,552	$19,838
12/31/20	$19,665	$20,304	$21,302
01/31/21	$20,109	$20,099	$21,785
02/28/21	$21,104	$20,653	$22,882
03/31/21	$21,073	$21,558	$22,852
04/30/21	$21,948	$22,708	$23,824
05/31/21	$21,815	$22,867	$23,688
06/30/21	$22,484	$23,401	$24,436
07/31/21	$22,191	$23,956	$24,129
08/31/21	$22,624	$24,685	$24,614
09/30/21	$21,762	$23,537	$23,682
10/31/21	$23,003	$25,186	$25,045
11/30/21	$21,778	$25,011	$23,720
12/31/21	$22,014	$26,132	$23,994
01/31/22	$19,865	$24,780	$21,661
02/28/22	$19,845	$24,038	$21,648
03/31/22	$19,996	$24,931	$21,819
04/30/22	$17,909	$22,757	$19,545
05/31/22	$17,597	$22,798	$19,202
06/30/22	$16,003	$20,916	$17,464
07/31/22	$17,673	$22,845	$19,296
08/31/22	$17,307	$21,913	$18,903
09/30/22	$15,609	$19,895	$17,051
10/31/22	$16,926	$21,506	$18,497
11/30/22	$17,498	$22,708	$19,126
12/31/22	$16,347	$21,399	$17,877
01/31/23	$18,090	$22,744	$19,789
02/28/23	$17,796	$22,189	$19,470
03/31/23	$17,295	$23,004	$18,929
04/30/23	$16,913	$23,363	$18,515
05/31/23	$16,989	$23,464	$18,604
06/30/23	$18,389	$25,015	$20,140
07/31/23	$19,456	$25,818	$21,313
08/31/23	$18,666	$25,407	$20,455
09/30/23	$17,753	$24,196	$19,460
10/31/23	$16,647	$23,687	$18,256
11/30/23	$18,471	$25,850	$20,227
12/31/23	$20,369	$27,025	$22,312
01/31/24	$19,889	$27,479	$21,792
02/29/24	$21,120	$28,946	$23,149
03/31/24	$21,819	$29,878	$23,923
04/30/24	$20,411	$28,657	$22,389
05/31/24	$21,108	$30,078	$23,161
06/30/24	$21,098	$31,157	$23,154
07/31/24	$22,394	$31,537	$24,575
08/31/24	$22,483	$32,302	$24,677
09/30/24	$22,831	$32,992	$25,066
10/31/24	$22,948	$32,692	$25,201
11/30/24	$25,632	$34,611	$28,152
12/31/24	$23,793	$33,786	$26,136
01/31/25	$25,015	$34,727	$27,485
02/28/25	$23,590	$34,274	$25,925
03/31/25	$21,776	$32,343	$23,938
04/30/25	$21,652	$32,124	$23,803
05/31/25	$23,187	$34,146	$25,499
06/30/25	$24,450	$35,882	$26,901
07/31/25	$24,972	$36,687	$27,487
08/31/25	$26,048	$37,431	$28,679
09/30/25	$26,622	$38,797	$29,320
10/31/25	$26,871	$39,706	$29,600
11/30/25	$26,858	$39,803	$29,596
12/31/25	$26,711	$39,827	$29,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSMJX	12.26%	6.32%	10.92%
SSMJX (Adjusted for the 5.25% Maximum Sales Charge)	6.37%	5.18%	10.32%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSMJX

State Street Small/Mid Cap Equity Index Fund

Class I: SSMLX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMLX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,099	$9,504	$9,138
02/29/16	$9,131	$9,491	$9,170
03/31/16	$9,882	$10,135	$9,930
04/30/16	$10,043	$10,174	$10,097
05/31/16	$10,225	$10,357	$10,281
06/30/16	$10,236	$10,384	$10,277
07/31/16	$10,794	$10,766	$10,832
08/31/16	$10,869	$10,782	$10,925
09/30/16	$10,966	$10,784	$11,022
10/31/16	$10,547	$10,587	$10,603
11/30/16	$11,395	$10,979	$11,457
12/31/16	$11,596	$11,196	$11,659
01/31/17	$11,824	$11,408	$11,890
02/28/17	$12,118	$11,861	$12,181
03/31/17	$12,096	$11,875	$12,171
04/30/17	$12,248	$11,997	$12,322
05/31/17	$12,172	$12,166	$12,240
06/30/17	$12,444	$12,242	$12,521
07/31/17	$12,574	$12,494	$12,654
08/31/17	$12,531	$12,532	$12,606
09/30/17	$13,063	$12,790	$13,143
10/31/17	$13,270	$13,089	$13,350
11/30/17	$13,650	$13,490	$13,728
12/31/17	$13,702	$13,640	$13,790
01/31/18	$14,161	$14,421	$14,242
02/28/18	$13,645	$13,890	$13,725
03/31/18	$13,736	$13,537	$13,814
04/30/18	$13,771	$13,589	$13,850
05/31/18	$14,424	$13,916	$14,508
06/30/18	$14,539	$14,002	$14,632
07/31/18	$14,745	$14,523	$14,848
08/31/18	$15,422	$14,996	$15,532
09/30/18	$15,158	$15,081	$15,262
10/31/18	$13,645	$14,050	$13,737
11/30/18	$13,920	$14,337	$14,013
12/31/18	$12,460	$13,042	$12,520
01/31/19	$13,886	$14,087	$13,967
02/28/19	$14,564	$14,540	$14,659
03/31/19	$14,433	$14,822	$14,518
04/30/19	$14,980	$15,422	$15,073
05/31/19	$13,922	$14,442	$14,012
06/30/19	$14,885	$15,460	$14,977
07/31/19	$15,111	$15,682	$15,216
08/31/19	$14,457	$15,434	$14,559
09/30/19	$14,623	$15,723	$14,717
10/31/19	$14,885	$16,063	$14,992
11/30/19	$15,586	$16,646	$15,697
12/31/19	$15,911	$17,149	$16,032
01/31/20	$15,811	$17,142	$15,936
02/29/20	$14,555	$15,731	$14,677
03/31/20	$11,466	$13,788	$11,562
04/30/20	$13,250	$15,555	$13,373
05/31/20	$14,406	$16,296	$14,549
06/30/20	$14,957	$16,620	$15,113
07/31/20	$15,817	$17,558	$15,996
08/31/20	$17,004	$18,820	$17,205
09/30/20	$16,532	$18,105	$16,735
10/31/20	$16,584	$17,623	$16,788
11/30/20	$19,584	$19,552	$19,838
12/31/20	$21,027	$20,304	$21,302
01/31/21	$21,506	$20,099	$21,785
02/28/21	$22,574	$20,653	$22,882
03/31/21	$22,546	$21,558	$22,852
04/30/21	$23,487	$22,708	$23,824
05/31/21	$23,350	$22,867	$23,688
06/30/21	$24,071	$23,401	$24,436
07/31/21	$23,762	$23,956	$24,129
08/31/21	$24,231	$24,685	$24,614
09/30/21	$23,313	$23,537	$23,682
10/31/21	$24,647	$25,186	$25,045
11/30/21	$23,339	$25,011	$23,720
12/31/21	$23,597	$26,132	$23,994
01/31/22	$21,297	$24,780	$21,661
02/28/22	$21,280	$24,038	$21,648
03/31/22	$21,447	$24,931	$21,819
04/30/22	$19,213	$22,757	$19,545
05/31/22	$18,881	$22,798	$19,202
06/30/22	$17,175	$20,916	$17,464
07/31/22	$18,971	$22,845	$19,296
08/31/22	$18,583	$21,913	$18,903
09/30/22	$16,762	$19,895	$17,051
10/31/22	$18,182	$21,506	$18,497
11/30/22	$18,800	$22,708	$19,126
12/31/22	$17,566	$21,399	$17,877
01/31/23	$19,444	$22,744	$19,789
02/28/23	$19,132	$22,189	$19,470
03/31/23	$18,597	$23,004	$18,929
04/30/23	$18,189	$23,363	$18,515
05/31/23	$18,276	$23,464	$18,604
06/30/23	$19,786	$25,015	$20,140
07/31/23	$20,937	$25,818	$21,313
08/31/23	$20,092	$25,407	$20,455
09/30/23	$19,113	$24,196	$19,460
10/31/23	$17,926	$23,687	$18,256
11/30/23	$19,895	$25,850	$20,227
12/31/23	$21,943	$27,025	$22,312
01/31/24	$21,431	$27,479	$21,792
02/29/24	$22,762	$28,946	$23,149
03/31/24	$23,519	$29,878	$23,923
04/30/24	$22,007	$28,657	$22,389
05/31/24	$22,764	$30,078	$23,161
06/30/24	$22,757	$31,157	$23,154
07/31/24	$24,159	$31,537	$24,575
08/31/24	$24,261	$32,302	$24,677
09/30/24	$24,641	$32,992	$25,066
10/31/24	$24,772	$32,692	$25,201
11/30/24	$27,676	$34,611	$28,152
12/31/24	$25,695	$33,786	$26,136
01/31/25	$27,021	$34,727	$27,485
02/28/25	$25,487	$34,274	$25,925
03/31/25	$23,538	$32,343	$23,938
04/30/25	$23,419	$32,124	$23,803
05/31/25	$25,089	$34,146	$25,499
06/30/25	$26,462	$35,882	$26,901
07/31/25	$27,034	$36,687	$27,487
08/31/25	$28,207	$37,431	$28,679
09/30/25	$28,838	$38,797	$29,320
10/31/25	$29,116	$39,706	$29,600
11/30/25	$29,110	$39,803	$29,596
12/31/25	$28,955	$39,827	$29,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSMLX	12.68%	6.61%	11.22%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSMLX

State Street Small/Mid Cap Equity Index Fund

Class K: SSMKX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.03%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMKX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,118	$9,504	$9,138
02/29/16	$9,151	$9,491	$9,170
03/31/16	$9,903	$10,135	$9,930
04/30/16	$10,065	$10,174	$10,097
05/31/16	$10,247	$10,357	$10,281
06/30/16	$10,258	$10,384	$10,277
07/31/16	$10,806	$10,766	$10,832
08/31/16	$10,892	$10,782	$10,925
09/30/16	$10,989	$10,784	$11,022
10/31/16	$10,570	$10,587	$10,603
11/30/16	$11,419	$10,979	$11,457
12/31/16	$11,621	$11,196	$11,659
01/31/17	$11,850	$11,408	$11,890
02/28/17	$12,144	$11,861	$12,181
03/31/17	$12,122	$11,875	$12,171
04/30/17	$12,274	$11,997	$12,322
05/31/17	$12,198	$12,166	$12,240
06/30/17	$12,470	$12,242	$12,521
07/31/17	$12,601	$12,494	$12,654
08/31/17	$12,558	$12,532	$12,606
09/30/17	$13,091	$12,790	$13,143
10/31/17	$13,298	$13,089	$13,350
11/30/17	$13,679	$13,490	$13,728
12/31/17	$13,731	$13,640	$13,790
01/31/18	$14,202	$14,421	$14,242
02/28/18	$13,674	$13,890	$13,725
03/31/18	$13,766	$13,537	$13,814
04/30/18	$13,800	$13,589	$13,850
05/31/18	$14,455	$13,916	$14,508
06/30/18	$14,570	$14,002	$14,632
07/31/18	$14,788	$14,523	$14,848
08/31/18	$15,466	$14,996	$15,532
09/30/18	$15,191	$15,081	$15,262
10/31/18	$13,685	$14,050	$13,737
11/30/18	$13,961	$14,337	$14,013
12/31/18	$12,491	$13,042	$12,520
01/31/19	$13,934	$14,087	$13,967
02/28/19	$14,601	$14,540	$14,659
03/31/19	$14,470	$14,822	$14,518
04/30/19	$15,018	$15,422	$15,073
05/31/19	$13,957	$14,442	$14,012
06/30/19	$14,935	$15,460	$14,977
07/31/19	$15,161	$15,682	$15,216
08/31/19	$14,506	$15,434	$14,559
09/30/19	$14,673	$15,723	$14,717
10/31/19	$14,935	$16,063	$14,992
11/30/19	$15,638	$16,646	$15,697
12/31/19	$15,969	$17,149	$16,032
01/31/20	$15,868	$17,142	$15,936
02/29/20	$14,620	$15,731	$14,677
03/31/20	$11,520	$13,788	$11,562
04/30/20	$13,309	$15,555	$13,373
05/31/20	$14,473	$16,296	$14,549
06/30/20	$15,029	$16,620	$15,113
07/31/20	$15,896	$17,558	$15,996
08/31/20	$17,091	$18,820	$17,205
09/30/20	$16,619	$18,105	$16,735
10/31/20	$16,675	$17,623	$16,788
11/30/20	$19,694	$19,552	$19,838
12/31/20	$21,149	$20,304	$21,302
01/31/21	$21,635	$20,099	$21,785
02/28/21	$22,713	$20,653	$22,882
03/31/21	$22,689	$21,558	$22,852
04/30/21	$23,639	$22,708	$23,824
05/31/21	$23,505	$22,867	$23,688
06/30/21	$24,234	$23,401	$24,436
07/31/21	$23,928	$23,956	$24,129
08/31/21	$24,404	$24,685	$24,614
09/30/21	$23,484	$23,537	$23,682
10/31/21	$24,832	$25,186	$25,045
11/30/21	$23,518	$25,011	$23,720
12/31/21	$23,781	$26,132	$23,994
01/31/22	$21,468	$24,780	$21,661
02/28/22	$21,454	$24,038	$21,648
03/31/22	$21,626	$24,931	$21,819
04/30/22	$19,375	$22,757	$19,545
05/31/22	$19,045	$22,798	$19,202
06/30/22	$17,327	$20,916	$17,464
07/31/22	$19,142	$22,845	$19,296
08/31/22	$18,753	$21,913	$18,903
09/30/22	$16,919	$19,895	$17,051
10/31/22	$18,354	$21,506	$18,497
11/30/22	$18,981	$22,708	$19,126
12/31/22	$17,739	$21,399	$17,877
01/31/23	$19,638	$22,744	$19,789
02/28/23	$19,326	$22,189	$19,470
03/31/23	$18,790	$23,004	$18,929
04/30/23	$18,380	$23,363	$18,515
05/31/23	$18,471	$23,464	$18,604
06/30/23	$20,000	$25,015	$20,140
07/31/23	$21,168	$25,818	$21,313
08/31/23	$20,317	$25,407	$20,455
09/30/23	$19,329	$24,196	$19,460
10/31/23	$18,133	$23,687	$18,256
11/30/23	$20,127	$25,850	$20,227
12/31/23	$22,203	$27,025	$22,312
01/31/24	$21,689	$27,479	$21,792
02/29/24	$23,039	$28,946	$23,149
03/31/24	$23,810	$29,878	$23,923
04/30/24	$22,283	$28,657	$22,389
05/31/24	$23,052	$30,078	$23,161
06/30/24	$23,046	$31,157	$23,154
07/31/24	$24,465	$31,537	$24,575
08/31/24	$24,568	$32,302	$24,677
09/30/24	$24,953	$32,992	$25,066
10/31/24	$25,085	$32,692	$25,201
11/30/24	$28,026	$34,611	$28,152
12/31/24	$26,020	$33,786	$26,136
01/31/25	$27,363	$34,727	$27,485
02/28/25	$25,810	$34,274	$25,925
03/31/25	$23,836	$32,343	$23,938
04/30/25	$23,718	$32,124	$23,803
05/31/25	$25,410	$34,146	$25,499
06/30/25	$26,803	$35,882	$26,901
07/31/25	$27,385	$36,687	$27,487
08/31/25	$28,575	$37,431	$28,679
09/30/25	$29,215	$38,797	$29,320
10/31/25	$29,500	$39,706	$29,600
11/30/25	$29,496	$39,803	$29,596
12/31/25	$29,345	$39,827	$29,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSMKX	12.78%	6.77%	11.37%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$782,666,787
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSMKX

State Street Small/Mid Cap Equity Index Portfolio

SSMHX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%

How did the Fund perform last year and what affected its performance?

Mid and small-cap equities navigated a volatile year shaped by trade tensions, monetary policy shifts, and sector rotations. Early 2025 saw tariff uncertainty weigh on U.S. markets, with technology and consumer discretionary lagging, while value and defensive sectors outperformed. Q2 brought sharp swings as “Liberation Day” tariffs triggered selloffs before easing trade tensions and Artificial Intelligence ("A.I.") optimism fueled rebounds. In Q3, the U.S. Federal Reserve rate cuts and resilient earnings drove strong gains, led by technology and communication services, while emerging markets outpaced developed peers. Q4 capped the year with broad-based strength as inflation moderated, and central banks pivoted toward easing. Commodities surged-gold and silver out-performed on geopolitical risks-while energy lagged. Overall, 2025 delivered robust returns for risk assets, supported by A.I.-driven growth themes and improving macro conditions despite episodic volatility.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSMHX	S&P 500 Index	Russell Small Cap Completeness Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,140	$9,504	$9,138
02/29/16	$9,172	$9,491	$9,170
03/31/16	$9,925	$10,135	$9,930
04/30/16	$10,086	$10,174	$10,097
05/31/16	$10,269	$10,357	$10,281
06/30/16	$10,280	$10,384	$10,277
07/31/16	$10,828	$10,766	$10,832
08/31/16	$10,914	$10,782	$10,925
09/30/16	$11,011	$10,784	$11,022
10/31/16	$10,591	$10,587	$10,603
11/30/16	$11,441	$10,979	$11,457
12/31/16	$11,646	$11,196	$11,659
01/31/17	$11,876	$11,408	$11,890
02/28/17	$12,171	$11,861	$12,181
03/31/17	$12,149	$11,875	$12,171
04/30/17	$12,302	$11,997	$12,322
05/31/17	$12,225	$12,166	$12,240
06/30/17	$12,499	$12,242	$12,521
07/31/17	$12,630	$12,494	$12,654
08/31/17	$12,586	$12,532	$12,606
09/30/17	$13,122	$12,790	$13,143
10/31/17	$13,330	$13,089	$13,350
11/30/17	$13,713	$13,490	$13,728
12/31/17	$13,766	$13,640	$13,790
01/31/18	$14,232	$14,421	$14,242
02/28/18	$13,709	$13,890	$13,725
03/31/18	$13,800	$13,537	$13,814
04/30/18	$13,834	$13,589	$13,850
05/31/18	$14,494	$13,916	$14,508
06/30/18	$14,608	$14,002	$14,632
07/31/18	$14,824	$14,523	$14,848
08/31/18	$15,506	$14,996	$15,532
09/30/18	$15,233	$15,081	$15,262
10/31/18	$13,720	$14,050	$13,737
11/30/18	$13,993	$14,337	$14,013
12/31/18	$12,517	$13,042	$12,520
01/31/19	$13,961	$14,087	$13,967
02/28/19	$14,641	$14,540	$14,659
03/31/19	$14,508	$14,822	$14,518
04/30/19	$15,054	$15,422	$15,073
05/31/19	$13,998	$14,442	$14,012
06/30/19	$14,969	$15,460	$14,977
07/31/19	$15,200	$15,682	$15,216
08/31/19	$14,544	$15,434	$14,559
09/30/19	$14,714	$15,723	$14,717
10/31/19	$14,981	$16,063	$14,992
11/30/19	$15,685	$16,646	$15,697
12/31/19	$16,018	$17,149	$16,032
01/31/20	$15,918	$17,142	$15,936
02/29/20	$14,659	$15,731	$14,677
03/31/20	$11,551	$13,788	$11,562
04/30/20	$13,350	$15,555	$13,373
05/31/20	$14,518	$16,296	$14,549
06/30/20	$15,077	$16,620	$15,113
07/31/20	$15,947	$17,558	$15,996
08/31/20	$17,146	$18,820	$17,205
09/30/20	$16,673	$18,105	$16,735
10/31/20	$16,729	$17,623	$16,788
11/30/20	$19,758	$19,552	$19,838
12/31/20	$21,218	$20,304	$21,302
01/31/21	$21,706	$20,099	$21,785
02/28/21	$22,788	$20,653	$22,882
03/31/21	$22,765	$21,558	$22,852
04/30/21	$23,719	$22,708	$23,824
05/31/21	$23,586	$22,867	$23,688
06/30/21	$24,319	$23,401	$24,436
07/31/21	$24,012	$23,956	$24,129
08/31/21	$24,491	$24,685	$24,614
09/30/21	$23,568	$23,537	$23,682
10/31/21	$24,921	$25,186	$25,045
11/30/21	$23,605	$25,011	$23,720
12/31/21	$23,870	$26,132	$23,994
01/31/22	$21,549	$24,780	$21,661
02/28/22	$21,536	$24,038	$21,648
03/31/22	$21,709	$24,931	$21,819
04/30/22	$19,450	$22,757	$19,545
05/31/22	$19,105	$22,798	$19,202
06/30/22	$17,380	$20,916	$17,464
07/31/22	$19,202	$22,845	$19,296
08/31/22	$18,812	$21,913	$18,903
09/30/22	$16,973	$19,895	$17,051
10/31/22	$18,413	$21,506	$18,497
11/30/22	$19,042	$22,708	$19,126
12/31/22	$17,796	$21,399	$17,877
01/31/23	$19,701	$22,744	$19,789
02/28/23	$19,388	$22,189	$19,470
03/31/23	$18,851	$23,004	$18,929
04/30/23	$18,441	$23,363	$18,515
05/31/23	$18,532	$23,464	$18,604
06/30/23	$20,067	$25,015	$20,140
07/31/23	$21,238	$25,818	$21,313
08/31/23	$20,385	$25,407	$20,455
09/30/23	$19,395	$24,196	$19,460
10/31/23	$18,195	$23,687	$18,256
11/30/23	$20,196	$25,850	$20,227
12/31/23	$22,278	$27,025	$22,312
01/31/24	$21,761	$27,479	$21,792
02/29/24	$23,116	$28,946	$23,149
03/31/24	$23,890	$29,878	$23,923
04/30/24	$22,358	$28,657	$22,389
05/31/24	$23,130	$30,078	$23,161
06/30/24	$23,125	$31,157	$23,154
07/31/24	$24,549	$31,537	$24,575
08/31/24	$24,653	$32,302	$24,677
09/30/24	$25,040	$32,992	$25,066
10/31/24	$25,173	$32,692	$25,201
11/30/24	$28,125	$34,611	$28,152
12/31/24	$26,110	$33,786	$26,136
01/31/25	$27,458	$34,727	$27,485
02/28/25	$25,900	$34,274	$25,925
03/31/25	$23,921	$32,343	$23,938
04/30/25	$23,803	$32,124	$23,803
05/31/25	$25,501	$34,146	$25,499
06/30/25	$26,900	$35,882	$26,901
07/31/25	$27,484	$36,687	$27,487
08/31/25	$28,680	$37,431	$28,679
09/30/25	$29,323	$38,797	$29,320
10/31/25	$29,609	$39,706	$29,600
11/30/25	$29,606	$39,803	$29,596
12/31/25	$29,455	$39,827	$29,447

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSMHX	12.81%	6.78%	11.41%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Small Cap Completeness Index	12.67%	6.69%	11.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,584,665,700
  Number of Portfolio Holdings2,476
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Biotechnology	6.7%
Banks	6.6%
Software	6.4%
Semiconductors & Semiconductor Equipment	3.6%
Machinery	3.4%
Capital Markets	3.2%
IT Services	3.1%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.9%
Aerospace & Defense	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.2%
Marvell Technology, Inc.	1.0%
Snowflake, Inc.	0.9%
Cloudflare, Inc., Class A	0.8%
Vertiv Holdings Co., Class A	0.8%
NU Holdings Ltd., Class A	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
ROBLOX Corp., Class A	0.7%
Anglogold Ashanti PLC	0.6%
Ferguson Enterprises, Inc.	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Target Retirement 2025 Fund

Class R3: SSAHX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.48%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAHX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,678	$9,504	$9,647
02/29/16	$9,674	$9,491	$9,666
03/31/16	$10,172	$10,135	$10,184
04/30/16	$10,291	$10,174	$10,302
05/31/16	$10,327	$10,357	$10,341
06/30/16	$10,415	$10,384	$10,406
07/31/16	$10,718	$10,766	$10,761
08/31/16	$10,744	$10,782	$10,788
09/30/16	$10,780	$10,784	$10,820
10/31/16	$10,572	$10,587	$10,626
11/30/16	$10,588	$10,979	$10,649
12/31/16	$10,747	$11,196	$10,814
01/31/17	$10,929	$11,408	$11,012
02/28/17	$11,174	$11,861	$11,259
03/31/17	$11,232	$11,875	$11,325
04/30/17	$11,372	$11,997	$11,471
05/31/17	$11,534	$12,166	$11,646
06/30/17	$11,581	$12,242	$11,697
07/31/17	$11,783	$12,494	$11,904
08/31/17	$11,851	$12,532	$11,980
09/30/17	$11,991	$12,790	$12,127
10/31/17	$12,151	$13,089	$12,290
11/30/17	$12,322	$13,490	$12,472
12/31/17	$12,460	$13,640	$12,624
01/31/18	$12,826	$14,421	$12,997
02/28/18	$12,397	$13,890	$12,581
03/31/18	$12,317	$13,537	$12,477
04/30/18	$12,334	$13,589	$12,518
05/31/18	$12,445	$13,916	$12,628
06/30/18	$12,429	$14,002	$12,617
07/31/18	$12,646	$14,523	$12,842
08/31/18	$12,799	$14,996	$12,999
09/30/18	$12,762	$15,081	$12,968
10/31/18	$12,081	$14,050	$12,276
11/30/18	$12,224	$14,337	$12,431
12/31/18	$11,730	$13,042	$11,924
01/31/19	$12,415	$14,087	$12,624
02/28/19	$12,632	$14,540	$12,858
03/31/19	$12,827	$14,822	$13,056
04/30/19	$13,088	$15,422	$13,329
05/31/19	$12,705	$14,442	$12,936
06/30/19	$13,265	$15,460	$13,514
07/31/19	$13,293	$15,682	$13,568
08/31/19	$13,287	$15,434	$13,554
09/30/19	$13,404	$15,723	$13,670
10/31/19	$13,597	$16,063	$13,891
11/30/19	$13,813	$16,646	$14,114
12/31/19	$14,080	$17,149	$14,402
01/31/20	$14,098	$17,142	$14,444
02/29/20	$13,550	$15,731	$13,855
03/31/20	$12,307	$13,788	$12,627
04/30/20	$13,244	$15,555	$13,574
05/31/20	$13,674	$16,296	$14,005
06/30/20	$13,963	$16,620	$14,304
07/31/20	$14,510	$17,558	$14,870
08/31/20	$14,974	$18,820	$15,375
09/30/20	$14,686	$18,105	$15,071
10/31/20	$14,456	$17,623	$14,843
11/30/20	$15,589	$19,552	$16,029
12/31/20	$16,089	$20,304	$16,542
01/31/21	$16,021	$20,099	$16,490
02/28/21	$16,174	$20,653	$16,664
03/31/21	$16,364	$21,558	$16,860
04/30/21	$16,848	$22,708	$17,364
05/31/21	$17,013	$22,867	$17,549
06/30/21	$17,190	$23,401	$17,727
07/31/21	$17,354	$23,956	$17,910
08/31/21	$17,567	$24,685	$18,147
09/30/21	$17,082	$23,537	$17,672
10/31/21	$17,589	$25,186	$18,183
11/30/21	$17,325	$25,011	$17,923
12/31/21	$17,740	$26,132	$18,363
01/31/22	$17,093	$24,780	$17,663
02/28/22	$16,813	$24,038	$17,411
03/31/22	$16,813	$24,931	$17,438
04/30/22	$15,862	$22,757	$16,466
05/31/22	$15,901	$22,798	$16,466
06/30/22	$14,976	$20,916	$15,512
07/31/22	$15,784	$22,845	$16,352
08/31/22	$15,236	$21,913	$15,826
09/30/22	$14,102	$19,895	$14,660
10/31/22	$14,559	$21,506	$15,122
11/30/22	$15,367	$22,708	$15,922
12/31/22	$14,959	$21,399	$15,548
01/31/23	$15,748	$22,744	$16,359
02/28/23	$15,346	$22,189	$15,962
03/31/23	$15,692	$23,004	$16,306
04/30/23	$15,817	$23,363	$16,449
05/31/23	$15,595	$23,464	$16,246
06/30/23	$16,066	$25,015	$16,721
07/31/23	$16,384	$25,818	$17,076
08/31/23	$16,094	$25,407	$16,779
09/30/23	$15,582	$24,196	$16,257
10/31/23	$15,236	$23,687	$15,891
11/30/23	$16,204	$25,850	$16,914
12/31/23	$16,916	$27,025	$17,672
01/31/24	$16,873	$27,479	$17,651
02/29/24	$17,132	$28,946	$17,912
03/31/24	$17,464	$29,878	$18,276
04/30/24	$16,988	$28,657	$17,794
05/31/24	$17,464	$30,078	$18,267
06/30/24	$17,651	$31,157	$18,492
07/31/24	$18,040	$31,537	$18,903
08/31/24	$18,372	$32,302	$19,266
09/30/24	$18,703	$32,992	$19,614
10/31/24	$18,300	$32,692	$19,208
11/30/24	$18,732	$34,611	$19,641
12/31/24	$18,316	$33,786	$19,235
01/31/25	$18,668	$34,727	$19,616
02/28/25	$18,806	$34,274	$19,737
03/31/25	$18,515	$32,343	$19,431
04/30/25	$18,576	$32,124	$19,523
05/31/25	$18,989	$34,146	$19,960
06/30/25	$19,464	$35,882	$20,469
07/31/25	$19,525	$36,687	$20,570
08/31/25	$19,953	$37,431	$20,995
09/30/25	$20,290	$38,797	$21,359
10/31/25	$20,474	$39,706	$21,565
11/30/25	$20,581	$39,803	$21,680
12/31/25	$20,638	$39,827	$21,761

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAHXFootnote Reference(1)	12.68%	5.11%	7.51%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,914,120,399
  Number of Portfolio Holdings12
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAHX

State Street Target Retirement 2025 Fund

Class I: SSBRX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.12%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBRX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,682	$9,504	$9,647
02/29/16	$9,682	$9,491	$9,666
03/31/16	$10,195	$10,135	$10,184
04/30/16	$10,318	$10,174	$10,302
05/31/16	$10,349	$10,357	$10,341
06/30/16	$10,441	$10,384	$10,406
07/31/16	$10,760	$10,766	$10,761
08/31/16	$10,780	$10,782	$10,788
09/30/16	$10,832	$10,784	$10,820
10/31/16	$10,616	$10,587	$10,626
11/30/16	$10,637	$10,979	$10,649
12/31/16	$10,801	$11,196	$10,814
01/31/17	$10,989	$11,408	$11,012
02/28/17	$11,240	$11,861	$11,259
03/31/17	$11,303	$11,875	$11,325
04/30/17	$11,439	$11,997	$11,471
05/31/17	$11,616	$12,166	$11,646
06/30/17	$11,669	$12,242	$11,697
07/31/17	$11,878	$12,494	$11,904
08/31/17	$11,951	$12,532	$11,980
09/30/17	$12,097	$12,790	$12,127
10/31/17	$12,254	$13,089	$12,290
11/30/17	$12,442	$13,490	$12,472
12/31/17	$12,587	$13,640	$12,624
01/31/18	$12,952	$14,421	$12,997
02/28/18	$12,533	$13,890	$12,581
03/31/18	$12,458	$13,537	$12,477
04/30/18	$12,469	$13,589	$12,518
05/31/18	$12,587	$13,916	$12,628
06/30/18	$12,576	$14,002	$12,617
07/31/18	$12,812	$14,523	$12,842
08/31/18	$12,962	$14,996	$12,999
09/30/18	$12,930	$15,081	$12,968
10/31/18	$12,244	$14,050	$12,276
11/30/18	$12,405	$14,337	$12,431
12/31/18	$11,897	$13,042	$11,924
01/31/19	$12,609	$14,087	$12,624
02/28/19	$12,835	$14,540	$12,858
03/31/19	$13,038	$14,822	$13,056
04/30/19	$13,309	$15,422	$13,329
05/31/19	$12,914	$14,442	$12,936
06/30/19	$13,490	$15,460	$13,514
07/31/19	$13,524	$15,682	$13,568
08/31/19	$13,524	$15,434	$13,554
09/30/19	$13,648	$15,723	$13,670
10/31/19	$13,863	$16,063	$13,891
11/30/19	$14,078	$16,646	$14,114
12/31/19	$14,366	$17,149	$14,402
01/31/20	$14,378	$17,142	$14,444
02/29/20	$13,825	$15,731	$13,855
03/31/20	$12,572	$13,788	$12,627
04/30/20	$13,523	$15,555	$13,574
05/31/20	$13,969	$16,296	$14,005
06/30/20	$14,270	$16,620	$14,304
07/31/20	$14,836	$17,558	$14,870
08/31/20	$15,318	$18,820	$15,375
09/30/20	$15,029	$18,105	$15,071
10/31/20	$14,800	$17,623	$14,843
11/30/20	$15,956	$19,552	$16,029
12/31/20	$16,473	$20,304	$16,542
01/31/21	$16,397	$20,099	$16,490
02/28/21	$16,574	$20,653	$16,664
03/31/21	$16,776	$21,558	$16,860
04/30/21	$17,268	$22,708	$17,364
05/31/21	$17,444	$22,867	$17,549
06/30/21	$17,633	$23,401	$17,727
07/31/21	$17,810	$23,956	$17,910
08/31/21	$17,924	$24,685	$18,147
09/30/21	$17,444	$23,537	$17,672
10/31/21	$17,961	$25,186	$18,183
11/30/21	$17,697	$25,011	$17,923
12/31/21	$18,125	$26,132	$18,363
01/31/22	$17,467	$24,780	$17,663
02/28/22	$17,185	$24,038	$17,411
03/31/22	$17,185	$24,931	$17,438
04/30/22	$16,218	$22,757	$16,466
05/31/22	$16,259	$22,798	$16,466
06/30/22	$15,319	$20,916	$15,512
07/31/22	$16,151	$22,845	$16,352
08/31/22	$15,587	$21,913	$15,826
09/30/22	$14,446	$19,895	$14,660
10/31/22	$14,916	$21,506	$15,122
11/30/22	$15,749	$22,708	$15,922
12/31/22	$15,321	$21,399	$15,548
01/31/23	$16,137	$22,744	$16,359
02/28/23	$15,736	$22,189	$15,962
03/31/23	$16,094	$23,004	$16,306
04/30/23	$16,223	$23,363	$16,449
05/31/23	$16,023	$23,464	$16,246
06/30/23	$16,495	$25,015	$16,721
07/31/23	$16,839	$25,818	$17,076
08/31/23	$16,538	$25,407	$16,779
09/30/23	$16,023	$24,196	$16,257
10/31/23	$15,679	$23,687	$15,891
11/30/23	$16,667	$25,850	$16,914
12/31/23	$17,402	$27,025	$17,672
01/31/24	$17,372	$27,479	$17,651
02/29/24	$17,642	$28,946	$17,912
03/31/24	$17,986	$29,878	$18,276
04/30/24	$17,507	$28,657	$17,794
05/31/24	$18,001	$30,078	$18,267
06/30/24	$18,211	$31,157	$18,492
07/31/24	$18,615	$31,537	$18,903
08/31/24	$18,959	$32,302	$19,266
09/30/24	$19,304	$32,992	$19,614
10/31/24	$18,885	$32,692	$19,208
11/30/24	$19,334	$34,611	$19,641
12/31/24	$18,926	$33,786	$19,235
01/31/25	$19,293	$34,727	$19,616
02/28/25	$19,437	$34,274	$19,737
03/31/25	$19,134	$32,343	$19,431
04/30/25	$19,214	$32,124	$19,523
05/31/25	$19,645	$34,146	$19,960
06/30/25	$20,140	$35,882	$20,469
07/31/25	$20,220	$36,687	$20,570
08/31/25	$20,651	$37,431	$20,995
09/30/25	$21,018	$38,797	$21,359
10/31/25	$21,210	$39,706	$21,565
11/30/25	$21,338	$39,803	$21,680
12/31/25	$21,375	$39,827	$21,761

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBRX	12.94%	5.35%	7.89%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,914,120,399
  Number of Portfolio Holdings12
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSBRX

State Street Target Retirement 2025 Fund

Class K: SSBSX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBSX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,682	$9,504	$9,647
02/29/16	$9,682	$9,491	$9,666
03/31/16	$10,185	$10,135	$10,184
04/30/16	$10,308	$10,174	$10,302
05/31/16	$10,349	$10,357	$10,341
06/30/16	$10,441	$10,384	$10,406
07/31/16	$10,749	$10,766	$10,761
08/31/16	$10,779	$10,782	$10,788
09/30/16	$10,821	$10,784	$10,820
10/31/16	$10,615	$10,587	$10,626
11/30/16	$10,636	$10,979	$10,649
12/31/16	$10,800	$11,196	$10,814
01/31/17	$10,988	$11,408	$11,012
02/28/17	$11,239	$11,861	$11,259
03/31/17	$11,301	$11,875	$11,325
04/30/17	$11,448	$11,997	$11,471
05/31/17	$11,615	$12,166	$11,646
06/30/17	$11,667	$12,242	$11,697
07/31/17	$11,876	$12,494	$11,904
08/31/17	$11,949	$12,532	$11,980
09/30/17	$12,095	$12,790	$12,127
10/31/17	$12,262	$13,089	$12,290
11/30/17	$12,440	$13,490	$12,472
12/31/17	$12,584	$13,640	$12,624
01/31/18	$12,959	$14,421	$12,997
02/28/18	$12,531	$13,890	$12,581
03/31/18	$12,456	$13,537	$12,477
04/30/18	$12,477	$13,589	$12,518
05/31/18	$12,595	$13,916	$12,628
06/30/18	$12,584	$14,002	$12,617
07/31/18	$12,809	$14,523	$12,842
08/31/18	$12,970	$14,996	$12,999
09/30/18	$12,938	$15,081	$12,968
10/31/18	$12,252	$14,050	$12,276
11/30/18	$12,402	$14,337	$12,431
12/31/18	$11,907	$13,042	$11,924
01/31/19	$12,607	$14,087	$12,624
02/28/19	$12,832	$14,540	$12,858
03/31/19	$13,036	$14,822	$13,056
04/30/19	$13,306	$15,422	$13,329
05/31/19	$12,923	$14,442	$12,936
06/30/19	$13,498	$15,460	$13,514
07/31/19	$13,532	$15,682	$13,568
08/31/19	$13,532	$15,434	$13,554
09/30/19	$13,656	$15,723	$13,670
10/31/19	$13,859	$16,063	$13,891
11/30/19	$14,085	$16,646	$14,114
12/31/19	$14,363	$17,149	$14,402
01/31/20	$14,387	$17,142	$14,444
02/29/20	$13,834	$15,731	$13,855
03/31/20	$12,571	$13,788	$12,627
04/30/20	$13,533	$15,555	$13,574
05/31/20	$13,978	$16,296	$14,005
06/30/20	$14,279	$16,620	$14,304
07/31/20	$14,844	$17,558	$14,870
08/31/20	$15,326	$18,820	$15,375
09/30/20	$15,037	$18,105	$15,071
10/31/20	$14,808	$17,623	$14,843
11/30/20	$15,975	$19,552	$16,029
12/31/20	$16,495	$20,304	$16,542
01/31/21	$16,432	$20,099	$16,490
02/28/21	$16,596	$20,653	$16,664
03/31/21	$16,797	$21,558	$16,860
04/30/21	$17,301	$22,708	$17,364
05/31/21	$17,478	$22,867	$17,549
06/30/21	$17,667	$23,401	$17,727
07/31/21	$17,843	$23,956	$17,910
08/31/21	$18,070	$24,685	$18,147
09/30/21	$17,579	$23,537	$17,672
10/31/21	$18,108	$25,186	$18,183
11/30/21	$17,843	$25,011	$17,923
12/31/21	$18,278	$26,132	$18,363
01/31/22	$17,619	$24,780	$17,663
02/28/22	$17,337	$24,038	$17,411
03/31/22	$17,351	$24,931	$17,438
04/30/22	$16,370	$22,757	$16,466
05/31/22	$16,410	$22,798	$16,466
06/30/22	$15,456	$20,916	$15,512
07/31/22	$16,316	$22,845	$16,352
08/31/22	$15,738	$21,913	$15,826
09/30/22	$14,582	$19,895	$14,660
10/31/22	$15,066	$21,506	$15,122
11/30/22	$15,913	$22,708	$15,922
12/31/22	$15,475	$21,399	$15,548
01/31/23	$16,307	$22,744	$16,359
02/28/23	$15,905	$22,189	$15,962
03/31/23	$16,264	$23,004	$16,306
04/30/23	$16,393	$23,363	$16,449
05/31/23	$16,178	$23,464	$16,246
06/30/23	$16,665	$25,015	$16,721
07/31/23	$17,010	$25,818	$17,076
08/31/23	$16,723	$25,407	$16,779
09/30/23	$16,192	$24,196	$16,257
10/31/23	$15,848	$23,687	$15,891
11/30/23	$16,852	$25,850	$16,914
12/31/23	$17,591	$27,025	$17,672
01/31/24	$17,576	$27,479	$17,651
02/29/24	$17,847	$28,946	$17,912
03/31/24	$18,207	$29,878	$18,276
04/30/24	$17,696	$28,657	$17,794
05/31/24	$18,207	$30,078	$18,267
06/30/24	$18,417	$31,157	$18,492
07/31/24	$18,837	$31,537	$18,903
08/31/24	$19,182	$32,302	$19,266
09/30/24	$19,528	$32,992	$19,614
10/31/24	$19,122	$32,692	$19,208
11/30/24	$19,573	$34,611	$19,641
12/31/24	$19,161	$33,786	$19,235
01/31/25	$19,529	$34,727	$19,616
02/28/25	$19,689	$34,274	$19,737
03/31/25	$19,385	$32,343	$19,431
04/30/25	$19,465	$32,124	$19,523
05/31/25	$19,898	$34,146	$19,960
06/30/25	$20,410	$35,882	$20,469
07/31/25	$20,490	$36,687	$20,570
08/31/25	$20,939	$37,431	$20,995
09/30/25	$21,307	$38,797	$21,359
10/31/25	$21,500	$39,706	$21,565
11/30/25	$21,612	$39,803	$21,680
12/31/25	$21,685	$39,827	$21,761

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBSX	13.17%	5.62%	8.05%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2025 Composite Index	13.13%	5.64%	8.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,914,120,399
  Number of Portfolio Holdings12
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	40.5%
Domestic Equity	22.4%
Inflation Linked	18.1%
International Equity	14.2%
Real Estate	5.0%
Short-Term Investments	1.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.1%
State Street SPDR Portfolio Short Term Treasury ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSBSX

State Street Target Retirement 2030 Fund

Class R3: SSAJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	0.51%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAJX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,627	$9,504	$9,597
02/29/16	$9,613	$9,491	$9,608
03/31/16	$10,162	$10,135	$10,158
04/30/16	$10,280	$10,174	$10,275
05/31/16	$10,317	$10,357	$10,318
06/30/16	$10,394	$10,384	$10,371
07/31/16	$10,727	$10,766	$10,751
08/31/16	$10,753	$10,782	$10,779
09/30/16	$10,800	$10,784	$10,813
10/31/16	$10,561	$10,587	$10,600
11/30/16	$10,607	$10,979	$10,648
12/31/16	$10,767	$11,196	$10,822
01/31/17	$10,980	$11,408	$11,037
02/28/17	$11,235	$11,861	$11,300
03/31/17	$11,303	$11,875	$11,378
04/30/17	$11,453	$11,997	$11,534
05/31/17	$11,635	$12,166	$11,725
06/30/17	$11,692	$12,242	$11,790
07/31/17	$11,915	$12,494	$12,012
08/31/17	$11,982	$12,532	$12,094
09/30/17	$12,153	$12,790	$12,265
10/31/17	$12,323	$13,089	$12,450
11/30/17	$12,525	$13,490	$12,655
12/31/17	$12,680	$13,640	$12,820
01/31/18	$13,107	$14,421	$13,254
02/28/18	$12,627	$13,890	$12,797
03/31/18	$12,538	$13,537	$12,675
04/30/18	$12,543	$13,589	$12,716
05/31/18	$12,664	$13,916	$12,840
06/30/18	$12,638	$14,002	$12,817
07/31/18	$12,885	$14,523	$13,069
08/31/18	$13,048	$14,996	$13,239
09/30/18	$13,011	$15,081	$13,209
10/31/18	$12,227	$14,050	$12,410
11/30/18	$12,390	$14,337	$12,584
12/31/18	$11,831	$13,042	$12,011
01/31/19	$12,579	$14,087	$12,771
02/28/19	$12,828	$14,540	$13,039
03/31/19	$13,022	$14,822	$13,239
04/30/19	$13,326	$15,422	$13,550
05/31/19	$12,856	$14,442	$13,077
06/30/19	$13,492	$15,460	$13,736
07/31/19	$13,519	$15,682	$13,790
08/31/19	$13,491	$15,434	$13,749
09/30/19	$13,629	$15,723	$13,888
10/31/19	$13,855	$16,063	$14,138
11/30/19	$14,114	$16,646	$14,408
12/31/19	$14,424	$17,149	$14,731
01/31/20	$14,418	$17,142	$14,761
02/29/20	$13,789	$15,731	$14,076
03/31/20	$12,458	$13,788	$12,755
04/30/20	$13,508	$15,555	$13,832
05/31/20	$13,995	$16,296	$14,321
06/30/20	$14,341	$16,620	$14,666
07/31/20	$14,956	$17,558	$15,320
08/31/20	$15,500	$18,820	$15,895
09/30/20	$15,177	$18,105	$15,547
10/31/20	$14,890	$17,623	$15,270
11/30/20	$16,252	$19,552	$16,688
12/31/20	$16,827	$20,304	$17,286
01/31/21	$16,721	$20,099	$17,199
02/28/21	$16,911	$20,653	$17,405
03/31/21	$17,124	$21,558	$17,611
04/30/21	$17,668	$22,708	$18,190
05/31/21	$17,857	$22,867	$18,400
06/30/21	$18,070	$23,401	$18,619
07/31/21	$18,209	$23,956	$18,769
08/31/21	$18,494	$24,685	$19,073
09/30/21	$17,900	$23,537	$18,496
10/31/21	$18,516	$25,186	$19,117
11/30/21	$18,166	$25,011	$18,782
12/31/21	$18,646	$26,132	$19,284
01/31/22	$17,885	$24,780	$18,450
02/28/22	$17,529	$24,038	$18,130
03/31/22	$17,567	$24,931	$18,187
04/30/22	$16,374	$22,757	$16,985
05/31/22	$16,439	$22,798	$16,993
06/30/22	$15,362	$20,916	$15,883
07/31/22	$16,257	$22,845	$16,806
08/31/22	$15,660	$21,913	$16,244
09/30/22	$14,389	$19,895	$14,930
10/31/22	$14,921	$21,506	$15,472
11/30/22	$15,907	$22,708	$16,443
12/31/22	$15,408	$21,399	$15,992
01/31/23	$16,365	$22,744	$16,965
02/28/23	$15,900	$22,189	$16,512
03/31/23	$16,283	$23,004	$16,896
04/30/23	$16,433	$23,363	$17,059
05/31/23	$16,187	$23,464	$16,832
06/30/23	$16,816	$25,015	$17,466
07/31/23	$17,199	$25,818	$17,896
08/31/23	$16,816	$25,407	$17,496
09/30/23	$16,173	$24,196	$16,843
10/31/23	$15,722	$23,687	$16,356
11/30/23	$16,898	$25,850	$17,607
12/31/23	$17,742	$27,025	$18,510
01/31/24	$17,699	$27,479	$18,473
02/29/24	$18,082	$28,946	$18,863
03/31/24	$18,493	$29,878	$19,312
04/30/24	$17,898	$28,657	$18,711
05/31/24	$18,479	$30,078	$19,287
06/30/24	$18,706	$31,157	$19,549
07/31/24	$19,145	$31,537	$20,014
08/31/24	$19,528	$32,302	$20,422
09/30/24	$19,896	$32,992	$20,829
10/31/24	$19,400	$32,692	$20,327
11/30/24	$19,953	$34,611	$20,883
12/31/24	$19,427	$33,786	$20,359
01/31/25	$19,861	$34,727	$20,834
02/28/25	$19,981	$34,274	$20,928
03/31/25	$19,562	$32,343	$20,483
04/30/25	$19,667	$32,124	$20,631
05/31/25	$20,281	$34,146	$21,275
06/30/25	$20,925	$35,882	$21,961
07/31/25	$21,015	$36,687	$22,098
08/31/25	$21,509	$37,431	$22,590
09/30/25	$22,003	$38,797	$23,122
10/31/25	$22,273	$39,706	$23,417
11/30/25	$22,348	$39,803	$23,509
12/31/25	$22,448	$39,827	$23,629

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAJXFootnote Reference(1)	15.55%	5.93%	8.42%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,332,736,146
  Number of Portfolio Holdings13
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAJX

State Street Target Retirement 2030 Fund

Class I: SSBWX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBWX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,631	$9,504	$9,597
02/29/16	$9,621	$9,491	$9,608
03/31/16	$10,174	$10,135	$10,158
04/30/16	$10,287	$10,174	$10,275
05/31/16	$10,338	$10,357	$10,318
06/30/16	$10,410	$10,384	$10,371
07/31/16	$10,758	$10,766	$10,751
08/31/16	$10,779	$10,782	$10,779
09/30/16	$10,830	$10,784	$10,813
10/31/16	$10,594	$10,587	$10,600
11/30/16	$10,645	$10,979	$10,648
12/31/16	$10,810	$11,196	$10,822
01/31/17	$11,019	$11,408	$11,037
02/28/17	$11,290	$11,861	$11,300
03/31/17	$11,363	$11,875	$11,378
04/30/17	$11,519	$11,997	$11,534
05/31/17	$11,707	$12,166	$11,725
06/30/17	$11,769	$12,242	$11,790
07/31/17	$11,988	$12,494	$12,012
08/31/17	$12,072	$12,532	$12,094
09/30/17	$12,238	$12,790	$12,265
10/31/17	$12,426	$13,089	$12,450
11/30/17	$12,634	$13,490	$12,655
12/31/17	$12,785	$13,640	$12,820
01/31/18	$13,223	$14,421	$13,254
02/28/18	$12,743	$13,890	$12,797
03/31/18	$12,657	$13,537	$12,675
04/30/18	$12,668	$13,589	$12,716
05/31/18	$12,807	$13,916	$12,840
06/30/18	$12,785	$14,002	$12,817
07/31/18	$13,042	$14,523	$13,069
08/31/18	$13,202	$14,996	$13,239
09/30/18	$13,180	$15,081	$13,209
10/31/18	$12,380	$14,050	$12,410
11/30/18	$12,561	$14,337	$12,584
12/31/18	$11,987	$13,042	$12,011
01/31/19	$12,751	$14,087	$12,771
02/28/19	$13,010	$14,540	$13,039
03/31/19	$13,212	$14,822	$13,239
04/30/19	$13,527	$15,422	$13,550
05/31/19	$13,055	$14,442	$13,077
06/30/19	$13,706	$15,460	$13,736
07/31/19	$13,751	$15,682	$13,790
08/31/19	$13,729	$15,434	$13,749
09/30/19	$13,864	$15,723	$13,888
10/31/19	$14,111	$16,063	$14,138
11/30/19	$14,380	$16,646	$14,408
12/31/19	$14,691	$17,149	$14,731
01/31/20	$14,703	$17,142	$14,761
02/29/20	$14,056	$15,731	$14,076
03/31/20	$12,702	$13,788	$12,755
04/30/20	$13,780	$15,555	$13,832
05/31/20	$14,283	$16,296	$14,321
06/30/20	$14,643	$16,620	$14,666
07/31/20	$15,278	$17,558	$15,320
08/31/20	$15,841	$18,820	$15,895
09/30/20	$15,518	$18,105	$15,547
10/31/20	$15,230	$17,623	$15,270
11/30/20	$16,620	$19,552	$16,688
12/31/20	$17,226	$20,304	$17,286
01/31/21	$17,113	$20,099	$17,199
02/28/21	$17,314	$20,653	$17,405
03/31/21	$17,540	$21,558	$17,611
04/30/21	$18,106	$22,708	$18,190
05/31/21	$18,295	$22,867	$18,400
06/30/21	$18,533	$23,401	$18,619
07/31/21	$18,672	$23,956	$18,769
08/31/21	$18,898	$24,685	$19,073
09/30/21	$18,307	$23,537	$18,496
10/31/21	$18,936	$25,186	$19,117
11/30/21	$18,584	$25,011	$18,782
12/31/21	$19,079	$26,132	$19,284
01/31/22	$18,304	$24,780	$18,450
02/28/22	$17,944	$24,038	$18,130
03/31/22	$17,984	$24,931	$18,187
04/30/22	$16,769	$22,757	$16,985
05/31/22	$16,836	$22,798	$16,993
06/30/22	$15,741	$20,916	$15,883
07/31/22	$16,662	$22,845	$16,806
08/31/22	$16,061	$21,913	$16,244
09/30/22	$14,766	$19,895	$14,930
10/31/22	$15,314	$21,506	$15,472
11/30/22	$16,328	$22,708	$16,443
12/31/22	$15,811	$21,399	$15,992
01/31/23	$16,800	$22,744	$16,965
02/28/23	$16,334	$22,189	$16,512
03/31/23	$16,744	$23,004	$16,896
04/30/23	$16,899	$23,363	$17,059
05/31/23	$16,659	$23,464	$16,832
06/30/23	$17,295	$25,015	$17,466
07/31/23	$17,704	$25,818	$17,896
08/31/23	$17,309	$25,407	$17,496
09/30/23	$16,659	$24,196	$16,843
10/31/23	$16,207	$23,687	$16,356
11/30/23	$17,422	$25,850	$17,607
12/31/23	$18,282	$27,025	$18,510
01/31/24	$18,238	$27,479	$18,473
02/29/24	$18,635	$28,946	$18,863
03/31/24	$19,062	$29,878	$19,312
04/30/24	$18,459	$28,657	$18,711
05/31/24	$19,077	$30,078	$19,287
06/30/24	$19,312	$31,157	$19,549
07/31/24	$19,768	$31,537	$20,014
08/31/24	$20,165	$32,302	$20,422
09/30/24	$20,562	$32,992	$20,829
10/31/24	$20,047	$32,692	$20,327
11/30/24	$20,621	$34,611	$20,883
12/31/24	$20,074	$33,786	$20,359
01/31/25	$20,543	$34,727	$20,834
02/28/25	$20,667	$34,274	$20,928
03/31/25	$20,246	$32,343	$20,483
04/30/25	$20,371	$32,124	$20,631
05/31/25	$20,995	$34,146	$21,275
06/30/25	$21,682	$35,882	$21,961
07/31/25	$21,776	$36,687	$22,098
08/31/25	$22,291	$37,431	$22,590
09/30/25	$22,822	$38,797	$23,122
10/31/25	$23,103	$39,706	$23,417
11/30/25	$23,196	$39,803	$23,509
12/31/25	$23,273	$39,827	$23,629

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBWX	15.93%	6.20%	8.81%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,332,736,146
  Number of Portfolio Holdings13
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSBWX

State Street Target Retirement 2030 Fund

Class K: SSBYX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSBYX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,631	$9,504	$9,597
02/29/16	$9,621	$9,491	$9,608
03/31/16	$10,174	$10,135	$10,158
04/30/16	$10,297	$10,174	$10,275
05/31/16	$10,338	$10,357	$10,318
06/30/16	$10,420	$10,384	$10,371
07/31/16	$10,758	$10,766	$10,751
08/31/16	$10,789	$10,782	$10,779
09/30/16	$10,840	$10,784	$10,813
10/31/16	$10,605	$10,587	$10,600
11/30/16	$10,656	$10,979	$10,648
12/31/16	$10,820	$11,196	$10,822
01/31/17	$11,039	$11,408	$11,037
02/28/17	$11,300	$11,861	$11,300
03/31/17	$11,373	$11,875	$11,378
04/30/17	$11,529	$11,997	$11,534
05/31/17	$11,717	$12,166	$11,725
06/30/17	$11,779	$12,242	$11,790
07/31/17	$12,009	$12,494	$12,012
08/31/17	$12,082	$12,532	$12,094
09/30/17	$12,259	$12,790	$12,265
10/31/17	$12,436	$13,089	$12,450
11/30/17	$12,645	$13,490	$12,655
12/31/17	$12,806	$13,640	$12,820
01/31/18	$13,244	$14,421	$13,254
02/28/18	$12,764	$13,890	$12,797
03/31/18	$12,678	$13,537	$12,675
04/30/18	$12,689	$13,589	$12,716
05/31/18	$12,817	$13,916	$12,840
06/30/18	$12,796	$14,002	$12,817
07/31/18	$13,052	$14,523	$13,069
08/31/18	$13,223	$14,996	$13,239
09/30/18	$13,191	$15,081	$13,209
10/31/18	$12,401	$14,050	$12,410
11/30/18	$12,572	$14,337	$12,584
12/31/18	$12,010	$13,042	$12,011
01/31/19	$12,774	$14,087	$12,771
02/28/19	$13,032	$14,540	$13,039
03/31/19	$13,234	$14,822	$13,239
04/30/19	$13,549	$15,422	$13,550
05/31/19	$13,077	$14,442	$13,077
06/30/19	$13,728	$15,460	$13,736
07/31/19	$13,762	$15,682	$13,790
08/31/19	$13,740	$15,434	$13,749
09/30/19	$13,886	$15,723	$13,888
10/31/19	$14,122	$16,063	$14,138
11/30/19	$14,391	$16,646	$14,408
12/31/19	$14,714	$17,149	$14,731
01/31/20	$14,714	$17,142	$14,761
02/29/20	$14,079	$15,731	$14,076
03/31/20	$12,725	$13,788	$12,755
04/30/20	$13,803	$15,555	$13,832
05/31/20	$14,306	$16,296	$14,321
06/30/20	$14,666	$16,620	$14,666
07/31/20	$15,301	$17,558	$15,320
08/31/20	$15,864	$18,820	$15,895
09/30/20	$15,540	$18,105	$15,547
10/31/20	$15,253	$17,623	$15,270
11/30/20	$16,655	$19,552	$16,688
12/31/20	$17,251	$20,304	$17,286
01/31/21	$17,150	$20,099	$17,199
02/28/21	$17,351	$20,653	$17,405
03/31/21	$17,578	$21,558	$17,611
04/30/21	$18,144	$22,708	$18,190
05/31/21	$18,345	$22,867	$18,400
06/30/21	$18,571	$23,401	$18,619
07/31/21	$18,722	$23,956	$18,769
08/31/21	$19,024	$24,685	$19,073
09/30/21	$18,420	$23,537	$18,496
10/31/21	$19,061	$25,186	$19,117
11/30/21	$18,709	$25,011	$18,782
12/31/21	$19,212	$26,132	$19,284
01/31/22	$18,436	$24,780	$18,450
02/28/22	$18,075	$24,038	$18,130
03/31/22	$18,115	$24,931	$18,187
04/30/22	$16,897	$22,757	$16,985
05/31/22	$16,964	$22,798	$16,993
06/30/22	$15,854	$20,916	$15,883
07/31/22	$16,790	$22,845	$16,806
08/31/22	$16,188	$21,913	$16,244
09/30/22	$14,877	$19,895	$14,930
10/31/22	$15,439	$21,506	$15,472
11/30/22	$16,469	$22,708	$16,443
12/31/22	$15,955	$21,399	$15,992
01/31/23	$16,947	$22,744	$16,965
02/28/23	$16,479	$22,189	$16,512
03/31/23	$16,876	$23,004	$16,896
04/30/23	$17,032	$23,363	$17,059
05/31/23	$16,805	$23,464	$16,832
06/30/23	$17,443	$25,015	$17,466
07/31/23	$17,868	$25,818	$17,896
08/31/23	$17,471	$25,407	$17,496
09/30/23	$16,819	$24,196	$16,843
10/31/23	$16,352	$23,687	$16,356
11/30/23	$17,584	$25,850	$17,607
12/31/23	$18,466	$27,025	$18,510
01/31/24	$18,422	$27,479	$18,473
02/29/24	$18,821	$28,946	$18,863
03/31/24	$19,264	$29,878	$19,312
04/30/24	$18,644	$28,657	$18,711
05/31/24	$19,278	$30,078	$19,287
06/30/24	$19,515	$31,157	$19,549
07/31/24	$19,972	$31,537	$20,014
08/31/24	$20,371	$32,302	$20,422
09/30/24	$20,784	$32,992	$20,829
10/31/24	$20,267	$32,692	$20,327
11/30/24	$20,843	$34,611	$20,883
12/31/24	$20,308	$33,786	$20,359
01/31/25	$20,779	$34,727	$20,834
02/28/25	$20,904	$34,274	$20,928
03/31/25	$20,481	$32,343	$20,483
04/30/25	$20,606	$32,124	$20,631
05/31/25	$21,249	$34,146	$21,275
06/30/25	$21,939	$35,882	$21,961
07/31/25	$22,033	$36,687	$22,098
08/31/25	$22,567	$37,431	$22,590
09/30/25	$23,100	$38,797	$23,122
10/31/25	$23,382	$39,706	$23,417
11/30/25	$23,476	$39,803	$23,509
12/31/25	$23,589	$39,827	$23,629

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSBYX	16.15%	6.46%	8.96%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2030 Composite Index	16.06%	6.45%	8.98%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,332,736,146
  Number of Portfolio Holdings13
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	32.0%
Domestic Fixed Income	31.9%
International Equity	21.9%
Inflation Linked	11.3%
Real Estate	3.0%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.9%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	11.3%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.2%
State Street SPDR Portfolio Long Term Treasury ETF	4.0%
SPDR Dow Jones Global Real Estate ETF	3.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.7%
State Street SPDR Portfolio Short Term Treasury ETF	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSBYX

State Street Target Retirement 2035 Fund

Class R3: SSAZX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.54%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAZX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,587	$9,504	$9,548
02/29/16	$9,563	$9,491	$9,551
03/31/16	$10,141	$10,135	$10,135
04/30/16	$10,269	$10,174	$10,254
05/31/16	$10,306	$10,357	$10,300
06/30/16	$10,373	$10,384	$10,338
07/31/16	$10,736	$10,766	$10,741
08/31/16	$10,752	$10,782	$10,769
09/30/16	$10,809	$10,784	$10,807
10/31/16	$10,560	$10,587	$10,581
11/30/16	$10,626	$10,979	$10,660
12/31/16	$10,806	$11,196	$10,845
01/31/17	$11,029	$11,408	$11,075
02/28/17	$11,304	$11,861	$11,352
03/31/17	$11,382	$11,875	$11,438
04/30/17	$11,533	$11,997	$11,601
05/31/17	$11,724	$12,166	$11,801
06/30/17	$11,791	$12,242	$11,876
07/31/17	$12,034	$12,494	$12,115
08/31/17	$12,101	$12,532	$12,194
09/30/17	$12,292	$12,790	$12,390
10/31/17	$12,483	$13,089	$12,593
11/30/17	$12,715	$13,490	$12,820
12/31/17	$12,874	$13,640	$12,996
01/31/18	$13,353	$14,421	$13,488
02/28/18	$12,843	$13,890	$12,993
03/31/18	$12,732	$13,537	$12,853
04/30/18	$12,748	$13,589	$12,903
05/31/18	$12,890	$13,916	$13,037
06/30/18	$12,853	$14,002	$13,009
07/31/18	$13,131	$14,523	$13,286
08/31/18	$13,294	$14,996	$13,467
09/30/18	$13,267	$15,081	$13,438
10/31/18	$12,390	$14,050	$12,556
11/30/18	$12,574	$14,337	$12,747
12/31/18	$11,933	$13,042	$12,094
01/31/19	$12,743	$14,087	$12,914
02/28/19	$13,013	$14,540	$13,209
03/31/19	$13,206	$14,822	$13,402
04/30/19	$13,530	$15,422	$13,744
05/31/19	$12,997	$14,442	$13,196
06/30/19	$13,684	$15,460	$13,911
07/31/19	$13,722	$15,682	$13,966
08/31/19	$13,639	$15,434	$13,875
09/30/19	$13,798	$15,723	$14,041
10/31/19	$14,056	$16,063	$14,318
11/30/19	$14,346	$16,646	$14,620
12/31/19	$14,677	$17,149	$14,974
01/31/20	$14,647	$17,142	$14,978
02/29/20	$13,917	$15,731	$14,188
03/31/20	$12,454	$13,788	$12,733
04/30/20	$13,591	$15,555	$13,893
05/31/20	$14,122	$16,296	$14,418
06/30/20	$14,500	$16,620	$14,797
07/31/20	$15,146	$17,558	$15,487
08/31/20	$15,768	$18,820	$16,138
09/30/20	$15,401	$18,105	$15,757
10/31/20	$15,092	$17,623	$15,455
11/30/20	$16,609	$19,552	$17,032
12/31/20	$17,259	$20,304	$17,700
01/31/21	$17,155	$20,099	$17,612
02/28/21	$17,391	$20,653	$17,866
03/31/21	$17,626	$21,558	$18,100
04/30/21	$18,225	$22,708	$18,736
05/31/21	$18,436	$22,867	$18,966
06/30/21	$18,671	$23,401	$19,202
07/31/21	$18,784	$23,956	$19,334
08/31/21	$19,103	$24,685	$19,681
09/30/21	$18,441	$23,537	$19,035
10/31/21	$19,135	$25,186	$19,736
11/30/21	$18,728	$25,011	$19,344
12/31/21	$19,264	$26,132	$19,892
01/31/22	$18,427	$24,780	$18,971
02/28/22	$18,012	$24,038	$18,616
03/31/22	$18,076	$24,931	$18,704
04/30/22	$16,762	$22,757	$17,367
05/31/22	$16,813	$22,798	$17,375
06/30/22	$15,652	$20,916	$16,174
07/31/22	$16,596	$22,845	$17,140
08/31/22	$15,984	$21,913	$16,562
09/30/22	$14,619	$19,895	$15,156
10/31/22	$15,206	$21,506	$15,746
11/30/22	$16,290	$22,708	$16,820
12/31/22	$15,738	$21,399	$16,323
01/31/23	$16,796	$22,744	$17,397
02/28/23	$16,300	$22,189	$16,910
03/31/23	$16,702	$23,004	$17,312
04/30/23	$16,862	$23,363	$17,484
05/31/23	$16,608	$23,464	$17,244
06/30/23	$17,317	$25,015	$17,979
07/31/23	$17,759	$25,818	$18,460
08/31/23	$17,304	$25,407	$17,987
09/30/23	$16,581	$24,196	$17,250
10/31/23	$16,046	$23,687	$16,678
11/30/23	$17,371	$25,850	$18,079
12/31/23	$18,310	$27,025	$19,080
01/31/24	$18,241	$27,479	$19,029
02/29/24	$18,726	$28,946	$19,514
03/31/24	$19,183	$29,878	$20,021
04/30/24	$18,504	$28,657	$19,336
05/31/24	$19,169	$30,078	$19,983
06/30/24	$19,405	$31,157	$20,267
07/31/24	$19,876	$31,537	$20,769
08/31/24	$20,292	$32,302	$21,205
09/30/24	$20,694	$32,992	$21,652
10/31/24	$20,126	$32,692	$21,078
11/30/24	$20,763	$34,611	$21,729
12/31/24	$20,151	$33,786	$21,117
01/31/25	$20,660	$34,727	$21,663
02/28/25	$20,762	$34,274	$21,724
03/31/25	$20,238	$32,343	$21,168
04/30/25	$20,354	$32,124	$21,337
05/31/25	$21,096	$34,146	$22,120
06/30/25	$21,867	$35,882	$22,943
07/31/25	$21,984	$36,687	$23,106
08/31/25	$22,508	$37,431	$23,636
09/30/25	$23,148	$38,797	$24,311
10/31/25	$23,497	$39,706	$24,692
11/30/25	$23,555	$39,803	$24,763
12/31/25	$23,688	$39,827	$24,924

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAZXFootnote Reference(1)	17.56%	6.54%	9.01%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,506,801,386
  Number of Portfolio Holdings10
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAZX

State Street Target Retirement 2035 Fund

Class I: SSCJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.18%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCJX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,591	$9,504	$9,548
02/29/16	$9,570	$9,491	$9,551
03/31/16	$10,154	$10,135	$10,135
04/30/16	$10,287	$10,174	$10,254
05/31/16	$10,328	$10,357	$10,300
06/30/16	$10,399	$10,384	$10,338
07/31/16	$10,768	$10,766	$10,741
08/31/16	$10,788	$10,782	$10,769
09/30/16	$10,839	$10,784	$10,807
10/31/16	$10,594	$10,587	$10,581
11/30/16	$10,676	$10,979	$10,660
12/31/16	$10,861	$11,196	$10,845
01/31/17	$11,079	$11,408	$11,075
02/28/17	$11,361	$11,861	$11,352
03/31/17	$11,444	$11,875	$11,438
04/30/17	$11,600	$11,997	$11,601
05/31/17	$11,798	$12,166	$11,801
06/30/17	$11,871	$12,242	$11,876
07/31/17	$12,110	$12,494	$12,115
08/31/17	$12,194	$12,532	$12,194
09/30/17	$12,381	$12,790	$12,390
10/31/17	$12,579	$13,089	$12,593
11/30/17	$12,818	$13,490	$12,820
12/31/17	$12,985	$13,640	$12,996
01/31/18	$13,475	$14,421	$13,488
02/28/18	$12,964	$13,890	$12,993
03/31/18	$12,868	$13,537	$12,853
04/30/18	$12,878	$13,589	$12,903
05/31/18	$13,027	$13,916	$13,037
06/30/18	$13,006	$14,002	$13,009
07/31/18	$13,283	$14,523	$13,286
08/31/18	$13,454	$14,996	$13,467
09/30/18	$13,433	$15,081	$13,438
10/31/18	$12,548	$14,050	$12,556
11/30/18	$12,740	$14,337	$12,747
12/31/18	$12,092	$13,042	$12,094
01/31/19	$12,920	$14,087	$12,914
02/28/19	$13,200	$14,540	$13,209
03/31/19	$13,402	$14,822	$13,402
04/30/19	$13,738	$15,422	$13,744
05/31/19	$13,200	$14,442	$13,196
06/30/19	$13,906	$15,460	$13,911
07/31/19	$13,939	$15,682	$13,966
08/31/19	$13,872	$15,434	$13,875
09/30/19	$14,029	$15,723	$14,041
10/31/19	$14,309	$16,063	$14,318
11/30/19	$14,600	$16,646	$14,620
12/31/19	$14,948	$17,149	$14,974
01/31/20	$14,924	$17,142	$14,978
02/29/20	$14,185	$15,731	$14,188
03/31/20	$12,695	$13,788	$12,733
04/30/20	$13,851	$15,555	$13,893
05/31/20	$14,400	$16,296	$14,418
06/30/20	$14,793	$16,620	$14,797
07/31/20	$15,461	$17,558	$15,487
08/31/20	$16,092	$18,820	$16,138
09/30/20	$15,735	$18,105	$15,757
10/31/20	$15,425	$17,623	$15,455
11/30/20	$16,987	$19,552	$17,032
12/31/20	$17,646	$20,304	$17,700
01/31/21	$17,547	$20,099	$17,612
02/28/21	$17,796	$20,653	$17,866
03/31/21	$18,033	$21,558	$18,100
04/30/21	$18,656	$22,708	$18,736
05/31/21	$18,868	$22,867	$18,966
06/30/21	$19,117	$23,401	$19,202
07/31/21	$19,241	$23,956	$19,334
08/31/21	$19,478	$24,685	$19,681
09/30/21	$18,818	$23,537	$19,035
10/31/21	$19,528	$25,186	$19,736
11/30/21	$19,117	$25,011	$19,344
12/31/21	$19,655	$26,132	$19,892
01/31/22	$18,801	$24,780	$18,971
02/28/22	$18,393	$24,038	$18,616
03/31/22	$18,459	$24,931	$18,704
04/30/22	$17,119	$22,757	$17,367
05/31/22	$17,185	$22,798	$17,375
06/30/22	$16,002	$20,916	$16,174
07/31/22	$16,961	$22,845	$17,140
08/31/22	$16,344	$21,913	$16,562
09/30/22	$14,964	$19,895	$15,156
10/31/22	$15,556	$21,506	$15,746
11/30/22	$16,672	$22,708	$16,820
12/31/22	$16,114	$21,399	$16,323
01/31/23	$17,193	$22,744	$17,397
02/28/23	$16,695	$22,189	$16,910
03/31/23	$17,110	$23,004	$17,312
04/30/23	$17,276	$23,363	$17,484
05/31/23	$17,027	$23,464	$17,244
06/30/23	$17,775	$25,015	$17,979
07/31/23	$18,232	$25,818	$18,460
08/31/23	$17,761	$25,407	$17,987
09/30/23	$17,027	$24,196	$17,250
10/31/23	$16,487	$23,687	$16,678
11/30/23	$17,844	$25,850	$18,079
12/31/23	$18,805	$27,025	$19,080
01/31/24	$18,748	$27,479	$19,029
02/29/24	$19,252	$28,946	$19,514
03/31/24	$19,727	$29,878	$20,021
04/30/24	$19,036	$28,657	$19,336
05/31/24	$19,727	$30,078	$19,983
06/30/24	$19,971	$31,157	$20,267
07/31/24	$20,461	$31,537	$20,769
08/31/24	$20,893	$32,302	$21,205
09/30/24	$21,325	$32,992	$21,652
10/31/24	$20,735	$32,692	$21,078
11/30/24	$21,411	$34,611	$21,729
12/31/24	$20,778	$33,786	$21,117
01/31/25	$21,309	$34,727	$21,663
02/28/25	$21,416	$34,274	$21,724
03/31/25	$20,869	$32,343	$21,168
04/30/25	$21,021	$32,124	$21,337
05/31/25	$21,780	$34,146	$22,120
06/30/25	$22,599	$35,882	$22,943
07/31/25	$22,721	$36,687	$23,106
08/31/25	$23,267	$37,431	$23,636
09/30/25	$23,935	$38,797	$24,311
10/31/25	$24,315	$39,706	$24,692
11/30/25	$24,375	$39,803	$24,763
12/31/25	$24,497	$39,827	$24,924

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCJX	17.90%	6.78%	9.37%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,506,801,386
  Number of Portfolio Holdings10
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSCJX

State Street Target Retirement 2035 Fund

Class K: SSCKX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCKX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,591	$9,504	$9,548
02/29/16	$9,571	$9,491	$9,551
03/31/16	$10,153	$10,135	$10,135
04/30/16	$10,286	$10,174	$10,254
05/31/16	$10,327	$10,357	$10,300
06/30/16	$10,399	$10,384	$10,338
07/31/16	$10,767	$10,766	$10,741
08/31/16	$10,787	$10,782	$10,769
09/30/16	$10,849	$10,784	$10,807
10/31/16	$10,603	$10,587	$10,581
11/30/16	$10,675	$10,979	$10,660
12/31/16	$10,860	$11,196	$10,845
01/31/17	$11,089	$11,408	$11,075
02/28/17	$11,370	$11,861	$11,352
03/31/17	$11,453	$11,875	$11,438
04/30/17	$11,609	$11,997	$11,601
05/31/17	$11,806	$12,166	$11,801
06/30/17	$11,879	$12,242	$11,876
07/31/17	$12,129	$12,494	$12,115
08/31/17	$12,202	$12,532	$12,194
09/30/17	$12,399	$12,790	$12,390
10/31/17	$12,597	$13,089	$12,593
11/30/17	$12,836	$13,490	$12,820
12/31/17	$13,003	$13,640	$12,996
01/31/18	$13,492	$14,421	$13,488
02/28/18	$12,981	$13,890	$12,993
03/31/18	$12,875	$13,537	$12,853
04/30/18	$12,896	$13,589	$12,903
05/31/18	$13,045	$13,916	$13,037
06/30/18	$13,013	$14,002	$13,009
07/31/18	$13,301	$14,523	$13,286
08/31/18	$13,471	$14,996	$13,467
09/30/18	$13,450	$15,081	$13,438
10/31/18	$12,566	$14,050	$12,556
11/30/18	$12,758	$14,337	$12,747
12/31/18	$12,112	$13,042	$12,094
01/31/19	$12,940	$14,087	$12,914
02/28/19	$13,219	$14,540	$13,209
03/31/19	$13,421	$14,822	$13,402
04/30/19	$13,756	$15,422	$13,744
05/31/19	$13,219	$14,442	$13,196
06/30/19	$13,924	$15,460	$13,911
07/31/19	$13,969	$15,682	$13,966
08/31/19	$13,890	$15,434	$13,875
09/30/19	$14,058	$15,723	$14,041
10/31/19	$14,327	$16,063	$14,318
11/30/19	$14,628	$16,646	$14,620
12/31/19	$14,971	$17,149	$14,974
01/31/20	$14,948	$17,142	$14,978
02/29/20	$14,209	$15,731	$14,188
03/31/20	$12,720	$13,788	$12,733
04/30/20	$13,888	$15,555	$13,893
05/31/20	$14,436	$16,296	$14,418
06/30/20	$14,829	$16,620	$14,797
07/31/20	$15,496	$17,558	$15,487
08/31/20	$16,139	$18,820	$16,138
09/30/20	$15,769	$18,105	$15,757
10/31/20	$15,460	$17,623	$15,455
11/30/20	$17,020	$19,552	$17,032
12/31/20	$17,695	$20,304	$17,700
01/31/21	$17,595	$20,099	$17,612
02/28/21	$17,844	$20,653	$17,866
03/31/21	$18,093	$21,558	$18,100
04/30/21	$18,716	$22,708	$18,736
05/31/21	$18,940	$22,867	$18,966
06/30/21	$19,189	$23,401	$19,202
07/31/21	$19,313	$23,956	$19,334
08/31/21	$19,650	$24,685	$19,681
09/30/21	$18,977	$23,537	$19,035
10/31/21	$19,699	$25,186	$19,736
11/30/21	$19,288	$25,011	$19,344
12/31/21	$19,849	$26,132	$19,892
01/31/22	$18,994	$24,780	$18,971
02/28/22	$18,573	$24,038	$18,616
03/31/22	$18,652	$24,931	$18,704
04/30/22	$17,297	$22,757	$17,367
05/31/22	$17,363	$22,798	$17,375
06/30/22	$16,166	$20,916	$16,174
07/31/22	$17,153	$22,845	$17,140
08/31/22	$16,521	$21,913	$16,562
09/30/22	$15,127	$19,895	$15,156
10/31/22	$15,732	$21,506	$15,746
11/30/22	$16,863	$22,708	$16,820
12/31/22	$16,298	$21,399	$16,323
01/31/23	$17,407	$22,744	$17,397
02/28/23	$16,894	$22,189	$16,910
03/31/23	$17,310	$23,004	$17,312
04/30/23	$17,491	$23,363	$17,484
05/31/23	$17,227	$23,464	$17,244
06/30/23	$17,990	$25,015	$17,979
07/31/23	$18,448	$25,818	$18,460
08/31/23	$17,976	$25,407	$17,987
09/30/23	$17,241	$24,196	$17,250
10/31/23	$16,686	$23,687	$16,678
11/30/23	$18,073	$25,850	$18,079
12/31/23	$19,058	$27,025	$19,080
01/31/24	$18,986	$27,479	$19,029
02/29/24	$19,491	$28,946	$19,514
03/31/24	$19,996	$29,878	$20,021
04/30/24	$19,289	$28,657	$19,336
05/31/24	$19,996	$30,078	$19,983
06/30/24	$20,242	$31,157	$20,267
07/31/24	$20,747	$31,537	$20,769
08/31/24	$21,180	$32,302	$21,205
09/30/24	$21,628	$32,992	$21,652
10/31/24	$21,021	$32,692	$21,078
11/30/24	$21,714	$34,611	$21,729
12/31/24	$21,081	$33,786	$21,117
01/31/25	$21,614	$34,727	$21,663
02/28/25	$21,721	$34,274	$21,724
03/31/25	$21,188	$32,343	$21,168
04/30/25	$21,325	$32,124	$21,337
05/31/25	$22,102	$34,146	$22,120
06/30/25	$22,940	$35,882	$22,943
07/31/25	$23,061	$36,687	$23,106
08/31/25	$23,625	$37,431	$23,636
09/30/25	$24,295	$38,797	$24,311
10/31/25	$24,676	$39,706	$24,692
11/30/25	$24,752	$39,803	$24,763
12/31/25	$24,894	$39,827	$24,924

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCKX	18.09%	7.07%	9.55%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2035 Composite Index	18.03%	7.09%	9.56%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,506,801,386
  Number of Portfolio Holdings10
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	30.0%
International Equity	28.7%
Short-Term Investments	4.0%
Inflation Linked	2.0%
Real Estate	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.7%
State Street Aggregate Bond Index Portfolio	16.1%
State Street SPDR Portfolio Long Term Treasury ETF	8.8%
State Street Small/Mid Cap Equity Index Portfolio	5.9%
State Street SPDR Bloomberg High Yield Bond ETF	5.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.0%
SPDR Dow Jones Global Real Estate ETF	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSCKX

State Street Target Retirement 2040 Fund

Class R3: SSAKX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAKX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,543	$9,504	$9,504
02/29/16	$9,509	$9,491	$9,502
03/31/16	$10,121	$10,135	$10,118
04/30/16	$10,251	$10,174	$10,244
05/31/16	$10,288	$10,357	$10,292
06/30/16	$10,345	$10,384	$10,318
07/31/16	$10,720	$10,766	$10,743
08/31/16	$10,746	$10,782	$10,775
09/30/16	$10,804	$10,784	$10,819
10/31/16	$10,543	$10,587	$10,582
11/30/16	$10,651	$10,979	$10,691
12/31/16	$10,835	$11,196	$10,887
01/31/17	$11,070	$11,408	$11,131
02/28/17	$11,347	$11,861	$11,418
03/31/17	$11,436	$11,875	$11,511
04/30/17	$11,597	$11,997	$11,680
05/31/17	$11,790	$12,166	$11,883
06/30/17	$11,868	$12,242	$11,967
07/31/17	$12,113	$12,494	$12,219
08/31/17	$12,180	$12,532	$12,293
09/30/17	$12,393	$12,790	$12,512
10/31/17	$12,606	$13,089	$12,727
11/30/17	$12,850	$13,490	$12,971
12/31/17	$13,012	$13,640	$13,153
01/31/18	$13,536	$14,421	$13,690
02/28/18	$12,991	$13,890	$13,166
03/31/18	$12,868	$13,537	$13,015
04/30/18	$12,895	$13,589	$13,076
05/31/18	$13,038	$13,916	$13,218
06/30/18	$13,011	$14,002	$13,188
07/31/18	$13,302	$14,523	$13,484
08/31/18	$13,476	$14,996	$13,675
09/30/18	$13,438	$15,081	$13,646
10/31/18	$12,503	$14,050	$12,693
11/30/18	$12,699	$14,337	$12,894
12/31/18	$11,973	$13,042	$12,166
01/31/19	$12,844	$14,087	$13,043
02/28/19	$13,139	$14,540	$13,364
03/31/19	$13,322	$14,822	$13,547
04/30/19	$13,682	$15,422	$13,917
05/31/19	$13,078	$14,442	$13,304
06/30/19	$13,814	$15,460	$14,064
07/31/19	$13,841	$15,682	$14,121
08/31/19	$13,725	$15,434	$13,985
09/30/19	$13,896	$15,723	$14,171
10/31/19	$14,189	$16,063	$14,469
11/30/19	$14,503	$16,646	$14,799
12/31/19	$14,851	$17,149	$15,182
01/31/20	$14,810	$17,142	$15,159
02/29/20	$13,982	$15,731	$14,276
03/31/20	$12,394	$13,788	$12,683
04/30/20	$13,584	$15,555	$13,909
05/31/20	$14,141	$16,296	$14,467
06/30/20	$14,557	$16,620	$14,875
07/31/20	$15,230	$17,558	$15,593
08/31/20	$15,914	$18,820	$16,310
09/30/20	$15,533	$18,105	$15,902
10/31/20	$15,199	$17,623	$15,584
11/30/20	$16,852	$19,552	$17,298
12/31/20	$17,555	$20,304	$18,031
01/31/21	$17,462	$20,099	$17,953
02/28/21	$17,760	$20,653	$18,259
03/31/21	$18,009	$21,558	$18,525
04/30/21	$18,673	$22,708	$19,215
05/31/21	$18,897	$22,867	$19,463
06/30/21	$19,133	$23,401	$19,711
07/31/21	$19,247	$23,956	$19,832
08/31/21	$19,604	$24,685	$20,217
09/30/21	$18,877	$23,537	$19,510
10/31/21	$19,661	$25,186	$20,293
11/30/21	$19,190	$25,011	$19,842
12/31/21	$19,764	$26,132	$20,438
01/31/22	$18,868	$24,780	$19,440
02/28/22	$18,437	$24,038	$19,068
03/31/22	$18,540	$24,931	$19,204
04/30/22	$17,125	$22,757	$17,772
05/31/22	$17,177	$22,798	$17,770
06/30/22	$15,930	$20,916	$16,482
07/31/22	$16,920	$22,845	$17,501
08/31/22	$16,303	$21,913	$16,908
09/30/22	$14,850	$19,895	$15,406
10/31/22	$15,493	$21,506	$16,064
11/30/22	$16,650	$22,708	$17,212
12/31/22	$16,046	$21,399	$16,665
01/31/23	$17,193	$22,744	$17,821
02/28/23	$16,667	$22,189	$17,315
03/31/23	$17,072	$23,004	$17,716
04/30/23	$17,234	$23,363	$17,890
05/31/23	$16,977	$23,464	$17,642
06/30/23	$17,773	$25,015	$18,466
07/31/23	$18,273	$25,818	$19,012
08/31/23	$17,760	$25,407	$18,480
09/30/23	$16,991	$24,196	$17,692
10/31/23	$16,410	$23,687	$17,068
11/30/23	$17,814	$25,850	$18,567
12/31/23	$18,810	$27,025	$19,630
01/31/24	$18,740	$27,479	$19,571
02/29/24	$19,298	$28,946	$20,144
03/31/24	$19,814	$29,878	$20,699
04/30/24	$19,075	$28,657	$19,962
05/31/24	$19,800	$30,078	$20,664
06/30/24	$20,051	$31,157	$20,957
07/31/24	$20,553	$31,537	$21,491
08/31/24	$20,971	$32,302	$21,950
09/30/24	$21,403	$32,992	$22,426
10/31/24	$20,804	$32,692	$21,825
11/30/24	$21,529	$34,611	$22,557
12/31/24	$20,848	$33,786	$21,881
01/31/25	$21,416	$34,727	$22,495
02/28/25	$21,474	$34,274	$22,506
03/31/25	$20,877	$32,343	$21,874
04/30/25	$21,022	$32,124	$22,065
05/31/25	$21,867	$34,146	$22,967
06/30/25	$22,727	$35,882	$23,872
07/31/25	$22,858	$36,687	$24,061
08/31/25	$23,441	$37,431	$24,646
09/30/25	$24,140	$38,797	$25,397
10/31/25	$24,533	$39,706	$25,826
11/30/25	$24,592	$39,803	$25,889
12/31/25	$24,741	$39,827	$26,078

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAKXFootnote Reference(1)	18.68%	7.10%	9.48%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,294,400,216
  Number of Portfolio Holdings7
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAKX

State Street Target Retirement 2040 Fund

Class I: SSCNX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCNX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,547	$9,504	$9,504
02/29/16	$9,526	$9,491	$9,502
03/31/16	$10,144	$10,135	$10,118
04/30/16	$10,268	$10,174	$10,244
05/31/16	$10,319	$10,357	$10,292
06/30/16	$10,371	$10,384	$10,318
07/31/16	$10,762	$10,766	$10,743
08/31/16	$10,793	$10,782	$10,775
09/30/16	$10,855	$10,784	$10,819
10/31/16	$10,597	$10,587	$10,582
11/30/16	$10,711	$10,979	$10,691
12/31/16	$10,900	$11,196	$10,887
01/31/17	$11,131	$11,408	$11,131
02/28/17	$11,424	$11,861	$11,418
03/31/17	$11,508	$11,875	$11,511
04/30/17	$11,676	$11,997	$11,680
05/31/17	$11,875	$12,166	$11,883
06/30/17	$11,959	$12,242	$11,967
07/31/17	$12,221	$12,494	$12,219
08/31/17	$12,284	$12,532	$12,293
09/30/17	$12,504	$12,790	$12,512
10/31/17	$12,724	$13,089	$12,727
11/30/17	$12,975	$13,490	$12,971
12/31/17	$13,145	$13,640	$13,153
01/31/18	$13,681	$14,421	$13,690
02/28/18	$13,134	$13,890	$13,166
03/31/18	$13,027	$13,537	$13,015
04/30/18	$13,048	$13,589	$13,076
05/31/18	$13,198	$13,916	$13,218
06/30/18	$13,177	$14,002	$13,188
07/31/18	$13,477	$14,523	$13,484
08/31/18	$13,659	$14,996	$13,675
09/30/18	$13,627	$15,081	$13,646
10/31/18	$12,683	$14,050	$12,693
11/30/18	$12,887	$14,337	$12,894
12/31/18	$12,164	$13,042	$12,166
01/31/19	$13,043	$14,087	$13,043
02/28/19	$13,347	$14,540	$13,364
03/31/19	$13,539	$14,822	$13,547
04/30/19	$13,911	$15,422	$13,917
05/31/19	$13,302	$14,442	$13,304
06/30/19	$14,058	$15,460	$14,064
07/31/19	$14,091	$15,682	$14,121
08/31/19	$13,979	$15,434	$13,985
09/30/19	$14,159	$15,723	$14,171
10/31/19	$14,463	$16,063	$14,469
11/30/19	$14,790	$16,646	$14,799
12/31/19	$15,161	$17,149	$15,182
01/31/20	$15,113	$17,142	$15,159
02/29/20	$14,274	$15,731	$14,276
03/31/20	$12,656	$13,788	$12,683
04/30/20	$13,879	$15,555	$13,909
05/31/20	$14,454	$16,296	$14,467
06/30/20	$14,886	$16,620	$14,875
07/31/20	$15,581	$17,558	$15,593
08/31/20	$16,288	$18,820	$16,310
09/30/20	$15,904	$18,105	$15,902
10/31/20	$15,569	$17,623	$15,584
11/30/20	$17,271	$19,552	$17,298
12/31/20	$17,996	$20,304	$18,031
01/31/21	$17,908	$20,099	$17,953
02/28/21	$18,209	$20,653	$18,259
03/31/21	$18,485	$21,558	$18,525
04/30/21	$19,150	$22,708	$19,215
05/31/21	$19,388	$22,867	$19,463
06/30/21	$19,651	$23,401	$19,711
07/31/21	$19,764	$23,956	$19,832
08/31/21	$19,965	$24,685	$20,217
09/30/21	$19,225	$23,537	$19,510
10/31/21	$20,015	$25,186	$20,293
11/30/21	$19,551	$25,011	$19,842
12/31/21	$20,111	$26,132	$20,438
01/31/22	$19,197	$24,780	$19,440
02/28/22	$18,774	$24,038	$19,068
03/31/22	$18,880	$24,931	$19,204
04/30/22	$17,450	$22,757	$17,772
05/31/22	$17,503	$22,798	$17,770
06/30/22	$16,245	$20,916	$16,482
07/31/22	$17,251	$22,845	$17,501
08/31/22	$16,629	$21,913	$16,908
09/30/22	$15,146	$19,895	$15,406
10/31/22	$15,821	$21,506	$16,064
11/30/22	$17,000	$22,708	$17,212
12/31/22	$16,389	$21,399	$16,665
01/31/23	$17,561	$22,744	$17,821
02/28/23	$17,031	$22,189	$17,315
03/31/23	$17,450	$23,004	$17,716
04/30/23	$17,617	$23,363	$17,890
05/31/23	$17,366	$23,464	$17,642
06/30/23	$18,176	$25,015	$18,466
07/31/23	$18,706	$25,818	$19,012
08/31/23	$18,176	$25,407	$18,480
09/30/23	$17,408	$24,196	$17,692
10/31/23	$16,807	$23,687	$17,068
11/30/23	$18,259	$25,850	$18,567
12/31/23	$19,281	$27,025	$19,630
01/31/24	$19,209	$27,479	$19,571
02/29/24	$19,788	$28,946	$20,144
03/31/24	$20,324	$29,878	$20,699
04/30/24	$19,571	$28,657	$19,962
05/31/24	$20,324	$30,078	$20,664
06/30/24	$20,570	$31,157	$20,957
07/31/24	$21,092	$31,537	$21,491
08/31/24	$21,541	$32,302	$21,950
09/30/24	$22,005	$32,992	$22,426
10/31/24	$21,382	$32,692	$21,825
11/30/24	$22,135	$34,611	$22,557
12/31/24	$21,449	$33,786	$21,881
01/31/25	$22,042	$34,727	$22,495
02/28/25	$22,102	$34,274	$22,506
03/31/25	$21,494	$32,343	$21,874
04/30/25	$21,646	$32,124	$22,065
05/31/25	$22,528	$34,146	$22,967
06/30/25	$23,410	$35,882	$23,872
07/31/25	$23,546	$36,687	$24,061
08/31/25	$24,170	$37,431	$24,646
09/30/25	$24,899	$38,797	$25,397
10/31/25	$25,325	$39,706	$25,826
11/30/25	$25,371	$39,803	$25,889
12/31/25	$25,527	$39,827	$26,078

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCNX	19.02%	7.24%	9.82%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,294,400,216
  Number of Portfolio Holdings7
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSCNX

State Street Target Retirement 2040 Fund

Class K: SSCQX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSCQX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,547	$9,504	$9,504
02/29/16	$9,516	$9,491	$9,502
03/31/16	$10,134	$10,135	$10,118
04/30/16	$10,267	$10,174	$10,244
05/31/16	$10,309	$10,357	$10,292
06/30/16	$10,370	$10,384	$10,318
07/31/16	$10,751	$10,766	$10,743
08/31/16	$10,782	$10,782	$10,775
09/30/16	$10,844	$10,784	$10,819
10/31/16	$10,586	$10,587	$10,582
11/30/16	$10,700	$10,979	$10,691
12/31/16	$10,889	$11,196	$10,887
01/31/17	$11,130	$11,408	$11,131
02/28/17	$11,412	$11,861	$11,418
03/31/17	$11,507	$11,875	$11,511
04/30/17	$11,674	$11,997	$11,680
05/31/17	$11,873	$12,166	$11,883
06/30/17	$11,957	$12,242	$11,967
07/31/17	$12,208	$12,494	$12,219
08/31/17	$12,281	$12,532	$12,293
09/30/17	$12,501	$12,790	$12,512
10/31/17	$12,721	$13,089	$12,727
11/30/17	$12,973	$13,490	$12,971
12/31/17	$13,141	$13,640	$13,153
01/31/18	$13,677	$14,421	$13,690
02/28/18	$13,131	$13,890	$13,166
03/31/18	$13,013	$13,537	$13,015
04/30/18	$13,045	$13,589	$13,076
05/31/18	$13,195	$13,916	$13,218
06/30/18	$13,174	$14,002	$13,188
07/31/18	$13,473	$14,523	$13,484
08/31/18	$13,656	$14,996	$13,675
09/30/18	$13,623	$15,081	$13,646
10/31/18	$12,681	$14,050	$12,693
11/30/18	$12,884	$14,337	$12,894
12/31/18	$12,153	$13,042	$12,166
01/31/19	$13,043	$14,087	$13,043
02/28/19	$13,347	$14,540	$13,364
03/31/19	$13,538	$14,822	$13,547
04/30/19	$13,910	$15,422	$13,917
05/31/19	$13,302	$14,442	$13,304
06/30/19	$14,056	$15,460	$14,064
07/31/19	$14,090	$15,682	$14,121
08/31/19	$13,978	$15,434	$13,985
09/30/19	$14,158	$15,723	$14,171
10/31/19	$14,462	$16,063	$14,469
11/30/19	$14,789	$16,646	$14,799
12/31/19	$15,150	$17,149	$15,182
01/31/20	$15,114	$17,142	$15,159
02/29/20	$14,276	$15,731	$14,276
03/31/20	$12,659	$13,788	$12,683
04/30/20	$13,880	$15,555	$13,909
05/31/20	$14,455	$16,296	$14,467
06/30/20	$14,886	$16,620	$14,875
07/31/20	$15,581	$17,558	$15,593
08/31/20	$16,288	$18,820	$16,310
09/30/20	$15,904	$18,105	$15,902
10/31/20	$15,569	$17,623	$15,584
11/30/20	$17,270	$19,552	$17,298
12/31/20	$17,997	$20,304	$18,031
01/31/21	$17,909	$20,099	$17,953
02/28/21	$18,223	$20,653	$18,259
03/31/21	$18,486	$21,558	$18,525
04/30/21	$19,175	$22,708	$19,215
05/31/21	$19,413	$22,867	$19,463
06/30/21	$19,664	$23,401	$19,711
07/31/21	$19,789	$23,956	$19,832
08/31/21	$20,165	$24,685	$20,217
09/30/21	$19,426	$23,537	$19,510
10/31/21	$20,241	$25,186	$20,293
11/30/21	$19,764	$25,011	$19,842
12/31/21	$20,364	$26,132	$20,438
01/31/22	$19,449	$24,780	$19,440
02/28/22	$18,998	$24,038	$19,068
03/31/22	$19,117	$24,931	$19,204
04/30/22	$17,672	$22,757	$17,772
05/31/22	$17,739	$22,798	$17,770
06/30/22	$16,453	$20,916	$16,482
07/31/22	$17,487	$22,845	$17,501
08/31/22	$16,850	$21,913	$16,908
09/30/22	$15,352	$19,895	$15,406
10/31/22	$16,028	$21,506	$16,064
11/30/22	$17,235	$22,708	$17,212
12/31/22	$16,617	$21,399	$16,665
01/31/23	$17,806	$22,744	$17,821
02/28/23	$17,274	$22,189	$17,315
03/31/23	$17,694	$23,004	$17,716
04/30/23	$17,875	$23,363	$17,890
05/31/23	$17,610	$23,464	$17,642
06/30/23	$18,449	$25,015	$18,466
07/31/23	$18,980	$25,818	$19,012
08/31/23	$18,449	$25,407	$18,480
09/30/23	$17,666	$24,196	$17,692
10/31/23	$17,064	$23,687	$17,068
11/30/23	$18,533	$25,850	$18,567
12/31/23	$19,578	$27,025	$19,630
01/31/24	$19,506	$27,479	$19,571
02/29/24	$20,101	$28,946	$20,144
03/31/24	$20,639	$29,878	$20,699
04/30/24	$19,883	$28,657	$19,962
05/31/24	$20,653	$30,078	$20,664
06/30/24	$20,915	$31,157	$20,957
07/31/24	$21,437	$31,537	$21,491
08/31/24	$21,888	$32,302	$21,950
09/30/24	$22,367	$32,992	$22,426
10/31/24	$21,742	$32,692	$21,825
11/30/24	$22,498	$34,611	$22,557
12/31/24	$21,811	$33,786	$21,881
01/31/25	$22,406	$34,727	$22,495
02/28/25	$22,482	$34,274	$22,506
03/31/25	$21,857	$32,343	$21,874
04/30/25	$22,025	$32,124	$22,065
05/31/25	$22,909	$34,146	$22,967
06/30/25	$23,825	$35,882	$23,872
07/31/25	$23,977	$36,687	$24,061
08/31/25	$24,587	$37,431	$24,646
09/30/25	$25,350	$38,797	$25,397
10/31/25	$25,762	$39,706	$25,826
11/30/25	$25,823	$39,803	$25,889
12/31/25	$26,003	$39,827	$26,078

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSCQX	19.22%	7.64%	10.03%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2040 Composite Index	19.18%	7.66%	10.06%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,294,400,216
  Number of Portfolio Holdings7
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	43.3%
International Equity	32.2%
Domestic Fixed Income	24.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	35.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.2%
State Street Aggregate Bond Index Portfolio	12.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.6%
State Street SPDR Bloomberg High Yield Bond ETF	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSCQX

State Street Target Retirement 2045 Fund

Class R3: SSAOX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$61	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAOX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,508	$9,504	$9,478
02/29/16	$9,474	$9,491	$9,472
03/31/16	$10,112	$10,135	$10,108
04/30/16	$10,243	$10,174	$10,239
05/31/16	$10,290	$10,357	$10,288
06/30/16	$10,338	$10,384	$10,306
07/31/16	$10,726	$10,766	$10,746
08/31/16	$10,753	$10,782	$10,782
09/30/16	$10,821	$10,784	$10,829
10/31/16	$10,548	$10,587	$10,585
11/30/16	$10,678	$10,979	$10,716
12/31/16	$10,877	$11,196	$10,921
01/31/17	$11,114	$11,408	$11,175
02/28/17	$11,403	$11,861	$11,471
03/31/17	$11,493	$11,875	$11,569
04/30/17	$11,666	$11,997	$11,743
05/31/17	$11,861	$12,166	$11,948
06/30/17	$11,939	$12,242	$12,040
07/31/17	$12,207	$12,494	$12,303
08/31/17	$12,264	$12,532	$12,373
09/30/17	$12,500	$12,790	$12,613
10/31/17	$12,714	$13,089	$12,840
11/30/17	$12,970	$13,490	$13,099
12/31/17	$13,145	$13,640	$13,288
01/31/18	$13,717	$14,421	$13,867
02/28/18	$13,145	$13,890	$13,316
03/31/18	$13,022	$13,537	$13,155
04/30/18	$13,049	$13,589	$13,227
05/31/18	$13,214	$13,916	$13,376
06/30/18	$13,177	$14,002	$13,346
07/31/18	$13,480	$14,523	$13,659
08/31/18	$13,667	$14,996	$13,859
09/30/18	$13,640	$15,081	$13,830
10/31/18	$12,632	$14,050	$12,809
11/30/18	$12,830	$14,337	$13,019
12/31/18	$12,040	$13,042	$12,216
01/31/19	$12,963	$14,087	$13,149
02/28/19	$13,282	$14,540	$13,496
03/31/19	$13,455	$14,822	$13,668
04/30/19	$13,840	$15,422	$14,064
05/31/19	$13,176	$14,442	$13,388
06/30/19	$13,951	$15,460	$14,190
07/31/19	$13,979	$15,682	$14,249
08/31/19	$13,817	$15,434	$14,068
09/30/19	$14,012	$15,723	$14,272
10/31/19	$14,307	$16,063	$14,588
11/30/19	$14,657	$16,646	$14,943
12/31/19	$15,035	$17,149	$15,353
01/31/20	$14,957	$17,142	$15,305
02/29/20	$14,053	$15,731	$14,337
03/31/20	$12,324	$13,788	$12,606
04/30/20	$13,570	$15,555	$13,890
05/31/20	$14,177	$16,296	$14,485
06/30/20	$14,608	$16,620	$14,915
07/31/20	$15,309	$17,558	$15,662
08/31/20	$16,045	$18,820	$16,436
09/30/20	$15,638	$18,105	$16,006
10/31/20	$15,313	$17,623	$15,680
11/30/20	$17,072	$19,552	$17,519
12/31/20	$17,844	$20,304	$18,311
01/31/21	$17,762	$20,099	$18,247
02/28/21	$18,098	$20,653	$18,604
03/31/21	$18,384	$21,558	$18,896
04/30/21	$19,085	$22,708	$19,629
05/31/21	$19,309	$22,867	$19,890
06/30/21	$19,569	$23,401	$20,150
07/31/21	$19,659	$23,956	$20,255
08/31/21	$20,053	$24,685	$20,672
09/30/21	$19,289	$23,537	$19,920
10/31/21	$20,121	$25,186	$20,764
11/30/21	$19,601	$25,011	$20,256
12/31/21	$20,210	$26,132	$20,896
01/31/22	$19,242	$24,780	$19,830
02/28/22	$18,801	$24,038	$19,447
03/31/22	$18,941	$24,931	$19,625
04/30/22	$17,458	$22,757	$18,116
05/31/22	$17,496	$22,798	$18,103
06/30/22	$16,166	$20,916	$16,723
07/31/22	$17,215	$22,845	$17,798
08/31/22	$16,575	$21,913	$17,195
09/30/22	$15,053	$19,895	$15,621
10/31/22	$15,770	$21,506	$16,347
11/30/22	$16,972	$22,708	$17,540
12/31/22	$16,339	$21,399	$16,956
01/31/23	$17,533	$22,744	$18,180
02/28/23	$17,010	$22,189	$17,665
03/31/23	$17,399	$23,004	$18,054
04/30/23	$17,560	$23,363	$18,227
05/31/23	$17,292	$23,464	$17,972
06/30/23	$18,164	$25,015	$18,872
07/31/23	$18,728	$25,818	$19,476
08/31/23	$18,164	$25,407	$18,899
09/30/23	$17,359	$24,196	$18,076
10/31/23	$16,741	$23,687	$17,409
11/30/23	$18,232	$25,850	$18,987
12/31/23	$19,272	$27,025	$20,106
01/31/24	$19,189	$27,479	$20,037
02/29/24	$19,826	$28,946	$20,685
03/31/24	$20,366	$29,878	$21,279
04/30/24	$19,590	$28,657	$20,500
05/31/24	$20,366	$30,078	$21,244
06/30/24	$20,615	$31,157	$21,542
07/31/24	$21,141	$31,537	$22,107
08/31/24	$21,584	$32,302	$22,583
09/30/24	$22,041	$32,992	$23,083
10/31/24	$21,418	$32,692	$22,463
11/30/24	$22,207	$34,611	$23,272
12/31/24	$21,474	$33,786	$22,536
01/31/25	$22,110	$34,727	$23,212
02/28/25	$22,110	$34,274	$23,174
03/31/25	$21,460	$32,343	$22,473
04/30/25	$21,619	$32,124	$22,682
05/31/25	$22,559	$34,146	$23,691
06/30/25	$23,484	$35,882	$24,664
07/31/25	$23,643	$36,687	$24,879
08/31/25	$24,280	$37,431	$25,517
09/30/25	$25,032	$38,797	$26,328
10/31/25	$25,465	$39,706	$26,794
11/30/25	$25,509	$39,803	$26,850
12/31/25	$25,691	$39,827	$27,061

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAOXFootnote Reference(1)	19.64%	7.56%	9.90%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,074,034,911
  Number of Portfolio Holdings7
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAOX

State Street Target Retirement 2045 Fund

Class I: SSDDX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.21%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDDX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,523	$9,504	$9,478
02/29/16	$9,492	$9,491	$9,472
03/31/16	$10,124	$10,135	$10,108
04/30/16	$10,270	$10,174	$10,239
05/31/16	$10,311	$10,357	$10,288
06/30/16	$10,363	$10,384	$10,306
07/31/16	$10,768	$10,766	$10,746
08/31/16	$10,799	$10,782	$10,782
09/30/16	$10,861	$10,784	$10,829
10/31/16	$10,602	$10,587	$10,585
11/30/16	$10,726	$10,979	$10,716
12/31/16	$10,931	$11,196	$10,921
01/31/17	$11,184	$11,408	$11,175
02/28/17	$11,469	$11,861	$11,471
03/31/17	$11,575	$11,875	$11,569
04/30/17	$11,744	$11,997	$11,743
05/31/17	$11,944	$12,166	$11,948
06/30/17	$12,039	$12,242	$12,040
07/31/17	$12,303	$12,494	$12,303
08/31/17	$12,366	$12,532	$12,373
09/30/17	$12,609	$12,790	$12,613
10/31/17	$12,830	$13,089	$12,840
11/30/17	$13,094	$13,490	$13,099
12/31/17	$13,276	$13,640	$13,288
01/31/18	$13,860	$14,421	$13,867
02/28/18	$13,287	$13,890	$13,316
03/31/18	$13,179	$13,537	$13,155
04/30/18	$13,212	$13,589	$13,227
05/31/18	$13,374	$13,916	$13,376
06/30/18	$13,341	$14,002	$13,346
07/31/18	$13,654	$14,523	$13,659
08/31/18	$13,849	$14,996	$13,859
09/30/18	$13,827	$15,081	$13,830
10/31/18	$12,812	$14,050	$12,809
11/30/18	$13,017	$14,337	$13,019
12/31/18	$12,219	$13,042	$12,216
01/31/19	$13,161	$14,087	$13,149
02/28/19	$13,490	$14,540	$13,496
03/31/19	$13,672	$14,822	$13,668
04/30/19	$14,069	$15,422	$14,064
05/31/19	$13,399	$14,442	$13,388
06/30/19	$14,193	$15,460	$14,190
07/31/19	$14,228	$15,682	$14,249
08/31/19	$14,069	$15,434	$14,068
09/30/19	$14,273	$15,723	$14,272
10/31/19	$14,579	$16,063	$14,588
11/30/19	$14,931	$16,646	$14,943
12/31/19	$15,329	$17,149	$15,353
01/31/20	$15,256	$17,142	$15,305
02/29/20	$14,341	$15,731	$14,337
03/31/20	$12,581	$13,788	$12,606
04/30/20	$13,859	$15,555	$13,890
05/31/20	$14,485	$16,296	$14,485
06/30/20	$14,931	$16,620	$14,915
07/31/20	$15,654	$17,558	$15,662
08/31/20	$16,413	$18,820	$16,436
09/30/20	$16,016	$18,105	$16,006
10/31/20	$15,678	$17,623	$15,680
11/30/20	$17,498	$19,552	$17,519
12/31/20	$18,281	$20,304	$18,311
01/31/21	$18,206	$20,099	$18,247
02/28/21	$18,557	$20,653	$18,604
03/31/21	$18,845	$21,558	$18,896
04/30/21	$19,560	$22,708	$19,629
05/31/21	$19,811	$22,867	$19,890
06/30/21	$20,086	$23,401	$20,150
07/31/21	$20,187	$23,956	$20,255
08/31/21	$20,488	$24,685	$20,672
09/30/21	$19,710	$23,537	$19,920
10/31/21	$20,575	$25,186	$20,764
11/30/21	$20,049	$25,011	$20,256
12/31/21	$20,672	$26,132	$20,896
01/31/22	$19,686	$24,780	$19,830
02/28/22	$19,239	$24,038	$19,447
03/31/22	$19,383	$24,931	$19,625
04/30/22	$17,871	$22,757	$18,116
05/31/22	$17,924	$22,798	$18,103
06/30/22	$16,569	$20,916	$16,723
07/31/22	$17,634	$22,845	$17,798
08/31/22	$16,990	$21,913	$17,195
09/30/22	$15,438	$19,895	$15,621
10/31/22	$16,175	$21,506	$16,347
11/30/22	$17,424	$22,708	$17,540
12/31/22	$16,760	$21,399	$16,956
01/31/23	$18,007	$22,744	$18,180
02/28/23	$17,467	$22,189	$17,665
03/31/23	$17,869	$23,004	$18,054
04/30/23	$18,049	$23,363	$18,227
05/31/23	$17,772	$23,464	$17,972
06/30/23	$18,687	$25,015	$18,872
07/31/23	$19,255	$25,818	$19,476
08/31/23	$18,687	$25,407	$18,899
09/30/23	$17,869	$24,196	$18,076
10/31/23	$17,245	$23,687	$17,409
11/30/23	$18,770	$25,850	$18,987
12/31/23	$19,853	$27,025	$20,106
01/31/24	$19,767	$27,479	$20,037
02/29/24	$20,427	$28,946	$20,685
03/31/24	$21,001	$29,878	$21,279
04/30/24	$20,212	$28,657	$20,500
05/31/24	$21,001	$30,078	$21,244
06/30/24	$21,260	$31,157	$21,542
07/31/24	$21,819	$31,537	$22,107
08/31/24	$22,279	$32,302	$22,583
09/30/24	$22,767	$32,992	$23,083
10/31/24	$22,121	$32,692	$22,463
11/30/24	$22,954	$34,611	$23,272
12/31/24	$22,203	$33,786	$22,536
01/31/25	$22,850	$34,727	$23,212
02/28/25	$22,880	$34,274	$23,174
03/31/25	$22,203	$32,343	$22,473
04/30/25	$22,368	$32,124	$22,682
05/31/25	$23,362	$34,146	$23,691
06/30/25	$24,325	$35,882	$24,664
07/31/25	$24,476	$36,687	$24,879
08/31/25	$25,153	$37,431	$25,517
09/30/25	$25,951	$38,797	$26,328
10/31/25	$26,402	$39,706	$26,794
11/30/25	$26,463	$39,803	$26,850
12/31/25	$26,628	$39,827	$27,061

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDDX	19.93%	7.81%	10.29%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,074,034,911
  Number of Portfolio Holdings7
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDDX

State Street Target Retirement 2045 Fund

Class K: SSDEX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDEX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,512	$9,504	$9,478
02/29/16	$9,481	$9,491	$9,472
03/31/16	$10,124	$10,135	$10,108
04/30/16	$10,259	$10,174	$10,239
05/31/16	$10,311	$10,357	$10,288
06/30/16	$10,363	$10,384	$10,306
07/31/16	$10,757	$10,766	$10,746
08/31/16	$10,788	$10,782	$10,782
09/30/16	$10,861	$10,784	$10,829
10/31/16	$10,591	$10,587	$10,585
11/30/16	$10,726	$10,979	$10,716
12/31/16	$10,931	$11,196	$10,921
01/31/17	$11,174	$11,408	$11,175
02/28/17	$11,469	$11,861	$11,471
03/31/17	$11,564	$11,875	$11,569
04/30/17	$11,744	$11,997	$11,743
05/31/17	$11,944	$12,166	$11,948
06/30/17	$12,028	$12,242	$12,040
07/31/17	$12,303	$12,494	$12,303
08/31/17	$12,366	$12,532	$12,373
09/30/17	$12,609	$12,790	$12,613
10/31/17	$12,830	$13,089	$12,840
11/30/17	$13,094	$13,490	$13,099
12/31/17	$13,276	$13,640	$13,288
01/31/18	$13,860	$14,421	$13,867
02/28/18	$13,287	$13,890	$13,316
03/31/18	$13,168	$13,537	$13,155
04/30/18	$13,201	$13,589	$13,227
05/31/18	$13,374	$13,916	$13,376
06/30/18	$13,341	$14,002	$13,346
07/31/18	$13,654	$14,523	$13,659
08/31/18	$13,849	$14,996	$13,859
09/30/18	$13,827	$15,081	$13,830
10/31/18	$12,812	$14,050	$12,809
11/30/18	$13,017	$14,337	$13,019
12/31/18	$12,222	$13,042	$12,216
01/31/19	$13,163	$14,087	$13,149
02/28/19	$13,493	$14,540	$13,496
03/31/19	$13,674	$14,822	$13,668
04/30/19	$14,071	$15,422	$14,064
05/31/19	$13,402	$14,442	$13,388
06/30/19	$14,196	$15,460	$14,190
07/31/19	$14,230	$15,682	$14,249
08/31/19	$14,071	$15,434	$14,068
09/30/19	$14,276	$15,723	$14,272
10/31/19	$14,582	$16,063	$14,588
11/30/19	$14,945	$16,646	$14,943
12/31/19	$15,337	$17,149	$15,353
01/31/20	$15,264	$17,142	$15,305
02/29/20	$14,348	$15,731	$14,337
03/31/20	$12,588	$13,788	$12,606
04/30/20	$13,866	$15,555	$13,890
05/31/20	$14,493	$16,296	$14,485
06/30/20	$14,939	$16,620	$14,915
07/31/20	$15,662	$17,558	$15,662
08/31/20	$16,422	$18,820	$16,436
09/30/20	$16,012	$18,105	$16,006
10/31/20	$15,686	$17,623	$15,680
11/30/20	$17,495	$19,552	$17,519
12/31/20	$18,293	$20,304	$18,311
01/31/21	$18,218	$20,099	$18,247
02/28/21	$18,569	$20,653	$18,604
03/31/21	$18,870	$21,558	$18,896
04/30/21	$19,598	$22,708	$19,629
05/31/21	$19,837	$22,867	$19,890
06/30/21	$20,113	$23,401	$20,150
07/31/21	$20,213	$23,956	$20,255
08/31/21	$20,627	$24,685	$20,672
09/30/21	$19,849	$23,537	$19,920
10/31/21	$20,715	$25,186	$20,764
11/30/21	$20,188	$25,011	$20,256
12/31/21	$20,824	$26,132	$20,896
01/31/22	$19,835	$24,780	$19,830
02/28/22	$19,386	$24,038	$19,447
03/31/22	$19,545	$24,931	$19,625
04/30/22	$18,015	$22,757	$18,116
05/31/22	$18,068	$22,798	$18,103
06/30/22	$16,696	$20,916	$16,723
07/31/22	$17,791	$22,845	$17,798
08/31/22	$17,144	$21,913	$17,195
09/30/22	$15,575	$19,895	$15,621
10/31/22	$16,327	$21,506	$16,347
11/30/22	$17,566	$22,708	$17,540
12/31/22	$16,920	$21,399	$16,956
01/31/23	$18,172	$22,744	$18,180
02/28/23	$17,630	$22,189	$17,665
03/31/23	$18,033	$23,004	$18,054
04/30/23	$18,214	$23,363	$18,227
05/31/23	$17,950	$23,464	$17,972
06/30/23	$18,854	$25,015	$18,872
07/31/23	$19,452	$25,818	$19,476
08/31/23	$18,868	$25,407	$18,899
09/30/23	$18,047	$24,196	$18,076
10/31/23	$17,407	$23,687	$17,409
11/30/23	$18,965	$25,850	$18,987
12/31/23	$20,060	$27,025	$20,106
01/31/24	$19,973	$27,479	$20,037
02/29/24	$20,651	$28,946	$20,685
03/31/24	$21,228	$29,878	$21,279
04/30/24	$20,420	$28,657	$20,500
05/31/24	$21,242	$30,078	$21,244
06/30/24	$21,502	$31,157	$21,542
07/31/24	$22,064	$31,537	$22,107
08/31/24	$22,526	$32,302	$22,583
09/30/24	$23,016	$32,992	$23,083
10/31/24	$22,381	$32,692	$22,463
11/30/24	$23,218	$34,611	$23,272
12/31/24	$22,467	$33,786	$22,536
01/31/25	$23,133	$34,727	$23,212
02/28/25	$23,148	$34,274	$23,174
03/31/25	$22,467	$32,343	$22,473
04/30/25	$22,649	$32,124	$22,682
05/31/25	$23,648	$34,146	$23,691
06/30/25	$24,617	$35,882	$24,664
07/31/25	$24,798	$36,687	$24,879
08/31/25	$25,480	$37,431	$25,517
09/30/25	$26,282	$38,797	$26,328
10/31/25	$26,736	$39,706	$26,794
11/30/25	$26,797	$39,803	$26,850
12/31/25	$27,002	$39,827	$27,061

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDEX	20.19%	8.10%	10.44%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2045 Composite Index	20.08%	8.12%	10.47%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$3,074,034,911
  Number of Portfolio Holdings7
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	47.0%
International Equity	35.0%
Domestic Fixed Income	17.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.5%
State Street Aggregate Bond Index Portfolio	8.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDEX

State Street Target Retirement 2050 Fund

Class R3: SSAUX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAUX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,517	$9,504	$9,478
02/29/16	$9,482	$9,491	$9,472
03/31/16	$10,112	$10,135	$10,108
04/30/16	$10,243	$10,174	$10,239
05/31/16	$10,291	$10,357	$10,288
06/30/16	$10,339	$10,384	$10,306
07/31/16	$10,729	$10,766	$10,746
08/31/16	$10,755	$10,782	$10,782
09/30/16	$10,824	$10,784	$10,829
10/31/16	$10,549	$10,587	$10,585
11/30/16	$10,680	$10,979	$10,716
12/31/16	$10,881	$11,196	$10,921
01/31/17	$11,118	$11,408	$11,175
02/28/17	$11,409	$11,861	$11,471
03/31/17	$11,499	$11,875	$11,569
04/30/17	$11,662	$11,997	$11,743
05/31/17	$11,868	$12,166	$11,948
06/30/17	$11,947	$12,242	$12,040
07/31/17	$12,204	$12,494	$12,303
08/31/17	$12,273	$12,532	$12,373
09/30/17	$12,499	$12,790	$12,613
10/31/17	$12,724	$13,089	$12,840
11/30/17	$12,981	$13,490	$13,099
12/31/17	$13,146	$13,640	$13,288
01/31/18	$13,720	$14,421	$13,867
02/28/18	$13,135	$13,890	$13,316
03/31/18	$13,022	$13,537	$13,155
04/30/18	$13,049	$13,589	$13,228
05/31/18	$13,205	$13,916	$13,377
06/30/18	$13,178	$14,002	$13,346
07/31/18	$13,483	$14,523	$13,661
08/31/18	$13,670	$14,996	$13,862
09/30/18	$13,643	$15,081	$13,833
10/31/18	$12,621	$14,050	$12,803
11/30/18	$12,829	$14,337	$13,014
12/31/18	$12,017	$13,042	$12,201
01/31/19	$12,955	$14,087	$13,144
02/28/19	$13,276	$14,540	$13,495
03/31/19	$13,450	$14,822	$13,664
04/30/19	$13,837	$15,422	$14,066
05/31/19	$13,158	$14,442	$13,377
06/30/19	$13,937	$15,460	$14,187
07/31/19	$13,976	$15,682	$14,247
08/31/19	$13,802	$15,434	$14,052
09/30/19	$13,998	$15,723	$14,261
10/31/19	$14,305	$16,063	$14,583
11/30/19	$14,657	$16,646	$14,945
12/31/19	$15,044	$17,149	$15,363
01/31/20	$14,954	$17,142	$15,304
02/29/20	$14,029	$15,731	$14,306
03/31/20	$12,246	$13,788	$12,526
04/30/20	$13,517	$15,555	$13,832
05/31/20	$14,131	$16,296	$14,441
06/30/20	$14,578	$16,620	$14,880
07/31/20	$15,298	$17,558	$15,640
08/31/20	$16,053	$18,820	$16,440
09/30/20	$15,642	$18,105	$15,999
10/31/20	$15,302	$17,623	$15,671
11/30/20	$17,139	$19,552	$17,573
12/31/20	$17,928	$20,304	$18,397
01/31/21	$17,858	$20,099	$18,343
02/28/21	$18,234	$20,653	$18,730
03/31/21	$18,523	$21,558	$19,034
04/30/21	$19,244	$22,708	$19,792
05/31/21	$19,483	$22,867	$20,060
06/30/21	$19,747	$23,401	$20,327
07/31/21	$19,825	$23,956	$20,418
08/31/21	$20,236	$24,685	$20,854
09/30/21	$19,438	$23,537	$20,077
10/31/21	$20,317	$25,186	$20,960
11/30/21	$19,754	$25,011	$20,410
12/31/21	$20,401	$26,132	$21,077
01/31/22	$19,384	$24,780	$19,961
02/28/22	$18,929	$24,038	$19,576
03/31/22	$19,097	$24,931	$19,784
04/30/22	$17,571	$22,757	$18,223
05/31/22	$17,610	$22,798	$18,200
06/30/22	$16,213	$20,916	$16,753
07/31/22	$17,299	$22,845	$17,868
08/31/22	$16,653	$21,913	$17,265
09/30/22	$15,089	$19,895	$15,642
10/31/22	$15,851	$21,506	$16,424
11/30/22	$17,093	$22,708	$17,647
12/31/22	$16,412	$21,399	$17,032
01/31/23	$17,675	$22,744	$18,314
02/28/23	$17,145	$22,189	$17,797
03/31/23	$17,512	$23,004	$18,164
04/30/23	$17,675	$23,363	$18,330
05/31/23	$17,403	$23,464	$18,073
06/30/23	$18,341	$25,015	$19,039
07/31/23	$18,939	$25,818	$19,695
08/31/23	$18,341	$25,407	$19,081
09/30/23	$17,526	$24,196	$18,234
10/31/23	$16,873	$23,687	$17,530
11/30/23	$18,409	$25,850	$19,167
12/31/23	$19,505	$27,025	$20,332
01/31/24	$19,393	$27,479	$20,251
02/29/24	$20,105	$28,946	$20,965
03/31/24	$20,677	$29,878	$21,591
04/30/24	$19,882	$28,657	$20,783
05/31/24	$20,677	$30,078	$21,555
06/30/24	$20,914	$31,157	$21,850
07/31/24	$21,472	$31,537	$22,442
08/31/24	$21,919	$32,302	$22,927
09/30/24	$22,393	$32,992	$23,444
10/31/24	$21,765	$32,692	$22,819
11/30/24	$22,630	$34,611	$23,696
12/31/24	$21,842	$33,786	$22,912
01/31/25	$22,525	$34,727	$23,641
02/28/25	$22,496	$34,274	$23,550
03/31/25	$21,784	$32,343	$22,789
04/30/25	$21,943	$32,124	$23,011
05/31/25	$22,975	$34,146	$24,111
06/30/25	$23,949	$35,882	$25,137
07/31/25	$24,123	$36,687	$25,374
08/31/25	$24,806	$37,431	$26,056
09/30/25	$25,606	$38,797	$26,907
10/31/25	$26,056	$39,706	$27,395
11/30/25	$26,085	$39,803	$27,445
12/31/25	$26,293	$39,827	$27,677

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAUXFootnote Reference(1)	20.38%	7.96%	10.15%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,666,361,416
  Number of Portfolio Holdings6
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAUX

State Street Target Retirement 2050 Fund

Class I: SSDJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.21%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDJX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,511	$9,504	$9,478
02/29/16	$9,480	$9,491	$9,472
03/31/16	$10,114	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,301	$10,357	$10,288
06/30/16	$10,353	$10,384	$10,306
07/31/16	$10,759	$10,766	$10,746
08/31/16	$10,790	$10,782	$10,782
09/30/16	$10,863	$10,784	$10,829
10/31/16	$10,593	$10,587	$10,585
11/30/16	$10,728	$10,979	$10,716
12/31/16	$10,934	$11,196	$10,921
01/31/17	$11,167	$11,408	$11,175
02/28/17	$11,463	$11,861	$11,471
03/31/17	$11,558	$11,875	$11,569
04/30/17	$11,727	$11,997	$11,743
05/31/17	$11,939	$12,166	$11,948
06/30/17	$12,023	$12,242	$12,040
07/31/17	$12,288	$12,494	$12,303
08/31/17	$12,351	$12,532	$12,373
09/30/17	$12,594	$12,790	$12,613
10/31/17	$12,827	$13,089	$12,840
11/30/17	$13,091	$13,490	$13,099
12/31/17	$13,263	$13,640	$13,288
01/31/18	$13,848	$14,421	$13,867
02/28/18	$13,274	$13,890	$13,316
03/31/18	$13,155	$13,537	$13,155
04/30/18	$13,187	$13,589	$13,228
05/31/18	$13,350	$13,916	$13,377
06/30/18	$13,328	$14,002	$13,346
07/31/18	$13,643	$14,523	$13,661
08/31/18	$13,838	$14,996	$13,862
09/30/18	$13,816	$15,081	$13,833
10/31/18	$12,787	$14,050	$12,803
11/30/18	$12,992	$14,337	$13,014
12/31/18	$12,183	$13,042	$12,201
01/31/19	$13,128	$14,087	$13,144
02/28/19	$13,470	$14,540	$13,495
03/31/19	$13,641	$14,822	$13,664
04/30/19	$14,039	$15,422	$14,066
05/31/19	$13,368	$14,442	$13,377
06/30/19	$14,165	$15,460	$14,187
07/31/19	$14,199	$15,682	$14,247
08/31/19	$14,028	$15,434	$14,052
09/30/19	$14,233	$15,723	$14,261
10/31/19	$14,552	$16,063	$14,583
11/30/19	$14,916	$16,646	$14,945
12/31/19	$15,322	$17,149	$15,363
01/31/20	$15,237	$17,142	$15,304
02/29/20	$14,301	$15,731	$14,306
03/31/20	$12,489	$13,788	$12,526
04/30/20	$13,790	$15,555	$13,832
05/31/20	$14,422	$16,296	$14,441
06/30/20	$14,872	$16,620	$14,880
07/31/20	$15,614	$17,558	$15,640
08/31/20	$16,404	$18,820	$16,440
09/30/20	$15,979	$18,105	$15,999
10/31/20	$15,650	$17,623	$15,671
11/30/20	$17,523	$19,552	$17,573
12/31/20	$18,335	$20,304	$18,397
01/31/21	$18,272	$20,099	$18,343
02/28/21	$18,652	$20,653	$18,730
03/31/21	$18,968	$21,558	$19,034
04/30/21	$19,703	$22,708	$19,792
05/31/21	$19,956	$22,867	$20,060
06/30/21	$20,235	$23,401	$20,327
07/31/21	$20,323	$23,956	$20,418
08/31/21	$20,589	$24,685	$20,854
09/30/21	$19,779	$23,537	$20,077
10/31/21	$20,665	$25,186	$20,960
11/30/21	$20,108	$25,011	$20,410
12/31/21	$20,741	$26,132	$21,077
01/31/22	$19,719	$24,780	$19,961
02/28/22	$19,267	$24,038	$19,576
03/31/22	$19,440	$24,931	$19,784
04/30/22	$17,886	$22,757	$18,223
05/31/22	$17,926	$22,798	$18,200
06/30/22	$16,518	$20,916	$16,753
07/31/22	$17,621	$22,845	$17,868
08/31/22	$16,983	$21,913	$17,265
09/30/22	$15,390	$19,895	$15,642
10/31/22	$16,173	$21,506	$16,424
11/30/22	$17,435	$22,708	$17,647
12/31/22	$16,761	$21,399	$17,032
01/31/23	$18,050	$22,744	$18,314
02/28/23	$17,503	$22,189	$17,797
03/31/23	$17,882	$23,004	$18,164
04/30/23	$18,050	$23,363	$18,330
05/31/23	$17,784	$23,464	$18,073
06/30/23	$18,751	$25,015	$19,039
07/31/23	$19,381	$25,818	$19,695
08/31/23	$18,765	$25,407	$19,081
09/30/23	$17,938	$24,196	$18,234
10/31/23	$17,265	$23,687	$17,530
11/30/23	$18,849	$25,850	$19,167
12/31/23	$19,972	$27,025	$20,332
01/31/24	$19,870	$27,479	$20,251
02/29/24	$20,593	$28,946	$20,965
03/31/24	$21,185	$29,878	$21,591
04/30/24	$20,376	$28,657	$20,783
05/31/24	$21,200	$30,078	$21,555
06/30/24	$21,460	$31,157	$21,850
07/31/24	$22,024	$31,537	$22,442
08/31/24	$22,500	$32,302	$22,927
09/30/24	$22,992	$32,992	$23,444
10/31/24	$22,356	$32,692	$22,819
11/30/24	$23,238	$34,611	$23,696
12/31/24	$22,445	$33,786	$22,912
01/31/25	$23,155	$34,727	$23,641
02/28/25	$23,125	$34,274	$23,550
03/31/25	$22,399	$32,343	$22,789
04/30/25	$22,566	$32,124	$23,011
05/31/25	$23,639	$34,146	$24,111
06/30/25	$24,651	$35,882	$25,137
07/31/25	$24,833	$36,687	$25,374
08/31/25	$25,558	$37,431	$26,056
09/30/25	$26,390	$38,797	$26,907
10/31/25	$26,858	$39,706	$27,395
11/30/25	$26,903	$39,803	$27,445
12/31/25	$27,095	$39,827	$27,677

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDJX	20.72%	8.12%	10.48%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,666,361,416
  Number of Portfolio Holdings6
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDJX

State Street Target Retirement 2050 Fund

Class K: SSDLX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDLX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,521	$9,504	$9,478
02/29/16	$9,490	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,312	$10,357	$10,288
06/30/16	$10,364	$10,384	$10,306
07/31/16	$10,760	$10,766	$10,746
08/31/16	$10,791	$10,782	$10,782
09/30/16	$10,864	$10,784	$10,829
10/31/16	$10,593	$10,587	$10,585
11/30/16	$10,728	$10,979	$10,716
12/31/16	$10,935	$11,196	$10,921
01/31/17	$11,178	$11,408	$11,175
02/28/17	$11,475	$11,861	$11,471
03/31/17	$11,570	$11,875	$11,569
04/30/17	$11,739	$11,997	$11,743
05/31/17	$11,951	$12,166	$11,948
06/30/17	$12,036	$12,242	$12,040
07/31/17	$12,300	$12,494	$12,303
08/31/17	$12,375	$12,532	$12,373
09/30/17	$12,607	$12,790	$12,613
10/31/17	$12,840	$13,089	$12,840
11/30/17	$13,105	$13,490	$13,099
12/31/17	$13,277	$13,640	$13,288
01/31/18	$13,863	$14,421	$13,867
02/28/18	$13,277	$13,890	$13,316
03/31/18	$13,169	$13,537	$13,155
04/30/18	$13,201	$13,589	$13,228
05/31/18	$13,364	$13,916	$13,377
06/30/18	$13,342	$14,002	$13,346
07/31/18	$13,657	$14,523	$13,661
08/31/18	$13,852	$14,996	$13,862
09/30/18	$13,830	$15,081	$13,833
10/31/18	$12,800	$14,050	$12,803
11/30/18	$13,017	$14,337	$13,014
12/31/18	$12,198	$13,042	$12,201
01/31/19	$13,156	$14,087	$13,144
02/28/19	$13,486	$14,540	$13,495
03/31/19	$13,669	$14,822	$13,664
04/30/19	$14,068	$15,422	$14,066
05/31/19	$13,384	$14,442	$13,377
06/30/19	$14,182	$15,460	$14,187
07/31/19	$14,227	$15,682	$14,247
08/31/19	$14,056	$15,434	$14,052
09/30/19	$14,261	$15,723	$14,261
10/31/19	$14,581	$16,063	$14,583
11/30/19	$14,945	$16,646	$14,945
12/31/19	$15,347	$17,149	$15,363
01/31/20	$15,261	$17,142	$15,304
02/29/20	$14,323	$15,731	$14,306
03/31/20	$12,509	$13,788	$12,526
04/30/20	$13,812	$15,555	$13,832
05/31/20	$14,445	$16,296	$14,441
06/30/20	$14,908	$16,620	$14,880
07/31/20	$15,651	$17,558	$15,640
08/31/20	$16,431	$18,820	$16,440
09/30/20	$16,016	$18,105	$15,999
10/31/20	$15,675	$17,623	$15,671
11/30/20	$17,563	$19,552	$17,573
12/31/20	$18,380	$20,304	$18,397
01/31/21	$18,316	$20,099	$18,343
02/28/21	$18,709	$20,653	$18,730
03/31/21	$19,014	$21,558	$19,034
04/30/21	$19,762	$22,708	$19,792
05/31/21	$20,016	$22,867	$20,060
06/30/21	$20,295	$23,401	$20,327
07/31/21	$20,384	$23,956	$20,418
08/31/21	$20,815	$24,685	$20,854
09/30/21	$20,003	$23,537	$20,077
10/31/21	$20,916	$25,186	$20,960
11/30/21	$20,346	$25,011	$20,410
12/31/21	$21,021	$26,132	$21,077
01/31/22	$19,981	$24,780	$19,961
02/28/22	$19,528	$24,038	$19,576
03/31/22	$19,701	$24,931	$19,784
04/30/22	$18,128	$22,757	$18,223
05/31/22	$18,182	$22,798	$18,200
06/30/22	$16,742	$20,916	$16,753
07/31/22	$17,875	$22,845	$17,868
08/31/22	$17,222	$21,913	$17,265
09/30/22	$15,609	$19,895	$15,642
10/31/22	$16,409	$21,506	$16,424
11/30/22	$17,688	$22,708	$17,647
12/31/22	$17,007	$21,399	$17,032
01/31/23	$18,316	$22,744	$18,314
02/28/23	$17,767	$22,189	$17,797
03/31/23	$18,161	$23,004	$18,164
04/30/23	$18,330	$23,363	$18,330
05/31/23	$18,048	$23,464	$18,073
06/30/23	$19,034	$25,015	$19,039
07/31/23	$19,681	$25,818	$19,695
08/31/23	$19,062	$25,407	$19,081
09/30/23	$18,217	$24,196	$18,234
10/31/23	$17,541	$23,687	$17,530
11/30/23	$19,146	$25,850	$19,167
12/31/23	$20,299	$27,025	$20,332
01/31/24	$20,197	$27,479	$20,251
02/29/24	$20,938	$28,946	$20,965
03/31/24	$21,548	$29,878	$21,591
04/30/24	$20,720	$28,657	$20,783
05/31/24	$21,563	$30,078	$21,555
06/30/24	$21,825	$31,157	$21,850
07/31/24	$22,406	$31,537	$22,442
08/31/24	$22,885	$32,302	$22,927
09/30/24	$23,394	$32,992	$23,444
10/31/24	$22,740	$32,692	$22,819
11/30/24	$23,655	$34,611	$23,696
12/31/24	$22,848	$33,786	$22,912
01/31/25	$23,578	$34,727	$23,641
02/28/25	$23,548	$34,274	$23,550
03/31/25	$22,802	$32,343	$22,789
04/30/25	$22,985	$32,124	$23,011
05/31/25	$24,080	$34,146	$24,111
06/30/25	$25,115	$35,882	$25,137
07/31/25	$25,297	$36,687	$25,374
08/31/25	$26,027	$37,431	$26,056
09/30/25	$26,879	$38,797	$26,907
10/31/25	$27,366	$39,706	$27,395
11/30/25	$27,412	$39,803	$27,445
12/31/25	$27,630	$39,827	$27,677

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDLX	20.93%	8.49%	10.70%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2050 Composite Index	20.80%	8.51%	10.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,666,361,416
  Number of Portfolio Holdings6
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	49.8%
International Equity	37.1%
Domestic Fixed Income	12.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.1%
State Street Small/Mid Cap Equity Index Portfolio	11.5%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDLX

State Street Target Retirement 2055 Fund

Class R3: SSAWX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAWX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,516	$9,504	$9,478
02/29/16	$9,481	$9,491	$9,472
03/31/16	$10,113	$10,135	$10,108
04/30/16	$10,244	$10,174	$10,239
05/31/16	$10,292	$10,357	$10,288
06/30/16	$10,340	$10,384	$10,306
07/31/16	$10,741	$10,766	$10,746
08/31/16	$10,767	$10,782	$10,782
09/30/16	$10,825	$10,784	$10,829
10/31/16	$10,561	$10,587	$10,585
11/30/16	$10,681	$10,979	$10,716
12/31/16	$10,880	$11,196	$10,921
01/31/17	$11,128	$11,408	$11,175
02/28/17	$11,419	$11,861	$11,471
03/31/17	$11,509	$11,875	$11,569
04/30/17	$11,673	$11,997	$11,743
05/31/17	$11,868	$12,166	$11,948
06/30/17	$11,958	$12,242	$12,040
07/31/17	$12,216	$12,494	$12,303
08/31/17	$12,274	$12,532	$12,373
09/30/17	$12,511	$12,790	$12,613
10/31/17	$12,726	$13,089	$12,840
11/30/17	$12,984	$13,490	$13,099
12/31/17	$13,156	$13,640	$13,288
01/31/18	$13,731	$14,421	$13,867
02/28/18	$13,167	$13,890	$13,316
03/31/18	$13,043	$13,537	$13,155
04/30/18	$13,081	$13,589	$13,228
05/31/18	$13,236	$13,916	$13,377
06/30/18	$13,209	$14,002	$13,346
07/31/18	$13,515	$14,523	$13,661
08/31/18	$13,702	$14,996	$13,862
09/30/18	$13,664	$15,081	$13,833
10/31/18	$12,651	$14,050	$12,803
11/30/18	$12,850	$14,337	$13,014
12/31/18	$12,051	$13,042	$12,201
01/31/19	$12,982	$14,087	$13,144
02/28/19	$13,304	$14,540	$13,495
03/31/19	$13,479	$14,822	$13,664
04/30/19	$13,868	$15,422	$14,066
05/31/19	$13,186	$14,442	$13,377
06/30/19	$13,969	$15,460	$14,187
07/31/19	$13,997	$15,682	$14,247
08/31/19	$13,833	$15,434	$14,052
09/30/19	$14,030	$15,723	$14,261
10/31/19	$14,327	$16,063	$14,583
11/30/19	$14,681	$16,646	$14,945
12/31/19	$15,073	$17,149	$15,363
01/31/20	$14,983	$17,142	$15,304
02/29/20	$14,061	$15,731	$14,306
03/31/20	$12,271	$13,788	$12,526
04/30/20	$13,538	$15,555	$13,832
05/31/20	$14,150	$16,296	$14,441
06/30/20	$14,596	$16,620	$14,880
07/31/20	$15,314	$17,558	$15,640
08/31/20	$16,067	$18,820	$16,440
09/30/20	$15,657	$18,105	$15,999
10/31/20	$15,318	$17,623	$15,671
11/30/20	$17,149	$19,552	$17,573
12/31/20	$17,945	$20,304	$18,397
01/31/21	$17,876	$20,099	$18,343
02/28/21	$18,248	$20,653	$18,730
03/31/21	$18,532	$21,558	$19,034
04/30/21	$19,256	$22,708	$19,792
05/31/21	$19,492	$22,867	$20,060
06/30/21	$19,764	$23,401	$20,327
07/31/21	$19,841	$23,956	$20,418
08/31/21	$20,246	$24,685	$20,854
09/30/21	$19,447	$23,537	$20,077
10/31/21	$20,326	$25,186	$20,960
11/30/21	$19,759	$25,011	$20,410
12/31/21	$20,410	$26,132	$21,077
01/31/22	$19,397	$24,780	$19,961
02/28/22	$18,934	$24,038	$19,576
03/31/22	$19,099	$24,931	$19,784
04/30/22	$17,575	$22,757	$18,223
05/31/22	$17,613	$22,798	$18,200
06/30/22	$16,216	$20,916	$16,753
07/31/22	$17,295	$22,845	$17,868
08/31/22	$16,661	$21,913	$17,265
09/30/22	$15,086	$19,895	$15,642
10/31/22	$15,861	$21,506	$16,424
11/30/22	$17,092	$22,708	$17,647
12/31/22	$16,429	$21,399	$17,032
01/31/23	$17,691	$22,744	$18,314
02/28/23	$17,160	$22,189	$17,797
03/31/23	$17,518	$23,004	$18,164
04/30/23	$17,678	$23,363	$18,330
05/31/23	$17,412	$23,464	$18,073
06/30/23	$18,355	$25,015	$19,042
07/31/23	$18,966	$25,818	$19,703
08/31/23	$18,355	$25,407	$19,085
09/30/23	$17,532	$24,196	$18,237
10/31/23	$16,881	$23,687	$17,528
11/30/23	$18,421	$25,850	$19,171
12/31/23	$19,525	$27,025	$20,342
01/31/24	$19,416	$27,479	$20,259
02/29/24	$20,124	$28,946	$20,985
03/31/24	$20,710	$29,878	$21,616
04/30/24	$19,906	$28,657	$20,802
05/31/24	$20,710	$30,078	$21,579
06/30/24	$20,942	$31,157	$21,873
07/31/24	$21,500	$31,537	$22,472
08/31/24	$21,950	$32,302	$22,957
09/30/24	$22,440	$32,992	$23,477
10/31/24	$21,800	$32,692	$22,854
11/30/24	$22,685	$34,611	$23,753
12/31/24	$21,897	$33,786	$22,954
01/31/25	$22,591	$34,727	$23,702
02/28/25	$22,534	$34,274	$23,588
03/31/25	$21,797	$32,343	$22,806
04/30/25	$21,967	$32,124	$23,032
05/31/25	$23,030	$34,146	$24,168
06/30/25	$24,022	$35,882	$25,213
07/31/25	$24,207	$36,687	$25,460
08/31/25	$24,901	$37,431	$26,160
09/30/25	$25,723	$38,797	$27,026
10/31/25	$26,177	$39,706	$27,522
11/30/25	$26,205	$39,803	$27,568
12/31/25	$26,421	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAWXFootnote Reference(1)	20.66%	8.04%	10.20%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,069,269,991
  Number of Portfolio Holdings5
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAWX

State Street Target Retirement 2055 Fund

Class I: SSDOX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.25%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDOX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,521	$9,504	$9,478
02/29/16	$9,490	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,260	$10,174	$10,239
05/31/16	$10,313	$10,357	$10,288
06/30/16	$10,365	$10,384	$10,306
07/31/16	$10,771	$10,766	$10,746
08/31/16	$10,802	$10,782	$10,782
09/30/16	$10,865	$10,784	$10,829
10/31/16	$10,604	$10,587	$10,585
11/30/16	$10,729	$10,979	$10,716
12/31/16	$10,933	$11,196	$10,921
01/31/17	$11,187	$11,408	$11,175
02/28/17	$11,484	$11,861	$11,471
03/31/17	$11,579	$11,875	$11,569
04/30/17	$11,749	$11,997	$11,743
05/31/17	$11,950	$12,166	$11,948
06/30/17	$12,045	$12,242	$12,040
07/31/17	$12,310	$12,494	$12,303
08/31/17	$12,374	$12,532	$12,373
09/30/17	$12,617	$12,790	$12,613
10/31/17	$12,850	$13,089	$12,840
11/30/17	$13,115	$13,490	$13,099
12/31/17	$13,294	$13,640	$13,288
01/31/18	$13,880	$14,421	$13,867
02/28/18	$13,316	$13,890	$13,316
03/31/18	$13,197	$13,537	$13,155
04/30/18	$13,240	$13,589	$13,228
05/31/18	$13,403	$13,916	$13,377
06/30/18	$13,381	$14,002	$13,346
07/31/18	$13,696	$14,523	$13,661
08/31/18	$13,891	$14,996	$13,862
09/30/18	$13,870	$15,081	$13,833
10/31/18	$12,839	$14,050	$12,803
11/30/18	$13,045	$14,337	$13,014
12/31/18	$12,241	$13,042	$12,201
01/31/19	$13,190	$14,087	$13,144
02/28/19	$13,522	$14,540	$13,495
03/31/19	$13,705	$14,822	$13,664
04/30/19	$14,105	$15,422	$14,066
05/31/19	$13,419	$14,442	$13,377
06/30/19	$14,220	$15,460	$14,187
07/31/19	$14,265	$15,682	$14,247
08/31/19	$14,094	$15,434	$14,052
09/30/19	$14,300	$15,723	$14,261
10/31/19	$14,609	$16,063	$14,583
11/30/19	$14,975	$16,646	$14,945
12/31/19	$15,380	$17,149	$15,363
01/31/20	$15,295	$17,142	$15,304
02/29/20	$14,361	$15,731	$14,306
03/31/20	$12,542	$13,788	$12,526
04/30/20	$13,840	$15,555	$13,832
05/31/20	$14,470	$16,296	$14,441
06/30/20	$14,931	$16,620	$14,880
07/31/20	$15,671	$17,558	$15,640
08/31/20	$16,460	$18,820	$16,440
09/30/20	$16,035	$18,105	$15,999
10/31/20	$15,695	$17,623	$15,671
11/30/20	$17,575	$19,552	$17,573
12/31/20	$18,395	$20,304	$18,397
01/31/21	$18,332	$20,099	$18,343
02/28/21	$18,707	$20,653	$18,730
03/31/21	$19,019	$21,558	$19,034
04/30/21	$19,757	$22,708	$19,792
05/31/21	$20,007	$22,867	$20,060
06/30/21	$20,294	$23,401	$20,327
07/31/21	$20,381	$23,956	$20,418
08/31/21	$20,681	$24,685	$20,854
09/30/21	$19,869	$23,537	$20,077
10/31/21	$20,781	$25,186	$20,960
11/30/21	$20,207	$25,011	$20,410
12/31/21	$20,845	$26,132	$21,077
01/31/22	$19,828	$24,780	$19,961
02/28/22	$19,358	$24,038	$19,576
03/31/22	$19,541	$24,931	$19,784
04/30/22	$17,975	$22,757	$18,223
05/31/22	$18,027	$22,798	$18,200
06/30/22	$16,606	$20,916	$16,753
07/31/22	$17,714	$22,845	$17,868
08/31/22	$17,062	$21,913	$17,265
09/30/22	$15,471	$19,895	$15,642
10/31/22	$16,266	$21,506	$16,424
11/30/22	$17,532	$22,708	$17,647
12/31/22	$16,836	$21,399	$17,032
01/31/23	$18,138	$22,744	$18,314
02/28/23	$17,604	$22,189	$17,797
03/31/23	$17,973	$23,004	$18,164
04/30/23	$18,138	$23,363	$18,330
05/31/23	$17,864	$23,464	$18,073
06/30/23	$18,850	$25,015	$19,042
07/31/23	$19,480	$25,818	$19,703
08/31/23	$18,864	$25,407	$19,085
09/30/23	$18,028	$24,196	$18,237
10/31/23	$17,357	$23,687	$17,528
11/30/23	$18,946	$25,850	$19,171
12/31/23	$20,090	$27,025	$20,342
01/31/24	$19,977	$27,479	$20,259
02/29/24	$20,725	$28,946	$20,985
03/31/24	$21,318	$29,878	$21,616
04/30/24	$20,485	$28,657	$20,802
05/31/24	$21,332	$30,078	$21,579
06/30/24	$21,586	$31,157	$21,873
07/31/24	$22,150	$31,537	$22,472
08/31/24	$22,630	$32,302	$22,957
09/30/24	$23,123	$32,992	$23,477
10/31/24	$22,488	$32,692	$22,854
11/30/24	$23,406	$34,611	$23,753
12/31/24	$22,582	$33,786	$22,954
01/31/25	$23,303	$34,727	$23,702
02/28/25	$23,259	$34,274	$23,588
03/31/25	$22,493	$32,343	$22,806
04/30/25	$22,670	$32,124	$23,032
05/31/25	$23,790	$34,146	$24,168
06/30/25	$24,821	$35,882	$25,213
07/31/25	$25,012	$36,687	$25,460
08/31/25	$25,749	$37,431	$26,160
09/30/25	$26,588	$38,797	$27,026
10/31/25	$27,074	$39,706	$27,522
11/30/25	$27,119	$39,803	$27,568
12/31/25	$27,330	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDOX	21.03%	8.24%	10.58%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,069,269,991
  Number of Portfolio Holdings5
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDOX

State Street Target Retirement 2055 Fund

Class K: SSDQX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDQX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,520	$9,504	$9,478
02/29/16	$9,489	$9,491	$9,472
03/31/16	$10,125	$10,135	$10,108
04/30/16	$10,261	$10,174	$10,239
05/31/16	$10,313	$10,357	$10,288
06/30/16	$10,365	$10,384	$10,306
07/31/16	$10,772	$10,766	$10,746
08/31/16	$10,803	$10,782	$10,782
09/30/16	$10,865	$10,784	$10,829
10/31/16	$10,605	$10,587	$10,585
11/30/16	$10,730	$10,979	$10,716
12/31/16	$10,934	$11,196	$10,921
01/31/17	$11,188	$11,408	$11,175
02/28/17	$11,485	$11,861	$11,471
03/31/17	$11,581	$11,875	$11,569
04/30/17	$11,750	$11,997	$11,743
05/31/17	$11,952	$12,166	$11,948
06/30/17	$12,047	$12,242	$12,040
07/31/17	$12,312	$12,494	$12,303
08/31/17	$12,376	$12,532	$12,373
09/30/17	$12,620	$12,790	$12,613
10/31/17	$12,843	$13,089	$12,840
11/30/17	$13,108	$13,490	$13,099
12/31/17	$13,287	$13,640	$13,288
01/31/18	$13,874	$14,421	$13,867
02/28/18	$13,309	$13,890	$13,316
03/31/18	$13,190	$13,537	$13,155
04/30/18	$13,233	$13,589	$13,228
05/31/18	$13,396	$13,916	$13,377
06/30/18	$13,374	$14,002	$13,346
07/31/18	$13,689	$14,523	$13,661
08/31/18	$13,885	$14,996	$13,862
09/30/18	$13,852	$15,081	$13,833
10/31/18	$12,831	$14,050	$12,803
11/30/18	$13,037	$14,337	$13,014
12/31/18	$12,232	$13,042	$12,201
01/31/19	$13,183	$14,087	$13,144
02/28/19	$13,515	$14,540	$13,495
03/31/19	$13,698	$14,822	$13,664
04/30/19	$14,099	$15,422	$14,066
05/31/19	$13,412	$14,442	$13,377
06/30/19	$14,214	$15,460	$14,187
07/31/19	$14,248	$15,682	$14,247
08/31/19	$14,088	$15,434	$14,052
09/30/19	$14,294	$15,723	$14,261
10/31/19	$14,603	$16,063	$14,583
11/30/19	$14,970	$16,646	$14,945
12/31/19	$15,376	$17,149	$15,363
01/31/20	$15,291	$17,142	$15,304
02/29/20	$14,356	$15,731	$14,306
03/31/20	$12,534	$13,788	$12,526
04/30/20	$13,833	$15,555	$13,832
05/31/20	$14,465	$16,296	$14,441
06/30/20	$14,926	$16,620	$14,880
07/31/20	$15,667	$17,558	$15,640
08/31/20	$16,445	$18,820	$16,440
09/30/20	$16,032	$18,105	$15,999
10/31/20	$15,692	$17,623	$15,671
11/30/20	$17,574	$19,552	$17,573
12/31/20	$18,397	$20,304	$18,397
01/31/21	$18,335	$20,099	$18,343
02/28/21	$18,723	$20,653	$18,730
03/31/21	$19,023	$21,558	$19,034
04/30/21	$19,774	$22,708	$19,792
05/31/21	$20,024	$22,867	$20,060
06/30/21	$20,312	$23,401	$20,327
07/31/21	$20,400	$23,956	$20,418
08/31/21	$20,825	$24,685	$20,854
09/30/21	$20,012	$23,537	$20,077
10/31/21	$20,926	$25,186	$20,960
11/30/21	$20,350	$25,011	$20,410
12/31/21	$21,029	$26,132	$21,077
01/31/22	$19,995	$24,780	$19,961
02/28/22	$19,537	$24,038	$19,576
03/31/22	$19,720	$24,931	$19,784
04/30/22	$18,149	$22,757	$18,223
05/31/22	$18,188	$22,798	$18,200
06/30/22	$16,748	$20,916	$16,753
07/31/22	$17,887	$22,845	$17,868
08/31/22	$17,232	$21,913	$17,265
09/30/22	$15,608	$19,895	$15,642
10/31/22	$16,420	$21,506	$16,424
11/30/22	$17,703	$22,708	$17,647
12/31/22	$17,014	$21,399	$17,032
01/31/23	$18,322	$22,744	$18,314
02/28/23	$17,785	$22,189	$17,797
03/31/23	$18,171	$23,004	$18,164
04/30/23	$18,336	$23,363	$18,330
05/31/23	$18,074	$23,464	$18,073
06/30/23	$19,052	$25,015	$19,042
07/31/23	$19,698	$25,818	$19,703
08/31/23	$19,079	$25,407	$19,085
09/30/23	$18,239	$24,196	$18,237
10/31/23	$17,551	$23,687	$17,528
11/30/23	$19,175	$25,850	$19,171
12/31/23	$20,323	$27,025	$20,342
01/31/24	$20,210	$27,479	$20,259
02/29/24	$20,976	$28,946	$20,985
03/31/24	$21,586	$29,878	$21,616
04/30/24	$20,749	$28,657	$20,802
05/31/24	$21,601	$30,078	$21,579
06/30/24	$21,856	$31,157	$21,873
07/31/24	$22,452	$31,537	$22,472
08/31/24	$22,935	$32,302	$22,957
09/30/24	$23,446	$32,992	$23,477
10/31/24	$22,793	$32,692	$22,854
11/30/24	$23,729	$34,611	$23,753
12/31/24	$22,895	$33,786	$22,954
01/31/25	$23,637	$34,727	$23,702
02/28/25	$23,593	$34,274	$23,588
03/31/25	$22,836	$32,343	$22,806
04/30/25	$23,014	$32,124	$23,032
05/31/25	$24,142	$34,146	$24,168
06/30/25	$25,195	$35,882	$25,213
07/31/25	$25,388	$36,687	$25,460
08/31/25	$26,145	$37,431	$26,160
09/30/25	$27,006	$38,797	$27,026
10/31/25	$27,495	$39,706	$27,522
11/30/25	$27,540	$39,803	$27,568
12/31/25	$27,771	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDQX	21.30%	8.58%	10.75%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2055 Composite Index	21.15%	8.61%	10.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$2,069,269,991
  Number of Portfolio Holdings5
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.4%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDQX

State Street Target Retirement 2060 Fund

Class R3: SSAYX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSAYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,480	$9,504	$9,478
02/29/16	$9,445	$9,491	$9,472
03/31/16	$10,093	$10,135	$10,108
04/30/16	$10,225	$10,174	$10,239
05/31/16	$10,263	$10,357	$10,288
06/30/16	$10,322	$10,384	$10,306
07/31/16	$10,696	$10,766	$10,746
08/31/16	$10,722	$10,782	$10,782
09/30/16	$10,792	$10,784	$10,829
10/31/16	$10,525	$10,587	$10,585
11/30/16	$10,646	$10,979	$10,716
12/31/16	$10,844	$11,196	$10,921
01/31/17	$11,097	$11,408	$11,175
02/28/17	$11,383	$11,861	$11,471
03/31/17	$11,475	$11,875	$11,569
04/30/17	$11,642	$11,997	$11,743
05/31/17	$11,831	$12,166	$11,948
06/30/17	$11,922	$12,242	$12,040
07/31/17	$12,175	$12,494	$12,303
08/31/17	$12,234	$12,532	$12,373
09/30/17	$12,476	$12,790	$12,613
10/31/17	$12,695	$13,089	$12,840
11/30/17	$12,947	$13,490	$13,099
12/31/17	$13,118	$13,640	$13,288
01/31/18	$13,685	$14,421	$13,867
02/28/18	$13,107	$13,890	$13,316
03/31/18	$12,981	$13,537	$13,155
04/30/18	$13,019	$13,589	$13,228
05/31/18	$13,178	$13,916	$13,377
06/30/18	$13,140	$14,002	$13,346
07/31/18	$13,442	$14,523	$13,661
08/31/18	$13,634	$14,996	$13,862
09/30/18	$13,606	$15,081	$13,833
10/31/18	$12,591	$14,050	$12,803
11/30/18	$12,795	$14,337	$13,014
12/31/18	$11,991	$13,042	$12,201
01/31/19	$12,919	$14,087	$13,144
02/28/19	$13,240	$14,540	$13,495
03/31/19	$13,410	$14,822	$13,664
04/30/19	$13,812	$15,422	$14,066
05/31/19	$13,142	$14,442	$13,377
06/30/19	$13,917	$15,460	$14,187
07/31/19	$13,946	$15,682	$14,247
08/31/19	$13,777	$15,434	$14,052
09/30/19	$13,969	$15,723	$14,261
10/31/19	$14,277	$16,063	$14,583
11/30/19	$14,631	$16,646	$14,945
12/31/19	$15,018	$17,149	$15,363
01/31/20	$14,928	$17,142	$15,304
02/29/20	$14,011	$15,731	$14,306
03/31/20	$12,234	$13,788	$12,526
04/30/20	$13,485	$15,555	$13,832
05/31/20	$14,102	$16,296	$14,441
06/30/20	$14,538	$16,620	$14,880
07/31/20	$15,261	$17,558	$15,640
08/31/20	$16,019	$18,820	$16,440
09/30/20	$15,595	$18,105	$15,999
10/31/20	$15,266	$17,623	$15,671
11/30/20	$17,085	$19,552	$17,573
12/31/20	$17,876	$20,304	$18,397
01/31/21	$17,808	$20,099	$18,343
02/28/21	$18,178	$20,653	$18,730
03/31/21	$18,474	$21,558	$19,034
04/30/21	$19,195	$22,708	$19,792
05/31/21	$19,430	$22,867	$20,060
06/30/21	$19,689	$23,401	$20,327
07/31/21	$19,766	$23,956	$20,418
08/31/21	$20,182	$24,685	$20,854
09/30/21	$19,385	$23,537	$20,077
10/31/21	$20,262	$25,186	$20,960
11/30/21	$19,696	$25,011	$20,410
12/31/21	$20,338	$26,132	$21,077
01/31/22	$19,332	$24,780	$19,961
02/28/22	$18,862	$24,038	$19,576
03/31/22	$19,039	$24,931	$19,784
04/30/22	$17,512	$22,757	$18,223
05/31/22	$17,550	$22,798	$18,200
06/30/22	$16,150	$20,916	$16,753
07/31/22	$17,235	$22,845	$17,868
08/31/22	$16,604	$21,913	$17,265
09/30/22	$15,040	$19,895	$15,642
10/31/22	$15,809	$21,506	$16,424
11/30/22	$17,033	$22,708	$17,647
12/31/22	$16,364	$21,399	$17,032
01/31/23	$17,622	$22,744	$18,314
02/28/23	$17,085	$22,189	$17,797
03/31/23	$17,452	$23,004	$18,164
04/30/23	$17,609	$23,363	$18,330
05/31/23	$17,347	$23,464	$18,073
06/30/23	$18,277	$25,015	$19,042
07/31/23	$18,893	$25,818	$19,703
08/31/23	$18,290	$25,407	$19,085
09/30/23	$17,465	$24,196	$18,237
10/31/23	$16,810	$23,687	$17,528
11/30/23	$18,356	$25,850	$19,171
12/31/23	$19,450	$27,025	$20,342
01/31/24	$19,343	$27,479	$20,259
02/29/24	$20,054	$28,946	$20,985
03/31/24	$20,630	$29,878	$21,616
04/30/24	$19,826	$28,657	$20,802
05/31/24	$20,630	$30,078	$21,579
06/30/24	$20,871	$31,157	$21,873
07/31/24	$21,421	$31,537	$22,471
08/31/24	$21,877	$32,302	$22,957
09/30/24	$22,346	$32,992	$23,477
10/31/24	$21,729	$32,692	$22,854
11/30/24	$22,601	$34,611	$23,753
12/31/24	$21,817	$33,786	$22,954
01/31/25	$22,512	$34,727	$23,702
02/28/25	$22,456	$34,274	$23,588
03/31/25	$21,720	$32,343	$22,806
04/30/25	$21,886	$32,124	$23,032
05/31/25	$22,956	$34,146	$24,168
06/30/25	$23,943	$35,882	$25,213
07/31/25	$24,124	$36,687	$25,460
08/31/25	$24,818	$37,431	$26,160
09/30/25	$25,624	$38,797	$27,026
10/31/25	$26,083	$39,706	$27,522
11/30/25	$26,111	$39,803	$27,568
12/31/25	$26,316	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSAYXFootnote Reference(1)	20.62%	8.04%	10.16%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 11, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,505,762,529
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAYX

State Street Target Retirement 2060 Fund

Class I: SSDWX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDWX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,495	$9,504	$9,478
02/29/16	$9,463	$9,491	$9,472
03/31/16	$10,105	$10,135	$10,108
04/30/16	$10,242	$10,174	$10,239
05/31/16	$10,295	$10,357	$10,288
06/30/16	$10,347	$10,384	$10,306
07/31/16	$10,737	$10,766	$10,746
08/31/16	$10,758	$10,782	$10,782
09/30/16	$10,832	$10,784	$10,829
10/31/16	$10,568	$10,587	$10,585
11/30/16	$10,705	$10,979	$10,716
12/31/16	$10,909	$11,196	$10,921
01/31/17	$11,157	$11,408	$11,175
02/28/17	$11,449	$11,861	$11,471
03/31/17	$11,546	$11,875	$11,569
04/30/17	$11,719	$11,997	$11,743
05/31/17	$11,925	$12,166	$11,948
06/30/17	$12,011	$12,242	$12,040
07/31/17	$12,282	$12,494	$12,303
08/31/17	$12,346	$12,532	$12,373
09/30/17	$12,584	$12,790	$12,613
10/31/17	$12,811	$13,089	$12,840
11/30/17	$13,082	$13,490	$13,099
12/31/17	$13,248	$13,640	$13,288
01/31/18	$13,827	$14,421	$13,867
02/28/18	$13,248	$13,890	$13,316
03/31/18	$13,137	$13,537	$13,155
04/30/18	$13,170	$13,589	$13,228
05/31/18	$13,337	$13,916	$13,377
06/30/18	$13,304	$14,002	$13,346
07/31/18	$13,626	$14,523	$13,661
08/31/18	$13,816	$14,996	$13,862
09/30/18	$13,793	$15,081	$13,833
10/31/18	$12,781	$14,050	$12,803
11/30/18	$12,981	$14,337	$13,014
12/31/18	$12,171	$13,042	$12,201
01/31/19	$13,118	$14,087	$13,144
02/28/19	$13,450	$14,540	$13,495
03/31/19	$13,639	$14,822	$13,664
04/30/19	$14,042	$15,422	$14,066
05/31/19	$13,367	$14,442	$13,377
06/30/19	$14,160	$15,460	$14,187
07/31/19	$14,208	$15,682	$14,247
08/31/19	$14,030	$15,434	$14,052
09/30/19	$14,243	$15,723	$14,261
10/31/19	$14,563	$16,063	$14,583
11/30/19	$14,918	$16,646	$14,945
12/31/19	$15,319	$17,149	$15,363
01/31/20	$15,234	$17,142	$15,304
02/29/20	$14,304	$15,731	$14,306
03/31/20	$12,495	$13,788	$12,526
04/30/20	$13,791	$15,555	$13,832
05/31/20	$14,414	$16,296	$14,441
06/30/20	$14,867	$16,620	$14,880
07/31/20	$15,613	$17,558	$15,640
08/31/20	$16,395	$18,820	$16,440
09/30/20	$15,967	$18,105	$15,999
10/31/20	$15,637	$17,623	$15,671
11/30/20	$17,508	$19,552	$17,573
12/31/20	$18,323	$20,304	$18,397
01/31/21	$18,261	$20,099	$18,343
02/28/21	$18,635	$20,653	$18,730
03/31/21	$18,947	$21,558	$19,034
04/30/21	$19,683	$22,708	$19,792
05/31/21	$19,945	$22,867	$20,060
06/30/21	$20,219	$23,401	$20,327
07/31/21	$20,307	$23,956	$20,418
08/31/21	$20,668	$24,685	$20,854
09/30/21	$19,858	$23,537	$20,077
10/31/21	$20,768	$25,186	$20,960
11/30/21	$20,194	$25,011	$20,410
12/31/21	$20,842	$26,132	$21,077
01/31/22	$19,817	$24,780	$19,961
02/28/22	$19,363	$24,038	$19,576
03/31/22	$19,545	$24,931	$19,784
04/30/22	$17,974	$22,757	$18,223
05/31/22	$18,026	$22,798	$18,200
06/30/22	$16,599	$20,916	$16,753
07/31/22	$17,715	$22,845	$17,868
08/31/22	$17,066	$21,913	$17,265
09/30/22	$15,470	$19,895	$15,642
10/31/22	$16,261	$21,506	$16,424
11/30/22	$17,533	$22,708	$17,647
12/31/22	$16,849	$21,399	$17,032
01/31/23	$18,148	$22,744	$18,314
02/28/23	$17,607	$22,189	$17,797
03/31/23	$17,986	$23,004	$18,164
04/30/23	$18,148	$23,363	$18,330
05/31/23	$17,877	$23,464	$18,073
06/30/23	$18,852	$25,015	$19,042
07/31/23	$19,488	$25,818	$19,703
08/31/23	$18,879	$25,407	$19,085
09/30/23	$18,040	$24,196	$18,237
10/31/23	$17,363	$23,687	$17,528
11/30/23	$18,960	$25,850	$19,171
12/31/23	$20,087	$27,025	$20,342
01/31/24	$19,990	$27,479	$20,259
02/29/24	$20,726	$28,946	$20,985
03/31/24	$21,338	$29,878	$21,616
04/30/24	$20,504	$28,657	$20,802
05/31/24	$21,352	$30,078	$21,579
06/30/24	$21,588	$31,157	$21,873
07/31/24	$22,186	$31,537	$22,471
08/31/24	$22,645	$32,302	$22,957
09/30/24	$23,159	$32,992	$23,477
10/31/24	$22,506	$32,692	$22,854
11/30/24	$23,423	$34,611	$23,753
12/31/24	$22,611	$33,786	$22,954
01/31/25	$23,349	$34,727	$23,702
02/28/25	$23,291	$34,274	$23,588
03/31/25	$22,539	$32,343	$22,806
04/30/25	$22,727	$32,124	$23,032
05/31/25	$23,841	$34,146	$24,168
06/30/25	$24,868	$35,882	$25,213
07/31/25	$25,056	$36,687	$25,460
08/31/25	$25,794	$37,431	$26,160
09/30/25	$26,648	$38,797	$27,026
10/31/25	$27,140	$39,706	$27,522
11/30/25	$27,183	$39,803	$27,568
12/31/25	$27,397	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDWX	21.17%	8.38%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,505,762,529
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDWX

State Street Target Retirement 2060 Fund

Class K: SSDYX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSDYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,484	$9,504	$9,478
02/29/16	$9,453	$9,491	$9,472
03/31/16	$10,105	$10,135	$10,108
04/30/16	$10,242	$10,174	$10,239
05/31/16	$10,284	$10,357	$10,288
06/30/16	$10,347	$10,384	$10,306
07/31/16	$10,726	$10,766	$10,746
08/31/16	$10,758	$10,782	$10,782
09/30/16	$10,832	$10,784	$10,829
10/31/16	$10,568	$10,587	$10,585
11/30/16	$10,695	$10,979	$10,716
12/31/16	$10,898	$11,196	$10,921
01/31/17	$11,157	$11,408	$11,175
02/28/17	$11,449	$11,861	$11,471
03/31/17	$11,546	$11,875	$11,569
04/30/17	$11,719	$11,997	$11,743
05/31/17	$11,914	$12,166	$11,948
06/30/17	$12,011	$12,242	$12,040
07/31/17	$12,271	$12,494	$12,303
08/31/17	$12,336	$12,532	$12,373
09/30/17	$12,584	$12,790	$12,613
10/31/17	$12,811	$13,089	$12,840
11/30/17	$13,071	$13,490	$13,099
12/31/17	$13,249	$13,640	$13,288
01/31/18	$13,827	$14,421	$13,867
02/28/18	$13,249	$13,890	$13,316
03/31/18	$13,126	$13,537	$13,155
04/30/18	$13,171	$13,589	$13,228
05/31/18	$13,338	$13,916	$13,377
06/30/18	$13,304	$14,002	$13,346
07/31/18	$13,616	$14,523	$13,661
08/31/18	$13,816	$14,996	$13,862
09/30/18	$13,794	$15,081	$13,833
10/31/18	$12,770	$14,050	$12,803
11/30/18	$12,982	$14,337	$13,014
12/31/18	$12,172	$13,042	$12,201
01/31/19	$13,119	$14,087	$13,144
02/28/19	$13,450	$14,540	$13,495
03/31/19	$13,628	$14,822	$13,664
04/30/19	$14,042	$15,422	$14,066
05/31/19	$13,367	$14,442	$13,377
06/30/19	$14,161	$15,460	$14,187
07/31/19	$14,196	$15,682	$14,247
08/31/19	$14,030	$15,434	$14,052
09/30/19	$14,232	$15,723	$14,261
10/31/19	$14,551	$16,063	$14,583
11/30/19	$14,918	$16,646	$14,945
12/31/19	$15,320	$17,149	$15,363
01/31/20	$15,234	$17,142	$15,304
02/29/20	$14,305	$15,731	$14,306
03/31/20	$12,496	$13,788	$12,526
04/30/20	$13,779	$15,555	$13,832
05/31/20	$14,415	$16,296	$14,441
06/30/20	$14,868	$16,620	$14,880
07/31/20	$15,613	$17,558	$15,640
08/31/20	$16,396	$18,820	$16,440
09/30/20	$15,968	$18,105	$15,999
10/31/20	$15,638	$17,623	$15,671
11/30/20	$17,508	$19,552	$17,573
12/31/20	$18,327	$20,304	$18,397
01/31/21	$18,265	$20,099	$18,343
02/28/21	$18,651	$20,653	$18,730
03/31/21	$18,963	$21,558	$19,034
04/30/21	$19,712	$22,708	$19,792
05/31/21	$19,961	$22,867	$20,060
06/30/21	$20,236	$23,401	$20,327
07/31/21	$20,323	$23,956	$20,418
08/31/21	$20,760	$24,685	$20,854
09/30/21	$19,949	$23,537	$20,077
10/31/21	$20,859	$25,186	$20,960
11/30/21	$20,286	$25,011	$20,410
12/31/21	$20,955	$26,132	$21,077
01/31/22	$19,928	$24,780	$19,961
02/28/22	$19,459	$24,038	$19,576
03/31/22	$19,642	$24,931	$19,784
04/30/22	$18,081	$22,757	$18,223
05/31/22	$18,120	$22,798	$18,200
06/30/22	$16,702	$20,916	$16,753
07/31/22	$17,820	$22,845	$17,868
08/31/22	$17,170	$21,913	$17,265
09/30/22	$15,557	$19,895	$15,642
10/31/22	$16,364	$21,506	$16,424
11/30/22	$17,638	$22,708	$17,647
12/31/22	$16,957	$21,399	$17,032
01/31/23	$18,260	$22,744	$18,314
02/28/23	$17,717	$22,189	$17,797
03/31/23	$18,111	$23,004	$18,164
04/30/23	$18,274	$23,363	$18,330
05/31/23	$18,002	$23,464	$18,073
06/30/23	$18,994	$25,015	$19,042
07/31/23	$19,632	$25,818	$19,703
08/31/23	$19,007	$25,407	$19,085
09/30/23	$18,165	$24,196	$18,237
10/31/23	$17,487	$23,687	$17,528
11/30/23	$19,102	$25,850	$19,171
12/31/23	$20,256	$27,025	$20,342
01/31/24	$20,144	$27,479	$20,259
02/29/24	$20,898	$28,946	$20,985
03/31/24	$21,512	$29,878	$21,616
04/30/24	$20,674	$28,657	$20,802
05/31/24	$21,526	$30,078	$21,579
06/30/24	$21,777	$31,157	$21,873
07/31/24	$22,378	$31,537	$22,471
08/31/24	$22,852	$32,302	$22,957
09/30/24	$23,355	$32,992	$23,477
10/31/24	$22,713	$32,692	$22,854
11/30/24	$23,648	$34,611	$23,753
12/31/24	$22,821	$33,786	$22,954
01/31/25	$23,563	$34,727	$23,702
02/28/25	$23,519	$34,274	$23,588
03/31/25	$22,763	$32,343	$22,806
04/30/25	$22,937	$32,124	$23,032
05/31/25	$24,072	$34,146	$24,168
06/30/25	$25,119	$35,882	$25,213
07/31/25	$25,308	$36,687	$25,460
08/31/25	$26,065	$37,431	$26,160
09/30/25	$26,923	$38,797	$27,026
10/31/25	$27,403	$39,706	$27,522
11/30/25	$27,446	$39,803	$27,568
12/31/25	$27,684	$39,827	$27,810

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSDYX	21.31%	8.60%	10.72%
S&P 500 Index	17.88%	14.42%	14.82%
State Street Target Retirement 2060 Composite Index	21.15%	8.61%	10.77%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,505,762,529
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSDYX

State Street Target Retirement 2065 Fund

Class R3: SSFPX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$62	0.56%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFPX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,937	$11,102	$11,171
05/31/20	$11,393	$11,631	$11,664
06/30/20	$11,729	$11,863	$12,018
07/31/20	$12,274	$12,531	$12,632
08/31/20	$12,879	$13,432	$13,278
09/30/20	$12,524	$12,922	$12,922
10/31/20	$12,259	$12,578	$12,657
11/30/20	$13,682	$13,955	$14,193
12/31/20	$14,309	$14,492	$14,859
01/31/21	$14,261	$14,345	$14,815
02/28/21	$14,558	$14,741	$15,128
03/31/21	$14,782	$15,386	$15,374
04/30/21	$15,339	$16,208	$15,986
05/31/21	$15,573	$16,321	$16,202
06/30/21	$15,775	$16,702	$16,418
07/31/21	$15,831	$17,099	$16,491
08/31/21	$16,168	$17,618	$16,843
09/30/21	$15,526	$16,799	$16,215
10/31/21	$16,238	$17,976	$16,929
11/30/21	$15,773	$17,851	$16,485
12/31/21	$16,287	$18,651	$17,024
01/31/22	$15,478	$17,686	$16,122
02/28/22	$15,119	$17,157	$15,811
03/31/22	$15,279	$17,794	$15,979
04/30/22	$14,061	$16,242	$14,718
05/31/22	$14,083	$16,272	$14,700
06/30/22	$12,961	$14,929	$13,531
07/31/22	$13,837	$16,305	$14,432
08/31/22	$13,324	$15,640	$13,944
09/30/22	$12,074	$14,200	$12,634
10/31/22	$12,683	$15,349	$13,265
11/30/22	$13,677	$16,207	$14,253
12/31/22	$13,139	$15,273	$13,756
01/31/23	$14,135	$16,233	$14,792
02/28/23	$13,708	$15,837	$14,374
03/31/23	$14,004	$16,419	$14,671
04/30/23	$14,124	$16,675	$14,805
05/31/23	$13,916	$16,747	$14,597
06/30/23	$14,672	$17,854	$15,380
07/31/23	$15,153	$18,427	$15,913
08/31/23	$14,672	$18,134	$15,414
09/30/23	$14,015	$17,269	$14,729
10/31/23	$13,489	$16,906	$14,157
11/30/23	$14,715	$18,450	$15,484
12/31/23	$15,595	$19,289	$16,430
01/31/24	$15,517	$19,613	$16,363
02/29/24	$16,085	$20,660	$16,949
03/31/24	$16,553	$21,325	$17,458
04/30/24	$15,907	$20,454	$16,801
05/31/24	$16,553	$21,468	$17,429
06/30/24	$16,732	$22,238	$17,666
07/31/24	$17,189	$22,509	$18,150
08/31/24	$17,545	$23,055	$18,542
09/30/24	$17,924	$23,547	$18,962
10/31/24	$17,423	$23,334	$18,459
11/30/24	$18,125	$24,703	$19,184
12/31/24	$17,490	$24,114	$18,539
01/31/25	$18,049	$24,786	$19,144
02/28/25	$18,003	$24,463	$19,052
03/31/25	$17,410	$23,084	$18,420
04/30/25	$17,547	$22,928	$18,603
05/31/25	$18,391	$24,371	$19,520
06/30/25	$19,177	$25,610	$20,364
07/31/25	$19,326	$26,185	$20,563
08/31/25	$19,884	$26,716	$21,129
09/30/25	$20,534	$27,691	$21,828
10/31/25	$20,899	$28,339	$22,229
11/30/25	$20,922	$28,409	$22,266
12/31/25	$21,093	$28,426	$22,461

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 03/30/20
SSFPXFootnote Reference(1)	20.60%	8.07%	13.84%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on March 2, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$517,313,159
  Number of Portfolio Holdings5
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFPX

State Street Target Retirement 2065 Fund

Class I: SSFJX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.20%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFJX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,733	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,285	$12,578	$12,657
11/30/20	$13,707	$13,955	$14,193
12/31/20	$14,344	$14,492	$14,859
01/31/21	$14,302	$14,345	$14,815
02/28/21	$14,596	$14,741	$15,128
03/31/21	$14,837	$15,386	$15,374
04/30/21	$15,392	$16,208	$15,986
05/31/21	$15,622	$16,321	$16,202
06/30/21	$15,832	$16,702	$16,418
07/31/21	$15,895	$17,099	$16,491
08/31/21	$16,241	$17,618	$16,843
09/30/21	$15,601	$16,799	$16,215
10/31/21	$16,314	$17,976	$16,929
11/30/21	$15,853	$17,851	$16,485
12/31/21	$16,366	$18,651	$17,024
01/31/22	$15,570	$17,686	$16,122
02/28/22	$15,204	$17,157	$15,811
03/31/22	$15,344	$17,794	$15,979
04/30/22	$14,118	$16,242	$14,718
05/31/22	$14,151	$16,272	$14,700
06/30/22	$13,032	$14,929	$13,531
07/31/22	$13,903	$16,305	$14,432
08/31/22	$13,398	$15,640	$13,944
09/30/22	$12,140	$14,200	$12,634
10/31/22	$12,764	$15,349	$13,265
11/30/22	$13,753	$16,207	$14,253
12/31/22	$13,219	$15,273	$13,756
01/31/23	$14,236	$16,233	$14,792
02/28/23	$13,816	$15,837	$14,374
03/31/23	$14,114	$16,419	$14,671
04/30/23	$14,247	$16,675	$14,805
05/31/23	$14,026	$16,747	$14,597
06/30/23	$14,789	$17,854	$15,380
07/31/23	$15,286	$18,427	$15,913
08/31/23	$14,800	$18,134	$15,414
09/30/23	$14,148	$17,269	$14,729
10/31/23	$13,617	$16,906	$14,157
11/30/23	$14,866	$18,450	$15,484
12/31/23	$15,757	$19,289	$16,430
01/31/24	$15,678	$19,613	$16,363
02/29/24	$16,253	$20,660	$16,949
03/31/24	$16,727	$21,325	$17,458
04/30/24	$16,073	$20,454	$16,801
05/31/24	$16,739	$21,468	$17,429
06/30/24	$16,930	$22,238	$17,666
07/31/24	$17,393	$22,509	$18,150
08/31/24	$17,766	$23,055	$18,542
09/30/24	$18,161	$23,547	$18,962
10/31/24	$17,664	$23,334	$18,459
11/30/24	$18,375	$24,703	$19,184
12/31/24	$17,753	$24,114	$18,539
01/31/25	$18,321	$24,786	$19,144
02/28/25	$18,286	$24,463	$19,052
03/31/25	$17,684	$23,084	$18,420
04/30/25	$17,823	$22,928	$18,603
05/31/25	$18,692	$24,371	$19,520
06/30/25	$19,503	$25,610	$20,364
07/31/25	$19,654	$26,185	$20,563
08/31/25	$20,233	$26,716	$21,129
09/30/25	$20,905	$27,691	$21,828
10/31/25	$21,276	$28,339	$22,229
11/30/25	$21,311	$28,409	$22,266
12/31/25	$21,478	$28,426	$22,461

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 03/30/20
SSFJX	20.98%	8.41%	14.20%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$517,313,159
  Number of Portfolio Holdings5
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFJX

State Street Target Retirement 2065 Fund

Class K: SSFKX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period were its positions in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFKX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/30/20	$10,000	$10,000	$10,000
03/31/20	$9,900	$9,841	$10,117
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,743	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,295	$12,578	$12,657
11/30/20	$13,727	$13,955	$14,193
12/31/20	$14,363	$14,492	$14,859
01/31/21	$14,321	$14,345	$14,815
02/28/21	$14,625	$14,741	$15,128
03/31/21	$14,856	$15,386	$15,374
04/30/21	$15,422	$16,208	$15,986
05/31/21	$15,664	$16,321	$16,202
06/30/21	$15,873	$16,702	$16,418
07/31/21	$15,936	$17,099	$16,491
08/31/21	$16,283	$17,618	$16,843
09/30/21	$15,643	$16,799	$16,215
10/31/21	$16,366	$17,976	$16,929
11/30/21	$15,905	$17,851	$16,485
12/31/21	$16,430	$18,651	$17,024
01/31/22	$15,621	$17,686	$16,122
02/28/22	$15,265	$17,157	$15,811
03/31/22	$15,405	$17,794	$15,979
04/30/22	$14,175	$16,242	$14,718
05/31/22	$14,207	$16,272	$14,700
06/30/22	$13,086	$14,929	$13,531
07/31/22	$13,970	$16,305	$14,432
08/31/22	$13,463	$15,640	$13,944
09/30/22	$12,201	$14,200	$12,634
10/31/22	$12,827	$15,349	$13,265
11/30/22	$13,830	$16,207	$14,253
12/31/22	$13,289	$15,273	$13,756
01/31/23	$14,322	$16,233	$14,792
02/28/23	$13,889	$15,837	$14,374
03/31/23	$14,200	$16,419	$14,671
04/30/23	$14,334	$16,675	$14,805
05/31/23	$14,111	$16,747	$14,597
06/30/23	$14,889	$17,854	$15,380
07/31/23	$15,389	$18,427	$15,913
08/31/23	$14,900	$18,134	$15,414
09/30/23	$14,245	$17,269	$14,729
10/31/23	$13,711	$16,906	$14,157
11/30/23	$14,978	$18,450	$15,484
12/31/23	$15,871	$19,289	$16,430
01/31/24	$15,792	$19,613	$16,363
02/29/24	$16,383	$20,660	$16,949
03/31/24	$16,861	$21,325	$17,458
04/30/24	$16,213	$20,454	$16,801
05/31/24	$16,872	$21,468	$17,429
06/30/24	$17,077	$22,238	$17,666
07/31/24	$17,543	$22,509	$18,150
08/31/24	$17,907	$23,055	$18,542
09/30/24	$18,304	$23,547	$18,962
10/31/24	$17,804	$23,334	$18,459
11/30/24	$18,532	$24,703	$19,184
12/31/24	$17,895	$24,114	$18,539
01/31/25	$18,468	$24,786	$19,144
02/28/25	$18,433	$24,463	$19,052
03/31/25	$17,825	$23,084	$18,420
04/30/25	$17,965	$22,928	$18,603
05/31/25	$18,853	$24,371	$19,520
06/30/25	$19,660	$25,610	$20,364
07/31/25	$19,824	$26,185	$20,563
08/31/25	$20,408	$26,716	$21,129
09/30/25	$21,086	$27,691	$21,828
10/31/25	$21,460	$28,339	$22,229
11/30/25	$21,495	$28,409	$22,266
12/31/25	$21,674	$28,426	$22,461

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 03/30/20
SSFKX	21.12%	8.58%	14.38%
S&P 500 Index	17.88%	14.42%	19.90%
State Street Target Retirement 2065 Composite Index	21.15%	8.61%	15.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$517,313,159
  Number of Portfolio Holdings5
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.6%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFKX

State Street Target Retirement 2070 Fund

Class I: SSGQX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGQX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,260	$9,508	$10,034
05/31/25	$10,770	$10,106	$10,529
06/30/25	$11,230	$10,621	$10,984
07/31/25	$11,320	$10,859	$11,092
08/31/25	$11,650	$11,079	$11,397
09/30/25	$12,030	$11,483	$11,774
10/31/25	$12,250	$11,752	$11,990
11/30/25	$12,270	$11,781	$12,010
12/31/25	$12,378	$11,789	$12,115

Average Annual Total Returns (%)

Name	1 Year	Since Inception 12/31/24
SSGQX	23.78%	23.71%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327  or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$57,775,705
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGQX

State Street Target Retirement 2070 Fund

Class K: SSGNX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.06%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGNX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,270	$9,508	$10,034
05/31/25	$10,770	$10,106	$10,529
06/30/25	$11,230	$10,621	$10,984
07/31/25	$11,320	$10,859	$11,092
08/31/25	$11,650	$11,079	$11,397
09/30/25	$12,040	$11,483	$11,774
10/31/25	$12,260	$11,752	$11,990
11/30/25	$12,270	$11,781	$12,010
12/31/25	$12,378	$11,789	$12,115

Average Annual Total Returns (%)

Name	1 Year	Since Inception 12/31/24
SSGNX	23.78%	23.71%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327  or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$57,775,705
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGNX

State Street Target Retirement 2070 Fund

Class R3: SSGUX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$35	0.31%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Small/Mid Cap Equity Index Portfolio. A non-recurring operational matter contributed to the outperformance of the Fund relative to the Composite Index for the month of March 2025. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSGUX	S&P 500 Index	State Street Target Retirement 2070 Composite Index
12/31/24	$10,000	$10,000	$10,000
01/31/25	$10,320	$10,278	$10,326
02/28/25	$10,300	$10,144	$10,276
03/31/25	$10,180	$9,573	$9,935
04/30/25	$10,260	$9,508	$10,034
05/31/25	$10,750	$10,106	$10,529
06/30/25	$11,210	$10,621	$10,984
07/31/25	$11,300	$10,859	$11,092
08/31/25	$11,630	$11,079	$11,397
09/30/25	$12,010	$11,483	$11,774
10/31/25	$12,230	$11,752	$11,990
11/30/25	$12,240	$11,781	$12,010
12/31/25	$12,347	$11,789	$12,115

Average Annual Total Returns (%)

Name	1 Year	Since Inception 12/31/24
SSGUX	23.47%	23.40%
S&P 500 Index	17.88%	15.07%
State Street Target Retirement 2070 Composite Index	21.15%	21.15%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327  or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$57,775,705
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	51.5%
International Equity	38.3%
Domestic Fixed Income	9.8%
Short-Term Investments	0.5%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.3%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSGUX

State Street Target Retirement Fund

Class R3: SSFQX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$48	0.46%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFQX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,842	$10,138	$9,859
02/29/16	$9,869	$10,210	$9,887
03/31/16	$10,192	$10,303	$10,224
04/30/16	$10,259	$10,343	$10,302
05/31/16	$10,275	$10,345	$10,314
06/30/16	$10,394	$10,531	$10,411
07/31/16	$10,542	$10,598	$10,606
08/31/16	$10,527	$10,586	$10,602
09/30/16	$10,564	$10,580	$10,631
10/31/16	$10,437	$10,499	$10,518
11/30/16	$10,392	$10,250	$10,475
12/31/16	$10,476	$10,265	$10,581
01/31/17	$10,595	$10,285	$10,692
02/28/17	$10,736	$10,354	$10,838
03/31/17	$10,752	$10,349	$10,858
04/30/17	$10,831	$10,428	$10,949
05/31/17	$10,919	$10,509	$11,041
06/30/17	$10,925	$10,498	$11,048
07/31/17	$11,044	$10,543	$11,176
08/31/17	$11,091	$10,638	$11,222
09/30/17	$11,139	$10,587	$11,276
10/31/17	$11,196	$10,593	$11,348
11/30/17	$11,274	$10,580	$11,430
12/31/17	$11,344	$10,628	$11,510
01/31/18	$11,466	$10,506	$11,641
02/28/18	$11,240	$10,406	$11,414
03/31/18	$11,224	$10,473	$11,392
04/30/18	$11,220	$10,395	$11,408
05/31/18	$11,300	$10,469	$11,486
06/30/18	$11,305	$10,456	$11,499
07/31/18	$11,417	$10,459	$11,611
08/31/18	$11,518	$10,526	$11,718
09/30/18	$11,481	$10,458	$11,687
10/31/18	$11,149	$10,376	$11,354
11/30/18	$11,240	$10,438	$11,450
12/31/18	$11,005	$10,630	$11,212
01/31/19	$11,440	$10,742	$11,644
02/28/19	$11,546	$10,736	$11,770
03/31/19	$11,695	$10,942	$11,926
04/30/19	$11,844	$10,945	$12,075
05/31/19	$11,685	$11,139	$11,918
06/30/19	$11,999	$11,279	$12,247
07/31/19	$12,026	$11,304	$12,282
08/31/19	$12,054	$11,597	$12,323
09/30/19	$12,115	$11,535	$12,379
10/31/19	$12,231	$11,570	$12,512
11/30/19	$12,335	$11,564	$12,616
12/31/19	$12,484	$11,556	$12,787
01/31/20	$12,535	$11,778	$12,843
02/29/20	$12,258	$11,990	$12,552
03/31/20	$11,496	$11,920	$11,789
04/30/20	$12,067	$12,132	$12,366
05/31/20	$12,334	$12,188	$12,627
06/30/20	$12,498	$12,265	$12,806
07/31/20	$12,820	$12,448	$13,148
08/31/20	$13,085	$12,348	$13,434
09/30/20	$12,911	$12,341	$13,258
10/31/20	$12,792	$12,286	$13,130
11/30/20	$13,418	$12,406	$13,789
12/31/20	$13,699	$12,424	$14,086
01/31/21	$13,671	$12,334	$14,068
02/28/21	$13,745	$12,156	$14,152
03/31/21	$13,854	$12,005	$14,266
04/30/21	$14,145	$12,099	$14,571
05/31/21	$14,253	$12,139	$14,688
06/30/21	$14,339	$12,224	$14,784
07/31/21	$14,493	$12,361	$14,948
08/31/21	$14,601	$12,337	$15,065
09/30/21	$14,332	$12,231	$14,797
10/31/21	$14,600	$12,227	$15,073
11/30/21	$14,457	$12,263	$14,941
12/31/21	$14,710	$12,232	$15,202
01/31/22	$14,302	$11,968	$14,767
02/28/22	$14,139	$11,835	$14,620
03/31/22	$14,066	$11,506	$14,569
04/30/22	$13,494	$11,069	$13,994
05/31/22	$13,531	$11,141	$14,002
06/30/22	$12,934	$10,966	$13,396
07/31/22	$13,494	$11,234	$13,972
08/31/22	$13,093	$10,917	$13,586
09/30/22	$12,326	$10,445	$12,791
10/31/22	$12,594	$10,310	$13,068
11/30/22	$13,117	$10,689	$13,581
12/31/22	$12,866	$10,641	$13,358
01/31/23	$13,375	$10,968	$13,888
02/28/23	$13,095	$10,684	$13,604
03/31/23	$13,362	$10,956	$13,872
04/30/23	$13,439	$11,022	$13,974
05/31/23	$13,286	$10,902	$13,822
06/30/23	$13,528	$10,863	$14,075
07/31/23	$13,732	$10,856	$14,298
08/31/23	$13,566	$10,786	$14,133
09/30/23	$13,235	$10,512	$13,799
10/31/23	$13,031	$10,346	$13,580
11/30/23	$13,681	$10,815	$14,267
12/31/23	$14,180	$11,229	$14,802
01/31/24	$14,166	$11,198	$14,793
02/29/24	$14,286	$11,040	$14,908
03/31/24	$14,500	$11,142	$15,148
04/30/24	$14,166	$10,860	$14,821
05/31/24	$14,487	$11,044	$15,143
06/30/24	$14,633	$11,149	$15,306
07/31/24	$14,941	$11,409	$15,621
08/31/24	$15,194	$11,573	$15,892
09/30/24	$15,421	$11,728	$16,146
10/31/24	$15,141	$11,437	$15,852
11/30/24	$15,421	$11,558	$16,130
12/31/24	$15,156	$11,369	$15,866
01/31/25	$15,395	$11,430	$16,121
02/28/25	$15,536	$11,681	$16,253
03/31/25	$15,367	$11,685	$16,084
04/30/25	$15,409	$11,731	$16,154
05/31/25	$15,649	$11,647	$16,402
06/30/25	$15,959	$11,826	$16,742
07/31/25	$16,001	$11,795	$16,801
08/31/25	$16,297	$11,936	$17,111
09/30/25	$16,522	$12,067	$17,346
10/31/25	$16,635	$12,142	$17,482
11/30/25	$16,733	$12,217	$17,581
12/31/25	$16,759	$12,199	$17,634

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFQXFootnote Reference(1)	10.58%	4.11%	5.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%
Footnote	Description
Footnote(1)	Performance shown for the periods prior to the inception of Class R3 shares on February 25, 2022 reflects the historical performance of the fund's Class K shares adjusted to reflect the higher expenses of Class R3 shares, including applicable 12b-1 fees.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,485,766,318
  Number of Portfolio Holdings12
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFQX

State Street Target Retirement Fund

Class I: SSFNX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFNX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,847	$10,138	$9,859
02/29/16	$9,867	$10,210	$9,887
03/31/16	$10,194	$10,303	$10,224
04/30/16	$10,266	$10,343	$10,302
05/31/16	$10,286	$10,345	$10,314
06/30/16	$10,409	$10,531	$10,411
07/31/16	$10,572	$10,598	$10,606
08/31/16	$10,562	$10,586	$10,602
09/30/16	$10,592	$10,580	$10,631
10/31/16	$10,470	$10,499	$10,518
11/30/16	$10,439	$10,250	$10,475
12/31/16	$10,527	$10,265	$10,581
01/31/17	$10,652	$10,285	$10,692
02/28/17	$10,787	$10,354	$10,838
03/31/17	$10,808	$10,349	$10,858
04/30/17	$10,902	$10,428	$10,949
05/31/17	$10,995	$10,509	$11,041
06/30/17	$10,995	$10,498	$11,048
07/31/17	$11,131	$10,543	$11,176
08/31/17	$11,172	$10,638	$11,222
09/30/17	$11,235	$10,587	$11,276
10/31/17	$11,307	$10,593	$11,348
11/30/17	$11,391	$10,580	$11,430
12/31/17	$11,467	$10,628	$11,510
01/31/18	$11,595	$10,506	$11,641
02/28/18	$11,360	$10,406	$11,414
03/31/18	$11,360	$10,473	$11,392
04/30/18	$11,360	$10,395	$11,408
05/31/18	$11,445	$10,469	$11,486
06/30/18	$11,456	$10,456	$11,499
07/31/18	$11,573	$10,459	$11,611
08/31/18	$11,670	$10,526	$11,718
09/30/18	$11,648	$10,458	$11,687
10/31/18	$11,317	$10,376	$11,354
11/30/18	$11,413	$10,438	$11,450
12/31/18	$11,180	$10,630	$11,212
01/31/19	$11,615	$10,742	$11,644
02/28/19	$11,738	$10,736	$11,770
03/31/19	$11,894	$10,942	$11,926
04/30/19	$12,039	$10,945	$12,075
05/31/19	$11,883	$11,139	$11,918
06/30/19	$12,218	$11,279	$12,247
07/31/19	$12,240	$11,304	$12,282
08/31/19	$12,284	$11,597	$12,323
09/30/19	$12,351	$11,535	$12,379
10/31/19	$12,474	$11,570	$12,512
11/30/19	$12,575	$11,564	$12,616
12/31/19	$12,743	$11,556	$12,787
01/31/20	$12,789	$11,778	$12,843
02/29/20	$12,512	$11,990	$12,552
03/31/20	$11,751	$11,920	$11,789
04/30/20	$12,339	$12,132	$12,366
05/31/20	$12,604	$12,188	$12,627
06/30/20	$12,789	$12,265	$12,806
07/31/20	$13,123	$12,448	$13,148
08/31/20	$13,400	$12,348	$13,434
09/30/20	$13,227	$12,341	$13,258
10/31/20	$13,100	$12,286	$13,130
11/30/20	$13,746	$12,406	$13,789
12/31/20	$14,049	$12,424	$14,086
01/31/21	$14,014	$12,334	$14,068
02/28/21	$14,096	$12,156	$14,152
03/31/21	$14,225	$12,005	$14,266
04/30/21	$14,518	$12,099	$14,571
05/31/21	$14,635	$12,139	$14,688
06/30/21	$14,729	$12,224	$14,784
07/31/21	$14,893	$12,361	$14,948
08/31/21	$14,893	$12,337	$15,065
09/30/21	$14,623	$12,231	$14,797
10/31/21	$14,905	$12,227	$15,073
11/30/21	$14,764	$12,263	$14,941
12/31/21	$15,014	$12,232	$15,202
01/31/22	$14,602	$11,968	$14,767
02/28/22	$14,439	$11,835	$14,620
03/31/22	$14,377	$11,506	$14,569
04/30/22	$13,802	$11,069	$13,994
05/31/22	$13,839	$11,141	$14,002
06/30/22	$13,239	$10,966	$13,396
07/31/22	$13,814	$11,234	$13,972
08/31/22	$13,402	$10,917	$13,586
09/30/22	$12,627	$10,445	$12,791
10/31/22	$12,902	$10,310	$13,068
11/30/22	$13,452	$10,689	$13,581
12/31/22	$13,184	$10,641	$13,358
01/31/23	$13,723	$10,968	$13,888
02/28/23	$13,434	$10,684	$13,604
03/31/23	$13,710	$10,956	$13,872
04/30/23	$13,802	$11,022	$13,974
05/31/23	$13,644	$10,902	$13,822
06/30/23	$13,907	$10,863	$14,075
07/31/23	$14,118	$10,856	$14,298
08/31/23	$13,947	$10,786	$14,133
09/30/23	$13,618	$10,512	$13,799
10/31/23	$13,408	$10,346	$13,580
11/30/23	$14,078	$10,815	$14,267
12/31/23	$14,596	$11,229	$14,802
01/31/24	$14,582	$11,198	$14,793
02/29/24	$14,707	$11,040	$14,908
03/31/24	$14,928	$11,142	$15,148
04/30/24	$14,596	$10,860	$14,821
05/31/24	$14,942	$11,044	$15,143
06/30/24	$15,080	$11,149	$15,306
07/31/24	$15,398	$11,409	$15,621
08/31/24	$15,661	$11,573	$15,892
09/30/24	$15,910	$11,728	$16,146
10/31/24	$15,606	$11,437	$15,852
11/30/24	$15,896	$11,558	$16,130
12/31/24	$15,628	$11,369	$15,866
01/31/25	$15,876	$11,430	$16,121
02/28/25	$16,023	$11,681	$16,253
03/31/25	$15,862	$11,685	$16,084
04/30/25	$15,906	$11,731	$16,154
05/31/25	$16,154	$11,647	$16,402
06/30/25	$16,491	$11,826	$16,742
07/31/25	$16,535	$11,795	$16,801
08/31/25	$16,857	$11,936	$17,111
09/30/25	$17,091	$12,067	$17,346
10/31/25	$17,208	$12,142	$17,482
11/30/25	$17,325	$12,217	$17,581
12/31/25	$17,337	$12,199	$17,634

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFNX	10.94%	4.29%	5.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,485,766,318
  Number of Portfolio Holdings12
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFNX

State Street Target Retirement Fund

Class K: SSFOX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Global Equity ex-US Index Portfolio which returned approximately 32.7% for the reporting period. On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Global Equity ex-US Index Portfolio, the State Street Equity 500 Index II Portfolio, and the State Street Aggregate Bond Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SSFOX	Bloomberg U.S. Aggregate Bond Index	State Street Target Retirement Composite Index
12/31/15	$10,000	$10,000	$10,000
01/31/16	$9,847	$10,138	$9,859
02/29/16	$9,877	$10,210	$9,887
03/31/16	$10,204	$10,303	$10,224
04/30/16	$10,276	$10,343	$10,302
05/31/16	$10,297	$10,345	$10,314
06/30/16	$10,419	$10,531	$10,411
07/31/16	$10,573	$10,598	$10,606
08/31/16	$10,562	$10,586	$10,602
09/30/16	$10,603	$10,580	$10,631
10/31/16	$10,481	$10,499	$10,518
11/30/16	$10,440	$10,250	$10,475
12/31/16	$10,528	$10,265	$10,581
01/31/17	$10,653	$10,285	$10,692
02/28/17	$10,799	$10,354	$10,838
03/31/17	$10,819	$10,349	$10,858
04/30/17	$10,903	$10,428	$10,949
05/31/17	$10,996	$10,509	$11,041
06/30/17	$11,007	$10,498	$11,048
07/31/17	$11,132	$10,543	$11,176
08/31/17	$11,184	$10,638	$11,222
09/30/17	$11,236	$10,587	$11,276
10/31/17	$11,298	$10,593	$11,348
11/30/17	$11,382	$10,580	$11,430
12/31/17	$11,458	$10,628	$11,510
01/31/18	$11,586	$10,506	$11,641
02/28/18	$11,361	$10,406	$11,414
03/31/18	$11,351	$10,473	$11,392
04/30/18	$11,351	$10,395	$11,408
05/31/18	$11,436	$10,469	$11,486
06/30/18	$11,447	$10,456	$11,499
07/31/18	$11,565	$10,459	$11,611
08/31/18	$11,672	$10,526	$11,718
09/30/18	$11,640	$10,458	$11,687
10/31/18	$11,308	$10,376	$11,354
11/30/18	$11,404	$10,438	$11,450
12/31/18	$11,171	$10,630	$11,212
01/31/19	$11,618	$10,742	$11,644
02/28/19	$11,729	$10,736	$11,770
03/31/19	$11,886	$10,942	$11,926
04/30/19	$12,042	$10,945	$12,075
05/31/19	$11,886	$11,139	$11,918
06/30/19	$12,210	$11,279	$12,247
07/31/19	$12,243	$11,304	$12,282
08/31/19	$12,277	$11,597	$12,323
09/30/19	$12,344	$11,535	$12,379
10/31/19	$12,466	$11,570	$12,512
11/30/19	$12,578	$11,564	$12,616
12/31/19	$12,735	$11,556	$12,787
01/31/20	$12,793	$11,778	$12,843
02/29/20	$12,516	$11,990	$12,552
03/31/20	$11,742	$11,920	$11,789
04/30/20	$12,331	$12,132	$12,366
05/31/20	$12,608	$12,188	$12,627
06/30/20	$12,781	$12,265	$12,806
07/31/20	$13,116	$12,448	$13,148
08/31/20	$13,393	$12,348	$13,434
09/30/20	$13,220	$12,341	$13,258
10/31/20	$13,104	$12,286	$13,130
11/30/20	$13,751	$12,406	$13,789
12/31/20	$14,045	$12,424	$14,086
01/31/21	$14,022	$12,334	$14,068
02/28/21	$14,104	$12,156	$14,152
03/31/21	$14,221	$12,005	$14,266
04/30/21	$14,526	$12,099	$14,571
05/31/21	$14,643	$12,139	$14,688
06/30/21	$14,737	$12,224	$14,784
07/31/21	$14,902	$12,361	$14,948
08/31/21	$15,019	$12,337	$15,065
09/30/21	$14,749	$12,231	$14,797
10/31/21	$15,031	$12,227	$15,073
11/30/21	$14,890	$12,263	$14,941
12/31/21	$15,157	$12,232	$15,202
01/31/22	$14,743	$11,968	$14,767
02/28/22	$14,580	$11,835	$14,620
03/31/22	$14,517	$11,506	$14,569
04/30/22	$13,927	$11,069	$13,994
05/31/22	$13,965	$11,141	$14,002
06/30/22	$13,363	$10,966	$13,396
07/31/22	$13,953	$11,234	$13,972
08/31/22	$13,538	$10,917	$13,586
09/30/22	$12,748	$10,445	$12,791
10/31/22	$13,037	$10,310	$13,068
11/30/22	$13,576	$10,689	$13,581
12/31/22	$13,321	$10,641	$13,358
01/31/23	$13,863	$10,968	$13,888
02/28/23	$13,572	$10,684	$13,604
03/31/23	$13,849	$10,956	$13,872
04/30/23	$13,942	$11,022	$13,974
05/31/23	$13,797	$10,902	$13,822
06/30/23	$14,047	$10,863	$14,075
07/31/23	$14,272	$10,856	$14,298
08/31/23	$14,100	$10,786	$14,133
09/30/23	$13,770	$10,512	$13,799
10/31/23	$13,559	$10,346	$13,580
11/30/23	$14,232	$10,815	$14,267
12/31/23	$14,756	$11,229	$14,802
01/31/24	$14,756	$11,198	$14,793
02/29/24	$14,881	$11,040	$14,908
03/31/24	$15,104	$11,142	$15,148
04/30/24	$14,770	$10,860	$14,821
05/31/24	$15,118	$11,044	$15,143
06/30/24	$15,270	$11,149	$15,306
07/31/24	$15,590	$11,409	$15,621
08/31/24	$15,855	$11,573	$15,892
09/30/24	$16,105	$11,728	$16,146
10/31/24	$15,799	$11,437	$15,852
11/30/24	$16,105	$11,558	$16,130
12/31/24	$15,828	$11,369	$15,866
01/31/25	$16,078	$11,430	$16,121
02/28/25	$16,225	$11,681	$16,253
03/31/25	$16,063	$11,685	$16,084
04/30/25	$16,122	$11,731	$16,154
05/31/25	$16,373	$11,647	$16,402
06/30/25	$16,711	$11,826	$16,742
07/31/25	$16,755	$11,795	$16,801
08/31/25	$17,079	$11,936	$17,111
09/30/25	$17,315	$12,067	$17,346
10/31/25	$17,447	$12,142	$17,482
11/30/25	$17,550	$12,217	$17,581
12/31/25	$17,589	$12,199	$17,634

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SSFOX	11.13%	4.60%	5.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index	11.14%	4.60%	5.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$1,485,766,318
  Number of Portfolio Holdings12
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$0

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Fixed Income	50.4%
Inflation Linked	18.0%
Domestic Equity	16.3%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	2.8%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSFOX

State Street Treasury Obligations Money Market Fund

TAQXX

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025. You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$6,378,123,847
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Reflects holdings of the Portfolio, in which the Fund invests. Advisory fees are paid by the Portfolio, in which the Fund invests.

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Treasury Debt	56.0%
Treasury Repurchase Agreements	37.6%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 3.83%, due 01/02/26	7.1%
JP MORGAN SEC LLC TPR A, 3.82%, due 01/02/26	6.3%
FICCMS TRI PARTY REPO A, 3.85%, due 01/02/26	4.1%
FICCJP TRI PARTY REPO A, 3.82%, due 01/02/26	3.9%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.7%
FICCUB BI PARTY REPO, 3.85%, due 01/02/26	2.9%
U.S. Treasury Floating Rate Notes, 3.70%, due 01/31/27	2.8%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/26	2.6%
U.S. Treasury Floating Rate Notes, 3.78%, due 07/31/26	2.3%
U.S. Treasury Bills, 4.15%, due 01/08/26	2.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

TSR AR TAQXX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Institutional Investment Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“EY”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements and services normally provided by EY in connection with the Trust’s statutory and regulatory filings and engagements were $677,234 and $755,220, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended December 31, 2025, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $286,857. For the fiscal year ended December 31, 2024, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $68,458.

(d)	All Other Fees

For the fiscal years ended December 31, 2025 and December 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,761,443 and $9,556,710, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust’s, if the engagement relates directly to the operations and financial reporting of the Trust’s;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid by Adviser and Certain Affiliates

For the fiscal years ended December 31, 2025 and December 31, 2024, the aggregate non-audit fees billed by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $37,900,000 and $36,700,000, respectively.

(h)

EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Equity 500 Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$2,981,367,031	$3,969,543,154	$782,739,127	$13,630,489,982
Receivable for investments sold	—	406,360	—	27,017,828
Receivable for fund shares sold	1,875,118	1,582,525	1,034,951	6,969,413
Receivable from Adviser	256,638	150,608	71,387	697,733
Prepaid expenses and other assets	2,679	4,102	786	13,869
TOTAL ASSETS	2,983,501,466	3,971,686,749	783,846,251	13,665,188,825
LIABILITIES
Payable for investments purchased	1,080,749	—	633,970	—
Payable for fund shares repurchased	788,633	1,983,030	395,246	33,980,786
Advisory fee payable	61,697	199,381	19,991	230,500
Custodian fees payable	27,122	27,093	27,098	34,282
Administration fees payable	123,396	166,152	33,317	570,590
Distribution fees payable	3,076	3,916	8,398	85,454
Trustees’ fees and expenses payable	—	—	—	61
Transfer agent fees payable	13,848	9,284	6,487	22,364
Sub-transfer agent fee payable	6,700	7,097	6,443	13,943
Registration and filing fees payable	45,252	25,392	4,299	195,614
Professional fees payable	24,124	27,838	22,820	26,427
Printing and postage fees payable	20,069	21,696	16,833	56,494
Distribution payable	218	—	—	—
Accrued expenses and other liabilities	6,118	803,381	4,562	18,193
TOTAL LIABILITIES	2,201,002	3,274,260	1,179,464	35,234,708
NET ASSETS	$2,981,300,464	$3,968,412,489	$782,666,787	$13,629,954,117
NET ASSETS CONSIST OF:
Paid-in capital	$3,043,463,398	$3,229,248,200	$681,572,610	$9,126,403,657
Total distributable earnings (loss)	(62,162,934)	739,164,289	101,094,177	4,503,550,460
NET ASSETS	$2,981,300,464	$3,968,412,489	$782,666,787	$13,629,954,117
Administrative Shares
Net Assets	$—	$—	$—	$161,123,484
Shares Outstanding	—	—	—	316,182
Net asset value, offering and redemption price per share	$—	$—	$—	$509.59
Service Shares
Net Assets	$—	$—	$—	$16,597,349
Shares Outstanding	—	—	—	32,602
Net asset value, offering and redemption price per share	$—	$—	$—	$509.09
Class R Shares
Net Assets	$—	$—	$—	$40,209,713
Shares Outstanding	—	—	—	78,950
Net asset value, offering and redemption price per share	$—	$—	$—	$509.31
Class A Shares
Net Assets	$14,442,545	$18,673,162	$39,081,553	$186,409,518
Shares Outstanding	165,093	144,160	120,381	365,722
Net asset value, offering and redemption price per share	$87.48	$129.53	$324.65	$509.70
Maximum sales charge	3.75%	5.25%	5.25%	5.25%
Maximum offering price per share	$90.89	$136.71	$342.64	$537.94
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued) December 31, 2025

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
Class I Shares
Net Assets	$6,701,531	$5,648,103	$9,174,720	$71,170,341
Shares Outstanding	76,717	43,601	28,258	139,627
Net asset value, offering and redemption price per share	$87.35	$129.54	$324.68	$509.72
Class K Shares
Net Assets	$2,960,156,387	$3,944,091,224	$734,410,514	$13,154,443,712
Shares Outstanding	33,949,443	30,371,265	2,261,404	25,803,387
Net asset value, offering and redemption price per share	$87.19	$129.86	$324.76	$509.80
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$2,968,935,331	$3,231,123,247	$709,564,593	$9,105,041,716
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$92,452,027	$128,449,675	$14,915,415	$167,604,286
EXPENSES
Advisory fee	553,487	1,939,129	205,946	2,237,375
Administration fees	1,106,975	1,615,941	343,244	5,593,437
Sub-transfer agent fee
Class A Shares	22,913	29,853	73,863	252,607
Class I Shares	—	5,630	7,351	79,486
Distribution fees
Administrative Shares	—	—	—	264,138
Service Shares	—	—	—	34,263
Class R Shares	—	—	—	233,830
Class A Shares	33,548	40,620	93,566	401,846
Custodian fees	36,089	36,051	36,068	45,613
Trustees’ fees and expenses	21,000	21,000	21,000	21,061
Transfer agent fees	204,303	162,743	46,536	318,003
Registration and filing fees	170,901	181,765	59,096	517,002
Professional fees and expenses	22,493	31,914	18,265	42,035
Printing and postage fees	87,037	67,046	56,899	140,577
Insurance expense	3,577	5,969	1,520	21,444
Miscellaneous expenses	69,020	1,537,088	49,477	154,232
TOTAL EXPENSES	2,331,343	5,674,749	1,012,831	10,356,949
Expenses waived/reimbursed by the Adviser	(2,111,663)	(4,687,975)	(627,783)	(8,335,533)
NET EXPENSES	219,680	986,774	385,048	2,021,416
NET INVESTMENT INCOME (LOSS)	$92,232,347	$127,462,901	$14,530,367	$165,582,870
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(16,456,853)	45,802,390	(3,375,948)	(6,943,551)
Capital gain distributions from corresponding affiliated Portfolio	—	—	37,033,702	52,000,001
Net realized gain (loss)	(16,456,853)	45,802,390	33,657,754	45,056,450
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	78,550,523	738,561,128	36,784,834	1,877,271,442
NET REALIZED AND UNREALIZED GAIN (LOSS)	62,093,670	784,363,518	70,442,588	1,922,327,892
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$154,326,017	$911,826,419	$84,972,955	$2,087,910,762
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$92,232,347	$37,826,958	$127,462,901	$69,396,502
Net realized gain (loss)	(16,456,853)	(14,003,104)	45,802,390	24,457,917
Net change in unrealized appreciation/depreciation	78,550,523	(14,239,982)	738,561,128	(30,329,010)
Net increase (decrease) in net assets resulting from operations	154,326,017	9,583,872	911,826,419	63,525,409
DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(490,884)	(443,693)	(721,349)	(594,117)
Class I Shares	(268,146)	(337,651)	(235,817)	(222,133)
Class K Shares	(91,526,470)	(37,068,869)	(166,832,151)	(98,781,502)
Total distributions to shareholders	(92,285,500)	(37,850,213)	(167,789,317)	(99,597,752)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A Shares
Proceeds from sale of shares sold	6,033,305	2,987,769	8,843,582	5,005,986
Reinvestment of distributions	415,773	372,100	701,021	594,117
Cost of shares redeemed	(4,746,824)	(5,537,115)	(10,028,485)	(4,325,320)
Net increase (decrease) from capital share transactions	1,702,254	(2,177,246)	(483,882)	1,274,783
Class I Shares
Proceeds from sale of shares sold	777,280	1,988,990	635,478	208,699
Reinvestment of distributions	27,078	84,831	235,817	222,133
Cost of shares redeemed	(1,124,999)	(7,561,466)	(1,808,891)	(429,943)
Net increase (decrease) from capital share transactions	(320,641)	(5,487,645)	(937,596)	889
Class K Shares
Proceeds from sale of shares sold	1,626,132,146	957,681,134	1,199,531,899	1,123,498,742
Reinvestment of distributions	90,661,004	36,347,380	165,473,116	97,318,380
Cost of shares redeemed	(357,070,096)	(216,961,487)	(483,172,538)	(312,943,013)
Net increase (decrease) from capital share transactions	1,359,723,054	777,067,027	881,832,477	907,874,109
Net increase (decrease) in net assets from beneficial interest transactions	1,361,104,667	769,402,136	880,410,999	909,149,781
Contribution from affiliates (Note 6)	—	—	803	—
Net increase (decrease) in net assets during the period	1,423,145,184	741,135,795	1,624,448,904	873,077,438
Net assets at beginning of period	1,558,155,280	817,019,485	2,343,963,585	1,470,886,147
NET ASSETS AT END OF PERIOD	$2,981,300,464	$1,558,155,280	$3,968,412,489	$2,343,963,585
SHARES OF BENEFICIAL INTEREST:
Class A Shares
Shares sold	69,503	34,604	75,629	46,381
Reinvestment of distributions	4,789	4,325	5,412	5,795
Shares redeemed	(54,772)	(64,082)	(87,490)	(39,802)
Net increase (decrease) from share transactions	19,520	(25,153)	(6,449)	12,374
Class I Shares
Shares sold	9,005	23,236	5,456	1,904
Reinvestment of distributions	313	998	1,820	2,166
Shares redeemed	(13,034)	(88,933)	(15,047)	(3,953)
Net increase (decrease) from share transactions	(3,716)	(64,699)	(7,771)	117
Class K Shares
Shares sold	18,866,122	11,176,791	10,429,278	10,418,893
Reinvestment of distributions	1,046,641	423,877	1,274,341	947,045
Shares redeemed	(4,133,799)	(2,533,988)	(4,059,278)	(2,912,897)
Net increase (decrease) from share transactions	15,778,964	9,066,680	7,644,341	8,453,041
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Small/Mid Cap Equity Index Fund		State Street Equity 500 Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,530,367	$13,617,587	$165,582,870	$140,735,189
Net realized gain (loss)	33,657,754	18,611,982	45,056,450	22,249,499
Net change in unrealized appreciation/depreciation	36,784,834	63,851,494	1,877,271,442	1,214,960,661
Net increase (decrease) in net assets resulting from operations	84,972,955	96,081,063	2,087,910,762	1,377,945,349
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	—	(2,048,471)	(2,606,938)
Service Shares	—	—	(194,650)	(163,168)
Class R Shares	—	—	(329,805)	(386,917)
Class A Shares	(1,728,282)	(682,929)	(1,921,758)	(1,392,376)
Class I Shares	(439,981)	(181,379)	(935,240)	(917,785)
Class K Shares	(35,550,652)	(12,404,818)	(187,091,947)	(135,462,129)
Total distributions to shareholders	(37,718,915)	(13,269,126)	(192,521,871)	(140,929,313)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	—	—	5,785,651	8,257,087
Reinvestment of distributions	—	—	2,048,472	2,606,938
Cost of shares redeemed	—	—	(53,343,244)	(29,572,694)
Net increase (decrease) from capital share transactions	—	—	(45,509,121)	(18,708,669)
Service Shares
Proceeds from sale of shares sold	—	—	4,123,839	2,889,559
Reinvestment of distributions	—	—	194,650	163,168
Cost of shares redeemed	—	—	(1,944,083)	(5,327,992)
Net increase (decrease) from capital share transactions	—	—	2,374,406	(2,275,265)
Class R Shares
Proceeds from sale of shares sold	—	—	5,289,216	5,281,712
Reinvestment of distributions	—	—	329,805	386,917
Cost of shares redeemed	—	—	(10,180,369)	(8,607,369)
Net increase (decrease) from capital share transactions	—	—	(4,561,348)	(2,938,740)
Class A Shares
Proceeds from sale of shares sold	6,008,962	9,946,311	68,324,644	19,305,458
Reinvestment of distributions	1,709,141	675,574	1,914,403	1,386,501
Cost of shares redeemed	(9,892,684)	(10,024,155)	(33,529,309)	(18,188,653)
Net increase (decrease) from capital share transactions	(2,174,581)	597,730	36,709,738	2,503,306
Class I Shares
Proceeds from sale of shares sold	2,472,101	2,677,276	15,992,494	19,974,677
Reinvestment of distributions	439,981	181,379	935,240	917,785
Cost of shares redeemed	(3,664,163)	(4,828,168)	(15,775,248)	(24,447,723)
Net increase (decrease) from capital share transactions	(752,081)	(1,969,513)	1,152,486	(3,555,261)
Class K Shares
Proceeds from sale of shares sold	191,083,604	152,542,516	4,099,448,734	3,017,613,919
Reinvestment of distributions	34,143,019	11,870,845	185,713,744	134,379,264
Cost of shares redeemed	(129,345,991)	(135,741,177)	(1,404,259,227)	(673,915,322)
Net increase (decrease) from capital share transactions	95,880,632	28,672,184	2,880,903,251	2,478,077,861
Net increase (decrease) in net assets from beneficial interest transactions	92,953,970	27,300,401	2,871,069,412	2,453,103,232
Net increase (decrease) in net assets during the period	140,208,010	110,112,338	4,766,458,303	3,690,119,268
Net assets at beginning of period	642,458,777	532,346,439	8,863,495,814	5,173,376,546
NET ASSETS AT END OF PERIOD	$782,666,787	$642,458,777	$13,629,954,117	$8,863,495,814
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Small/Mid Cap Equity Index Fund		State Street Equity 500 Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	—	—	12,491	20,055
Reinvestment of distributions	—	—	3,971	5,789
Shares redeemed	—	—	(109,563)	(72,568)
Net increase (decrease) from share transactions	—	—	(93,101)	(46,724)
Service Shares
Shares sold	—	—	8,752	7,071
Reinvestment of distributions	—	—	378	363
Shares redeemed	—	—	(4,133)	(13,617)
Net increase (decrease) from share transactions	—	—	4,997	(6,183)
Class R Shares
Shares sold	—	—	11,490	13,277
Reinvestment of distributions	—	—	640	860
Shares redeemed	—	—	(21,855)	(20,915)
Net increase (decrease) from share transactions	—	—	(9,725)	(6,778)
Class A Shares
Shares sold	19,304	35,441	167,965	48,448
Reinvestment of distributions	5,160	2,182	3,710	3,079
Shares redeemed	(32,208)	(35,091)	(71,662)	(43,485)
Net increase (decrease) from share transactions	(7,744)	2,532	100,013	8,042
Class I Shares
Shares sold	8,306	9,404	35,567	48,885
Reinvestment of distributions	1,328	586	1,813	2,037
Shares redeemed	(11,570)	(17,474)	(34,946)	(62,407)
Net increase (decrease) from share transactions	(1,936)	(7,484)	2,434	(11,485)
Class K Shares
Shares sold	608,985	538,757	9,206,998	7,103,138
Reinvestment of distributions	103,049	38,329	359,889	298,322
Shares redeemed	(417,209)	(468,776)	(3,030,141)	(1,646,203)
Net increase (decrease) from share transactions	294,825	108,310	6,536,746	5,755,257
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$85.01	$86.99	$85.06	$100.32	$105.53
Income (loss) from investment operations:
Net investment income (loss) (a)	3.15	2.86	2.37	1.79	1.45
Net realized and unrealized gain (loss)	2.48	(1.99)	1.91	(15.40)	(3.79)
Total from investment operations	5.63	0.87	4.28	(13.61)	(2.34)
Contribution from affiliates	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(3.16)	(2.85)	(2.35)	(1.70)	(1.44)
Net realized gains	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(3.16)	(2.85)	(2.35)	(1.71)	(2.87)
Net asset value, end of period	$87.48	$85.01	$86.99	$85.06	$100.32
Total return (c)	6.72%	1.01%	5.14%	(13.57)%(d)	(2.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,443	$12,375	$14,851	$14,390	$10,742
Ratios to Average Net Assets:
Total expenses (e)	0.52%	0.45%	0.57%	0.58%	0.58%
Net expenses (e)	0.43%	0.34%	0.45%	0.45%	0.47%
Net investment income (loss)	3.64%	3.32%	2.78%	2.01%	1.41%
Portfolio turnover rate (f)	17%	16%	14%	21%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$84.84	$86.73	$84.81	$100.03	$105.23
Income (loss) from investment operations:
Net investment income (loss) (a)	3.50	3.11	2.79	1.94	1.69
Net realized and unrealized gain (loss)	2.48	(1.95)	1.69	(15.29)	(3.77)
Total from investment operations	5.98	1.16	4.48	(13.35)	(2.08)
Contribution from affiliates	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(3.47)	(3.05)	(2.56)	(1.92)	(1.69)
Net realized gains	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(3.47)	(3.05)	(2.56)	(1.93)	(3.12)
Net asset value, end of period	$87.35	$84.84	$86.73	$84.81	$100.03
Total return (c)	7.15%	1.35%	5.40%	(13.36)%(d)	(1.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,702	$6,824	$12,588	$6,870	$7,160
Ratios to Average Net Assets:
Total expenses (e)	0.10%	0.16%	0.32%	0.33%	0.33%
Net expenses (e)	0.01%	0.05%	0.20%	0.20%	0.22%
Net investment income (loss)	4.04%	3.62%	3.31%	2.16%	1.65%
Portfolio turnover rate (f)	17%	16%	14%	21%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$84.70	$86.73	$84.80	$100.01	$105.20
Income (loss) from investment operations:
Net investment income (loss) (a)	3.60	3.34	2.77	2.13	1.92
Net realized and unrealized gain (loss)	2.36	(2.19)	1.88	(15.30)	(3.79)
Total from investment operations	5.96	1.15	4.65	(13.17)	(1.87)
Contribution from affiliates	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(3.47)	(3.18)	(2.72)	(2.09)	(1.89)
Net realized gains	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(3.47)	(3.18)	(2.72)	(2.10)	(3.32)
Net asset value, end of period	$87.19	$84.70	$86.73	$84.80	$100.01
Total return (c)	7.15%	1.34%	5.61%	(13.19)%(d)	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,960,156	$1,538,957	$789,581	$588,019	$621,039
Ratios to Average Net Assets:
Total expenses (e)	0.10%	0.12%	0.12%	0.13%	0.13%
Net expenses (e)	0.00%(f)	0.00%(f)	0.00%(f)	0.00%(f)	0.02%
Net investment income (loss)	4.17%	3.90%	3.26%	2.38%	1.88%
Portfolio turnover rate (g)	17%	16%	14%	21%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$101.98	$101.47	$90.38	$111.26	$107.01
Income (loss) from investment operations:
Net investment income (loss) (a)	3.87	2.72	2.53	1.73	2.53
Net realized and unrealized gain (loss)	28.83	1.89	11.13	(20.44)	5.89
Total from investment operations	32.70	4.61	13.66	(18.71)	8.42
Contribution from affiliates (Note 6)	0.00(b)	—	—	—	—
Distributions to shareholders from:
Net investment income	(3.77)	(2.73)	(2.51)	(1.76)	(2.40)
Net realized gains	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	(5.15)	(4.10)	(2.57)	(2.17)	(4.17)
Net asset value, end of period	$129.53	$101.98	$101.47	$90.38	$111.26
Total return (c)	32.06%	4.53%	15.15%	(16.83)%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,673	$15,359	$14,026	$11,845	$12,507
Ratios to Average Net Assets:
Total expenses (d)	0.61%	0.62%	0.64%	0.63%	0.63%
Net expenses (d)	0.46%	0.44%	0.47%	0.47%	0.46%
Net investment income (loss)	3.27%	2.55%	2.61%	1.82%	2.21%
Portfolio turnover rate (e)	6%	1%	1%	2%	2%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$102.01	$101.51	$90.44	$111.37	$107.12
Income (loss) from investment operations:
Net investment income (loss) (a)	3.68	3.08	6.17	2.11	2.87
Net realized and unrealized gain (loss)	29.48	1.94	7.88	(20.57)	5.91
Total from investment operations	33.16	5.02	14.05	(18.46)	8.78
Contribution from affiliates (Note 6)	0.00(b)	—	—	—	—
Distributions to shareholders from:
Net investment income	(4.25)	(3.15)	(2.92)	(2.06)	(2.76)
Net realized gains	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	(5.63)	(4.52)	(2.98)	(2.47)	(4.53)
Net asset value, end of period	$129.54	$102.01	$101.51	$90.44	$111.37
Total return (c)	32.50%	4.92%	15.58%	(16.58)%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,648	$5,240	$5,203	$788	$676
Ratios to Average Net Assets:
Total expenses (d)	0.27%	0.25%	0.24%	0.33%	0.32%
Net expenses (d)	0.13%	0.07%	0.07%	0.17%	0.16%
Net investment income (loss)	3.12%	2.88%	6.38%	2.23%	2.50%
Portfolio turnover rate (e)	6%	1%	1%	2%	2%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$102.23	$101.70	$90.58	$111.50	$107.24
Income (loss) from investment operations:
Net investment income (loss) (a)	4.73	4.37	3.15	2.23	3.41
Net realized and unrealized gain (loss)	28.63	0.72	11.00	(20.57)	5.54
Total from investment operations	33.36	5.09	14.15	(18.34)	8.95
Contribution from affiliates (Note 6)	0.00(b)	—	—	—	—
Distributions to shareholders from:
Net investment income	(4.35)	(3.19)	(2.97)	(2.17)	(2.92)
Net realized gains	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	(5.73)	(4.56)	(3.03)	(2.58)	(4.69)
Net asset value, end of period	$129.86	$102.23	$101.70	$90.58	$111.50
Total return (c)	32.63%	4.98%	15.67%	(16.45)%	8.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,944,091	$2,323,364	$1,451,657	$1,125,177	$1,136,787
Ratios to Average Net Assets:
Total expenses (d)	0.17%	0.20%	0.19%	0.18%	0.18%
Net expenses (d)	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income (loss)	3.95%	4.08%	3.24%	2.35%	2.97%
Portfolio turnover rate (e)	6%	1%	1%	2%	2%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$302.28	$263.26	$215.67	$338.94	$330.61
Income (loss) from investment operations:
Net investment income (loss) (a)	4.74	5.55	2.47	2.63	10.39
Net realized and unrealized gain (loss)	32.63	38.83	50.64	(90.34)	29.12
Total from investment operations	37.37	44.38	53.11	(87.71)	39.51
Contribution from affiliates	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	(4.95)	(5.36)	(3.02)	(2.60)	(10.62)
Net realized gains	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	(0.16)	—	—
Total distributions	(15.00)	(5.36)	(5.52)	(35.73)	(31.18)
Net asset value, end of period	$324.65	$302.28	$263.26	$215.67	$338.94
Total return (b)	12.26%	16.81%	24.60%	(25.74)%(c)	11.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,082	$38,729	$33,064	$29,512	$44,290
Ratios to Average Net Assets:
Total expenses (d)	0.57%	0.44%	0.58%	0.59%	0.60%
Net expenses (d)	0.48%	0.35%	0.47%	0.47%	0.49%
Net investment income (loss)	1.52%	1.96%	1.05%	0.95%	2.82%
Portfolio turnover rate (e)	26%	24%	24%	19%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$302.34	$263.30	$215.69	$338.99	$330.66
Income (loss) from investment operations:
Net investment income (loss) (a)	5.90	6.09	3.24	3.58	9.73
Net realized and unrealized gain (loss)	32.78	39.08	50.56	(90.69)	30.71
Total from investment operations	38.68	45.17	53.80	(87.11)	40.44
Contribution from affiliates	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	(6.29)	(6.13)	(3.66)	(3.23)	(11.55)
Net realized gains	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	(0.19)	—	—
Total distributions	(16.34)	(6.13)	(6.19)	(36.36)	(32.11)
Net asset value, end of period	$324.68	$302.34	$263.30	$215.69	$338.99
Total return (b)	12.68%	17.10%	24.92%	(25.56)%(c)	12.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,175	$9,129	$9,921	$8,058	$11,663
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.20%	0.33%	0.34%	0.35%
Net expenses (d)	0.11%	0.11%	0.22%	0.22%	0.24%
Net investment income (loss)	1.88%	2.15%	1.37%	1.31%	2.65%
Portfolio turnover rate (e)	26%	24%	24%	19%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$302.35	$263.34	$215.72	$339.03	$330.71
Income (loss) from investment operations:
Net investment income (loss) (a)	6.77	6.56	3.97	4.39	12.44
Net realized and unrealized gain (loss)	32.20	38.86	50.38	(91.00)	28.74
Total from investment operations	38.97	45.42	54.35	(86.61)	41.18
Contribution from affiliates	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	(6.51)	(6.41)	(4.17)	(3.74)	(12.30)
Net realized gains	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	(0.22)	—	—
Total distributions	(16.56)	(6.41)	(6.73)	(36.87)	(32.86)
Net asset value, end of period	$324.76	$302.35	$263.34	$215.72	$339.03
Total return (b)	12.78%	17.19%	25.17%	(25.41)%(c)	12.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$734,411	$594,601	$489,362	$329,843	$354,408
Ratios to Average Net Assets:
Total expenses (d)	0.12%	0.12%	0.13%	0.14%	0.15%
Net expenses (d)	0.03%	0.03%	0.02%	0.02%	0.04%
Net investment income (loss)	2.15%	2.31%	1.68%	1.60%	3.38%
Portfolio turnover rate (e)	26%	24%	24%	19%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Administrative Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.73	$356.58	$287.43	$358.78	$286.86
Income (loss) from investment operations:
Net investment income (loss) (a)	4.51	6.11	4.53	2.18	3.57
Net realized and unrealized gain (loss)	72.91	82.50	70.44	(67.90)	77.70
Total from investment operations	77.42	88.61	74.97	(65.72)	81.27
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(5.52)	(6.46)	(4.61)	(2.69)	(4.40)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(6.56)	(6.46)	(5.82)	(5.76)	(9.35)
Net asset value, end of period	$509.59	$438.73	$356.58	$287.43	$358.78
Total return (b)	17.63%	24.80%	26.08%	(18.28)%(c)	28.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$161,123	$179,564	$162,604	$140,376	$231,075
Ratios to Average Net Assets:
Total expenses (d)	0.23%	0.23%	0.24%	0.23%	0.25%
Net expenses (d)	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income (loss)	0.97%	1.50%	1.41%	0.70%	1.09%
Portfolio turnover rate (e)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Service Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.30	$356.24	$287.16	$358.44	$286.59
Income (loss) from investment operations:
Net investment income (loss) (a)	5.76	6.11	6.39	2.40	0.94
Net realized and unrealized gain (loss)	71.07	81.95	68.15	(68.34)	79.89
Total from investment operations	76.83	88.06	74.54	(65.94)	80.83
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(5.00)	(6.00)	(4.25)	(2.40)	(4.03)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(6.04)	(6.00)	(5.46)	(5.47)	(8.98)
Net asset value, end of period	$509.09	$438.30	$356.24	$287.16	$358.44
Total return (b)	17.51%	24.68%	25.95%	(18.36)%(c)	28.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,597	$12,099	$12,036	$6,431	$8,134
Ratios to Average Net Assets:
Total expenses (d)	0.33%	0.33%	0.34%	0.33%	0.35%
Net expenses (d)	0.26%	0.25%	0.25%	0.25%	0.27%
Net investment income (loss)	1.24%	1.51%	1.97%	0.77%	0.29%
Portfolio turnover rate (e)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.47	$356.37	$287.26	$358.56	$286.68
Income (loss) from investment operations:
Net investment income (loss) (a)	3.09	4.21	3.46	1.06	2.52
Net realized and unrealized gain (loss)	71.96	82.29	69.84	(68.05)	77.04
Total from investment operations	75.05	86.50	73.30	(66.99)	79.56
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(3.17)	(4.40)	(2.98)	(1.37)	(2.73)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(4.21)	(4.40)	(4.19)	(4.44)	(7.68)
Net asset value, end of period	$509.31	$438.47	$356.37	$287.26	$358.56
Total return (b)	17.10%	24.24%	25.51%	(18.64)%(c)	27.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,210	$38,882	$34,017	$27,008	$39,359
Ratios to Average Net Assets:
Total expenses (d)	0.68%	0.68%	0.69%	0.68%	0.70%
Net expenses (d)	0.61%	0.60%	0.60%	0.60%	0.62%
Net investment income (loss)	0.67%	1.04%	1.08%	0.34%	0.78%
Portfolio turnover rate (e)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class A Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.79	$356.63	$287.47	$358.82	$286.88
Income (loss) from investment operations:
Net investment income (loss) (a)	4.91	5.28	3.73	1.67	3.49
Net realized and unrealized gain (loss)	71.16	82.02	70.16	(68.27)	76.69
Total from investment operations	76.07	87.30	73.89	(66.60)	80.18
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(4.12)	(5.14)	(3.52)	(1.81)	(3.29)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(5.16)	(5.14)	(4.73)	(4.88)	(8.24)
Net asset value, end of period	$509.70	$438.79	$356.63	$287.47	$358.82
Total return (b)	17.32%	24.44%	25.70%	(18.52)%(c)	27.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,410	$116,590	$91,891	$74,420	$95,176
Ratios to Average Net Assets:
Total expenses (d)	0.49%	0.52%	0.54%	0.53%	0.55%
Net expenses (d)	0.41%	0.44%	0.45%	0.45%	0.47%
Net investment income (loss)	1.05%	1.30%	1.16%	0.54%	1.07%
Portfolio turnover rate (e)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.91	$356.72	$287.54	$358.91	$286.96
Income (loss) from investment operations:
Net investment income (loss) (a)	5.81	6.96	5.23	2.50	4.85
Net realized and unrealized gain (loss)	71.79	82.00	69.59	(68.38)	76.26
Total from investment operations	77.60	88.96	74.82	(65.88)	81.11
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(5.75)	(6.77)	(4.43)	(2.55)	(4.21)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(6.79)	(6.77)	(5.64)	(5.62)	(9.16)
Net asset value, end of period	$509.72	$438.91	$356.72	$287.54	$358.91
Total return (b)	17.66%	24.89%	26.02%	(18.32)%(c)	28.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$71,170	$60,215	$53,036	$33,286	$38,162
Ratios to Average Net Assets:
Total expenses (d)	0.21%	0.16%	0.29%	0.28%	0.30%
Net expenses (d)	0.13%	0.08%	0.20%	0.20%	0.22%
Net investment income (loss)	1.25%	1.71%	1.62%	0.80%	1.47%
Portfolio turnover rate (e)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K Shares
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$438.90	$356.72	$287.55	$358.92	$286.97
Income (loss) from investment operations:
Net investment income (loss) (a)	7.02	8.93	5.73	3.53	5.43
Net realized and unrealized gain (loss)	71.23	80.39	69.80	(68.82)	76.42
Total from investment operations	78.25	89.32	75.53	(65.29)	81.85
Contribution from affiliates	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	(6.31)	(7.14)	(5.15)	(3.14)	(4.95)
Net realized gains	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	(7.35)	(7.14)	(6.36)	(6.21)	(9.90)
Net asset value, end of period	$509.80	$438.90	$356.72	$287.55	$358.92
Total return (b)	17.81%	24.99%	26.26%	(18.15)%(c)	28.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,154,444	$8,456,146	$4,819,793	$3,139,654	$2,950,849
Ratios to Average Net Assets:
Total expenses (d)	0.08%	0.08%	0.09%	0.08%	0.10%
Net expenses (d)	0.01%	0.00%(e)	0.00%(e)	0.00%(e)	0.02%
Net investment income (loss)	1.50%	2.18%	1.77%	1.14%	1.65%
Portfolio turnover rate (f)	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.7%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$750,000	$728,662
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	92,454
2.60%, 8/1/2031	200,000	181,512
5.30%, 11/1/2034 (a)	200,000	204,104
		1,206,732
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	50,000	47,383
3.25%, 2/1/2028	50,000	49,156
3.25%, 3/1/2028	25,000	24,532
3.38%, 6/15/2046	25,000	17,679
3.50%, 3/1/2039	250,000	204,030
3.55%, 3/1/2038	165,000	138,950
3.63%, 2/1/2031	30,000	28,828
3.65%, 3/1/2047	100,000	72,876
3.75%, 2/1/2050	50,000	36,396
3.83%, 3/1/2059	250,000	174,260
5.04%, 5/1/2027	150,000	151,532
5.15%, 5/1/2030	1,200,000	1,233,048
5.71%, 5/1/2040	1,150,000	1,175,219
5.81%, 5/1/2050	200,000	197,000
5.93%, 5/1/2060	900,000	882,819
6.26%, 5/1/2027	385,000	395,087
6.30%, 5/1/2029	625,000	663,819
6.39%, 5/1/2031	55,000	59,674
6.53%, 5/1/2034	430,000	475,692
6.86%, 5/1/2054	695,000	779,971
7.01%, 5/1/2064	1,075,000	1,218,082
Embraer Netherlands Finance BV:
5.40%, 1/9/2038	115,000	113,058
5.98%, 2/11/2035	80,000	84,858
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	202,052
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	488,535
General Dynamics Corp.:
2.25%, 6/1/2031	45,000	40,897
2.85%, 6/1/2041	790,000	595,470
3.63%, 4/1/2030	100,000	98,176
4.25%, 4/1/2050	60,000	50,748
4.95%, 8/15/2035	625,000	637,481
General Electric Co.:
4.30%, 7/29/2030	165,000	166,374
4.90%, 1/29/2036	750,000	761,227
Hexcel Corp. 5.88%, 2/26/2035	70,000	73,312
Howmet Aerospace, Inc.:
4.55%, 11/15/2032	80,000	80,365
Security Description	Principal Amount	Value
4.85%, 10/15/2031	$500,000	$513,135
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,247
4.40%, 6/15/2028	100,000	100,773
5.35%, 6/1/2034	800,000	827,792
5.40%, 1/15/2027	1,000,000	1,014,380
5.40%, 7/31/2033	250,000	260,432
5.50%, 8/15/2054 (a)	100,000	97,772
5.60%, 7/31/2053	75,000	74,480
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	357,985
3.60%, 3/1/2035	50,000	46,162
3.90%, 6/15/2032 (a)	70,000	68,566
4.15%, 6/15/2053	500,000	399,865
4.40%, 8/15/2030	500,000	504,860
4.70%, 12/15/2031	40,000	40,989
4.70%, 5/15/2046	110,000	99,702
4.80%, 8/15/2034	500,000	504,870
5.00%, 8/15/2035	140,000	142,710
5.20%, 2/15/2055 (a)	75,000	70,607
5.25%, 1/15/2033	500,000	525,350
5.70%, 11/15/2054	500,000	504,470
5.90%, 11/15/2063	500,000	517,035
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	542,696
4.03%, 10/15/2047	100,000	80,368
4.65%, 7/15/2030	555,000	564,968
4.70%, 3/15/2033	205,000	206,937
4.75%, 6/1/2043	25,000	23,027
4.95%, 3/15/2053 (a)	515,000	464,654
5.20%, 6/1/2054	750,000	701,430
5.25%, 7/15/2035	35,000	36,237
RTX Corp.:
1.90%, 9/1/2031	125,000	109,719
2.25%, 7/1/2030	700,000	644,770
2.38%, 3/15/2032	750,000	667,980
2.82%, 9/1/2051	200,000	124,754
3.13%, 5/4/2027	200,000	197,908
3.13%, 7/1/2050	200,000	134,644
3.50%, 3/15/2027	136,000	135,320
4.13%, 11/16/2028	1,060,000	1,063,392
4.35%, 4/15/2047	450,000	380,880
4.45%, 11/16/2038	20,000	18,794
4.50%, 6/1/2042	600,000	542,406
4.63%, 11/16/2048	35,000	30,493
5.38%, 2/27/2053	600,000	576,066
6.00%, 3/15/2031	350,000	377,034
6.40%, 3/15/2054	750,000	825,510
		26,554,755
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	221,185
3.40%, 2/4/2041	550,000	425,172
3.88%, 9/16/2046	100,000	75,215
4.45%, 5/6/2050	500,000	400,295

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.50%, 8/6/2030	$125,000	$125,855
4.50%, 5/2/2043	25,000	21,358
4.80%, 2/14/2029	1,040,000	1,057,888
5.25%, 8/6/2035	105,000	106,275
5.63%, 2/6/2035	500,000	519,820
5.80%, 2/14/2039	285,000	293,587
5.95%, 2/14/2049 (a)	75,000	75,038
6.20%, 11/1/2028	500,000	527,570
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	105,651
3.25%, 3/27/2030	250,000	241,510
4.50%, 8/15/2033	500,000	500,235
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	505,276
2.73%, 3/25/2031	50,000	46,084
3.46%, 9/6/2029	100,000	97,374
3.56%, 8/15/2027	100,000	99,228
3.98%, 9/25/2050	250,000	182,153
4.39%, 8/15/2037	100,000	92,008
4.54%, 8/15/2047	105,000	87,197
4.70%, 4/2/2027	250,000	251,582
4.76%, 9/6/2049	100,000	84,515
5.35%, 8/15/2032	750,000	779,265
5.63%, 8/15/2035	1,000,000	1,042,030
6.25%, 8/15/2055	180,000	185,855
6.42%, 8/2/2033	250,000	276,040
7.08%, 8/2/2043	200,000	224,684
7.08%, 8/2/2053	125,000	141,871
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	251,972
5.93%, 2/2/2029	355,000	372,562
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	183,690
3.75%, 9/25/2027	30,000	29,909
4.20%, 9/17/2029	350,000	350,210
4.55%, 8/4/2030	200,000	201,804
5.15%, 8/4/2035	200,000	203,228
Philip Morris International, Inc.:
1.75%, 11/1/2030	150,000	133,676
2.10%, 5/1/2030	550,000	503,657
3.13%, 3/2/2028	200,000	196,756
3.88%, 10/27/2028	150,000	149,810
4.00%, 10/29/2030	250,000	247,597
4.13%, 4/28/2028	500,000	502,265
4.13%, 3/4/2043	25,000	21,183
4.25%, 10/29/2032	250,000	245,952
4.25%, 11/10/2044	250,000	212,490
4.38%, 11/1/2027	750,000	756,840
4.38%, 4/30/2030	250,000	251,575
4.50%, 3/20/2042	50,000	44,696
4.63%, 11/1/2029	150,000	152,421
4.63%, 10/29/2035	405,000	396,276
4.88%, 2/15/2028	100,000	101,882
4.88%, 4/30/2035	475,000	476,610
4.90%, 11/1/2034	150,000	151,164
Security Description	Principal Amount	Value
5.13%, 2/15/2030	$100,000	$103,350
5.25%, 2/13/2034	750,000	775,597
5.38%, 2/15/2033	100,000	104,661
5.63%, 9/7/2033	400,000	424,212
5.75%, 11/17/2032	750,000	801,292
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	26,102
5.85%, 8/15/2045	1,175,000	1,156,165
		18,321,420
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	52,618	49,504
Series 2017-2, Class AA, 3.35%, 4/15/2031	59,408	57,406
Class A, 4.90%, 11/11/2039	675,000	669,965
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	67,113	64,642
Delta Air Lines, Inc.:
4.95%, 7/10/2028	165,000	167,932
5.25%, 7/10/2030	175,000	179,916
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	16,820	15,927
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	92,913
5.13%, 6/15/2027	700,000	708,722
5.25%, 11/15/2035	750,000	733,965
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	47,539	43,491
Series 2016-1, Class AA, 3.10%, 1/7/2030	28,894	28,139
Series 2018-1, Class AA, 3.50%, 9/1/2031	74,819	72,306
Series 2019-1, Class AA, 4.15%, 2/25/2033	50,757	49,766
Series 2023-1, Class A, 5.80%, 7/15/2037	699,728	730,488
Series 2020-1, Class A, 5.88%, 4/15/2029	200,634	205,263
		3,870,345
APPAREL — 0.0% *
NIKE, Inc.:
2.75%, 3/27/2027	500,000	494,155
2.85%, 3/27/2030	500,000	476,990
3.25%, 3/27/2040	200,000	162,248
3.38%, 3/27/2050	150,000	107,530
3.88%, 11/1/2045	30,000	24,195
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	14,253

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.00%, 6/15/2032	$665,000	$683,547
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	410,544
5.50%, 3/11/2035	35,000	35,812
		2,409,274
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	115,000	110,167
Series MTN, 2.25%, 1/12/2029	100,000	94,642
4.55%, 7/9/2027	210,000	212,014
4.55%, 3/3/2028	500,000	505,250
Series GMTN, 4.85%, 10/23/2031	250,000	254,610
4.90%, 3/12/2027	100,000	101,090
4.90%, 3/13/2029	100,000	102,158
Series GMTN, 4.90%, 1/10/2034 (a)	125,000	125,551
Series GMTN, 5.05%, 7/10/2031	250,000	256,620
5.15%, 7/9/2032	250,000	256,817
5.65%, 11/15/2028	100,000	104,293
Series GMTN, 5.85%, 10/4/2030	175,000	185,805
Cummins, Inc.:
1.50%, 9/1/2030	200,000	178,530
4.70%, 2/15/2031	100,000	102,107
5.15%, 2/20/2034	60,000	62,135
5.30%, 5/9/2035	600,000	622,608
5.45%, 2/20/2054	500,000	492,260
Ford Motor Co. 3.25%, 2/12/2032	750,000	661,515
Ford Motor Credit Co. LLC:
5.30%, 9/6/2029	1,000,000	1,006,260
5.73%, 9/5/2030	1,000,000	1,015,850
5.80%, 3/8/2029	500,000	510,935
5.85%, 5/17/2027	300,000	304,539
5.87%, 10/31/2035	250,000	246,960
5.88%, 11/7/2029	500,000	513,170
5.92%, 3/20/2028	200,000	204,616
6.13%, 3/8/2034	750,000	761,565
6.50%, 2/7/2035	1,000,000	1,035,760
6.53%, 3/19/2032	200,000	209,070
6.80%, 5/12/2028	1,000,000	1,043,350
6.80%, 11/7/2028	200,000	209,678
7.12%, 11/7/2033	200,000	214,878
7.35%, 3/6/2030	1,000,000	1,073,260
General Motors Co.:
5.15%, 4/1/2038	200,000	192,370
5.20%, 4/1/2045	200,000	179,712
5.35%, 4/15/2028	85,000	87,092
5.63%, 4/15/2030	200,000	208,342
6.25%, 4/15/2035	200,000	212,090
Security Description	Principal Amount	Value
6.60%, 4/1/2036	$100,000	$108,812
6.75%, 4/1/2046 (a)	25,000	26,751
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	100,000	96,274
2.40%, 10/15/2028	250,000	238,365
2.70%, 6/10/2031	500,000	452,830
4.30%, 4/6/2029	150,000	149,700
4.35%, 1/17/2027	185,000	185,337
5.00%, 4/9/2027	500,000	505,340
5.00%, 7/15/2027	750,000	759,682
5.05%, 4/4/2028	210,000	213,807
5.35%, 7/15/2027	135,000	137,388
5.35%, 1/7/2030	1,500,000	1,548,795
5.40%, 5/8/2027	1,500,000	1,524,780
5.45%, 7/15/2030 (a)	250,000	259,642
5.45%, 9/6/2034	110,000	111,621
5.55%, 7/15/2029	545,000	564,969
5.60%, 6/18/2031	65,000	67,737
5.80%, 6/23/2028	750,000	777,037
5.90%, 1/7/2035 (a)	250,000	260,347
5.95%, 4/4/2034	545,000	570,877
6.00%, 1/9/2028	100,000	103,329
6.10%, 1/7/2034	300,000	317,865
6.15%, 7/15/2035	115,000	121,269
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	750,000	737,557
4.44%, 7/8/2028	650,000	655,674
4.69%, 7/8/2030	250,000	252,923
5.34%, 7/8/2035	250,000	255,340
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	105,000	103,039
4.00%, 8/8/2028	585,000	588,674
Series R, 4.00%, 11/7/2028	90,000	90,383
4.25%, 6/23/2027	150,000	151,163
4.45%, 8/6/2027	165,000	166,921
4.55%, 3/3/2028	200,000	203,276
4.60%, 1/10/2028	100,000	101,833
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	57,578
Series MTN, 1.90%, 4/6/2028	100,000	95,877
Series GMTN, 3.05%, 1/11/2028	50,000	49,289
4.05%, 9/5/2028	120,000	120,581
Series MTN, 4.35%, 10/8/2027	100,000	100,990
4.55%, 8/9/2029	750,000	762,202
4.60%, 1/8/2027	100,000	100,848
Series MTN, 4.60%, 10/10/2031	100,000	101,393
4.63%, 1/12/2028	125,000	126,898
4.65%, 9/3/2032	200,000	201,796

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series MTN, 4.65%, 1/5/2029	$1,000,000	$1,018,030
4.80%, 5/15/2030	500,000	512,755
4.95%, 1/9/2030	100,000	103,009
Series B, 5.00%, 3/19/2027	350,000	355,043
5.05%, 5/16/2029	400,000	412,684
5.10%, 3/21/2031	1,250,000	1,297,525
5.35%, 1/9/2035	100,000	104,679
5.45%, 11/10/2027	200,000	205,868
5.55%, 11/20/2030	250,000	264,422
		32,058,473
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	250,000	160,715
4.15%, 5/1/2052	500,000	384,810
4.40%, 10/1/2046	30,000	24,422
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	48,992
4.95%, 8/15/2029	100,000	102,353
5.40%, 8/15/2034	75,000	77,373
Lear Corp.:
3.50%, 5/30/2030	25,000	24,015
3.55%, 1/15/2052	500,000	339,460
4.25%, 5/15/2029	25,000	24,914
5.25%, 5/15/2049 (a)	30,000	27,098
Magna International, Inc.:
5.50%, 3/21/2033	200,000	209,470
5.88%, 6/1/2035	75,000	79,471
		1,503,093
BANKS — 5.0%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	200,616
4.62%, 12/16/2029 (a)	250,000	255,187
4.75%, 1/18/2027	300,000	302,868
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	250,000	259,172
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	400,000	426,264
Banco Santander SA:
2.75%, 12/3/2030	200,000	182,174
2.96%, 3/25/2031	200,000	185,906
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (b)	400,000	366,540
4.38%, 4/12/2028	200,000	201,036
4.55%, 11/6/2030	200,000	200,288
5.13%, 11/6/2035	600,000	601,374
5.29%, 8/18/2027	1,000,000	1,018,450
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (b)	600,000	611,394
5.44%, 7/15/2031	250,000	262,897
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	200,000	207,022
Security Description	Principal Amount	Value
5.57%, 1/17/2030	$1,000,000	$1,041,400
5.59%, 8/8/2028	300,000	310,947
6.03%, 1/17/2035	200,000	214,510
6.92%, 8/8/2033	200,000	221,714
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	500,000	449,130
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	100,000	89,411
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	700,000	667,471
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	200,000	178,836
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	200,000	175,744
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	250,000	232,853
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	200,000	196,792
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	200,000	180,300
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	735,000	684,873
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	150,000	137,753
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	3,350,000	2,469,084
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	1,650,000	1,513,347
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (b)	275,000	174,699
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	75,000	71,389
SOFR + 1.56%, 2.97%, 7/21/2052 (a)(b)	200,000	131,150
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	875,000	799,837
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	2,100,000	2,028,432
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	700,000	552,307
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	2,250,000	2,223,697
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b)	350,000	252,126
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	250,000	248,298
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	200,000	188,742
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b)	100,000	79,840

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	$150,000	$149,174
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (b)	150,000	133,886
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	1,600,000	1,284,832
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b)	200,000	186,486
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	500,000	502,110
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	250,000	250,958
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (b)	150,000	130,152
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	500,000	498,895
SOFR + 1.11%, 4.62%, 5/9/2029 (b)	1,735,000	1,757,555
Series MTN, 4.88%, 4/1/2044	50,000	47,459
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	250,000	253,500
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	500,000	509,250
Series MTN, 5.00%, 1/21/2044	100,000	96,515
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	500,000	509,865
SOFR + 1.00%, 5.16%, 1/24/2031 (b)	1,625,000	1,678,300
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	1,450,000	1,485,307
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	700,000	721,861
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b)	600,000	613,674
SOFR + 1.64%, 5.46%, 5/9/2036 (b)	850,000	884,382
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	450,000	468,733
SOFR + 1.31%, 5.51%, 1/24/2036 (b)	1,190,000	1,242,895
SOFR + 1.74%, 5.52%, 10/25/2035 (b)	350,000	358,925
SOFR + 1.70%, 5.74%, 2/12/2036 (b)	505,000	526,594
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	300,000	312,792
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	1,050,000	1,120,539
6.11%, 1/29/2037	75,000	80,875
Security Description	Principal Amount	Value
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	$325,000	$337,672
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	200,000	179,938
SOFR + 0.75%, 4.06%, 9/22/2028 (b)	180,000	180,063
SOFR + 1.08%, 4.35%, 9/22/2031 (a)(b)	150,000	149,747
SOFR + 1.25%, 4.64%, 9/10/2030 (b)	500,000	506,530
SOFR + 0.67%, 5.00%, 1/27/2029 (b)	350,000	356,569
5.20%, 2/1/2028 (a)	100,000	102,525
5.37%, 6/4/2027 (a)	350,000	357,238
5.51%, 6/4/2031	300,000	315,615
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (b)	1,000,000	1,016,450
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	94,936
Series J, 1.90%, 1/25/2029	150,000	141,330
Series MTN, 3.25%, 5/16/2027	100,000	99,315
Series MTN, 3.30%, 8/23/2029	250,000	242,933
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	250,000	248,733
SOFR + 0.84%, 4.89%, 7/21/2028 (b)	100,000	101,503
SOFR + 0.89%, 4.94%, 2/11/2031 (b)	1,250,000	1,285,687
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	350,000	356,783
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (b)	500,000	514,560
SOFR + 1.23%, 5.06%, 7/22/2032 (b)	100,000	103,624
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (a)(b)	335,000	345,807
SOFR + 1.77%, 5.61%, 7/21/2039 (b)	65,000	68,242
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	145,000	149,885
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	115,000	124,017
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b)	250,000	279,567
Bank of Nova Scotia:
2.15%, 8/1/2031	100,000	89,096
2.95%, 3/11/2027	100,000	98,934
SOFR + 0.76%, 4.04%, 9/15/2028 (b)	250,000	249,985

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 1.09%, 4.34%, 9/15/2031 (b)	$250,000	$249,105
SOFR + 1.00%, 4.40%, 9/8/2028 (b)	500,000	502,805
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	500,000	487,375
SOFR + 1.44%, 4.74%, 11/10/2032 (b)	200,000	202,388
4.85%, 2/1/2030	85,000	87,013
SOFR + 0.89%, 4.93%, 2/14/2029 (b)	750,000	764,475
Series GMTN, 5.45%, 8/1/2029	145,000	150,962
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	200,000	182,120
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	200,000	181,762
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (b)	250,000	192,948
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (b)	250,000	235,923
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b)	550,000	441,699
SOFR + 1.08%, 4.48%, 11/11/2029 (b)	265,000	266,436
SOFR + 1.34%, 4.84%, 9/10/2028 (b)	500,000	505,770
SOFR + 1.56%, 4.94%, 9/10/2030 (b)	200,000	203,820
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (b)	200,000	203,298
5.25%, 8/17/2045	25,000	24,031
SOFR + 1.91%, 5.34%, 9/10/2035 (b)	200,000	203,238
SOFR + 1.23%, 5.37%, 2/25/2031 (b)	1,000,000	1,033,230
SOFR + 1.49%, 5.67%, 3/12/2028 (b)	1,000,000	1,017,940
SOFR + 1.74%, 5.69%, 3/12/2030 (b)	800,000	832,352
SOFR + 1.59%, 5.79%, 2/25/2036 (a)(b)	1,200,000	1,256,424
SOFR + 1.83%, 5.86%, 8/11/2046 (b)	550,000	563,810
SOFR + 2.42%, 6.04%, 3/12/2055 (b)	350,000	367,979
SOFR + 2.98%, 6.22%, 5/9/2034 (b)	200,000	215,230
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	250,000	264,147
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	200,000	221,336
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	200,000	211,394
Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032 (a)	$90,000	$85,772
SOFR + 0.60%, 4.24%, 9/8/2028 (b)	235,000	235,900
SOFR + 1.17%, 4.58%, 9/8/2031 (a)(b)	350,000	352,751
SOFR + 1.34%, 4.63%, 9/11/2030 (a)(b)	160,000	162,246
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	1,100,000	1,108,679
SOFR + 1.03%, 4.86%, 3/30/2029 (b)	150,000	152,483
SOFR + 1.11%, 5.25%, 1/13/2031 (b)	100,000	103,182
5.26%, 4/8/2029 (a)	65,000	67,309
6.09%, 10/3/2033	125,000	135,810
Citibank NA:
4.58%, 5/29/2027	415,000	419,312
4.84%, 8/6/2029	455,000	465,501
4.91%, 5/29/2030	1,355,000	1,393,943
5.57%, 4/30/2034	250,000	264,552
5.80%, 9/29/2028	350,000	367,108
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	145,000	129,879
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	860,000	780,588
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	150,000	138,992
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	3,000,000	2,213,160
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	100,000	95,230
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	135,000	123,618
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	700,000	692,055
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	250,000	247,823
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	100,000	99,385
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	500,000	476,435
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	250,000	249,523
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	250,000	249,768
4.13%, 7/25/2028	70,000	69,982
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (b)	150,000	126,362

See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	$1,750,000	$1,749,562
4.45%, 9/29/2027	650,000	654,160
SOFR + 1.17%, 4.50%, 9/11/2031 (b)	1,220,000	1,223,294
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	1,050,000	1,057,938
SOFR + 1.14%, 4.64%, 5/7/2028 (b)	350,000	352,828
4.65%, 7/30/2045	25,000	22,493
4.65%, 7/23/2048	250,000	220,820
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	500,000	504,330
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	350,000	355,127
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	500,000	505,760
SOFR + 1.46%, 4.95%, 5/7/2031 (b)	350,000	357,350
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	550,000	564,503
SOFR + 1.49%, 5.17%, 9/11/2036 (b)	210,000	212,203
5.30%, 5/6/2044	50,000	48,588
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	250,000	250,088
SOFR + 1.47%, 5.33%, 3/27/2036 (b)	500,000	511,430
SOFR + 1.45%, 5.45%, 6/11/2035 (b)	300,000	310,317
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (b)	750,000	768,937
SOFR + 1.75%, 5.61%, 3/4/2056 (b)	850,000	847,280
SOFR + 2.06%, 5.83%, 2/13/2035 (b)	250,000	260,040
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	820,000	860,270
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	285,000	303,397
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	885,000	963,632
6.68%, 9/13/2043	175,000	194,719
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	69,784
SOFR + 1.26%, 5.25%, 3/5/2031 (b)	655,000	672,659
SOFR + 1.91%, 5.72%, 7/23/2032 (b)	300,000	314,886
SOFR + 2.01%, 5.84%, 1/23/2030 (b)	125,000	130,399
SOFR + 2.33%, 6.65%, 4/25/2035 (b)	190,000	208,890
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a)(b)	250,000	251,898
Security Description	Principal Amount	Value
Comerica, Inc. 4.00%, 2/1/2029	$50,000	$49,502
Commonwealth Bank of Australia 4.42%, 3/14/2028	250,000	253,178
Cooperatieve Rabobank UA:
3.96%, 10/17/2028	250,000	250,975
4.37%, 5/27/2027	250,000	252,113
4.88%, 1/21/2028 (a)	1,250,000	1,278,175
5.75%, 12/1/2043	50,000	50,479
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	500,000	491,825
SOFR + 1.10%, 4.47%, 12/10/2031 (b)	680,000	677,552
SOFR + 1.30%, 4.95%, 8/4/2031 (b)	180,000	181,930
SOFR + 1.70%, 5.00%, 9/11/2030 (b)	150,000	152,244
SOFR + 1.72%, 5.30%, 5/9/2031 (b)	650,000	665,944
SOFR + 1.21%, 5.37%, 1/10/2029 (b)	165,000	168,379
SOFR + 2.05%, 5.40%, 9/11/2035 (a)(b)	505,000	514,999
5.41%, 5/10/2029	1,000,000	1,038,950
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	150,000	152,400
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	150,000	157,017
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	200,000	219,886
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	490,585
3.95%, 3/14/2028	100,000	99,819
SOFR + 1.36%, 4.06%, 4/25/2028 (b)	60,000	59,910
SOFR + 1.49%, 4.90%, 9/6/2030 (b)	90,000	91,472
SOFR + 1.84%, 5.63%, 1/29/2032 (b)	435,000	456,606
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	750,000	789,630
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (b)	250,000	252,313
First Citizens BancShares, Inc. SOFR + 1.41%, 5.23%, 3/12/2031 (b)	250,000	253,725
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (b)	160,000	165,322
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (b)	350,000	357,294

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	$90,000	$79,923
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	525,000	470,295
2.60%, 2/7/2030	750,000	704,932
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	180,000	164,142
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	590,000	580,820
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	115,000	103,777
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	200,000	184,110
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	655,000	504,795
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	1,350,000	1,056,010
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	500,000	497,120
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	250,000	248,728
3.80%, 3/15/2030	250,000	246,035
3.85%, 1/26/2027	2,000,000	1,998,520
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (b)	200,000	179,838
SOFR + 0.90%, 4.15%, 10/21/2029 (b)	295,000	294,911
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	500,000	500,925
SOFR + 1.06%, 4.37%, 10/21/2031 (b)	350,000	349,272
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (b)	350,000	323,137
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	385,000	387,595
SOFR + 1.14%, 4.69%, 10/23/2030 (b)	85,000	86,164
4.75%, 10/21/2045	50,000	45,359
Series MTN, 4.80%, 7/8/2044	50,000	46,293
SOFR + 1.32%, 4.94%, 4/23/2028 (b)	180,000	182,054
SOFR + 1.33%, 4.94%, 10/21/2036 (b)	1,220,000	1,211,338
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	1,195,000	1,201,142
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	1,140,000	1,168,044
5.15%, 5/22/2045	250,000	234,085
SOFR + 1.08%, 5.21%, 1/28/2031 (b)	205,000	211,714
Security Description	Principal Amount	Value
SOFR + 1.58%, 5.22%, 4/23/2031 (b)	$2,120,000	$2,188,942
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	1,120,000	1,150,240
SOFR + 1.38%, 5.54%, 1/28/2036 (b)	1,265,000	1,313,728
SOFR + 1.58%, 5.56%, 11/19/2045 (b)	400,000	400,372
SOFR + 1.27%, 5.73%, 4/25/2030 (b)	150,000	156,696
SOFR + 1.70%, 5.73%, 1/28/2056 (b)	785,000	795,244
SOFR + 1.55%, 5.85%, 4/25/2035 (b)	60,000	63,815
5.95%, 1/15/2027	50,000	50,995
6.25%, 2/1/2041	200,000	219,114
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	1,000,000	1,061,010
SOFR + 1.95%, 6.56%, 10/24/2034 (b)	750,000	835,432
6.75%, 10/1/2037	150,000	167,601
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	200,000	193,032
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	200,000	190,140
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	200,000	182,776
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	200,000	186,930
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	250,000	249,665
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	250,000	252,263
SOFR + 1.19%, 4.62%, 11/6/2031 (b)	435,000	436,135
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	500,000	498,050
SOFR + 1.03%, 4.90%, 3/3/2029 (b)	955,000	968,857
4.95%, 3/31/2030	250,000	256,310
SOFR + 1.29%, 5.13%, 3/3/2031 (b)	250,000	256,057
SOFR + 1.43%, 5.13%, 11/6/2036 (b)	870,000	871,810
SOFR + 1.57%, 5.24%, 5/13/2031 (b)	2,295,000	2,364,424
5.25%, 3/14/2044 (a)	250,000	243,328
SOFR + 1.29%, 5.29%, 11/19/2030 (b)	1,000,000	1,031,620
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	250,000	259,005
SOFR + 1.56%, 5.45%, 3/3/2036 (b)	200,000	206,420

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 1.46%, 5.55%, 3/4/2030 (a)(b)	$250,000	$259,067
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	500,000	509,530
SOFR + 1.78%, 5.72%, 3/4/2035 (b)	250,000	263,660
SOFR + 1.52%, 5.73%, 5/17/2032 (b)	1,000,000	1,054,040
SOFR + 1.96%, 5.74%, 9/10/2036 (b)	510,000	524,617
SOFR + 1.88%, 5.79%, 5/13/2036 (b)	265,000	279,766
SOFR + 1.90%, 5.87%, 11/18/2035 (a)(b)	500,000	522,095
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	750,000	780,712
SOFR + 2.39%, 6.25%, 3/9/2034 (b)	200,000	217,502
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	1,000,000	1,095,530
6.50%, 9/15/2037 (a)	1,200,000	1,298,340
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	500,000	528,560
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	500,000	586,335
HSBC USA, Inc.:
4.65%, 6/3/2028 (a)	205,000	208,186
5.29%, 3/4/2027	500,000	507,840
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (b)	145,000	149,285
SOFR + 1.87%, 5.71%, 2/2/2035 (a)(b)	200,000	209,098
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (a)(b)	500,000	521,370
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	300,000	314,628
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	250,000	251,418
SOFR + 0.72%, 4.87%, 4/12/2028 (b)	500,000	504,130
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	200,000	200,020
4.55%, 10/2/2028	200,000	202,428
SOFR + 1.01%, 4.86%, 3/25/2029 (b)	1,300,000	1,319,019
SOFR + 1.23%, 5.07%, 3/25/2031 (b)	300,000	307,335
SOFR + 1.44%, 5.34%, 3/19/2030 (a)(b)	210,000	216,678
SOFR + 1.61%, 5.53%, 3/25/2036 (b)	250,000	259,595
SOFR + 2.09%, 6.11%, 9/11/2034 (b)	200,000	216,142
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	$100,000	$88,805
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	650,000	579,611
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	200,000	195,010
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	500,000	465,690
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (b)	100,000	71,955
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	155,000	139,830
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	905,000	827,297
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	620,000	612,572
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	565,000	533,377
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	100,000	91,716
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (b)	165,000	129,599
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	250,000	169,958
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (b)	1,700,000	1,318,503
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	485,000	344,074
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	185,000	183,204
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	200,000	198,884
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	125,000	123,121
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	250,000	249,410
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (b)	200,000	179,546
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (b)	1,100,000	886,215
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (b)	50,000	40,830

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	$200,000	$200,620
4.25%, 10/1/2027	80,000	80,594
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b)	100,000	84,950
SOFR + 0.93%, 4.26%, 10/22/2031 (b)	280,000	279,068
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	500,000	501,960
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	250,000	252,070
SOFR + 0.86%, 4.51%, 10/22/2028 (b)	140,000	141,406
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	140,000	141,617
SOFR + 1.04%, 4.60%, 10/22/2030 (b)	265,000	268,668
SOFR + 1.19%, 4.81%, 10/22/2036 (b)	840,000	834,607
4.85%, 2/1/2044 (a)	50,000	47,318
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	500,000	506,360
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	1,000,000	1,019,130
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	1,225,000	1,247,515
4.95%, 6/1/2045	50,000	47,144
SOFR + 1.34%, 4.95%, 10/22/2035 (b)	130,000	131,243
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	95,000	96,378
SOFR + 1.13%, 5.00%, 7/22/2030 (b)	200,000	205,296
SOFR + 1.31%, 5.01%, 1/23/2030 (b)	100,000	102,545
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	625,000	631,419
SOFR + 1.44%, 5.10%, 4/22/2031 (b)	1,645,000	1,698,479
SOFR + 1.01%, 5.14%, 1/24/2031 (b)	915,000	945,808
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	1,085,000	1,120,067
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	915,000	941,828
SOFR + 1.62%, 5.34%, 1/23/2035 (b)	1,095,000	1,135,493
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	1,065,000	1,107,451
5.40%, 1/6/2042	50,000	50,902
5.50%, 10/15/2040	150,000	156,506
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	235,000	245,831
Security Description	Principal Amount	Value
SOFR + 1.55%, 5.53%, 11/29/2045 (b)	$1,500,000	$1,521,015
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	600,000	611,970
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	1,395,000	1,464,750
SOFR + 1.16%, 5.58%, 4/22/2030 (b)	4,085,000	4,261,227
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	1,145,000	1,186,609
5.63%, 8/16/2043	250,000	256,622
SOFR + 2.58%, 5.72%, 9/14/2033 (a)(b)	750,000	794,820
SOFR + 1.49%, 5.77%, 4/22/2035 (b)	395,000	420,553
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	290,000	305,463
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	200,000	219,476
KeyBank NA:
4.39%, 12/14/2027	300,000	301,512
5.00%, 1/26/2033	500,000	504,865
5.85%, 11/15/2027 (a)	250,000	257,570
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	97,739
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (b)	250,000	256,752
Kreditanstalt fuer Wiederaufbau:
3.00%, 5/20/2027	225,000	223,299
3.75%, 2/15/2028	425,000	426,598
3.88%, 6/15/2028	795,000	800,788
4.00%, 3/15/2029	580,000	586,972
4.13%, 7/15/2033 (a)	1,000,000	1,005,420
4.38%, 3/1/2027	1,510,000	1,523,469
4.38%, 2/28/2034	910,000	927,627
4.75%, 10/29/2030	400,000	417,204
Landwirtschaftliche Rentenbank:
Series 44, 3.88%, 6/14/2028	750,000	754,995
Series MTN, 5.00%, 10/24/2033	250,000	265,035
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	99,856
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	200,000	199,280
4.34%, 1/9/2048 (a)	200,000	164,826
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (b)	200,000	199,402
4.55%, 8/16/2028	250,000	253,100
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (b)	200,000	203,288
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (b)	250,000	247,318

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b)	$250,000	$254,062
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (b)	500,000	509,420
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	500,000	506,785
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (b)	200,000	209,002
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (a)(b)	500,000	526,285
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b)	500,000	518,340
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	750,000	789,030
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	250,000	291,580
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	165,000	165,879
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	60,000	60,917
SOFR + 1.40%, 5.18%, 7/8/2031 (b)	90,000	92,333
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b)	65,000	66,046
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (b)	560,000	565,813
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	506,860
SOFR + 0.95%, 4.76%, 7/6/2028 (b)	500,000	504,415
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	500,000	445,640
3.29%, 7/25/2027	50,000	49,564
3.68%, 2/22/2027	50,000	49,899
3.74%, 3/7/2029	250,000	247,663
3.96%, 3/2/2028	50,000	50,048
4.05%, 9/11/2028 (a)	100,000	100,312
4.29%, 7/26/2038 (a)	35,000	33,098
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (b)	700,000	703,416
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	250,000	253,643
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (b)	250,000	257,655
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (b)	200,000	203,252
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (b)	200,000	206,080
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (b)	700,000	717,969
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (b)	950,000	978,566
Security Description	Principal Amount	Value
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b)	$200,000	$204,462
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	500,000	513,970
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (b)	700,000	727,916
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b)	200,000	209,208
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b)	200,000	209,172
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (b)	200,000	208,382
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (b)	250,000	261,327
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (b)	250,000	261,865
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	500,000	454,615
2.56%, 9/13/2031 (a)	215,000	192,298
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	200,000	189,964
4.02%, 3/5/2028	200,000	200,642
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (b)	700,000	708,680
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (b)	200,000	205,682
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (a)(b)	250,000	256,807
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b)	200,000	206,818
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (b)	300,000	310,137
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	200,000	204,790
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (a)(b)	250,000	258,892
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a)(b)	500,000	523,435
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (b)	250,000	261,612
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	350,000	362,449
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b)	200,000	211,864
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	240,000	249,478
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	65,000	57,104
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	525,000	460,645
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	3,700,000	3,285,711

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	$670,000	$659,267
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	200,000	175,798
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	110,000	98,657
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	250,000	234,600
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	250,000	158,998
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	135,000	123,215
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	1,395,000	1,091,364
3.59%, 7/22/2028 (b)	100,000	99,314
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	500,000	485,665
3.63%, 1/20/2027	100,000	99,725
3.95%, 4/23/2027	25,000	24,982
3.97%, 7/22/2038 (b)	100,000	90,019
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (b)	180,000	179,845
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	175,000	175,354
4.30%, 1/27/2045	50,000	43,326
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (b)	745,000	742,668
Series MTN, 4.38%, 1/22/2047	100,000	86,386
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	250,000	251,400
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (b)	250,000	235,180
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	920,000	930,911
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (b)	125,000	123,993
SOFR + 1.38%, 4.99%, 4/12/2029 (b)	1,150,000	1,172,896
SOFR + 1.22%, 5.04%, 7/19/2030 (b)	135,000	138,476
SOFR + 1.73%, 5.12%, 2/1/2029 (b)	635,000	648,100
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	155,000	158,498
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	170,000	174,610
SOFR + 1.51%, 5.19%, 4/17/2031 (b)	190,000	195,871
SOFR + 1.11%, 5.23%, 1/15/2031 (b)	265,000	273,167
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	180,000	185,197
Security Description	Principal Amount	Value
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	$160,000	$162,702
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	200,000	205,918
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	190,000	197,625
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	290,000	299,280
SOFR + 1.73%, 5.47%, 1/18/2035 (b)	140,000	145,436
SOFR + 1.71%, 5.52%, 11/19/2055 (b)	1,220,000	1,206,739
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	250,000	261,390
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	500,000	500,275
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	75,000	76,482
SOFR + 1.26%, 5.66%, 4/18/2030 (b)	915,000	953,357
SOFR + 1.76%, 5.66%, 4/17/2036 (b)	2,190,000	2,302,435
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	115,000	122,221
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	1,000,000	1,052,870
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	135,000	142,294
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	250,000	259,622
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	980,000	1,073,992
6.38%, 7/24/2042	65,000	72,327
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	1,040,000	1,102,109
SOFR + 2.05%, 6.63%, 11/1/2034 (b)	230,000	257,025
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	500,000	504,560
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	300,000	304,218
SOFR + 0.91%, 5.02%, 1/12/2029 (b)	1,500,000	1,528,065
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	250,000	254,927
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (b)	845,000	847,400
SOFR + 0.77%, 4.47%, 7/6/2028 (b)	250,000	251,683
SOFR + 1.02%, 4.47%, 11/19/2031 (b)	405,000	405,855
SOFR + 1.08%, 4.73%, 7/18/2031 (b)	1,000,000	1,013,580

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
National Australia Bank Ltd.:
4.31%, 6/13/2028	$350,000	$353,584
4.50%, 10/26/2027	250,000	253,230
4.79%, 1/10/2029	250,000	255,495
4.90%, 1/14/2030	250,000	257,800
4.94%, 1/12/2028	300,000	306,345
5.09%, 6/11/2027	250,000	254,550
National Bank of Canada 4.50%, 10/10/2029	350,000	353,710
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	500,000	493,650
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	200,000	200,780
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (b)	550,000	561,407
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (b)	200,000	205,220
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a)(b)	750,000	793,440
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	750,000	781,402
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	68,614
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	63,000	62,116
3.65%, 8/3/2028	100,000	99,710
4.00%, 5/10/2027	100,000	100,253
4.15%, 11/19/2030	145,000	145,173
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (b)	145,000	145,294
6.13%, 11/2/2032	250,000	272,660
PNC Bank NA:
3.25%, 1/22/2028	250,000	247,308
SOFR + 0.73%, 4.43%, 7/21/2028 (b)	500,000	503,370
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	135,000	121,866
2.55%, 1/22/2030	500,000	470,670
3.15%, 5/19/2027	100,000	99,059
3.45%, 4/23/2029	100,000	98,431
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	100,000	99,266
SOFR + 1.26%, 4.81%, 10/21/2032 (b)	135,000	137,427
SOFR + 1.33%, 4.90%, 5/13/2031 (b)	625,000	639,900
SOFR + 1.34%, 5.30%, 1/21/2028 (b)	1,000,000	1,012,980
SOFR + 1.42%, 5.37%, 7/21/2036 (b)	150,000	154,482
SOFR + 1.60%, 5.40%, 7/23/2035 (b)	2,040,000	2,111,767
Security Description	Principal Amount	Value
SOFR + 1.20%, 5.49%, 5/14/2030 (b)	$500,000	$520,560
SOFR + 1.90%, 5.68%, 1/22/2035 (b)	125,000	131,781
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	200,000	226,264
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (a)(b)	615,000	633,388
SOFR + 1.49%, 5.72%, 6/6/2030 (b)	180,000	187,562
Royal Bank of Canada:
2.05%, 1/21/2027	100,000	98,186
Series GMTN, 2.30%, 11/3/2031	100,000	90,019
3.63%, 5/4/2027	250,000	249,705
3.88%, 5/4/2032	500,000	485,235
SOFR + 0.70%, 4.00%, 11/3/2028 (b)	190,000	190,217
SOFR + 0.98%, 4.31%, 11/3/2031 (b)	250,000	248,793
SOFR + 0.89%, 4.50%, 8/6/2029 (b)	195,000	196,821
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	160,000	161,482
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (b)	200,000	202,732
SOFR + 1.06%, 4.70%, 8/6/2031 (b)	210,000	212,654
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (b)	210,000	211,764
Series GMTN, 4.88%, 1/19/2027	500,000	505,150
Series GMTN, 4.90%, 1/12/2028	500,000	510,165
Series GMTN, 4.95%, 2/1/2029 (a)	500,000	513,400
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (b)	210,000	213,788
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (b)	70,000	71,682
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a)(b)	250,000	255,787
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (b)	250,000	257,372
Series GMTN, 5.20%, 8/1/2028	500,000	515,740
Series MTN, 6.00%, 11/1/2027	200,000	207,616

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	$50,000	$50,150
SOFR + 1.94%, 5.35%, 9/6/2030 (b)	200,000	204,520
SOFR + 1.61%, 5.47%, 3/20/2029 (b)	155,000	158,418
SOFR + 1.88%, 5.74%, 3/20/2031 (a)(b)	780,000	806,731
SOFR + 2.36%, 6.50%, 3/9/2029 (b)	675,000	703,552
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (a)(b)	200,000	198,720
SOFR + 1.07%, 4.32%, 9/22/2029 (b)	700,000	700,434
SOFR + 1.55%, 4.86%, 9/11/2030 (b)	200,000	202,224
SOFR + 1.58%, 5.14%, 9/22/2036 (b)	200,000	198,840
SOFR + 1.52%, 5.69%, 4/15/2031 (b)	500,000	520,865
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	550,000	519,579
2.13%, 7/8/2030	1,000,000	910,590
2.30%, 1/12/2041 (a)	750,000	526,957
3.04%, 7/16/2029	200,000	192,144
3.36%, 7/12/2027	50,000	49,625
3.94%, 7/19/2028	50,000	50,018
4.31%, 10/16/2028 (a)	100,000	100,737
SOFR + 1.19%, 4.66%, 7/8/2031 (b)	500,000	505,080
5.24%, 4/15/2030	1,000,000	1,036,310
SOFR + 1.50%, 5.25%, 7/8/2036 (a)(b)	250,000	256,080
5.42%, 7/9/2031	500,000	523,285
5.52%, 1/13/2028	1,150,000	1,184,373
5.56%, 7/9/2034	200,000	210,110
5.71%, 1/13/2030	350,000	368,098
5.77%, 1/13/2033	200,000	212,906
5.80%, 7/13/2028	500,000	521,155
SOFR + 1.78%, 5.80%, 7/8/2046 (b)	250,000	253,368
Synovus Bank 5.63%, 2/15/2028	250,000	255,107
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031 (a)	100,000	89,275
Series GMTN, 2.45%, 1/12/2032	150,000	134,063
Series MTN, 3.20%, 3/10/2032	200,000	186,290
4.11%, 6/8/2027	200,000	200,492
4.11%, 10/13/2028	250,000	250,508
Security Description	Principal Amount	Value
Series MTN, 4.57%, 6/2/2028	$250,000	$253,035
4.78%, 12/17/2029 (a)	400,000	409,360
Series MTN, 4.81%, 6/3/2030	500,000	510,280
4.86%, 1/31/2028	1,500,000	1,525,095
4.93%, 10/15/2035	250,000	249,988
Series GMTN, 4.98%, 4/5/2027	100,000	101,280
Series GMTN, 4.99%, 4/5/2029	100,000	102,537
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b)	760,000	771,210
5.16%, 1/10/2028	500,000	511,610
Series MTN, 5.52%, 7/17/2028	200,000	207,322
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (b)	250,000	249,700
SOFR + 0.77%, 4.42%, 7/24/2028 (b)	250,000	251,405
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	95,788
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	50,000	47,487
Series MTN, 3.88%, 3/19/2029	100,000	98,754
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	180,000	180,441
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	105,000	106,637
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (b)	250,000	247,355
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (a)(b)	1,415,000	1,453,332
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	250,000	258,360
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b)	110,000	113,871
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	95,000	100,007
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	750,000	797,317
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	350,000	377,989
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	132,780
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	200,000	196,410
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	200,000	180,306
Series DMTN, 3.00%, 7/30/2029	100,000	96,299
SOFR + 1.23%, 4.65%, 2/1/2029 (b)	200,000	202,474

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	$400,000	$403,124
SOFR + 1.06%, 5.05%, 2/12/2031 (b)	115,000	118,176
SOFR + 1.30%, 5.08%, 5/15/2031 (b)	840,000	865,696
SOFR + 1.25%, 5.10%, 7/23/2030 (b)	915,000	941,864
SOFR + 1.56%, 5.38%, 1/23/2030 (b)	130,000	134,598
SOFR + 1.41%, 5.42%, 2/12/2036 (a)(b)	75,000	77,932
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	500,000	527,945
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	750,000	779,587
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	250,000	266,552
SOFR + 2.09%, 5.85%, 10/21/2033 (b)	155,000	165,934
U.S. Bank NA SOFR + 0.91%, 4.73%, 5/15/2028 (b)	1,000,000	1,009,870
UBS AG:
4.50%, 6/26/2048 (a)	1,000,000	872,190
5.65%, 9/11/2028	450,000	469,647
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (b)	55,000	54,982
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	200,000	195,404
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	250,000	233,500
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	1,665,000	1,293,039
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	695,000	648,199
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	665,000	660,604
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	350,000	347,665
SOFR + 0.88%, 4.08%, 9/15/2029 (b)	260,000	259,727
Series MTN, 4.15%, 1/24/2029	250,000	250,530
Series GMTN, 4.30%, 7/22/2027	50,000	50,209
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	150,000	150,948
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	1,250,000	1,075,712
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	165,000	166,813
Security Description	Principal Amount	Value
SOFR + 1.34%, 4.89%, 9/15/2036 (a)(b)	$900,000	$897,120
Series GMTN, 4.90%, 11/17/2045	150,000	135,087
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	500,000	507,905
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (a)(b)	260,000	262,246
SOFR + 1.37%, 4.97%, 4/23/2029 (b)	220,000	224,105
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	1,500,000	1,373,070
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	2,165,000	2,233,739
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	640,000	659,104
SOFR + 1.38%, 5.21%, 12/3/2035 (b)	150,000	153,273
SOFR + 1.11%, 5.24%, 1/24/2031 (b)	1,215,000	1,257,561
5.38%, 11/2/2043	150,000	145,331
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	760,000	789,921
SOFR + 1.78%, 5.50%, 1/23/2035 (b)	530,000	552,546
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	600,000	629,622
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	435,000	450,125
5.61%, 1/15/2044	325,000	321,880
SOFR + 1.74%, 5.61%, 4/23/2036 (b)	1,735,000	1,818,748
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	3,100,000	3,163,767
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	270,000	285,349
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	250,000	276,855
Westpac Banking Corp.:
2.15%, 6/3/2031	600,000	542,160
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	40,000	36,214
2.96%, 11/16/2040	530,000	404,528
3.35%, 3/8/2027	150,000	149,309
3.40%, 1/25/2028	100,000	99,213
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	30,000	29,524
4.35%, 7/1/2030 (a)	750,000	758,340
4.42%, 7/24/2039	25,000	23,174
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b)	250,000	258,207
5.46%, 11/18/2027	250,000	257,570
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	200,000	206,626
6.82%, 11/17/2033	750,000	838,417

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Zions Bancorp NA 3.25%, 10/29/2029 (a)	$250,000	$235,330
		295,611,381
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	916,037
4.90%, 2/1/2046	2,750,000	2,546,005
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	488,190
4.38%, 4/15/2038	215,000	204,594
4.75%, 1/23/2029	750,000	765,412
4.90%, 1/23/2031 (a)	65,000	67,332
4.95%, 1/15/2042	250,000	239,515
5.00%, 6/15/2034	400,000	413,620
5.45%, 1/23/2039	350,000	362,103
5.55%, 1/23/2049	350,000	349,692
5.80%, 1/23/2059	1,045,000	1,065,858
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	45,012
4.75%, 4/15/2033 (a)	200,000	202,676
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	236,053
1.38%, 3/15/2031 (a)	200,000	175,436
1.45%, 6/1/2027	790,000	766,569
1.50%, 3/5/2028	60,000	57,322
2.00%, 3/5/2031	65,000	58,902
2.13%, 9/6/2029	150,000	141,243
2.25%, 1/5/2032	850,000	768,247
2.50%, 3/15/2051	250,000	150,195
2.60%, 6/1/2050	350,000	216,899
2.88%, 5/5/2041	100,000	76,744
3.00%, 3/5/2051	90,000	60,104
4.65%, 8/14/2034 (a)	110,000	112,253
5.00%, 5/13/2034	1,100,000	1,146,497
5.20%, 1/14/2055	100,000	96,520
5.30%, 5/13/2054	350,000	344,061
5.40%, 5/13/2064	90,000	87,583
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	210,685
5.10%, 5/6/2035	200,000	202,536
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	221,775
2.88%, 5/1/2030	25,000	23,536
3.15%, 8/1/2029	100,000	96,394
3.75%, 5/1/2050	20,000	14,560
4.50%, 5/9/2047	50,000	41,842
4.65%, 11/15/2028	30,000	30,412
4.75%, 5/9/2032	1,000,000	1,004,350
4.95%, 11/1/2035 (a)	335,000	331,459
Diageo Capital PLC:
2.13%, 4/29/2032 (a)	500,000	435,235
3.88%, 5/18/2028	200,000	199,570
Security Description	Principal Amount	Value
5.30%, 10/24/2027	$550,000	$563,524
Diageo Investment Corp.:
4.25%, 5/11/2042	25,000	21,662
5.63%, 4/15/2035	500,000	529,190
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031	40,000	35,653
3.20%, 5/1/2030	45,000	42,744
3.35%, 3/15/2051	280,000	188,054
3.80%, 5/1/2050	70,000	50,975
3.95%, 4/15/2029	200,000	197,716
4.50%, 4/15/2052	1,500,000	1,211,850
5.05%, 3/15/2029	665,000	679,357
5.30%, 3/15/2034	200,000	203,932
Molson Coors Beverage Co. 4.20%, 7/15/2046	530,000	425,733
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	252,260
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	40,000	35,071
1.63%, 5/1/2030	75,000	67,950
2.63%, 7/29/2029	50,000	47,747
2.75%, 3/19/2030	1,000,000	949,980
2.75%, 10/21/2051	200,000	125,578
2.88%, 10/15/2049	100,000	65,817
3.38%, 7/29/2049	35,000	25,335
3.45%, 10/6/2046	150,000	113,118
3.60%, 2/18/2028	550,000	548,768
4.30%, 7/23/2030	85,000	85,867
4.45%, 2/7/2028	1,000,000	1,014,060
4.45%, 5/15/2028	100,000	101,541
4.45%, 2/15/2033 (a)	100,000	101,712
4.50%, 7/17/2029	100,000	101,946
4.60%, 2/7/2030	180,000	184,082
4.65%, 7/23/2032	750,000	764,437
4.65%, 2/15/2053	850,000	748,756
4.80%, 7/17/2034 (a)	100,000	102,129
5.00%, 7/23/2035	85,000	86,847
5.25%, 7/17/2054	100,000	96,876
		24,743,295
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	235,620
2.20%, 2/21/2027	820,000	804,428
2.30%, 2/25/2031	100,000	90,692
2.77%, 9/1/2053	65,000	38,644
3.15%, 2/21/2040	850,000	670,276
3.20%, 11/2/2027	250,000	246,950
3.38%, 2/21/2050	100,000	71,248
4.05%, 8/18/2029	500,000	499,550
4.20%, 2/22/2052	500,000	396,775
4.40%, 5/1/2045	50,000	42,833
4.56%, 6/15/2048	200,000	171,114
4.66%, 6/15/2051	150,000	128,547

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.88%, 3/1/2053	$500,000	$439,980
5.25%, 3/2/2030	1,000,000	1,037,430
5.25%, 3/2/2033	680,000	704,385
5.65%, 3/2/2053	2,160,000	2,118,722
5.75%, 3/2/2063	1,295,000	1,264,840
Biogen, Inc.:
2.25%, 5/1/2030	535,000	491,467
3.25%, 2/15/2051 (a)	308,000	202,719
5.75%, 5/15/2035 (a)	500,000	526,590
6.45%, 5/15/2055 (a)	140,000	147,311
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	282,592
1.65%, 10/1/2030	290,000	259,799
2.60%, 10/1/2040	350,000	258,650
2.80%, 10/1/2050	150,000	94,971
2.95%, 3/1/2027	25,000	24,758
4.15%, 3/1/2047 (a)	120,000	99,588
4.50%, 2/1/2045	25,000	22,122
4.60%, 9/1/2035	100,000	98,900
4.75%, 3/1/2046	175,000	158,779
4.80%, 11/15/2029	695,000	714,453
4.80%, 4/1/2044	25,000	23,080
5.10%, 6/15/2035	50,000	51,240
5.50%, 11/15/2054 (a)	650,000	642,025
5.55%, 10/15/2053	850,000	845,130
5.60%, 11/15/2064	100,000	99,250
Illumina, Inc.:
4.75%, 12/12/2030	200,000	201,988
5.75%, 12/13/2027	100,000	102,951
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	31,204
2.80%, 9/15/2050	30,000	18,374
Royalty Pharma PLC:
2.20%, 9/2/2030 (a)	40,000	36,276
3.30%, 9/2/2040	65,000	50,300
3.55%, 9/2/2050	315,000	217,675
4.45%, 3/25/2031	250,000	249,250
5.20%, 9/25/2035	250,000	251,423
5.40%, 9/2/2034	250,000	256,118
5.90%, 9/2/2054	210,000	207,278
5.95%, 9/25/2055	125,000	124,174
		15,752,469
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	18,392
2.70%, 5/15/2040	50,000	37,544
2.80%, 5/15/2050	35,000	22,367
4.30%, 6/11/2028	100,000	100,992
4.60%, 2/8/2029	750,000	763,297
4.80%, 3/3/2033	250,000	254,557
4.90%, 10/11/2032	100,000	102,961
Albemarle Corp. 4.65%, 6/1/2027	500,000	503,325
Security Description	Principal Amount	Value
Cabot Corp. 4.00%, 7/1/2029	$25,000	$24,737
CF Industries, Inc. 5.38%, 3/15/2044	750,000	702,570
Dow Chemical Co.:
2.10%, 11/15/2030	500,000	442,765
3.60%, 11/15/2050	750,000	484,537
4.25%, 10/1/2034	36,000	32,884
4.38%, 11/15/2042	50,000	39,629
4.80%, 11/30/2028	100,000	101,487
4.80%, 5/15/2049	65,000	51,044
5.65%, 3/15/2036 (a)	500,000	498,155
5.95%, 3/15/2055 (a)	250,000	227,215
6.90%, 5/15/2053 (a)	500,000	513,345
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (c)	65,000	65,760
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	100,879
5.00%, 8/1/2029 (a)	65,000	66,342
5.63%, 2/20/2034 (a)	500,000	516,125
5.75%, 3/8/2033	250,000	262,327
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	488,785
2.75%, 8/18/2055	500,000	300,705
5.00%, 9/1/2035	630,000	642,348
EIDP, Inc. 5.13%, 5/15/2032	145,000	148,806
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	45,306
Linde, Inc.:
1.10%, 8/10/2030	500,000	438,990
3.55%, 11/7/2042	25,000	20,010
LYB International Finance BV 4.88%, 3/15/2044 (a)	25,000	20,795
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	22,282
3.38%, 10/1/2040	280,000	203,370
3.63%, 4/1/2051	40,000	25,844
3.80%, 10/1/2060	30,000	18,729
4.20%, 10/15/2049	50,000	35,963
4.20%, 5/1/2050	550,000	393,041
5.13%, 1/15/2031	70,000	70,289
5.50%, 3/1/2034 (a)	500,000	494,620
5.88%, 1/15/2036	500,000	497,865
6.15%, 5/15/2035 (a)	85,000	87,253
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	25,000	18,948
Mosaic Co.:
4.05%, 11/15/2027	250,000	250,010
4.35%, 1/15/2029	105,000	105,281
4.60%, 11/15/2030	125,000	125,301
5.63%, 11/15/2043	25,000	24,092
NewMarket Corp. 2.70%, 3/18/2031	750,000	686,032

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Nutrien Ltd.:
2.95%, 5/13/2030	$100,000	$94,540
4.13%, 3/15/2035	25,000	23,117
4.20%, 4/1/2029	85,000	84,885
4.90%, 3/27/2028	140,000	142,485
5.00%, 4/1/2049	150,000	134,525
5.80%, 3/27/2053	750,000	749,835
PPG Industries, Inc.:
2.80%, 8/15/2029	100,000	95,530
4.38%, 3/15/2031	250,000	249,810
RPM International, Inc.:
2.95%, 1/15/2032	500,000	452,720
3.75%, 3/15/2027	50,000	49,772
4.25%, 1/15/2048	200,000	163,732
5.25%, 6/1/2045	25,000	23,702
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	135,868
2.30%, 5/15/2030	60,000	55,306
2.95%, 8/15/2029	50,000	47,957
3.30%, 5/15/2050	100,000	68,305
3.45%, 6/1/2027	30,000	29,784
3.80%, 8/15/2049	50,000	37,492
4.30%, 8/15/2028	500,000	503,405
4.50%, 8/15/2030 (a)	170,000	171,549
4.50%, 6/1/2047	500,000	427,060
4.55%, 3/1/2028	100,000	101,167
5.15%, 8/15/2035 (a)	115,000	117,083
Westlake Corp.:
3.13%, 8/15/2051	350,000	211,537
4.38%, 11/15/2047	150,000	116,694
5.00%, 8/15/2046 (a)	100,000	86,096
6.38%, 11/15/2055	250,000	246,247
		15,718,104
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	66,335
1.70%, 5/15/2028	60,000	57,298
4.75%, 5/8/2032	395,000	404,942
Block Financial LLC:
3.88%, 8/15/2030	30,000	28,888
5.38%, 9/15/2032	115,000	115,759
California Institute of Technology 3.65%, 9/1/2119	45,000	28,622
Cintas Corp. No. 2:
3.70%, 4/1/2027	150,000	149,693
4.20%, 5/1/2028	115,000	115,581
Cornell University Series 2025, 4.73%, 6/15/2035	150,000	150,534
Equifax, Inc.:
4.80%, 9/15/2029	350,000	355,789
5.10%, 12/15/2027	115,000	117,232
Security Description	Principal Amount	Value
George Washington University Series 2018, 4.13%, 9/15/2048	$100,000	$81,585
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	25,000	16,107
5.12%, 4/1/2053 (a)	500,000	463,220
Global Payments, Inc.:
2.15%, 1/15/2027	100,000	97,870
2.90%, 5/15/2030	1,000,000	926,880
3.20%, 8/15/2029	500,000	476,835
4.45%, 6/1/2028	100,000	99,986
4.50%, 11/15/2028	95,000	95,194
4.88%, 11/15/2030	400,000	400,372
5.20%, 11/15/2032	125,000	124,976
5.55%, 11/15/2035	400,000	397,832
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	165,000	165,937
4.68%, 3/1/2035 (a)	250,000	252,013
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	67,487
3.96%, 7/1/2038	50,000	46,331
5.62%, 6/1/2055	1,145,000	1,177,003
Moody's Corp.:
2.00%, 8/19/2031 (a)	600,000	533,178
2.75%, 8/19/2041	350,000	252,255
5.00%, 8/5/2034	70,000	71,366
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	109,286
4.94%, 12/1/2035	320,000	326,800
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	50,959
2.85%, 10/1/2029	30,000	28,750
3.25%, 6/1/2050	65,000	44,221
3.90%, 6/1/2027	70,000	70,135
4.45%, 3/6/2028	125,000	126,529
5.05%, 6/1/2052	500,000	453,875
5.10%, 4/1/2035	1,000,000	1,018,010
5.15%, 6/1/2034 (a)	250,000	256,197
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	163,359
4.61%, 2/15/2035	350,000	353,328
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	48,479
3.05%, 10/1/2041	250,000	185,285
4.30%, 8/9/2028	500,000	502,645
5.25%, 8/9/2034	350,000	359,485
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	99,666
4.75%, 3/27/2030	1,110,000	1,131,612
5.25%, 3/27/2035	110,000	113,660

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
S&P Global, Inc.:
2.45%, 3/1/2027	$545,000	$536,503
2.50%, 12/1/2029 (a)	55,000	51,896
2.70%, 3/1/2029	500,000	480,840
2.90%, 3/1/2032	70,000	64,565
3.25%, 12/1/2049	65,000	45,594
3.70%, 3/1/2052	525,000	397,651
3.90%, 3/1/2062	30,000	22,384
4.80%, 12/4/2035 (c)	100,000	99,758
5.25%, 9/15/2033	250,000	262,450
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	20,000	12,424
4.65%, 7/1/2030	75,000	76,762
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	25,000	15,947
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,955
University of Southern California:
2.81%, 10/1/2050	50,000	31,836
3.03%, 10/1/2039	25,000	20,831
Series A, 3.23%, 10/1/2120	35,000	20,188
4.98%, 10/1/2053 (a)	490,000	453,662
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	119,696
5.13%, 2/15/2036 (a)	115,000	116,150
5.25%, 6/5/2034	180,000	184,226
5.25%, 3/15/2035	140,000	142,513
5.75%, 4/1/2033	115,000	121,788
Yale University Series 2025, 4.70%, 4/15/2032	45,000	46,339
		16,111,339
COMPUTERS — 0.2%
Apple, Inc.:
1.20%, 2/8/2028	500,000	475,495
1.25%, 8/20/2030	200,000	177,456
1.40%, 8/5/2028	500,000	472,400
1.65%, 5/11/2030	90,000	81,873
1.65%, 2/8/2031	200,000	178,450
2.38%, 2/8/2041	50,000	36,033
2.40%, 8/20/2050	110,000	65,442
2.65%, 5/11/2050	300,000	187,812
2.65%, 2/8/2051	200,000	123,876
2.70%, 8/5/2051	350,000	218,523
2.80%, 2/8/2061	100,000	58,667
3.00%, 11/13/2027	100,000	99,077
3.20%, 5/11/2027 (a)	250,000	248,687
3.25%, 8/8/2029	750,000	736,642
3.45%, 2/9/2045	350,000	271,946
3.85%, 5/4/2043	25,000	21,111
Security Description	Principal Amount	Value
3.85%, 8/4/2046	$150,000	$121,811
3.95%, 8/8/2052	500,000	396,830
4.10%, 8/8/2062	750,000	589,132
4.38%, 5/13/2045	75,000	66,992
4.50%, 2/23/2036 (a)	350,000	353,864
4.65%, 2/23/2046	1,075,000	987,559
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	500,000	511,165
5.75%, 2/1/2033	65,000	68,510
6.20%, 7/15/2030	250,000	266,890
8.35%, 7/15/2046	252,000	319,977
DXC Technology Co. 2.38%, 9/15/2028 (a)	100,000	94,294
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	10,000	10,809
6.35%, 10/15/2045 (a)	10,000	10,270
HP, Inc.:
4.00%, 4/15/2029	1,500,000	1,484,325
4.20%, 4/15/2032	200,000	194,074
6.00%, 9/15/2041 (a)	250,000	252,865
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	826,174
1.95%, 5/15/2030	350,000	319,011
2.72%, 2/9/2032	100,000	90,601
2.85%, 5/15/2040	100,000	75,420
2.95%, 5/15/2050	100,000	63,907
3.50%, 5/15/2029	215,000	210,726
4.15%, 7/27/2027	250,000	251,390
4.15%, 5/15/2039	100,000	89,281
4.25%, 5/15/2049	1,000,000	807,450
4.70%, 2/19/2046	325,000	287,755
5.88%, 11/29/2032	25,000	26,960
Leidos, Inc.:
2.30%, 2/15/2031	55,000	49,435
5.75%, 3/15/2033	95,000	100,660
Western Digital Corp.:
2.85%, 2/1/2029	30,000	28,691
3.10%, 2/1/2032 (a)	55,000	50,702
		12,461,020
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC 4.95%, 4/7/2030	1,000,000	1,022,390
Carlisle Cos., Inc.:
2.75%, 3/1/2030	65,000	61,307
5.25%, 9/15/2035	535,000	546,171
5.55%, 9/15/2040 (a)	85,000	86,068
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	34,429
2.70%, 2/15/2031	250,000	231,633
2.72%, 2/15/2030	300,000	282,594
3.38%, 4/5/2040	515,000	416,208
3.58%, 4/5/2050	550,000	405,861

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
CRH America Finance, Inc.:
4.40%, 2/9/2031	$200,000	$200,112
5.00%, 2/9/2036	200,000	200,802
5.50%, 1/9/2035	500,000	521,020
5.60%, 2/9/2056 (a)	90,000	88,601
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	516,120
Eagle Materials, Inc. 5.00%, 3/15/2036	250,000	244,887
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	191,756
5.88%, 6/1/2033	65,000	68,735
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	275,286
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,375
4.90%, 12/1/2032	125,000	127,241
5.50%, 4/19/2029	200,000	208,238
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	45,086
3.20%, 7/15/2051	70,000	47,162
4.25%, 12/15/2047	100,000	82,615
5.15%, 12/1/2034	645,000	657,894
5.50%, 12/1/2054	70,000	67,642
Masco Corp.:
2.00%, 2/15/2031	100,000	88,420
3.13%, 2/15/2051	500,000	329,105
4.50%, 5/15/2047 (a)	100,000	84,988
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	96,986
Owens Corning:
3.95%, 8/15/2029	70,000	69,372
4.30%, 7/15/2047	100,000	81,389
5.70%, 6/15/2034 (a)	610,000	640,659
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	99,333
5.10%, 6/13/2034	650,000	665,730
5.25%, 3/3/2033	90,000	93,758
Trane Technologies Holdco, Inc. 5.75%, 6/15/2043	25,000	26,024
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	87,703
5.70%, 12/1/2054	350,000	349,261
		9,355,961
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	153,078
5.05%, 3/22/2053	1,000,000	912,450
Security Description	Principal Amount	Value
Unilever Capital Corp.:
4.88%, 9/8/2028	$200,000	$205,156
5.00%, 12/8/2033	200,000	207,144
		1,477,828
DISTRIBUTION & WHOLESALE — 0.0% *
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	143,786
4.60%, 6/15/2045	50,000	45,132
		188,918
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	1,500,000	1,454,280
3.40%, 10/29/2033	150,000	135,716
3.65%, 7/21/2027	150,000	149,085
4.63%, 9/10/2029	300,000	303,024
4.88%, 4/1/2028	220,000	223,650
4.95%, 9/10/2034 (a)	1,500,000	1,498,785
5.00%, 11/15/2035	150,000	148,409
5.38%, 12/15/2031	235,000	243,862
6.45%, 4/15/2027	750,000	770,655
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	66,729
5.50%, 8/20/2034	250,000	255,825
5.50%, 2/15/2036	155,000	155,098
Air Lease Corp.:
3.13%, 12/1/2030	100,000	92,741
3.63%, 4/1/2027	70,000	69,481
5.10%, 3/1/2029 (a)	300,000	304,617
Series MTN, 5.20%, 7/15/2031	100,000	101,592
5.30%, 2/1/2028	150,000	152,723
5.85%, 12/15/2027	250,000	257,270
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	94,604
SOFR + 1.73%, 5.54%, 1/17/2031 (a)(b)	165,000	168,831
SOFR + 1.96%, 5.74%, 5/15/2029 (b)	580,000	594,430
SOFR + 2.29%, 6.18%, 7/26/2035 (b)	250,000	259,122
SOFR + 2.82%, 6.85%, 1/3/2030 (b)	200,000	212,160
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	125,000	131,894
7.10%, 11/15/2027	200,000	210,108
American Express Co.:
2.55%, 3/4/2027	165,000	162,655
SOFR + 0.81%, 4.35%, 7/20/2029 (b)	175,000	176,237
SOFR + 1.76%, 4.42%, 8/3/2033 (b)	250,000	248,145

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 1.26%, 4.73%, 4/25/2029 (b)	$95,000	$96,459
SOFR + 1.24%, 4.80%, 10/24/2036 (b)	500,000	494,250
SOFR + 1.22%, 4.92%, 7/20/2033 (b)	805,000	819,265
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	105,000	106,794
SOFR + 1.44%, 5.02%, 4/25/2031 (b)	90,000	92,709
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	1,575,000	1,601,129
SOFR + 1.02%, 5.09%, 1/30/2031 (b)	1,000,000	1,031,090
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	845,000	854,920
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	250,000	257,410
SOFR + 1.42%, 5.28%, 7/26/2035 (b)	420,000	432,835
SOFR + 1.09%, 5.53%, 4/25/2030 (b)	250,000	260,887
SOFR + 1.79%, 5.67%, 4/25/2036 (b)	65,000	68,677
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	85,000	92,853
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	70,631
5.15%, 5/15/2033	60,000	62,305
5.20%, 4/15/2035	150,000	153,192
5.70%, 12/15/2028	350,000	367,185
Apollo Global Management, Inc.:
5.15%, 8/12/2035	795,000	796,280
5.80%, 5/21/2054	135,000	132,820
ARES Management Corp. 5.60%, 10/11/2054	200,000	189,170
BGC Group, Inc. 8.00%, 5/25/2028	200,000	213,622
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,755
4.70%, 3/14/2029	115,000	117,575
4.90%, 1/8/2035	45,000	45,941
5.00%, 3/14/2034	495,000	511,771
5.25%, 3/14/2054	385,000	368,972
5.35%, 1/8/2055	390,000	379,267
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	22,464
2.40%, 4/30/2030	45,000	42,146
3.20%, 3/15/2027	56,000	55,665
3.25%, 4/30/2029	60,000	58,809
4.75%, 5/25/2033	235,000	240,226
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	350,000	353,171
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	500,000	515,815
Security Description	Principal Amount	Value
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	$250,000	$251,907
5.30%, 1/15/2036	250,000	249,640
6.08%, 9/15/2055	195,000	199,694
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	374,475
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	73,278
3.50%, 3/30/2051	50,000	34,722
3.90%, 1/25/2028	50,000	49,847
4.35%, 4/15/2030	100,000	100,393
4.70%, 9/20/2047	50,000	43,220
4.85%, 3/29/2029	100,000	101,581
5.33%, 1/15/2036	400,000	400,632
5.68%, 1/15/2035	250,000	258,667
5.81%, 3/3/2055	165,000	162,766
6.35%, 1/5/2034	100,000	108,584
Capital One Financial Corp.:
SOFR + 1.27%, 2.62%, 11/2/2032 (a)(b)	300,000	269,139
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	200,000	194,086
3.80%, 1/31/2028	250,000	248,972
4.10%, 2/9/2027	75,000	75,047
SOFR + 1.25%, 4.49%, 9/11/2031 (b)	655,000	653,664
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	250,000	252,962
SOFR + 1.63%, 5.20%, 9/11/2036 (b)	140,000	139,328
SOFR + 1.56%, 5.46%, 7/26/2030 (b)	750,000	777,135
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	155,000	159,180
SOFR + 1.91%, 5.70%, 2/1/2030 (b)	85,000	88,358
SOFR + 2.60%, 5.82%, 2/1/2034 (b)	500,000	523,560
SOFR + 2.04%, 6.18%, 1/30/2036 (a)(b)	1,000,000	1,045,230
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	750,000	787,140
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	165,000	178,393
6.70%, 11/29/2032	400,000	442,700
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	88,772
Charles Schwab Corp.:
1.65%, 3/11/2031	250,000	219,392
2.00%, 3/20/2028	500,000	481,000
2.30%, 5/13/2031	100,000	90,544
2.45%, 3/3/2027	1,000,000	985,000
3.20%, 1/25/2028	50,000	49,312
4.00%, 2/1/2029	50,000	50,169

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 0.94%, 4.34%, 11/14/2031 (b)	$150,000	$149,735
SOFR + 1.23%, 4.91%, 11/14/2036 (b)	150,000	149,345
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	200,000	207,618
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	500,000	535,305
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	250,000	272,462
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	140,000	148,053
CI Financial Corp. 3.20%, 12/17/2030	250,000	226,315
CME Group, Inc.:
2.65%, 3/15/2032	145,000	132,601
3.75%, 6/15/2028	100,000	100,124
4.40%, 3/15/2030 (a)	250,000	253,687
Credit Suisse USA LLC 7.13%, 7/15/2032	50,000	57,105
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	149,249
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,046,570
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	88,752
Hercules Capital, Inc.:
3.38%, 1/20/2027 (a)	65,000	64,076
6.00%, 6/16/2030 (a)	100,000	101,346
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	27,551
2.65%, 9/15/2040	50,000	37,147
3.00%, 6/15/2050	25,000	16,401
3.00%, 9/15/2060	50,000	29,946
3.10%, 9/15/2027	100,000	98,802
3.63%, 9/1/2028	800,000	794,384
3.95%, 12/1/2028 (a)	115,000	115,275
4.00%, 9/15/2027	200,000	200,522
4.20%, 3/15/2031	300,000	300,237
4.25%, 9/21/2048	150,000	124,824
4.35%, 6/15/2029	85,000	85,877
4.60%, 3/15/2033	55,000	55,646
4.95%, 6/15/2052	95,000	87,253
5.20%, 6/15/2062	145,000	132,856
5.25%, 6/15/2031	780,000	816,707
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	221,930
2.75%, 10/15/2032	40,000	34,823
4.15%, 1/23/2030	550,000	542,740
4.85%, 1/15/2027	90,000	90,594
5.88%, 7/21/2028	110,000	114,366
6.20%, 4/14/2034	190,000	200,598
6.50%, 1/20/2043	50,000	52,059
Lazard Group LLC:
4.50%, 9/19/2028	100,000	100,769
Security Description	Principal Amount	Value
5.63%, 8/1/2035 (a)	$125,000	$127,928
6.00%, 3/15/2031	70,000	74,054
LPL Holdings, Inc.:
5.15%, 6/15/2030	250,000	255,127
5.70%, 5/20/2027	500,000	509,690
Marex Group PLC 5.83%, 5/8/2028	100,000	101,621
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	96,880
3.30%, 3/26/2027	30,000	29,852
3.35%, 3/26/2030	50,000	48,854
3.50%, 2/26/2028	30,000	29,900
3.65%, 6/1/2049	100,000	76,225
3.85%, 3/26/2050	515,000	403,729
3.95%, 2/26/2048	30,000	24,285
4.10%, 1/15/2028	910,000	916,934
4.35%, 1/15/2032	200,000	201,074
4.55%, 3/15/2028	350,000	355,950
4.55%, 1/15/2035	90,000	90,056
4.88%, 3/9/2028	215,000	219,891
4.88%, 5/9/2034	235,000	241,211
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	177,344
2.50%, 12/21/2040	250,000	177,828
3.25%, 4/28/2050	40,000	27,688
3.95%, 3/7/2052	500,000	382,720
5.95%, 8/15/2053	500,000	519,830
Nomura Holdings, Inc.:
2.33%, 1/22/2027	500,000	491,195
4.90%, 7/1/2030	200,000	202,916
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (b)	700,000	691,880
5.49%, 6/29/2035 (a)	200,000	206,034
5.78%, 7/3/2034 (a)	1,000,000	1,055,430
6.07%, 7/12/2028	400,000	417,240
ORIX Corp.:
2.25%, 3/9/2031	100,000	90,018
3.70%, 7/18/2027 (a)	50,000	49,769
4.00%, 4/13/2032	100,000	97,100
4.45%, 9/9/2030	250,000	250,257
4.65%, 9/10/2029 (a)	250,000	253,672
5.40%, 2/25/2035 (a)	100,000	103,125
Raymond James Financial, Inc.:
3.75%, 4/1/2051	165,000	121,425
4.90%, 9/11/2035	175,000	174,080
5.65%, 9/11/2055	580,000	568,400
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	97,829
Synchrony Financial:
2.88%, 10/28/2031	150,000	134,504
SOFR + 1.40%, 5.02%, 7/29/2029 (a)(b)	350,000	354,319
SOFR + 1.68%, 5.45%, 3/6/2031 (a)(b)	190,000	194,684

See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
SOFR + 2.13%, 5.94%, 8/2/2030 (b)	$400,000	$416,176
SOFR + 2.07%, 6.00%, 7/29/2036 (b)	35,000	35,931
TPG Operating Group II LP 5.38%, 1/15/2036	200,000	199,556
Visa, Inc.:
0.75%, 8/15/2027 (a)	45,000	43,074
1.10%, 2/15/2031 (a)	500,000	435,925
1.90%, 4/15/2027 (a)	500,000	490,050
2.05%, 4/15/2030	150,000	139,127
2.70%, 4/15/2040 (a)	350,000	269,461
2.75%, 9/15/2027	250,000	247,012
3.65%, 9/15/2047	100,000	78,074
4.15%, 12/14/2035 (a)	50,000	48,718
4.30%, 12/14/2045	950,000	829,274
Voya Financial, Inc. 5.00%, 9/20/2034 (a)	110,000	109,287
		51,760,140
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,841
Series H, 3.45%, 1/15/2050	100,000	68,335
3.80%, 10/1/2047	25,000	18,503
4.70%, 5/15/2032	200,000	200,806
5.85%, 10/15/2055	155,000	152,421
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	76,767
3.80%, 6/15/2049	50,000	37,767
4.25%, 9/15/2048	20,000	16,485
5.15%, 4/1/2034	500,000	510,105
5.40%, 3/15/2053 (a)	1,000,000	973,960
AES Corp.:
2.45%, 1/15/2031	500,000	453,265
5.80%, 3/15/2032	250,000	256,452
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	44,365
3.13%, 7/15/2051	50,000	33,151
3.85%, 12/1/2042	75,000	61,292
Series A, 4.30%, 7/15/2048	65,000	54,059
Ameren Corp.:
1.75%, 3/15/2028	50,000	47,521
5.00%, 1/15/2029	200,000	204,510
5.38%, 3/15/2035	500,000	514,430
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	38,233
3.80%, 5/15/2028	25,000	24,926
4.15%, 3/15/2046	50,000	41,269
4.50%, 3/15/2049	50,000	42,592
4.95%, 6/1/2033	400,000	408,764
5.55%, 7/1/2054	250,000	245,967
5.63%, 3/1/2055	210,000	209,404
Security Description	Principal Amount	Value
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	$250,000	$245,352
Series J, 4.30%, 12/1/2028	100,000	100,808
5.20%, 1/15/2029	1,250,000	1,288,737
5.63%, 3/1/2033	190,000	199,530
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (b)	500,000	491,625
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,988
Series BB, 4.50%, 8/1/2032	85,000	84,222
7.00%, 4/1/2038	25,000	28,318
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	50,678
3.75%, 5/15/2046	25,000	18,974
4.20%, 8/15/2048	25,000	20,056
4.25%, 3/1/2049	50,000	39,997
4.35%, 11/15/2045	50,000	41,661
5.55%, 8/1/2033	350,000	365,886
5.70%, 8/15/2034	140,000	147,290
5.90%, 8/15/2055	85,000	86,586
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	361,472
5.40%, 6/1/2053	500,000	481,385
5.45%, 6/1/2035	110,000	114,104
6.35%, 10/1/2036	50,000	55,434
Basin Electric Power Cooperative 5.85%, 10/15/2055 (c)	500,000	490,335
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	26,123
2.85%, 5/15/2051	300,000	186,345
3.25%, 4/15/2028	30,000	29,571
3.70%, 7/15/2030	250,000	245,865
4.25%, 10/15/2050	500,000	400,470
4.50%, 2/1/2045	50,000	43,370
4.60%, 5/1/2053	500,000	421,520
5.15%, 11/15/2043	150,000	143,985
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,763
3.88%, 10/15/2049	100,000	74,413
4.35%, 5/1/2033	30,000	28,925
4.55%, 1/31/2031	225,000	224,896
5.95%, 3/15/2028	200,000	207,358
6.00%, 1/15/2035	40,000	42,679
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	49,774
Series AA, 3.00%, 2/1/2027	100,000	99,123
Series AF, 3.35%, 4/1/2051	350,000	246,718
3.95%, 3/1/2048	50,000	39,879
Series AC, 4.25%, 2/1/2049	200,000	165,566
4.80%, 3/15/2030	240,000	245,863

See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.95%, 4/1/2033	$500,000	$509,650
Series AQ, 4.95%, 8/15/2035	205,000	206,638
CenterPoint Energy, Inc.:
5.40%, 6/1/2029	465,000	481,754
5 yr. CMT + 2.22%, 5.95%, 4/1/2056 (a)(b)	500,000	503,395
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,327
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,543
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	50,000	49,117
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a)(b)	750,000	771,397
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	175,235
Series 130, 3.13%, 3/15/2051	150,000	99,632
Series 132, 3.15%, 3/15/2032	100,000	92,676
Series 123, 3.75%, 8/15/2047	150,000	114,531
4.00%, 3/1/2048	125,000	99,304
5.30%, 6/1/2034	55,000	57,345
5.65%, 6/1/2054	65,000	64,563
5.95%, 6/1/2055	80,000	83,102
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	148,854
Series A, 4.15%, 6/1/2045	100,000	82,897
4.90%, 7/1/2033	350,000	354,823
5.25%, 1/15/2053	1,000,000	947,740
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	200,000	182,872
Series C, 3.00%, 12/1/2060	150,000	88,619
3.20%, 12/1/2051	500,000	332,485
3.60%, 6/15/2061	250,000	171,752
3.70%, 11/15/2059	85,000	59,378
3.85%, 6/15/2046	50,000	39,235
Series 20B, 3.95%, 4/1/2050	250,000	194,857
Series D, 4.00%, 12/1/2028	100,000	100,375
Series A, 4.13%, 5/15/2049	100,000	79,526
4.45%, 3/15/2044	75,000	65,387
4.50%, 5/15/2058	100,000	82,007
5.13%, 3/15/2035	100,000	102,253
5.38%, 5/15/2034	160,000	166,208
5.50%, 3/15/2034	200,000	210,078
5.50%, 3/15/2055	1,100,000	1,068,100
5.70%, 5/15/2054	200,000	199,798
5.75%, 11/15/2055	625,000	624,844
5.90%, 11/15/2053	100,000	102,087
Series 06-B, 6.20%, 6/15/2036	25,000	27,425
Security Description	Principal Amount	Value
Constellation Energy Generation LLC:
5.60%, 3/1/2028	$125,000	$128,995
5.75%, 3/15/2054	120,000	119,220
5.80%, 3/1/2033 (a)	145,000	154,889
6.50%, 10/1/2053	750,000	818,152
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,141
3.75%, 2/15/2050	50,000	37,574
4.05%, 5/15/2048	100,000	80,675
4.63%, 5/15/2033	100,000	100,403
4.65%, 3/1/2028	300,000	304,800
4.70%, 1/15/2030	175,000	178,817
4.90%, 2/15/2029	100,000	102,536
5.05%, 5/15/2035	125,000	127,208
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,353
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	133,814
6.25%, 10/15/2053	205,000	221,004
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	45,000	40,100
Series B, 3.30%, 4/15/2041	565,000	429,230
Series C, 3.38%, 4/1/2030	350,000	337,603
4.60%, 5/15/2028	500,000	506,005
4.70%, 12/1/2044	130,000	114,061
5.38%, 11/15/2032	350,000	363,646
5.45%, 3/15/2035	200,000	205,070
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (b)	545,000	548,575
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (b)	2,000,000	2,058,240
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (b)	350,000	379,407
DTE Electric Co.:
2.25%, 3/1/2030	500,000	465,215
Series A, 3.00%, 3/1/2032	100,000	92,487
3.70%, 6/1/2046	75,000	57,659
5.25%, 5/15/2035	240,000	246,910
5.85%, 5/15/2055	1,115,000	1,145,127
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	159,485
4.88%, 6/1/2028	290,000	294,988
4.95%, 7/1/2027	65,000	65,853
5.05%, 10/1/2035	250,000	249,942
5.10%, 3/1/2029	200,000	205,010
5.20%, 4/1/2030	355,000	366,491
5.85%, 6/1/2034	250,000	266,607
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	141,990
2.55%, 4/15/2031	75,000	69,071
2.85%, 3/15/2032	155,000	142,009
3.20%, 8/15/2049	100,000	68,409
3.45%, 4/15/2051	90,000	63,911

See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3.88%, 3/15/2046	$150,000	$118,961
3.95%, 11/15/2028	100,000	100,221
4.25%, 12/15/2041	130,000	114,378
4.85%, 3/15/2030	500,000	514,870
4.95%, 1/15/2033	250,000	257,612
5.35%, 1/15/2053	500,000	480,040
5.40%, 1/15/2054	750,000	726,675
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	500,000	499,680
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	91,098
3.15%, 8/15/2027	100,000	98,850
3.30%, 6/15/2041	850,000	655,333
3.50%, 6/15/2051	100,000	69,388
3.75%, 9/1/2046	250,000	189,512
3.95%, 8/15/2047	150,000	115,524
4.50%, 8/15/2032	2,000,000	1,994,700
4.85%, 1/5/2027	250,000	252,310
4.95%, 9/15/2035	865,000	858,227
5.00%, 8/15/2052	1,700,000	1,500,964
5.45%, 6/15/2034 (a)	145,000	151,084
5.70%, 9/15/2055	160,000	155,632
5.80%, 6/15/2054	125,000	123,691
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a)(b)	300,000	314,652
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	141,641
3.20%, 1/15/2027	250,000	248,560
6.40%, 6/15/2038	50,000	55,818
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	40,619
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,340
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	58,353
3.40%, 4/1/2032	145,000	137,215
3.60%, 9/15/2047	50,000	37,250
3.70%, 9/1/2028	50,000	49,819
4.20%, 8/15/2045	150,000	124,812
5.05%, 3/15/2035	115,000	117,072
5.10%, 3/15/2034 (a)	50,000	51,528
5.55%, 3/15/2055	1,000,000	987,390
Edison International:
4.13%, 3/15/2028	50,000	49,421
5.25%, 11/15/2028	285,000	288,810
6.95%, 11/15/2029	300,000	319,392
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	111,138
Enel Chile SA 4.88%, 6/12/2028	50,000	50,637
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	59,593
3.35%, 6/15/2052	100,000	67,859
4.20%, 4/1/2049	25,000	20,196
Security Description	Principal Amount	Value
Entergy Corp.:
1.90%, 6/15/2028	$125,000	$118,549
2.40%, 6/15/2031 (a)	150,000	134,751
5 yr. CMT + 2.01%, 6.10%, 6/15/2056 (b)	500,000	499,690
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	1,250,000	1,313,725
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,455
3.10%, 6/15/2041	250,000	190,317
3.25%, 4/1/2028	200,000	197,124
4.20%, 4/1/2050	50,000	39,939
5.35%, 3/15/2034	500,000	519,760
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,349
3.50%, 6/1/2051	145,000	100,919
3.85%, 6/1/2049	125,000	95,604
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	75,006
3.55%, 9/30/2049	25,000	17,873
5.80%, 9/1/2053	640,000	638,598
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,027
4.13%, 3/1/2042	30,000	25,238
4.70%, 3/13/2028	525,000	532,812
5.70%, 3/15/2053	135,000	133,915
5.90%, 11/15/2033	150,000	160,824
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	46,108
Series 2019, 4.13%, 4/1/2049	100,000	80,058
4.20%, 6/15/2047	25,000	20,268
4.20%, 3/15/2048	50,000	40,904
5.13%, 8/15/2035	125,000	126,334
5.40%, 4/1/2034	100,000	104,065
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (b)	350,000	357,913
Eversource Energy:
2.90%, 3/1/2027	100,000	98,636
3.38%, 3/1/2032	100,000	92,526
Series O, 4.25%, 4/1/2029	25,000	24,944
5.45%, 3/1/2028	860,000	881,681
5.95%, 2/1/2029 (a)	250,000	261,345
5.95%, 7/15/2034	500,000	528,790
Exelon Corp.:
2.75%, 3/15/2027	100,000	98,480
3.35%, 3/15/2032	100,000	93,530
4.10%, 3/15/2052	350,000	270,130
4.70%, 4/15/2050	250,000	214,107
5.10%, 6/15/2045	330,000	305,408
5.13%, 3/15/2031	140,000	144,596
5.15%, 3/15/2028	1,050,000	1,072,879
5.30%, 3/15/2033	100,000	103,912
5.45%, 3/15/2034	1,000,000	1,040,280

See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.60%, 3/15/2053	$850,000	$824,177
5.88%, 3/15/2055	85,000	85,271
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	498,340
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	350,000	352,677
4.75%, 1/15/2033 (c)	100,000	99,828
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	451,460
2.88%, 12/4/2051	750,000	478,357
3.15%, 10/1/2049	30,000	20,552
3.95%, 3/1/2048	85,000	67,948
3.99%, 3/1/2049	25,000	19,852
4.05%, 10/1/2044	50,000	41,736
4.13%, 6/1/2048	100,000	81,661
5.10%, 4/1/2033	500,000	518,295
5.30%, 6/15/2034	250,000	261,992
5.70%, 3/15/2055	110,000	111,692
5.80%, 3/15/2065	155,000	158,495
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	389,019
4.55%, 3/15/2030	100,000	101,655
5.13%, 5/15/2052 (a)	500,000	466,565
5.50%, 10/1/2055 (a)	350,000	341,106
Idaho Power Co.:
Series MTN, 5.70%, 3/15/2055	100,000	99,665
Series MTN, 5.80%, 4/1/2054	250,000	254,065
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,944
4.25%, 8/15/2048	15,000	12,141
Interstate Power & Light Co.:
3.50%, 9/30/2049 (a)	50,000	35,735
3.70%, 9/15/2046	50,000	37,362
4.10%, 9/26/2028	50,000	49,970
4.95%, 9/30/2034	300,000	298,908
5.45%, 9/30/2054	55,000	52,136
5.60%, 6/29/2035	125,000	130,105
5.60%, 10/1/2055	140,000	135,969
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	97,934
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,432
Jersey Central Power & Light Co.:
4.40%, 1/15/2031 (c)	250,000	249,140
5.10%, 1/15/2035	350,000	354,301
Kentucky Utilities Co. 5.85%, 8/15/2055	65,000	65,638
Louisville Gas & Electric Co. 5.85%, 8/15/2055	105,000	105,958
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	118,989
National Grid PLC 5.42%, 1/11/2034	350,000	362,211
Security Description	Principal Amount	Value
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031 (a)	$50,000	$43,177
Series MTN, 1.65%, 6/15/2031	200,000	173,988
3.40%, 2/7/2028	50,000	49,506
3.90%, 11/1/2028	100,000	99,901
3.95%, 12/10/2027	625,000	627,312
4.02%, 11/1/2032	50,000	48,567
4.12%, 9/16/2027	60,000	60,258
Series D, 4.15%, 8/25/2028	315,000	316,647
4.30%, 12/10/2030	100,000	100,207
4.75%, 2/7/2028	135,000	137,052
Series GMTN, 4.85%, 2/7/2029 (a)	250,000	255,800
4.95%, 2/7/2030	175,000	180,077
Series GMTN, 5.00%, 2/7/2031	250,000	258,285
Series MTN, 5.05%, 9/15/2028	500,000	512,920
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	229,975
2.44%, 1/15/2032	500,000	445,335
2.75%, 11/1/2029	165,000	157,214
3.50%, 4/1/2029	100,000	98,084
3.55%, 5/1/2027	100,000	99,435
4.69%, 9/1/2027	850,000	860,021
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a)(b)	25,000	24,583
4.85%, 2/4/2028	350,000	356,517
4.90%, 2/28/2028	1,500,000	1,528,260
4.90%, 3/15/2029	200,000	205,030
5.05%, 2/28/2033	500,000	511,975
5.25%, 3/15/2034	200,000	205,254
5.25%, 2/28/2053	500,000	465,720
5.55%, 3/15/2054	200,000	193,368
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (b)	1,000,000	1,032,460
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (b)	1,000,000	1,053,350
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,606
2.90%, 3/1/2050	30,000	19,681
3.60%, 9/15/2047	50,000	37,594
5.10%, 5/15/2053	350,000	325,227
NSTAR Electric Co.:
3.20%, 5/15/2027	50,000	49,539
4.85%, 3/1/2030	100,000	102,184
5.20%, 3/1/2035	190,000	193,963
OGE Energy Corp. 5.45%, 5/15/2029	85,000	88,053
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	89,227
5.80%, 6/1/2054	50,000	48,850

See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.90%, 2/1/2055	$70,000	$69,314
6.20%, 12/1/2053	150,000	154,275
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	87,783
4.00%, 6/1/2049	20,000	15,400
5.00%, 6/1/2033	350,000	355,180
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,810
5.40%, 1/15/2033	105,000	109,982
5.80%, 4/1/2055	500,000	505,050
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	70,692
3.70%, 11/15/2028	200,000	198,636
3.80%, 9/30/2047	100,000	76,625
4.15%, 6/1/2032	75,000	73,408
4.65%, 11/1/2029	110,000	111,792
5.35%, 4/1/2035 (c)	700,000	722,085
5.35%, 10/1/2052	100,000	94,771
5.55%, 6/15/2054	245,000	238,184
5.65%, 11/15/2033	355,000	377,436
5.80%, 4/1/2055 (c)	1,000,000	1,007,160
7.50%, 9/1/2038	50,000	59,813
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	315,017
3.25%, 6/1/2031	790,000	735,506
3.30%, 8/1/2040	350,000	265,471
3.50%, 8/1/2050	295,000	199,367
4.20%, 3/1/2029	70,000	69,557
4.20%, 6/1/2041	55,000	45,811
4.50%, 7/1/2040	250,000	218,095
4.55%, 7/1/2030	250,000	249,005
4.95%, 7/1/2050	250,000	211,685
5.00%, 6/4/2028	605,000	615,497
5.05%, 10/15/2032	250,000	251,537
5.25%, 3/1/2052	500,000	436,465
5.90%, 10/1/2054	555,000	532,478
6.10%, 10/15/2055	750,000	737,505
6.15%, 1/15/2033	250,000	265,355
6.15%, 3/1/2055	1,000,000	992,020
6.75%, 1/15/2053	1,000,000	1,064,650
PacifiCorp:
2.70%, 9/15/2030	320,000	294,064
2.90%, 6/15/2052	200,000	117,360
3.30%, 3/15/2051	65,000	41,533
5.10%, 2/15/2029 (a)	1,000,000	1,021,010
5.35%, 12/1/2053	1,100,000	964,249
5.45%, 2/15/2034	1,550,000	1,573,002
5.50%, 5/15/2054	350,000	313,071
5.80%, 1/15/2055	750,000	699,922
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,274
3.90%, 3/1/2048	125,000	98,141
4.88%, 9/15/2035	500,000	504,505
5.25%, 9/15/2054	210,000	198,862
Security Description	Principal Amount	Value
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	$231,784	$229,462
Series A-2, 4.26%, 6/1/2038	500,000	486,660
Series A-4, 4.45%, 12/1/2049	500,000	444,150
Series A-2, 4.72%, 6/1/2039	300,000	297,648
Series A-4, 5.21%, 12/1/2049	500,000	484,500
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	66,195
5.15%, 5/15/2030	640,000	659,437
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	117,834
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	46,542
3.95%, 6/1/2047	50,000	40,401
4.85%, 2/15/2034	500,000	505,720
5.00%, 5/15/2033	145,000	148,552
5.25%, 5/15/2053	935,000	897,366
5.55%, 8/15/2055	85,000	84,626
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	444,740
Series 34, 3.20%, 3/1/2050	30,000	20,411
3.80%, 6/15/2047	150,000	114,845
5.15%, 9/15/2035	250,000	253,395
5.35%, 5/15/2034	325,000	334,503
5.75%, 5/15/2054	600,000	601,212
5.85%, 5/15/2055	250,000	254,005
Public Service Co. of New Hampshire 4.40%, 7/1/2028	165,000	166,505
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	815,000	824,389
5.25%, 1/15/2033	200,000	205,312
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	27,050
Series MTN, 3.00%, 3/1/2051	150,000	98,304
Series MTN, 3.20%, 5/15/2029	50,000	48,722
Series MTN, 3.20%, 8/1/2049	30,000	20,583
Series MTN, 3.60%, 12/1/2047	100,000	75,021
Series MTN, 3.65%, 9/1/2042	50,000	40,089
Series MTN, 3.70%, 5/1/2028	50,000	49,762
4.85%, 8/1/2034	200,000	201,764
4.90%, 8/15/2035 (a)	145,000	145,961
Series MTN, 4.90%, 12/15/2032	625,000	638,962

See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series Q, 5.05%, 3/1/2035	$140,000	$143,049
Series MTN, 5.20%, 3/1/2034	250,000	257,555
Series Q, 5.50%, 3/1/2055	590,000	579,999
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	88,669
2.45%, 11/15/2031	100,000	89,483
4.90%, 3/15/2030	390,000	398,993
5.20%, 4/1/2029	55,000	56,557
5.40%, 3/15/2035	85,000	87,431
5.45%, 4/1/2034	55,000	56,865
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	172,541
5.73%, 3/15/2035	125,000	128,269
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	44,104
4.22%, 6/15/2048	65,000	52,942
5.33%, 6/15/2034	195,000	200,895
5.60%, 9/15/2055	500,000	487,120
5.80%, 3/15/2040	50,000	51,777
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	133,910
Series WWW, 2.95%, 8/15/2051	350,000	222,652
Series RRR, 3.75%, 6/1/2047	50,000	38,154
5.35%, 4/1/2053	300,000	284,007
5.40%, 4/15/2035	1,130,000	1,171,019
5.55%, 4/15/2054	250,000	243,500
SCE Recovery Funding LLC 5.54%, 9/15/2052	147,000	146,662
Sempra:
3.25%, 6/15/2027	300,000	296,649
3.40%, 2/1/2028	30,000	29,557
3.80%, 2/1/2038	100,000	85,962
4.00%, 2/1/2048	30,000	22,940
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	400,000	392,708
5.50%, 8/1/2033 (a)	200,000	209,144
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (b)	300,000	304,923
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (b)	500,000	513,815
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	90,767
2.75%, 2/1/2032	125,000	111,235
2.85%, 8/1/2029	115,000	109,005
Series 20A, 2.95%, 2/1/2051	500,000	305,810
Series C, 3.60%, 2/1/2045	50,000	35,999
3.65%, 2/1/2050	250,000	174,685
Series B, 3.65%, 3/1/2028	100,000	98,776
Series 2013-A, 3.90%, 3/15/2043	50,000	38,394
Security Description	Principal Amount	Value
4.00%, 4/1/2047	$191,000	$143,592
Series A, 4.20%, 3/1/2029	100,000	99,293
4.50%, 9/1/2040	25,000	21,895
4.88%, 2/1/2027	350,000	352,296
5.15%, 6/1/2029	250,000	255,600
5.25%, 3/15/2030	500,000	513,040
5.30%, 3/1/2028	250,000	255,302
5.45%, 6/1/2031	85,000	87,972
5.45%, 3/1/2035 (a)	750,000	760,890
5.88%, 12/1/2053	350,000	335,755
5.90%, 3/1/2055	125,000	120,534
6.20%, 9/15/2055 (a)	1,000,000	1,005,490
Southern Co.:
Series A, 3.70%, 4/30/2030	1,000,000	976,300
4.25%, 7/1/2036	250,000	234,157
4.40%, 7/1/2046	2,000,000	1,690,080
4.85%, 6/15/2028	500,000	508,955
5.50%, 3/15/2029	250,000	259,630
5.70%, 3/15/2034	250,000	263,410
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (b)	1,000,000	1,042,540
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	134,030
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	164,870
Series M, 4.10%, 9/15/2028	25,000	24,992
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	73,991
Tampa Electric Co.:
3.63%, 6/15/2050 (a)	150,000	109,548
4.30%, 6/15/2048	50,000	41,414
4.45%, 6/15/2049	25,000	20,897
5.15%, 3/1/2035	350,000	354,819
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,415
4.85%, 12/1/2048	50,000	44,206
5.50%, 4/15/2053	200,000	192,348
5.90%, 4/15/2055 (a)	500,000	509,690
Union Electric Co.:
2.15%, 3/15/2032	250,000	219,487
3.50%, 3/15/2029	250,000	245,600
4.00%, 4/1/2048	50,000	39,772
5.20%, 4/1/2034	50,000	51,512
5.25%, 4/15/2035	500,000	514,860
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	215,644
3.30%, 12/1/2049	50,000	34,486
Series B, 3.75%, 5/15/2027	155,000	154,698
4.60%, 12/1/2048	250,000	214,397
Series C, 4.90%, 9/15/2035	100,000	99,609
5.05%, 8/15/2034	105,000	106,428
5.35%, 1/15/2054	350,000	328,125
5.45%, 4/1/2053	500,000	476,930

See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series D, 5.60%, 9/15/2055	$45,000	$43,784
5.65%, 3/15/2055	350,000	343,231
8.88%, 11/15/2038	50,000	66,814
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	76,482
2.20%, 12/15/2028	100,000	95,071
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	165,000	165,040
4.15%, 10/15/2030	155,000	154,887
4.30%, 10/15/2048	25,000	20,682
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	240,881
4.95%, 4/1/2033	90,000	91,304
5.70%, 12/15/2055	200,000	196,458
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	500,000	315,585
4.55%, 12/1/2029	400,000	407,504
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	486,760
2.60%, 12/1/2029	100,000	93,866
4.00%, 6/15/2028	50,000	50,002
5.45%, 8/15/2033	500,000	516,545
5.50%, 3/15/2034	100,000	103,219
5.60%, 4/15/2035	1,000,000	1,036,920
		127,716,136
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.95%, 10/15/2030	50,000	45,397
2.00%, 12/21/2028	200,000	189,806
2.20%, 12/21/2031	700,000	624,771
		859,974
ELECTRONICS — 0.2%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	47,758
Allegion PLC 3.50%, 10/1/2029 (a)	50,000	48,736
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	49,544
5.60%, 5/29/2034	200,000	208,846
Amphenol Corp.:
2.20%, 9/15/2031	60,000	53,585
2.80%, 2/15/2030	100,000	94,959
3.80%, 11/15/2027	190,000	189,863
3.90%, 11/15/2028	120,000	119,854
4.13%, 11/15/2030	105,000	104,457
4.35%, 6/1/2029	50,000	50,504
4.38%, 6/12/2028	415,000	418,988
4.40%, 2/15/2033	175,000	173,161
4.63%, 2/15/2036	250,000	245,152
5.00%, 1/15/2035	185,000	188,422
5.05%, 4/5/2027	55,000	55,760
5.05%, 4/5/2029	100,000	102,937
5.25%, 4/5/2034	100,000	103,961
Security Description	Principal Amount	Value
5.30%, 11/15/2055	$580,000	$554,724
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,817
5.15%, 8/21/2029	160,000	163,646
5.88%, 4/10/2034	65,000	67,839
Avnet, Inc. 3.00%, 5/15/2031	100,000	90,160
Flex Ltd.:
4.88%, 6/15/2029	75,000	76,050
5.25%, 1/15/2032 (a)	65,000	66,279
5.38%, 11/13/2035	140,000	139,772
6.00%, 1/15/2028	355,000	366,598
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	193,898
1.75%, 9/1/2031	160,000	139,747
1.95%, 6/1/2030	250,000	228,142
2.70%, 8/15/2029	60,000	57,259
4.25%, 1/15/2029	160,000	161,230
4.50%, 1/15/2034	175,000	173,357
4.88%, 9/1/2029	150,000	154,144
4.95%, 9/1/2031	250,000	258,345
5.00%, 3/1/2035	150,000	152,689
5.25%, 3/1/2054	1,650,000	1,559,728
5.35%, 3/1/2064	150,000	142,478
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	54,635
4.80%, 11/15/2035	55,000	54,667
Jabil, Inc.:
3.60%, 1/15/2030	25,000	24,239
3.95%, 1/12/2028	25,000	24,945
5.45%, 2/1/2029	155,000	159,943
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,903
4.60%, 4/6/2027	30,000	30,150
4.95%, 10/15/2034	85,000	85,684
5.35%, 7/30/2030	125,000	130,358
TD SYNNEX Corp.:
5.30%, 10/10/2035	500,000	495,675
6.10%, 4/12/2034	85,000	89,798
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,737
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	40,343
4.63%, 2/1/2030	200,000	203,952
5.00%, 5/9/2035	145,000	146,885
		8,667,303
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	368,466
MasTec, Inc. 5.90%, 6/15/2029	500,000	522,105
		890,571

See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	$100,000	$87,193
3.38%, 11/15/2027	60,000	59,580
3.95%, 5/15/2028 (a)	150,000	150,229
4.75%, 7/15/2030	90,000	92,126
4.88%, 4/1/2029	720,000	737,690
5.00%, 12/15/2033	350,000	361,742
5.15%, 3/15/2035	145,000	149,734
5.20%, 11/15/2034	100,000	103,479
Veralto Corp. 5.35%, 9/18/2028	500,000	515,410
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	101,605
2.95%, 1/15/2052	115,000	74,464
3.05%, 4/1/2050	20,000	13,382
3.50%, 5/1/2029	50,000	49,156
5.00%, 3/1/2034	300,000	306,105
5.25%, 9/1/2035	705,000	730,063
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	28,284
1.50%, 3/15/2031	30,000	26,193
2.00%, 6/1/2029	75,000	70,153
2.50%, 11/15/2050	20,000	11,960
2.95%, 6/1/2041	55,000	41,939
4.50%, 3/15/2028	200,000	202,652
4.63%, 2/15/2030	250,000	254,737
4.63%, 2/15/2033	250,000	253,317
4.65%, 3/15/2030	200,000	203,878
4.80%, 3/15/2032	200,000	204,560
4.88%, 2/15/2029	200,000	205,232
4.95%, 7/3/2031	360,000	372,517
4.95%, 3/15/2035	135,000	137,133
5.35%, 10/15/2054	600,000	584,352
		6,128,865
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,795
4.15%, 3/15/2028	50,000	50,014
4.55%, 3/21/2031	250,000	248,957
4.75%, 3/23/2035 (a)	210,000	203,028
4.80%, 3/15/2048	20,000	17,322
5.20%, 3/19/2027	50,000	50,665
5.20%, 3/21/2029	550,000	563,519
5.40%, 3/21/2034	40,000	40,748
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,011,660
5.00%, 8/1/2030	85,000	85,980
5.30%, 11/1/2038	265,000	253,242
5.40%, 11/1/2048 (a)	40,000	35,896
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	45,000	39,785
5.75%, 3/15/2035 (a)	195,000	195,634
General Mills, Inc.:
3.00%, 2/1/2051 (a)	510,000	329,980
Security Description	Principal Amount	Value
3.20%, 2/10/2027	$100,000	$99,171
4.20%, 4/17/2028	525,000	526,575
4.70%, 1/30/2027	60,000	60,437
4.95%, 3/29/2033	145,000	147,063
5.25%, 1/30/2035 (a)	250,000	255,132
5.50%, 10/17/2028 (a)	115,000	119,272
Hershey Co.:
4.25%, 5/4/2028	175,000	176,652
4.50%, 5/4/2033	180,000	180,713
4.55%, 2/24/2028	40,000	40,640
4.75%, 2/24/2030	100,000	102,613
4.95%, 2/24/2032	100,000	103,627
5.10%, 2/24/2035	100,000	102,781
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	541,540
3.05%, 6/3/2051	45,000	29,464
Ingredion, Inc. 2.90%, 6/1/2030	100,000	94,190
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	98,990
4.25%, 3/15/2035	50,000	47,144
6.20%, 11/15/2033	125,000	135,460
6.50%, 11/15/2043	95,000	101,938
6.50%, 11/15/2053 (a)	1,145,000	1,238,959
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	182,000	189,899
6.50%, 12/1/2052	500,000	513,745
6.75%, 3/15/2034	233,000	256,973
7.25%, 11/15/2053	500,000	557,590
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (c)	250,000	253,707
6.25%, 3/1/2056 (c)	250,000	249,080
6.38%, 4/15/2066 (c)	175,000	173,896
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	500,000	509,200
Kellanova:
4.30%, 5/15/2028	100,000	100,632
4.50%, 4/1/2046	100,000	88,144
5.25%, 3/1/2033	70,000	72,588
5.75%, 5/16/2054	140,000	140,441
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	747,997
4.38%, 6/1/2046	1,000,000	826,820
4.88%, 10/1/2049	750,000	645,885
5.20%, 3/15/2032	125,000	128,527
5.40%, 3/15/2035 (a)	200,000	205,556
Kroger Co.:
3.70%, 8/1/2027	35,000	34,876
3.95%, 1/15/2050	550,000	420,981

See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.45%, 2/1/2047	$100,000	$84,237
4.65%, 1/15/2048	100,000	85,964
5.00%, 9/15/2034	1,015,000	1,020,978
5.50%, 9/15/2054	710,000	677,383
5.65%, 9/15/2064	90,000	85,788
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	99,177
4.70%, 10/15/2034	235,000	231,567
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	40,000	34,814
1.88%, 10/15/2032 (a)	75,000	64,548
2.63%, 3/17/2027	200,000	196,900
2.63%, 9/4/2050	35,000	20,914
2.75%, 4/13/2030	35,000	32,971
3.00%, 3/17/2032	200,000	183,452
4.25%, 5/6/2028	500,000	502,735
4.50%, 5/6/2030	150,000	151,437
4.75%, 8/28/2034 (a)	100,000	99,607
5.13%, 5/6/2035 (a)	200,000	204,490
Pilgrim's Pride Corp. 6.25%, 7/1/2033	645,000	688,666
Sysco Corp.:
2.40%, 2/15/2030	10,000	9,306
2.45%, 12/14/2031	145,000	129,884
3.15%, 12/14/2051	500,000	333,255
3.25%, 7/15/2027	50,000	49,511
3.30%, 2/15/2050 (a)	10,000	6,963
4.45%, 3/15/2048	50,000	42,405
4.85%, 10/1/2045	5,000	4,517
5.10%, 9/23/2030	500,000	515,940
5.40%, 3/23/2035	180,000	186,451
6.00%, 1/17/2034	350,000	378,486
6.60%, 4/1/2050	250,000	274,912
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	148,977
4.55%, 6/2/2047	285,000	244,835
5.40%, 3/15/2029	395,000	408,462
5.70%, 3/15/2034	840,000	885,931
		21,544,586
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (a)	200,000	197,692
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,211
International Paper Co.:
4.35%, 8/15/2048	27,000	21,837
4.80%, 6/15/2044	500,000	440,820
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	118,099
3.13%, 1/15/2032 (a)	80,000	71,456
3.75%, 1/15/2031	150,000	141,414
5.00%, 1/15/2030	300,000	300,063
6.00%, 1/15/2029	750,000	771,907
Security Description	Principal Amount	Value
Suzano Netherlands BV 5.50%, 1/15/2036	$145,000	$143,504
		2,235,003
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	87,670
2.63%, 9/15/2029	200,000	190,126
3.00%, 6/15/2027	150,000	148,455
4.15%, 1/15/2043	25,000	21,262
5.00%, 12/15/2054	140,000	127,446
5.20%, 8/15/2035 (a)	85,000	87,664
5.45%, 1/15/2056	105,000	101,702
6.20%, 11/15/2053	1,000,000	1,080,570
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	256,187
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,762
5.50%, 3/15/2030	350,000	360,780
5.95%, 3/15/2035	115,000	120,362
NiSource, Inc.:
1.70%, 2/15/2031	100,000	87,759
2.95%, 9/1/2029	100,000	95,938
3.49%, 5/15/2027	50,000	49,689
4.38%, 5/15/2047	1,150,000	954,695
4.80%, 2/15/2044	30,000	27,005
5.20%, 7/1/2029	245,000	252,568
5.35%, 4/1/2034	200,000	206,240
5.35%, 7/15/2035	250,000	255,820
5.85%, 4/1/2055	750,000	748,065
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	76,761
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	173,231
5.05%, 5/15/2052	750,000	671,250
5.10%, 2/15/2035	550,000	558,921
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	108,804
3.75%, 9/15/2042	30,000	24,011
Series VV, 4.30%, 1/15/2049	50,000	40,863
Series MM, 5.13%, 11/15/2040 (a)	25,000	24,625
6.00%, 6/15/2055	500,000	514,095
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	442,515
4.40%, 5/30/2047	150,000	125,040
4.95%, 9/15/2034	350,000	351,291
5.75%, 9/15/2033	300,000	318,165
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,780
4.05%, 3/15/2032	90,000	86,834

See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.45%, 3/23/2028	$165,000	$169,146
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	158,853
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	36,486
		9,215,436
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,246
Snap-on, Inc. 3.10%, 5/1/2050	70,000	47,537
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	750,000	686,940
2.75%, 11/15/2050	100,000	59,381
4.25%, 11/15/2028	100,000	100,138
		944,242
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	447,530
4.75%, 11/30/2036	250,000	251,337
4.75%, 4/15/2043	25,000	23,645
4.90%, 11/30/2046	1,150,000	1,083,001
Agilent Technologies, Inc.:
4.20%, 9/9/2027	200,000	201,024
4.75%, 9/9/2034	200,000	199,518
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	38,557
1.92%, 2/1/2027	600,000	585,588
2.27%, 12/1/2028	500,000	472,000
3.13%, 12/1/2051 (a)	250,000	157,090
3.50%, 8/15/2046	50,000	35,430
4.45%, 2/15/2029	75,000	75,193
4.90%, 12/15/2030	100,000	100,668
5.65%, 12/15/2035	165,000	167,364
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,035,111
4.55%, 3/1/2039	50,000	47,645
4.70%, 3/1/2049 (a)	35,000	31,419
Danaher Corp. 2.60%, 10/1/2050	565,000	344,938
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	28,433
3.25%, 11/15/2039	50,000	41,006
3.40%, 11/15/2049	50,000	36,004
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	545,000	546,559
4.80%, 1/15/2031	425,000	432,888
4.95%, 12/15/2035 (a)	65,000	64,945
5.50%, 6/15/2035	75,000	77,975
5.65%, 11/15/2027	500,000	514,595
6.38%, 11/22/2052	500,000	545,395
Security Description	Principal Amount	Value
Medtronic Global Holdings SCA 4.25%, 3/30/2028	$155,000	$156,105
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	544,150
4.63%, 3/15/2045	345,000	315,961
Revvity, Inc.:
2.25%, 9/15/2031	105,000	92,457
2.55%, 3/15/2031	85,000	76,813
3.30%, 9/15/2029	65,000	62,626
Smith & Nephew PLC:
2.03%, 10/14/2030	550,000	494,477
5.40%, 3/20/2034	55,000	56,800
Solventum Corp.:
5.45%, 2/25/2027	77,000	78,106
5.60%, 3/23/2034	300,000	312,357
5.90%, 4/30/2054 (a)	900,000	905,967
Stryker Corp.:
1.95%, 6/15/2030	50,000	45,404
2.90%, 6/15/2050	25,000	16,407
3.65%, 3/7/2028	50,000	49,709
4.25%, 9/11/2029	500,000	502,555
4.63%, 9/11/2034	250,000	248,657
4.63%, 3/15/2046	375,000	335,141
4.70%, 2/10/2028	120,000	121,682
4.85%, 12/8/2028	115,000	117,795
4.85%, 2/10/2030	145,000	148,774
5.20%, 2/10/2035	95,000	97,639
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041 (a)	1,100,000	814,341
4.10%, 8/15/2047 (a)	100,000	83,148
4.20%, 3/1/2031	250,000	249,910
4.89%, 10/7/2037	125,000	124,290
5.00%, 1/31/2029	500,000	514,770
5.09%, 8/10/2033 (a)	150,000	155,618
5.20%, 1/31/2034	175,000	182,096
5.40%, 8/10/2043	65,000	65,380
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	90,427
5.05%, 2/19/2030	105,000	108,388
5.20%, 9/15/2034	200,000	203,944
5.35%, 12/1/2028	100,000	103,363
5.50%, 2/19/2035	500,000	518,685
		15,578,800
HEALTH CARE SERVICES — 0.9%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	155,377
Adventist Health System Series 2025, 4.74%, 12/1/2030	60,000	60,260
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	50,000	35,753
3.83%, 8/15/2028	750,000	748,882

See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	$75,000	$46,543
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	398,420
3.95%, 11/15/2046	150,000	121,937
Series 2025, 4.29%, 11/15/2030	250,000	250,570
Series 2025, 4.92%, 11/15/2035	250,000	250,505
Banner Health 2.34%, 1/1/2030	40,000	37,313
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	22,396
Series 2021, 2.84%, 11/15/2050	500,000	316,655
Centene Corp.:
2.45%, 7/15/2028	1,000,000	936,020
2.50%, 3/1/2031	500,000	431,335
3.38%, 2/15/2030	500,000	460,310
4.63%, 12/15/2029	1,000,000	969,690
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,132
Cigna Group:
2.40%, 3/15/2030	120,000	111,424
3.05%, 10/15/2027	50,000	49,279
3.20%, 3/15/2040	585,000	462,559
3.40%, 3/15/2050	415,000	290,380
3.40%, 3/15/2051	290,000	201,454
4.38%, 10/15/2028	810,000	817,225
4.50%, 9/15/2030	110,000	110,787
4.80%, 8/15/2038	60,000	57,527
4.88%, 9/15/2032	180,000	182,317
4.90%, 12/15/2048	1,795,000	1,600,117
5.00%, 5/15/2029	250,000	256,725
5.25%, 2/15/2034	750,000	771,292
5.25%, 1/15/2036	250,000	254,340
5.60%, 2/15/2054	85,000	82,583
6.00%, 1/15/2056 (a)	610,000	627,598
6.13%, 11/15/2041	25,000	26,451
CommonSpirit Health:
4.19%, 10/1/2049	250,000	196,255
4.35%, 9/1/2030	500,000	498,200
4.35%, 11/1/2042	25,000	21,766
4.98%, 9/1/2035	170,000	168,098
5.32%, 12/1/2034	195,000	198,748
5.55%, 12/1/2054	1,375,000	1,312,149
5.58%, 9/1/2045	70,000	68,468
5.66%, 9/1/2055	120,000	116,270
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	40,272
Security Description	Principal Amount	Value
Elevance Health, Inc.:
2.25%, 5/15/2030	$265,000	$243,267
2.55%, 3/15/2031	100,000	91,313
3.13%, 5/15/2050	270,000	176,704
3.60%, 3/15/2051	305,000	217,517
3.65%, 12/1/2027	130,000	129,389
4.00%, 9/15/2028	185,000	184,708
4.10%, 3/1/2028	100,000	100,134
4.10%, 5/15/2032	200,000	194,526
4.38%, 12/1/2047	130,000	108,022
4.55%, 3/1/2048	50,000	42,537
4.60%, 9/15/2032	200,000	199,594
4.65%, 1/15/2043	50,000	44,815
4.75%, 2/15/2030	145,000	147,857
4.75%, 2/15/2033	250,000	250,950
5.00%, 1/15/2036	115,000	114,410
5.13%, 2/15/2053	500,000	451,595
5.20%, 2/15/2035	865,000	883,260
5.65%, 6/15/2054	500,000	486,240
5.70%, 2/15/2055 (a)	865,000	844,413
5.70%, 9/15/2055 (a)	700,000	687,169
HCA, Inc.:
2.38%, 7/15/2031	650,000	582,361
3.13%, 3/15/2027	45,000	44,534
3.50%, 7/15/2051	650,000	441,519
3.63%, 3/15/2032	650,000	613,996
4.13%, 6/15/2029	1,035,000	1,031,315
4.30%, 11/15/2030	85,000	84,674
4.50%, 2/15/2027	50,000	50,107
4.60%, 11/15/2032	100,000	99,251
4.63%, 3/15/2052	500,000	407,950
4.90%, 11/15/2035	165,000	162,834
5.00%, 3/1/2028	60,000	61,123
5.13%, 6/15/2039 (a)	275,000	265,573
5.25%, 3/1/2030	110,000	113,570
5.25%, 6/15/2049	100,000	90,522
5.45%, 9/15/2034	65,000	66,907
5.50%, 3/1/2032	125,000	130,288
5.50%, 6/1/2033	550,000	572,214
5.50%, 6/15/2047	65,000	61,463
5.70%, 11/15/2055	425,000	405,786
5.75%, 3/1/2035	200,000	209,916
5.90%, 6/1/2053	750,000	734,985
6.00%, 4/1/2054	500,000	497,650
6.20%, 3/1/2055	1,375,000	1,403,545
Humana, Inc.:
2.15%, 2/3/2032 (a)	350,000	303,376
3.70%, 3/23/2029	105,000	103,052
4.80%, 3/15/2047	100,000	84,857
4.95%, 10/1/2044	50,000	44,145
5.38%, 4/15/2031	110,000	113,650
5.55%, 5/1/2035	180,000	183,703
5.75%, 12/1/2028	750,000	780,262
5.95%, 3/15/2034	250,000	262,452
6.00%, 5/1/2055	500,000	486,940

See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Icon Investments Six DAC 5.85%, 5/8/2029	$250,000	$260,917
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,751
IQVIA, Inc. 6.25%, 2/1/2029	440,000	463,910
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,879
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	100,414
Series 2021, 3.00%, 6/1/2051	135,000	88,191
Series 2019, 3.27%, 11/1/2049	105,000	73,299
4.15%, 5/1/2047	500,000	416,495
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	100,000	91,743
2.95%, 12/1/2029	100,000	95,275
4.70%, 2/1/2045	25,000	22,251
4.80%, 10/1/2034	850,000	842,418
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	77,250
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	64,061
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	36,010
4.13%, 7/1/2052 (a)	25,000	20,105
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,090
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	35,057
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,899
Series 2019, 3.95%, 8/1/2119	35,000	24,005
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	41,078
Novant Health, Inc. 3.17%, 11/1/2051	85,000	56,276
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	100,000	68,439
Orlando Health Obligated Group:
3.33%, 10/1/2050	25,000	17,949
5.48%, 10/1/2035	500,000	521,505
Security Description	Principal Amount	Value
PeaceHealth Obligated Group 4.86%, 11/15/2032	$500,000	$504,510
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	75,202
5.37%, 10/1/2032	115,000	118,950
5.40%, 10/1/2033	250,000	257,600
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	33,107
4.20%, 6/30/2029	100,000	100,312
4.63%, 12/15/2029	250,000	254,145
4.70%, 3/30/2045	25,000	22,457
6.40%, 11/30/2033	500,000	553,600
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	50,595
Series 20A, 3.36%, 8/15/2050	55,000	38,609
5.16%, 8/15/2033	180,000	185,193
Series 2025, 5.21%, 8/15/2032	100,000	103,668
Series 2025, 5.54%, 8/15/2035	600,000	626,634
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,717
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	305,000	278,181
2.30%, 5/15/2031	100,000	90,223
2.75%, 5/15/2040	300,000	224,520
2.90%, 5/15/2050	200,000	127,780
3.05%, 5/15/2041	350,000	265,289
3.13%, 5/15/2060	100,000	60,476
3.25%, 5/15/2051	100,000	67,602
3.38%, 4/15/2027	100,000	99,430
3.50%, 8/15/2039	200,000	166,656
3.75%, 10/15/2047	50,000	38,176
3.88%, 12/15/2028	15,000	14,988
4.25%, 4/15/2047	100,000	82,465
4.40%, 6/15/2028	75,000	75,839
4.60%, 4/15/2027	350,000	353,027
4.63%, 7/15/2035	200,000	197,194
4.65%, 1/15/2031	125,000	127,619
4.75%, 7/15/2045	230,000	206,959
4.75%, 5/15/2052	500,000	432,300
4.80%, 1/15/2030	200,000	204,858
4.90%, 4/15/2031	1,500,000	1,539,645
4.95%, 1/15/2032	150,000	153,808
5.00%, 4/15/2034	350,000	355,621
5.15%, 7/15/2034	150,000	153,699
5.20%, 4/15/2063	750,000	672,225
5.25%, 2/15/2028	645,000	662,944
5.30%, 6/15/2035 (a)	1,105,000	1,144,018
5.35%, 2/15/2033	700,000	729,463
5.38%, 4/15/2054	750,000	708,615

See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.50%, 7/15/2044	$200,000	$198,470
5.63%, 7/15/2054 (a)	1,150,000	1,129,139
5.75%, 7/15/2064	855,000	835,292
5.88%, 2/15/2053	500,000	504,840
5.95%, 6/15/2055	1,190,000	1,224,248
6.88%, 2/15/2038	25,000	28,908
Universal Health Services, Inc.:
4.63%, 10/15/2029	440,000	441,839
5.05%, 10/15/2034	140,000	137,389
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	345,367
		50,454,000
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
4.85%, 10/15/2030 (a)	90,000	91,904
5.00%, 10/15/2034	105,000	106,203
5.50%, 10/15/2035	90,000	93,658
Lennar Corp.:
4.75%, 11/29/2027	250,000	252,190
5.20%, 7/30/2030	115,000	118,249
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	105,000	107,273
NVR, Inc. 3.00%, 5/15/2030	130,000	123,119
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	106,747
Sekisui House U.S., Inc. 3.97%, 8/6/2061	200,000	134,122
Toll Brothers Finance Corp. 4.88%, 3/15/2027	750,000	755,423
		1,888,888
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	100,000	98,930
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	43,407
4.20%, 5/1/2030	195,000	196,383
4.60%, 3/1/2028	145,000	147,348
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	95,000	84,759
2.38%, 12/1/2029	40,000	37,445
3.13%, 12/1/2049	60,000	39,866
4.38%, 5/15/2028 (a)	115,000	116,139
4.65%, 5/15/2033	125,000	125,745
5.00%, 2/14/2034 (a)	350,000	355,173
5.15%, 5/15/2053 (a)	750,000	695,640
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	750,000	744,562
3.38%, 3/24/2029	750,000	732,270
3.63%, 3/24/2032	250,000	237,917
Security Description	Principal Amount	Value
Kenvue, Inc. 4.85%, 5/22/2032	$250,000	$255,470
Procter & Gamble Co.:
1.20%, 10/29/2030	300,000	264,417
1.90%, 2/1/2027	500,000	490,965
3.00%, 3/25/2030	100,000	96,420
3.95%, 1/26/2028	500,000	504,185
4.05%, 1/26/2033 (a)	200,000	199,994
4.10%, 11/3/2032	200,000	198,842
4.15%, 10/24/2029	185,000	187,470
4.35%, 11/3/2035	200,000	197,548
4.55%, 10/24/2034	250,000	253,070
4.60%, 5/1/2035 (a)	350,000	355,120
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	88,825
1.75%, 8/12/2031	140,000	123,351
2.90%, 5/5/2027	150,000	148,506
4.25%, 8/12/2027	250,000	252,075
4.63%, 8/12/2034	500,000	503,415
		7,676,327
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	265,227
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	35,540
5.60%, 11/15/2032	95,000	100,938
Clorox Co.:
3.10%, 10/1/2027	50,000	49,340
3.90%, 5/15/2028 (a)	50,000	50,015
4.40%, 5/1/2029	200,000	202,038
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,347
2.00%, 11/2/2031	750,000	675,765
3.10%, 3/26/2030	40,000	38,513
3.20%, 4/25/2029	100,000	97,610
3.90%, 5/4/2047	50,000	39,385
3.95%, 11/1/2028	55,000	55,122
4.50%, 2/16/2033	100,000	101,276
		1,725,116
INSURANCE — 0.7%
Aflac, Inc.:
3.60%, 4/1/2030	1,000,000	984,490
4.75%, 1/15/2049	75,000	66,113
Alleghany Corp. 4.90%, 9/15/2044	50,000	45,647
Allstate Corp.:
1.45%, 12/15/2030 (a)	250,000	218,267
3.85%, 8/10/2049	125,000	95,445
4.20%, 12/15/2046	50,000	41,217
5.05%, 6/24/2029	350,000	361,812
5.25%, 3/30/2033	195,000	202,728
American Financial Group, Inc.:
4.50%, 6/15/2047	100,000	84,176
5.00%, 9/23/2035 (a)	65,000	63,903

See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
American International Group, Inc.:
4.38%, 6/30/2050	$315,000	$263,220
4.85%, 5/7/2030	95,000	97,360
5.13%, 3/27/2033 (a)	500,000	514,370
American National Group, Inc.:
5.75%, 10/1/2029	100,000	103,514
6.00%, 7/15/2035	250,000	253,495
Aon Corp. 3.75%, 5/2/2029	100,000	98,922
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	583,325
Aon North America, Inc.:
5.13%, 3/1/2027	1,095,000	1,108,753
5.15%, 3/1/2029	250,000	257,305
5.45%, 3/1/2034	250,000	259,952
5.75%, 3/1/2054	250,000	249,170
Arch Capital Group Ltd. 3.64%, 6/30/2050	605,000	449,696
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,601
4.85%, 12/15/2029	85,000	86,986
5.00%, 2/15/2032	85,000	86,920
5.15%, 2/15/2035	140,000	141,581
5.45%, 7/15/2034	200,000	207,412
5.55%, 2/15/2055	880,000	844,756
5.75%, 3/2/2053	350,000	343,514
Assurant, Inc.:
2.65%, 1/15/2032	600,000	531,810
4.90%, 3/27/2028	50,000	50,653
5.55%, 2/15/2036	35,000	35,575
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	28,191
6.13%, 9/15/2028	40,000	42,011
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	316,425
3.50%, 1/15/2031	150,000	141,777
4.13%, 1/12/2028	100,000	99,892
6.25%, 4/1/2054	515,000	502,578
6.63%, 5/19/2055	150,000	152,857
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,746
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	71,353
1.85%, 3/12/2030	10,000	9,188
2.30%, 3/15/2027	200,000	196,898
2.50%, 1/15/2051	110,000	65,850
2.85%, 10/15/2050	340,000	218,909
2.88%, 3/15/2032	200,000	186,286
3.85%, 3/15/2052	550,000	423,874
4.20%, 8/15/2048	850,000	710,081
4.25%, 1/15/2049	150,000	126,047
Security Description	Principal Amount	Value
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	$180,000	$169,128
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	148,337
4.70%, 6/22/2047	150,000	110,283
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	134,570
4.20%, 3/17/2032	65,000	62,837
4.50%, 3/15/2029	50,000	50,149
4.70%, 6/23/2028	500,000	505,950
4.90%, 6/23/2030	750,000	760,770
5.55%, 6/23/2035	450,000	461,943
5.65%, 6/11/2034	75,000	77,409
6.25%, 6/23/2055 (a)	450,000	468,463
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	132,180
3.05%, 12/15/2061	500,000	307,515
4.15%, 3/13/2043	25,000	21,573
4.35%, 11/3/2045	125,000	108,996
4.65%, 8/15/2029	100,000	102,251
4.90%, 8/15/2035	960,000	964,368
5.00%, 3/15/2034	695,000	710,804
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	89,968
3.45%, 8/15/2027	100,000	99,026
5.13%, 2/15/2034	55,000	55,361
5.20%, 8/15/2035	350,000	351,806
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	497,060
4.40%, 4/5/2052 (a)	500,000	405,700
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (b)	1,000,000	1,008,420
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	50,400
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	150,620
5.00%, 4/20/2048	100,000	89,728
5.59%, 1/11/2033	100,000	104,340
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (b)	500,000	521,740
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	348,475
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	157,750
6.50%, 6/4/2029	50,000	52,070
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	66,021
4.85%, 4/17/2028	100,000	101,372
6.00%, 12/7/2033	200,000	212,180
6.10%, 3/15/2055	350,000	350,969
6.35%, 3/22/2054	80,000	82,834
6.50%, 5/20/2055	200,000	211,454
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	89,299
3.20%, 9/17/2051	250,000	158,802

See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.50%, 8/15/2028	$50,000	$50,343
First American Financial Corp. 5.45%, 9/30/2034	200,000	200,312
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	90,463
4.55%, 9/15/2028	25,000	25,233
5.85%, 9/15/2034	350,000	367,727
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	15,000	13,640
5.50%, 9/1/2035	105,000	106,580
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	66,929
2.90%, 9/15/2051	325,000	207,655
4.40%, 3/15/2048	100,000	84,942
Horace Mann Educators Corp. 4.70%, 10/1/2030	125,000	124,004
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	318,199
Kemper Corp. 2.40%, 9/30/2030	100,000	89,515
Lincoln National Corp.:
3.05%, 1/15/2030	83,000	79,119
3.40%, 3/1/2032	250,000	231,690
3.80%, 3/1/2028	35,000	34,816
5.35%, 11/15/2035	290,000	292,764
6.30%, 10/9/2037	50,000	53,769
Loews Corp. 3.20%, 5/15/2030	15,000	14,357
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	68,647
3.70%, 3/16/2032	200,000	191,736
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	50,000	49,838
4.99%, 12/11/2035	220,000	219,879
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	91,465
3.50%, 11/1/2027	50,000	49,589
4.15%, 9/17/2050	50,000	38,705
5.00%, 5/20/2049	30,000	26,501
6.00%, 5/16/2054	300,000	301,845
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	250,000	252,605
4.55%, 11/8/2027	40,000	40,491
4.85%, 11/15/2031	1,000,000	1,025,540
5.00%, 3/15/2035	400,000	405,188
5.15%, 3/15/2034	145,000	149,795
5.35%, 11/15/2044	250,000	244,570
5.40%, 9/15/2033	250,000	262,525
5.40%, 3/15/2055	140,000	134,827
5.70%, 9/15/2053	400,000	402,596
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,943
MetLife, Inc.:
4.05%, 3/1/2045	150,000	124,053
4.88%, 11/13/2043	200,000	186,256
Security Description	Principal Amount	Value
5.25%, 1/15/2054	$500,000	$475,730
5.30%, 12/15/2034 (a)	1,250,000	1,300,325
5.38%, 7/15/2033	400,000	421,620
6.40%, 12/15/2066	100,000	104,895
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	61,572
5.75%, 3/28/2034	100,000	103,999
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	136,644
3.70%, 5/15/2029	50,000	49,189
5.38%, 3/15/2033	140,000	146,264
Progressive Corp.:
2.50%, 3/15/2027	40,000	39,396
3.00%, 3/15/2032	50,000	46,167
4.00%, 3/1/2029	50,000	50,114
4.13%, 4/15/2047	500,000	413,690
4.20%, 3/15/2048	100,000	82,923
4.95%, 6/15/2033	400,000	410,240
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	74,530
3.94%, 12/7/2049	100,000	77,507
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b)	170,000	168,186
Series MTN, 4.60%, 5/15/2044	75,000	66,899
5.20%, 3/14/2035	110,000	112,819
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (b)	1,000,000	1,010,170
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	350,000	361,063
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (b)	500,000	527,610
Series MTN, 6.63%, 6/21/2040	25,000	28,516
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b)	510,000	544,843
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	142,241
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	33,128
3.90%, 5/15/2029 (a)	50,000	49,416
5.75%, 9/15/2034	300,000	312,384
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (a)(b)	500,000	516,105
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,746
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	250,000	261,455
5.80%, 4/1/2035	500,000	521,870
Selective Insurance Group, Inc. 5.90%, 4/15/2035 (a)	65,000	68,145

See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Travelers Cos., Inc.:
2.55%, 4/27/2050	$10,000	$6,064
3.05%, 6/8/2051	250,000	165,780
3.75%, 5/15/2046	10,000	7,868
4.00%, 5/30/2047	80,000	64,950
4.05%, 3/7/2048	100,000	81,098
4.10%, 3/4/2049	100,000	81,180
5.05%, 7/24/2035	45,000	45,745
5.45%, 5/25/2053	515,000	508,310
5.70%, 7/24/2055	285,000	291,752
Series MTN, 6.25%, 6/15/2037	25,000	27,812
Unum Group:
4.00%, 6/15/2029	70,000	69,283
4.13%, 6/15/2051	100,000	75,762
4.50%, 12/15/2049	15,000	12,090
5.25%, 12/15/2035	95,000	94,347
6.00%, 6/15/2054	315,000	311,585
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	70,139
4.00%, 5/12/2050	45,000	34,518
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	52,000
4.50%, 9/15/2028	50,000	50,365
4.55%, 3/15/2031	590,000	591,127
4.65%, 6/15/2027	100,000	100,770
5.15%, 3/15/2036	90,000	90,084
5.35%, 5/15/2033	250,000	257,960
5.90%, 3/5/2054	150,000	149,934
		41,416,147
INTERNET — 0.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	400,000	362,720
2.70%, 2/9/2041 (a)	500,000	366,340
3.15%, 2/9/2051	100,000	68,008
3.40%, 12/6/2027 (a)	1,200,000	1,189,020
4.20%, 12/6/2047	260,000	216,349
4.88%, 5/26/2030 (a)	200,000	205,972
5.25%, 5/26/2035 (a)	200,000	208,138
5.63%, 11/26/2054 (a)	300,000	303,297
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	586,158
2.05%, 8/15/2050	250,000	136,488
2.25%, 8/15/2060 (a)	1,000,000	512,620
3.88%, 11/15/2028	120,000	120,552
4.00%, 5/15/2030	85,000	85,221
4.10%, 11/15/2030	755,000	757,499
4.38%, 11/15/2032	295,000	295,920
4.50%, 5/15/2035 (a)	250,000	248,623
4.70%, 11/15/2035	305,000	305,195
5.25%, 5/15/2055	120,000	115,006
5.30%, 5/15/2065	210,000	197,591
5.35%, 11/15/2045	1,000,000	994,820
5.45%, 11/15/2055	1,085,000	1,065,264
5.70%, 11/15/2075	215,000	211,865
Security Description	Principal Amount	Value
Amazon.com, Inc.:
1.50%, 6/3/2030	$235,000	$211,749
1.65%, 5/12/2028	1,150,000	1,097,640
2.10%, 5/12/2031	150,000	135,483
2.50%, 6/3/2050	390,000	233,688
2.70%, 6/3/2060	280,000	158,802
2.88%, 5/12/2041	1,650,000	1,251,640
3.10%, 5/12/2051	150,000	100,688
3.15%, 8/22/2027	100,000	99,280
3.25%, 5/12/2061	150,000	95,903
3.30%, 4/13/2027	250,000	248,950
3.45%, 4/13/2029 (a)	200,000	197,586
3.60%, 4/13/2032	250,000	242,440
3.88%, 8/22/2037	125,000	114,620
3.90%, 11/20/2028	585,000	586,761
3.95%, 4/13/2052	1,000,000	781,620
4.05%, 8/22/2047	625,000	513,525
4.10%, 11/20/2030 (a)	140,000	140,147
4.25%, 8/22/2057	150,000	120,459
4.35%, 3/20/2033	250,000	249,248
4.55%, 12/1/2027	250,000	254,255
4.65%, 12/1/2029	500,000	513,235
4.65%, 11/20/2035	500,000	497,910
4.70%, 12/1/2032	1,500,000	1,541,640
4.95%, 12/5/2044	125,000	120,281
5.45%, 11/20/2055	500,000	488,630
5.55%, 11/20/2065	1,250,000	1,212,725
AppLovin Corp. 5.38%, 12/1/2031	750,000	776,917
Baidu, Inc.:
1.63%, 2/23/2027 (a)	200,000	194,970
2.38%, 8/23/2031 (a)	200,000	181,970
eBay, Inc.:
2.60%, 5/10/2031	100,000	91,327
2.70%, 3/11/2030	600,000	563,826
3.65%, 5/10/2051	550,000	402,809
4.25%, 3/6/2029	200,000	200,694
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	33,573
3.80%, 2/15/2028	50,000	49,720
4.63%, 8/1/2027	590,000	594,384
5.40%, 2/15/2035	155,000	159,106
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	484,885
4.20%, 11/15/2030	1,375,000	1,377,502
4.30%, 8/15/2029	145,000	146,689
4.45%, 8/15/2052	750,000	610,972
4.55%, 8/15/2031	1,075,000	1,094,006
4.60%, 5/15/2028	250,000	254,618
4.60%, 11/15/2032	290,000	292,381
4.75%, 8/15/2034	1,135,000	1,144,035
4.88%, 11/15/2035	1,500,000	1,498,845
4.95%, 5/15/2033	250,000	257,570
5.40%, 8/15/2054	105,000	97,697
5.50%, 11/15/2045	280,000	272,140

See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.55%, 8/15/2064	$645,000	$599,160
5.60%, 5/15/2053	500,000	479,150
5.63%, 11/15/2055	1,500,000	1,442,130
5.75%, 5/15/2063	500,000	480,475
5.75%, 11/15/2065	750,000	716,460
Netflix, Inc.:
4.90%, 8/15/2034 (a)	60,000	61,478
5.40%, 8/15/2054	30,000	29,097
5.88%, 11/15/2028	1,250,000	1,313,925
Uber Technologies, Inc.:
4.15%, 1/15/2031	90,000	89,582
4.80%, 9/15/2034	500,000	498,990
4.80%, 9/15/2035	580,000	575,702
5.35%, 9/15/2054 (a)	300,000	285,183
VeriSign, Inc.:
2.70%, 6/15/2031	80,000	72,854
5.25%, 6/1/2032	250,000	256,995
		37,443,388
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (c)	65,000	64,977
6.55%, 3/15/2032	100,000	103,217
6.70%, 7/29/2031	315,000	332,681
ARES Capital Corp.:
2.88%, 6/15/2028 (a)	500,000	477,890
5.10%, 1/15/2031	350,000	345,509
5.50%, 9/1/2030	100,000	100,721
5.80%, 3/8/2032 (a)	350,000	353,440
5.95%, 7/15/2029	65,000	66,755
ARES Strategic Income Fund:
5.15%, 1/15/2031 (c)	250,000	245,358
5.70%, 3/15/2028	600,000	607,632
6.35%, 8/15/2029	250,000	257,545
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030 (a)	100,000	99,877
Barings BDC, Inc.:
5.20%, 9/15/2028	135,000	134,299
7.00%, 2/15/2029	65,000	67,085
Barings Private Credit Corp. 6.15%, 6/11/2030 (c)	250,000	249,355
Blackstone Private Credit Fund:
4.95%, 9/26/2027	45,000	45,233
5.05%, 9/10/2030 (a)	210,000	206,798
5.60%, 11/22/2029	250,000	252,285
5.95%, 7/16/2029	250,000	255,113
6.25%, 1/25/2031	350,000	360,853
7.30%, 11/27/2028	250,000	265,158
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	94,554
5.13%, 1/31/2031 (a)	200,000	197,530
5.30%, 6/30/2030	145,000	144,427
5.35%, 4/13/2028	395,000	398,409
Security Description	Principal Amount	Value
Blue Owl Capital Corp.:
5.95%, 3/15/2029 (a)	$165,000	$166,536
6.20%, 7/15/2030	175,000	177,319
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	199,716
6.60%, 9/15/2029	250,000	257,090
6.65%, 3/15/2031	145,000	149,370
7.95%, 6/13/2028	200,000	211,480
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	486,355
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	205,000	202,025
Franklin BSP Capital Corp. 6.00%, 10/2/2030 (a)(c)	250,000	247,810
FS KKR Capital Corp.:
6.13%, 1/15/2030 (a)	250,000	246,230
6.13%, 1/15/2031	350,000	341,624
6.88%, 8/15/2029 (a)	200,000	201,700
Goldman Sachs BDC, Inc. 5.65%, 9/9/2030	160,000	160,718
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029 (c)	60,000	60,210
5.88%, 1/31/2031 (a)(c)	100,000	100,233
6.25%, 5/6/2030 (a)(c)	300,000	305,868
Golub Capital BDC, Inc. 6.00%, 7/15/2029 (a)	200,000	204,558
Golub Capital Private Credit Fund:
5.45%, 8/15/2028 (a)(c)	300,000	301,938
5.80%, 9/12/2029	500,000	506,840
5.88%, 5/1/2030 (a)	70,000	71,100
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	250,000	256,818
6.38%, 7/1/2034	125,000	127,446
6.75%, 7/15/2035	175,000	183,155
HPS Corporate Lending Fund:
5.45%, 11/15/2030 (c)	250,000	249,290
5.85%, 6/5/2030 (c)	250,000	253,183
5.95%, 4/14/2032 (a)	175,000	177,679
6.25%, 9/30/2029 (a)	150,000	155,297
Main Street Capital Corp. 5.40%, 8/15/2028	145,000	145,596
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030 (a)	145,000	148,519
MSD Investment Corp. 6.13%, 2/5/2031 (c)	125,000	124,270
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (a)(c)	100,000	99,824
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	97,775

See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (c)	$105,000	$105,532
6.50%, 7/23/2029 (a)	40,000	41,163
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	100,000	101,347
6.13%, 7/15/2030	125,000	128,316
6.50%, 3/11/2029	350,000	362,642
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	202,150
6.95%, 8/14/2028	70,000	73,363
		13,358,786
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (a)	95,000	102,235
6.35%, 6/17/2054 (a)	350,000	368,869
6.55%, 11/29/2027	200,000	208,216
6.80%, 11/29/2032 (a)	175,000	196,012
Nucor Corp.:
2.70%, 6/1/2030	15,000	14,121
2.98%, 12/15/2055	50,000	31,114
3.13%, 4/1/2032	90,000	83,606
4.30%, 5/23/2027	500,000	503,280
5.10%, 6/1/2035	350,000	357,963
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,612
3.25%, 10/15/2050	20,000	13,686
3.45%, 4/15/2030	40,000	38,667
5.25%, 5/15/2035	195,000	199,095
5.38%, 8/15/2034	105,000	108,722
5.75%, 5/15/2055	590,000	588,407
Vale Overseas Ltd.:
6.13%, 6/12/2033	375,000	400,789
6.40%, 6/28/2054	420,000	428,316
6.88%, 11/10/2039 (a)	300,000	339,609
		3,992,319
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	752,520
Apple, Inc.:
4.00%, 5/10/2028	925,000	931,891
4.00%, 5/12/2028	250,000	251,850
4.20%, 5/12/2030	1,250,000	1,263,737
4.30%, 5/10/2033 (a)	700,000	709,716
4.50%, 5/12/2032 (a)	250,000	255,682
4.75%, 5/12/2035 (a)	250,000	256,142
4.85%, 5/10/2053 (a)	2,000,000	1,889,940
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	350,000	364,980
5.95%, 4/15/2035 (a)	350,000	363,065
CGI, Inc. 4.95%, 3/14/2030 (c)	250,000	253,158
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	$250,000	$189,985
3.45%, 12/15/2051	250,000	170,275
4.15%, 2/15/2029	145,000	144,877
4.50%, 2/15/2031	160,000	159,907
4.75%, 10/6/2032	145,000	144,796
4.85%, 2/1/2035	250,000	246,470
5.00%, 4/1/2030	1,180,000	1,208,355
5.10%, 2/15/2036	250,000	246,733
5.50%, 4/1/2035 (a)	250,000	257,500
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	104,294
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	125,000	124,956
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	90,028
4.15%, 9/15/2028	80,000	80,050
4.40%, 9/25/2027	590,000	593,086
4.40%, 10/15/2030	250,000	249,128
4.55%, 10/15/2029	200,000	201,176
4.85%, 10/15/2031	200,000	201,874
5.00%, 10/15/2034	145,000	143,904
5.25%, 7/1/2028	250,000	256,355
5.60%, 10/15/2054	600,000	556,518
HP, Inc. 6.10%, 4/25/2035 (a)	180,000	190,163
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	504,540
5.30%, 2/5/2054	605,000	563,485
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	507,365
4.80%, 2/10/2030	250,000	255,747
5.00%, 2/10/2032	500,000	513,185
5.20%, 2/10/2035 (a)	250,000	256,255
5.70%, 2/10/2055 (a)	250,000	246,470
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	490,000	519,449
Leidos, Inc. 5.50%, 3/15/2035	235,000	244,123
NetApp, Inc.:
5.50%, 3/17/2032	140,000	145,652
5.70%, 3/17/2035	200,000	209,304
		16,818,686
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032 (a)	250,000	238,368
Polaris, Inc. 6.95%, 3/15/2029	350,000	371,063

See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	$190,000	$190,828
		800,259
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	48,623
5.85%, 8/1/2034	125,000	127,491
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	50,133
5.05%, 3/30/2028	300,000	305,505
5.25%, 6/30/2029	110,000	113,255
5.38%, 12/15/2031	200,000	205,912
5.75%, 1/30/2027	190,000	192,947
5.75%, 3/30/2032	125,000	131,037
Las Vegas Sands Corp.:
5.63%, 6/15/2028	590,000	605,004
6.00%, 8/15/2029	125,000	130,429
6.00%, 6/14/2030	125,000	131,039
6.20%, 8/15/2034	125,000	131,491
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	466,990
4.80%, 3/15/2030	200,000	204,302
5.00%, 10/15/2027	55,000	55,953
5.10%, 4/15/2032	660,000	679,840
5.25%, 10/15/2035	250,000	253,377
5.35%, 3/15/2035	400,000	411,320
5.50%, 4/15/2037	250,000	255,920
5.55%, 10/15/2028	155,000	160,954
Sands China Ltd. 5.40%, 8/8/2028	750,000	763,515
		5,425,037
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series K, 4.10%, 8/15/2028	570,000	573,563
4.40%, 3/3/2028	500,000	505,515
4.50%, 1/7/2027	100,000	100,739
4.60%, 11/15/2027	750,000	762,277
4.80%, 1/8/2030	100,000	103,329
5.00%, 5/14/2027	750,000	762,457
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	95,375
2.60%, 4/9/2030	95,000	89,878
3.25%, 4/9/2050 (a)	125,000	89,046
3.80%, 8/15/2042	125,000	105,031
4.75%, 5/15/2064	25,000	22,011
5.20%, 5/15/2035	250,000	259,495
5.50%, 5/15/2055 (a)	500,000	504,580
Eaton Capital ULC 4.45%, 5/9/2030	750,000	757,920
Security Description	Principal Amount	Value
Oshkosh Corp. 3.10%, 3/1/2030	$10,000	$9,507
		4,740,723
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (a)	500,000	523,080
CNH Industrial Capital LLC:
4.50%, 10/16/2030	350,000	350,203
4.55%, 4/10/2028	125,000	125,872
5.10%, 4/20/2029	125,000	127,750
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,944
Deere & Co.:
2.88%, 9/7/2049	35,000	23,510
3.90%, 6/9/2042	225,000	193,583
5.45%, 1/16/2035	250,000	263,815
5.70%, 1/19/2055	500,000	517,665
Deere Funding Canada Corp. 4.15%, 10/9/2030	515,000	514,856
Flowserve Corp.:
2.80%, 1/15/2032	75,000	67,092
3.50%, 10/1/2030	35,000	33,362
IDEX Corp.:
2.63%, 6/15/2031	100,000	91,387
3.00%, 5/1/2030	25,000	23,646
4.95%, 9/1/2029	35,000	35,699
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	775,230
5.45%, 6/15/2034	105,000	109,229
5.70%, 6/15/2054	285,000	286,163
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	61,641
Series MTN, 1.50%, 3/6/2028	100,000	95,329
Series MTN, 2.80%, 7/18/2029	50,000	48,084
Series MTN, 3.35%, 4/18/2029	100,000	98,124
Series MTN, 4.38%, 10/15/2030	175,000	176,794
4.40%, 9/8/2031	1,000,000	1,009,620
4.50%, 1/8/2027	100,000	100,739
4.65%, 1/7/2028	85,000	86,461
Series MTN, 4.70%, 6/10/2030	750,000	768,442
Series MTN, 4.85%, 3/5/2027	250,000	253,165
Series MTN, 4.85%, 6/11/2029	200,000	205,638
Series MTN, 4.90%, 3/7/2031	350,000	361,312
Series MTN, 4.95%, 7/14/2028	805,000	826,598
Series 1, 5.05%, 6/12/2034	200,000	206,518

See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series MTN, 5.10%, 4/11/2034	$250,000	$258,485
Series I, 5.15%, 9/8/2033	100,000	104,775
Nordson Corp. 4.50%, 12/15/2029	250,000	251,865
nVent Finance SARL:
2.75%, 11/15/2031	50,000	45,008
4.55%, 4/15/2028	50,000	50,264
Otis Worldwide Corp.:
2.57%, 2/15/2030	750,000	702,060
3.11%, 2/15/2040	250,000	196,942
5.13%, 11/19/2031	100,000	103,764
5.13%, 9/4/2035	610,000	621,718
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	516,910
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	83,626
4.20%, 3/1/2049	250,000	208,260
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	300,000	303,771
5.50%, 5/29/2035	250,000	260,737
Xylem, Inc. 1.95%, 1/30/2028	45,000	43,194
		12,126,930
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	301,199
2.80%, 4/1/2031	290,000	260,968
3.50%, 6/1/2041	500,000	355,450
3.50%, 3/1/2042	500,000	346,000
3.70%, 4/1/2051	730,000	459,769
3.85%, 4/1/2061	100,000	59,606
3.90%, 6/1/2052	850,000	548,802
4.20%, 3/15/2028	250,000	248,738
4.40%, 4/1/2033	315,000	297,177
4.40%, 12/1/2061	100,000	65,319
4.80%, 3/1/2050	655,000	492,501
5.05%, 3/30/2029	100,000	101,193
5.25%, 4/1/2053	750,000	593,257
5.38%, 5/1/2047	150,000	123,464
5.85%, 12/1/2035	1,000,000	998,810
6.10%, 6/1/2029	1,615,000	1,685,026
6.48%, 10/23/2045	685,000	644,359
6.55%, 6/1/2034	180,000	189,434
6.70%, 12/1/2055	500,000	480,040
Comcast Corp.:
1.50%, 2/15/2031 (a)	150,000	130,416
1.95%, 1/15/2031	70,000	62,444
2.45%, 8/15/2052 (a)	115,000	60,819
2.65%, 8/15/2062	75,000	37,786
2.80%, 1/15/2051	805,000	467,037
Security Description	Principal Amount	Value
2.89%, 11/1/2051	$350,000	$204,887
2.94%, 11/1/2056	1,000,000	562,360
2.99%, 11/1/2063	550,000	297,731
3.15%, 2/15/2028	200,000	196,904
3.20%, 7/15/2036	250,000	213,068
3.30%, 2/1/2027	150,000	149,196
3.30%, 4/1/2027	100,000	99,326
3.40%, 4/1/2030	550,000	533,566
3.40%, 7/15/2046	100,000	69,401
3.75%, 4/1/2040	250,000	205,880
3.90%, 3/1/2038	150,000	130,578
4.00%, 11/1/2049	69,000	50,876
4.15%, 10/15/2028	1,250,000	1,256,562
4.20%, 8/15/2034	100,000	95,568
4.25%, 10/15/2030	50,000	49,999
4.25%, 1/15/2033	50,000	48,861
4.55%, 1/15/2029	500,000	507,365
4.60%, 10/15/2038 (a)	305,000	284,287
4.65%, 2/15/2033	500,000	501,645
4.65%, 7/15/2042	75,000	65,802
4.70%, 10/15/2048 (a)	500,000	416,910
4.95%, 5/15/2032	100,000	102,431
4.95%, 10/15/2058	105,000	87,269
5.17%, 1/15/2037 (c)	500,000	493,105
5.30%, 6/1/2034	1,200,000	1,236,684
5.30%, 5/15/2035 (a)	150,000	153,600
5.35%, 5/15/2053	1,500,000	1,347,045
5.50%, 11/15/2032	605,000	639,503
5.50%, 5/15/2064	750,000	670,042
5.65%, 6/1/2054 (a)	1,110,000	1,041,191
6.05%, 5/15/2055 (a)	450,000	445,171
Fox Corp.:
4.71%, 1/25/2029	40,000	40,507
5.48%, 1/25/2039	275,000	275,952
5.58%, 1/25/2049 (a)	525,000	505,444
6.50%, 10/13/2033	240,000	264,694
Paramount Global:
2.90%, 1/15/2027	66,000	64,907
3.70%, 6/1/2028	50,000	48,875
4.20%, 6/1/2029	200,000	194,898
4.38%, 3/15/2043	25,000	17,405
4.95%, 1/15/2031	750,000	719,872
4.95%, 5/19/2050	1,000,000	704,380
5.85%, 9/1/2043	200,000	164,398
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	76,966
5.50%, 9/1/2041	425,000	372,806
5.88%, 11/15/2040	50,000	46,295
6.75%, 6/15/2039	50,000	50,567
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	51,918
Walt Disney Co.:
2.00%, 9/1/2029	185,000	172,979
2.20%, 1/13/2028	570,000	553,196

See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
2.65%, 1/13/2031	$440,000	$411,563
3.50%, 5/13/2040	1,650,000	1,382,980
3.60%, 1/13/2051 (a)	1,575,000	1,171,611
3.80%, 5/13/2060	90,000	65,849
4.70%, 3/23/2050 (a)	700,000	627,221
5.40%, 10/1/2043	75,000	74,963
6.65%, 11/15/2037	250,000	285,718
		29,512,391
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	55,000	52,830
4.50%, 12/15/2028 (a)	20,000	20,176
		73,006
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	194,394
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	254,235
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	108,129
4.75%, 2/28/2028	350,000	355,526
5.00%, 2/21/2030	200,000	206,166
5.00%, 2/15/2036 (a)	250,000	253,225
5.00%, 9/30/2043	50,000	47,571
5.10%, 9/8/2028	250,000	257,252
5.13%, 2/21/2032	200,000	207,222
5.25%, 9/8/2033	250,000	259,685
5.30%, 2/21/2035	700,000	722,981
5.50%, 9/8/2053	95,000	94,517
5.75%, 9/5/2055	130,000	132,855
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	1,007,590
5.45%, 3/15/2043	350,000	339,262
Newmont Corp. 2.60%, 7/15/2032	500,000	455,475
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	1,010,963
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	155,100
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,493
4.38%, 3/12/2027 (a)	55,000	55,367
4.50%, 3/14/2028	55,000	55,632
4.75%, 3/22/2042	150,000	140,016
4.88%, 3/14/2030	115,000	118,144
5.00%, 3/14/2032	1,000,000	1,031,280
5.00%, 3/9/2033	250,000	256,637
5.13%, 3/9/2053	400,000	373,152
5.25%, 3/14/2035	585,000	603,036
5.75%, 3/14/2055	460,000	468,892
5.88%, 3/14/2065	105,000	108,445
Security Description	Principal Amount	Value
Southern Copper Corp. 5.88%, 4/23/2045	$607,000	$622,406
		9,916,648
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	94,299
2.88%, 10/15/2027	225,000	221,206
3.05%, 4/15/2030	500,000	477,735
3.25%, 8/26/2049	310,000	213,432
Series MTN, 3.38%, 3/1/2029	50,000	49,003
Series MTN, 3.63%, 10/15/2047	25,000	18,610
Series MTN, 4.00%, 9/14/2048	30,000	23,667
4.80%, 3/15/2030	750,000	767,047
5.15%, 3/15/2035	500,000	511,225
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,916
4.15%, 3/15/2033 (a)	500,000	491,940
4.15%, 11/2/2042	25,000	21,637
4.35%, 5/18/2028	205,000	207,357
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	274,862
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	32,162
4.25%, 9/15/2027	750,000	754,815
4.50%, 9/15/2029	500,000	507,060
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	231,385
Textron, Inc.:
2.45%, 3/15/2031	30,000	27,185
3.90%, 9/17/2029	50,000	49,267
4.95%, 3/15/2036	165,000	163,861
5.50%, 5/15/2035	200,000	207,238
6.10%, 11/15/2033	200,000	215,682
		5,659,591
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	207,983
4.25%, 3/13/2034	150,000	151,518
Corp. Andina de Fomento 2.25%, 2/8/2027 (a)	150,000	147,354
International Finance Corp. Series GMTN, 4.38%, 1/15/2027	50,000	50,358
		557,213
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.57%, 12/1/2031	500,000	465,430
5.55%, 8/22/2034	140,000	142,738
		608,168

See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
OIL & GAS — 0.8%
APA Corp. 5.10%, 9/1/2040	$500,000	$444,450
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	449,595
2.72%, 1/12/2032	500,000	456,030
2.94%, 6/4/2051	105,000	66,985
3.00%, 2/24/2050	250,000	163,235
3.02%, 1/16/2027	200,000	198,420
3.06%, 6/17/2041	500,000	380,980
3.38%, 2/8/2061	900,000	588,636
3.59%, 4/14/2027	250,000	249,240
3.63%, 4/6/2030	200,000	196,144
3.94%, 9/21/2028	100,000	100,072
4.81%, 2/13/2033	535,000	542,436
4.87%, 11/25/2029	500,000	513,420
4.89%, 9/11/2033	500,000	508,795
5.02%, 11/17/2027	750,000	765,675
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	349,093
Series GMTN, 4.95%, 6/1/2047	100,000	88,234
5.00%, 12/15/2029	200,000	205,122
5.40%, 12/15/2034 (a)	475,000	483,716
Cenovus Energy, Inc.:
2.65%, 1/15/2032	35,000	31,084
5.40%, 3/20/2036	125,000	124,851
6.75%, 11/15/2039	750,000	825,405
Chevron Corp.:
2.00%, 5/11/2027	350,000	342,258
2.24%, 5/11/2030	100,000	92,738
3.08%, 5/11/2050	600,000	408,006
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	38,352
2.34%, 8/12/2050 (a)	65,000	37,816
3.95%, 8/13/2027	200,000	200,938
4.05%, 8/13/2028	155,000	156,228
4.30%, 10/15/2030 (a)	145,000	146,424
4.48%, 2/26/2028 (a)	750,000	761,332
4.50%, 10/15/2032	200,000	201,974
4.69%, 4/15/2030	250,000	255,812
4.82%, 4/15/2032	200,000	205,692
4.85%, 10/15/2035 (a)	200,000	202,432
4.98%, 4/15/2035	250,000	256,282
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	98,619
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	252,683
ConocoPhillips 6.50%, 2/1/2039	75,000	84,279
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	367,575
4.03%, 3/15/2062	215,000	156,406
Security Description	Principal Amount	Value
4.70%, 1/15/2030	$250,000	$254,847
5.00%, 1/15/2035	1,250,000	1,268,312
5.05%, 9/15/2033	500,000	514,685
5.30%, 5/15/2053	750,000	699,157
5.50%, 1/15/2055 (a)	145,000	138,954
5.65%, 1/15/2065	145,000	139,679
6.95%, 4/15/2029	50,000	54,367
Coterra Energy, Inc.:
3.90%, 5/15/2027	250,000	249,225
5.40%, 2/15/2035 (a)	40,000	40,610
5.90%, 2/15/2055	385,000	370,127
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,782
5.20%, 9/15/2034	300,000	298,938
5.60%, 7/15/2041	750,000	726,367
5.75%, 9/15/2054	300,000	276,261
Diamondback Energy, Inc.:
3.50%, 12/1/2029	100,000	97,000
4.40%, 3/24/2051 (a)	35,000	28,083
5.20%, 4/18/2027	500,000	507,410
5.55%, 4/1/2035	645,000	663,479
5.75%, 4/18/2054	350,000	331,030
6.25%, 3/15/2033	550,000	593,120
6.25%, 3/15/2053	250,000	252,938
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,274
4.38%, 4/15/2030	30,000	30,201
4.40%, 7/15/2028	90,000	91,030
4.40%, 1/15/2031	115,000	115,417
4.95%, 4/15/2050	35,000	31,338
5.00%, 7/15/2032	250,000	255,992
5.35%, 1/15/2036	180,000	184,993
5.65%, 12/1/2054 (a)	335,000	328,411
5.95%, 7/15/2055	155,000	158,167
EQT Corp.:
4.75%, 1/15/2031	1,000,000	1,006,610
5.70%, 4/1/2028	500,000	515,685
Equinor ASA:
3.13%, 4/6/2030	1,000,000	963,310
3.25%, 11/18/2049	305,000	213,311
3.63%, 9/10/2028	50,000	49,866
3.63%, 4/6/2040	100,000	84,647
3.70%, 4/6/2050	250,000	189,630
3.95%, 5/15/2043	50,000	42,067
4.50%, 9/3/2030 (a)	250,000	253,685
4.75%, 11/14/2035	500,000	497,630
4.80%, 11/8/2043	30,000	27,939
5.13%, 6/3/2035	250,000	256,950
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	507,600
5.70%, 1/15/2035	85,000	87,988
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	47,778
2.61%, 10/15/2030	300,000	281,247
3.00%, 8/16/2039	50,000	40,015

See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3.10%, 8/16/2049	$50,000	$34,196
3.29%, 3/19/2027	350,000	348,512
3.45%, 4/15/2051	545,000	391,926
3.48%, 3/19/2030	250,000	244,590
4.11%, 3/1/2046	625,000	523,544
4.23%, 3/19/2040	1,105,000	1,013,716
4.33%, 3/19/2050	250,000	210,115
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a)	1,000,000	985,460
Hess Corp.:
5.60%, 2/15/2041	75,000	77,567
5.80%, 4/1/2047	750,000	768,975
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	165,326
6.25%, 1/15/2035 (a)	250,000	260,985
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,841
4.50%, 4/1/2048	25,000	20,133
5.15%, 3/1/2030	800,000	824,056
5.70%, 3/1/2035	350,000	360,797
Occidental Petroleum Corp.:
5.00%, 8/1/2027	490,000	499,099
5.20%, 8/1/2029	160,000	163,861
5.55%, 10/1/2034 (a)	895,000	911,316
6.05%, 10/1/2054	125,000	119,194
6.45%, 9/15/2036	500,000	531,950
6.63%, 9/1/2030	750,000	805,755
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	694,798
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	250,000	247,235
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	134,661
3.15%, 12/15/2029	100,000	95,975
3.30%, 3/15/2052	500,000	325,555
3.75%, 3/1/2028	25,000	24,819
3.90%, 3/15/2028	50,000	49,806
4.88%, 11/15/2044	95,000	83,471
4.90%, 10/1/2046	10,000	8,735
4.95%, 3/15/2035	200,000	198,926
5.30%, 6/30/2033	500,000	516,115
5.50%, 3/15/2055 (a)	200,000	184,998
5.65%, 6/15/2054	500,000	470,730
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (b)	750,000	748,117
Pioneer Natural Resources Co. 2.15%, 1/15/2031	420,000	381,217
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	94,330
2.75%, 4/6/2030	1,600,000	1,516,368
3.13%, 11/7/2049 (c)	100,000	67,241
3.25%, 4/6/2050	500,000	345,190
4.00%, 5/10/2046	100,000	80,930
4.13%, 11/6/2030	140,000	139,994
4.13%, 5/11/2035 (a)	75,000	72,069
Security Description	Principal Amount	Value
4.38%, 5/11/2045	$750,000	$646,725
4.55%, 8/12/2043	250,000	223,583
4.75%, 1/6/2036	400,000	399,140
5.13%, 10/15/2041 (c)	500,000	487,545
5.50%, 3/25/2040 (c)	25,000	25,590
Shell International Finance BV 2.88%, 11/26/2041	350,000	259,136
Suncor Energy, Inc.:
3.75%, 3/4/2051	785,000	559,360
4.00%, 11/15/2047	70,000	53,199
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	378,175
3.13%, 5/29/2050	700,000	467,201
3.46%, 2/19/2029	500,000	492,330
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	25,032
4.72%, 9/10/2034	125,000	126,085
5.15%, 4/5/2034	125,000	129,914
5.28%, 9/10/2054	250,000	235,283
5.43%, 9/10/2064	250,000	234,215
5.49%, 4/5/2054	200,000	193,794
5.64%, 4/5/2064	200,000	194,328
Valero Energy Corp.:
2.15%, 9/15/2027	550,000	532,834
3.65%, 12/1/2051	750,000	518,992
6.63%, 6/15/2037	250,000	275,655
Viper Energy Partners LLC 5.70%, 8/1/2035	750,000	763,012
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	494,390
5.70%, 9/12/2054 (a)	350,000	329,108
		49,625,436
OIL & GAS SERVICES — 0.0% *
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	50,000	49,451
4.08%, 12/15/2047	150,000	119,562
Halliburton Co.:
2.92%, 3/1/2030	500,000	473,310
4.85%, 11/15/2035	150,000	148,132
5.00%, 11/15/2045	635,000	567,823
7.45%, 9/15/2039	25,000	29,482
NOV, Inc. 3.60%, 12/1/2029 (a)	100,000	97,468
		1,485,228
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (a)	160,000	167,160
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031	130,000	118,885
4.80%, 3/17/2028	60,000	60,814
5.10%, 3/17/2030	110,000	112,904

See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.50%, 3/17/2035 (a)	$140,000	$144,771
Amcor Group Finance PLC 5.45%, 5/23/2029 (a)	500,000	517,000
AptarGroup, Inc. 4.75%, 3/30/2031	625,000	629,637
Berry Global, Inc.:
5.65%, 1/15/2034	40,000	41,710
5.80%, 6/15/2031	250,000	264,065
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,910
3.40%, 12/15/2027	35,000	34,672
4.05%, 12/15/2049	10,000	7,943
5.20%, 8/15/2035	635,000	644,995
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	400,000	412,808
5.44%, 4/3/2034	500,000	517,695
Smurfit Westrock Financing DAC 5.19%, 1/15/2036 (a)	200,000	201,504
Sonoco Products Co.:
4.60%, 9/1/2029	125,000	126,039
5.00%, 9/1/2034 (a)	145,000	143,640
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	445,635
4.20%, 6/1/2032	50,000	48,571
		4,664,358
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
3.20%, 11/21/2029	1,245,000	1,207,588
4.05%, 11/21/2039	1,450,000	1,294,618
4.25%, 11/14/2028 (a)	35,000	35,382
4.25%, 11/21/2049	340,000	280,401
4.30%, 5/14/2036	50,000	47,975
4.40%, 11/6/2042	50,000	44,602
4.45%, 5/14/2046	150,000	130,367
4.50%, 5/14/2035	50,000	49,118
4.55%, 3/15/2035	350,000	345,005
4.65%, 3/15/2028	870,000	884,546
4.75%, 3/15/2045	75,000	68,368
4.80%, 3/15/2027	1,160,000	1,172,342
4.80%, 3/15/2029	150,000	153,725
4.88%, 3/15/2030	100,000	103,009
4.88%, 11/14/2048	25,000	22,787
4.95%, 3/15/2031	80,000	82,770
5.05%, 3/15/2034	250,000	256,875
5.20%, 3/15/2035	110,000	113,777
5.35%, 3/15/2044	790,000	781,492
5.40%, 3/15/2054	2,155,000	2,096,470
5.50%, 3/15/2064	110,000	106,966
5.60%, 3/15/2055	65,000	65,221
Astrazeneca Finance LLC:
1.75%, 5/28/2028	755,000	720,949
2.25%, 5/28/2031	20,000	18,188
4.85%, 2/26/2029	165,000	169,382
4.88%, 3/3/2028	250,000	255,347
Security Description	Principal Amount	Value
5.00%, 2/26/2034	$1,085,000	$1,122,595
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	525,642
4.00%, 1/17/2029	35,000	35,083
4.00%, 9/18/2042	25,000	21,554
4.38%, 8/17/2048	40,000	34,816
6.45%, 9/15/2037 (a)	1,025,000	1,168,643
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	57,807
3.70%, 6/6/2027	163,000	162,384
4.67%, 6/6/2047	710,000	617,679
4.69%, 2/13/2028	265,000	268,363
4.69%, 12/15/2044	20,000	17,707
4.87%, 2/8/2029	250,000	254,947
5.08%, 6/7/2029	140,000	143,756
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	47,730
1.45%, 11/13/2030 (a)	30,000	26,576
2.35%, 11/13/2040	520,000	370,178
2.55%, 11/13/2050	30,000	17,771
2.95%, 3/15/2032	95,000	87,999
3.25%, 8/1/2042	50,000	38,425
3.40%, 7/26/2029	905,000	887,986
3.55%, 3/15/2042	550,000	441,457
3.70%, 3/15/2052	500,000	367,605
4.13%, 6/15/2039	535,000	486,064
4.25%, 10/26/2049	1,150,000	939,538
4.35%, 11/15/2047	225,000	190,172
4.55%, 2/20/2048	100,000	86,520
4.90%, 2/22/2029	115,000	118,281
5.10%, 2/22/2031	1,500,000	1,563,630
5.20%, 2/22/2034	95,000	98,793
5.50%, 2/22/2044	35,000	35,067
5.55%, 2/22/2054	120,000	117,960
5.90%, 11/15/2033	135,000	147,409
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	297,735
4.50%, 9/15/2030	600,000	605,592
4.90%, 9/15/2045	25,000	22,537
5.13%, 2/15/2029	250,000	257,257
5.15%, 9/15/2035 (a)	70,000	71,172
5.35%, 11/15/2034	350,000	360,710
Cencora, Inc.:
2.70%, 3/15/2031	200,000	184,316
2.80%, 5/15/2030	100,000	94,161
3.45%, 12/15/2027	50,000	49,568
4.63%, 12/15/2027	540,000	546,815
4.85%, 12/15/2029	65,000	66,464
5.13%, 2/15/2034	145,000	148,680
5.15%, 2/15/2035	105,000	107,356
CVS Health Corp.:
1.30%, 8/21/2027	300,000	286,935
1.88%, 2/28/2031	250,000	219,565
3.75%, 4/1/2030	250,000	243,995
4.13%, 4/1/2040	350,000	299,089

See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.30%, 3/25/2028	$1,179,000	$1,183,362
4.88%, 7/20/2035	45,000	44,285
5.00%, 1/30/2029	820,000	837,769
5.00%, 9/15/2032 (a)	60,000	61,187
5.05%, 3/25/2048	3,300,000	2,912,844
5.13%, 2/21/2030	100,000	102,722
5.13%, 7/20/2045	185,000	167,234
5.25%, 2/21/2033	100,000	102,993
5.30%, 6/1/2033	80,000	82,626
5.40%, 6/1/2029	750,000	776,430
5.45%, 9/15/2035	100,000	102,356
5.55%, 6/1/2031	1,000,000	1,047,030
5.70%, 6/1/2034	250,000	262,247
5.88%, 6/1/2053	860,000	835,034
6.00%, 6/1/2044	250,000	251,312
6.05%, 6/1/2054	250,000	249,240
6.20%, 9/15/2055	625,000	635,244
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	100,000	57,576
2.50%, 9/15/2060	250,000	136,233
4.00%, 10/15/2028	635,000	639,096
4.15%, 8/14/2027	140,000	141,056
4.20%, 8/14/2029	90,000	90,882
4.25%, 3/15/2031	250,000	251,957
4.50%, 2/9/2029	165,000	168,100
4.55%, 2/12/2028	170,000	172,865
4.55%, 10/15/2032	180,000	182,522
4.60%, 8/14/2034	145,000	145,522
4.70%, 2/27/2033 (a)	225,000	229,851
4.70%, 2/9/2034	250,000	253,327
4.75%, 2/12/2030	145,000	149,064
4.88%, 2/27/2053	140,000	127,876
4.90%, 10/15/2035	140,000	142,390
5.00%, 2/9/2054	1,090,000	1,016,425
5.05%, 8/14/2054	100,000	93,766
5.10%, 2/12/2035	250,000	258,605
5.10%, 2/9/2064	300,000	276,741
5.20%, 8/14/2064	90,000	84,727
5.50%, 2/12/2055	755,000	756,842
5.55%, 10/15/2055	155,000	156,308
5.65%, 10/15/2065 (a)	545,000	549,959
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	818,801
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	100,088
4.20%, 3/18/2043	25,000	21,883
4.88%, 4/15/2035	850,000	858,831
6.38%, 5/15/2038	50,000	56,106
Johnson & Johnson:
0.95%, 9/1/2027	815,000	780,631
1.30%, 9/1/2030	1,070,000	953,969
2.10%, 9/1/2040	565,000	399,766
2.25%, 9/1/2050	100,000	58,983
2.45%, 9/1/2060	65,000	35,818
2.90%, 1/15/2028	250,000	246,688
Security Description	Principal Amount	Value
3.40%, 1/15/2038	$100,000	$87,953
3.55%, 3/1/2036	150,000	138,144
3.63%, 3/3/2037	200,000	181,850
3.75%, 3/3/2047	100,000	80,690
4.50%, 3/1/2027	135,000	136,389
4.50%, 12/5/2043	50,000	46,363
4.55%, 3/1/2028	135,000	137,550
4.70%, 3/1/2030	125,000	128,806
4.80%, 6/1/2029	165,000	170,275
4.85%, 3/1/2032	200,000	207,632
4.95%, 6/1/2034 (a)	105,000	110,154
5.00%, 3/1/2035 (a)	700,000	729,085
5.25%, 6/1/2054 (a)	460,000	460,777
McKesson Corp.:
4.25%, 9/15/2029	100,000	100,523
4.65%, 5/30/2030	250,000	254,357
4.95%, 5/30/2032	500,000	513,610
5.25%, 5/30/2035	250,000	258,152
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,138
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	49,229
1.70%, 6/10/2027	850,000	827,662
1.90%, 12/10/2028	100,000	94,814
2.15%, 12/10/2031	195,000	173,581
2.35%, 6/24/2040	570,000	411,603
2.75%, 12/10/2051	150,000	93,014
3.40%, 3/7/2029	100,000	98,454
3.60%, 9/15/2042	25,000	20,283
3.70%, 2/10/2045	50,000	39,789
3.85%, 9/15/2027	250,000	250,867
3.85%, 3/15/2029	180,000	180,004
3.90%, 3/7/2039	100,000	89,467
4.00%, 3/7/2049	65,000	52,079
4.05%, 5/17/2028	100,000	100,682
4.15%, 9/15/2030	145,000	145,421
4.15%, 3/15/2031	250,000	249,235
4.30%, 5/17/2030	200,000	202,126
4.45%, 12/4/2032	250,000	250,468
4.50%, 5/17/2033 (a)	1,120,000	1,131,133
4.75%, 12/4/2035	645,000	643,652
4.95%, 9/15/2035	655,000	665,290
5.00%, 5/17/2053	750,000	689,722
5.50%, 3/15/2046	125,000	124,841
5.55%, 12/4/2055	125,000	123,549
5.70%, 9/15/2055	250,000	252,722
5.70%, 12/4/2065	250,000	247,655
Novartis Capital Corp.:
2.00%, 2/14/2027	100,000	98,201
2.20%, 8/14/2030	100,000	92,495
2.75%, 8/14/2050	815,000	522,211
3.10%, 5/17/2027	30,000	29,775
3.80%, 9/18/2029	595,000	592,156
3.90%, 11/5/2028	95,000	95,299
4.00%, 9/18/2031	125,000	124,381

See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.00%, 11/20/2045	$50,000	$41,843
4.10%, 11/5/2030	250,000	249,833
4.20%, 9/18/2034	125,000	122,233
4.60%, 11/5/2035	250,000	247,865
4.70%, 9/18/2054	95,000	84,665
5.20%, 11/5/2045	250,000	244,143
5.30%, 11/5/2055	250,000	242,240
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,013,170
4.65%, 5/19/2030	750,000	765,225
4.75%, 5/19/2033	2,500,000	2,528,150
5.11%, 5/19/2043	1,000,000	962,090
5.30%, 5/19/2053	660,000	625,423
5.34%, 5/19/2063	1,250,000	1,160,550
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	135,773
1.75%, 8/18/2031	65,000	57,407
2.55%, 5/28/2040	900,000	661,473
2.70%, 5/28/2050	250,000	156,375
3.45%, 3/15/2029	100,000	98,829
3.60%, 9/15/2028 (a)	100,000	99,838
3.88%, 11/15/2027	200,000	200,676
3.90%, 3/15/2039	25,000	22,089
4.00%, 12/15/2036 (a)	150,000	140,813
4.00%, 3/15/2049	100,000	79,966
4.10%, 9/15/2038	200,000	183,474
4.20%, 11/15/2030 (a)	135,000	135,591
4.20%, 9/15/2048	35,000	28,859
4.50%, 11/15/2032	150,000	150,323
4.88%, 11/15/2035	250,000	250,950
5.60%, 11/15/2055 (a)	150,000	148,749
5.70%, 11/15/2065	150,000	147,833
7.20%, 3/15/2039	75,000	89,557
Sanofi SA:
3.63%, 6/19/2028	100,000	99,806
3.75%, 11/3/2027 (a)	250,000	250,350
3.80%, 11/3/2028	200,000	200,152
4.20%, 11/3/2032	250,000	249,590
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	228,460
3.03%, 7/9/2040	200,000	153,170
3.18%, 7/9/2050	500,000	333,900
5.00%, 11/26/2028	500,000	511,550
5.30%, 7/5/2034	250,000	257,985
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	200,000	203,636
5.90%, 7/7/2055	1,000,000	1,013,770
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	205,648
Viatris, Inc.:
2.70%, 6/22/2030	150,000	137,045
3.85%, 6/22/2040	500,000	383,710
4.00%, 6/22/2050	900,000	599,625
Security Description	Principal Amount	Value
Wyeth LLC 6.00%, 2/15/2036	$25,000	$27,079
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	49,323
3.00%, 5/15/2050	105,000	69,749
3.90%, 8/20/2028	50,000	49,980
4.15%, 8/17/2028	105,000	105,578
4.45%, 8/20/2048	25,000	21,403
4.70%, 2/1/2043	25,000	22,945
5.00%, 8/17/2035	140,000	141,574
5.60%, 11/16/2032	500,000	531,175
		74,386,039
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	42,557
4.80%, 5/3/2029	40,000	40,490
5.38%, 2/15/2036	165,000	165,858
5.63%, 8/1/2034	250,000	261,352
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	639,037
3.70%, 11/15/2029	90,000	87,933
Cheniere Energy Partners LP:
4.50%, 10/1/2029	500,000	501,485
5.55%, 10/30/2035 (c)	85,000	86,985
5.75%, 8/15/2034	750,000	783,292
5.95%, 6/30/2033	250,000	265,342
Cheniere Energy, Inc.:
4.63%, 10/15/2028	500,000	499,680
5.65%, 4/15/2034	115,000	119,388
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	276,054
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	750,000	726,157
Enbridge Energy Partners LP 7.38%, 10/15/2045	500,000	579,070
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	171,950
3.40%, 8/1/2051	145,000	99,174
3.70%, 7/15/2027	50,000	49,738
4.00%, 11/15/2049	100,000	76,425
5.20%, 11/20/2035	210,000	211,932
5.25%, 4/5/2027	350,000	354,942
5.55%, 6/20/2035	165,000	170,914
5.63%, 4/5/2034	155,000	161,860
5.70%, 3/8/2033	610,000	642,641
5.95%, 4/5/2054	160,000	162,413
6.00%, 11/15/2028	150,000	157,633
6.20%, 11/15/2030	500,000	537,255
6.70%, 11/15/2053	500,000	549,820
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (b)	500,000	530,150
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,934

See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.15%, 9/15/2029	$100,000	$99,395
4.20%, 4/15/2027	50,000	50,044
4.40%, 3/15/2027	50,000	50,159
4.95%, 5/15/2028	30,000	30,496
5.00%, 5/15/2050	250,000	209,505
5.15%, 2/1/2043	25,000	22,543
5.15%, 3/15/2045	225,000	199,413
5.20%, 4/1/2030 (a)	80,000	82,449
5.25%, 4/15/2029	275,000	282,560
5.30%, 4/1/2044	25,000	22,718
5.35%, 5/15/2045	25,000	22,650
5.40%, 10/1/2047	150,000	134,817
5.55%, 2/15/2028	550,000	564,663
5.55%, 5/15/2034	175,000	179,956
5.60%, 9/1/2034	250,000	257,332
5.70%, 4/1/2035	1,125,000	1,165,151
5.75%, 2/15/2033	500,000	524,825
5.95%, 5/15/2054	750,000	711,652
6.05%, 9/1/2054	1,000,000	962,290
6.10%, 12/1/2028	250,000	262,892
6.20%, 4/1/2055	85,000	83,411
6.25%, 4/15/2049	1,275,000	1,263,283
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	96,987
3.20%, 2/15/2052	200,000	132,618
3.30%, 2/15/2053 (a)	250,000	167,435
3.70%, 1/31/2051	1,250,000	918,775
3.95%, 2/15/2027	200,000	200,150
4.15%, 10/16/2028	25,000	25,160
4.20%, 1/31/2050	65,000	52,286
4.60%, 1/11/2027	1,000,000	1,007,210
4.60%, 1/15/2031	250,000	253,167
4.80%, 2/1/2049	525,000	462,908
4.85%, 3/15/2044	50,000	45,701
4.90%, 5/15/2046	50,000	45,288
4.95%, 2/15/2035	640,000	648,205
5.10%, 2/15/2045	200,000	187,666
5.20%, 1/15/2036	440,000	447,823
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	150,000	149,577
5.35%, 1/31/2033 (a)	500,000	522,355
5.55%, 2/16/2055	625,000	606,100
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,656
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	98,234
3.25%, 8/1/2050	650,000	430,612
3.60%, 2/15/2051	600,000	419,208
5.00%, 2/1/2029	1,200,000	1,228,500
5.05%, 2/15/2046	50,000	44,962
5.10%, 8/1/2029	115,000	118,283
5.15%, 6/1/2030	590,000	610,084
5.20%, 6/1/2033	675,000	694,609
Security Description	Principal Amount	Value
5.30%, 12/1/2034	$200,000	$204,056
5.40%, 2/1/2034	500,000	516,375
5.55%, 6/1/2045	150,000	145,001
5.85%, 6/1/2035 (a)	540,000	571,579
5.95%, 8/1/2054	180,000	179,361
MPLX LP:
2.65%, 8/15/2030	500,000	463,170
4.00%, 3/15/2028	535,000	534,037
4.50%, 4/15/2038	180,000	164,315
4.70%, 4/15/2048	100,000	83,172
4.80%, 2/15/2029	105,000	106,609
4.80%, 2/15/2031	250,000	252,740
4.90%, 4/15/2058	25,000	20,543
4.95%, 3/14/2052	1,000,000	841,690
5.00%, 3/1/2033	145,000	145,661
5.20%, 3/1/2047	100,000	89,397
5.20%, 12/1/2047	100,000	88,977
5.40%, 9/15/2035	1,165,000	1,173,784
5.50%, 6/1/2034	610,000	622,798
6.20%, 9/15/2055	90,000	89,580
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	499,417
3.40%, 9/1/2029	100,000	96,887
4.00%, 7/13/2027	30,000	29,969
4.20%, 10/3/2047	50,000	38,742
4.25%, 9/24/2027	1,200,000	1,203,888
4.40%, 10/15/2029	100,000	100,337
4.45%, 9/1/2049	40,000	32,245
4.50%, 3/15/2050	25,000	20,290
4.55%, 7/15/2028	50,000	50,433
4.75%, 10/15/2031	100,000	100,566
4.85%, 2/1/2049	275,000	232,103
4.95%, 10/15/2032	250,000	251,195
4.95%, 7/13/2047	150,000	131,153
5.05%, 11/1/2034	700,000	694,533
5.20%, 7/15/2048	25,000	22,554
5.40%, 10/15/2035	250,000	252,740
5.65%, 9/1/2034	100,000	103,439
5.70%, 11/1/2054 (a)	200,000	186,566
5.85%, 11/1/2064	200,000	187,898
6.05%, 9/1/2033	145,000	154,318
6.25%, 10/15/2055	750,000	752,310
6.63%, 9/1/2053	500,000	524,585
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	971,980
4.70%, 1/15/2031	200,000	201,192
4.70%, 6/15/2044	25,000	21,292
5.60%, 1/15/2036	200,000	202,554
5.70%, 9/15/2034	250,000	258,205
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	100,093
4.50%, 5/15/2030	250,000	251,222
5.00%, 3/15/2027	500,000	503,310

See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034	$750,000	$757,920
Targa Resources Corp.:
4.35%, 1/15/2029	500,000	501,250
4.90%, 9/15/2030	90,000	91,759
5.20%, 7/1/2027	85,000	86,363
5.50%, 2/15/2035	155,000	158,839
5.55%, 8/15/2035	250,000	256,100
5.65%, 2/15/2036	145,000	149,101
6.13%, 5/15/2055	210,000	208,830
6.15%, 3/1/2029	200,000	210,554
6.50%, 3/30/2034	500,000	546,180
6.50%, 2/15/2053	500,000	522,490
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	477,610
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	692,167
4.25%, 5/15/2028	500,000	501,100
4.63%, 3/1/2034	250,000	243,697
5.10%, 3/15/2049	500,000	462,765
7.63%, 1/15/2039	25,000	29,699
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	718,455
5.10%, 3/15/2036 (c)	115,000	115,889
5.75%, 3/15/2056 (c)	125,000	123,916
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	50,342
Western Midstream Operating LP:
4.80%, 3/1/2031 (a)	250,000	249,932
5.25%, 2/1/2050	500,000	428,775
6.15%, 4/1/2033	605,000	641,318
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	685,117
3.50%, 11/15/2030	100,000	95,988
3.75%, 6/15/2027	200,000	199,192
4.63%, 6/30/2030	115,000	116,245
5.10%, 9/15/2045	125,000	114,843
5.60%, 3/15/2035	1,160,000	1,205,205
5.65%, 3/15/2033	500,000	525,925
5.75%, 6/24/2044	25,000	24,878
6.00%, 3/15/2055	590,000	600,590
		52,083,119
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
4.80%, 6/15/2030	500,000	506,855
4.90%, 1/15/2033	145,000	145,677
5.50%, 4/1/2029 (a)	115,000	119,211
5.50%, 6/15/2035	145,000	149,839
		921,582
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.00%, 6/15/2028	$65,000	$61,959
4.80%, 10/1/2032	250,000	251,862
5.60%, 6/15/2035	500,000	523,615
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	1,000,000	818,620
2.00%, 5/18/2032	125,000	105,730
3.00%, 5/18/2051	250,000	152,872
3.38%, 8/15/2031	60,000	56,074
4.00%, 2/1/2050	100,000	74,707
4.70%, 7/1/2030	35,000	35,187
5.15%, 4/15/2053	500,000	436,610
5.25%, 5/15/2036	115,000	113,701
American Homes 4 Rent LP:
4.95%, 6/15/2030	125,000	127,528
5.25%, 3/15/2035	120,000	121,876
5.50%, 2/1/2034	300,000	310,203
American Tower Corp.:
2.30%, 9/15/2031	145,000	128,825
2.75%, 1/15/2027	200,000	197,346
3.10%, 6/15/2050	100,000	65,807
3.13%, 1/15/2027	100,000	99,051
3.65%, 3/15/2027	160,000	159,259
4.70%, 12/15/2032	455,000	455,814
4.90%, 3/15/2030	250,000	255,337
5.20%, 2/15/2029	500,000	514,550
5.35%, 3/15/2035	455,000	466,666
5.40%, 1/31/2035	500,000	514,715
5.45%, 2/15/2034	100,000	103,855
5.50%, 3/15/2028	750,000	771,337
5.80%, 11/15/2028	250,000	260,905
5.90%, 11/15/2033	250,000	267,352
Americold Realty Operating Partnership LP 5.60%, 5/15/2032 (a)	65,000	65,481
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	122,900
Series MTN, 2.45%, 1/15/2031	70,000	64,047
Series MTN, 3.20%, 1/15/2028	40,000	39,433
Series MTN, 3.30%, 6/1/2029	65,000	63,318
Series MTN, 3.90%, 10/15/2046	50,000	40,000
5.00%, 2/15/2033	500,000	512,075
5.00%, 8/1/2035	250,000	252,727
5.30%, 12/7/2033	250,000	260,757
Boston Properties LP:
2.45%, 10/1/2033	50,000	41,421
2.55%, 4/1/2032	200,000	174,580
2.90%, 3/15/2030	35,000	32,795
3.40%, 6/21/2029	100,000	96,802
5.75%, 1/15/2035 (a)	200,000	205,808

See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
6.50%, 1/15/2034	$500,000	$538,430
6.75%, 12/1/2027	100,000	104,655
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	47,982
2.50%, 8/16/2031	50,000	44,927
4.05%, 7/1/2030	25,000	24,654
4.13%, 5/15/2029	100,000	99,571
4.85%, 2/15/2033	125,000	125,329
5.20%, 4/1/2032 (a)	85,000	87,028
5.50%, 2/15/2034	175,000	180,516
Broadstone Net Lease LLC 5.00%, 11/1/2032	105,000	105,204
Camden Property Trust:
3.15%, 7/1/2029	65,000	62,777
4.10%, 10/15/2028	20,000	20,083
CBRE Services, Inc. 5.95%, 8/15/2034	155,000	165,701
COPT Defense Properties LP:
2.75%, 4/15/2031 (a)	40,000	36,502
4.50%, 10/15/2030	125,000	124,441
Cousins Properties LP:
5.25%, 7/15/2030	250,000	256,712
5.38%, 2/15/2032	65,000	66,999
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	441,245
2.50%, 7/15/2031	500,000	446,900
2.90%, 4/1/2041	500,000	364,850
3.65%, 9/1/2027	150,000	148,800
4.00%, 3/1/2027	20,000	19,966
4.75%, 5/15/2047	100,000	86,708
4.90%, 9/1/2029	85,000	86,267
5.00%, 1/11/2028	785,000	797,160
5.20%, 9/1/2034	200,000	201,988
5.80%, 3/1/2034	110,000	115,378
CubeSmart LP:
3.00%, 2/15/2030 (a)	100,000	94,810
4.38%, 2/15/2029	30,000	30,083
5.13%, 11/1/2035	300,000	300,201
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	149,221
4.45%, 7/15/2028	500,000	503,405
5.55%, 1/15/2028	140,000	143,878
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	22,484
3.95%, 1/15/2028	100,000	99,449
EPR Properties 4.75%, 11/15/2030	500,000	496,325
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	250,000	250,805
5.50%, 6/15/2034	1,195,000	1,236,777
Equinix, Inc.:
1.55%, 3/15/2028	75,000	71,176
2.00%, 5/15/2028	70,000	66,762
2.50%, 5/15/2031	100,000	90,577
Security Description	Principal Amount	Value
2.95%, 9/15/2051	$150,000	$94,158
3.20%, 11/18/2029	45,000	43,219
3.40%, 2/15/2052	50,000	34,172
3.90%, 4/15/2032	100,000	96,086
ERP Operating LP:
1.85%, 8/1/2031	200,000	176,376
3.00%, 7/1/2029	25,000	24,101
3.50%, 3/1/2028	100,000	99,046
4.00%, 8/1/2047	50,000	40,257
4.15%, 12/1/2028	100,000	100,527
4.65%, 9/15/2034	110,000	108,898
4.95%, 6/15/2032	615,000	628,967
Essential Properties LP 5.40%, 12/1/2035	105,000	105,394
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	156,643
2.55%, 6/15/2031	30,000	27,203
3.00%, 1/15/2030	25,000	23,731
3.63%, 5/1/2027	50,000	49,790
4.00%, 3/1/2029	65,000	64,502
4.50%, 3/15/2048	50,000	42,489
4.88%, 2/15/2036	250,000	245,460
5.38%, 4/1/2035	105,000	108,090
5.50%, 4/1/2034	200,000	207,140
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	61,292
2.40%, 10/15/2031	70,000	62,188
3.90%, 4/1/2029	520,000	513,469
4.00%, 6/15/2029	100,000	99,064
4.95%, 1/15/2033	820,000	828,225
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	72,388
3.25%, 7/15/2027	50,000	49,408
5.38%, 5/1/2028	250,000	256,230
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	90,381
4.00%, 1/15/2030	65,000	62,996
4.00%, 1/15/2031	50,000	47,826
5.25%, 2/15/2033	100,000	100,203
5.63%, 9/15/2034	200,000	202,850
5.75%, 6/1/2028	20,000	20,523
5.75%, 11/1/2037	100,000	99,443
6.75%, 12/1/2033	490,000	531,297
Healthcare Realty Holdings LP 2.00%, 3/15/2031	55,000	48,273
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	97,124
2.13%, 12/1/2028	125,000	118,015
2.88%, 1/15/2031	125,000	115,856
5.25%, 12/15/2032	300,000	307,374
5.38%, 2/15/2035	360,000	367,686
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	23,260
3.88%, 3/1/2027	50,000	49,663

See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.35%, 1/15/2033	$55,000	$55,023
7.65%, 2/1/2034	200,000	228,278
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	143,873
5.50%, 4/15/2035	250,000	252,940
5.70%, 6/15/2032	500,000	522,045
5.70%, 7/1/2034	1,000,000	1,033,260
Invitation Homes Operating Partnership LP:
4.95%, 1/15/2033	550,000	558,162
5.45%, 8/15/2030	500,000	519,930
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	46,456
4.75%, 12/15/2028	25,000	25,128
5.88%, 10/15/2035	250,000	251,215
6.25%, 1/15/2036	60,000	62,095
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	159,755
2.70%, 10/1/2030	500,000	468,700
3.70%, 10/1/2049	100,000	74,272
3.80%, 4/1/2027	25,000	24,981
4.60%, 2/1/2033	250,000	249,737
4.85%, 3/1/2035	45,000	44,803
5.30%, 2/1/2036	250,000	255,925
Kite Realty Group LP:
5.20%, 8/15/2032	105,000	107,381
5.50%, 3/1/2034 (a)	75,000	77,379
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,854
3.95%, 3/15/2029	100,000	99,428
4.65%, 1/15/2033	250,000	249,425
5.30%, 2/15/2032	300,000	312,816
National Health Investors, Inc. 5.35%, 2/1/2033 (a)	105,000	104,826
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	156,530
3.10%, 4/15/2050	100,000	64,841
3.50%, 4/15/2051	45,000	31,734
4.30%, 10/15/2028	35,000	35,207
4.60%, 2/15/2031	250,000	251,662
5.50%, 6/15/2034	100,000	103,528
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	200,000	177,752
3.63%, 10/1/2029	50,000	48,376
5.20%, 7/1/2030	350,000	356,209
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	197,346
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	91,976
5.63%, 1/15/2033	140,000	141,656
6.88%, 7/15/2029 (a)	105,000	111,607
Security Description	Principal Amount	Value
Prologis LP:
1.25%, 10/15/2030	$30,000	$26,275
1.63%, 3/15/2031	250,000	218,715
1.75%, 2/1/2031	70,000	61,902
2.13%, 4/15/2027	50,000	48,947
2.25%, 4/15/2030	65,000	60,347
2.25%, 1/15/2032	100,000	88,526
3.00%, 4/15/2050	50,000	32,967
3.05%, 3/1/2050	10,000	6,679
4.00%, 9/15/2028	100,000	100,164
4.38%, 2/1/2029	65,000	65,629
4.75%, 1/15/2031	125,000	127,778
4.75%, 6/15/2033	200,000	201,682
4.88%, 6/15/2028 (a)	500,000	511,815
5.00%, 3/15/2034	1,000,000	1,018,620
5.25%, 5/15/2035	250,000	257,857
5.25%, 6/15/2053	350,000	332,920
Public Storage Operating Co.:
1.85%, 5/1/2028	250,000	238,650
2.25%, 11/9/2031	65,000	57,994
4.38%, 7/1/2030	200,000	201,706
5.00%, 7/1/2035 (a)	200,000	202,984
5.10%, 8/1/2033	400,000	414,312
Realty Income Corp.:
1.80%, 3/15/2033	300,000	249,078
2.10%, 3/15/2028	50,000	48,022
2.70%, 2/15/2032	60,000	54,178
2.85%, 12/15/2032	250,000	224,320
3.10%, 12/15/2029	150,000	144,365
3.40%, 1/15/2030	600,000	583,218
3.65%, 1/15/2028	100,000	99,354
3.95%, 8/15/2027	40,000	40,016
3.95%, 2/1/2029	165,000	164,474
4.50%, 2/1/2033	160,000	158,392
4.70%, 12/15/2028	140,000	142,724
4.75%, 2/15/2029	250,000	254,415
5.38%, 9/1/2054 (a)	290,000	279,856
Regency Centers LP:
4.13%, 3/15/2028	50,000	50,127
4.40%, 2/1/2047	150,000	128,325
5.10%, 1/15/2035	375,000	379,796
Sabra Health Care LP 3.20%, 12/1/2031	150,000	137,178
Simon Property Group LP:
1.38%, 1/15/2027	200,000	194,792
1.75%, 2/1/2028	250,000	239,677
2.20%, 2/1/2031	250,000	226,145
2.45%, 9/13/2029	500,000	472,605
2.65%, 7/15/2030	350,000	328,062
2.65%, 2/1/2032 (a)	500,000	450,425
4.25%, 11/30/2046	50,000	41,757
4.38%, 10/1/2030	850,000	856,672
4.75%, 9/26/2034	40,000	39,797
5.13%, 10/1/2035 (a)	65,000	65,963
5.50%, 3/8/2033	200,000	210,746

See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
6.65%, 1/15/2054	$250,000	$279,767
Store Capital LLC:
2.70%, 12/1/2031	100,000	88,292
4.50%, 3/15/2028	50,000	50,130
5.40%, 4/30/2030 (c)	140,000	142,524
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	61,853
2.70%, 7/15/2031	40,000	36,385
4.20%, 4/15/2032	50,000	48,532
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,730
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	206,525
Series GMTN, 3.50%, 1/15/2028	150,000	148,268
Series MTN, 3.50%, 7/1/2027	50,000	49,596
Ventas Realty LP:
3.00%, 1/15/2030	50,000	47,587
3.85%, 4/1/2027	100,000	99,768
4.00%, 3/1/2028	100,000	99,850
4.38%, 2/1/2045	75,000	62,989
5.00%, 1/15/2035	1,190,000	1,191,630
5.10%, 7/15/2032	180,000	184,909
5.63%, 7/1/2034	205,000	214,104
VICI Properties LP:
5.13%, 11/15/2031	215,000	217,743
5.13%, 5/15/2032	750,000	755,100
5.63%, 4/1/2035	500,000	510,610
Welltower OP LLC:
2.05%, 1/15/2029	560,000	528,125
2.70%, 2/15/2027	50,000	49,333
2.80%, 6/1/2031	200,000	185,358
3.10%, 1/15/2030	55,000	52,765
4.13%, 3/15/2029	100,000	100,202
4.50%, 7/1/2030	430,000	434,683
5.13%, 7/1/2035	250,000	255,295
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	54,858
4.00%, 11/15/2029	200,000	197,992
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	42,184
3.85%, 7/15/2029	100,000	98,565
4.65%, 7/15/2030	350,000	352,520
		49,666,347
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	188,078
4.75%, 6/1/2030	50,000	50,478
5.89%, 3/15/2035	645,000	668,194
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	35,050
3.75%, 6/1/2027	100,000	99,622
Security Description	Principal Amount	Value
4.00%, 4/15/2030	$500,000	$493,870
4.50%, 2/1/2028	105,000	105,971
4.75%, 2/1/2033	95,000	95,194
5.13%, 6/15/2030	65,000	67,081
5.20%, 8/1/2033	250,000	256,310
5.40%, 7/15/2034	180,000	186,176
6.55%, 11/1/2033	140,000	155,624
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	50,458
Costco Wholesale Corp.:
1.38%, 6/20/2027	850,000	823,684
1.60%, 4/20/2030	65,000	58,877
1.75%, 4/20/2032	530,000	459,558
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,964
4.55%, 10/15/2029	70,000	70,638
4.55%, 2/15/2048	15,000	12,279
6.30%, 10/10/2033	115,000	124,967
Dollar General Corp.:
4.13%, 5/1/2028	70,000	70,120
5.00%, 11/1/2032	60,000	60,838
5.45%, 7/5/2033	750,000	778,005
5.50%, 11/1/2052 (a)	100,000	95,410
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	200,000	180,606
4.20%, 5/15/2028	45,000	45,057
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	125,000	124,561
Genuine Parts Co. 4.95%, 8/15/2029	125,000	127,090
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	94,324
1.88%, 9/15/2031	40,000	35,224
2.38%, 3/15/2051	500,000	286,855
2.50%, 4/15/2027	350,000	344,599
2.70%, 4/15/2030	250,000	236,495
2.75%, 9/15/2051	100,000	61,882
2.80%, 9/14/2027	250,000	246,180
2.88%, 4/15/2027	100,000	98,973
3.13%, 12/15/2049	100,000	68,177
3.25%, 4/15/2032	130,000	122,391
3.30%, 4/15/2040	1,500,000	1,227,960
3.35%, 4/15/2050	650,000	459,153
3.63%, 4/15/2052	500,000	365,355
3.75%, 9/15/2028	90,000	90,019
3.95%, 9/15/2030 (a)	85,000	84,730
4.25%, 4/1/2046	35,000	29,650
4.65%, 9/15/2035	210,000	208,110
4.75%, 6/25/2029	90,000	92,303
4.85%, 6/25/2031	1,095,000	1,132,230
4.88%, 6/25/2027	50,000	50,845
4.90%, 4/15/2029	500,000	514,515
4.95%, 6/25/2034	880,000	899,782
4.95%, 9/15/2052	250,000	229,003
5.30%, 6/25/2054	550,000	526,487

See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.40%, 6/25/2064	$105,000	$100,446
5.95%, 4/1/2041	50,000	53,528
Lowe's Cos., Inc.:
1.30%, 4/15/2028	520,000	490,469
1.70%, 9/15/2028	25,000	23,564
1.70%, 10/15/2030	520,000	461,947
2.63%, 4/1/2031	100,000	91,750
2.80%, 9/15/2041	1,000,000	718,620
3.00%, 10/15/2050	265,000	168,185
3.10%, 5/3/2027	200,000	197,810
3.35%, 4/1/2027	90,000	89,385
3.50%, 4/1/2051	50,000	34,716
3.70%, 4/15/2046	50,000	37,833
3.75%, 4/1/2032	250,000	239,673
3.95%, 10/15/2027	120,000	120,106
4.00%, 10/15/2028	595,000	596,029
4.05%, 5/3/2047	300,000	237,306
4.25%, 3/15/2031	125,000	124,504
4.50%, 10/15/2032	225,000	223,864
4.85%, 10/15/2035	235,000	233,047
5.00%, 4/15/2033	210,000	215,174
5.15%, 7/1/2033	350,000	361,476
5.63%, 4/15/2053	1,000,000	970,580
5.80%, 9/15/2062	250,000	244,808
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,859
Series MTN, 2.63%, 9/1/2029	75,000	71,503
Series MTN, 3.50%, 3/1/2027	50,000	49,787
Series MTN, 3.60%, 7/1/2030	250,000	245,303
Series MTN, 3.63%, 9/1/2049	160,000	117,688
Series MTN, 3.80%, 4/1/2028	100,000	99,855
Series MTN, 4.20%, 4/1/2050	750,000	604,357
4.40%, 2/12/2031	250,000	251,878
Series MTN, 4.45%, 3/1/2047	125,000	107,006
Series MTN, 4.45%, 9/1/2048	20,000	16,915
Series MTN, 4.70%, 12/9/2035	150,000	149,286
4.80%, 8/14/2028	500,000	510,645
Series MTN, 4.88%, 12/9/2045	850,000	774,545
4.95%, 8/14/2033 (a)	200,000	206,250
4.95%, 3/3/2035	250,000	252,863
5.00%, 2/13/2036 (a)	210,000	211,884
Series GMTN, 5.00%, 5/17/2029	125,000	128,636
5.45%, 8/14/2053 (a)	700,000	680,092
Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	$45,000	$39,408
3.60%, 9/1/2027	50,000	49,687
4.35%, 6/1/2028	100,000	100,772
5.00%, 8/19/2034	600,000	604,356
Starbucks Corp.:
2.00%, 3/12/2027	100,000	97,715
2.25%, 3/12/2030	100,000	92,238
2.55%, 11/15/2030	100,000	92,471
3.00%, 2/14/2032	220,000	202,805
3.35%, 3/12/2050	25,000	17,085
3.50%, 11/15/2050	900,000	632,133
4.00%, 11/15/2028	50,000	49,943
4.45%, 8/15/2049 (a)	100,000	82,739
4.50%, 5/15/2028	500,000	505,035
4.50%, 11/15/2048	30,000	25,046
4.80%, 5/15/2030	115,000	117,425
4.80%, 2/15/2033	145,000	146,697
4.85%, 2/8/2027	200,000	201,758
5.00%, 2/15/2034 (a)	200,000	203,846
Target Corp.:
1.95%, 1/15/2027	200,000	196,398
3.38%, 4/15/2029	100,000	98,231
4.40%, 1/15/2033 (a)	65,000	64,952
4.50%, 9/15/2032 (a)	1,000,000	1,010,280
4.50%, 9/15/2034	265,000	262,342
4.80%, 1/15/2053 (a)	565,000	503,347
TJX Cos., Inc. 1.60%, 5/15/2031	250,000	219,635
Walmart, Inc.:
1.50%, 9/22/2028	500,000	472,825
1.80%, 9/22/2031	570,000	507,807
2.50%, 9/22/2041	750,000	542,310
2.65%, 9/22/2051	400,000	252,220
3.25%, 7/8/2029	80,000	78,771
3.90%, 4/15/2028	125,000	125,631
3.95%, 9/9/2027 (a)	1,000,000	1,005,690
4.10%, 4/28/2027	100,000	100,688
4.10%, 4/15/2033	135,000	134,777
4.35%, 4/28/2030	125,000	127,040
4.50%, 9/9/2052	250,000	220,608
4.50%, 4/15/2053	1,000,000	884,650
4.90%, 4/28/2035	590,000	606,815
		34,207,350
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	373,545
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	444,325
4.25%, 6/15/2028	230,000	231,861
4.50%, 6/15/2030 (a)	300,000	304,146
5.05%, 4/1/2034	65,000	67,220
5.30%, 4/1/2054	100,000	96,240
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	27,135

See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.00%, 1/15/2031	$500,000	$497,230
4.35%, 4/1/2047	100,000	85,992
4.60%, 1/15/2036	70,000	68,952
4.80%, 6/15/2029	635,000	650,742
5.10%, 10/1/2035 (a)	50,000	51,540
Broadcom, Inc.:
1.95%, 2/15/2028	80,000	76,803
2.45%, 2/15/2031	700,000	640,003
2.60%, 2/15/2033	200,000	176,226
3.14%, 11/15/2035 (c)	750,000	646,462
3.42%, 4/15/2033	315,000	291,630
3.47%, 4/15/2034	750,000	685,222
3.50%, 2/15/2041	1,315,000	1,072,093
3.75%, 2/15/2051 (a)	40,000	30,254
4.11%, 9/15/2028	159,000	159,402
4.15%, 2/15/2028	110,000	110,421
4.15%, 11/15/2030	100,000	99,592
4.30%, 11/15/2032	55,000	54,229
4.35%, 2/15/2030	125,000	125,829
4.55%, 2/15/2032	145,000	145,402
4.60%, 7/15/2030	95,000	96,529
4.75%, 4/15/2029	150,000	152,796
4.80%, 4/15/2028	250,000	254,455
4.80%, 10/15/2034	1,700,000	1,701,683
4.80%, 2/15/2036	750,000	739,650
4.90%, 7/15/2032	115,000	117,372
4.93%, 5/15/2037 (c)	500,000	493,460
5.00%, 4/15/2030	200,000	205,936
5.05%, 7/12/2027	1,075,000	1,093,673
5.05%, 7/12/2029	590,000	607,482
5.05%, 4/15/2030	165,000	170,275
5.15%, 11/15/2031	75,000	77,747
5.20%, 4/15/2032	145,000	150,424
5.20%, 7/15/2035	650,000	666,107
Intel Corp.:
1.60%, 8/12/2028	55,000	51,585
2.00%, 8/12/2031	100,000	87,703
2.45%, 11/15/2029	150,000	139,977
3.05%, 8/12/2051 (a)	350,000	215,089
3.10%, 2/15/2060	150,000	84,209
3.15%, 5/11/2027	200,000	197,570
3.25%, 11/15/2049	150,000	96,053
3.75%, 3/25/2027	300,000	298,680
3.75%, 8/5/2027	250,000	248,620
4.10%, 5/19/2046	370,000	283,205
4.10%, 5/11/2047	50,000	37,763
4.75%, 3/25/2050	1,150,000	939,711
4.88%, 2/10/2028	150,000	152,163
4.90%, 8/5/2052	500,000	413,610
5.13%, 2/10/2030 (a)	1,000,000	1,025,240
5.20%, 2/10/2033 (a)	635,000	647,255
5.63%, 2/10/2043	1,100,000	1,057,353
5.70%, 2/10/2053	570,000	531,422
5.90%, 2/10/2063	500,000	468,775
Security Description	Principal Amount	Value
KLA Corp.:
3.30%, 3/1/2050	$50,000	$34,847
4.10%, 3/15/2029	65,000	65,139
4.95%, 7/15/2052	750,000	681,405
Lam Research Corp.:
4.00%, 3/15/2029	280,000	280,255
4.88%, 3/15/2049	25,000	22,930
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	62,594
2.95%, 4/15/2031	60,000	55,577
4.75%, 7/15/2030	175,000	177,350
5.75%, 2/15/2029	250,000	260,830
5.95%, 9/15/2033	125,000	133,633
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	507,010
5.05%, 3/15/2029 (a)	90,000	91,772
5.05%, 2/15/2030	200,000	204,094
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	98,691
4.66%, 2/15/2030	200,000	202,264
5.30%, 1/15/2031	1,070,000	1,108,445
6.05%, 11/1/2035	500,000	533,755
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	95,057
2.00%, 6/15/2031	100,000	90,034
2.85%, 4/1/2030	500,000	477,825
3.50%, 4/1/2040	300,000	253,518
3.50%, 4/1/2050	150,000	111,234
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,834
3.25%, 5/11/2041	350,000	265,272
3.40%, 5/1/2030	570,000	549,611
4.30%, 8/19/2028	20,000	20,065
4.30%, 6/18/2029	500,000	500,950
4.40%, 6/1/2027	75,000	75,317
4.85%, 8/19/2032	100,000	100,455
5.00%, 1/15/2033	100,000	101,569
5.25%, 8/19/2035 (a)	100,000	101,375
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	235,902
2.15%, 5/20/2030	100,000	92,120
3.25%, 5/20/2027	1,050,000	1,044,781
3.25%, 5/20/2050	45,000	31,124
4.25%, 5/20/2032 (a)	90,000	89,889
4.30%, 5/20/2047	50,000	42,018
4.80%, 5/20/2045	25,000	22,890
5.00%, 5/20/2035 (a)	155,000	157,372
5.40%, 5/20/2033 (a)	250,000	264,820
6.00%, 5/20/2053	500,000	526,295
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,000,000	910,430
2.90%, 11/3/2027	70,000	69,291
3.88%, 3/15/2039	250,000	223,100
4.15%, 5/15/2048	150,000	123,429

See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.50%, 5/23/2030	$500,000	$508,215
4.60%, 2/15/2028	115,000	116,803
4.85%, 2/8/2034 (a)	105,000	107,641
5.05%, 5/18/2063	500,000	447,030
5.10%, 5/23/2035	350,000	360,122
5.15%, 2/8/2054	350,000	329,850
TSMC Arizona Corp.:
2.50%, 10/25/2031	500,000	455,365
3.13%, 10/25/2041	750,000	604,410
3.88%, 4/22/2027	200,000	199,850
		34,956,522
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	94,721
5.35%, 1/15/2030	100,000	103,319
		198,040
SOFTWARE — 0.6%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	28,080
4.80%, 4/4/2029	100,000	102,565
4.85%, 4/4/2027	45,000	45,602
4.95%, 4/4/2034 (a)	450,000	465,025
5.30%, 1/17/2035 (a)	350,000	368,837
Autodesk, Inc.:
2.40%, 12/15/2031 (a)	160,000	142,350
3.50%, 6/15/2027	50,000	49,674
5.30%, 6/15/2035	80,000	82,069
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	136,337
2.90%, 12/1/2029	50,000	47,405
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	1,004,790
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	86,623
2.95%, 2/15/2051 (a)	65,000	60,160
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	35,000	33,213
3.10%, 3/1/2041	15,000	11,130
5.10%, 7/15/2032	500,000	510,685
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	48,675
2.65%, 6/1/2030	50,000	46,107
3.50%, 7/1/2029	565,000	547,982
4.20%, 10/1/2028	65,000	64,830
4.40%, 7/1/2049	1,060,000	832,344
4.55%, 2/15/2031	210,000	208,242
4.75%, 3/15/2030	250,000	251,383
5.25%, 8/11/2035 (a)	175,000	174,636
5.45%, 3/2/2028	750,000	767,902
5.60%, 3/2/2033 (a)	500,000	516,280
Security Description	Principal Amount	Value
Intuit, Inc.:
1.65%, 7/15/2030	$15,000	$13,490
5.13%, 9/15/2028	500,000	515,660
5.20%, 9/15/2033	150,000	156,717
5.50%, 9/15/2053	310,000	305,263
Microsoft Corp.:
2.53%, 6/1/2050	1,668,000	1,019,698
2.68%, 6/1/2060	288,000	165,246
2.92%, 3/17/2052	2,610,000	1,713,883
3.04%, 3/17/2062	312,000	194,326
3.30%, 2/6/2027	1,280,000	1,275,238
3.45%, 8/8/2036	1,062,000	969,521
4.50%, 6/15/2047	150,000	135,119
MSCI, Inc. 5.15%, 3/15/2036	500,000	496,615
Oracle Corp.:
2.30%, 3/25/2028	105,000	100,151
2.80%, 4/1/2027	250,000	245,155
2.88%, 3/25/2031	370,000	331,698
2.95%, 4/1/2030	300,000	276,810
3.60%, 4/1/2040	750,000	556,140
3.60%, 4/1/2050	525,000	326,792
3.65%, 3/25/2041	910,000	664,464
3.80%, 11/15/2037	180,000	145,483
3.85%, 7/15/2036	150,000	125,304
3.85%, 4/1/2060	1,250,000	765,537
3.90%, 5/15/2035	5,000	4,314
3.95%, 3/25/2051	370,000	243,512
4.00%, 7/15/2046	180,000	124,988
4.10%, 3/25/2061	145,000	93,468
4.20%, 9/27/2029	1,000,000	980,200
4.30%, 7/8/2034	200,000	180,748
4.38%, 5/15/2055	10,000	6,915
4.45%, 9/26/2030	1,315,000	1,285,965
4.50%, 5/6/2028	90,000	89,954
4.70%, 9/27/2034	250,000	232,078
4.80%, 9/26/2032	265,000	255,918
4.90%, 2/6/2033	590,000	567,975
5.20%, 9/26/2035	330,000	316,784
5.38%, 9/27/2054	2,250,000	1,822,500
5.50%, 8/3/2035	1,000,000	980,690
5.50%, 9/27/2064	200,000	159,984
5.55%, 2/6/2053	500,000	415,995
5.88%, 9/26/2045	720,000	651,744
5.95%, 9/26/2055 (a)	1,750,000	1,553,562
6.00%, 8/3/2055	750,000	662,805
6.10%, 9/26/2065	265,000	233,992
6.15%, 11/9/2029	295,000	307,874
6.25%, 11/9/2032	350,000	364,952
6.90%, 11/9/2052	500,000	494,620
Paychex, Inc. 5.10%, 4/15/2030	1,000,000	1,029,120
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	219,400
2.00%, 6/30/2030	30,000	27,141

See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
2.95%, 9/15/2029	$40,000	$38,240
4.20%, 9/15/2028	65,000	65,179
4.25%, 9/15/2028	75,000	75,302
4.45%, 9/15/2030	70,000	70,294
4.50%, 10/15/2029	200,000	201,926
4.75%, 2/15/2032 (a)	165,000	166,670
4.90%, 10/15/2034	200,000	199,532
5.10%, 9/15/2035	250,000	251,860
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	65,000	61,574
1.95%, 7/15/2031	120,000	106,812
2.70%, 7/15/2041	60,000	43,514
2.90%, 7/15/2051	500,000	317,105
3.05%, 7/15/2061	50,000	30,192
3.70%, 4/11/2028	775,000	774,868
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	57,288
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	510,435
5.15%, 4/1/2035	500,000	508,030
5.70%, 4/1/2055	750,000	744,607
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	509,405
VMware LLC:
2.20%, 8/15/2031	500,000	444,320
3.90%, 8/21/2027	150,000	150,032
Workday, Inc. 3.50%, 4/1/2027	550,000	546,623
		36,312,242
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	188,174
4.38%, 7/16/2042	50,000	43,452
4.38%, 4/22/2049	200,000	167,278
4.70%, 7/21/2032	200,000	200,000
5.00%, 1/20/2033	250,000	253,680
6.13%, 3/30/2040	600,000	637,956
AT&T, Inc.:
1.65%, 2/1/2028	530,000	505,042
2.25%, 2/1/2032	125,000	109,743
2.30%, 6/1/2027	550,000	537,647
2.55%, 12/1/2033	350,000	298,809
2.75%, 6/1/2031	350,000	321,506
3.10%, 2/1/2043	150,000	109,937
3.50%, 6/1/2041	1,350,000	1,060,614
3.50%, 9/15/2053	1,900,000	1,273,133
3.55%, 9/15/2055	1,579,000	1,052,182
3.65%, 6/1/2051	600,000	422,100
3.65%, 9/15/2059	1,294,000	855,075
3.80%, 2/15/2027	150,000	149,715
3.80%, 12/1/2057	471,000	324,199
3.85%, 6/1/2060	45,000	30,904
4.10%, 2/15/2028	184,000	184,201
4.30%, 2/15/2030	1,500,000	1,502,670
Security Description	Principal Amount	Value
4.35%, 3/1/2029	$500,000	$502,620
4.50%, 5/15/2035	300,000	288,159
4.55%, 11/1/2032	125,000	124,209
4.55%, 3/9/2049	208,000	172,268
4.65%, 6/1/2044	25,000	21,705
4.70%, 8/15/2030	95,000	96,563
4.75%, 5/15/2046	30,000	26,003
4.85%, 3/1/2039	570,000	542,252
4.90%, 11/1/2035 (a)	250,000	246,935
5.38%, 8/15/2035	125,000	128,039
5.40%, 2/15/2034	1,130,000	1,171,697
5.55%, 11/1/2045	875,000	842,835
5.70%, 11/1/2054	640,000	614,067
6.05%, 8/15/2056	1,370,000	1,377,782
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	322,492
4.30%, 7/29/2049	55,000	43,396
4.46%, 4/1/2048 (a)	30,000	24,756
5.20%, 2/15/2034 (a)	250,000	254,195
British Telecommunications PLC:
5.13%, 12/4/2028	200,000	205,256
9.63%, 12/15/2030	750,000	915,510
Cisco Systems, Inc.:
4.55%, 2/24/2028	65,000	66,057
4.75%, 2/24/2030	1,200,000	1,233,720
4.80%, 2/26/2027	155,000	156,722
4.85%, 2/26/2029	125,000	128,358
4.95%, 2/26/2031	500,000	518,200
4.95%, 2/24/2032	200,000	206,408
5.10%, 2/24/2035	1,200,000	1,234,188
5.30%, 2/26/2054	200,000	191,814
5.35%, 2/26/2064	200,000	189,562
5.50%, 1/15/2040	300,000	311,268
5.50%, 2/24/2055 (a)	620,000	613,292
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,207
5.35%, 11/15/2048	100,000	97,094
5.45%, 11/15/2079	500,000	457,125
5.75%, 8/15/2040	25,000	26,083
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	641,932
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	220,935
3.75%, 8/15/2029	100,000	97,643
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	91,538
4.60%, 2/23/2028	125,000	126,368
4.60%, 5/23/2029	50,000	50,578
4.85%, 8/15/2030	195,000	198,925
5.00%, 4/15/2029	125,000	128,064
5.20%, 8/15/2032	115,000	118,631
5.40%, 4/15/2034	1,000,000	1,032,940

See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.55%, 8/15/2035	$250,000	$259,860
Orange SA:
5.50%, 2/6/2044	50,000	49,287
9.00%, 3/1/2031	750,000	902,737
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	133,695
3.80%, 3/15/2032	125,000	117,838
4.55%, 3/15/2052	500,000	399,045
5.00%, 2/15/2029	525,000	535,022
5.00%, 3/15/2044	50,000	44,546
5.30%, 2/15/2034	800,000	806,296
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	804,982
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	499,840
5.21%, 3/8/2047	300,000	265,227
5.52%, 3/1/2049 (a)	150,000	136,652
7.05%, 6/20/2036	775,000	865,528
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,713
T-Mobile USA, Inc.:
2.05%, 2/15/2028	545,000	523,396
2.25%, 11/15/2031	50,000	44,317
2.55%, 2/15/2031	165,000	150,723
2.70%, 3/15/2032	500,000	449,590
3.00%, 2/15/2041	555,000	413,442
3.30%, 2/15/2051	350,000	233,954
3.40%, 10/15/2052	500,000	336,360
3.60%, 11/15/2060	20,000	13,292
3.75%, 4/15/2027	150,000	149,519
3.88%, 4/15/2030	1,880,000	1,847,833
4.20%, 10/1/2029	105,000	105,200
4.38%, 4/15/2040	350,000	314,006
4.50%, 4/15/2050	545,000	449,184
4.63%, 1/15/2033	140,000	139,209
4.70%, 1/15/2035 (a)	300,000	294,855
4.80%, 7/15/2028	250,000	254,420
4.85%, 1/15/2029	750,000	766,027
4.95%, 11/15/2035	125,000	124,346
5.05%, 7/15/2033	500,000	510,135
5.13%, 5/15/2032	1,100,000	1,131,713
5.15%, 4/15/2034	85,000	86,913
5.20%, 1/15/2033	250,000	258,065
5.25%, 6/15/2055	200,000	182,324
5.30%, 5/15/2035 (a)	145,000	148,677
5.65%, 1/15/2053	250,000	242,002
5.70%, 1/15/2056 (a)	750,000	731,587
5.75%, 1/15/2034	250,000	264,730
5.75%, 1/15/2054	500,000	490,695
5.88%, 11/15/2055 (a)	565,000	564,113
6.00%, 6/15/2054	250,000	254,227
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	60,000	52,890
1.68%, 10/30/2030	55,000	48,775
1.75%, 1/20/2031	200,000	175,962
Security Description	Principal Amount	Value
2.10%, 3/22/2028	$500,000	$480,170
2.55%, 3/21/2031	1,000,000	913,280
2.65%, 11/20/2040	200,000	142,956
2.88%, 11/20/2050	200,000	123,950
2.99%, 10/30/2056	337,000	200,539
3.00%, 11/20/2060 (a)	175,000	102,011
3.15%, 3/22/2030	500,000	478,820
3.40%, 3/22/2041	1,500,000	1,174,515
3.55%, 3/22/2051	3,000,000	2,133,690
3.70%, 3/22/2061	500,000	337,780
3.88%, 2/8/2029	10,000	9,961
4.00%, 3/22/2050	500,000	380,930
4.02%, 12/3/2029	350,000	347,280
4.27%, 1/15/2036	28,000	26,254
4.33%, 9/21/2028	1,785,000	1,799,869
4.40%, 11/1/2034	250,000	241,270
4.50%, 8/10/2033	250,000	245,945
4.75%, 1/15/2033	430,000	429,677
4.78%, 2/15/2035	1,000,000	984,700
5.00%, 1/15/2036	250,000	247,932
5.05%, 5/9/2033	990,000	1,014,443
5.25%, 4/2/2035	210,000	213,612
5.40%, 7/2/2037 (c)	1,000,000	1,011,260
5.50%, 2/23/2054 (a)	350,000	336,150
5.75%, 11/30/2045	275,000	273,325
5.88%, 11/30/2055	1,200,000	1,186,344
6.00%, 11/30/2065	335,000	331,007
Vodafone Group PLC:
5.63%, 2/10/2053	640,000	612,410
5.75%, 6/28/2054	1,000,000	969,720
5.88%, 6/28/2064	750,000	726,397
		61,384,354
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,678
3.90%, 11/19/2029	100,000	98,310
6.05%, 5/14/2034 (a)	250,000	265,345
Mattel, Inc. 5.00%, 11/17/2030	75,000	75,511
		468,844
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,905
3.30%, 9/15/2051	350,000	241,815
3.55%, 2/15/2050	250,000	183,250
3.90%, 8/1/2046	100,000	79,975
4.05%, 6/15/2048	155,000	125,397
4.13%, 6/15/2047	150,000	123,472
4.15%, 12/15/2048	30,000	24,579
4.45%, 3/15/2043	50,000	44,527
4.45%, 1/15/2053	500,000	422,185
4.55%, 9/1/2044	50,000	44,456
4.90%, 4/1/2044	125,000	117,704

See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
5.20%, 4/15/2054	$895,000	$842,974
5.50%, 3/15/2055	1,000,000	983,890
5.55%, 3/15/2056	75,000	74,057
5.80%, 3/15/2056	250,000	255,612
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,908
3.20%, 8/2/2046	25,000	18,098
3.65%, 2/3/2048	50,000	38,172
4.20%, 3/12/2031	350,000	349,125
4.38%, 9/18/2034 (a)	540,000	531,263
4.75%, 11/12/2035	125,000	124,900
5.85%, 11/1/2033	250,000	270,765
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	32,156
2.45%, 12/2/2031	565,000	508,585
2.88%, 11/15/2029	65,000	62,155
3.00%, 12/2/2041	350,000	261,765
3.10%, 12/2/2051	500,000	332,420
3.50%, 5/1/2050	25,000	18,040
4.00%, 6/1/2028 (a)	100,000	100,082
4.70%, 5/1/2048	50,000	44,112
4.80%, 3/30/2030	160,000	163,654
4.80%, 9/15/2035	30,000	29,792
5.20%, 3/30/2035	250,000	257,307
CSX Corp.:
2.40%, 2/15/2030	50,000	46,783
2.50%, 5/15/2051	610,000	360,730
3.25%, 6/1/2027	50,000	49,587
3.35%, 9/15/2049	65,000	45,711
3.80%, 3/1/2028	50,000	49,936
3.80%, 11/1/2046	100,000	78,399
4.10%, 3/15/2044	75,000	62,932
4.25%, 3/15/2029	95,000	95,770
4.30%, 3/1/2048	50,000	41,763
4.50%, 3/15/2049	125,000	106,585
4.50%, 11/15/2052	1,000,000	849,340
4.65%, 3/1/2068	50,000	41,013
4.90%, 3/15/2055 (a)	105,000	94,146
5.05%, 6/15/2035	450,000	457,884
5.20%, 11/15/2033 (a)	650,000	676,806
FedEx Corp.:
2.40%, 5/15/2031	65,000	58,847
3.10%, 8/5/2029	1,000,000	962,840
3.25%, 5/15/2041 (a)	415,000	311,404
4.05%, 2/15/2048	50,000	38,247
4.55%, 4/1/2046	100,000	84,197
4.75%, 11/15/2045	25,000	21,643
4.95%, 10/17/2048	100,000	87,208
5.10%, 1/15/2044	500,000	455,380
5.25%, 5/15/2050 (a)	650,000	598,637
Norfolk Southern Corp.:
2.90%, 8/25/2051	150,000	94,523
3.00%, 3/15/2032	150,000	138,243
3.05%, 5/15/2050	350,000	230,415
Security Description	Principal Amount	Value
3.15%, 6/1/2027	$50,000	$49,437
3.16%, 5/15/2055	68,000	43,757
3.40%, 11/1/2049	100,000	70,883
3.94%, 11/1/2047	100,000	79,004
4.45%, 3/1/2033	200,000	199,454
4.45%, 6/15/2045	19,000	16,420
5.05%, 8/1/2030	145,000	150,366
5.10%, 5/1/2035	135,000	137,857
5.35%, 8/1/2054 (a)	500,000	477,630
5.55%, 3/15/2034 (a)	95,000	100,296
5.95%, 3/15/2064	500,000	511,760
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	143,134
4.30%, 12/1/2030	105,000	104,585
Series MTN, 4.90%, 12/1/2029	125,000	127,591
5.00%, 3/15/2030	200,000	204,836
Series MTN, 5.38%, 3/15/2029	100,000	103,505
Series MTN, 5.65%, 3/1/2028	250,000	257,990
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	245,535
2.38%, 5/20/2031	40,000	36,691
2.40%, 2/5/2030	500,000	468,100
2.80%, 2/14/2032	570,000	523,249
2.97%, 9/16/2062	110,000	64,572
3.20%, 5/20/2041	70,000	54,913
3.25%, 2/5/2050	700,000	484,435
3.38%, 2/14/2042	40,000	31,474
3.50%, 2/14/2053	575,000	407,278
3.55%, 5/20/2061	100,000	67,030
3.80%, 10/1/2051	52,000	39,307
3.80%, 4/6/2071 (a)	175,000	120,165
3.84%, 3/20/2060	1,130,000	816,391
4.10%, 9/15/2067	15,000	11,116
4.50%, 1/20/2033 (a)	250,000	252,292
4.95%, 9/9/2052	250,000	227,885
5.10%, 2/20/2035	500,000	515,905
5.60%, 12/1/2054	155,000	154,603
United Parcel Service, Inc.:
3.05%, 11/15/2027	50,000	49,433
3.75%, 11/15/2047	175,000	135,298
4.65%, 10/15/2030	150,000	153,577
4.88%, 3/3/2033 (a)	175,000	180,145
5.05%, 3/3/2053 (a)	600,000	549,648
5.15%, 5/22/2034	1,210,000	1,256,984
5.25%, 5/14/2035 (a)	590,000	611,759
5.30%, 4/1/2050 (a)	200,000	191,600
5.50%, 5/22/2054	235,000	229,118
5.95%, 5/14/2055	150,000	155,005
6.05%, 5/14/2065	405,000	417,936
		24,094,015

See accompanying notes to financial statements.
80

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% *
GATX Corp.:
1.90%, 6/1/2031	$200,000	$175,140
3.10%, 6/1/2051	250,000	158,555
3.85%, 3/30/2027	50,000	49,824
4.55%, 11/7/2028	50,000	50,401
4.70%, 4/1/2029	25,000	25,282
5.40%, 3/15/2027	30,000	30,429
5.50%, 6/15/2035	105,000	107,711
6.05%, 3/15/2034	155,000	164,914
6.05%, 6/5/2054	550,000	556,710
		1,318,966
WATER — 0.0% *
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	90,356
2.95%, 9/1/2027	121,000	119,227
3.25%, 6/1/2051	100,000	67,635
3.45%, 5/1/2050	50,000	35,654
3.75%, 9/1/2028	100,000	99,604
3.75%, 9/1/2047	100,000	76,886
4.30%, 12/1/2042	25,000	21,804
5.15%, 3/1/2034	250,000	257,888
5.25%, 3/1/2035	235,000	242,301
5.45%, 3/1/2054	650,000	631,943
5.70%, 9/1/2055	115,000	115,311
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	95,033
2.70%, 4/15/2030	60,000	56,320
4.80%, 8/15/2027	250,000	253,010
5.38%, 1/15/2034	250,000	258,057
		2,421,029
TOTAL CORPORATE BONDS & NOTES (Cost $1,435,533,688)		1,395,371,487
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	57,176
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	82,724	82,934
Series 2025-2, Class A3, 3.97%, 9/25/2028	156,000	156,335
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	300,000	303,022
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	500,000	510,278
Security Description	Principal Amount	Value
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	$67,000	$66,995
CarMax Auto Owner Trust Series 2025-4, Class A3, 3.97%, 12/16/2030	1,250,000	1,251,521
CarMax Select Receivables Trust Series 2025-B, Class A3, 4.12%, 3/15/2030	71,000	71,145
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	190,423
Series 2025-P1, Class A3, 4.55%, 5/10/2030	300,000	302,224
Exeter Automobile Receivables Trust:
Series 2025-2A, Class B, 4.92%, 9/17/2029	925,000	933,253
Series 2025-1A, Class D, 5.49%, 5/15/2031	500,000	506,492
Ford Credit Auto Lease Trust Series 2025-A, Class A3, 4.72%, 6/15/2028	500,000	504,526
Ford Credit Auto Owner Trust Series 2025-B, Class A3, 3.91%, 4/15/2030	91,000	91,320
Ford Credit Floorplan Master Owner Trust A Series 2025-2, Class A1, 4.06%, 9/15/2030	387,000	388,096
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	233,053
GM Financial Consumer Automobile Receivables Trust:
Series 2025-4, Class A3, 3.84%, 2/18/2031	47,000	47,025
Series 2025-3, Class A3, 4.18%, 8/16/2030	96,000	96,785
Series 2025-2, Class A3, 4.28%, 4/16/2030	83,000	83,656
Series 2024-4, Class A3, 4.40%, 8/16/2029	92,000	92,570
Series 2025-1, Class A3, 4.62%, 12/17/2029	100,000	100,974
Honda Auto Receivables Owner Trust:
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,724
Series 2024-4, Class A4, 4.35%, 12/16/2030	950,000	959,384

See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2025-C, Class A3, 3.88%, 4/15/2030	$100,000	$100,174
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	300,986
Series 2025-A, Class A3, 4.32%, 10/15/2029	278,000	280,085
Series 2025-B, Class A3, 4.36%, 12/17/2029	110,000	111,025
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A3, 4.61%, 4/16/2029	95,000	96,233
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3, 4.78%, 12/17/2029	150,000	151,992
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	181,000	183,161
Santander Drive Auto Receivables Trust:
Series 2025-4, Class A3, 4.17%, 4/15/2030	1,000,000	1,003,197
Series 2025-3, Class A3, 4.38%, 1/15/2030	500,000	502,222
Toyota Auto Receivables Owner Trust Series 2025-B, Class A3, 4.34%, 11/15/2029	88,000	88,850
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	175,000	176,691
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3, 3.92%, 3/20/2030	160,000	160,378
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	189,124
Series 2025-D, Class A3, 3.95%, 3/17/2031	167,000	167,432
Series 2025-C, Class A3, 4.08%, 11/15/2030	142,000	142,792
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	250,000	251,975
		11,050,228
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	253,407
Security Description	Principal Amount	Value
Series 2025-2, Class A, 4.28%, 4/15/2030	$608,000	$615,012
Series 2025-4, Class A, 4.30%, 7/15/2030	100,000	101,306
Series 2025-5, Class A, 4.51%, 7/15/2032	600,000	613,003
Series 2024-2, Class A, 5.24%, 4/15/2031	627,000	653,521
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	205,000	207,583
Capital One Multi-Asset Execution Trust:
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	329,652
Series 2025-A1, Class A, 3.82%, 9/15/2030	200,000	199,888
Series 2025-A2, Class A, 4.02%, 9/15/2032	133,000	132,859
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/15/2029	175,000	176,572
Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,647,206
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	200,624
Series 2025-A1, Class A, 4.30%, 6/21/2030	192,000	194,125
Series 2025-A2, Class A, 4.49%, 6/21/2032	200,000	203,893
Synchrony Card Funding LLC:
Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	381,170
Series 2025-A2, Class A, 4.49%, 5/15/2031	600,000	608,505
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	50,000	50,915
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	600,000	607,691
		7,176,932
OTHER ABS — 0.1%
CNH Equipment Trust Series 2025-B, Class A3, 4.30%, 10/15/2030	416,667	420,276
John Deere Owner Trust:
Series 2025-B, Class A3, 4.17%, 12/17/2029	200,000	201,429
Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	251,728
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.10%, 4/1/2035	293,057	300,837

See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	$205,000	$206,210
Series 2025-9, Class A1A, 3.96%, 10/21/2030	400,000	400,973
Series 2025-7, Class A1A, 3.96%, 8/20/2031	560,000	559,888
Series 2025-5, Class A1A, 4.40%, 6/20/2031	350,000	353,920
		2,695,261
TOTAL ASSET-BACKED SECURITIES (Cost $20,810,488)		20,922,421
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	145,297
3.75%, 09/10/2030	500,000	499,050
4.00%, 05/28/2028 (a)	250,000	252,190
4.25%, 03/01/2028	750,000	759,877
4.50%, 01/24/2030	210,000	215,809
		1,872,223
CANADA — 0.4%
Canada Government International Bonds:
3.75%, 04/26/2028	760,000	763,183
4.00%, 03/18/2030	605,000	611,501
4.63%, 04/30/2029	735,000	758,112
Export Development Canada:
3.00%, 05/25/2027	1,500,000	1,487,728
3.75%, 09/07/2027	250,000	250,724
3.88%, 02/14/2028	500,000	502,809
4.00%, 06/20/2030	200,000	202,017
4.13%, 02/13/2029	445,000	451,521
4.75%, 06/05/2034	265,000	276,952
Province of Alberta:
1.30%, 07/22/2030	400,000	357,455
3.30%, 03/15/2028	650,000	644,416
4.30%, 11/02/2035	595,000	586,852
4.50%, 01/24/2034 (a)	200,000	202,282
Province of British Columbia:
1.30%, 01/29/2031 (a)	200,000	175,819
3.90%, 08/27/2030	795,000	795,214
4.20%, 07/06/2033	550,000	546,496
4.70%, 01/24/2028	985,000	1,005,255
4.75%, 06/12/2034	800,000	819,166
4.80%, 06/11/2035 (a)	750,000	765,758
4.90%, 04/24/2029	650,000	673,402
Province of Manitoba 4.90%, 5/31/2034	495,000	511,032
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,853
Security Description	Principal Amount	Value
Province of Ontario:
1.13%, 10/07/2030	$500,000	$440,198
1.60%, 02/25/2031	250,000	222,873
1.80%, 10/14/2031	500,000	442,605
2.00%, 10/02/2029	350,000	328,727
3.10%, 05/19/2027	750,000	744,237
3.70%, 09/17/2029	700,000	698,583
3.90%, 09/04/2030	500,000	500,327
4.20%, 01/18/2029 (a)	300,000	304,216
4.45%, 11/20/2035	750,000	746,148
4.70%, 01/15/2030	500,000	516,058
4.85%, 06/11/2035	500,000	514,203
5.05%, 04/24/2034	200,000	209,322
Series MTN, 2.13%, 01/21/2032	1,250,000	1,116,705
Province of Quebec:
1.35%, 05/28/2030	300,000	269,610
1.90%, 04/21/2031	250,000	225,003
2.75%, 04/12/2027	200,000	197,679
3.63%, 04/13/2028	1,750,000	1,747,527
4.25%, 09/05/2034	500,000	494,204
4.50%, 04/03/2029	1,150,000	1,176,978
4.50%, 09/08/2033	485,000	491,247
4.63%, 08/28/2035	500,000	504,275
Province of Saskatchewan 4.65%, 1/28/2030	1,000,000	1,029,673
		25,357,945
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	182,776
2.55%, 07/27/2033	250,000	216,554
3.10%, 05/07/2041	1,000,000	768,360
3.10%, 01/22/2061	250,000	155,305
3.24%, 02/06/2028	200,000	196,574
3.25%, 09/21/2071	250,000	154,916
3.86%, 06/21/2047	300,000	240,390
4.34%, 03/07/2042	250,000	223,045
4.85%, 01/22/2029	700,000	714,268
4.95%, 01/05/2036	335,000	337,639
5.33%, 01/05/2054	500,000	482,888
5.65%, 01/13/2037	1,200,000	1,269,198
		4,941,913
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	61,033
0.75%, 09/30/2030	500,000	435,400
1.75%, 09/14/2029	250,000	233,840
2.88%, 04/03/2028	290,000	285,705
3.50%, 08/27/2027	220,000	219,831
3.50%, 08/09/2028	355,000	354,542
3.75%, 07/15/2030	1,390,000	1,391,223
3.88%, 05/15/2028 (a)	325,000	327,366

See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.00%, 06/28/2027	$1,545,000	$1,555,197
4.63%, 03/18/2030	600,000	621,198
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	175,374
3.63%, 10/08/2030	300,000	298,167
4.13%, 05/28/2030 (a)	650,000	659,802
Series 37, 2.50%, 11/15/2027	50,000	49,021
		6,667,699
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	438,955
2.15%, 07/28/2031	500,000	442,517
3.05%, 03/12/2051	250,000	166,883
3.55%, 03/31/2032	350,000	331,091
4.20%, 10/15/2050	600,000	493,536
4.30%, 04/16/2031	250,000	249,256
4.45%, 04/15/2070	200,000	162,094
4.55%, 01/11/2028	700,000	705,248
4.70%, 02/10/2034	200,000	199,508
4.75%, 02/11/2029	150,000	152,133
4.75%, 09/10/2034	350,000	349,146
4.85%, 01/11/2033	200,000	201,992
4.90%, 04/16/2036	250,000	249,658
5.10%, 02/10/2054	500,000	483,754
5.15%, 09/10/2054	300,000	292,129
5.25%, 01/15/2030	265,000	274,492
5.35%, 02/11/2049 (a)	100,000	100,323
5.60%, 01/15/2035	350,000	371,071
5.65%, 01/11/2053 (a)	300,000	304,171
		5,967,957
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (a)	200,000	185,822
3.25%, 01/17/2028	100,000	98,045
3.88%, 07/03/2050	200,000	145,598
4.13%, 01/17/2048	100,000	78,229
4.50%, 01/17/2033	400,000	391,063
5.38%, 03/12/2029	650,000	668,220
5.38%, 02/19/2030	450,000	464,402
5.50%, 03/12/2034	500,000	517,589
5.63%, 02/19/2035 (a)	735,000	765,812
5.75%, 03/12/2054	1,500,000	1,439,075
State of Israel 3.38%, 1/15/2050	300,000	200,794
		4,954,649
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	480,825
3.88%, 05/06/2051	950,000	694,295
Security Description	Principal Amount	Value
4.00%, 10/17/2049	$200,000	$150,644
5.38%, 06/15/2033	50,000	52,906
		1,378,670
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031 (a)	250,000	219,042
1.88%, 04/15/2031	200,000	179,922
2.13%, 02/16/2029	250,000	237,818
2.75%, 11/16/2027 (a)	200,000	196,568
2.88%, 07/21/2027	100,000	98,718
3.25%, 07/20/2028	250,000	246,973
4.38%, 01/24/2031	200,000	203,591
4.63%, 07/22/2027	2,200,000	2,229,254
4.63%, 04/17/2034	500,000	511,325
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	178,070
4.00%, 05/23/2028	1,000,000	1,004,585
4.75%, 05/21/2029	200,000	205,716
		5,511,582
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	400,679
3.25%, 04/16/2030	350,000	330,314
3.50%, 02/12/2034	250,000	216,003
3.75%, 01/11/2028	100,000	98,938
3.77%, 05/24/2061	1,200,000	739,107
4.15%, 03/28/2027	200,000	199,673
4.28%, 08/14/2041	1,025,000	822,652
4.40%, 02/12/2052	400,000	291,936
4.50%, 04/22/2029	250,000	250,807
4.50%, 01/31/2050 (a)	250,000	189,271
4.60%, 02/10/2048	200,000	154,791
4.75%, 03/22/2031	220,000	217,443
4.75%, 04/27/2032	200,000	194,746
5.00%, 04/27/2051	200,000	160,834
5.38%, 03/22/2033	985,000	975,830
5.40%, 02/09/2028	850,000	868,318
5.55%, 01/21/2045 (a)	450,000	416,663
5.63%, 09/22/2035	200,000	197,159
5.85%, 07/02/2032	950,000	976,226
6.00%, 05/13/2030	1,000,000	1,047,995
6.00%, 05/07/2036	2,000,000	2,025,946
6.05%, 01/11/2040	30,000	29,838
6.34%, 05/04/2053	500,000	476,472
6.35%, 02/09/2035	500,000	523,594
6.40%, 05/07/2054	1,250,000	1,201,607
6.63%, 01/29/2038	200,000	208,735
6.88%, 05/13/2037	1,200,000	1,280,802
7.38%, 05/13/2055	1,000,000	1,077,234

See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series MTN, 4.75%, 03/08/2044	$100,000	$82,359
		15,655,972
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	1,200,000	990,876
3.16%, 01/23/2030	200,000	187,279
3.30%, 01/19/2033	500,000	438,777
3.87%, 07/23/2060	600,000	397,131
3.88%, 03/17/2028	200,000	196,397
4.50%, 05/15/2047	50,000	39,634
4.50%, 04/16/2050	700,000	540,107
4.50%, 04/01/2056	500,000	374,453
6.40%, 02/14/2035 (a)	200,000	210,761
6.70%, 01/26/2036	50,000	53,766
6.85%, 03/28/2054 (a)	850,000	885,226
8.00%, 03/01/2038	700,000	817,771
		5,132,178
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	1,820,000	1,681,399
2.78%, 12/01/2060	150,000	81,630
3.00%, 01/15/2034	250,000	217,485
3.23%, 07/28/2121 (a)	150,000	81,912
3.30%, 03/11/2041	815,000	630,342
3.55%, 03/10/2051	70,000	49,111
3.60%, 01/15/2072	250,000	158,929
5.38%, 02/08/2035	100,000	102,269
5.50%, 03/30/2036	111,000	113,196
5.63%, 11/18/2050 (a)	150,000	146,385
5.88%, 08/08/2054	550,000	543,782
6.20%, 06/30/2055	750,000	772,785
6.55%, 03/14/2037	25,000	27,620
		4,606,845
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	217,417
1.95%, 01/06/2032 (a)	200,000	173,820
2.46%, 05/05/2030	200,000	186,217
2.65%, 12/10/2045	600,000	396,507
2.95%, 05/05/2045	250,000	174,984
3.00%, 02/01/2028	1,500,000	1,466,488
3.20%, 07/06/2046	200,000	143,541
3.70%, 03/01/2041	200,000	167,251
3.70%, 02/02/2042	100,000	82,533
3.95%, 01/20/2040	200,000	176,696
4.63%, 07/17/2028 (a)	500,000	505,451
4.75%, 03/05/2035	350,000	350,301
5.00%, 07/17/2033	200,000	204,523
5.00%, 01/13/2037	150,000	151,604
5.50%, 02/04/2035	1,000,000	1,054,455
Security Description	Principal Amount	Value
5.50%, 01/17/2048 (a)	$500,000	$498,101
5.60%, 05/14/2049	250,000	251,627
5.61%, 04/13/2033	500,000	529,521
5.90%, 02/04/2050	750,000	787,753
7.75%, 01/14/2031	100,000	116,000
		7,634,790
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	250,000	254,736
4.88%, 02/12/2030	925,000	953,134
4.88%, 10/04/2033	500,000	507,027
5.13%, 09/18/2034	250,000	255,776
5.38%, 02/12/2035	245,000	253,938
5.50%, 11/16/2027	350,000	360,200
5.50%, 04/04/2053	500,000	477,826
5.50%, 03/18/2054	895,000	854,271
5.75%, 11/16/2032	250,000	267,477
		4,184,385
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	25,000	24,557
2.50%, 06/29/2041	250,000	181,913
4.13%, 10/17/2027	285,000	286,715
4.25%, 09/15/2027	250,000	251,932
4.50%, 01/11/2029	200,000	203,173
5.00%, 01/11/2028	250,000	255,804
5.13%, 09/18/2028	200,000	206,875
5.13%, 01/11/2033	200,000	209,265
5.25%, 01/14/2035	1,000,000	1,064,485
Korea Development Bank:
1.63%, 01/19/2031	250,000	223,048
3.75%, 09/16/2030	200,000	198,128
4.38%, 02/15/2028	200,000	202,376
4.38%, 02/15/2033	750,000	750,567
4.50%, 02/15/2029	200,000	203,311
4.63%, 02/15/2027	200,000	201,773
4.63%, 02/03/2028	250,000	254,183
4.88%, 02/03/2030	250,000	258,497
Korea International Bonds:
1.00%, 09/16/2030	200,000	176,086
3.50%, 09/20/2028	200,000	198,849
3.63%, 10/29/2030	830,000	823,600
4.50%, 07/03/2029	350,000	357,917
		6,533,054
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	400,000	397,772
3.88%, 06/12/2028	625,000	629,025
4.00%, 03/18/2030	300,000	303,000
4.13%, 02/25/2027	850,000	854,649
4.38%, 03/14/2028	400,000	406,620

See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.50%, 06/12/2035 (a)	$95,000	$96,996
4.63%, 01/04/2027	175,000	176,650
Series GMTN, 4.38%, 11/03/2027	405,000	410,856
Asian Development Bank:
3.13%, 04/27/2032	250,000	238,375
4.38%, 03/22/2035	1,195,000	1,212,471
Series GMTN, 0.75%, 10/08/2030	200,000	173,804
Series GMTN, 1.25%, 06/09/2028	100,000	94,611
Series GMTN, 1.50%, 01/20/2027	500,000	489,070
Series GMTN, 1.50%, 03/04/2031	250,000	223,330
Series GMTN, 1.88%, 03/15/2029	250,000	236,928
Series GMTN, 1.88%, 01/24/2030	500,000	465,590
Series GMTN, 2.38%, 08/10/2027	50,000	49,084
Series GMTN, 2.50%, 11/02/2027	100,000	98,148
Series GMTN, 2.63%, 01/12/2027	50,000	49,491
Series GMTN, 3.13%, 08/20/2027	1,000,000	993,180
Series GMTN, 3.13%, 09/26/2028	50,000	49,396
Series GMTN, 3.63%, 08/28/2029	750,000	749,977
Series GMTN, 3.75%, 04/25/2028	175,000	175,679
Series GMTN, 3.75%, 08/28/2030 (a)	800,000	800,080
Series GMTN, 3.88%, 09/28/2032	200,000	198,702
Series GMTN, 4.00%, 01/12/2033	170,000	169,823
Series GMTN, 4.13%, 01/12/2027	2,215,000	2,225,743
Series GMTN, 4.13%, 05/30/2030	1,300,000	1,320,150
Series GMTN, 4.13%, 01/12/2034	500,000	500,790
Series GMTN, 4.38%, 01/14/2028	1,240,000	1,259,790
Series GMTN, 4.38%, 03/06/2029	360,000	368,114
Series GMTN, 4.50%, 08/25/2028	383,000	391,897
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	355,000	355,252
3.75%, 09/14/2027	1,200,000	1,203,504
4.00%, 01/18/2028	500,000	503,995
4.50%, 01/16/2030	250,000	257,148
Security Description	Principal Amount	Value
Corp. Andina de Fomento:
4.13%, 06/30/2028	$838,000	$842,307
5.00%, 01/24/2029	470,000	484,241
5.00%, 01/22/2030	200,000	206,874
6.00%, 04/26/2027	175,000	179,715
Council of Europe Development Bank:
3.63%, 01/26/2028	150,000	150,044
4.13%, 01/24/2029	550,000	557,947
4.50%, 01/15/2030	200,000	205,644
4.63%, 06/11/2027	80,000	81,132
Series GMTN, 3.63%, 05/08/2028	150,000	150,114
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	660,000	670,725
Series MTN, 4.25%, 03/13/2034	400,000	403,372
European Investment Bank:
0.75%, 09/23/2030	200,000	174,198
1.25%, 02/14/2031	390,000	344,136
1.63%, 05/13/2031	100,000	89,459
1.75%, 03/15/2029	133,000	125,581
2.38%, 05/24/2027	100,000	98,387
3.25%, 11/15/2027	1,500,000	1,492,545
3.63%, 07/15/2030	1,120,000	1,114,210
3.75%, 11/15/2029 (a)	750,000	752,377
3.75%, 02/14/2033	990,000	974,318
3.88%, 03/15/2028	1,300,000	1,308,580
3.88%, 06/15/2028	370,000	372,801
3.88%, 10/15/2030 (a)	645,000	647,967
4.00%, 02/15/2029	1,180,000	1,193,747
4.13%, 02/13/2034	286,000	286,603
4.25%, 08/16/2032 (a)	1,592,000	1,616,819
4.38%, 03/19/2027	1,260,000	1,271,693
4.38%, 10/10/2031	2,175,000	2,233,855
4.50%, 10/16/2028	500,000	512,160
4.50%, 03/14/2030	1,190,000	1,225,819
4.63%, 02/12/2035	285,000	294,784
4.75%, 06/15/2029	417,000	432,104
Series GMTN, 1.38%, 03/15/2027 (a)	350,000	340,974
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	475,950
1.13%, 07/20/2028	200,000	188,096
1.50%, 01/13/2027	350,000	342,464
2.25%, 06/18/2029	250,000	238,838
2.38%, 07/07/2027	100,000	98,256
3.13%, 09/18/2028	100,000	98,810
3.50%, 09/14/2029	200,000	198,976
3.75%, 06/14/2030	1,050,000	1,050,157
4.00%, 01/12/2028	200,000	201,652
4.13%, 02/15/2029	2,280,000	2,314,246

See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.38%, 02/01/2027	$250,000	$251,925
4.38%, 07/17/2034	250,000	254,043
4.38%, 01/24/2044	75,000	70,379
4.50%, 02/15/2030	1,350,000	1,389,852
Series GMTN, 1.13%, 01/13/2031	750,000	658,582
Series GMTN, 3.63%, 09/17/2031	1,000,000	987,180
Series GMTN, 4.38%, 07/16/2035	710,000	718,676
Series GMTN, 4.50%, 09/13/2033	200,000	205,650
Inter-American Investment Corp.:
3.63%, 11/20/2028	465,000	464,563
4.13%, 02/15/2028	200,000	201,842
4.25%, 02/14/2029	175,000	177,713
4.25%, 04/01/2030	250,000	254,155
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,890,000	1,794,082
0.75%, 08/26/2030	170,000	148,310
0.88%, 05/14/2030	250,000	221,293
1.13%, 09/13/2028	500,000	468,655
1.25%, 02/10/2031	500,000	441,030
1.38%, 04/20/2028	250,000	237,945
1.63%, 11/03/2031	1,000,000	882,700
1.75%, 10/23/2029	250,000	233,153
2.50%, 11/22/2027	250,000	245,300
3.13%, 06/15/2027	700,000	695,751
3.50%, 07/12/2028	2,100,000	2,095,779
3.50%, 10/28/2030	1,230,000	1,215,757
3.63%, 05/05/2028	1,500,000	1,502,130
3.88%, 10/16/2029	2,325,000	2,342,809
3.88%, 02/14/2030	825,000	829,983
3.88%, 08/28/2034	1,435,000	1,407,864
4.00%, 07/25/2030	500,000	504,935
4.00%, 01/10/2031	500,000	504,455
4.00%, 05/06/2032	1,200,000	1,202,748
4.13%, 03/20/2030	1,680,000	1,705,754
4.38%, 08/27/2035	1,695,000	1,716,120
4.50%, 04/10/2031	455,000	469,605
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,182,214
Series GMTN, 4.75%, 02/15/2035	25,000	26,044
International Finance Corp.:
Series GMTN, 3.88%, 07/02/2030	570,000	572,930
Series GMTN, 4.25%, 07/02/2029	280,000	285,653
Series GMTN, 4.50%, 01/21/2028	275,000	280,044
Series GMTN, 4.50%, 07/13/2028	1,135,000	1,159,936
Security Description	Principal Amount	Value
Nordic Investment Bank:
3.75%, 08/28/2028	$250,000	$251,045
3.75%, 05/09/2030	500,000	500,135
4.25%, 02/28/2029	200,000	203,658
4.38%, 03/14/2028	200,000	203,264
		75,338,008
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	375,000	375,869
4.13%, 06/14/2028	200,000	202,129
Series GMTN, 2.25%, 03/22/2027 (a)	250,000	245,612
Series GMTN, 3.75%, 09/13/2027	200,000	200,407
Series GMTN, 3.88%, 08/04/2027	750,000	752,703
		1,776,720
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	546,824
Uruguay Government International Bonds:
4.38%, 10/27/2027	150,000	150,754
4.38%, 01/23/2031	280,000	284,209
4.98%, 04/20/2055	400,000	363,979
5.10%, 06/18/2050	675,000	636,550
5.44%, 02/14/2037	687,500	714,518
5.75%, 10/28/2034	350,000	373,413
		3,070,247
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $182,863,414)		180,584,837
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	242,369
0.70%, 1/27/2027	100,000	96,926
0.79%, 6/21/2027	125,000	119,799
0.90%, 8/19/2027	100,000	95,595
1.00%, 8/3/2027	100,000	95,826
1.04%, 1/25/2029	150,000	138,117
1.10%, 8/10/2029	150,000	136,288
1.14%, 8/20/2029	150,000	136,345
1.15%, 8/12/2030	100,000	88,331
1.32%, 9/9/2030	100,000	88,840
1.38%, 1/14/2031	250,000	220,570
1.65%, 7/23/2035	100,000	77,600
1.69%, 8/20/2035	100,000	77,328
1.95%, 8/13/2040	100,000	67,789
1.99%, 3/17/2031	500,000	452,673
3.63%, 8/27/2027	750,000	751,048

See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Federal Home Loan Banks:
0.83%, 2/10/2027	$100,000	$96,814
0.90%, 2/26/2027	150,000	145,269
1.00%, 8/16/2028	250,000	232,912
3.25%, 6/9/2028	500,000	496,356
3.25%, 11/16/2028	280,000	277,990
3.50%, 9/9/2027	3,375,000	3,374,435
3.50%, 10/4/2027	210,000	210,015
3.88%, 6/4/2027	1,750,000	1,758,418
4.00%, 6/30/2028	500,000	505,725
4.13%, 1/15/2027 (a)	500,000	502,893
4.75%, 4/9/2027	2,160,000	2,192,498
Series 677, 5.50%, 7/15/2036	135,000	147,395
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2036	3,700,990	3,359,250
1.50%, 4/1/2037	8,115,911	7,340,052
1.50%, 12/1/2040	1,877,950	1,606,322
1.50%, 2/1/2051	1,824,169	1,413,594
1.50%, 10/1/2051	7,179,651	5,557,838
1.50%, 11/1/2051	4,660,310	3,607,411
2.00%, 2/1/2036	1,625,598	1,508,561
2.00%, 3/1/2036	6,703,508	6,261,140
2.00%, 6/1/2036	1,330,714	1,237,315
2.00%, 1/1/2037	1,921,078	1,782,312
2.00%, 4/1/2037	1,144,132	1,059,295
2.00%, 7/1/2041	5,017,993	4,404,845
2.00%, 9/1/2050	5,141,759	4,233,355
2.00%, 10/1/2050	1,054,574	862,365
2.00%, 12/1/2050	801,610	654,947
2.00%, 1/1/2051	5,501,521	4,493,041
2.00%, 2/1/2051	6,447,085	5,263,023
2.00%, 3/1/2051	5,471,917	4,472,686
2.00%, 6/1/2051	897,904	739,135
2.00%, 7/1/2051	10,603,166	8,652,582
2.00%, 9/1/2051	6,057,785	4,940,097
2.00%, 11/1/2051	6,084,795	4,953,035
2.00%, 12/1/2051	1,587,000	1,309,438
2.00%, 2/1/2052	7,124,495	5,816,082
2.00%, 3/1/2052	4,372,442	3,558,482
2.22%, 7/13/2040	150,000	105,673
2.50%, 10/1/2029	5,688	5,583
2.50%, 1/1/2031	15,342	14,972
2.50%, 5/1/2031	24,954	24,312
2.50%, 6/1/2031	46,453	45,230
2.50%, 10/1/2031	45,597	44,345
2.50%, 12/1/2031	60,745	59,115
2.50%, 12/1/2032	226,094	218,209
2.50%, 2/1/2033	239,364	230,848
2.50%, 9/1/2035	337,092	321,539
2.50%, 1/1/2037	1,233,314	1,168,777
2.50%, 1/1/2042	827,123	744,795
2.50%, 7/1/2042	2,531,547	2,275,126
2.50%, 9/1/2046	515,807	450,017
Security Description	Principal Amount	Value
2.50%, 7/1/2050	$4,145,436	$3,549,691
2.50%, 10/1/2050	1,479,250	1,265,497
2.50%, 1/1/2051	614,088	520,556
2.50%, 2/1/2051	5,691,502	4,867,869
2.50%, 6/1/2051	4,640,943	3,927,255
2.50%, 7/1/2051	4,802,880	4,095,436
2.50%, 9/1/2051	4,056,976	3,456,884
2.50%, 10/1/2051	3,376,263	2,875,812
2.50%, 11/1/2051	4,155,079	3,537,898
2.50%, 12/1/2051	12,924,956	11,050,176
2.50%, 3/1/2052	3,032,964	2,579,992
2.50%, 4/1/2052	25,398,371	21,697,894
2.50%, 9/1/2052	4,911,882	4,182,289
2.50%, 1/1/2054	8,909,901	7,594,747
3.00%, 10/1/2030	94,958	93,684
3.00%, 12/1/2030	18,594	18,320
3.00%, 5/1/2031	14,173	13,949
3.00%, 12/1/2031	86,452	84,927
3.00%, 2/1/2032	113,584	111,523
3.00%, 5/1/2032	113,704	111,381
3.00%, 7/1/2032	32,353	31,672
3.00%, 1/1/2033	139,542	136,408
3.00%, 3/1/2035	636,250	616,601
3.00%, 5/1/2035	292,895	284,014
3.00%, 4/1/2036	92,732	89,119
3.00%, 6/1/2036	60,263	57,834
3.00%, 2/1/2038	178,961	170,242
3.00%, 5/1/2042	2,015,007	1,868,576
3.00%, 1/1/2043	985,673	912,952
3.00%, 7/1/2043	1,004,711	924,870
3.00%, 6/1/2045	23,369	21,345
3.00%, 8/1/2045	150,572	138,830
3.00%, 4/1/2046	88,111	80,090
3.00%, 6/1/2046	1,120,292	1,029,741
3.00%, 7/1/2046	1,503,399	1,371,567
3.00%, 8/1/2046	169,441	154,016
3.00%, 9/1/2046	54,815	49,825
3.00%, 10/1/2046	94,318	85,731
3.00%, 11/1/2046	342,249	311,092
3.00%, 12/1/2046	309,072	280,936
3.00%, 1/1/2047	224,839	204,370
3.00%, 2/1/2047	625,043	561,697
3.00%, 4/1/2047	1,462,223	1,334,001
3.00%, 9/1/2049	148,029	132,822
3.00%, 12/1/2049	144,232	129,415
3.00%, 2/1/2050	10,353,604	9,303,586
3.00%, 5/1/2050	1,252,144	1,124,923
3.00%, 7/1/2050	3,240,648	2,908,378
3.00%, 8/1/2050	2,734,635	2,477,152
3.00%, 6/1/2051	3,069,467	2,738,865
3.00%, 12/1/2051	2,005,403	1,781,500
3.00%, 3/1/2052	6,837,788	6,083,228
3.00%, 4/1/2052	815,536	724,415
3.00%, 5/1/2052	1,837,165	1,631,682
3.00%, 8/1/2052	1,293,657	1,148,663

See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3.50%, 4/1/2032	$58,033	$57,516
3.50%, 6/1/2033	112,338	111,029
3.50%, 9/1/2033	76,641	75,707
3.50%, 11/1/2034	59,543	58,475
3.50%, 3/1/2037	75,719	73,766
3.50%, 10/1/2037	1,022,154	995,367
3.50%, 7/1/2038	898,891	875,335
3.50%, 4/1/2042	88,826	85,408
3.50%, 12/1/2042	63,112	60,200
3.50%, 8/1/2043	162,970	155,273
3.50%, 5/1/2044	696,801	665,902
3.50%, 11/1/2044	9,839	9,332
3.50%, 1/1/2045	13,425	12,732
3.50%, 7/1/2045	82,959	78,464
3.50%, 10/1/2045	12,794	12,085
3.50%, 12/1/2045	158,536	149,846
3.50%, 1/1/2046	19,041	17,985
3.50%, 3/1/2046	38,692	36,527
3.50%, 4/1/2046	54,971	51,895
3.50%, 6/1/2046	65,367	61,710
3.50%, 8/1/2046	753,448	711,670
3.50%, 12/1/2046	221,995	209,574
3.50%, 2/1/2047	144,486	136,401
3.50%, 3/1/2047	137,839	130,127
3.50%, 4/1/2047	77,491	72,830
3.50%, 6/1/2047	72,920	68,534
3.50%, 10/1/2047	131,958	124,020
3.50%, 11/1/2047	48,719	45,788
3.50%, 12/1/2047	107,640	101,165
3.50%, 4/1/2049	109,366	102,294
3.50%, 7/1/2049	286,912	268,041
3.50%, 8/1/2049	855,596	805,645
3.50%, 9/1/2049	1,405,328	1,324,125
3.50%, 10/1/2049	31,619	29,540
3.50%, 3/1/2050	748,503	699,272
3.50%, 9/1/2052	5,345,011	4,964,588
3.50%, 10/1/2052	9,425,598	8,738,274
3.50%, 11/1/2052	1,173,075	1,085,743
4.00%, 11/1/2033	82,258	82,326
4.00%, 4/1/2042	8,120	7,964
4.00%, 6/1/2042	26,780	26,200
4.00%, 7/1/2042	427,610	419,395
4.00%, 12/1/2044	10,077	9,784
4.00%, 4/1/2045	6,870	6,674
4.00%, 10/1/2045	17,248	16,755
4.00%, 12/1/2045	33,539	32,581
4.00%, 1/1/2046	119,259	115,852
4.00%, 2/1/2046	46,847	45,509
4.00%, 1/1/2047	149,267	144,304
4.00%, 2/1/2047	59,127	57,161
4.00%, 6/1/2047	103,912	100,485
4.00%, 9/1/2047	127,384	123,182
4.00%, 11/1/2047	95,875	92,712
4.00%, 1/1/2048	251,264	242,975
4.00%, 10/1/2048	475,508	458,506
Security Description	Principal Amount	Value
4.00%, 4/1/2049	$37,637	$36,198
4.00%, 2/1/2051	1,896,394	1,821,644
4.00%, 8/1/2052	2,130,577	2,031,576
4.00%, 10/1/2052	2,252,429	2,154,705
4.00%, 11/1/2052	662,746	631,642
4.00%, 1/1/2053	4,513,430	4,300,906
4.00%, 7/1/2054	2,919,439	2,769,869
4.50%, 5/1/2042	221,607	222,792
4.50%, 5/1/2044	96,333	96,090
4.50%, 12/1/2045	139,197	138,846
4.50%, 9/1/2046	100,652	100,621
4.50%, 4/1/2047	51,966	51,660
4.50%, 10/1/2047	76,658	76,206
4.50%, 11/1/2047	66,470	66,077
4.50%, 12/1/2047	35,269	35,061
4.50%, 7/1/2048	185,485	184,324
4.50%, 9/1/2048	298,240	296,019
4.50%, 11/1/2048	99,472	98,849
4.50%, 6/1/2049	130,909	129,833
4.50%, 11/1/2049	280,683	278,376
4.50%, 6/1/2052	835,959	820,440
4.50%, 10/1/2052	2,816,719	2,765,312
4.50%, 11/1/2052	870,431	853,756
4.50%, 12/1/2052	1,818,592	1,794,315
4.50%, 5/1/2053	188,514	184,712
5.00%, 8/1/2040	1,623,310	1,644,927
5.00%, 7/1/2041	45,253	46,407
5.00%, 7/1/2045	3,265,378	3,285,810
5.00%, 11/1/2048	102,676	104,257
5.00%, 9/1/2052	2,469,373	2,478,791
5.00%, 10/1/2052	587,892	591,253
5.00%, 12/1/2052	1,029,699	1,040,575
5.00%, 2/1/2053	10,912,707	10,941,883
5.00%, 7/1/2053	5,405,334	5,413,408
5.00%, 11/1/2053	3,545,113	3,549,690
5.00%, 12/1/2053	555,047	555,426
5.00%, 11/1/2054	8,696,239	8,678,699
5.00%, 1/1/2055	10,427,273	10,406,241
5.50%, 8/1/2038	124,521	129,847
5.50%, 12/1/2052	343,115	352,638
5.50%, 2/1/2053	1,627,050	1,656,785
5.50%, 7/1/2053	5,158,852	5,245,557
5.50%, 3/1/2054	5,475,950	5,557,054
5.50%, 11/1/2054	17,100,241	17,349,713
5.50%, 5/1/2055	2,733,299	2,772,263
5.50%, 6/1/2055	6,536,004	6,629,175
5.50%, 9/1/2055	5,884,666	6,025,185
5.50%, 10/1/2055	10,822,775	10,977,054
6.00%, 7/1/2040	48,748	51,897
6.00%, 2/1/2053	1,120,295	1,154,867
6.00%, 9/1/2053	1,087,002	1,130,227
6.00%, 11/1/2053	3,511,673	3,610,705
6.00%, 12/1/2053	895,445	920,629
6.00%, 6/1/2054	4,117,764	4,229,832
6.00%, 8/1/2054	6,581,045	6,753,403

See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
6.00%, 9/1/2054	$3,091,202	$3,174,495
6.00%, 6/1/2055	3,516,621	3,609,645
6.00%, 8/1/2055	18,532,056	19,027,453
6.25%, 7/15/2032 (a)	3,960,000	4,477,999
6.50%, 6/1/2053	852,787	885,755
6.50%, 10/1/2053	1,264,151	1,313,021
6.50%, 12/1/2053	2,153,723	2,269,960
6.50%, 1/1/2054	3,342,996	3,472,231
6.50%, 2/1/2055	3,748,822	3,908,863
6.50%, 4/1/2055	6,089,907	6,335,554
6.50%, 6/1/2055	3,256,172	3,382,858
6.75%, 3/15/2031	3,900,000	4,440,390
7.00%, 1/1/2054	1,581,019	1,660,615
7.00%, 9/1/2055	3,046,798	3,206,769
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K080, Class A2, 3.93%, 7/25/2028 (b)	1,000,000	1,001,598
Series K085, Class A2, 4.06%, 10/25/2028 (b)	250,000	251,222
Series K086, Class A2, 3.86%, 11/25/2028 (b)	160,001	159,957
Series K087, Class A2, 3.77%, 12/25/2028	1,561,452	1,557,682
Series K090, Class A2, 3.42%, 2/25/2029	163,934	161,788
Series K091, Class A2, 3.51%, 3/25/2029	2,500,000	2,472,782
Series K092, Class A2, 3.30%, 4/25/2029	350,000	343,803
Series K093, Class A2, 2.98%, 5/25/2029	98,594	95,990
Series K094, Class A2, 2.90%, 6/25/2029	352,767	341,670
Series K098, Class A2, 2.43%, 8/25/2029	100,000	95,114
Series K099, Class A2, 2.60%, 9/25/2029	100,000	95,554
Series K101, Class A2, 2.52%, 10/25/2029	200,000	190,289
Series K109, Class A2, 1.56%, 4/25/2030	100,000	90,754
Series K114, Class A2, 1.37%, 6/25/2030	85,000	75,993
Series K115, Class A2, 1.38%, 6/25/2030	400,000	358,054
Series K118, Class A2, 1.49%, 9/25/2030	750,000	670,142
Series K121, Class A2, 1.55%, 10/25/2030	320,000	285,564
Series K123, Class A2, 1.62%, 12/25/2030	233,333	208,415
Series K124, Class A2, 1.66%, 12/25/2030	500,000	446,638
Series K126, Class A2, 2.07%, 1/25/2031	500,000	455,529
Security Description	Principal Amount	Value
Series K127, Class A2, 2.11%, 1/25/2031	$1,950,000	$1,776,433
Series K131, Class A2, 1.85%, 7/25/2031	500,000	445,415
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	897,360
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	239,202
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	200,109
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	431,648
Series K1522, Class A2, 2.36%, 10/25/2036	1,250,000	1,012,892
Series K157, Class A2, 3.99%, 5/25/2033 (b)	500,000	498,275
Series K514, Class A2, 4.57%, 12/25/2028	1,000,000	1,017,235
Series K515, Class A2, 5.40%, 1/25/2029	3,000,000	3,116,264
Series K528, Class A2, 4.51%, 7/25/2029	750,000	762,593
Series K735, Class A2, 2.86%, 5/25/2026	153,084	152,318
Series K743, Class A2, 1.77%, 5/25/2028	300,000	286,190
Series K748, Class A2, 2.26%, 1/25/2029 (b)	500,000	477,087
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,619,567
Series K761, Class A2, 4.40%, 6/25/2032 (b)	1,000,000	1,007,783
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (b)	440,000	398,274
Series K-171, Class A2, VRN, 4.40%, 6/25/2035 (b)	1,000,000	991,646
Series K544, Class A2, VRN, 4.27%, 7/25/2030 (b)	1,400,000	1,411,160
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (b)	300,000	303,246
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (b)	428,571	429,899
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (b)	166,667	158,588
Federal National Mortgage Association:
0.75%, 10/8/2027	5,900,000	5,623,738
0.88%, 8/5/2030	1,900,000	1,673,945
1.50%, 7/1/2036	2,675,587	2,427,292
1.50%, 9/1/2036	1,743,844	1,578,535
1.50%, 10/1/2036	2,682,156	2,431,389

See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
1.50%, 3/1/2037	$3,615,762	$3,270,105
1.50%, 4/1/2037	1,070,310	967,992
1.50%, 1/1/2042	672,178	568,647
1.50%, 11/1/2050	5,531,244	4,286,943
1.50%, 12/1/2050	2,228,031	1,726,730
1.50%, 3/1/2051	2,330,189	1,804,455
1.50%, 11/1/2051	6,708,153	5,192,586
2.00%, 11/1/2031	32,075	30,790
2.00%, 8/1/2035	522,735	488,722
2.00%, 11/1/2035	1,322,595	1,235,316
2.00%, 12/1/2035	697,169	650,733
2.00%, 2/1/2036	1,566,710	1,461,874
2.00%, 6/1/2036	2,493,277	2,315,950
2.00%, 7/1/2036	2,194,914	2,038,399
2.00%, 10/1/2036	743,863	690,476
2.00%, 12/1/2036	5,046,211	4,682,484
2.00%, 5/1/2037	3,465,084	3,208,150
2.00%, 6/1/2037	4,896,521	4,546,604
2.00%, 6/1/2041	6,003,908	5,274,041
2.00%, 11/1/2041	1,763,865	1,543,933
2.00%, 1/1/2042	3,597,470	3,144,417
2.00%, 7/1/2050	632,210	517,645
2.00%, 8/1/2050	1,112,428	910,452
2.00%, 9/1/2050	1,675,609	1,387,821
2.00%, 10/1/2050	14,607,724	11,945,295
2.00%, 11/1/2050	12,812,858	10,473,090
2.00%, 12/1/2050	4,753,207	3,883,560
2.00%, 1/1/2051	13,993,057	11,425,803
2.00%, 2/1/2051	2,382,778	1,945,161
2.00%, 3/1/2051	12,064,353	9,824,854
2.00%, 4/1/2051	3,917,205	3,198,189
2.00%, 5/1/2051	7,553,507	6,168,010
2.00%, 7/1/2051	10,082,880	8,229,663
2.00%, 8/1/2051	6,802,545	5,556,396
2.00%, 9/1/2051	5,185,464	4,226,517
2.00%, 11/1/2051	17,511,955	14,263,312
2.00%, 12/1/2051	6,364,055	5,178,131
2.00%, 1/1/2052	3,956,675	3,217,977
2.00%, 2/1/2052	6,824,229	5,570,473
2.00%, 3/1/2052	2,549,733	2,067,472
2.00%, 4/1/2052	7,382,917	6,042,984
2.00%, 5/1/2052	6,842,462	5,641,865
2.00%, 6/1/2052	11,279,031	9,126,072
2.00%, 10/1/2052	3,725,329	3,033,726
2.50%, 3/1/2029	22,044	21,768
2.50%, 7/1/2030	122,259	120,674
2.50%, 2/1/2031	23,575	22,996
2.50%, 10/1/2031	46,196	44,853
2.50%, 12/1/2031	83,252	80,816
2.50%, 1/1/2032	31,462	30,542
2.50%, 4/1/2032	300,077	291,141
2.50%, 6/1/2032	724,850	705,700
2.50%, 10/1/2032	103,458	99,837
2.50%, 12/1/2032	202,538	195,248
2.50%, 1/1/2033	115,249	111,071
Security Description	Principal Amount	Value
2.50%, 2/1/2035	$1,228,775	$1,193,457
2.50%, 8/1/2035	1,547,714	1,473,824
2.50%, 9/1/2035	2,052,296	1,957,607
2.50%, 2/1/2036	580,945	550,553
2.50%, 8/1/2036	1,905,205	1,806,100
2.50%, 3/1/2037	729,046	689,722
2.50%, 6/1/2040	205,620	187,660
2.50%, 8/1/2040	121,193	110,513
2.50%, 4/1/2042	4,185,625	3,766,199
2.50%, 11/1/2049	1,215,179	1,041,017
2.50%, 12/1/2049	541,851	464,192
2.50%, 7/1/2050	977,989	837,578
2.50%, 8/1/2050	2,379,999	2,037,564
2.50%, 10/1/2050	1,515,268	1,296,310
2.50%, 11/1/2050	1,851,079	1,583,022
2.50%, 12/1/2050	1,052,097	899,415
2.50%, 4/1/2051	6,192,411	5,289,534
2.50%, 7/1/2051	5,890,430	5,022,795
2.50%, 8/1/2051	10,228,099	8,718,795
2.50%, 9/1/2051	3,511,923	2,992,599
2.50%, 10/1/2051	12,663,774	10,769,559
2.50%, 11/1/2051	5,954,921	5,089,377
2.50%, 12/1/2051	3,115,312	2,682,147
2.50%, 1/1/2052	5,980,483	5,081,278
2.50%, 2/1/2052	996,814	847,823
2.50%, 3/1/2052	5,030,955	4,279,583
2.50%, 4/1/2052	4,755,235	4,044,673
2.50%, 7/1/2053	3,967,410	3,389,193
2.50%, 1/1/2054	4,876,650	4,153,802
3.00%, 10/1/2028	9,054	8,966
3.00%, 8/1/2029	5,745	5,677
3.00%, 5/1/2030	14,569	14,426
3.00%, 6/1/2030	5,962	5,880
3.00%, 8/1/2030	126,630	124,924
3.00%, 9/1/2030	7,327	7,218
3.00%, 11/1/2030	15,987	15,744
3.00%, 12/1/2030	95,900	94,451
3.00%, 4/1/2031	51,801	50,955
3.00%, 12/1/2031	91,342	89,679
3.00%, 2/1/2032	274,420	269,377
3.00%, 5/1/2032	100,156	98,015
3.00%, 8/1/2032	32,965	32,227
3.00%, 10/1/2032	57,167	55,875
3.00%, 2/1/2034	261,622	255,866
3.00%, 7/1/2034	74,978	72,859
3.00%, 6/1/2035	981,561	952,096
3.00%, 6/1/2036	17,411	16,697
3.00%, 8/1/2036	87,475	83,842
3.00%, 9/1/2036	156,532	149,933
3.00%, 10/1/2036	48,661	46,578
3.00%, 12/1/2036	95,082	90,789
3.00%, 4/1/2037	442,211	424,226
3.00%, 6/1/2037	1,035,981	997,467
3.00%, 11/1/2037	195,345	180,708
3.00%, 2/1/2038	1,438,779	1,385,290

See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3.00%, 5/1/2042	$1,568,642	$1,454,648
3.00%, 6/1/2042	387,351	358,327
3.00%, 6/1/2043	113,166	104,708
3.00%, 7/1/2043	25,377	23,333
3.00%, 2/1/2044	207,971	191,224
3.00%, 1/1/2045	373,441	343,368
3.00%, 5/1/2045	343,914	316,219
3.00%, 9/1/2045	19,675	17,949
3.00%, 11/1/2045	133,517	121,809
3.00%, 12/1/2045	25,709	23,454
3.00%, 5/1/2046	181,167	164,475
3.00%, 7/1/2046	204,350	185,522
3.00%, 10/1/2046	136,100	123,560
3.00%, 11/1/2046	284,468	258,258
3.00%, 12/1/2046	257,673	233,932
3.00%, 1/1/2047	720,720	654,316
3.00%, 2/1/2047	230,687	209,432
3.00%, 5/1/2047	268,943	243,424
3.00%, 11/1/2047	139,878	126,606
3.00%, 9/1/2049	1,260,582	1,131,075
3.00%, 11/1/2049	426,881	383,027
3.00%, 12/1/2049	3,443,094	3,099,867
3.00%, 1/1/2050	1,244,878	1,116,990
3.00%, 2/1/2050	3,017,531	2,739,507
3.00%, 3/1/2050	802,487	719,061
3.00%, 5/1/2050	895,592	801,931
3.00%, 7/1/2050	785,652	703,001
3.00%, 8/1/2050	325,295	290,973
3.00%, 9/1/2050	2,047,983	1,837,364
3.00%, 10/1/2050	148,971	133,161
3.00%, 1/1/2051	2,900,264	2,619,999
3.00%, 4/1/2051	624,125	563,601
3.00%, 1/1/2052	2,122,088	1,888,924
3.00%, 2/1/2052	3,555,490	3,166,358
3.00%, 3/1/2052	690,607	619,660
3.00%, 5/1/2052	5,459,300	4,844,811
3.00%, 6/1/2052	12,945,927	11,531,660
3.00%, 10/1/2053	4,895,511	4,362,167
3.50%, 1/1/2027	490	488
3.50%, 5/1/2029	5,992	5,963
3.50%, 10/1/2029	6,140	6,108
3.50%, 2/1/2031	5,276	5,245
3.50%, 3/1/2032	45,343	44,901
3.50%, 4/1/2032	67,134	66,487
3.50%, 2/1/2033	144,139	142,569
3.50%, 4/1/2033	44,090	43,527
3.50%, 11/1/2034	349,101	343,089
3.50%, 12/1/2035	10,915	10,682
3.50%, 1/1/2037	87,273	85,061
3.50%, 2/1/2037	118,648	115,620
3.50%, 7/1/2037	50,549	49,153
3.50%, 4/1/2038	110,920	107,394
3.50%, 2/1/2041	39,774	38,206
3.50%, 10/1/2044	8,932	8,461
3.50%, 1/1/2045	23,847	22,591
Security Description	Principal Amount	Value
3.50%, 2/1/2045	$1,088,028	$1,036,599
3.50%, 5/1/2045	9,988	9,422
3.50%, 8/1/2045	33,081	31,294
3.50%, 11/1/2045	11,501	10,850
3.50%, 12/1/2045	178,125	168,047
3.50%, 1/1/2046	120,777	113,943
3.50%, 2/1/2046	152,762	144,118
3.50%, 4/1/2046	84,578	79,751
3.50%, 5/1/2046	127,262	119,998
3.50%, 6/1/2046	31,527	29,728
3.50%, 7/1/2046	96,536	91,025
3.50%, 8/1/2046	978,160	930,892
3.50%, 1/1/2047	149,040	140,532
3.50%, 2/1/2047	678,790	638,239
3.50%, 3/1/2047	142,210	134,092
3.50%, 4/1/2047	287,172	269,574
3.50%, 5/1/2047	1,089,824	1,027,709
3.50%, 6/1/2047	111,501	104,669
3.50%, 7/1/2047	1,443,596	1,375,360
3.50%, 9/1/2047	104,263	97,874
3.50%, 10/1/2047	931,787	874,688
3.50%, 11/1/2047	27,415	25,735
3.50%, 12/1/2047	2,455,479	2,324,466
3.50%, 1/1/2048	58,574	54,985
3.50%, 2/1/2048	94,373	88,863
3.50%, 6/1/2048	156,677	146,873
3.50%, 10/1/2048	498,799	468,233
3.50%, 11/1/2048	948,970	892,934
3.50%, 3/1/2049	1,109,756	1,041,751
3.50%, 5/1/2049	980,985	916,463
3.50%, 6/1/2049	2,610,962	2,450,965
3.50%, 7/1/2049	144,059	134,584
3.50%, 8/1/2049	406,219	379,501
3.50%, 2/1/2050	2,860,064	2,686,046
3.50%, 6/1/2050	232,046	216,903
3.50%, 8/1/2050	2,251,870	2,124,454
3.50%, 1/1/2051	3,869,603	3,615,087
3.50%, 7/1/2051	611,483	571,263
3.50%, 9/1/2051	3,332,396	3,114,285
3.50%, 12/1/2051	263,610	244,951
3.50%, 5/1/2052	2,722,929	2,529,219
3.50%, 6/1/2052	4,035,277	3,739,237
3.50%, 7/1/2052	1,904,374	1,769,571
3.50%, 9/1/2052	2,937,164	2,746,637
3.50%, 2/1/2053	1,979,296	1,846,776
4.00%, 3/1/2031	15,987	15,935
4.00%, 10/1/2033	28,309	28,298
4.00%, 10/1/2037	304,668	301,735
4.00%, 1/1/2038	946,032	938,427
4.00%, 1/1/2039	34,781	34,329
4.00%, 2/1/2039	29,923	29,540
4.00%, 12/1/2040	17,012	16,682
4.00%, 11/1/2042	1,368,040	1,346,456
4.00%, 2/1/2043	91,955	90,171
4.00%, 10/1/2043	198,012	193,814

See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.00%, 11/1/2043	$63,711	$62,253
4.00%, 12/1/2043	62,999	61,557
4.00%, 10/1/2044	11,068	10,733
4.00%, 1/1/2045	201,574	196,978
4.00%, 3/1/2045	11,435	11,095
4.00%, 5/1/2045	570,905	553,658
4.00%, 7/1/2045	10,898	10,575
4.00%, 9/1/2045	44,136	42,823
4.00%, 12/1/2045	18,854	18,294
4.00%, 2/1/2046	1,016,320	996,670
4.00%, 4/1/2046	37,812	36,512
4.00%, 7/1/2046	62,307	60,162
4.00%, 10/1/2046	1,056,642	1,035,138
4.00%, 11/1/2046	563,626	548,572
4.00%, 12/1/2046	140,086	135,268
4.00%, 4/1/2047	217,417	209,999
4.00%, 7/1/2047	1,145,506	1,106,408
4.00%, 8/1/2047	99,522	96,125
4.00%, 9/1/2047	101,809	98,334
4.00%, 12/1/2047	140,711	135,908
4.00%, 2/1/2048	309,420	298,859
4.00%, 6/1/2048	238,819	230,002
4.00%, 7/1/2048	94,161	90,685
4.00%, 9/1/2048	541,845	521,842
4.00%, 11/1/2048	993,190	956,524
4.00%, 1/1/2049	603,563	584,122
4.00%, 6/1/2049	472,078	455,966
4.00%, 7/1/2049	339,884	326,487
4.00%, 8/1/2049	600,085	577,931
4.00%, 9/1/2049	123,077	118,226
4.00%, 2/1/2050	385,296	370,109
4.00%, 7/1/2050	1,063,194	1,023,944
4.00%, 3/1/2051	1,717,745	1,650,038
4.00%, 5/1/2051	2,882,185	2,775,783
4.00%, 7/1/2052	894,530	857,695
4.00%, 8/1/2052	2,014,725	1,928,600
4.00%, 10/1/2052	4,222,389	4,028,143
4.00%, 5/1/2053	4,855,053	4,626,334
4.00%, 10/1/2053	3,161,649	3,039,031
4.00%, 11/1/2054	5,100,400	4,839,094
4.00%, 7/1/2055	3,921,435	3,720,428
4.50%, 5/1/2038	704,215	707,223
4.50%, 9/1/2039	118,993	119,488
4.50%, 12/1/2040	12,029	12,098
4.50%, 1/1/2042	21,595	21,626
4.50%, 9/1/2043	37,257	37,400
4.50%, 11/1/2043	4,181	4,199
4.50%, 5/1/2044	57,256	57,044
4.50%, 6/1/2044	14,824	14,769
4.50%, 2/1/2046	68,536	68,927
4.50%, 3/1/2046	228,426	228,024
4.50%, 5/1/2046	174,745	175,471
4.50%, 7/1/2046	59,082	58,790
4.50%, 11/1/2047	196,311	194,917
4.50%, 4/1/2048	83,017	82,398
Security Description	Principal Amount	Value
4.50%, 7/1/2048	$374,055	$371,270
4.50%, 8/1/2048	243,787	241,972
4.50%, 12/1/2048	94,919	94,212
4.50%, 1/1/2049	31,715	31,478
4.50%, 4/1/2049	47,953	47,558
4.50%, 3/1/2050	335,827	333,066
4.50%, 7/1/2052	1,071,884	1,052,703
4.50%, 8/1/2052	10,548,272	10,351,096
4.50%, 2/1/2053	683,524	670,217
4.50%, 3/1/2053	1,589,318	1,561,240
4.50%, 8/1/2053	1,922,415	1,892,557
4.50%, 3/1/2054	6,997,402	6,855,537
4.50%, 11/1/2054	2,882,828	2,817,079
4.50%, 1/1/2055	3,430,608	3,352,365
5.00%, 1/1/2039	176,892	181,017
5.00%, 6/1/2040	55,748	57,034
5.00%, 7/1/2041	12,350	12,636
5.00%, 5/1/2042	15,621	15,982
5.00%, 11/1/2044	173,566	177,508
5.00%, 1/1/2045	9,276	9,479
5.00%, 6/1/2048	108,114	109,543
5.00%, 9/1/2048	119,737	121,581
5.00%, 3/1/2050	168,873	171,610
5.00%, 9/1/2052	1,280,791	1,285,676
5.00%, 10/1/2052	430,696	431,668
5.00%, 6/1/2053	3,707,744	3,714,787
5.00%, 10/1/2053	1,326,045	1,327,219
5.00%, 11/1/2054	1,916,601	1,912,736
5.00%, 11/1/2055	1,493,965	1,490,481
5.50%, 2/1/2037	8,531	8,887
5.50%, 4/1/2038	39,679	41,337
5.50%, 9/1/2040	1,318,395	1,352,255
5.50%, 9/1/2041	20,465	21,321
5.50%, 5/1/2044	225,729	235,329
5.50%, 12/1/2052	434,555	446,977
5.50%, 2/1/2053	1,887,443	1,927,141
5.50%, 5/1/2053	2,624,897	2,667,801
5.50%, 9/1/2053	3,886,982	3,951,999
5.50%, 10/1/2053	2,851,957	2,899,876
5.50%, 8/1/2054	1,704,772	1,730,034
5.50%, 12/1/2054	2,197,661	2,229,554
5.50%, 2/1/2055	7,733,052	7,844,788
5.63%, 7/15/2037	80,000	88,110
6.00%, 2/1/2053	2,514,546	2,592,144
6.00%, 5/1/2053	1,010,248	1,038,467
6.00%, 7/1/2053	828,197	859,894
6.00%, 8/1/2053	1,209,237	1,243,216
6.00%, 5/1/2054	3,290,008	3,376,253
6.00%, 8/1/2054	4,255,219	4,366,254
6.00%, 9/1/2054	6,149,515	6,315,213
6.00%, 11/1/2054	4,756,124	4,941,778
6.00%, 3/1/2055	4,853,425	5,057,561
6.00%, 7/1/2055	7,382,385	7,577,762
6.50%, 7/1/2053	725,930	753,994
6.50%, 10/1/2053	1,207,185	1,253,853

See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
6.50%, 12/1/2053	$1,500,353	$1,558,355
6.50%, 6/1/2054	1,774,607	1,842,827
6.50%, 8/1/2054	6,270,772	6,563,766
6.50%, 9/1/2054	1,852,397	1,923,607
6.63%, 11/15/2030	365,000	411,579
7.00%, 11/1/2053	715,252	751,261
7.25%, 5/15/2030	75,000	85,636
2.00%, 10/1/2051	9,738,344	7,940,833
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (b)	200,498	198,418
Series 2017-M13, Class A2, 2.94%, 9/25/2027 (b)	218,574	215,519
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (b)	191,816	188,746
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (b)	706,704	702,140
Series 2020-M14, Class A2, 1.78%, 5/25/2030	452,186	414,476
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	178,048
Series 2020-M8, Class A2, 1.82%, 2/25/2030	131,981	121,777
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (b)	725,000	635,382
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (b)	300,000	263,424
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (b)	1,000,000	1,026,408
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (b)	272,000	245,051
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (b)	328,294	292,737
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (b)	550,000	471,621
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (b)	61,250	54,271
Series 2021-M4, Class A2, VRN, 1.47%, 2/25/2031 (b)	280,000	247,677
Series 2025-M1, Class 2A2, VRN, 4.80%, 1/25/2032 (b)	994,376	1,023,391
FREMF Mortgage Trust:
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (b)	300,000	302,307
Series K759, Class A2, VRN, 4.80%, 1/25/2032 (b)	1,000,000	1,030,278
Security Description	Principal Amount	Value
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (b)	$800,000	$813,837
Government National Mortgage Association:
2.00%, 9/20/2050	540,833	448,518
2.00%, 12/20/2050	10,561,987	8,756,706
2.00%, 1/20/2051	3,957,074	3,280,415
2.00%, 2/20/2051	2,957,575	2,451,218
2.00%, 4/20/2051	3,123,497	2,588,609
2.00%, 5/20/2051	1,664,507	1,379,433
2.00%, 6/20/2051	4,752,684	3,938,615
2.00%, 8/20/2051	2,862,600	2,372,163
2.00%, 9/20/2051	5,428,365	4,498,238
2.00%, 12/20/2051	3,003,258	2,488,484
2.00%, 1/20/2052	5,251,317	4,351,111
2.00%, 3/20/2052	4,262,229	3,530,894
2.00%, 4/20/2052	2,336,829	1,935,865
2.00%, 5/20/2052	3,027,844	2,508,311
2.50%, 12/20/2046	2,597,924	2,281,085
2.50%, 4/20/2050	2,900,390	2,510,042
2.50%, 8/20/2050	2,624,269	2,270,270
2.50%, 9/20/2050	1,863,898	1,612,324
2.50%, 10/20/2050	1,550,256	1,340,895
2.50%, 11/20/2050	2,851,820	2,466,463
2.50%, 12/20/2050	1,207,379	1,042,973
2.50%, 1/20/2051	2,954,898	2,553,173
2.50%, 4/20/2051	1,752,458	1,513,723
2.50%, 7/20/2051	5,372,714	4,640,049
2.50%, 8/20/2051	2,689,889	2,322,950
2.50%, 9/20/2051	15,453,781	13,344,947
2.50%, 10/20/2051	2,137,035	1,845,315
2.50%, 1/20/2052	2,533,304	2,187,254
2.50%, 3/20/2052	762,287	658,071
2.50%, 4/20/2052	812,378	701,314
2.50%, 5/20/2052	4,107,870	3,546,267
3.00%, 1/20/2043	173,887	161,008
3.00%, 5/20/2043	85,910	79,534
3.00%, 12/20/2044	13,050	12,011
3.00%, 3/20/2045	6,571	6,000
3.00%, 4/20/2045	20,263	18,504
3.00%, 6/20/2045	311,644	284,595
3.00%, 7/20/2045	20,640	18,849
3.00%, 8/20/2045	20,605	18,816
3.00%, 2/20/2046	592,263	548,309
3.00%, 3/20/2046	182,596	166,435
3.00%, 4/20/2046	1,025,806	935,016
3.00%, 5/20/2046	30,224	27,549
3.00%, 7/20/2046	19,341	17,630
3.00%, 8/20/2046	62,942	57,371
3.00%, 9/20/2046	44,556	40,612
3.00%, 10/20/2046	1,225,567	1,118,110
3.00%, 11/20/2046	83,041	75,691
3.00%, 12/20/2046	332,465	303,040
3.00%, 2/20/2047	174,099	158,917

See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
3.00%, 4/20/2047	$246,062	$224,099
3.00%, 6/20/2047	74,482	67,978
3.00%, 7/20/2047	139,066	126,653
3.00%, 8/20/2047	69,313	63,127
3.00%, 10/20/2047	101,847	92,834
3.00%, 1/20/2048	385,528	351,117
3.00%, 2/20/2048	226,918	206,664
3.00%, 3/20/2048	381,117	347,100
3.00%, 11/20/2049	619,622	559,680
3.00%, 12/20/2049	1,774,318	1,602,671
3.00%, 2/20/2050	1,274,588	1,150,457
3.00%, 3/20/2050	2,840,167	2,563,736
3.00%, 6/20/2050	1,048,461	946,050
3.00%, 7/20/2050	1,299,399	1,172,326
3.00%, 12/20/2050	1,549,540	1,397,466
3.00%, 5/20/2051	1,952,603	1,758,720
3.00%, 8/20/2051	3,184,473	2,867,532
3.00%, 9/20/2051	2,685,112	2,417,664
3.00%, 12/20/2051	2,167,010	1,950,663
3.00%, 3/20/2052	1,927,936	1,735,080
3.00%, 4/20/2052	6,946,976	6,252,052
3.00%, 5/20/2052	1,380,428	1,242,340
3.00%, 6/20/2052	1,035,425	931,849
3.50%, 10/20/2042	134,776	126,888
3.50%, 1/20/2043	585,415	551,153
3.50%, 5/20/2043	20,875	19,658
3.50%, 9/20/2043	13,571	12,780
3.50%, 11/20/2043	112,959	106,374
3.50%, 6/20/2044	507,670	477,352
3.50%, 10/20/2044	11,545	10,855
3.50%, 12/20/2044	7,529	7,080
3.50%, 3/20/2045	6,648	6,211
3.50%, 4/20/2045	22,058	20,604
3.50%, 6/20/2045	294,870	275,478
3.50%, 10/20/2045	580,667	542,481
3.50%, 1/20/2046	2,026,047	1,892,810
3.50%, 3/20/2046	46,303	43,258
3.50%, 4/20/2046	24,852	23,186
3.50%, 5/20/2046	24,923	23,252
3.50%, 6/20/2046	382,042	356,432
3.50%, 7/20/2046	60,097	56,068
3.50%, 10/20/2046	123,877	115,573
3.50%, 11/20/2046	426,040	397,480
3.50%, 12/20/2046	279,135	260,423
3.50%, 5/20/2047	183,391	171,111
3.50%, 6/20/2047	123,977	115,675
3.50%, 7/20/2047	96,375	89,922
3.50%, 8/20/2047	154,862	144,492
3.50%, 9/20/2047	62,001	57,849
3.50%, 10/20/2047	60,458	56,410
3.50%, 11/20/2047	765,767	714,491
3.50%, 12/20/2047	3,503,092	3,268,526
3.50%, 6/20/2048	89,695	83,689
3.50%, 8/20/2048	64,547	60,097
3.50%, 8/20/2049	227,857	211,406
Security Description	Principal Amount	Value
3.50%, 9/20/2049	$670,409	$622,005
3.50%, 12/20/2049	137,097	127,198
3.50%, 2/20/2050	226,679	210,313
3.50%, 7/20/2050	320,697	297,543
3.50%, 10/20/2050	1,258,551	1,167,683
3.50%, 6/20/2052	2,784,811	2,573,379
3.50%, 7/20/2052	577,247	533,376
3.50%, 10/20/2052	3,114,001	2,876,611
3.50%, 12/20/2052	2,142,517	1,979,685
3.50%, 6/20/2053	860,160	797,960
3.50%, 12/20/2054	2,952,502	2,687,974
3.50%, 9/20/2055	3,836,646	3,491,182
4.00%, 4/15/2040	15,248	14,852
4.00%, 2/20/2042	6,310	6,145
4.00%, 7/20/2042	4,528	4,410
4.00%, 7/15/2044	14,262	13,798
4.00%, 8/20/2044	8,215	7,951
4.00%, 10/20/2044	72,953	70,612
4.00%, 5/15/2045	7,038	6,802
4.00%, 6/15/2045	19,163	18,521
4.00%, 8/20/2045	7,149	6,918
4.00%, 11/20/2045	89,909	86,999
4.00%, 2/20/2046	70,099	67,830
4.00%, 5/20/2046	71,784	69,461
4.00%, 6/20/2046	49,017	47,278
4.00%, 1/20/2047	143,464	138,374
4.00%, 3/20/2047	58,819	56,732
4.00%, 4/20/2047	109,942	105,822
4.00%, 5/20/2047	75,449	72,621
4.00%, 7/20/2047	74,527	71,734
4.00%, 8/20/2047	33,397	32,145
4.00%, 1/20/2048	52,097	50,144
4.00%, 5/20/2048	913,169	878,936
4.00%, 6/20/2048	1,344,482	1,294,080
4.00%, 8/20/2048	280,320	269,812
4.00%, 10/20/2048	117,649	113,238
4.00%, 11/20/2048	94,478	90,937
4.00%, 4/20/2049	80,021	76,780
4.00%, 6/20/2049	176,674	169,519
4.00%, 7/20/2049	97,405	93,460
4.00%, 1/20/2050	147,456	141,484
4.00%, 3/20/2050	274,278	263,170
4.00%, 9/20/2052	2,739,295	2,612,154
4.00%, 10/20/2052	3,002,457	2,863,101
4.00%, 11/20/2052	3,390,962	3,233,574
4.00%, 4/20/2053	831,950	793,662
4.00%, 12/20/2054	4,017,804	3,793,717
4.00%, 5/20/2055	1,493,844	1,410,350
4.50%, 1/20/2044	40,763	40,642
4.50%, 11/20/2044	10,966	10,927
4.50%, 12/20/2044	9,354	9,321
4.50%, 4/20/2046	47,312	47,146
4.50%, 6/20/2046	33,036	32,938
4.50%, 7/20/2046	42,737	42,587
4.50%, 4/20/2047	116,605	116,023

See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.50%, 8/20/2047	$34,839	$34,666
4.50%, 11/20/2047	310,496	308,138
4.50%, 12/20/2047	19,162	19,017
4.50%, 11/20/2048	107,174	106,193
4.50%, 7/20/2049	111,156	110,138
4.50%, 10/20/2052	1,235,485	1,212,893
4.50%, 12/20/2052	2,375,796	2,331,985
4.50%, 1/20/2053	1,922,935	1,887,178
4.50%, 3/20/2053	2,774,438	2,722,418
4.50%, 6/20/2053	851,484	834,134
4.50%, 7/20/2053	2,883,621	2,824,194
4.50%, 2/20/2054	927,954	907,538
4.50%, 10/20/2054	4,727,848	4,611,373
4.50%, 2/20/2055	2,458,369	2,396,660
4.50%, 5/20/2055	1,996,305	1,945,602
5.00%, 6/15/2040	7,115	7,286
5.00%, 10/15/2041	42,620	43,652
5.00%, 3/20/2044	17,240	17,654
5.00%, 12/20/2045	65,754	67,333
5.00%, 1/20/2048	75,035	76,494
5.00%, 5/20/2048	56,124	56,902
5.00%, 9/20/2048	96,580	97,842
5.00%, 3/20/2050	113,020	115,217
5.00%, 11/20/2052	1,212,113	1,217,157
5.00%, 1/20/2053	783,926	787,087
5.00%, 4/20/2053	860,324	862,788
5.00%, 5/20/2053	2,022,489	2,029,793
5.00%, 7/20/2053	3,904,363	3,918,408
5.00%, 5/20/2054	1,358,660	1,357,968
5.00%, 7/20/2054	1,484,209	1,483,781
5.00%, 1/20/2055	9,176,403	9,158,110
5.00%, 5/20/2055	1,974,310	1,970,393
5.00%, 6/20/2055	2,470,804	2,465,902
5.50%, 10/20/2043	13,022	13,552
5.50%, 5/20/2045	169,725	177,004
5.50%, 5/20/2053	2,464,677	2,505,046
5.50%, 7/20/2053	886,779	901,085
5.50%, 8/20/2053	1,862,916	1,892,738
5.50%, 2/20/2054	3,775,458	3,833,567
5.50%, 5/20/2054	2,484,446	2,514,164
5.50%, 8/20/2054	1,621,813	1,640,620
5.50%, 9/20/2054	5,874,544	5,937,566
5.50%, 12/20/2054	3,967,084	4,010,066
5.50%, 2/20/2055	3,481,408	3,516,873
5.50%, 3/20/2055	4,715,851	4,764,797
5.50%, 6/20/2055	6,356,088	6,425,728
6.00%, 12/20/2052	580,420	597,280
6.00%, 8/20/2053	576,446	590,877
6.00%, 9/20/2053	733,217	751,572
6.00%, 2/20/2054	5,047,014	5,173,357
6.00%, 6/20/2054	660,341	674,577
6.00%, 9/20/2054	3,975,715	4,061,422
6.00%, 2/20/2055	2,927,250	2,983,816
6.00%, 3/20/2055	5,746,086	5,861,295
6.00%, 6/20/2055	998,550	1,017,942
Security Description	Principal Amount	Value
6.50%, 1/20/2054	$1,023,213	$1,067,265
6.50%, 6/20/2054	2,120,633	2,194,453
6.50%, 8/20/2054	782,705	809,916
6.50%, 3/20/2055	2,351,937	2,432,342
Government National Mortgage Association, TBA:
2.00%, 1/20/2055 (d)	3,250,000	2,690,922
2.50%, 1/20/2055 (d)	4,500,000	3,882,600
3.00%, 1/20/2055 (d)	5,050,000	4,542,031
3.50%, 1/20/2055 (d)	4,600,000	4,185,098
4.00%, 1/20/2055 (d)	3,500,000	3,303,335
4.50%, 1/20/2056 (d)	4,800,000	4,675,762
5.00%, 1/20/2055 (d)	13,125,000	13,088,696
5.50%, 1/20/2055 (d)	6,575,000	6,636,805
6.00%, 1/20/2055 (d)	4,550,000	4,635,631
6.50%, 1/20/2055 (d)	5,000,000	5,166,950
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	65,683
3.50%, 12/15/2042	525,000	438,459
3.88%, 3/15/2028	412,000	415,033
4.25%, 9/15/2065	350,000	287,246
4.38%, 8/1/2034	180,000	181,721
4.88%, 5/15/2035	1,335,000	1,382,244
5.25%, 9/15/2039	150,000	158,757
5.25%, 2/1/2055	350,000	347,655
Series A, 2.88%, 2/1/2027 (a)	150,000	148,795
Uniform Mortgage-Backed Security, TBA:
2.00%, 1/1/2040 (d)	5,150,000	4,768,565
2.00%, 1/1/2055 (d)	12,200,000	9,866,299
2.50%, 1/1/2041 (d)	3,225,000	3,051,085
2.50%, 1/1/2055 (d)	8,500,000	7,189,759
3.00%, 1/1/2056 (d)	8,050,000	7,119,557
3.50%, 2/1/2056 (d)	4,900,000	4,514,767
4.00%, 1/1/2056 (d)	3,750,000	3,556,841
4.50%, 1/1/2040 (d)	2,750,000	2,752,502
4.50%, 1/1/2055 (d)	5,875,000	5,733,330
5.00%, 1/1/2040 (d)	3,500,000	3,545,920
5.00%, 1/1/2055 (d)	11,000,000	10,970,586
5.50%, 1/1/2040 (d)	1,975,000	2,024,928
5.50%, 1/1/2055 (d)	18,325,000	18,579,717
6.00%, 1/1/2055 (d)	12,425,000	12,753,890
6.50%, 1/1/2055 (d)	6,200,000	6,443,908
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,529,565,526)		1,484,486,465
U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,811,086
1.13%, 8/15/2040	8,500,000	5,345,703
1.25%, 5/15/2050	7,750,000	3,716,367
1.38%, 11/15/2040	11,250,000	7,312,500
1.38%, 8/15/2050	10,350,000	5,100,609

See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
1.63%, 11/15/2050	$4,000,000	$2,104,375
1.75%, 8/15/2041	20,000,000	13,515,625
1.88%, 2/15/2041	11,850,000	8,287,594
1.88%, 2/15/2051	10,500,000	5,878,359
1.88%, 11/15/2051	8,250,000	4,569,727
2.00%, 11/15/2041	14,750,000	10,308,867
2.00%, 2/15/2050	8,300,000	4,874,953
2.00%, 8/15/2051	9,750,000	5,597,109
2.25%, 5/15/2041	5,000,000	3,682,031
2.25%, 8/15/2046	3,425,000	2,256,219
2.25%, 8/15/2049	9,000,000	5,655,938
2.25%, 2/15/2052	8,650,000	5,258,930
2.38%, 2/15/2042	11,250,000	8,291,602
2.38%, 11/15/2049	2,500,000	1,608,594
2.38%, 5/15/2051	5,900,000	3,725,297
2.50%, 2/15/2045	3,340,000	2,367,747
2.50%, 2/15/2046	3,400,000	2,369,906
2.50%, 5/15/2046	1,850,000	1,284,883
2.75%, 8/15/2042	900,000	695,391
2.75%, 11/15/2042	1,500,000	1,153,828
2.75%, 8/15/2047	1,700,000	1,216,031
2.75%, 11/15/2047	3,400,000	2,424,094
2.88%, 5/15/2043	1,850,000	1,437,508
2.88%, 8/15/2045	4,480,000	3,364,900
2.88%, 11/15/2046 (a)	2,500,000	1,848,047
2.88%, 5/15/2049	2,450,000	1,760,938
2.88%, 5/15/2052	5,750,000	4,025,898
3.00%, 5/15/2042	325,000	261,777
3.00%, 11/15/2044	3,075,000	2,381,684
3.00%, 5/15/2045	1,875,000	1,444,922
3.00%, 11/15/2045	1,900,000	1,453,203
3.00%, 2/15/2047	2,200,000	1,658,250
3.00%, 5/15/2047	3,300,000	2,480,672
3.00%, 2/15/2048	3,200,000	2,384,500
3.00%, 8/15/2048	2,950,000	2,188,070
3.00%, 2/15/2049	10,150,000	7,490,383
3.00%, 8/15/2052	5,600,000	4,018,000
3.13%, 11/15/2041	350,000	289,680
3.13%, 2/15/2042	725,000	596,879
3.13%, 2/15/2043	1,075,000	870,582
3.13%, 8/15/2044	5,500,000	4,359,609
3.13%, 5/15/2048	2,375,000	1,806,855
3.25%, 5/15/2042	8,500,000	7,100,156
3.38%, 8/15/2042 (a)	8,000,000	6,768,750
3.38%, 5/15/2044	1,900,000	1,570,172
3.38%, 11/15/2048	5,600,000	4,437,125
3.50%, 2/15/2039	1,000,000	911,875
3.63%, 8/15/2043	1,600,000	1,382,750
3.63%, 2/15/2044	2,725,000	2,342,223
3.63%, 2/15/2053	9,500,000	7,705,391
3.63%, 5/15/2053	9,250,000	7,495,391
3.75%, 8/15/2041	2,000,000	1,804,688
3.75%, 11/15/2043	1,425,000	1,250,215
3.88%, 8/15/2040	750,000	695,156
3.88%, 2/15/2043	12,500,000	11,263,672
Security Description	Principal Amount	Value
3.88%, 5/15/2043	$13,500,000	$12,126,797
4.00%, 11/15/2042	19,500,000	17,897,344
4.00%, 11/15/2052 (a)	9,250,000	8,035,937
4.13%, 8/15/2044	6,750,000	6,204,727
4.13%, 8/15/2053	13,250,000	11,751,094
4.25%, 5/15/2039	1,500,000	1,470,234
4.25%, 11/15/2040	1,500,000	1,448,906
4.25%, 2/15/2054	12,000,000	10,869,375
4.25%, 8/15/2054	11,500,000	10,420,078
4.38%, 2/15/2038	650,000	655,992
4.38%, 11/15/2039	1,250,000	1,233,984
4.38%, 5/15/2040	575,000	565,836
4.38%, 5/15/2041	300,000	292,547
4.38%, 8/15/2043	6,750,000	6,455,742
4.50%, 2/15/2036	1,500,000	1,548,047
4.50%, 5/15/2038	200,000	204,063
4.50%, 8/15/2039	650,000	651,625
4.50%, 2/15/2044	11,500,000	11,142,422
4.50%, 11/15/2054	17,250,000	16,303,945
4.63%, 2/15/2040	5,400,000	5,463,281
4.63%, 5/15/2044	12,000,000	11,799,375
4.63%, 11/15/2044	15,000,000	14,718,750
4.63%, 11/15/2045	14,000,000	13,698,125
4.63%, 5/15/2054	11,750,000	11,336,914
4.63%, 2/15/2055	16,500,000	15,927,656
4.63%, 11/15/2055	14,000,000	13,516,562
4.75%, 2/15/2037	350,000	366,680
4.75%, 2/15/2041	650,000	662,391
4.75%, 11/15/2043	9,000,000	9,012,656
4.75%, 2/15/2045	20,500,000	20,419,922
4.75%, 11/15/2053	14,125,000	13,888,848
4.75%, 5/15/2055	24,500,000	24,128,672
4.75%, 8/15/2055	18,500,000	18,228,281
4.88%, 8/15/2045	18,000,000	18,199,687
5.00%, 5/15/2037	300,000	321,188
5.00%, 5/15/2045	25,500,000	26,213,203
5.25%, 11/15/2028	450,000	469,863
6.25%, 5/15/2030	5,000,000	5,505,078
U.S. Treasury Notes:
0.38%, 7/31/2027	2,000,000	1,905,078
0.38%, 9/30/2027	6,000,000	5,686,875
0.50%, 4/30/2027	3,000,000	2,884,570
0.50%, 5/31/2027	2,500,000	2,397,754
0.50%, 6/30/2027	4,500,000	4,305,762
0.50%, 8/31/2027	4,000,000	3,808,750
0.50%, 10/31/2027	9,750,000	9,238,506
0.63%, 11/30/2027	9,550,000	9,050,117
0.63%, 12/31/2027	6,000,000	5,672,109
0.63%, 5/15/2030 (a)	10,900,000	9,566,453
0.63%, 8/15/2030	23,750,000	20,668,067
0.75%, 1/31/2028	6,500,000	6,145,547
0.88%, 11/15/2030	20,500,000	17,921,484
1.00%, 7/31/2028	7,000,000	6,567,969
1.13%, 2/28/2027	1,250,000	1,216,260
1.13%, 2/29/2028	9,500,000	9,035,391

See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
1.13%, 8/31/2028 (a)	$20,000,000	$18,787,500
1.13%, 2/15/2031	22,000,000	19,370,312
1.25%, 3/31/2028	6,000,000	5,710,781
1.25%, 4/30/2028	14,000,000	13,300,000
1.25%, 5/31/2028	5,500,000	5,214,688
1.25%, 6/30/2028	11,000,000	10,410,469
1.25%, 9/30/2028	14,000,000	13,169,844
1.25%, 8/15/2031	18,500,000	16,121,016
1.38%, 10/31/2028	15,500,000	14,602,695
1.38%, 12/31/2028	13,500,000	12,673,125
1.38%, 11/15/2031 (a)	11,000,000	9,583,750
1.50%, 1/31/2027	16,050,000	15,707,684
1.50%, 11/30/2028	20,000,000	18,875,000
1.50%, 2/15/2030	12,850,000	11,802,926
1.63%, 8/15/2029	7,250,000	6,768,555
1.63%, 5/15/2031	16,250,000	14,560,254
1.75%, 1/31/2029	5,000,000	4,737,500
1.75%, 11/15/2029 (a)	3,000,000	2,801,719
1.88%, 2/28/2027	9,000,000	8,833,008
1.88%, 2/28/2029	10,750,000	10,209,981
1.88%, 2/15/2032	8,500,000	7,583,594
2.25%, 2/15/2027	8,000,000	7,888,125
2.25%, 8/15/2027	2,000,000	1,961,094
2.25%, 11/15/2027	4,750,000	4,644,424
2.38%, 5/15/2027	7,900,000	7,779,957
2.38%, 3/31/2029	3,750,000	3,613,184
2.38%, 5/15/2029	9,350,000	8,991,340
2.50%, 3/31/2027	7,500,000	7,407,715
2.63%, 5/31/2027	6,000,000	5,927,813
2.63%, 2/15/2029	14,450,000	14,049,238
2.63%, 7/31/2029	4,000,000	3,869,063
2.75%, 4/30/2027	5,000,000	4,951,172
2.75%, 7/31/2027	5,500,000	5,437,910
2.75%, 2/15/2028	10,250,000	10,095,449
2.75%, 5/31/2029	4,000,000	3,892,813
2.75%, 8/15/2032	15,500,000	14,453,750
2.88%, 5/15/2028	14,000,000	13,800,937
2.88%, 8/15/2028	13,750,000	13,529,785
2.88%, 4/30/2029	5,250,000	5,133,926
2.88%, 5/15/2032	16,500,000	15,561,562
3.13%, 8/31/2027	10,000,000	9,942,187
3.13%, 11/15/2028	15,500,000	15,325,625
3.13%, 8/31/2029	8,000,000	7,865,000
3.25%, 6/30/2027	8,500,000	8,470,781
3.25%, 6/30/2029	8,000,000	7,909,375
3.38%, 9/15/2027 (a)	19,500,000	19,464,961
3.38%, 11/30/2027	15,000,000	14,971,289
3.38%, 12/31/2027	15,000,000	14,970,703
3.38%, 9/15/2028	15,000,000	14,940,234
3.38%, 5/15/2033	14,500,000	13,947,187
3.50%, 9/30/2027	15,000,000	15,004,102
3.50%, 10/31/2027	14,000,000	14,003,828
3.50%, 1/31/2028	5,000,000	5,000,781
3.50%, 4/30/2028	5,250,000	5,249,180
3.50%, 10/15/2028 (a)	13,000,000	12,987,812
Security Description	Principal Amount	Value
3.50%, 11/15/2028	$15,000,000	$14,983,594
3.50%, 12/15/2028	13,500,000	13,485,234
3.50%, 9/30/2029	15,000,000	14,933,203
3.50%, 1/31/2030	8,500,000	8,452,187
3.50%, 4/30/2030	4,000,000	3,971,563
3.50%, 11/30/2030	17,500,000	17,329,102
3.50%, 2/15/2033	11,500,000	11,180,156
3.63%, 8/31/2027	20,000,000	20,043,750
3.63%, 3/31/2028	7,500,000	7,520,508
3.63%, 5/31/2028	6,200,000	6,216,469
3.63%, 8/15/2028	15,000,000	15,038,672
3.63%, 8/31/2029	11,500,000	11,500,000
3.63%, 3/31/2030	9,000,000	8,983,828
3.63%, 8/31/2030	17,000,000	16,941,562
3.63%, 9/30/2030	18,000,000	17,933,906
3.63%, 10/31/2030	15,000,000	14,940,234
3.63%, 12/31/2030	18,000,000	17,917,031
3.63%, 9/30/2031	7,000,000	6,932,188
3.75%, 4/30/2027	18,000,000	18,056,250
3.75%, 6/30/2027	25,000,000	25,095,703
3.75%, 8/15/2027	10,000,000	10,042,187
3.75%, 4/15/2028	12,500,000	12,565,430
3.75%, 5/15/2028	13,000,000	13,071,094
3.75%, 12/31/2028	10,000,000	10,057,031
3.75%, 5/31/2030	6,500,000	6,516,758
3.75%, 6/30/2030	10,000,000	10,025,781
3.75%, 12/31/2030	6,000,000	6,004,688
3.75%, 8/31/2031	6,500,000	6,480,195
3.75%, 10/31/2032	13,000,000	12,863,906
3.88%, 3/31/2027	19,000,000	19,082,383
3.88%, 5/31/2027	16,000,000	16,081,875
3.88%, 7/31/2027	16,500,000	16,596,680
3.88%, 10/15/2027	9,500,000	9,564,199
3.88%, 11/30/2027	3,500,000	3,524,883
3.88%, 12/31/2027	11,000,000	11,082,500
3.88%, 3/15/2028	12,500,000	12,600,586
3.88%, 6/15/2028	20,000,000	20,170,313
3.88%, 7/15/2028	12,500,000	12,606,445
3.88%, 9/30/2029	6,500,000	6,555,352
3.88%, 11/30/2029	3,500,000	3,529,258
3.88%, 12/31/2029	6,500,000	6,555,352
3.88%, 4/30/2030 (a)	17,000,000	17,135,469
3.88%, 6/30/2030 (a)	20,000,000	20,153,125
3.88%, 7/31/2030 (a)	17,000,000	17,127,500
3.88%, 8/31/2032	15,000,000	14,967,187
3.88%, 9/30/2032	11,000,000	10,972,500
3.88%, 12/31/2032	12,000,000	11,953,126
3.88%, 8/15/2033	13,250,000	13,148,555
3.88%, 8/15/2034	23,000,000	22,658,594
4.00%, 1/15/2027	14,000,000	14,067,266
4.00%, 12/15/2027	12,500,000	12,622,070
4.00%, 2/29/2028	5,000,000	5,051,953
4.00%, 6/30/2028	7,000,000	7,081,484
4.00%, 1/31/2029	9,500,000	9,621,719
4.00%, 7/31/2029	14,000,000	14,182,656

See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
4.00%, 10/31/2029	$5,000,000	$5,066,016
4.00%, 2/28/2030 (a)	12,000,000	12,153,750
4.00%, 3/31/2030	15,000,000	15,193,359
4.00%, 5/31/2030	18,750,000	18,990,234
4.00%, 7/31/2030	5,000,000	5,064,063
4.00%, 1/31/2031	8,000,000	8,094,375
4.00%, 4/30/2032	8,000,000	8,055,000
4.00%, 6/30/2032	10,000,000	10,063,281
4.00%, 7/31/2032	10,000,000	10,057,812
4.00%, 2/15/2034 (a)	22,500,000	22,443,750
4.00%, 11/15/2035	19,700,000	19,432,203
4.13%, 1/31/2027	2,000,000	2,012,734
4.13%, 2/15/2027	13,000,000	13,084,297
4.13%, 2/28/2027	15,000,000	15,100,195
4.13%, 9/30/2027	3,000,000	3,032,227
4.13%, 10/31/2027	4,350,000	4,398,258
4.13%, 11/15/2027	12,500,000	12,643,066
4.13%, 7/31/2028	7,850,000	7,967,137
4.13%, 3/31/2029	12,500,000	12,709,961
4.13%, 10/31/2029	12,000,000	12,206,250
4.13%, 11/30/2029	11,500,000	11,699,453
4.13%, 8/31/2030	3,600,000	3,663,563
4.13%, 3/31/2031	8,000,000	8,138,125
4.13%, 7/31/2031	15,500,000	15,754,297
4.13%, 10/31/2031	7,500,000	7,617,773
4.13%, 11/30/2031	7,500,000	7,615,430
4.13%, 2/29/2032	12,500,000	12,680,664
4.13%, 3/31/2032	11,000,000	11,155,547
4.13%, 5/31/2032	12,000,000	12,162,188
4.13%, 11/15/2032	12,500,000	12,648,437
4.25%, 3/15/2027	11,000,000	11,092,383
4.25%, 1/15/2028	12,000,000	12,177,188
4.25%, 2/15/2028	13,500,000	13,706,719
4.25%, 2/28/2029	15,500,000	15,814,844
4.25%, 6/30/2029	13,000,000	13,276,250
4.25%, 1/31/2030	16,000,000	16,357,500
4.25%, 2/28/2031 (a)	10,500,000	10,743,633
4.25%, 6/30/2031	9,500,000	9,718,203
4.25%, 11/15/2034	19,500,000	19,722,422
4.25%, 5/15/2035	22,000,000	22,199,375
4.25%, 8/15/2035	29,500,000	29,735,078
4.38%, 7/15/2027	13,000,000	13,172,656
4.38%, 8/31/2028	6,000,000	6,127,031
4.38%, 11/30/2028	8,000,000	8,181,250
4.38%, 12/31/2029	15,000,000	15,401,953
4.38%, 11/30/2030	7,750,000	7,974,629
4.38%, 1/31/2032	11,500,000	11,824,336
4.38%, 5/15/2034	18,000,000	18,410,625
4.50%, 4/15/2027	9,500,000	9,616,523
4.50%, 5/15/2027	10,500,000	10,638,633
4.50%, 5/31/2029	14,500,000	14,918,008
4.50%, 12/31/2031	7,500,000	7,764,844
4.50%, 11/15/2033 (a)	13,500,000	13,947,187
4.63%, 6/15/2027	14,500,000	14,732,227
4.63%, 9/30/2028	8,500,000	8,740,391
Security Description	Principal Amount	Value
4.63%, 4/30/2029	$11,500,000	$11,873,750
4.63%, 9/30/2030	5,750,000	5,976,406
4.63%, 4/30/2031	7,500,000	7,808,203
4.63%, 5/31/2031	11,000,000	11,452,031
4.63%, 2/15/2035	21,750,000	22,592,812
4.88%, 10/31/2028	8,000,000	8,283,750
4.88%, 10/31/2030	5,500,000	5,778,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,741,262,194)		2,672,794,900
MUNICIPAL BONDS & NOTES — 0.3%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	331,765
Series S3, 6.91%, 10/1/2050	25,000	28,294
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	82,352
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	495,911
Series H, 6.55%, 5/15/2048	50,000	53,409
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	258,662
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	249,409
5.10%, 9/1/2035	350,000	363,037
5.20%, 3/1/2043	1,250,000	1,252,827
7.30%, 10/1/2039	1,375,000	1,600,187
7.50%, 4/1/2034	100,000	116,666
7.55%, 4/1/2039	850,000	1,031,541
7.60%, 11/1/2040	250,000	306,005
		6,170,065
FLORIDA — 0.0% *
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	115,676
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	48,504
Series A, 2.15%, 7/1/2030	50,000	46,005
Series A, 5.53%, 7/1/2034	350,000	368,005
		578,190
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	152,000	165,640

See accompanying notes to financial statements.
99

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	$30,000	$26,291
Series C, 4.57%, 1/1/2054	30,000	26,175
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	236,561
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,439,706	1,475,511
6.63%, 2/1/2035	153,846	162,567
7.35%, 7/1/2035	71,429	77,782
		2,004,887
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	488,544
MARYLAND — 0.0% *
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	576,198
MICHIGAN — 0.0% *
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	575,197
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	1,300,000	1,011,373
		1,586,570
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	212,411
Series A, 3.65%, 8/15/2057	100,000	72,889
		285,300
NEW JERSEY — 0.0% *
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	116,840
Series F, 7.41%, 1/1/2040	1,000,000	1,198,543
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,149
		1,338,532
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	467,876
Series B-1, 5.83%, 10/1/2053	300,000	308,741
Series H, 6.39%, 2/1/2055	500,000	527,664
Security Description	Principal Amount	Value
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	$25,000	$24,327
New York State Dormitory Authority Revenue, NY Series B, 5.83%, 7/1/2055	350,000	365,813
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	361,253
3.18%, 7/15/2060	1,000,000	642,941
Series 210, 4.03%, 9/1/2048	125,000	104,122
4.46%, 10/1/2062	490,000	410,583
Series 192, 4.81%, 10/15/2065	25,000	22,386
5.65%, 11/1/2040	100,000	106,544
		3,342,250
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	176,914
OREGON — 0.0% *
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	577,792
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	579,740
Series A, 4.14%, 6/1/2038	125,000	118,034
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	62,539
		760,313
TEXAS — 0.0% *
City of San Antonio Electric & Gas Systems Revenue, TX Series A, 5.57%, 2/1/2050	350,000	347,733
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	342,745
5.02%, 12/1/2048	100,000	92,758
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	215,606
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	45,023
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	112,998
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	407,940

See accompanying notes to financial statements.
100

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	$500,000	$399,979
		1,964,782
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	87,665
Series C, 4.18%, 9/1/2117	50,000	37,113
		124,778
TOTAL MUNICIPAL BONDS & NOTES (Cost $22,305,714)		20,140,755
MORTGAGE-BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	88,097
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (b)	50,000	46,187
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (b)	143,329	143,340
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (b)	100,000	100,447
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	96,154
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,908
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,222
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	189,452
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	83,638
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	442,550
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	208,359
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (b)	300,000	274,324
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	442,233
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,148,774	1,194,018
Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	$150,000	$146,143
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	223,535
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	225,228
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (b)	450,000	408,132
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	207,840
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	104,943
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	868,304
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	417,322
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (b)	130,000	128,883
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	99,560
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	99,623
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	112,753
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	191,412
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	701,179
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	70,324
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	380,296
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	449,496
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	261,251
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	242,590
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	311,368
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	265,106
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	190,087
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	247,441
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	94,986
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	141,413

See accompanying notes to financial statements.
101

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	$750,000	$700,935
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	231,518	226,902
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	98,011
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (b)	250,000	244,866
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (b)	50,000	49,798
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	324,393	322,215
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	188,541
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	985,935
Series K-154, Class A2, 4.35%, 1/25/2033 (b)	250,000	250,521
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,491,986
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	252,831
Series K-159, Class A2, 4.50%, 7/25/2033 (b)	195,000	196,700
Series K-161, Class A2, 4.90%, 10/25/2033 (b)	150,000	154,957
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,377,177
Series K512, Class A2, 5.00%, 11/25/2028	174,962	179,730
Series K751, Class A2, 4.41%, 3/25/2030	500,000	506,687
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.18%, 7/25/2028 (b)	477,273	480,489
GS Mortgage Securities Trust:
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	246,838
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	142,679
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	445,925
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	489,850
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class B, 4.71%, 3/17/2049 (b)	$300,000	$295,626
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	857,918
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	418,518
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	144,330	143,880
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	192,672
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	318,430
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	397,537
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	97,780
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (b)	750,000	744,318
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	294,137
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	246,961
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	150,873
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	189,807
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	95,514
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	316,426
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,047,234
TOTAL MORTGAGE-BACKED SECURITIES (Cost $26,215,336)		24,881,348
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,346,789
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,372,957

See accompanying notes to financial statements.
102

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Principal Amount	Value
Series 2022-BNK39, Class AS, 3.18%, 2/15/2055	$500,000	$453,184
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	318,445
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	500,000	514,942
Series 2025-BNK49, Class A5, VRN, 5.62%, 3/15/2058 (b)	500,000	528,478
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	455,283
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	482,231	498,102
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	500,000	515,614
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (b)	175,000	193,721
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	69,482
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	315,918
Series 2025-5C36, Class A3, 5.52%, 8/15/2058	300,000	312,873
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	200,000	205,781
Series 2025-C32, Class A5, 5.72%, 2/15/2062	861,111	916,213
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (b)	200,000	210,141
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	740,373
Series 2025-V14, Class A4, 5.66%, 4/15/2057	1,000,000	1,045,775
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (b)	2,500,000	2,614,312
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (b)	400,000	420,113
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (b)	500,000	523,389
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	529,635
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (b)	500,000	530,838
Series 2025-5C10, Class A3, 5.58%, 5/15/2058	233,333	243,020
Security Description	Principal Amount	Value
Series 2025-5C11, Class C, 6.01%, 7/15/2058	$500,000	$508,047
Series 2025-C11, Class A5, 5.69%, 2/15/2058	500,000	528,117
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (b)	125,000	130,152
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5, VRN, 4.58%, 5/15/2054 (b)	750,000	749,848
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	276,530
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35, Class A5, 5.63%, 8/15/2058	123,529	130,327
Morgan Stanley Capital I Trust:
Series 2018-H4, Class A4, 4.31%, 12/15/2051	500,000	497,991
Series 2022-L8, Class A5, 3.79%, 4/15/2055 (b)	675,000	635,564
Wells Fargo Commercial Mortgage Trust:
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	529,458
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	300,000	313,993
Series 2025-5C5, Class A3, 5.59%, 7/15/2058	182,500	190,572
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	400,000	411,304
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	300,000	308,404
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $19,612,575)		20,085,685
Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	181,060,496	181,060,496

See accompanying notes to financial statements.
103

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	93,809,290	$93,809,290
TOTAL SHORT-TERM INVESTMENTS (Cost $274,869,786)		274,869,786
TOTAL INVESTMENTS — 103.7% (Cost $6,253,038,721)		6,094,137,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(218,328,880)
NET ASSETS — 100.0%		$5,875,808,804
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (''TBA'') in the future.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
104

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,395,371,487	$—	$1,395,371,487
Asset-Backed Securities	—	20,922,421	—	20,922,421
Foreign Government Obligations	—	180,584,837	—	180,584,837
U.S. Government Agency Obligations	—	1,484,486,465	—	1,484,486,465
U.S. Treasury Obligations	—	2,672,794,900	—	2,672,794,900
Municipal Bonds & Notes	—	20,140,755	—	20,140,755
Mortgage-Backed Securities	—	24,881,348	—	24,881,348
Commercial Mortgage Backed Securities	—	20,085,685	—	20,085,685
Short-Term Investments	274,869,786	—	—	274,869,786
TOTAL INVESTMENTS	$274,869,786	$5,819,267,898	$—	$6,094,137,684

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	173,828,902	$173,828,902	$1,105,886,176	$1,098,654,582	$—	$—	181,060,496	$181,060,496	$5,418,595
State Street Navigator Securities Lending Portfolio II	116,852,580	116,852,580	1,336,348,933	1,359,392,223	—	—	93,809,290	93,809,290	317,061
Total		$290,681,482	$2,442,235,109	$2,458,046,805	$—	$—		$274,869,786	$5,735,656
See accompanying notes to financial statements.
105

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 100.2%
AUSTRALIA — 4.8%
Abacus Group REIT	78,325	$63,200
Abacus Storage King REIT	161,301	163,497
Accent Group Ltd. (a)	80,316	50,613
AGL Energy Ltd.	165,148	1,025,300
Alpha HPA Ltd. (b)	216,023	111,643
ALS Ltd.	144,121	2,118,200
Amotiv Ltd. (a)	43,623	260,937
AMP Ltd.	623,206	756,364
Ampol Ltd.	67,473	1,436,670
Anglogold Ashanti PLC (c)	133,038	11,506,542
Anglogold Ashanti PLC (c)	8,814	751,658
Ansell Ltd.	38,906	908,315
ANZ Group Holdings Ltd.	865,497	20,973,868
APA Group Stapled Security	382,829	2,289,946
ARB Corp. Ltd. (a)	21,960	460,554
Arena REIT	110,037	261,226
Aristocrat Leisure Ltd.	158,151	6,135,835
ASX Ltd.	55,014	1,887,132
Atlas Arteria Ltd. Stapled Security	308,093	1,002,605
AUB Group Ltd.	33,011	678,012
Aurizon Holdings Ltd.	501,932	1,221,703
Aussie Broadband Ltd.	62,625	210,478
Austal Ltd. (b)	104,593	466,613
AVZ Minerals Ltd. (b)(d)	378,780	19,702
Bank of Queensland Ltd.	187,289	815,555
Bapcor Ltd. (a)	89,846	124,022
Beach Energy Ltd.	435,594	341,309
Bega Cheese Ltd.	66,288	267,877
Bellevue Gold Ltd. (b)	400,377	455,220
Bendigo & Adelaide Bank Ltd.	160,861	1,128,482
BHP Group Ltd.	1,437,786	43,615,236
BlueScope Steel Ltd.	122,389	1,964,475
Boss Energy Ltd. (a)(b)	131,047	128,024
Brambles Ltd.	385,098	5,896,186
Breville Group Ltd. (a)	28,855	567,060
BWP Property Group Ltd.	161,573	424,515
Capricorn Metals Ltd. (b)	109,807	1,052,972
CAR Group Ltd.	106,940	2,193,585
Catalyst Metals Ltd. (b)	60,338	296,140
Catapult Sports Ltd. (b)	64,000	177,115
Centuria Capital Group REIT (a)	181,139	244,001
Centuria Industrial REIT	143,873	317,567
Centuria Office REIT (a)	90,435	69,353
Challenger Ltd.	141,338	886,904
Charter Hall Group REIT	133,887	2,182,958
Charter Hall Long Wale REIT	176,958	481,458
Charter Hall Retail REIT	148,113	401,990
Charter Hall Social Infrastructure REIT	90,496	185,869
Clarity Pharmaceuticals Ltd. (b)	78,636	177,242
Cleanaway Waste Management Ltd.	644,684	1,113,460
Cochlear Ltd.	18,517	3,218,645
Security Description	Shares	Value
Codan Ltd.	37,031	$702,054
Coles Group Ltd.	377,861	5,402,377
Collins Foods Ltd. (a)	27,699	191,545
Commonwealth Bank of Australia	474,012	50,755,345
Computershare Ltd.	148,927	3,390,510
Corporate Travel Management Ltd. (a)(d)	32,318	173,164
Credit Corp. Group Ltd.	15,386	144,258
Cromwell Property Group REIT (a)	314,615	96,508
CSL Ltd.	136,408	15,704,874
Data#3 Ltd.	41,668	250,355
Deep Yellow Ltd. (b)	261,606	320,992
Deterra Royalties Ltd.	119,807	325,166
Develop Global Ltd. (b)	74,650	231,976
Dexus REIT	304,536	1,407,343
Dexus Industria REIT	67,069	120,310
Dicker Data Ltd.	20,356	139,681
DigiCo Infrastructure REIT (a)	116,577	214,561
Domino's Pizza Enterprises Ltd. (a)	16,412	229,831
Downer EDI Ltd.	202,709	1,074,653
DroneShield Ltd. (a)(b)	213,178	437,846
Dyno Nobel Ltd.	508,824	1,089,182
Eagers Automotive Ltd. (a)	40,705	668,831
EBOS Group Ltd.	56,571	898,511
Elders Ltd. (a)	47,432	216,666
Emerald Resources NL (b)	143,377	604,261
Endeavour Group Ltd. (a)	433,685	1,058,482
Evolution Mining Ltd.	575,397	4,865,359
EVT Ltd.	25,309	211,979
Firefinch Ltd. (b)(d)	180,320	5,130
Flight Centre Travel Group Ltd. (a)	51,467	515,155
Fortescue Ltd. (a)	477,059	7,001,969
Generation Development Group Ltd. (a)	89,000	349,569
Genesis Minerals Ltd. (b)	287,876	1,391,783
Glencore PLC (b)	2,855,809	15,616,418
Goodman Group REIT	572,199	11,821,063
GPT Group REIT	542,378	1,960,331
GrainCorp Ltd. Class A	62,803	300,700
Greatland Resources Ltd. (b)	141,813	992,018
Growthpoint Properties Australia Ltd. REIT (a)	74,731	121,596
Guzman y Gomez Ltd. (a)	13,124	189,475
Hansen Technologies Ltd.	48,529	170,869
Harvey Norman Holdings Ltd. (a)	158,758	734,722
Helia Group Ltd.	67,284	246,776
HMC Capital Ltd. REIT (a)	79,560	210,096
HomeCo Daily Needs REIT	482,775	439,446
HUB24 Ltd.	22,983	1,475,148
IDP Education Ltd. (a)	72,125	277,998
IGO Ltd. (b)	185,765	1,015,794
Iluka Resources Ltd. (a)	121,655	469,717
Imdex Ltd.	139,511	320,033

See accompanying notes to financial statements.
106

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Ingenia Communities Group REIT	102,497	$353,370
Inghams Group Ltd. (a)	99,084	164,525
Insignia Financial Ltd. (b)	142,038	431,914
Insurance Australia Group Ltd.	669,708	3,563,825
IperionX Ltd. (a)(b)	110,016	410,839
IPH Ltd. (a)	68,789	161,469
IRESS Ltd. (a)	44,456	251,690
JB Hi-Fi Ltd.	30,286	1,943,280
Judo Capital Holdings Ltd. (b)	221,524	254,823
Kelsian Group Ltd. (a)	35,773	101,385
Lendlease Corp. Ltd. Stapled Security	194,317	673,817
Leo Lithium Ltd. (b)(d)	203,060	7,312
Liontown Ltd. (a)(b)	446,755	469,222
Lottery Corp. Ltd.	647,115	2,226,687
Lovisa Holdings Ltd.	18,279	357,270
Lynas Rare Earths Ltd. (a)(b)	238,191	1,975,940
MA Financial Group Ltd.	28,802	209,352
Maas Group Holdings Ltd. (a)	46,222	167,678
Macquarie Group Ltd.	102,003	13,821,803
Macquarie Technology Group Ltd. (b)	5,620	249,222
Mader Group Ltd. (a)	34,029	172,915
Magellan Financial Group Ltd.	41,167	273,973
McMillan Shakespeare Ltd.	15,775	179,358
Medibank Pvt Ltd.	779,549	2,490,044
Megaport Ltd. (b)	43,745	355,015
Mesoblast Ltd. (a)(b)	279,136	506,306
Metcash Ltd.	276,046	607,468
Mineral Resources Ltd. (b)	47,938	1,738,390
Mirvac Group REIT	1,117,234	1,527,306
Monadelphous Group Ltd.	31,670	559,868
Myer Holdings Ltd. (a)	346,304	109,693
Nanosonics Ltd. (a)(b)	64,592	171,000
National Australia Bank Ltd.	867,611	24,479,138
National Storage REIT	333,732	607,559
Netwealth Group Ltd.	34,675	593,568
Neuren Pharmaceuticals Ltd. (a)(b)	32,616	404,767
New Hope Corp. Ltd. (a)	140,723	378,180
NEXTDC Ltd. (a)(b)	177,905	1,486,508
nib holdings Ltd.	127,242	582,080
Nick Scali Ltd.	21,796	342,582
Nine Entertainment Co. Holdings Ltd.	367,665	272,147
Northern Star Resources Ltd.	384,434	6,852,496
NRW Holdings Ltd.	104,835	360,032
Nufarm Ltd. (a)(b)	72,045	112,901
Nuix Ltd. (b)	50,018	59,871
Objective Corp. Ltd. (a)	9,473	104,295
OceanaGold Corp.	62,366	1,769,861
Ora Banda Mining Ltd. (b)	346,621	353,651
Orica Ltd.	137,992	2,234,244
Origin Energy Ltd.	487,780	3,737,421
Orora Ltd.	368,658	543,305
Security Description	Shares	Value
Paladin Energy Ltd. (a)(b)	105,409	$674,100
Pantoro Gold Ltd. (b)	98,705	321,867
Perenti Ltd.	237,568	441,998
Perpetual Ltd. (a)	29,508	367,180
Perseus Mining Ltd.	387,367	1,467,233
PEXA Group Ltd. (a)(b)	33,424	299,338
Pinnacle Investment Management Group Ltd.	51,790	592,295
PLS Group Ltd. (a)(b)	865,571	2,435,809
PolyNovo Ltd. (b)	146,523	120,182
Premier Investments Ltd.	27,161	249,769
Pro Medicus Ltd.	16,268	2,396,067
PWR Holdings Ltd. (a)	18,280	95,692
Qantas Airways Ltd.	209,880	1,452,769
QBE Insurance Group Ltd.	425,389	5,642,208
Qube Holdings Ltd.	475,782	1,513,402
Ramelius Resources Ltd.	596,398	1,654,465
Ramsay Health Care Ltd.	55,554	1,272,907
REA Group Ltd. (a)	14,963	1,829,879
Redox Ltd. (a)	39,694	80,469
Reece Ltd. (a)	65,641	586,554
Region Group REIT	307,818	482,381
Regis Healthcare Ltd. (a)	36,361	168,519
Regis Resources Ltd.	214,762	1,081,266
Resolute Mining Ltd. (b)	572,680	467,817
Rio Tinto Ltd. (a)	104,576	10,238,711
Rio Tinto PLC	317,947	25,633,610
Sandfire Resources Ltd. (b)	134,852	1,611,474
Santos Ltd.	919,577	3,783,566
Scentre Group REIT	1,474,785	4,130,532
SEEK Ltd.	100,465	1,548,926
Service Stream Ltd.	165,681	247,485
SGH Ltd.	57,619	1,784,759
Sigma Healthcare Ltd. (a)	1,464,372	2,870,958
Silex Systems Ltd. (b)	87,668	504,522
SiteMinder Ltd. (b)	71,580	290,217
SmartGroup Corp. Ltd.	25,202	153,606
Sonic Healthcare Ltd.	133,416	2,011,576
South32 Ltd. (a)(c)	10,757	25,610
South32 Ltd. (c)	1,266,982	3,007,797
SRG Global Ltd.	164,068	328,226
Stanmore Resources Ltd.	75,085	116,163
Steadfast Group Ltd.	307,015	1,080,990
Stockland REIT	701,009	2,678,590
Suncorp Group Ltd.	306,545	3,608,004
Super Retail Group Ltd.	47,823	511,209
Superloop Ltd. (b)	137,650	237,741
Supply Network Ltd. (a)	5,056	109,442
Tabcorp Holdings Ltd.	559,156	369,144
Technology One Ltd.	83,422	1,555,413
Telix Pharmaceuticals Ltd. (a)(b)	76,534	571,611
Telstra Group Ltd.	1,164,676	3,782,354
Temple & Webster Group Ltd. (b)	23,638	215,638
Transurban Group Stapled Security	875,667	8,297,764
Treasury Wine Estates Ltd.	225,054	786,405

See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Tuas Ltd. (b)	71,703	$338,053
Vault Minerals Ltd. (b)	262,711	956,531
Ventia Services Group Pty. Ltd.	215,133	853,595
Vicinity Ltd. REIT	1,111,461	1,897,415
Viva Energy Group Ltd. (e)	295,480	403,934
Vulcan Energy Resources Ltd. (a)(b)	37,135	109,207
Vulcan Steel Ltd.	9,475	43,850
WA1 Resources Ltd. (b)	9,274	122,265
Washington H Soul Pattinson & Co. Ltd.	97,137	2,405,773
Waypoint REIT Ltd.	177,848	302,425
WEB Travel Group Ltd. (b)	111,141	354,267
Wesfarmers Ltd.	321,429	17,381,226
Westgold Resources Ltd.	237,168	1,018,521
Westpac Banking Corp.	969,301	24,950,199
Whitehaven Coal Ltd.	237,807	1,229,007
WiseTech Global Ltd. (a)	56,716	2,589,229
Woodside Energy Group Ltd.	534,900	8,414,505
Woolworths Group Ltd.	344,138	6,742,368
Worley Ltd.	137,958	1,156,406
Yancoal Australia Ltd. (a)	104,860	346,832
Zip Co. Ltd. (a)(b)	371,770	815,640
		522,019,081
AUSTRIA — 0.3%
ams-OSRAM AG (b)	21,918	217,174
ANDRITZ AG	18,871	1,479,384
AT&S Austria Technologie & Systemtechnik AG (b)	10,000	378,173
BAWAG Group AG (e)	22,255	3,371,724
CA Immobilien Anlagen AG	10,087	266,787
CPI Europe AG (b)	8,587	158,536
DO & Co. AG	1,862	452,673
Erste Group Bank AG	86,512	10,455,058
EVN AG	23,519	749,935
Kontron AG	10,338	276,826
Lenzing AG (b)	5,138	141,203
Mondi PLC (c)	107,269	1,310,370
Mondi PLC (a)(c)	9,256	113,731
Oesterreichische Post AG	13,014	475,342
OMV AG	41,591	2,321,189
Palfinger AG	2,748	107,633
Porr AG	3,398	128,304
Raiffeisen Bank International AG	33,934	1,526,401
UNIQA Insurance Group AG	29,267	531,401
Verbund AG	19,196	1,397,775
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	734,537
voestalpine AG	39,969	1,773,454
Wienerberger AG	29,731	1,069,177
		29,436,787
BELGIUM — 0.6%
Ackermans & van Haaren NV	6,572	1,790,689
Aedifica SA REIT (a)	13,482	1,068,791
Ageas SA	38,897	2,731,820
Security Description	Shares	Value
Anheuser-Busch InBev SA	278,461	$17,954,423
Azelis Group NV (a)	48,414	531,640
Barco NV	18,442	256,445
Bekaert SA	9,625	428,425
CMB Tech NV	32,966	320,939
Cofinimmo SA REIT	10,156	944,675
Colruyt Group NV (a)	8,297	306,949
Deme Group NV	1,771	290,777
D'ieteren Group	6,089	1,100,574
Elia Group SA (a)	10,626	1,369,024
Fagron	17,398	435,225
Financiere de Tubize SA (a)	6,623	1,625,683
Galapagos NV (b)	10,952	360,152
Groupe Bruxelles Lambert NV	22,651	2,020,458
KBC Ancora	10,265	883,685
KBC Group NV	64,695	8,452,895
Kinepolis Group NV (a)	2,953	104,045
Lotus Bakeries NV (a)	115	1,060,235
Melexis NV (a)	5,728	386,817
Montea NV REIT	4,885	419,962
Ontex Group NV (a)(b)	20,660	118,894
Proximus SADP	32,097	266,702
Recticel SA (a)	17,805	204,929
Retail Estates NV REIT	2,920	218,796
Shurgard Self Storage Ltd. REIT	9,251	318,340
Sofina SA (a)	4,681	1,357,908
Solvay SA (a)	19,757	630,210
Syensqo SA (a)	20,626	1,660,812
Tessenderlo Group SA (a)	5,115	157,392
UCB SA	35,616	9,980,454
Umicore SA	55,892	1,174,999
Vastned NV REIT (b)	2,014	73,562
VGP NV (a)	3,602	416,692
Warehouses De Pauw CVA REIT	56,072	1,456,686
X-Fab Silicon Foundries SE (b)(e)	15,689	95,262
Xior Student Housing NV REIT (a)	8,943	304,065
		63,280,031
BERMUDA — 0.0% *
Conduit Holdings Ltd.	37,895	200,060
BRAZIL — 1.4%
Afya Ltd. Class A	3,000	46,230
Allos SA	94,822	490,917
Alpargatas SA Preference Shares	41,207	89,787
Alupar Investimento SA	48,342	280,096
Ambev SA	1,357,867	3,434,470
Auren Energia SA	243,430	527,308
Axia Energia	380,219	3,511,635
Azzas 2154 SA	33,090	151,931
B3 SA - Brasil Bolsa Balcao	1,565,403	3,967,963
Banco ABC Brasil SA Preference Shares	17,795	76,964
Banco Bradesco SA	474,940	1,352,081

See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Banco Bradesco SA Preference Shares	1,431,082	$4,750,469
Banco BTG Pactual SA	338,108	3,244,257
Banco do Brasil SA	481,400	1,925,688
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	154,354
Banco Pan SA Preference Shares (b)	88,800	183,442
BB Seguridade Participacoes SA	189,000	1,246,836
Bradespar SA Preference Shares	141,636	514,359
Braskem SA Preference Shares (b)	89,100	128,290
Brava Energia (b)	158,370	486,692
Caixa Seguridade Participacoes SA	135,300	410,363
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	53,621
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	148,680	3,619,221
Cia de Saneamento de Minas Gerais Copasa MG	49,600	397,542
Cia De Sanena Do Parana	38,500	282,299
Cia De Sanena Do Parana Preference Shares	132,600	189,472
Cia Energetica de Minas Gerais Preference Shares	495,373	1,012,487
Cia Paranaense de Energia - Copel	246,200	587,672
Cia Siderurgica Nacional SA (b)	149,200	243,414
Cogna Educacao SA	466,730	269,149
Cosan SA (b)	310,342	301,295
CPFL Energia SA	77,500	753,679
Cury Construtora e Incorporadora SA	25,963	152,705
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	364,862
Dexco SA	104,202	95,079
Direcional Engenharia SA	106,887	275,422
EcoRodovias Infraestrutura e Logistica SA	81,929	158,483
Embraer SA	201,500	3,257,977
Energisa SA	82,622	711,064
Eneva SA (b)	244,200	899,303
Engie Brasil Energia SA	101,732	582,387
Equatorial SA	308,828	2,169,785
ERO Copper Corp. (a)(b)	34,600	980,133
Fleury SA	57,402	157,129
Fras-Le SA	14,100	62,141
Gerdau SA Preference Shares	380,502	1,415,838
GPS Participacoes e Empreendimentos SA (e)	110,184	324,937
Grendene SA	87,800	73,704
Grupo Mateus SA	120,500	99,175
Hapvida Participacoes e Investimentos SA (b)(e)	75,793	203,738
Security Description	Shares	Value
Hypera SA	80,800	$347,397
Iguatemi SA	42,713	199,310
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	32,416
Inter & Co., Inc. Class A	64,100	543,568
IRB-Brasil Resseguros SA (b)	14,017	137,363
Itau Unibanco Holding SA Preference Shares	1,551,862	11,109,913
Itausa SA Preference Shares	1,606,851	3,424,977
Karoon Energy Ltd. (a)	208,007	213,612
Klabin SA	224,603	768,931
Localiza Rent a Car SA	243,510	1,936,171
Lojas Renner SA	426,953	1,047,952
M Dias Branco SA	20,700	90,510
Magazine Luiza SA	79,824	130,230
Mahle Metal Leve SA	37,700	234,673
Marcopolo SA	50,820	53,234
Marcopolo SA Preference Shares	170,412	185,658
MBRF Global Foods Co. SA	225,839	823,443
Metalurgica Gerdau SA Preference Shares	277,459	455,702
Minerva SA	66,635	70,043
Motiva Infraestrutura de Mobilidade SA	234,500	644,476
MRV Engenharia e Participacoes SA (b)	105,116	149,433
Multiplan Empreendimentos Imobiliarios SA	90,914	452,102
Natura Cosmeticos SA (b)	368,637	501,181
NU Holdings Ltd. Class A (b)	955,400	15,993,396
Odontoprev SA	78,060	159,546
Orizon Valorizacao de Residuos SA (b)	8,022	102,358
Pagseguro Digital Ltd. Class A	52,600	507,064
Petroleo Brasileiro SA - Petrobras	1,137,200	6,759,178
Petroleo Brasileiro SA - Petrobras Preference Shares	1,240,800	6,978,686
Petroreconcavo SA	43,700	90,275
Pluxee NV	23,290	366,803
Porto Seguro SA	20,500	180,917
PRIO SA (b)	222,410	1,681,139
Raia Drogasil SA	355,343	1,520,652
Rede D'Or Sao Luiz SA (e)	215,853	1,599,670
Rumo SA	370,171	997,075
Sao Martinho SA	33,600	92,711
Sendas Distribuidora SA	324,200	430,709
Sigma Lithium Corp. (b)	14,500	191,255
Simpar SA	66,400	62,889
SLC Agricola SA	49,764	145,757
Smartfit Escola de Ginastica e Danca SA	182,634	776,563
StoneCo Ltd. Class A (b)	66,500	983,535
Suzano SA	215,109	2,019,683
Telefonica Brasil SA	297,620	1,797,750

See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
TIM SA	306,600	$1,194,004
TOTVS SA	145,301	1,115,793
Transmissora Alianca de Energia Eletrica SA	43,800	336,588
Tres Tentos Agroindustrial SA	17,015	51,234
Ultrapar Participacoes SA	163,500	623,596
Unipar Carbocloro SA Preference Shares	9,317	98,496
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	105,900	114,988
Vale SA	1,012,918	13,301,625
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (b)	93,141	54,901
Vibra Energia SA	283,735	1,311,558
Vinci Compass Investments Ltd.	6,700	87,368
Vivara Participacoes SA	27,900	169,241
VTEX Class A (a)(b)	12,100	45,496
Vulcabras SA	21,383	78,239
WEG SA	456,240	4,038,907
Wheaton Precious Metals Corp.	127,856	15,050,771
XP, Inc. Class A	99,900	1,635,363
Yara International ASA	43,708	1,793,931
		154,759,850
BURKINA FASO — 0.0% *
IAMGOLD Corp. (b)	166,800	2,756,170
CANADA — 8.0%
ADENTRA, Inc. (a)	5,200	128,905
Advantage Energy Ltd. (b)	44,100	377,701
Aecon Group, Inc. (a)	16,500	376,524
Agnico Eagle Mines Ltd.	142,526	24,201,606
Air Canada (a)(b)	54,400	765,549
Alamos Gold, Inc. Class A	119,269	4,611,532
Algonquin Power & Utilities Corp. (a)	192,130	1,182,985
Alimentation Couche-Tard, Inc. (a)	213,700	11,686,268
Allied Gold Corp. (b)	16,700	383,159
Allied Properties Real Estate Investment Trust	42,600	415,511
AltaGas Ltd.	84,400	2,576,794
Altius Minerals Corp.	15,600	464,785
Altus Group Ltd. (a)	13,400	554,378
ARC Resources Ltd.	165,885	3,116,206
Aritzia, Inc. (b)	22,500	1,926,227
Atco Ltd. Class I	20,000	822,615
Athabasca Oil Corp. (b)	143,200	734,413
AtkinsRealis Group, Inc.	49,400	3,193,026
ATS Corp. (a)(b)	22,000	606,836
B2Gold Corp.	385,385	1,737,501
Badger Infrastructure Solutions Ltd.	9,100	485,488
Bank of Montreal	202,390	26,318,452
Bank of Nova Scotia	350,905	25,914,363
Barrick Mining Corp. (c)	455,323	19,860,487
Security Description	Shares	Value
Barrick Mining Corp. (a)(c)	25,306	$1,099,993
Bausch Health Cos., Inc. (a)(b)	72,600	504,744
Baytex Energy Corp.	175,300	567,815
BCE, Inc. (a)	20,064	479,223
Birchcliff Energy Ltd.	71,100	387,465
Bird Construction, Inc. (a)	20,700	430,687
Bitfarms Ltd. (a)(b)	226,900	534,661
BlackBerry Ltd. (a)(b)	148,500	561,175
Boardwalk Real Estate Investment Trust	8,500	399,839
Bombardier, Inc. Class B (b)	25,372	4,321,986
Boralex, Inc. Class A (a)	24,900	460,125
Boyd Group, Inc.	5,700	909,131
Brookfield Asset Management Ltd. Class A (a)	115,308	6,048,255
Brookfield Business Corp. Class A	7,700	275,532
Brookfield Corp.	577,687	26,559,062
Brookfield Infrastructure Corp. Class A (a)	28,550	1,297,794
Brookfield Renewable Corp.	40,100	1,540,226
Brookfield Wealth Solutions Ltd.	4,210	194,076
BSR Real Estate Investment Trust (c)	7,300	91,615
BSR Real Estate Investment Trust (c)	5,000	62,375
CAE, Inc. (a)(b)	86,400	2,630,922
Cameco Corp.	122,600	11,240,830
Canaccord Genuity Group, Inc.	20,300	163,792
Canada Goose Holdings, Inc. (b)	19,400	251,779
Canadian Apartment Properties REIT	21,500	578,300
Canadian Imperial Bank of Commerce	262,916	23,866,232
Canadian National Railway Co. (a)	150,300	14,884,716
Canadian Natural Resources Ltd.	589,700	20,000,112
Canadian Pacific Kansas City Ltd.	259,600	19,137,392
Canadian Tire Corp. Ltd. Class A (a)	15,000	1,903,411
Canadian Utilities Ltd. Class A	44,000	1,371,599
Canfor Corp. (a)(b)	25,300	216,501
Capital Power Corp. (a)	38,600	1,648,754
Capstone Copper Corp. (a)(b)	194,100	1,951,266
Cardinal Energy Ltd. (a)	54,100	342,972
Cargojet, Inc.	1,600	97,978
Cascades, Inc.	17,800	161,800
CCL Industries, Inc. Class B	41,800	2,643,852
Celestica, Inc. (b)	32,400	9,596,735
Cenovus Energy, Inc.	396,137	6,710,415
Centerra Gold, Inc.	57,300	826,006
CES Energy Solutions Corp.	60,500	541,554
CGI, Inc.	56,200	5,197,911
Champion Iron Ltd. (a)	110,054	445,474

See accompanying notes to financial statements.
110

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Choice Properties Real Estate Investment Trust	42,400	$458,102
Cogeco Communications, Inc. (a)	5,700	276,403
Collective Mining Ltd. (b)	9,900	144,446
Colliers International Group, Inc. (a)	12,200	1,795,534
Constellation Software, Inc.	5,700	13,728,236
Crombie Real Estate Investment Trust	40,160	447,378
Cronos Group, Inc. (a)(b)	105,800	277,862
CT Real Estate Investment Trust	34,000	403,560
Defi Technologies, Inc. (a)(b)	78,300	59,978
Definity Financial Corp. (a)	24,500	1,357,129
Denison Mines Corp. (b)	235,400	625,100
dentalcorp Holdings Ltd.	48,200	385,389
Descartes Systems Group, Inc. (b)	24,200	2,125,787
Discovery Silver Corp. (b)	161,300	986,098
Docebo, Inc. (b)	3,100	68,954
Dollarama, Inc.	78,100	11,688,079
DPM Metals, Inc. (a)	47,500	1,469,962
Dream Industrial Real Estate Investment Trust	40,600	372,605
DREAM Unlimited Corp. Class A	4,365	61,459
Element Fleet Management Corp. (a)	114,100	3,000,770
Emera, Inc. (a)	85,200	4,204,215
Empire Co. Ltd. Class A	35,000	1,218,457
Enbridge, Inc.	614,200	29,429,623
Endeavour Silver Corp. (b)	94,000	885,311
Enerflex Ltd.	28,400	438,405
Enghouse Systems Ltd.	11,700	173,782
EQB, Inc.	7,600	576,009
Equinox Gold Corp. (a)(b)	188,413	2,651,459
Evertz Technologies Ltd.	3,400	34,329
Exchange Income Corp. (a)	6,500	388,649
Extendicare, Inc. (a)	19,700	306,836
Fairfax Financial Holdings Ltd. (a)	5,700	10,877,675
Fiera Capital Corp.	16,100	72,821
Finning International, Inc. (a)	36,500	1,980,306
First Capital Real Estate Investment Trust	27,500	379,172
First Majestic Silver Corp. (a)	123,500	2,063,214
FirstService Corp.	11,600	1,806,325
Foran Mining Corp. (b)	67,200	247,082
Fortis, Inc.	143,866	7,489,533
Fortuna Mining Corp. (b)	82,663	811,101
Franco-Nevada Corp.	54,432	11,297,792
Freehold Royalties Ltd. (a)	34,200	378,988
G Mining Ventures Corp. (b)	35,900	1,086,625
GDI Integrated Facility Services, Inc. (a)(b)	3,100	81,981
George Weston Ltd.	49,281	3,404,281
Gibson Energy, Inc. (a)	42,900	786,174
Gildan Activewear, Inc.	44,300	2,772,568
Security Description	Shares	Value
goeasy Ltd. (a)	3,900	$373,541
Granite Real Estate Investment Trust	8,100	482,839
Great-West Lifeco, Inc.	79,100	3,906,094
Groupe Dynamite, Inc.	4,800	289,488
H&R Real Estate Investment Trust	66,500	496,294
Hammond Power Solutions, Inc.	3,100	360,670
Headwater Exploration, Inc. (a)	62,700	428,597
Hudbay Minerals, Inc.	104,000	2,067,481
Hydro One Ltd. (e)	93,300	3,719,068
iA Financial Corp., Inc.	26,400	3,424,922
IGM Financial, Inc. (a)	22,600	1,019,082
Imperial Oil Ltd.	50,400	4,359,972
Intact Financial Corp.	50,200	10,464,086
International Petroleum Corp. (b)	20,800	376,775
InterRent Real Estate Investment Trust	14,697	141,421
Jamieson Wellness, Inc. (e)	15,200	373,139
K92 Mining, Inc. (b)	63,000	1,042,838
Kelt Exploration Ltd. (b)	39,900	223,260
Keyera Corp.	65,400	2,099,289
Killam Apartment Real Estate Investment Trust	15,500	185,446
Kinaxis, Inc. (b)	8,300	1,048,013
Kinross Gold Corp.	345,600	9,747,143
Labrador Iron Ore Royalty Corp. (a)	27,700	603,610
Lassonde Industries, Inc. Class A (c)	400	64,054
Lassonde Industries, Inc. Class A (c)	400	64,054
Laurentian Bank of Canada	5,100	149,940
Leon's Furniture Ltd.	11,700	238,993
Lightspeed Commerce, Inc. (b)	34,200	413,169
Linamar Corp.	11,400	689,946
Lithium Americas Corp. (a)(b)	44,500	193,810
Loblaw Cos. Ltd.	168,100	7,609,415
Lundin Gold, Inc.	31,500	2,620,193
Magna International, Inc.	75,800	4,046,169
Major Drilling Group International, Inc. (b)	21,700	204,217
Manulife Financial Corp.	481,200	17,496,267
Maple Leaf Foods, Inc. (a)	21,300	387,386
MDA Space Ltd. (b)	30,600	594,699
Meren Energy, Inc.	73,600	96,648
Methanex Corp. (a)	17,800	706,936
Metro, Inc.	59,057	4,256,240
Morguard Corp. (a)	1,200	101,550
MTY Food Group, Inc. (a)	4,300	119,581
Mullen Group Ltd. (a)	18,900	217,024
National Bank of Canada (a)	110,390	13,900,724
New Gold, Inc. (b)	208,500	1,819,194
NexGen Energy Ltd. (a)(b)	141,500	1,303,772
NFI Group, Inc. (b)	25,100	284,189
NGEx Minerals Ltd. (b)	35,500	662,995
North West Co., Inc. (a)	12,600	449,583

See accompanying notes to financial statements.
111

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Northland Power, Inc.	69,269	$902,026
Northwest Healthcare Properties Real Estate Investment Trust	57,100	212,862
Novagold Resources, Inc. (b)	66,200	618,173
Nutrien Ltd. (a)	137,318	8,487,019
NuVista Energy Ltd. (b)	44,200	584,282
Onex Corp. (a)	16,300	1,343,241
Open Text Corp. (a)	71,100	2,318,563
OR Royalties, Inc.	44,434	1,576,058
Orla Mining Ltd. (a)(b)	88,700	1,194,530
Pan American Silver Corp.	117,445	6,096,944
Paramount Resources Ltd. Class A	23,500	414,711
Parex Resources, Inc. (a)	29,800	401,102
Pason Systems, Inc.	21,000	183,688
Pembina Pipeline Corp. (a)	163,648	6,242,680
Pet Valu Holdings Ltd.	37,100	754,856
Peyto Exploration & Development Corp. (a)	53,400	884,708
Power Corp. of Canada (a)	157,153	8,363,532
PrairieSky Royalty Ltd. (a)	57,294	1,129,788
Precision Drilling Corp. (a)(b)	3,300	237,109
Premium Brands Holdings Corp. (a)	13,700	1,016,543
Primaris Real Estate Investment Trust	13,425	152,687
Propel Holdings, Inc. (a)	5,000	91,009
Quebecor, Inc. Class B	41,800	1,576,553
RB Global, Inc. (a)	52,200	5,381,274
Restaurant Brands International, Inc.	87,646	5,988,637
Richelieu Hardware Ltd. (a)	15,300	441,560
RioCan Real Estate Investment Trust	38,600	526,588
Rogers Communications, Inc. Class B	101,448	3,834,412
Rogers Sugar, Inc. (a)	50,900	220,941
Royal Bank of Canada	393,500	67,171,304
Russel Metals, Inc.	15,100	482,495
Saputo, Inc.	67,700	2,040,260
Savaria Corp.	13,700	227,675
Seabridge Gold, Inc. (a)(b)	20,400	605,563
Secure Waste Infrastructure Corp. (a)	55,600	700,501
Shopify, Inc. Class A (b)	343,700	55,413,241
Sienna Senior Living, Inc. (a)	21,800	324,913
Skeena Resources Ltd. (b)	21,300	506,569
Slate Grocery REIT Class U,	27,900	310,396
SmartCentres Real Estate Investment Trust	25,800	484,662
South Bow Corp. (a)	60,162	1,656,841
Spin Master Corp. (a)(e)	8,900	123,688
Sprott, Inc. (a)	7,470	732,640
SSR Mining, Inc. (b)	63,104	1,385,227
Stantec, Inc.	32,300	3,051,976
Stella-Jones, Inc. (a)	13,300	825,992
StorageVault Canada, Inc. (a)	51,900	176,818
Security Description	Shares	Value
Strathcona Resources Ltd.	10,000	$206,675
Sun Life Financial, Inc.	158,800	9,925,941
Suncor Energy, Inc.	345,864	15,371,173
SunOpta, Inc. (a)(b)	20,000	76,309
Superior Plus Corp. (a)	65,600	336,913
Tamarack Valley Energy Ltd.	150,400	875,573
Taseko Mines Ltd. (b)	72,200	409,261
TC Energy Corp. (a)	292,810	16,144,869
Teck Resources Ltd. Class B	133,100	6,380,449
TELUS Corp.	146,840	1,937,870
TerraVest Industries, Inc. (a)	4,600	552,067
TFI International, Inc. (a)	23,000	2,380,456
Thomson Reuters Corp.	44,404	5,867,515
TMX Group Ltd.	81,300	3,097,792
Topaz Energy Corp. (a)	31,000	622,827
Torex Gold Resources, Inc.	22,700	1,085,361
Toromont Industries Ltd.	21,900	2,652,924
Toronto-Dominion Bank (a)	475,698	44,892,426
Tourmaline Oil Corp.	98,363	4,418,172
TransAlta Corp. (a)	75,000	949,845
Transcontinental, Inc. Class A	18,800	311,608
Trican Well Service Ltd.	40,500	175,502
Triple Flag Precious Metals Corp.	15,967	531,282
Trisura Group Ltd. (a)(b)	12,600	392,684
Vermilion Energy, Inc.	45,900	382,402
Vizsla Silver Corp. (b)	69,100	379,086
Well Health Technologies Corp. (a)(b)	42,100	122,545
Wesdome Gold Mines Ltd. (b)	39,500	655,284
West Fraser Timber Co. Ltd. (a)	14,400	882,121
Westshore Terminals Investment Corp. (a)	8,200	155,775
Whitecap Resources, Inc. (a)	349,305	2,930,518
Winpak Ltd. (a)	6,400	208,283
WSP Global, Inc. (a)	36,800	6,671,921
		866,457,019
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A (a)	14,400	228,816
CHILE — 0.3%
Aguas Andinas SA Class A	787,060	322,131
Antofagasta PLC	111,698	4,926,348
Banco de Chile	10,442,656	2,015,387
Banco de Credito e Inversiones SA	19,569	1,267,592
Banco Itau Chile SA	76,273	1,687,765
Banco Santander Chile	15,151,615	1,194,886
CAP SA (b)	31,134	256,234
Cencosud SA	402,553	1,292,617
Cia Cervecerias Unidas SA	52,608	342,259
Cia Sud Americana de Vapores SA	20,561,322	1,066,865
Colbun SA	2,338,950	373,630
Embotelladora Andina SA Preference Shares	111,561	522,183

See accompanying notes to financial statements.
112

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Empresa Nacional de Telecomunicaciones SA	36,914	$192,477
Empresas CMPC SA	281,711	441,826
Empresas Copec SA	110,962	868,915
Enel Americas SA	3,242,327	308,058
Enel Chile SA	5,627,525	461,837
Engie Energia Chile SA	71,134	106,278
Falabella SA	236,684	1,649,693
Inversiones Aguas Metropolitanas SA	443,727	504,079
Inversiones La Construccion SA	16,157	326,178
Latam Airlines Group SA	82,745,062	2,238,474
Lundin Mining Corp. (a)	182,101	3,919,007
Parque Arauco SA	215,960	716,214
Ripley Corp. SA	210,248	97,828
SMU SA	1,137,230	194,114
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	38,288	2,709,452
Vina Concha y Toro SA	181,562	206,418
		30,208,745
CHINA — 8.0%
360 Security Technology, Inc. Class A	223,600	357,827
361 Degrees International Ltd.	183,000	142,478
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	38,883
3SBio, Inc. (a)(e)	539,000	1,674,442
AAC Technologies Holdings, Inc.	225,000	1,127,385
Abbisko Cayman Ltd. (b)	100,000	167,148
Accelink Technologies Co. Ltd. Class A	13,200	132,285
ACM Research Shanghai, Inc. Class A	3,220	81,216
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	254,202
AECC Aviation Power Co. Ltd. Class A	35,700	204,739
Agricultural Bank of China Ltd. Class A	1,563,200	1,719,980
Agricultural Bank of China Ltd. Class H	7,363,000	5,467,738
Aier Eye Hospital Group Co. Ltd. Class A	114,544	180,187
Air China Ltd. Class A (b)	120,700	162,030
Airtac International Group	39,743	1,176,334
AK Medical Holdings Ltd. (a)(e)	142,000	103,989
Akeso, Inc. (a)(b)(e)	182,000	2,642,256
Alibaba Group Holding Ltd.	4,856,900	89,107,127
Alibaba Health Information Technology Ltd. (a)(b)	1,595,500	1,035,174
A-Living Smart City Services Co. Ltd. Class H (a)(e)	135,250	39,618
Alphamab Oncology (b)(e)	121,000	152,348
Aluminum Corp. of China Ltd. Class A	193,400	338,591
Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	1,740,000	$2,720,601
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	67,922
ANE Cayman, Inc.	171,000	259,680
Angel Yeast Co. Ltd. Class A	28,900	181,102
Angelalign Technology, Inc. (a)(e)	8,400	64,321
Anhui Conch Cement Co. Ltd. Class A	41,600	130,284
Anhui Conch Cement Co. Ltd. Class H (a)	406,500	1,153,147
Anhui Expressway Co. Ltd. Class H (a)	114,000	191,574
Anhui Gujing Distillery Co. Ltd. Class A	6,000	113,984
Anhui Gujing Distillery Co. Ltd. Class B	31,664	355,348
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (b)	32,100	227,645
Anker Innovations Technology Co. Ltd. Class A	10,140	166,178
ANTA Sports Products Ltd.	350,200	3,624,155
Ascentage Pharma Group International (b)(e)	67,300	451,779
AsiaInfo Technologies Ltd. (a)(e)	76,000	73,818
Atour Lifestyle Holdings Ltd. ADR	9,000	354,600
Autohome, Inc. ADR	21,000	467,460
Avary Holding Shenzhen Co. Ltd. Class A	70,000	507,253
AviChina Industry & Technology Co. Ltd. Class H (a)	509,000	259,617
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	227,212
BAIC Motor Corp. Ltd. Class H (b)(e)	821,500	203,699
Baidu, Inc. Class A (b)	627,050	10,593,830
Bank of Beijing Co. Ltd. Class A	342,600	268,977
Bank of Chengdu Co. Ltd. Class A	77,900	179,908
Bank of China Ltd. Class A	1,052,100	863,693
Bank of China Ltd. Class H	19,464,000	11,153,008
Bank of Communications Co. Ltd. Class A	1,111,000	1,153,984
Bank of Communications Co. Ltd. Class H	2,381,000	1,973,078
Bank of Hangzhou Co. Ltd. Class A	58,900	128,940
Bank of Jiangsu Co. Ltd. Class A	407,780	607,585
Bank of Nanjing Co. Ltd. Class A	176,700	289,355
Bank of Ningbo Co. Ltd. Class A	72,840	293,136
Bank of Shanghai Co. Ltd. Class A	271,500	392,861
Baoshan Iron & Steel Co. Ltd. Class A	340,800	363,750

See accompanying notes to financial statements.
113

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Beijing Capital International Airport Co. Ltd. Class H (a)(b)	326,000	$115,598
Beijing Compass Technology Development Co. Ltd. Class A (b)	15,400	288,741
Beijing Enlight Media Co. Ltd. Class A	113,600	266,588
Beijing Enterprises Holdings Ltd.	156,000	637,749
Beijing Enterprises Water Group Ltd.	820,000	259,164
Beijing Fourth Paradigm Technology Co. Ltd. Class H (a)(b)	32,500	183,805
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	40,247
Beijing Kingsoft Office Software, Inc. Class A	5,556	244,426
Beijing New Building Materials PLC Class A	10,400	37,205
Beijing Roborock Technology Co. Ltd. Class A	3,731	81,281
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	196,643
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	32,607
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	104,453
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	12,292	79,141
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	162,016
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	474,054
Bestechnic Shanghai Co. Ltd. Class A	6,400	208,084
Bilibili, Inc. Class Z (a)(b)	62,260	1,543,002
Black Sesame International Holding Ltd. (a)(b)	40,400	100,072
Blue Moon Group Holdings Ltd. (e)	513,500	177,467
BOC Aviation Ltd. (e)	44,500	416,214
BOC Hong Kong Holdings Ltd.	1,005,500	5,092,415
BOE Technology Group Co. Ltd. Class A	738,800	445,612
BOE Varitronix Ltd. (a)	80,000	52,727
Bosideng International Holdings Ltd.	1,898,000	1,087,567
Brilliance China Automotive Holdings Ltd.	660,000	343,419
BYD Co. Ltd. Class A	99,300	1,390,210
BYD Co. Ltd. Class H	1,022,998	12,532,005
BYD Electronic International Co. Ltd. (a)	229,000	989,730
C&D International Investment Group Ltd.	238,047	478,632
Caitong Securities Co. Ltd. Class A	30,160	37,679
Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	$1,446,642
CanSino Biologics, Inc. Class H (b)(e)	40,200	180,354
CARsgen Therapeutics Holdings Ltd. (b)(e)	118,500	226,084
CGN Mining Co. Ltd.	1,135,000	450,588
CGN New Energy Holdings Co. Ltd.	158,000	50,545
CGN Power Co. Ltd. Class A	432,300	232,874
CGN Power Co. Ltd. Class H (e)	2,791,600	1,050,862
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	82,208
Changjiang Securities Co. Ltd. Class A	35,800	41,801
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	81,305
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	163,207
Chervon Holdings Ltd.	18,200	45,877
Chifeng Jilong Gold Mining Co. Ltd. Class A	86,400	386,698
China BlueChemical Ltd. Class H	204,000	63,426
China CITIC Bank Corp. Ltd. Class H	2,390,000	2,130,995
China Coal Energy Co. Ltd. Class H (a)	588,000	751,667
China Communications Services Corp. Ltd. Class H	458,000	263,614
China Conch Venture Holdings Ltd.	351,500	424,501
China Construction Bank Corp. Class A	646,500	859,536
China Construction Bank Corp. Class H	27,227,000	26,899,933
China CSSC Holdings Ltd. Class A	167,794	799,551
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	147,152
China East Education Holdings Ltd. (e)	63,000	53,744
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	231,406
China Education Group Holdings Ltd.	297,376	118,438
China Energy Engineering Corp. Ltd. Class A	587,300	197,731
China Everbright Bank Co. Ltd. Class A	708,700	354,353
China Everbright Environment Group Ltd. (a)	731,518	452,999
China Everbright Ltd. (a)	208,000	240,776
China Feihe Ltd. (e)	849,000	442,852
China Foods Ltd.	362,000	201,847
China Galaxy Securities Co. Ltd. Class A	115,800	260,801

See accompanying notes to financial statements.
114

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	1,126,800	$1,452,021
China Gas Holdings Ltd.	632,611	624,199
China Gold International Resources Corp. Ltd.	79,700	1,606,595
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	69,367
China Hongqiao Group Ltd.	794,000	3,327,588
China International Capital Corp. Ltd. Class A	23,600	118,339
China International Capital Corp. Ltd. Class H (e)	439,600	1,105,283
China Jinmao Holdings Group Ltd.	843,394	131,112
China Jushi Co. Ltd. Class A	25,717	63,003
China Lesso Group Holdings Ltd.	209,000	124,592
China Life Insurance Co. Ltd. Class A	28,900	188,390
China Life Insurance Co. Ltd. Class H	2,096,000	7,373,094
China Literature Ltd. (a)(b)(e)	86,400	366,091
China Longyuan Power Group Corp. Ltd. Class H	756,000	644,934
China Medical System Holdings Ltd. (a)	358,000	593,332
China Mengniu Dairy Co. Ltd.	863,000	1,653,155
China Merchants Bank Co. Ltd. Class A	344,700	2,079,079
China Merchants Bank Co. Ltd. Class H (a)	1,099,500	7,458,547
China Merchants Energy Shipping Co. Ltd. Class A	83,300	107,169
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	403,781
China Merchants Port Holdings Co. Ltd.	391,740	761,989
China Merchants Securities Co. Ltd. Class A	119,000	283,693
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	102,616
China Minsheng Banking Corp. Ltd. Class A	896,900	492,142
China Minsheng Banking Corp. Ltd. Class H	1,745,600	881,378
China Modern Dairy Holdings Ltd. (a)	574,000	119,468
China National Building Material Co. Ltd. Class H	1,502,954	988,646
China National Chemical Engineering Co. Ltd. Class A	71,900	77,566
China National Nuclear Power Co. Ltd. Class A	302,600	375,001
China National Software & Service Co. Ltd. Class A (b)	26,370	174,920
Security Description	Shares	Value
China Nonferrous Mining Corp. Ltd.	285,000	$540,085
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	672,643
China Oilfield Services Ltd. Class H	424,000	380,775
China Overseas Grand Oceans Group Ltd.	216,135	54,981
China Overseas Land & Investment Ltd.	1,039,000	1,635,222
China Overseas Property Holdings Ltd. (a)	280,000	162,600
China Pacific Insurance Group Co. Ltd. Class A	293,500	1,762,274
China Pacific Insurance Group Co. Ltd. Class H	709,600	3,209,086
China Petroleum & Chemical Corp. Class A	714,000	632,171
China Petroleum & Chemical Corp. Class H	6,478,000	3,886,717
China Power International Development Ltd. (a)	1,100,000	456,478
China Railway Group Ltd. Class A	272,800	211,441
China Railway Group Ltd. Class H	1,020,000	501,908
China Railway Signal & Communication Corp. Ltd. Class A	171,778	134,618
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	64,200	427,145
China Resources Beer Holdings Co. Ltd.	470,221	1,584,017
China Resources Building Materials Technology Holdings Ltd.	430,000	85,630
China Resources Gas Group Ltd.	233,900	679,748
China Resources Land Ltd.	867,333	3,030,957
China Resources Medical Holdings Co. Ltd. (a)	322,000	132,796
China Resources Microelectronics Ltd. Class A	31,302	237,054
China Resources Mixc Lifestyle Services Ltd. (e)	178,800	986,404
China Resources Pharmaceutical Group Ltd. (a)(e)	768,000	439,083
China Resources Power Holdings Co. Ltd. (a)	544,055	1,209,943
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	29,237	119,211
China Risun Group Ltd. (a)	122,000	35,424
China Ruyi Holdings Ltd. (a)(b)	2,243,200	631,157
China Shenhua Energy Co. Ltd. Class A	135,200	784,476

See accompanying notes to financial statements.
115

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
China Shenhua Energy Co. Ltd. Class H (a)	915,000	$4,561,187
China Southern Airlines Co. Ltd. Class A (b)	172,600	198,071
China State Construction Engineering Corp. Ltd. Class A	539,600	396,586
China State Construction International Holdings Ltd.	510,750	597,794
China Taiping Insurance Holdings Co. Ltd.	318,600	765,033
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	232,335
China Tobacco International HK Co. Ltd.	93,000	424,405
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	329,201
China Tower Corp. Ltd. Class H (e)	1,181,100	1,754,161
China Traditional Chinese Medicine Holdings Co. Ltd.	1,126,000	302,350
China Travel International Investment Hong Kong Ltd. (a)(b)	266,000	44,086
China United Network Communications Ltd. Class A	421,500	308,579
China Vanke Co. Ltd. Class A (b)	111,100	74,014
China Vanke Co. Ltd. Class H (a)(b)	500,600	210,955
China Water Affairs Group Ltd. (a)	126,000	84,178
China XD Electric Co. Ltd. Class A	175,800	229,196
China XLX Fertiliser Ltd.	86,000	99,441
China Yangtze Power Co. Ltd. Class A	500,600	1,950,059
China Zheshang Bank Co. Ltd. Class A	206,180	89,798
Chinasoft International Ltd. (a)	636,000	406,105
Chongqing Changan Automobile Co. Ltd. Class A	119,280	202,675
Chongqing Hongjiu Fruit Co. Ltd. Class H (b)(d)	71,700	4,007
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	174,736
Chongqing Rural Commercial Bank Co. Ltd. Class H	641,000	506,475
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	30,900	83,537
Chow Tai Fook Jewellery Group Ltd. (a)	796,400	1,267,732
CIMC Enric Holdings Ltd.	78,000	94,700
CITIC Ltd.	1,085,000	1,681,133
CITIC Securities Co. Ltd. Class A	150,285	618,154
CITIC Securities Co. Ltd. Class H	443,275	1,560,446
Security Description	Shares	Value
CITIC Telecom International Holdings Ltd.	395,000	$125,348
CMOC Group Ltd. Class A	183,600	526,078
CMOC Group Ltd. Class H	1,473,000	3,641,102
CNGR Advanced Material Co. Ltd. Class A	4,480	29,736
CNPC Capital Co. Ltd. Class A	102,900	141,525
COFCO Joycome Foods Ltd. (a)(b)	478,000	95,803
Consun Pharmaceutical Group Ltd.	144,000	289,351
Contemporary Amperex Technology Co. Ltd. Class A	71,220	3,747,342
Contemporary Amperex Technology Co. Ltd. Class H (a)	33,800	2,195,144
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	60,910
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	655,702
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	691,900	1,222,281
COSCO SHIPPING Ports Ltd. (a)	368,478	265,109
Country Garden Services Holdings Co. Ltd.	863,000	668,580
CRRC Corp. Ltd. Class A	331,200	323,610
CRRC Corp. Ltd. Class H	1,279,000	982,645
CSC Financial Co. Ltd. Class A	53,200	204,036
CSG Holding Co. Ltd. Class B	137,900	30,296
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	60,152
CSPC Pharmaceutical Group Ltd.	2,749,280	2,977,636
CStone Pharmaceuticals (b)(e)	228,500	154,711
Dalipal Holdings Ltd. (a)(b)	144,000	134,500
Daqin Railway Co. Ltd. Class A	189,500	140,090
Daqo New Energy Corp. ADR (b)	12,000	354,000
Deep Source Holdings Ltd. (a)(b)	750,000	67,450
Dongfang Electric Corp. Ltd. Class A	54,100	188,189
Dongfeng Motor Group Co. Ltd. Class H (b)	632,000	716,161
Dongyue Group Ltd.	444,000	617,213
DPC Dash Ltd. (b)	15,600	143,604
Duality Biotherapeutics, Inc. (a)(b)	4,100	157,078
East Buy Holding Ltd. (a)(b)(e)	116,000	267,068
East Money Information Co. Ltd. Class A	268,840	892,802
Eastroc Beverage Group Co. Ltd. Class A	9,570	366,610
Ecovacs Robotics Co. Ltd. Class A	3,400	39,300
Empyrean Technology Co. Ltd. Class A	4,200	63,981
ENN Energy Holdings Ltd.	216,700	1,926,593

See accompanying notes to financial statements.
116

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
ENN Natural Gas Co. Ltd. Class A	24,700	$73,464
Eoptolink Technology, Inc. Ltd. Class A	17,660	1,090,171
Eve Energy Co. Ltd. Class A	21,906	206,382
Everbright Securities Co. Ltd. Class A	35,500	89,259
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	1,180,046	449,706
Everest Medicines Ltd. (a)(b)(e)	73,000	346,829
Far East Horizon Ltd.	401,000	414,215
FIH Mobile Ltd. (a)(b)	29,700	74,369
FinVolution Group ADR	34,800	182,004
First Tractor Co. Ltd. Class H (a)	108,000	115,999
Flat Glass Group Co. Ltd. Class A (b)	16,900	37,941
Focus Media Information Technology Co. Ltd. Class A	239,900	253,306
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	554,821
Fosun International Ltd.	1,139,000	640,948
Founder Securities Co. Ltd. Class A	100,200	111,972
Foxconn Industrial Internet Co. Ltd. Class A	235,100	2,089,980
Fu Shou Yuan International Group Ltd. (a)	276,000	99,642
Fufeng Group Ltd.	357,000	361,426
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	327,564
Fuyao Glass Industry Group Co. Ltd. Class H (e)	161,600	1,395,198
GalaxyCore, Inc. Class A	18,062	38,660
Ganfeng Lithium Group Co. Ltd. Class A	22,280	200,745
Ganfeng Lithium Group Co. Ltd. Class H (a)(e)	125,000	834,297
GCL Technology Holdings Ltd. (a)(b)	7,080,000	964,193
GD Power Development Co. Ltd. Class A	239,700	173,080
GDS Holdings Ltd. Class A (a)(b)	287,100	1,243,049
Geely Automobile Holdings Ltd.	1,776,000	4,084,332
GEM Co. Ltd. Class A	32,900	39,405
Genertec Universal Medical Group Co. Ltd. (e)	93,000	71,093
Genscript Biotech Corp. (a)(b)	354,000	564,872
GF Securities Co. Ltd. Class A	104,500	329,671
Giant Biogene Holding Co. Ltd. (a)(e)	94,200	402,772
GigaDevice Semiconductor, Inc. Class A	6,928	212,655
GoerTek, Inc. Class A	48,100	197,983
Goldwind Science & Technology Co. Ltd. Class A	22,900	66,929
Goneo Group Co. Ltd. Class A	11,368	66,498
Gotion High-tech Co. Ltd. Class A	8,500	47,627
Security Description	Shares	Value
Great Wall Motor Co. Ltd. Class A	14,400	$46,687
Great Wall Motor Co. Ltd. Class H	828,000	1,627,597
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	274,858
Greentown China Holdings Ltd. (a)	261,000	284,020
Greentown Management Holdings Co. Ltd. (a)(e)	153,000	54,450
Greentown Service Group Co. Ltd.	280,000	168,716
Guangdong Haid Group Co. Ltd. Class A	22,500	178,518
Guangdong Investment Ltd.	908,000	792,101
Guanghui Energy Co. Ltd. Class A	204,300	144,006
Guangzhou Automobile Group Co. Ltd. Class A	198,200	231,708
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	37,246
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	178,285
Guosen Securities Co. Ltd. Class A	90,800	170,674
Guotai Haitong Securities Co. Ltd.	284,970	838,994
Guotai Haitong Securities Co. Ltd. Class H (e)	577,880	1,235,424
H World Group Ltd. ADR (a)	56,500	2,658,325
Haichang Ocean Park Holdings Ltd. (a)(b)(e)	486,000	28,410
Haidilao International Holding Ltd. (e)	466,000	853,151
Haier Smart Home Co. Ltd. Class A	74,500	278,470
Haier Smart Home Co. Ltd. Class H	670,600	2,091,883
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	132,147
Hainan Airport Infrastructure Co. Ltd. Class A	139,100	106,219
Hainan Meilan International Airport Co. Ltd. Class H (a)(b)	25,000	34,368
Haitian International Holdings Ltd.	158,000	449,834
Hangzhou First Applied Material Co. Ltd. Class A	30,951	61,902
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b)(e)	66,800	94,405
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	146,121
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	64,174
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	370,000	1,715,115
Harbin Electric Co. Ltd. Class H	248,000	529,870

See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
HBM Holdings Ltd. (b)(e)	148,000	$231,217
Health & Happiness H&H International Holdings Ltd.	69,000	116,308
Hello Group, Inc. ADR	33,300	218,115
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	97,602
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	387,193
Hengan International Group Co. Ltd.	154,000	552,014
Hengli Petrochemical Co. Ltd. Class A	99,100	319,877
Hengtong Optic-electric Co. Ltd. Class A	52,500	186,008
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	327,721
Hopson Development Holdings Ltd. (b)	253,204	97,267
Horizon Robotics (a)(b)	1,445,400	1,608,166
Hoshine Silicon Industry Co. Ltd. Class A	3,500	26,426
Hua Hong Semiconductor Ltd. Class H (b)(e)	208,000	1,985,533
Huadian Power International Corp. Ltd. Class A	84,700	60,188
Huadong Medicine Co. Ltd. Class A	20,060	113,377
Huafon Chemical Co. Ltd. Class A	33,800	53,267
Huaibei Mining Holdings Co. Ltd. Class A	25,800	41,066
Huaneng Power International, Inc. Class A	155,200	165,874
Huaneng Power International, Inc. Class H	1,170,000	861,322
Huangshan Tourism Development Co. Ltd. Class B	20,400	14,423
Huaqin Technology Co. Ltd. Class A	33,900	440,703
Huatai Securities Co. Ltd. Class A	90,300	305,185
Huatai Securities Co. Ltd. Class H (e)	360,000	870,457
Huaxia Bank Co. Ltd. Class A	152,200	149,803
Huayu Automotive Systems Co. Ltd. Class A	62,800	179,944
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	117,199
Hunan Valin Steel Co. Ltd. Class A	44,000	35,427
Hundsun Technologies, Inc. Class A	19,510	84,274
HUTCHMED China Ltd. (a)(b)	20,000	52,984
HUTCHMED China Ltd. ADR (a)(b)	21,100	281,263
Hwatsing Technology Co. Ltd. Class A	4,650	99,982
Security Description	Shares	Value
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(e)	73,600	$117,442
Hygon Information Technology Co. Ltd. Class A	39,948	1,284,355
IEIT Systems Co. Ltd. Class A	59,800	570,589
Iflytek Co. Ltd. Class A	35,600	256,495
Imeik Technology Development Co. Ltd. Class A	2,660	54,008
Industrial & Commercial Bank of China Ltd. Class A	997,400	1,133,157
Industrial & Commercial Bank of China Ltd. Class H	18,338,000	14,819,300
Industrial Bank Co. Ltd. Class A	381,600	1,151,369
Industrial Securities Co. Ltd. Class A	42,900	45,605
Ingenic Semiconductor Co. Ltd. Class A	8,200	124,575
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	892,200	304,219
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	282,301
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	151,576
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	371,229
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	663,343
InnoCare Pharma Ltd. Class H (b)(e)	228,000	360,301
Innovent Biologics, Inc. (b)(e)	423,500	4,148,760
Inspur Digital Enterprise Technology Ltd.	142,000	121,868
iQIYI, Inc. ADR (a)(b)	125,100	240,192
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	57,759
JA Solar Technology Co. Ltd. Class A (b)	34,160	56,036
JCET Group Co. Ltd. Class A	57,900	305,097
JD Health International, Inc. (b)(e)	315,350	2,248,593
JD Logistics, Inc. (b)(e)	525,400	770,870
JD.com, Inc. Class A	687,054	9,850,996
JF SmartInvest Holdings Ltd.	39,500	249,175
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	75,300	117,482
Jiangsu Expressway Co. Ltd. Class H	608,000	780,358
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	212,074
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	1,143,820
Jiangsu Hoperun Software Co. Ltd. Class A	25,200	178,712
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	97,664
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	158,378

See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	$399,073
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	64,641
Jiangxi Copper Co. Ltd. Class A	32,700	257,292
Jiangxi Copper Co. Ltd. Class H	557,000	3,068,563
Jinan Acetate Chemical Co. Ltd. (a)	150,810	249,106
Jinchuan Group International Resources Co. Ltd. (a)(b)(d)	832,000	34,206
Jinko Solar Co. Ltd. Class A (b)	79,291	64,069
JinkoSolar Holding Co. Ltd. ADR	9,100	234,871
Jinxin Fertility Group Ltd. (a)(b)(e)	455,500	139,281
JNBY Design Ltd.	41,500	103,597
JOYY, Inc. ADR	7,400	479,224
Kanzhun Ltd. ADR	101,600	2,070,608
KE Holdings, Inc. ADR (a)	189,700	2,989,672
Keymed Biosciences, Inc. (b)(e)	72,500	497,864
Kinetic Development Group Ltd.	998,000	171,815
Kingboard Holdings Ltd.	162,000	611,077
Kingdee International Software Group Co. Ltd. (b)	960,000	1,639,160
Kingsoft Cloud Holdings Ltd. (a)(b)	124,000	87,781
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	32,200	332,948
Kingsoft Corp. Ltd. (a)	266,400	973,394
KLN Logistics Group Ltd.	101,500	92,456
Kuaishou Technology (e)	756,300	6,213,835
Kuang-Chi Technologies Co. Ltd. Class A (b)	76,900	537,202
Kunlun Energy Co. Ltd.	1,042,000	994,676
Kunlun Tech Co. Ltd. Class A (b)	14,200	84,834
Kweichow Moutai Co. Ltd. Class A	21,000	4,143,408
Laopu Gold Co. Ltd. Class H (a)	7,600	603,430
LB Group Co. Ltd. Class A	11,000	30,857
Lee & Man Paper Manufacturing Ltd. (a)	156,000	56,119
Legend Holdings Corp. Class H (b)(e)	129,200	147,401
Lenovo Group Ltd.	2,146,000	2,553,088
Lens Technology Co. Ltd. Class A	158,300	686,501
Lepu Biopharma Co. Ltd. Class H (b)(e)	299,000	190,921
Li Auto, Inc. Class A (a)(b)	382,000	3,182,720
Li Ning Co. Ltd.	657,500	1,577,121
Lifetech Scientific Corp. (a)(b)	1,054,000	211,247
Lingbao Gold Group Co. Ltd. Class H (a)	234,000	538,439
Lingyi iTech Guangdong Co. Class A	50,400	112,209
Longfor Group Holdings Ltd. (a)(e)	567,687	624,321
Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A (b)	86,492	$225,525
Lonking Holdings Ltd.	174,000	66,171
Loongson Technology Corp. Ltd. Class A (b)	8,995	170,249
Lufax Holding Ltd. ADR (b)	97,650	249,984
Luxshare Precision Industry Co. Ltd. Class A	142,268	1,155,885
Luye Pharma Group Ltd. (a)(b)(e)	416,000	146,443
Luzhou Laojiao Co. Ltd. Class A	18,500	308,035
Mango Excellent Media Co. Ltd. Class A	9,700	33,936
Maoyan Entertainment (a)(e)	41,600	37,092
Maxscend Microelectronics Co. Ltd. Class A	4,000	46,694
Medlive Technology Co. Ltd. (e)	94,000	117,145
Meitu, Inc. (a)(e)	1,011,500	909,681
Meituan Class B (b)(e)	1,402,210	18,609,661
Metallurgical Corp. of China Ltd. Class A	364,100	154,926
MicroPort NeuroScientific Corp.	71,000	99,246
Microport Scientific Corp. (a)(b)	220,108	305,977
Midea Group Co. Ltd. Class A	94,500	1,058,056
Midea Group Co. Ltd. Class H	77,400	844,752
Ming Yuan Cloud Group Holdings Ltd. (a)	94,000	39,733
MINISO Group Holding Ltd.	81,800	382,543
MINISO Group Holding Ltd. ADR (a)	21,700	406,875
Minth Group Ltd.	324,000	1,320,393
MMG Ltd. (b)	1,282,400	1,444,935
Mobvista, Inc. (b)(e)	168,000	329,805
Montage Technology Co. Ltd. Class A	9,953	167,976
Muyuan Foods Co. Ltd. Class A	92,323	669,016
NARI Technology Co. Ltd. Class A	168,028	541,160
National Silicon Industry Group Co. Ltd. Class A (b)	75,121	232,898
NAURA Technology Group Co. Ltd. Class A	13,230	870,154
NetDragon Websoft Holdings Ltd.	53,500	71,828
NetEase Cloud Music, Inc. (a)(b)(e)	25,650	612,950
NetEase, Inc.	490,500	13,523,646
New China Life Insurance Co. Ltd. Class A	25,600	255,635
New China Life Insurance Co. Ltd. Class H	266,600	1,861,593
New Hope Liuhe Co. Ltd. Class A	192,400	254,146
New Oriental Education & Technology Group, Inc.	395,500	2,146,325
Newborn Town, Inc. (b)	264,000	379,541
Nexteer Automotive Group Ltd.	160,000	131,766

See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Ningbo Deye Technology Co. Ltd. Class A	10,584	$130,709
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	90,738
Ningbo Tuopu Group Co. Ltd. Class A	23,925	264,548
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	300,920
NIO, Inc. Class A (a)(b)	536,520	2,823,390
Noah Holdings Ltd. ADR	9,000	90,360
Nongfu Spring Co. Ltd. Class H (e)	547,600	3,295,379
OFILM Group Co. Ltd. Class A (b)	35,200	53,557
OmniVision Integrated Circuits Group, Inc.	10,935	197,239
Onewo, Inc. Class H	61,400	145,227
Orient Securities Co. Ltd. Class A	104,928	163,857
OSL Group Ltd. (a)(b)	187,500	409,520
PDD Holdings, Inc. ADR (b)	200,000	22,678,000
People's Insurance Co. Group of China Ltd. Class A	77,000	98,733
People's Insurance Co. Group of China Ltd. Class H	2,946,000	2,554,828
PetroChina Co. Ltd. Class A	298,300	444,889
PetroChina Co. Ltd. Class H	5,944,000	6,399,527
Pharmaron Beijing Co. Ltd. Class A	54,800	223,206
PICC Property & Casualty Co. Ltd. Class H	1,957,700	4,114,855
Ping An Bank Co. Ltd. Class A	278,300	454,932
Ping An Healthcare & Technology Co. Ltd. (a)(b)(e)	345,400	624,813
Ping An Insurance Group Co. of China Ltd. Class A	241,090	2,362,561
Ping An Insurance Group Co. of China Ltd. Class H (a)	1,859,500	15,564,518
Piotech, Inc. Class A	4,559	215,542
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	118,855
Poly Property Group Co. Ltd. (a)	196,120	50,394
Poly Property Services Co. Ltd. Class H	13,800	56,523
Pop Mart International Group Ltd. (a)(e)	151,400	3,651,028
Postal Savings Bank of China Co. Ltd. Class A	334,800	261,414
Postal Savings Bank of China Co. Ltd. Class H (e)	2,866,000	1,958,903
Power Construction Corp. of China Ltd. Class A	262,500	195,560
Prosus NV	370,613	23,003,842
Q Technology Group Co. Ltd.	151,000	163,348
Qfin Holdings, Inc. ADR	30,800	593,516
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	374,394
Security Description	Shares	Value
Radiance Holdings Group Co. Ltd. (a)(b)	99,000	$23,403
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	187,600
Remegen Co. Ltd. Class H (b)(e)	76,500	707,651
REPT BATTERO Energy Co. Ltd. Class H (a)(b)	72,800	124,303
RLX Technology, Inc. ADR	89,100	207,603
RoboSense Technology Co. Ltd. (a)(b)	62,000	291,540
Rockchip Electronics Co. Ltd. Class A	5,500	140,480
Rongsheng Petrochemical Co. Ltd. Class A	157,550	264,316
SAIC Motor Corp. Ltd. Class A	168,400	367,201
Sailun Group Co. Ltd. Class A	11,700	27,121
Sanan Optoelectronics Co. Ltd. Class A	59,300	120,045
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	277,040
Sany Heavy Industry Co. Ltd. Class A	99,800	302,119
Sasseur Real Estate Investment Trust	189,800	100,361
Satellite Chemical Co. Ltd. Class A	24,680	62,514
SDIC Capital Co. Ltd. Class A	78,900	86,474
SDIC Power Holdings Co. Ltd. Class A	88,700	166,727
Seazen Group Ltd. (a)(b)	491,333	129,406
Seres Group Co. Ltd. Class A	40,000	693,185
SF Holding Co. Ltd. Class A	68,300	374,968
SG Micro Corp. Class A	8,196	80,598
Shaanxi Coal Industry Co. Ltd. Class A	123,100	376,004
Shandong BoAn Biotechnology Co. Ltd. Class H (b)	95,400	104,672
Shandong Gold Mining Co. Ltd. Class A	88,500	490,811
Shandong Gold Mining Co. Ltd. Class H (a)(e)	235,500	1,046,868
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	105,500	1,277,345
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	61,465
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	63,358
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	265,811
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	352,145
Shanghai Baosight Software Co. Ltd. Class A	52,080	154,525
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,792	73,825

See accompanying notes to financial statements.
120

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Shanghai Chicmax Cosmetic Co. Ltd. Class H	10,200	$95,402
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	66,815
Shanghai Conant Optical Co. Ltd. Class H (a)	82,500	572,365
Shanghai Electric Group Co. Ltd. Class A (b)	276,000	340,455
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	85,011
Shanghai Henlius Biotech, Inc. Class H (b)(e)	20,500	150,257
Shanghai Industrial Holdings Ltd.	53,000	97,985
Shanghai International Airport Co. Ltd. Class A	18,700	87,767
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	63,222
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	98,580
Shanghai MicroPort MedBot Group Co. Ltd. Class H (b)	117,500	366,834
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	65,504
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	771,179
Shanghai Putailai New Energy Technology Group Co. Ltd.	29,232	114,500
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	413,647
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	312,641
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	185,428
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	288,685
Shanjin International Gold Co. Ltd. Class A	109,000	379,941
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	119,093
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	116,310
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	414,740
Shengyi Technology Co. Ltd. Class A	55,900	571,898
Shennan Circuits Co. Ltd. Class A	12,428	413,599
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	169,577
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	331,864
Shenzhen International Holdings Ltd. (a)	291,916	324,414
Shenzhen Investment Ltd. (a)(b)	724,301	73,514
Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	$433,836
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	69,306
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	51,112
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	129,335
Shenzhou International Group Holdings Ltd.	228,500	1,796,647
Shoucheng Holdings Ltd.	712,000	193,928
Shougang Fushan Resources Group Ltd.	1,244,133	468,338
Shui On Land Ltd.	328,000	29,077
Sichuan Biokin Pharmaceutical Co. Ltd. Class A (b)	13,148	608,617
Sichuan Changhong Electric Co. Ltd. Class A	217,000	282,910
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	152,742
Sichuan Expressway Co. Ltd. Class H	20,000	13,439
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (b)	12,300	619,780
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	78,631
Sihuan Pharmaceutical Holdings Group Ltd. (a)	463,000	73,166
Silergy Corp.	89,000	542,432
Silvercorp Metals, Inc. (a)	52,400	438,849
Simcere Pharmaceutical Group Ltd. (e)	178,000	273,741
Sino Biopharmaceutical Ltd.	2,997,000	2,379,580
Sinopec Engineering Group Co. Ltd. Class H	563,000	554,067
Sinopec Kantons Holdings Ltd. (a)	120,000	66,911
Sinopharm Group Co. Ltd. Class H	404,000	1,009,027
Sinotruk Hong Kong Ltd.	174,000	617,445
SITC International Holdings Co. Ltd.	387,000	1,385,215
Smoore International Holdings Ltd. (a)(e)	613,000	937,988
Spring Airlines Co. Ltd. Class A	11,800	100,588
Sun Art Retail Group Ltd.	1,572,000	349,401
Sunac China Holdings Ltd. (a)(b)	3,182,000	535,546
Sunac Services Holdings Ltd. (a)(e)	325,000	58,457
Sungrow Power Supply Co. Ltd. Class A	38,580	945,383
Sunny Optical Technology Group Co. Ltd.	196,600	1,655,699
Sunshine Lake Pharma Co. Ltd. Class H (a)(b)	10,227	59,915

See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Sunwoda Electronic Co. Ltd. Class A	18,900	$70,808
SUPCON Technology Co. Ltd. Class A	22,030	155,726
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	47,500	576,061
Suzhou TFC Optical Communication Co. Ltd. Class A	11,172	324,967
SY Holdings Group Ltd.	92,500	129,180
TAL Education Group ADR (b)	108,900	1,188,099
TBEA Co. Ltd. Class A	146,900	467,642
TCL Electronics Holdings Ltd.	337,000	449,420
TCL Technology Group Corp. Class A	153,890	100,095
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (b)	81,375	99,912
Tencent Holdings Ltd.	1,816,500	139,793,602
Tencent Music Entertainment Group ADR	161,500	2,831,095
Tiangong International Co. Ltd. (a)	1,110,000	439,237
Tianli International Holdings Ltd. (a)	430,000	131,483
Tianneng Power International Ltd.	606,000	552,006
Tianqi Lithium Corp. Class A (b)	15,200	120,599
Tianshui Huatian Technology Co. Ltd. Class A	237,400	373,108
Tingyi Cayman Islands Holding Corp.	480,000	727,076
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	28,896
Tongcheng Travel Holdings Ltd.	440,000	1,268,530
TongFu Microelectronics Co. Ltd. Class A	89,900	485,567
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	298,694
Tongwei Co. Ltd. Class A (b)	46,800	137,585
Topsports International Holdings Ltd. (e)	463,000	173,101
Towngas Smart Energy Co. Ltd. (a)	104,722	51,934
TravelSky Technology Ltd. Class H	209,000	276,035
Trina Solar Co. Ltd. Class A (b)	19,751	46,831
Trip.com Group Ltd.	174,850	12,445,160
Tsingtao Brewery Co. Ltd. Class A	9,200	80,665
Tsingtao Brewery Co. Ltd. Class H	182,000	1,139,210
Tuhu Car, Inc. (a)(b)(e)	70,000	145,153
Tuya, Inc. ADR	50,200	105,922
UBTech Robotics Corp. Ltd. Class H (b)	38,250	620,669
Security Description	Shares	Value
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	$130,060
Unisplendour Corp. Ltd. Class A	53,180	187,427
Up Fintech Holding Ltd. ADR (b)	42,900	410,124
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (b)	9,723	190,798
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	959,980
Vipshop Holdings Ltd. ADR	86,000	1,521,340
Vnet Group, Inc. ADR (a)(b)	49,200	416,232
VSTECS Holdings Ltd.	136,000	136,288
Wanguo Gold Group Ltd.	368,000	360,743
Wanhua Chemical Group Co. Ltd. Class A	41,400	454,810
Want Want China Holdings Ltd.	1,765,000	1,052,174
Weibo Corp. ADR (a)	20,110	205,524
Weichai Power Co. Ltd. Class A	79,100	194,918
Weichai Power Co. Ltd. Class H	575,000	1,392,529
Weimob, Inc. (a)(b)(e)	1,059,000	250,345
WellCell Holdings Co. Ltd. (a)(b)	100,000	172,159
Wens Foodstuff Group Co. Ltd. Class A	85,960	207,882
West China Cement Ltd. (a)	262,000	104,349
Western Securities Co. Ltd. Class A	30,800	34,816
Western Superconducting Technologies Co. Ltd. Class A	35,591	380,286
Wharf Holdings Ltd. (a)	254,000	709,444
Wilmar International Ltd.	545,900	1,307,443
Wingtech Technology Co. Ltd. Class A (b)	15,500	82,786
Wuhan Guide Infrared Co. Ltd. Class A (b)	60,642	127,453
Wuliangye Yibin Co. Ltd. Class A	68,000	1,032,088
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	142,791
WuXi AppTec Co. Ltd. Class A	50,900	660,976
WuXi AppTec Co. Ltd. Class H (e)	80,403	1,019,564
Wuxi Biologics Cayman, Inc. (b)(e)	939,000	3,792,916
WuXi XDC Cayman, Inc. (b)	66,000	515,128
XCMG Construction Machinery Co. Ltd. Class A	112,400	186,476
XD, Inc.	99,000	824,841
Xiamen Tungsten Co. Ltd. Class A	89,400	525,901
Xiaomi Corp. Class B (b)(e)	4,831,200	24,393,417
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	86,830
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	21,185	81,402
Xinte Energy Co. Ltd. Class H (b)	84,800	80,077
Xinyi Energy Holdings Ltd. (a)	141,148	19,948
Xinyi Glass Holdings Ltd. (a)	377,528	401,125
Xinyi Solar Holdings Ltd. (a)	1,082,138	412,918

See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
XPeng, Inc. Class A (a)(b)	341,200	$3,478,412
XtalPi Holdings Ltd. (b)	416,000	505,603
Xtep International Holdings Ltd.	299,195	204,115
XXF Group Holdings Ltd. (a)(b)	240,000	246,367
Yadea Group Holdings Ltd. (e)	363,870	531,535
Yangzijiang Shipbuilding Holdings Ltd.	734,000	1,986,252
Yankuang Energy Group Co. Ltd. Class A	126,815	238,915
Yankuang Energy Group Co. Ltd. Class H	835,800	1,033,005
Yanlord Land Group Ltd. (a)(b)	128,800	70,109
Yantai Changyu Pioneer Wine Co. Ltd. Class B	36,300	37,450
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	573,341
Yealink Network Technology Corp. Ltd. Class A	42,460	216,864
Yidu Tech, Inc. (a)(b)(e)	367,000	247,543
Yihai International Holding Ltd. (a)	111,000	179,688
Yixin Group Ltd. (a)(e)	1,099,500	361,627
Yonghui Superstores Co. Ltd. Class A (b)	402,800	270,651
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	98,463
Youngor Fashion Co. Ltd. Class A	208,500	227,022
YTO Express Group Co. Ltd. Class A	44,600	104,919
Yuexiu Property Co. Ltd. (a)	397,540	202,256
Yuexiu Transport Infrastructure Ltd.	208,000	126,401
Yum China Holdings, Inc.	103,500	4,901,407
Yunnan Aluminium Co. Ltd. Class A	41,400	194,783
Yunnan Baiyao Group Co. Ltd. Class A	12,880	104,738
Yunnan Yuntianhua Co. Ltd. Class A	19,100	91,423
Yutong Bus Co. Ltd. Class A	34,500	161,627
Zai Lab Ltd. (b)	112,800	197,818
Zai Lab Ltd. ADR (a)(b)	17,795	313,904
Zangge Mining Co. Ltd. Class A	101,600	1,228,525
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	176,519
Zhaojin Mining Industry Co. Ltd. Class H	450,500	1,779,196
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	151,960
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	138,652
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	134,589
Zhejiang Expressway Co. Ltd. Class H	452,640	416,963
Security Description	Shares	Value
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	$184,734
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	108,461
Zhejiang Juhua Co. Ltd. Class A	28,100	154,672
Zhejiang Leapmotor Technology Co. Ltd. Class H (b)(e)	161,900	1,011,316
Zhejiang NHU Co. Ltd. Class A	74,948	270,480
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	172,746
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	85,085
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	95,171
Zheshang Securities Co. Ltd. Class A	21,700	33,607
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)(e)	384,600	795,043
Zhongji Innolight Co. Ltd. Class A	19,500	1,704,167
Zhongjin Gold Corp. Ltd. Class A	58,800	196,788
Zhongsheng Group Holdings Ltd.	193,000	288,130
Zhongtai Securities Co. Ltd. Class A	72,500	67,515
Zhongyu Energy Holdings Ltd. (a)	146,000	51,771
Zhou Hei Ya International Holdings Co. Ltd. (e)	202,000	42,562
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	15,343
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	588,696
Zijin Mining Group Co. Ltd. Class A	326,400	1,611,904
Zijin Mining Group Co. Ltd. Class H (a)	1,688,000	7,733,549
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	108,061
ZTE Corp. Class A	55,000	298,168
ZTE Corp. Class H (a)	220,000	767,110
ZTO Express Cayman, Inc.	133,300	2,779,545
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (e)	37,000	109,809
		867,937,296
COLOMBIA — 0.0% *
Aris Mining Corp. (b)	40,600	659,315
Cementos Argos SA	186,255	530,520
Grupo Argos SA	2,964	13,323
Grupo Cibest SA	71,291	1,305,938
Grupo Cibest SA ADR	5,003	318,241
Grupo de Inversiones Suramericana SA	4,098	58,580
Interconexion Electrica SA ESP	116,011	757,310
		3,643,227

See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a)(b)	212,400	$2,418,796
CZECH REPUBLIC — 0.0% *
CEZ AS	37,903	2,384,873
Colt CZ Group SE	2,481	89,324
Komercni Banka AS	17,471	986,384
Moneta Money Bank AS (e)	76,336	717,311
Philip Morris CR AS	128	115,179
		4,293,071
DENMARK — 1.2%
AL Sydbank	13,825	1,239,111
ALK-Abello AS (b)	34,792	1,250,621
Alm Brand AS	225,793	671,031
Ambu AS Class B	49,672	687,329
Bavarian Nordic AS (b)	23,814	714,652
Better Collective AS (a)(b)	8,665	107,810
Cadeler AS (b)	60,220	286,806
Carlsberg AS Class B	26,038	3,419,545
cBrain AS	2,930	51,877
Cementir Holding NV (a)	10,780	237,766
Chemometec AS	4,698	507,874
Coloplast AS Class B	34,962	3,003,843
D/S Norden AS	8,017	317,675
Danske Bank AS	188,182	9,427,446
Demant AS (b)	23,410	792,162
Dfds AS (b)	10,740	161,532
DSV AS	57,331	14,559,023
FLSmidth & Co. AS	11,518	805,949
Genmab AS (b)	18,910	6,027,198
GN Store Nord AS (b)	35,890	602,437
Gubra AS	2,713	220,765
H Lundbeck AS	75,388	511,628
ISS AS	39,319	1,342,865
Jyske Bank AS	11,985	1,644,272
Matas AS	12,409	243,903
Netcompany Group AS (b)(e)	11,321	637,291
NKT AS (b)	14,195	1,782,299
Novo Nordisk AS Class B	907,287	46,401,518
Novonesis Novozymes B Class B	98,228	6,298,726
NTG Nordic Transport Group AS (b)	2,507	74,663
Orsted AS (b)(e)	140,778	2,708,376
Pandora AS	24,217	2,694,501
Per Aarsleff Holding AS	4,610	633,552
Ringkjoebing Landbobank AS	7,114	1,720,443
Rockwool AS Class B	25,050	887,834
Royal Unibrew AS	13,372	1,207,971
Scandinavian Tobacco Group AS (e)	12,600	189,210
Schouw & Co. AS	3,570	369,934
Tryg AS	92,404	2,419,219
Vestas Wind Systems AS	281,933	7,687,147
Security Description	Shares	Value
Zealand Pharma AS (b)	17,754	$1,302,042
		125,849,846
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	543,692	1,174,010
Eastern Co. SAE	280,787	218,390
EFG Holding SAE (b)	146,048	76,300
E-Finance for Digital & Financial Investments	126,688	49,108
Talaat Moustafa Group	131,579	220,678
Telecom Egypt Co.	60,241	83,062
		1,821,548
FAEROE ISLANDS — 0.0% *
Bakkafrost P	14,842	759,989
FINLAND — 0.7%
Citycon OYJ (b)	19,217	89,962
Elisa OYJ	40,904	1,813,019
Finnair OYJ (a)	51,154	188,765
Fortum OYJ	127,026	2,712,197
Harvia OYJ	3,684	185,614
Hiab OYJ	10,055	584,787
Huhtamaki OYJ	25,806	901,356
Kalmar OYJ Class B	10,055	478,741
Kemira OYJ	31,779	730,782
Kempower OYJ (b)	5,722	102,618
Kesko OYJ Class B (a)	75,064	1,697,060
Kojamo OYJ (a)(b)	37,077	445,466
Kone OYJ Class B	95,751	6,810,263
Konecranes OYJ	17,918	1,976,013
Mandatum OYJ	122,767	992,561
Marimekko OYJ	8,480	128,874
Metsa Board OYJ Class B (a)	32,480	118,711
Metso OYJ	176,037	3,097,066
Neste OYJ	114,709	2,614,916
Nokia OYJ	1,478,883	9,677,867
Nokian Renkaat OYJ (a)	34,104	379,106
Nordea Bank Abp (a)(c)	657,531	12,406,985
Nordea Bank Abp (c)	222,223	4,198,023
Orion OYJ Class B	30,687	2,293,969
Outokumpu OYJ	178,236	937,796
Puuilo OYJ	18,546	276,188
QT Group OYJ (a)(b)	5,211	201,595
Revenio Group OYJ	6,933	182,391
Sampo OYJ Class A (c)	628,715	7,627,617
Sampo OYJ Class A (c)	53,370	648,537
Stora Enso OYJ Class R (a)	154,890	1,947,353
TietoEVRY OYJ (a)	29,125	625,967
Tokmanni Group Corp. (a)	9,924	90,095
UPM-Kymmene OYJ	148,769	4,331,354
Valmet OYJ (a)	39,281	1,306,965
Wartsila OYJ Abp	137,193	4,898,242
YIT OYJ (a)(b)	22,823	83,684
		77,782,505

See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
FRANCE — 5.1%
Accor SA	55,472	$3,141,491
Aeroports de Paris SA	9,143	1,196,213
Air France-KLM (b)	33,471	454,621
Air Liquide SA	163,855	30,840,369
Airbus SE	166,012	38,682,620
Alstom SA (b)	97,976	2,896,261
Altarea SCA REIT	1,444	185,871
Alten SA	8,918	758,823
Amundi SA (e)	16,428	1,362,147
Antin Infrastructure Partners SA	8,410	111,612
Arkema SA	15,391	942,662
Assystem SA	1,654	82,946
Aubay	3,025	202,860
AXA SA	488,985	23,522,865
Beneteau SACA	8,515	83,054
BioMerieux	10,936	1,416,670
BNP Paribas SA	280,106	26,577,538
Bollore SE	215,725	1,214,600
Bouygues SA	53,649	2,794,409
Bureau Veritas SA	97,174	3,101,946
Canal & SA	199,610	715,782
Capgemini SE	42,057	7,026,277
Carmila SA REIT (b)	16,368	326,798
Carrefour SA	166,850	2,788,469
Cie de Saint-Gobain SA	126,533	12,922,843
Cie des Alpes	5,732	170,655
Cie Generale des Etablissements Michelin SCA	188,877	6,279,914
Clariane SE (b)	28,166	130,135
Coface SA	29,757	548,686
Covivio SA REIT	14,878	989,872
Credit Agricole SA	298,471	6,151,967
Danone SA	182,145	16,424,800
Dassault Aviation SA	5,182	1,666,347
Dassault Systemes SE	188,656	5,282,161
Derichebourg SA	21,744	173,526
Edenred SE	67,625	1,501,874
Eiffage SA	18,508	2,660,576
Elior Group SA (b)(e)	27,606	88,901
Elis SA	44,696	1,273,486
Emeis SA (b)	17,828	300,043
Engie SA	514,536	13,542,297
Equasens	1,458	77,056
Eramet SA	1,844	124,852
EssilorLuxottica SA	85,272	27,029,877
Etablissements Maurel et Prom SA	19,383	125,773
Eurazeo SE	10,839	678,502
Eutelsat Communications SACA (a)(b)	61,569	123,360
Exail Technologies SA (b)	3,409	326,302
Exosens SAS	7,063	401,900
FDJ UNITED	28,821	799,510
Fnac Darty SA	3,252	110,569
Forvia SE (b)(c)	36,003	575,905
Security Description	Shares	Value
Forvia SE (a)(b)(c)	5,581	$89,798
Gaztransport Et Technigaz SA	10,514	1,933,724
Gecina SA REIT	12,422	1,180,252
Getlink SE	85,626	1,581,864
Hermes International SCA	8,922	22,235,266
ICADE REIT	9,048	233,781
ID Logistics Group SACA (b)	864	417,052
Imerys SA	7,600	213,684
Interparfums SA	6,624	196,200
Ipsen SA	10,176	1,422,194
IPSOS SA	9,783	393,635
JCDecaux SE	17,112	311,105
Kaufman & Broad SA	3,405	119,570
Kering SA	20,971	7,413,450
Klepierre SA REIT	60,917	2,413,895
Legrand SA	73,878	11,040,981
LISI SA	3,302	205,924
L'Oreal SA	68,106	29,323,281
Louis Hachette Group	199,610	366,417
LVMH Moet Hennessy Louis Vuitton SE	70,033	53,051,440
Manitou BF SA	1,060	24,027
Mercialys SA REIT	24,762	321,062
Mersen SA	8,155	228,427
Metropole Television SA	7,157	102,379
Nexans SA	9,915	1,464,900
Nexity SA (b)	9,699	102,234
North Atlantic Energies	598	30,537
Opmobility	15,366	288,204
Orange SA	524,421	8,745,873
Pernod Ricard SA	56,854	4,881,049
Peugeot Invest SA	1,756	156,325
Pierre Et Vacances SA (b)	37,390	82,117
Planisware SA	4,180	115,857
Publicis Groupe SA	64,478	6,710,858
Quadient SA	7,279	123,787
Remy Cointreau SA	7,704	331,517
Renault SA	52,431	2,181,079
Rexel SA	63,527	2,506,127
Rubis SCA	22,138	833,560
Safran SA	100,596	35,136,331
Sartorius Stedim Biotech	8,265	2,038,435
SCOR SE	45,725	1,543,388
SEB SA	3,499	202,593
Seche Environnement SACA	636	54,826
Societe BIC SA	6,132	370,889
Societe Generale SA	195,822	15,804,449
Sodexo SA	23,377	1,199,789
SOITEC (b)	7,067	192,473
Sopra Steria Group	4,064	737,901
SPIE SA	40,337	2,333,634
Technip Energies NV	36,094	1,376,847
Teleperformance SE	15,304	1,111,499
Television Francaise 1 SA	11,946	116,870
Thales SA	25,815	6,967,178
TotalEnergies SE	561,541	36,661,723

See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Trigano SA	2,295	$472,497
Ubisoft Entertainment SA (b)	25,853	195,599
Unibail-Rodamco-Westfield REIT (b)	34,421	3,749,894
Valeo SE	58,068	793,484
Vallourec SACA	43,266	797,268
Veolia Environnement SA	177,387	6,191,635
Vicat SACA	3,900	348,107
Vinci SA	139,319	19,642,974
Virbac SACA	1,106	464,372
Vivendi SE (b)	199,610	554,666
Voltalia SA (b)	17,228	157,618
VusionGroup	2,688	644,644
Wavestone	2,248	146,793
Wendel SE	6,922	668,249
Worldline SA (b)(e)	55,280	101,411
		555,060,061
GEORGIA — 0.0% *
Georgia Capital PLC (b)	9,000	375,269
Lion Finance Group PLC	9,416	1,177,843
TBC Bank Group PLC	12,346	674,203
		2,227,315
GERMANY — 5.5%
1&1 AG	6,659	193,562
Adesso SE	956	99,590
adidas AG	48,173	9,564,309
AIXTRON SE	27,546	559,841
Allianz SE	109,383	50,165,552
AlzChem Group AG	2,017	367,174
Aroundtown SA (b)	196,392	610,768
Atoss Software SE	2,539	344,115
Aumovio SE (b)	14,876	750,210
Aurubis AG	8,374	1,221,488
Auto1 Group SE (b)	40,264	1,290,964
BASF SE	251,434	13,120,037
Bayer AG	276,760	12,029,765
Bayerische Motoren Werke AG	79,039	8,645,944
Bayerische Motoren Werke AG Preference Shares	14,776	1,587,862
Bechtle AG	21,793	1,117,981
Beiersdorf AG	28,829	3,171,839
Bilfinger SE	11,448	1,444,005
Brenntag SE	33,111	1,927,251
CANCOM SE	8,623	269,892
Carl Zeiss Meditec AG	9,444	443,660
Ceconomy AG (b)	43,948	231,234
Cewe Stiftung & Co. KGaA	2,705	329,761
Commerzbank AG	216,928	9,197,241
Continental AG	31,159	2,486,976
CTS Eventim AG & Co. KGaA	17,054	1,572,283
Daimler Truck Holding AG	133,847	5,866,580
Dermapharm Holding SE	4,358	201,403
Deutsche Bank AG	524,255	20,386,210
Deutsche Boerse AG	53,046	13,936,488
Deutsche Lufthansa AG	175,620	1,733,796
Security Description	Shares	Value
Deutsche Pfandbriefbank AG (e)	35,822	$177,372
Deutsche Post AG	270,443	14,842,473
Deutsche Telekom AG	1,028,698	33,417,565
Deutz AG	40,877	408,068
Douglas AG (b)	12,460	182,921
Dr. Ing hc F Porsche AG Preference Shares (e)	32,255	1,728,172
Draegerwerk AG & Co. KGaA Preference Shares	2,641	215,260
Duerr AG	13,826	366,166
E.ON SE	632,477	11,977,859
Eckert & Ziegler SE	11,844	212,270
Elmos Semiconductor SE	2,710	308,728
Energiekontor AG	1,621	68,060
Evonik Industries AG	69,149	1,084,993
Evotec SE (b)	36,261	232,098
Fielmann Group AG	6,713	343,352
flatexDEGIRO AG	22,003	949,414
Fraport AG Frankfurt Airport Services Worldwide (b)	9,842	808,548
Freenet AG	31,638	1,090,194
Fresenius Medical Care AG	60,609	2,901,389
Fresenius SE & Co. KGaA	119,003	6,845,598
Friedrich Vorwerk Group SE	2,854	273,514
FUCHS SE Preference Shares (a)	17,927	803,014
GEA Group AG	41,270	2,801,541
Gerresheimer AG	9,191	297,709
GFT Technologies SE	2,760	61,394
Grand City Properties SA	19,669	227,307
Grenke AG	14,408	264,652
Hannover Rueck SE	17,155	5,363,317
Heidelberg Materials AG	37,700	9,873,723
HelloFresh SE (b)	46,004	332,713
Henkel AG & Co. KGaA	33,712	2,573,550
Henkel AG & Co. KGaA Preference Shares	47,923	3,916,185
Hensoldt AG	17,139	1,477,462
HOCHTIEF AG	3,500	1,385,264
Hornbach Holding AG & Co. KGaA	2,806	276,164
HUGO BOSS AG	12,080	512,873
Hypoport SE (b)	1,033	155,776
Infineon Technologies AG	367,862	16,300,708
IONOS Group SE (b)	12,986	407,975
Jenoptik AG	13,599	312,559
JOST Werke SE (e)	3,047	193,600
Jungheinrich AG Preference Shares	12,950	538,708
K&S AG	49,623	723,835
KION Group AG	19,201	1,539,080
Kloeckner & Co. SE	12,637	120,513
Knorr-Bremse AG	19,820	2,214,865
Krones AG	3,783	603,352
Lanxess AG	21,798	451,084
LEG Immobilien SE	20,461	1,495,894
MBB SE	463	112,289

See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Mercedes-Benz Group AG	203,441	$14,352,609
Merck KGaA	35,985	5,181,395
Montana Aerospace AG (b)(e)	7,433	265,515
MTU Aero Engines AG	15,246	6,361,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,006	24,434,177
Mutares SE & Co. KGaA	2,857	100,662
Nagarro SE	1,607	143,910
Nemetschek SE	18,027	1,964,745
Nordex SE (b)	36,836	1,259,791
Norma Group SE	5,838	99,967
Northern Data AG (b)	5,018	91,642
Patrizia SE	12,942	123,726
Pfisterer Holding SE (b)	2,051	184,273
PNE AG	8,549	101,408
Porsche Automobil Holding SE Preference Shares	43,373	2,033,503
ProSiebenSat.1 Media SE	16,499	94,290
Puma SE	28,979	758,967
Rational AG	1,393	1,082,220
RENK Group AG	23,961	1,508,921
Rheinmetall AG	13,000	23,833,125
RWE AG	179,090	9,519,642
SAF-Holland SE	12,092	217,282
Salzgitter AG	8,511	401,229
SAP SE	295,780	72,376,410
Sartorius AG Preference Shares	7,167	2,080,753
Schaeffler AG	61,014	599,060
Schott Pharma AG & Co. KGaA	22,988	407,674
Scout24 SE (e)	22,365	2,253,673
Secunet Security Networks AG	245	53,347
Siemens AG	215,272	60,463,413
Siemens Energy AG (b)	218,889	30,951,746
Siemens Healthineers AG (e)	95,815	5,054,847
Siltronic AG	4,127	237,016
Sirius Real Estate Ltd. REIT	359,467	465,611
Sixt SE	3,607	299,926
Sixt SE Preference Shares	4,376	272,388
SMA Solar Technology AG (b)	3,081	123,318
Softwareone Holding AG (a)(c)	49,544	565,949
Softwareone Holding AG (c)	20,170	231,797
Stabilus SE	6,520	156,594
STO SE & Co. KGaA Preference Shares	608	86,545
Stroeer SE & Co. KGaA	8,845	384,357
Suedzucker AG	39,268	422,213
SUSS MicroTec SE	4,539	208,649
Symrise AG	37,968	3,071,465
TAG Immobilien AG	46,868	728,234
Talanx AG	17,672	2,361,906
TeamViewer SE (b)(e)	38,986	277,012
thyssenkrupp AG	134,365	1,463,484
Thyssenkrupp Nucera AG & Co. KGaA (a)(b)(e)	5,380	56,109
Tkms AG& Co. KGaA (b)	6,718	521,526
Security Description	Shares	Value
TUI AG (b)	123,923	$1,307,544
United Internet AG	24,473	795,588
Verbio SE (b)	4,111	102,357
Volkswagen AG Preference Shares	58,090	7,064,578
Vonovia SE	211,864	6,106,136
Vossloh AG	2,557	229,435
Wacker Chemie AG	4,947	402,924
Wacker Neuson SE	8,355	240,898
Wuestenrot & Wuerttembergische AG	14,591	249,163
Zalando SE (b)(e)	62,663	1,864,887
		597,292,318
GREECE — 0.2%
Aegean Airlines SA	8,153	136,544
Aktor SA Holding Co. Technical & Energy Projects (b)	13,820	159,063
Alpha Bank SA	652,497	2,743,445
Athens International Airport SA	38,237	482,306
Athens Water Supply & Sewage Co. SA	4,435	40,940
Autohellas Tourist & Trading SA	3,851	52,012
Eurobank SA Class A	728,724	2,931,287
FF Group (b)(d)	122	—
GEK Terna SA	16,426	490,391
Hellenic Telecommunications Organization SA	41,430	820,365
HELLENiQ ENERGY Holdings SA	20,706	203,300
Holding Co. ADMIE IPTO SA	31,100	111,037
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	61,387	76,278
Jumbo SA	33,653	1,102,714
LAMDA Development SA (b)	12,062	100,863
Metlen Energy & Metals PLC (b)	20,000	1,038,214
Motor Oil Hellas Corinth Refineries SA	17,595	648,864
National Bank of Greece SA	248,952	3,800,964
OPAP SA	53,931	1,209,780
Optima bank SA	41,007	371,319
Piraeus Bank SA	335,231	2,674,881
Public Power Corp. SA	47,658	1,018,690
Sarantis SA	9,794	157,585
		20,370,842
GUATEMALA — 0.0% *
Millicom International Cellular SA (a)	27,326	1,514,953
HONG KONG — 1.2%
AIA Group Ltd.	2,994,600	30,740,482
ASMPT Ltd.	90,600	901,519
Bank of East Asia Ltd.	234,894	401,977
Bright Smart Securities & Commodities Group Ltd. (b)	252,000	261,276
Cafe de Coral Holdings Ltd. (a)	166,000	104,930

See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
China Common Rich Renewable Energy Investments Ltd. (b)(d)	68,000	$—
China Huishan Dairy Holdings Co. Ltd. (b)(d)	66,000	—
China Zhongwang Holdings Ltd. (a)(b)(d)	231,200	—
CK Asset Holdings Ltd.	513,181	2,592,443
CK Infrastructure Holdings Ltd.	168,000	1,243,245
CLP Holdings Ltd.	483,500	4,323,454
Cowell e Holdings, Inc. (a)(b)	46,000	162,878
Crystal International Group Ltd. (e)	155,500	133,854
CTF Services Ltd.	313,464	300,839
Dah Sing Banking Group Ltd.	110,000	150,793
Dah Sing Financial Holdings Ltd.	43,600	198,072
Damai Entertainment Holdings Ltd. (a)(b)	7,100,000	866,577
DFI Retail Group Holdings Ltd.	90,100	355,895
Envision Greenwise Holdings Ltd. (a)(b)	478,000	197,132
Fenbi Ltd. (a)(b)	425,000	111,936
Fortune Real Estate Investment Trust	345,000	216,747
Futu Holdings Ltd. ADR (b)	17,000	2,791,570
Grand Pharmaceutical Group Ltd.	574,500	579,408
Guotai Junan International Holdings Ltd.	757,000	248,005
Gushengtang Holdings Ltd. (a)	28,800	104,344
Hang Lung Group Ltd.	216,000	422,925
Hang Lung Properties Ltd.	951,199	1,052,203
Hang Seng Bank Ltd.	231,600	4,567,431
Henderson Land Development Co. Ltd. (a)	412,466	1,491,205
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,570,453
Hong Kong & China Gas Co. Ltd.	3,383,101	3,046,899
Hong Kong Exchanges & Clearing Ltd.	338,361	17,719,014
Hongkong Land Holdings Ltd.	291,400	2,025,230
Huabao International Holdings Ltd.	211,000	108,163
Hutchison Port Holdings Trust Stapled Security	1,361,400	299,508
Hysan Development Co. Ltd.	164,000	398,227
J&T Global Express Ltd. (b)	1,008,400	1,353,861
Johnson Electric Holdings Ltd.	88,968	339,710
Kerry Properties Ltd.	131,500	342,625
Kingboard Laminates Holdings Ltd.	158,500	268,596
Link REIT	754,307	3,366,689
LK Technology Holdings Ltd. (a)	107,500	45,715
Luk Fook Holdings International Ltd.	83,000	250,594
Man Wah Holdings Ltd.	322,000	189,059
Marketingforce Management Ltd. (a)(b)	30,900	139,027
Security Description	Shares	Value
Melco International Development Ltd. (b)	139,000	$77,684
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	400,680
MTR Corp. Ltd. (a)	414,692	1,587,695
New World Development Co. Ltd. (b)	356,581	333,056
NH Health (a)(b)(d)	46,000	41,783
Nine Dragons Paper Holdings Ltd. (b)	242,000	183,750
Orient Overseas International Ltd. (a)	33,000	531,663
Pacific Basin Shipping Ltd. (a)	1,197,000	358,323
PAX Global Technology Ltd.	158,000	102,512
PCCW Ltd.	1,195,471	829,388
Polestar Automotive Holding U.K. PLC Class A, ADR (a)(b)	3,630	77,573
Power Assets Holdings Ltd.	440,500	3,121,163
Prudential PLC	727,336	11,196,678
Realord Group Holdings Ltd. (a)(b)	116,000	199,854
Sino Land Co. Ltd.	1,221,974	1,604,493
Skyworth Group Ltd. (a)(b)	136,807	82,434
SmarTone Telecommunications Holdings Ltd.	38,500	23,248
SSY Group Ltd. (a)	204,000	74,172
Stella International Holdings Ltd.	126,500	243,135
Sun Hung Kai Properties Ltd.	452,500	5,505,460
SUNeVision Holdings Ltd. (a)	101,000	59,690
Super Hi International Holding Ltd. (a)(b)	31,000	50,661
Swire Pacific Ltd. Class A	100,500	809,578
Techtronic Industries Co. Ltd.	410,000	4,735,530
Time Interconnect Technology Ltd.	169,000	369,331
United Laboratories International Holdings Ltd. (a)	228,000	339,503
Vitasoy International Holdings Ltd. (a)	190,000	152,811
Viva Goods Co. Ltd. (b)	528,000	42,737
VTech Holdings Ltd.	43,800	345,234
Wasion Holdings Ltd.	300,000	662,170
WH Group Ltd. (e)	2,221,702	2,474,742
Wharf Real Estate Investment Co. Ltd.	590,000	1,863,198
Yue Yuen Industrial Holdings Ltd.	191,500	392,915
Yuexiu Real Estate Investment Trust	571,646	63,161
Zijin Gold International Co. Ltd. (b)	50,000	937,882
		125,858,397
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	359,282
MOL Hungarian Oil & Gas PLC	109,480	984,585
OTP Bank Nyrt	61,522	6,605,546

See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Richter Gedeon Nyrt	41,927	$1,265,208
		9,214,621
INDIA — 5.0%
360 ONE WAM Ltd.	75,229	996,029
3M India Ltd.	571	223,084
Aadhar Housing Finance Ltd. (b)	35,851	193,476
Aarti Industries Ltd.	40,656	169,130
Aarti Pharmalabs Ltd.	7,697	64,433
Aavas Financiers Ltd. (b)	17,994	293,095
ABB India Ltd.	12,843	738,749
Acme Solar Holdings Ltd.	37,597	99,343
Action Construction Equipment Ltd.	7,575	79,783
Acutaas Chemicals Ltd.	20,568	390,149
Adani Enterprises Ltd. (c)	50,947	1,269,546
Adani Enterprises Ltd. (b)(c)	6,113	91,118
Adani Ports & Special Economic Zone Ltd.	171,281	2,800,962
Adani Power Ltd. (b)	892,400	1,419,728
Aditya Birla Fashion & Retail Ltd. (b)	316,220	270,133
Aditya Birla Lifestyle Brands Ltd. (b)	76,383	108,422
Aditya Birla Real Estate Ltd.	10,983	204,656
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	188,834
Aditya Vision Ltd. (e)	16,722	90,801
Advent Hotels International Pvt Ltd. (b)	4,167	10,366
Aegis Logistics Ltd.	34,324	274,044
Aether Industries Ltd. (b)	6,195	59,283
Afcons Infrastructure Ltd.	53,692	231,126
Affle 3i Ltd. (b)	11,294	226,108
AGI Greenpac Ltd.	4,288	35,831
Ahluwalia Contracts India Ltd.	19,094	208,319
AIA Engineering Ltd.	9,606	429,377
Ajanta Pharma Ltd.	10,636	327,662
Akzo Nobel India Ltd.	1,862	65,823
Alembic Pharmaceuticals Ltd.	7,522	70,814
Alkem Laboratories Ltd.	12,341	756,077
Alkyl Amines Chemicals	4,612	81,901
Alok Industries Ltd. (b)	359,427	64,104
Amara Raja Energy & Mobility Ltd.	23,540	238,217
Amber Enterprises India Ltd. (b)	8,631	613,335
Ambuja Cements Ltd.	201,569	1,247,704
Anand Rathi Wealth Ltd.	7,070	244,824
Anant Raj Ltd.	33,707	205,251
Angel One Ltd.	10,400	271,226
Anup Engineering Ltd.	4,040	100,825
Apar Industries Ltd.	4,746	441,838
APL Apollo Tubes Ltd.	49,903	1,062,694
Apollo Hospitals Enterprise Ltd.	26,875	2,105,791
Apollo Tyres Ltd.	67,212	373,901
Aptus Value Housing Finance India Ltd.	70,063	217,565
Security Description	Shares	Value
Archean Chemical Industries Ltd.	11,740	$72,775
Arvind Fashions Ltd.	8,117	45,078
Arvind Ltd.	83,661	295,115
Asahi India Glass Ltd.	8,757	98,892
Ashok Leyland Ltd.	1,216,346	2,424,994
Ashoka Buildcon Ltd. (b)	35,842	67,178
Asian Paints Ltd.	101,805	3,136,970
Aster DM Healthcare Ltd. (e)	58,145	399,054
Astra Microwave Products Ltd.	18,767	204,887
Astral Ltd.	67,347	1,040,409
AstraZeneca Pharma India Ltd.	1,288	129,388
Atul Ltd.	3,871	264,486
AU Small Finance Bank Ltd. (e)	84,209	931,758
AurionPro Solutions Ltd.	5,145	59,287
Aurobindo Pharma Ltd.	105,672	1,390,863
Authum Investment & Infrastucture Ltd.	13,339	465,028
Avanti Feeds Ltd.	15,964	147,767
Avenue Supermarts Ltd. (b)(e)	50,457	2,123,273
AWL Agri Business Ltd. (b)	184,181	486,276
Axis Bank Ltd.	627,247	8,858,841
Azad Engineering Ltd. (b)	6,010	110,518
Bajaj Auto Ltd.	18,767	1,950,837
Bajaj Electricals Ltd.	14,427	76,606
Bajaj Finance Ltd.	780,190	8,565,828
Bajaj Finserv Ltd.	112,751	2,558,993
Bajaj Holdings & Investment Ltd.	7,352	926,613
Balkrishna Industries Ltd.	16,997	438,676
Balrampur Chini Mills Ltd.	48,159	238,118
Bandhan Bank Ltd. (e)	178,088	288,929
Bank of Baroda	273,926	901,816
BASF India Ltd.	5,048	222,309
Bata India Ltd.	15,134	158,783
Bayer CropScience Ltd.	2,859	144,987
BEML Ltd.	10,500	217,279
Bharat Electronics Ltd.	1,101,284	4,896,262
Bharat Forge Ltd.	71,849	1,175,428
Bharat Heavy Electricals Ltd.	465,960	1,490,221
Bharat Petroleum Corp. Ltd.	402,867	1,721,206
Bharti Airtel Ltd.	713,513	16,715,432
Bikaji Foods International Ltd.	20,835	173,812
Biocon Ltd.	155,067	679,587
Birla Corp. Ltd.	3,296	39,000
Birlasoft Ltd.	88,321	425,787
BlackBuck Ltd. (b)	33,023	249,750
BLS International Services Ltd.	24,283	86,753
Blue Dart Express Ltd.	2,241	137,657
Blue Star Ltd.	39,141	753,691
Bombay Burmah Trading Co.	6,225	130,838
Borosil Renewables Ltd. (b)	17,601	106,365
Bosch Ltd.	2,000	801,964
Brigade Enterprises Ltd.	40,871	402,437
Britannia Industries Ltd.	32,006	2,147,635
Brookfield India Real Estate Trust REIT (e)	45,270	167,019

See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
BSE Ltd.	70,204	$2,055,988
Campus Activewear Ltd.	34,776	101,353
Can Fin Homes Ltd.	16,939	175,281
Canara Bank	594,342	1,024,367
Caplin Point Laboratories Ltd.	3,390	69,328
Carborundum Universal Ltd.	26,411	251,506
Cartrade Tech Ltd. (b)	17,377	546,409
Castrol India Ltd.	124,256	266,196
CCL Products India Ltd.	16,929	177,842
CE Info Systems Ltd.	4,160	79,942
Ceat Ltd.	4,931	209,168
Cello World Ltd.	30,000	180,959
Cemindia Projects Ltd.	33,354	292,555
Central Depository Services India Ltd.	30,005	481,926
Century Plyboards India Ltd.	8,003	73,798
Cera Sanitaryware Ltd.	1,151	67,046
CESC Ltd.	147,320	274,645
CG Power & Industrial Solutions Ltd.	163,594	1,179,275
Chalet Hotels Ltd.	20,715	200,640
Chambal Fertilisers & Chemicals Ltd.	42,504	227,985
Chemplast Sanmar Ltd. (b)	18,532	53,856
Chennai Petroleum Corp. Ltd.	14,824	137,916
Cholamandalam Financial Holdings Ltd.	22,915	462,204
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,332,416
CIE Automotive India Ltd.	24,860	117,414
Cipla Ltd.	161,650	2,718,105
City Union Bank Ltd.	109,083	352,932
Clean Science & Technology Ltd.	5,682	55,382
CMS Info Systems Ltd.	54,945	207,543
Coal India Ltd.	482,026	2,139,849
Coforge Ltd.	88,720	1,641,548
Cohance Lifesciences Ltd. (b)	27,543	161,986
Colgate-Palmolive India Ltd.	40,980	946,404
Computer Age Management Services Ltd.	66,780	550,485
Concord Biotech Ltd.	8,583	128,498
Container Corp. of India Ltd.	91,817	536,267
Coromandel International Ltd.	44,269	1,116,288
Craftsman Automation Ltd.	1,513	129,442
CreditAccess Grameen Ltd. (b)	11,804	167,264
CRISIL Ltd.	3,874	186,270
Crompton Greaves Consumer Electricals Ltd.	158,563	445,013
Cummins India Ltd.	37,300	1,840,278
Cyient Ltd.	29,605	368,187
Dabur India Ltd.	155,395	870,688
Data Patterns India Ltd.	7,321	213,946
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	215,549
Deepak Nitrite Ltd.	11,783	227,022
Delhivery Ltd. (b)	141,340	635,075
Devyani International Ltd. (b)	73,359	120,756
Security Description	Shares	Value
Divi's Laboratories Ltd.	31,164	$2,216,480
Dixon Technologies India Ltd.	9,970	1,342,432
DLF Ltd.	197,744	1,512,351
Doms Industries Ltd.	4,257	123,874
Dr. Lal PathLabs Ltd. (e)	15,604	257,395
Dr. Reddy's Laboratories Ltd.	157,087	2,222,093
eClerx Services Ltd.	5,092	266,006
Edelweiss Financial Services Ltd.	131,214	157,756
Eicher Motors Ltd.	41,126	3,345,971
EID Parry India Ltd. (b)	22,968	264,410
EIH Ltd.	39,305	161,039
Elecon Engineering Co. Ltd.	16,652	89,198
Electrosteel Castings Ltd.	67,672	59,044
Elgi Equipments Ltd.	42,308	223,003
Emami Ltd.	51,808	304,694
Embassy Developments Ltd. (b)	68,869	45,070
Embassy Office Parks REIT	227,754	1,103,099
eMudhra Ltd.	10,643	67,088
Endurance Technologies Ltd. (e)	7,581	218,449
Engineers India Ltd.	51,740	115,846
Epigral Ltd.	4,488	60,924
EPL Ltd.	55,375	132,592
Equitas Small Finance Bank Ltd. (b)(e)	93,926	65,826
Eris Lifesciences Ltd. (e)	13,798	231,135
ESAB India Ltd.	1,292	87,557
Eternal Ltd. (b)	679,765	2,102,914
Ethos Ltd. (b)	2,120	70,217
Eureka Forbes Ltd. (b)	22,400	154,219
Exide Industries Ltd.	109,934	443,017
FDC Ltd. (b)	14,730	69,340
Federal Bank Ltd.	695,489	2,066,826
Fine Organic Industries Ltd.	2,063	94,479
Finolex Cables Ltd.	12,388	103,331
Finolex Industries Ltd.	49,960	96,725
Firstsource Solutions Ltd.	73,940	276,249
Five-Star Business Finance Ltd.	58,264	353,521
Force Motors Ltd.	785	179,622
Fortis Healthcare Ltd.	145,058	1,426,704
FSN E-Commerce Ventures Ltd. (b)	495,065	1,460,474
G R Infraprojects Ltd.	4,337	48,191
Gabriel India Ltd.	10,163	114,182
GAIL India Ltd.	578,434	1,107,965
GAIL India Ltd. GDR	2,133	23,783
Galaxy Surfactants Ltd.	4,286	97,728
Garden Reach Shipbuilders & Engineers Ltd.	7,578	206,069
Garware Hi-Tech Films Ltd.	2,686	92,938
Garware Technical Fibres Ltd.	12,010	93,209
GE Vernova T&D India Ltd.	45,976	1,602,367
Genus Power Infrastructures Ltd.	13,587	45,593
GHCL Ltd.	17,282	108,580
Gillette India Ltd.	1,538	143,098
Gland Pharma Ltd. (e)	9,193	176,129

See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	$383,482
Glenmark Pharmaceuticals Ltd.	29,912	677,318
Global Health Ltd.	18,187	240,067
GMM Pfaudler Ltd.	9,623	118,254
GMR Airports Ltd. (b)	749,882	870,780
GMR Power & Urban Infra Ltd. (b)	63,291	78,382
Go Digit General Insurance Ltd. (b)	91,903	352,359
Godawari Power & Ispat Ltd.	50,440	149,318
Godfrey Phillips India Ltd.	11,838	363,822
Godrej Consumer Products Ltd.	113,128	1,538,340
Godrej Properties Ltd. (b)	52,187	1,163,822
Gokaldas Exports Ltd. (b)	17,730	146,390
Granules India Ltd.	35,288	234,980
Graphite India Ltd.	21,792	155,585
Grasim Industries Ltd.	72,661	2,287,042
Gravita India Ltd.	7,983	165,008
Great Eastern Shipping Co. Ltd.	21,188	266,148
Grindwell Norton Ltd.	8,986	156,376
Gujarat Fluorochemicals Ltd.	6,008	245,074
Gujarat Gas Ltd.	56,712	260,089
Gujarat Mineral Development Corp. Ltd.	16,654	110,944
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	94,971
Gujarat Pipavav Port Ltd.	38,312	77,592
Gujarat State Fertilizers & Chemicals Ltd.	54,769	111,233
Gujarat State Petronet Ltd.	68,783	234,367
Gulf Oil Lubricants India Ltd.	6,360	84,942
Happiest Minds Technologies Ltd.	62,461	319,951
Happy Forgings Ltd.	10,380	132,707
Havells India Ltd.	67,785	1,074,627
HBL Engineering Ltd.	36,431	375,581
HCL Technologies Ltd.	259,927	4,694,507
HDFC Asset Management Co. Ltd. (e)	51,050	1,517,765
HDFC Bank Ltd.	3,197,009	35,256,970
HDFC Life Insurance Co. Ltd. (e)	257,117	2,145,088
HealthCare Global Enterprises Ltd. (b)	45,794	337,292
HEG Ltd.	18,880	131,045
Heritage Foods Ltd.	15,060	77,127
Hero MotoCorp Ltd.	42,409	2,723,008
Hexaware Technologies Ltd.	57,337	488,369
HFCL Ltd.	142,338	107,356
Himadri Speciality Chemical Ltd.	53,420	289,955
Hindalco Industries Ltd.	352,832	3,480,844
Hindustan Aeronautics Ltd.	60,535	2,955,849
Hindustan Construction Co. Ltd. (b)	491,825	103,641
Hindustan Copper Ltd.	78,195	450,921
Hindustan Petroleum Corp. Ltd.	256,879	1,426,305
Hindustan Unilever Ltd.	227,410	5,859,617
Security Description	Shares	Value
Hitachi Energy India Ltd.	3,571	$727,475
Home First Finance Co. India Ltd. (e)	39,719	487,078
Honasa Consumer Ltd. (b)	41,484	132,119
Hyundai Motor India Ltd.	48,043	1,228,344
ICICI Bank Ltd.	1,352,206	20,203,489
ICICI Bank Ltd. ADR	58,269	1,736,416
ICICI Lombard General Insurance Co. Ltd. (e)	65,865	1,437,857
ICICI Prudential Life Insurance Co. Ltd. (e)	84,256	626,440
ICRA Ltd.	1,500	101,394
IDFC First Bank Ltd.	1,317,471	1,254,889
IFCI Ltd. (b)	143,583	84,508
IIFL Capital Services Ltd.	29,851	120,644
IIFL Finance Ltd. (b)	77,886	529,036
Indegene Ltd.	70,592	408,766
India Cements Ltd. (b)	98,891	478,890
IndiaMart InterMesh Ltd. (e)	6,304	155,953
Indian Energy Exchange Ltd. (e)	81,444	121,623
Indian Hotels Co. Ltd.	224,611	1,846,406
Indian Oil Corp. Ltd.	1,019,272	1,887,730
Indian Railway Catering & Tourism Corp. Ltd.	63,341	482,460
Indigo Paints Ltd.	8,191	104,238
Indo Count Industries Ltd.	26,031	81,789
Indraprastha Gas Ltd.	139,242	301,430
Indus Towers Ltd. (b)	371,243	1,729,629
IndusInd Bank Ltd. (b)	186,122	1,789,583
Infibeam Avenues Ltd. (b)	222,861	41,309
Info Edge India Ltd.	95,190	1,412,397
Infosys Ltd.	880,339	15,822,309
Infosys Ltd. ADR (a)	82,199	1,464,786
Ingersoll Rand India Ltd.	1,826	71,045
Inox Green Energy Services Ltd. (b)	40,650	95,136
Inox Wind Ltd. (b)	241,281	331,616
Intellect Design Arena Ltd.	15,544	167,928
InterGlobe Aviation Ltd. (e)	55,856	3,144,251
International Gemmological Institute India Ltd.	72,848	271,520
ION Exchange India Ltd.	14,879	63,006
Ipca Laboratories Ltd.	33,404	527,339
IRB Infrastructure Developers Ltd.	304,187	142,314
IRCON International Ltd. (e)	48,823	96,500
ITC Hotels Ltd. (b)	256,112	562,578
ITC Ltd.	875,384	3,925,035
J Kumar Infraprojects Ltd.	9,945	64,480
Jai Balaji Industries Ltd. (b)	58,630	47,156
Jaiprakash Associates Ltd. (b)	283,462	11,385
Jaiprakash Power Ventures Ltd. (b)	619,202	118,357
Jammu & Kashmir Bank Ltd.	101,914	113,730
JB Chemicals & Pharmaceuticals Ltd.	14,130	286,076
JBM Auto Ltd.	8,738	60,990

See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Jindal Saw Ltd.	45,120	$84,307
Jindal Stainless Ltd.	87,428	816,360
Jindal Steel Ltd.	114,554	1,343,100
Jio Financial Services Ltd.	742,596	2,436,918
JK Cement Ltd.	15,980	983,378
JK Lakshmi Cement Ltd.	11,934	103,315
JK Paper Ltd.	22,191	87,920
JK Tyre & Industries Ltd.	18,272	102,196
JM Financial Ltd.	51,311	85,690
JSW Energy Ltd.	117,854	632,611
JSW Holdings Ltd. (b)	1,086	245,040
JSW Steel Ltd.	182,978	2,371,320
Jubilant Foodworks Ltd.	91,436	568,274
Jubilant Ingrevia Ltd.	24,429	191,196
Jubilant Pharmova Ltd.	16,358	195,340
Jupiter Life Line Hospitals Ltd.	10,000	155,030
Jupiter Wagons Ltd.	21,175	80,043
Just Dial Ltd. (b)	11,761	94,908
Jyothy Labs Ltd.	61,772	194,259
Jyoti CNC Automation Ltd. (b)	29,592	325,718
Kajaria Ceramics Ltd.	23,178	249,756
Kalpataru Projects International Ltd.	57,575	770,234
Kalyan Jewellers India Ltd.	112,014	604,877
Kansai Nerolac Paints Ltd.	41,371	108,376
Karnataka Bank Ltd.	32,458	74,212
Karur Vysya Bank Ltd.	126,733	372,009
Kaveri Seed Co. Ltd.	10,556	115,802
Kaynes Technology India Ltd. (b)	9,621	429,565
KEC International Ltd.	26,603	218,408
KEI Industries Ltd.	25,397	1,260,308
Keystone Realtors Ltd.	10,000	58,601
Kfin Technologies Ltd.	32,228	387,972
Kirloskar Brothers Ltd.	9,215	165,088
Kirloskar Ferrous Industries Ltd.	9,006	48,202
Kirloskar Oil Engines Ltd.	17,620	238,934
Kirloskar Pneumatic Co. Ltd.	6,775	79,886
KNR Constructions Ltd.	18,235	33,025
Kotak Mahindra Bank Ltd.	306,172	7,497,994
KPI Green Energy Ltd. (e)	13,377	74,818
KPIT Technologies Ltd.	53,798	701,809
KPR Mill Ltd.	44,922	471,014
KRBL Ltd.	19,504	85,607
Krishna Institute of Medical Sciences Ltd. (b)(e)	73,955	500,771
KSB Ltd.	20,405	171,348
Kwality Wall's India Ltd. (b)	227,410	96,652
L&T Finance Ltd.	129,907	456,658
Larsen & Toubro Ltd.	187,196	8,504,895
Latent View Analytics Ltd. (b)	15,177	77,456
Laurus Labs Ltd. (e)	115,918	1,428,994
Laxmi Organic Industries Ltd.	11,013	20,731
Lemon Tree Hotels Ltd. (b)(e)	83,296	147,595
LIC Housing Finance Ltd.	66,219	397,516
Lloyds Engineering Works Ltd.	266,835	166,313
LMW Ltd.	1,452	242,050
Security Description	Shares	Value
Lodha Developers Ltd. (e)	79,722	$941,361
LT Foods Ltd.	25,939	112,394
LTIMindtree Ltd. (e)	22,089	1,490,182
Lupin Ltd.	68,344	1,604,057
Mahanagar Gas Ltd.	7,097	89,708
Maharashtra Seamless Ltd.	36,034	225,054
Mahindra & Mahindra Financial Services Ltd.	112,335	503,686
Mahindra & Mahindra Ltd.	262,737	10,842,797
Mahindra Holidays & Resorts India Ltd. (b)	10,616	36,521
Mahindra Lifespace Developers Ltd.	36,708	161,160
Manappuram Finance Ltd.	96,454	331,120
Mankind Pharma Ltd.	31,924	780,168
Marico Ltd.	140,640	1,174,511
Marksans Pharma Ltd.	38,479	77,185
Maruti Suzuki India Ltd.	35,428	6,581,500
MAS Financial Services Ltd. (e)	45,000	162,017
Mastek Ltd.	1,831	41,780
Max Estates Ltd. (b)	12,723	63,715
Max Financial Services Ltd. (b)	72,216	1,343,252
Max Healthcare Institute Ltd.	230,259	2,677,406
Medplus Health Services Ltd. (b)	17,531	157,464
Metropolis Healthcare Ltd. (e)	6,336	135,977
Minda Corp. Ltd.	26,995	172,429
Mindspace Business Parks REIT (e)	62,000	327,654
Mishra Dhatu Nigam Ltd. (e)	17,132	65,465
MOIL Ltd.	18,522	75,949
Motherson Sumi Wiring India Ltd.	460,851	248,783
Motilal Oswal Financial Services Ltd.	45,896	436,980
Mphasis Ltd.	34,318	1,065,744
MRF Ltd.	700	1,190,467
Mrs Bectors Food Specialities Ltd.	31,175	79,915
MTAR Technologies Ltd. (b)	3,432	92,280
Multi Commodity Exchange of India Ltd.	5,986	741,662
Muthoot Finance Ltd.	36,872	1,563,707
Narayana Hrudayalaya Ltd.	15,069	317,209
Natco Pharma Ltd.	23,303	234,133
National Aluminium Co. Ltd.	208,978	730,777
Nava Ltd.	20,041	126,517
Navin Fluorine International Ltd.	7,281	479,571
Nazara Technologies Ltd. (b)	31,448	95,713
NBCC India Ltd.	218,007	295,359
NCC Ltd.	72,749	129,861
NESCO Ltd.	5,149	70,183
Nestle India Ltd.	190,680	2,732,504
Netweb Technologies India Ltd.	3,206	110,962
Network18 Media & Investments Ltd. (b)	187,787	90,656
Neuland Laboratories Ltd.	2,452	413,989

See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Newgen Software Technologies Ltd.	11,820	$111,139
Nexus Select Trust REIT	155,783	268,289
NHPC Ltd.	832,846	734,073
NIIT Learning Systems Ltd.	10,587	46,922
Nippon Life India Asset Management Ltd. (e)	100,372	982,341
NLC India Ltd.	80,208	223,295
NMDC Ltd.	1,349,579	1,248,834
NMDC Steel Ltd. (b)	233,438	114,928
NTPC Ltd.	1,264,591	4,636,724
Nuvama Wealth Management Ltd.	30,905	509,069
Nuvoco Vistas Corp. Ltd. (b)	27,030	107,047
Oberoi Realty Ltd.	36,337	675,401
Oil & Natural Gas Corp. Ltd.	822,785	2,200,516
Oil India Ltd.	114,375	540,002
Ola Electric Mobility Ltd. (b)	643,414	259,429
Olectra Greentech Ltd.	8,306	110,803
One 97 Communications Ltd. (b)	84,163	1,216,289
Onesource Specialty Pharma Ltd. (b)	13,121	264,320
Oracle Financial Services Software Ltd.	5,661	484,161
Page Industries Ltd.	1,452	582,306
Paradeep Phosphates Ltd. (e)	95,134	174,339
PB Fintech Ltd. (b)	104,034	2,113,103
PCBL Chemical Ltd.	36,013	120,805
Pearl Global Industries Ltd.	6,158	110,369
Persistent Systems Ltd.	28,984	2,022,573
Petronet LNG Ltd.	222,695	703,917
PG Electroplast Ltd.	44,976	287,882
Phoenix Mills Ltd.	59,849	1,234,211
PI Industries Ltd.	17,687	637,232
Piccadily Agro Industries Ltd. (b)	11,123	70,027
Pidilite Industries Ltd.	81,416	1,342,811
Piramal Finance Ltd. (b)	19,534	357,083
Piramal Pharma Ltd.	119,525	229,011
PNB Housing Finance Ltd. (e)	45,371	480,316
PNC Infratech Ltd.	33,089	92,656
Poly Medicure Ltd.	16,967	334,831
Polycab India Ltd.	14,292	1,211,521
Poonawalla Fincorp Ltd. (b)	45,161	242,664
Power Finance Corp. Ltd.	390,092	1,542,497
Power Grid Corp. of India Ltd.	1,293,060	3,806,697
Power Mech Projects Ltd.	1,590	40,539
Praj Industries Ltd.	25,237	90,582
Prestige Estates Projects Ltd.	56,000	993,651
Pricol Ltd.	31,728	233,373
Prism Johnson Ltd. (b)	80,004	121,004
Procter & Gamble Health Ltd.	2,760	175,127
Prudent Corporate Advisory Services Ltd.	3,900	110,579
PTC India Ltd.	38,684	69,453
PTC Industries Ltd. (b)	968	200,128
Punjab National Bank	497,300	683,764
PVR Inox Ltd. (b)	18,230	205,910
Security Description	Shares	Value
Radico Khaitan Ltd.	16,248	$596,270
Rail Vikas Nigam Ltd.	158,909	631,627
Railtel Corp. of India Ltd.	24,807	102,549
Rainbow Children's Medicare Ltd.	10,076	147,980
Rajesh Exports Ltd. (b)	22,883	46,754
Rallis India Ltd.	37,687	117,406
Ramco Cements Ltd.	86,307	1,014,604
Ramkrishna Forgings Ltd.	19,766	115,050
Rashtriya Chemicals & Fertilizers Ltd.	31,905	51,912
Rategain Travel Technologies Ltd. (b)	8,592	66,123
Ratnamani Metals & Tubes Ltd.	8,015	212,281
RattanIndia Enterprises Ltd. (b)	74,954	34,417
RattanIndia Power Ltd. (b)	818,293	85,945
Raymond Lifestyle Ltd. (b)	7,495	86,934
RBL Bank Ltd. (e)	140,013	491,949
REC Ltd.	346,903	1,377,123
Redington Ltd.	131,552	398,625
Redtape Ltd.	48,720	67,172
Relaxo Footwears Ltd.	21,337	96,003
Reliance Industries Ltd.	1,729,415	30,216,861
Reliance Industries Ltd. GDR (e)	9,446	661,220
Reliance Power Ltd. (b)	554,969	215,185
Religare Enterprises Ltd. (b)	19,084	52,396
Rhi Magnesita India Ltd.	12,401	63,337
RITES Ltd.	17,762	47,984
RR Kabel Ltd.	6,655	107,563
Safari Industries India Ltd.	6,074	146,945
SAI Life Sciences Ltd. (b)(e)	60,309	609,536
Sammaan Capital Ltd. (b)	83,213	134,838
Samvardhana Motherson International Ltd.	1,258,324	1,679,177
Sandur Manganese & Iron Ores Ltd.	50,334	135,967
Sanofi Consumer Healthcare India Ltd.	1,905	95,800
Sanofi India Ltd.	1,905	86,628
Sansera Engineering Ltd. (e)	5,139	95,885
Sapphire Foods India Ltd. (b)	113,443	324,441
Sarda Energy & Minerals Ltd.	27,858	161,344
Saregama India Ltd.	20,856	81,448
SBI Cards & Payment Services Ltd.	105,821	1,014,537
SBI Life Insurance Co. Ltd. (e)	119,392	2,703,075
Schneider Electric Infrastructure Ltd. (b)	11,065	88,996
Senco Gold Ltd.	15,564	55,058
Shaily Engineering Plastics Ltd.	12,017	302,379
Shakti Pumps India Ltd.	12,552	101,130
Sheela Foam Ltd. (b)	4,012	26,093
Shilpa Medicare Ltd.	29,212	104,378
Shipping Corp. of India Ltd.	34,905	90,005
Shoppers Stop Ltd. (b)	5,875	25,159
Shree Cement Ltd.	3,704	1,095,176
Shree Renuka Sugars Ltd. (b)	278,535	80,977

See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Shriram Finance Ltd.	419,172	$4,645,994
Siemens Energy India Ltd. (b)	15,000	427,256
Siemens Ltd.	23,128	788,256
SIS Ltd. (b)	21,052	78,091
SJVN Ltd.	167,486	139,312
SKF India Industrial Ltd. (b)	5,041	145,869
SKF India Ltd.	5,041	103,821
Sobha Ltd.	12,486	202,725
Solar Industries India Ltd.	7,309	996,334
Sona Blw Precision Forgings Ltd. (e)	123,084	656,507
Sonata Software Ltd.	34,016	136,190
South Indian Bank Ltd.	321,753	137,179
SRF Ltd.	32,038	1,096,100
Star Cement Ltd.	37,879	95,040
Star Health & Allied Insurance Co. Ltd. (b)	116,108	587,778
State Bank of India	597,490	6,529,357
State Bank of India GDR (a)	1,020	110,976
Sterling & Wilson Renewable (b)	22,078	52,611
Sterlite Technologies Ltd. (b)	54,517	62,597
Strides Pharma Science Ltd.	26,243	262,884
Sudarshan Chemical Industries Ltd.	12,239	129,050
Sumitomo Chemical India Ltd.	23,333	122,273
Sun Pharmaceutical Industries Ltd.	264,137	5,053,843
Sun TV Network Ltd.	29,907	195,505
Sundaram Finance Ltd.	18,427	1,083,075
Sundram Fasteners Ltd.	23,040	239,591
Sunteck Realty Ltd.	14,806	65,242
Suprajit Engineering Ltd.	9,636	49,692
Supreme Industries Ltd.	17,697	660,354
Supreme Petrochem Ltd.	18,536	133,226
Surya Roshni Ltd.	12,078	36,988
Suzlon Energy Ltd. (b)	2,516,104	1,474,456
Swan Corp. Ltd.	24,775	129,237
Swiggy Ltd. (b)	244,869	1,052,306
Symphony Ltd.	3,877	38,039
Syngene International Ltd. (e)	46,693	338,199
Syrma SGS Technology Ltd.	35,596	290,358
Tamilnad Mercantile Bank Ltd.	32,342	184,885
Tanla Platforms Ltd.	13,455	78,668
Tata Chemicals Ltd.	31,013	264,154
Tata Communications Ltd.	25,743	522,797
Tata Consultancy Services Ltd.	254,649	9,083,902
Tata Consumer Products Ltd.	159,481	2,115,071
Tata Elxsi Ltd.	8,660	504,929
Tata Investment Corp. Ltd.	22,230	172,526
Tata Motors Ltd./new (b)	552,608	2,554,630
Tata Motors Passenger Vehicles Ltd.	552,608	2,258,588
Tata Power Co. Ltd.	417,419	1,762,943
Tata Steel Ltd.	2,076,188	4,159,796
Tata Steel Ltd. GDR	1,300	25,610
Tata Technologies Ltd.	106,170	759,543
Security Description	Shares	Value
Tata Teleservices Maharashtra Ltd. (b)	113,291	$62,482
Tbo Tek Ltd. (b)	10,133	187,453
TD Power Systems Ltd.	66,868	522,307
Tech Mahindra Ltd.	169,691	3,003,596
Techno Electric & Engineering Co. Ltd.	10,157	122,285
Tejas Networks Ltd. (e)	19,541	97,760
Texmaco Rail & Engineering Ltd.	25,872	39,528
Thermax Ltd.	12,093	406,682
Thomas Cook India Ltd.	64,700	107,064
Tilaknagar Industries Ltd.	21,753	110,714
Time Technoplast Ltd.	127,062	265,789
Timken India Ltd.	10,804	360,989
Tips Music Ltd.	33,251	204,306
Titagarh Rail System Ltd.	18,197	180,584
Titan Co. Ltd.	102,423	4,616,929
Torrent Pharmaceuticals Ltd.	37,611	1,611,074
Torrent Power Ltd.	42,867	623,216
Transformers & Rectifiers India Ltd.	40,714	129,214
Transport Corp. of India Ltd.	11,771	141,180
Trent Ltd.	51,059	2,430,829
Trident Ltd.	256,336	76,234
Triveni Engineering & Industries Ltd.	15,109	65,611
Triveni Turbine Ltd.	38,900	232,956
TTK Prestige Ltd.	4,874	33,456
Tube Investments of India Ltd.	32,159	935,329
TVS Holdings Ltd.	542	83,098
TVS Motor Co. Ltd.	62,379	2,581,653
Ujjivan Small Finance Bank Ltd. (b)(e)	112,982	66,611
UltraTech Cement Ltd.	35,372	4,637,588
Union Bank of India Ltd.	334,775	572,712
United Spirits Ltd.	74,892	1,202,963
UNO Minda Ltd.	80,410	1,150,332
UPL Ltd.	99,079	876,538
Usha Martin Ltd.	27,827	140,560
UTI Asset Management Co. Ltd.	5,427	68,200
VA Tech Wabag Ltd.	9,538	138,306
Valor Estate Ltd. (b)	41,667	54,954
Vardhman Textiles Ltd.	26,270	127,887
Varun Beverages Ltd.	376,283	2,050,773
Vedant Fashions Ltd.	35,000	226,676
Vedanta Ltd.	408,312	2,745,721
Vesuvius India Ltd.	30,000	160,415
V-Guard Industries Ltd.	45,228	165,052
Vijaya Diagnostic Centre Ltd.	18,972	223,959
Vinati Organics Ltd.	4,690	82,926
VIP Industries Ltd. (b)	18,899	80,429
Vishal Mega Mart Ltd. (b)	545,611	827,831
V-Mart Retail Ltd. (b)	10,248	81,558
Vodafone Idea Ltd. (b)	6,768,336	810,278
Voltamp Transformers Ltd.	1,394	121,782
Voltas Ltd.	72,140	1,092,541

See accompanying notes to financial statements.
134

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
VRL Logistics Ltd.	11,482	$34,262
WAAREE Energies Ltd.	25,443	840,208
Waaree Renewable Technologies Ltd.	6,143	66,133
Websol Energy System Ltd. (b)	185,210	184,882
Welspun Corp. Ltd.	29,482	267,137
Welspun Enterprises Ltd.	15,300	88,536
Welspun Living Ltd.	34,681	50,382
Westlife Foodworld Ltd.	16,453	102,612
Whirlpool of India Ltd.	14,536	145,409
Wipro Ltd.	641,494	1,879,102
Wipro Ltd. ADR (a)	38,108	108,227
Wockhardt Ltd. (b)	21,369	343,837
Yes Bank Ltd. (b)	5,106,087	1,227,105
Zee Entertainment Enterprises Ltd.	193,655	193,829
Zen Technologies Ltd.	9,505	144,712
Zensar Technologies Ltd.	26,335	206,172
ZF Commercial Vehicle Control Systems India Ltd.	1,700	281,406
Zydus Lifesciences Ltd.	92,274	938,710
Zydus Wellness Ltd.	39,255	198,547
		544,768,304
INDONESIA — 0.4%
Adaro Andalan Indonesia PT	443,100	185,345
AKR Corporindo Tbk. PT	3,026,000	228,651
Alamtri Resources Indonesia Tbk. PT	3,539,500	384,198
Amman Mineral Internasional PT (b)	3,853,400	1,484,743
Aneka Tambang Tbk. PT	2,322,500	438,733
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	35,537
Astra Agro Lestari Tbk. PT	154,200	68,199
Astra International Tbk. PT	8,068,900	3,242,077
Bank Aladin Syariah Tbk. PT (b)	1,000,000	56,971
Bank Central Asia Tbk. PT	15,627,600	7,567,788
Bank Jago Tbk. PT (b)	937,500	111,038
Bank Mandiri Persero Tbk. PT	12,850,600	3,930,318
Bank Negara Indonesia Persero Tbk. PT	4,226,800	1,107,713
Bank Rakyat Indonesia Persero Tbk. PT	20,706,517	4,544,879
Bank Tabungan Negara Persero Tbk. PT	1,613,762	113,713
Barito Pacific Tbk. PT (b)	7,068,357	1,386,119
BFI Finance Indonesia Tbk. PT	2,268,000	95,208
Bukit Asam Tbk. PT	1,497,600	207,464
Bumi Resources Minerals Tbk. PT (b)	15,481,200	1,021,249
Bumi Serpong Damai Tbk. PT (b)	1,332,000	72,291
Chandra Asri Pacific Tbk. PT	2,373,400	996,330
Charoen Pokphand Indonesia Tbk. PT	1,758,500	475,612
Ciputra Development Tbk. PT	3,929,100	195,571
Security Description	Shares	Value
Cisarua Mountain Dairy Tbk. PT	653,000	$221,256
Dian Swastatika Sentosa Tbk. PT (b)	278,600	1,687,472
Elang Mahkota Teknologi Tbk. PT	6,595,300	429,139
ESSA Industries Indonesia Tbk. PT	487,400	17,684
First Pacific Co. Ltd.	530,000	405,833
First Resources Ltd.	108,800	176,821
Golden Agri-Resources Ltd.	1,880,800	416,818
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	653,251
Gudang Garam Tbk. PT	100,000	83,958
Indah Kiat Pulp & Paper Tbk. PT	501,700	255,739
Indo Tambangraya Megah Tbk. PT	115,300	151,256
Indocement Tunggal Prakarsa Tbk. PT	240,300	107,721
Indofood Sukses Makmur Tbk. PT	1,210,900	491,985
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	67,342
Japfa Comfeed Indonesia Tbk. PT	2,105,200	330,772
Jardine Matheson Holdings Ltd.	49,300	3,371,627
Jasa Marga Persero Tbk. PT	371,675	76,007
Kalbe Farma Tbk. PT	4,475,800	323,439
Map Aktif Adiperkasa PT	2,008,200	80,689
MD Entertainment Tbk. PT (b)	762,560	663,096
Medco Energi Internasional Tbk. PT	3,023,500	243,874
Medikaloka Hermina Tbk. PT	1,020,600	84,157
Merdeka Copper Gold Tbk. PT (b)	2,373,952	324,594
Mitra Adiperkasa Tbk. PT	2,793,900	195,196
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	142,729
MNC Tourism Indonesia Tbk. PT (b)	28,421,700	252,259
Nickel Industries Ltd.	491,525	273,691
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	58,113
Pacific Strategic Financial Tbk. PT (b)	2,687,400	235,299
Pakuwon Jati Tbk. PT	1,357,000	27,506
Perusahaan Gas Negara Tbk. PT	2,224,000	254,743
Petrindo Jaya Kreasi Tbk. PT	6,280,000	881,271
Petrosea Tbk. PT	703,300	460,783
Sarana Menara Nusantara Tbk. PT	5,005,800	175,616
Semen Indonesia Persero Tbk. PT	750,265	118,783
Sumber Alfaria Trijaya Tbk. PT	6,684,200	791,682
Telkom Indonesia Persero Tbk. PT	15,707,600	3,278,108
Transcoal Pacific Tbk. PT	285,500	155,805
United Tractors Tbk. PT	384,200	679,694

See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Vale Indonesia Tbk. PT	926,800	$287,628
Waskita Karya Persero Tbk. PT (b)(d)	3,149,800	19,078
XLSMART Telecom Sejahtera Tbk. PT	848,800	190,885
		47,093,146
IRAQ — 0.0% *
United Energy Group Ltd.	1,826,000	103,223
IRELAND — 0.3%
AerCap Holdings NV	49,723	7,148,178
AIB Group PLC	606,503	6,553,231
Bank of Ireland Group PLC	256,623	4,935,278
C&C Group PLC	198,160	359,822
Cairn Homes PLC	212,152	518,257
COSMO Pharmaceuticals NV	2,102	279,117
Glanbia PLC	58,083	995,266
Glenveagh Properties PLC (b)(e)	256,165	580,647
Greencore Group PLC	119,254	407,422
Irish Residential Properties REIT PLC	358,781	395,246
Kerry Group PLC Class A	43,193	3,956,787
Kingspan Group PLC	45,190	3,935,394
Uniphar PLC	91,780	379,425
		30,444,070
ISRAEL — 0.9%
Africa Israel Residences Ltd.	2,183	189,349
Airport City Ltd. (b)	13,375	261,490
Alony Hetz Properties & Investments Ltd.	31,251	384,374
Amot Investments Ltd.	73,272	574,754
Ashtrom Group Ltd.	18,095	398,282
Aura Investments Ltd.	43,512	277,966
Azorim-Investment Development & Construction Co. Ltd.	27,782	161,526
Azrieli Group Ltd.	11,387	1,288,009
Bank Hapoalim BM	357,936	8,091,773
Bank Leumi Le-Israel BM	424,246	9,344,567
Bet Shemesh Engines Holdings 1997 Ltd. (b)	1,739	409,228
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	1,351,510
Big Shopping Centers Ltd.	3,970	952,795
Blue Square Real Estate Ltd.	992	123,257
Camtek Ltd. (b)	8,438	906,785
Cellcom Israel Ltd.	30,780	362,163
Cellebrite DI Ltd. (a)(b)	38,077	686,528
Check Point Software Technologies Ltd. (b)	24,010	4,455,296
Clal Insurance Enterprises Holdings Ltd.	18,554	1,197,502
Danel Adir Yeoshua Ltd.	1,347	199,487
Danya Cebus Ltd.	1,393	62,065
Delek Automotive Systems Ltd.	3,157	24,059
Delek Group Ltd.	2,681	715,780
Delta Galil Ltd.	2,065	112,674
Security Description	Shares	Value
El Al Israel Airlines (b)	77,322	$396,909
Elbit Systems Ltd.	8,376	4,825,182
Elco Ltd.	2,531	145,645
Electra Consumer Products 1970 Ltd.	2,139	72,618
Electra Ltd.	8,360	285,915
Electra Real Estate Ltd. (b)	7,672	113,740
Energean PLC (a)	41,133	490,188
Energix-Renewable Energies Ltd.	56,033	282,705
Enlight Renewable Energy Ltd. (b)	48,037	2,182,450
Equital Ltd. (b)	9,188	467,890
Etoro Group Ltd. Class A (b)	4,700	165,111
Fattal Holdings 1998 Ltd. (b)	1,483	303,152
FIBI Holdings Ltd.	4,162	347,497
First International Bank of Israel Ltd.	23,627	1,857,037
Formula Systems 1985 Ltd.	1,777	299,577
Fox Wizel Ltd.	1,835	180,385
G City Ltd.	12,106	30,388
Global-e Online Ltd. (b)	32,300	1,269,717
Harel Insurance Investments & Financial Services Ltd.	32,885	1,282,547
Hilan Ltd.	4,258	352,573
ICL Group Ltd.	280,972	1,613,312
Isracard Ltd.	49,413	241,864
Israel Canada TR Ltd.	83,548	432,538
Israel Corp. Ltd.	754	217,652
Israel Discount Bank Ltd. Class A	328,387	3,484,688
Isras Holdings Ltd. (b)	1,074	152,990
Isras Investment Co. Ltd.	573	177,001
Ituran Location & Control Ltd.	6,200	266,662
Kornit Digital Ltd. (b)	12,600	181,188
Kvutzat Acro Ltd.	16,671	241,139
M Yochananof & Sons Ltd.	756	80,294
Magic Software Enterprises Ltd.	4,827	125,707
Matrix IT Ltd.	6,184	270,869
Mega Or Holdings Ltd. REIT	5,861	496,523
Melisron Ltd.	7,753	1,005,401
Menora Mivtachim Holdings Ltd.	6,902	864,943
Migdal Insurance & Financial Holdings Ltd. (b)	176,403	855,697
Mivne Real Estate KD Ltd.	129,858	635,213
Mizrahi Tefahot Bank Ltd.	49,294	3,439,800
Nayax Ltd. (b)	7,552	381,730
Next Vision Stabilized Systems Ltd.	19,518	1,285,441
Nice Ltd. (b)	18,640	2,088,527
Nova Ltd. (b)	7,752	2,593,081
Oddity Tech Ltd. Class A (a)(b)	11,100	445,998
Oil Refineries Ltd.	524,773	163,173
One Software Technologies Ltd.	18,972	523,901
OPC Energy Ltd. (b)	53,762	1,258,231
OY Nofar Energy Ltd. (b)	2,491	87,616

See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Partner Communications Co. Ltd.	50,443	$609,191
Paz Retail & Energy Ltd.	1,806	405,161
Phoenix Financial Ltd.	62,055	2,566,235
Plus500 Ltd.	19,643	959,075
Prashkovsky Investments & Construction Ltd. (b)	1,044	51,330
Radware Ltd. (b)	9,900	238,491
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	163,320
Reit 1 Ltd.	33,086	282,473
Retailors Ltd.	3,964	52,848
Sella Capital Real Estate Ltd. REIT	33,394	123,639
Shapir Engineering & Industry Ltd.	29,728	291,861
Shikun & Binui Ltd. (b)	65,885	380,372
Shufersal Ltd.	79,708	994,381
SimilarWeb Ltd. (a)(b)	10,800	80,892
Strauss Group Ltd.	10,127	352,702
Summit Real Estate Holdings Ltd. REIT	17,675	343,617
Tel Aviv Stock Exchange Ltd.	19,698	586,533
Teva Pharmaceutical Industries Ltd. (b)	39,906	1,263,379
Teva Pharmaceutical Industries Ltd. ADR (b)	280,853	8,765,422
Tower Semiconductor Ltd. (b)	32,692	3,826,085
Wix.com Ltd. (b)	14,700	1,527,183
YH Dimri Construction & Development Ltd.	2,050	241,014
ZIM Integrated Shipping Services Ltd.	32,800	696,344
		96,295,172
ITALY — 2.0%
A2A SpA	416,814	1,130,808
ACEA SpA	15,075	391,277
AMCO - Asset Management Co. SpA Class B (a)(b)(d)	403	—
Amplifon SpA (a)	37,364	603,380
Ariston Holding NV	18,227	95,388
Arnoldo Mondadori Editore SpA (a)	41,346	102,702
Ascopiave SpA	16,517	64,015
Azimut Holding SpA	30,692	1,288,293
Banca Generali SpA	15,423	1,036,095
Banca IFIS SpA	5,425	161,706
Banca Mediolanum SpA	63,313	1,447,750
Banca Monte dei Paschi di Siena SpA	594,520	6,374,879
Banca Popolare di Sondrio SpA	25,663	501,830
Banco BPM SpA (a)	341,006	5,214,441
Banco di Desio e della Brianza SpA	8,892	98,688
BFF Bank SpA (b)(e)	47,353	528,331
BPER Banca SpA	381,764	5,201,010
Brembo NV (a)	39,984	442,121
Security Description	Shares	Value
Brunello Cucinelli SpA (a)	8,975	$1,037,415
Carel Industries SpA (a)(e)	15,444	445,293
Cembre SpA (a)	1,575	126,154
CIR SpA-Compagnie Industriali (b)	81,273	67,102
Coca-Cola HBC AG	59,232	3,060,921
Credito Emiliano SpA	19,269	345,794
d'Amico International Shipping SA	9,382	54,697
Danieli & C Officine Meccaniche SpA (c)	10,384	448,794
Danieli & C Officine Meccaniche SpA (c)	1,537	91,340
Davide Campari-Milano NV (a)	163,813	1,065,457
De' Longhi SpA	22,713	973,648
DiaSorin SpA	5,955	479,918
El.En. SpA (a)	10,888	178,001
Enav SpA (e)	61,168	338,648
Enel SpA	2,291,258	23,887,733
Eni SpA	576,212	10,922,462
ERG SpA	12,673	327,146
Ferrari NV	35,510	13,291,300
Ferretti SpA (a)	32,899	118,774
Fila SpA (a)	4,681	53,657
Fincantieri SpA (b)	25,735	504,749
FinecoBank Banca Fineco SpA	179,530	4,680,850
Generali	240,126	10,082,076
GVS SpA (a)(b)(e)	12,903	58,873
Hera SpA	217,991	1,029,199
Industrie De Nora SpA	9,354	80,087
Infrastrutture Wireless Italiane SpA (a)(e)	89,424	828,115
Intercos SpA (a)	10,868	141,169
Interpump Group SpA (a)	20,120	1,105,409
Intesa Sanpaolo SpA	4,012,402	27,901,929
Iren SpA	172,185	516,881
Italgas SpA	165,098	1,844,953
Iveco Group NV	46,537	1,026,155
Juventus Football Club SpA (a)(b)	40,352	137,056
Leonardo SpA	113,061	6,527,689
Lottomatica Group SpA	71,989	1,893,864
LU-VE SpA	5,062	234,236
Maire SpA	39,351	603,116
MARR SpA (a)	7,511	79,568
MFE-MediaForEurope NV Class A (c)	50,314	182,356
MFE-MediaForEurope NV Class A (c)	42,426	148,286
MFE-MediaForEurope NV Class B (a)	8,026	38,741
Moncler SpA	66,159	4,267,310
NewPrinces SpA (b)	4,321	98,248
Nexi SpA (a)(e)	140,573	696,870
OVS SpA (e)	50,146	286,107
Pharmanutra SpA (a)	582	37,116
Piaggio & C SpA (a)	24,484	52,392

See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Pirelli & C SpA (e)	105,884	$728,226
Poste Italiane SpA (e)	130,200	3,284,581
Prysmian SpA	79,313	8,046,228
RAI Way SpA (e)	21,648	142,123
Recordati Industria Chimica e Farmaceutica SpA	35,261	2,010,153
Reply SpA	5,956	802,330
Ryanair Holdings PLC	239,114	8,298,455
Saipem SpA (a)	369,291	1,051,757
Salvatore Ferragamo SpA (a)(b)	11,696	113,050
Sanlorenzo SpA (a)	4,017	142,948
Sesa SpA (a)	1,926	203,127
Snam SpA	564,179	3,747,668
SOL SpA	10,860	624,334
Tamburi Investment Partners SpA (a)	26,984	291,244
Technogym SpA (e)	31,825	603,263
Technoprobe SpA (a)(b)	43,456	622,650
Telecom Italia SpA (a)(b)	3,932,019	2,372,709
Terna - Rete Elettrica Nazionale	407,249	4,330,472
UniCredit SpA	394,934	32,894,855
Unipol Assicurazioni SpA	101,573	2,453,846
Webuild SpA	134,316	539,812
Wiit SpA (a)	1,415	33,652
Zignago Vetro SpA (a)	8,068	73,624
		220,491,475
IVORY COAST — 0.0% *
Endeavour Mining PLC	51,639	2,689,376
JAPAN — 14.8%
& ST HD Co. Ltd.	7,500	137,564
77 Bank Ltd.	16,600	798,626
ABC-Mart, Inc.	26,900	455,899
Acom Co. Ltd.	105,300	332,134
Activia Properties, Inc. REIT	558	501,237
ADEKA Corp.	21,100	521,762
Advance Residence Investment Corp. REIT	759	829,963
Advantest Corp.	217,000	27,182,972
Aeon Co. Ltd.	630,745	9,967,497
AEON Financial Service Co. Ltd.	30,600	338,709
Aeon Hokkaido Corp.	11,100	64,726
AEON REIT Investment Corp.	419	367,021
AGC, Inc.	53,100	1,759,216
Ai Holdings Corp.	7,300	131,707
Aica Kogyo Co. Ltd.	15,200	341,150
Aichi Corp.	11,000	96,073
Aichi Financial Group, Inc.	8,900	261,189
Aichi Steel Corp.	8,800	163,991
Aiful Corp.	89,200	318,114
Ain Holdings, Inc.	5,700	243,099
Air Water, Inc.	49,000	705,560
Aisan Industry Co. Ltd.	7,500	106,941
Aisin Corp.	147,500	2,753,421
Ajinomoto Co., Inc.	255,000	5,396,249
Alfresa Holdings Corp.	46,800	725,834
Security Description	Shares	Value
Alpen Co. Ltd. (a)	6,500	$95,419
Alps Alpine Co. Ltd.	50,500	642,265
ALSOK Co. Ltd.	96,800	760,530
Amada Co. Ltd.	90,900	1,074,017
Amano Corp.	15,100	405,762
ANA Holdings, Inc.	45,200	859,044
Anritsu Corp.	36,800	526,955
Anycolor, Inc.	7,200	222,782
AOKI Holdings, Inc.	8,500	98,207
Aoyama Trading Co. Ltd.	9,700	156,938
Aozora Bank Ltd.	29,700	475,405
Appier Group, Inc.	16,500	113,056
Arata Corp.	22,100	434,259
ARCLANDS Corp.	16,667	205,433
Arcs Co. Ltd.	8,800	190,041
ARE Holdings, Inc.	21,600	440,282
Argo Graphics, Inc.	11,600	119,963
Ariake Japan Co. Ltd.	4,100	138,371
Artience Co. Ltd. (a)	7,600	166,793
As One Corp.	12,000	184,044
Asahi Group Holdings Ltd.	428,800	4,485,104
Asahi Intecc Co. Ltd.	57,800	1,083,208
Asahi Kasei Corp.	347,400	3,078,494
Asahi Yukizai Corp. (a)	4,800	165,670
Asics Corp.	204,700	4,903,815
ASKUL Corp.	8,400	75,026
Astellas Pharma, Inc.	509,800	6,807,307
Atom Corp. (a)(b)	44,800	158,055
Autobacs Seven Co. Ltd.	12,200	128,347
Awa Bank Ltd.	4,900	137,079
Axial Retailing, Inc.	14,900	109,603
Azbil Corp.	131,400	1,192,488
AZ-COM MARUWA Holdings, Inc.	12,500	78,711
Bandai Namco Holdings, Inc.	164,800	4,386,396
Bank of Nagoya Ltd.	6,600	183,374
BayCurrent, Inc.	39,600	1,642,158
Belc Co. Ltd.	2,400	115,296
Bell System24 Holdings, Inc.	7,200	66,192
Belluna Co. Ltd. (a)	11,700	74,345
Bic Camera, Inc. (a)	20,300	217,835
BIPROGY, Inc.	22,700	784,062
Blue Zones Holdings Co. Ltd.	5,200	282,219
BML, Inc.	6,600	162,532
Bridgestone Corp. (a)	321,600	7,209,815
Brother Industries Ltd.	66,300	1,320,544
Bunka Shutter Co. Ltd.	10,500	137,124
C Uyemura & Co. Ltd.	2,600	243,172
Calbee, Inc.	21,800	415,847
Canon Electronics, Inc.	2,900	67,345
Canon Marketing Japan, Inc. (a)	14,000	614,591
Canon, Inc. (a)	244,200	7,217,957
Capcom Co. Ltd.	97,200	2,264,042
Casio Computer Co. Ltd.	44,900	363,795
CCI Group, Inc.	54,000	278,363
Central Automotive Products Ltd.	7,800	93,752

See accompanying notes to financial statements.
138

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Central Glass Co. Ltd.	4,900	$108,944
Central Japan Railway Co.	217,600	6,020,806
Change Holdings, Inc. (a)	6,500	41,054
Chiba Bank Ltd.	161,600	1,802,142
Chiyoda Corp. (b)	30,000	140,674
Chubu Electric Power Co., Inc.	193,200	2,972,971
Chudenko Corp.	5,700	163,460
Chugai Pharmaceutical Co. Ltd.	189,200	9,949,763
Chugin Financial Group, Inc.	41,500	654,093
Chugoku Electric Power Co., Inc.	89,600	568,771
Chugoku Marine Paints Ltd.	8,400	236,601
Citizen Watch Co. Ltd.	50,000	407,031
CKD Corp.	15,400	300,641
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	733,897
Colowide Co. Ltd. (a)	24,100	270,451
Comforia Residential REIT, Inc.	173	368,085
COMSYS Holdings Corp.	30,100	874,512
Cosmo Energy Holdings Co. Ltd.	30,800	820,377
Cosmos Pharmaceutical Corp.	10,800	547,286
Cover Corp. (a)(b)	11,200	107,824
CRE Logistics REIT, Inc.	137	147,362
Create Restaurants Holdings, Inc.	63,200	312,885
Create SD Holdings Co. Ltd.	6,100	129,982
Credit Saison Co. Ltd.	35,600	955,723
CyberAgent, Inc.	125,600	1,072,141
Cybozu, Inc. (a)	7,400	132,897
Dai Nippon Printing Co. Ltd.	106,800	1,835,588
Daicel Corp.	72,200	644,408
Dai-Dan Co. Ltd.	24,000	379,113
Daido Steel Co. Ltd.	28,000	285,725
Daiei Kankyo Co. Ltd.	11,300	280,076
Daifuku Co. Ltd.	90,100	2,832,708
Daihen Corp.	4,100	261,310
Dai-ichi Life Holdings, Inc.	990,400	8,236,221
Daiichi Sankyo Co. Ltd.	507,300	10,835,691
Daiichikosho Co. Ltd.	19,000	204,249
Daikin Industries Ltd.	74,300	9,518,288
Daikokutenbussan Co. Ltd. (a)	2,200	80,283
Daio Paper Corp.	35,500	210,855
Daiseki Co. Ltd.	10,660	231,229
Daishi Hokuetsu Financial Group, Inc.	57,900	601,367
Daito Trust Construction Co. Ltd.	83,000	1,581,154
Daiwa House Industry Co. Ltd.	157,900	5,236,302
Daiwa House REIT Investment Corp.	1,244	1,136,501
Daiwa Industries Ltd.	6,600	66,950
Daiwa Office Investment Corp. REIT	150	358,385
Daiwa Securities Group, Inc.	374,300	3,272,692
Daiwa Securities Living Investments Corp. REIT	502	365,423
Daiwabo Holdings Co. Ltd.	26,200	514,991
DCM Holdings Co. Ltd.	25,500	264,363
DeNA Co. Ltd. (a)	19,900	322,219
Security Description	Shares	Value
Denka Co. Ltd.	22,600	$395,567
Denso Corp.	492,000	6,773,651
Dentsu Group, Inc.	55,600	1,179,077
Dentsu Soken, Inc.	18,900	330,143
Dexerials Corp.	45,600	764,679
DIC Corp. (a)	24,100	561,659
Digital Arts, Inc.	3,000	119,621
Digital Garage, Inc.	9,600	165,732
Dip Corp. (a)	7,800	110,074
Disco Corp.	26,000	7,990,175
DMG Mori Co. Ltd.	36,600	615,507
Doshisha Co. Ltd.	4,900	103,161
Doutor Nichires Holdings Co. Ltd.	6,400	106,078
Dowa Holdings Co. Ltd.	16,800	796,565
DTS Corp.	34,400	269,722
Duskin Co. Ltd.	11,700	317,608
DyDo Group Holdings, Inc. (a)	2,000	32,294
Eagle Industry Co. Ltd.	4,800	87,459
Earth Corp.	6,200	196,389
East Japan Railway Co.	275,600	7,265,171
Ebara Corp.	129,600	3,046,007
EDION Corp.	26,600	359,599
Eiken Chemical Co. Ltd.	8,200	125,920
Eisai Co. Ltd.	74,300	2,208,925
Eizo Corp.	6,200	88,484
Elecom Co. Ltd.	10,000	109,860
Electric Power Development Co. Ltd.	46,000	928,247
ENEOS Holdings, Inc.	761,300	5,376,625
ES-Con Japan Ltd.	67,900	514,627
Exedy Corp.	9,800	350,748
EXEO Group, Inc.	49,600	822,421
Ezaki Glico Co. Ltd. (a)	13,600	470,354
FANUC Corp.	262,900	10,204,368
Fast Retailing Co. Ltd.	54,100	19,652,646
FCC Co. Ltd.	8,000	189,352
Ferrotec Corp.	10,200	327,321
Financial Partners Group Co. Ltd.	14,500	177,613
Food & Life Cos. Ltd.	30,900	1,559,933
FP Corp.	10,000	167,788
Freee KK (a)(b)	11,800	226,221
Frontier Real Estate Investment Corp. REIT	728	431,937
Fuji Co. Ltd. (a)	12,300	167,536
Fuji Corp.	19,800	459,930
Fuji Electric Co. Ltd.	38,000	2,872,819
Fuji Kyuko Co. Ltd.	4,100	54,250
Fuji Media Holdings, Inc.	10,100	237,768
Fuji Oil Co. Ltd.	9,500	221,280
Fuji Seal International, Inc.	10,600	212,007
FUJIFILM Holdings Corp.	315,400	6,728,748
Fujikura Ltd.	70,600	7,855,204
Fujimi, Inc.	11,200	169,417
Fujita Kanko, Inc.	8,500	143,162

See accompanying notes to financial statements.
139

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Fujitsu Ltd.	495,900	$13,695,819
Fukuda Denshi Co. Ltd.	3,400	163,986
Fukuoka Financial Group, Inc.	51,000	1,648,646
Fukuoka REIT Corp.	190	228,128
Fukuyama Transporting Co. Ltd. (a)	4,200	118,434
Funai Soken Holdings, Inc. (a)	18,800	137,451
Furukawa Electric Co. Ltd.	19,000	1,213,372
Furuno Electric Co. Ltd. (a)	7,500	381,830
Fuso Chemical Co. Ltd.	3,100	125,982
Future Corp.	8,700	110,065
Fuyo General Lease Co. Ltd.	20,600	564,202
Galilei Co. Ltd.	4,800	116,367
GENDA, Inc. (a)(b)	21,600	96,600
Genky DrugStores Co. Ltd. (a)	6,600	208,849
Global One Real Estate Investment Corp. REIT	218	191,651
Glory Ltd.	9,800	247,649
GLP J-Reit	1,296	1,231,136
GMO Financial Holdings, Inc.	5,300	29,552
GMO internet group, Inc.	17,800	444,929
GMO Payment Gateway, Inc.	10,900	678,221
GNI Group Ltd. (a)(b)	13,500	207,739
Goldcrest Co. Ltd.	3,600	76,022
Goldwin, Inc.	17,400	278,575
GS Yuasa Corp.	21,800	521,548
GungHo Online Entertainment, Inc. (b)	10,100	162,185
Gunma Bank Ltd.	90,700	999,612
Gunze Ltd.	6,400	174,959
H.U. Group Holdings, Inc.	13,300	286,967
H2O Retailing Corp.	28,600	374,868
Hachijuni Bank Ltd.	104,900	1,136,035
Hakuhodo DY Holdings, Inc.	60,700	451,731
Hakuto Co. Ltd.	3,100	77,428
Halows Co. Ltd.	1,500	44,164
Hamakyorex Co. Ltd.	8,800	99,540
Hamamatsu Photonics KK	89,600	949,476
Hankyu Hanshin Holdings, Inc.	64,700	1,627,561
Hankyu Hanshin REIT, Inc.	144	152,778
Hanwa Co. Ltd.	10,100	462,005
Happinet Corp.	8,200	154,066
Harmonic Drive Systems, Inc.	18,400	443,727
Haseko Corp.	68,100	1,350,313
Hazama Ando Corp.	38,400	463,265
Heiwa Corp.	14,200	183,994
Heiwa Real Estate Co. Ltd.	13,400	190,983
Heiwa Real Estate REIT, Inc.	267	267,775
Heiwado Co. Ltd.	6,200	114,036
Hiday Hidaka Corp.	6,100	134,457
Hikari Tsushin, Inc.	5,000	1,395,579
Hino Motors Ltd. (b)	62,100	152,927
Hioki EE Corp.	2,100	81,725
Hirogin Holdings, Inc.	69,900	705,266
Hirose Electric Co. Ltd.	7,700	849,606
HIS Co. Ltd.	9,300	78,378
Security Description	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	12,200	$341,844
Hitachi Construction Machinery Co. Ltd.	28,600	844,799
Hitachi Ltd.	1,297,700	40,583,913
Hogy Medical Co. Ltd. (a)	6,600	281,272
Hokkaido Electric Power Co., Inc.	39,100	262,172
Hokuetsu Corp. (a)	24,400	139,322
Hokuhoku Financial Group, Inc. (a)	26,100	764,292
Hokuriku Electric Power Co. (a)	36,300	226,028
Honda Motor Co. Ltd.	1,045,600	10,246,206
Horiba Ltd.	9,500	967,304
Hoshino Resorts REIT, Inc.	132	219,965
Hoshizaki Corp.	30,400	1,011,038
Hosiden Corp.	11,900	188,964
House Foods Group, Inc.	13,400	246,081
Hoya Corp.	96,700	14,611,882
Hulic Co. Ltd. (a)	132,200	1,446,023
Hulic Reit, Inc.	309	347,944
Hyakugo Bank Ltd.	58,100	424,783
Hyakujushi Bank Ltd.	6,500	276,181
Ibiden Co. Ltd.	72,600	3,117,615
Ichibanya Co. Ltd. (a)	20,500	119,277
Ichigo Office REIT Investment Corp.	183	113,598
Ichigo, Inc.	57,100	159,557
Idemitsu Kosan Co. Ltd.	253,885	1,916,144
IDOM, Inc.	21,200	172,987
IHI Corp.	291,200	5,117,295
Iida Group Holdings Co. Ltd.	41,800	671,088
Iino Kaiun Kaisha Ltd. (a)	16,300	147,459
Imperial Hotel Ltd.	11,300	86,798
Inaba Denki Sangyo Co. Ltd.	24,400	396,873
Inabata & Co. Ltd.	10,200	243,702
Industrial & Infrastructure Fund Investment Corp. REIT	638	627,641
Infomart Corp. (a)	36,200	97,922
INFRONEER Holdings, Inc.	48,680	663,995
Inpex Corp.	247,300	4,933,536
Internet Initiative Japan, Inc.	29,200	515,185
Invincible Investment Corp. REIT	2,035	836,097
Ise Chemicals Corp. (a)	8,000	239,370
Isetan Mitsukoshi Holdings Ltd.	91,000	1,320,776
Isuzu Motors Ltd.	161,300	2,510,392
Ito En Ltd.	14,500	284,459
ITOCHU Corp.	1,683,500	21,212,240
Itochu Enex Co. Ltd.	11,400	138,041
Itochu-Shokuhin Co. Ltd.	800	57,367
Itoham Yonekyu Holdings, Inc.	7,000	250,088
Itoki Corp.	8,700	135,430
Iwatani Corp.	65,900	692,655
Iyogin Holdings, Inc. (a)	62,600	1,019,005
Izumi Co. Ltd.	10,100	193,308
J Front Retailing Co. Ltd. (a)	71,300	998,459
JAC Recruitment Co. Ltd.	33,200	225,577

See accompanying notes to financial statements.
140

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Jaccs Co. Ltd.	15,900	$439,737
JAFCO Group Co. Ltd. (a)	10,800	166,053
Japan Airlines Co. Ltd.	40,800	756,158
Japan Airport Terminal Co. Ltd.	19,900	556,837
Japan Aviation Electronics Industry Ltd.	11,800	189,408
Japan Elevator Service Holdings Co. Ltd.	46,600	516,853
Japan Excellent, Inc. REIT	341	324,151
Japan Exchange Group, Inc.	280,900	3,003,531
Japan Hotel REIT Investment Corp. (a)	1,357	708,173
Japan Lifeline Co. Ltd.	15,700	157,856
Japan Logistics Fund, Inc. REIT	690	458,254
Japan Material Co. Ltd.	14,200	140,147
Japan Metropolitan Fund Invest REIT	2,009	1,590,589
Japan Petroleum Exploration Co. Ltd.	43,700	437,711
Japan Post Bank Co. Ltd.	503,700	7,098,621
Japan Post Holdings Co. Ltd.	504,900	5,316,517
Japan Post Insurance Co. Ltd.	56,600	1,701,485
Japan Prime Realty Investment Corp. REIT	960	647,370
Japan Pulp & Paper Co. Ltd.	20,000	112,412
Japan Real Estate Investment Corp. REIT	1,740	1,453,099
Japan Securities Finance Co. Ltd.	22,000	284,079
Japan Steel Works Ltd.	17,900	876,928
Japan Tobacco, Inc.	338,100	12,165,517
Japan Wool Textile Co. Ltd.	10,200	115,506
JCU Corp.	3,500	109,302
Jeol Ltd.	13,800	442,935
JFE Holdings, Inc.	162,900	2,075,937
JGC Holdings Corp.	61,900	750,524
JINS Holdings, Inc.	4,500	158,761
JMDC, Inc. (a)	6,900	175,422
Joyful Honda Co. Ltd.	11,600	157,632
JTEKT Corp.	54,900	607,684
Juroku Financial Group, Inc.	8,300	381,256
Justsystems Corp.	7,200	232,428
JVCKenwood Corp.	33,700	257,999
JX Advanced Metals Corp.	168,000	2,100,737
K&O Energy Group, Inc. (a)	3,000	73,112
Kadokawa Corp.	24,200	490,345
Kaga Electronics Co. Ltd.	9,900	244,745
Kagome Co. Ltd. (a)	23,900	411,078
Kajima Corp.	119,700	4,455,960
Kakaku.com, Inc.	33,200	489,702
Kaken Pharmaceutical Co. Ltd.	5,700	146,005
Kameda Seika Co. Ltd. (a)	1,600	39,810
Kamigumi Co. Ltd.	23,600	761,849
Kanadevia Corp.	36,800	223,037
Kanamoto Co. Ltd.	7,900	197,317
Kandenko Co. Ltd.	27,300	875,718
Kaneka Corp.	10,500	294,411
Security Description	Shares	Value
Kanematsu Corp.	45,400	$521,067
Kansai Electric Power Co., Inc.	265,900	4,164,627
Kansai Paint Co. Ltd.	41,500	655,284
Kao Corp.	131,200	5,240,634
Kasumigaseki Capital Co. Ltd.	2,800	131,296
Katitas Co. Ltd.	14,500	295,097
Kato Sangyo Co. Ltd.	4,900	200,383
Kawasaki Heavy Industries Ltd.	42,200	2,794,577
Kawasaki Kisen Kaisha Ltd. (a)	104,700	1,456,829
KDDI Corp.	829,700	14,336,932
KDX Realty Investment Corp. REIT	1,155	1,296,147
KeePer Technical Laboratory Co. Ltd. (a)	4,900	110,039
Keihan Holdings Co. Ltd.	26,100	562,646
Keihanshin Building Co. Ltd.	6,200	76,182
Keikyu Corp.	82,100	803,218
Keio Corp.	32,900	850,915
Keisei Electric Railway Co. Ltd.	103,200	848,670
Keiyo Bank Ltd.	20,200	214,443
Kewpie Corp. (a)	26,400	728,613
Keyence Corp.	55,100	19,924,514
KH Neochem Co. Ltd. (a)	5,100	80,594
Kikkoman Corp.	184,700	1,675,609
Kinden Corp.	36,700	1,590,501
Kintetsu Group Holdings Co. Ltd.	53,600	1,049,807
Kioxia Holdings Corp. (b)	48,100	3,202,166
Kirin Holdings Co. Ltd.	218,000	3,265,584
Kissei Pharmaceutical Co. Ltd.	5,900	175,030
Kitz Corp.	13,700	151,994
Kiyo Bank Ltd.	12,500	259,976
Kobayashi Pharmaceutical Co. Ltd.	12,700	439,795
Kobe Bussan Co. Ltd.	43,600	1,054,222
Kobe Steel Ltd.	100,200	1,323,897
Koei Tecmo Holdings Co. Ltd.	25,320	307,807
Kohnan Shoji Co. Ltd.	5,100	130,636
Koito Manufacturing Co. Ltd.	58,000	854,764
Kokusai Electric Corp.	53,700	1,882,558
Kokuyo Co. Ltd. (a)	90,800	507,280
Komatsu Ltd.	268,100	8,552,107
KOMEDA Holdings Co. Ltd.	10,000	193,627
Komeri Co. Ltd.	7,500	163,642
Konami Group Corp.	28,300	3,851,089
Konica Minolta, Inc.	110,200	478,146
Konishi Co. Ltd.	10,400	88,245
Konoike Transport Co. Ltd.	4,700	98,351
Kose Corp. (a)	10,800	361,045
Koshidaka Holdings Co. Ltd.	10,700	83,555
Kotobuki Spirits Co. Ltd.	27,400	320,420
Kraftia Corp.	12,000	589,263
Krosaki Harima Corp.	4,000	106,160
K's Holdings Corp.	30,200	311,836
Kubota Corp.	274,500	3,881,650
Kumagai Gumi Co. Ltd.	28,000	275,990

See accompanying notes to financial statements.
141

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Kumiai Chemical Industry Co. Ltd.	12,100	$54,346
Kura Sushi, Inc.	4,700	97,451
Kurabo Industries Ltd.	3,300	178,532
Kuraray Co. Ltd. (a)	81,100	821,115
Kureha Corp.	7,200	187,642
Kurita Water Industries Ltd.	29,700	1,202,817
Kusuri No. Aoki Holdings Co. Ltd. (a)	13,900	414,841
KYB Corp.	8,200	233,583
Kyocera Corp.	382,800	5,364,255
Kyoei Steel Ltd.	3,100	48,455
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	115,819
Kyorin Pharmaceutical Co. Ltd.	12,000	117,669
Kyoritsu Maintenance Co. Ltd.	16,700	298,585
Kyoto Financial Group, Inc.	61,300	1,340,235
Kyowa Kirin Co. Ltd.	64,300	1,036,627
Kyushu Electric Power Co., Inc.	120,300	1,288,613
Kyushu Financial Group, Inc.	103,400	671,544
Kyushu Railway Co.	41,300	1,073,439
LaSalle Logiport REIT	496	501,870
Lasertec Corp.	23,800	4,501,266
Leopalace21 Corp.	38,400	161,199
Life Corp.	9,200	150,022
Lifedrink Co., Inc.	9,000	99,850
Lifenet Insurance Co. (b)	23,500	291,304
Lintec Corp.	8,700	245,328
Lion Corp.	77,900	819,529
Lixil Corp.	88,400	1,068,447
LY Corp.	833,400	2,218,217
M&A Capital Partners Co. Ltd.	3,100	66,650
M3, Inc.	125,000	1,685,859
Mabuchi Motor Co. Ltd.	51,200	469,879
Macnica Holdings, Inc.	37,100	566,281
Maeda Kosen Co. Ltd.	11,400	143,859
Makino Milling Machine Co. Ltd.	7,000	493,030
Makita Corp.	67,400	2,036,899
Mani, Inc.	21,100	195,324
Marubeni Corp.	397,700	11,044,615
Maruha Nichiro Corp.	27,600	226,442
Marui Group Co. Ltd.	44,200	908,279
Maruichi Steel Tube Ltd.	50,100	463,779
Maruwa Co. Ltd.	2,500	679,448
Maruzen Showa Unyu Co. Ltd.	2,600	136,017
Matsuda Sangyo Co. Ltd.	1,700	57,265
Matsui Securities Co. Ltd.	30,700	167,460
MatsukiyoCocokara & Co.	93,620	1,619,812
Matsuyafoods Holdings Co. Ltd. (a)	2,200	91,091
Max Co. Ltd.	6,000	264,506
Maxell Ltd.	6,800	104,118
Maxvalu Tokai Co. Ltd.	1,400	33,137
Mazda Motor Corp. (a)	171,000	1,329,861
McDonald's Holdings Co. Japan Ltd.	24,900	1,015,095
MCJ Co. Ltd.	15,000	154,263
Security Description	Shares	Value
Mebuki Financial Group, Inc.	256,800	$1,700,586
Medipal Holdings Corp.	49,200	869,463
Megachips Corp. (a)	1,800	91,065
Megmilk Snow Brand Co. Ltd.	9,900	204,322
Meidensha Corp.	7,900	280,730
MEIJI Holdings Co. Ltd.	65,200	1,449,628
Meiko Electronics Co. Ltd.	4,700	321,139
MEITEC Group Holdings, Inc.	19,700	445,668
Menicon Co. Ltd. (a)	11,500	117,168
Mercari, Inc. (b)	37,800	764,465
Metaplanet, Inc. (a)(b)	138,200	357,083
METAWATER Co. Ltd.	4,200	90,166
Micronics Japan Co. Ltd. (a)	8,600	386,807
Milbon Co. Ltd.	6,100	94,762
Minebea Mitsumi, Inc.	100,400	2,011,907
Mirai Corp. REIT	431	138,584
Mirai Industry Co. Ltd.	2,000	44,084
Mirait One Corp.	23,300	521,015
MIRARTH Real Estate Investment Corp. REIT	247	147,338
MISUMI Group, Inc.	80,000	1,248,907
Mitani Sekisan Co. Ltd.	4,200	219,184
Mitsubishi Chemical Group Corp.	380,400	2,220,830
Mitsubishi Corp.	911,500	20,853,227
Mitsubishi Electric Corp.	535,800	15,672,864
Mitsubishi Estate Co. Ltd.	299,500	7,300,963
Mitsubishi Estate Logistics REIT Investment Corp.	348	295,060
Mitsubishi Gas Chemical Co., Inc.	40,500	733,674
Mitsubishi HC Capital, Inc.	252,230	2,109,627
Mitsubishi Heavy Industries Ltd.	907,800	22,239,638
Mitsubishi Logisnext Co. Ltd.	7,200	70,647
Mitsubishi Logistics Corp.	69,700	532,494
Mitsubishi Materials Corp.	33,200	777,339
Mitsubishi Motors Corp.	208,900	494,446
Mitsubishi Pencil Co. Ltd. (a)	5,800	80,555
Mitsubishi Research Institute, Inc.	1,100	35,019
Mitsubishi UFJ Financial Group, Inc.	3,247,300	51,647,701
Mitsuboshi Belting Ltd.	26,600	666,082
Mitsui & Co. Ltd.	695,800	20,610,542
Mitsui Chemicals, Inc.	104,000	1,328,323
Mitsui DM Sugar Co. Ltd.	2,500	53,112
Mitsui E&S Co. Ltd.	26,300	932,904
Mitsui Fudosan Accommodations Fund, Inc. REIT	610	523,041
Mitsui Fudosan Co. Ltd.	744,600	8,458,071
Mitsui Fudosan Logistics Park, Inc. REIT	944	735,350
Mitsui High-Tec, Inc. (a)	21,500	104,246
Mitsui Kinzoku Co. Ltd.	17,200	1,935,130
Mitsui OSK Lines Ltd. (a)	97,600	2,932,763
Mitsui-Soko Holdings Co. Ltd. (a)	21,300	506,732
Mitsuuroko Group Holdings Co. Ltd.	3,800	53,384

See accompanying notes to financial statements.
142

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Miura Co. Ltd.	26,400	$511,848
MIXI, Inc.	7,200	125,263
Mizuho Financial Group, Inc.	706,020	25,674,274
Mizuho Leasing Co. Ltd.	53,100	478,677
Mizuno Corp.	14,700	290,258
Mochida Pharmaceutical Co. Ltd.	3,500	78,934
Modec, Inc.	12,500	948,994
Monex Group, Inc.	37,700	175,819
Money Forward, Inc. (a)(b)	12,500	372,261
Monogatari Corp. (a)	8,200	230,706
MonotaRO Co. Ltd. (a)	71,200	1,135,830
Mori Hills REIT Investment Corp.	383	364,075
Mori Trust Reit, Inc.	646	321,877
Morinaga & Co. Ltd.	18,700	317,343
Morinaga Milk Industry Co. Ltd.	16,600	394,388
Morita Holdings Corp.	4,400	77,364
MOS Food Services, Inc.	5,200	140,993
MS&AD Insurance Group Holdings, Inc.	362,500	8,517,576
Murata Manufacturing Co. Ltd.	470,100	9,735,204
Musashi Seimitsu Industry Co. Ltd.	10,800	175,975
Musashino Bank Ltd.	4,100	127,124
Nabtesco Corp. (a)	33,400	798,642
Nachi-Fujikoshi Corp.	2,300	63,830
Nagase & Co. Ltd.	20,100	487,801
Nagawa Co. Ltd. (a)	6,400	263,766
Nagoya Railroad Co. Ltd. (a)	57,400	615,948
Nakanishi, Inc.	18,500	233,810
Namura Shipbuilding Co. Ltd.	13,800	311,665
Nankai Electric Railway Co. Ltd.	27,700	524,770
Nanto Bank Ltd.	5,600	212,932
NEC Corp.	379,100	12,842,649
Nexon Co. Ltd. (a)	104,600	2,553,856
Nextage Co. Ltd. (a)	8,200	144,649
NGK Insulators Ltd.	63,300	1,353,270
NH Foods Ltd.	25,900	1,083,456
NHK Spring Co. Ltd.	58,100	933,151
Nichias Corp.	14,700	635,473
Nichicon Corp.	9,900	103,330
Nichiha Corp.	5,200	108,316
Nichirei Corp.	57,200	680,948
NIDEC Corp.	248,800	3,384,105
Nifco, Inc.	22,500	695,333
Nihon Kohden Corp.	51,700	555,112
Nihon M&A Center Holdings, Inc.	67,400	309,942
Nihon Parkerizing Co. Ltd.	18,600	168,859
Nikkon Holdings Co. Ltd. (a)	26,900	584,525
Nikon Corp. (a)	76,300	848,941
Nintendo Co. Ltd.	312,700	21,136,601
Nippn Corp.	12,600	191,397
Nippon Building Fund, Inc. REIT	2,167	1,975,593
Nippon Densetsu Kogyo Co. Ltd.	7,600	160,490
Nippon Electric Glass Co. Ltd.	19,600	769,645
Nippon Express Holdings, Inc.	60,900	1,301,961
Security Description	Shares	Value
Nippon Gas Co. Ltd.	26,900	$509,786
Nippon Kanzai Holdings Co. Ltd.	4,000	71,045
Nippon Kayaku Co. Ltd.	46,400	497,761
Nippon Light Metal Holdings Co. Ltd.	14,500	235,893
Nippon Paint Holdings Co. Ltd. (a)	266,000	1,777,632
Nippon Paper Industries Co. Ltd.	26,300	195,138
Nippon Prologis REIT, Inc.	1,902	1,127,282
NIPPON REIT Investment Corp.	388	244,565
Nippon Sanso Holdings Corp.	47,700	1,420,547
Nippon Shinyaku Co. Ltd.	14,900	537,083
Nippon Shokubai Co. Ltd.	25,600	327,543
Nippon Soda Co. Ltd.	9,400	217,091
Nippon Steel Corp.	1,362,500	5,578,822
Nippon Television Holdings, Inc.	14,900	361,699
Nippon Yusen KK (a)	122,100	3,955,621
Nipro Corp.	41,300	389,168
Nishimatsu Construction Co. Ltd.	7,700	280,795
Nishimatsuya Chain Co. Ltd. (a)	9,000	117,650
Nishi-Nippon Financial Holdings, Inc.	32,000	655,536
Nishi-Nippon Railroad Co. Ltd.	15,700	280,055
Nishio Holdings Co. Ltd.	2,900	87,604
Nissan Chemical Corp.	34,800	1,190,675
Nissan Motor Co. Ltd. (b)	612,300	1,523,865
Nissan Shatai Co. Ltd.	13,600	87,893
Nisshin Oillio Group Ltd.	7,600	254,554
Nisshin Seifun Group, Inc.	57,800	708,741
Nisshinbo Holdings, Inc.	40,400	337,902
Nissin Foods Holdings Co. Ltd.	55,500	1,030,899
Nissui Corp.	78,900	575,850
Niterra Co. Ltd.	42,400	1,864,037
Nitori Holdings Co. Ltd.	117,500	2,055,847
Nitta Corp.	3,000	80,672
Nittetsu Mining Co. Ltd. (a)	15,500	221,210
Nitto Boseki Co. Ltd.	6,800	442,502
Nitto Denko Corp.	197,100	4,671,450
Nitto Kogyo Corp.	5,500	144,391
Noevir Holdings Co. Ltd.	3,500	102,268
NOF Corp.	61,100	1,173,703
Nohmi Bosai Ltd.	4,800	118,205
Nojima Corp.	42,600	323,417
NOK Corp.	19,500	349,332
Nomura Co. Ltd.	11,200	94,962
Nomura Holdings, Inc.	846,700	7,027,699
Nomura Micro Science Co. Ltd.	5,600	106,430
Nomura Real Estate Holdings, Inc.	147,200	908,114
Nomura Real Estate Master Fund, Inc. REIT	1,076	1,188,271
Nomura Research Institute Ltd.	108,900	4,183,144
Noritake Co. Ltd.	6,600	240,429
Noritsu Koki Co. Ltd.	12,600	149,276
Noritz Corp.	6,800	86,548
North Pacific Bank Ltd.	112,200	607,009

See accompanying notes to financial statements.
143

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
NS Solutions Corp. (a)	20,400	$575,513
NS United Kaiun Kaisha Ltd.	1,400	54,483
NSD Co. Ltd.	16,000	353,593
NSK Ltd.	129,700	807,434
NTN Corp.	90,000	211,069
NTT UD REIT Investment Corp.	365	326,939
NTT, Inc.	8,418,000	8,469,288
Nxera Pharma Co. Ltd. (a)(b)	13,900	73,338
Obara Group, Inc.	1,300	31,765
Obayashi Corp.	182,200	3,799,878
OBIC Business Consultants Co. Ltd.	8,200	442,213
Obic Co. Ltd.	92,900	2,917,183
Odakyu Electric Railway Co. Ltd.	93,300	1,016,660
Ogaki Kyoritsu Bank Ltd.	8,200	245,354
Ohsho Food Service Corp. (a)	9,500	194,855
Oji Holdings Corp.	250,300	1,373,620
Okamoto Industries, Inc.	1,900	66,305
Okamura Corp.	11,300	165,306
Okasan Securities Group, Inc.	44,000	211,094
Oki Electric Industry Co. Ltd.	29,500	373,584
Okinawa Cellular Telephone Co.	9,600	173,449
OKUMA Corp.	11,000	254,745
Okumura Corp.	8,800	347,520
Olympus Corp.	335,200	4,243,864
Omron Corp.	49,100	1,240,461
Ono Pharmaceutical Co. Ltd.	108,700	1,506,592
Onward Holdings Co. Ltd.	36,300	170,216
Open House Group Co. Ltd.	20,800	1,221,102
Open Up Group, Inc.	10,803	127,021
Oracle Corp. Japan	10,900	917,229
Organo Corp.	7,200	595,081
Orient Corp.	61,400	417,181
Oriental Land Co. Ltd.	303,100	5,604,870
ORIX Corp.	327,600	9,517,946
Orix JREIT, Inc.	1,554	1,053,879
Osaka Gas Co. Ltd.	112,300	3,890,325
Osaka Soda Co. Ltd.	17,000	234,917
Osaka Steel Co. Ltd.	3,400	60,280
OSG Corp.	18,600	271,266
Otsuka Corp.	62,700	1,292,841
Otsuka Holdings Co. Ltd.	122,400	6,928,803
Pacific Industrial Co. Ltd.	8,700	179,556
PAL GROUP Holdings Co. Ltd.	22,600	293,557
PALTAC Corp.	8,000	246,209
Pan Pacific International Holdings Corp.	559,500	3,327,837
Panasonic Holdings Corp.	656,900	8,480,252
Park24 Co. Ltd.	34,800	464,015
Pasona Group, Inc.	4,800	62,012
Penta-Ocean Construction Co. Ltd.	65,800	661,379
PeptiDream, Inc. (a)(b)	25,000	264,203
Persol Holdings Co. Ltd.	463,400	859,128
PHC Holdings Corp.	12,900	91,517
Pigeon Corp. (a)	30,600	314,600
Security Description	Shares	Value
PILLAR Corp. (a)	9,400	$287,556
Pilot Corp. (a)	8,100	251,819
PKSHA Technology, Inc. (a)(b)	3,100	69,418
Plus Alpha Consulting Co. Ltd.	8,100	124,643
Pola Orbis Holdings, Inc. (a)	19,800	164,468
Prestige International, Inc.	14,500	67,345
Prima Meat Packers Ltd.	3,400	57,807
Raito Kogyo Co. Ltd.	9,300	200,839
Raiznext Corp.	6,900	107,102
Rakus Co. Ltd.	43,000	285,304
Rakuten Bank Ltd. (b)	28,200	1,243,538
Rakuten Group, Inc. (b)	453,700	2,906,088
Recruit Holdings Co. Ltd.	394,500	22,266,366
Relo Group, Inc.	20,900	228,741
Renesas Electronics Corp. (b)	501,000	6,840,027
Rengo Co. Ltd.	42,800	331,898
Resona Holdings, Inc.	585,002	5,572,159
Resonac Holdings Corp.	49,700	2,069,235
Resorttrust, Inc.	46,000	575,935
Ricoh Co. Ltd.	147,000	1,288,577
Ricoh Leasing Co. Ltd.	6,500	242,177
Rigaku Holdings Corp.	30,600	239,537
Riken Keiki Co. Ltd.	7,400	151,073
Riken Vitamin Co. Ltd.	4,400	83,287
Rinnai Corp.	28,500	720,023
Riso Kagaku Corp.	5,800	46,179
Rohm Co. Ltd. (a)	100,700	1,426,227
Rohto Pharmaceutical Co. Ltd.	55,200	925,488
Roland Corp.	10,500	239,146
Rorze Corp. (a)	23,000	329,861
Round One Corp.	53,700	383,706
Royal Holdings Co. Ltd. (a)	15,800	132,855
RS Technologies Co. Ltd. (a)	1,600	38,483
Ryohin Keikaku Co. Ltd.	143,200	2,541,596
Ryoyo Ryosan Holdings, Inc. (a)	8,596	170,280
S Foods, Inc.	11,800	204,916
Saizeriya Co. Ltd.	9,600	335,628
Sakai Moving Service Co. Ltd.	4,900	89,625
Sakata INX Corp.	6,900	104,285
Sakata Seed Corp.	6,100	166,174
Sakura Internet, Inc. (a)	6,500	115,283
Samty Residential Investment Corp. REIT	129	95,879
San-A Co. Ltd.	9,000	170,130
San-Ai Obbli Co. Ltd.	29,400	396,139
SanBio Co. Ltd. (b)	15,300	164,962
Sangetsu Corp.	11,700	232,141
San-In Godo Bank Ltd.	38,300	363,831
Sanken Electric Co. Ltd. (b)	8,100	298,637
Sanki Engineering Co. Ltd.	10,100	369,862
Sankyo Co. Ltd.	49,400	800,826
Sankyu, Inc.	11,300	609,607
Sanrio Co. Ltd.	50,600	1,587,293
Sansan, Inc. (b)	19,500	215,720
Santen Pharmaceutical Co. Ltd.	94,800	983,411
Sanwa Holdings Corp.	50,700	1,319,374

See accompanying notes to financial statements.
144

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Sanyo Chemical Industries Ltd.	8,300	$276,411
Sanyo Denki Co. Ltd.	6,000	160,579
Sapporo Holdings Ltd. (a)	85,500	919,666
Sawai Group Holdings Co. Ltd.	27,300	410,863
SBI Holdings, Inc.	159,000	3,423,554
SBS Holdings, Inc. (a)	3,300	79,581
SCREEN Holdings Co. Ltd.	22,300	2,168,184
Secom Co. Ltd.	121,000	4,302,102
Sega Sammy Holdings, Inc.	44,000	687,180
Seibu Holdings, Inc.	64,500	1,771,080
Seiko Epson Corp.	81,800	1,034,862
Seiko Group Corp.	6,900	320,470
Seino Holdings Co. Ltd. (a)	26,300	395,310
Seiren Co. Ltd.	13,700	267,454
Sekisui Chemical Co. Ltd.	106,000	1,781,939
Sekisui House Ltd.	168,900	3,769,257
Sekisui House Reit, Inc.	1,449	831,988
Senko Group Holdings Co. Ltd.	36,600	456,143
Senshu Electric Co. Ltd.	2,700	92,673
Senshu Ikeda Holdings, Inc.	67,600	341,138
Septeni Holdings Co. Ltd. (a)	11,000	34,317
Seria Co. Ltd.	9,800	217,576
Seven & i Holdings Co. Ltd.	587,000	8,427,979
Seven Bank Ltd.	148,600	289,246
SG Holdings Co. Ltd. (a)	90,700	829,490
Sharp Corp. (a)(b)	71,800	353,079
Shibaura Machine Co. Ltd.	3,800	103,882
Shibaura Mechatronics Corp.	3,600	435,000
Shibuya Corp.	3,500	76,813
SHIFT, Inc. (a)(b)	53,000	332,042
Shiga Bank Ltd.	9,000	412,262
Shikoku Electric Power Co., Inc.	47,000	464,918
Shikoku Kasei Holdings Corp. (a)	6,600	115,583
Shimadzu Corp.	66,700	1,773,617
Shimamura Co. Ltd.	11,700	762,857
Shimano, Inc. (a)	21,300	2,246,933
Shimizu Corp.	150,300	2,558,777
Shin Nippon Air Technologies Co. Ltd.	5,200	104,335
Shinagawa Refra Co. Ltd.	5,900	79,610
Shin-Etsu Chemical Co. Ltd.	475,300	14,776,464
Shin-Etsu Polymer Co. Ltd.	10,100	129,001
Shinmaywa Industries Ltd.	11,300	138,128
Shinnihon Corp.	5,800	75,301
Shionogi & Co. Ltd.	212,200	3,846,121
Ship Healthcare Holdings, Inc.	27,700	463,802
Shiseido Co. Ltd. (a)	113,300	1,646,607
Shizuoka Financial Group, Inc.	123,200	1,911,528
Shizuoka Gas Co. Ltd.	8,100	62,012
SHO-BOND Holdings Co. Ltd.	43,600	368,282
Shochiku Co. Ltd.	2,800	212,039
Shoei Co. Ltd. (a)	11,000	124,706
Showa Sangyo Co. Ltd.	4,800	92,328
Simplex Holdings, Inc.	41,200	276,253
Sinfonia Technology Co. Ltd.	6,300	364,548
Sinko Industries Ltd.	12,300	111,116
Security Description	Shares	Value
SKY Perfect JSAT Holdings, Inc.	57,700	$734,019
Skylark Holdings Co. Ltd. (a)	68,200	1,464,117
SMC Corp.	16,200	5,628,581
SMS Co. Ltd.	15,100	130,052
Socionext, Inc. (a)	54,900	766,873
SoftBank Corp.	8,080,000	11,072,659
SoftBank Group Corp.	1,082,400	30,384,127
Sojitz Corp.	63,120	1,959,903
Sompo Holdings, Inc.	250,000	8,510,638
Sony Financial Group, Inc. (b)	1,732,500	1,834,795
Sony Group Corp.	1,741,900	44,718,528
SOSiLA Logistics REIT, Inc.	112	90,246
Sotetsu Holdings, Inc.	18,600	334,395
Square Enix Holdings Co. Ltd.	66,900	1,220,457
Stanley Electric Co. Ltd.	33,400	655,875
Star Asia Investment Corp. REIT	692	272,394
Star Micronics Co. Ltd. (a)	8,200	114,411
Starts Corp., Inc.	6,800	207,586
Subaru Corp.	166,000	3,595,458
Sugi Holdings Co. Ltd.	27,700	651,214
SUMCO Corp.	95,000	869,725
Sumitomo Bakelite Co. Ltd.	19,800	652,189
Sumitomo Chemical Co. Ltd.	393,700	1,119,224
Sumitomo Corp.	307,100	10,603,370
Sumitomo Electric Industries Ltd.	201,300	8,122,891
Sumitomo Forestry Co. Ltd. (a)	125,400	1,283,641
Sumitomo Heavy Industries Ltd.	33,500	886,736
Sumitomo Metal Mining Co. Ltd.	68,200	2,765,941
Sumitomo Mitsui Financial Group, Inc.	1,045,300	33,617,387
Sumitomo Mitsui Trust Group, Inc.	181,700	5,537,535
Sumitomo Osaka Cement Co. Ltd.	7,800	189,097
Sumitomo Pharma Co. Ltd. (b)	48,600	718,714
Sumitomo Realty & Development Co. Ltd.	187,200	4,695,974
Sumitomo Rubber Industries Ltd.	52,100	802,216
Sumitomo Warehouse Co. Ltd.	10,700	242,336
Sun Corp. (a)	4,900	281,036
Sun Frontier Fudousan Co. Ltd.	5,800	88,807
Sundrug Co. Ltd.	19,000	521,956
Suntory Beverage & Food Ltd. (a)	38,700	1,167,086
Suruga Bank Ltd.	34,300	373,975
Suzuken Co. Ltd.	19,100	747,087
Suzuki Motor Corp.	442,800	6,594,894
SWCC Corp.	9,800	646,477
Sysmex Corp.	147,600	1,452,506
Systena Corp.	63,300	207,574
T Hasegawa Co. Ltd.	6,800	122,252
T&D Holdings, Inc.	136,600	3,150,397
Tadano Ltd.	23,700	160,424
Taihei Dengyo Kaisha Ltd.	9,300	128,335
Taiheiyo Cement Corp.	31,800	787,773
Taikisha Ltd.	10,200	214,418

See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Taisei Corp.	46,300	$4,382,025
Taiyo Holdings Co. Ltd.	21,400	650,144
Taiyo Yuden Co. Ltd. (a)	33,500	756,579
Takamatsu Construction Group Co. Ltd.	10,200	261,271
Takara Bio, Inc. (a)	7,300	37,025
Takara Holdings, Inc.	35,500	363,957
Takara Standard Co. Ltd.	13,200	245,566
Takasago International Corp.	14,500	136,355
Takasago Thermal Engineering Co. Ltd.	23,200	656,429
Takashimaya Co. Ltd. (a)	83,700	876,542
Takeda Pharmaceutical Co. Ltd.	448,238	13,826,474
Takeuchi Manufacturing Co. Ltd.	7,700	331,590
Takuma Co. Ltd.	13,400	211,757
Tama Home Co. Ltd. (a)	4,400	100,494
Tamron Co. Ltd.	30,400	200,540
TBS Holdings, Inc.	7,400	272,829
TDK Corp.	547,600	7,724,289
TechMatrix Corp.	9,100	135,677
Teijin Ltd.	50,400	435,849
Terumo Corp.	375,400	5,436,588
THK Co. Ltd.	33,400	853,831
Timee, Inc. (a)(b)	7,900	63,807
TIS, Inc.	59,900	2,008,959
TKC Corp.	10,100	277,719
Toa Corp.	14,900	269,112
Toagosei Co. Ltd.	18,700	195,834
Tobu Railway Co. Ltd.	53,300	897,883
Tocalo Co. Ltd.	12,500	177,358
Toda Corp.	54,600	440,994
Toei Animation Co. Ltd.	17,800	309,452
Toei Co. Ltd.	11,200	390,137
Toenec Corp.	6,000	74,222
Toho Bank Ltd. (a)	30,200	104,234
Toho Co. Ltd.	32,000	1,629,143
Toho Gas Co. Ltd.	20,000	594,979
Toho Holdings Co. Ltd. (a)	14,500	431,822
Tohoku Electric Power Co., Inc.	126,500	930,521
Tokai Carbon Co. Ltd.	54,900	339,463
TOKAI Holdings Corp.	21,100	145,517
Tokai Rika Co. Ltd.	11,200	222,578
Tokai Tokyo Financial Holdings, Inc.	41,500	181,891
Token Corp.	1,100	103,021
Tokio Marine Holdings, Inc.	520,400	19,312,685
Tokuyama Corp.	17,600	462,948
Tokyo Century Corp.	40,000	517,656
Tokyo Electric Power Co. Holdings, Inc. (b)	432,400	1,813,241
Tokyo Electron Device Ltd. (a)	4,600	99,633
Tokyo Electron Ltd.	126,900	27,785,307
Tokyo Gas Co. Ltd.	99,600	3,942,824
Tokyo Kiraboshi Financial Group, Inc.	6,500	360,777
Tokyo Metro Co. Ltd. (a)	76,900	782,271
Security Description	Shares	Value
Tokyo Ohka Kogyo Co. Ltd. (a)	28,700	$1,062,712
Tokyo Seimitsu Co. Ltd.	12,300	871,425
Tokyo Steel Manufacturing Co. Ltd.	15,900	149,723
Tokyo Tatemono Co. Ltd.	50,600	1,144,710
Tokyotokeiba Co. Ltd. (a)	3,400	123,206
Tokyu Construction Co. Ltd.	21,300	177,879
Tokyu Corp.	164,800	1,924,042
Tokyu Fudosan Holdings Corp.	163,100	1,486,937
Tokyu REIT, Inc.	280	369,951
TOMONY Holdings, Inc.	28,300	141,550
Tomy Co. Ltd.	23,900	420,455
TOPPAN Holdings, Inc.	65,300	1,941,774
Topre Corp.	7,000	105,707
Toray Industries, Inc.	384,100	2,499,486
Toridoll Holdings Corp.	13,800	373,118
Tosei Corp.	11,400	124,804
Toshiba TEC Corp.	9,200	160,822
Tosoh Corp.	78,200	1,173,412
Totech Corp.	5,300	123,924
Totetsu Kogyo Co. Ltd.	5,700	165,278
TOTO Ltd.	40,500	1,119,825
Towa Corp.	12,900	176,943
Towa Pharmaceutical Co. Ltd. (a)	5,600	130,046
Toyo Construction Co. Ltd. (b)	16,800	186,708
Toyo Seikan Group Holdings Ltd.	30,200	737,154
Toyo Suisan Kaisha Ltd.	24,100	1,652,844
Toyo Tanso Co. Ltd. (a)	3,700	113,777
Toyo Tire Corp.	32,700	904,364
Toyobo Co. Ltd.	103,700	833,596
Toyoda Gosei Co. Ltd.	14,700	369,786
Toyota Boshoku Corp.	23,400	375,158
Toyota Industries Corp.	48,000	5,450,892
Toyota Motor Corp.	2,684,340	57,473,253
Toyota Tsusho Corp.	200,200	6,736,131
Transcosmos, Inc.	3,700	91,588
TRE Holdings Corp.	5,800	59,537
Trend Micro, Inc.	36,900	1,530,663
Tri Chemical Laboratories, Inc.	5,600	96,820
Trial Holdings, Inc. (a)	8,700	172,063
Trusco Nakayama Corp.	8,700	133,432
TS Tech Co. Ltd.	24,500	287,757
Tsubakimoto Chain Co.	17,400	256,762
Tsuburaya Fields Holdings, Inc.	23,600	279,294
Tsugami Corp.	12,500	229,114
Tsumura & Co.	15,600	405,762
Tsuruha Holdings, Inc. (a)	79,475	1,459,243
Tsurumi Manufacturing Co. Ltd.	6,600	90,066
TV Asahi Holdings Corp.	5,000	106,223
UACJ Corp.	48,800	660,961
UBE Corp.	27,100	444,506
Ulvac, Inc.	13,200	596,230
U-Next Holdings Co. Ltd.	16,800	214,575
Unicharm Corp.	343,100	1,959,070
Union Tool Co. (a)	2,400	130,607

See accompanying notes to financial statements.
146

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
United Super Markets Holdings, Inc.	23,700	$136,686
United Urban Investment Corp. REIT	930	1,085,776
Ushio, Inc. (a)	17,800	284,468
USS Co. Ltd.	116,400	1,275,057
UT Group Co. Ltd.	96,000	121,879
Valor Holdings Co. Ltd.	7,600	163,399
Visional, Inc. (b)	6,800	434,259
Wacoal Holdings Corp.	12,700	357,961
Wacom Co. Ltd.	24,300	125,418
Wakita & Co. Ltd.	7,000	86,102
West Holdings Corp.	5,510	53,713
West Japan Railway Co.	131,100	2,614,556
WingArc1st, Inc. (a)	3,500	81,167
Workman Co. Ltd.	5,800	243,478
Yakult Honsha Co. Ltd. (a)	70,000	1,093,464
YAMABIKO Corp.	6,300	119,453
Yamada Holdings Co. Ltd.	150,600	499,134
Yamaguchi Financial Group, Inc.	49,400	669,088
Yamaha Corp.	100,800	702,568
Yamaha Motor Co. Ltd. (a)	261,500	1,934,411
Yamato Holdings Co. Ltd.	74,200	1,045,697
Yamato Kogyo Co. Ltd.	10,900	743,379
Yamazaki Baking Co. Ltd.	32,000	672,277
Yamazen Corp.	14,000	132,636
Yaskawa Electric Corp.	65,200	1,978,316
Yellow Hat Ltd.	23,200	242,738
Yodoko Ltd.	22,000	191,024
Yokogawa Bridge Holdings Corp.	6,900	133,162
Yokogawa Electric Corp.	64,200	2,054,466
Yokohama Financial Group, Inc.	297,900	2,458,347
Yokohama Rubber Co. Ltd.	33,600	1,289,810
Yonex Co. Ltd.	14,000	296,533
Yoshinoya Holdings Co. Ltd.	17,700	346,784
Yuasa Trading Co. Ltd.	3,200	108,814
Yurtec Corp.	5,500	96,600
Zacros Corp.	10,800	79,581
Zenkoku Hosho Co. Ltd.	27,400	545,570
Zensho Holdings Co. Ltd.	27,300	1,563,160
Zeon Corp.	34,200	390,449
ZERIA Pharmaceutical Co. Ltd.	2,600	34,817
Zojirushi Corp.	9,400	93,913
ZOZO, Inc.	115,200	948,823
Zuken, Inc.	3,500	109,078
		1,613,585,220
JERSEY — 0.0% *
JTC PLC (e)	42,009	725,514
KUWAIT — 0.2%
Agility Global PLC	1,135,586	377,199
Agility Public Warehousing Co. KSCC	402,690	184,648
Al Ahli Bank of Kuwait KSCP	294,951	282,002
Ali Alghanim Sons Automotive Co. KSCC	142,912	525,637
Security Description	Shares	Value
Arabi Group Holding KSC (b)(d)	198,460	$186,359
Boubyan Bank KSCP	385,777	897,010
Boubyan Petrochemicals Co. KSCP	96,096	183,442
Boursa Kuwait Securities Co. KPSC	53,839	647,819
Burgan Bank SAK	270,622	192,736
Commercial Real Estate Co. KSC	284,859	188,053
Gulf Bank KSCP	521,348	605,272
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	128,144
Humansoft Holding Co. KSC	24,729	211,182
Jazeera Airways Co. KSCP	15,731	83,182
Kuwait Finance House KSCP	3,014,545	7,950,556
Kuwait International Bank KSCP	253,790	226,141
Kuwait Projects Co. Holding KSCP (b)	591,156	152,835
Kuwait Real Estate Co. KSC (b)	128,656	160,663
Kuwait Telecommunications Co.	187,081	419,792
Mabanee Co. KPSC	189,893	673,117
Mezzan Holding Co. KSCC	29,758	120,967
Mobile Telecommunications Co. KSCP	473,369	798,955
National Bank of Kuwait SAKP	2,263,835	7,472,496
National Industries Group Holding SAK	492,876	479,252
National Investments Co. KSCP	53,192	52,241
National Real Estate Co. KPSC (b)	195,244	45,716
Salhia Real Estate Co. KSCP	326,767	415,499
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	176,469
Warba Bank KSCP (b)	988,895	942,264
		24,779,648
LUXEMBOURG — 0.1%
Aperam SA (a)	11,706	484,483
ArcelorMittal SA	132,806	6,097,027
CVC Capital Partners PLC (e)	55,397	930,373
Eurofins Scientific SE	33,516	2,456,244
Reinet Investments SCA	43,368	1,518,011
RTL Group SA	10,497	424,707
SES SA	96,430	626,285
		12,537,130
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	658,000	3,239,488
MGM China Holdings Ltd.	120,000	202,120
Sands China Ltd.	638,000	1,606,578
SJM Holdings Ltd. (a)(b)	521,249	161,394
Wynn Macau Ltd.	355,200	271,072
		5,480,652
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	234,482	291,802
AMMB Holdings Bhd.	937,800	1,502,144

See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Axiata Group Bhd.	730,611	$453,706
Axis Real Estate Investment Trust	601,686	284,681
Bank Islam Malaysia Bhd.	65,900	37,188
Bursa Malaysia Bhd.	132,900	275,756
Carlsberg Brewery Malaysia Bhd. Class B	27,200	111,937
CelcomDigi Bhd.	1,322,300	1,039,462
CIMB Group Holdings Bhd.	2,400,560	4,880,389
CTOS Digital Bhd.	342,900	68,022
Dialog Group Bhd.	889,900	368,416
Eco World Development Group Bhd.	345,800	178,098
Fraser & Neave Holdings Bhd.	40,800	356,925
Frontken Corp. Bhd.	400,350	412,386
Gamuda Bhd.	1,231,885	1,511,776
Genting Bhd.	683,000	508,295
Greatech Technology Bhd. (b)	76,600	29,825
Hartalega Holdings Bhd. (b)	334,300	81,557
Heineken Malaysia Bhd.	28,800	162,949
Hong Leong Bank Bhd.	183,932	1,003,513
IGB Real Estate Investment Trust	356,900	240,103
IHH Healthcare Bhd.	518,100	1,117,145
IJM Corp. Bhd.	1,498,600	838,300
Inari Amertron Bhd.	1,040,400	430,722
IOI Corp. Bhd.	696,600	686,644
IOI Properties Group Bhd.	371,500	241,686
ITMAX SYSTEM Bhd.	183,300	215,461
Kossan Rubber Industries Bhd.	400,400	107,550
KPJ Healthcare Bhd.	431,700	286,169
Kuala Lumpur Kepong Bhd.	118,976	586,378
Mah Sing Group Bhd.	274,800	65,348
Malakoff Corp. Bhd.	123,000	24,551
Malayan Banking Bhd.	1,710,165	4,416,592
Malaysian Pacific Industries Bhd.	23,900	189,881
Maxis Bhd.	577,200	539,080
MBSB Bhd.	371,600	64,558
Mega First Corp. Bhd.	55,600	46,173
MISC Bhd.	393,200	755,781
Mr. DIY Group M Bhd. (e)	821,400	309,695
Nationgate Holdings Bhd.	482,500	105,822
Nestle Malaysia Bhd.	19,800	556,235
Pavilion Real Estate Investment Trust	1,009,000	450,047
Petronas Chemicals Group Bhd.	877,000	784,502
Petronas Dagangan Bhd.	120,900	594,668
Petronas Gas Bhd.	233,200	1,042,447
PPB Group Bhd.	148,480	404,679
Press Metal Aluminium Holdings Bhd.	1,285,600	2,255,661
Public Bank Bhd.	4,393,200	4,915,014
QL Resources Bhd.	418,125	390,511
RHB Bank Bhd.	512,995	974,665
Sam Engineering & Equipment M Bhd.	105,400	96,881
Scientex Bhd.	136,600	117,817
Security Description	Shares	Value
SD Guthrie Bhd.	631,643	$891,896
Sime Darby Bhd.	671,935	356,003
Sime Darby Property Bhd.	527,135	180,561
SP Setia Bhd. Group	891,014	160,286
Sunway Bhd.	863,200	1,195,462
Sunway Construction Group Bhd.	324,800	453,023
Sunway Real Estate Investment Trust	449,800	256,047
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	29,479
Tanco Holdings Bhd. (b)	464,800	132,865
Telekom Malaysia Bhd.	303,486	602,036
Tenaga Nasional Bhd.	764,500	2,584,756
TIME dotCom Bhd.	205,200	282,668
Top Glove Corp. Bhd.	1,121,000	178,178
UEM Sunrise Bhd.	250,000	33,884
Unisem M Bhd.	150,000	113,480
United Plantations Bhd.	50,550	374,454
ViTrox Corp. Bhd.	141,200	138,486
VS Industry Bhd.	447,552	53,490
Yinson Holdings Bhd.	199,636	116,102
YTL Corp. Bhd.	746,100	375,072
YTL Power International Bhd.	822,200	670,646
Zetrix Ai Bhd.	1,127,541	225,064
		46,813,531
MEXICO — 0.6%
Alpek SAB de CV (a)(b)	629,486	324,205
Alsea SAB de CV (a)	110,500	331,079
America Movil SAB de CV	5,150,300	5,336,638
Arca Continental SAB de CV (a)	156,600	1,697,389
Banco del Bajio SA (a)(e)	300,500	760,129
Bolsa Mexicana de Valores SAB de CV (a)	119,400	245,846
Cemex SAB de CV (a)	4,123,964	4,741,085
Coca-Cola Femsa SAB de CV	157,895	1,502,328
Concentradora Fibra Danhos SA de CV REIT	88,800	138,587
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	465,900	414,087
Corp. Inmobiliaria Vesta SAB de CV (a)	203,400	623,227
FIBRA Macquarie Mexico REIT (e)	198,886	375,328
Fibra Uno Administracion SA de CV REIT	847,700	1,272,528
Fomento Economico Mexicano SAB de CV (a)	474,400	4,798,486
Fresnillo PLC	62,618	2,808,039
Genomma Lab Internacional SAB de CV Class B (a)	262,900	261,591
Gentera SAB de CV	278,600	714,029
Gruma SAB de CV Class B (a)	54,635	942,738
Grupo Aeroportuario del Centro Norte SAB de CV	90,454	1,225,188

See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	104,325	$2,744,903
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	44,240	1,425,119
Grupo Bimbo SAB de CV (a)	367,300	1,207,752
Grupo Carso SAB de CV (a)	177,210	1,162,443
Grupo Comercial Chedraui SA de CV (a)	56,500	387,529
Grupo Financiero Banorte SAB de CV Class O	707,100	6,565,437
Grupo Financiero Inbursa SAB de CV Class O	572,300	1,386,863
Grupo Mexico SAB de CV	842,200	7,964,586
Grupo Televisa SAB (a)	583,400	340,380
Industrias Penoles SAB de CV (b)	55,120	2,902,434
Kimberly-Clark de Mexico SAB de CV Class A (a)	468,000	999,538
La Comer SAB de CV	128,912	278,266
Megacable Holdings SAB de CV	186,600	536,775
Orbia Advance Corp. SAB de CV (a)(b)	234,557	203,515
Prologis Property Mexico SA de CV REIT	309,603	1,299,060
Promotora y Operadora de Infraestructura SAB de CV	43,590	648,147
Qualitas Controladora SAB de CV (a)	45,500	472,348
Regional SAB de CV	59,300	470,521
Sigma Foods SAB de CV	853,363	747,069
Southern Copper Corp.	24,510	3,516,450
Wal-Mart de Mexico SAB de CV (a)	1,409,800	4,401,239
		68,172,901
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (b)	31,100	445,598
NETHERLANDS — 2.5%
Aalberts NV	26,298	866,653
ABN AMRO Bank NV Dutch Certificate (e)	165,698	5,797,256
Adyen NV (b)(e)	7,096	11,459,114
Akzo Nobel NV	48,342	3,361,097
AMG Critical Materials NV	8,447	281,745
Arcadis NV	19,083	796,524
Argenx SE (b)	17,241	14,514,269
ASM International NV	13,202	8,025,438
ASML Holding NV	109,116	118,078,649
ASR Nederland NV	44,424	3,162,775
Basic-Fit NV (a)(b)(e)	13,055	453,227
BE Semiconductor Industries NV	19,169	3,011,119
Corbion NV	12,908	281,518
Eurocommercial Properties NV REIT	12,308	376,556
Euronext NV (e)	21,683	3,259,598
EXOR NV	26,511	2,255,793
Flow Traders Ltd. (b)	8,122	239,617
Security Description	Shares	Value
Fugro NV (a)	29,941	$298,544
Havas NV	19,961	398,535
Heineken Holding NV	36,688	2,688,706
Heineken NV	81,133	6,645,294
IMCD NV	16,731	1,519,710
ING Groep NV (a)	855,859	24,133,989
JDE Peet's NV	48,397	1,810,919
Koninklijke Ahold Delhaize NV	255,747	10,473,630
Koninklijke BAM Groep NV	74,064	808,956
Koninklijke Heijmans NV Dutch Certificate	6,327	502,319
Koninklijke KPN NV	1,100,802	5,140,322
Koninklijke Philips NV	217,013	5,923,203
Koninklijke Vopak NV	15,566	692,503
Magnum Ice Cream Co. NV (a)(b)	138,894	2,199,798
Nebius Group NV (a)(b)	59,900	5,013,930
NN Group NV	76,195	5,882,892
OCI NV (a)(b)	26,058	93,648
Pharming Group NV (b)	152,999	256,238
Pharvaris NV (b)	3,300	91,575
PostNL NV (a)	117,309	145,902
Randstad NV (a)	28,676	1,090,174
Redcare Pharmacy NV (b)(e)	4,128	315,613
SBM Offshore NV	38,120	1,096,866
Sligro Food Group NV	9,778	115,986
TKH Group NV Dutch Certificate	10,573	453,983
TomTom NV (b)	14,221	91,359
Universal Music Group NV	310,012	8,093,804
Van Lanschot Kempen NV Dutch Certificate	7,795	484,291
Wereldhave NV REIT	8,129	183,877
Wolters Kluwer NV	67,193	6,971,338
		269,838,852
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	679,148	226,516
Auckland International Airport Ltd.	560,879	2,686,704
Contact Energy Ltd. (a)	219,982	1,170,131
Fisher & Paykel Healthcare Corp. Ltd.	166,731	3,619,420
Fletcher Building Ltd. (a)(b)	409,720	867,043
Goodman Property Trust REIT	225,549	254,864
Infratil Ltd. (a)	264,973	1,688,290
Kiwi Property Group Ltd. REIT	293,871	178,285
Mercury NZ Ltd.	220,955	823,350
Meridian Energy Ltd.	386,236	1,243,788
Ryman Healthcare Ltd. (a)(b)	189,506	317,119
Spark New Zealand Ltd. (a)	472,851	619,962
Xero Ltd. (b)	46,676	3,548,973
		17,244,445
NORWAY — 0.4%
Aker ASA Class A	5,939	452,188
Aker BP ASA	83,651	2,130,491
Aker Solutions ASA	78,663	241,132

See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Austevoll Seafood ASA	24,300	$234,885
AutoStore Holdings Ltd. (b)(e)	316,776	370,891
Bluenord ASA	6,296	278,384
BW Offshore Ltd.	28,194	126,340
DNB Bank ASA	249,755	6,970,068
DNO ASA	116,876	184,233
DOF Group ASA	39,363	371,704
Elkem ASA (e)	76,651	231,621
Elopak ASA	35,535	195,521
Entra ASA (e)	14,424	165,306
Equinor ASA	230,948	5,426,340
Europris ASA (e)	43,267	410,929
Frontline PLC	39,003	859,958
Gjensidige Forsikring ASA	52,942	1,585,082
Grieg Seafood ASA (b)	13,773	106,300
Hoegh Autoliners ASA	28,308	275,170
Kitron ASA	48,587	350,186
Kongsberg Gruppen ASA	122,425	3,138,651
Leroy Seafood Group ASA	69,854	351,457
LINK Mobility Group Holding ASA (b)	100,000	336,081
Mowi ASA	144,133	3,475,133
MPC Container Ships ASA	99,639	174,250
Norbit ASA	11,552	214,391
Norconsult Norge AS	26,234	119,377
Nordic Semiconductor ASA (b)	48,480	640,674
Norsk Hydro ASA	372,265	2,886,047
Norwegian Air Shuttle ASA	205,409	355,352
Odfjell Drilling Ltd.	25,322	219,660
Odfjell SE Class A	11,750	147,940
Orkla ASA	202,565	2,259,235
Protector Forsikring ASA	15,594	810,090
Salmar ASA	17,428	1,066,913
SpareBank 1 Nord Norge	25,407	382,609
Sparebank 1 Oestlandet	12,667	258,505
SpareBank 1 SMN	34,263	699,910
SpareBank 1 Sor-Norge ASA	54,663	1,075,176
Stolt-Nielsen Ltd.	6,169	199,378
Storebrand ASA	137,729	2,358,100
Telenor ASA	184,973	2,690,190
TGS ASA	51,813	470,777
TOMRA Systems ASA	59,145	797,446
Vend Marketplaces ASA Class B	49,681	1,379,091
Wallenius Wilhelmsen ASA	37,434	374,828
Wilh Wilhelmsen Holding ASA Class A	3,283	192,029
		48,040,019
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	1,330,274
Credicorp Ltd.	18,400	5,280,800
Hochschild Mining PLC	88,519	611,386
Intercorp Financial Services, Inc.	9,200	389,712
		7,612,172
Security Description	Shares	Value
PHILIPPINES — 0.1%
Aboitiz Equity Ventures, Inc.	290,900	$138,447
Alliance Global Group, Inc.	450,900	62,769
AREIT, Inc.	282,100	208,581
Ayala Corp.	59,470	473,071
Ayala Land, Inc.	1,649,200	629,321
Bank of the Philippine Islands	741,210	1,462,703
BDO Unibank, Inc.	700,413	1,602,441
Century Pacific Food, Inc.	641,200	425,051
Converge Information & Communications Technology Solutions, Inc.	546,900	142,413
DigiPlus Interactive Corp.	347,900	95,797
DMCI Holdings, Inc.	571,200	102,332
GT Capital Holdings, Inc.	21,337	215,791
International Container Terminal Services, Inc.	274,690	2,647,333
JG Summit Holdings, Inc.	515,090	207,060
Jollibee Foods Corp.	127,680	390,641
LT Group, Inc.	314,800	79,085
Manila Electric Co.	63,940	623,831
Manila Water Co., Inc.	223,300	152,959
Megaworld Corp.	1,365,000	48,259
Metropolitan Bank & Trust Co.	429,496	500,072
PLDT, Inc.	20,290	434,546
Puregold Price Club, Inc.	338,780	218,818
Robinsons Land Corp.	375,144	103,044
Robinsons Retail Holdings, Inc.	77,600	43,593
Semirara Mining & Power Corp.	150,000	72,027
SM Investments Corp.	58,325	693,466
SM Prime Holdings, Inc.	2,798,600	1,082,194
Synergy Grid & Development Phils, Inc.	202,800	57,084
Universal Robina Corp.	280,030	320,333
		13,233,062
POLAND — 0.4%
Alior Bank SA	22,775	699,683
Allegro.eu SA (b)(e)	171,435	1,479,170
Asseco Poland SA	16,630	1,056,490
Auto Partner SA	20,329	93,864
Bank Handlowy w Warszawie SA	10,908	320,395
Bank Millennium SA (b)	139,551	645,509
Bank Polska Kasa Opieki SA	48,765	2,781,960
Benefit Systems SA (b)	1,887	1,842,281
Budimex SA (a)	4,169	739,594
CCC SA (a)(b)	15,574	518,094
CD Projekt SA	17,445	1,169,405
Cyfrowy Polsat SA (b)	52,228	177,231
Diagnostyka SA	6,125	291,326
Dino Polska SA (b)(e)	137,150	1,577,423
Enea SA	55,046	298,258
Grupa Azoty SA (a)(b)	49,998	260,476
Grupa Kety SA	3,269	830,616
InPost SA (a)(b)	70,886	871,650
Jastrzebska Spolka Weglowa SA (a)(b)	14,458	94,102

See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
KGHM Polska Miedz SA (b)	41,789	$3,263,894
KRUK SA (a)	3,866	530,672
LPP SA (a)	312	1,805,941
mBank SA (b)	4,896	1,445,567
Orange Polska SA	136,372	386,524
ORLEN SA	158,755	4,243,976
Pepco Group NV (a)	35,850	299,149
PGE Polska Grupa Energetyczna SA (b)	203,171	497,529
Powszechna Kasa Oszczednosci Bank Polski SA	241,206	5,713,480
Powszechny Zaklad Ubezpieczen SA	159,785	2,966,191
Santander Bank Polska SA	12,176	1,847,127
Tauron Polska Energia SA (b)	320,278	769,872
XTB SA (a)(e)	27,082	541,007
Zabka Group SA (b)	93,275	594,125
		40,652,581
PORTUGAL — 0.1%
Altri SGPS SA (a)	11,642	61,528
Banco Comercial Portugues SA Class R	2,353,663	2,477,330
Corticeira Amorim SGPS SA	17,838	138,479
CTT-Correios de Portugal SA	16,915	147,603
EDP SA	910,924	4,188,405
Galp Energia SGPS SA	112,655	1,935,662
Jeronimo Martins SGPS SA	78,507	1,868,024
Mota-Engil SGPS SA (a)	18,415	107,013
Navigator Co. SA (a)	56,434	208,116
NOS SGPS SA	58,370	275,239
REN - Redes Energeticas Nacionais SGPS SA	101,023	381,449
Semapa-Sociedade de Investimento e Gestao	5,579	136,942
Sonae SGPS SA	327,287	619,624
		12,545,414
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	72,377	289,627
Al Rayan Bank	1,789,683	1,078,430
Baladna (b)	311,201	109,318
Barwa Real Estate Co.	488,520	350,994
Commercial Bank PSQC	854,806	986,044
Doha Bank QPSC	624,132	491,969
Dukhan Bank	467,458	448,842
Estithmar Holding QPSC (b)	319,474	353,606
Gulf International Services QSC	825,246	579,100
Industries Qatar QSC	396,374	1,298,748
Mesaieed Petrochemical Holding Co.	1,679,516	504,178
Ooredoo QPSC	224,764	804,360
Qatar Aluminum Manufacturing Co.	766,785	336,956
Qatar Electricity & Water Co. QSC	119,929	495,724
Qatar Fuel QSC	158,861	661,884
Security Description	Shares	Value
Qatar Gas Transport Co. Ltd.	714,376	$880,756
Qatar International Islamic Bank QSC	268,177	841,874
Qatar Islamic Bank QPSC	473,189	3,112,573
Qatar National Bank QPSC	1,293,305	6,628,144
Qatar Navigation QSC	255,603	756,068
United Development Co. QSC	1,537,116	385,440
Vodafone Qatar PQSC	302,258	202,225
		21,596,860
ROMANIA — 0.0% *
NEPI Rockcastle NV	192,715	1,696,287
RUSSIA — 0.0%
Alrosa PJSC (b)(d)	330,200	—
Credit Bank of Moscow PJSC (b)(d)	2,707,900	—
Gazprom PJSC (b)(d)	1,561,848	—
GMK Norilskiy Nickel PAO (b)(d)	950,300	—
Inter RAO UES PJSC (b)(d)	5,356,000	—
LUKOIL PJSC (b)(d)	54,554	—
Mobile TeleSystems PJSC (b)(d)	31,200	—
Mobile TeleSystems PJSC ADR (b)(d)	53,100	—
Moscow Exchange MICEX-RTS PJSC (b)(d)	191,435	—
Novatek PJSC GDR (b)(d)	286	—
Novolipetsk Steel PJSC (b)(d)	224,930	—
PhosAgro PJSC (b)(d)	135	—
PhosAgro PJSC GDR (b)(d)	20,976	—
Polyus PJSC (b)(d)	44,920	—
Polyus PJSC GDR (b)(d)	1,062	—
Rosneft Oil Co. PJSC (b)(d)	169,478	—
Rostelecom PJSC (b)(d)	100,000	—
Sberbank of Russia PJSC (b)(d)	1,586,024	—
Severstal PAO (b)(d)	31,441	—
Sistema PJSFC GDR (b)(d)	40,100	—
Surgutneftegas PAO (b)(d)	888,900	—
Surgutneftegas PAO Preference Shares (b)(d)	802,100	—
Tatneft PJSC (b)(d)	187,335	—
TCS Group Holding PLC GDR (b)(d)	1,787	—
VK IPJSC GDR (b)(d)	17,475	—
VTB Bank PJSC (b)(d)	87,478	—
		—
SAUDI ARABIA — 0.9%
Abdullah Al Othaim Markets Co.	90,217	147,443
ACWA Power Co. (b)	41,395	2,006,402
Ades Holding Co.	83,356	387,578
Advanced Petrochemical Co. (b)	32,252	250,566
Al Babtain Power & Telecommunication Co.	8,541	146,532
Al Hammadi Holding	27,000	201,413
Al Majed for Oud Co.	8,019	282,850
Al Masane Al Kobra Mining Co.	10,480	245,878

See accompanying notes to financial statements.
151

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Al Moammar Information Systems Co.	3,626	$168,211
Al Rajhi Bank	546,075	14,194,922
Al Rajhi Co. for Co-operative Insurance (b)	10,522	218,250
Al Rajhi REIT	104,183	218,877
Al-Dawaa Medical Services Co.	6,646	88,417
Aldrees Petroleum & Transport Services Co.	16,050	547,295
Alinma Bank	332,400	2,160,582
AlKhorayef Water & Power Technologies Co.	5,225	187,363
Almarai Co. JSC	143,043	1,649,792
Almoosa Health Co.	4,642	217,075
Almunajem Foods Co.	3,218	42,863
AlSaif Stores For Development & Investment Co. (b)	120,285	201,394
Alujain Corp.	7,396	53,279
Arab National Bank	265,578	1,530,819
Arabian Cement Co.	9,227	52,226
Arabian Centres Co. (e)	99,383	500,254
Arabian Contracting Services Co. (b)	5,247	161,713
Arabian Internet & Communications Services Co.	6,542	392,611
Arriyadh Development Co.	18,294	109,204
Astra Industrial Group Co.	8,946	337,967
Ataa Educational Co.	3,559	55,414
Bank AlBilad	209,305	1,385,025
Bank Al-Jazira (b)	171,121	508,691
Banque Saudi Fransi	339,876	1,524,132
Bawan Co. (b)	4,389	58,859
BinDawood Holding Co.	145,480	178,805
Bupa Arabia for Cooperative Insurance Co.	22,487	832,741
Catrion Catering Holding Co.	14,877	318,697
City Cement Co.	6,348	21,342
Co. for Cooperative Insurance	20,034	624,927
Dallah Healthcare Co.	9,649	322,851
Dar Al Arkan Real Estate Development Co. (b)	184,842	785,534
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,570,106
East Pipes Integrated Co. for Industry	3,815	140,667
Eastern Province Cement Co.	9,470	59,105
Electrical Industries Co.	137,268	409,886
Elm Co.	6,542	1,304,633
Emaar Economic City (b)	34,564	92,243
Etihad Etisalat Co.	108,708	1,912,853
Etihad GO Telecom Co.	4,723	113,957
Fawaz Abdulaziz Al Hokair & Co. (b)	42,736	217,964
First Milling Co.	5,996	78,331
Jabal Omar Development Co. (b)	177,638	699,981
Jadwa REIT Saudi Fund	30,786	91,682
Jahez International Co. (b)	26,656	102,479
Security Description	Shares	Value
Jamjoom Pharmaceuticals Factory Co.	6,072	$230,363
Jarir Marketing Co.	160,269	546,080
Leejam Sports Co. JSC	5,409	143,488
Maharah Human Resources Co.	79,610	136,688
Makkah Construction & Development Co.	32,047	679,679
Miahona	13,159	62,904
Middle East Healthcare Co.	11,802	102,451
Middle East Paper Co. (b)	18,521	104,979
Middle East Pharmaceutical Co.	2,755	81,678
Mobile Telecommunications Co. Saudi Arabia	120,032	333,778
Mouwasat Medical Services Co.	71,675	1,273,632
National Agriculture Development Co. (b)	61,702	302,522
National Co. for Learning & Education (b)	2,895	110,913
National Gas & Industrialization Co.	10,017	253,176
National Industrialization Co. (b)	89,787	220,709
National Medical Care Co.	5,781	219,939
Nice One Beauty Digital Marketing Co. (b)	23,894	114,030
Perfect Presentation For Commercial Services Co. (b)	16,920	34,645
Power & Water Utility Co. for Jubail & Yanbu (b)	40,000	392,450
Qassim Cement Co.	14,766	165,738
Rasan Information Technology Co. (b)	10,842	335,019
Retal Urban Development Co.	89,148	278,558
Riyad Bank	395,437	2,861,299
Riyadh Cement Co.	24,741	156,198
SABIC Agri-Nutrients Co.	65,318	1,927,776
Sahara International Petrochemical Co.	91,006	363,946
SAL Saudi Logistics Services	12,578	537,888
Saudi Arabian Mining Co. (b)	382,831	6,220,953
Saudi Arabian Oil Co. (e)	1,723,078	10,947,251
Saudi Automotive Services Co. (b)	6,941	102,705
Saudi Awwal Bank	274,433	2,369,132
Saudi Basic Industries Corp.	260,386	3,561,321
Saudi Cement Co.	14,485	133,002
Saudi Ceramic Co.	8,760	63,619
Saudi Chemical Co. Holding	167,160	285,671
Saudi Electricity Co.	225,813	845,866
Saudi Ground Services Co.	32,328	312,868
Saudi Industrial Investment Group	78,693	260,576
Saudi Investment Bank	159,833	559,509
Saudi Kayan Petrochemical Co. (b)	167,662	211,433
Saudi National Bank	814,076	8,221,499
Saudi Paper Manufacturing Co. (b)	7,734	127,945

See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	$70,569
Saudi Real Estate Co. (b)	41,287	141,887
Saudi Reinsurance Co. (b)	13,840	98,963
Saudi Research & Media Group (b)	10,151	336,941
Saudi Steel Pipe Co.	6,939	68,783
Saudi Tadawul Group Holding Co.	11,748	439,438
Saudi Telecom Co.	579,720	6,642,947
Saudia Dairy & Foodstuff Co.	3,420	225,216
Savola Group (b)	41,597	242,764
Seera Group Holding (b)	40,067	286,284
Southern Province Cement Co.	12,949	77,021
Sumou Real Estate Co.	11,179	95,374
Sustained Infrastructure Holding Co.	8,180	67,956
Taiba Investments Co.	55,272	473,027
Theeb Rent A Car Co.	10,840	108,666
United Electronics Co.	10,685	240,717
United International Transportation Co.	10,440	173,685
Yamama Cement Co.	20,429	127,014
Yanbu Cement Co.	15,788	60,739
Yanbu National Petrochemical Co.	80,910	592,782
		96,877,330
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	130,754
BW LPG Ltd. (e)	25,458	333,152
CapitaLand Ascendas REIT	1,112,574	2,448,355
CapitaLand Ascott Trust REIT	759,785	564,226
CapitaLand China Trust REIT (a)	303,800	183,083
Capitaland India Trust	200,300	190,020
CapitaLand Integrated Commercial Trust REIT	1,714,588	3,186,521
CapitaLand Investment Ltd.	665,300	1,401,993
CDL Hospitality Trusts REIT (a)	187,168	121,528
Centurion Corp. Ltd.	59,700	62,207
City Developments Ltd.	132,400	823,639
ComfortDelGro Corp. Ltd.	577,400	664,504
DBS Group Holdings Ltd.	599,554	26,275,944
Digital Core REIT Management Pte. Ltd.	214,600	109,446
ESR-REIT	152,742	321,875
Far East Hospitality Trust REIT	140,900	66,834
Food Empire Holdings Ltd.	54,700	102,084
Frasers Centrepoint Trust REIT	357,191	647,166
Frasers Logistics & Commercial Trust REIT	803,439	621,634
Genting Singapore Ltd. (a)	1,725,400	972,718
Grab Holdings Ltd. Class A (b)	672,800	3,357,272
Hafnia Ltd.	87,657	472,748
iFAST Corp. Ltd.	43,200	319,801
Kenon Holdings Ltd.	5,301	349,286
Security Description	Shares	Value
Keppel DC REIT	540,586	$945,815
Keppel Infrastructure Trust	1,210,375	461,185
Keppel Ltd.	526,600	4,238,188
Keppel REIT	771,860	585,197
Lendlease Global Commercial REIT	486,627	234,610
Mapletree Industrial Trust REIT (a)	568,950	920,230
Mapletree Logistics Trust REIT (a)	943,147	968,082
Mapletree Pan Asia Commercial Trust REIT (a)	646,168	738,621
Netlink NBN Trust	931,400	698,912
Olam Group Ltd.	198,325	148,050
Oversea-Chinese Banking Corp. Ltd.	953,911	14,657,295
Parkway Life Real Estate Investment Trust	153,900	488,268
Raffles Medical Group Ltd.	240,976	191,132
Riverstone Holdings Ltd. (a)	100,800	68,193
SATS Ltd.	279,636	828,471
Sea Ltd. ADR (b)	107,800	13,752,046
Seatrium Ltd. (a)	644,625	1,082,729
Sembcorp Industries Ltd. (a)	254,000	1,189,020
Sheng Siong Group Ltd.	192,300	393,273
SIA Engineering Co. Ltd.	80,800	226,190
Singapore Airlines Ltd. (a)	489,000	2,433,593
Singapore Exchange Ltd.	243,100	3,206,047
Singapore Post Ltd. (a)	357,000	112,430
Singapore Technologies Engineering Ltd.	442,700	2,898,549
Singapore Telecommunications Ltd.	2,093,600	7,407,372
Starhill Global REIT	397,437	183,884
StarHub Ltd.	126,800	110,432
STMicroelectronics NV	191,708	5,052,401
Stoneweg Europe Stapled Trust REIT	89,560	171,450
Suntec Real Estate Investment Trust	655,000	733,437
UMS Integration Ltd. (a)	161,000	177,776
United Overseas Bank Ltd.	355,293	9,686,293
UOL Group Ltd.	123,833	841,602
Venture Corp. Ltd.	78,000	918,289
Yangzijiang Financial Holding Ltd.	587,200	182,644
Yangzijiang Maritime Development Ltd. (b)	587,200	283,098
		120,941,594
SOUTH AFRICA — 1.2%
Absa Group Ltd.	225,958	3,264,050
AECI Ltd.	27,750	149,585
African Rainbow Minerals Ltd.	57,599	691,397
Anglo American PLC	315,277	13,082,350
Aspen Pharmacare Holdings Ltd.	106,536	750,896
AVI Ltd.	85,323	543,245

See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Bid Corp. Ltd.	103,340	$2,631,023
Bidvest Group Ltd.	91,702	1,314,322
Boxer Retail Ltd. (a)	75,047	323,150
Capitec Bank Holdings Ltd.	24,677	6,189,057
Clicks Group Ltd.	61,547	1,250,143
Coronation Fund Managers Ltd.	44,887	126,670
DataTec Ltd.	70,867	338,083
Dis-Chem Pharmacies Ltd. (a)(e)	111,613	235,755
Discovery Ltd.	142,412	1,955,952
DRDGOLD Ltd.	195,857	618,894
Equites Property Fund Ltd. REIT	159,974	177,159
Exxaro Resources Ltd.	57,692	623,227
FirstRand Ltd.	1,375,799	7,534,928
Fortress Real Estate Investments Ltd. Class B	251,245	362,387
Foschini Group Ltd.	93,551	473,965
Gold Fields Ltd.	247,652	10,846,321
Grindrod Ltd.	139,992	143,625
Growthpoint Properties Ltd. REIT	731,511	757,558
Harmony Gold Mining Co. Ltd.	161,229	3,279,847
Hosken Consolidated Investments Ltd.	23,694	223,070
Hyprop Investments Ltd. REIT (a)	107,036	368,328
Impala Platinum Holdings Ltd.	239,231	3,782,651
Investec Ltd.	59,188	436,427
JSE Ltd.	20,858	180,547
Life Healthcare Group Holdings Ltd.	346,213	237,982
Momentum Group Ltd.	280,914	648,289
Motus Holdings Ltd.	47,936	352,736
Mr. Price Group Ltd.	60,589	639,823
MTN Group Ltd.	501,082	5,125,733
Naspers Ltd. Class N	220,030	14,666,586
Nedbank Group Ltd.	121,672	1,955,123
Netcare Ltd.	364,842	348,548
Ninety One Ltd.	225,109	649,515
Northam Platinum Holdings Ltd.	112,636	2,291,534
Old Mutual Ltd. (c)	851,334	765,533
Old Mutual Ltd. (c)	315,585	286,098
Omnia Holdings Ltd.	27,807	132,238
OUTsurance Group Ltd.	238,793	1,032,704
Pan African Resources PLC	686,312	1,116,980
Pepkor Holdings Ltd. (e)	1,327,252	2,118,637
Pick n Pay Stores Ltd. (b)	90,211	135,561
Redefine Properties Ltd. REIT	1,546,663	560,047
Remgro Ltd.	170,733	1,871,263
Resilient REIT Ltd. (a)	55,944	270,098
Reunert Ltd.	47,667	179,276
Sanlam Ltd.	555,318	3,300,740
Santam Ltd.	7,575	195,409
Sappi Ltd.	130,549	193,421
Sasol Ltd. (b)	216,858	1,389,880
Scatec ASA (b)(e)	35,708	375,954
Shoprite Holdings Ltd.	145,257	2,368,908
Security Description	Shares	Value
Sibanye Stillwater Ltd. (a)(b)	780,539	$2,849,886
SPAR Group Ltd. (b)	38,271	220,572
Standard Bank Group Ltd.	371,469	6,510,235
Telkom SA SOC Ltd.	39,144	139,402
Thungela Resources Ltd.	37,800	218,998
Tiger Brands Ltd. (a)	36,103	797,839
Truworths International Ltd.	86,745	298,032
Valterra Platinum Ltd. (c)	36,301	3,088,017
Valterra Platinum Ltd. (a)(c)	39,142	3,274,701
Vodacom Group Ltd.	170,332	1,452,602
Vukile Property Fund Ltd. REIT	254,072	383,331
We Buy Cars Holdings Ltd.	113,134	326,566
Wilson Bayly Holmes-Ovcon Ltd.	22,889	230,810
Woolworths Holdings Ltd.	258,705	874,320
		126,528,539
SOUTH KOREA — 4.1%
ABLBio, Inc. (b)	12,226	1,697,407
Alteogen, Inc. (b)	12,510	3,903,540
Amorepacific Corp.	11,041	915,900
Amorepacific Holdings Corp.	27,383	510,384
APR Corp.	7,821	1,254,140
Asiana Airlines, Inc. (b)	24,352	132,871
BGF retail Co. Ltd.	1,557	113,272
BHI Co. Ltd. (b)	7,424	269,533
Binggrae Co. Ltd.	4,015	207,641
BNK Financial Group, Inc.	60,750	669,260
Cafe24 Corp. (b)	5,781	120,993
Caregen Co. Ltd.	6,390	318,491
Celltrion Pharm, Inc.	4,329	174,296
Celltrion, Inc.	45,534	5,721,186
Chabiotech Co. Ltd. (b)	25,630	261,006
Cheil Worldwide, Inc. (b)	15,138	220,678
Chong Kun Dang Pharmaceutical Corp.	2,389	137,481
CJ CGV Co. Ltd. (b)	23,500	97,064
CJ CheilJedang Corp.	1,788	258,168
CJ Corp.	3,512	419,329
CJ ENM Co. Ltd. (b)	1,582	70,943
CJ Logistics Corp.	1,971	129,434
Classys, Inc.	7,582	286,848
Cosmax, Inc. (b)	3,323	376,002
CosmoAM&T Co. Ltd. (b)	5,225	157,053
Coway Co. Ltd.	14,121	851,838
CS Wind Corp. (b)	5,047	145,747
D&D PharmaTech, Inc. (b)	11,028	702,767
Daeduck Electronics Co. Ltd.	8,563	279,975
Daejoo Electronic Materials Co. Ltd.	2,655	117,033
Daesang Corp.	4,987	72,872
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	139,170
Daewoong Co. Ltd.	2,154	32,971
Daewoong Pharmaceutical Co. Ltd.	1,213	145,083
Daishin Securities Co. Ltd.	29,380	550,665

See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Daishin Securities Co. Ltd. Preference Shares	5,975	$87,102
Daou Technology, Inc.	6,450	173,949
DB HiTek Co. Ltd.	7,593	356,313
DB Insurance Co. Ltd.	11,291	1,027,559
Delivery Hero SE (b)(e)	55,950	1,492,943
DL E&C Co. Ltd.	6,686	190,989
DL Holdings Co. Ltd.	2,132	55,722
DN Automotive Corp.	2,270	38,449
Dongjin Semichem Co. Ltd.	7,712	196,206
DongKook Pharmaceutical Co. Ltd.	4,240	50,478
Dongsuh Cos., Inc.	7,745	144,357
Doosan Bobcat, Inc.	12,723	509,609
Doosan Co. Ltd.	2,242	1,215,509
Doosan Enerbility Co. Ltd. (b)	126,318	6,602,857
Doosan Fuel Cell Co. Ltd. (b)	10,534	210,965
Doosan Robotics, Inc. (b)	9,243	500,471
DoubleUGames Co. Ltd.	12,556	467,184
Douzone Bizon Co. Ltd.	3,770	224,020
Duk San Neolux Co. Ltd. (b)	1,243	31,495
Ecopro BM Co. Ltd. (b)	13,076	1,330,701
Ecopro Co. Ltd.	27,196	1,714,204
Ecopro Materials Co. Ltd. (b)	5,502	198,989
E-MART, Inc.	5,504	310,628
Enchem Co. Ltd. (b)	3,370	147,147
Eo Technics Co. Ltd.	1,871	353,276
ESR Kendall Square REIT Co. Ltd.	19,309	57,168
Eugene Technology Co. Ltd.	3,217	167,488
F&F Co. Ltd.	2,987	142,036
GemVax & Kael Co. Ltd. (b)	7,288	146,716
Grand Korea Leisure Co. Ltd.	3,328	34,584
Green Cross Corp. (b)	1,262	139,293
Green Cross Holdings Corp. (b)	5,248	57,997
GS Engineering & Construction Corp.	18,346	250,888
GS Holdings Corp.	11,346	443,428
GS Retail Co. Ltd.	5,434	75,821
Han Kuk Carbon Co. Ltd.	6,842	141,775
Hana Financial Group, Inc.	85,816	5,605,696
Hana Micron, Inc.	7,322	130,882
Hana Tour Service, Inc.	2,425	82,065
Hanall Biopharma Co. Ltd. (b)	12,699	385,673
Hanil Cement Co. Ltd.	5,238	65,341
Hanjin Kal Corp.	7,055	607,282
Hankook & Co. Co. Ltd.	2,676	48,577
Hankook Tire & Technology Co. Ltd.	18,375	743,648
Hanmi Pharm Co. Ltd. (b)	1,543	484,146
Hanmi Science Co. Ltd. (b)	6,614	166,435
Hanmi Semiconductor Co. Ltd.	11,616	1,027,301
Hanon Systems (b)	58,235	119,862
Hansol Chemical Co. Ltd.	1,959	309,377
Hanssem Co. Ltd. (b)	2,499	80,059
Hanwha Aerospace Co. Ltd.	9,287	6,066,479
Security Description	Shares	Value
Hanwha Corp.	8,951	$507,030
Hanwha Engine (b)	14,560	434,106
Hanwha Investment & Securities Co. Ltd. (b)	13,008	42,395
Hanwha Life Insurance Co. Ltd. (b)	83,342	188,316
Hanwha Ocean Co. Ltd. (b)	34,043	2,684,589
Hanwha Solutions Corp.	39,633	737,333
Hanwha Systems Co. Ltd.	25,648	968,555
Hanwha Vision Co. Ltd. (b)	10,647	331,853
HD Hyundai Co. Ltd.	19,938	2,608,943
HD Hyundai Construction Equipment Co. Ltd.	2,085	142,421
HD Hyundai Electric Co. Ltd.	6,525	3,505,848
HD Hyundai Heavy Industries Co. Ltd.	8,669	3,063,081
HD Hyundai Infracore Co. Ltd.	37,177	356,144
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	3,227,634
HDC Hyundai Development Co-Engineering & Construction	6,351	96,551
HD-Hyundai Marine Engine (b)	7,708	478,891
Hite Jinro Co. Ltd.	4,760	60,931
HK inno N Corp.	3,166	108,350
HL Mando Co. Ltd.	6,581	268,165
HLB, Inc. (b)	33,408	1,178,110
HMM Co. Ltd.	70,833	1,008,001
Hotel Shilla Co. Ltd. (b)	7,245	224,308
HPSP Co. Ltd.	9,413	218,899
HS Hyosung Advanced Materials Corp.	620	78,159
Hugel, Inc. (b)	1,296	207,371
HYBE Co. Ltd.	7,031	1,610,656
Hyosung Corp.	1,488	118,478
Hyosung Heavy Industries Corp.	1,781	2,201,910
Hyosung TNC Corp.	406	62,709
Hyundai Autoever Corp.	1,200	276,561
Hyundai Bioscience Co. Ltd. (b)	3,682	12,690
Hyundai Department Store Co. Ltd.	2,120	130,389
Hyundai Elevator Co. Ltd.	4,885	299,431
Hyundai Engineering & Construction Co. Ltd.	33,951	1,652,123
Hyundai Feed, Inc. (b)(d)	12,561	6,500
Hyundai Glovis Co. Ltd.	9,980	1,251,180
Hyundai Marine & Fire Insurance Co. Ltd. (b)	11,464	245,109
Hyundai Mobis Co. Ltd.	17,858	4,623,952
Hyundai Motor Co.	37,494	7,717,171
Hyundai Motor Co. Preference Shares (c)	9,675	1,427,189
Hyundai Motor Co. Preference Shares (c)	6,036	863,154
Hyundai Rotem Co. Ltd.	22,756	2,968,208
Hyundai Steel Co.	40,779	878,961
Hyundai Wia Corp.	3,319	174,411

See accompanying notes to financial statements.
155

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Iljin Electric Co. Ltd.	7,848	$296,367
iM Financial Group Co. Ltd.	26,545	286,540
Industrial Bank of Korea	66,386	965,455
ISC Co. Ltd.	5,870	452,714
ISU Specialty Chemical (b)	7,025	288,695
IsuPetasys Co. Ltd.	14,234	1,177,809
JB Financial Group Co. Ltd.	28,335	504,525
JNTC Co. Ltd. (b)	7,289	100,287
Jusung Engineering Co. Ltd.	10,171	195,576
JYP Entertainment Corp.	7,133	359,485
Kakao Corp.	84,166	3,511,420
Kakao Games Corp. (b)	8,347	86,335
KakaoBank Corp.	44,429	666,181
Kangwon Land, Inc.	21,244	279,458
KB Financial Group, Inc.	102,089	8,837,248
KCC Corp.	1,069	312,044
KEPCO Engineering & Construction Co., Inc.	3,524	220,166
KEPCO Plant Service & Engineering Co. Ltd.	3,509	120,454
Kia Corp.	69,509	5,877,058
KIWOOM Securities Co. Ltd.	4,384	881,030
Koh Young Technology, Inc.	11,662	185,387
Kolmar Korea Co. Ltd.	2,978	128,377
Kolon Industries, Inc.	2,530	78,769
Korea Aerospace Industries Ltd.	20,387	1,619,016
Korea Electric Power Corp. (b)	69,272	2,269,715
Korea Gas Corp.	8,763	239,066
Korea Investment Holdings Co. Ltd.	18,797	2,109,941
Korea Zinc Co. Ltd.	1,302	1,189,429
Korean Air Lines Co. Ltd.	52,146	816,280
Korean Reinsurance Co.	41,079	329,077
Krafton, Inc. (b)	7,593	1,296,642
KT&G Corp.	27,844	2,746,612
Kum Yang Co. Ltd. (b)(d)	8,903	30,593
Kumho Petrochemical Co. Ltd.	3,498	293,088
Kumho Tire Co., Inc. (b)	24,818	100,957
Kyung Dong Navien Co. Ltd.	1,463	56,365
L&F Co. Ltd. (b)	5,988	395,722
Lake Materials Co. Ltd.	7,818	80,050
LEENO Industrial, Inc. (b)	15,475	647,768
LG Chem Ltd.	13,451	3,109,356
LG Corp.	26,223	1,469,020
LG Display Co. Ltd. (b)	71,602	587,012
LG Electronics, Inc.	28,803	1,837,490
LG Energy Solution Ltd. (b)	12,976	3,319,327
LG H&H Co. Ltd.	2,348	421,338
LG Innotek Co. Ltd.	3,277	616,478
LG Uplus Corp.	46,209	472,178
LIG Nex1 Co. Ltd.	4,308	1,259,011
LigaChem Biosciences, Inc. (b)	6,542	788,827
Lotte Chemical Corp.	4,266	208,184
Lotte Chilsung Beverage Co. Ltd.	412	39,811
Lotte Corp.	5,009	91,970
Security Description	Shares	Value
Lotte Energy Materials Corp. (b)	5,252	$111,380
LOTTE Fine Chemical Co. Ltd.	2,494	77,129
LOTTE REIT Co. Ltd.	72,309	198,774
Lotte Rental Co. Ltd.	2,023	44,236
Lotte Shopping Co. Ltd.	2,741	137,949
Lotte Wellfood Co. Ltd.	1,011	80,428
LS Corp.	4,977	690,641
LS Eco Energy Ltd. (b)	4,815	115,482
LS Electric Co. Ltd.	5,181	1,654,410
Lunit, Inc. (b)	7,175	204,708
LX International Corp.	14,247	321,424
LX Semicon Co. Ltd.	2,737	93,383
Medytox, Inc.	1,333	111,781
Meritz Financial Group, Inc.	25,275	1,984,383
Mezzion Pharma Co. Ltd. (b)	6,067	379,464
Mirae Asset Securities Co. Ltd.	56,403	914,241
Misto Holdings Corp.	9,123	270,419
Naturecell Co. Ltd. (b)	24,587	372,078
NAVER Corp.	40,170	6,762,157
NCSoft Corp.	3,175	444,110
Netmarble Corp. (e)	5,495	184,050
Nexon Games Co. Ltd. (b)	6,243	52,048
NH Investment & Securities Co. Ltd.	36,806	539,104
NICE Information Service Co. Ltd.	10,100	119,191
NKMax Co. Ltd. (b)(d)	18,462	6,472
NongShim Co. Ltd.	723	217,068
OCI Holdings Co. Ltd.	2,996	239,588
OliX Pharmaceuticals, Inc. (b)	5,725	557,974
Orion Corp.	10,307	756,274
Orion Holdings Corp.	5,222	74,856
Oscotec, Inc. (b)	5,686	178,409
Otoki Corp.	406	108,507
Pan Ocean Co. Ltd.	57,731	154,291
Paradise Co. Ltd.	12,649	145,320
Park Systems Corp.	970	140,731
Pearl Abyss Corp. (b)	6,377	165,562
People & Technology, Inc.	3,700	96,574
Peptron, Inc. (b)	6,617	1,166,720
PharmaResearch Co. Ltd.	3,043	851,292
Poongsan Corp.	6,739	498,215
Posco DX Co. Ltd.	11,689	233,285
POSCO Future M Co. Ltd. (b)	12,807	1,662,496
POSCO Holdings, Inc.	20,205	4,277,897
Posco International Corp.	12,452	428,738
PSK Holdings, Inc.	1,526	49,046
Rainbow Robotics (b)	2,812	918,431
Robotis Co. Ltd. (b)	4,541	822,742
S-1 Corp.	3,092	154,756
Sam Chun Dang Pharm Co. Ltd.	5,249	847,171
Samsung Biologics Co. Ltd. (b)(e)	3,196	3,760,522
Samsung C&T Corp.	23,658	3,933,283
Samsung E&A Co. Ltd. (b)	41,731	696,700

See accompanying notes to financial statements.
156

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	16,695	$2,955,278
Samsung Electronics Co. Ltd.	1,340,777	111,595,684
Samsung Electronics Co. Ltd. Preference Shares	229,090	14,185,435
Samsung Fire & Marine Insurance Co. Ltd.	8,150	2,811,808
Samsung Heavy Industries Co. Ltd. (b)	187,809	3,141,992
Samsung Life Insurance Co. Ltd.	21,187	2,317,914
Samsung SDI Co. Ltd. (b)	22,980	4,299,129
Samsung SDS Co. Ltd.	11,326	1,348,380
Samsung Securities Co. Ltd.	14,135	739,842
Samyang Foods Co. Ltd.	1,464	1,251,039
Sanil Electric Co. Ltd.	4,288	387,261
SD Biosensor, Inc. (b)	6,738	41,629
SeAH Besteel Holdings Corp.	1,754	61,123
Sebang Global Battery Co. Ltd.	1,623	70,754
Seegene, Inc.	5,723	94,552
Seojin System Co. Ltd. (b)	5,942	104,358
SFA Engineering Corp.	4,891	79,448
SHIFT UP Corp. (b)	5,092	125,484
Shinhan Financial Group Co. Ltd.	123,093	6,570,998
Shinsegae, Inc.	1,389	238,161
Shinsung Delta Tech Co. Ltd.	3,443	135,516
Silicon2 Co. Ltd. (b)	10,431	279,864
SK Biopharmaceuticals Co. Ltd. (b)	8,337	721,107
SK Bioscience Co. Ltd. (b)	6,365	212,969
SK Chemicals Co. Ltd.	1,680	76,387
SK Discovery Co. Ltd.	2,244	90,037
SK Gas Ltd.	498	77,783
SK Hynix, Inc.	155,038	70,063,336
SK IE Technology Co. Ltd. (b)(e)	6,160	107,117
SK Innovation Co. Ltd.	17,196	1,208,035
SK Networks Co. Ltd.	38,191	119,832
SK oceanplant Co. Ltd. (b)	5,577	78,397
SK REITs Co. Ltd.	61,379	246,701
SK Square Co. Ltd. (b)	25,104	6,413,017
SK Telecom Co. Ltd.	14,291	530,748
SK, Inc.	9,648	1,717,894
SKC Co. Ltd. (b)	4,369	316,632
SL Corp.	1,756	52,233
SM Entertainment Co. Ltd.	2,962	277,581
SNT Motiv Co. Ltd.	1,876	44,929
S-Oil Corp. (b)	10,391	598,697
SOLUM Co. Ltd. (b)	10,424	120,047
Soop Co. Ltd.	1,389	65,374
Soulbrain Co. Ltd.	779	141,681
ST Pharm Co. Ltd.	2,098	173,601
Studio Dragon Corp. (b)	2,238	66,415
Taesung Co. Ltd. (b)	8,517	263,098
Taihan Cable & Solution Co. Ltd. (b)	30,467	484,325
TechWing, Inc.	9,109	289,606
TKG Huchems Co. Ltd.	1,984	26,085
Security Description	Shares	Value
Tokai Carbon Korea Co. Ltd.	1,212	$119,639
Voronoi, Inc. (b)	3,210	484,659
VT Co. Ltd. (b)	4,639	56,387
Wemade Co. Ltd. (b)	4,152	71,912
WONIK IPS Co. Ltd.	5,486	258,581
Woori Financial Group, Inc.	242,368	4,710,912
YC Corp. (b)	6,775	68,100
YG Entertainment, Inc.	2,609	125,691
Youlchon Chemical Co. Ltd.	2,226	39,867
Youngone Corp.	4,506	255,868
Youngone Holdings Co. Ltd.	1,025	136,259
Yuhan Corp.	14,955	1,166,875
		444,090,602
SPAIN — 2.1%
Acciona SA	6,517	1,422,859
ACS Actividades de Construccion y Servicios SA	50,447	5,027,151
Aedas Homes SA (e)	2,314	64,953
Aena SME SA (e)	211,284	5,910,757
Almirall SA	18,105	273,022
Amadeus IT Group SA	126,911	9,366,345
AmRest Holdings SE	15,970	59,523
Atalaya Mining Copper SA	22,612	260,042
Atresmedia Corp. de Medios de Comunicacion SA (a)	20,752	118,936
Banco Bilbao Vizcaya Argentaria SA	1,623,585	38,231,746
Banco de Sabadell SA	1,416,179	5,596,776
Banco Santander SA	4,193,370	49,593,800
Bankinter SA	190,879	3,173,239
Befesa SA (e)	8,540	295,879
CaixaBank SA	1,097,848	13,467,451
Cellnex Telecom SA (a)(b)(e)	132,194	4,258,653
CIE Automotive SA	16,160	564,629
Colonial SFL Socimi SA REIT	83,032	532,930
Construcciones y Auxiliar de Ferrocarriles SA	4,991	345,253
Distribuidora Internacional de Alimentacion SA (b)	3,493	150,351
EDP Renovaveis SA (a)	86,668	1,225,519
eDreams ODIGEO SA (b)	18,564	86,992
Elecnor SA	11,036	316,902
Enagas SA	62,416	963,954
Ence Energia y Celulosa SA (a)(b)	35,434	100,127
Endesa SA	94,708	3,406,971
Fluidra SA	28,166	766,123
Gestamp Automocion SA (e)	33,976	121,385
Grenergy Renovables SA (b)	3,490	352,909
Grifols SA (a)	84,428	1,060,975
HBX Group International PLC (b)	21,516	189,521
Iberdrola SA	1,772,830	38,445,998
Indra Sistemas SA (a)	24,394	1,390,649
Industria de Diseno Textil SA	306,551	20,284,033
Laboratorios Farmaceuticos Rovi SA	4,490	334,853

See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	144,058	$189,153
Logista Integral SA	14,361	508,013
Mapfre SA	200,000	1,005,799
Melia Hotels International SA	7,919	73,660
Merlin Properties Socimi SA REIT	104,457	1,524,907
Naturgy Energy Group SA	50,000	1,522,088
Neinor Homes SA (e)	7,187	160,375
Pharma Mar SA (a)(b)	3,618	318,262
Prosegur Cash SA (a)(e)	40,918	30,468
Prosegur Cia de Seguridad SA	36,069	110,139
Redeia Corp. SA	114,901	2,047,124
Repsol SA	323,572	6,051,808
Sacyr SA	148,127	672,560
Solaria Energia y Medio Ambiente SA (b)	16,480	351,292
Tecnicas Reunidas SA (b)	12,804	415,641
Telefonica SA (a)	1,038,278	4,259,386
Unicaja Banco SA (a)(e)	271,526	885,887
Vidrala SA	6,601	698,505
Viscofan SA	10,877	682,158
		229,268,431
SWEDEN — 2.2%
AAK AB (a)	48,346	1,383,442
AcadeMedia AB (e)	15,147	162,498
AddLife AB Class B	31,354	541,114
Addnode Group AB	27,720	291,368
AddTech AB Class B	73,859	2,623,057
AFRY AB (a)	23,673	385,186
Alfa Laval AB	82,213	4,153,100
Alimak Group AB (e)	25,204	396,974
Alleima AB	50,067	444,525
Ambea AB (e)	28,819	441,720
Apotea AB (b)	16,265	162,706
AQ Group AB	19,140	409,425
Arjo AB Class B	74,541	258,906
Asker Healthcare Group AB (a)(b)	59,388	543,709
Asmodee Group AB Class B (b)	44,693	513,600
Assa Abloy AB Class B	282,359	10,992,607
Atea ASA	21,003	328,574
Atlas Copco AB Class A	756,695	13,629,670
Atlas Copco AB Class B	439,717	7,106,981
Atrium Ljungberg AB Class B (a)	64,970	234,085
Attendo AB (e)	27,548	244,737
Avanza Bank Holding AB (a)	33,471	1,282,012
Axfood AB	28,850	908,173
Beijer Ref AB (a)	109,372	1,768,925
Betsson AB Class B	31,044	497,375
Bilia AB Class A	14,418	210,199
Billerud Aktiebolag	68,390	696,600
BioArctic AB (b)(e)	12,556	423,309
BioGaia AB Class B	31,050	357,694
Boliden AB (b)	80,590	4,503,836
Security Description	Shares	Value
BoneSupport Holding AB (a)(b)(e)	15,103	$307,997
Boozt AB (a)(b)(e)	10,974	135,110
Bravida Holding AB (e)	49,701	483,866
Bufab AB	34,915	380,858
Bure Equity AB	13,517	361,869
Camurus AB (b)	10,875	726,667
Castellum AB (a)	182,306	2,104,109
Catena AB	10,928	534,380
Cibus Nordic Real Estate AB publ (a)	15,201	242,308
Clas Ohlson AB Class B	10,296	338,852
Cloetta AB Class B	48,673	213,619
Coffee Stain Group AB Class B (b)	37,452	94,048
Corem Property Group AB Class B (a)	130,068	61,318
Creades AB Class A	14,930	121,059
Dios Fastigheter AB	40,777	290,386
Dometic Group AB (e)	167,924	853,573
Dynavox Group AB (b)	29,794	329,651
Electrolux AB Class B (a)(b)	58,515	404,834
Electrolux Professional AB Class B	57,720	408,225
Elekta AB Class B	98,077	603,752
Embracer Group AB (a)(b)	37,452	246,517
Engcon AB (a)	12,692	114,546
Epiroc AB Class A	217,654	4,955,696
Epiroc AB Class B	110,811	2,244,155
EQT AB (a)	139,214	5,493,779
Essity AB Class B	171,166	4,923,984
Evolution AB (e)	47,052	3,214,448
Fabege AB (a)	61,293	548,850
Fastighets AB Balder Class B (b)	205,938	1,523,514
FastPartner AB Class A	13,270	68,302
Getinge AB Class B	60,864	1,444,553
Granges AB	35,420	559,801
H & M Hennes & Mauritz AB Class B (a)	154,512	3,115,783
Hacksaw AB (a)(b)	16,305	112,204
Hemnet Group AB	23,456	440,684
Hexagon AB Class B	584,885	6,947,206
Hexpol AB	70,177	669,509
HMS Networks AB (a)(b)	8,703	395,557
Hoist Finance AB (e)	9,870	120,768
Holmen AB Class B	19,373	744,760
Hufvudstaden AB Class A	25,389	341,502
Husqvarna AB Class B	84,931	428,487
Industrivarden AB Class A	32,340	1,457,243
Industrivarden AB Class C (a)	41,769	1,880,303
Indutrade AB	77,642	2,024,682
Instalco AB	81,719	229,410
Intea Fastigheter AB	32,225	230,883
Intrum AB (b)	25,940	109,457
Investment AB Latour Class B	39,397	963,258
Investor AB Class B	513,602	18,407,396
INVISIO AB (a)	9,060	258,470

See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Inwido AB	14,516	$258,551
JM AB	35,779	540,636
Kinnevik AB Class B (a)(b)	64,717	587,443
L E Lundbergforetagen AB Class B	26,138	1,450,252
Lagercrantz Group AB Class B	40,000	923,331
Lifco AB Class B	63,585	2,427,856
Lindab International AB	17,669	399,425
Logistea AB Class B	82,573	128,444
Loomis AB	18,794	795,893
Medcap AB (b)	2,000	119,104
Medicover AB Class B (a)	15,499	370,713
Mildef Group AB (a)	13,758	178,788
MIPS AB	6,305	241,700
Modern Times Group MTG AB Class B (b)	30,302	377,016
Munters Group AB (e)	34,357	640,644
Mycronic AB	42,182	1,021,514
NCAB Group AB (b)	38,365	198,925
NCC AB Class B	21,013	501,916
New Wave Group AB Class B (a)	23,414	291,062
Nibe Industrier AB Class B	411,197	1,588,801
Nolato AB Class B	43,985	294,862
Nordnet AB publ	36,812	1,078,948
Norion Bank AB (b)	28,130	210,240
NP3 Fastigheter AB	8,148	228,916
Nyfosa AB	39,890	321,498
Pandox AB	28,642	630,703
Paradox Interactive AB	7,501	132,302
Peab AB Class B (a)	38,686	358,165
Platzer Fastigheter Holding AB Class B	51,307	414,628
Plejd AB (b)	2,000	157,721
Ratos AB Class B	176,075	726,929
RaySearch Laboratories AB	12,349	305,416
Rusta AB	11,872	111,395
Saab AB Class B	91,016	5,307,654
Sagax AB Class B	58,070	1,244,699
Samhallsbyggnadsbolaget i Norden AB (a)(b)	170,381	85,571
Sandvik AB	300,369	9,794,216
Scandic Hotels Group AB (e)	37,033	390,865
Sdiptech AB Class B (b)	6,902	143,523
Sectra AB Class B	36,125	983,574
Securitas AB Class B	135,912	2,170,157
Skandinaviska Enskilda Banken AB Class A	426,486	9,025,840
Skanska AB Class B	96,697	2,646,402
SKF AB Class B	96,934	2,584,542
SkiStar AB (a)	10,880	195,441
SSAB AB Class A	51,377	392,790
SSAB AB Class B	218,616	1,651,928
Storskogen Group AB Class B	326,603	415,924
Storytel AB	24,662	224,181
Svenska Cellulosa AB SCA Class B	172,622	2,295,685
Security Description	Shares	Value
Svenska Handelsbanken AB Class A	409,602	$5,969,327
Svolder AB Class B (a)	24,332	156,648
Sweco AB Class B	61,357	1,004,336
Swedbank AB Class A	239,174	8,330,669
Swedish Orphan Biovitrum AB (b)	55,637	2,008,504
Synsam AB	29,780	218,049
Tele2 AB Class B	155,556	2,607,843
Telefonaktiebolaget LM Ericsson Class B	788,409	7,748,281
Telia Co. AB	670,388	2,863,700
TF Bank AB (a)	7,290	129,482
Thule Group AB (e)	28,133	731,797
Trelleborg AB Class B	56,689	2,414,823
Troax Group AB (a)	8,337	134,748
Truecaller AB Class B	86,310	180,694
VBG Group AB Class B (a)	4,204	181,315
Vimian Group AB (a)(b)	58,507	192,552
Vitec Software Group AB Class B (a)	9,071	304,636
Vitrolife AB (a)	17,730	263,484
Volvo AB Class B	447,548	14,365,151
Wallenstam AB Class B (a)	93,866	421,332
Wihlborgs Fastigheter AB	73,622	728,729
Xvivo Perfusion AB (a)(b)	5,791	117,217
Yubico AB (b)	10,248	84,952
		237,833,293
SWITZERLAND — 3.0%
ABB Ltd.	443,945	33,184,503
Accelleron Industries AG	26,869	2,087,456
Adecco Group AG (a)	45,441	1,326,091
Allreal Holding AG	3,974	1,023,283
ALSO Holding AG (a)	1,574	427,151
Aryzta AG (a)(b)	6,243	406,219
Autoneum Holding AG (a)	788	166,701
Avolta AG	24,365	1,449,752
Bachem Holding AG (a)	8,980	678,955
Banque Cantonale Vaudoise	8,015	1,015,722
Barry Callebaut AG (a)	949	1,564,398
Basilea Pharmaceutica Ag Allschwil (b)	3,312	228,673
Belimo Holding AG	2,798	2,758,268
BKW AG	5,575	1,185,017
Bossard Holding AG Class A	1,440	284,637
Bucher Industries AG	1,773	824,677
Burckhardt Compression Holding AG	814	562,017
Burkhalter Holding AG	2,105	372,510
Bystronic AG (a)	386	131,549
Cembra Money Bank AG	7,983	1,001,087
Chocoladefabriken Lindt & Spruengli AG (c)	270	3,949,890
Chocoladefabriken Lindt & Spruengli AG (c)	30	4,407,700
Cicor Technologies Ltd. (a)(b)	727	116,540

See accompanying notes to financial statements.
159

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Cie Financiere Richemont SA Class A	152,271	$33,068,129
Clariant AG (a)	54,858	495,782
Comet Holding AG (a)	2,088	592,995
Daetwyler Holding AG Bearer Shares	2,140	441,911
DKSH Holding AG	9,519	689,669
dormakaba Holding AG	8,340	677,938
Dottikon Es Holding AG (a)(b)	926	407,335
DSM-Firmenich AG	45,919	3,708,199
EFG International AG	21,977	528,724
Emmi AG (a)	566	525,099
EMS-Chemie Holding AG	1,986	1,377,478
Flughafen Zurich AG	5,674	1,803,362
Forbo Holding AG (a)	255	281,313
Galderma Group AG	41,795	8,551,555
Galenica AG (e)	13,490	1,663,582
Geberit AG	9,556	7,473,522
Georg Fischer AG	22,154	1,498,838
Givaudan SA	2,601	10,328,490
Helvetia Baloise Holding AG	22,360	5,904,338
Hiag Immobilien Holding AG	1,202	179,940
Huber & Suhner AG	4,077	745,156
Implenia AG	3,239	312,759
Inficon Holding AG (a)	4,550	567,422
International Workplace Group PLC	185,466	577,253
Interroll Holding AG (a)	193	535,942
Intershop Holding AG	1,410	292,589
Julius Baer Group Ltd.	58,311	4,592,750
Kardex Holding AG	1,645	574,115
Kuehne & Nagel International AG	13,846	2,992,903
Kuros Biosciences AG (b)	6,332	219,632
Landis & Gyr Group AG	6,505	422,035
LEM Holding SA (a)(b)	117	43,566
Logitech International SA	43,052	4,431,000
Lonza Group AG	19,784	13,429,896
Medacta Group SA (e)	1,848	364,818
Mobilezone Holding AG (a)	8,564	143,553
Mobimo Holding AG	1,932	892,536
OC Oerlikon Corp. AG Pfaffikon (a)	40,233	164,233
Partners Group Holding AG	6,393	7,927,401
PSP Swiss Property AG	13,042	2,362,293
R&S Group Holding AG (a)	8,438	168,494
Sandoz Group AG	117,755	8,596,970
Schindler Holding AG (c)	11,358	4,289,446
Schindler Holding AG (c)	6,645	2,361,082
Sensirion Holding AG (b)(e)	2,062	160,327
SFS Group AG	4,658	638,509
SGS SA	46,895	5,378,201
Siegfried Holding AG	10,810	1,017,893
SIG Group AG	82,508	1,180,992
Sika AG	42,948	8,814,572
SKAN Group AG	3,808	253,787
Security Description	Shares	Value
Sonova Holding AG	14,408	$3,766,358
Stadler Rail AG	14,559	371,211
Straumann Holding AG	32,015	3,776,740
Sulzer AG	5,014	932,867
Sunrise Communications AG Class A	17,880	957,361
Swatch Group AG Bearer Shares	8,196	1,740,583
Swiss Life Holding AG	8,038	9,301,658
Swiss Prime Site AG	22,558	3,507,915
Swisscom AG	7,260	5,273,752
Swissquote Group Holding SA	3,051	1,875,465
Tecan Group AG	8,404	1,363,097
Temenos AG	16,030	1,610,588
TORM PLC Class A	18,660	372,343
TX Group AG (a)	797	165,788
UBS Group AG	899,185	41,948,725
Valiant Holding AG	4,180	796,693
VAT Group AG (a)(e)	7,643	3,722,857
Vetropack Holding AG (a)	3,464	96,192
Vontobel Holding AG	7,507	609,277
Ypsomed Holding AG (a)	1,084	448,788
Zehnder Group AG	3,018	311,609
Zurich Insurance Group AG	41,456	31,490,339
		328,243,326
TAIWAN — 6.2%
Ability Opto-Electronics Technology Co. Ltd.	39,000	115,682
AcBel Polytech, Inc.	176,775	237,984
Accton Technology Corp.	154,000	5,807,992
Acer, Inc. (a)	804,000	675,533
Acter Group Corp. Ltd.	33,000	820,261
ADATA Technology Co. Ltd.	72,839	647,937
Advanced Echem Materials Co. Ltd.	24,000	669,881
Advanced Energy Solution Holding Co. Ltd.	10,000	423,291
Advanced Wireless Semiconductor Co.	33,000	111,854
Advantech Co. Ltd.	129,855	1,190,250
Airoha Technology Corp.	9,000	126,748
Alchip Technologies Ltd. (a)	21,000	2,345,921
All Ring Tech Co. Ltd.	33,000	382,298
Allied Supreme Corp.	6,000	44,111
Allis Electric Co. Ltd. (a)	42,645	135,045
Ambassador Hotel	38,000	52,186
Andes Technology Corp. (a)(b)	11,000	84,022
AP Memory Technology Corp.	30,000	427,746
Apex Dynamics, Inc. (a)	10,000	207,508
Arcadyan Technology Corp.	36,487	202,057
Ardentec Corp.	109,000	431,900
ASE Technology Holding Co. Ltd.	943,325	7,520,660
Asia Cement Corp.	653,000	773,113
Asia Optical Co., Inc.	92,000	406,995
Asia Vital Components Co. Ltd.	90,502	4,349,327

See accompanying notes to financial statements.
160

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
ASMedia Technology, Inc.	13,000	$500,629
ASPEED Technology, Inc.	9,400	2,171,958
ASROCK, Inc.	12,000	94,715
Asustek Computer, Inc.	209,000	3,645,136
AUO Corp.	2,045,800	797,602
AURAS Technology Co. Ltd.	20,000	642,892
BES Engineering Corp. (b)	312,989	127,505
Bizlink Holding, Inc.	47,242	2,285,382
Bora Pharmaceuticals Co. Ltd. (a)	15,707	243,950
Brighton-Best International Taiwan, Inc.	68,000	73,041
C Sun Manufacturing Ltd.	41,000	326,873
Caliway Biopharmaceuticals Co. Ltd. (b)	280,000	1,381,264
Capital Securities Corp.	343,000	261,449
Catcher Technology Co. Ltd. (a)	170,000	1,125,380
Cathay Financial Holding Co. Ltd. (a)	2,686,606	6,481,270
Cathay Real Estate Development Co. Ltd.	120,000	89,368
Center Laboratories, Inc.	100,437	132,976
Central Reinsurance Co. Ltd.	73,000	60,987
Century Iron & Steel Industrial Co. Ltd.	51,000	226,429
Chailease Holding Co. Ltd. (a)	433,145	1,454,362
Chang Hwa Commercial Bank Ltd.	2,235,500	1,454,973
Chang Wah Electromaterials, Inc.	39,000	53,931
Chang Wah Technology Co. Ltd.	155,000	220,509
Channel Well Technology Co. Ltd.	59,000	131,067
Charoen Pokphand Enterprise	38,500	161,129
Chenbro Micom Co. Ltd.	21,000	671,695
Cheng Loong Corp.	555,000	305,581
Cheng Shin Rubber Industry Co. Ltd.	505,000	474,133
Cheng Uei Precision Industry Co. Ltd.	59,000	69,289
Chenming Electronic Technology Corp.	26,000	107,987
Chicony Electronics Co. Ltd.	181,491	675,815
Chicony Power Technology Co. Ltd.	27,000	78,971
Chief Telecom, Inc.	11,000	131,284
China Airlines Ltd. (a)	1,001,000	643,535
China Bills Finance Corp.	288,000	154,905
China Motor Corp.	83,000	154,797
China Petrochemical Development Corp. (b)	734,221	181,566
China Steel Chemical Corp.	35,000	75,858
China Steel Corp. (a)	3,341,000	2,020,305
Chipbond Technology Corp.	142,000	243,593
ChipMOS Technologies, Inc.	103,000	154,563
Chong Hong Construction Co. Ltd.	40,000	108,973
Security Description	Shares	Value
Chroma ATE, Inc.	106,000	$2,614,535
Chung Hung Steel Corp. (b)	220,000	110,278
Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	509,110
Chunghwa Precision Test Tech Co. Ltd.	7,000	509,063
Chunghwa Telecom Co. Ltd.	1,119,000	4,647,587
Cleanaway Co. Ltd. (a)	140,000	140,800
Clevo Co.	89,000	109,620
Compal Electronics, Inc. (a)	1,153,000	1,115,552
Compeq Manufacturing Co. Ltd.	287,000	850,391
Continental Holdings Corp.	110,000	78,070
Coretronic Corp.	42,000	114,957
CSBC Corp. Taiwan (b)	161,954	103,088
CTBC Financial Holding Co. Ltd.	4,705,009	7,517,113
CTCI Corp.	130,922	128,753
CyberPower Systems, Inc.	8,000	53,850
Da-Li Development Co. Ltd.	60,475	103,356
Daxin Materials Corp.	16,000	176,700
Delpha Construction Co. Ltd.	76,000	68,331
Delta Electronics, Inc.	546,630	16,753,543
Depo Auto Parts Ind Co. Ltd.	33,000	146,513
Dynapack International Technology Corp.	21,000	225,235
E Ink Holdings, Inc.	244,000	1,537,595
E.Sun Financial Holding Co. Ltd.	4,464,292	4,795,272
Eclat Textile Co. Ltd.	51,182	626,326
ECOVE Environment Corp.	25,000	235,913
EirGenix, Inc. (b)	73,000	143,349
Elan Microelectronics Corp. (a)	86,000	324,342
Elite Advanced Laser Corp. (a)	32,000	274,980
Elite Material Co. Ltd.	83,000	4,345,411
Elite Semiconductor Microelectronics Technology, Inc.	103,000	386,818
eMemory Technology, Inc.	17,000	936,013
Ennoconn Corp.	29,233	266,554
Ennostar, Inc.	141,000	160,429
Eternal Materials Co. Ltd.	186,000	242,116
Eva Airways Corp.	800,121	930,743
Evergreen Aviation Technologies Corp. (a)	39,000	176,254
Evergreen International Storage & Transport Corp.	29,500	54,173
Evergreen Marine Corp. Taiwan Ltd. (a)	337,673	2,041,911
EVERGREEN Steel Corp.	38,000	116,828
Everlight Electronics Co. Ltd.	90,000	158,113
Far Eastern Department Stores Ltd.	162,000	113,429
Far Eastern International Bank	601,100	245,831
Far Eastern New Century Corp.	749,620	663,243
Far EasTone Telecommunications Co. Ltd.	491,000	1,379,841
Faraday Technology Corp. (a)	53,738	291,604
Farglory Land Development Co. Ltd.	76,000	185,038

See accompanying notes to financial statements.
161

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Feng Hsin Steel Co. Ltd.	99,000	$193,145
Feng TAY Enterprise Co. Ltd.	130,067	482,259
First Financial Holding Co. Ltd.	3,677,387	3,440,912
Fitipower Integrated Technology, Inc.	17,544	80,125
FLEXium Interconnect, Inc. (b)	66,000	123,932
Formosa Chemicals & Fibre Corp.	1,069,000	1,092,118
Formosa International Hotels Corp.	16,000	96,243
Formosa Plastics Corp. (a)	1,172,000	1,454,719
Formosa Sumco Technology Corp.	21,000	63,560
Formosa Taffeta Co. Ltd.	154,000	77,930
Fortune Electric Co. Ltd.	43,560	1,060,562
Fositek Corp.	12,000	620,614
Foxconn Technology Co. Ltd.	237,180	465,747
Foxsemicon Integrated Technology, Inc.	19,000	167,804
Fubon Financial Holding Co. Ltd.	2,367,352	7,240,576
Fulgent Sun International Holding Co. Ltd.	34,300	111,348
Fusheng Precision Co. Ltd.	24,000	195,159
G Shank Enterprise Co. Ltd.	42,000	115,759
General Interface Solution GIS Holding Ltd. (b)	52,000	70,750
Genius Electronic Optical Co. Ltd.	19,396	277,478
Getac Holdings Corp.	105,000	390,987
Giant Manufacturing Co. Ltd.	69,994	206,281
Gigabyte Technology Co. Ltd.	144,000	1,143,457
Global Brands Manufacture Ltd.	75,046	267,505
Global Mixed Mode Technology, Inc.	16,000	106,937
Global Unichip Corp. (a)	24,000	1,623,144
Globalwafers Co. Ltd.	75,000	969,112
Gloria Material Technology Corp.	174,000	177,763
Gold Circuit Electronics Ltd.	87,100	1,904,416
Goldsun Building Materials Co. Ltd.	181,715	219,188
Grand Process Technology Corp. (a)	4,000	198,596
Grape King Bio Ltd.	29,000	116,755
Great Tree Pharmacy Co. Ltd.	18,850	56,153
Great Wall Enterprise Co. Ltd.	159,688	258,688
Greatek Electronics, Inc.	75,000	212,441
Gudeng Precision Industrial Co. Ltd.	11,934	135,214
Hannstar Board Corp.	30,360	89,185
HannStar Display Corp. (b)	471,000	116,924
HD Renewable Energy Co. Ltd.	19,415	60,988
Highwealth Construction Corp. (a)	327,391	418,870
Hiwin Technologies Corp.	72,034	444,760
Hon Hai Precision Industry Co. Ltd.	3,522,320	25,839,651
Security Description	Shares	Value
Hota Industrial Manufacturing Co. Ltd.	33,841	$60,099
Hotai Finance Co. Ltd.	58,080	110,724
Hotai Motor Co. Ltd.	86,260	1,509,938
HTC Corp. (a)(b)	166,000	259,932
Hu Lane Associate, Inc.	13,991	56,551
HUA ENG Wire & Cable Co. Ltd.	175,000	213,595
Hua Nan Financial Holdings Co. Ltd.	2,454,757	2,421,905
Huaku Development Co. Ltd.	60,060	222,689
Hwang Chang General Contractor Co. Ltd. (a)	66,307	126,830
IBF Financial Holdings Co. Ltd. (a)	720,218	379,358
I-Chiun Precision Industry Co. Ltd.	69,000	206,206
Innodisk Corp.	26,746	490,307
Innolux Corp. (a)	2,204,168	1,196,068
International Games System Co. Ltd. (a)	72,000	1,652,170
Inventec Corp. (a)	732,000	999,437
ITE Technology, Inc.	33,000	120,781
ITEQ Corp.	36,188	130,722
ITH Corp.	167,000	207,817
J&V Energy Technology Co. Ltd.	22,000	63,996
Jentech Precision Industrial Co. Ltd. (a)	22,999	2,009,270
Johnson Health Tech Co. Ltd. (a)	38,000	182,620
JPC connectivity, Inc.	17,000	75,206
JSL Construction & Development Co. Ltd.	42,294	66,899
Kaori Heat Treatment Co. Ltd.	35,000	646,075
Kenda Rubber Industrial Co. Ltd.	123,901	77,683
Kenmec Mechanical Engineering Co. Ltd.	39,220	89,997
Kerry TJ Logistics Co. Ltd.	23,000	24,266
KGI Financial Holding Co. Ltd.	4,566,117	2,506,819
Kindom Development Co. Ltd.	83,930	90,153
King Slide Works Co. Ltd.	16,000	1,909,581
King Yuan Electronics Co. Ltd.	301,000	2,370,984
Kinik Co. (a)	21,000	265,002
Kinpo Electronics (a)	293,000	208,883
Kinsus Interconnect Technology Corp.	61,000	308,684
L&K Engineering Co. Ltd.	54,315	954,214
Lai Yih Footwear Co. Ltd. (a)	17,000	135,533
LandMark Optoelectronics Corp. (a)	28,000	546,268
Largan Precision Co. Ltd.	28,000	2,223,389
Lian HWA Food Corp.	26,620	82,688
Lien Hwa Industrial Holdings Corp. (a)	226,259	342,408
Lite-On Technology Corp.	575,419	2,994,256
Lotes Co. Ltd.	23,337	961,837
Lotus Pharmaceutical Co. Ltd.	49,000	441,336
Lumosa Therapeutics Co. Ltd. (b)	24,465	151,444

See accompanying notes to financial statements.
162

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
LuxNet Corp.	31,541	$326,748
M31 Technology Corp.	4,800	57,593
Machvision, Inc. (a)	26,400	443,634
Macronix International Co. Ltd. (b)	499,000	626,519
Makalot Industrial Co. Ltd.	53,118	487,724
Marketech International Corp.	35,000	306,329
MediaTek, Inc.	429,000	19,524,514
Mega Financial Holding Co. Ltd.	3,593,019	4,574,108
Mercuries Life Insurance Co. Ltd. (b)	743,186	189,223
Merida Industry Co. Ltd.	53,000	139,498
Merry Electronics Co. Ltd. (a)	65,071	202,334
Micro-Star International Co. Ltd.	245,000	749,336
Mitac Holdings Corp. (a)	263,076	723,406
momo.com, Inc. (a)	18,900	124,815
MPI Corp.	22,000	1,575,405
Nan Kang Rubber Tire Co. Ltd.	58,965	69,905
Nan Pao Resins Chemical Co. Ltd.	27,000	270,253
Nan Ya Plastics Corp. (a)	1,674,000	3,207,295
Nan Ya Printed Circuit Board Corp. (a)	50,000	383,508
Nanya Technology Corp. (b)	351,000	2,156,013
Nien Made Enterprise Co. Ltd.	44,000	505,530
Novatek Microelectronics Corp. (a)	164,000	1,952,101
Nuvoton Technology Corp.	44,000	71,418
O-Bank Co. Ltd.	312,000	90,759
Oneness Biotech Co. Ltd. (b)	75,334	133,307
Orient Semiconductor Electronics Ltd.	121,000	215,655
Pan Jit International, Inc.	62,000	158,056
Pan-International Industrial Corp. (a)	108,000	170,831
Parade Technologies Ltd.	18,000	334,559
Pegatron Corp.	535,000	1,168,059
Pegavision Corp.	13,257	120,248
PharmaEssentia Corp. (a)	81,009	1,211,764
Phison Electronics Corp.	48,000	2,215,114
Phoenix Silicon International Corp.	34,000	192,613
Pixart Imaging, Inc. (a)	30,000	193,345
Polaris Group (b)	108,727	107,618
Posiflex Technology, Inc.	30,000	168,998
Pou Chen Corp.	543,000	521,044
Powerchip Semiconductor Manufacturing Corp. (a)(b)	886,000	1,115,237
Powertech Technology, Inc.	193,000	1,062,650
Poya International Co. Ltd.	12,580	175,965
President Chain Store Corp.	162,000	1,142,025
President Securities Corp.	184,052	139,999
Primax Electronics Ltd.	132,000	322,643
Qisda Corp.	279,620	209,133
Quanta Computer, Inc. (a)	762,000	6,596,458
Quanta Storage, Inc.	61,000	207,731
Radiant Opto-Electronics Corp.	115,000	453,844
Security Description	Shares	Value
Raydium Semiconductor Corp.	14,000	$101,590
Realtek Semiconductor Corp.	138,000	2,147,706
Ruentex Development Co. Ltd.	368,416	349,415
Ruentex Engineering & Construction Co.	18,480	98,809
Ruentex Industries Ltd. (a)	136,295	239,011
Run Long Construction Co. Ltd.	103,712	112,556
Sakura Development Co. Ltd.	122,631	189,291
Sanyang Motor Co. Ltd.	154,000	300,937
Scientech Corp.	18,000	191,340
Sercomm Corp.	63,000	159,603
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,512,451
Shihlin Electric & Engineering Corp.	54,000	292,166
Shin Zu Shing Co. Ltd. (a)	34,820	224,409
Shinfox Energy Co. Ltd. (a)	20,027	24,125
Shinkong Insurance Co. Ltd.	53,000	198,199
Shinkong Synthetic Fibers Corp.	294,000	140,354
Shiny Chemical Industrial Co. Ltd.	33,300	146,255
ShunSin Technology Holding Ltd.	10,000	52,832
Sigurd Microelectronics Corp.	99,078	367,358
Silicon Integrated Systems Corp.	74,750	110,862
Simplo Technology Co. Ltd.	47,000	537,006
Sinbon Electronics Co. Ltd.	65,000	398,227
Sincere Navigation Corp.	89,000	73,788
Sino-American Silicon Products, Inc.	150,000	508,426
Sinon Corp.	67,000	93,291
SinoPac Financial Holdings Co. Ltd.	3,357,620	3,056,219
Sitronix Technology Corp.	24,000	137,108
Solar Applied Materials Technology Corp.	100,205	212,079
Solomon Technology Corp. (a)	29,000	115,832
Sporton International, Inc.	20,527	104,528
Sports Gear Co. Ltd.	25,000	83,942
Standard Foods Corp.	51,417	49,420
Starlux Airlines Co. Ltd. (a)(b)	510,000	383,062
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	275,839
Supreme Electronics Co. Ltd. (a)	151,473	360,116
Synmosa Biopharma Corp.	6,934	7,150
Synnex Technology International Corp.	386,550	712,313
Systex Corp.	72,000	270,397
TA Chen Stainless Pipe	557,199	631,317
Ta Ya Electric Wire & Cable	208,083	251,325
Taichung Commercial Bank Co. Ltd.	1,103,518	730,516
TaiMed Biologics, Inc. (b)	49,971	97,332
Tainan Spinning Co. Ltd.	262,000	110,485
Taiwan Acceptance Corp.	69,476	189,276
Taiwan Business Bank	2,202,540	1,121,581
Taiwan Cogeneration Corp.	231,124	300,486

See accompanying notes to financial statements.
163

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co. Ltd.	3,108,309	$2,403,905
Taiwan Fertilizer Co. Ltd.	146,000	222,110
Taiwan Glass Industry Corp. (a)(b)	164,000	180,334
Taiwan High Speed Rail Corp.	514,000	458,045
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	397,599
Taiwan Mobile Co. Ltd.	489,000	1,688,595
Taiwan Paiho Ltd.	81,000	130,186
Taiwan Sakura Corp.	67,000	178,479
Taiwan Secom Co. Ltd.	50,000	171,862
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,936,000	342,158,782
Taiwan Shin Kong Security Co. Ltd.	33,000	42,851
Taiwan Speciality Chemicals Corp.	31,000	311,771
Taiwan Surface Mounting Technology Corp.	62,000	188,247
Taiwan Union Technology Corp. (a)	55,000	864,722
Tatung Co. Ltd. (a)	363,850	365,350
TCC Group Holdings Co. Ltd.	1,820,590	1,344,272
Teco Electric & Machinery Co. Ltd. (a)	342,000	914,308
Test Research, Inc.	44,000	268,169
Thinking Electronic Industrial Co. Ltd.	26,000	144,396
Tigerair Taiwan Co. Ltd. (a)	68,000	139,590
Ton Yi Industrial Corp.	282,000	159,756
Tong Hsing Electronic Industries Ltd.	40,480	171,992
Tong Yang Industry Co. Ltd.	109,000	336,500
Topco Scientific Co. Ltd.	39,097	362,096
Topkey Corp.	8,000	41,120
Transcend Information, Inc.	51,000	318,136
Tripod Technology Corp.	126,000	1,273,213
TS Financial Holding Co. Ltd.	6,159,290	3,998,966
TTY Biopharm Co. Ltd.	79,000	204,914
Tung Ho Steel Enterprise Corp.	102,560	207,597
TXC Corp.	62,000	158,648
U-Ming Marine Transport Corp.	120,000	230,677
Unimicron Technology Corp.	370,000	2,590,665
Union Bank of Taiwan	488,040	300,555
Uni-President Enterprises Corp.	1,533,880	3,763,853
Unitech Printed Circuit Board Corp.	333,201	288,444
United Integrated Services Co. Ltd.	49,000	1,479,957
United Microelectronics Corp. (a)	3,237,000	5,073,829
Universal Cement Corp.	125,021	119,369
Universal Microwave Technology, Inc.	18,000	388,982
UPI Semiconductor Corp.	12,000	74,474
Vanguard International Semiconductor Corp. (a)	319,493	936,500
Security Description	Shares	Value
Via Technologies, Inc.	38,000	$63,010
VisEra Technologies Co. Ltd.	21,000	190,481
Visual Photonics Epitaxy Co. Ltd.	57,000	274,836
Voltronic Power Technology Corp.	18,200	562,442
Wah Lee Industrial Corp.	32,360	110,714
Walsin Lihwa Corp. (a)	949,654	961,124
Walsin Technology Corp.	63,000	234,592
Wan Hai Lines Ltd.	185,570	465,394
Win Semiconductors Corp.	73,000	425,168
Winbond Electronics Corp. (b)	747,345	1,964,663
WinWay Technology Co. Ltd.	7,000	632,708
Wisdom Marine Lines Co. Ltd.	77,000	166,398
Wistron Corp. (a)	854,842	4,094,579
Wiwynn Corp. (a)	33,000	4,710,460
WNC Corp.	86,792	273,465
Wowprime Corp.	13,194	91,122
WPG Holdings Ltd.	453,480	839,978
WT Microelectronics Co. Ltd. (a)	189,711	827,180
XinTec, Inc. (a)	49,000	216,769
Yageo Corp.	470,240	3,457,152
Yang Ming Marine Transport Corp. (a)	597,000	1,058,319
Yankey Engineering Co. Ltd.	18,845	334,670
YFY, Inc.	199,000	165,620
Yieh Phui Enterprise Co. Ltd. (b)	453,384	217,165
Yuanta Financial Holding Co. Ltd.	3,019,423	3,776,621
Yulon Motor Co. Ltd.	122,712	129,467
Yungshin Construction & Development Co. Ltd.	13,000	27,142
Zhen Ding Technology Holding Ltd.	190,000	858,675
		674,827,799
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (b)	168,896	373,928
THAILAND — 0.4%
Advanced Info Service PCL	343,400	3,411,655
AEON Thana Sinsap Thailand PCL	10,400	35,486
Airports of Thailand PCL	1,046,400	1,760,330
Amata Corp. PCL	98,300	51,794
AP Thailand PCL	621,274	169,591
Asia Aviation PCL NVDR (b)	2,785,646	99,029
B Grimm Power PCL	246,100	110,142
Bangchak Corp. PCL	206,300	170,252
Bangkok Airways PCL	214,800	100,906
Bangkok Chain Hospital PCL	467,800	154,424
Bangkok Commercial Asset Management PCL	256,500	65,133
Bangkok Dusit Medical Services PCL Class F	3,523,400	2,158,439
Bangkok Expressway & Metro PCL	1,659,300	281,773
Bangkok Life Assurance PCL	55,700	35,536

See accompanying notes to financial statements.
164

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Bangkok Life Assurance PCL NVDR	300,000	$191,398
Banpu PCL	1,840,732	287,459
BCPG PCL	256,000	54,848
Berli Jucker PCL	342,400	156,501
Betagro PCL	135,600	78,334
BTS Group Holdings PCL (b)	1,612,000	116,660
Bumrungrad Hospital PCL	198,800	993,842
Cal-Comp Electronics Thailand PCL Class F	904,100	129,711
Carabao Group PCL	69,500	95,961
Central Pattana PCL	518,900	909,990
Central Plaza Hotel PCL	96,000	104,364
CH Karnchang PCL	146,300	55,260
Charoen Pokphand Foods PCL	1,330,600	920,714
Chularat Hospital PCL	887,900	42,274
Com7 PCL Class F	285,000	177,305
CP ALL PCL	1,685,800	2,327,640
CP Axtra PCL (a)	417,587	208,098
Delta Electronics Thailand PCL	837,400	4,598,324
Electricity Generating PCL	49,100	177,667
Energy Absolute PCL (b)	755,626	64,758
Global Power Synergy PCL	472,600	540,029
Gulf Development PCL (b)	1,223,653	1,621,568
Hana Microelectronics PCL	82,100	42,477
Home Product Center PCL	1,184,900	250,106
IRPC PCL	1,621,600	50,957
I-TAIL Corp. PCL	86,200	41,315
JMT Network Services PCL	142,100	39,466
Kasikornbank PCL	157,800	974,198
KCE Electronics PCL	142,900	82,551
Kiatnakin Phatra Bank PCL	25,400	54,823
Krung Thai Bank PCL	1,099,200	985,634
Land & Houses PCL	1,692,400	203,056
MBK PCL	133,987	74,425
Mega Lifesciences PCL	50,300	53,485
Minor International PCL	761,417	587,286
Muangthai Capital PCL	156,000	155,975
Osotspa PCL	292,600	149,527
Plan B Media PCL	288,360	35,696
PTT Exploration & Production PCL	361,000	1,294,810
PTT Global Chemical PCL (a)	451,400	300,886
PTT PCL	2,792,400	2,836,274
Ratch Group PCL	219,100	205,156
Regional Container Lines PCL	47,800	41,344
Sansiri PCL	1,966,900	83,658
SCB X PCL	486,900	2,148,202
SCG Packaging PCL	989,700	537,180
Siam Cement PCL	179,465	1,045,289
Siam Global House PCL (a)	997,753	201,102
Sri Trang Agro-Industry PCL	199,100	77,100
Sri Trang Gloves Thailand PCL	169,000	49,351
Srisawad Corp. PCL	172,062	139,266
Star Petroleum Refining PCL	208,500	39,046
Supalai PCL	253,900	137,004
Security Description	Shares	Value
Thai Life Insurance PCL	1,240,100	$391,652
Thai Oil PCL	295,557	337,726
Thai Union Group PCL	372,800	151,463
Thai Vegetable Oil PCL	91,960	65,383
Thanachart Capital PCL	32,400	59,905
TIDLOR Holdings PCL	262,474	141,630
Tipco Asphalt PCL	85,400	37,136
Tisco Financial Group PCL	261,100	915,777
TMBThanachart Bank PCL (a)	2,553,000	163,690
TOA Paint Thailand PCL	51,700	22,318
True Corp. PCL (a)	2,322,870	803,659
TTW PCL	540,600	155,291
VGI PCL (a)	1,064,784	32,107
WHA Corp. PCL	1,565,200	162,954
		38,814,531
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	116,279	60,895
Akbank TAS	835,125	1,356,757
Aksa Akrilik Kimya Sanayii AS	280,824	64,186
Aksa Enerji Uretim AS (b)	69,891	117,938
Alarko Holding AS	37,401	88,793
Anadolu Anonim Turk Sigorta Sirketi	177,320	95,751
Anadolu Efes Biracilik Ve Malt Sanayii AS	861,180	314,895
Arcelik AS (b)	48,914	114,987
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	2,013,531
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	259,888
Aygaz AS	35,787	165,674
Baticim Bati Anadolu Cimento Sanayii AS (b)	415,617	36,856
BIM Birlesik Magazalar AS	126,852	1,584,026
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	166,446
Cimsa Cimento Sanayi VE Ticaret AS	63,005	68,190
Destek Finans Faktoring AS (b)	32,474	419,492
Dogan Sirketler Grubu Holding AS	36,502	14,401
Dogus Otomotiv Servis ve Ticaret AS	17,178	75,207
EGE Endustri VE Ticaret AS	276	52,018
Eldorado Gold Corp. (a)(b)	54,000	1,943,330
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	987,386	469,746
Enerjisa Enerji AS (e)	259,807	546,354
Eregli Demir ve Celik Fabrikalari TAS	1,075,978	596,541
Ford Otomotiv Sanayi AS	172,840	372,722
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	118,157
Grainturk Tarim AS (b)	14,058	94,071
Gubre Fabrikalari TAS (b)	14,397	116,613

See accompanying notes to financial statements.
165

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Haci Omer Sabanci Holding AS	721,626	$1,415,068
Hektas Ticaret TAS (b)	253,300	18,041
Is Yatirim Menkul Degerler AS	75,462	69,589
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	198,426	116,661
Kiler Holding AS (b)	49,731	354,486
KOC Holding AS	198,396	779,472
LDR Turizm AS	83,680	136,337
Lydia Holding AS (b)	39,211	153,325
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	203,526	206,160
Migros Ticaret AS	21,576	262,142
MLP Saglik Hizmetleri AS (b)(e)	8,993	79,644
Nuh Cimento Sanayi AS	16,787	87,092
Otokar Otomotiv Ve Savunma Sanayi AS (b)	9,030	102,146
Oyak Cimento Fabrikalari AS	258,413	138,577
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	154,312	486,670
Pegasus Hava Tasimaciligi AS (b)	111,878	499,186
Petkim Petrokimya Holding AS (b)	532,531	201,168
Ral Yatirim Holding AS (b)	76,559	407,528
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	263,584	128,835
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	135,462
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	55,026
Sok Marketler Ticaret AS (b)	87,998	104,560
TAV Havalimanlari Holding AS (b)	53,368	370,473
Tekfen Holding AS	45,605	74,728
Tera Yatirim Menkul Degerler AS (b)	86,359	345,725
Tofas Turk Otomobil Fabrikasi AS	31,315	180,030
Trust Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	75,739
Turk Altin Isletmeleri AS (b)	302,505	288,536
Turk Hava Yollari AO	159,985	999,813
Turk Traktor ve Ziraat Makineleri AS	8,791	106,297
Turkcell Iletisim Hizmetleri AS	332,826	721,211
Turkiye Is Bankasi AS Class C	2,285,862	749,646
Turkiye Petrol Rafinerileri AS	250,925	1,076,961
Turkiye Sigorta AS	488,908	134,392
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	89,828
Turkiye Sise ve Cam Fabrikalari AS	278,975	249,210
Ulker Biskuvi Sanayi AS	157,977	397,112
Yapi ve Kredi Bankasi AS (b)	910,119	767,259
Security Description	Shares	Value
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	280,153	$152,844
		24,044,444
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	928,197	3,613,825
Abu Dhabi Islamic Bank PJSC	489,399	2,766,186
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	875,982
ADNOC Drilling Co. PJSC	900,000	1,308,503
Adnoc Gas PLC	1,574,442	1,521,759
Agthia Group PJSC	208,635	214,719
Air Arabia PJSC	732,040	928,777
Ajman Bank PJSC	378,572	137,085
Al Waha Capital PJSC	424,774	205,859
Aldar Properties PJSC	1,155,220	2,736,370
Amanat Holdings PJSC	457,454	160,668
Americana Restaurants International PLC - Foreign Co.	883,239	389,569
Apex Investment Co. PSC (b)	161,887	159,555
Dana Gas PJSC	2,449,126	573,457
Dubai Electricity & Water Authority PJSC	1,491,391	1,124,766
Dubai Financial Market PJSC	700,652	314,758
Dubai Investments PJSC	1,035,581	1,009,388
Dubai Islamic Bank PJSC	921,020	2,324,554
Emaar Development PJSC	338,697	1,397,059
Emaar Properties PJSC	1,853,346	7,089,633
Emirates Central Cooling Systems Corp.	617,533	258,924
Emirates NBD Bank PJSC	588,233	4,460,314
Emirates Telecommunications Group Co. PJSC	940,883	4,698,139
First Abu Dhabi Bank PJSC	1,240,488	5,890,199
Gulf Navigation Holding PJSC (b)	69,029	47,925
NMDC Energy	356,855	226,380
Parkin Co. PJSC	215,464	333,794
Phoenix Group PLC (b)	399,930	108,342
RAK Properties PJSC (b)	185,714	68,260
Salik Co. PJSC	526,157	909,662
Space42 PLC (b)	426,134	182,153
Spinneys 1961 Holding PLC	231,440	95,149
Two Point Zero Group PJSC (b)	955,020	678,647
		46,810,360
UNITED KINGDOM — 7.0%
3i Group PLC	275,719	12,101,023
4imprint Group PLC	8,505	439,854
Aberdeen Group PLC	486,401	1,345,104
Admiral Group PLC	70,965	3,031,538
Advanced Medical Solutions Group PLC (a)	75,169	220,411
AG Barr PLC	29,655	248,898
AJ Bell PLC	87,150	517,179

See accompanying notes to financial statements.
166

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Alfa Financial Software Holdings PLC (e)	26,667	$76,041
Allfunds Group PLC	88,575	836,897
AO World PLC (b)	129,799	197,631
Ashmore Group PLC	105,285	249,948
Ashtead Group PLC	120,210	8,223,473
Associated British Foods PLC	82,930	2,372,561
Aston Martin Lagonda Global Holdings PLC (a)(b)(e)	126,124	107,808
AstraZeneca PLC	435,231	80,727,665
Auto Trader Group PLC (e)	242,122	1,909,706
Aviva PLC	859,461	7,911,785
Avon Technologies PLC	10,000	243,992
B&M European Value Retail SA	283,062	642,676
Babcock International Group PLC	66,673	1,114,704
BAE Systems PLC	853,277	19,671,577
Bakkavor Group PLC (e)	41,589	133,135
Balfour Beatty PLC	140,668	1,345,251
Baltic Classifieds Group PLC	121,468	331,662
Barclays PLC	3,888,149	24,891,011
Barratt Redrow PLC	364,252	1,867,150
Beazley PLC	149,638	1,674,571
Bellway PLC	31,608	1,166,593
Berkeley Group Holdings PLC	27,254	1,431,128
Big Yellow Group PLC REIT	49,288	693,444
Bodycote PLC	44,593	418,659
Breedon Group PLC	72,504	321,041
Bridgepoint Group PLC (e)	65,089	248,461
British American Tobacco PLC	617,439	34,996,684
British Land Co. PLC REIT	262,255	1,424,388
BT Group PLC	1,764,035	4,366,981
Bunzl PLC	90,142	2,517,056
Burberry Group PLC (b)	101,904	1,739,367
Bytes Technology Group PLC (a)	51,912	250,390
Centrica PLC	1,370,813	3,126,182
Cerillion PLC	4,240	69,577
Chemring Group PLC	72,089	458,152
Chesnara PLC	65,336	264,519
CK Hutchison Holdings Ltd.	766,024	5,211,148
Clarkson PLC	7,707	395,474
Close Brothers Group PLC (b)	49,400	347,177
CMC Markets PLC (e)	26,503	106,587
Coats Group PLC	583,382	663,053
Coca-Cola Europacific Partners PLC (c)	28,328	2,569,350
Coca-Cola Europacific Partners PLC (c)	36,621	3,333,240
Cohort PLC	12,652	154,349
Compass Group PLC	478,186	15,204,867
Computacenter PLC	19,513	769,006
Convatec Group PLC (e)	432,887	1,416,043
Craneware PLC (a)	6,020	156,276
Cranswick PLC	14,266	950,789
Crest Nicholson Holdings PLC (a)	47,279	91,255
Croda International PLC	34,986	1,268,211
Security Description	Shares	Value
Currys PLC	269,054	$455,983
CVS Group PLC	20,835	359,830
DCC PLC	24,044	1,497,359
Derwent London PLC REIT	34,274	801,683
Diageo PLC	626,900	13,520,898
Diploma PLC	37,980	2,704,950
DiscoverIE Group PLC	21,999	177,538
Domino's Pizza Group PLC	90,996	212,231
Dowlais Group PLC	300,934	340,008
Dr. Martens PLC	130,166	134,111
Drax Group PLC	100,257	1,128,700
Dunelm Group PLC	34,666	526,891
easyJet PLC	100,198	688,142
Elementis PLC	133,671	298,458
Empiric Student Property PLC REIT	317,012	332,163
Entain PLC	165,083	1,702,196
Fevertree Drinks PLC	31,083	342,409
Firstgroup PLC	134,723	345,385
Foresight Group Holdings Ltd.	16,770	96,993
Frasers Group PLC (a)(b)	35,574	324,415
Future PLC	23,069	163,367
Games Workshop Group PLC	8,789	2,236,655
Gamma Communications PLC	21,055	261,677
GB Group PLC	66,689	230,529
Genuit Group PLC	65,716	289,039
Genus PLC	15,401	537,557
GlobalData PLC (a)	91,631	136,189
Grafton Group PLC CDI	46,361	583,669
Grainger PLC REIT	199,424	488,725
Great Portland Estates PLC REIT	76,945	329,631
Greggs PLC (a)	30,291	684,481
Halma PLC	107,535	5,117,360
Hammerson PLC REIT	125,008	554,868
Harbour Energy PLC	143,548	379,594
Hays PLC	418,592	316,984
Hikma Pharmaceuticals PLC	44,363	924,892
Hill & Smith PLC	21,216	610,683
Hilton Food Group PLC	51,760	350,884
Hiscox Ltd.	90,633	1,734,721
Hollywood Bowl Group PLC	38,461	142,522
Howden Joinery Group PLC	146,554	1,641,044
HSBC Holdings PLC	4,821,732	76,126,432
Hunting PLC	40,060	199,635
Ibstock PLC (a)(e)	111,679	209,698
ICG PLC	78,797	2,176,950
IG Group Holdings PLC	96,594	1,708,497
IMI PLC	69,091	2,312,119
Imperial Brands PLC	217,485	9,123,952
Inchcape PLC	95,889	991,821
Informa PLC	362,580	4,311,163
IntegraFin Holdings PLC	64,407	311,870
InterContinental Hotels Group PLC	39,190	5,513,727

See accompanying notes to financial statements.
167

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
International Consolidated Airlines Group SA	353,090	$1,969,347
Intertek Group PLC	43,990	2,737,146
Investec PLC	162,242	1,203,503
IP Group PLC (b)	238,094	187,665
ITV PLC	927,483	1,027,325
J D Wetherspoon PLC (a)	57,341	568,808
J Sainsbury PLC	466,283	2,038,315
JD Sports Fashion PLC	725,660	824,371
JET2 PLC	29,777	562,324
Johnson Matthey PLC	46,163	1,323,791
Johnson Service Group PLC	109,541	198,906
Jupiter Fund Management PLC	87,814	187,329
Just Group PLC	273,949	795,906
Kainos Group PLC	19,985	269,883
Keller Group PLC	18,468	413,841
Kier Group PLC	95,769	285,967
Kingfisher PLC	481,291	2,024,296
Lancashire Holdings Ltd.	64,356	554,863
Land Securities Group PLC REIT	195,317	1,634,063
Legal & General Group PLC	1,615,639	5,691,387
Lloyds Banking Group PLC	16,874,713	22,297,853
London Stock Exchange Group PLC	133,749	16,104,562
LondonMetric Property PLC REIT	622,686	1,588,820
M&G PLC	616,097	2,373,342
Man Group PLC	317,209	976,202
Marks & Spencer Group PLC	609,083	2,703,515
Marshalls PLC	52,469	127,456
Me Group International PLC	39,304	79,827
Melrose Industries PLC	349,155	2,763,308
Metro Bank Holdings PLC (b)	88,827	144,089
Mitchells & Butlers PLC (b)	71,296	250,770
Mitie Group PLC	312,065	698,452
Molten Ventures PLC (b)	37,066	251,522
MONY Group PLC	134,648	332,877
Moonpig Group PLC	77,622	211,943
Morgan Advanced Materials PLC	79,507	233,131
Morgan Sindall Group PLC	10,990	687,367
National Grid PLC	1,380,900	21,201,981
NatWest Group PLC	2,281,682	20,003,582
NCC Group PLC (a)	91,183	170,723
Next PLC	33,395	6,144,773
Ninety One PLC	69,121	201,004
Ocado Group PLC (a)(b)	159,178	505,281
OSB Group PLC	99,754	855,360
Oxford Instruments PLC	15,307	422,068
Oxford Nanopore Technologies PLC (b)	125,370	216,519
Pagegroup PLC	75,733	239,789
Paragon Banking Group PLC	50,256	577,615
Paratus Energy Services Ltd.	22,511	98,508
Pearson PLC	146,523	2,069,347
Pennon Group PLC	124,477	883,181
Security Description	Shares	Value
Persimmon PLC	94,136	$1,720,100
Pets at Home Group PLC	115,550	307,733
Phoenix Group Holdings PLC	184,913	1,833,045
Playtech PLC	65,259	248,847
Polar Capital Holdings PLC	18,095	129,482
Premier Foods PLC	172,484	400,431
Primary Health Properties PLC REIT	744,668	980,581
QinetiQ Group PLC	134,278	797,576
Quilter PLC (e)	370,321	911,523
Raspberry PI Holdings PLC (b)	21,011	84,839
Rathbones Group PLC	14,419	374,309
Reckitt Benckiser Group PLC	191,342	15,447,016
RELX PLC	517,007	21,001,082
Renew Holdings PLC	16,446	197,095
Renishaw PLC	8,997	424,760
Rentokil Initial PLC	715,506	4,306,700
Rightmove PLC	248,750	1,738,483
Rolls-Royce Holdings PLC	2,350,186	36,352,843
Rotork PLC	224,205	981,299
RS Group PLC	125,026	1,049,357
Safestore Holdings PLC REIT	57,625	570,462
Sage Group PLC	285,743	4,162,386
Savills PLC	36,289	486,153
Schroders PLC	212,585	1,163,765
Segro PLC REIT	375,087	3,634,495
Senior PLC	110,719	290,101
Serco Group PLC	275,319	1,033,927
Serica Energy PLC	48,012	112,883
Severn Trent PLC	76,672	2,876,230
Shaftesbury Capital PLC REIT	369,994	721,607
SigmaRoc PLC (b)	215,301	369,518
Smith & Nephew PLC	248,121	4,133,309
Smiths Group PLC	92,489	2,925,942
Softcat PLC	53,410	1,017,960
Spirax Group PLC	20,851	1,912,712
Spire Healthcare Group PLC (e)	64,329	144,498
SSE PLC	329,283	9,650,834
SSP Group PLC	210,596	583,520
St. James's Place PLC	151,400	2,819,403
Standard Chartered PLC	556,643	13,641,541
Subsea 7 SA	59,317	1,194,943
Supermarket Income REIT PLC	385,678	422,786
Target Healthcare REIT PLC	132,171	173,510
Tate & Lyle PLC	95,117	479,508
Taylor Wimpey PLC	1,064,602	1,539,338
Telecom Plus PLC	28,411	518,949
Tesco PLC	1,849,464	10,990,309
THG PLC (a)(b)	181,987	111,963
TP ICAP Group PLC	200,101	698,433
Trainline PLC (b)(e)	133,185	394,826
Travis Perkins PLC	34,259	292,839
Tritax Big Box REIT PLC	595,177	1,218,426
Trustpilot Group PLC (b)(e)	87,561	193,620
Unilever PLC	617,308	40,348,909
UNITE Group PLC REIT	104,354	785,322

See accompanying notes to financial statements.
168

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
United Utilities Group PLC	193,016	$3,099,816
Vesuvius PLC	56,198	299,938
Victrex PLC	20,054	176,677
Vistry Group PLC (b)	88,388	762,536
Vodafone Group PLC	5,485,653	7,295,837
Volex PLC	21,261	119,536
Volution Group PLC	58,319	505,951
Watches of Switzerland Group PLC (b)(e)	60,025	382,692
Weir Group PLC	73,536	2,814,966
WH Smith PLC	34,479	296,342
Whitbread PLC	59,087	2,026,611
Wise PLC Class A (b)	202,234	2,423,652
Workspace Group PLC REIT	89,405	479,814
WPP PLC	290,648	1,319,409
XPS Pensions Group PLC	49,990	227,940
Yellow Cake PLC (b)(e)	57,194	455,418
Young & Co.'s Brewery PLC Class A	7,261	72,271
Zigup PLC	49,668	256,201
		759,085,414
UNITED STATES — 5.2%
Acerinox SA	65,426	972,789
Aegon Ltd.	374,527	2,920,693
Alcon AG	140,771	11,243,911
AP Moller - Maersk AS Class A	775	1,784,074
AP Moller - Maersk AS Class B	1,370	3,153,783
Aura Minerals, Inc.	9,300	468,859
BeOne Medicines Ltd. Class H (b)	239,500	5,517,100
Bitdeer Technologies Group Class A (a)(b)	24,900	279,129
BP PLC	4,381,616	25,507,029
BRP, Inc. (a)	9,067	641,950
Buzzi SpA	23,065	1,408,612
Carnival PLC (b)	36,282	1,106,809
CyberArk Software Ltd. (b)	13,483	6,014,227
Diversified Energy Co.	15,037	217,424
Eagle Hospitality Trust REIT (a)(b)(d)	112,600	—
Energy Fuels, Inc. (b)	64,700	938,345
Experian PLC	258,435	11,690,054
Ferrovial SE	145,955	9,486,213
Fiverr International Ltd. (b)	7,900	156,104
GCC SAB de CV (a)	46,700	474,338
GFL Environmental, Inc.	62,100	2,671,104
GSK PLC	1,156,813	28,388,689
Haleon PLC	2,531,082	12,759,807
Holcim AG	143,726	14,106,827
Inmode Ltd. (b)	17,500	257,075
JBS NV Class A (b)	104,000	1,499,680
JS Global Lifestyle Co. Ltd. (b)(e)	278,500	69,057
Legend Biotech Corp. ADR (b)	22,300	484,802
Monday.com Ltd. (b)	11,655	1,719,812
Nestle SA	737,231	73,271,782
Security Description	Shares	Value
Novartis AG	538,513	$74,497,980
PolyPeptide Group AG (a)(b)(e)	3,447	113,558
Qiagen NV	70,381	3,211,716
QUALCOMM, Inc.	—	64
Reliance Worldwide Corp. Ltd.	219,021	563,769
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	4,361	163,068
Riskified Ltd. Class A (b)	40,700	202,279
Roche Holding AG	199,002	82,439,200
Roche Holding AG Bearer Shares	9,060	3,833,275
Sanofi SA	312,988	30,406,956
Schneider Electric SE	153,298	42,291,612
Shell PLC	1,621,113	59,745,081
Signify NV (e)	38,351	944,067
Sims Ltd.	53,199	638,209
Sinch AB (a)(b)(e)	160,520	547,963
Spotify Technology SA (b)	44,060	25,586,083
Stellantis NV	565,012	6,278,118
Swiss Re AG	84,165	14,113,374
Tenaris SA	123,860	2,401,667
Titan SA	12,284	757,415
Vobile Group Ltd. (b)	586,000	309,431
		568,265,755
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	200,800	5,390,801
TOTAL COMMON STOCKS (Cost $7,569,488,082)		10,913,672,143
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 7.87%	57,300	548,139
Axia Energia Class C, Preference Shares (b)	114,996	1,030,814
Localiza Rent a Car SA , Preference Shares (b)	9,365	70,924
		1,649,877
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 7.56%	89,644	1,419,546
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (b)	249,516	27,761
JAPAN — 0.0% *
Ito En Ltd. Preference Shares 3.19%	17,800	206,680
TOTAL PREFERRED STOCKS (Cost $2,045,534)		3,303,864
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 02/02/26) (b)	1,176	859

See accompanying notes to financial statements.
169

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Smartfit Escola de Ginastica e Danca SA (expiring 01/06/26) (b)	5,773	$3,150
		4,009
SINGAPORE — 0.0% *
Keppel REIT (expiring 01/09/26) REIT (b)	177,527	2,071
TOTAL RIGHTS (Cost $0)		6,080
WARRANTS — 0.0% *
AUSTRALIA — 0.0% *
Magellan Financial Group Ltd. (expiring 04/16/27) (b)	2,771	44
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	1,099	3,408
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b)(d)	4,200	—
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a)(b)	5,391	11,421
Webuild SpA (expiring 08/02/30) (a)(b)(d)	2,371	—
		11,421
MALAYSIA — 0.0% *
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	1,716
Scientex Bhd. (expiring 01/14/26) (b)	4,960	6
Supermax Corp. Bhd. (expiring 03/01/30) (b)	24,016	592
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	56,050	2,003
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	109
YTL Corp. Bhd. (expiring 06/02/28) (b)	149,220	19,857
YTL Power International Bhd. (expiring 06/02/28) (b)	164,440	34,849
		59,132
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (b)	112,725	2,242
THAILAND — 0.0% *
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	79
VGI PCL (expiring 05/23/27) (b)	223,290	142
		221
TOTAL WARRANTS (Cost $952)		76,468
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f)(g)	130,669,371	$130,669,371
State Street Navigator Securities Lending Portfolio II (h)(i)	233,251,908	233,251,908
TOTAL SHORT-TERM INVESTMENTS (Cost $363,921,279)		363,921,279
TOTAL INVESTMENTS — 103.6% (Cost $7,935,455,847)		11,280,979,834
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(387,737,119)
NET ASSETS — 100.0%		$10,893,242,715
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $534,306, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
170

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	419	03/20/2026	$29,080,925	$29,568,830	$487,905
MSCI EAFE Index (long)	68	03/20/2026	9,791,900	9,867,140	75,240
S&P/TSX 60 Index (long)	22	03/19/2026	5,949,887	5,976,553	26,666
					$589,811

During the year ended December 31, 2025, the average notional value related to futures contracts was $196,155,465.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,872,930,917	$40,206,920	$534,306	$10,913,672,143
Preferred Stocks	3,276,103	27,761	—	3,303,864
Rights	3,150	2,930	—	6,080
Warrants	18,354	58,114	0(a)	76,468
Short-Term Investments	363,921,279	—	—	363,921,279
TOTAL INVESTMENTS	$11,240,149,803	$40,295,725	$534,306	$11,280,979,834
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$589,811	$—	$—	$589,811
TOTAL OTHER FINANCIAL INSTRUMENTS:	$589,811	$—	$—	$589,811
(a)	The Portfolio held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	213,933,446	$213,933,446	$1,883,997,003	$1,967,261,078	$—	$—	130,669,371	$130,669,371	$6,352,365
State Street Navigator Securities Lending Portfolio II	146,825,909	146,825,909	1,200,142,948	1,113,716,949	—	—	233,251,908	233,251,908	1,227,019
Total		$360,759,355	$3,084,139,951	$3,080,978,027	$—	$—		$363,921,279	$7,579,384
See accompanying notes to financial statements.
171

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SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 2.9%
AAR Corp. (a)	12,841	$1,063,106
AeroVironment, Inc. (a)	12,365	2,990,970
AerSale Corp. (a)(b)	11,100	78,921
AIRO Group Holdings, Inc. (a)	2,200	17,996
Archer Aviation, Inc. Class A (a)(b)	207,100	1,557,392
Astronics Corp. (a)	10,068	546,088
ATI, Inc. (a)	44,937	5,156,970
BWX Technologies, Inc.	30,408	5,255,719
Byrna Technologies, Inc. (a)(b)	6,400	107,456
Cadre Holdings, Inc. (b)	9,400	383,896
Carpenter Technology Corp.	16,024	5,044,996
Curtiss-Wright Corp.	12,546	6,916,233
Ducommun, Inc. (a)	4,700	447,111
Eve Holding, Inc. (a)(b)	31,919	127,357
Firefly Aerospace, Inc. (a)	7,200	161,064
HEICO Corp.	14,208	4,597,567
HEICO Corp. Class A	25,324	6,392,537
Hexcel Corp.	26,385	1,949,851
Intuitive Machines, Inc. (a)(b)	35,800	581,034
Karman Holdings, Inc. (a)(b)	17,100	1,251,207
Kratos Defense & Security Solutions, Inc. (a)	54,348	4,125,557
Leonardo DRS, Inc.	25,400	865,886
Loar Holdings, Inc. (a)(b)	14,300	972,400
Mercury Systems, Inc. (a)	17,200	1,255,772
Moog, Inc. Class A	9,321	2,270,130
National Presto Industries, Inc. (b)	1,690	180,424
Park Aerospace Corp.	5,700	121,638
Redwire Corp. (a)(b)	24,200	183,920
Rocket Lab Corp. (a)	139,400	9,724,544
Satellogic, Inc. Class A (a)(b)	30,400	56,848
StandardAero, Inc. (a)	47,500	1,362,300
V2X, Inc. (a)	7,500	409,125
Voyager Technologies, Inc. Class A (a)(b)	4,400	115,016
VSE Corp. (b)	7,580	1,309,597
Woodward, Inc.	19,927	6,024,331
		73,604,959
AIR FREIGHT & LOGISTICS — 0.1%
Arrive AI, Inc. (a)	2,400	6,312
Forward Air Corp. (a)(b)	7,251	181,275
GXO Logistics, Inc. (a)	37,293	1,963,104
Hub Group, Inc. Class A	19,434	828,083
Radiant Logistics, Inc. (a)	10,753	68,066
		3,046,840
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	38,300	1,926,490
Allegiant Travel Co. (a)	4,950	422,086
American Airlines Group, Inc. (a)	217,300	3,331,209
Frontier Group Holdings, Inc. (a)(b)	30,000	141,300
Security Description	Shares	Value
JetBlue Airways Corp. (a)(b)	101,336	$461,079
Joby Aviation, Inc. (a)(b)	159,728	2,108,410
SkyWest, Inc. (a)	13,303	1,335,754
Strata Critical Medical, Inc. (a)(b)	22,700	109,187
Sun Country Airlines Holdings, Inc. (a)(b)	15,800	227,362
		10,062,877
AUTO COMPONENTS — 0.7%
Adient PLC (a)	27,900	534,843
American Axle & Manufacturing Holdings, Inc. (a)(b)	36,750	235,568
BorgWarner, Inc.	71,100	3,203,766
Cooper-Standard Holdings, Inc. (a)(b)	5,300	173,999
Dana, Inc.	39,042	927,638
Dorman Products, Inc. (a)(b)	9,027	1,112,036
Fox Factory Holding Corp. (a)	13,197	225,801
Garrett Motion, Inc.	52,100	908,103
Gentex Corp.	73,981	1,721,538
Gentherm, Inc. (a)	9,585	348,606
Goodyear Tire & Rubber Co. (a)	90,016	788,540
Holley, Inc. (a)(b)	24,300	100,359
LCI Industries (b)	7,913	960,163
Lear Corp. (b)	17,524	2,008,250
Motorcar Parts of America, Inc. (a)(b)	4,200	51,828
Patrick Industries, Inc. (b)	10,591	1,148,382
Phinia, Inc.	12,400	777,356
QuantumScape Corp. (a)(b)	151,901	1,582,808
Solid Power, Inc. (a)	51,100	217,175
Standard Motor Products, Inc.	6,643	244,795
Strattec Security Corp. (a)(b)	1,200	91,368
Visteon Corp.	8,758	832,886
XPEL, Inc. (a)(b)	8,400	419,244
		18,615,052
AUTOMOBILES — 0.3%
Faraday Future Intelligent Electric, Inc. (a)(b)	47,800	48,756
Harley-Davidson, Inc. (b)	36,301	743,807
Livewire Group, Inc. (a)	11,248	49,716
Lucid Group, Inc. (a)(b)	41,749	441,287
Rivian Automotive, Inc. Class A (a)(b)	264,900	5,221,179
Thor Industries, Inc. (b)	16,801	1,724,959
Winnebago Industries, Inc.	9,300	376,836
		8,606,540
BANKS — 6.6%
1st Source Corp.	6,020	376,190
ACNB Corp.	3,300	159,555
Amalgamated Financial Corp.	7,700	246,631
Amerant Bancorp, Inc.	11,800	230,218
Ameris Bancorp	21,759	1,616,041
Ames National Corp. (b)	3,022	69,385
Arrow Financial Corp. (b)	5,265	165,321
Associated Banc-Corp.	54,304	1,398,871

See accompanying notes to financial statements.
172

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Atlantic Union Bankshares Corp. (b)	47,079	$1,661,889
Avidbank Holdings, Inc. (a)	1,100	29,216
Axos Financial, Inc. (a)	18,032	1,553,637
Banc of California, Inc.	42,751	824,667
BancFirst Corp.	6,852	726,449
Bancorp, Inc. (a)	13,978	943,795
Bank First Corp.	3,000	365,460
Bank of Hawaii Corp.	12,826	876,914
Bank of Marin Bancorp (b)	5,044	131,194
Bank of NT Butterfield & Son Ltd.	13,796	687,317
Bank OZK	35,544	1,635,735
Bank7 Corp.	1,400	57,372
BankFinancial Corp. (b)	3,600	43,200
BankUnited, Inc.	24,927	1,110,996
Bankwell Financial Group, Inc.	2,342	107,310
Banner Corp.	11,300	708,058
Bar Harbor Bankshares	5,480	170,154
BayCom Corp. (b)	3,400	99,960
BCB Bancorp, Inc. (b)	4,700	37,929
Beacon Financial Corp.	27,785	732,690
Blue Foundry Bancorp (a)(b)	7,091	88,141
Blue Ridge Bankshares, Inc. (b)	23,300	99,491
BOK Financial Corp. (b)	7,408	877,552
Bridgewater Bancshares, Inc. (a)	7,076	124,042
Burke & Herbert Financial Services Corp.	4,375	272,606
Business First Bancshares, Inc. (b)	9,100	237,874
BV Financial, Inc. (a)(b)	2,800	50,792
Byline Bancorp, Inc.	10,000	291,500
C&F Financial Corp.	1,000	72,590
Cadence Bank	61,034	2,614,697
California BanCorp (b)	7,952	148,464
Camden National Corp.	5,502	238,677
Capital Bancorp, Inc.	3,800	107,046
Capital City Bank Group, Inc.	4,505	191,778
Capitol Federal Financial, Inc.	39,300	267,633
Carter Bankshares, Inc. (a)	7,300	143,518
Cathay General Bancorp	21,809	1,055,338
CB Financial Services, Inc. (b)	1,600	55,776
Central Pacific Financial Corp.	8,454	263,427
CF Bankshares, Inc.	1,300	32,435
Chain Bridge Bancorp, Inc. Class A (a)	900	31,176
Chemung Financial Corp.	1,337	74,605
ChoiceOne Financial Services, Inc. (b)	4,600	135,792
Citizens & Northern Corp.	5,851	118,015
Citizens Community Bancorp, Inc.	3,800	67,716
Citizens Financial Services, Inc.	1,426	81,311
City Holding Co.	4,595	547,724
Civista Bancshares, Inc.	6,200	137,764
CNB Financial Corp.	9,678	253,273
Coastal Financial Corp. (a)	4,213	482,768
Security Description	Shares	Value
CoastalSouth Bancshares, Inc. (a)	1,900	$44,175
Colony Bankcorp, Inc.	5,346	95,266
Columbia Banking System, Inc.	99,124	2,770,516
Columbia Financial, Inc. (a)(b)	8,600	133,644
Comerica, Inc.	42,600	3,703,218
Commerce Bancshares, Inc.	43,259	2,264,166
Commercial Bancgroup, Inc. (a)	2,400	58,944
Community Financial System, Inc.	17,539	1,007,440
Community Trust Bancorp, Inc.	5,303	299,619
Community West Bancshares	5,400	121,500
ConnectOne Bancorp, Inc. (b)	15,578	408,455
Cullen/Frost Bankers, Inc.	19,872	2,516,391
Customers Bancorp, Inc. (a)	10,502	767,906
CVB Financial Corp.	42,700	794,220
Dime Community Bancshares, Inc.	12,740	383,347
Eagle Bancorp Montana, Inc. (b)	2,300	45,770
Eagle Bancorp, Inc. (b)	9,000	192,780
Eagle Financial Services, Inc.	1,500	59,692
East West Bancorp, Inc.	45,532	5,117,341
Eastern Bankshares, Inc.	72,607	1,338,147
ECB Bancorp, Inc. (a)	2,600	45,214
Enterprise Financial Services Corp.	11,914	643,356
Equity Bancshares, Inc. Class A	5,100	227,715
Esquire Financial Holdings, Inc.	2,400	244,968
Farmers & Merchants Bancorp, Inc.	4,100	101,352
Farmers National Banc Corp.	11,666	155,391
FB Bancorp, Inc. (a)(b)	5,800	74,530
FB Financial Corp.	13,543	755,699
Fidelity D&D Bancorp, Inc.	1,700	74,001
Financial Institutions, Inc.	6,480	201,982
Finward Bancorp	1,200	42,228
Finwise Bancorp (a)	3,300	59,202
First BanCorp	52,200	1,082,106
First Bancorp, Inc.	3,400	89,896
First Bancorp/Southern Pines NC (b)	13,314	676,218
First Bank	6,600	108,636
First Busey Corp.	27,516	654,606
First Business Financial Services, Inc.	2,546	138,248
First Capital, Inc. (b)	1,100	65,120
First Citizens BancShares, Inc. Class A	3,048	6,541,557
First Commonwealth Financial Corp.	34,306	578,399
First Community Bankshares, Inc.	5,400	182,142
First Community Corp.	2,400	71,160
First Financial Bancorp	31,191	780,399
First Financial Bankshares, Inc.	43,869	1,310,367
First Financial Corp.	3,700	223,554
First Foundation, Inc. (a)	19,750	121,660

See accompanying notes to financial statements.
173

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
First Hawaiian, Inc.	41,600	$1,052,480
First Horizon Corp.	167,364	4,000,000
First Internet Bancorp	2,600	54,262
First Interstate BancSystem, Inc. Class A (b)	29,432	1,018,347
First Merchants Corp.	18,820	705,374
First Mid Bancshares, Inc.	7,100	276,900
First National Corp.	2,700	68,148
First Savings Financial Group, Inc.	1,800	57,348
First United Corp.	2,000	74,880
First Western Financial, Inc. (a)	2,500	67,025
Firstsun Capital Bancorp (a)(b)	4,300	161,830
Five Star Bancorp	5,366	191,995
Flagstar Bank NA	99,274	1,249,860
Flushing Financial Corp.	10,700	162,319
FNB Corp.	117,839	2,015,047
Franklin Financial Services Corp.	1,400	70,280
FS Bancorp, Inc.	2,100	86,457
Fulton Financial Corp.	60,292	1,165,444
FVCBankcorp, Inc.	5,324	74,057
GBank Financial Holdings, Inc. (a)(b)	3,100	105,059
German American Bancorp, Inc.	12,025	471,139
Glacier Bancorp, Inc.	41,973	1,848,911
Great Southern Bancorp, Inc.	2,768	170,398
Greene County Bancorp, Inc.	2,200	48,906
Hancock Whitney Corp.	27,620	1,758,842
Hanmi Financial Corp.	9,600	259,488
Hanover Bancorp, Inc.	1,700	39,287
Hawthorn Bancshares, Inc.	2,000	69,760
HBT Financial, Inc.	4,000	103,400
Heritage Commerce Corp.	20,066	240,993
Heritage Financial Corp.	11,300	267,245
Hilltop Holdings, Inc.	14,300	485,342
Hingham Institution For Savings	568	161,289
Home Bancorp, Inc.	2,273	131,379
Home BancShares, Inc.	61,452	1,707,137
HomeTrust Bancshares, Inc. (b)	5,109	219,380
Hope Bancorp, Inc.	39,121	428,766
Horizon Bancorp, Inc.	16,940	287,302
Independent Bank Corp. (c)	16,671	1,218,317
Independent Bank Corp. (c)	6,718	218,537
International Bancshares Corp.	17,750	1,179,310
Investar Holding Corp.	2,800	74,816
John Marshall Bancorp, Inc. (b)	4,000	79,960
Kearny Financial Corp.	17,151	127,089
Lakeland Financial Corp.	8,328	475,196
Landmark Bancorp, Inc. (b)	1,674	43,842
LCNB Corp.	4,100	67,199
LINKBANCORP, Inc.	7,100	58,646
Live Oak Bancshares, Inc.	11,590	398,116
MainStreet Bancshares, Inc. (b)	2,400	48,864
Mechanics Bancorp Class A (b)	15,974	233,700
Mercantile Bank Corp.	5,300	254,930
Meridian Corp.	3,300	58,014
Security Description	Shares	Value
Metrocity Bankshares, Inc. (b)	6,700	$177,818
Metropolitan Bank Holding Corp.	2,900	221,444
Mid Penn Bancorp, Inc.	6,326	196,233
Middlefield Banc Corp.	2,300	79,442
Midland States Bancorp, Inc.	6,502	137,647
MidWestOne Financial Group, Inc.	5,551	213,713
MVB Financial Corp.	3,773	97,457
National Bank Holdings Corp. Class A	12,448	473,148
National Bankshares, Inc. (b)	2,200	73,766
NB Bancorp, Inc. (b)	13,315	263,903
NBT Bancorp, Inc.	16,800	697,536
Nicolet Bankshares, Inc.	4,316	523,531
Northeast Bank	2,600	270,218
Northeast Community Bancorp, Inc.	4,000	90,440
Northfield Bancorp, Inc.	12,180	139,217
Northpointe Bancshares, Inc.	6,700	112,426
Northrim BanCorp, Inc.	7,300	194,253
Northwest Bancshares, Inc.	47,339	568,068
Norwood Financial Corp. (b)	3,018	84,655
NU Holdings Ltd. Class A (a)	1,126,418	18,856,237
Oak Valley Bancorp	2,301	69,168
OceanFirst Financial Corp.	18,307	328,611
OFG Bancorp	14,500	594,210
Ohio Valley Banc Corp. (b)	1,200	47,976
Old National Bancorp	114,254	2,549,007
Old Second Bancorp, Inc.	16,635	324,382
OP Bancorp (b)	4,200	59,304
Orange County Bancorp, Inc.	4,000	114,200
Origin Bancorp, Inc.	9,800	368,578
Orrstown Financial Services, Inc.	6,300	223,146
Park National Corp.	4,917	748,269
Parke Bancorp, Inc.	3,297	82,557
Pathward Financial, Inc.	7,743	549,753
Patria Investments Ltd. Class A (b)	22,000	349,580
Patriot National Bancorp, Inc. (a)(b)	21,200	38,584
PCB Bancorp	3,800	82,270
Peapack-Gladstone Financial Corp.	5,300	147,605
Peoples Bancorp of North Carolina, Inc.	1,300	47,060
Peoples Bancorp, Inc.	11,214	336,756
Peoples Financial Services Corp. (b)	2,939	143,159
Pinnacle Financial Partners, Inc.	25,604	2,442,878
Pioneer Bancorp, Inc. (a)(b)	4,019	54,176
Plumas Bancorp	2,200	98,318
Ponce Financial Group, Inc. (a)(b)	6,300	103,005
Popular, Inc.	22,110	2,753,137
Preferred Bank (b)	3,877	366,105
Primis Financial Corp.	7,169	99,721
Princeton Bancorp, Inc.	1,700	58,973

See accompanying notes to financial statements.
174

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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Prosperity Bancshares, Inc.	30,509	$2,108,477
Provident Financial Services, Inc.	42,556	840,481
QCR Holdings, Inc.	5,320	443,156
RBB Bancorp	5,300	109,392
Red River Bancshares, Inc.	1,700	121,431
Renasant Corp.	30,832	1,085,903
Republic Bancorp, Inc. Class A	2,708	186,825
Rhinebeck Bancorp, Inc. (a)	1,700	20,434
Richmond Mutual BanCorp, Inc. (b)	3,100	43,524
Riverview Bancorp, Inc.	7,200	36,144
S&T Bancorp, Inc.	12,561	494,275
SB Financial Group, Inc.	2,100	46,767
Seacoast Banking Corp. of Florida	28,491	895,187
ServisFirst Bancshares, Inc.	16,930	1,215,405
Shore Bancshares, Inc.	9,925	175,474
Sierra Bancorp	4,118	134,576
Simmons First National Corp. Class A	46,739	881,030
SmartFinancial, Inc.	4,702	173,927
Sound Financial Bancorp, Inc. (b)	700	30,541
South Plains Financial, Inc.	4,221	163,775
Southern First Bancshares, Inc. (a)	2,500	128,800
Southern Missouri Bancorp, Inc.	3,100	183,272
Southside Bancshares, Inc.	9,155	278,220
Southstate Bank Corp.	33,389	3,142,239
SR Bancorp, Inc. (b)	2,500	39,350
Stellar Bancorp, Inc.	15,498	479,508
Sterling Bancorp, Inc. (a)(b)(d)	6,689	—
Stock Yards Bancorp, Inc.	8,600	558,570
Synovus Financial Corp.	46,248	2,314,712
Texas Capital Bancshares, Inc. (a)	14,728	1,333,473
TFS Financial Corp. (b)	18,817	251,771
Third Coast Bancshares, Inc. (a)	4,400	167,244
Timberland Bancorp, Inc.	2,388	85,490
Tompkins Financial Corp.	4,381	317,710
Towne Bank	23,990	800,546
TriCo Bancshares	9,972	472,374
Triumph Financial, Inc. (a)(b)	7,621	477,303
TrustCo Bank Corp.	6,219	257,031
Trustmark Corp.	18,396	716,524
UMB Financial Corp.	23,733	2,730,244
Union Bankshares, Inc. (b)	1,400	33,222
United Bankshares, Inc.	45,305	1,739,712
United Community Banks, Inc.	40,440	1,262,537
United Security Bancshares	5,100	51,357
Unity Bancorp, Inc.	2,295	118,697
Univest Financial Corp.	9,240	302,518
USCB Financial Holdings, Inc.	4,383	80,735
Valley National Bancorp	158,068	1,846,234
Virginia National Bankshares Corp. (b)	1,435	57,185
Security Description	Shares	Value
WaFd, Inc.	25,324	$811,128
Washington Trust Bancorp, Inc. (b)	6,023	177,980
Webster Financial Corp.	54,841	3,451,693
WesBanco, Inc.	30,859	1,025,766
West BanCorp, Inc.	5,200	115,388
Westamerica BanCorp	7,885	377,140
Western Alliance Bancorp	36,083	3,033,498
Western New England Bancorp, Inc. (b)	6,000	75,720
Wintrust Financial Corp.	22,012	3,077,718
WSFS Financial Corp.	18,224	1,006,694
Zions Bancorp NA	48,300	2,827,482
		171,259,679
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,616	510,460
Celsius Holdings, Inc. (a)	54,900	2,511,126
Coca-Cola Consolidated, Inc.	18,920	2,900,436
MGP Ingredients, Inc. (b)	4,500	109,350
National Beverage Corp. (a)	7,994	254,929
Primo Brands Corp. (b)	86,400	1,412,640
Vita Coco Co., Inc. (a)	15,600	826,956
Zevia PBC Class A (a)(b)	18,900	43,848
		8,569,745
BIOTECHNOLOGY — 6.7%
4D Molecular Therapeutics, Inc. (a)(b)	12,500	93,750
Abeona Therapeutics, Inc. (a)(b)	14,100	74,307
Absci Corp. (a)(b)	44,100	153,909
ACADIA Pharmaceuticals, Inc. (a)	41,089	1,097,487
Actuate Therapeutics, Inc. (a)	2,700	16,524
ADC Therapeutics SA (a)	28,300	99,899
ADMA Biologics, Inc. (a)	76,485	1,395,086
Aduro Biotech, Inc. 1.00%(a)(d)	2,090	—
Agios Pharmaceuticals, Inc. (a)	19,004	517,289
Akebia Therapeutics, Inc. (a)(b)	87,300	140,553
Akero Therapeutics, Inc. (a)	22,200	14,430
Aldeyra Therapeutics, Inc. (a)(b)	18,700	96,866
Alector, Inc. (a)(b)	23,335	36,403
Alkermes PLC (a)	53,562	1,498,665
Allogene Therapeutics, Inc. (a)(b)	51,531	70,597
Alnylam Pharmaceuticals, Inc. (a)	42,680	16,971,702
Altimmune, Inc. (a)(b)	29,100	105,051
Amicus Therapeutics, Inc. (a)	98,441	1,401,800
AnaptysBio, Inc. (a)	6,114	296,407
Anavex Life Sciences Corp. (a)(b)	26,100	92,916
Anika Therapeutics, Inc. (a)	3,947	37,931
Annexon, Inc. (a)	34,000	170,680
Apellis Pharmaceuticals, Inc. (a)(b)	36,600	919,392
Apogee Therapeutics, Inc. (a)(b)	12,600	951,048

See accompanying notes to financial statements.
175

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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Arbutus Biopharma Corp. (a)(b)	48,200	$231,842
Arcellx, Inc. (a)	11,200	730,240
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,035	49,255
Arcus Biosciences, Inc. (a)	25,695	612,312
Arcutis Biotherapeutics, Inc. (a)	36,000	1,045,440
Ardelyx, Inc. (a)(b)	78,300	456,489
ArriVent Biopharma, Inc. (a)(b)	9,600	193,152
Arrowhead Pharmaceuticals, Inc. (a)(b)	43,761	2,905,293
ARS Pharmaceuticals, Inc. (a)(b)	20,200	235,330
Astria Therapeutics, Inc. (a)	13,600	178,024
aTyr Pharma, Inc. (a)(b)	23,700	18,559
Aura Biosciences, Inc. (a)(b)	17,900	97,555
Aurinia Pharmaceuticals, Inc. (a)	38,900	620,455
Avidity Biosciences, Inc. (a)(b)	38,200	2,755,366
Avita Medical, Inc. (a)(b)	4,000	13,800
Beam Therapeutics, Inc. (a)(b)	31,800	881,496
Benitec Biopharma, Inc. (a)	5,300	71,391
Bicara Therapeutics, Inc. (a)	10,400	175,032
BioCryst Pharmaceuticals, Inc. (a)	68,030	530,634
Biohaven Ltd. (a)	30,800	347,732
BioMarin Pharmaceutical, Inc. (a)	63,227	3,757,581
Bridgebio Pharma, Inc. (a)	52,294	3,999,968
Bright Minds Biosciences, Inc. (a)	1,700	132,668
Candel Therapeutics, Inc. (a)(b)	13,400	75,710
Capricor Therapeutics, Inc. (a)	12,600	363,636
Cardiff Oncology, Inc. (a)(b)	19,700	55,357
CareDx, Inc. (a)	18,148	341,908
Caris Life Sciences, Inc. (a)	7,600	205,048
Cartesian Therapeutics, Inc. (a)(b)	3,190	23,000
Catalyst Pharmaceuticals, Inc. (a)	38,487	898,287
Celcuity, Inc. (a)(b)	10,600	1,057,244
Celldex Therapeutics, Inc. (a)(b)	22,000	597,520
CG oncology, Inc. (a)	18,400	763,968
Chinook Therapeutics, Inc. (a)(d)	17,090	—
Cidara Therapeutics, Inc. (a)	6,500	1,435,785
Cogent Biosciences, Inc. (a)	45,900	1,630,368
Coherus Oncology, Inc. (a)(b)	37,817	53,700
Compass Therapeutics, Inc. (a)(b)	43,000	230,910
Corvus Pharmaceuticals, Inc. (a)	19,900	153,230
CRISPR Therapeutics AG (a)	28,800	1,510,272
Cullinan Therapeutics, Inc. (a)(b)	18,100	187,335
Cytokinetics, Inc. (a)(b)	38,096	2,420,620
Day One Biopharmaceuticals, Inc. (a)(b)	25,700	239,524
Denali Therapeutics, Inc. (a)	43,632	720,364
Design Therapeutics, Inc. (a)	7,700	72,226
DiaMedica Therapeutics, Inc. (a)(b)	11,200	89,152
Dianthus Therapeutics, Inc. (a)	8,000	329,680
Security Description	Shares	Value
Disc Medicine, Inc. (a)	8,100	$643,221
Dynavax Technologies Corp. (a)	32,738	503,510
Dyne Therapeutics, Inc. (a)	40,700	796,092
Editas Medicine, Inc. (a)(b)	32,539	66,705
Eledon Pharmaceuticals, Inc. (a)(b)	15,700	23,707
Emergent BioSolutions, Inc. (a)	17,600	217,536
Enanta Pharmaceuticals, Inc. (a)	8,900	140,353
Entrada Therapeutics, Inc. (a)(b)	10,240	105,267
Erasca, Inc. (a)(b)	58,400	217,248
Exact Sciences Corp. (a)	62,729	6,370,757
Exelixis, Inc. (a)	87,784	3,847,573
Fate Therapeutics, Inc. (a)(b)	37,789	37,131
Fennec Pharmaceuticals, Inc. (a)	8,200	63,140
Foghorn Therapeutics, Inc. (a)(b)	9,700	52,380
Geron Corp. (a)(b)	186,183	245,762
Gossamer Bio, Inc. (a)(b)	64,400	199,640
GRAIL, Inc. (a)	11,583	991,389
Greenwich Lifesciences, Inc. (a)(b)	1,700	35,717
Gtx, Inc. CVR (a)(b)	85	161
Gyre Therapeutics, Inc. (a)	4,800	33,888
Halozyme Therapeutics, Inc. (a)	38,758	2,608,413
Heron Therapeutics, Inc. (a)(b)	48,817	63,462
Humacyte, Inc. (a)(b)	54,700	52,539
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)(b)	26,900	929,933
ImmunityBio, Inc. (a)(b)	96,600	191,268
Immunome, Inc. (a)(b)	30,800	661,584
Immunovant, Inc. (a)(b)	22,900	582,118
Inhibikase Therapeutics, Inc. (a)(b)	18,300	37,515
Inhibrx Biosciences, Inc. (a)(b)	2,900	229,100
Inmune Bio, Inc. (a)(b)	4,900	7,644
Insmed, Inc. (a)	70,566	12,281,307
Intellia Therapeutics, Inc. (a)(b)	33,700	302,963
Ionis Pharmaceuticals, Inc. (a)	53,321	4,218,224
Iovance Biotherapeutics, Inc. (a)(b)	100,900	275,457
Ironwood Pharmaceuticals, Inc. (a)(b)	54,778	184,602
Jade Biosciences, Inc.	15,191	234,397
Janux Therapeutics, Inc. (a)	13,900	191,820
KalVista Pharmaceuticals, Inc. (a)(b)	12,300	198,645
Keros Therapeutics, Inc. (a)	10,090	205,432
Kodiak Sciences, Inc. (a)(b)	11,035	308,539
Korro Bio, Inc. (a)(b)	2,200	17,622
Krystal Biotech, Inc. (a)	8,167	2,013,492
Kura Oncology, Inc. (a)	27,600	286,764
Kymera Therapeutics, Inc. (a)(b)	18,500	1,439,485
Larimar Therapeutics, Inc. (a)(b)	15,400	58,674
Lexeo Therapeutics, Inc. (a)(b)	20,900	207,537
Madrigal Pharmaceuticals, Inc. (a)	6,113	3,559,844
MannKind Corp. (a)	99,000	561,330
MapLight Therapeutics, Inc. (a)	5,600	98,364

See accompanying notes to financial statements.
176

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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
MeiraGTx Holdings PLC (a)(b)	15,200	$120,840
Merrimack Pharmaceuticals, Inc. (a)(d)	3,300	—
MiMedx Group, Inc. (a)	37,700	255,229
Mineralys Therapeutics, Inc. (a)	15,300	555,237
Mirum Pharmaceuticals, Inc. (a)(b)	13,400	1,058,466
Monopar Therapeutics, Inc. (a)(b)	1,500	97,950
Monte Rosa Therapeutics, Inc. (a)(b)	15,200	238,336
Myriad Genetics, Inc. (a)	30,495	187,544
Natera, Inc. (a)	43,732	10,018,564
Neurocrine Biosciences, Inc. (a)	32,247	4,573,592
Neurogene, Inc. (a)(b)	3,000	61,800
Nkarta, Inc. (a)(b)	15,800	29,230
Novavax, Inc. (a)(b)	49,293	331,249
Nurix Therapeutics, Inc. (a)	32,900	624,113
Nuvalent, Inc. Class A (a)	16,400	1,649,676
Nuvectis Pharma, Inc. (a)	5,000	37,750
Olema Pharmaceuticals, Inc. (a)	19,700	492,500
Organogenesis Holdings, Inc. (a)(b)	21,798	112,914
ORIC Pharmaceuticals, Inc. (a)(b)	21,700	177,506
Oruka Therapeutics, Inc. (a)(b)	12,700	384,937
Palvella Therapeutics, Inc. (a)	2,300	240,741
Perspective Therapeutics, Inc. (a)(b)	19,800	54,450
Praxis Precision Medicines, Inc. (a)	7,400	2,181,076
Precigen, Inc. (a)(b)	59,041	246,791
Prime Medicine, Inc. (a)(b)	32,800	113,816
Protagonist Therapeutics, Inc. (a)	19,202	1,677,103
Protalix BioTherapeutics, Inc. (a)(b)	19,300	34,740
Protara Therapeutics, Inc. (a)(b)	12,100	64,493
Prothena Corp. PLC (a)(b)	13,500	128,925
PTC Therapeutics, Inc. (a)	25,600	1,944,576
Puma Biotechnology, Inc. (a)	14,900	88,655
Recursion Pharmaceuticals, Inc. Class A (a)(b)	124,700	510,023
REGENXBIO, Inc. (a)	15,500	223,200
Relay Therapeutics, Inc. (a)(b)	46,100	390,006
Replimune Group, Inc. (a)(b)	23,300	226,476
Revolution Medicines, Inc. (a)	58,444	4,655,065
Rezolute, Inc. (a)	25,100	59,236
Rhythm Pharmaceuticals, Inc. (a)	17,500	1,873,200
Rigel Pharmaceuticals, Inc. (a)	5,868	251,326
Rocket Pharmaceuticals, Inc. (a)(b)	28,400	99,684
Roivant Sciences Ltd. (a)	129,797	2,816,595
Sana Biotechnology, Inc. (a)	54,300	221,001
Sarepta Therapeutics, Inc. (a)(b)	31,452	676,847
Savara, Inc. (a)(b)	46,400	279,792
Security Description	Shares	Value
Scholar Rock Holding Corp. (a)(b)	26,900	$1,184,945
SELLAS Life Sciences Group, Inc. (a)(b)	40,800	153,816
Sionna Therapeutics, Inc. (a)	5,300	218,042
Soleno Therapeutics, Inc. (a)	15,300	708,390
Solid Biosciences, Inc. (a)(b)	19,600	110,544
Spyre Therapeutics, Inc. (a)	22,600	740,376
Stoke Therapeutics, Inc. (a)(b)	14,600	463,404
Summit Therapeutics, Inc. (a)(b)	39,100	683,859
Syndax Pharmaceuticals, Inc. (a)(b)	28,120	590,801
Tango Therapeutics, Inc. (a)(b)	35,000	310,100
Taysha Gene Therapies, Inc. (a)	72,800	400,400
Tectonic Therapeutic, Inc. (a)(b)	3,400	70,924
Tevogen Bio Holdings, Inc. (a)	8,900	2,947
TG Therapeutics, Inc. (a)	47,842	1,426,170
Tobira Therapeutics, Inc. CVR (a)	200	906
Tonix Pharmaceuticals Holding Corp. (a)	3,800	59,356
Travere Therapeutics, Inc. (a)(b)	27,198	1,039,236
TriSalus Life Sciences, Inc. (a)	10,000	69,800
TuHURA Biosciences, Inc. (a)	10,900	8,248
Twist Bioscience Corp. (a)(b)	19,612	622,093
Tyra Biosciences, Inc. (a)(b)	8,707	228,907
Ultragenyx Pharmaceutical, Inc. (a)	30,776	707,848
United Therapeutics Corp. (a)	14,121	6,880,457
Upstream Bio, Inc. (a)(b)	10,500	285,075
UroGen Pharma Ltd. (a)(b)	12,200	285,724
Vanda Pharmaceuticals, Inc. (a)	17,151	151,272
Vaxcyte, Inc. (a)	37,800	1,744,092
Vera Therapeutics, Inc. (a)	18,200	921,648
Veracyte, Inc. (a)	25,687	1,081,423
Verastem, Inc. (a)	17,600	135,872
Vericel Corp. (a)	16,673	600,395
Viking Therapeutics, Inc. (a)(b)	36,500	1,284,070
Vir Biotechnology, Inc. (a)	28,739	173,296
Viridian Therapeutics, Inc. (a)	26,200	815,344
Voyager Therapeutics, Inc. (a)(b)	13,500	53,055
Xencor, Inc. (a)	22,585	345,776
Xenon Pharmaceuticals, Inc. (a)	24,800	1,111,536
XOMA Royalty Corp. (a)(b)	3,100	82,429
Zenas Biopharma, Inc. (a)(b)	6,200	225,122
Zymeworks, Inc. (a)	16,400	431,812
		172,824,168
BROADLINE RETAIL — 0.7%
Coupang, Inc. (a)	440,530	10,392,103
Dillard's, Inc. Class A (b)	992	601,489
Etsy, Inc. (a)	33,100	1,835,064
Groupon, Inc. (a)(b)	7,900	139,119
Kohl's Corp.	35,506	724,678
Macy's, Inc.	88,700	1,955,835
Ollie's Bargain Outlet Holdings, Inc. (a)	20,469	2,243,607

See accompanying notes to financial statements.
177

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Savers Value Village, Inc. (a)(b)	12,000	$112,080
		18,003,975
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	22,327	1,702,434
Advanced Drainage Systems, Inc.	23,486	3,401,477
American Woodmark Corp. (a)	4,556	245,568
Apogee Enterprises, Inc.	7,209	262,480
Armstrong World Industries, Inc.	14,495	2,769,994
AZZ, Inc.	9,793	1,049,614
Carlisle Cos., Inc.	13,838	4,426,223
CSW Industrials, Inc. (b)	5,371	1,576,550
Fortune Brands Innovations, Inc.	40,236	2,012,605
Gibraltar Industries, Inc. (a)	9,700	479,568
Griffon Corp.	12,700	935,355
Hayward Holdings, Inc. (a)	66,500	1,027,425
Insteel Industries, Inc.	5,887	186,441
Janus International Group, Inc. (a)	43,500	284,490
JELD-WEN Holding, Inc. (a)(b)	25,609	62,998
Masterbrand, Inc. (a)	41,200	454,848
Modine Manufacturing Co. (a)	17,283	2,307,453
Owens Corning	27,845	3,116,134
Quanex Building Products Corp.	15,650	240,697
Resideo Technologies, Inc. (a)(b)	42,577	1,495,304
Simpson Manufacturing Co., Inc. (b)	13,954	2,253,152
Tecnoglass, Inc. (b)	8,900	447,848
Trex Co., Inc. (a)	35,538	1,246,673
UFP Industries, Inc.	19,310	1,758,176
Zurn Elkay Water Solutions Corp.	49,390	2,296,141
		36,039,648
CAPITAL MARKETS — 3.2%
Acadian Asset Management, Inc.	8,873	417,031
Affiliated Managers Group, Inc.	9,239	2,663,419
AlTi Global, Inc. (a)(b)	13,000	60,320
Artisan Partners Asset Management, Inc. Class A	20,602	839,326
Bakkt Holdings, Inc. (a)(b)	5,000	50,200
BGC Group, Inc. Class A	118,800	1,060,884
Blue Owl Capital, Inc. (b)	214,036	3,197,698
Brookfield Asset Management Ltd. Class A (b)	128,700	6,742,593
Bullish (a)	11,100	420,357
Carlyle Group, Inc. (b)	87,112	5,149,190
Cohen & Steers, Inc.	9,109	571,863
Diamond Hill Investment Group, Inc.	868	147,126
DigitalBridge Group, Inc. (b)	58,129	891,699
Donnelley Financial Solutions, Inc. (a)	8,575	400,367
Evercore, Inc. Class A	12,281	4,178,610
Forge Global Holdings, Inc. (a)(b)	3,686	164,248
Freedom Holding Corp. (a)	5,900	717,912
Security Description	Shares	Value
GCM Grosvenor, Inc. Class A (b)	17,200	$194,704
Hamilton Lane, Inc. Class A	13,504	1,813,722
Houlihan Lokey, Inc.	18,000	3,135,420
Innventure, Inc. (a)(b)	9,300	38,874
Janus Henderson Group PLC	41,300	1,964,641
Jefferies Financial Group, Inc.	51,019	3,161,648
Lazard, Inc. (b)	31,002	1,505,457
LPL Financial Holdings, Inc.	26,824	9,580,728
Marex Group PLC	18,000	690,480
MarketAxess Holdings, Inc.	12,300	2,229,375
MarketWise, Inc. (b)	569	8,546
Miami International Holdings, Inc. (a)	7,800	346,164
Moelis & Co. Class A	24,300	1,670,382
Morningstar, Inc.	7,597	1,650,904
Open Lending Corp. (a)(b)	32,300	50,065
P10, Inc. Class A (b)	19,600	192,276
Perella Weinberg Partners (b)	20,600	356,380
Piper Sandler Cos.	5,731	1,946,878
PJT Partners, Inc. Class A	7,572	1,266,038
SEI Investments Co.	34,006	2,789,172
Siebert Financial Corp. (a)(b)	4,800	16,848
Silvercrest Asset Management Group, Inc. Class A	3,100	47,089
StepStone Group, Inc. Class A	23,226	1,490,412
Stifel Financial Corp.	32,816	4,109,220
StoneX Group, Inc. (a)(b)	16,031	1,525,029
TPG, Inc.	44,457	2,838,135
Tradeweb Markets, Inc. Class A	39,192	4,214,708
Value Line, Inc. (b)	200	7,686
Victory Capital Holdings, Inc. Class A (b)	14,500	914,805
Virtu Financial, Inc. Class A	26,797	892,876
Virtus Investment Partners, Inc.	2,127	347,020
Webull Corp. (a)(b)	90,700	704,739
Westwood Holdings Group, Inc.	2,700	46,467
WisdomTree, Inc. (b)	40,299	491,245
XP, Inc. Class A	133,400	2,183,758
		82,094,734
CHEMICALS — 1.4%
AdvanSix, Inc.	8,100	140,130
American Vanguard Corp. (a)	9,552	36,489
Arq, Inc. (a)(b)	9,300	30,411
Ashland, Inc.	14,972	878,407
ASP Isotopes, Inc. (a)	30,500	163,175
Aspen Aerogels, Inc. (a)(b)	21,600	61,128
Avient Corp.	30,146	941,761
Axalta Coating Systems Ltd. (a)	71,700	2,316,627
Balchem Corp.	10,786	1,654,141
Cabot Corp.	17,230	1,142,004
Celanese Corp.	36,700	1,551,676
Chemours Co.	50,543	595,902
Core Molding Technologies, Inc. (a)	2,400	48,120
Eastman Chemical Co.	38,700	2,470,221
Ecovyst, Inc. (a)(b)	38,050	370,227

See accompanying notes to financial statements.
178

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Element Solutions, Inc.	75,900	$1,896,741
Flotek Industries, Inc. (a)(b)	5,100	87,873
FMC Corp. (b)	41,400	574,218
Hawkins, Inc. (b)	6,396	908,616
HB Fuller Co.	18,460	1,097,632
Huntsman Corp.	58,039	580,390
Ingevity Corp. (a)	12,138	718,327
Innospec, Inc.	8,195	627,245
Intrepid Potash, Inc. (a)(b)	3,490	96,778
Koppers Holdings, Inc. (b)	6,130	166,000
Kronos Worldwide, Inc. (b)	8,100	35,802
LSB Industries, Inc. (a)	16,900	143,650
Mativ Holdings, Inc.	17,721	215,310
Minerals Technologies, Inc.	10,192	621,202
NewMarket Corp.	1,863	1,280,365
Olin Corp.	38,647	805,017
Orion SA	17,200	90,816
Perimeter Solutions, Inc. (a)	45,600	1,255,368
PureCycle Technologies, Inc. (a)(b)	42,000	360,780
Quaker Chemical Corp. (b)	4,507	618,856
Rayonier Advanced Materials, Inc. (a)(b)	20,300	119,567
RPM International, Inc.	42,243	4,393,272
Scotts Miracle-Gro Co.	14,444	842,807
Sensient Technologies Corp.	13,819	1,298,295
Solesence, Inc. (a)	4,000	6,380
Solstice Advanced Materials, Inc. (a)	53,600	2,603,888
Stepan Co.	6,878	325,742
Trinseo PLC (b)	10,800	5,368
Tronox Holdings PLC (b)	41,069	171,258
Valhi, Inc. (b)	970	11,689
Westlake Corp. (b)	10,996	813,044
		35,172,715
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	19,988	845,492
ACCO Brands Corp.	28,542	106,462
Acme United Corp.	900	36,279
ACV Auctions, Inc. Class A (a)	55,400	444,308
BrightView Holdings, Inc. (a)	23,900	302,813
Brink's Co.	13,714	1,600,835
Casella Waste Systems, Inc. Class A (a)(b)	20,690	2,026,379
CECO Environmental Corp. (a)	9,800	586,530
Cimpress PLC (a)(b)	5,633	375,101
Clean Harbors, Inc. (a)	16,853	3,951,691
CompX International, Inc.	600	13,962
CoreCivic, Inc. (a)	34,625	661,684
Deluxe Corp. (b)	14,276	318,783
Driven Brands Holdings, Inc. (a)(b)	19,700	291,954
Ennis, Inc.	8,497	153,031
Enviri Corp. (a)(b)	25,325	453,824
GEO Group, Inc. (a)	44,363	715,132
Security Description	Shares	Value
Healthcare Services Group, Inc. (a)	23,465	$448,651
HNI Corp.	20,734	871,657
Interface, Inc.	18,762	523,835
Liquidity Services, Inc. (a)	7,813	236,812
MillerKnoll, Inc.	22,234	406,438
Mobile Infrastructure Corp. (a)	4,800	12,240
Montrose Environmental Group, Inc. (a)(b)	10,895	270,523
MSA Safety, Inc.	12,273	1,965,398
NL Industries, Inc.	2,831	15,486
OPENLANE, Inc. (a)	34,792	1,036,106
Perma-Fix Environmental Services, Inc. (a)(b)	5,600	70,504
Pitney Bowes, Inc.	53,864	569,342
Quad/Graphics, Inc. (b)	9,800	61,446
RB Global, Inc. (b)	61,610	6,337,821
Tetra Tech, Inc.	87,410	2,931,731
UniFirst Corp.	4,850	935,565
Vestis Corp. (b)	37,770	251,926
Virco Mfg. Corp. (b)	4,600	29,394
		29,859,135
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN Holdings, Inc. (a)(b)	24,937	216,703
Applied Optoelectronics, Inc. (a)(b)	19,800	690,228
Aviat Networks, Inc. (a)(b)	3,600	76,968
BK Technologies Corp. (a)(b)	1,000	74,590
Calix, Inc. (a)	20,000	1,058,600
Ciena Corp. (a)	47,015	10,995,398
Clearfield, Inc. (a)(b)	3,800	110,770
CommScope Holding Co., Inc. (a)	71,555	1,297,292
Digi International, Inc. (a)(b)	11,970	518,181
Extreme Networks, Inc. (a)	43,500	724,275
Harmonic, Inc. (a)	37,000	365,930
Inseego Corp. (a)(b)	4,100	42,107
Lumentum Holdings, Inc. (a)(b)	23,482	8,655,230
NETGEAR, Inc. (a)	8,789	215,594
NetScout Systems, Inc. (a)	23,007	622,570
Ribbon Communications, Inc. (a)(b)	28,200	81,216
Ubiquiti, Inc. (b)	1,412	781,330
Viasat, Inc. (a)(b)	40,511	1,396,009
Viavi Solutions, Inc. (a)	72,658	1,294,766
		29,217,757
CONSTRUCTION & ENGINEERING — 1.6%
AECOM	44,196	4,213,205
Ameresco, Inc. Class A (a)(b)	10,600	310,474
API Group Corp. (a)	122,784	4,697,716
Arcosa, Inc.	15,986	1,699,631
Argan, Inc.	4,488	1,406,180
Bowman Consulting Group Ltd. (a)(b)	4,600	151,892
Centuri Holdings, Inc. (a)	25,700	648,925

See accompanying notes to financial statements.
179

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Concrete Pumping Holdings, Inc.	6,256	$41,978
Construction Partners, Inc. Class A (a)(b)	15,398	1,671,453
Dycom Industries, Inc. (a)	9,152	3,092,461
Everus Construction Group, Inc. (a)	17,059	1,459,568
Fluor Corp. (a)	52,607	2,084,815
Granite Construction, Inc. (b)	14,379	1,658,618
Great Lakes Dredge & Dock Corp. (a)	21,250	278,800
IES Holdings, Inc. (a)	2,980	1,159,279
Legence Corp. Class A (a)	12,300	529,392
Limbach Holdings, Inc. (a)(b)	3,400	264,690
MasTec, Inc. (a)	20,753	4,511,080
Matrix Service Co. (a)	8,300	97,110
MYR Group, Inc. (a)	5,148	1,124,838
NWPX Infrastructure, Inc. (a)	3,016	188,470
Orion Group Holdings, Inc. (a)	11,900	118,286
Primoris Services Corp.	17,854	2,216,395
Southland Holdings, Inc. (a)	3,700	12,284
Sterling Infrastructure, Inc. (a)	9,731	2,979,924
Tutor Perini Corp.	14,600	978,492
Valmont Industries, Inc.	6,494	2,612,666
WillScot Holdings Corp. (b)	60,313	1,135,694
		41,344,316
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	10,623	2,195,562
James Hardie Industries PLC (a)(b)	49,982	1,037,126
Knife River Corp. (a)(b)	18,661	1,312,801
Smith-Midland Corp. (a)(b)	900	32,706
Titan America SA (a)	8,300	136,784
U.S. Lime & Minerals, Inc.	3,605	431,663
		5,146,642
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	91,762	4,155,901
Atlanticus Holdings Corp. (a)(b)	1,800	120,510
Bread Financial Holdings, Inc.	15,010	1,111,190
Consumer Portfolio Services, Inc. (a)	2,200	20,526
Credit Acceptance Corp. (a)(b)	1,489	660,312
Dave, Inc. (a)	3,400	752,794
Encore Capital Group, Inc. (a)	7,251	394,092
Enova International, Inc. (a)	7,900	1,241,880
Figure Technology Solutions, Inc. Class A (a)	11,600	473,744
FirstCash Holdings, Inc.	12,915	2,058,393
Green Dot Corp. Class A (a)	17,000	217,770
Jefferson Capital, Inc.	3,100	69,254
LendingClub Corp. (a)	37,306	706,576
LendingTree, Inc. (a)(b)	3,536	187,726
Medallion Financial Corp.	5,700	58,653
Navient Corp. (b)	24,404	317,252
Nelnet, Inc. Class A	3,942	524,128
NerdWallet, Inc. Class A (a)(b)	13,600	184,280
Security Description	Shares	Value
OneMain Holdings, Inc.	39,944	$2,698,217
Oportun Financial Corp. (a)(b)	12,100	64,009
OppFi, Inc.	9,100	95,186
PRA Group, Inc. (a)	12,172	215,323
PROG Holdings, Inc.	12,874	379,654
Regional Management Corp.	3,000	116,250
SLM Corp.	68,312	1,848,523
SoFi Technologies, Inc. (a)(b)	408,674	10,699,085
Upstart Holdings, Inc. (a)(b)	27,903	1,220,198
Vroom, Inc. (a)	600	11,928
World Acceptance Corp. (a)	928	130,282
		30,733,636
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.3%
Albertsons Cos., Inc. Class A	132,000	2,266,440
Andersons, Inc.	10,685	568,121
BJ's Wholesale Club Holdings, Inc. (a)	43,600	3,925,308
Casey's General Stores, Inc.	12,315	6,806,624
Chefs' Warehouse, Inc. (a)(b)	11,900	741,727
Grocery Outlet Holding Corp. (a)(b)	30,245	305,475
HF Foods Group, Inc. (a)(b)	12,100	26,015
Ingles Markets, Inc. Class A	4,656	319,169
Maplebear, Inc. (a)	57,400	2,581,852
Natural Grocers by Vitamin Cottage, Inc. (b)	4,000	100,200
Performance Food Group Co. (a)	50,808	4,568,655
PriceSmart, Inc. (b)	8,391	1,029,324
Sprouts Farmers Market, Inc. (a)	32,647	2,600,987
U.S. Foods Holding Corp. (a)	74,700	5,626,404
United Natural Foods, Inc. (a)	19,799	666,632
Village Super Market, Inc. Class A	2,779	98,363
Weis Markets, Inc. (b)	5,015	321,411
		32,552,707
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	21,739	2,651,288
Ardagh Metal Packaging SA	46,600	191,060
Crown Holdings, Inc. (b)	38,527	3,967,125
Graphic Packaging Holding Co.	97,825	1,473,245
Greif, Inc. Class A	8,100	548,370
Greif, Inc. Class B (b)	1,542	115,172
Myers Industries, Inc.	12,495	233,906
O-I Glass, Inc. (a)(b)	50,628	747,269
Ranpak Holdings Corp. (a)(b)	14,700	79,527
Sealed Air Corp. (b)	48,904	2,026,093
Silgan Holdings, Inc. (b)	29,168	1,177,512
Sonoco Products Co.	32,578	1,421,704
TriMas Corp.	10,706	379,528
		15,011,799
DISTRIBUTORS — 0.1%
GigaCloud Technology, Inc. Class A (a)	7,900	310,312
Gold.com, Inc. (b)	6,200	211,110
LKQ Corp.	86,400	2,609,280

See accompanying notes to financial statements.
180

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Weyco Group, Inc.	2,100	$64,239
		3,194,941
DIVERSIFIED CONSUMER SERVICES — 0.9%
ADT, Inc.	172,649	1,393,277
Adtalem Global Education, Inc. (a)	11,874	1,228,603
American Public Education, Inc. (a)(b)	5,900	223,020
Bright Horizons Family Solutions, Inc. (a)	19,102	1,936,943
Carriage Services, Inc.	4,696	198,641
Coursera, Inc. (a)	46,700	343,712
Duolingo, Inc. (a)	12,695	2,227,972
European Wax Center, Inc. Class A (a)	7,900	28,440
Frontdoor, Inc. (a)	24,111	1,390,964
Graham Holdings Co. Class B	1,043	1,145,840
Grand Canyon Education, Inc. (a)	9,178	1,526,393
H&R Block, Inc.	42,626	1,857,641
KinderCare Learning Cos., Inc. (a)(b)	9,900	42,768
Laureate Education, Inc. (a)	41,870	1,409,763
Lincoln Educational Services Corp. (a)(b)	9,900	239,085
Matthews International Corp. Class A (b)	9,931	259,398
McGraw Hill, Inc. (a)	9,500	156,750
Mister Car Wash, Inc. (a)(b)	31,600	175,696
Nerdy, Inc. (a)(b)	19,700	20,488
OneSpaWorld Holdings Ltd.	32,800	680,272
Perdoceo Education Corp.	21,212	622,148
Phoenix Education Partners, Inc. (a)	1,600	48,480
Service Corp. International	45,483	3,546,309
Strategic Education, Inc.	7,546	605,189
Stride, Inc. (a)	14,105	915,838
Udemy, Inc. (a)(b)	30,300	177,255
Universal Technical Institute, Inc. (a)	15,400	402,402
Zspace, Inc. (a)	1,400	659
		22,803,946
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	23,938	494,080
Alpine Income Property Trust, Inc. REIT	3,834	64,105
American Assets Trust, Inc. REIT	16,317	308,881
Armada Hoffler Properties, Inc. REIT (b)	26,800	177,416
Broadstone Net Lease, Inc. REIT	62,219	1,080,744
CTO Realty Growth, Inc. REIT (b)	10,035	184,744
Essential Properties Realty Trust, Inc. REIT (b)	65,328	1,937,629
Gladstone Commercial Corp. REIT	14,930	159,303
Security Description	Shares	Value
Global Net Lease, Inc. REIT	65,074	$559,636
Modiv Industrial, Inc. REIT (b)	3,100	44,609
NexPoint Diversified Real Estate Trust REIT (b)	12,622	48,342
One Liberty Properties, Inc. REIT	5,938	120,482
WP Carey, Inc. REIT	72,046	4,636,881
		9,816,852
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Anterix, Inc. (a)(b)	3,607	78,741
AST SpaceMobile, Inc. (a)(b)	74,200	5,389,146
ATN International, Inc.	3,257	74,260
Bandwidth, Inc. Class A (a)	8,702	134,446
Cogent Communications Holdings, Inc. (b)	15,974	344,399
Frontier Communications Parent, Inc. (a)	81,281	3,094,368
GCI Liberty, Inc. (a)(d)	16,346	—
GCI Liberty, Inc. Class C (a)	12,185	453,404
Globalstar, Inc. (a)(b)	16,586	1,012,409
IDT Corp. Class B	5,200	266,292
Iridium Communications, Inc.	31,275	543,560
Liberty Global Ltd. Class A (a)	55,300	616,042
Liberty Global Ltd. Class C (a)	46,700	515,568
Liberty Latin America Ltd. Class A (a)	10,088	74,550
Liberty Latin America Ltd. Class C (a)(b)	42,200	314,812
Lumen Technologies, Inc. (a)	314,700	2,445,219
Shenandoah Telecommunications Co. (b)	16,450	190,162
Uniti Group, Inc. (b)	54,394	381,302
		15,928,680
ELECTRIC UTILITIES — 0.6%
Genie Energy Ltd. Class B (b)	7,500	103,350
Hawaiian Electric Industries, Inc. (a)(b)	56,783	698,431
IDACORP, Inc. (b)	17,938	2,270,233
MGE Energy, Inc.	12,171	954,450
OGE Energy Corp.	66,738	2,849,713
Oklo, Inc. (a)(b)	35,900	2,576,184
Otter Tail Corp.	12,676	1,024,347
Portland General Electric Co. (b)	36,697	1,761,089
TXNM Energy, Inc.	33,060	1,946,573
		14,184,370
ELECTRICAL EQUIPMENT — 2.2%
Acuity, Inc.	10,281	3,701,571
Allient, Inc.	4,843	260,311
American Superconductor Corp. (a)	14,600	420,188
Amprius Technologies, Inc. (a)	36,200	285,618
Array Technologies, Inc. (a)(b)	50,300	463,766
Atkore, Inc.	11,000	695,750
Bloom Energy Corp. Class A (a)	72,046	6,260,077
EnerSys	12,241	1,796,367

See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Enovix Corp. (a)(b)	55,300	$404,243
Eos Energy Enterprises, Inc. (a)(b)	101,300	1,160,898
Fluence Energy, Inc. (a)(b)	20,900	413,402
Hyliion Holdings Corp. (a)(b)	40,500	74,520
KULR Technology Group, Inc. (a)(b)	14,600	43,216
LSI Industries, Inc.	9,200	168,544
NANO Nuclear Energy, Inc. (a)(b)	13,200	316,932
Net Power, Inc. (a)(b)	11,800	26,904
Nextpower, Inc. Class A (a)	47,600	4,146,436
NuScale Power Corp. (a)(b)	42,100	596,557
nVent Electric PLC	53,000	5,404,410
Plug Power, Inc. (a)(b)	369,288	727,497
Powell Industries, Inc.	3,155	1,005,751
Power Solutions International, Inc. (a)(b)	2,800	159,992
Preformed Line Products Co. (b)	800	165,368
Regal Rexnord Corp.	21,945	3,079,322
Sensata Technologies Holding PLC	48,447	1,612,801
Shoals Technologies Group, Inc. Class A (a)(b)	55,200	469,200
SKYX Platforms Corp. (a)	22,200	48,174
SunPower, Inc. (a)(b)	18,100	28,417
Sunrun, Inc. (a)	73,389	1,350,357
T1 Energy, Inc. (a)(b)	43,800	292,584
Thermon Group Holdings, Inc. (a)	10,980	408,017
Vertiv Holdings Co. Class A	128,089	20,751,699
Vicor Corp. (a)(b)	7,576	830,330
		57,569,219
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
908 Devices, Inc. (a)(b)	9,400	49,350
Advanced Energy Industries, Inc.	12,454	2,607,494
Aeva Technologies, Inc. (a)(b)	12,400	164,672
Arlo Technologies, Inc. (a)	32,917	460,509
Arrow Electronics, Inc. (a)	17,094	1,883,417
Avnet, Inc.	27,197	1,307,632
Badger Meter, Inc.	9,776	1,705,032
Bel Fuse, Inc. Class B (b)	3,900	661,557
Belden, Inc.	12,763	1,487,528
Benchmark Electronics, Inc.	11,731	501,617
Climb Global Solutions, Inc. (b)	1,200	123,348
Cognex Corp.	56,071	2,017,435
Coherent Corp. (a)	51,814	9,563,310
Crane NXT Co. (b)	16,348	769,500
CTS Corp.	9,487	406,708
Daktronics, Inc. (a)	12,200	241,194
ePlus, Inc.	8,736	766,147
Evolv Technologies Holdings, Inc. (a)	50,400	360,864
Fabrinet (a)	11,789	5,367,296
Flex Ltd. (a)	122,600	7,407,492
Security Description	Shares	Value
Frequency Electronics, Inc. (a)(b)	2,200	$118,448
Ingram Micro Holding Corp. (b)	6,800	145,112
Insight Enterprises, Inc. (a)	9,538	777,061
IPG Photonics Corp. (a)	8,100	579,960
Itron, Inc. (a)	14,903	1,383,893
Kimball Electronics, Inc. (a)(b)	7,644	212,656
Knowles Corp. (a)(b)	28,268	605,783
Littelfuse, Inc.	8,179	2,068,633
Methode Electronics, Inc.	10,680	70,915
MicroVision, Inc. (a)(b)	101,500	84,052
Mirion Technologies, Inc. (a)(b)	79,200	1,854,864
M-Tron Industries, Inc. (a)(b)	900	47,898
Napco Security Technologies, Inc.	11,256	469,375
Neonode, Inc. (a)	3,100	5,394
nLight, Inc. (a)	15,388	577,204
Novanta, Inc. (a)(b)	11,731	1,395,872
OSI Systems, Inc. (a)(b)	5,339	1,361,765
Ouster, Inc. (a)	18,000	389,520
PC Connection, Inc.	3,560	205,626
Plexus Corp. (a)	8,800	1,293,600
Powerfleet, Inc. NJ (a)(b)	41,100	218,652
Ralliant Corp.	38,200	1,944,762
Red Cat Holdings, Inc. (a)(b)	33,700	267,241
Richardson Electronics Ltd. (b)	3,600	39,168
Rogers Corp. (a)	6,095	558,119
Sanmina Corp. (a)	17,275	2,592,459
ScanSource, Inc. (a)	7,109	277,677
TD SYNNEX Corp.	25,484	3,828,461
TTM Technologies, Inc. (a)	33,800	2,332,200
Vishay Intertechnology, Inc.	40,245	583,150
Vishay Precision Group, Inc. (a)(b)	3,800	146,300
Vontier Corp.	48,100	1,788,358
Vuzix Corp. (a)(b)	21,900	82,782
		66,159,062
ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	56,798	1,477,884
Atlas Energy Solutions, Inc. (b)	24,700	232,674
Borr Drilling Ltd. (a)(b)	86,500	348,595
Bristow Group, Inc. (a)	9,233	338,112
Cactus, Inc. Class A	22,943	1,048,036
Core Laboratories, Inc. (b)	15,200	243,656
DMC Global, Inc. (a)(b)	6,200	41,478
Energy Services of America Corp. (b)	3,500	28,595
Expro Group Holdings NV (a)(b)	32,783	437,653
Flowco Holdings, Inc. Class A	6,100	114,314
Forum Energy Technologies, Inc. (a)	3,700	136,715
Helix Energy Solutions Group, Inc. (a)	44,009	275,936
Helmerich & Payne, Inc.	31,800	912,024
Innovex International, Inc. (a)(b)	12,375	270,641
Kodiak Gas Services, Inc.	27,800	1,039,720

See accompanying notes to financial statements.
182

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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Liberty Energy, Inc.	52,200	$963,612
Mammoth Energy Services, Inc. (a)(b)	8,600	15,910
Nabors Industries Ltd. (a)(b)	5,027	272,966
National Energy Services Reunited Corp. (a)	20,200	316,332
Natural Gas Services Group, Inc.	3,400	114,410
Noble Corp. PLC (b)	41,622	1,175,405
NOV, Inc.	123,504	1,930,368
Oceaneering International, Inc. (a)	32,581	782,921
Oil States International, Inc. (a)	20,066	135,847
Patterson-UTI Energy, Inc.	113,250	691,958
ProFrac Holding Corp. Class A (a)	9,200	35,788
ProPetro Holding Corp. (a)	25,299	240,594
Ranger Energy Services, Inc. Class A	6,600	92,268
RPC, Inc. (b)	28,210	153,462
SEACOR Marine Holdings, Inc. (a)(b)	6,900	41,538
Seadrill Ltd. (a)	20,700	716,220
Select Water Solutions, Inc. (b)	30,792	323,932
Solaris Energy Infrastructure, Inc. (b)	13,900	638,983
TechnipFMC PLC	133,407	5,944,616
TETRA Technologies, Inc. (a)(b)	42,000	393,540
Tidewater, Inc. (a)(b)	16,225	819,525
Transocean Ltd. (a)(b)	302,900	1,250,977
Valaris Ltd. (a)(b)	20,200	1,018,080
Weatherford International PLC	23,300	1,823,458
		26,838,743
ENTERTAINMENT — 2.6%
AMC Entertainment Holdings, Inc. Class A (a)	171,975	268,281
Atlanta Braves Holdings, Inc. Class A (a)(b)	4,338	184,322
Atlanta Braves Holdings, Inc. Class C (a)(b)	12,957	511,154
Cinemark Holdings, Inc.	34,438	800,339
CuriosityStream, Inc. (b)	14,600	55,480
Eventbrite, Inc. Class A (a)(b)	25,198	112,131
Gaia, Inc. (a)(b)	5,000	18,150
Golden Matrix Group, Inc. (a)(b)	7,800	6,246
IMAX Corp. (a)(b)	14,633	540,836
Liberty Live Holdings, Inc. Class A (a)	6,959	567,159
Liberty Live Holdings, Inc. Class C (a)	15,033	1,250,144
Liberty Media Corp.-Liberty Formula One Class A (a)	7,601	679,377
Liberty Media Corp.-Liberty Formula One Class C (a)	70,628	6,957,564
Lionsgate Studios Corp. (a)	67,307	614,513
Madison Square Garden Entertainment Corp. (a)	12,926	696,582
Security Description	Shares	Value
Madison Square Garden Sports Corp. (a)	5,473	$1,415,591
Marcus Corp.	7,437	115,348
Playstudios, Inc. (a)	27,000	17,591
Playtika Holding Corp.	16,781	66,285
Reservoir Media, Inc. (a)(b)	6,400	48,448
ROBLOX Corp. Class A (a)	208,860	16,923,926
Roku, Inc. (a)	43,423	4,710,961
Sphere Entertainment Co. (a)(b)	9,086	863,897
Spotify Technology SA (a)	51,796	30,078,455
Starz Entertainment Corp. (a)	4,252	49,748
Vivid Seats, Inc. Class A (a)(b)	1,224	8,825
		67,561,353
FINANCIAL SERVICES — 2.2%
Acacia Research Corp. (a)(b)	10,700	40,018
Affirm Holdings, Inc. (a)	92,600	6,892,218
Alerus Financial Corp.	7,179	161,671
Banco Latinoamericano de Comercio Exterior SA	9,100	405,860
Better Home & Finance Holding Co. (a)(b)	2,000	65,160
Burford Capital Ltd.	66,600	594,072
Cannae Holdings, Inc. (b)	17,200	270,556
Cantaloupe, Inc. (a)(b)	20,000	212,400
Cass Information Systems, Inc.	3,936	163,423
Compass Diversified Holdings (b)	21,200	101,760
Corebridge Financial, Inc.	88,113	2,658,369
Enact Holdings, Inc.	10,000	396,400
Equitable Holdings, Inc.	100,156	4,772,433
Essent Group Ltd.	31,144	2,024,671
Euronet Worldwide, Inc. (a)(b)	13,346	1,015,764
EVERTEC, Inc.	20,900	607,981
Federal Agricultural Mortgage Corp. Class C	3,032	532,328
Finance of America Cos., Inc. Class A (a)(b)	1,200	29,052
Flywire Corp. (a)	38,600	546,576
HA Sustainable Infrastructure Capital, Inc. (b)	40,345	1,268,043
International Money Express, Inc. (a)	8,500	130,560
Jackson Financial, Inc. Class A	23,000	2,452,950
loanDepot, Inc. Class A (a)(b)	27,800	57,546
Marqeta, Inc. Class A (a)(b)	121,100	575,225
Merchants Bancorp	8,950	304,837
MGIC Investment Corp.	74,489	2,176,569
NCR Atleos Corp. (a)	23,783	906,370
NMI Holdings, Inc. (a)	25,465	1,038,717
Onity Group, Inc. (a)(b)	2,500	114,475
Pagseguro Digital Ltd. Class A	60,100	579,364
Payoneer Global, Inc. (a)	90,100	506,362
Paysafe Ltd. (a)(b)	9,917	80,229
Paysign, Inc. (a)	10,200	52,530
PennyMac Financial Services, Inc.	9,597	1,265,269

See accompanying notes to financial statements.
183

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Priority Technology Holdings, Inc. (a)(b)	8,365	$45,589
Radian Group, Inc.	44,254	1,592,702
Remitly Global, Inc. (a)	55,900	771,420
Repay Holdings Corp. (a)(b)	24,900	90,885
Rocket Cos., Inc. Class A	317,226	6,141,495
Security National Financial Corp. Class A (a)	3,759	33,869
Sezzle, Inc. (a)(b)	5,300	336,418
Shift4 Payments, Inc. Class A (a)(b)	22,096	1,391,385
StoneCo Ltd. Class A (a)	82,160	1,215,146
SWK Holdings Corp. (b)	1,400	24,080
Toast, Inc. Class A (a)	155,955	5,537,962
UWM Holdings Corp.	56,500	247,470
Velocity Financial, Inc. (a)	3,034	62,986
Voya Financial, Inc.	31,862	2,373,400
Walker & Dunlop, Inc.	11,040	664,056
Waterstone Financial, Inc.	5,100	84,405
Western Union Co. (b)	107,500	1,000,825
WEX, Inc. (a)(b)	11,311	1,685,113
		56,298,964
FOOD PRODUCTS — 0.6%
Alico, Inc. (b)	1,900	69,122
B&G Foods, Inc. (b)	24,800	106,640
Beyond Meat, Inc. (a)(b)	127,362	104,437
BRC, Inc. Class A (a)(b)	29,600	32,856
Calavo Growers, Inc.	5,381	117,037
Cal-Maine Foods, Inc. (b)	14,850	1,181,614
Darling Ingredients, Inc. (a)	52,256	1,881,216
Dole PLC	26,700	400,233
Flowers Foods, Inc.	61,931	673,809
Forafric Global PLC (a)(b)	2,000	22,060
Fresh Del Monte Produce, Inc. (b)	10,847	386,478
Freshpet, Inc. (a)	15,914	969,640
Hain Celestial Group, Inc. (a)(b)	28,501	30,496
Ingredion, Inc.	21,157	2,332,771
J&J Snack Foods Corp.	5,091	460,074
John B Sanfilippo & Son, Inc.	2,470	174,382
Lifeway Foods, Inc. (a)(b)	1,900	46,037
Limoneira Co. (b)	5,400	68,175
Mama's Creations, Inc. (a)(b)	11,600	156,484
Marzetti Co.	6,466	1,063,140
Mission Produce, Inc. (a)(b)	14,100	163,560
Pilgrim's Pride Corp.	13,821	538,881
Post Holdings, Inc. (a)	16,313	1,615,802
Seaboard Corp.	90	400,034
Seneca Foods Corp. Class A (a)	1,549	171,366
Simply Good Foods Co. (a)	31,000	622,480
Smithfield Foods, Inc.	15,300	341,649
SunOpta, Inc. (a)(b)	30,200	114,760
Tootsie Roll Industries, Inc. (b)	5,700	208,791
TreeHouse Foods, Inc. (a)	16,381	386,428
Utz Brands, Inc.	24,300	252,234
Vital Farms, Inc. (a)(b)	11,300	360,922
Security Description	Shares	Value
Westrock Coffee Co. (a)(b)	12,400	$50,468
		15,504,076
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	39,703	1,802,516
Chesapeake Utilities Corp.	7,721	963,272
MDU Resources Group, Inc.	67,980	1,326,970
National Fuel Gas Co.	29,916	2,395,075
New Jersey Resources Corp.	32,755	1,510,660
Northwest Natural Holding Co. (b)	13,582	634,823
ONE Gas, Inc.	19,421	1,500,272
RGC Resources, Inc. (b)	3,200	68,160
Southwest Gas Holdings, Inc.	21,139	1,691,543
Spire, Inc.	19,083	1,578,164
UGI Corp.	71,635	2,681,298
		16,152,753
GROUND TRANSPORTATION — 0.9%
ArcBest Corp. (b)	7,767	576,234
Avis Budget Group, Inc. (a)(b)	5,572	714,999
Covenant Logistics Group, Inc. (b)	5,190	114,388
FTAI Infrastructure, Inc. (b)	34,700	159,967
Heartland Express, Inc.	14,755	133,238
Hertz Global Holdings, Inc. (a)(b)	37,700	193,778
Knight-Swift Transportation Holdings, Inc.	52,292	2,733,826
Landstar System, Inc.	11,458	1,646,514
Lyft, Inc. Class A (a)	129,687	2,512,037
Marten Transport Ltd.	18,348	208,800
PAMT Corp. (a)	2,200	26,576
Proficient Auto Logistics, Inc. (a)	7,200	69,408
RXO, Inc. (a)(b)	53,190	672,322
Ryder System, Inc.	13,099	2,507,018
Saia, Inc. (a)	8,895	2,904,395
Schneider National, Inc. Class B	17,100	453,663
U-Haul Holding Co. (a)(b)(c)	2,600	131,066
U-Haul Holding Co. (c)	33,796	1,579,625
Universal Logistics Holdings, Inc. (b)	2,129	32,339
Werner Enterprises, Inc.	19,100	573,191
XPO, Inc. (a)	38,190	5,190,403
		23,133,787
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Accuray, Inc. (a)(b)	29,900	24,656
Alphatec Holdings, Inc. (a)	38,400	807,936
AngioDynamics, Inc. (a)	13,297	170,733
Anteris Technologies Global Corp. (a)(b)	10,700	53,393
Artivion, Inc. (a)	13,792	629,053
AtriCure, Inc. (a)	15,900	629,004
Avanos Medical, Inc. (a)	16,300	183,049
Axogen, Inc. (a)	14,700	481,131
Beta Bionics, Inc. (a)	12,900	393,063
Bioventus, Inc. Class A (a)(b)	14,300	106,392

See accompanying notes to financial statements.
184

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Butterfly Network, Inc. (a)(b)	62,600	$237,880
CapsoVision, Inc. (a)	2,429	25,966
Carlsmed, Inc. (a)	2,000	24,700
Ceribell, Inc. (a)(b)	8,800	192,984
Cerus Corp. (a)(b)	57,609	118,675
ClearPoint Neuro, Inc. (a)(b)	8,600	117,648
CONMED Corp.	10,300	418,180
CVRx, Inc. (a)(b)	5,000	35,500
Delcath Systems, Inc. (a)(b)	9,600	96,960
Dentsply Sirona, Inc.	67,000	765,810
Electromed, Inc. (a)(b)	2,100	61,152
Embecta Corp. (b)	19,000	225,720
Enovis Corp. (a)	18,775	500,166
Envista Holdings Corp. (a)	55,268	1,199,868
Glaukos Corp. (a)	18,407	2,078,334
Globus Medical, Inc. Class A (a)	37,342	3,260,330
Haemonetics Corp. (a)	15,593	1,249,779
ICU Medical, Inc. (a)(b)	7,980	1,138,507
Inogen, Inc. (a)	7,292	49,002
Inspire Medical Systems, Inc. (a)	9,109	840,123
Integer Holdings Corp. (a)	11,254	882,651
Integra LifeSciences Holdings Corp. (a)(b)	22,093	274,395
iRadimed Corp.	2,600	252,928
iRhythm Technologies, Inc. (a)(b)	10,539	1,870,040
Kestra Medical Technologies Ltd. (a)(b)	6,500	172,380
KORU Medical Systems, Inc. (a)	13,300	77,273
Lantheus Holdings, Inc. (a)(b)	21,770	1,448,793
LeMaitre Vascular, Inc.	6,857	556,103
LENSAR, Inc. (a)(b)	3,600	41,868
LivaNova PLC (a)	17,850	1,098,310
Lucid Diagnostics, Inc. (a)(b)	25,400	27,686
Masimo Corp. (a)	15,009	1,952,071
Merit Medical Systems, Inc. (a)	19,297	1,700,838
Myomo, Inc. (a)(b)	15,300	13,923
Neogen Corp. (a)(b)	71,242	497,982
Neuronetics, Inc. (a)(b)	8,700	12,006
NeuroPace, Inc. (a)	8,200	126,608
Novocure Ltd. (a)	33,855	437,745
Omnicell, Inc. (a)	15,166	687,020
OraSure Technologies, Inc. (a)(b)	23,000	55,660
Orthofix Medical, Inc. (a)(b)	12,065	182,905
OrthoPediatrics Corp. (a)(b)	5,268	93,560
Outset Medical, Inc. (a)	5,100	18,921
Penumbra, Inc. (a)	12,436	3,866,477
PROCEPT BioRobotics Corp. (a)(b)	17,374	546,586
Pro-Dex, Inc. (a)(b)	700	26,936
Pulmonx Corp. (a)(b)	11,900	26,299
Pulse Biosciences, Inc. (a)(b)	5,793	79,538
QuidelOrtho Corp. (a)	22,325	637,602
RxSight, Inc. (a)	11,700	121,914
Sanara Medtech, Inc. (a)(b)	1,000	23,350
SANUWAVE Health, Inc. (a)(b)	2,400	71,616
Security Description	Shares	Value
Semler Scientific, Inc. (a)(b)	4,700	$71,863
Shoulder Innovations, Inc. (a)	1,400	20,020
SI-BONE, Inc. (a)	12,660	249,655
Sight Sciences, Inc. (a)	13,600	107,848
STAAR Surgical Co. (a)(b)	16,369	377,960
Stereotaxis, Inc. (a)(b)	20,200	46,460
Tactile Systems Technology, Inc. (a)(b)	7,600	220,400
Tandem Diabetes Care, Inc. (a)(b)	22,292	489,978
Teleflex, Inc.	15,000	1,830,600
TransMedics Group, Inc. (a)(b)	11,000	1,338,150
Treace Medical Concepts, Inc. (a)(b)	15,500	37,975
UFP Technologies, Inc. (a)	2,500	555,075
Utah Medical Products, Inc. (b)	1,036	57,975
Varex Imaging Corp. (a)	13,708	159,698
		39,561,335
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a)(b)	30,837	437,577
AdaptHealth Corp. (a)	33,700	335,652
Addus HomeCare Corp. (a)	5,916	635,319
agilon health, Inc. (a)	100,300	69,077
AirSculpt Technologies, Inc. (a)	5,800	11,484
Alignment Healthcare, Inc. (a)	55,600	1,098,100
AMN Healthcare Services, Inc. (a)	11,948	188,300
Ardent Health, Inc. (a)(b)	7,700	67,991
Astrana Health, Inc. (a)(b)	13,573	336,746
Aveanna Healthcare Holdings, Inc. (a)	22,800	186,276
BrightSpring Health Services, Inc. (a)	36,800	1,378,160
Brookdale Senior Living, Inc. (a)	76,141	821,561
Castle Biosciences, Inc. (a)	9,400	365,660
Chemed Corp.	4,674	1,999,818
Clover Health Investments Corp. (a)(b)	133,100	312,785
Community Health Systems, Inc. (a)(b)	41,367	129,065
Concentra Group Holdings Parent, Inc.	38,109	749,985
CorVel Corp. (a)	9,500	642,865
Cross Country Healthcare, Inc. (a)(b)	9,758	79,040
DocGo, Inc. (a)(b)	32,300	28,353
Encompass Health Corp.	33,103	3,513,552
Enhabit, Inc. (a)	15,751	145,224
Ensign Group, Inc.	18,343	3,195,351
Fulgent Genetics, Inc. (a)(b)	6,571	172,620
GeneDx Holdings Corp. (a)	6,300	819,378
Guardant Health, Inc. (a)	40,006	4,086,213
Guardian Pharmacy Services, Inc. Class A (a)	7,400	222,666
HealthEquity, Inc. (a)	27,863	2,552,529

See accompanying notes to financial statements.
185

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Hims & Hers Health, Inc. (a)(b)	66,600	$2,162,502
Innovage Holding Corp. (a)(b)	7,780	40,378
Joint Corp. (a)(b)	5,050	44,036
LifeStance Health Group, Inc. (a)(b)	54,500	383,680
Nano-X Imaging Ltd. (a)	21,000	58,800
National HealthCare Corp.	4,141	567,690
National Research Corp. (b)	4,000	75,080
NeoGenomics, Inc. (a)	42,729	502,493
Nutex Health, Inc. (a)(b)	1,100	181,082
Omada Health, Inc. (a)	2,900	45,762
OmniAb, Inc. (a)(c)(d)	3,212	—
Oncology Institute, Inc. (a)(b)	24,000	85,440
OPKO Health, Inc. (a)(b)	126,418	159,287
Option Care Health, Inc. (a)	52,207	1,663,315
Owens & Minor, Inc. (a)(b)	23,819	66,693
PACS Group, Inc. (a)(b)	14,400	552,816
Pediatrix Medical Group, Inc. (a)	28,274	604,781
Pennant Group, Inc. (a)	11,117	312,944
Privia Health Group, Inc. (a)	38,000	900,980
Progyny, Inc. (a)	24,600	631,728
RadNet, Inc. (a)(b)	22,543	1,608,443
SBC Medical Group Holdings, Inc. (a)	3,800	16,378
Select Medical Holdings Corp.	36,234	538,075
Sonida Senior Living, Inc. (a)(b)	1,900	61,959
Surgery Partners, Inc. (a)(b)	26,595	410,893
Talkspace, Inc. (a)(b)	48,900	177,507
Tenet Healthcare Corp. (a)	29,022	5,767,252
U.S. Physical Therapy, Inc.	5,022	392,168
Viemed Healthcare, Inc. (a)	13,200	98,076
		42,691,585
HEALTH CARE REITs — 0.7%
American Healthcare REIT, Inc.	55,800	2,625,948
CareTrust REIT, Inc. (b)	74,028	2,676,853
Community Healthcare Trust, Inc. REIT	8,647	141,984
Diversified Healthcare Trust REIT	72,177	350,058
Global Medical REIT, Inc. (b)	4,280	144,407
Healthcare Realty Trust, Inc. REIT (b)	109,318	1,852,940
LTC Properties, Inc. REIT	14,724	506,211
Medical Properties Trust, Inc. REIT (b)	168,861	844,305
National Health Investors, Inc. REIT	15,345	1,171,898
Omega Healthcare Investors, Inc. REIT	98,307	4,358,932
Sabra Health Care REIT, Inc.	77,655	1,470,786
Sila Realty Trust, Inc. REIT	18,200	424,242
Strawberry Fields REIT, Inc.	2,800	36,680
Universal Health Realty Income Trust REIT (b)	4,088	160,290
		16,765,534
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.6%
Certara, Inc. (a)(b)	40,700	$358,567
Claritev Corp. (a)(b)	2,600	111,150
Definitive Healthcare Corp. (a)(b)	10,800	30,996
Doximity, Inc. Class A (a)	44,600	1,974,888
Evolent Health, Inc. Class A (a)(b)	37,765	151,060
Health Catalyst, Inc. (a)(b)	19,100	45,649
HealthStream, Inc.	7,799	179,923
HeartFlow, Inc. (a)	6,500	189,475
LifeMD, Inc. (a)(b)	12,700	43,307
OptimizeRx Corp. (a)(b)	4,896	60,025
Phreesia, Inc. (a)	18,800	318,096
Schrodinger, Inc. (a)(b)	18,608	332,711
Simulations Plus, Inc. (a)(b)	5,197	94,741
Teladoc Health, Inc. (a)(b)	57,704	403,928
TruBridge, Inc. (a)(b)	3,100	68,417
Veeva Systems, Inc. Class A (a)	49,716	11,098,103
Waystar Holding Corp. (a)(b)	36,067	1,181,194
		16,642,230
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc. (b)	73,900	875,715
Braemar Hotels & Resorts, Inc. REIT (b)	21,000	60,270
Chatham Lodging Trust REIT	17,060	116,178
DiamondRock Hospitality Co. REIT	68,500	613,760
Park Hotels & Resorts, Inc. REIT (b)	67,834	709,544
Pebblebrook Hotel Trust REIT (b)	39,157	443,257
RLJ Lodging Trust REIT (b)	46,555	346,835
Ryman Hospitality Properties, Inc. REIT	20,424	1,932,519
Service Properties Trust REIT (b)	50,974	93,792
Summit Hotel Properties, Inc. REIT	34,600	168,502
Sunstone Hotel Investors, Inc. REIT	60,519	541,040
Xenia Hotels & Resorts, Inc. REIT	33,000	466,620
		6,368,032
HOTELS, RESTAURANTS & LEISURE — 2.9%
Accel Entertainment, Inc. (a)	17,100	195,111
Aramark	86,695	3,195,578
Bally's Corp. (a)	2,800	46,256
Biglari Holdings, Inc. Class B (a)(b)	234	77,789
BJ's Restaurants, Inc. (a)	6,606	260,276
Black Rock Coffee Bar, Inc. Class A (a)	5,500	122,375
Bloomin' Brands, Inc.	28,293	174,568
Boyd Gaming Corp.	18,498	1,576,770
Brightstar Lottery PLC (b)	35,835	554,726
Brinker International, Inc. (a)	14,618	2,097,975

See accompanying notes to financial statements.
186

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Caesars Entertainment, Inc. (a)(b)	68,600	$1,604,554
Cava Group, Inc. (a)(b)	33,200	1,948,508
Cheesecake Factory, Inc. (b)	15,055	759,976
Choice Hotels International, Inc. (b)	9,056	862,675
Churchill Downs, Inc.	22,016	2,504,980
Cracker Barrel Old Country Store, Inc.	7,108	180,543
Dave & Buster's Entertainment, Inc. (a)	8,616	139,665
Denny's Corp. (a)(b)	16,041	99,775
Dine Brands Global, Inc. (b)	4,730	152,022
DraftKings, Inc. Class A (a)	161,823	5,576,421
Dutch Bros, Inc. Class A (a)	39,478	2,416,843
El Pollo Loco Holdings, Inc. (a)(b)	9,500	99,370
First Watch Restaurant Group, Inc. (a)(b)	18,000	271,440
Flutter Entertainment PLC (a)(b)	53,160	11,431,526
Genius Sports Ltd. (a)	72,100	794,542
Global Business Travel Group I (a)(b)	42,800	327,420
Golden Entertainment, Inc.	6,025	163,820
Hilton Grand Vacations, Inc. (a)	19,671	880,277
Hyatt Hotels Corp. Class A (b)	13,559	2,173,779
Inspired Entertainment, Inc. (a)(b)	8,700	81,432
Jack in the Box, Inc. (b)	5,997	113,643
Krispy Kreme, Inc.	26,200	105,324
Kura Sushi USA, Inc. Class A (a)(b)	2,000	104,660
Life Time Group Holdings, Inc. (a)	49,400	1,313,052
Lindblad Expeditions Holdings, Inc. (a)	12,689	182,975
Marriott Vacations Worldwide Corp. (b)	9,240	533,056
Monarch Casino & Resort, Inc.	4,100	392,370
Nathan's Famous, Inc.	1,100	102,927
Navan, Inc. Class A (a)	12,500	213,500
Papa John's International, Inc. (b)	10,888	419,079
Penn Entertainment, Inc. (a)(b)	49,000	722,750
Planet Fitness, Inc. Class A (a)	27,939	3,030,543
Portillo's, Inc. Class A (a)(b)	19,700	89,438
Pursuit Attractions & Hospitality, Inc. (a)(b)	6,854	230,843
RCI Hospitality Holdings, Inc. (b)	2,600	61,984
Red Rock Resorts, Inc. Class A	16,086	996,528
Restaurant Brands International, Inc. (b)	108,700	7,416,601
Rush Street Interactive, Inc. (a)	30,000	582,900
Sabre Corp. (a)	123,635	168,144
Serve Robotics, Inc. (a)(b)	20,700	214,866
Shake Shack, Inc. Class A (a)	12,765	1,036,135
Security Description	Shares	Value
Six Flags Entertainment Corp. (a)(b)	31,720	$486,585
Super Group SGHC Ltd.	52,500	627,375
Sweetgreen, Inc. Class A (a)(b)	34,799	235,241
Target Hospitality Corp. (a)	10,439	83,616
Texas Roadhouse, Inc.	22,077	3,664,782
Travel & Leisure Co.	20,500	1,445,865
United Parks & Resorts, Inc. (a)(b)	9,117	330,947
Vail Resorts, Inc. (b)	11,546	1,533,309
Viking Holdings Ltd. (a)	58,600	4,184,626
Wendy's Co. (b)	52,658	438,641
Wingstop, Inc. (b)	9,285	2,214,380
Wyndham Hotels & Resorts, Inc.	24,516	1,852,429
Xponential Fitness, Inc. Class A (a)(b)	9,100	74,893
		75,974,999
HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc. (b)	2,100	35,196
Beazer Homes USA, Inc. (a)	8,996	182,349
Cavco Industries, Inc. (a)	2,556	1,509,931
Century Communities, Inc.	8,651	513,437
Champion Homes, Inc. (a)	18,537	1,566,377
Cricut, Inc. Class A (b)	14,500	71,775
Dream Finders Homes, Inc. Class A (a)(b)	9,500	162,450
Ethan Allen Interiors, Inc.	7,200	164,448
Flexsteel Industries, Inc. (b)	1,100	43,439
Green Brick Partners, Inc. (a)	10,402	651,789
Hamilton Beach Brands Holding Co. Class A (b)	2,500	41,125
Helen of Troy Ltd. (a)(b)	7,764	164,985
Hovnanian Enterprises, Inc. Class A (a)	1,500	146,310
Installed Building Products, Inc. (b)	7,634	1,980,183
KB Home	21,200	1,195,892
La-Z-Boy, Inc.	13,433	500,648
Legacy Housing Corp. (a)(b)	2,920	56,998
Leggett & Platt, Inc.	43,200	475,200
LGI Homes, Inc. (a)	7,125	306,090
Lovesac Co. (a)(b)	4,487	66,183
M/I Homes, Inc. (a)	8,591	1,099,219
Meritage Homes Corp.	23,134	1,522,217
Mohawk Industries, Inc. (a)	17,000	1,858,100
Newell Brands, Inc.	140,800	523,776
SharkNinja, Inc. (a)(b)	27,991	3,132,193
Somnigroup International, Inc.	67,305	6,008,990
Sonos, Inc. (a)	39,030	685,367
Taylor Morrison Home Corp. (a)	31,158	1,834,272
Toll Brothers, Inc.	31,984	4,324,877
TopBuild Corp. (a)(b)	9,328	3,891,548
Traeger, Inc. (a)(b)	10,400	11,232
Tri Pointe Homes, Inc. (a)	28,083	883,772

See accompanying notes to financial statements.
187

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Whirlpool Corp.	17,900	$1,291,306
		36,901,674
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (a)(b)	2,800	90,020
Central Garden & Pet Co. Class A (a)	16,751	488,962
Energizer Holdings, Inc. (b)	21,158	420,833
Oil-Dri Corp. of America	3,100	151,714
Reynolds Consumer Products, Inc.	18,200	417,144
Spectrum Brands Holdings, Inc.	7,669	453,084
WD-40 Co.	4,453	876,796
		2,898,553
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. (b)	45,269	1,735,613
Clearway Energy, Inc. Class A	12,826	402,993
Clearway Energy, Inc. Class C	26,200	871,412
Hallador Energy Co. (a)(b)	10,600	201,824
Montauk Renewables, Inc. (a)(b)	18,900	31,563
Ormat Technologies, Inc.	19,892	2,197,469
Talen Energy Corp. (a)(b)	15,140	5,675,078
		11,115,952
INDUSTRIAL CONGLOMERATES — 0.0% *
Brookfield Business Corp. Class A (b)	7,600	272,688
INDUSTRIAL REITs — 0.6%
Americold Realty Trust, Inc. REIT (b)	95,566	1,228,979
EastGroup Properties, Inc. REIT	17,658	3,145,596
First Industrial Realty Trust, Inc. REIT	42,715	2,446,288
Industrial Logistics Properties Trust REIT (b)	17,000	94,180
Innovative Industrial Properties, Inc. REIT	9,033	427,803
Lineage, Inc. REIT (b)	23,872	835,520
LXP Industrial Trust REIT	19,020	943,012
Plymouth Industrial REIT, Inc.	13,900	304,132
Rexford Industrial Realty, Inc. REIT (b)	77,743	3,010,209
STAG Industrial, Inc. REIT	62,145	2,284,450
Terreno Realty Corp. REIT (b)	33,724	1,979,936
		16,700,105
INSURANCE — 3.0%
Abacus Global Management, Inc. (b)	12,700	108,585
American Coastal Insurance Corp. Class C (b)	7,700	97,251
American Financial Group, Inc.	21,993	3,006,003
American Integrity Insurance Group, Inc. (a)	2,400	49,992
AMERISAFE, Inc.	6,034	231,766
Security Description	Shares	Value
Aspen Insurance Holdings Ltd. Class A (a)(b)	5,000	$185,500
Assured Guaranty Ltd.	15,119	1,358,745
Ategrity Specialty Holdings LLC (a)	1,900	39,919
Axis Capital Holdings Ltd.	24,999	2,677,143
Baldwin Insurance Group, Inc. (a)(b)	23,405	562,422
Bowhead Specialty Holdings, Inc. (a)(b)	5,900	168,386
Brighthouse Financial, Inc. (a)	18,973	1,229,261
Citizens, Inc. (a)(b)	13,900	67,137
CNA Financial Corp. (b)	7,291	348,072
CNO Financial Group, Inc.	31,279	1,328,419
Crawford & Co. Class A	4,900	55,125
Donegal Group, Inc. Class A	5,739	114,665
eHealth, Inc. (a)(b)	8,000	36,800
Employers Holdings, Inc.	7,700	332,409
F&G Annuities & Life, Inc. (b)	12,050	371,742
Fidelis Insurance Holdings Ltd.	19,000	371,830
Fidelity National Financial, Inc.	85,608	4,673,341
First American Financial Corp.	32,314	1,985,372
Genworth Financial, Inc. (a)	132,982	1,200,827
GoHealth, Inc. Class A (a)(b)	1,500	3,225
Goosehead Insurance, Inc. Class A (b)	7,719	568,504
Greenlight Capital Re Ltd. Class A (a)(b)	8,696	126,788
Hamilton Insurance Group Ltd. Class B (a)	15,000	418,500
Hanover Insurance Group, Inc.	11,835	2,163,083
HCI Group, Inc.	3,573	684,908
Heritage Insurance Holdings, Inc. (a)	8,100	237,006
Hippo Holdings, Inc. (a)(b)	5,635	169,501
Horace Mann Educators Corp.	13,200	609,576
Investors Title Co. (b)	443	110,591
James River Group Holdings, Inc.	11,900	75,684
Kemper Corp.	20,907	847,570
Kestrel Group Ltd. (a)(b)	994	10,179
Kingstone Cos., Inc. (b)	3,300	55,539
Kingsway Financial Services, Inc. (a)(b)	7,500	100,875
Kinsale Capital Group, Inc.	7,389	2,889,986
Lemonade, Inc. (a)(b)	19,900	1,416,482
Lincoln National Corp.	57,300	2,551,569
Markel Group, Inc. (a)	4,195	9,017,782
MBIA, Inc. (a)(b)	15,697	112,390
Mercury General Corp.	8,937	840,614
NI Holdings, Inc. (a)	2,500	33,250
Octave Specialty Group, Inc. (a)	14,294	111,207
Old Republic International Corp.	75,962	3,466,906
Oscar Health, Inc. Class A (a)	64,829	931,593
Palomar Holdings, Inc. (a)	8,710	1,173,760
Primerica, Inc.	10,744	2,775,820
ProAssurance Corp. (a)	16,605	401,177

See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Reinsurance Group of America, Inc.	21,991	$4,474,289
RenaissanceRe Holdings Ltd.	15,075	4,238,487
RLI Corp.	27,185	1,739,296
Root, Inc. Class A (a)(b)	4,000	288,920
Ryan Specialty Holdings, Inc.	35,450	1,830,283
Safety Insurance Group, Inc.	4,768	371,475
Selective Insurance Group, Inc.	19,798	1,656,499
Selectquote, Inc. (a)(b)	42,903	60,493
SiriusPoint Ltd. (a)	34,000	744,260
Skyward Specialty Insurance Group, Inc. (a)	11,900	608,209
Slide Insurance Holdings, Inc. (a)	8,600	167,528
Stewart Information Services Corp.	9,265	650,959
Tiptree, Inc.	8,200	149,814
Trupanion, Inc. (a)(b)	12,000	448,440
United Fire Group, Inc.	6,663	242,200
Universal Insurance Holdings, Inc.	8,217	277,735
Unum Group	56,333	4,365,807
White Mountains Insurance Group Ltd.	831	1,726,843
		76,546,314
INTERACTIVE MEDIA & SERVICES — 0.9%
Angi, Inc. (a)(b)	12,674	163,875
Arena Group Holdings, Inc. (a)	4,500	18,000
Bumble, Inc. Class A (a)(b)	22,100	78,897
Cargurus, Inc. (a)	27,000	1,035,450
Cars.com, Inc. (a)(b)	18,000	219,600
EverQuote, Inc. Class A (a)	9,435	254,745
fuboTV, Inc. Class A (a)(b)	111,500	280,980
Getty Images Holdings, Inc. (a)(b)	32,078	42,985
Grindr, Inc. (a)(b)	10,400	140,816
IAC, Inc. (a)	22,337	873,377
MediaAlpha, Inc. Class A (a)(b)	11,003	142,489
Nextdoor Holdings, Inc. (a)(b)	73,300	153,930
Pinterest, Inc. Class A (a)	196,837	5,096,110
QuinStreet, Inc. (a)	18,798	270,127
Reddit, Inc. Class A (a)	41,800	9,608,566
Rumble, Inc. (a)(b)	33,800	213,616
Shutterstock, Inc. (b)	8,010	152,991
Teads Holding Co. (a)(b)	13,600	9,573
Travelzoo (a)(b)	1,600	11,392
TripAdvisor, Inc. (a)(b)	37,700	548,912
TrueCar, Inc. (a)	25,266	57,101
Trump Media & Technology Group Corp. (a)	54,500	721,580
Webtoon Entertainment, Inc. (a)(b)	5,600	72,968
Yelp, Inc. (a)	20,191	613,604
Ziff Davis, Inc. (a)(b)	13,606	478,251
ZipRecruiter, Inc. Class A (a)	23,049	89,891
Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a)	88,600	$901,062
		22,250,888
IT SERVICES — 3.1%
Amdocs Ltd.	36,335	2,925,331
Applied Digital Corp. (a)(b)	78,300	1,919,916
ASGN, Inc. (a)	13,535	651,981
Backblaze, Inc. Class A (a)	16,900	78,754
BigBear.ai Holdings, Inc. (a)(b)	142,900	771,660
Cloudflare, Inc. Class A (a)	105,532	20,805,634
Commerce.com, Inc. (a)(b)	22,600	93,112
Crexendo, Inc. (a)	6,700	43,349
CSP, Inc. (b)	2,900	36,250
DigitalOcean Holdings, Inc. (a)(b)	22,400	1,077,888
DXC Technology Co. (a)	59,000	864,350
Fastly, Inc. Class A (a)(b)	45,743	465,664
Globant SA (a)(b)	14,694	960,547
Grid Dynamics Holdings, Inc. (a)	22,000	198,660
Hackett Group, Inc.	7,690	150,955
Information Services Group, Inc. (b)	10,800	62,424
Kyndryl Holdings, Inc. (a)	77,161	2,049,396
MongoDB, Inc. (a)	26,570	11,151,163
Okta, Inc. (a)	55,788	4,823,988
Rackspace Technology, Inc. (a)(b)	30,500	29,612
Snowflake, Inc. (a)	110,569	24,254,416
TSS, Inc. (a)(b)	6,100	43,127
Tucows, Inc. Class A (a)(b)	2,476	55,512
Twilio, Inc. Class A (a)	47,113	6,701,353
Unisys Corp. (a)	20,800	57,408
VTEX Class A (a)	17,900	67,304
Whitefiber, Inc. (a)	3,600	56,880
		80,396,634
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	8,972	716,145
American Outdoor Brands, Inc. (a)(b)	3,500	27,055
Brunswick Corp.	21,779	1,616,873
Clarus Corp. (b)	8,665	29,028
Escalade, Inc.	3,200	43,168
Funko, Inc. Class A (a)(b)	14,350	48,790
JAKKS Pacific, Inc. (b)	2,600	43,888
Johnson Outdoors, Inc. Class A	1,780	75,561
Latham Group, Inc. (a)(b)	14,700	93,345
Malibu Boats, Inc. Class A (a)(b)	6,565	185,199
Marine Products Corp. (b)	3,280	28,733
MasterCraft Boat Holdings, Inc. (a)(b)	5,065	95,779
Mattel, Inc. (a)	103,997	2,063,300
Outdoor Holding Co. (a)(b)	30,400	51,984
Peloton Interactive, Inc. Class A (a)(b)	129,403	797,122
Polaris, Inc. (b)	17,203	1,088,090
Smith & Wesson Brands, Inc.	13,626	134,489

See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	5,085	$166,025
Topgolf Callaway Brands Corp. (a)(b)	42,741	498,787
YETI Holdings, Inc. (a)(b)	27,062	1,195,329
		8,998,690
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a)	36,045	587,894
Adaptive Biotechnologies Corp. (a)	49,100	797,384
Alpha Teknova, Inc. (a)(b)	3,200	12,160
Atlantic International Corp. (a)	3,000	3,990
Avantor, Inc. (a)	220,551	2,527,514
Azenta, Inc. (a)(b)	13,841	460,352
BioLife Solutions, Inc. (a)	13,220	319,659
Bio-Rad Laboratories, Inc. Class A (a)(b)	6,220	1,884,598
Bruker Corp.	34,534	1,626,897
Codexis, Inc. (a)(b)	33,021	53,824
CryoPort, Inc. (a)(b)	16,500	158,400
Cytek Biosciences, Inc. (a)(b)	37,600	189,880
Fortrea Holdings, Inc. (a)	29,700	512,325
Ginkgo Bioworks Holdings, Inc. (a)(b)	14,300	118,833
Illumina, Inc. (a)	51,200	6,715,392
Lifecore Biomedical, Inc. (a)(b)	9,600	78,528
Maravai LifeSciences Holdings, Inc. Class A (a)(b)	34,800	113,100
MaxCyte, Inc. (a)	33,400	51,770
Medpace Holdings, Inc. (a)	7,441	4,179,238
Mesa Laboratories, Inc.	1,598	125,443
Niagen Bioscience, Inc. (a)(b)	17,200	109,392
OmniAb, Inc. (a)(c)	31,856	58,934
Pacific Biosciences of California, Inc. (a)	86,321	161,420
Personalis, Inc. (a)(b)	16,400	130,544
Qiagen NV (b)	72,120	3,243,236
Quanterix Corp. (a)(b)	13,800	87,768
Quantum-Si, Inc. (a)	49,500	54,450
Repligen Corp. (a)	17,617	2,886,722
Sotera Health Co. (a)	67,500	1,190,700
Standard BioTools, Inc. (a)(b)	93,200	119,296
Tempus AI, Inc. (a)(b)	32,400	1,913,220
		30,472,863
MACHINERY — 3.4%
3D Systems Corp. (a)(b)	40,865	72,331
Aebi Schmidt Holding AG (b)	11,535	145,918
AGCO Corp.	20,621	2,151,183
AirJoule Technologies Corp. (a)(b)	8,700	34,278
Alamo Group, Inc.	3,389	568,911
Albany International Corp. Class A	10,071	510,600
Alliance Laundry Holdings, Inc. (a)	14,500	295,075
Allison Transmission Holdings, Inc.	27,843	2,725,830
Security Description	Shares	Value
Astec Industries, Inc.	7,506	$325,160
Atmus Filtration Technologies, Inc.	27,437	1,424,255
Blue Bird Corp. (a)	10,522	494,534
Chart Industries, Inc. (a)	14,770	3,046,017
CNH Industrial NV	291,926	2,691,558
Columbus McKinnon Corp.	9,048	156,078
Crane Co.	16,348	3,015,062
Donaldson Co., Inc.	38,727	3,433,536
Douglas Dynamics, Inc.	7,173	234,198
Eastern Co. (b)	1,500	29,535
Energy Recovery, Inc. (a)	16,800	226,632
Enerpac Tool Group Corp.	17,691	676,504
Enpro, Inc.	6,945	1,487,133
Esab Corp.	18,872	2,108,380
ESCO Technologies, Inc.	8,528	1,666,286
Federal Signal Corp.	19,713	2,140,635
Flowserve Corp.	42,357	2,938,729
Franklin Electric Co., Inc.	12,915	1,233,770
Gates Industrial Corp. PLC (a)	85,400	1,833,538
Gencor Industries, Inc. (a)	3,300	42,768
Gorman-Rupp Co.	6,700	319,925
Graco, Inc.	55,182	4,523,268
Graham Corp. (a)	3,600	231,228
Greenbrier Cos., Inc.	9,894	462,446
Helios Technologies, Inc.	10,948	585,608
Hillenbrand, Inc.	23,468	744,405
Hillman Solutions Corp. (a)	66,000	571,560
Hyster-Yale, Inc. (b)	3,675	109,184
ITT, Inc.	28,154	4,885,000
JBT Marel Corp. (b)	17,191	2,590,168
Kadant, Inc. (b)	3,870	1,103,027
Kennametal, Inc.	24,817	705,051
L.B. Foster Co. Class A (a)(b)	3,400	91,630
Lincoln Electric Holdings, Inc.	17,856	4,279,012
Lindsay Corp.	3,475	409,598
Luxfer Holdings PLC (b)	8,431	114,071
Manitowoc Co., Inc. (a)	10,675	127,993
Mayville Engineering Co., Inc. (a)(b)	5,500	102,960
Microvast Holdings, Inc. (a)(b)	62,700	175,560
Middleby Corp. (a)(b)	15,997	2,378,274
Miller Industries, Inc.	3,465	129,487
Mueller Industries, Inc. (b)	36,068	4,140,606
Mueller Water Products, Inc. Class A	51,322	1,222,490
Omega Flex, Inc.	1,451	42,717
Oshkosh Corp.	20,946	2,631,446
Palladyne AI Corp. (a)(b)	10,700	45,582
Park-Ohio Holdings Corp.	3,500	73,290
Proto Labs, Inc. (a)	7,785	393,843
RBC Bearings, Inc. (a)	10,342	4,637,663
REV Group, Inc.	15,900	966,879
Richtech Robotics, Inc. Class B (a)	50,700	163,761
SPX Technologies, Inc. (a)	15,681	3,137,141

See accompanying notes to financial statements.
190

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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Standex International Corp. (b)	3,919	$851,520
Tennant Co.	6,324	466,079
Terex Corp.	21,392	1,141,905
Timken Co.	20,858	1,754,784
Titan International, Inc. (a)(b)	15,900	124,497
Toro Co.	32,794	2,581,544
Trinity Industries, Inc.	26,669	705,128
Wabash National Corp.	13,487	116,663
Watts Water Technologies, Inc. Class A	8,902	2,457,130
Worthington Enterprises, Inc.	10,372	534,884
		88,537,441
MARINE — 0.2%
Costamare Bulkers Holdings Ltd. (a)(b)	2,739	42,208
Costamare, Inc.	14,700	232,113
Genco Shipping & Trading Ltd. (b)	10,600	195,358
Himalaya Shipping Ltd. (a)(b)	9,700	88,270
Kirby Corp. (a)	18,553	2,044,170
Matson, Inc.	10,555	1,304,070
Pangaea Logistics Solutions Ltd.	9,500	65,360
Safe Bulkers, Inc.	18,060	87,049
		4,058,598
MEDIA — 0.7%
Advantage Solutions, Inc. (a)(b)	31,900	28,072
AMC Networks, Inc. Class A (a)(b)	10,020	95,390
Boston Omaha Corp. Class A (a)(b)	6,665	82,446
Cable One, Inc. (b)	1,792	202,227
DoubleVerify Holdings, Inc. (a)	48,000	549,120
EchoStar Corp. Class A (a)(b)	44,163	4,800,518
Emerald Holding, Inc. (b)	4,800	21,456
Entravision Communications Corp. Class A (b)	18,800	55,084
EW Scripps Co. Class A (a)(b)	20,640	82,354
Gambling.com Group Ltd. (a)(b)	5,183	28,299
Gray Media, Inc. (b)	29,577	143,153
Ibotta, Inc. Class A (a)(b)	4,200	95,466
iHeartMedia, Inc. Class A (a)	41,100	170,976
John Wiley & Sons, Inc. Class A	13,140	402,478
Liberty Broadband Corp. Class A (a)	5,564	268,630
Liberty Broadband Corp. Class C (a)	38,332	1,862,935
Magnite, Inc. (a)(b)	45,727	742,149
National CineMedia, Inc. (b)	22,000	85,580
New York Times Co. Class A	53,395	3,706,681
Newsmax, Inc. (a)(b)	15,900	122,907
Nexstar Media Group, Inc.	9,398	1,908,264
Nexxen International Ltd. (a)	11,100	72,594
NIQ Global Intelligence PLC (a)	15,600	257,244
Optimum Communications, Inc. Class A (a)(b)	91,600	151,140
PubMatic, Inc. Class A (a)(b)	14,300	126,841
Security Description	Shares	Value
Scholastic Corp. (b)	6,429	$190,491
Sinclair, Inc. (b)	12,462	190,669
Sirius XM Holdings, Inc. (b)	63,897	1,277,621
Stagwell, Inc. (a)(b)	36,700	179,463
TechTarget, Inc. (a)(b)	8,400	45,360
TEGNA, Inc.	52,683	1,022,577
Thryv Holdings, Inc. (a)(b)	12,000	72,600
USA TODAY Co., Inc. (a)(b)	44,914	231,307
		19,272,092
METALS & MINING — 2.4%
Alcoa Corp.	86,205	4,580,934
Alpha Metallurgical Resources, Inc. (a)	3,900	779,532
American Battery Technology Co. (a)(b)	37,400	124,916
Anglogold Ashanti PLC	169,600	14,463,488
Ascent Industries Co. (a)	2,900	46,951
Caledonia Mining Corp. PLC	5,200	136,084
Century Aluminum Co. (a)	17,500	685,650
Cleveland-Cliffs, Inc. (a)	186,993	2,483,267
Coeur Mining, Inc. (a)	211,142	3,764,662
Commercial Metals Co.	36,347	2,515,939
Compass Minerals International, Inc. (a)(b)	11,614	228,099
Constellium SE (a)	45,600	859,560
Contango ORE, Inc. (a)(b)	3,700	97,717
Critical Metals Corp. (a)(b)	14,900	103,406
Dakota Gold Corp. (a)	29,900	169,832
Ferroglobe PLC (a)(c)(d)	2,200	—
Ferroglobe PLC (c)	39,400	182,816
Friedman Industries, Inc.	1,800	36,882
Hecla Mining Co.	207,216	3,976,475
Idaho Strategic Resources, Inc. (a)(b)	4,700	189,410
Ivanhoe Electric, Inc. (a)(b)	35,200	562,496
Kaiser Aluminum Corp.	5,233	601,062
Lifezone Metals Ltd. (a)(b)	8,100	34,587
Materion Corp.	6,755	839,782
Metallus, Inc. (a)(b)	11,814	202,728
MP Materials Corp. (a)(b)	43,600	2,202,672
NioCorp Developments Ltd. (a)(b)	35,400	187,620
Novagold Resources, Inc. (a)(b)	99,500	927,340
Olympic Steel, Inc.	3,300	141,191
Perpetua Resources Corp. (a)(b)	28,000	677,880
Ramaco Resources, Inc. Class A (a)(b)	13,700	246,600
Reliance, Inc.	17,341	5,009,295
Royal Gold, Inc.	27,327	6,074,519
Ryerson Holding Corp. (b)	8,500	213,860
Southern Copper Corp. (b)	28,081	4,028,781
SSR Mining, Inc. (a)	66,800	1,464,256
SunCoke Energy, Inc.	26,800	192,960
Tredegar Corp. (a)	9,107	65,388
U.S. Antimony Corp. (a)(b)	39,200	196,784
U.S. Gold Corp. (a)(b)	3,600	69,876

See accompanying notes to financial statements.
191

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
U.S. Goldmining, Inc. (a)	1,500	$13,230
USA Rare Earth, Inc. (a)	29,200	347,480
Vox Royalty Corp. (b)	20,200	95,748
Warrior Met Coal, Inc.	17,238	1,519,874
Worthington Steel, Inc.	11,072	383,313
		61,724,942
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
ACRES Commercial Realty Corp. REIT (a)(b)	2,200	46,948
Adamas Trust, Inc. REIT (b)	26,671	194,698
Advanced Flower Capital, Inc. REIT (b)	6,300	17,955
AGNC Investment Corp. REIT (b)	359,979	3,858,975
Angel Oak Mortgage REIT, Inc. (b)	5,480	47,183
Annaly Capital Management, Inc. REIT	227,425	5,085,223
Apollo Commercial Real Estate Finance, Inc. REIT	45,749	442,850
Arbor Realty Trust, Inc. REIT	64,400	499,744
ARES Commercial Real Estate Corp. REIT (b)	17,500	83,650
ARMOUR Residential REIT, Inc. (b)	37,759	667,957
Blackstone Mortgage Trust, Inc. Class A REIT	52,866	1,011,327
BrightSpire Capital, Inc. REIT (b)	44,100	246,960
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,900	84,594
Chimera Investment Corp. REIT (b)	25,515	317,151
Claros Mortgage Trust, Inc. REIT (a)(b)	30,700	93,942
Dynex Capital, Inc. REIT (b)	47,400	664,074
Ellington Financial, Inc. REIT (b)	31,705	430,554
Franklin BSP Realty Trust, Inc. REIT	26,334	264,130
Invesco Mortgage Capital, Inc. REIT	22,301	187,551
KKR Real Estate Finance Trust, Inc. REIT (b)	18,500	152,070
Ladder Capital Corp. REIT	38,139	419,148
Lument Finance Trust, Inc. REIT	20,500	28,905
MFA Financial, Inc. REIT (b)	32,534	302,892
Nexpoint Real Estate Finance, Inc. REIT (b)	2,400	33,792
Orchid Island Capital, Inc. REIT (b)	50,020	360,144
PennyMac Mortgage Investment Trust REIT (b)	27,524	345,426
Ready Capital Corp. REIT (b)	50,875	110,907
Redwood Trust, Inc. REIT	47,100	260,463
Rithm Capital Corp. REIT	185,611	2,023,160
Rithm Property Trust, Inc. REIT (b)	2,500	41,450
Security Description	Shares	Value
Seven Hills Realty Trust REIT (b)	8,049	$71,636
Sunrise Realty Trust, Inc. REIT (b)	3,199	30,167
TPG Mortgage Investment Trust, Inc. REIT (b)	9,100	77,532
TPG RE Finance Trust, Inc. REIT	21,552	185,563
Two Harbors Investment Corp. REIT (b)	34,389	361,084
Starwood Property Trust, Inc. REIT (b)	114,304	2,058,615
		21,108,420
MULTI-UTILITIES — 0.2%
Avista Corp.	26,700	1,029,018
Black Hills Corp.	23,805	1,652,543
Northwestern Energy Group, Inc.	20,055	1,294,350
Unitil Corp.	6,038	292,481
		4,268,392
OFFICE REITs — 0.4%
Brandywine Realty Trust REIT (b)	53,100	155,052
City Office REIT, Inc. (b)	13,200	92,268
COPT Defense Properties REIT	36,900	1,025,820
Cousins Properties, Inc. REIT	55,356	1,427,078
Douglas Emmett, Inc. REIT	52,337	575,184
Easterly Government Properties, Inc. REIT	13,780	291,998
Empire State Realty Trust, Inc. Class A REIT (b)	44,624	290,949
Franklin Street Properties Corp. REIT (b)	26,800	25,347
Highwoods Properties, Inc. REIT	36,070	931,327
Hudson Pacific Properties, Inc. REIT (a)	16,862	182,616
JBG SMITH Properties REIT (b)	19,622	333,770
Kilroy Realty Corp. REIT (b)	39,163	1,463,521
NET Lease Office Properties REIT (b)	5,199	134,082
Peakstone Realty Trust REIT (b)	12,400	177,940
Piedmont Realty Trust, Inc. REIT	40,705	339,480
Postal Realty Trust, Inc. Class A REIT	7,500	121,050
SL Green Realty Corp. REIT	23,784	1,090,972
Vornado Realty Trust REIT	58,900	1,960,192
		10,618,646
OIL, GAS & CONSUMABLE FUELS — 2.7%
Antero Midstream Corp.	110,900	1,972,911
Antero Resources Corp. (a)	96,474	3,324,494
Ardmore Shipping Corp.	11,000	116,490
BKV Corp. (a)(b)	7,010	190,321
California Resources Corp.	25,323	1,132,191
Calumet, Inc. (a)(b)	22,500	447,075
Centrus Energy Corp. Class A (a)(b)	5,520	1,340,035
Cheniere Energy, Inc.	71,799	13,957,008

See accompanying notes to financial statements.
192

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Chord Energy Corp.	18,944	$1,756,109
Civitas Resources, Inc.	30,546	827,491
Clean Energy Fuels Corp. (a)	54,200	113,820
CNX Resources Corp. (a)(b)	43,216	1,589,052
Comstock Resources, Inc. (a)(b)	24,500	567,910
Core Natural Resources, Inc.	16,970	1,502,015
Crescent Energy Co. Class A (b)	76,819	644,511
CVR Energy, Inc. (a)	10,000	254,400
Delek U.S. Holdings, Inc.	19,804	587,387
DHT Holdings, Inc.	44,571	544,212
Diversified Energy Co.	20,100	291,048
Dorian LPG Ltd.	12,258	298,360
DT Midstream, Inc.	33,689	4,031,900
Empire Petroleum Corp. (a)(b)	4,800	14,592
Encore Energy Corp. (a)	57,900	143,592
Energy Fuels, Inc. (a)(b)	74,901	1,089,061
Epsilon Energy Ltd. (b)	7,500	34,800
Evolution Petroleum Corp. (b)	11,300	40,002
Excelerate Energy, Inc. Class A	7,700	215,985
FLEX LNG Ltd. (a)	9,900	247,005
FutureFuel Corp. (b)	7,700	24,563
Gevo, Inc. (a)	71,800	143,600
Golar LNG Ltd.	32,361	1,204,153
Granite Ridge Resources, Inc. (b)	16,900	79,430
Green Plains, Inc. (a)	21,838	214,012
Gulfport Energy Corp. (a)	5,200	1,081,548
HF Sinclair Corp.	52,400	2,414,592
HighPeak Energy, Inc. (b)	5,200	24,648
Infinity Natural Resources, Inc. Class A (a)	5,200	76,596
International Seaways, Inc. (b)	13,218	641,734
Kinetik Holdings, Inc. (b)	14,700	529,935
Kolibri Global Energy, Inc. (a)(b)	9,300	36,549
Kosmos Energy Ltd. (a)(b)	153,300	139,104
Lightbridge Corp. (a)(b)	8,800	111,232
Magnolia Oil & Gas Corp. Class A	60,400	1,322,156
Matador Resources Co.	38,602	1,638,269
Murphy Oil Corp. (b)	43,700	1,365,625
NACCO Industries, Inc. Class A	1,500	73,560
Navigator Holdings Ltd. (b)	10,500	181,860
New Fortress Energy, Inc. (a)(b)	56,000	63,840
NextDecade Corp. (a)(b)	45,300	238,731
NextNRG, Inc. (a)(b)	8,500	12,325
Nordic American Tankers Ltd. (b)	68,440	235,434
Northern Oil & Gas, Inc. (b)	32,300	693,481
OPAL Fuels, Inc. Class A (a)	6,900	16,250
Ovintiv, Inc.	85,267	3,341,614
Par Pacific Holdings, Inc. (a)	16,289	572,395
PBF Energy, Inc. Class A	27,152	736,362
Peabody Energy Corp.	40,103	1,191,059
Permian Resources Corp. (b)	236,621	3,319,793
Prairie Operating Co. (a)(b)	9,400	15,886
PrimeEnergy Resources Corp. (a)(b)	112	19,152
Security Description	Shares	Value
Range Resources Corp.	78,572	$2,770,449
REX American Resources Corp. (a)	9,310	300,899
Riley Exploration Permian, Inc. (b)	4,550	120,120
Sable Offshore Corp. (a)	24,400	220,088
SandRidge Energy, Inc.	11,600	167,388
Scorpio Tankers, Inc.	14,888	756,757
SFL Corp. Ltd. (b)	40,400	315,524
SM Energy Co. (b)	37,712	705,214
Summit Midstream Corp. (a)(b)	3,100	82,708
Talos Energy, Inc. (a)	43,600	480,472
Teekay Corp. Ltd. (b)	17,600	158,928
Teekay Tankers Ltd. Class A (b)	7,900	422,018
Uranium Energy Corp. (a)(b)	156,500	1,827,920
VAALCO Energy, Inc. (b)	33,200	120,848
Verde Clean Fuels, Inc. (a)	300	618
Viper Energy, Inc. Class A	56,167	2,169,731
Vitesse Energy, Inc. (b)	9,651	185,878
W&T Offshore, Inc. (b)	35,000	57,050
World Kinect Corp.	17,835	417,874
XCF Global, Inc. Class A (a)	11,100	3,030
		70,316,779
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)(b)	5,007	87,122
Louisiana-Pacific Corp.	20,918	1,689,338
Magnera Corp. (a)	11,000	166,540
Sylvamo Corp.	11,300	544,095
		2,487,095
PERSONAL CARE PRODUCTS — 0.2%
Beauty Health Co. (a)(b)	36,500	50,735
BellRing Brands, Inc. (a)	41,822	1,117,902
Coty, Inc. Class A (a)(b)	112,200	345,576
Edgewell Personal Care Co.	15,479	263,917
elf Beauty, Inc. (a)(b)	18,189	1,383,091
FitLife Brands, Inc. (a)	900	14,643
Herbalife Ltd. (a)(b)	33,976	437,951
Honest Co., Inc. (a)(b)	29,800	76,884
Interparfums, Inc.	6,070	514,918
Lifevantage Corp. (b)	3,900	24,024
Medifast, Inc. (a)(b)	3,726	39,794
Nature's Sunshine Products, Inc. (a)	5,300	114,374
Nu Skin Enterprises, Inc. Class A	15,658	150,630
Olaplex Holdings, Inc. (a)(b)	43,200	57,888
USANA Health Sciences, Inc. (a)	3,304	64,857
Waldencast PLC Class A (a)	9,800	18,424
		4,675,608
PHARMACEUTICALS — 1.5%
Aardvark Therapeutics, Inc. (a)(b)	4,300	56,437
Aclaris Therapeutics, Inc. (a)(b)	30,800	92,708
Alimera Sciences, Inc. (a)(b)	7,900	316
Alumis, Inc. (a)(b)	18,764	183,137

See accompanying notes to financial statements.
193

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Amneal Pharmaceuticals, Inc. (a)	48,890	$616,014
Amphastar Pharmaceuticals, Inc. (a)	11,627	311,371
Amylyx Pharmaceuticals, Inc. (a)(b)	29,300	353,944
ANI Pharmaceuticals, Inc. (a)	6,033	476,245
Aquestive Therapeutics, Inc. (a)(b)	34,500	222,870
Arvinas, Inc. (a)	21,596	256,129
Atea Pharmaceuticals, Inc. (a)(b)	23,200	82,824
Avadel Pharmaceuticals PLC (a)	29,700	640,035
Axsome Therapeutics, Inc. (a)	13,492	2,464,179
BioAge Labs, Inc. (a)	8,600	113,778
Biote Corp. Class A (a)(b)	7,700	20,020
Collegium Pharmaceutical, Inc. (a)	10,467	484,622
Corcept Therapeutics, Inc. (a)	31,699	1,103,125
CorMedix, Inc. (a)(b)	24,300	282,609
Crinetics Pharmaceuticals, Inc. (a)(b)	29,700	1,382,535
Edgewise Therapeutics, Inc. (a)(b)	21,941	544,466
Elanco Animal Health, Inc. (a)(b)	164,056	3,712,587
Enliven Therapeutics, Inc. (a)(b)	13,168	202,787
Esperion Therapeutics, Inc. (a)(b)	76,900	284,530
Eton Pharmaceuticals, Inc. (a)(b)	8,800	148,808
Evolus, Inc. (a)(b)	17,700	117,705
EyePoint, Inc. (a)(b)	24,900	454,923
Fulcrum Therapeutics, Inc. (a)	13,600	153,816
Harmony Biosciences Holdings, Inc. (a)	14,500	542,590
Harrow, Inc. (a)(b)	10,300	504,700
Indivior PLC (a)	39,800	1,428,024
Innoviva, Inc. (a)	20,653	412,853
Jazz Pharmaceuticals PLC (a)	19,406	3,299,020
Journey Medical Corp. (a)(b)	4,800	37,008
LB Pharmaceuticals, Inc. (a)	6,500	144,690
LENZ Therapeutics, Inc. (a)(b)	5,228	83,648
Ligand Pharmaceuticals, Inc. (a)	6,336	1,197,948
Liquidia Corp. (a)(b)	21,100	727,739
Maze Therapeutics, Inc. (a)(b)	7,000	290,010
MBX Biosciences, Inc. (a)	9,400	296,476
MediWound Ltd. (a)(b)	2,900	53,534
Mind Medicine MindMed, Inc. (a)	31,100	416,429
Nuvation Bio, Inc. (a)(b)	78,800	706,048
Ocular Therapeutix, Inc. (a)	61,100	741,754
Omeros Corp. (a)(b)	22,100	379,567
Organon & Co. (b)	87,035	624,041
Pacira BioSciences, Inc. (a)	14,483	374,820
Perrigo Co. PLC (b)	45,400	631,968
Phathom Pharmaceuticals, Inc. (a)(b)	13,078	216,964
Phibro Animal Health Corp. Class A	6,500	242,840
Prestige Consumer Healthcare, Inc. (a)	16,643	1,026,707
Security Description	Shares	Value
Rapport Therapeutics, Inc. (a)	9,400	$285,196
Royalty Pharma PLC Class A	130,842	5,055,735
Septerna, Inc. (a)	7,100	197,948
SIGA Technologies, Inc.	13,000	79,430
Supernus Pharmaceuticals, Inc. (a)	17,700	879,690
Tarsus Pharmaceuticals, Inc. (a)	12,800	1,048,064
Terns Pharmaceuticals, Inc. (a)	28,200	1,139,280
Theravance Biopharma, Inc. (a)(b)	12,704	237,692
Third Harmonic Bio, Inc. (a)(b)(d)	7,600	228
Trevi Therapeutics, Inc. (a)	29,800	373,096
Tvardi Therapeutics, Inc. (a)(b)	1,400	6,020
WaVe Life Sciences Ltd. (a)(b)	38,000	646,000
Xeris Biopharma Holdings, Inc. (a)	51,300	402,705
Zevra Therapeutics, Inc. (a)(b)	20,900	187,264
		39,680,246
PROFESSIONAL SERVICES — 2.0%
Alight, Inc. Class A	146,900	286,455
Amentum Holdings, Inc. (a)(b)	53,400	1,548,600
Asure Software, Inc. (a)	8,300	78,186
Barrett Business Services, Inc.	7,956	288,087
BlackSky Technology, Inc. (a)(b)	9,942	186,413
Booz Allen Hamilton Holding Corp.	39,826	3,359,721
CACI International, Inc. Class A (a)	7,251	3,863,405
CBIZ, Inc. (a)(b)	16,100	812,245
Clarivate PLC (a)(b)	121,700	406,478
Concentrix Corp. (b)	14,874	618,461
Conduent, Inc. (a)	46,500	89,280
CRA International, Inc.	2,145	430,491
CSG Systems International, Inc.	9,192	704,934
ExlService Holdings, Inc. (a)	51,585	2,189,267
Exponent, Inc.	16,409	1,139,769
Falcon's Beyond Global, Inc. Class A (a)(b)	4,800	72,048
First Advantage Corp. (a)(b)	26,034	378,274
Forrester Research, Inc. (a)	4,200	34,104
Franklin Covey Co. (a)(b)	3,583	60,123
FTI Consulting, Inc. (a)	10,108	1,726,750
Genpact Ltd.	53,553	2,505,209
HireQuest, Inc. (b)	1,600	16,816
Huron Consulting Group, Inc. (a)	5,631	973,656
IBEX Holdings Ltd. (a)	3,600	137,448
ICF International, Inc.	5,912	504,294
Innodata, Inc. (a)(b)	10,100	514,595
Insperity, Inc. (b)	12,010	465,027
KBR, Inc.	42,194	1,696,199
Kelly Services, Inc. Class A (b)	9,895	87,076
Kforce, Inc.	6,554	202,650
Korn Ferry	17,057	1,126,103
Legalzoom.com, Inc. (a)	41,800	415,074
ManpowerGroup, Inc.	16,335	485,640
Maximus, Inc.	18,307	1,580,260

See accompanying notes to financial statements.
194

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Mistras Group, Inc. (a)(b)	5,200	$65,780
Parsons Corp. (a)(b)	17,651	1,090,832
Paylocity Holding Corp. (a)	14,597	2,226,042
Planet Labs PBC (a)(b)	78,100	1,540,132
RCM Technologies, Inc. (a)(b)	1,300	26,579
Resolute Holdings Management, Inc. (a)(b)	1,366	281,983
Resources Connection, Inc. (b)	9,700	48,888
Robert Half, Inc.	32,941	894,678
Science Applications International Corp.	15,382	1,548,352
Skillsoft Corp. (a)(b)	1,200	11,160
Spire Global, Inc. (a)(b)	8,400	63,000
SS&C Technologies Holdings, Inc.	70,381	6,152,707
TIC Solutions, Inc. (a)(b)	65,566	662,872
TransUnion	64,967	5,570,920
TriNet Group, Inc.	9,704	573,798
TrueBlue, Inc. (a)(b)	10,007	45,532
TTEC Holdings, Inc. (a)(b)	7,007	25,225
Upwork, Inc. (a)(b)	40,224	797,240
Verra Mobility Corp. (a)	52,781	1,182,822
Willdan Group, Inc. (a)	4,571	473,830
		52,265,510
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
American Realty Investors, Inc. (a)(b)	300	4,818
Anywhere Real Estate, Inc. (a)	34,095	482,785
Compass, Inc. Class A (a)	160,600	1,697,542
Cushman & Wakefield Ltd. (a)	75,506	1,222,442
Douglas Elliman, Inc. (a)(b)	23,500	55,695
eXp World Holdings, Inc. (b)	29,400	266,070
Forestar Group, Inc. (a)	6,206	152,854
FRP Holdings, Inc. (a)	4,278	97,496
Howard Hughes Holdings, Inc. (a)	10,438	832,639
Jones Lang LaSalle, Inc. (a)	15,727	5,291,664
Kennedy-Wilson Holdings, Inc.	39,857	385,417
Marcus & Millichap, Inc.	7,946	216,847
Maui Land & Pineapple Co., Inc. (a)(b)	2,431	41,181
Newmark Group, Inc. Class A	49,812	863,740
RE/MAX Holdings, Inc. Class A (a)(b)	6,800	51,612
Real Brokerage, Inc. (a)	43,300	158,045
RMR Group, Inc. Class A (b)	4,807	71,624
Seaport Entertainment Group, Inc. (a)(b)	2,357	46,598
St. Joe Co.	12,500	742,125
Stratus Properties, Inc. (a)(b)	2,400	58,032
Tejon Ranch Co. (a)(b)	6,600	104,082
Transcontinental Realty Investors, Inc. REIT (a)	600	35,172
Zillow Group, Inc. Class A (a)(b)	18,112	1,235,782
Zillow Group, Inc. Class C (a)	53,714	3,664,369
		17,778,631
Security Description	Shares	Value
RESIDENTIAL REITs — 0.6%
American Homes 4 Rent Class A REIT	114,000	$3,659,400
Apartment Investment & Management Co. Class A REIT	41,900	248,886
BRT Apartments Corp. REIT (b)	3,400	49,980
Centerspace REIT (b)	5,465	364,625
Clipper Realty, Inc. REIT (b)	4,693	17,927
Elme Communities REIT	29,002	504,635
Equity LifeStyle Properties, Inc. REIT	63,922	3,874,312
Independence Realty Trust, Inc. REIT	78,399	1,370,415
NexPoint Residential Trust, Inc. REIT	7,648	230,205
Sun Communities, Inc. REIT	41,221	5,107,694
UMH Properties, Inc. REIT	25,900	412,069
Veris Residential, Inc. REIT	25,147	374,187
		16,214,335
RETAIL REITs — 0.7%
Acadia Realty Trust REIT (b)	43,547	894,455
Agree Realty Corp. REIT	37,656	2,712,362
Alexander's, Inc. REIT (b)	702	152,994
Brixmor Property Group, Inc. REIT	101,248	2,654,722
CBL & Associates Properties, Inc. REIT	5,800	214,600
Curbline Properties Corp. REIT	31,900	740,399
FrontView REIT, Inc. (b)	7,100	104,796
Getty Realty Corp. REIT	17,774	486,474
InvenTrust Properties Corp. REIT	25,700	724,997
Kite Realty Group Trust REIT	70,552	1,691,131
Macerich Co. REIT	84,158	1,553,557
NETSTREIT Corp. (b)	29,300	516,852
NNN REIT, Inc.	62,463	2,475,409
Phillips Edison & Co., Inc. REIT	41,579	1,478,965
Saul Centers, Inc. REIT	4,700	148,191
SITE Centers Corp. REIT (b)	16,150	103,683
Tanger, Inc. REIT	36,688	1,224,279
Urban Edge Properties REIT	41,900	804,061
Whitestone REIT	14,500	201,405
		18,883,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
ACM Research, Inc. Class A (a)	16,700	658,815
Aehr Test Systems (a)(b)	9,400	189,786
Aeluma, Inc. (a)(b)	4,500	77,265
Allegro MicroSystems, Inc. (a)	40,800	1,076,304
Alpha & Omega Semiconductor Ltd. (a)(b)	7,987	158,222
Ambarella, Inc. (a)	13,429	951,310
Ambiq Micro, Inc. (a)	1,400	39,900
Amkor Technology, Inc.	38,235	1,509,518
Astera Labs, Inc. (a)	42,476	7,066,307

See accompanying notes to financial statements.
195

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Atomera, Inc. (a)(b)	10,200	$22,542
Axcelis Technologies, Inc. (a)	10,167	816,817
Blaize Holdings, Inc. (a)(b)	23,500	45,825
CEVA, Inc. (a)	7,371	158,624
Cirrus Logic, Inc. (a)	17,039	2,019,122
Cohu, Inc. (a)	14,991	348,841
Credo Technology Group Holding Ltd. (a)	50,500	7,266,445
Diodes, Inc. (a)	15,092	744,639
Enphase Energy, Inc. (a)	42,900	1,374,945
Entegris, Inc. (b)	49,997	4,212,247
FormFactor, Inc. (a)	25,646	1,430,534
GLOBALFOUNDRIES, Inc. (a)	34,500	1,204,740
Ichor Holdings Ltd. (a)(b)	10,999	202,712
Impinj, Inc. (a)	8,852	1,540,337
indie Semiconductor, Inc. Class A (a)(b)	65,500	231,215
Kopin Corp. (a)(b)	59,200	138,528
Kulicke & Soffa Industries, Inc.	16,800	765,408
Lattice Semiconductor Corp. (a)(b)	45,325	3,335,013
MACOM Technology Solutions Holdings, Inc. (a)	21,121	3,617,605
Marvell Technology, Inc.	291,091	24,736,913
MaxLinear, Inc. (a)	27,396	477,512
MKS, Inc.	22,423	3,583,195
Navitas Semiconductor Corp. (a)(b)	52,500	374,850
NVE Corp. (b)	1,700	100,861
Onto Innovation, Inc. (a)	16,157	2,550,544
PDF Solutions, Inc. (a)(b)	10,329	294,686
Penguin Solutions, Inc. (a)	16,980	332,129
Photronics, Inc. (a)	18,893	604,576
Power Integrations, Inc. (b)	18,522	658,272
Qorvo, Inc. (a)	28,300	2,391,633
Rambus, Inc. (a)	35,110	3,226,258
Rigetti Computing, Inc. (a)(b)	105,500	2,336,825
Semtech Corp. (a)	28,810	2,123,009
Silicon Laboratories, Inc. (a)	10,567	1,381,107
SiTime Corp. (a)(b)	7,115	2,512,947
SkyWater Technology, Inc. (a)(b)	10,000	181,600
Synaptics, Inc. (a)	12,564	929,987
Ultra Clean Holdings, Inc. (a)	15,598	395,097
Universal Display Corp.	14,586	1,703,353
Veeco Instruments, Inc. (a)	19,408	554,681
		92,653,601
SOFTWARE — 6.4%
8x8, Inc. (a)	46,800	92,196
A10 Networks, Inc.	23,300	412,177
ACI Worldwide, Inc. (a)	33,986	1,624,871
Adeia, Inc.	35,436	611,271
Agilysys, Inc. (a)(b)	8,557	1,016,914
Airship AI Holdings, Inc. (a)(b)	7,200	20,808
Alarm.com Holdings, Inc. (a)	15,600	795,912
Alkami Technology, Inc. (a)(b)	22,600	521,382
Amplitude, Inc. Class A (a)	30,400	352,032
Security Description	Shares	Value
Appfolio, Inc. Class A (a)	7,304	$1,699,276
Appian Corp. Class A (a)	12,982	459,822
Arteris, Inc. (a)	10,100	156,550
Asana, Inc. Class A (a)(b)	28,300	387,993
Atlassian Corp. Class A (a)	55,852	9,055,843
AudioEye, Inc. (a)(b)	2,800	27,972
Aurora Innovation, Inc. (a)(b)	391,500	1,503,360
AvePoint, Inc. (a)	48,200	669,498
Bentley Systems, Inc. Class B (b)	52,420	2,000,609
Bill Holdings, Inc. (a)	26,764	1,459,708
Bit Digital, Inc. (a)(b)	102,100	192,969
Bitdeer Technologies Group Class A (a)(b)	32,400	363,204
Blackbaud, Inc. (a)	12,533	793,590
BlackLine, Inc. (a)(b)	17,062	943,358
Blend Labs, Inc. Class A (a)	65,800	200,032
Box, Inc. Class A (a)(b)	46,227	1,382,650
Braze, Inc. Class A (a)	28,000	960,120
C3.ai, Inc. Class A (a)(b)	41,300	556,724
CCC Intelligent Solutions Holdings, Inc. (a)(b)	192,800	1,532,760
Cerence, Inc. (a)	13,374	142,968
Chaince Digital Holdings, Inc. (a)(b)	13,400	66,598
Cipher Mining, Inc. (a)(b)	106,800	1,576,368
Circle Internet Group, Inc. (a)	15,800	1,252,940
Cleanspark, Inc. (a)(b)	91,000	920,920
Clear Secure, Inc. Class A	28,300	992,764
Clearwater Analytics Holdings, Inc. Class A (a)	92,048	2,220,198
Commvault Systems, Inc. (a)	14,520	1,820,227
Confluent, Inc. Class A (a)	97,400	2,945,376
Consensus Cloud Solutions, Inc. (a)	6,168	134,586
Core Scientific, Inc. (a)	95,200	1,386,112
CS Disco, Inc. (a)	7,300	56,648
Daily Journal Corp. (a)(b)	427	208,086
Digimarc Corp. (a)(b)	6,367	41,767
Digital Turbine, Inc. (a)(b)	36,286	181,430
Docusign, Inc. (a)	66,977	4,581,227
Dolby Laboratories, Inc. Class A	20,024	1,285,941
Domo, Inc. Class B (a)(b)	11,744	99,002
Dropbox, Inc. Class A (a)	60,942	1,694,188
D-Wave Quantum, Inc. (a)(b)	110,500	2,889,575
Dynatrace, Inc. (a)	97,795	4,238,435
eGain Corp. (a)(b)	5,594	57,562
Elastic NV (a)	31,120	2,347,693
EverCommerce, Inc. (a)(b)	4,862	58,879
Expensify, Inc. Class A (a)(b)	22,200	33,522
Five9, Inc. (a)	25,496	511,195
Freshworks, Inc. Class A (a)	65,700	804,825
Gitlab, Inc. Class A (a)	47,200	1,771,416
Guidewire Software, Inc. (a)	28,274	5,683,357
HubSpot, Inc. (a)	17,140	6,878,282
Hut 8 Corp. (a)(b)	31,400	1,442,516
I3 Verticals, Inc. Class A (a)(b)	7,900	199,001

See accompanying notes to financial statements.
196

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Intapp, Inc. (a)	18,700	$856,834
InterDigital, Inc. (b)	8,553	2,723,104
Jamf Holding Corp. (a)	25,500	331,755
Kaltura, Inc. (a)	28,300	46,412
Life360, Inc. (a)(b)	6,758	433,458
LiveRamp Holdings, Inc. (a)	21,201	622,673
Manhattan Associates, Inc. (a)	19,968	3,460,654
MARA Holdings, Inc. (a)(b)	121,700	1,092,866
Mitek Systems, Inc. (a)(b)	14,077	148,512
N-able, Inc. (a)	22,952	171,681
nCino, Inc. (a)(b)	35,600	912,784
NCR Voyix Corp. (a)(b)	45,667	465,803
NextNav, Inc. (a)(b)	31,100	517,504
Nutanix, Inc. Class A (a)	86,401	4,466,068
ON24, Inc. (a)(b)	18,600	148,056
OneSpan, Inc.	12,231	157,046
Ooma, Inc. (a)	8,000	93,840
Pagaya Technologies Ltd. Class A (a)(b)	16,800	351,120
PagerDuty, Inc. (a)	29,098	381,475
PAR Technology Corp. (a)(b)	13,200	478,896
Pegasystems, Inc.	28,972	1,730,208
Porch Group, Inc. (a)(b)	28,500	260,205
Procore Technologies, Inc. (a)	38,700	2,815,038
Progress Software Corp. (a)	13,938	598,776
Q2 Holdings, Inc. (a)	20,576	1,484,764
Qualys, Inc. (a)	11,895	1,580,845
Rapid7, Inc. (a)	20,725	315,020
Red Violet, Inc.	3,800	216,410
ReposiTrak, Inc. (b)	3,700	45,769
Rezolve AI PLC (a)(b)	59,100	151,887
Rimini Street, Inc. (a)	14,900	57,812
RingCentral, Inc. Class A (a)(b)	26,878	776,237
Riot Platforms, Inc. (a)(b)	115,347	1,461,446
Rubrik, Inc. Class A (a)	45,100	3,449,248
SailPoint, Inc. (a)(b)	20,400	412,692
Samsara, Inc. Class A (a)	105,200	3,729,340
SEMrush Holdings, Inc. Class A (a)	17,200	204,508
SentinelOne, Inc. Class A (a)	100,005	1,500,075
Silvaco Group, Inc. (a)(b)	2,600	10,530
SoundHound AI, Inc. Class A (a)(b)	123,033	1,226,639
SoundThinking, Inc. (a)(b)	3,300	26,499
Sprinklr, Inc. Class A (a)	36,400	283,192
Sprout Social, Inc. Class A (a)	17,647	198,882
SPS Commerce, Inc. (a)	12,497	1,113,858
Strategy, Inc. (a)(b)	90,201	13,706,042
Synchronoss Technologies, Inc. (a)(b)	3,800	32,528
Telos Corp. (a)	17,900	91,290
Tenable Holdings, Inc. (a)	40,345	949,318
Teradata Corp. (a)	31,302	952,833
Terawulf, Inc. (a)(b)	99,600	1,144,404
UiPath, Inc. Class A (a)(b)	135,740	2,224,779
Unity Software, Inc. (a)	108,500	4,792,445
Security Description	Shares	Value
Varonis Systems, Inc. (a)	38,505	$1,262,964
Vertex, Inc. Class A (a)	22,900	457,313
Via Transportation, Inc. Class A (a)	3,500	101,535
Viant Technology, Inc. Class A (a)(b)	4,800	57,792
Weave Communications, Inc. (a)	20,200	153,318
WM Technology, Inc. (a)(b)	28,000	23,103
Workiva, Inc. (a)	16,600	1,431,750
Xperi, Inc. (a)(b)	14,214	83,294
Yext, Inc. (a)	33,707	271,678
Zeta Global Holdings Corp. Class A (a)(b)	61,800	1,257,630
Zoom Communications, Inc. (a)	89,653	7,736,157
Zscaler, Inc. (a)	33,629	7,563,835
		164,121,634
SPECIALIZED REITs — 0.7%
CubeSmart REIT	75,388	2,717,737
EPR Properties REIT	24,949	1,244,955
Farmland Partners, Inc. REIT (b)	13,800	133,722
Fermi, Inc. (a)(b)	12,000	96,000
Four Corners Property Trust, Inc. REIT	34,609	798,083
Gaming & Leisure Properties, Inc. REIT	90,372	4,038,725
Gladstone Land Corp. REIT (b)	10,500	96,075
Lamar Advertising Co. Class A REIT	28,735	3,637,276
Millrose Properties, Inc. REIT	51,800	1,547,266
National Storage Affiliates Trust REIT	23,310	657,575
Outfront Media, Inc. REIT	48,577	1,170,706
PotlatchDeltic Corp. REIT	24,956	992,750
Rayonier, Inc. REIT	50,780	1,099,387
Safehold, Inc. REIT (b)	17,736	242,806
Smartstop Self Storage REIT, Inc. (b)	10,400	321,776
		18,794,839
SPECIALTY RETAIL — 2.3%
1-800-Flowers.com, Inc. Class A (a)	7,100	27,903
Abercrombie & Fitch Co. Class A (a)	15,119	1,903,029
Academy Sports & Outdoors, Inc.	21,700	1,084,132
Advance Auto Parts, Inc. (b)	19,600	770,280
American Eagle Outfitters, Inc.	52,428	1,382,526
America's Car-Mart, Inc. (a)(b)	2,551	64,438
Arhaus, Inc. (a)(b)	16,300	182,723
Arko Corp. (b)	25,500	115,770
Asbury Automotive Group, Inc. (a)(b)	6,402	1,488,657
AutoNation, Inc. (a)	8,927	1,843,247
BARK, Inc. (a)(b)	25,600	15,424
Barnes & Noble Education, Inc. (a)(b)	4,700	43,193

See accompanying notes to financial statements.
197

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Bath & Body Works, Inc.	69,100	$1,387,528
Bed Bath & Beyond, Inc. (a)(b)	22,382	122,206
Boot Barn Holdings, Inc. (a)	10,100	1,782,347
Buckle, Inc.	10,287	549,532
Build-A-Bear Workshop, Inc. (b)	4,100	251,207
Burlington Stores, Inc. (a)	20,912	6,040,431
Caleres, Inc.	10,990	133,748
Camping World Holdings, Inc. Class A	19,227	187,079
CarMax, Inc. (a)	49,700	1,920,408
Chewy, Inc. Class A (a)	72,600	2,399,430
Citi Trends, Inc. (a)	1,600	66,496
Designer Brands, Inc. Class A	10,056	74,716
Dick's Sporting Goods, Inc.	21,062	4,169,644
Envela Corp. (a)	2,000	26,760
EVgo, Inc. (a)(b)	39,400	114,654
Five Below, Inc. (a)	17,924	3,376,165
Floor & Decor Holdings, Inc. Class A (a)(b)	35,756	2,177,183
GameStop Corp. Class A (a)	136,524	2,741,402
Gap, Inc.	75,400	1,930,240
Genesco, Inc. (a)(b)	3,305	81,865
Group 1 Automotive, Inc.	4,088	1,607,810
Haverty Furniture Cos., Inc.	4,605	107,573
J Jill, Inc. (b)	2,100	28,812
Lands' End, Inc. (a)(b)	3,400	49,368
Lithia Motors, Inc.	8,029	2,668,278
MarineMax, Inc. (a)(b)	5,876	142,375
Monro, Inc. (b)	9,998	200,360
Murphy USA, Inc.	5,710	2,304,099
National Vision Holdings, Inc. (a)	25,825	666,802
OneWater Marine, Inc. Class A (a)(b)	3,700	40,034
Penske Automotive Group, Inc.	6,089	963,828
Petco Health & Wellness Co., Inc. (a)(b)	28,100	78,961
RealReal, Inc. (a)	32,800	517,584
Revolve Group, Inc. (a)	13,500	407,565
RH (a)(b)	5,060	906,499
Sally Beauty Holdings, Inc. (a)	32,348	461,282
Shoe Carnival, Inc.	5,600	94,528
Signet Jewelers Ltd. (b)	13,200	1,094,016
Sleep Number Corp. (a)(b)	5,517	46,674
Sonic Automotive, Inc. Class A	4,836	299,155
Stitch Fix, Inc. Class A (a)	39,945	209,711
ThredUp, Inc. Class A (a)	31,800	203,202
Torrid Holdings, Inc. (a)	13,700	13,404
Upbound Group, Inc.	17,454	306,492
Urban Outfitters, Inc. (a)	20,150	1,516,489
Valvoline, Inc. (a)	42,241	1,227,523
Victoria's Secret & Co. (a)(b)	22,900	1,240,493
Warby Parker, Inc. Class A (a)	32,200	701,638
Wayfair, Inc. Class A (a)	32,970	3,310,518
Winmark Corp.	954	386,313
Zumiez, Inc. (a)(b)	4,800	125,040
		60,380,789
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
CompoSecure, Inc. Class A (a)	18,700	$360,536
Corsair Gaming, Inc. (a)(b)	14,400	85,536
CPI Card Group, Inc. (a)	1,700	24,956
Diebold Nixdorf, Inc. (a)	8,100	549,909
Eastman Kodak Co. (a)(b)	16,200	137,052
Immersion Corp. (b)	9,500	64,600
IonQ, Inc. (a)(b)	111,400	4,998,518
Pure Storage, Inc. Class A (a)	103,614	6,943,174
Quantum Computing, Inc. (a)(b)	66,300	680,238
Turtle Beach Corp. (a)(b)	4,900	68,747
Xerox Holdings Corp. (b)	36,500	86,505
		13,999,771
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Amer Sports, Inc. (a)	50,300	1,878,705
Birkenstock Holding PLC (a)(b)	18,000	736,200
Capri Holdings Ltd. (a)	37,491	914,780
Carter's, Inc.	11,860	384,620
Columbia Sportswear Co.	8,740	481,487
Crocs, Inc. (a)(b)	16,920	1,446,998
Ermenegildo Zegna NV (b)	20,200	207,050
Figs, Inc. Class A (a)	28,300	321,488
G-III Apparel Group Ltd.	12,881	373,034
Kontoor Brands, Inc.	18,116	1,106,706
Lakeland Industries, Inc. (b)	3,100	27,404
Movado Group, Inc.	4,761	98,172
On Holding AG Class A (a)	75,100	3,490,648
Oxford Industries, Inc. (b)	4,630	158,346
PVH Corp.	15,808	1,059,452
Rocky Brands, Inc.	2,505	73,472
Steven Madden Ltd. (b)	23,613	983,245
Superior Group of Cos., Inc. (b)	3,800	36,784
Under Armour, Inc. Class A (a)(b)	61,900	307,643
Under Armour, Inc. Class C (a)(b)	65,300	313,440
VF Corp. (b)	117,100	2,117,168
Wolverine World Wide, Inc.	26,680	484,242
		17,001,084
TOBACCO — 0.0% *
Ispire Technology, Inc. (a)(b)	8,000	22,400
Turning Point Brands, Inc.	5,700	617,880
Universal Corp.	7,941	418,888
		1,059,168
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp.	35,156	2,258,070
Alta Equipment Group, Inc. (b)	6,600	30,360
Applied Industrial Technologies, Inc.	12,460	3,199,354
BlueLinx Holdings, Inc. (a)(b)	2,400	147,432
Boise Cascade Co.	12,501	920,074
Core & Main, Inc. Class A (a)	63,284	3,288,869
Custom Truck One Source, Inc. (a)(b)	18,600	107,136

See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Distribution Solutions Group, Inc. (a)(b)	3,290	$90,113
DNOW, Inc. (a)	60,964	807,773
DXP Enterprises, Inc. (a)	4,300	472,097
EVI Industries, Inc. (b)	1,500	36,960
Ferguson Enterprises, Inc.	64,233	14,300,193
FTAI Aviation Ltd.	34,303	6,752,546
GATX Corp.	11,731	1,989,578
Global Industrial Co.	4,900	143,178
Herc Holdings, Inc.	10,801	1,602,652
Hudson Technologies, Inc. (a)	12,295	84,221
Karat Packaging, Inc.	2,900	65,453
McGrath RentCorp	8,000	839,440
MSC Industrial Direct Co., Inc. Class A	14,699	1,236,186
NPK International, Inc. (a)	27,100	323,032
QXO, Inc. (a)(b)	205,900	3,971,811
Rush Enterprises, Inc. Class A	19,875	1,072,057
Rush Enterprises, Inc. Class B	3,150	177,219
SiteOne Landscape Supply, Inc. (a)	14,933	1,860,054
Titan Machinery, Inc. (a)	6,600	99,264
Transcat, Inc. (a)	3,000	170,190
Watsco, Inc. (b)	11,603	3,909,631
WESCO International, Inc.	16,016	3,918,154
Willis Lease Finance Corp. (b)	900	122,076
Xometry, Inc. Class A (a)(b)	14,300	850,421
		54,845,594
TRANSPORTATION INFRASTRUCTURE — 0.0% *
Sky Harbour Group Corp. (a)(b)	6,300	56,511
WATER UTILITIES — 0.3%
American States Water Co.	12,701	920,569
Cadiz, Inc. (a)(b)	19,800	111,078
California Water Service Group	19,589	848,791
Consolidated Water Co. Ltd. (b)	5,200	183,508
Essential Utilities, Inc.	92,939	3,565,140
Global Water Resources, Inc.	5,100	43,095
H2O America	10,887	533,354
Middlesex Water Co. (b)	6,123	308,722
Pure Cycle Corp. (a)(b)	7,600	83,524
York Water Co. (b)	5,200	165,568
		6,763,349
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	24,610	114,683
Millicom International Cellular SA (b)	33,500	1,857,240
Spok Holdings, Inc.	6,800	89,692
Telephone & Data Systems, Inc.	32,800	1,344,800
		3,406,415
TOTAL COMMON STOCKS (Cost $1,877,112,422)		2,566,444,568
Security Description	Shares	Value
WARRANTS — 0.0% *
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	662	$904
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	19,168,004	19,168,004
State Street Navigator Securities Lending Portfolio II (g)(h)	168,663,032	168,663,032
TOTAL SHORT-TERM INVESTMENTS (Cost $187,831,036)		187,831,036
TOTAL INVESTMENTS — 106.6% (Cost $2,064,943,458)		2,754,276,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(169,610,808)
NET ASSETS — 100.0%		$2,584,665,700
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $228, representing 0.00% of the Fund's net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
199

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	91	03/20/2026	$11,892,326	$11,365,911	$(526,415)
E-mini S&P MidCap 400 Index (long)	34	03/20/2026	11,591,108	11,305,680	(285,428)
					$(811,843)

During the year ended December 31, 2025, the average notional value related to futures contracts was $20,382,880.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,566,425,520	$18,820	$228	$2,566,444,568
Warrants	—	904	—	904
Short-Term Investments	187,831,036	—	—	187,831,036
TOTAL INVESTMENTS	$2,754,256,556	$19,724	$228	$2,754,276,508
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(811,843)	$—	$—	$(811,843)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(811,843)	$—	$—	$(811,843)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,664,863	$15,664,863	$333,752,079	$330,248,938	$—	$—	19,168,004	$19,168,004	$771,944
State Street Navigator Securities Lending Portfolio II	62,529,144	62,529,144	1,075,480,620	969,346,732	—	—	168,663,032	168,663,032	935,545
Total		$78,194,007	$1,409,232,699	$1,299,595,670	$—	$—		$187,831,036	$1,707,489
See accompanying notes to financial statements.
200

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 98.0%
COMMUNICATION SERVICES — 10.4%
Alphabet, Inc. Class A	2,072,540	$648,705,020
Alphabet, Inc. Class C	1,654,740	519,257,412
AT&T, Inc.	2,569,240	63,819,922
Charter Communications, Inc. Class A (a)(b)	34,100	7,118,375
Comcast Corp. Class A	1,316,066	39,337,213
Electronic Arts, Inc.	80,179	16,382,975
Fox Corp. Class A	70,066	5,119,723
Fox Corp. Class B	38,800	2,519,284
Live Nation Entertainment, Inc. (a)(b)	57,300	8,165,250
Match Group, Inc.	75,900	2,450,811
Meta Platforms, Inc. Class A	776,293	512,423,246
Netflix, Inc. (a)	1,510,040	141,581,350
News Corp. Class A	150,688	3,935,971
News Corp. Class B (b)	30,121	892,485
Omnicom Group, Inc.	121,152	9,783,024
Paramount Skydance Corp. Class B (b)	76,656	1,027,190
Take-Two Interactive Software, Inc. (a)	63,000	16,129,890
TKO Group Holdings, Inc.	25,500	5,329,500
T-Mobile U.S., Inc.	175,075	35,547,228
Trade Desk, Inc. Class A (a)	158,700	6,024,252
Verizon Communications, Inc.	1,504,515	61,278,896
Walt Disney Co.	640,264	72,842,835
Warner Bros Discovery, Inc. (a)	856,478	24,683,696
		2,204,355,548
CONSUMER DISCRETIONARY — 10.2%
Airbnb, Inc. Class A (a)	154,200	20,928,024
Amazon.com, Inc. (a)	3,467,500	800,368,350
Aptiv PLC (a)	77,519	5,898,421
AutoZone, Inc. (a)	5,876	19,928,454
Best Buy Co., Inc.	71,006	4,752,432
Booking Holdings, Inc.	11,624	62,250,356
Carnival Corp. (a)	382,101	11,669,365
Carvana Co. (a)	50,320	21,236,046
Chipotle Mexican Grill, Inc. (a)	475,400	17,589,800
Darden Restaurants, Inc.	42,671	7,852,317
Deckers Outdoor Corp. (a)	54,600	5,660,382
Domino's Pizza, Inc.	12,400	5,168,568
DoorDash, Inc. Class A (a)	131,000	29,668,880
DR Horton, Inc.	100,497	14,474,583
eBay, Inc.	169,945	14,802,209
Expedia Group, Inc.	43,434	12,305,287
Ford Motor Co.	1,349,138	17,700,691
Garmin Ltd.	54,640	11,083,724
General Motors Co.	347,823	28,284,966
Genuine Parts Co.	49,889	6,134,351
Hasbro, Inc.	51,097	4,189,954
Hilton Worldwide Holdings, Inc.	85,600	24,588,600
Home Depot, Inc.	352,902	121,433,578
Security Description	Shares	Value
Las Vegas Sands Corp.	110,000	$7,159,900
Lennar Corp. Class A	80,368	8,261,830
Lowe's Cos., Inc.	197,050	47,520,578
Lululemon Athletica, Inc. (a)	40,300	8,374,743
Marriott International, Inc. Class A	80,355	24,929,335
McDonald's Corp.	253,610	77,510,824
MGM Resorts International (a)(b)	71,300	2,601,737
NIKE, Inc. Class B	414,006	26,376,322
Norwegian Cruise Line Holdings Ltd. (a)(b)	182,100	4,064,472
NVR, Inc. (a)	1,050	7,657,409
O'Reilly Automotive, Inc. (a)	302,700	27,609,267
Pool Corp.	14,000	3,202,500
PulteGroup, Inc.	71,762	8,414,812
Ralph Lauren Corp.	15,179	5,367,446
Ross Stores, Inc.	112,556	20,275,838
Royal Caribbean Cruises Ltd. (b)	88,100	24,572,852
Starbucks Corp.	397,130	33,442,317
Tapestry, Inc.	67,728	8,653,607
Tesla, Inc. (a)	1,000,100	449,764,972
TJX Cos., Inc.	401,374	61,655,060
Tractor Supply Co.	190,230	9,513,402
Ulta Beauty, Inc. (a)	16,700	10,103,667
Williams-Sonoma, Inc.	41,900	7,482,921
Wynn Resorts Ltd. (b)	27,541	3,314,009
Yum! Brands, Inc.	96,002	14,523,183
		2,170,322,341
CONSUMER STAPLES — 4.6%
Altria Group, Inc.	592,629	34,170,988
Archer-Daniels-Midland Co.	174,532	10,033,845
Brown-Forman Corp. Class B (b)	53,952	1,405,989
Bunge Global SA	41,700	3,714,636
Campbell's Co.	57,982	1,615,958
Church & Dwight Co., Inc.	89,700	7,521,345
Clorox Co.	43,664	4,402,641
Coca-Cola Co.	1,379,900	96,468,809
Colgate-Palmolive Co.	284,523	22,483,008
Conagra Brands, Inc.	180,324	3,121,408
Constellation Brands, Inc. Class A	55,250	7,622,290
Costco Wholesale Corp.	157,355	135,693,511
Dollar General Corp.	80,413	10,676,434
Dollar Tree, Inc. (a)	72,026	8,859,918
Estee Lauder Cos., Inc. Class A	86,941	9,104,462
General Mills, Inc.	195,942	9,111,303
Hershey Co.	53,967	9,820,915
Hormel Foods Corp.	113,502	2,689,997
J.M. Smucker Co.	39,905	3,903,108
Kenvue, Inc.	654,902	11,297,060
Keurig Dr. Pepper, Inc.	479,000	13,416,790
Kimberly-Clark Corp.	118,527	11,958,189

See accompanying notes to financial statements.
201

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Kraft Heinz Co.	317,918	$7,709,512
Kroger Co.	216,542	13,529,544
Lamb Weston Holdings, Inc.	42,300	1,771,947
McCormick & Co., Inc.	83,384	5,679,284
Molson Coors Beverage Co. Class B	66,453	3,102,026
Mondelez International, Inc. Class A	452,715	24,369,648
Monster Beverage Corp. (a)	256,970	19,701,890
PepsiCo, Inc. (b)	490,216	70,355,800
Philip Morris International, Inc.	554,212	88,895,605
Procter & Gamble Co.	832,826	119,352,294
Sysco Corp.	173,374	12,775,930
Target Corp.	156,372	15,285,363
Tyson Foods, Inc. Class A	97,944	5,741,477
Walmart, Inc.	1,566,309	174,502,486
		981,865,410
ENERGY — 2.7%
APA Corp. (b)	108,855	2,662,593
Baker Hughes Co.	343,679	15,651,142
Chevron Corp.	685,365	104,456,480
ConocoPhillips	445,504	41,703,629
Coterra Energy, Inc.	258,978	6,816,301
Devon Energy Corp.	235,573	8,629,039
Diamondback Energy, Inc.	67,900	10,207,407
EOG Resources, Inc.	197,371	20,725,929
EQT Corp.	211,800	11,352,480
Expand Energy Corp.	76,700	8,464,612
Exxon Mobil Corp.	1,500,652	180,588,462
Halliburton Co.	307,067	8,677,713
Kinder Morgan, Inc.	689,150	18,944,734
Marathon Petroleum Corp.	108,441	17,635,760
Occidental Petroleum Corp.	240,273	9,880,026
ONEOK, Inc.	221,296	16,265,256
Phillips 66 Co.	141,473	18,255,676
SLB Ltd.	536,950	20,608,141
Targa Resources Corp.	75,700	13,966,650
Texas Pacific Land Corp.	20,700	5,945,454
Valero Energy Corp.	110,123	17,926,923
Williams Cos., Inc.	427,458	25,694,500
		585,058,907
FINANCIALS — 13.2%
Aflac, Inc.	176,606	19,474,344
Allstate Corp.	94,439	19,657,478
American Express Co.	193,412	71,552,769
American International Group, Inc.	199,901	17,101,530
Ameriprise Financial, Inc.	33,144	16,251,829
Aon PLC Class A	75,798	26,747,598
Apollo Global Management, Inc. (b)	156,900	22,712,844
Arch Capital Group Ltd. (a)	132,400	12,699,808
ARES Management Corp. Class A (b)	73,000	11,798,990
Arthur J Gallagher & Co.	89,000	23,032,310
Security Description	Shares	Value
Assurant, Inc.	19,685	$4,741,132
Bank of America Corp.	2,411,905	132,654,775
Bank of New York Mellon Corp.	255,094	29,613,862
Berkshire Hathaway, Inc. Class B (a)	651,084	327,267,373
Blackrock, Inc.	51,316	54,925,567
Blackstone, Inc.	266,400	41,062,896
Block, Inc. (a)	196,700	12,803,203
Brown & Brown, Inc.	106,600	8,496,020
Capital One Financial Corp.	228,776	55,446,151
Cboe Global Markets, Inc.	38,200	9,588,200
Charles Schwab Corp.	611,194	61,064,392
Chubb Ltd.	130,153	40,623,354
Cincinnati Financial Corp.	57,109	9,327,042
Citigroup, Inc.	636,727	74,299,674
Citizens Financial Group, Inc.	160,900	9,398,169
CME Group, Inc.	125,963	34,397,976
Coinbase Global, Inc. Class A (a)(b)	82,700	18,701,778
Corpay, Inc. (a)	25,400	7,643,622
Erie Indemnity Co. Class A (b)	9,700	2,780,505
Everest Group Ltd.	15,600	5,293,860
FactSet Research Systems, Inc.	13,600	3,946,584
Fidelity National Information Services, Inc.	187,091	12,434,068
Fifth Third Bancorp	243,462	11,396,456
Fiserv, Inc. (a)	198,824	13,355,008
Franklin Resources, Inc. (b)	90,789	2,168,949
Global Payments, Inc.	89,668	6,940,303
Globe Life, Inc.	26,412	3,693,982
Goldman Sachs Group, Inc.	108,546	95,411,934
Hartford Insurance Group, Inc.	101,767	14,023,493
Huntington Bancshares, Inc.	556,591	9,656,854
Interactive Brokers Group, Inc. Class A	154,600	9,942,326
Intercontinental Exchange, Inc.	200,885	32,535,335
Invesco Ltd.	132,411	3,478,437
Jack Henry & Associates, Inc.	27,300	4,981,704
JPMorgan Chase & Co.	968,723	312,141,925
KeyCorp	329,096	6,792,541
KKR & Co., Inc.	246,000	31,360,080
Loews Corp.	66,219	6,973,523
M&T Bank Corp.	58,945	11,876,239
Marsh & McLennan Cos., Inc.	171,919	31,894,413
Mastercard, Inc. Class A	294,251	167,982,011
MetLife, Inc.	198,370	15,659,328
Moody's Corp.	54,232	27,704,417
Morgan Stanley	432,327	76,751,012
MSCI, Inc.	26,600	15,261,218
Nasdaq, Inc.	165,325	16,058,017
Northern Trust Corp.	70,396	9,615,390
PayPal Holdings, Inc.	346,845	20,248,811
PNC Financial Services Group, Inc.	138,875	28,987,379

See accompanying notes to financial statements.
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Principal Financial Group, Inc.	76,665	$6,762,620
Progressive Corp.	209,549	47,718,498
Prudential Financial, Inc.	122,802	13,861,890
Raymond James Financial, Inc.	66,800	10,727,412
Regions Financial Corp.	301,946	8,182,737
Robinhood Markets, Inc. Class A (a)	273,900	30,978,090
S&P Global, Inc.	111,688	58,367,032
State Street Corp. (c)	100,278	12,936,865
Synchrony Financial	137,476	11,469,623
T. Rowe Price Group, Inc.	73,755	7,551,037
Travelers Cos., Inc.	79,606	23,090,516
Truist Financial Corp.	469,215	23,090,070
U.S. Bancorp	547,122	29,194,430
Visa, Inc. Class A	605,660	212,411,019
W.R. Berkley Corp.	109,850	7,702,682
Wells Fargo & Co.	1,117,103	104,114,000
Willis Towers Watson PLC	35,445	11,647,227
		2,804,236,536
HEALTH CARE — 9.4%
Abbott Laboratories	624,349	78,224,686
AbbVie, Inc.	627,580	143,395,754
Agilent Technologies, Inc.	101,193	13,769,332
Align Technology, Inc. (a)	26,500	4,137,975
Amgen, Inc.	192,254	62,926,657
Baxter International, Inc. (b)	185,079	3,536,860
Becton Dickinson & Co.	101,056	19,611,938
Biogen, Inc. (a)	48,484	8,532,699
Bio-Techne Corp. (b)	46,400	2,728,784
Boston Scientific Corp. (a)	527,757	50,321,630
Bristol-Myers Squibb Co.	709,475	38,269,081
Cardinal Health, Inc.	85,533	17,577,032
Cencora, Inc.	68,634	23,181,133
Centene Corp. (a)	172,004	7,077,965
Charles River Laboratories International, Inc. (a)	15,200	3,032,096
Cigna Group	95,841	26,378,318
Cooper Cos., Inc. (a)	71,300	5,843,748
CVS Health Corp.	441,494	35,036,964
Danaher Corp.	223,394	51,139,354
DaVita, Inc. (a)	13,828	1,570,999
Dexcom, Inc. (a)	140,800	9,344,896
Edwards Lifesciences Corp. (a)	206,330	17,589,632
Elevance Health, Inc.	81,119	28,436,265
Eli Lilly & Co.	282,372	303,459,541
GE HealthCare Technologies, Inc.	162,107	13,296,016
Gilead Sciences, Inc.	446,752	54,834,340
HCA Healthcare, Inc.	58,400	27,264,624
Henry Schein, Inc. (a)(b)	36,700	2,773,786
Hologic, Inc. (a)	84,800	6,316,752
Humana, Inc.	42,890	10,985,416
IDEXX Laboratories, Inc. (a)	28,300	19,145,799
Incyte Corp. (a)	61,600	6,084,232
Security Description	Shares	Value
Insulet Corp. (a)	25,500	$7,248,120
Intuitive Surgical, Inc. (a)	127,332	72,115,752
IQVIA Holdings, Inc. (a)	58,100	13,096,321
Johnson & Johnson	855,345	177,013,648
Labcorp Holdings, Inc.	28,375	7,118,720
McKesson Corp.	43,852	35,971,357
Medtronic PLC	462,593	44,436,684
Merck & Co., Inc.	896,472	94,362,643
Mettler-Toledo International, Inc. (a)	7,600	10,595,844
Moderna, Inc. (a)	131,100	3,866,139
Molina Healthcare, Inc. (a)	20,000	3,470,800
Pfizer, Inc.	2,048,533	51,008,472
Quest Diagnostics, Inc.	37,842	6,566,722
Regeneron Pharmaceuticals, Inc.	36,942	28,514,422
ResMed, Inc.	52,000	12,525,240
Revvity, Inc. (b)	47,386	4,584,596
Solventum Corp. (a)	53,089	4,206,772
STERIS PLC	35,800	9,076,016
Stryker Corp.	123,994	43,580,171
Thermo Fisher Scientific, Inc.	135,612	78,580,373
UnitedHealth Group, Inc.	321,974	106,286,837
Universal Health Services, Inc. Class B	22,400	4,883,648
Vertex Pharmaceuticals, Inc. (a)	89,752	40,689,967
Viatris, Inc.	457,414	5,694,804
Waters Corp. (a)	19,650	7,463,660
West Pharmaceutical Services, Inc.	26,200	7,208,668
Zimmer Biomet Holdings, Inc. (b)	70,325	6,323,624
Zoetis, Inc.	156,920	19,743,674
		2,002,057,998
INDUSTRIALS — 8.0%
3M Co.	190,058	30,428,286
A.O. Smith Corp.	35,300	2,360,864
Allegion PLC	31,996	5,094,403
AMETEK, Inc.	80,199	16,465,657
Automatic Data Processing, Inc.	142,052	36,540,036
Axon Enterprise, Inc. (a)	27,200	15,447,696
Boeing Co. (a)	278,690	60,509,173
Broadridge Financial Solutions, Inc.	42,400	9,462,408
Builders FirstSource, Inc. (a)	43,100	4,434,559
Carrier Global Corp.	287,279	15,179,822
Caterpillar, Inc.	167,924	96,198,622
CH Robinson Worldwide, Inc.	43,879	7,053,988
Cintas Corp.	120,164	22,599,243
Comfort Systems USA, Inc.	12,520	11,684,791
Copart, Inc. (a)	312,600	12,238,290
CSX Corp.	677,665	24,565,356
Cummins, Inc.	47,370	24,180,016
Dayforce, Inc. (a)	61,600	4,260,256

See accompanying notes to financial statements.
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Deere & Co.	88,383	$41,148,473
Delta Air Lines, Inc.	227,634	15,797,800
Dover Corp.	49,950	9,752,238
Eaton Corp. PLC	137,925	43,930,492
EMCOR Group, Inc.	15,800	9,666,282
Emerson Electric Co.	197,779	26,249,229
Equifax, Inc.	43,988	9,544,516
Expeditors International of Washington, Inc.	50,976	7,595,934
Fastenal Co.	410,032	16,454,584
FedEx Corp.	79,150	22,863,269
Fortive Corp.	118,649	6,550,611
GE Vernova, Inc.	96,380	62,991,077
Generac Holdings, Inc. (a)	17,700	2,413,749
General Dynamics Corp.	88,972	29,953,314
General Electric Co.	377,123	116,165,198
Honeywell International, Inc.	228,878	44,651,809
Howmet Aerospace, Inc.	143,886	29,499,508
Hubbell, Inc.	18,300	8,127,213
Huntington Ingalls Industries, Inc.	15,200	5,169,064
IDEX Corp.	28,000	4,982,320
Illinois Tool Works, Inc.	93,700	23,078,310
Ingersoll Rand, Inc. (b)	131,387	10,408,478
Jacobs Solutions, Inc.	44,743	5,926,658
JB Hunt Transport Services, Inc.	30,200	5,869,068
Johnson Controls International PLC	231,808	27,759,008
L3Harris Technologies, Inc.	64,821	19,029,501
Leidos Holdings, Inc.	46,800	8,442,720
Lennox International, Inc.	11,300	5,487,054
Lockheed Martin Corp.	73,271	35,438,985
Masco Corp.	77,284	4,904,443
Nordson Corp.	20,700	4,976,901
Norfolk Southern Corp.	80,687	23,295,951
Northrop Grumman Corp.	47,725	27,213,272
Old Dominion Freight Line, Inc.	66,700	10,458,560
Otis Worldwide Corp.	136,789	11,948,519
PACCAR, Inc.	187,208	20,501,148
Parker-Hannifin Corp.	45,089	39,631,427
Paychex, Inc.	114,407	12,834,177
Paycom Software, Inc.	17,800	2,836,608
Pentair PLC	60,404	6,290,473
Quanta Services, Inc.	51,107	21,570,220
Republic Services, Inc.	72,389	15,341,401
Rockwell Automation, Inc.	40,126	15,611,823
Rollins, Inc.	100,925	6,057,518
RTX Corp.	476,201	87,335,263
Snap-on, Inc.	18,940	6,526,724
Southwest Airlines Co. (b)	160,659	6,640,036
Stanley Black & Decker, Inc.	57,057	4,238,194
Textron, Inc.	66,733	5,817,116
Trane Technologies PLC	78,484	30,545,973
TransDigm Group, Inc.	19,600	26,065,060
Security Description	Shares	Value
Uber Technologies, Inc. (a)	747,000	$61,037,370
Union Pacific Corp.	210,798	48,761,793
United Airlines Holdings, Inc. (a)	119,700	13,384,854
United Parcel Service, Inc. Class B	256,291	25,421,504
United Rentals, Inc.	23,000	18,614,360
Veralto Corp.	89,964	8,976,608
Verisk Analytics, Inc.	48,500	10,848,965
Waste Management, Inc.	127,835	28,086,628
Westinghouse Air Brake Technologies Corp.	60,566	12,927,813
WW Grainger, Inc.	15,157	15,294,171
Xylem, Inc.	86,358	11,760,232
		1,699,405,033
INFORMATION TECHNOLOGY — 33.7%
Accenture PLC Class A	221,518	59,433,279
Adobe, Inc. (a)	151,244	52,933,888
Advanced Micro Devices, Inc. (a)	579,094	124,018,771
Akamai Technologies, Inc. (a)	58,490	5,103,252
Amphenol Corp. Class A	435,580	58,864,281
Analog Devices, Inc.	173,461	47,042,623
Apple, Inc.	5,266,896	1,431,858,347
Applied Materials, Inc.	286,354	73,590,114
AppLovin Corp. Class A (a)	95,800	64,551,956
Arista Networks, Inc. (a)	370,700	48,572,821
Autodesk, Inc. (a)	75,506	22,350,531
Broadcom, Inc.	1,683,250	582,572,825
Cadence Design Systems, Inc. (a)	96,000	30,007,680
CDW Corp.	48,500	6,605,700
Cisco Systems, Inc.	1,417,890	109,220,067
Cognizant Technology Solutions Corp. Class A	171,441	14,229,603
Corning, Inc.	273,026	23,906,157
Crowdstrike Holdings, Inc. Class A (a)	89,100	41,766,516
Datadog, Inc. Class A (a)	113,100	15,380,469
Dell Technologies, Inc. Class C	109,300	13,758,684
EPAM Systems, Inc. (a)	21,700	4,445,896
F5, Inc. (a)	21,141	5,396,452
Fair Isaac Corp. (a)	8,700	14,708,394
First Solar, Inc. (a)	39,700	10,370,831
Fortinet, Inc. (a)	223,300	17,732,253
Gartner, Inc. (a)	27,200	6,862,016
Gen Digital, Inc.	201,760	5,485,854
GoDaddy, Inc. Class A (a)	51,300	6,365,304
Hewlett Packard Enterprise Co.	491,653	11,809,505
HP, Inc.	330,053	7,353,581
Intel Corp. (a)	1,576,636	58,177,868
International Business Machines Corp.	329,795	97,688,577
Intuit, Inc.	99,837	66,134,026

See accompanying notes to financial statements.
204

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STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Jabil, Inc.	39,600	$9,029,592
Keysight Technologies, Inc. (a)	62,700	12,740,013
KLA Corp.	46,432	56,418,595
Lam Research Corp.	455,070	77,898,883
Microchip Technology, Inc.	193,966	12,359,514
Micron Technology, Inc.	398,834	113,831,212
Microsoft Corp.	2,646,558	1,279,928,380
Monolithic Power Systems, Inc.	17,700	16,042,572
Motorola Solutions, Inc.	58,572	22,451,819
NetApp, Inc.	72,714	7,786,942
NVIDIA Corp.	8,661,560	1,615,380,940
NXP Semiconductors NV	90,600	19,665,636
ON Semiconductor Corp. (a)	154,800	8,382,420
Oracle Corp.	599,515	116,851,469
Palantir Technologies, Inc. Class A (a)	810,800	144,119,700
Palo Alto Networks, Inc. (a)	238,600	43,950,120
PTC, Inc. (a)	41,100	7,160,031
Qnity Electronics, Inc. Class W/I	74,336	6,069,534
QUALCOMM, Inc.	384,326	65,738,962
Roper Technologies, Inc.	37,665	16,765,821
Salesforce, Inc.	342,695	90,783,332
Sandisk Corp. (a)	49,100	11,655,358
Seagate Technology Holdings PLC	75,324	20,743,476
ServiceNow, Inc. (a)	371,500	56,910,085
Skyworks Solutions, Inc.	59,300	3,760,213
Super Micro Computer, Inc. (a)(b)	194,700	5,698,869
Synopsys, Inc. (a)	64,840	30,456,645
TE Connectivity PLC	104,151	23,695,394
Teledyne Technologies, Inc. (a)	16,990	8,677,303
Teradyne, Inc.	59,600	11,536,176
Texas Instruments, Inc.	325,693	56,504,479
Trimble, Inc. (a)	89,700	7,027,995
Tyler Technologies, Inc. (a)	15,600	7,081,620
VeriSign, Inc.	28,753	6,985,541
Western Digital Corp.	123,553	21,284,475
Workday, Inc. Class A (a)	76,200	16,366,236
Zebra Technologies Corp. Class A (a)	19,600	4,759,272
		7,174,796,745
MATERIALS — 1.8%
Air Products & Chemicals, Inc.	78,102	19,292,756
Albemarle Corp.	34,600	4,893,824
Amcor PLC	761,126	6,347,791
Avery Dennison Corp.	29,570	5,378,192
Ball Corp.	108,932	5,770,128
CF Industries Holdings, Inc.	64,920	5,020,913
Corteva, Inc.	235,382	15,777,655
CRH PLC	238,500	29,764,800
Dow, Inc.	231,648	5,415,930
DuPont de Nemours, Inc.	148,673	5,976,655
Security Description	Shares	Value
Ecolab, Inc.	88,500	$23,233,020
Freeport-McMoRan, Inc.	512,140	26,011,591
International Flavors & Fragrances, Inc.	84,576	5,699,577
International Paper Co. (b)	191,603	7,547,242
Linde PLC	168,263	71,745,660
LyondellBasell Industries NV Class A (b)	94,358	4,085,701
Martin Marietta Materials, Inc.	21,645	13,477,476
Mosaic Co.	121,084	2,916,913
Newmont Corp.	398,733	39,813,490
Nucor Corp.	85,248	13,904,801
Packaging Corp. of America	30,600	6,310,638
PPG Industries, Inc.	84,254	8,632,665
Sherwin-Williams Co.	81,127	26,287,582
Smurfit WestRock PLC	180,736	6,989,061
Steel Dynamics, Inc.	51,000	8,641,950
Vulcan Materials Co.	46,771	13,340,025
		382,276,036
REAL ESTATE — 1.8%
Alexandria Real Estate Equities, Inc. REIT	58,800	2,877,672
American Tower Corp. REIT	163,418	28,691,298
AvalonBay Communities, Inc. REIT	50,569	9,168,665
BXP, Inc. REIT (b)	56,146	3,788,732
Camden Property Trust REIT	39,200	4,315,136
CBRE Group, Inc. Class A (a)	104,467	16,797,249
CoStar Group, Inc. (a)	148,000	9,951,520
Crown Castle, Inc. REIT	148,058	13,157,914
Digital Realty Trust, Inc. REIT	115,400	17,853,534
Equinix, Inc. REIT	34,043	26,082,385
Equity Residential REIT	124,519	7,849,678
Essex Property Trust, Inc. REIT	22,945	6,004,248
Extra Space Storage, Inc. REIT	75,300	9,805,566
Federal Realty Investment Trust REIT	30,600	3,084,480
Healthpeak Properties, Inc. REIT	258,523	4,157,050
Host Hotels & Resorts, Inc. REIT	267,962	4,750,966
Invitation Homes, Inc. REIT	188,500	5,238,415
Iron Mountain, Inc. REIT	106,281	8,816,009
Kimco Realty Corp. REIT	248,153	5,030,061
Mid-America Apartment Communities, Inc. REIT	38,700	5,375,817
Prologis, Inc. REIT	323,922	41,351,883
Public Storage REIT	56,335	14,618,932
Realty Income Corp. REIT	312,600	17,621,262
Regency Centers Corp. REIT	60,100	4,148,703
SBA Communications Corp. REIT	39,100	7,563,113
Simon Property Group, Inc. REIT	116,280	21,524,591

See accompanying notes to financial statements.
205

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STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
UDR, Inc. REIT	111,700	$4,097,156
Ventas, Inc. REIT	151,397	11,715,100
VICI Properties, Inc. REIT	374,000	10,516,880
Welltower, Inc. REIT	236,719	43,937,414
Weyerhaeuser Co. REIT	239,787	5,680,554
		375,571,983
UTILITIES — 2.2%
AES Corp.	210,936	3,024,822
Alliant Energy Corp.	92,400	6,006,924
Ameren Corp.	96,304	9,616,917
American Electric Power Co., Inc.	187,609	21,633,194
American Water Works Co., Inc.	70,700	9,226,350
Atmos Energy Corp.	57,800	9,689,014
CenterPoint Energy, Inc.	237,476	9,104,830
CMS Energy Corp.	109,455	7,654,188
Consolidated Edison, Inc.	135,752	13,482,889
Constellation Energy Corp.	109,494	38,680,945
Dominion Energy, Inc.	303,866	17,803,509
DTE Energy Co.	75,045	9,679,304
Duke Energy Corp.	271,492	31,821,577
Edison International	141,514	8,493,670
Entergy Corp.	151,396	13,993,532
Evergy, Inc. (b)	85,699	6,212,321
Eversource Energy	133,717	9,003,166
Exelon Corp.	359,784	15,682,985
FirstEnergy Corp.	169,093	7,570,294
NextEra Energy, Inc.	737,556	59,210,996
NiSource, Inc.	153,804	6,422,855
NRG Energy, Inc.	71,402	11,370,054
PG&E Corp.	776,100	12,471,927
Pinnacle West Capital Corp. (b)	43,604	3,867,675
PPL Corp. (b)	268,519	9,403,535
Public Service Enterprise Group, Inc.	171,388	13,762,456
Sempra	226,124	19,964,488
Southern Co.	383,159	33,411,465
Security Description	Shares	Value
Vistra Corp.	114,500	$18,472,285
WEC Energy Group, Inc.	111,082	11,714,708
Xcel Energy, Inc.	205,851	15,204,155
		463,657,030
TOTAL COMMON STOCKS (Cost $11,971,667,833)		20,843,603,567
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d)(e)	510,965,941	510,965,941
State Street Navigator Securities Lending Portfolio II (c)(f)	45,151,610	45,151,610
TOTAL SHORT-TERM INVESTMENTS (Cost $556,117,551)		556,117,551
TOTAL INVESTMENTS — 100.6% (Cost $12,527,785,384)		21,399,721,118
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(124,899,721)
NET ASSETS — 100.0%		$21,274,821,397
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,422	03/20/2026	$492,622,900	$490,056,657	$(2,566,243)

During the year ended December 31, 2025, the average notional value related to futures contracts was $376,646,136.
See accompanying notes to financial statements.
206

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,843,603,567	$—	$—	$20,843,603,567
Short-Term Investments	556,117,551	—	—	556,117,551
TOTAL INVESTMENTS	$21,399,721,118	$—	$—	$21,399,721,118
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,566,243)	$—	$—	$(2,566,243)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,566,243)	$—	$—	$(2,566,243)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	87,878	$8,625,226	$1,039,646	$—	$—	$3,271,993	100,278	$12,936,865	$294,019
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,330,006	512,330,006	2,132,988,902	2,134,352,967	—	—	510,965,941	510,965,941	15,780,037
State Street Navigator Securities Lending Portfolio II	10,688,113	10,688,113	679,619,759	645,156,262	—	—	45,151,610	45,151,610	51,754
Total		$531,643,345	$2,813,648,307	$2,779,509,229	$—	$3,271,993		$569,054,416	$16,125,810
See accompanying notes to financial statements.
207

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio	State Street Equity 500 Index II Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$5,819,267,898	$10,917,058,555	$2,566,445,472	$20,830,666,702
Investments in affiliated issuers, at value	274,869,786	363,921,279	187,831,036	569,054,416
Total Investments	6,094,137,684	11,280,979,834	2,754,276,508	21,399,721,118
Foreign currency, at value	—	8,682,854	—	—
Net cash at broker	—	3,151,940	2,210,405	32,220,308
Cash	—	—	—	11
Receivable from broker — accumulated variation margin on futures contracts	—	591,091	—	—
Receivable for investments sold	9,560,762	41,044,633	527,057	—
Receivable for fund shares sold	68,710,749	14,000	16,735,099	4,429,667
Dividends receivable — unaffiliated issuers	—	11,254,483	2,111,522	10,587,647
Dividends receivable — affiliated issuers	425,214	246,350	64,058	1,425,288
Interest receivable — unaffiliated issuers	46,882,249	—	—	—
Securities lending income receivable — unaffiliated issuers	16,210	215,512	28,721	9,685
Securities lending income receivable — affiliated issuers	33,848	104,903	83,867	5,862
Receivable from Adviser	8,291	—	—	—
Receivable for foreign taxes recoverable	1,305	10,973,801	—	16,520
Other receivable	439	—	—	—
Prepaid expenses and other assets	5,801	11,539	2,743	22,228
TOTAL ASSETS	6,219,782,552	11,357,270,940	2,776,039,980	21,448,438,334
LIABILITIES
Due to custodian	45,127	561,460	338,506	—
Payable upon return of securities loaned	93,809,290	233,251,908	168,663,032	45,151,610
Payable for investments purchased	243,966,869	277,552	9,751,399	—
Payable for fund shares repurchased	5,622,090	199,562,581	11,470,000	124,117,828
Payable to broker – accumulated variation margin on open futures contracts	—	—	811,551	2,562,375
Deferred foreign taxes payable	—	27,992,381	—	—
Custodian, sub-administration and transfer agent fees payable	382,797	754,823	179,985	—
Custodian fees payable	15,626	1,464,148	16,187	1,460,221
Trustees’ fees and expenses payable	160	612	182	598
Registration and filing fees payable	72,480	3,372	3,028	121,278
Professional fees payable	52,397	54,028	41,521	60,824
Printing and postage fees payable	2,375	5,383	12,920	9,143
Accrued expenses and other liabilities	4,537	99,977	85,969	133,060
TOTAL LIABILITIES	343,973,748	464,028,225	191,374,280	173,616,937
NET ASSETS	$5,875,808,804	$10,893,242,715	$2,584,665,700	$21,274,821,397
NET ASSETS CONSIST OF:
Paid-in capital	$6,096,031,074	$7,898,164,326	$2,033,532,210	$12,515,214,141
Total distributable earnings (loss)**	(220,222,270)	2,995,078,389	551,133,490	8,759,607,256
NET ASSETS	$5,875,808,804	$10,893,242,715	$2,584,665,700	$21,274,821,397
NET ASSET VALUE PER SHARE
Net asset value per share	$89.97	$147.31	$331.79	$615.95
Shares of beneficial interest	65,306,653	73,946,010	7,790,048	34,539,611
See accompanying notes to financial statements.
208

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued) December 31, 2025

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio	State Street Equity 500 Index II Portfolio
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,978,168,935	$7,571,534,568	$1,877,112,422	$11,964,289,471
Investments in affiliated issuers	274,869,786	363,921,279	187,831,036	563,495,913
Total cost of investments	$6,253,038,721	$7,935,455,847	$2,064,943,458	$12,527,785,384
Foreign currency, at cost	$—	$8,680,843	$—	$—
* Includes investments in securities on loan, at value	$256,862,889	$491,257,917	$341,562,126	$164,368,332
** Includes deferred foreign taxes	$—	$27,992,381	$—	$—
See accompanying notes to financial statements.
209

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio	State Street Equity 500 Index II Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$195,395,842	$284,547	$53,968	$950,406
Dividend income — unaffiliated issuers	—	290,088,311	29,852,816	223,572,503
Dividend income — affiliated issuers	5,418,595	6,352,365	771,944	16,074,056
Unaffiliated securities lending income	94,522	2,624,576	442,719	105,042
Affiliated securities lending income	317,061	1,227,019	935,545	51,754
Foreign taxes withheld	147	(27,013,154)	(99,416)	(52,748)
TOTAL INVESTMENT INCOME (LOSS)	201,226,167	273,563,664	31,957,576	240,701,013
EXPENSES
Custodian, sub-administration and transfer agent fees	487,641	975,253	248,742	—
Custodian fees	20,895	1,944,375	21,655	1,855,053
Trustees’ fees and expenses	40,165	60,294	32,710	93,376
Registration and filing fees	173,120	157,032	—	286,826
Professional fees and expenses	72,503	131,966	47,466	131,459
Printing and postage fees	2,421	5,235	143	9,722
Insurance expense	9,445	20,771	5,942	37,628
Miscellaneous expenses	54,344	294,028	808	1,304
TOTAL EXPENSES	860,534	3,588,954	357,466	2,415,368
Expenses waived/reimbursed by the Adviser	(82,899)	—	—	—
NET EXPENSES	777,635	3,588,954	357,466	2,415,368
NET INVESTMENT INCOME (LOSS)	$200,448,532	$269,974,710	$31,600,110	$238,285,645
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(4,270,409)	(67,745,591)	143,902,401	33,338,684
Foreign currency transactions	—	(1,089,871)	—	—
Futures contracts	—	49,242,557	56,888	40,044,892
Net realized gain (loss)	(4,270,409)	(19,592,905)	143,959,289	73,383,576
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	140,805,810	2,485,007,553	92,061,631	3,012,784,145
Investments — affiliated issuers	—	—	—	3,271,993
Foreign currency translations	—	2,082,198	—	—
Futures contracts	—	10,384,076	417,276	3,991,312
Net change in unrealized appreciation/depreciation	140,805,810	2,497,473,827	92,478,907	3,020,047,450
NET REALIZED AND UNREALIZED GAIN (LOSS)	136,535,401	2,477,880,922	236,438,196	3,093,431,026
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$336,983,933	$2,747,855,632	$268,038,306	$3,331,716,671
* Includes foreign capital gain taxes	$—	$(561,540)	$—	$—
** Includes foreign deferred taxes	$—	$(4,505,434)	$—	$—
See accompanying notes to financial statements.
210

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex-U.S. Index Portfolio
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$200,448,532	$119,935,436	$269,974,710	$211,217,584
Net realized gain (loss)	(4,270,409)	(8,860,598)	(19,592,905)	(16,893,635)
Net change in unrealized appreciation/depreciation	140,805,810	(74,963,623)	2,497,473,827	140,829,787
Net increase (decrease) in net assets resulting from operations	336,983,933	36,111,215	2,747,855,632	335,153,736
Distributions to shareholders	(201,504,743)	(121,219,244)	(357,876,695)	(239,634,877)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,887,840,417	1,523,557,525	1,707,542,856	2,128,223,896
Reinvestment of distributions	201,504,743	121,219,244	357,876,695	239,634,877
Cost of shares redeemed	(465,438,395)	(253,454,540)	(1,880,355,185)	(760,535,534)
Other capital	—	—	—	—
Net increase (decrease) in net assets from capital transactions	1,623,906,765	1,391,322,229	185,064,366	1,607,323,239
Net increase (decrease) in net assets during the period	1,759,385,955	1,306,214,200	2,575,043,303	1,702,842,098
Net assets at beginning of period	4,116,422,849	2,810,208,649	8,318,199,412	6,615,357,314
NET ASSETS AT END OF PERIOD	$5,875,808,804	$4,116,422,849	$10,893,242,715	$8,318,199,412
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,198,117	17,197,507	13,210,463	18,026,360
Reinvestment of distributions	2,255,275	1,371,515	2,447,522	2,092,333
Shares redeemed	(5,230,223)	(2,871,450)	(14,197,458)	(6,336,932)
Net increase (decrease) from share transactions	18,223,169	15,697,572	1,460,527	13,781,761
See accompanying notes to financial statements.
211

State Street Small/Mid Cap Equity Index Portfolio		State Street Equity 500 Index II Portfolio
Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

$31,600,110	$33,040,777	$238,285,645	$185,290,023
143,959,289	79,553,738	73,383,576	120,524,485
92,478,907	306,975,140	3,020,047,450	2,399,083,259
268,038,306	419,569,655	3,331,716,671	2,704,897,767
(171,531,604)	(158,157,890)	(344,508,850)	(290,137,138)

335,220,263	446,795,584	4,543,279,174	3,341,585,240
171,531,604	158,157,890	344,508,850	290,137,138
(686,936,608)	(451,680,285)	(1,577,273,969)	(1,531,848,585)
—	3,893	—	—
(180,184,741)	153,277,082	3,310,514,055	2,099,873,793
(83,678,039)	414,688,847	6,297,721,876	4,514,634,422
2,668,343,739	2,253,654,892	14,977,099,521	10,462,465,099
$2,584,665,700	$2,668,343,739	$21,274,821,397	$14,977,099,521

1,039,774	1,503,243	8,557,813	6,545,927
504,075	497,571	556,737	537,719
(2,237,184)	(1,450,844)	(2,761,269)	(3,048,900)
(693,335)	549,970	6,353,281	4,034,746
212

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$87.43	$89.54	$87.55	$103.42	$107.23
Income (loss) from investment operations:
Net investment income (loss) (a)	3.66	3.34	2.85	2.05	1.61
Net realized and unrealized gain (loss)	(4.74)	(2.16)	1.97	(15.74)	(3.46)
Total from investment operations	(1.08)	1.18	4.82	(13.69)	(1.85)
Other capital	—	—	0.00(b)	—	—
Distributions to shareholders from:
Net investment income	3.62	(3.29)	(2.83)	(2.18)	(1.96)
Net asset value, end of period	$89.97	$87.43	$89.54	$87.55	$103.42
Total return (c)	7.17%	1.34%	5.61%	(13.30)%	(1.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,875,809	$4,116,423	$2,810,209	$2,073,291	$2,099,436
Ratios to average net assets:
Total expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Net expenses	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income (loss)	4.11%	3.78%	3.25%	2.21%	1.55%
Portfolio turnover rate	17%(d)	16%(d)	14%(d)	21%(d)	21%(d)
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
213

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$114.76	$112.69	$100.36	$122.91	$116.43
Income (loss) from investment operations:
Net investment income (loss) (a)	3.70	3.41	3.27	3.16	3.09
Net realized and unrealized gain (loss)	33.75	2.20	12.40	(23.35)	6.56
Total from investment operations	37.45	5.61	15.67	(20.19)	9.65
Other capital	—	—	0.00(b)	(0.00)(b)	—
Distributions to shareholders from:
Net investment income	(4.90)	(3.54)	(3.34)	(2.36)	(3.17)
Net asset value, end of period	$147.31	$114.76	$112.69	$100.36	$122.91
Total return (c)	32.67%	5.00%	15.68%	(16.43)%	8.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,893,243	$8,318,199	$6,615,357	$4,827,067	$4,772,699
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.05%	0.05%
Net investment income (loss)	2.77%	2.87%	3.04%	3.01%	2.48%
Portfolio turnover rate	6%	1%	1%	2%	2%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
214

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$314.54	$284.07	$230.49	$316.31	$327.73
Income (loss) from investment operations:
Net investment income (loss) (a)	4.12	3.94	3.77	3.73	3.50
Net realized and unrealized gain (loss)	36.76	45.12	54.23	(84.22)	36.64
Total from investment operations	40.88	49.06	58.00	(80.49)	40.14
Other capital	—	0.00(b)	0.00(b)	—	0.00(b)
Distributions to shareholders from:
Net investment income	(4.63)	(4.27)	(3.68)	(3.23)	(3.47)
Net realized gains	(19.00)	(14.32)	(0.74)	(2.10)	(48.09)
Total distributions	(23.63)	(18.59)	(4.42)	(5.33)	(51.56)
Net asset value, end of period	$331.79	$314.54	$284.07	$230.49	$316.31
Total return (c)	12.81%	17.20%	25.18%	(25.44)%	12.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,584,666	$2,668,344	$2,253,655	$1,629,196	$1,616,128
Ratios to average net assets:
Total expenses	0.01%	0.02%	0.03%	0.03%	0.02%
Net investment income (loss)	1.27%	1.29%	1.49%	1.46%	0.96%
Portfolio turnover rate	26%	24%	24%	19%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
215

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$531.36	$433.20	$348.16	$432.09	$344.77
Income (loss) from investment operations:
Net investment income (loss) (a)	7.40	7.32	6.81	6.02	5.30
Net realized and unrealized gain (loss)	87.31	101.09	84.54	(84.50)	92.75
Total from investment operations	94.71	108.41	91.35	(78.48)	98.05
Contribution from affiliates	—	—	—	0.00(b)	—
Distributions to shareholders from:
Net investment income	(6.92)	(7.77)	(6.31)	(3.73)	(5.07)
Net realized gains	(3.20)	(2.48)	—	(1.72)	(5.66)
Total distributions	(10.12)	(10.25)	(6.31)	(5.45)	(10.73)
Net asset value, end of period	$615.95	$531.36	$433.20	$348.16	$432.09
Total return (c)	17.81%	24.99%	26.27%	(18.18)%	28.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,274,821	$14,977,100	$10,462,465	$7,267,890	$7,078,644
Ratios to average net assets:
Total expenses	0.01%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.31%	1.47%	1.74%	1.61%	1.34%
Portfolio turnover rate	2%	4%	4%	2%	6%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
216

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)		August 11, 2014	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2025
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	50.74%
State Street Global All Cap Equity ex-U.S. Index Fund	State Street Global All Cap Equity ex-U.S. Index Portfolio	36.44%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	30.28%
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	64.07%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
217

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund and Portfolio have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and Portfolio's investments in accordance with its investment objective. Each Fund’s and Portfolio's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s and Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s and Portfolio's Total Return is utilized by the CODM to compare results, including the impact of a Fund’s and Portfolio's costs, to a Fund’s and Portfolio's competitors and to a Fund’s and Portfolio's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For
218

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
219

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Equity 500 Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
State Street Equity 500 Index II Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
220

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2025, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Equity 500 Index II Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of December 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$591,091	$—	$591,091

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	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$811,551	$—	$811,551
State Street Equity 500 Index II Portfolio
Futures Contracts	—	—	—	2,562,375	—	2,562,375
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$49,242,557	$—	$49,242,557
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	56,888	—	56,888
State Street Equity 500 Index II Portfolio
Futures Contracts	—	—	—	40,044,892	—	40,044,892
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$10,384,076	$—	$10,384,076
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	417,276	—	417,276
State Street Equity 500 Index II Portfolio
Futures Contracts	—	—	—	3,991,312	—	3,991,312
6.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
State Street Equity 500 Index Fund	0.02

The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2026, to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees)
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Equity 500 Index Fund	0.020
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity ex-U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
State Street Equity 500 Index II Portfolio	0.020
With respect to State Street Global All Cap Equity ex-U.S. Index Fund, SSGA FM is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Funds' or Portfolios' acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Funds' or Portfolios' holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Funds' or Portfolios' Board.
For the year ended December 31, 2025, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the State Street Equity 500 Index Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A Shares and for services provided to each Fund's shareholders in such Class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the applicable Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedules of Investments.
During the year ended December 31, 2025, State Street made a contribution of $803 to the State Street Global All Cap Equity ex-U.S. Index Fund due to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
7.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$1,780,135,374	$613,377,317	$616,293,076	$172,418,293
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	1,147,319,965	529,071,490
State Street Small/Mid Cap Equity Index Portfolio	—	—	648,887,035	961,684,558
State Street Equity 500 Index II Portfolio	—	—	3,426,434,461	413,235,165
9.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, amortization and accretion of premium and discount for financial statement purposes, REITs, non-dividend adjustments to income, passive foreign investment companies, partnership basis adjustments, paydowns, corporate actions, wash sale loss deferrals, bond premium amortization, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$92,285,500	$—	$92,285,500
State Street Global All Cap Equity ex-U.S. Index Fund	127,445,313	40,344,004	167,789,317
State Street Small/Mid Cap Equity Index Fund	14,713,257	23,005,658	37,718,915
State Street Equity 500 Index Fund	163,338,062	29,183,809	192,521,871
State Street Aggregate Bond Index Portfolio	201,504,743	—	201,504,743
State Street Global All Cap Equity ex-U.S. Index Portfolio	357,876,695	—	357,876,695
State Street Small/Mid Cap Equity Index Portfolio	49,249,443	122,282,161	171,531,604
State Street Equity 500 Index II Portfolio	255,780,915	88,727,935	344,508,850
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Aggregate Bond Index Fund	$ 37,850,213	$ —	$ 37,850,213
State Street Global All Cap Equity ex-U.S. Index Fund	69,631,705	29,966,047	99,597,752
State Street Small/Mid Cap Equity Index Fund	13,269,126	—	13,269,126
State Street Equity 500 Index Fund	139,605,522	1,323,791	140,929,313
State Street Aggregate Bond Index Portfolio	121,219,244	—	121,219,244
State Street Global All Cap Equity ex-U.S. Index Portfolio	239,634,877	—	239,634,877
State Street Small/Mid Cap Equity Index Portfolio	60,928,402	97,229,488	158,157,890
State Street Equity 500 Index II Portfolio	242,559,735	47,577,403	290,137,138
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year/ Post-October Losses	Total
State Street Aggregate Bond Index Fund	$130,774	$—	$—	$(62,293,708)	$—	$(62,162,934)
State Street Global All Cap Equity ex-U.S. Index Fund	88,780	—	5,947,528	733,127,981	—	739,164,289
State Street Small/Mid Cap Equity Index Fund	165,572	—	37,379,807	63,548,798	—	101,094,177
State Street Equity 500 Index Fund	—	—	52,325,392	4,451,225,068	—	4,503,550,460
State Street Aggregate Bond Index Portfolio	1,799,928	(61,947,836)	—	(160,074,362)	—	(220,222,270)
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	(137,115,116)	—	3,145,937,407	(13,743,902)	2,995,078,389
State Street Small/Mid Cap Equity Index Portfolio	9,651,875	—	34,399,483	507,082,132	—	551,133,490
State Street Equity 500 Index II Portfolio	—	—	3,780,882	8,757,062,790	(1,236,416)	8,759,607,256
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

As of December 31, 2025, the Funds and Portfolios had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Aggregate Bond Index Portfolio	$21,203,239	$40,744,597
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	137,115,116
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$3,043,660,739	$12,431,700	$74,725,408	$(62,293,708)
State Street Global All Cap Equity ex-U.S. Index Fund	3,236,415,173	738,419,907	5,291,926	733,127,981
State Street Small/Mid Cap Equity Index Fund	719,190,329	73,174,533	9,625,735	63,548,798
State Street Equity 500 Index Fund	9,179,264,914	4,525,448,266	74,223,198	4,451,225,068
State Street Aggregate Bond Index Portfolio	6,254,212,046	53,912,647	213,987,009	(160,074,362)
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,108,276,587	3,828,037,590	654,744,532	3,173,293,058
State Street Small/Mid Cap Equity Index Portfolio	2,246,382,533	840,750,836	333,668,704	507,082,132
State Street Equity 500 Index II Portfolio	12,640,092,085	9,196,920,548	439,857,758	8,757,062,790
10.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 256,862,889	$ 93,809,290	$ 168,467,550	$ 262,276,840
State Street Global All Cap Equity ex-U.S. Index Portfolio	491,257,917	233,251,908	285,832,454	519,084,362
State Street Small/Mid Cap Equity Index Portfolio	341,562,126	168,663,032	185,913,348	354,576,380
State Street Equity 500 Index II Portfolio	164,368,332	45,151,610	124,445,147	169,596,757
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$82,325,560	$—	$—	$—	$82,325,560	$82,325,560
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	9,084,030	—	—	—	9,084,030	9,084,030
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	2,399,700	—	—	—	2,399,700	2,399,700
State Street Global All Cap Equity Ex-U.S. Index Portfolio	Common Stocks	233,249,470	—	—	—	233,249,470	233,249,470
State Street Global All Cap Equity ex-U.S. Index Portfolio	Warrants	2,438	—	—	—	2,438	2,438
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	168,663,032	—	—	—	168,663,032	168,663,032
State Street Equity 500 Index II Portfolio	Common Stocks	45,151,610	—	—	—	45,151,610	45,151,610
11.    Line of Credit
The State Street Aggregate Bond Index Portfolio and the State Street Global All Cap Equity ex-U.S. Index Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025 ) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of December 31, 2025.
12.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
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Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds' financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Equity 500 Index Fund, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and State Street Equity 500 Index II Portfolio and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and State Street Equity 500 Index Fund (collectively referred to as the “Funds”) and State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and State Street Equity 500 Index II Portfolio (collectively referred to as the “Portfolios”) (eight of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments of the Portfolios, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds and Portfolios (eight of the series constituting State Street Institutional Investment Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ and Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
229

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds and the Portfolios for their fiscal year ended December 31, 2025.
Dividends Received Deduction
Each Fund and each Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Capital Gain Dividend
The Funds and Portfolios hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$40,344,004
State Street Small/Mid Cap Equity Index Fund	23,005,658
State Street Equity 500 Index Fund	29,183,809
State Street Small/Mid Cap Equity Index Portfolio	122,282,161
State Street Equity 500 Index II Portfolio	88,727,935
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the fiscal year ended December 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$7,422,245
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,679,295
The amount of foreign source income earned on the following Fund and Portfolio during the fiscal year ended December 31, 2025 was as follows:
Amount
State Street Global All Cap Equity ex-U.S. Index Fund	$104,864,168
State Street Global All Cap Equity ex-U.S. Index Portfolio	277,670,113
230

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
State Street Federal Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$218,879,775,385	$164,407,731
Receivable for fund shares sold	9,885,147	344,709
Receivable from Adviser	20,068	2,558
Prepaid expenses and other assets	185,902	7,179
TOTAL ASSETS	218,889,866,502	164,762,177
LIABILITIES
Payable for fund shares repurchased	21,998,369	1,512,773
Administration fees payable	9,099,401	20,100
Shareholder servicing fee payable	1,494,745	173,553
Distribution fees payable	113,486	—
Transfer agent fees payable	29,562	—
Registration and filing fees payable	2,680,924	—
Professional fees payable	113,144	—
Printing fees payable	135,624	—
Distribution payable	208,801,152	15,916
Accrued expenses and other liabilities	280,337	53
TOTAL LIABILITIES	244,746,744	1,722,395
NET ASSETS	$218,645,119,758	$163,039,782
NET ASSETS CONSIST OF:
Paid-in capital	$218,645,201,806	$163,039,602
Total distributable earnings (loss)	(82,048)	180
NET ASSETS	$218,645,119,758	$163,039,782
Administration Class
Net Assets	$2,316,579,085	$—
Shares Outstanding	2,316,599,039	—
Net asset value, offering and redemption price per share	$1.00	$—
Bancroft Capital Class
Net Assets	$62,863,278	$—
Shares Outstanding	62,866,903	—
Net asset value, offering and redemption price per share	$1.00	$—
Blaylock Van Class
Net Assets	$385,422,409	$—
Shares Outstanding	385,423,831	—
Net asset value, offering and redemption price per share	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$33,189,323	$—
Shares Outstanding	33,189,150	—
Net asset value, offering and redemption price per share	$1.00	$—
Institutional Class
Net Assets	$20,434,719,836	$—
Shares Outstanding	20,434,756,579	—
Net asset value, offering and redemption price per share	$1.00	$—
Investment Class
Net Assets	$138,350,126	$—
Shares Outstanding	138,354,588	—
Net asset value, offering and redemption price per share	$1.00	$—
Investor Class
Net Assets	$3,879,201,261	$—
Shares Outstanding	3,879,221,860	—
Net asset value, offering and redemption price per share	$1.00	$—
Opportunity Class
Net Assets	$9,053,051,664	$—
Shares Outstanding	9,053,077,259	—
Net asset value, offering and redemption price per share	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued) December 31, 2025

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund
Premier Class
Net Assets	$172,632,135,784	$—
Shares Outstanding	172,632,344,607	—
Net asset value, offering and redemption price per share	$1.00	$—
Trust Class
Net Assets	$427,847,959	$—
Shares Outstanding	427,865,468	—
Net asset value, offering and redemption price per share	$1.00	$—
Class G
Net Assets	$9,200,546,441	$—
Shares Outstanding	9,200,568,245	—
Net asset value, offering and redemption price per share	$1.00	$—
Select Class
Net Assets	$81,212,592	$—
Shares Outstanding	81,211,573	—
Net asset value, offering and redemption price per share	$1.00	$—
Advantage Class
Net Assets	$—	$163,039,782
Shares Outstanding	—	163,039,602
Net asset value, offering and redemption price per share	$—	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund*
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$7,587,998,364	$3,890,807
Expenses allocated from affiliated Portfolio	(100,467,881)	(45,926)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	7,487,530,483	3,844,881
EXPENSES
Administration fees
Administration Class	980,912	—
Bancroft Capital Class	51,494	—
Blaylock Van Class	225,343	—
Cabrera Capital Markets Class	13,978	—
Institutional Class	7,307,171	—
Investment Class	67,709	—
Investor Class	1,759,922	—
Opportunity Class	3,920,299	—
Premier Class	70,348,112	—
Trust Class (a)	143,307	—
Class G	801,617	—
Select Class	38,056	—
Advantage Class	—	129,418
Shareholder servicing fees
Administration Class	3,923,647	—
Bancroft Capital Class	30,896	—
Blaylock Van Class	135,206	—
Cabrera Capital Markets Class	8,387	—
Institutional Class	4,384,303	—
Investment Class	338,542	—
Investor Class	2,815,875	—
Opportunity Class	2,352,180	—
Trust Class (a)	166,236	—
Advantage Class	—	231,103
Distribution fees
Administration Class	980,912	—
Investment Class	135,417	—
Custodian fees	66,492	—
Trustees’ fees and expenses	21,056	15,803
Transfer agent fees	133,009	—
Registration and filing fees	3,216,679	—
Professional fees and expenses	454,668	—
Printing and postage fees	250,238	—
Insurance expense	363,401	—
Miscellaneous expenses	888,706	—
TOTAL EXPENSES	106,323,770	376,324
Expenses waived/reimbursed by the Adviser	(22,345)	(61,709)
NET EXPENSES	106,301,425	314,615
NET INVESTMENT INCOME (LOSS)	$7,381,229,058	$3,530,266
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	658,912	109
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,381,887,970	$3,530,375

*	For the period January 6, 2025 (commencement of operations) through December 31, 2025.
(a)	For Trust Class shares, data for the year ended December 31, 2025 is from June 13, 2025 (commencement date) through December 31, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,381,229,058	$7,818,464,737	$3,530,266
Net realized gain (loss)	658,912	(536,864)	109
Net increase (decrease) in net assets resulting from operations	7,381,887,970	7,817,927,873	3,530,375
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(76,735,044)	(93,505,602)	—
Bancroft Capital Class	(4,272,983)	(3,156,673)	—
Blaylock Van Class	(18,604,110)	(8,117,955)	—
Cabrera Capital Markets Class	(1,157,091)	(7,042,379)	—
Institutional Class	(602,369,413)	(714,661,963)	—
Investment Class	(5,174,129)	(11,585,054)	—
Investor Class	(144,001,823)	(163,806,487)	—
Opportunity Class	(323,814,637)	(301,467,396)	—
Premier Class	(5,853,600,844)	(6,251,270,397)	—
Trust Class (a)	(11,540,134)	—	—
Class G	(336,595,356)	(261,557,060)	—
Select Class	(3,191,772)	(2,595,096)	—
Advantage Class	—	—	(3,530,195)
Total distributions to shareholders	(7,381,057,336)	(7,818,766,062)	(3,530,195)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	23,043,700,612	24,502,785,755	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	302,699,260	—	—
Reinvestment of distributions	30,773,289	29,261,264	—
Shares redeemed	(22,707,649,775)	(25,364,008,486)	—
Net increase (decrease) from capital share transactions	669,523,386	(831,961,467)	—
Bancroft Capital Class
Shares sold	434,675,393	154,100,000	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	14,783,631	—	—
Reinvestment of distributions	4,042,382	3,154,599	—
Shares redeemed	(438,326,707)	(169,930,947)	—
Net increase (decrease) from capital share transactions	15,174,699	(12,676,348)	—
Blaylock Van Class
Shares sold	924,812,856	1,628,100,003	—
Reinvestment of distributions	9,848,859	4,594,893	—
Shares redeemed	(861,141,278)	(1,374,842,681)	—
Net increase (decrease) from capital share transactions	73,520,437	257,852,215	—
Cabrera Capital Markets Class
Shares sold	462,349,962	1,165,777,576	—
Reinvestment of distributions	893,418	4,738,308	—
Shares redeemed	(431,867,753)	(1,640,749,106)	—
Net increase (decrease) from capital share transactions	31,375,627	(470,233,222)	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
Institutional Class
Shares sold	$195,463,745,407	$179,929,257,006	$—
Proceeds from shares issued in connection with a Reorganization (Note 8)	61,936,569	—	—
Reinvestment of distributions	288,200,603	341,091,611	—
Shares redeemed	(187,253,720,788)	(179,180,582,719)	—
Net increase (decrease) from capital share transactions	8,560,161,791	1,089,765,898	—
Investment Class
Shares sold	196,818,514	301,261,217	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	6,868	—	—
Reinvestment of distributions	214,342	462,114	—
Shares redeemed	(207,211,574)	(431,243,070)	—
Net increase (decrease) from capital share transactions	(10,171,850)	(129,519,739)	—
Investor Class
Shares sold	38,510,778,278	46,835,120,146	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	74,085,763	—	—
Reinvestment of distributions	129,780,362	143,124,764	—
Shares redeemed	(38,161,688,336)	(45,338,823,573)	—
Net increase (decrease) from capital share transactions	552,956,067	1,639,421,337	—
Opportunity Class
Shares sold	92,693,687,431	73,924,887,907	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	35,853,040	—	—
Reinvestment of distributions	189,636,859	192,836,696	—
Shares redeemed	(89,868,159,193)	(72,545,776,292)	—
Net increase (decrease) from capital share transactions	3,051,018,137	1,571,948,311	—
Premier Class
Shares sold	1,979,560,205,499	1,651,467,533,159	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	1,764,904,681	—	—
Reinvestment of distributions	4,495,039,564	4,685,774,230	—
Shares redeemed	(1,956,264,352,982)	(1,639,329,965,255)	—
Net increase (decrease) from capital share transactions	29,555,796,762	16,823,342,134	—
Trust Class (a)
Shares sold	3,227,502,145	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	669,346,369	—	—
Reinvestment of distributions	6,419,346	—	—
Shares redeemed	(3,475,420,727)	—	—
Net increase (decrease) from capital share transactions	427,847,133	—	—
Class G
Shares sold	101,637,061,766	76,272,857,837	—
Reinvestment of distributions	332,639,726	255,900,619	—
Shares redeemed	(98,733,184,739)	(75,330,532,246)	—
Net increase (decrease) from capital share transactions	3,236,516,753	1,198,226,210	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
Select Class
Shares sold	$638,073,447	$431,523,217	$—
Reinvestment of distributions	3,185,537	2,587,774	—
Shares redeemed	(626,423,896)	(410,968,765)	—
Net increase (decrease) from capital share transactions	14,835,088	23,142,226	—
Advantage Class
Shares sold	—	—	277,848,946
Reinvestment of distributions	—	—	3,510,739
Shares redeemed	—	—	(118,320,083)
Net increase (decrease) from capital share transactions	—	—	163,039,602
Net increase (decrease) in net assets from beneficial interest transactions	46,178,554,030	21,159,307,555	163,039,602
Net increase (decrease) in net assets during the period	46,179,384,664	21,158,469,366	163,039,782
Net assets at beginning of period	172,465,735,094	151,307,265,728	—
NET ASSETS AT END OF PERIOD	$218,645,119,758	$172,465,735,094	$163,039,782
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	23,043,700,612	24,502,785,755	—
Shares issued in connection with a Reorganization (Note 8)	302,689,041	—	—
Reinvestment of distributions	30,773,289	29,261,264	—
Shares redeemed	(22,707,649,775)	(25,364,008,486)	—
Net increase (decrease) from share transactions	669,513,167	(831,961,467)	—
Bancroft Capital Class
Shares sold	434,675,393	154,100,000	—
Shares issued in connection with a Reorganization (Note 8)	14,783,741	—	—
Reinvestment of distributions	4,042,382	3,154,599	—
Shares redeemed	(438,326,707)	(169,930,947)	—
Net increase (decrease) from share transactions	15,174,809	(12,676,348)	—
Blaylock Van Class
Shares sold	924,812,856	1,628,100,003	—
Reinvestment of distributions	9,848,859	4,594,893	—
Shares redeemed	(861,141,278)	(1,374,842,681)	—
Net increase (decrease) from share transactions	73,520,437	257,852,215	—
Cabrera Capital Markets Class
Shares sold	462,349,962	1,165,777,576	—
Reinvestment of distributions	893,418	4,738,308	—
Shares redeemed	(431,867,753)	(1,640,749,106)	—
Net increase (decrease) from share transactions	31,375,627	(470,233,222)	—
Institutional Class
Shares sold	195,463,745,407	179,929,257,006	—
Shares issued in connection with a Reorganization (Note 8)	61,930,064	—	—
Reinvestment of distributions	288,200,603	341,091,611	—
Shares redeemed	(187,253,720,788)	(179,180,582,719)	—
Net increase (decrease) from share transactions	8,560,155,286	1,089,765,898	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
Investment Class
Shares sold	196,818,514	301,261,217	—
Shares issued in connection with a Reorganization (Note 8)	6,868	—	—
Reinvestment of distributions	214,342	462,114	—
Shares redeemed	(207,211,574)	(431,243,070)	—
Net increase (decrease) from share transactions	(10,171,850)	(129,519,739)	—
Investor Class
Shares sold	38,510,778,278	46,835,120,146	—
Shares issued in connection with a Reorganization (Note 8)	74,085,363	—	—
Reinvestment of distributions	129,780,362	143,124,764	—
Shares redeemed	(38,161,688,336)	(45,338,823,573)	—
Net increase (decrease) from share transactions	552,955,667	1,639,421,337	—
Opportunity Class
Shares sold	92,693,687,431	73,924,887,907	—
Shares issued in connection with a Reorganization (Note 8)	35,854,947	—	—
Reinvestment of distributions	189,636,859	192,836,696	—
Shares redeemed	(89,868,159,193)	(72,545,776,292)	—
Net increase (decrease) from share transactions	3,051,020,044	1,571,948,311	—
Premier Class
Shares sold	1,979,560,205,499	1,651,467,533,159	—
Shares issued in connection with a Reorganization (Note 8)	1,764,724,405	—	—
Reinvestment of distributions	4,495,039,564	4,685,774,230	—
Shares redeemed	(1,956,264,352,982)	(1,639,329,965,255)	—
Net increase (decrease) from share transactions	29,555,616,486	16,823,342,134	—
Trust Class (a)
Shares sold	3,227,502,145	—	—
Shares issued in connection with a Reorganization (Note 8)	669,364,704	—	—
Reinvestment of distributions	6,419,346	—	—
Shares redeemed	(3,475,420,727)	—	—
Net increase (decrease) from share transactions	427,865,468	—	—
Class G
Shares sold	101,637,061,766	76,272,857,837	—
Reinvestment of distributions	332,639,726	255,900,619	—
Shares redeemed	(98,733,184,739)	(75,330,532,246)	—
Net increase (decrease) from share transactions	3,236,516,753	1,198,226,210	—
Select Class
Shares sold	638,073,447	431,523,217	—
Reinvestment of distributions	3,185,537	2,587,774	—
Shares redeemed	(626,423,896)	(410,968,765)	—
Net increase (decrease) from share transactions	14,835,088	23,142,226	—
Advantage Class
Shares sold	—	—	277,848,946
Reinvestment of distributions	—	—	3,510,739
Shares redeemed	—	—	(118,320,083)
Net increase (decrease) from share transactions	—	—	163,039,602

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

(a)	For Trust Class shares, data for the year ended December 31, 2025 is from June 13, 2025 (commencement date) through December 31, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0393	0.0486	0.0469	0.0139	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0393	0.0486	0.0469	0.0139	0.0001
Distributions to shareholders from:
Net investment income	(0.0393)	(0.0486)	(0.0469)	(0.0139)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.00%	4.97%	4.80%	1.39%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,316,579	$1,647,046	$2,479,017	$2,250,119	$2,230,490
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%	0.36%	0.36%	0.30%	0.07%
Net investment income (loss)	3.91%	4.88%	4.71%	1.39%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0415	0.0508	0.0491	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0415	0.0508	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0415)	(0.0508)	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,863	$47,688	$60,365	$100	$100
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.04%(d)
Net investment income (loss)	4.15%	4.97%	5.03%	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0415	0.0509	0.0490	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	(0.0001)	0.0001	0.0000(b)	0.0000(b)
Total from investment operations	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$385,422	$311,900	$54,050	$429,773	$500
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%	0.14%	0.14%	0.15%	0.04%(d)
Net investment income (loss)	4.13%	4.92%	5.06%	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0415(b)	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(c)	(0.0000)(c)	0.0000(c)	0.0000(c)	0.0000(c)
Total from investment operations	0.0415	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0415)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (d)	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,189	$1,814	$472,047	$175,359	$100
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.18%	0.14%(e)
Net expenses	0.14%	0.14%	0.15%	0.17%	0.04%(e)
Net investment income (loss)	4.14%	5.18%	5.24%	4.32%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0415	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.23%	5.21%	5.04%	1.58%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,434,720	$11,874,488	$10,784,799	$3,373,375	$1,588,396
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.15%	0.14%	0.04%
Net investment income (loss)	4.12%	5.07%	5.08%	2.06%	0.03%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0383	0.0476	0.0459	0.0132	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0383	0.0476	0.0459	0.0132	0.0001
Distributions to shareholders from:
Net investment income	(0.0383)	(0.0476)	(0.0459)	(0.0132)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	3.89%	4.87%	4.69%	1.33%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$138,350	$148,521	$278,042	$417,225	$428,088
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.46%	0.38%	0.07%
Net investment income (loss)	3.82%	4.80%	4.53%	1.32%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0410	0.0503	0.0486	0.0152	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0410	0.0503	0.0486	0.0152	0.0001
Distributions to shareholders from:
Net investment income	(0.0410)	(0.0503)	(0.0486)	(0.0152)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.17%	5.15%	4.97%	1.53%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,879,201	$3,326,227	$1,686,830	$1,762,314	$1,063,097
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.19%	0.18%	0.07%
Net investment income (loss)	4.09%	5.00%	4.85%	1.96%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0415	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.23%	5.20%	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,053,052	$6,001,997	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%(d)
Net expenses	0.14%	0.14%	0.14%	0.14%	0.04%(d)
Net investment income (loss)	4.13%	5.04%	5.00%	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0418	0.0511	0.0494	0.0159	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0418	0.0511	0.0494	0.0159	0.0001
Distributions to shareholders from:
Net investment income	(0.0418)	(0.0511)	(0.0494)	(0.0159)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.26%	5.23%	5.06%	1.60%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$172,632,136	$143,075,681	$126,252,999	$75,138,139	$84,009,144
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.11%	0.10%	0.05%
Net investment income (loss)	4.16%	5.09%	5.01%	1.63%	0.03%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

Trust Class (a)
For the Period 06/13/25*- 12/31/25
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0219
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0219
Distributions to shareholders from:
Net investment income	(0.0219)
Total distributions	(0.0219)
Net asset value, end of period	$1.0000
Total return (c)	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$427,848
Ratios to Average Net Assets:
Total expenses	0.17%(d)
Net expenses	0.17%(d)
Net investment income (loss)	3.99%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class G (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0422	0.0515	0.0498	0.0162	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—
Total from investment operations	0.0422	0.0515	0.0498	0.0162	0.0001
Distributions to shareholders from:
Net investment income	(0.0422)	(0.0515)	(0.0498)	(0.0162)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.30%	5.27%	5.10%	1.63%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,200,546	$5,963,995	$4,765,804	$4,699,611	$7,180,149
Ratios to Average Net Assets:
Total expenses	0.07%	0.07%	0.07%	0.08%	0.08%
Net expenses	0.07%	0.07%	0.07%	0.07%	0.05%
Net investment income (loss)	4.20%	5.11%	4.98%	1.47%	0.03%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Select Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0421	0.0514	0.0498	0.0152
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0421	0.0514	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0421)	(0.0514)	(0.0498)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.29%	5.27%	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$81,213	$66,377	$43,234	$28,693
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.11%	0.12%(d)
Net expenses	0.08%	0.08%	0.07%	0.08%(d)
Net investment income (loss)	4.19%	5.12%	5.02%	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0384
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0384
Distributions to shareholders from:
Net investment income	(0.0384)
Total distributions	(0.0384)
Net asset value, end of period	$1.0000
Total return (c)	3.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$163,040
Ratios to Average Net Assets:
Total expenses	0.46%(d)
Net expenses	0.39%(d)
Net investment income (loss)	3.83%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
Institutional Class
Investment Class
Investor Class
Opportunity Class
Premier Class
Trust Class
Class G
	Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 January 18, 2018 October 17, 2007 March 21, 2016 October 28, 2021 October 25, 2007 June 13, 2025 October 5, 2014 June 2, 2022	Diversified
State Street Federal Government Money Market Fund	Advantage Class	January 6, 2025	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Institutional U.S. Government Money Market Fund's and State Street Federal Government Money Market Fund's proportionate interest in the net assets of the Portfolio (99.05% and 0.07%, respectively, at December 31, 2025). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
On June 13, 2025, the State Street Institutional Liquid Reserves Government Money Market Fund merged into State Street Institutional U.S. Government Money Market Fund. See Note 8 - Reorganization.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Funds' pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Funds' pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Each Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the State Street Institutional U.S. Government Money Market Fund and/or to reimburse the State Street Institutional U.S. Government Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. For the year ended December 31, 2025, the Adviser contractually waived fees in the amount of $22,345.
SSGA FM is contractually obligated until April 30, 2026 to reimburse the State Street Institutional U.S. Government Money Market Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the State Street Institutional U.S. Government Money Market Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the State Street Institutional U.S. Government Money Market Fund may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees. For the year ended December 31, 2025, the Adviser contractually waived fees in the amount of $0 for the State Street Institutional U.S. Government Money Market Fund.
In addition to any contractual expense limitation for a Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”).The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2025 were $0.
As of December 31, 2025, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the State Street Institutional U.S. Government Money Market Fund, except class G shares of the State Street Institutional U.S. Government Money Market Fund, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
State Street serves as custodian of the State Street Institutional Government Money Market Fund for a separate fee that is paid by the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

SSGA FM serves as administrator of the State Street Federal Government Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the "Operations and Administration Fee") at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund's investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a "Proxy") to shareholders of a Fund; associated expenses of conducting meetings of a Fund's shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under theShareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended December 31, 2025, SSGA FM voluntarily waived fees and reduced expenses in the amount of $61,709 as shown on the State Street Federal Government Money Market Fund's Statement of Operations.
State Street serves as the sub-administrator and custodian for the State Street Federal Government Money Market Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Government Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The State Street Institutional U.S. Government Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the State Street Institutional U.S. Government Money Market Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to State Street Institutional U.S. Government Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2025, the State Street Institutional U.S. Government Money Market Fund's Administration Class shares and Investment Class shares paid $980,912 and $135,417, respectively, to SSGA FD under the Plan.
Under the State Street Institutional U.S. Government Money Market Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the State Street Institutional U.S. Government Money Market Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The State Street Institutional U.S. Government Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.058%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2025, the State Street Institutional U.S. Government Money Market Fund Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $3,923,647, $30,896, $135,206, $8,387, $4,384,303, $338,542, $2,815,875, $2,352,180, and $166,236, respectively, for these services which SSGA FD subsequently paid in part
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The State Street Institutional U.S. Government Money Market Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The State Street Federal Government Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The State Street Institutional U.S. Government Money Market Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the State Street Institutional U.S. Government Money Market Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
The State Street Federal Government Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$7,381,057,337	$—	$7,381,057,337
State Street Federal Government Money Market Fund	3,530,195	—	3,530,195
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional U.S. Government Money Market Fund	$ 7,818,766,062	$ —	$ 7,818,766,062
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional U.S. Government Money Market Fund	$122,048	$—	$—	$—	$122,048
State Street Federal Government Money Market Fund	180	—	—	—	180
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statement of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
8.    Reorganization
On June 13, 2025, the State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of the State Street Institutional Liquid Reserves Government Money Market Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the State Street Institutional U.S. Government Money Market Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders.
Under the terms of the Agreement and Plan of Reorganization, the State Street Institutional Liquid Reserves Government Money Market Fund assets, liabilities and obligations were transferred to the State Street Institutional U.S. Government Money Market Fund in return for shares of the State Street Institutional U.S. Government Money Market Fund. The State Street Institutional U.S. Government Money Market Fund shares were distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the State Street Institutional Liquid Reserves Government Money Market Fund became shareholders of the State Street Institutional U.S. Government Money Market Fund and received shares of the State Street Institutional U.S. Government Money Market Fund with a value equal to their shares of the Fund at the time of the Reorganization.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Received from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Administration Class	$302,689,041	$302,689,041	$302,699,260	$1,915,735,483	$2,218,434,743
Bancroft Capital Class	14,783,741	14,783,741	14,783,631	234,875,831	249,659,462
Institutional Class	61,930,064	61,930,064	61,936,569	14,934,974,189	14,996,910,758
Investment Class	6,868	6,868	6,868	126,359,534	126,366,402
Investor Class	74,085,363	74,085,363	74,085,763	3,171,437,855	3,245,523,618
Opportunity Class	35,854,947	35,854,947	35,853,040	8,985,542,023	9,021,395,063
Premier Class	1,764,724,405	1,764,724,405	1,764,904,681	129,427,408,503	131,192,313,184
Trust Class*	669,364,704	669,364,704	669,346,369	—	669,346,369
*	New share class of the Acquiring Fund as a result of the Reorganization.
Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, are as follows:
Net Investment income (loss)	$7,435,222,753
Total net realized and change in unrealized gain (loss)	$664,233
Net increase (decrease) in net assets resulting from operations	$7,435,886,986
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2025.
The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional U.S. Government Money Market Fund and State Street Federal Government Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Institutional U.S. Government Money Market Fund and State Street Federal Government Money Market Fund (collectively referred to as the “Funds”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting State Street Institutional Investment Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the State Street Institutional Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Institutional U.S. Government Money Market Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
State Street Federal Government Money Market Fund	For the period from January 6, 2025 (commencement of operations) through December 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
29

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.9%
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	3.690%	01/01/2026	09/17/2026	$85,600,000	$85,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.01% (a)	3.720%	01/01/2026	06/05/2026	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.722%	01/01/2026	01/27/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.770%	01/01/2026	09/23/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.780%	01/01/2026	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.780%	01/01/2026	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.785%	01/01/2026	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.790%	01/01/2026	11/23/2027	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	3.792%	01/01/2026	02/06/2026	250,000,000	249,998,858
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.795%	01/01/2026	05/15/2026	301,200,000	301,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.795%	01/01/2026	12/17/2027	240,000,000	240,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	05/12/2027	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	09/28/2027	260,000,000	260,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.805%	01/01/2026	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	06/18/2026	47,400,000	47,396,413
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.810%	01/01/2026	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.815%	01/01/2026	03/18/2026	450,400,000	450,393,375
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.815%	01/01/2026	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	3.820%	01/01/2026	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.825%	01/01/2026	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	05/08/2026	30,000,000	30,000,906
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	06/09/2027	16,000,000	16,000,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	06/16/2027	$30,000,000	$30,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	08/11/2027	119,500,000	119,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.835%	01/01/2026	08/18/2027	198,400,000	198,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	10/22/2027	79,637,000	79,645,571
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	10/21/2026	405,000,000	404,992,127
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	12/18/2026	247,400,000	247,441,715
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	01/08/2027	339,500,000	339,728,395
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	01/14/2027	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.845%	01/01/2026	10/01/2027	334,550,000	334,949,066
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.905%	01/01/2026	05/03/2027	56,400,000	56,467,912
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.910%	01/01/2026	03/29/2027	46,600,000	46,655,077
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	3.980%	01/01/2026	12/18/2026	28,500,000	28,555,602
Federal Farm Credit Discount Notes (b)	3.740%	05/05/2026	05/05/2026	126,000,000	124,389,930
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Discount Notes (b)	3.940%	02/26/2026	02/26/2026	$97,200,000	$96,614,910
Federal Home Loan Bank Discount Notes (b)	3.515%	06/17/2026	06/17/2026	75,000,000	73,784,396
Federal Home Loan Bank Discount Notes (b)	3.705%	04/08/2026	04/08/2026	85,000,000	84,160,200
Federal Home Loan Bank Discount Notes (b)	3.725%	03/31/2026	03/31/2026	459,000,000	454,820,550
Federal Home Loan Bank Discount Notes (b)	3.805%	02/06/2026	02/06/2026	358,000,000	356,676,093
Federal Home Loan Bank Discount Notes (b)	3.830%	01/30/2026	01/30/2026	453,800,000	452,451,750
Federal Home Loan Bank Discount Notes (b)	3.835%	01/26/2026	01/26/2026	134,800,000	134,455,361
Federal Home Loan Bank Discount Notes (b)	3.870%	01/09/2026	01/09/2026	91,400,000	91,331,222
Federal Home Loan Bank Discount Notes (b)	3.895%	01/07/2026	01/07/2026	324,146,000	323,970,650
Federal Home Loan Bank Discount Notes (b)	3.930%	03/06/2026	03/06/2026	243,200,000	241,527,392
Federal Home Loan Bank Discount Notes (b)	3.940%	02/24/2026	02/24/2026	449,600,000	446,992,070
Federal Home Loan Bank Discount Notes (b)	3.955%	02/20/2026	02/20/2026	451,000,000	448,572,179
Federal Home Loan Bank Discount Notes (b)	3.960%	02/19/2026	02/19/2026	676,600,000	673,027,552
Federal Home Loan Bank Discount Notes (b)	4.030%	01/02/2026	01/02/2026	449,300,000	449,300,000
Federal Home Loan Banks, SOFR + 0.01% (a)	3.720%	01/01/2026	06/03/2026	180,000,000	180,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.735%	01/01/2026	05/28/2026	342,600,000	342,600,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.735%	01/01/2026	06/02/2026	111,700,000	111,700,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.745%	01/01/2026	05/14/2026	143,000,000	143,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.750%	01/01/2026	04/24/2026	53,400,000	53,400,000
Federal Home Loan Banks, SOFR + 0.08% (a)	3.790%	01/01/2026	10/04/2027	214,500,000	214,500,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.800%	01/01/2026	12/02/2027	500,000,000	500,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.800%	01/01/2026	12/03/2027	220,800,000	220,800,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.805%	01/01/2026	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.805%	01/01/2026	05/10/2027	369,000,000	369,000,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.820%	01/01/2026	04/10/2026	10,000	10,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.820%	01/01/2026	04/15/2026	100,000	100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	08/18/2027	145,900,000	145,900,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	10/22/2027	2,605,000	2,606,301
Federal Home Loan Banks, SOFR + 0.13% (a)	3.835%	01/01/2026	10/27/2027	30,390,000	30,405,289
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.840%	01/01/2026	10/22/2027	3,165,000	3,166,854
Federal Home Loan Banks, SOFR + 0.14% (a)	3.845%	01/01/2026	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.845%	01/01/2026	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.850%	01/01/2026	09/18/2026	185,000,000	185,000,424
Federal Home Loan Banks, SOFR + 0.14% (a)	3.850%	01/01/2026	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.20% (a)	3.910%	01/01/2026	12/18/2026	47,000,000	47,023,195
Federal Home Loan Banks	4.013%	03/04/2026	03/04/2026	1,378,600,000	1,378,001,994
Federal Home Loan Banks	4.126%	02/26/2026	02/26/2026	449,700,000	449,659,706
Federal Home Loan Banks	4.269%	01/09/2026	01/09/2026	970,700,000	970,689,334
Federal Home Loan Mortgage Corp., SOFR + 0.09% (a)	3.800%	01/01/2026	01/26/2026	26,100,000	26,101,053
Federal Home Loan Mortgage Corp., SOFR + 0.10% (a)	3.805%	01/01/2026	05/05/2027	559,100,000	559,100,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	3.820%	01/01/2026	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.825%	01/01/2026	04/02/2026	705,600,000	705,609,258
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.830%	01/01/2026	08/11/2027	95,600,000	95,600,000
Federal Home Loan Mortgage Corp., SOFR + 0.13% (a)	3.840%	01/01/2026	09/02/2027	143,200,000	143,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/16/2026	416,300,000	416,325,696
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	09/22/2027	476,800,000	476,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/06/2027	478,200,000	478,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.850%	01/01/2026	10/14/2027	190,000,000	190,000,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.790%	01/01/2026	12/22/2027	413,600,000	413,600,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal National Mortgage Association, SOFR + 0.12% (a)	3.830%	01/01/2026	07/29/2026	$536,750,000	$536,802,795
Federal National Mortgage Association, SOFR + 0.14% (a)	3.845%	01/01/2026	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	09/11/2026	530,800,000	530,799,199
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	11/20/2026	713,504,000	713,736,942
Federal National Mortgage Association, SOFR + 0.14% (a)	3.850%	01/01/2026	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					28,584,398,312
TREASURY DEBT—49.1%
U.S. Treasury Bills (b)	3.471%	06/18/2026	06/18/2026	2,970,000,000	2,922,042,396
U.S. Treasury Bills (b)	3.496%	06/25/2026	06/25/2026	2,000,000,000	1,966,250,387
U.S. Treasury Bills (b)(c)	3.500%	07/02/2026	07/02/2026	2,212,670,000	2,173,780,955
U.S. Treasury Bills (c)	3.540%	05/05/2026	05/05/2026	1,694,780,000	1,674,939,005
U.S. Treasury Bills (b)	3.555%	04/21/2026	04/21/2026	1,249,360,800	1,235,957,890
U.S. Treasury Bills (b)	3.556%	04/28/2026	04/28/2026	2,000,000,000	1,977,086,327
U.S. Treasury Bills (b)	3.585%	06/11/2026	06/11/2026	2,305,500,000	2,268,786,729
U.S. Treasury Bills (b)	3.640%	04/30/2026	04/30/2026	31,150,000	30,778,346
U.S. Treasury Bills (b)	3.650%	06/04/2026	06/04/2026	2,430,650,000	2,393,037,310
U.S. Treasury Bills (b)	3.660%	04/23/2026	04/23/2026	1,656,300,000	1,637,607,633
U.S. Treasury Bills (b)	3.660%	05/28/2026	05/28/2026	2,124,740,000	2,093,154,522
U.S. Treasury Bills (b)	3.683%	04/16/2026	04/16/2026	1,771,030,000	1,752,179,244
U.S. Treasury Bills (b)	3.690%	05/14/2026	05/14/2026	2,014,280,000	1,987,086,140
U.S. Treasury Bills (b)	3.695%	04/09/2026	04/09/2026	1,711,170,000	1,694,135,191
U.S. Treasury Bills (b)	3.705%	03/26/2026	03/26/2026	2,446,320,000	2,425,404,402
U.S. Treasury Bills (b)	3.710%	05/21/2026	05/21/2026	1,326,750,000	1,307,751,031
U.S. Treasury Bills (b)	3.715%	03/19/2026	03/19/2026	3,264,990,000	3,239,821,124
U.S. Treasury Bills (b)(c)	3.720%	04/02/2026	04/02/2026	2,557,980,000	2,534,215,540
U.S. Treasury Bills (b)	3.730%	03/12/2026	03/12/2026	1,716,830,000	1,704,546,159
U.S. Treasury Bills (b)	3.735%	02/24/2026	02/24/2026	1,699,690,000	1,690,341,926
U.S. Treasury Bills (b)	3.735%	03/31/2026	03/31/2026	1,355,270,000	1,342,885,881
U.S. Treasury Bills (b)	3.740%	02/26/2026	02/26/2026	941,280,000	935,897,416
U.S. Treasury Bills (b)	3.750%	03/24/2026	03/24/2026	1,154,620,000	1,144,877,894
U.S. Treasury Bills (b)	3.755%	03/17/2026	03/17/2026	1,850,030,000	1,835,757,830
U.S. Treasury Bills (b)	3.775%	02/10/2026	02/10/2026	1,459,230,000	1,453,258,046
U.S. Treasury Bills (b)	3.775%	03/10/2026	03/10/2026	1,656,030,000	1,644,408,064
U.S. Treasury Bills (b)(c)	3.785%	02/03/2026	02/03/2026	1,720,800,000	1,715,004,269
U.S. Treasury Bills (b)	3.795%	02/17/2026	02/17/2026	2,187,160,000	2,176,530,477
U.S. Treasury Bills (b)	3.805%	01/27/2026	01/27/2026	1,668,670,000	1,664,262,703
U.S. Treasury Bills (b)	3.815%	01/20/2026	01/20/2026	1,711,120,000	1,707,857,003
U.S. Treasury Bills (b)	3.850%	01/13/2026	01/13/2026	3,029,450,000	3,025,881,155
U.S. Treasury Bills (b)	3.880%	03/05/2026	03/05/2026	1,352,220,000	1,343,184,165
U.S. Treasury Bills (b)(c)	3.945%	02/19/2026	02/19/2026	3,339,490,000	3,322,104,671
U.S. Treasury Bills (b)	3.957%	01/06/2026	01/06/2026	706,775,000	706,463,263
U.S. Treasury Bills (b)	4.095%	01/02/2026	01/02/2026	8,029,220,000	8,029,220,000
U.S. Treasury Bills (b)	4.118%	01/22/2026	01/22/2026	3,076,460,000	3,069,706,338
U.S. Treasury Bills (b)	4.120%	01/29/2026	01/29/2026	2,843,750,000	2,834,949,276
U.S. Treasury Bills (b)	4.125%	01/15/2026	01/15/2026	3,837,950,000	3,832,403,405
U.S. Treasury Bills (b)	4.150%	01/08/2026	01/08/2026	2,829,150,000	2,827,235,657
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.700%	01/01/2026	01/31/2027	1,798,890,000	1,798,827,330
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	3.752%	01/01/2026	04/30/2026	$712,182,900	$712,179,745
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.761%	01/01/2026	07/31/2027	1,287,480,000	1,286,941,305
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.762%	01/01/2026	04/30/2027	611,070,000	611,076,827
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	3.784%	01/01/2026	07/31/2026	2,084,470,000	2,083,634,232
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (a)	3.792%	01/01/2026	10/31/2027	504,000,000	504,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	3.807%	01/01/2026	10/31/2026	1,634,560,000	1,634,799,979
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	3.847%	01/01/2026	01/31/2026	530,243,800	530,244,922
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	203,390,000	199,721,635
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	426,440,000	418,143,637
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	302,960,000	302,807,267
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	171,010,000	172,371,811
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	345,720,000	339,436,274
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	875,760,000	866,014,738
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	955,653,000	958,997,488
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	567,430,000	555,247,579
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	736,630,000	740,331,358
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	310,254,000	304,461,092
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	328,030,000	328,321,456
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	531,727,000	524,485,604
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	831,698,000	817,333,032
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	690,026,000	692,570,497
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	485,483,000	475,265,263
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	67,010,000	66,404,987
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	1,063,791,000	1,066,666,373
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	2,642,515,000	2,614,570,335
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	1,127,460,000	1,128,738,081
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	1,259,388,000	1,249,413,094
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	803,538,000	805,720,688
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	425,920,000	425,066,736
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	248,504,000	246,476,821
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	490,940,000	491,212,316
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	169,790,000	168,816,024
TOTAL TREASURY DEBT					108,441,088,296
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—9.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 03/01/2034 - 10/01/2055, a Government National Mortgage Association, 6.500% due 09/20/2055 and Federal National Mortgage Associations, 2.500% - 6.000% due 08/01/2038 - 08/01/2055, valued at $66,300,000); expected proceeds $65,013,903	3.850%	01/02/2026	01/02/2026	65,000,000	65,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 6.000% due 05/01/2053 - 08/01/2054 and a Federal Home Loan Mortgage Corporation, 6.000% due 04/01/2055, valued at $178,500,000); expected proceeds $175,037,431	3.850%	01/02/2026	01/02/2026	175,000,000	175,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 4.500% - 7.000% due 06/20/2055 - 12/20/2055, valued at $76,500,000); expected proceeds $75,016,042	3.850%	01/02/2026	01/02/2026	$75,000,000	$75,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 0.796% - 4.226% due 05/25/2027 - 03/25/2061, Federal Home Loan Mortgage Corporations, 0.000% - 6.500% due 01/15/2027 - 12/25/2055, Government National Mortgage Associations, 0.000% - 6.500% due 05/20/2042 - 05/20/2063 and U.S. Treasury Notes, 1.375% - 4.250% due 02/15/2028 - 09/30/2030, valued at $180,003,548); expected proceeds $176,037,449	3.830%	01/02/2026	01/02/2026	176,000,000	176,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/09/2025 (collateralized by Government National Mortgage Associations, 0.000% - 21.577% due 06/20/2050 - 08/20/2075, valued at $396,550,000); expected proceeds $390,184,667	4.040%	01/07/2026	01/07/2026	385,000,000	385,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/16/2025 (collateralized by Government National Mortgage Associations, 0.000% - 6.000% due 12/20/2040 - 10/20/2075, valued at $978,500,000); expected proceeds $962,033,333 (d)	3.800%	01/01/2026	04/15/2026	950,000,000	950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 14.710% due 05/15/2031 - 12/25/2055 and Federal National Mortgage Associations, 0.017% - 9.103% due 06/25/2043 - 10/25/2060, valued at $309,000,000); expected proceeds $300,063,833	3.830%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 4.500% due 07/01/2050 - 01/01/2054 and a Federal National Mortgage Association, 6.000% due 08/01/2055, valued at $102,000,000); expected proceeds $100,021,278	3.830%	01/02/2026	01/02/2026	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 4.385% - 4.720% due 10/01/2028 - 07/01/2030 and a Federal Home Loan Mortgage Corporation, 2.000% due 03/01/2051, valued at $25,500,000); expected proceeds $25,005,194	3.740%	01/02/2026	01/02/2026	25,000,000	25,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.000% due 01/01/2033 - 01/01/2056 and Federal National Mortgage Associations, 1.500% - 7.000% due 01/01/2028 - 01/01/2056, valued at $3,060,000,000); expected proceeds $3,000,643,333	3.860%	01/02/2026	01/02/2026	3,000,000,000	3,000,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 6.500% due 10/01/2031 - 01/01/2056, Federal Home Loan Mortgage Corporations, 3.500% - 7.000% due 07/01/2029 - 12/01/2055 and U.S. Treasury Notes, 3.500% - 4.250% due 10/15/2028 - 06/30/2031, valued at $1,938,000,000); expected proceeds $1,900,404,278	3.830%	01/02/2026	01/02/2026	$1,900,000,000	$1,900,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 07/01/2027 - 03/01/2060, valued at $2,040,000,000); expected proceeds $2,000,425,556	3.830%	01/02/2026	01/02/2026	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 5.000% - 5.500% due 01/20/2055 - 07/20/2055, Federal National Mortgage Associations, 4.620% - 4.665% due 05/01/2033 - 09/01/2035 and a Federal Home Loan Mortgage Corporation, 4.500% due 12/01/2029, valued at $204,000,025); expected proceeds $200,042,556	3.830%	01/02/2026	01/02/2026	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 1.250% - 6.500% due 10/20/2034 - 08/20/2065, Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 04/01/2031 - 05/01/2055 and Federal National Mortgage Associations, 2.000% - 6.000% due 12/01/2039 - 01/01/2053, valued at $1,781,477,664); expected proceeds $1,740,371,200	3.840%	01/02/2026	01/02/2026	1,740,000,000	1,740,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 09/01/2041 - 10/01/2054 and Federal National Mortgage Associations, 2.000% - 7.000% due 11/01/2029 - 11/01/2055, valued at $438,600,001); expected proceeds $430,091,733	3.840%	01/02/2026	01/02/2026	430,000,000	430,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.500% - 6.480% due 08/01/2033 - 03/01/2054 and Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 04/01/2036 - 09/01/2055, valued at $204,000,000); expected proceeds $200,042,556	3.830%	01/02/2026	01/02/2026	200,000,000	200,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 3.500% - 7.000% due 11/01/2035 - 08/01/2054 and Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 08/01/2040 - 03/01/2055, valued at $66,300,000); expected proceeds $65,013,831	3.830%	01/02/2026	01/02/2026	65,000,000	65,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 10.409% due 09/25/2026 - 04/26/2060, Federal National Mortgage Associations, 0.000% - 8.045% due 03/25/2026 - 10/25/2060, Government National Mortgage Associations, 0.000% - 6.000% due 03/20/2035 - 01/16/2068, Federal National Mortgage Associations Strips, 3.500% - 6.500% due 06/01/2033 - 05/01/2055 and Federal Home Loan Mortgage Corporation Strips, 4.000% - 5.000% due 01/15/2036 - 11/15/2043, valued at $3,750,843,196); expected proceeds $3,534,530,461 (d)
	3.860%	01/01/2026	04/10/2026	$3,490,000,000	$3,490,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.500% due 12/01/2027 - 01/01/2056, Federal Home Loan Mortgage Corporations, 2.500% - 8.500% due 10/01/2031 - 11/01/2054 and Government National Mortgage Associations, 2.000% - 7.000% due 05/20/2032 - 10/20/2055, valued at $2,086,920,001); expected proceeds $2,046,435,343	3.830%	01/02/2026	01/02/2026	2,046,000,000	2,046,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 6.500% due 07/01/2048 - 09/01/2055, U.S. Treasury Notes, 1.625% - 4.375% due 02/28/2027 - 08/15/2035, U.S. Treasury Bonds, 1.250% - 5.000% due 05/15/2039 - 05/15/2051, Government National Mortgage Associations, 3.500% - 7.000% due 12/20/2051 - 01/20/2055, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, U.S. Treasury Inflation Index Notes, 0.375% - 2.125% due 07/15/2027 - 01/15/2035 and Federal National Mortgage Associations, 3.030% - 5.500% due 12/01/2027 - 02/01/2055, valued at $306,000,011); expected proceeds $300,063,667
	3.820%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 8.000% due 12/01/2026 - 11/01/2055, Government National Mortgage Associations, 4.500% - 8.000% due 06/20/2048 - 11/20/2055 and Federal National Mortgage Associations, 1.500% - 7.000% due 07/01/2026 - 11/01/2055, valued at $1,009,800,000); expected proceeds $990,209,000	3.800%	01/02/2026	01/02/2026	990,000,000	990,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 6.500% due 08/01/2034 - 11/01/2055, Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 03/01/2035 - 12/01/2055, U.S. Treasury Notes, 3.625% - 4.375% due 03/31/2028 - 05/15/2034, a U.S. Treasury Bond, 2.750% due 08/15/2047, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026 and U.S. Treasury Bills, 0.000% due 02/17/2026 - 08/06/2026, valued at $775,200,050); expected proceeds $760,160,444	3.800%	01/02/2026	01/02/2026	760,000,000	760,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 2.000% - 7.000% due 02/01/2035 - 06/01/2063, a U.S. Treasury Note, 1.250% due 09/30/2028, Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 07/01/2030 - 12/01/2055 and Government National Mortgage Associations, 1.500% - 6.500% due 11/20/2028 - 07/20/2065, valued at $510,000,079); expected proceeds $500,106,389	3.830%	01/02/2026	01/02/2026	$500,000,000	$500,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Government National Mortgage Associations, 0.782% - 3.332% due 10/20/2049 - 12/20/2055, valued at $75,600,000); expected proceeds $70,014,894	3.830%	01/02/2026	01/02/2026	70,000,000	70,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2026 - 09/03/2026, Federal Farm Credit Banks, 0.900% - 5.110% due 04/23/2026 - 06/21/2041, U.S. Treasury Bonds, 1.875% - 6.500% due 11/15/2026 - 02/15/2054, U.S. Treasury Strips, 0.000% due 02/15/2026 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% - 3.375% due 01/15/2029 - 02/15/2054, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 08/15/2027 - 09/15/2029, Federal National Mortgage Associations, 0.000% - 6.250% due 05/15/2026 - 08/05/2030, Resolution Funding Strips, 0.000% due 07/15/2026, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2026 - 12/15/2042, Federal Home Loan Banks, 2.070% - 4.750% due 03/09/2029 - 06/29/2040, U.S. Treasury Notes, 0.375% - 4.875% due 01/31/2026 - 11/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 01/15/2028 - 01/15/2035, valued at $153,000,021); expected proceeds $150,032,083
	3.850%	01/02/2026	01/02/2026	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 11/28/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.650% - 6.750% due 10/08/2027 - 07/15/2032, Resolution Funding Strips, 0.000% due 10/15/2027 - 07/15/2028 and Federal Home Loan Banks, 3.750% due 12/19/2028, valued at $368,567,983); expected proceeds $364,251,300 (d)	3.830%	03/19/2026	03/19/2026	360,000,000	360,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by Federal National Mortgage Associations, 1.500% - 7.172% due 10/01/2026 - 01/01/2056 and Federal Home Loan Mortgage Corporations, 2.502% - 7.436% due 12/01/2028 - 11/01/2055, valued at $877,386,649); expected proceeds $860,182,989	3.830%	01/02/2026	01/02/2026	860,000,000	860,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					21,312,000,000
TREASURY REPURCHASE AGREEMENTS—22.7%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.875% – 4.750% due 05/31/2026 – 08/15/2055, valued at $2,656,864,150); expected proceeds $2,600,551,778	3.820%	01/02/2026	01/02/2026	2,600,000,000	2,600,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 08/15/2034, U.S. Treasury Bills, 0.000% due 01/29/2026 and U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2035, valued at $484,500,020); expected proceeds $475,100,806	3.820%	01/02/2026	01/02/2026	$475,000,000	$475,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by U.S. Treasury Notes, 1.375% - 3.500% due 10/15/2028 - 04/30/2029, valued at $408,000,050); expected proceeds $405,288,889 (d)	4.000%	01/09/2026	01/09/2026	400,000,000	400,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.750% - 3.750% due 06/30/2026 - 12/31/2030, valued at $510,000,040); expected proceeds $500,106,111	3.820%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 09/03/2025 (collateralized by U.S. Treasury Bonds, 1.375% - 6.375% due 08/15/2027 - 11/15/2053, U.S. Treasury Notes, 1.250% - 4.500% due 07/31/2026 - 04/30/2028 and U.S. Treasury Bills, 0.000% due 05/28/2026 - 10/29/2026, valued at $510,000,014); expected proceeds $506,974,306	4.150%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/17/2025 (collateralized by U.S. Treasury Notes, 2.750% - 4.000% due 12/31/2027 - 05/31/2030 and U.S. Treasury Bonds, 1.125% - 4.250% due 05/15/2040 - 11/15/2044, valued at $790,500,023); expected proceeds $784,965,424 (d)	3.890%	03/16/2026	03/16/2026	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028 and a U.S. Treasury Note, 4.125% due 03/31/2029, valued at $892,500,037); expected proceeds $875,185,694	3.820%	01/02/2026	01/02/2026	875,000,000	875,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 4.375% due 05/15/2034, valued at $459,000,032); expected proceeds $450,092,500	3.700%	01/02/2026	01/02/2026	450,000,000	450,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 01/15/2026 - 11/15/2034, U.S. Treasury Bills, 0.000% due 02/24/2026 - 10/29/2026 and U.S. Treasury Bonds, 1.125% - 6.625% due 02/15/2027 - 08/15/2054, valued at $9,180,000,060); expected proceeds $9,001,915,000	3.830%	01/02/2026	01/02/2026	9,000,000,000	9,000,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 01/15/2026 - 11/15/2035, U.S. Treasury Bills, 0.000% due 01/15/2026 - 10/29/2026 and U.S. Treasury Bonds, 5.250% - 6.125% due 11/15/2027 - 11/15/2028, valued at $5,610,000,026); expected proceeds $5,501,176,389	3.850%	01/02/2026	01/02/2026	$5,500,000,000	$5,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.625% due 06/30/2026 - 05/15/2035, U.S. Treasury Bills, 0.000% due 03/05/2026 - 05/14/2026 and U.S. Treasury Bonds, 1.875% - 4.625% due 02/15/2041 - 02/15/2055, valued at $2,703,000,000); expected proceeds $2,650,562,389	3.820%	01/02/2026	01/02/2026	2,650,000,000	2,650,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.875% due 01/31/2026 - 08/15/2034, U.S. Treasury Bonds, 1.375% - 4.875% due 08/15/2039 - 05/15/2055 and U.S. Treasury Bills, 0.000% due 04/07/2026 - 04/16/2026, valued at $3,060,000,016); expected proceeds $3,000,638,333	3.830%	01/02/2026	01/02/2026	3,000,000,000	3,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.875% - 4.375% due 01/31/2026 - 11/30/2031, U.S. Treasury Bonds, 5.375% - 6.000% due 02/15/2026 - 02/15/2031 and U.S. Treasury Bills, 0.000% due 01/06/2026 - 08/06/2026, valued at $510,000,082); expected proceeds $500,098,889	3.560%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.125% - 4.250% due 08/15/2026 - 08/15/2035, U.S. Treasury Bills, 0.000% due 04/28/2026 and U.S. Treasury Bonds, 2.375% - 3.000% due 05/15/2051 - 08/15/2052, valued at $102,000,019); expected proceeds $100,021,222	3.820%	01/02/2026	01/02/2026	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.375% due 05/15/2026 - 02/15/2030 and U.S. Treasury Bills, 0.000% due 03/24/2026, valued at $7,395,000,087); expected proceeds $7,251,538,611	3.820%	01/02/2026	01/02/2026	7,250,000,000	7,250,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/14/2026 - 06/18/2026 and a U.S. Treasury Note, 3.375% due 12/31/2027, valued at $356,870,367); expected proceeds $350,068,250	3.510%	01/02/2026	01/02/2026	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.875% - 4.250% due 03/15/2027 - 02/28/2031, valued at $743,166,712); expected proceeds $730,154,922	3.820%	01/02/2026	01/02/2026	730,000,000	730,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 10/15/2028 – 07/15/2035 and U.S. Treasury Notes, 1.250% – 4.875% due 01/31/2027 – 11/15/2041, valued at $6,133,716,770); expected proceeds $6,001,283,333	3.850%	01/02/2026	01/02/2026	$6,000,000,000	$6,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2035, valued at $306,000,075); expected proceeds $300,063,833	3.830%	01/02/2026	01/02/2026	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 3.375% due 12/31/2027 and a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $290,700,033); expected proceeds $285,060,642	3.830%	01/02/2026	01/02/2026	285,000,000	285,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2038, valued at $15,300,000); expected proceeds $15,002,933	3.520%	01/02/2026	01/02/2026	15,000,000	15,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2028 and a U.S. Treasury Note, 3.125% due 11/15/2028, valued at $372,300,001); expected proceeds $365,980,633	3.720%	01/01/2026	01/07/2026	365,000,000	365,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.250% due 12/31/2026 - 08/15/2032, a U.S. Treasury Strip, 0.000% due 05/15/2043 and a U.S. Treasury Bond, 3.750% due 08/15/2041, valued at $153,000,001); expected proceeds $150,030,833	3.700%	01/02/2026	01/02/2026	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2027 - 08/15/2030, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2030 - 04/15/2030, U.S. Treasury Notes, 0.375% - 4.500% due 04/15/2027 - 11/15/2030 and a U.S. Treasury Bond, 3.000% due 11/15/2044, valued at $4,912,525,021); expected proceeds $4,817,223,105	3.820%	01/02/2026	01/02/2026	4,816,201,000	4,816,201,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.700% - 4.500% due 01/31/2027 - 05/31/2029 and U.S. Treasury Bills, 0.000% due 01/02/2026 - 08/06/2026, valued at $71,414,692); expected proceeds $70,014,389	3.700%	01/02/2026	01/02/2026	70,000,000	70,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% – 6.125%, due 02/15/2026 – 05/15/2052, valued at $374,953,546); expected proceeds $365,077,461	3.820%	01/02/2026	01/02/2026	365,000,000	365,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.750% - 4.625% due 05/31/2026 - 02/15/2035, valued at $510,108,251); expected proceeds $500,106,111	3.820%	01/02/2026	01/02/2026	500,000,000	500,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/31/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $586,255,103); expected proceeds $575,122,347	3.830%	01/02/2026	01/02/2026	$575,000,000	$575,000,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2040 and U.S. Treasury Notes, 2.875% – 4.750% due 05/15/2043 – 05/15/2054, valued at $122,907,006); expected proceeds $120,355,804	3.860%	01/02/2026	01/02/2026	120,330,000	120,330,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.000% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 05/15/2052, valued at $593,019,382); expected proceeds $580,598,229	3.860%	01/02/2026	01/02/2026	580,473,750	580,473,750
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.250% - 4.625% due 05/15/2041 - 05/15/2054, valued at $306,064,970); expected proceeds $300,063,667	3.820%	01/02/2026	01/02/2026	300,000,000	300,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					50,097,004,750
TOTAL INVESTMENTS –94.3% (e)(f)					208,434,491,358
Other Assets in Excess of Liabilities —5.7%					12,537,005,918
NET ASSETS –100.0%					$220,971,497,276
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $5,975,000,000 or 2.7% of net assets as of December 31, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$137,025,486,608
Repurchase agreements, at value and amortized cost	71,409,004,750
Total Investments	208,434,491,358
Cash	16,060,045,766
Interest receivable — unaffiliated issuers	343,555,853
Prepaid expenses and other assets	24,246
TOTAL ASSETS	224,838,117,223
LIABILITIES
Payable for investments purchased	3,848,719,960
Advisory and administrator fee payable	9,537,417
Custody, sub-administration and transfer agent fees payable	7,945,163
Trustees’ fees and expenses payable	14,396
Professional fees payable	227,560
Printing fees payable	77,233
Accrued expenses and other liabilities	98,218
TOTAL LIABILITIES	3,866,619,947
NET ASSETS	$220,971,497,276
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,710,353,289
EXPENSES
Advisory and administrator fee	89,601,567
Custodian, sub-administrator and transfer agent fees	10,628,173
Trustees’ fees and expenses	655,518
Professional fees and expenses	1,018,270
Printing and postage fees	111,852
Insurance expense	47,142
Miscellaneous expenses	2,550
TOTAL EXPENSES	102,065,072
NET INVESTMENT INCOME (LOSS)	$7,608,288,217
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	669,016
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,608,957,233
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,608,288,217	$7,970,796,746
Net realized gain (loss)	669,016	(541,395)
Net increase (decrease) in net assets resulting from operations	7,608,957,233	7,970,255,351
CAPITAL TRANSACTIONS
Contributions	817,194,006,112	659,062,075,445
Withdrawals	(777,573,572,045)	(645,387,590,224)
Net increase (decrease) in net assets from capital transactions	39,620,434,067	13,674,485,221
Net increase (decrease) in net assets during the period	47,229,391,300	21,644,740,572
Net assets at beginning of period	173,742,105,976	152,097,365,404
NET ASSETS AT END OF PERIOD	$220,971,497,276	$173,742,105,976
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.32%	5.30%	5.17%	1.63%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$220,971,497	$173,742,106	$152,097,365	$91,338,606	$97,388,223
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.25%	5.14%	5.06%	1.71%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. The State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the Portfolio had invested in repurchase agreements with the gross values of $71,409,004,750 and associated collateral equal to $73,078,215,812.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025 the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
22

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
State Street Federal Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$15,277,876,642	$129,060,837
Receivable for fund shares sold	12	1,491,300
Receivable from Adviser	—	7,653
Prepaid expenses and other assets	13,809	—
TOTAL ASSETS	15,277,890,463	130,559,790
LIABILITIES
Payable for fund shares repurchased	690,881	364,450
Administration fees payable	677,695	14,931
Shareholder servicing fee payable	220,689	116,050
Distribution fees payable	41,397	—
Transfer agent fees payable	3,797	—
Professional fees payable	29,123	—
Printing fees payable	11,535	—
Distribution payable	12,438,612	12,345
Accrued expenses and other liabilities	22,272	53
TOTAL LIABILITIES	14,136,001	507,829
NET ASSETS	$15,263,754,462	$130,051,961
NET ASSETS CONSIST OF:
Paid-in capital	$15,263,420,890	$130,050,978
Total distributable earnings (loss)	333,572	983
NET ASSETS	$15,263,754,462	$130,051,961
Administration Class
Net Assets	$562,587,701	$—
Shares Outstanding	562,578,840	—
Net asset value, offering and redemption price per share	$1.00	$—
Bancroft Capital Class
Net Assets	$50,017	$—
Shares Outstanding	50,000	—
Net asset value, offering and redemption price per share	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$58,378	$—
Shares Outstanding	58,348	—
Net asset value, offering and redemption price per share	$1.00	$—
Institutional Class
Net Assets	$2,363,570,861	$—
Shares Outstanding	2,363,541,200	—
Net asset value, offering and redemption price per share	$1.00	$—
Investment Class
Net Assets	$177,432,686	$—
Shares Outstanding	177,427,796	—
Net asset value, offering and redemption price per share	$1.00	$—
Investor Class
Net Assets	$242,601,351	$—
Shares Outstanding	242,593,864	—
Net asset value, offering and redemption price per share	$1.00	$—
Opportunity Class
Net Assets	$205,464,744	$—
Shares Outstanding	205,461,562	—
Net asset value, offering and redemption price per share	$1.00	$—
Premier Class
Net Assets	$11,711,988,724	$—
Shares Outstanding	11,711,810,043	—
Net asset value, offering and redemption price per share	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued) December 31, 2025

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund
Advantage Class
Net Assets	$—	$130,051,961
Shares Outstanding	—	130,050,978
Net asset value, offering and redemption price per share	$—	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund(a)
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$552,667,257	$2,474,751
Expenses allocated from affiliated Portfolio	(7,463,717)	(29,583)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	545,203,540	2,445,168
EXPENSES
Administration fees
Administration Class	286,310	—
Bancroft Capital Class	25	—
Cabrera Capital Markets Class	2,789	—
Institutional Class	746,685	—
Investment Class	96,120	—
Investor Class	139,938	—
Opportunity Class	47,575	—
Premier Class	5,193,914	—
Advantage Class	—	83,333
Shareholder servicing fees
Administration Class	1,145,242	—
Bancroft Capital Class	15	—
Cabrera Capital Markets Class	1,673	—
Institutional Class	448,010	—
Investment Class	480,602	—
Investor Class	223,901	—
Opportunity Class	28,545	—
Advantage Class	—	148,808
Distribution fees
Administration Class	286,310	—
Investment Class	192,241	—
Custodian fees	42,792	—
Trustees’ fees and expenses	21,001	15,803
Transfer agent fees	13,796	—
Registration and filing fees	143,073	—
Professional fees	58,148	—
Printing and postage fees	19,246	—
Insurance expense	28,889	—
Miscellaneous expenses	122,984	—
TOTAL EXPENSES	9,769,824	247,944
Expenses waived/reimbursed by the Adviser	—	(45,383)
NET EXPENSES	9,769,824	202,561
NET INVESTMENT INCOME (LOSS)	$535,433,716	$2,242,607
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	139,893	984
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$535,573,609	$2,243,591

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$535,433,716	$629,784,735	$2,242,607
Net realized gain (loss)	139,893	321,040	984
Net increase (decrease) in net assets resulting from operations	535,573,609	630,105,775	2,243,591
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(22,267,169)	(4,658,046)	—
Bancroft Capital Class	(2,057)	(314,340)	—
Cabrera Capital Markets Class	(235,305)	(423,984)	—
Institutional Class	(60,813,286)	(66,728,069)	—
Investment Class	(7,284,032)	(20,440,483)	—
Investor Class	(11,334,946)	(17,495,439)	—
Opportunity Class	(3,907,850)	(5,057,250)	—
Premier Class	(429,591,852)	(514,885,559)	—
Advantage Class	—	—	(2,242,608)
Total distributions to shareholders	(535,436,497)	(630,003,170)	(2,242,608)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	101,042,760	582,931,016	—
Reinvestment of distributions	180,101	2,186,844	—
Shares redeemed	(104,724,467)	(19,090,398)	—
Net increase (decrease) from capital share transactions	(3,501,606)	566,027,462	—
Bancroft Capital Class
Shares sold	—	90,000,000	—
Shares redeemed	—	(90,000,000)	—
Net increase (decrease) from capital share transactions	—	—	—
Cabrera Capital Markets Class
Shares sold	32,000,000	275,900,002	—
Reinvestment of distributions	49,004	14,189	—
Shares redeemed	(48,046,657)	(264,941,047)	—
Net increase (decrease) from capital share transactions	(15,997,653)	10,973,144	—
Institutional Class
Shares sold	11,148,678,640	8,038,170,144	—
Reinvestment of distributions	10,876,387	15,183,695	—
Shares redeemed	(10,266,719,175)	(7,750,617,388)	—
Net increase (decrease) from capital share transactions	892,835,852	302,736,451	—
Investment Class
Shares sold	503,315,216	887,104,256	—
Reinvestment of distributions	119,464	164,973	—
Shares redeemed	(620,792,170)	(1,110,956,463)	—
Net increase (decrease) from capital share transactions	(117,357,490)	(223,687,234)	—
Investor Class
Shares sold	4,260,162,055	6,924,114,353	—
Reinvestment of distributions	10,170,790	13,479,090	—
Shares redeemed	(4,187,268,537)	(7,026,994,943)	—
Net increase (decrease) from capital share transactions	83,064,308	(89,401,500)	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
Opportunity Class
Shares sold	$1,625,825,025	$1,477,467,759	$—
Reinvestment of distributions	3,671,368	4,051,040	—
Shares redeemed	(1,637,876,617)	(1,417,068,498)	—
Net increase (decrease) from capital share transactions	(8,380,224)	64,450,301	—
Premier Class
Shares sold	91,263,189,302	88,654,843,787	—
Reinvestment of distributions	404,728,770	488,437,001	—
Shares redeemed	(90,714,571,811)	(89,857,261,408)	—
Net increase (decrease) from capital share transactions	953,346,261	(713,980,620)	—
Advantage Class
Shares sold	—	—	194,101,663
Reinvestment of distributions	—	—	2,226,757
Shares redeemed	—	—	(66,277,442)
Net increase (decrease) from capital share transactions	—	—	130,050,978
Net increase (decrease) in net assets from beneficial interest transactions	1,784,009,448	(82,881,996)	130,050,978
Net increase (decrease) in net assets during the period	1,784,146,560	(82,779,391)	130,051,961
Net assets at beginning of period	13,479,607,902	13,562,387,293	—
NET ASSETS AT END OF PERIOD	$15,263,754,462	$13,479,607,902	$130,051,961
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	101,042,760	582,931,016	—
Reinvestment of distributions	180,101	2,186,844	—
Shares redeemed	(104,724,467)	(19,090,398)	—
Net increase (decrease) from share transactions	(3,501,606)	566,027,462	—
Bancroft Capital Class
Shares sold	—	90,000,000	—
Shares redeemed	—	(90,000,000)	—
Net increase (decrease) from share transactions	—	—	—
Cabrera Capital Markets Class
Shares sold	32,000,000	275,900,002	—
Reinvestment of distributions	49,004	14,189	—
Shares redeemed	(48,046,657)	(264,941,047)	—
Net increase (decrease) from share transactions	(15,997,653)	10,973,144	—
Institutional Class
Shares sold	11,148,678,640	8,038,170,144	—
Reinvestment of distributions	10,876,387	15,183,695	—
Shares redeemed	(10,266,719,175)	(7,750,617,388)	—
Net increase (decrease) from share transactions	892,835,852	302,736,451	—
Investment Class
Shares sold	503,315,216	887,104,256	—
Reinvestment of distributions	119,464	164,973	—
Shares redeemed	(620,792,170)	(1,110,956,463)	—
Net increase (decrease) from share transactions	(117,357,490)	(223,687,234)	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 1/6/25*- 12/31/25
Investor Class
Shares sold	4,260,162,055	6,924,114,353	—
Reinvestment of distributions	10,170,790	13,479,090	—
Shares redeemed	(4,187,268,537)	(7,026,994,943)	—
Net increase (decrease) from share transactions	83,064,308	(89,401,500)	—
Opportunity Class
Shares sold	1,625,825,025	1,477,467,759	—
Reinvestment of distributions	3,671,368	4,051,040	—
Shares redeemed	(1,637,876,617)	(1,417,068,498)	—
Net increase (decrease) from share transactions	(8,380,224)	64,450,301	—
Premier Class
Shares sold	91,263,189,302	88,654,843,787	—
Reinvestment of distributions	404,728,770	488,437,001	—
Shares redeemed	(90,714,571,811)	(89,857,261,408)	—
Net increase (decrease) from share transactions	953,346,261	(713,980,620)	—
Advantage Class
Shares sold	—	—	194,101,663
Reinvestment of distributions	—	—	2,226,757
Shares redeemed	—	—	(66,277,442)
Net increase (decrease) from share transactions	—	—	130,050,978

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0389	0.0475	0.0464	0.0127	0.0009
Net realized gain (loss)	0.0000(b)	0.0009	0.0000(b)	(0.0002)	(0.0007)
Total from investment operations	0.0389	0.0484	0.0464	0.0125	0.0002
Distributions to shareholders from:
Net investment income	(0.0389)	(0.0484)	(0.0464)	(0.0125)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0389)	(0.0484)	(0.0464)	(0.0125)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	3.96%	4.95%	4.74%	1.26%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$562,588	$566,084	$53	$50	$50
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.36%	0.36%	0.37%
Net expenses	0.36%	0.36%	0.36%	0.30%	0.07%
Net investment income (loss)	3.89%	4.36%	4.65%	1.27%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0412	0.0506	0.0486	0.0144	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0002)	0.0001
Total from investment operations	0.0412	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0412)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0412)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.11%	5.23%	4.86%	1.44%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0410	0.0506	0.0486	0.0145	0.0001
Net realized gain (loss)	0.0001	0.0000(b)	0.0000(b)	(0.0003)	0.0001
Total from investment operations	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58	$16,057	$5,083	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.22%	4.80%	5.24%	1.45%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0411	0.0506	0.0486	0.0152	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0010)	0.0001
Total from investment operations	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.19%	5.18%	4.97%	1.42%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,363,571	$1,470,716	$1,167,964	$1,663,786	$911,380
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.06%
Net investment income (loss)	4.07%	5.05%	4.86%	1.52%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0378	0.0474	0.0454	0.0126	0.0000(b)
Net realized gain (loss)	0.0001	0.0000(b)	0.0000(b)	(0.0008)	0.0002
Total from investment operations	0.0379	0.0474	0.0454	0.0118	0.0002
Distributions to shareholders from:
Net investment income	(0.0379)	(0.0474)	(0.0454)	(0.0118)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0379)	(0.0474)	(0.0454)	(0.0118)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	3.86%	4.84%	4.63%	1.18%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,433	$294,788	$518,476	$366,876	$283,888
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.46%	0.41%	0.06%
Net investment income (loss)	3.79%	4.80%	4.50%	1.26%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0406	0.0500	0.0481	0.0130	0.0001
Net realized gain (loss)	0.0000(b)	0.0001	0.0000(b)	0.0008	0.0001
Total from investment operations	0.0406	0.0501	0.0481	0.0138	0.0002
Distributions to shareholders from:
Net investment income	(0.0406)	(0.0501)	(0.0481)	(0.0138)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0406)	(0.0501)	(0.0481)	(0.0138)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.14%	5.12%	4.91%	1.38%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$242,601	$159,534	$248,928	$493,478	$538,275
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.19%	0.17%	0.06%
Net investment income (loss)	4.05%	4.98%	4.73%	1.30%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0411	0.0506	0.0486	0.0252	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0110)	0.0001
Total from investment operations	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$205,465	$213,844	$149,393	$65,406	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.15%	0.05%(e)
Net investment income (loss)	4.11%	5.03%	4.94%	2.52%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0414	0.0509	0.0489	0.0139	0.0000(b)
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	0.0005	0.0002
Total from investment operations	0.0414	0.0509	0.0489	0.0144	0.0002
Distributions to shareholders from:
Net investment income	(0.0414)	(0.0509)	(0.0489)	(0.0144)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0414)	(0.0509)	(0.0489)	(0.0144)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.22%	5.21%	5.00%	1.45%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,711,989	$10,758,535	$11,472,441	$9,406,734	$11,700,899
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.11%	0.11%	0.06%
Net investment income (loss)	4.14%	5.08%	4.89%	1.39%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0380
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0380
Distributions to shareholders from:
Net investment income	(0.0380)
Total distributions	(0.0380)
Net asset value, end of period	$1.0000
Total return (c)(d)	3.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$130,052
Ratios to Average Net Assets:
Total expenses	0.47%(e)
Net expenses	0.39%(e)
Net investment income (loss)	3.78%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (Individually a "Fund" and collectively the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
State Street Federal Treasury Money Market Fund	Advantage Class	January 06, 2025	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Institutional Treasury Money Market Fund's and the State Street Federal Treasury Money Market Fund's proportionate interest in the net assets of the Portfolio (0.80% and 95.21%, respectively, at December 31, 2025). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Each Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the State Street Institutional Treasury Money Market Fund and/or to reimburse the State Street Institutional Treasury Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. There were no waivers for the year ended December 31, 2025.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

In addition to any contractual expense limitation for a Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2025 were $0.
As of December 31, 2025, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, State Street Institutional Treasury Money Market Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. State Street serves as custodian of the State Street Institutional Treasury Money Market Fund for a separate fee that is paid by the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
SSGA FM serves as administrator of the State Street Federal Treasury Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”) at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund’s investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of a Fund; associated expenses of conducting meetings of a Fund’s shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended December 31, 2025, SSGA FM voluntarily waived fees and reduced expenses in the amount of $45,383 as shown on the State Street Federal Treasury Money Market Fund's Statement of Operations.
State Street serves as the sub-administrator and custodian for the State Street Federal Treasury Money Market Fund for a fee that is paid from the Operations and Administration Fee.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Treasury Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The State Street Institutional Treasury Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the State Street Institutional Treasury Money Market Fund's shares and for services provided to the State Street Institutional Treasury Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the State Street Institutional Treasury Money Market Fund's net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2025, the State Street Institutional Treasury Money Market Fund's Administration Class shares and Investment Class shares paid $286,310 and $192,241, respectively, to SSGA FD under the Plan.
Under the State Street Institutional Treasury Money Market Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the State Street Institutional Treasury Money Market Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2025, the State Street Institutional Treasury Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $1,145,242, $15, $1,673, $448,010, $480,602, $223,901 and $28,545, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The State Street Institutional Treasury Money Market Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The State Street Federal Treasury Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.Therefore, no provision for federal income tax is required.
The State Street Institutional Treasury Money Market Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
The State Street Federal Treasury Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$535,436,497	$—	$535,436,497
State Street Federal Treasury Money Market Fund	2,242,608	—	2,242,608
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Money Market Fund	$ 630,003,170	$ —	$ 630,003,170
State Street Federal Treasury Money Market Fund	—	—	—
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Institutional Treasury Money Market Fund	$333,572	$—	$—	$—	$333,572
State Street Federal Treasury Money Market Fund	983	—	—	—	983
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statement of Assets and Liabilities, less any collateral held by the Funds.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Institutional Treasury Money Market Fund and State Street Federal Treasury Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Institutional Treasury Money Market Fund and State Street Federal Treasury Money Market Fund (collectively referred to as the “Funds”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting State Street Institutional Investment Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the State Street Institutional Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Institutional Treasury Money Market Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
State Street Federal Treasury Money Market Fund	For the period from January 6, 2025 (commencement of operations) through December 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended December 31, 2025.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
23

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street Treasury Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—107.3%
U.S. Treasury Bills (a)	3.471%	06/18/2026	06/18/2026	$100,000,000	$98,385,266
U.S. Treasury Bills (a)	3.496%	06/25/2026	06/25/2026	150,000,000	147,468,776
U.S. Treasury Bills (a)(b)	3.500%	07/02/2026	07/02/2026	145,580,000	143,021,342
U.S. Treasury Bills (a)	3.540%	04/07/2026	04/07/2026	85,000,000	84,205,958
U.S. Treasury Bills (a)(b)	3.540%	05/05/2026	05/05/2026	136,240,000	134,645,022
U.S. Treasury Bills (a)	3.555%	04/21/2026	04/21/2026	300,000,000	296,785,122
U.S. Treasury Bills (a)	3.556%	04/28/2026	04/28/2026	100,000,000	98,854,316
U.S. Treasury Bills (a)(b)	3.575%	02/12/2026	02/12/2026	395,000,000	393,391,747
U.S. Treasury Bills (a)(b)	3.580%	03/03/2026	03/03/2026	290,000,000	288,386,578
U.S. Treasury Bills (a)	3.585%	06/11/2026	06/11/2026	120,180,000	118,266,228
U.S. Treasury Bills (a)	3.640%	04/30/2026	04/30/2026	2,340,000	2,312,081
U.S. Treasury Bills (a)	3.650%	06/04/2026	06/04/2026	127,920,000	125,940,523
U.S. Treasury Bills (a)	3.660%	04/23/2026	04/23/2026	60,530,000	59,846,882
U.S. Treasury Bills (a)	3.660%	05/28/2026	05/28/2026	125,040,000	123,181,209
U.S. Treasury Bills (a)	3.678%	05/14/2026	05/14/2026	127,170,000	125,453,137
U.S. Treasury Bills (a)	3.683%	04/16/2026	04/16/2026	64,730,000	64,041,017
U.S. Treasury Bills (a)	3.695%	04/09/2026	04/09/2026	125,080,000	123,834,820
U.S. Treasury Bills (a)	3.705%	03/26/2026	03/26/2026	187,080,000	185,480,510
U.S. Treasury Bills (a)	3.710%	05/21/2026	05/21/2026	92,130,000	90,810,705
U.S. Treasury Bills (a)	3.715%	03/19/2026	03/19/2026	406,870,000	403,766,353
U.S. Treasury Bills (a)(b)	3.720%	04/02/2026	04/02/2026	74,800,000	74,105,084
U.S. Treasury Bills (a)	3.730%	03/12/2026	03/12/2026	413,968,000	411,067,901
U.S. Treasury Bills (a)	3.735%	02/24/2026	02/24/2026	400,030,000	397,817,550
U.S. Treasury Bills (a)	3.735%	03/31/2026	03/31/2026	107,770,000	106,785,225
U.S. Treasury Bills (a)	3.740%	02/26/2026	02/26/2026	65,370,000	64,996,190
U.S. Treasury Bills (a)	3.750%	03/24/2026	03/24/2026	89,160,000	88,407,713
U.S. Treasury Bills (a)	3.755%	03/17/2026	03/17/2026	136,640,000	135,585,882
U.S. Treasury Bills (a)	3.775%	02/10/2026	02/10/2026	480,590,000	478,699,203
U.S. Treasury Bills (a)	3.775%	03/10/2026	03/10/2026	135,200,000	134,251,173
U.S. Treasury Bills (a)(b)	3.785%	02/03/2026	02/03/2026	554,890,000	553,187,348
U.S. Treasury Bills (a)	3.795%	02/17/2026	02/17/2026	483,670,000	481,418,642
U.S. Treasury Bills (a)	3.813%	02/05/2026	02/05/2026	325,000,000	323,849,785
U.S. Treasury Bills (a)	3.815%	01/20/2026	01/20/2026	687,652,000	686,386,835
U.S. Treasury Bills (a)	3.840%	01/27/2026	01/27/2026	359,630,000	358,676,537
U.S. Treasury Bills (a)	3.843%	01/06/2026	01/06/2026	710,180,000	709,880,578
U.S. Treasury Bills (a)	3.848%	01/08/2026	01/08/2026	835,730,000	835,191,908
U.S. Treasury Bills (a)	3.850%	01/13/2026	01/13/2026	1,483,080,000	1,481,444,504
U.S. Treasury Bills (a)	3.858%	01/02/2026	01/02/2026	780,089,000	780,089,000
U.S. Treasury Bills (a)	3.880%	03/05/2026	03/05/2026	207,470,000	206,109,473
U.S. Treasury Bills (a)(b)	3.945%	02/19/2026	02/19/2026	370,520,000	368,596,119
U.S. Treasury Bills (a)	4.118%	01/22/2026	01/22/2026	1,135,424,000	1,133,084,874
U.S. Treasury Bills (a)	4.120%	01/29/2026	01/29/2026	330,790,000	329,810,260
U.S. Treasury Bills (a)	4.125%	01/15/2026	01/15/2026	738,460,000	737,469,083
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	3.700%	01/01/2026	01/31/2027	257,820,000	257,818,504
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	3.752%	01/01/2026	04/30/2026	346,800,000	346,808,700
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.761%	01/01/2026	07/31/2027	221,000,000	220,941,175
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.762%	01/01/2026	04/30/2027	112,930,000	112,930,233
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	3.784%	01/01/2026	07/31/2026	619,360,000	619,207,265
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (c)	3.792%	01/01/2026	10/31/2027	34,100,000	34,100,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	3.807%	01/01/2026	10/31/2026	$270,640,000	$270,707,941
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	3.847%	01/01/2026	01/31/2026	312,905,000	312,904,810
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	16,080,000	15,789,979
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	24,300,000	23,827,584
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	14,010,000	14,121,567
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	25,350,000	24,889,157
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	54,210,000	53,514,270
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	56,576,000	56,777,618
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	25,770,000	25,220,594
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	44,740,000	44,966,356
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	16,539,000	16,228,211
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	23,500,000	23,520,561
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	39,484,000	38,946,292
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	49,540,000	48,683,243
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	50,631,000	50,817,464
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	35,326,000	34,582,505
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	5,150,000	5,103,502
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	94,499,000	94,745,279
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	147,093,000	145,544,049
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	73,000,000	73,089,182
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	119,674,000	118,723,177
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	60,178,000	60,334,505
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	33,670,000	33,602,547
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	18,158,000	18,008,929
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	33,180,000	33,198,403
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	6,730,000	6,691,394
TOTAL INVESTMENTS –107.3% (d)(e)					17,221,333,455
Liabilities in Excess of Other Assets —(7.3)%					(1,174,468,214)
NET ASSETS –100.0%					$16,046,865,241
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$17,221,333,455
Cash	683,057
Interest receivable — unaffiliated issuers	20,027,344
Other receivable	55,555
Prepaid expenses and other assets	1,871
TOTAL ASSETS	17,242,101,282
LIABILITIES
Payable for investments purchased	1,193,788,516
Advisory and administrator fee payable	706,783
Custody, sub-administration and transfer agent fees payable	670,547
Trustees’ fees and expenses payable	1,488
Professional fees payable	49,704
Printing fees payable	8,858
Accrued expenses and other liabilities	10,145
TOTAL LIABILITIES	1,195,236,041
NET ASSETS	$16,046,865,241
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$583,525,393
EXPENSES
Advisory and administrator fee	6,846,496
Custodian, sub-administrator and transfer agent fees	838,639
Trustees’ fees and expenses	69,910
Professional fees	107,390
Printing and postage fees	12,454
Insurance expense	3,858
Miscellaneous expenses	958
TOTAL EXPENSES	7,879,705
NET INVESTMENT INCOME (LOSS)	$575,645,688
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	147,567
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$575,793,255
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$575,645,688	$672,943,435
Net realized gain (loss)	147,567	336,952
Net increase (decrease) in net assets resulting from operations	575,793,255	673,280,387
CAPITAL TRANSACTIONS
Contributions	38,033,558,994	36,057,022,712
Withdrawals	(36,686,214,622)	(36,832,811,231)
Net increase (decrease) in net assets from capital transactions	1,347,344,372	(775,788,519)
Net increase (decrease) in net assets during the period	1,923,137,627	(102,508,132)
Net assets at beginning of period	14,123,727,614	14,226,235,746
NET ASSETS AT END OF PERIOD	$16,046,865,241	$14,123,727,614
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.27%	5.29%	5.10%	1.49%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,046,865	$14,123,728	$14,226,236	$12,678,909	$14,060,872
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	4.20%	5.13%	4.94%	1.46%	0.00%(b)
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
11

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Federal Treasury Plus Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$66,048,060	$63,670,943,901	$6,379,070,271
Receivable for fund shares sold	1,079,900	—	—
Receivable from Adviser	4,995	—	174,948
Prepaid expenses and other assets	—	58,565	8,677
TOTAL ASSETS	67,132,955	63,671,002,466	6,379,253,896
LIABILITIES
Payable for fund shares repurchased	699,748	2,274	—
Administration fees payable	8,083	2,719,254	297,377
Shareholder servicing fee payable	73,862	843,468	—
Distribution fees payable	—	576	—
Transfer agent fees payable	—	5,889	1,947
Registration and filing fees payable	—	174,541	122,580
Professional fees payable	—	51,797	22,241
Printing fees payable	—	41,520	17,223
Distribution payable	6,577	61,249,841	660,689
Accrued expenses and other liabilities	53	106,079	7,992
TOTAL LIABILITIES	788,323	65,195,239	1,130,049
NET ASSETS	$66,344,632	$63,605,807,227	$6,378,123,847
NET ASSETS CONSIST OF:
Paid-in capital	$66,344,619	$63,605,104,464	$6,378,120,323
Total distributable earnings (loss)	13	702,763	3,524
NET ASSETS	$66,344,632	$63,605,807,227	$6,378,123,847
NET ASSET VALUE PER SHARE
Net asset value per share	$—	$—	$1.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	—	—	6,378,197,007
Administration Class
Net Assets	$—	$2,479,968	$—
Shares Outstanding	—	2,480,100	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Bancroft Capital Class
Net Assets	$—	$49,999	$—
Shares Outstanding	—	50,000	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Blaylock Van Class
Net Assets	$—	$4,441,321	$—
Shares Outstanding	—	4,441,285	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$—	$61,488,164	$—
Shares Outstanding	—	61,482,211	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Institutional Class
Net Assets	$—	$9,537,264,583	$—
Shares Outstanding	—	9,537,253,318	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Investment Class
Net Assets	$—	$5,704,810	$—
Shares Outstanding	—	5,705,202	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Investor Class
Net Assets	$—	$6,622,459,825	$—
Shares Outstanding	—	6,622,493,336	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued) December 31, 2025

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
Opportunity Class
Net Assets	$—	$1,235,657,931	$—
Shares Outstanding	—	1,235,657,082	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Premier Class
Net Assets	$—	$43,143,667,435	$—
Shares Outstanding	—	43,144,193,403	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Trust Class
Net Assets	$—	$2,992,593,191	$—
Shares Outstanding	—	2,992,719,420	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Advantage Class
Net Assets	$66,344,632	$—	$—
Shares Outstanding	66,344,619	—	—
Net asset value, offering and redemption price per share	$1.00	$—	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Federal Treasury Plus Money Market Fund(a)	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$1,626,918	$2,277,666,080	$214,579,245
Expenses allocated from affiliated Portfolio	(19,402)	(30,509,988)	(2,876,581)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,607,516	2,247,156,092	211,702,664
EXPENSES
Administration fees	—	—	2,519,491
Administration fees
Administration Class	—	1,031	—
Bancroft Capital Class	—	25	—
Blaylock Van Class	—	2,589	—
Cabrera Capital Markets Class	—	58,964	—
Institutional Class	—	3,262,529	—
Investment Class	—	3,883	—
Investor Class	—	2,746,972	—
Opportunity Class	—	258,941	—
Premier Class	—	18,947,909	—
Trust Class	—	1,427,305	—
Advantage Class	54,357	—	—
Shareholder servicing fees
Administration Class	—	4,125	—
Bancroft Capital Class	—	15	—
Blaylock Van Class	—	1,553	—
Cabrera Capital Markets Class	—	35,379	—
Institutional Class	—	1,957,518	—
Investment Class	—	19,415	—
Investor Class	—	4,395,155	—
Opportunity Class	—	155,365	—
Trust Class	—	1,598,582	—
Advantage Class	97,065	—	—
Distribution fees
Administration Class	—	1,032	—
Investment Class	—	7,766	—
Custodian fees	—	50,533	15,089
Trustees’ fees and expenses	15,803	21,001	21,001
Transfer agent fees	—	18,870	1,393
Registration and filing fees	—	1,129,030	30,574
Professional fees and expenses	—	163,265	31,559
Printing and postage fees	—	69,677	639
Insurance expense	—	114,460	13,950
Miscellaneous expenses	—	393,709	39,719
TOTAL EXPENSES	167,225	36,846,598	2,673,415
Expenses waived/reimbursed by the Adviser	(35,202)	—	(1,518,811)
NET EXPENSES	132,023	36,846,598	1,154,604
NET INVESTMENT INCOME (LOSS)	$1,475,493	$2,210,309,494	$210,548,060
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	13	26,128	2,594
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,475,506	$2,210,335,622	$210,550,654

(a)	For the period January 6, 2025 (commencement of operations) through December 31, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund		State Street Treasury Obligations Money Market Fund
	For the Period 1/6/25*- 12/31/25	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,475,493	$2,210,309,494	$2,300,251,587	$210,548,060	$226,589,701
Net realized gain (loss)	13	26,128	(58,260)	2,594	(2,934)
Net increase (decrease) in net assets resulting from operations	1,475,506	2,210,335,622	2,300,193,327	210,550,654	226,586,767
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	—	(210,548,104)	(226,530,531)
Administration Class	—	(80,457)	(142,045)	—	—
Bancroft Capital Class	—	(2,066)	(2,539)	—	—
Blaylock Van Class	—	(214,681)	(1,214,760)	—	—
Cabrera Capital Markets Class	—	(4,831,709)	(4,640,664)	—	—
Institutional Class	—	(268,006,248)	(257,582,013)	—	—
Investment Class	—	(298,610)	(566,515)	—	—
Investor Class	—	(223,466,891)	(209,870,544)	—	—
Opportunity Class	—	(21,109,715)	(19,181,366)	—	—
Premier Class	—	(1,575,375,735)	(1,688,392,806)	—	—
Trust Class	—	(116,928,365)	(117,861,962)	—	—
Advantage Class	(1,475,493)	—	—	—	—
Total distributions to shareholders	(1,475,493)	(2,210,314,477)	(2,299,455,214)	(210,548,104)	(226,530,531)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	—	—	—	30,592,131,453	20,540,263,752
Reinvestment of distributions	—	—	—	210,486,963	226,427,623
Cost of shares redeemed	—	—	—	(29,367,223,194)	(19,267,760,440)
Net increase (decrease) from share transactions	—	—	—	1,435,395,222	1,498,930,935
Administration Class
Shares sold	—	41,594,536	41,858,544	—	—
Reinvestment of distributions	—	76,069	138,657	—	—
Shares redeemed	—	(41,079,892)	(43,425,366)	—	—
Net increase (decrease) from capital share transactions	—	590,713	(1,428,165)	—	—
Blaylock Van Class
Shares sold	—	14,000,001	372,000,002	—	—
Reinvestment of distributions	—	179,468	879,176	—	—
Shares redeemed	—	(24,000,000)	(516,313,162)	—	—
Net increase (decrease) from capital share transactions	—	(9,820,531)	(143,433,984)	—	—
Cabrera Capital Markets Class
Shares sold	—	5,029,800,000	2,736,305,002	—	—
Reinvestment of distributions	—	3,519,792	2,397,473	—	—
Shares redeemed	—	(5,073,956,950)	(2,693,380,941)	—	—
Net increase (decrease) from capital share transactions	—	(40,637,158)	45,321,534	—	—
Institutional Class
Shares sold	—	52,339,462,530	35,756,586,438	—	—
Reinvestment of distributions	—	135,700,497	122,088,711	—	—
Shares redeemed	—	(48,906,888,727)	(33,188,633,654)	—	—
Net increase (decrease) from capital share transactions	—	3,568,274,300	2,690,041,495	—	—
Investment Class
Shares sold	—	22,164,888	26,081,477	—	—
Reinvestment of distributions	—	62,734	110,383	—	—
Shares redeemed	—	(28,427,227)	(28,822,067)	—	—
Net increase (decrease) from capital share transactions	—	(6,199,605)	(2,630,207)	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund		State Street Treasury Obligations Money Market Fund
	For the Period 1/6/25*- 12/31/25	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Investor Class
Shares sold	$—	$150,834,818,775	$131,208,559,517	$—	$—
Reinvestment of distributions	—	207,596,817	188,055,788	—	—
Shares redeemed	—	(152,606,747,378)	(126,283,103,417)	—	—
Net increase (decrease) from capital share transactions	—	(1,564,331,786)	5,113,511,888	—	—
Opportunity Class
Shares sold	—	11,303,546,676	5,706,283,035	—	—
Reinvestment of distributions	—	21,035,634	18,714,891	—	—
Shares redeemed	—	(10,735,321,508)	(5,273,861,423)	—	—
Net increase (decrease) from capital share transactions	—	589,260,802	451,136,503	—	—
Premier Class
Shares sold	—	438,820,280,548	425,206,043,976	—	—
Reinvestment of distributions	—	1,277,845,963	1,463,925,687	—	—
Shares redeemed	—	(431,306,825,952)	(426,220,165,915)	—	—
Net increase (decrease) from capital share transactions	—	8,791,300,559	449,803,748	—	—
Trust Class
Shares sold	—	19,532,418,095	19,924,937,039	—	—
Reinvestment of distributions	—	113,879,175	114,942,567	—	—
Shares redeemed	—	(18,900,357,810)	(19,735,604,154)	—	—
Net increase (decrease) from capital share transactions	—	745,939,460	304,275,452	—	—
Advantage Class
Shares sold	133,767,820	—	—	—	—
Reinvestment of distributions	1,465,389	—	—	—	—
Shares redeemed	(68,888,590)	—	—	—	—
Net increase (decrease) from capital share transactions	66,344,619	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	66,344,619	12,074,376,754	8,906,598,264	1,435,395,222	1,498,930,935
Net increase (decrease) in net assets during the period	66,344,632	12,074,397,899	8,907,336,377	1,435,397,772	1,498,987,171
Net assets at beginning of period	—	51,531,409,328	42,624,072,951	4,942,726,075	3,443,738,904
NET ASSETS AT END OF PERIOD	$66,344,632	$63,605,807,227	$51,531,409,328	$6,378,123,847	$4,942,726,075
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	—	30,592,131,453	20,540,263,752
Reinvestment of distributions	—	—	—	210,486,963	226,427,623
Shares redeemed	—	—	—	(29,367,223,194)	(19,267,760,440)
Net increase (decrease) from share transactions	—	—	—	1,435,395,222	1,498,930,935
Administration Class
Shares sold	—	41,594,536	41,858,544	—	—
Reinvestment of distributions	—	76,069	138,657	—	—
Shares redeemed	—	(41,079,892)	(43,425,366)	—	—
Net increase (decrease) from share transactions	—	590,713	(1,428,165)	—	—
Blaylock Van Class
Shares sold	—	14,000,001	372,000,002	—	—
Reinvestment of distributions	—	179,468	879,176	—	—
Shares redeemed	—	(24,000,000)	(516,313,162)	—	—
Net increase (decrease) from share transactions	—	(9,820,531)	(143,433,984)	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund		State Street Treasury Obligations Money Market Fund
	For the Period 1/6/25*- 12/31/25	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
Cabrera Capital Markets Class
Shares sold	—	5,029,800,000	2,736,305,002	—	—
Reinvestment of distributions	—	3,519,792	2,397,473	—	—
Shares redeemed	—	(5,073,956,950)	(2,693,380,941)	—	—
Net increase (decrease) from share transactions	—	(40,637,158)	45,321,534	—	—
Institutional Class
Shares sold	—	52,339,462,530	35,756,586,438	—	—
Reinvestment of distributions	—	135,700,497	122,088,711	—	—
Shares redeemed	—	(48,906,888,727)	(33,188,633,654)	—	—
Net increase (decrease) from share transactions	—	3,568,274,300	2,690,041,495	—	—
Investment Class
Shares sold	—	22,164,888	26,081,477	—	—
Reinvestment of distributions	—	62,734	110,383	—	—
Shares redeemed	—	(28,427,227)	(28,822,067)	—	—
Net increase (decrease) from share transactions	—	(6,199,605)	(2,630,207)	—	—
Investor Class
Shares sold	—	150,834,818,775	131,208,559,517	—	—
Reinvestment of distributions	—	207,596,817	188,055,788	—	—
Shares redeemed	—	(152,606,747,378)	(126,283,103,417)	—	—
Net increase (decrease) from share transactions	—	(1,564,331,786)	5,113,511,888	—	—
Opportunity Class
Shares sold	—	11,303,546,676	5,706,283,035	—	—
Reinvestment of distributions	—	21,035,634	18,714,891	—	—
Shares redeemed	—	(10,735,321,508)	(5,273,861,423)	—	—
Net increase (decrease) from share transactions	—	589,260,802	451,136,503	—	—
Premier Class
Shares sold	—	438,820,280,548	425,206,043,976	—	—
Reinvestment of distributions	—	1,277,845,963	1,463,925,687	—	—
Shares redeemed	—	(431,306,825,952)	(426,220,165,915)	—	—
Net increase (decrease) from share transactions	—	8,791,300,559	449,803,748	—	—
Trust Class
Shares sold	—	19,532,418,095	19,924,937,039	—	—
Reinvestment of distributions	—	113,879,175	114,942,567	—	—
Shares redeemed	—	(18,900,357,810)	(19,735,604,154)	—	—
Net increase (decrease) from share transactions	—	745,939,460	304,275,452	—	—
Advantage Class
Shares sold	133,767,820	—	—	—	—
Reinvestment of distributions	1,465,389	—	—	—	—
Shares redeemed	(68,888,590)	—	—	—	—
Net increase (decrease) from share transactions	66,344,619	—	—	—	—

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0382
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0382
Distributions to shareholders from:
Net investment income	(0.0382)
Total distributions	(0.0382)
Net asset value, end of period	$1.0000
Total return (c)	3.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$66,345
Ratios to Average Net Assets:
Total expenses	0.48%(d)
Net expenses	0.39%(d)
Net investment income (loss)	3.81%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than 0.005%.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Administration Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0391	0.0486	0.0470	0.0140	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0391	0.0486	0.0470	0.0140	0.0001
Distributions to shareholders from:
Net investment income	(0.0391)	(0.0486)	(0.0470)	(0.0140)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	3.98%	4.96%	4.80%	1.41%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,480	$1,889	$3,317	$1,043	$50
Ratios to Average Net Assets:
Total expenses	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%	0.36%	0.36%	0.34%	0.07%
Net investment income (loss)	3.90%	4.91%	4.64%	2.82%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.21%	5.20%	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.14%	5.08%	4.92%	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0417	0.0509	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0004)	(0.0001)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.21%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,441	$14,262	$157,696	$508	$500
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.15%	5.15%	5.09%	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0413	0.0508	0.0492	0.0158	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0413	0.0508	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0413)	(0.0508)	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.21%	5.20%	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$61,488	$102,125	$56,798	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.13%(e)
Net expenses	0.14%	0.14%	0.14%	0.13%	0.04%(e)
Net investment income (loss)	4.10%	5.07%	5.15%	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.21%	5.20%	5.03%	1.58%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,537,265	$5,968,988	$3,278,847	$2,122,508	$278,027
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%
Net expenses	0.14%	0.14%	0.14%	0.15%	0.06%
Net investment income (loss)	4.11%	5.01%	5.00%	2.57%	0.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investment Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0382	0.0476	0.0460	0.0133	0.0001
Net realized gain (loss)	(0.0001)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0381	0.0476	0.0460	0.0133	0.0001
Distributions to shareholders from:
Net investment income	(0.0381)	(0.0476)	(0.0460)	(0.0133)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	3.88%	4.86%	4.70%	1.33%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,705	$11,904	$14,534	$13,378	$23,688
Ratios to Average Net Assets:
Total expenses	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%	0.46%	0.46%	0.36%	0.07%
Net investment income (loss)	3.85%	4.76%	4.61%	1.10%	0.00%(d)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Investor Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0408	0.0503	0.0487	0.0153	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0408	0.0503	0.0487	0.0153	0.0001
Distributions to shareholders from:
Net investment income	(0.0408)	(0.0503)	(0.0487)	(0.0153)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.16%	5.14%	4.98%	1.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,622,460	$8,186,789	$3,073,226	$5,250,351	$2,492,307
Ratios to Average Net Assets:
Total expenses	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%	0.19%	0.19%	0.19%	0.07%
Net investment income (loss)	4.07%	4.97%	4.95%	2.13%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.21%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,235,658	$646,397	$195,259	$14,727	$50
Ratios to Average Net Assets:
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%	0.14%	0.14%	0.15%	0.04%(e)
Net investment income (loss)	4.08%	4.99%	5.14%	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Premier Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0416	0.0511	0.0495	0.0160	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0416	0.0511	0.0495	0.0160	0.0001
Distributions to shareholders from:
Net investment income	(0.0416)	(0.0511)	(0.0495)	(0.0160)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.24%	5.23%	5.06%	1.61%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,143,667	$34,352,351	$33,902,018	$26,238,411	$16,944,237
Ratios to Average Net Assets:
Total expenses	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%	0.11%	0.11%	0.11%	0.06%
Net investment income (loss)	4.16%	5.09%	4.96%	1.83%	0.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Trust Class (a)
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0411	0.0505	0.0489	0.0155	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—
Total from investment operations	0.0411	0.0505	0.0489	0.0155	0.0001
Distributions to shareholders from:
Net investment income	(0.0411)	(0.0505)	(0.0489)	(0.0155)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.18%	5.17%	5.00%	1.56%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,992,593	$2,246,653	$1,942,328	$3,765,775	$3,566,204
Ratios to Average Net Assets:
Total expenses	0.17%	0.17%	0.17%	0.17%	0.17%
Net expenses	0.17%	0.17%	0.17%	0.16%	0.07%
Net investment income (loss)	4.10%	5.04%	4.81%	1.61%	0.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0419	0.0514	0.0498	0.0162	0.0002
Net realized and unrealized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	(0.0001)
Total from investment operations	0.0419	0.0514	0.0498	0.0162	0.0001
Distributions to shareholders from:
Net investment income	(0.0419)	(0.0514)	(0.0498)	(0.0162)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	4.27%	5.26%	5.10%	1.64%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,378,124	$4,942,726	$3,443,739	$6,254,220	$3,755,757
Ratios to average net assets:
Total expenses	0.11%	0.12%	0.11%	0.12%	0.12%
Net expenses	0.08%	0.08%	0.08%	0.08%	0.05%
Net investment income (loss)	4.18%	5.10%	4.93%	1.83%	0.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (Individually a "Fund" and collectively the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Federal Treasury Plus Money Market Fund	Advantage Class	January 06, 2025	Diversified
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
State Street Treasury Obligations Money Market Fund		October 5, 2017	Diversified
The Funds are part of a master-feeder structure and each invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Federal Treasury Plus Money Market Fund's, State Street Institutional Treasury Plus Money Market Fund's and State Street Treasury Obligations Money Market Fund's proportionate interest in the net assets of the Portfolio (0.09%, 90.81% and 9.10%, respectively, at December 31, 2025). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Funds' investments in accordance with its investment objective. The Funds' chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Funds' Total Return is utilized by the CODM to compare results, including the impact of the Funds' costs, to the Funds' competitors and to the Funds' benchmark indices.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of December 31, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Funds' pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Funds are allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by State Street Institutional Treasury Plus Money Market Fund and/or to reimburse the State Street Institutional Treasury Plus Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. There were no waivers for the year ended December 31, 2025.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the State Street Treasury Obligations Money Market Fund and/or to reimburse the State Street Treasury Obligations Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. For the year ended December 31, 2025, the Adviser contractually waived fees in the amount of $511,015.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the State Street Treasury Obligations Money Market Fund for expenses to the extent that the State Street Treasury Obligations Money Market Fund total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the year ended December 31, 2025, the Adviser voluntarily waived expenses in the amount of $1,007,796.
In addition to any contractual expense limitation for a Fund each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Funds shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2025 was $0.
As of December 31, 2025, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
(State Street Federal Treasury Plus Money Market Fund)
SSGA FM serves as administrator of the State Street Federal Treasury Plus Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the "Operations and Administration Fee") at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund's investment in its corresponding master portfolio). The Fund bears other
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a "Proxy") to shareholders of a Fund; associated expenses of conducting meetings of a Fund's shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended December 31, 2025, SSGA FM voluntarily waived fees and reduced expenses in the amount of $35,202 as shown on the State Street Federal Treasury Plus Money Market Fund's Statement of Operations.
State Street serves as the sub-administrator and custodian for the State Street Federal Treasury Plus Money Market Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Treasury Plus Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
(State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund)
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund each pay a fee at an annual rate of 0.05% of their average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. State Street serves as custodian of the State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund for a separate fee that is paid by the Funds. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Funds.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The State Street Institutional Treasury Plus Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the State Street Institutional Treasury Plus Money Market Fund's shares and for services provided to State Street Institutional Treasury Plus Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the State Street Institutional Treasury Plus Money Market Fund's net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the year ended December 31, 2025, the State Street Institutional Treasury Plus Money Market Fund's Administration Class shares and Investment Class shares paid $1,032 and $7,766, respectively, to SSGA FD under the Plan.
Under the State Street Institutional Treasury Plus Money Market Fund's Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of each applicable share class's eligible average daily net assets. During the year ended December 31, 2025, the State Street Institutional Treasury Plus Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares,
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $4,125, $15, $1,553, $35,379, $1,957,518, $19,415, $4,395,155, $155,365 and $1,598,582, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund each has qualified and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The State Street Federal Treasury Plus Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent each distributes its taxable income, including any net realized capital gains, for each fiscal year.Therefore, no provision for federal income tax is required.
The State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
The State Street Federal Treasury Plus Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Federal Treasury Plus Money Market Fund	$1,475,493	$—	$1,475,493
State Street Institutional Treasury Plus Money Market Fund	2,210,314,477	—	2,210,314,477
State Street Treasury Obligations Money Market Fund	210,548,104	—	210,548,104
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Institutional Treasury Plus Money Market Fund	$ 2,299,455,214	$ —	$ 2,299,455,214
State Street Treasury Obligations Money Market Fund	226,530,531	—	226,530,531
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Federal Treasury Plus Money Market Fund	$13	$—	$—	$—	$13
State Street Institutional Treasury Plus Money Market Fund	733,393	(30,630)	—	—	702,763
State Street Treasury Obligations Money Market Fund	46,546	(43,022)	—	—	3,524
As of December 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Institutional Treasury Plus Money Market Fund	$30,629	$1
State Street Treasury Obligations Money Market Fund	43,022	—
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Federal Treasury Plus Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Federal Treasury Plus Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund (collectively referred to as the “Funds”) (three of the series constituting State Street Institutional Investment Trust (the “Trust)) as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting State Street Institutional Investment Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the State Street Institutional Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Institutional Treasury Plus Money Market Fund State Street Treasury Obligations Money Market Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
State Street Federal Treasury Plus Money Market Fund	For the period from January 6, 2025 (commencement of operations) through December 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended December 31, 2025.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
27

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.0%
U.S. Treasury Bills (a)	3.471%	06/18/2026	06/18/2026	$1,000,500,000	$984,344,587
U.S. Treasury Bills (a)	3.496%	06/25/2026	06/25/2026	650,000,000	639,031,370
U.S. Treasury Bills (a)(b)	3.500%	07/02/2026	07/02/2026	605,580,000	594,936,557
U.S. Treasury Bills (b)	3.540%	05/05/2026	05/05/2026	466,050,000	460,593,896
U.S. Treasury Bills (a)	3.555%	04/21/2026	04/21/2026	750,000,000	741,954,138
U.S. Treasury Bills (a)	3.556%	04/28/2026	04/28/2026	650,000,000	642,553,056
U.S. Treasury Bills (a)	3.585%	06/11/2026	06/11/2026	628,310,000	618,304,658
U.S. Treasury Bills (a)	3.640%	04/30/2026	04/30/2026	9,250,000	9,139,637
U.S. Treasury Bills (a)	3.650%	06/04/2026	06/04/2026	665,220,000	654,926,164
U.S. Treasury Bills (a)	3.660%	04/23/2026	04/23/2026	503,670,000	497,985,773
U.S. Treasury Bills (a)	3.660%	05/28/2026	05/28/2026	520,180,000	512,447,226
U.S. Treasury Bills (a)	3.678%	05/14/2026	05/14/2026	581,920,000	574,063,768
U.S. Treasury Bills (a)	3.683%	04/16/2026	04/16/2026	538,560,000	532,827,594
U.S. Treasury Bills (a)	3.695%	04/09/2026	04/09/2026	520,350,000	515,169,882
U.S. Treasury Bills (a)	3.705%	03/26/2026	03/26/2026	773,200,000	766,589,204
U.S. Treasury Bills (a)	3.710%	05/21/2026	05/21/2026	383,290,000	377,801,313
U.S. Treasury Bills (a)	3.715%	03/19/2026	03/19/2026	1,151,470,000	1,142,614,099
U.S. Treasury Bills (a)(b)	3.720%	04/02/2026	04/02/2026	777,860,000	770,633,429
U.S. Treasury Bills (a)	3.730%	03/12/2026	03/12/2026	682,308,000	677,424,924
U.S. Treasury Bills (a)	3.735%	02/24/2026	02/24/2026	252,510,000	251,121,228
U.S. Treasury Bills (a)	3.735%	03/31/2026	03/31/2026	402,920,000	399,238,217
U.S. Treasury Bills (a)	3.740%	02/26/2026	02/26/2026	271,920,000	270,365,062
U.S. Treasury Bills (a)	3.750%	03/24/2026	03/24/2026	343,260,000	340,363,744
U.S. Treasury Bills (a)	3.755%	03/17/2026	03/17/2026	520,000,000	515,988,428
U.S. Treasury Bills (a)	3.775%	02/10/2026	02/10/2026	433,600,000	431,825,476
U.S. Treasury Bills (a)	3.775%	03/10/2026	03/10/2026	501,790,000	498,268,463
U.S. Treasury Bills (a)(b)	3.785%	02/03/2026	02/03/2026	511,330,000	509,607,818
U.S. Treasury Bills (a)	3.795%	02/17/2026	02/17/2026	504,320,000	501,869,022
U.S. Treasury Bills (a)	3.805%	01/27/2026	01/27/2026	505,660,000	504,324,449
U.S. Treasury Bills (a)	3.815%	01/20/2026	01/20/2026	500,620,000	499,665,350
U.S. Treasury Bills (a)	3.850%	01/13/2026	01/13/2026	1,055,260,000	1,054,016,851
U.S. Treasury Bills (a)	3.880%	03/05/2026	03/05/2026	453,520,000	450,489,479
U.S. Treasury Bills (a)(b)	3.945%	02/19/2026	02/19/2026	1,391,630,000	1,384,362,138
U.S. Treasury Bills (a)	3.957%	01/06/2026	01/06/2026	210,330,000	210,237,230
U.S. Treasury Bills (a)	4.095%	01/02/2026	01/02/2026	2,612,240,000	2,612,240,000
U.S. Treasury Bills (a)	4.118%	01/22/2026	01/22/2026	1,019,420,000	1,017,175,805
U.S. Treasury Bills (a)	4.120%	01/29/2026	01/29/2026	554,810,000	553,092,996
U.S. Treasury Bills (a)	4.125%	01/15/2026	01/15/2026	1,277,950,000	1,276,099,105
U.S. Treasury Bills (a)	4.150%	01/08/2026	01/08/2026	1,561,290,000	1,560,223,716
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	3.700%	01/01/2026	01/31/2027	1,975,844,000	1,975,806,826
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	3.752%	01/01/2026	04/30/2026	888,000,000	888,036,306
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.761%	01/01/2026	07/31/2027	493,010,000	492,784,227
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	3.762%	01/01/2026	04/30/2027	494,500,000	494,501,067
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	3.784%	01/01/2026	07/31/2026	1,610,090,000	1,609,721,821
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (c)	3.792%	01/01/2026	10/31/2027	136,500,000	136,500,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	3.807%	01/01/2026	10/31/2026	1,811,210,000	1,811,368,062
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	3.847%	01/01/2026	01/31/2026	230,698,000	230,701,045
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	$60,440,000	$59,349,897
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	119,820,000	117,488,796
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	90,890,000	90,844,179
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	54,780,000	55,216,232
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	100,150,000	98,329,944
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	251,780,000	248,722,849
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	267,912,000	268,853,042
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	155,310,000	151,975,576
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	206,800,000	207,841,198
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	94,138,000	92,380,337
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	93,810,000	93,892,025
U.S. Treasury Notes	3.694%	06/30/2026	06/30/2026	163,222,000	160,999,036
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	254,111,000	249,721,983
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	205,386,000	206,143,195
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	134,514,000	131,682,705
U.S. Treasury Notes	3.753%	06/30/2026	06/30/2026	22,200,000	21,999,563
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	455,633,000	456,799,573
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	825,608,000	816,860,832
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	366,960,000	367,383,063
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	577,845,490
U.S. Treasury Notes	4.137%	06/30/2026	06/30/2026	119,194,000	119,581,486
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	145,128,673
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	80,068,000	79,411,799
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,518,987
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	55,638,993
TOTAL TREASURY DEBT					39,245,944,659
TREASURY REPURCHASE AGREEMENTS—37.6%
Agreement with Australia and New Zealand Banking Group, dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% – 4.625% due 04/30/2028 – 02/15/2055, valued at $869,815,136); expected proceeds $850,180,389	3.820%	01/02/2026	01/02/2026	850,000,000	850,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2026 - 08/15/2047, valued at $2,040,000); expected proceeds $2,000,424	3.820%	01/02/2026	01/02/2026	2,000,000	2,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.500% - 3.875% due 01/31/2027 - 05/31/2027, valued at $178,500,003); expected proceeds $175,037,333	3.840%	01/02/2026	01/02/2026	175,000,000	175,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 5.250% due 02/15/2029 - 11/15/2055, U.S. Treasury Notes, 1.250% - 4.875% due 02/28/2026 - 11/15/2034, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2041 - 02/15/2055 and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2033, valued at $204,000,023); expected proceeds $200,042,333	3.810%	01/02/2026	01/02/2026	200,000,000	200,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 2.750% - 4.250% due 11/15/2040 - 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2042 - 02/15/2054, U.S. Treasury Notes, 0.500% - 4.875% due 04/30/2026 - 07/31/2031 and U.S. Treasury Inflation Index Notes, 0.125% due 07/15/2026 - 10/15/2026, valued at $168,300,034); expected proceeds $165,034,925	3.810%	01/02/2026	01/02/2026	$165,000,000	$165,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 2.375% - 3.625% due 04/15/2028 - 02/15/2055, U.S. Treasury Bonds, 2.250% - 4.500% due 08/15/2039 - 05/15/2041, U.S. Treasury Notes, 3.750% - 4.375% due 01/15/2026 - 05/15/2034 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 04/15/2026 - 10/15/2027, valued at $535,500,004); expected proceeds $525,111,417	3.820%	01/02/2026	01/02/2026	525,000,000	525,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2051, U.S. Treasury Bills, 0.000% due 04/21/2026, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% - 0.875% due 10/15/2026 - 01/15/2029 and U.S. Treasury Notes, 1.375% - 4.500% due 07/15/2026 - 02/28/2030, valued at $163,200,002); expected proceeds $160,033,956	3.820%	01/02/2026	01/02/2026	160,000,000	160,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.625% due 08/31/2027 - 11/15/2028, valued at $102,000,026); expected proceeds $101,322,222 (d)	4.000%	01/09/2026	01/09/2026	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.750% - 4.125% due 09/30/2027 - 08/15/2032, valued at $193,800,099); expected proceeds $190,040,322	3.820%	01/02/2026	01/02/2026	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 09/03/2025 (collateralized by U.S. Treasury Notes, 0.500% - 3.875% due 08/15/2027 - 02/15/2033, U.S. Treasury Bonds, 2.250% - 6.625% due 02/15/2027 - 02/15/2052 and U.S. Treasury Bills, 0.000% due 04/07/2026, valued at $510,000,055); expected proceeds $506,974,306	4.150%	01/02/2026	01/02/2026	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 11/17/2025 (collateralized by U.S. Treasury Notes, 1.125% - 3.750% due 04/30/2027 - 02/15/2031, U.S. Treasury Bonds, 2.750% - 2.875% due 08/15/2042 - 05/15/2049 and U.S. Treasury Bills, 0.000% due 03/05/2026 - 04/02/2026, valued at $229,500,075); expected proceeds $227,893,188 (d)	3.890%	03/16/2026	03/16/2026	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, valued at $382,500,054); expected proceeds $375,079,583	3.820%	01/02/2026	01/02/2026	375,000,000	375,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/07/2026, U.S. Treasury Notes, 2.750% - 4.625% due 07/31/2027 - 05/15/2035 and U.S. Treasury Bonds, 1.125% - 4.625% due 05/15/2040 - 02/15/2055, valued at $861,900,006); expected proceeds $845,179,328	3.820%	01/02/2026	01/02/2026	$845,000,000	$845,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.250% due 06/30/2026 - 11/15/2034, U.S. Treasury Bills, 0.000% due 02/19/2026 - 11/27/2026 and U.S. Treasury Bonds, 2.000% - 6.375% due 08/15/2027 - 11/15/2053, valued at $5,100,000,056); expected proceeds $5,001,063,889	3.830%	01/02/2026	01/02/2026	5,000,000,000	5,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.500% - 4.875% due 05/31/2026 - 12/31/2032, a U.S. Treasury Bond, 6.375% due 08/15/2027 and U.S. Treasury Bills, 0.000% due 01/29/2026 - 10/29/2026, valued at $2,907,000,084); expected proceeds $2,850,609,583	3.850%	01/02/2026	01/02/2026	2,850,000,000	2,850,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 1.250% - 4.250% due 11/30/2026 - 08/31/2031, U.S. Treasury Bills, 0.000% due 05/28/2026 - 11/27/2026 and U.S. Treasury Bonds, 3.625% - 3.875% due 05/15/2043 - 08/15/2043, valued at $1,020,000,006); expected proceeds $1,000,212,778	3.830%	01/02/2026	01/02/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% - 4.000% due 04/30/2026 - 05/31/2030, valued at $2,805,000,065); expected proceeds $2,750,583,611	3.820%	01/02/2026	01/02/2026	2,750,000,000	2,750,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 4.130% – 4.250% due 02/28/2031 – 03/01/2032, valued at $244,800,000); expected proceeds $240,050,933	3.820%	01/02/2026	01/02/2026	240,000,000	240,000,000
Agreement with Fixed Income Clearing Corp., dated 12/31/2025 (collateralized by a U.S. Treasury Bill, 0.000% due 12/24/2026 and U.S. Treasury Notes, 2.375% – 4.500% due 10/31/2027 – 05/15/2051, valued at $2,046,663,757); expected proceeds $2,000,427,778	3.850%	01/02/2026	01/02/2026	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2026 - 01/15/2035 and U.S. Treasury Notes, 1.875% - 2.500% due 02/28/2027 - 03/31/2027, valued at $1,020,000,079); expected proceeds $1,000,212,778	3.830%	01/02/2026	01/02/2026	1,000,000,000	1,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/12/2025 (collateralized by U.S. Treasury Bonds, 2.750% - 2.875% due 08/15/2042 - 05/15/2043, valued at $122,400,071); expected proceeds $120,384,400	3.720%	01/01/2026	01/07/2026	120,000,000	120,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 4.875% due 02/15/2041 - 05/15/2051, valued at $4,488,000,017); expected proceeds $4,400,933,778	3.820%	01/02/2026	01/02/2026	$4,400,000,000	$4,400,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.375% – 4.625%, due 02/15/2034 – 11/15/2054, valued at $122,966,825); expected proceeds $120,025,467	3.820%	01/02/2026	01/02/2026	120,000,000	120,000,000
Agreement with National Australia Bank, Ltd., dated 12/31/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $178,434,663); expected proceeds $175,037,236	3.830%	01/02/2026	01/02/2026	175,000,000	175,000,000
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $174,217,701); expected proceeds $170,617,339	3.860%	01/02/2026	01/02/2026	170,580,759	170,580,759
Agreement with Prudential Insurance Co., dated 12/31/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.625% due 08/31/2030 – 08/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $308,383,198); expected proceeds $300,838,249	3.860%	01/02/2026	01/02/2026	300,773,750	300,773,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 2.125% due 07/15/2027 - 04/15/2030, valued at $244,800,017); expected proceeds $240,050,933	3.820%	01/02/2026	01/02/2026	240,000,000	240,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% - 4.500% due 02/15/2027 - 02/15/2034, valued at $765,000,034); expected proceeds $750,157,500	3.780%	01/02/2026	01/02/2026	750,000,000	750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $219,300,014); expected proceeds $215,045,628	3.820%	01/02/2026	01/02/2026	215,000,000	215,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 0.875% due 01/15/2027 - 01/15/2029, valued at $55,315,643); expected proceeds $54,242,509	3.820%	01/02/2026	01/02/2026	54,231,000	54,231,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.625% - 1.375% due 12/31/2027 - 12/31/2028, valued at $561,000,033); expected proceeds $550,116,722	3.820%	01/02/2026	01/02/2026	550,000,000	550,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.625% due 01/31/2026 - 08/15/2035, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 01/15/2026 - 07/15/2034, U.S. Treasury Strips, 0.000% due 11/15/2026 - 08/15/2034, U.S. Treasury Bills, 0.000% due 01/02/2026 - 09/03/2026, U.S. Treasury Inflation Index Bonds, 1.000% - 3.625% due 04/15/2028 - 02/15/2054 and U.S. Treasury Bonds, 1.250% - 4.875% due 11/15/2040 - 11/15/2055, valued at $127,500,062); expected proceeds $125,026,667	3.840%	01/02/2026	01/02/2026	$125,000,000	$125,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					26,372,585,509
TOTAL INVESTMENTS (e)(f)–93.6%					65,618,530,168
Other Assets in Excess of Liabilities —6.4%					4,498,086,774
NET ASSETS –100.0%					$70,116,616,942
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $325,000,000 or 0.5% of net assets as of December 31, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$39,245,944,659
Repurchase agreements, at value and amortized cost	26,372,585,509
Total Investments	65,618,530,168
Cash	5,474,097,013
Interest receivable — unaffiliated issuers	84,152,828
Other receivable	1,106,872
Prepaid expenses and other assets	9,610
TOTAL ASSETS	71,177,896,491
LIABILITIES
Payable for investments purchased	1,055,530,453
Advisory and administrator fee payable	2,983,517
Custody, sub-administration and transfer agent fees payable	2,588,768
Trustees’ fees and expenses payable	4,326
Professional fees payable	109,014
Printing fees payable	33,431
Accrued expenses and other liabilities	30,040
TOTAL LIABILITIES	1,061,279,549
NET ASSETS	$70,116,616,942
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,494,093,435
EXPENSES
Advisory and administrator fee	29,229,640
Custodian, sub-administrator and transfer agent fees	3,504,712
Trustees’ fees and expenses	230,384
Professional fees	369,573
Printing and postage fees	54,970
Insurance expense	17,010
Miscellaneous expenses	2,428
TOTAL EXPENSES	33,408,717
NET INVESTMENT INCOME (LOSS)	$2,460,684,718
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,737
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,460,713,455
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,460,684,718	$2,558,755,151
Net realized gain (loss)	28,737	(61,195)
Net increase (decrease) in net assets resulting from operations	2,460,713,455	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	280,167,322,096	217,367,694,672
Withdrawals	(269,026,827,566)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	11,140,494,530	7,842,782,832
Net increase (decrease) in net assets during the period	13,601,207,985	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$70,116,616,942	$56,515,408,957
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	4.30%	5.30%	5.17%	1.65%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$70,116,617	$56,515,409	$46,113,932	$43,687,095	$27,061,311
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.21%	5.14%	5.01%	1.91%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the Portfolio had invested in repurchase agreements with the gross values of $26,372,585,509 and associated collateral equal to $26,911,837,839.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase Portfolio expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
15

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosure for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 16.3%
State Street Equity 500 Index II Portfolio	354,359	$218,267,564
State Street Small/Mid Cap Equity Index Portfolio	73,031	24,230,814
		242,498,378
DOMESTIC FIXED INCOME — 50.4%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,799,811	51,384,604
State Street Aggregate Bond Index Portfolio	3,303,456	297,245,007
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,072,083	104,217,188
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	1,973,326	59,594,445
State Street SPDR Portfolio Short Term Treasury ETF (b)	8,037,679	235,343,241
		747,784,485
INFLATION LINKED — 18.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	14,032,311	267,736,494
INTERNATIONAL EQUITY — 10.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,019,377	150,164,488
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,633,989	73,562,185
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,386,846,498)		1,481,746,030
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	7,563,959	$7,563,959
State Street Navigator Securities Lending Portfolio II (a)(e)	34,353,825	34,353,825
TOTAL SHORT-TERM INVESTMENTS (Cost $41,917,784)		$41,917,784
TOTAL INVESTMENTS — 102.6% (Cost $1,428,764,282)		1,523,663,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(37,897,496)
NET ASSETS — 100.0%		$1,485,766,318
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,481,746,030	$—	$—	$1,481,746,030
Short-Term Investments	41,917,784	—	—	41,917,784
TOTAL INVESTMENTS	$1,523,663,814	$—	$—	$1,523,663,814
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases*	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	$—	$58,539,900	$8,765,823	$76,313	$1,534,214	1,799,811	$51,384,604	$2,565,908	$—
SPDR Dow Jones Global Real Estate ETF	735,881	31,561,936	51,112,186	11,877,545	(2,534,471)	5,300,079	1,633,989	73,562,185	2,411,728	—
State Street Aggregate Bond Index Portfolio	1,442,440	126,112,532	208,276,452	42,074,031	(8,317,917)	13,247,971	3,303,456	297,245,007	10,900,512	—
State Street Equity 500 Index II Portfolio	181,694	96,545,035	143,335,878	60,554,870	17,501,322	21,440,199	354,359	218,267,564	2,744,871	851,609
State Street Global All Cap Equity ex-U.S. Index Portfolio	628,225	72,095,120	105,385,094	61,278,824	6,185,194	27,777,904	1,019,377	150,164,488	5,009,556	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	951,791	951,791	219,515,739	212,903,571	—	—	7,563,959	7,563,959	98,886	—
State Street Navigator Securities Lending Portfolio II	552,532	552,532	1,052,584,174	1,018,782,881	—	—	34,353,825	34,353,825	93,909	—
State Street Small/Mid Cap Equity Index Portfolio	58,096	18,273,528	17,427,031	13,379,999	1,096,816	813,438	73,031	24,230,814	463,432	1,150,661
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6,146,055	113,640,557	186,071,285	34,679,702	(3,152,149)	5,856,503	14,032,311	267,736,494	9,902,103	—
State Street SPDR Bloomberg High Yield Bond ETF	462,225	44,128,621	68,848,408	10,718,598	(1,376,459)	3,335,216	1,072,083	104,217,188	6,179,614	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	845,615	25,250,064	39,815,013	5,857,565	(245,707)	632,640	1,973,326	59,594,445	2,440,544	—
State Street SPDR Portfolio Short Term Treasury ETF	3,442,503	99,867,012	169,343,239	34,914,810	(1,570,544)	2,618,344	8,037,679	235,343,241	8,456,106	—
Total		$628,978,728	$2,320,254,399	$1,515,788,219	$7,662,398	$82,556,508		$1,523,663,814	$51,267,169	$2,002,270
*	Includes affiliated transactions acquired from the merger with State Street Target Retirement 2020 Fund of $799,913,955.
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 22.4%
State Street Equity 500 Index II Portfolio	616,669	$379,837,410
State Street Small/Mid Cap Equity Index Portfolio	145,556	48,293,966
		428,131,376
DOMESTIC FIXED INCOME — 40.5%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	2,357,669	67,311,450
State Street Aggregate Bond Index Portfolio	4,512,728	406,055,305
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,388,225	134,949,352
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	1,135,796	34,301,039
State Street SPDR Portfolio Short Term Treasury ETF (b)	4,551,229	133,259,985
		775,877,131
INFLATION LINKED — 18.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	18,165,744	346,602,396
INTERNATIONAL EQUITY — 14.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,844,012	271,641,353
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF	2,118,266	95,364,334
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,732,464,870)		1,917,616,590
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	7,719,990	$7,719,990
State Street Navigator Securities Lending Portfolio II (a)(e)	18,796,450	18,796,450
TOTAL SHORT-TERM INVESTMENTS (Cost $26,516,440)		$26,516,440
TOTAL INVESTMENTS — 101.6% (Cost $1,758,981,310)		1,944,133,030
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(30,012,631)
NET ASSETS — 100.0%		$1,914,120,399
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,917,616,590	$—	$—	$1,917,616,590
Short-Term Investments	26,516,440	—	—	26,516,440
TOTAL INVESTMENTS	$1,944,133,030	$—	$—	$1,944,133,030
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	$—	$75,619,200	$10,582,914	$105,746	$2,169,418	2,357,669	$67,311,450	$3,292,125	$—
SPDR Dow Jones Global Real Estate ETF	2,313,739	99,236,266	10,731,079	19,321,382	(2,921,545)	7,639,916	2,118,266	95,364,334	3,464,916	—
State Street Aggregate Bond Index Portfolio	4,684,269	409,545,612	67,438,125	82,263,494	(17,133,149)	28,468,211	4,512,728	406,055,305	16,322,873	—
State Street Equity 500 Index II Portfolio	790,610	420,098,514	31,249,291	132,438,091	43,652,075	17,275,621	616,669	379,837,410	4,809,825	1,492,271
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,835,071	325,352,813	32,067,373	161,347,708	10,086,437	65,482,438	1,844,012	271,641,353	9,122,608	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,371,438	6,371,438	227,244,589	225,896,037	—	—	7,719,990	7,719,990	130,623	—
State Street Navigator Securities Lending Portfolio II	44,703,320	44,703,320	1,025,298,887	1,051,205,757	—	—	18,796,450	18,796,450	151,210	—
State Street Small/Mid Cap Equity Index Portfolio	284,014	89,333,733	5,776,969	47,563,554	(1,691,803)	2,438,621	145,556	48,293,966	940,870	2,336,100
State Street SPDR Bloomberg 1-10 Year TIPS ETF	19,343,091	357,653,753	46,109,212	68,157,201	(6,426,995)	17,423,627	18,165,744	346,602,396	13,049,570	—
State Street SPDR Bloomberg High Yield Bond ETF	1,453,955	138,809,084	13,492,879	19,779,640	(2,530,603)	4,957,632	1,388,225	134,949,352	8,903,754	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	917,663	27,401,417	12,013,095	5,397,027	(173,514)	457,068	1,135,796	34,301,039	1,361,169	—
State Street SPDR Portfolio Short Term Treasury ETF	3,645,339	105,751,284	56,391,749	29,755,543	(204,856)	1,077,351	4,551,229	133,259,985	4,617,706	—
Total		$2,024,257,234	$1,603,432,448	$1,853,708,348	$22,761,793	$147,389,903		$1,944,133,030	$66,167,249	$3,828,371
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.1% (a)
DOMESTIC EQUITY — 32.0%
State Street Equity 500 Index II Portfolio	1,503,390	$926,013,299
State Street Small/Mid Cap Equity Index Portfolio	421,295	139,781,639
		1,065,794,938
DOMESTIC FIXED INCOME — 31.9%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	819,827	23,406,061
State Street Aggregate Bond Index Portfolio	7,364,257	662,635,801
State Street SPDR Bloomberg High Yield Bond ETF (b)	2,213,780	215,201,554
State Street SPDR Portfolio Long Term Treasury ETF	5,034,048	133,251,251
State Street SPDR Portfolio Short Term Corporate Bond ETF	231,986	7,005,977
State Street SPDR Portfolio Short Term Treasury ETF	732,758	21,455,154
		1,062,955,798
INFLATION LINKED — 11.3%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	19,822,054	378,204,790
INTERNATIONAL EQUITY — 21.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,964,315	731,293,180
REAL ESTATE — 3.0%
SPDR Dow Jones Global Real Estate ETF (b)	2,215,937	99,761,484
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,888,558,279)		3,338,010,190
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	7,764,575	$7,764,575
State Street Navigator Securities Lending Portfolio II (a)(e)	1,436,000	1,436,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,200,575)		$9,200,575
TOTAL INVESTMENTS — 100.4% (Cost $2,897,758,854)		3,347,210,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(14,474,619)
NET ASSETS — 100.0%		$3,332,736,146
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,338,010,190	$—	$—	$3,338,010,190
Short-Term Investments	9,200,575	—	—	9,200,575
TOTAL INVESTMENTS	$3,347,210,765	$—	$—	$3,347,210,765
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	$—	$24,800,877	$1,794,330	$39,121	$360,393	819,827	$23,406,061	$855,237	$—
SPDR Dow Jones Global Real Estate ETF	1,785,610	76,584,812	30,338,870	11,082,456	(1,886,172)	5,806,430	2,215,937	99,761,484	3,136,579	—
State Street Aggregate Bond Index Portfolio	6,773,855	592,238,182	128,744,650	75,523,794	(15,462,459)	32,639,222	7,364,257	662,635,801	25,253,367	—
State Street Equity 500 Index II Portfolio	1,552,313	824,837,285	169,853,479	213,070,261	76,479,804	67,912,992	1,503,390	926,013,299	11,669,055	3,620,378
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,232,830	715,279,537	86,270,410	256,128,111	34,944,754	150,926,590	4,964,315	731,293,180	24,510,645	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,334,398	7,334,398	355,472,567	355,042,390	—	—	7,764,575	7,764,575	261,396	—
State Street Navigator Securities Lending Portfolio II	85,986,780	85,986,780	408,030,621	492,581,401	—	—	1,436,000	1,436,000	102,804	—
State Street Small/Mid Cap Equity Index Portfolio	634,971	199,723,820	20,138,039	84,300,001	(5,465,896)	9,685,677	421,295	139,781,639	2,709,811	6,728,228
State Street SPDR Bloomberg 1-10 Year TIPS ETF	15,750,727	291,230,942	115,102,634	36,844,220	(4,007,158)	12,722,592	19,822,054	378,204,790	12,477,679	—
State Street SPDR Bloomberg High Yield Bond ETF	1,988,619	189,853,456	41,540,071	19,693,600	(2,498,125)	5,999,752	2,213,780	215,201,554	13,211,117	—
State Street SPDR Portfolio Long Term Treasury ETF	5,638,028	147,659,953	32,943,062	49,395,037	(17,260,368)	19,303,641	5,034,048	133,251,251	5,806,856	—
State Street SPDR Portfolio Short Term Corporate Bond ETF	—	—	9,809,985	2,796,477	(5,823)	(1,708)	231,986	7,005,977	132,131	—
State Street SPDR Portfolio Short Term Treasury ETF	—	—	32,104,659	10,614,755	(24,389)	(10,361)	732,758	21,455,154	308,342	—
Total		$3,130,729,165	$1,455,149,924	$1,608,866,833	$64,853,289	$305,345,220		$3,347,210,765	$100,435,019	$10,348,606
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 39.0%
State Street Equity 500 Index II Portfolio	1,884,052	$1,160,482,247
State Street Small/Mid Cap Equity Index Portfolio	625,980	207,693,771
		1,368,176,018
DOMESTIC FIXED INCOME — 30.0%
State Street Aggregate Bond Index Portfolio	6,258,529	563,142,367
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,846,963	179,543,273
State Street SPDR Portfolio Long Term Treasury ETF (b)	11,673,929	309,008,901
		1,051,694,541
INFLATION LINKED — 2.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (b)	3,676,006	70,138,194
INTERNATIONAL EQUITY — 28.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,838,095	1,007,319,724
REAL ESTATE — 0.5%
SPDR Dow Jones Global Real Estate ETF (b)	388,203	17,476,900
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,948,535,069)		3,514,805,377
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	7,125,380	$7,125,380
State Street Navigator Securities Lending Portfolio II (a)(e)	133,551,800	133,551,800
TOTAL SHORT-TERM INVESTMENTS (Cost $140,677,180)		$140,677,180
TOTAL INVESTMENTS — 104.2% (Cost $3,089,212,249)		3,655,482,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(148,681,171)
NET ASSETS — 100.0%		$3,506,801,386
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,514,805,377	$—	$—	$3,514,805,377
Short-Term Investments	140,677,180	—	—	140,677,180
TOTAL INVESTMENTS	$3,655,482,557	$—	$—	$3,655,482,557
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
SPDR Dow Jones Global Real Estate ETF	—	$—	$18,916,837	$1,585,525	$55,716	$89,872	388,203	$17,476,900	$251,036	$—
State Street Aggregate Bond Index Portfolio	5,496,989	480,601,748	115,025,879	46,565,534	(9,899,440)	23,979,714	6,258,529	563,142,367	20,909,255	—
State Street Equity 500 Index II Portfolio	1,759,687	935,027,435	213,643,314	158,662,086	62,501,284	107,972,300	1,884,052	1,160,482,247	14,419,459	4,473,703
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,759,155	890,440,654	120,123,029	241,312,416	55,129,122	182,939,335	6,838,095	1,007,319,724	33,252,508	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,669,832	6,669,832	314,146,795	313,691,247	—	—	7,125,380	7,125,380	299,240	—
State Street Navigator Securities Lending Portfolio II	4,240,568	4,240,568	800,626,048	671,314,816	—	—	133,551,800	133,551,800	118,927	—
State Street Small/Mid Cap Equity Index Portfolio	819,345	257,716,809	31,072,289	87,674,202	(8,349,494)	14,928,369	625,980	207,693,771	3,968,657	9,853,836
State Street SPDR Bloomberg 1-10 Year TIPS ETF	—	—	78,157,455	7,584,405	(43,060)	(391,796)	3,676,006	70,138,194	1,209,516	—
State Street SPDR Bloomberg High Yield Bond ETF	1,487,445	142,006,374	48,077,347	13,176,819	(1,764,119)	4,400,490	1,846,963	179,543,273	10,386,621	—
State Street SPDR Portfolio Long Term Treasury ETF	11,397,969	298,512,808	65,754,945	58,802,998	(26,917,971)	30,462,117	11,673,929	309,008,901	12,366,389	—
Total		$3,015,216,228	$1,805,543,938	$1,600,370,048	$70,712,038	$364,380,401		$3,655,482,557	$97,181,608	$14,327,539
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 43.3%
State Street Equity 500 Index II Portfolio	1,909,158	$1,175,945,693
State Street Small/Mid Cap Equity Index Portfolio	753,903	250,137,485
		1,426,083,178
DOMESTIC FIXED INCOME — 24.3%
State Street Aggregate Bond Index Portfolio	4,396,727	395,617,467
State Street SPDR Bloomberg High Yield Bond ETF (b)	860,592	83,658,149
State Street SPDR Portfolio Long Term Treasury ETF	12,177,043	322,326,328
		801,601,944
INTERNATIONAL EQUITY — 32.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,198,258	1,060,375,354
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,696,011,453)		3,288,060,476
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d) (Cost $7,177,583)	7,177,583	7,177,583
TOTAL INVESTMENTS — 100.0% (Cost $2,703,189,036)		3,295,238,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(837,843)
NET ASSETS — 100.0%		$3,294,400,216

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,288,060,476	$—	$—	$3,288,060,476
Short-Term Investment	7,177,583	—	—	7,177,583
TOTAL INVESTMENTS	$3,295,238,059	$—	$—	$3,295,238,059
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Aggregate Bond Index Portfolio	3,640,590	$318,296,802	$100,121,540	$32,200,000	$(6,778,589)	$16,177,714	4,396,727	$395,617,467	$14,271,870	$—
State Street Equity 500 Index II Portfolio	1,767,049	938,939,130	218,189,136	154,820,135	62,664,981	110,972,581	1,909,158	1,175,945,693	14,712,728	4,564,692
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,034,648	922,056,222	126,507,923	236,224,703	57,843,233	190,192,679	7,198,258	1,060,375,354	35,276,684	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,769,058	4,769,058	318,654,286	316,245,761	—	—	7,177,583	7,177,583	271,354	—
State Street Navigator Securities Lending Portfolio II	20,275,710	20,275,710	517,900,447	538,176,157	—	—	—	—	61,146	—
State Street Small/Mid Cap Equity Index Portfolio	941,860	296,252,640	36,584,443	91,700,000	(9,962,938)	18,963,340	753,903	250,137,485	4,793,376	11,901,545
State Street SPDR Bloomberg High Yield Bond ETF	531,856	50,776,292	57,312,426	25,434,413	882,081	121,763	860,592	83,658,149	4,262,412	—
State Street SPDR Portfolio Long Term Treasury ETF	10,612,239	277,934,539	84,817,845	43,342,233	(21,968,967)	24,885,144	12,177,043	322,326,328	12,154,292	—
Total		$2,829,300,393	$1,460,088,046	$1,438,143,402	$82,679,801	$361,313,221		$3,295,238,059	$85,803,862	$16,466,237
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 47.0%
State Street Equity 500 Index II Portfolio	1,874,546	$1,154,626,498
State Street Small/Mid Cap Equity Index Portfolio	877,257	291,064,949
		1,445,691,447
DOMESTIC FIXED INCOME — 17.8%
State Street Aggregate Bond Index Portfolio	2,742,661	246,784,611
State Street SPDR Portfolio Long Term Treasury ETF (b)	11,367,230	300,890,578
		547,675,189
INTERNATIONAL EQUITY — 35.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,298,694	1,075,170,559
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,466,503,686)		3,068,537,195
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	6,977,518	6,977,518
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	141,700	$141,700
TOTAL SHORT-TERM INVESTMENTS (Cost $7,119,218)		$7,119,218
TOTAL INVESTMENTS — 100.1% (Cost $2,473,622,904)		3,075,656,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,621,502)
NET ASSETS — 100.0%		$3,074,034,911
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,068,537,195	$—	$—	$3,068,537,195
Short-Term Investments	7,119,218	—	—	7,119,218
TOTAL INVESTMENTS	$3,075,656,413	$—	$—	$3,075,656,413
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Aggregate Bond Index Portfolio	2,078,621	$181,733,836	$78,704,048	$19,100,000	$(3,401,955)	$8,848,682	2,742,661	$246,784,611	$8,502,835	$—
State Street Equity 500 Index II Portfolio	1,681,916	893,702,498	218,159,495	124,130,674	48,587,187	118,307,992	1,874,546	1,154,626,498	14,354,145	4,453,439
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,915,214	908,349,987	136,538,736	216,088,241	49,458,329	196,911,748	7,298,694	1,075,170,559	35,584,710	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,989,985	5,989,985	311,953,374	310,965,841	—	—	6,977,518	6,977,518	255,206	—
State Street Navigator Securities Lending Portfolio II	—	—	95,613,675	95,471,975	—	—	141,700	141,700	1,238	—
State Street Small/Mid Cap Equity Index Portfolio	1,031,260	324,372,531	47,741,544	91,900,000	(8,905,933)	19,756,807	877,257	291,064,949	5,549,359	13,778,586
State Street SPDR Portfolio Long Term Treasury ETF	9,738,531	255,052,127	91,899,130	48,794,047	(20,334,624)	23,067,992	11,367,230	300,890,578	11,211,508	—
Total		$2,569,200,964	$980,610,002	$906,450,778	$65,403,004	$366,893,221		$3,075,656,413	$75,459,001	$18,232,025
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 49.8%
State Street Equity 500 Index II Portfolio	1,660,420	$1,022,735,651
State Street Small/Mid Cap Equity Index Portfolio	923,130	306,285,136
		1,329,020,787
DOMESTIC FIXED INCOME — 12.8%
State Street Aggregate Bond Index Portfolio	891,048	80,176,494
State Street SPDR Portfolio Long Term Treasury ETF	9,850,017	260,729,950
		340,906,444
INTERNATIONAL EQUITY — 37.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,710,152	988,472,446
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,102,045,422)		2,658,399,677
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $5,982,999)	5,982,999	5,982,999
TOTAL INVESTMENTS — 99.9% (Cost $2,108,028,421)		2,664,382,676
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,978,740
NET ASSETS — 100.0%		$2,666,361,416

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,658,399,677	$—	$—	$2,658,399,677
Short-Term Investment	5,982,999	—	—	5,982,999
TOTAL INVESTMENTS	$2,664,382,676	$—	$—	$2,664,382,676
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Aggregate Bond Index Portfolio	505,436	$44,190,227	$38,613,890	$4,000,000	$(12,946)	$1,385,323	891,048	$80,176,494	$2,413,890	$—
State Street Equity 500 Index II Portfolio	1,456,009	773,665,154	199,330,010	96,787,537	36,962,924	109,565,100	1,660,420	1,022,735,651	12,700,710	3,940,451
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,141,724	819,584,254	126,122,753	180,565,434	30,807,516	192,523,357	6,710,152	988,472,446	32,609,879	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,789,023	5,789,023	288,945,427	288,751,451	—	—	5,982,999	5,982,999	227,006	—
State Street Navigator Securities Lending Portfolio II	—	—	51,135,500	51,135,500	—	—	—	—	1,987	—
State Street Small/Mid Cap Equity Index Portfolio	1,034,720	325,460,749	50,865,346	82,118,253	(6,003,960)	18,081,254	923,130	306,285,136	5,836,234	14,490,870
State Street SPDR Portfolio Long Term Treasury ETF	8,283,686	216,949,737	86,771,926	45,349,835	(10,862,889)	13,221,011	9,850,017	260,729,950	9,632,724	—
Total		$2,185,639,144	$841,784,852	$748,708,010	$50,890,645	$334,776,045		$2,664,382,676	$63,422,430	$18,431,321
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	1,300,636	$801,126,508
State Street Small/Mid Cap Equity Index Portfolio	803,458	266,579,339
		1,067,705,847
DOMESTIC FIXED INCOME — 9.8%
State Street SPDR Portfolio Long Term Treasury ETF	7,650,021	202,496,056
INTERNATIONAL EQUITY — 38.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,390,689	794,102,393
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,633,712,424)		2,064,304,296
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $5,183,274)	5,183,274	5,183,274
TOTAL INVESTMENTS — 100.0% (Cost $1,638,895,698)		2,069,487,570
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(217,579)
NET ASSETS — 100.0%		$2,069,269,991

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,064,304,296	$—	$—	$2,064,304,296
Short-Term Investment	5,183,274	—	—	5,183,274
TOTAL INVESTMENTS	$2,069,487,570	$—	$—	$2,069,487,570
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Equity 500 Index II Portfolio	1,088,396	$578,330,310	$178,395,873	$68,416,791	$21,411,536	$91,405,580	1,300,636	$801,126,508	$9,959,812	$3,090,078
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,443,037	624,642,913	130,181,689	135,203,437	12,414,005	162,067,223	5,390,689	794,102,393	26,285,016	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,225,282	4,225,282	252,724,284	251,766,292	—	—	5,183,274	5,183,274	185,816	—
State Street Navigator Securities Lending Portfolio II	—	—	89,677,800	89,677,800	—	—	—	—	3,122	—
State Street Small/Mid Cap Equity Index Portfolio	822,984	258,861,221	56,032,460	58,499,999	(3,220,615)	13,406,272	803,458	266,579,339	5,036,397	12,504,945
State Street SPDR Portfolio Long Term Treasury ETF	6,176,039	161,750,462	86,084,528	47,042,008	(12,679,324)	14,382,398	7,650,021	202,496,056	7,380,217	—
Total		$1,627,810,188	$793,096,634	$650,606,327	$17,925,602	$281,261,473		$2,069,487,570	$48,850,380	$15,595,023
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	945,811	$582,572,623
State Street Small/Mid Cap Equity Index Portfolio	584,110	193,801,649
		776,374,272
DOMESTIC FIXED INCOME — 9.8%
State Street SPDR Portfolio Long Term Treasury ETF	5,560,513	147,186,779
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,919,921	577,443,587
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,209,032,828)		1,501,004,638
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $5,528,615)	5,528,615	5,528,615
TOTAL INVESTMENTS — 100.1% (Cost $1,214,561,443)		1,506,533,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(770,724)
NET ASSETS — 100.0%		$1,505,762,529

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,501,004,638	$—	$—	$1,501,004,638
Short-Term Investment	5,528,615	—	—	5,528,615
TOTAL INVESTMENTS	$1,506,533,253	$—	$—	$1,506,533,253
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Equity 500 Index II Portfolio	733,858	$389,942,991	$159,439,672	$46,231,947	$12,421,429	$67,000,478	945,811	$582,572,623	$7,200,389	$2,233,954
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,666,959	420,820,222	131,783,399	96,179,600	7,645,926	113,373,640	3,919,921	577,443,587	19,018,744	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,922,162	2,922,162	239,661,893	237,055,440	—	—	5,528,615	5,528,615	151,731	—
State Street Small/Mid Cap Equity Index Portfolio	554,359	174,368,049	52,874,296	40,450,001	3,922,831	3,086,474	584,110	193,801,649	3,641,950	9,042,647
State Street SPDR Portfolio Long Term Treasury ETF	4,158,642	108,914,835	63,319,943	26,149,966	(4,455,572)	5,557,539	5,560,513	147,186,779	5,171,627	—
Total		$1,096,968,259	$647,079,203	$446,066,954	$19,534,614	$189,018,131		$1,506,533,253	$35,184,441	$11,276,601
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	325,103	$200,247,137
State Street Small/Mid Cap Equity Index Portfolio	200,801	66,623,885
		266,871,022
DOMESTIC FIXED INCOME — 9.8%
State Street SPDR Portfolio Long Term Treasury ETF	1,912,196	50,615,828
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,347,344	198,477,301
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $429,078,192)		515,964,151
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $1,393,899)	1,393,899	1,393,899
TOTAL INVESTMENTS — 100.0% (Cost $430,472,091)		517,358,050
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(44,891)
NET ASSETS — 100.0%		$517,313,159

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$515,964,151	$—	$—	$515,964,151
Short-Term Investment	1,393,899	—	—	1,393,899
TOTAL INVESTMENTS	$517,358,050	$—	$—	$517,358,050
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Equity 500 Index II Portfolio	231,817	$123,178,413	$67,472,700	$16,054,714	$5,396,903	$20,253,835	325,103	$200,247,137	$2,487,895	$771,881
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,155,344	132,587,265	56,159,749	29,273,957	4,314,701	34,689,543	1,347,344	198,477,301	6,539,243	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,214,221	1,214,221	72,835,644	72,655,966	—	—	1,393,899	1,393,899	57,335	—
State Street Small/Mid Cap Equity Index Portfolio	174,695	54,948,676	23,252,468	13,500,000	2,624,818	(702,077)	200,801	66,623,885	1,257,768	3,122,931
State Street SPDR Portfolio Long Term Treasury ETF	1,310,489	34,321,707	40,017,977	24,106,932	(1,130,037)	1,513,113	1,912,196	50,615,828	1,701,396	—
Total		$346,250,282	$259,738,538	$155,591,569	$11,206,385	$55,754,414		$517,358,050	$12,043,637	$3,894,812
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	36,251	$22,328,872
State Street Small/Mid Cap Equity Index Portfolio	22,388	7,428,137
		29,757,009
DOMESTIC FIXED INCOME — 9.8%
State Street SPDR Portfolio Long Term Treasury ETF	213,166	5,642,503
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	150,225	22,129,635
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $52,021,597)		57,529,147
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $268,981)	268,981	268,981
TOTAL INVESTMENTS — 100.0% (Cost $52,290,578)		57,798,128
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(22,423)
NET ASSETS — 100.0%		$57,775,705

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$57,529,147	$—	$—	$57,529,147
Short-Term Investment	268,981	—	—	268,981
TOTAL INVESTMENTS	$57,798,128	$—	$—	$57,798,128
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income	Capital Gains Distributions
State Street Equity 500 Index II Portfolio	2,021	$1,073,900	$18,892,910	$285,966	$30,653	$2,617,375	36,251	$22,328,872	$198,361	$154,860
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,999	1,147,500	19,532,252	1,238,231	170,795	2,517,319	150,225	22,129,635	709,914	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,281,395	26,012,414	—	—	268,981	268,981	9,020	—
State Street Navigator Securities Lending Portfolio II	—	—	2,110,025	2,110,025	—	—	—	—	46	—
State Street Small/Mid Cap Equity Index Portfolio	1,522	478,600	7,108,244	590,000	(4,470)	435,763	22,388	7,428,137	136,174	338,109
State Street SPDR Portfolio Long Term Treasury ETF	10,940	286,518	5,645,115	233,196	6,945	(62,879)	213,166	5,642,503	135,182	—
Total		$2,986,518	$79,569,941	$30,469,832	$203,923	$5,507,578		$57,798,128	$1,188,697	$492,969
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
ASSETS
Investments in affiliated issuers, at value*	$1,523,663,814	$1,944,133,030	$3,347,210,765	$3,655,482,557
Cash	37	—	1	37
Receivable for investments sold	16,304,633	24,300,000	60,984,712	40,597,691
Receivable for fund shares sold	1,762,946	2,237,459	3,202,981	3,112,466
Dividends receivable — affiliated issuers	11,148	11,889	23,856	25,206
Securities lending income receivable — unaffiliated issuers	383	2,682	7,666	2,937
Securities lending income receivable — affiliated issuers	15,165	10,805	5,882	6,739
Receivable from Adviser	222,175	268,181	411,771	288,574
Prepaid expenses and other assets	1,859	2,205	3,721	3,782
TOTAL ASSETS	1,541,982,160	1,970,966,251	3,411,851,355	3,699,519,989
LIABILITIES
Payable upon return of securities loaned	34,353,825	18,796,450	1,436,000	133,551,800
Payable for investments purchased	12,926,642	28,091,975	61,850,675	40,686,619
Payable for fund shares repurchased	8,645,225	9,670,139	15,389,199	18,036,812
Advisory fee payable	63,014	82,000	141,992	149,194
Custodian fees payable	49,470	40,244	40,344	40,157
Administration fees payable	63,424	82,323	142,287	149,419
Distribution fees payable	3,296	2,676	7,467	4,714
Trustees’ fees and expenses payable	42	179	218	205
Transfer agent fees payable	—	10,546	14,082	15,195
Sub-transfer agent fee payable	9,097	8,025	21,584	13,310
Registration and filing fees payable	50,995	2,043	2,441	2,128
Professional fees payable	36,972	34,012	35,065	35,071
Printing and postage fees payable	11,035	22,099	29,405	29,295
Accrued expenses and other liabilities	2,805	3,141	4,450	4,684
TOTAL LIABILITIES	56,215,842	56,845,852	79,115,209	192,718,603
NET ASSETS	$1,485,766,318	$1,914,120,399	$3,332,736,146	$3,506,801,386
NET ASSETS CONSIST OF:
Paid-in capital	$1,441,818,295	$1,752,992,233	$2,922,667,523	$2,975,546,213
Total distributable earnings (loss)	43,948,023	161,128,166	410,068,623	531,255,173
NET ASSETS	$1,485,766,318	$1,914,120,399	$3,332,736,146	$3,506,801,386
Class I
Net Assets	$3,427,978	$3,410,159	$13,840,184	$4,313,988
Shares Outstanding	303,388	270,311	991,895	285,746
Net asset value, offering and redemption price per share	$11.30	$12.62	$13.95	$15.10
Class K
Net Assets	$1,466,842,331	$1,898,207,266	$3,283,922,908	$3,481,085,064
Shares Outstanding	128,775,359	148,758,565	233,444,951	227,628,078
Net asset value, offering and redemption price per share	$11.39	$12.76	$14.07	$15.29
Class R3
Net Assets	$15,496,009	$12,502,974	$34,973,054	$21,402,334
Shares Outstanding	1,359,245	978,730	2,482,465	1,397,863
Net asset value, offering and redemption price per share	$11.40	$12.77	$14.09	$15.31
See accompanying notes to financial statements.
23

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
COST OF INVESTMENTS:
Investments in affiliated issuers	$1,428,764,282	$1,758,981,310	$2,897,758,854	$3,089,212,249
* Includes investments in securities on loan, at value	$36,884,366	$29,525,430	$28,994,158	$147,937,760
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued) December 31, 2025

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$3,295,238,059	$3,075,656,413	$2,664,382,676	$2,069,487,570	$1,506,533,253	$517,358,050
—	—	—	—	—	—
47,069,982	39,778,020	37,042,907	32,341,032	23,857,383	10,052,829
3,118,159	3,083,452	4,577,642	3,111,981	3,988,171	936,633
24,938	21,291	22,963	15,606	15,363	5,292
5,605	—	—	—	—	—
—	18	—	—	—	—
203,650	146,649	121,243	122,010	104,739	39,925
3,574	3,298	2,833	2,179	1,528	496
3,345,663,967	3,118,689,141	2,706,150,264	2,105,080,378	1,534,500,437	528,393,225

—	141,700	—	—	—	—
31,010,345	23,686,806	18,819,830	11,742,045	9,733,519	3,064,162
19,821,526	20,419,785	20,596,015	23,749,669	18,748,281	7,879,565
140,147	130,548	113,469	88,140	63,760	21,923
39,962	39,874	39,767	39,636	39,788	39,996
140,350	130,675	113,532	88,203	63,823	21,923
6,831	5,226	5,876	5,295	2,140	797
188	173	149	114	43	14
14,928	15,775	16,417	16,066	17,324	5,720
19,606	14,853	16,590	15,103	6,016	2,227
2,414	2,368	3,353	5,751	7,511	5,413
34,903	34,699	34,340	33,857	33,377	27,469
27,646	26,769	24,451	21,555	17,937	8,475
4,905	4,979	5,059	4,953	4,389	2,382
51,263,751	44,654,230	39,788,848	35,810,387	28,737,908	11,080,066
$3,294,400,216	$3,074,034,911	$2,666,361,416	$2,069,269,991	$1,505,762,529	$517,313,159

$2,718,663,938	$2,485,367,449	$2,115,807,114	$1,637,448,938	$1,210,890,002	$427,226,848
575,736,278	588,667,462	550,554,302	431,821,053	294,872,527	90,086,311
$3,294,400,216	$3,074,034,911	$2,666,361,416	$2,069,269,991	$1,505,762,529	$517,313,159

$4,002,256	$2,046,780	$2,595,367	$1,388,498	$1,085,207	$47,610
255,421	123,369	153,446	78,448	59,869	2,692
$15.67	$16.59	$16.91	$17.70	$18.13	$17.69

$3,258,125,533	$3,047,858,850	$2,635,936,355	$2,043,214,010	$1,495,185,574	$513,520,975
204,756,885	182,318,368	153,855,291	114,513,031	82,110,698	29,038,556
$15.91	$16.72	$17.13	$17.84	$18.21	$17.68

$32,272,427	$24,129,281	$27,829,694	$24,667,483	$9,491,748	$3,744,574
2,025,501	1,441,641	1,622,880	1,381,415	521,086	211,207
$15.93	$16.74	$17.15	$17.86	$18.22	$17.73

2,703,189,036	2,473,622,904	2,108,028,421	1,638,895,698	1,214,561,443	430,472,091
$32,302,883	$137,644	$—	$—	$—	$—
See accompanying notes to financial statements.
25

State Street Target Retirement 2070 Fund
ASSETS
Investments in affiliated issuers, at value	$57,798,128
Receivable for investments sold	291,000
Receivable for fund shares sold	103,506
Dividends receivable — affiliated issuers	950
Securities lending income receivable — affiliated issuers	7
Receivable from Adviser	122,761
TOTAL ASSETS	58,316,352
LIABILITIES
Payable for investments purchased	443,843
Payable for fund shares repurchased	2,190
Advisory fee payable	2,353
Custodian fees payable	36,319
Administration fees payable	2,353
Distribution fees payable	281
Trustees’ fees and expenses payable	49
Registration and filing fees payable	48
Professional fees payable	41,326
Printing and postage fees payable	10,637
Accrued expenses and other liabilities	1,248
TOTAL LIABILITIES	540,647
NET ASSETS	$57,775,705
NET ASSETS CONSIST OF:
Paid-in capital	$51,746,849
Total distributable earnings (loss)	6,028,856
NET ASSETS	$57,775,705
Class I
Net Assets	$1,208,766
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$12.09
Class K
Net Assets	$55,251,859
Shares Outstanding	4,570,237
Net asset value, offering and redemption price per share	$12.09
Class R3
Net Assets	$1,315,080
Shares Outstanding	108,799
Net asset value, offering and redemption price per share	$12.09
COST OF INVESTMENTS:
Investments in affiliated issuers	52,290,578
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$51,173,260	$66,016,039	$100,332,215	$97,062,681
Unaffiliated securities lending income	68,698	154,109	297,224	179,583
Affiliated securities lending income	93,909	151,210	102,804	118,927
TOTAL INVESTMENT INCOME (LOSS)	51,335,867	66,321,358	100,732,243	97,361,191
EXPENSES
Advisory fee	639,232	971,047	1,600,672	1,627,872
Administration fees	639,232	971,047	1,600,672	1,627,872
Sub-transfer agent fee
Class I	9,487	12,814	37,015	10,095
Class R3	31,019	33,131	85,018	52,598
Distribution fees
Class R3	32,773	33,131	85,018	52,598
Custodian fees	63,600	53,852	53,850	53,536
Trustees’ fees and expenses	25,454	29,892	35,093	35,095
Transfer agent fees	205,331	209,737	250,761	273,601
Registration and filing fees	99,583	57,972	75,673	75,037
Professional fees	31,343	38,281	43,237	43,364
Printing and postage fees	21,639	21,112	33,039	38,572
Insurance expense	2,228	4,856	7,555	7,517
Miscellaneous expenses	30,997	31,657	45,323	48,703
TOTAL EXPENSES	1,831,918	2,468,529	3,952,926	3,946,460
Expenses waived/reimbursed by the Adviser	(2,089,766)	(2,822,540)	(3,374,519)	(2,460,501)
NET EXPENSES	(257,848)	(354,011)	578,407	1,485,959
NET INVESTMENT INCOME (LOSS)	$51,593,715	$66,675,369	$100,153,836	$95,875,232
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	7,662,398	22,761,793	64,853,289	70,712,038
Capital gain distributions — affiliated issuers	2,002,270	3,828,371	10,348,606	14,327,539
Net realized gain (loss)	9,664,668	26,590,164	75,201,895	85,039,577
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	82,556,508	147,389,903	305,345,220	364,380,401
NET REALIZED AND UNREALIZED GAIN (LOSS)	92,221,176	173,980,067	380,547,115	449,419,978
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$143,814,891	$240,655,436	$480,700,951	$545,295,210
See accompanying notes to financial statements.
27

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund	State Street Target Retirement 2070 Fund

$85,742,716	$75,457,763	$63,420,443	$48,847,258	$35,184,441	$12,043,637	$1,188,651
46,918	616	396	219	—	—	—
61,146	1,238	1,987	3,122	—	—	46
85,850,780	75,459,617	63,422,826	48,850,599	35,184,441	12,043,637	1,188,697

1,527,628	1,409,881	1,211,067	926,568	647,351	211,771	16,020
1,527,628	1,409,881	1,211,067	926,568	647,351	211,771	16,020

9,916	5,035	5,728	2,546	1,336	246	—
77,512	56,483	66,750	54,846	22,538	6,604	35

77,512	56,483	66,750	54,846	22,538	6,604	2,865
53,183	53,112	52,968	52,819	52,995	53,348	50,500
34,182	33,126	31,345	28,818	26,303	22,686	17,254
280,851	299,793	301,908	306,187	352,604	109,843	80,412
70,373	65,103	68,347	67,677	68,037	59,871	42,730
42,593	41,648	40,044	37,797	35,587	36,232	37,970
40,276	45,067	47,494	48,644	47,044	30,965	29,457
6,982	6,417	5,438	4,074	2,734	834	—
52,385	54,725	57,544	58,168	52,392	28,294	4,512
3,801,021	3,536,754	3,166,450	2,569,558	1,978,810	779,069	297,775
(1,925,137)	(1,625,384)	(1,503,700)	(1,312,082)	(1,129,683)	(521,656)	(275,932)
1,875,884	1,911,370	1,662,750	1,257,476	849,127	257,413	21,843
$83,974,896	$73,548,247	$61,760,076	$47,593,123	$34,335,314	$11,786,224	$1,166,854

82,679,801	65,403,004	50,890,645	17,925,602	19,534,614	11,206,385	203,923
16,466,237	18,232,025	18,431,321	15,595,023	11,276,601	3,894,812	492,969
99,146,038	83,635,029	69,321,966	33,520,625	30,811,215	15,101,197	696,892

361,313,221	366,893,221	334,776,045	281,261,473	189,018,131	55,754,414	5,507,578
460,459,259	450,528,250	404,098,011	314,782,098	219,829,346	70,855,611	6,204,470
$544,434,155	$524,076,497	$465,858,087	$362,375,221	$254,164,660	$82,641,835	$7,371,324
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2025 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,593,715	$23,682,177	$66,675,369	$64,949,700
Net realized gain (loss)	9,664,668	5,120,214	26,590,164	61,760,850
Net change in unrealized appreciation/depreciation	82,556,508	18,591,145	147,389,903	43,446,343
Net increase (decrease) in net assets resulting from operations	143,814,891	47,393,536	240,655,436	170,156,893
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(159,429)	(182,455)	(195,080)	(640,650)
Class K	(68,767,522)	(34,595,560)	(109,543,499)	(123,737,366)
Class R3	(654,283)	(228,817)	(656,345)	(768,020)
Total distributions to shareholders	(69,581,234)	(35,006,832)	(110,394,924)	(125,146,036)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Other capital	2,149	—	—	—
Class I
Proceeds from sale of shares sold	2,074,203	455,468	2,354,686	3,427,843
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	3,586,561	—	—	—
Reinvestment of distributions	159,429	182,455	195,080	640,650
Cost of shares redeemed	(6,336,974)	(607,099)	(10,342,981)	(3,875,112)
Net increase (decrease) from capital share transactions	(516,781)	30,824	(7,793,215)	193,381
Class K
Proceeds from sale of shares sold	280,438,867	142,874,081	335,150,283	412,382,799
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	797,561,133	—	—	—
Reinvestment of distributions	68,657,345	34,483,467	109,193,045	123,398,432
Cost of shares redeemed	(373,155,775)	(241,130,459)	(622,250,459)	(542,608,256)
Net increase (decrease) from capital share transactions	773,501,570	(63,772,911)	(177,907,131)	(6,827,025)
Class R3
Proceeds from sale of shares sold	12,042,242	1,678,129	2,894,341	4,272,867
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	507,102	—	—	—
Reinvestment of distributions	654,283	228,817	656,345	768,020
Cost of shares redeemed	(2,916,572)	(791,990)	(5,143,020)	(5,452,778)
Net increase (decrease) from capital share transactions	10,287,055	1,114,956	(1,592,334)	(411,891)
Net increase (decrease) in net assets from beneficial interest transactions	783,271,844	(62,627,131)	(187,292,680)	(7,045,535)
Net increase (decrease) in net assets during the period	857,507,650	(50,240,427)	(57,032,168)	37,965,322
Net assets at beginning of period	628,258,668	678,499,095	1,971,152,567	1,933,187,245
NET ASSETS AT END OF PERIOD	$1,485,766,318	$628,258,668	$1,914,120,399	$1,971,152,567
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	183,583	41,704	187,175	285,405
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	330,865	—	—	—
Reinvestment of distributions	14,071	17,052	15,409	53,881
Shares redeemed	(538,798)	(55,501)	(802,493)	(324,413)
Net increase (decrease) from share transactions	(10,279)	3,255	(599,909)	14,873
Class K
Shares sold	24,924,699	13,066,399	26,562,995	33,669,126
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	73,103,881	—	—	—
Reinvestment of distributions	6,012,027	3,201,808	8,530,707	10,283,203
Shares redeemed	(32,975,206)	(21,872,089)	(49,205,563)	(44,000,412)
Net increase (decrease) from share transactions	71,065,401	(5,603,882)	(14,111,861)	(48,083)
Class R3
Shares sold	1,101,464	154,337	232,833	350,789
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	46,481	—	—	—
Reinvestment of distributions	57,243	21,226	51,197	63,948
Shares redeemed	(254,558)	(72,244)	(403,320)	(444,688)
Net increase (decrease) from share transactions	950,630	103,319	(119,290)	(29,951)
See accompanying notes to financial statements.
29

State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

$100,153,836	$89,352,984	$95,875,232	$82,406,644	$83,974,896	$70,981,952
75,201,895	110,761,592	85,039,577	106,320,792	99,146,038	108,032,941
305,345,220	78,482,741	364,380,401	97,802,068	361,313,221	101,743,236
480,700,951	278,597,317	545,295,210	286,529,504	544,434,155	280,758,129

(895,160)	(1,351,412)	(282,405)	(343,917)	(269,611)	(295,827)
(213,998,723)	(176,728,323)	(226,433,836)	(156,957,195)	(220,011,525)	(133,844,859)
(2,139,016)	(1,827,718)	(1,341,166)	(923,196)	(2,017,187)	(1,248,425)
(217,032,899)	(179,907,453)	(228,057,407)	(158,224,308)	(222,298,323)	(135,389,111)

—	—	—	—	—	—

6,548,459	2,061,304	2,404,338	1,198,893	718,547	976,066
—	—	—	—	—	—
895,160	1,351,412	282,405	343,917	269,611	295,827
(20,123,236)	(1,159,258)	(5,747,002)	(2,122,078)	(4,231,492)	(749,041)
(12,679,617)	2,253,458	(3,060,259)	(579,268)	(3,243,334)	522,852

623,416,745	642,831,714	657,650,377	683,111,175	603,055,884	606,375,105
—	—	—	—	—	—
213,287,427	176,185,354	225,395,756	156,129,992	219,199,847	133,212,906
(790,119,939)	(588,213,998)	(695,330,824)	(553,972,014)	(649,672,520)	(467,531,595)
46,584,233	230,803,070	187,715,309	285,269,153	172,583,211	272,056,416

6,656,638	6,691,941	4,307,500	5,131,252	7,496,227	5,680,926
—	—	—	—	—	—
2,139,016	1,827,718	1,341,166	923,196	2,017,187	1,248,425
(10,615,208)	(7,389,315)	(5,773,884)	(2,609,305)	(9,832,070)	(5,454,345)
(1,819,554)	1,130,344	(125,218)	3,445,143	(318,656)	1,475,006
32,085,062	234,186,872	184,529,832	288,135,028	169,021,221	274,054,274
295,753,114	332,876,736	501,767,635	416,440,224	491,157,053	419,423,292
3,036,983,032	2,704,106,296	3,005,033,751	2,588,593,527	2,803,243,163	2,383,819,871
$3,332,736,146	$3,036,983,032	$3,506,801,386	$3,005,033,751	$3,294,400,216	$2,803,243,163

474,148	156,213	158,740	86,058	47,754	68,335
—	—	—	—	—	—
63,849	104,518	18,604	24,958	17,107	20,818
(1,365,684)	(89,254)	(365,755)	(157,501)	(256,204)	(54,053)
(827,687)	171,477	(188,411)	(46,485)	(191,343)	35,100

45,204,657	48,836,451	44,294,251	48,873,759	39,285,608	42,180,443
—	—	—	—	—	—
15,094,652	13,531,901	14,664,656	11,208,183	13,699,992	9,250,896
(56,950,953)	(44,299,121)	(46,629,696)	(39,280,253)	(41,842,301)	(32,315,942)
3,348,356	18,069,231	12,329,211	20,801,689	11,143,299	19,115,397

481,887	509,010	289,283	370,668	490,473	400,112
—	—	—	—	—	—
151,167	140,270	87,145	66,226	125,917	86,576
(773,533)	(567,577)	(379,213)	(186,239)	(625,717)	(385,692)
(140,479)	81,703	(2,785)	250,655	(9,327)	100,996
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73,548,247	$62,047,146	$61,760,076	$51,362,737
Net realized gain (loss)	83,635,029	99,859,988	69,321,966	76,066,054
Net change in unrealized appreciation/depreciation	366,893,221	106,287,390	334,776,045	107,657,341
Net increase (decrease) in net assets resulting from operations	524,076,497	268,194,524	465,858,087	235,086,132
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(135,125)	(150,890)	(152,262)	(152,711)
Class K	(192,637,874)	(121,989,017)	(151,860,554)	(97,482,983)
Class R3	(1,440,727)	(822,288)	(1,476,312)	(1,004,095)
Total distributions to shareholders	(194,213,726)	(122,962,195)	(153,489,128)	(98,639,789)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	498,513	608,700	484,356	609,827
Reinvestment of distributions	135,125	150,890	152,262	152,711
Cost of shares redeemed	(2,364,103)	(1,002,050)	(2,090,180)	(856,680)
Net increase (decrease) from capital share transactions	(1,730,465)	(242,460)	(1,453,562)	(94,142)
Class K
Proceeds from sale of shares sold	580,830,956	629,665,812	546,280,785	578,621,564
Reinvestment of distributions	192,052,396	121,422,010	151,259,656	97,007,141
Cost of shares redeemed	(593,429,078)	(461,780,108)	(523,030,850)	(397,533,956)
Net increase (decrease) from capital share transactions	179,454,274	289,307,714	174,509,591	278,094,749
Class R3
Proceeds from sale of shares sold	6,243,381	6,046,592	6,351,193	6,749,720
Reinvestment of distributions	1,440,727	822,288	1,476,312	1,004,095
Cost of shares redeemed	(5,520,836)	(4,033,797)	(8,598,227)	(5,858,675)
Net increase (decrease) from capital share transactions	2,163,272	2,835,083	(770,722)	1,895,140
Net increase (decrease) in net assets from beneficial interest transactions	179,887,081	291,900,337	172,285,307	279,895,747
Net increase (decrease) in net assets during the period	509,749,852	437,132,666	484,654,266	416,342,090
Net assets at beginning of period	2,564,285,059	2,127,152,393	2,181,707,150	1,765,365,060
NET ASSETS AT END OF PERIOD	$3,074,034,911	$2,564,285,059	$2,666,361,416	$2,181,707,150
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	30,822	41,064	30,469	40,730
Reinvestment of distributions	8,096	10,147	8,946	10,194
Shares redeemed	(136,842)	(68,781)	(119,559)	(58,737)
Net increase (decrease) from share transactions	(97,924)	(17,570)	(80,144)	(7,813)
Class K
Shares sold	36,254,190	42,355,682	33,588,363	38,643,071
Reinvestment of distributions	11,424,890	8,116,445	8,773,762	6,403,112
Shares redeemed	(36,675,241)	(30,736,446)	(31,848,254)	(26,309,711)
Net increase (decrease) from share transactions	11,003,839	19,735,681	10,513,871	18,736,472
Class R3
Shares sold	396,536	413,782	393,402	458,596
Reinvestment of distributions	85,604	54,929	85,583	66,190
Shares redeemed	(333,049)	(272,653)	(518,695)	(384,748)
Net increase (decrease) from share transactions	149,091	196,058	(39,710)	140,038
See accompanying notes to financial statements.
31

State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund		State Street Target Retirement 2065 Fund
Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24

$47,593,123	$38,019,679	$34,335,314	$25,503,772	$11,786,224	$7,950,801
33,520,625	58,325,696	30,811,215	27,431,630	15,101,197	4,686,011
281,261,473	77,628,997	189,018,131	58,160,809	55,754,414	18,538,550
362,375,221	173,974,372	254,164,660	111,096,211	82,641,835	31,175,362

(64,307)	(54,563)	(46,572)	(36,740)	(2,164)	(1,474)
(97,151,511)	(70,681,594)	(65,650,219)	(44,098,387)	(24,356,176)	(9,459,167)
(1,058,018)	(719,168)	(394,593)	(286,122)	(159,580)	(32,627)
(98,273,836)	(71,455,325)	(66,091,384)	(44,421,249)	(24,517,920)	(9,493,268)

1,149,209	553,393	167,298	283,558	132,335	105,859
64,307	54,563	46,572	36,740	2,164	1,474
(1,316,073)	(1,356,445)	(209,379)	(286,369)	(176,233)	(354,793)
(102,557)	(748,489)	4,491	33,929	(41,734)	(247,460)

503,890,494	512,722,967	500,140,490	443,257,175	185,277,379	157,814,282
96,782,407	70,285,029	65,442,238	43,715,962	24,327,857	9,430,600
(424,131,754)	(321,685,575)	(343,075,248)	(246,110,778)	(97,853,701)	(48,697,617)
176,541,147	261,322,421	222,507,480	240,862,359	111,751,535	118,547,265

6,366,705	7,313,253	3,012,166	2,940,882	2,327,000	1,023,971
1,058,018	719,168	394,593	286,122	159,580	32,627
(4,489,799)	(2,906,793)	(3,311,368)	(1,374,444)	(565,735)	(235,522)
2,934,924	5,125,628	95,391	1,852,560	1,920,845	821,076
179,373,514	265,699,560	222,607,362	242,748,848	113,630,646	119,120,881
443,474,899	368,218,607	410,680,638	309,423,810	171,754,561	140,802,975
1,625,795,092	1,257,576,485	1,095,081,891	785,658,081	345,558,598	204,755,623
$2,069,269,991	$1,625,795,092	$1,505,762,529	$1,095,081,891	$517,313,159	$345,558,598

66,716	36,846	9,991	17,560	8,369	6,676
3,611	3,527	2,553	2,330	122	95
(75,622)	(85,768)	(12,274)	(19,287)	(9,592)	(24,510)
(5,295)	(45,395)	270	603	(1,101)	(17,739)

30,077,466	33,394,283	29,252,118	28,390,368	11,113,416	10,450,477
5,391,777	4,514,132	3,572,175	2,761,589	1,367,502	610,790
(25,006,901)	(20,689,978)	(19,926,076)	(15,641,860)	(5,918,097)	(3,186,981)
10,462,342	17,218,437	12,898,217	15,510,097	6,562,821	7,874,286

386,138	478,485	175,912	191,043	139,930	67,479
58,877	46,130	21,527	18,063	8,945	2,108
(261,940)	(187,772)	(190,165)	(89,187)	(33,111)	(15,702)
183,075	336,843	7,274	119,919	115,764	53,885
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2070 Fund
	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,166,854	$(11)
Net realized gain (loss)	696,892	—
Net change in unrealized appreciation/depreciation	5,507,578	(28)
Net increase (decrease) in net assets resulting from operations	7,371,324	(39)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(28,990)	—
Class K	(1,285,359)	—
Class R3	(28,091)	—
Total distributions to shareholders	(1,342,440)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	—	1,000,000
Net increase (decrease) from capital share transactions	—	1,000,000
Class K
Proceeds from sale of shares sold	49,574,728	1,000,000
Reinvestment of distributions	1,256,369	—
Cost of shares redeemed	(2,186,204)	—
Net increase (decrease) from capital share transactions	48,644,893	1,000,000
Class R3
Proceeds from sale of shares sold	114,155	1,000,000
Reinvestment of distributions	2,211	—
Cost of shares redeemed	(14,399)	—
Net increase (decrease) from capital share transactions	101,967	1,000,000
Net increase (decrease) in net assets from beneficial interest transactions	48,746,860	3,000,000
Net increase (decrease) in net assets during the period	54,775,744	2,999,961
Net assets at beginning of period	2,999,961	—
NET ASSETS AT END OF PERIOD	$57,775,705	$2,999,961
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	—	100,000
Net increase (decrease) from share transactions	—	100,000
Class K
Shares sold	4,553,889	100,000
Reinvestment of distributions	103,320	—
Shares redeemed	(186,972)	—
Net increase (decrease) from share transactions	4,470,237	100,000
Class R3
Shares sold	9,831	100,000
Reinvestment of distributions	182	—
Shares redeemed	(1,214)	—
Net increase (decrease) from share transactions	8,799	100,000

*	Commencement of operations.
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$10.68	$10.55	$10.03	$12.01	$11.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.38	0.38	0.31	0.17
Net realized and unrealized gain (loss)	0.78	0.37	0.69	(1.77)	0.65
Total from investment operations	1.17	0.75	1.07	(1.46)	0.82
Distributions to shareholders from:
Net investment income	(0.40)	(0.41)	(0.35)	(0.31)	(0.28)
Net realized gains	(0.15)	(0.21)	(0.20)	(0.21)	(0.52)
Total distributions	(0.55)	(0.62)	(0.55)	(0.52)	(0.80)
Net asset value, end of period	$11.30	$10.68	$10.55	$10.03	$12.01
Total return (b)	10.94%	7.07%	10.71%	(12.19)%	6.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,428	$3,351	$3,275	$724	$906
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.30%	0.27%	0.28%	0.42%
Net expenses (c)	0.11%	0.12%	0.10%	0.10%	0.24%
Net investment income (loss)	3.44%	3.48%	3.66%	2.79%	1.36%
Portfolio turnover rate	19%	17%	13%	17%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$10.75	$10.61	$10.09	$12.08	$11.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.39	0.36	0.32	0.30
Net realized and unrealized gain (loss)	0.73	0.39	0.73	(1.78)	0.64
Total from investment operations	1.19	0.78	1.09	(1.46)	0.94
Distributions to shareholders from:
Net investment income	(0.40)	(0.43)	(0.37)	(0.32)	(0.31)
Net realized gains	(0.15)	(0.21)	(0.20)	(0.21)	(0.52)
Total distributions	(0.55)	(0.64)	(0.57)	(0.53)	(0.83)
Net asset value, end of period	$11.39	$10.75	$10.61	$10.09	$12.08
Total return (b)	11.13%	7.26%	10.77%	(12.11)%	7.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,466,842	$620,511	$671,982	$596,200	$635,314
Ratios to Average Net Assets:
Total expenses (c)	0.14%	0.16%	0.16%	0.16%	0.15%
Net expenses (c)	(0.03)%(d)	(0.02)%(d)	(0.01)%(d)	(0.02)%(d)	(0.03)%(d)
Net investment income (loss)	4.04%	3.54%	3.39%	2.93%	2.40%
Portfolio turnover rate	19%	17%	13%	17%	33%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.76	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.37	0.31	0.25
Net realized and unrealized gain (loss)	0.73	0.37	0.72	(1.27)
Total from investment operations	1.14	0.74	1.03	(1.02)
Distributions to shareholders from:
Net investment income	(0.35)	(0.39)	(0.31)	(0.26)
Net realized gains	(0.15)	(0.21)	(0.20)	(0.21)
Total distributions	(0.50)	(0.60)	(0.51)	(0.47)
Net asset value, end of period	$11.40	$10.76	$10.62	$10.10
Total return (b)	10.58%	6.88%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,496	$4,397	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.49%	0.66%	0.66%(d)
Net expenses (c)	0.46%	0.32%	0.49%	0.48%(d)
Net investment income (loss)	3.62%	3.37%	2.97%	2.76%(d)
Portfolio turnover rate	19%	17%	13%	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$11.85	$11.62	$10.70	$13.50	$13.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.38	0.37	0.30	0.15
Net realized and unrealized gain (loss)	1.20	0.64	1.08	(2.40)	1.16
Total from investment operations	1.54	1.02	1.45	(2.10)	1.31
Distributions to shareholders from:
Net investment income	(0.44)	(0.40)	(0.35)	(0.30)	(0.29)
Net realized gains	(0.33)	(0.39)	(0.18)	(0.40)	(0.58)
Total distributions	(0.77)	(0.79)	(0.53)	(0.70)	(0.87)
Net asset value, end of period	$12.62	$11.85	$11.62	$10.70	$13.50
Total return (b)	12.94%	8.76%	13.58%	(15.47)%	10.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,410	$10,309	$9,938	$3,610	$5,301
Ratios to Average Net Assets:
Total expenses (c)	0.27%	0.27%	0.26%	0.26%	0.38%
Net expenses (c)	0.12%	0.14%	0.12%	0.13%	0.25%
Net investment income (loss)	2.74%	3.13%	3.26%	2.46%	1.11%
Portfolio turnover rate	18%	18%	14%	16%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$11.96	$11.72	$10.79	$13.60	$13.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.40	0.35	0.33	0.36
Net realized and unrealized gain (loss)	1.14	0.65	1.12	(2.42)	1.06
Total from investment operations	1.58	1.05	1.47	(2.09)	1.42
Distributions to shareholders from:
Net investment income	(0.45)	(0.42)	(0.36)	(0.32)	(0.33)
Net realized gains	(0.33)	(0.39)	(0.18)	(0.40)	(0.58)
Total distributions	(0.78)	(0.81)	(0.54)	(0.72)	(0.91)
Net asset value, end of period	$12.76	$11.96	$11.72	$10.79	$13.60
Total return (b)	13.17%	8.92%	13.68%	(15.33)%	10.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,898,207	$1,947,698	$1,910,011	$1,615,466	$1,738,831
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.13%	0.13%	0.13%
Net expenses (c)	(0.02)%(d)	(0.01)%(d)	(0.01)%(d)	0.00%(e)	0.00%(e)
Net investment income (loss)	3.44%	3.26%	3.09%	2.73%	2.57%
Portfolio turnover rate	18%	18%	14%	16%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.97	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.33	0.30	0.26
Net realized and unrealized gain (loss)	1.14	0.65	1.12	(1.69)
Total from investment operations	1.51	0.98	1.42	(1.43)
Distributions to shareholders from:
Net investment income	(0.38)	(0.36)	(0.30)	(0.26)
Net realized gains	(0.33)	(0.39)	(0.18)	(0.40)
Total distributions	(0.71)	(0.75)	(0.48)	(0.66)
Net asset value, end of period	$12.77	$11.97	$11.74	$10.80
Total return (b)	12.68%	8.27%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,503	$13,145	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.48%	0.49%	0.49%	0.50%(d)
Net investment income (loss)	2.89%	2.72%	2.62%	2.64%(d)
Portfolio turnover rate	18%	18%	14%	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$12.86	$12.43	$11.19	$14.29	$13.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33	0.39	0.35	0.26	0.11
Net realized and unrealized gain (loss)	1.73	0.83	1.40	(2.71)	1.36
Total from investment operations	2.06	1.22	1.75	(2.45)	1.47
Distributions to shareholders from:
Net investment income	(0.44)	(0.38)	(0.34)	(0.26)	(0.27)
Net realized gains	(0.53)	(0.41)	(0.17)	(0.39)	(0.61)
Total distributions	(0.97)	(0.79)	(0.51)	(0.65)	(0.88)
Net asset value, end of period	$13.95	$12.86	$12.43	$11.19	$14.29
Total return (b)	15.93%	9.80%	15.63%	(17.13)%	10.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,840	$23,408	$20,488	$6,903	$8,838
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.27%	0.25%	0.25%	0.37%
Net expenses (c)	0.15%	0.17%	0.15%	0.15%	0.27%
Net investment income (loss)	2.41%	2.92%	2.93%	2.04%	0.74%
Portfolio turnover rate	22%	15%	12%	14%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$12.95	$12.51	$11.26	$14.36	$13.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.40	0.35	0.29	0.35
Net realized and unrealized gain (loss)	1.66	0.85	1.42	(2.73)	1.21
Total from investment operations	2.10	1.25	1.77	(2.44)	1.56
Distributions to shareholders from:
Net investment income	(0.45)	(0.40)	(0.35)	(0.27)	(0.31)
Net realized gains	(0.53)	(0.41)	(0.17)	(0.39)	(0.61)
Total distributions	(0.98)	(0.81)	(0.52)	(0.66)	(0.92)
Net asset value, end of period	$14.07	$12.95	$12.51	$11.26	$14.36
Total return (b)	16.15%	9.97%	15.74%	(16.95)%	11.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,283,923	$2,979,566	$2,651,799	$1,991,503	$2,055,047
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.12%	0.13%	0.12%
Net expenses (c)	0.01%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	3.14%	3.04%	2.90%	2.30%	2.37%
Portfolio turnover rate	22%	15%	12%	14%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.97	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.33	0.28	0.21
Net realized and unrealized gain (loss)	1.66	0.86	1.43	(1.85)
Total from investment operations	2.02	1.19	1.71	(1.64)
Distributions to shareholders from:
Net investment income	(0.37)	(0.33)	(0.29)	(0.21)
Net realized gains	(0.53)	(0.41)	(0.17)	(0.39)
Total distributions	(0.90)	(0.74)	(0.46)	(0.60)
Net asset value, end of period	$14.09	$12.97	$12.52	$11.27
Total return (b)	15.55%	9.50%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,973	$34,010	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.62%	0.63%(d)
Net expenses (c)	0.51%	0.52%	0.52%	0.52%(d)
Net investment income (loss)	2.61%	2.52%	2.32%	2.04%(d)
Portfolio turnover rate	22%	15%	12%	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$13.69	$13.06	$11.64	$14.96	$14.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.38	0.30	0.21	0.06
Net realized and unrealized gain (loss)	2.14	1.00	1.65	(2.92)	1.55
Total from investment operations	2.46	1.38	1.95	(2.71)	1.61
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.33)	(0.22)	(0.26)
Net realized gains	(0.62)	(0.37)	(0.20)	(0.39)	(0.55)
Total distributions	(1.05)	(0.75)	(0.53)	(0.61)	(0.81)
Net asset value, end of period	$15.10	$13.69	$13.06	$11.64	$14.96
Total return (b)	17.90%	10.49%	16.70%	(18.02)%	11.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,314	$6,491	$6,801	$3,527	$4,878
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.28%	0.27%	0.28%	0.38%
Net expenses (c)	0.18%	0.20%	0.18%	0.19%	0.29%
Net investment income (loss)	2.16%	2.69%	2.43%	1.60%	0.41%
Portfolio turnover rate	19%	14%	11%	12%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$13.84	$13.20	$11.75	$15.09	$14.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.40	0.34	0.26	0.34
Net realized and unrealized gain (loss)	2.07	1.01	1.65	(2.97)	1.39
Total from investment operations	2.51	1.41	1.99	(2.71)	1.73
Distributions to shareholders from:
Net investment income	(0.45)	(0.40)	(0.34)	(0.24)	(0.30)
Net realized gains	(0.61)	(0.37)	(0.20)	(0.39)	(0.55)
Total distributions	(1.06)	(0.77)	(0.54)	(0.63)	(0.85)
Net asset value, end of period	$15.29	$13.84	$13.20	$11.75	$15.09
Total return (b)	18.09%	10.62%	16.94%	(17.89)%	12.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,481,085	$2,979,142	$2,566,604	$1,883,267	$1,863,635
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.13%	0.13%	0.13%
Net expenses (c)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	2.95%	2.87%	2.71%	2.00%	2.26%
Portfolio turnover rate	19%	14%	11%	12%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.85	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.34	0.27	0.18
Net realized and unrealized gain (loss)	2.08	1.00	1.65	(1.98)
Total from investment operations	2.44	1.34	1.92	(1.80)
Distributions to shareholders from:
Net investment income	(0.36)	(0.33)	(0.27)	(0.18)
Net realized gains	(0.62)	(0.37)	(0.20)	(0.39)
Total distributions	(0.98)	(0.70)	(0.47)	(0.57)
Net asset value, end of period	$15.31	$13.85	$13.21	$11.76
Total return (b)	17.56%	10.05%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,402	$19,401	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.54%	0.54%	0.54%	0.54%(d)
Net investment income (loss)	2.41%	2.42%	2.13%	1.70%(d)
Portfolio turnover rate	19%	14%	11%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.11	$13.31	$11.74	$15.19	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.36	0.29	0.21	0.02
Net realized and unrealized gain (loss)	2.41	1.14	1.79	(3.03)	1.67
Total from investment operations	2.69	1.50	2.08	(2.82)	1.69
Distributions to shareholders from:
Net investment income	(0.42)	(0.36)	(0.31)	(0.20)	(0.26)
Net realized gains	(0.71)	(0.34)	(0.20)	(0.43)	(0.59)
Total distributions	(1.13)	(0.70)	(0.51)	(0.63)	(0.85)
Net asset value, end of period	$15.67	$14.11	$13.31	$11.74	$15.19
Total return (b)	19.02%	11.24%	17.65%	(18.51)%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,002	$6,302	$5,479	$2,780	$2,991
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.27%	0.27%	0.28%	0.39%
Net expenses (c)	0.20%	0.21%	0.19%	0.20%	0.32%
Net investment income (loss)	1.80%	2.55%	2.31%	1.62%	0.12%
Portfolio turnover rate	19%	12%	12%	12%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.30	$13.48	$11.88	$15.36	$14.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.39	0.32	0.24	0.35
Net realized and unrealized gain (loss)	2.32	1.15	1.80	(3.07)	1.54
Total from investment operations	2.75	1.54	2.12	(2.83)	1.89
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.32)	(0.22)	(0.30)
Net realized gains	(0.71)	(0.34)	(0.20)	(0.43)	(0.59)
Total distributions	(1.14)	(0.72)	(0.52)	(0.65)	(0.89)
Net asset value, end of period	$15.91	$14.30	$13.48	$11.88	$15.36
Total return (b)	19.22%	11.40%	17.82%	(18.40)%	13.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,258,126	$2,767,819	$2,352,248	$1,664,976	$1,677,750
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.12%	0.13%	0.14%	0.13%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.76%	2.68%	2.52%	1.79%	2.23%
Portfolio turnover rate	19%	12%	12%	12%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.31	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.31	0.24	0.16
Net realized and unrealized gain (loss)	2.34	1.15	1.81	(2.03)
Total from investment operations	2.68	1.46	2.05	(1.87)
Distributions to shareholders from:
Net investment income	(0.35)	(0.30)	(0.25)	(0.16)
Net realized gains	(0.71)	(0.34)	(0.20)	(0.43)
Total distributions	(1.06)	(0.64)	(0.45)	(0.59)
Net asset value, end of period	$15.93	$14.31	$13.49	$11.89
Total return (b)	18.68%	10.83%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,272	$29,123	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.18%	2.13%	1.89%	1.44%(d)
Portfolio turnover rate	19%	12%	12%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.75	$13.83	$12.09	$15.72	$14.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.34	0.32	0.20	0.03
Net realized and unrealized gain (loss)	2.69	1.30	1.91	(3.19)	1.88
Total from investment operations	2.95	1.64	2.23	(2.99)	1.91
Distributions to shareholders from:
Net investment income	(0.41)	(0.35)	(0.31)	(0.20)	(0.28)
Net realized gains	(0.70)	(0.37)	(0.18)	(0.44)	(0.49)
Total distributions	(1.11)	(0.72)	(0.49)	(0.64)	(0.77)
Net asset value, end of period	$16.59	$14.75	$13.83	$12.09	$15.72
Total return (b)	19.93%	11.84%	18.45%	(18.93)%	13.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,047	$3,263	$3,304	$1,645	$2,357
Ratios to Average Net Assets:
Total expenses (c)	0.26%	0.28%	0.27%	0.28%	0.39%
Net expenses (c)	0.21%	0.21%	0.19%	0.18%	0.30%
Net investment income (loss)	1.62%	2.29%	2.42%	1.46%	0.17%
Portfolio turnover rate	18%	13%	10%	10%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.84	$13.91	$12.16	$15.79	$14.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.39	0.33	0.24	0.37
Net realized and unrealized gain (loss)	2.59	1.29	1.93	(3.21)	1.65
Total from investment operations	3.01	1.68	2.26	(2.97)	2.02
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.33)	(0.22)	(0.32)
Net realized gains	(0.70)	(0.37)	(0.18)	(0.44)	(0.49)
Total distributions	(1.13)	(0.75)	(0.51)	(0.66)	(0.81)
Net asset value, end of period	$16.72	$14.84	$13.91	$12.16	$15.79
Total return (b)	20.19%	12.00%	18.56%	(18.75)%	13.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,047,859	$2,541,824	$2,108,582	$1,459,184	$1,409,868
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.13%	0.14%	0.14%
Net expenses (c)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income (loss)	2.61%	2.57%	2.47%	1.80%	2.32%
Portfolio turnover rate	18%	13%	10%	10%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.85	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.31	0.26	0.17
Net realized and unrealized gain (loss)	2.59	1.29	1.92	(2.13)
Total from investment operations	2.93	1.60	2.18	(1.96)
Distributions to shareholders from:
Net investment income	(0.34)	(0.30)	(0.25)	(0.15)
Net realized gains	(0.70)	(0.37)	(0.18)	(0.44)
Total distributions	(1.04)	(0.67)	(0.43)	(0.59)
Net asset value, end of period	$16.74	$14.85	$13.92	$12.17
Total return (b)	19.64%	11.43%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,129	$19,198	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (c)	0.62%	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%	0.56%	0.56%	0.55%(d)
Net investment income (loss)	2.11%	2.06%	1.99%	1.57%(d)
Portfolio turnover rate	18%	13%	10%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.85	$13.82	$11.96	$15.62	$14.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.34	0.28	0.23	0.00(b)
Net realized and unrealized gain (loss)	2.81	1.38	2.01	(3.23)	1.90
Total from investment operations	3.08	1.72	2.29	(3.00)	1.90
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.30)	(0.20)	(0.28)
Net realized gains	(0.62)	(0.34)	(0.13)	(0.46)	(0.48)
Total distributions	(1.02)	(0.69)	(0.43)	(0.66)	(0.76)
Net asset value, end of period	$16.91	$14.85	$13.82	$11.96	$15.62
Total return (c)	20.72%	12.38%	19.16%	(19.19)%	13.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,595	$3,469	$3,336	$1,923	$1,596
Ratios to Average Net Assets:
Total expenses (d)	0.28%	0.29%	0.29%	0.31%	0.41%
Net expenses (d)	0.21%	0.22%	0.20%	0.21%	0.31%
Net investment income (loss)	1.64%	2.28%	2.18%	1.73%	0.02%
Portfolio turnover rate	17%	13%	9%	10%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.02	$13.97	$12.08	$15.77	$14.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.38	0.33	0.25	0.38
Net realized and unrealized gain (loss)	2.73	1.38	2.01	(3.27)	1.70
Total from investment operations	3.15	1.76	2.34	(3.02)	2.08
Distributions to shareholders from:
Net investment income	(0.42)	(0.37)	(0.32)	(0.21)	(0.32)
Net realized gains	(0.62)	(0.34)	(0.13)	(0.46)	(0.48)
Total distributions	(1.04)	(0.71)	(0.45)	(0.67)	(0.80)
Net asset value, end of period	$17.13	$15.02	$13.97	$12.08	$15.77
Total return (b)	20.93%	12.56%	19.36%	(19.10)%	14.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,635,936	$2,153,242	$1,740,744	$1,121,272	$1,021,959
Ratios to Average Net Assets:
Total expenses (c)	0.12%	0.13%	0.14%	0.16%	0.15%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.56%	2.54%	2.51%	1.84%	2.42%
Portfolio turnover rate	17%	13%	9%	10%	17%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$15.03	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.29	0.26	0.17
Net realized and unrealized gain (loss)	2.75	1.39	2.02	(2.35)
Total from investment operations	3.07	1.68	2.28	(2.18)
Distributions to shareholders from:
Net investment income	(0.33)	(0.29)	(0.25)	(0.15)
Net realized gains	(0.62)	(0.34)	(0.13)	(0.46)
Total distributions	(0.95)	(0.63)	(0.38)	(0.61)
Net asset value, end of period	$17.15	$15.03	$13.98	$12.08
Total return (b)	20.38%	11.98%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,830	$24,996	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.63%	0.64%	0.66%(d)
Net expenses (c)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	1.95%	1.91%	2.01%	1.47%(d)
Portfolio turnover rate	17%	13%	9%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.33	$14.24	$12.29	$15.98	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.23	0.32	0.23	0.01
Net realized and unrealized gain (loss)	2.87	1.54	2.06	(3.31)	1.95
Total from investment operations	3.23	1.77	2.38	(3.08)	1.96
Distributions to shareholders from:
Net investment income	(0.40)	(0.35)	(0.31)	(0.20)	(0.28)
Net realized gains	(0.46)	(0.33)	(0.12)	(0.41)	(0.42)
Total distributions	(0.86)	(0.68)	(0.43)	(0.61)	(0.70)
Net asset value, end of period	$17.70	$15.33	$14.24	$12.29	$15.98
Total return (b)	21.03%	12.40%	19.33%	(19.23)%	13.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,388	$1,284	$1,838	$996	$715
Ratios to Average Net Assets:
Total expenses (c)	0.32%	0.33%	0.31%	0.34%	0.44%
Net expenses (c)	0.25%	0.25%	0.21%	0.21%	0.31%
Net investment income (loss)	2.17%	1.51%	2.42%	1.72%	0.05%
Portfolio turnover rate	17%	13%	9%	9%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.43	$14.32	$12.36	$16.06	$14.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.40	0.34	0.26	0.40
Net realized and unrealized gain (loss)	2.86	1.42	2.07	(3.33)	1.71
Total from investment operations	3.29	1.82	2.41	(3.07)	2.11
Distributions to shareholders from:
Net investment income	(0.42)	(0.38)	(0.33)	(0.22)	(0.33)
Net realized gains	(0.46)	(0.33)	(0.12)	(0.41)	(0.42)
Total distributions	(0.88)	(0.71)	(0.45)	(0.63)	(0.75)
Net asset value, end of period	$17.84	$15.43	$14.32	$12.36	$16.06
Total return (b)	21.30%	12.66%	19.45%	(19.09)%	14.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,043,214	$1,606,001	$1,243,394	$770,434	$641,834
Ratios to Average Net Assets:
Total expenses (c)	0.13%	0.14%	0.15%	0.18%	0.18%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.57%	2.56%	2.53%	1.90%	2.52%
Portfolio turnover rate	17%	13%	9%	9%	15%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.45	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.34	0.26	0.17
Net realized and unrealized gain (loss)	2.84	1.41	2.07	(2.18)
Total from investment operations	3.20	1.75	2.33	(2.01)
Distributions to shareholders from:
Net investment income	(0.33)	(0.30)	(0.25)	(0.15)
Net realized gains	(0.46)	(0.33)	(0.12)	(0.41)
Total distributions	(0.79)	(0.63)	(0.37)	(0.56)
Net asset value, end of period	$17.86	$15.45	$14.33	$12.37
Total return (b)	20.66%	12.15%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,667	$18,510	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.63%	0.64%	0.65%	0.68%(d)
Net expenses (c)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.11%	2.17%	1.91%	1.54%(d)
Portfolio turnover rate	17%	13%	9%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.63	$14.45	$12.45	$16.06	$14.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.41	0.33	0.22	0.05
Net realized and unrealized gain (loss)	2.91	1.41	2.06	(3.30)	1.97
Total from investment operations	3.31	1.82	2.39	(3.08)	2.02
Distributions to shareholders from:
Net investment income	(0.41)	(0.36)	(0.31)	(0.20)	(0.29)
Net realized gains	(0.40)	(0.28)	(0.08)	(0.33)	(0.36)
Total distributions	(0.81)	(0.64)	(0.39)	(0.53)	(0.65)
Net asset value, end of period	$18.13	$15.63	$14.45	$12.45	$16.06
Total return (b)	21.17%	12.57%	19.22%	(19.16)%	13.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,085	$932	$853	$588	$633
Ratios to Average Net Assets:
Total expenses (c)	0.28%	0.31%	0.33%	0.38%	0.50%
Net expenses (c)	0.20%	0.20%	0.19%	0.18%	0.28%
Net investment income (loss)	2.36%	2.61%	2.41%	1.60%	0.33%
Portfolio turnover rate	16%	14%	8%	9%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.69	$14.51	$12.49	$16.11	$14.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.42	0.36	0.28	0.43
Net realized and unrealized gain (loss)	2.89	1.42	2.07	(3.36)	1.68
Total from investment operations	3.35	1.84	2.43	(3.08)	2.11
Distributions to shareholders from:
Net investment income	(0.43)	(0.38)	(0.33)	(0.21)	(0.33)
Net realized gains	(0.40)	(0.28)	(0.08)	(0.33)	(0.36)
Total distributions	(0.83)	(0.66)	(0.41)	(0.54)	(0.69)
Net asset value, end of period	$18.21	$15.69	$14.51	$12.49	$16.11
Total return (b)	21.31%	12.67%	19.45%	(19.08)%	14.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,495,186	$1,086,085	$779,090	$432,395	$314,182
Ratios to Average Net Assets:
Total expenses (c)	0.15%	0.16%	0.19%	0.25%	0.28%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.66%	2.65%	2.66%	2.03%	2.68%
Portfolio turnover rate	16%	14%	8%	9%	13%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$15.70	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	0.36	0.33	0.29	0.20
Net realized and unrealized gain (loss)	2.89	1.44	2.06	(2.42)
Total from investment operations	3.25	1.77	2.35	(2.22)
Distributions to shareholders from:
Net investment income	(0.33)	(0.30)	(0.25)	(0.15)
Net realized gains	(0.40)	(0.28)	(0.08)	(0.33)
Total distributions	(0.73)	(0.58)	(0.33)	(0.48)
Net asset value, end of period	$18.22	$15.70	$14.51	$12.49
Total return (b)	20.62%	12.17%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,492	$8,065	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.65%	0.66%	0.69%	0.75%(d)
Net expenses (c)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.08%	2.12%	2.14%	1.72%(d)
Portfolio turnover rate	16%	14%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.32	$13.96	$11.96	$15.22	$13.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.18	0.30	0.22	0.31
Net realized and unrealized gain (loss)	3.09	1.59	2.00	(3.15)	1.62
Total from investment operations	3.22	1.77	2.30	(2.93)	1.93
Distributions to shareholders from:
Net investment income	(0.40)	(0.34)	(0.26)	(0.17)	(0.26)
Net realized gains	(0.45)	(0.07)	(0.02)	(0.16)	(0.14)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.85)	(0.41)	(0.30)	(0.33)	(0.40)
Net asset value, end of period	$17.69	$15.32	$13.96	$11.96	$15.22
Total return (b)	20.98%	12.67%	19.20%	(19.23)%	14.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48	$58	$301	$191	$178
Ratios to Average Net Assets:
Total expenses (c)	0.33%	0.29%	0.49%	0.66%	1.45%
Net expenses (c)	0.20%	0.14%	0.25%	0.25%	0.25%
Net investment income (loss)	0.78%	1.20%	2.30%	1.67%	2.05%
Portfolio turnover rate	20%	11%	8%	9%	20%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.31	$13.96	$11.96	$15.23	$13.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.43	0.37	0.31	0.61
Net realized and unrealized gain (loss)	2.77	1.35	1.96	(3.22)	1.36
Total from investment operations	3.24	1.78	2.33	(2.91)	1.97
Distributions to shareholders from:
Net investment income	(0.42)	(0.36)	(0.29)	(0.20)	(0.29)
Net realized gains	(0.45)	(0.07)	(0.02)	(0.16)	(0.14)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.87)	(0.43)	(0.33)	(0.36)	(0.43)
Net asset value, end of period	$17.68	$15.31	$13.96	$11.96	$15.23
Total return (b)	21.12%	12.75%	19.43%	(19.12)%	14.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$513,521	$344,036	$203,873	$93,596	$43,241
Ratios to Average Net Assets:
Total expenses (c)	0.18%	0.21%	0.29%	0.46%	1.25%
Net expenses (c)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	2.78%	2.85%	2.85%	2.41%	4.06%
Portfolio turnover rate	20%	11%	8%	9%	20%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.34	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.42	0.35	0.34
Net realized and unrealized gain (loss)	2.70	1.28	1.90	(2.13)
Total from investment operations	3.16	1.70	2.25	(1.79)
Distributions to shareholders from:
Net investment income	(0.32)	(0.28)	(0.22)	(0.14)
Net realized gains	(0.45)	(0.07)	(0.02)	(0.16)
Return of Capital	—	—	(0.01)	—
Total distributions	(0.77)	(0.35)	(0.25)	(0.30)
Net asset value, end of period	$17.73	$15.34	$13.99	$11.99
Total return (b)	20.60%	12.15%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,745	$1,465	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.68%	0.71%	0.79%	0.96%(d)
Net expenses (c)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	2.70%	2.78%	2.66%	3.26%(d)
Portfolio turnover rate	20%	11%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class I
	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	(0.00)(b)
Net realized and unrealized gain (loss)	2.11	(0.00)(b)
Total from investment operations	2.38	(0.00)(b)
Distributions to shareholders from:
Net investment income	(0.26)	—
Net realized gains	(0.03)	—
Total distributions	(0.29)	—
Net asset value, end of period	$12.09	$10.00
Total return (c)	23.78%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,209	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.92%	199.54%(e)
Net expenses (d)	0.06%	0.04%(e)
Net investment income (loss)	2.42%	(0.04)%(e)
Portfolio turnover rate	7%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	(0.00)(b)
Net realized and unrealized gain (loss)	1.95	(0.00)(b)
Total from investment operations	2.38	(0.00)(b)
Distributions to shareholders from:
Net investment income	(0.26)	—
Net realized gains	(0.03)	—
Total distributions	(0.29)	—
Net asset value, end of period	$12.09	$10.00
Total return (c)	23.78%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,252	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.92%	199.58%(e)
Net expenses (d)	0.06%	0.07%(e)
Net investment income (loss)	3.75%	(0.07)%(e)
Portfolio turnover rate	7%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class R3
	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.25	(0.00)(b)
Net realized and unrealized gain (loss)	2.10	(0.00)(b)
Total from investment operations	2.35	(0.00)(b)
Distributions to shareholders from:
Net investment income	(0.23)	—
Net realized gains	(0.03)	—
Total distributions	(0.26)	—
Net asset value, end of period	$12.09	$10.00
Total return (c)	23.47%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,315	$1,000
Ratios to Average Net Assets:
Total expenses (d)	1.17%	199.80%(e)
Net expenses (d)	0.31%	0.29%(e)
Net investment income (loss)	2.27%	(0.29)%(e)
Portfolio turnover rate	7%	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
State Street Target Retirement 2070 Fund	Class I Class K Class R3	December 31, 2024 December 31, 2024 December 31, 2024	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
The State Street Target Retirement 2070 Fund commenced operations on December 31, 2024.
The State Street Target Retirement 2020 Fund merged into State Street Target Retirement Fund on March 31, 2025. Please refer to Note 10 for more information.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2026, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2026 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$248,240,531	$284,101,767
State Street Target Retirement 2025 Fund	350,888,972	576,606,554
State Street Target Retirement 2030 Fund	691,646,736	761,243,042
State Street Target Retirement 2035 Fund	690,771,095	615,363,985
State Street Target Retirement 2040 Fund	623,533,313	583,721,484
State Street Target Retirement 2045 Fund	573,042,953	500,012,962
State Street Target Retirement 2050 Fund	501,703,925	408,821,059
State Street Target Retirement 2055 Fund	450,694,550	309,162,235
State Street Target Retirement 2060 Fund	407,417,310	209,011,514
State Street Target Retirement 2065 Fund	186,902,894	82,935,603
State Street Target Retirement 2070 Fund	51,178,521	2,347,393
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$50,386,723	$19,194,511	$69,581,234
State Street Target Retirement 2025 Fund	64,060,689	46,334,235	110,394,924
State Street Target Retirement 2030 Fund	99,609,122	117,423,777	217,032,899
State Street Target Retirement 2035 Fund	95,939,458	132,117,949	228,057,407
State Street Target Retirement 2040 Fund	83,940,212	138,358,111	222,298,323
State Street Target Retirement 2045 Fund	73,548,247	120,665,479	194,213,726
State Street Target Retirement 2050 Fund	61,760,076	91,729,052	153,489,128
State Street Target Retirement 2055 Fund	46,745,190	51,528,646	98,273,836
State Street Target Retirement 2060 Fund	34,335,314	31,756,070	66,091,384
State Street Target Retirement 2065 Fund	11,804,292	12,713,628	24,517,920
State Street Target Retirement 2070 Fund	1,342,440	—	1,342,440
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Target Retirement Fund	$ 23,604,744	$ 11,402,088	$ 35,006,832
State Street Target Retirement 2025 Fund	64,887,782	60,258,254	125,146,036
State Street Target Retirement 2030 Fund	89,285,799	90,621,654	179,907,453
State Street Target Retirement 2035 Fund	82,404,781	75,819,527	158,224,308
State Street Target Retirement 2040 Fund	70,991,865	64,397,246	135,389,111
State Street Target Retirement 2045 Fund	62,047,146	60,915,049	122,962,195
State Street Target Retirement 2050 Fund	51,362,737	47,277,052	98,639,789
State Street Target Retirement 2055 Fund	38,019,679	33,435,646	71,455,325
State Street Target Retirement 2060 Fund	25,503,772	18,917,477	44,421,249
State Street Target Retirement 2065 Fund	7,950,801	1,542,467	9,493,268
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Target Retirement Fund	$1,284,426	$—	$1,954,077	$40,709,520	$43,948,023
State Street Target Retirement 2025 Fund	2,829,775	—	17,107,944	141,190,447	161,128,166
State Street Target Retirement 2030 Fund	653,638	—	29,989,826	379,425,159	410,068,623
State Street Target Retirement 2035 Fund	—	—	33,112,076	498,143,097	531,255,173
State Street Target Retirement 2040 Fund	34,684	—	39,511,148	536,190,446	575,736,278
State Street Target Retirement 2045 Fund	—	—	34,699,322	553,968,140	588,667,462
State Street Target Retirement 2050 Fund	—	—	32,624,509	517,929,793	550,554,302
State Street Target Retirement 2055 Fund	847,933	—	27,263,153	403,709,967	431,821,053
State Street Target Retirement 2060 Fund	—	—	21,051,136	273,821,391	294,872,527
State Street Target Retirement 2065 Fund	—	—	8,217,587	81,868,724	90,086,311
State Street Target Retirement 2070 Fund	125,284	—	421,748	5,481,824	6,028,856
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$1,471,859,570	$120,994,284	$69,190,040	$51,804,244
State Street Target Retirement 2025 Fund	1,802,942,583	209,770,232	68,579,785	141,190,447
State Street Target Retirement 2030 Fund	2,967,785,606	479,889,038	100,463,879	379,425,159
State Street Target Retirement 2035 Fund	3,157,339,460	599,733,385	101,590,288	498,143,097
State Street Target Retirement 2040 Fund	2,759,047,613	622,697,836	86,507,390	536,190,446
State Street Target Retirement 2045 Fund	2,521,688,273	619,565,497	65,597,357	553,968,140
State Street Target Retirement 2050 Fund	2,146,452,883	569,061,965	51,132,172	517,929,793
State Street Target Retirement 2055 Fund	1,665,777,603	438,881,260	35,171,293	403,709,967
State Street Target Retirement 2060 Fund	1,232,711,862	297,039,303	23,217,912	273,821,391
State Street Target Retirement 2065 Fund	435,489,328	88,016,791	6,148,069	81,868,722
State Street Target Retirement 2070 Fund	52,316,304	5,570,458	88,634	5,481,824
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of December 31, 2025.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Target Retirement Fund	$ 36,884,366	$ 34,353,825	$ 3,339,425	$ 37,693,250
State Street Target Retirement 2025 Fund	29,525,430	18,796,450	11,433,600	30,230,050
State Street Target Retirement 2030 Fund	28,994,158	1,436,000	28,167,150	29,603,150
State Street Target Retirement 2035 Fund	147,937,760	133,551,800	17,527,550	151,079,350
State Street Target Retirement 2040 Fund	32,302,883	—	32,980,775	32,980,775
State Street Target Retirement 2045 Fund	137,644	141,700	—	141,700
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$34,353,825	$—	$—	$—	$34,353,825	$34,353,825
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	18,796,450	—	—	—	18,796,450	18,796,450
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	1,436,000	—	—	—	1,436,000	1,436,000
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	133,551,800	—	—	—	133,551,800	133,551,800
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	141,700	—	—	—	141,700	141,700
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
10.    Reorganization
On March 31, 2025, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2020 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Received from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	337,595	330,865	$3,586,561	$3,309,065	$6,895,626
Class K	74,489,203	73,103,881	797,561,133	672,356,758	1,469,917,891
Class R3	47,335	46,481	507,102	15,422,679	15,929,780
Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, are as follows:
Net Investment income (loss)	$55,175,845
Total net realized and change in unrealized gain (loss)	$102,249,152
Net increase (decrease) in net assets resulting from operations	$157,424,997
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of December 31, 2025.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Target Retirement Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund and State Street Target Retirement 2070 Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Target Retirement Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund and State Street Target Retirement 2070 Fund (collectively referred to as the “Funds”) (eleven of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting State Street Institutional Investment Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting State Street Institutional Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
State Street Target Retirement 2070 Fund	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from December 31, 2024 (commencement of operations) through December 31, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform,
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended December 31, 2025:
Amount
State Street Target Retirement Fund	$19,194,511
State Street Target Retirement 2025 Fund	46,334,235
State Street Target Retirement 2030 Fund	117,423,777
State Street Target Retirement 2035 Fund	132,117,949
State Street Target Retirement 2040 Fund	138,358,111
State Street Target Retirement 2045 Fund	120,665,479
State Street Target Retirement 2050 Fund	91,729,052
State Street Target Retirement 2055 Fund	51,528,646
State Street Target Retirement 2060 Fund	31,756,070
State Street Target Retirement 2065 Fund	12,713,628
Foreign Tax Credit
For the year ended December 31, 2025, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
State Street Target Retirement Fund	$289,469
State Street Target Retirement 2025 Fund	527,134
State Street Target Retirement 2030 Fund	1,416,306
State Street Target Retirement 2035 Fund	1,921,439
State Street Target Retirement 2040 Fund	2,038,403
State Street Target Retirement 2045 Fund	2,056,192
State Street Target Retirement 2050 Fund	1,884,266
State Street Target Retirement 2055 Fund	1,518,835
State Street Target Retirement 2060 Fund	1,098,942
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION (continued) December 31, 2025 (Unaudited)

Amount
State Street Target Retirement 2065 Fund	$377,859
State Street Target Retirement 2070 Fund	41,021
The amount of foreign source income earned on the following Funds during the year ended December 31, 2025 was as follows:
Amount
State Street Target Retirement Fund	$4,019,840
State Street Target Retirement 2025 Fund	7,320,295
State Street Target Retirement 2030 Fund	19,668,185
State Street Target Retirement 2035 Fund	26,682,957
State Street Target Retirement 2040 Fund	28,307,225
State Street Target Retirement 2045 Fund	28,554,254
State Street Target Retirement 2050 Fund	26,166,724
State Street Target Retirement 2055 Fund	21,092,001
State Street Target Retirement 2060 Fund	15,260,972
State Street Target Retirement 2065 Fund	5,247,313
State Street Target Retirement 2070 Fund	569,660
79

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Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.5%
UNITED STATES — 96.5%
State Street International Developed Equity Portfolio (a) (Cost $2,336,953,459)		$4,134,089,356
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b)(c) (Cost $171,242,559)	171,242,559	171,242,559
TOTAL INVESTMENTS — 100.5% (Cost $2,508,196,018)		4,305,331,915
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(21,993,587)
NET ASSETS — 100.0%		$4,283,338,328

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.

At December 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD797,413	DKK5,064,000	01/05/2026	$(1,136)
Barclays Capital PLC	USD627,079,186	GBP466,212,547	01/05/2026	(181)
Barclays Capital PLC	USD817,516	HKD6,356,000	01/05/2026	(917)
Barclays Capital PLC	USD620,403	NOK6,274,000	01/05/2026	1,595
Barclays Capital PLC	ILS1,664,000	USD511,253	01/05/2026	(10,852)
Barclays Capital PLC	SEK9,614,000	USD1,021,455	01/05/2026	(21,414)
Barclays Capital PLC	EUR637,565,657	USD741,303,965	01/05/2026	(7,485,361)
Barclays Capital PLC	SEK8,663,000	USD919,057	01/05/2026	(20,653)
Barclays Capital PLC	DKK3,492,000	USD543,878	01/05/2026	(5,213)
Barclays Capital PLC	GBP466,212,547	USD627,046,551	02/03/2026	(8,677)
Barclays Capital PLC	DKK22,219,000	USD3,499,621	02/03/2026	(154)
Barclays Capital PLC	NOK10,802,000	USD1,070,931	02/03/2026	(97)
Barclays Capital PLC	SEK28,905,000	USD3,140,078	02/03/2026	(191)
Barclays Capital PLC	CHF8,166,000	USD10,337,415	02/03/2026	(1,286)
Citibank N.A.	USD9,519,098	JPY1,485,579,000	01/05/2026	(41,418)
Citibank N.A.	AUD2,815,000	USD1,847,065	01/05/2026	(30,118)
Citibank N.A.	GBP4,792,000	USD6,445,499	02/03/2026	265
Citibank N.A.	EUR17,512,000	USD20,595,968	02/03/2026	736
Goldman Sachs Bank USA	CHF10,561,000	USD13,206,681	01/05/2026	(123,707)
Goldman Sachs Bank USA	EUR1,244,000	USD1,446,459	01/05/2026	(14,558)
HSBC Bank USA	USD745,551,027	EUR634,808,657	01/05/2026	339
HSBC Bank USA	USD1,366,955	SEK12,564,000	01/05/2026	(4,087)
HSBC Bank USA	EUR637,565,657	USD741,297,589	01/05/2026	(7,491,736)
HSBC Bank USA	EUR634,808,657	USD746,565,452	02/03/2026	(10,157)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD13,067,989	AUD19,921,000	01/05/2026	$216,327
JP Morgan Chase Bank, N.A.	SGD1,442,000	USD1,116,250	01/05/2026	(5,056)
JP Morgan Chase Bank, N.A.	HKD20,432,000	USD2,626,748	01/05/2026	1,707
JP Morgan Chase Bank, N.A.	JPY3,500,743,000	USD22,511,928	01/05/2026	177,927
JP Morgan Chase Bank, N.A.	AUD4,645,000	USD3,098,029	02/03/2026	(23)
JP Morgan Chase Bank, N.A.	JPY2,040,676,000	USD13,051,138	02/03/2026	(404)
JP Morgan Chase Bank, N.A.	SGD2,009,000	USD1,565,227	02/03/2026	(16)
Morgan Stanley Bank, N.A.	HKD4,382,000	USD563,496	01/05/2026	510
Royal Bank of Canada	USD745,551,027	EUR634,808,657	01/05/2026	339
Royal Bank of Canada	GBP468,692,547	USD621,023,718	01/05/2026	(9,391,011)
Royal Bank of Canada	EUR634,808,657	USD746,564,182	02/03/2026	(11,426)
Societe Generale	USD2,730,776	AUD4,082,000	01/05/2026	(8,695)
Societe Generale	USD4,065,247	CHF3,209,000	01/05/2026	(14,758)
Societe Generale	USD3,246,734	EUR2,779,000	01/05/2026	17,065
Societe Generale	USD15,071,917	EUR12,814,000	01/05/2026	(22,507)
Societe Generale	USD1,361,159	GBP1,020,000	01/05/2026	10,791
Societe Generale	USD6,349,067	GBP4,704,000	01/05/2026	(21,954)
Societe Generale	USD2,084,359	JPY322,279,000	01/05/2026	(28,287)
Societe Generale	USD593,070	SGD762,000	01/05/2026	(535)
Societe Generale	SEK1,241,893,531	USD131,942,982	01/05/2026	(2,770,161)
Societe Generale	SGD74,474,299	USD57,648,447	01/05/2026	(263,139)
Societe Generale	AUD426,585,050	USD279,816,331	01/05/2026	(4,651,837)
Societe Generale	NZD12,960,581	USD7,450,390	01/05/2026	(2,593)
Societe Generale	DKK503,436,566	USD78,396,152	01/05/2026	(765,520)
Societe Generale	ILS86,176,174	USD26,476,642	01/05/2026	(562,414)
Societe Generale	NOK242,562,520	USD23,983,322	01/05/2026	(64,079)
Societe Generale	HKD612,677,035	USD78,765,448	01/05/2026	50,598
Societe Generale	CHF2,213,000	USD2,762,790	01/05/2026	(30,521)
Societe Generale	GBP3,244,000	USD4,279,600	01/05/2026	(83,741)
Societe Generale	EUR8,835,000	USD10,274,681	01/05/2026	(101,590)
Standard Chartered Bank	USD269,748,861	AUD404,512,050	01/05/2026	(70)
Standard Chartered Bank	USD78,914,486	DKK501,864,566	01/05/2026	—
Standard Chartered Bank	USD81,086,277	HKD631,135,035	01/05/2026	—
Standard Chartered Bank	USD27,560,209	ILS87,840,174	01/05/2026	951
Standard Chartered Bank	USD23,425,402	NOK236,288,520	01/05/2026	—
Standard Chartered Bank	USD7,453,241	NZD12,960,581	01/05/2026	(258)
Standard Chartered Bank	USD135,332,856	SEK1,247,606,531	01/05/2026	—
Standard Chartered Bank	USD58,440,357	SGD75,154,299	01/05/2026	—
Standard Chartered Bank	AUD404,512,050	USD269,785,267	02/03/2026	(10,077)
Standard Chartered Bank	HKD631,135,035	USD81,175,968	02/03/2026	3,479
Standard Chartered Bank	NOK236,288,520	USD23,424,253	02/03/2026	(3,969)
Standard Chartered Bank	NZD12,960,581	USD7,461,017	02/03/2026	(152)
Standard Chartered Bank	SGD75,154,299	USD58,554,187	02/03/2026	323
Standard Chartered Bank	SEK1,247,606,531	USD135,539,426	02/03/2026	(1,860)
Standard Chartered Bank	DKK501,864,566	USD79,044,993	02/03/2026	(5,060)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	ILS87,840,174	USD27,554,157	02/03/2026	$(6,861)
UBS AG	USD583,851	AUD885,000	01/05/2026	6,311
UBS AG	USD872,763	CHF696,000	01/05/2026	5,747
UBS AG	USD401,369,087	CHF318,017,571	01/05/2026	41,543
UBS AG	CHF309,148,571	USD386,594,701	01/05/2026	(3,621,230)
UBS AG	JPY1,024,329,000	USD6,596,479	01/05/2026	61,477
UBS AG	CHF318,017,571	USD402,600,263	02/03/2026	(31,220)
Westpac Banking Corp.	USD938,839,404	JPY147,186,547,610	01/05/2026	179,688
Westpac Banking Corp.	JPY144,469,333,610	USD929,045,912	01/05/2026	7,362,072
Westpac Banking Corp.	JPY147,186,547,610	USD941,258,970	02/03/2026	(101,399)
Total				$(29,714,546)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the year ended December 31, 2025, the average notional value related to forward foreign currency exchange contracts was $11,727,924,497.
At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,010	03/20/2026	$145,558,149	$146,556,050	$997,901

During the year ended December 31, 2025, the average notional value related to futures contracts was $121,567,523.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,134,089,356	$—	$—	$4,134,089,356
Short-Term Investment	171,242,559	—	—	171,242,559
TOTAL INVESTMENTS	$4,305,331,915	$—	$—	$4,305,331,915
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$8,139,790	$—	$8,139,790
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(37,854,336)	—	(37,854,336)
Futures Contracts - Unrealized Appreciation	997,901	—	—	997,901
TOTAL OTHER FINANCIAL INSTRUMENTS:	$997,901	$(29,714,546)	$—	$(28,716,645)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	139,683,885	$139,683,885	$630,398,899	$598,840,225	$—	$—	171,242,559	$171,242,559	$4,795,630
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investment in corresponding affiliated Portfolio, at value	$4,134,089,356
Investment in affiliated issuers, at value	171,242,559
Total Investments	4,305,331,915
Foreign currency, at value	1,227
Net cash at broker	3,739,937
Receivable from broker — accumulated variation margin on futures contracts	1,000,611
Receivable for fund shares sold	3,940,710
Unrealized appreciation on forward foreign currency exchange contracts	8,139,790
Dividends receivable — affiliated issuers	547,190
Prepaid expenses and other assets	389,251
TOTAL ASSETS	4,323,090,631
LIABILITIES
Due to custodian	281,883
Payable for fund shares repurchased	343,125
Unrealized depreciation on forward foreign currency exchange contracts	37,854,336
Advisory fee payable	549,409
Custodian fees payable	138,154
Administration fees payable	180,903
Transfer agent fees payable	13,639
Registration and filing fees payable	6,758
Professional fees payable	24,526
Printing and postage fees payable	35,103
Accrued expenses and other liabilities	324,467
TOTAL LIABILITIES	39,752,303
NET ASSETS	$4,283,338,328
NET ASSETS CONSIST OF:
Paid-in capital	$2,836,048,672
Total distributable earnings (loss)	1,447,289,656
NET ASSETS	$4,283,338,328
Class K
Net Assets	$4,283,338,328
Shares Outstanding	29,824,980
Net asset value, offering and redemption price per share	$143.62
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,336,953,459
Investment in affiliated issuers	171,242,559
Total cost of investments	$2,508,196,018
Foreign currency, at cost	$1,213
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income allocated from the affiliated Portfolio	$104,821
Dividend income allocated from affiliated Portfolio	121,790,516
Interest income — unaffiliated issuers	140,878
Dividend income — affiliated issuers	4,795,630
Securities Lending income allocated from affiliated Portfolio	1,622,226
Expenses allocated from affiliated Portfolio	(5,397,195)
Foreign taxes withheld allocated from affiliated Portfolio	(13,329,550)
TOTAL INVESTMENT INCOME (LOSS)	109,727,326
EXPENSES
Advisory fee	5,482,012
Administration fees	1,957,862
License fees	580,963
Custodian fees	195,203
Trustees’ fees and expenses	21,000
Transfer agent fees	53,860
Registration and filing fees	73,068
Professional fees and expenses	13,265
Printing and postage fees	6,083
Insurance expense	8,929
Miscellaneous expenses	21,082
TOTAL EXPENSES	8,413,327
Expenses waived/reimbursed by the Adviser	(5,978,305)
NET EXPENSES	2,435,022
NET INVESTMENT INCOME (LOSS)	$107,292,304
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	32,874,174
Foreign currency transactions allocated from affiliated Portfolio	709,842
Futures contracts allocated from affiliated Portfolio	17,502,890
Forward foreign currency exchange contracts	(110,745,530)
Futures contracts	23,336,243
Net realized gain (loss)	(36,322,381)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	873,551,557
Foreign currency transactions allocated from affiliated Portfolio	2,186,772
Future contracts allocated from affiliated Portfolio	4,115,477
Forward foreign currency exchange contracts	(137,387,361)
Foreign currency translations	14
Futures contracts	6,316,483
Net change in unrealized appreciation/depreciation	748,782,942
NET REALIZED AND UNREALIZED GAIN (LOSS)	712,460,561
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$819,752,865
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$107,292,304	$101,701,902
Net realized gain (loss)	(36,322,381)	139,887,756
Net change in unrealized appreciation/depreciation	748,782,942	183,715,624
Net increase (decrease) in net assets resulting from operations	819,752,865	425,305,282
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(150,260,744)	(114,294,366)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	634,195,717	751,123,754
Reinvestment of distributions	150,130,930	114,034,863
Cost of shares redeemed	(919,356,116)	(484,102,069)
Net increase (decrease) in net assets from beneficial interest transactions	(135,029,469)	381,056,548
Contribution from affiliate (Note 5)	—	2,674
Net increase (decrease) in net assets during the period	534,462,652	692,070,138
Net assets at beginning of period	3,748,875,676	3,056,805,538
NET ASSETS AT END OF PERIOD	$4,283,338,328	$3,748,875,676
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	4,758,764	6,228,132
Reinvestment of distributions	1,048,254	943,216
Shares redeemed	(7,075,215)	(4,032,239)
Net increase (decrease) from share transactions	(1,268,197)	3,139,109
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$120.57	$109.35	$94.80	$121.55	$104.85
Income (loss) from investment operations:
Net investment income (loss) (a)	3.65	3.52	3.11	3.25	2.93
Net realized and unrealized gain (loss)	24.57	11.46	15.56	(8.89)	17.33
Total from investment operations	28.22	14.98	18.67	(5.64)	20.26
Contribution from affiliates (Note 5)	—	0.00(b)	—	—	—
Distributions to shareholders from:
Net investment income	(5.03)	(3.76)	(4.12)	(3.21)	(3.56)
Net realized gains	(0.14)	—	—	(17.90)	—
Total distributions	(5.17)	(3.76)	(4.12)	(21.11)	(3.56)
Net asset value, end of period	$143.62	$120.57	$109.35	$94.80	$121.55
Total return (c)	23.41%	13.69%(d)	19.73%	(4.78)%	19.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,283,338	$3,748,876	$3,056,806	$3,490,623	$4,512,062
Ratios to Average Net Assets:
Total expenses	0.35%	0.35%	0.36%	0.36%	0.35%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.74%	2.92%	2.95%	2.85%	2.50%
Portfolio turnover rate (e)	9%	3%	8%	18%	7%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If an affiliate had not made a contribution during the year ended December 31, 2024, the total return would have remained 13.69%.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at December 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of December 31, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of December 31, 2025 is disclosed in the Fund's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to offset the Fund's exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$8,139,790	$—	$—	$—	$8,139,790
Futures Contracts	—	—	—	1,000,611	—	1,000,611
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$37,854,336	$—	$—	$—	$37,854,336
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	(110,745,530)	$—	$—	$—	(110,745,530)
Futures Contracts	—	—	—	23,336,243	—	23,336,243
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	(137,387,361)	$—	$—	$—	(137,387,361)
Futures Contracts	—	—	—	6,316,483	—	6,316,483
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Barclays Capital PLC	$1,595	$(1,595)	$—	$—
Citibank N.A.	1,001	(1,001)	—	—
HSBC Bank USA	339	(339)	—	—
JP Morgan Chase Bank, N.A.	395,961	(5,499)	—	390,462
Morgan Stanley Bank, N.A.	510	—	—	510
Royal Bank of Canada	339	(339)	—	—
Societe Generale	78,454	(78,454)	—	—
Standard Chartered Bank	4,753	(4,753)	—	—
UBS AG	115,078	(115,078)	—	—
Westpac Banking Corp.	7,541,760	(101,399)	—	7,440,361
	$8,139,790	$(308,457)	$—	$7,831,333
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Barclays Capital PLC	$(7,556,132)	$1,595	$—	$(7,554,537)
Citibank N.A.	(71,536)	1,001	—	(70,535)
Goldman Sachs Bank USA	(138,265)	—	—	(138,265)
HSBC Bank USA	(7,505,980)	339	—	(7,505,641)
JP Morgan Chase Bank, N.A.	(5,499)	5,499	—	—
Royal Bank of Canada	(9,402,437)	339	—	(9,402,098)
Societe Generale	(9,392,331)	78,454	—	(9,313,877)
Standard Chartered Bank	(28,307)	4,753	—	(23,554)
UBS AG	(3,652,450)	115,078	—	(3,537,372)
Westpac Banking Corp.	(101,399)	101,399	—	—
	$(37,854,336)	$308,457	$—	$(37,545,879)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The Fund’s Adviser has agreed to waive the portion of the Fund’s management fee attributable to the Fund’s assets invested in the Portfolio. This fee waiver may only be terminated with the approval of the Fund’s Board of Trustees.
The Adviser is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees. For the year ended December 31, 2025, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Board.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedule of Investments.
During the fiscal year ended December 31, 2024, State Street made a contribution to the Fund in the amount of $2,674 related to an accounting matter.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

investment companies, forward contracts, wash sale loss deferrals, and futures contracts.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$150,260,744	$—	$150,260,744
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Hedged International Developed Equity Index Fund	$ 114,294,366	$ —	$ 114,294,366
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year/ Post-October Losses	Total
State Street Hedged International Developed Equity Index Fund	$—	$(181,458,352)	$—	$1,636,735,015	$(7,987,007)	$1,447,289,656
As of December 31, 2025, the following Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Hedged International Developed Equity Index Fund	$79,227,532	$102,230,820
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,642,031,698	$1,797,135,897	$161,796,200	$1,635,339,697
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
9.    Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Fund has adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund’s financial statements.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Hedged International Developed Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Hedged International Developed Equity Index Fund (the “Fund”) (one of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Institutional Investment Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2025.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended December 31, 2025 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
18

Annual Financial Statements and Other Information
December 31, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	585,299	$14,183,740
APA Group Stapled Security	269,237	1,610,480
Aristocrat Leisure Ltd.	108,240	4,199,422
ASX Ltd.	37,414	1,283,403
BHP Group Ltd.	999,372	30,315,948
Brambles Ltd.	262,853	4,024,509
CAR Group Ltd.	73,824	1,514,300
Cochlear Ltd.	12,865	2,236,208
Coles Group Ltd.	262,962	3,759,636
Commonwealth Bank of Australia	329,409	35,271,823
Computershare Ltd.	105,745	2,407,417
CSL Ltd.	96,240	11,080,267
Evolution Mining Ltd.	401,114	3,391,682
Fortescue Ltd.	338,701	4,971,238
Glencore PLC (a)	1,989,759	10,880,598
Goodman Group REIT	399,612	8,255,587
Insurance Australia Group Ltd.	447,372	2,380,673
Lottery Corp. Ltd.	441,553	1,519,360
Lynas Rare Earths Ltd. (a)	186,680	1,548,625
Macquarie Group Ltd.	70,848	9,600,179
Medibank Pvt Ltd.	512,135	1,635,867
National Australia Bank Ltd.	601,464	16,969,956
Northern Star Resources Ltd.	268,068	4,778,284
Origin Energy Ltd.	327,000	2,505,508
Pro Medicus Ltd.	10,882	1,602,778
Qantas Airways Ltd.	135,208	935,896
QBE Insurance Group Ltd.	301,516	3,999,201
REA Group Ltd.	10,667	1,304,506
Rio Tinto Ltd.	72,421	7,090,515
Rio Tinto PLC	223,846	18,046,974
Santos Ltd.	648,969	2,670,159
Scentre Group REIT	1,037,928	2,906,997
SGH Ltd.	41,736	1,292,780
Sigma Healthcare Ltd.	1,067,587	2,093,045
Sonic Healthcare Ltd.	99,169	1,495,218
South32 Ltd.	842,585	2,000,284
Stockland REIT	497,055	1,899,272
Suncorp Group Ltd.	213,928	2,517,911
Telstra Group Ltd.	767,976	2,494,047
Transurban Group Stapled Security	606,072	5,743,100
Vicinity Ltd. REIT	716,737	1,223,567
Washington H Soul Pattinson & Co. Ltd.	71,957	1,782,145
Wesfarmers Ltd.	222,404	12,026,464
Westpac Banking Corp.	671,721	17,290,370
WiseTech Global Ltd. (b)	39,621	1,808,799
Woodside Energy Group Ltd.	380,517	5,985,908
Woolworths Group Ltd.	236,901	4,641,376
		283,176,022
AUSTRIA — 0.3%
Erste Group Bank AG	60,566	7,319,459
Security Description	Shares	Value
OMV AG	27,411	$1,529,805
Raiffeisen Bank International AG	28,055	1,261,955
Verbund AG (b)	14,316	1,042,433
		11,153,652
BELGIUM — 0.8%
Ageas SA	29,322	2,059,347
Anheuser-Busch InBev SA (b)	195,455	12,602,417
D'ieteren Group	4,423	799,448
Elia Group SA	7,632	983,286
Financiere de Tubize SA (b)	4,292	1,053,515
Groupe Bruxelles Lambert NV	16,335	1,457,074
KBC Group NV	46,052	6,017,045
Lotus Bakeries NV (b)	87	802,091
Sofina SA (b)	3,524	1,022,275
Syensqo SA (b)	13,139	1,057,957
UCB SA	25,196	7,060,521
		34,914,976
BRAZIL — 0.0% *
Yara International ASA	33,994	1,395,234
CHILE — 0.1%
Antofagasta PLC	75,944	3,349,448
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	720,000	3,646,483
Prosus NV	256,826	15,941,116
SITC International Holdings Co. Ltd.	263,000	941,373
Wharf Holdings Ltd. (b)	230,000	642,410
Wilmar International Ltd.	385,400	923,042
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,368,999
		23,463,423
DENMARK — 1.8%
Carlsberg AS Class B (b)	18,972	2,491,574
Coloplast AS Class B (b)	24,151	2,074,990
Danske Bank AS	133,330	6,679,498
Demant AS (a)(b)	16,592	561,450
DSV AS	40,000	10,157,872
Genmab AS (a)(b)	11,956	3,810,745
Novo Nordisk AS Class B (b)	633,845	32,416,832
Novonesis Novozymes B Class B (b)	69,904	4,482,491
Orsted AS (a)(b)(c)	102,956	1,980,733
Pandora AS	15,832	1,761,545
Rockwool AS Class B	20,370	721,963
Tryg AS	69,763	1,826,458
Vestas Wind Systems AS	199,899	5,450,419
		74,416,570
FINLAND — 1.1%
Elisa OYJ	28,657	1,270,186
Fortum OYJ	91,577	1,955,307
Kesko OYJ Class B	58,594	1,324,703
Kone OYJ Class B	68,254	4,854,547
Metso OYJ	135,655	2,386,615

See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Neste OYJ	80,830	$1,842,607
Nokia OYJ	1,060,404	6,939,324
Nordea Bank Abp (b)(d)	491,431	9,272,836
Nordea Bank Abp (d)	116,957	2,209,439
Orion OYJ Class B	20,272	1,515,409
Sampo OYJ Class A	485,491	5,890,013
Stora Enso OYJ Class R (b)	114,074	1,434,195
UPM-Kymmene OYJ	102,248	2,976,913
Wartsila OYJ Abp	97,527	3,482,035
		47,354,129
FRANCE — 8.9%
Accor SA	37,039	2,097,593
Aeroports de Paris SA	6,809	890,847
Air Liquide SA	114,821	21,611,315
Airbus SE	116,881	27,234,557
Alstom SA (a)	68,089	2,012,773
Amundi SA (c)	10,973	909,840
AXA SA	340,549	16,382,278
BioMerieux	8,191	1,061,078
BNP Paribas SA	197,443	18,734,154
Bollore SE	142,165	800,434
Bouygues SA	37,071	1,930,913
Bureau Veritas SA	64,677	2,064,591
Capgemini SE	29,940	5,001,944
Carrefour SA	112,192	1,875,001
Cie de Saint-Gobain SA	87,816	8,968,667
Cie Generale des Etablissements Michelin SCA	129,819	4,316,312
Covivio SA REIT	11,567	769,583
Credit Agricole SA	209,316	4,314,339
Danone SA	128,245	11,564,405
Dassault Aviation SA	3,602	1,158,276
Dassault Systemes SE	134,018	3,752,357
Edenred SE	49,738	1,104,624
Eiffage SA	13,277	1,908,605
Engie SA	360,754	9,494,842
EssilorLuxottica SA	59,753	18,940,757
FDJ UNITED	20,442	567,072
Gecina SA REIT	9,142	868,609
Getlink SE	65,279	1,205,971
Hermes International SCA	6,216	15,491,416
Ipsen SA	7,945	1,110,390
Kering SA	14,876	5,258,809
Klepierre SA REIT	43,360	1,718,182
Legrand SA	51,199	7,651,631
L'Oreal SA	47,644	20,513,294
LVMH Moet Hennessy Louis Vuitton SE	49,227	37,290,466
Orange SA	363,274	6,058,392
Pernod Ricard SA	38,871	3,337,166
Publicis Groupe SA	45,753	4,761,963
Renault SA	37,435	1,557,260
Rexel SA	46,506	1,834,652
Safran SA	70,812	24,733,328
Sartorius Stedim Biotech	5,355	1,320,728
Societe Generale SA	138,407	11,170,585
Security Description	Shares	Value
Sodexo SA	18,636	$956,465
Thales SA	18,187	4,908,466
TotalEnergies SE	393,962	25,720,875
Unibail-Rodamco-Westfield REIT (a)	23,915	2,605,349
Veolia Environnement SA	122,331	4,269,923
Vinci SA	97,852	13,796,426
		367,607,503
GERMANY — 9.4%
adidas AG	33,796	6,709,887
Allianz SE	76,011	34,860,388
BASF SE	177,743	9,274,779
Bayer AG	193,257	8,400,189
Bayerische Motoren Werke AG	55,038	6,020,514
Bayerische Motoren Werke AG Preference Shares	11,599	1,246,454
Beiersdorf AG	19,263	2,119,364
Brenntag SE	23,610	1,374,238
Commerzbank AG	142,667	6,048,748
Continental AG	22,206	1,772,387
CTS Eventim AG & Co. KGaA	12,864	1,185,988
Daimler Truck Holding AG	93,228	4,086,229
Deutsche Bank AG	367,497	14,290,509
Deutsche Boerse AG	37,016	9,725,013
Deutsche Lufthansa AG	121,904	1,203,489
Deutsche Post AG	191,180	10,492,355
Deutsche Telekom AG	730,049	23,715,862
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,285,829
E.ON SE	443,396	8,397,040
Evonik Industries AG	52,799	828,451
Fresenius Medical Care AG	41,504	1,986,822
Fresenius SE & Co. KGaA	82,974	4,773,045
GEA Group AG	29,348	1,992,237
Hannover Rueck SE	11,747	3,672,567
Heidelberg Materials AG	26,779	7,013,486
Henkel AG & Co. KGaA	20,876	1,593,659
Henkel AG & Co. KGaA Preference Shares	30,649	2,504,583
Hensoldt AG	12,433	1,071,783
HOCHTIEF AG	3,302	1,306,898
Infineon Technologies AG	255,774	11,333,862
Knorr-Bremse AG	14,394	1,608,515
LEG Immobilien SE	14,300	1,045,467
Mercedes-Benz Group AG	143,744	10,141,030
Merck KGaA	25,115	3,616,249
MTU Aero Engines AG	10,727	4,476,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,912	17,109,074
Nemetschek SE	11,865	1,293,155
Porsche Automobil Holding SE Preference Shares	31,031	1,454,859
Rational AG	1,075	835,166
Rheinmetall AG	9,139	16,754,687
RWE AG	126,379	6,717,756

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
SAP SE	205,683	$50,329,965
Sartorius AG Preference Shares	5,062	1,469,621
Scout24 SE (c)	15,173	1,528,951
Siemens AG	149,650	42,032,172
Siemens Energy AG (a)	153,868	21,757,527
Siemens Healthineers AG (c)	66,793	3,523,753
Symrise AG	26,483	2,142,373
Talanx AG	11,898	1,590,197
Volkswagen AG Preference Shares	40,640	4,942,407
Vonovia SE	147,188	4,242,108
Zalando SE (a)(c)	45,329	1,349,017
		390,246,891
HONG KONG — 1.8%
AIA Group Ltd.	2,064,800	21,195,801
CK Asset Holdings Ltd.	378,399	1,911,563
CK Infrastructure Holdings Ltd.	136,000	1,006,437
CLP Holdings Ltd.	324,500	2,901,677
Futu Holdings Ltd. ADR (a)	10,700	1,757,047
Hang Seng Bank Ltd.	153,700	3,031,149
Henderson Land Development Co. Ltd.	289,436	1,046,410
HKT Trust & HKT Ltd. Stapled Security	746,000	1,103,162
Hong Kong & China Gas Co. Ltd.	2,112,995	1,903,012
Hong Kong Exchanges & Clearing Ltd.	236,130	12,365,464
Hongkong Land Holdings Ltd.	218,900	1,521,355
Link REIT	512,391	2,286,948
MTR Corp. Ltd. (b)	325,012	1,244,345
Power Assets Holdings Ltd.	272,000	1,927,256
Prudential PLC	500,343	7,702,327
Sino Land Co. Ltd.	640,456	840,940
Sun Hung Kai Properties Ltd.	279,500	3,400,610
Swire Pacific Ltd. Class A	62,000	499,441
Techtronic Industries Co. Ltd.	282,000	3,257,121
WH Group Ltd. (c)	1,712,766	1,907,841
Wharf Real Estate Investment Co. Ltd.	328,000	1,035,812
		73,845,718
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	33,000	2,256,870
IRELAND — 0.5%
AerCap Holdings NV	35,500	5,103,480
AIB Group PLC	430,216	4,648,460
Bank of Ireland Group PLC	192,314	3,698,511
Kerry Group PLC Class A	32,578	2,984,377
Kingspan Group PLC	30,531	2,658,808
		19,093,636
ISRAEL — 0.9%
Azrieli Group Ltd.	8,514	963,037
Bank Hapoalim BM	243,476	5,504,203
Bank Leumi Le-Israel BM	290,017	6,387,999
Security Description	Shares	Value
Check Point Software Technologies Ltd. (a)	16,610	$3,082,152
Elbit Systems Ltd.	5,303	3,054,911
ICL Group Ltd.	163,285	937,566
Isracard Ltd.	—	2
Israel Discount Bank Ltd. Class A	249,725	2,649,964
Mizrahi Tefahot Bank Ltd.	32,319	2,255,262
Nice Ltd. (a)	12,390	1,388,243
Nova Ltd. (a)	5,734	1,918,050
Phoenix Financial Ltd.	44,223	1,828,807
Teva Pharmaceutical Industries Ltd. ADR (a)	230,228	7,185,416
Wix.com Ltd. (a)	11,700	1,215,513
		38,371,125
ITALY — 3.3%
Banca Mediolanum SpA	44,136	1,009,238
Banca Monte dei Paschi di Siena SpA	386,973	4,149,408
Banco BPM SpA (b)	218,329	3,338,544
BPER Banca SpA	297,894	4,058,396
Coca-Cola HBC AG	41,181	2,128,103
Davide Campari-Milano NV (b)	135,836	883,492
Enel SpA	1,613,034	16,816,843
Eni SpA	399,234	7,567,733
Ferrari NV	24,850	9,301,290
FinecoBank Banca Fineco SpA	121,237	3,160,988
Generali	168,699	7,083,099
Infrastrutture Wireless Italiane SpA (b)(c)	48,975	453,535
Intesa Sanpaolo SpA	2,828,674	19,670,377
Leonardo SpA	78,456	4,529,735
Moncler SpA	46,684	3,011,156
Nexi SpA (b)(c)	126,319	626,208
Poste Italiane SpA (c)	89,864	2,267,017
Prysmian SpA	56,354	5,717,059
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,311,009
Ryanair Holdings PLC	167,813	5,823,952
Snam SpA	410,443	2,726,447
Telecom Italia SpA (a)	2,250,138	1,357,807
Terna - Rete Elettrica Nazionale	270,842	2,879,992
UniCredit SpA	275,599	22,955,201
Unipol Assicurazioni SpA	72,518	1,751,922
		134,578,551
IVORY COAST — 0.0% *
Endeavour Mining PLC	40,014	2,083,942
JAPAN — 21.6%
Advantest Corp.	150,500	18,852,707
Aeon Co. Ltd.	438,900	6,935,821
AGC, Inc.	41,200	1,364,966
Aisin Corp.	95,900	1,790,190
Ajinomoto Co., Inc.	176,000	3,724,470
ANA Holdings, Inc.	35,300	670,890
Asahi Group Holdings Ltd. (b)	292,500	3,059,452

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Asahi Kasei Corp.	246,800	$2,187,025
Asics Corp.	136,600	3,272,404
Astellas Pharma, Inc.	356,000	4,753,632
Bandai Namco Holdings, Inc.	114,300	3,042,264
Bridgestone Corp. (b)	224,600	5,035,213
Canon, Inc. (b)	169,700	5,015,918
Capcom Co. Ltd.	68,300	1,590,885
Central Japan Railway Co.	154,500	4,274,883
Chiba Bank Ltd.	117,700	1,312,575
Chubu Electric Power Co., Inc.	131,900	2,029,684
Chugai Pharmaceutical Co. Ltd.	133,200	7,004,801
Dai Nippon Printing Co. Ltd.	82,600	1,419,659
Daifuku Co. Ltd.	60,800	1,911,528
Dai-ichi Life Holdings, Inc.	683,900	5,687,350
Daiichi Sankyo Co. Ltd.	354,000	7,561,275
Daikin Industries Ltd.	51,400	6,584,657
Daito Trust Construction Co. Ltd.	61,500	1,171,578
Daiwa House Industry Co. Ltd.	112,200	3,720,792
Daiwa Securities Group, Inc.	253,500	2,216,477
Denso Corp.	341,800	4,705,760
Disco Corp.	18,300	5,623,854
East Japan Railway Co. (b)	188,700	4,974,375
Ebara Corp.	90,900	2,136,436
Eisai Co. Ltd.	50,000	1,486,491
ENEOS Holdings, Inc.	538,500	3,803,116
FANUC Corp.	182,000	7,064,264
Fast Retailing Co. Ltd.	37,400	13,586,118
Fuji Electric Co. Ltd. (b)	26,700	2,018,533
FUJIFILM Holdings Corp.	217,600	4,642,281
Fujikura Ltd.	50,200	5,585,429
Fujitsu Ltd.	350,500	9,680,146
Hankyu Hanshin Holdings, Inc.	44,600	1,121,936
Hikari Tsushin, Inc.	3,400	948,994
Hitachi Ltd.	901,300	28,187,008
Honda Motor Co. Ltd.	728,000	7,133,931
Hoya Corp.	68,000	10,275,160
Hulic Co. Ltd. (b)	84,300	922,086
Idemitsu Kosan Co. Ltd.	148,900	1,123,791
IHI Corp.	203,000	3,567,345
Inpex Corp. (b)	174,900	3,489,185
Isuzu Motors Ltd.	100,400	1,562,575
ITOCHU Corp.	1,195,000	15,057,099
Japan Airlines Co. Ltd.	31,400	581,945
Japan Exchange Group, Inc.	197,600	2,112,843
Japan Post Bank Co. Ltd.	355,700	5,012,864
Japan Post Holdings Co. Ltd.	344,900	3,631,742
Japan Post Insurance Co. Ltd.	37,700	1,133,321
Japan Tobacco, Inc.	234,600	8,441,379
JFE Holdings, Inc.	113,200	1,442,579
JX Advanced Metals Corp.	109,600	1,370,481
Kajima Corp.	86,600	3,223,777
Kansai Electric Power Co., Inc.	195,900	3,068,261
Kao Corp.	91,600	3,658,857
Kawasaki Heavy Industries Ltd.	29,600	1,960,177
Kawasaki Kisen Kaisha Ltd. (b)	66,300	922,519
KDDI Corp.	577,400	9,977,275
Security Description	Shares	Value
Keyence Corp.	38,500	$13,921,848
Kikkoman Corp.	131,900	1,196,605
Kioxia Holdings Corp. (a)	36,200	2,409,946
Kirin Holdings Co. Ltd.	148,700	2,227,488
Kobe Bussan Co. Ltd.	32,500	785,830
Komatsu Ltd.	186,100	5,936,393
Konami Group Corp.	19,500	2,653,577
Kubota Corp.	188,400	2,664,127
Kyocera Corp.	256,300	3,591,585
Kyowa Kirin Co. Ltd. (b)	52,700	849,615
Lasertec Corp. (b)	15,900	3,007,149
LY Corp.	569,200	1,515,010
M3, Inc.	89,400	1,205,726
Makita Corp.	48,500	1,465,721
Marubeni Corp.	281,800	7,825,930
MatsukiyoCocokara & Co.	68,800	1,190,377
Minebea Mitsumi, Inc.	75,000	1,502,919
Mitsubishi Chemical Group Corp.	248,400	1,450,195
Mitsubishi Corp.	638,400	14,605,266
Mitsubishi Electric Corp.	378,200	11,062,854
Mitsubishi Estate Co. Ltd. (b)	206,500	5,033,886
Mitsubishi HC Capital, Inc.	169,700	1,419,354
Mitsubishi Heavy Industries Ltd.	629,000	15,409,487
Mitsubishi UFJ Financial Group, Inc.	2,256,700	35,892,393
Mitsui & Co. Ltd.	484,500	14,351,549
Mitsui Fudosan Co. Ltd.	514,400	5,843,180
Mitsui OSK Lines Ltd. (b)	66,000	1,983,221
Mizuho Financial Group, Inc.	488,940	17,780,203
MonotaRO Co. Ltd.	53,900	859,848
MS&AD Insurance Group Holdings, Inc.	255,200	5,996,374
Murata Manufacturing Co. Ltd.	331,000	6,854,611
NEC Corp.	253,300	8,580,963
Nexon Co. Ltd.	78,800	1,923,938
NIDEC Corp.	160,100	2,177,634
Nintendo Co. Ltd.	216,600	14,640,831
Nippon Building Fund, Inc. REIT (b)	1,490	1,358,391
Nippon Paint Holdings Co. Ltd.	173,300	1,158,134
Nippon Sanso Holdings Corp.	34,400	1,024,461
Nippon Steel Corp. (b)	968,500	3,965,570
Nippon Yusen KK (b)	81,200	2,630,601
Nissan Motor Co. Ltd. (a)(b)	424,500	1,056,477
Nitori Holdings Co. Ltd.	82,500	1,443,467
Nitto Denko Corp.	135,500	3,211,474
Nomura Holdings, Inc.	583,300	4,841,451
Nomura Research Institute Ltd.	74,900	2,877,112
NTT, Inc.	5,933,500	5,969,651
Obayashi Corp.	121,800	2,540,203
Obic Co. Ltd.	63,400	1,990,844
Olympus Corp. (b)	221,700	2,806,875
Oracle Corp. Japan	8,400	706,855
Oriental Land Co. Ltd. (b)	208,400	3,853,695
ORIX Corp.	232,700	6,760,763
Osaka Gas Co. Ltd.	73,700	2,553,134

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Otsuka Corp. (b)	44,900	$925,815
Otsuka Holdings Co. Ltd.	85,100	4,817,329
Pan Pacific International Holdings Corp.	368,000	2,188,819
Panasonic Holdings Corp.	457,200	5,902,225
Rakuten Group, Inc. (a)	281,500	1,803,094
Recruit Holdings Co. Ltd.	276,300	15,594,922
Renesas Electronics Corp. (a)	344,800	4,707,468
Resona Holdings, Inc.	401,200	3,821,440
Ryohin Keikaku Co. Ltd.	99,000	1,757,109
Sanrio Co. Ltd.	35,300	1,107,341
SBI Holdings, Inc. (b)	110,600	2,381,416
SCREEN Holdings Co. Ltd.	16,900	1,643,153
Secom Co. Ltd.	78,100	2,776,811
Seibu Holdings, Inc.	41,400	1,136,786
Sekisui Chemical Co. Ltd.	73,200	1,230,546
Sekisui House Ltd.	118,400	2,642,274
Seven & i Holdings Co. Ltd.	407,800	5,855,076
SG Holdings Co. Ltd.	62,100	567,931
Shimadzu Corp.	45,400	1,207,230
Shimano, Inc.	14,600	1,540,151
Shin-Etsu Chemical Co. Ltd.	330,300	10,268,601
Shionogi & Co. Ltd.	149,500	2,709,684
Shiseido Co. Ltd. (b)	75,900	1,103,067
SMC Corp.	11,100	3,856,621
SoftBank Corp.	5,660,200	7,756,617
SoftBank Group Corp.	766,400	21,513,669
Sompo Holdings, Inc.	173,700	5,913,191
Sony Financial Group, Inc. (a)	1,205,300	1,276,467
Sony Group Corp.	1,210,200	31,068,581
Subaru Corp.	116,400	2,521,152
Sumitomo Corp.	212,800	7,347,434
Sumitomo Electric Industries Ltd.	142,200	5,738,078
Sumitomo Metal Mining Co. Ltd.	51,900	2,104,873
Sumitomo Mitsui Financial Group, Inc. (b)	720,500	23,171,651
Sumitomo Mitsui Trust Group, Inc.	124,200	3,785,150
Sumitomo Realty & Development Co. Ltd. (b)	123,800	3,105,564
Suntory Beverage & Food Ltd.	27,500	829,325
Suzuki Motor Corp.	316,300	4,710,851
Sysmex Corp.	95,300	937,831
T&D Holdings, Inc.	93,400	2,154,078
Taisei Corp.	28,000	2,650,037
Takeda Pharmaceutical Co. Ltd. (b)	311,317	9,602,971
TDK Corp.	380,700	5,370,045
Terumo Corp.	259,000	3,750,869
TIS, Inc.	41,000	1,375,081
Toho Co. Ltd.	21,600	1,099,671
Tokio Marine Holdings, Inc.	364,700	13,534,466
Tokyo Electron Ltd.	88,000	19,267,983
Tokyo Gas Co. Ltd.	63,200	2,501,872
Tokyo Metro Co. Ltd. (b)	61,300	623,579
Tokyu Corp.	103,000	1,202,526
Security Description	Shares	Value
TOPPAN Holdings, Inc.	47,700	$1,418,417
Toray Industries, Inc.	281,600	1,832,479
Toyota Industries Corp.	32,300	3,667,996
Toyota Motor Corp.	1,866,000	39,952,126
Toyota Tsusho Corp. (b)	135,100	4,545,711
Trend Micro, Inc.	24,900	1,032,887
Tsuruha Holdings, Inc.	52,200	958,446
Unicharm Corp.	214,800	1,226,489
West Japan Railway Co. (b)	83,200	1,659,276
Yamaha Motor Co. Ltd. (b)	179,700	1,329,306
Yokogawa Electric Corp.	47,700	1,526,449
Yokohama Financial Group, Inc.	192,300	1,586,909
Zensho Holdings Co. Ltd.	19,100	1,093,639
ZOZO, Inc.	85,400	703,381
		890,981,852
LUXEMBOURG — 0.2%
ArcelorMittal SA	90,752	4,166,358
CVC Capital Partners PLC (c)	45,343	761,520
Eurofins Scientific SE	22,282	1,632,952
		6,560,830
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	413,000	2,033,296
Sands China Ltd.	454,800	1,145,254
		3,178,550
MEXICO — 0.0% *
Fresnillo PLC	43,266	1,940,219
NETHERLANDS — 4.4%
ABN AMRO Bank NV Dutch Certificate (c)	114,127	3,992,948
Adyen NV (a)(c)	4,973	8,030,746
Akzo Nobel NV	35,096	2,440,136
Argenx SE (a)	12,143	10,222,538
ASM International NV	9,370	5,695,982
ASML Holding NV	76,501	82,784,694
ASR Nederland NV	32,578	2,319,397
BE Semiconductor Industries NV	14,293	2,245,184
Euronext NV (c)	14,767	2,219,918
EXOR NV	18,299	1,557,043
Heineken Holding NV	25,576	1,874,355
Heineken NV	55,819	4,571,921
IMCD NV	11,913	1,082,082
ING Groep NV (b)	599,493	16,904,838
JDE Peet's NV	33,035	1,236,103
Koninklijke Ahold Delhaize NV	177,467	7,267,822
Koninklijke KPN NV	776,219	3,624,644
Koninklijke Philips NV	150,765	4,115,015
Magnum Ice Cream Co. NV (a)	98,159	1,554,638
Nebius Group NV (a)(b)	42,900	3,590,944
NN Group NV	51,791	3,998,699
Randstad NV (b)	20,906	794,783
Universal Music Group NV (b)	217,161	5,669,647
Wolters Kluwer NV	47,137	4,890,509
		182,684,586

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	333,281	$1,596,472
Contact Energy Ltd.	173,166	921,107
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,402,483
Infratil Ltd.	170,601	1,086,994
Meridian Energy Ltd.	272,469	877,426
Xero Ltd. (a)	31,353	2,383,901
		9,268,383
NORWAY — 0.5%
Aker BP ASA	64,596	1,645,183
DNB Bank ASA	172,047	4,801,423
Equinor ASA	150,121	3,527,234
Gjensidige Forsikring ASA	37,920	1,135,324
Kongsberg Gruppen ASA	87,570	2,245,062
Mowi ASA	91,155	2,197,802
Norsk Hydro ASA	262,216	2,032,873
Orkla ASA	137,201	1,530,221
Salmar ASA	14,543	890,298
Telenor ASA	122,496	1,781,543
		21,786,963
POLAND — 0.0% *
InPost SA (a)(b)	41,604	511,583
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,626,906	1,712,388
EDP SA	622,308	2,861,356
Galp Energia SGPS SA	80,709	1,386,759
Jeronimo Martins SGPS SA	58,707	1,396,896
		7,357,399
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	766,315	1,686,370
CapitaLand Integrated Commercial Trust REIT	1,246,428	2,316,456
CapitaLand Investment Ltd.	414,682	873,863
DBS Group Holdings Ltd.	422,792	18,529,205
Grab Holdings Ltd. Class A (a)	474,500	2,367,755
Keppel Ltd.	282,800	2,276,034
Oversea-Chinese Banking Corp. Ltd.	662,866	10,185,251
Sea Ltd. ADR (a)	74,800	9,542,236
Sembcorp Industries Ltd. (b)	157,500	737,286
Singapore Airlines Ltd.	304,949	1,517,631
Singapore Exchange Ltd.	168,500	2,222,208
Singapore Technologies Engineering Ltd.	306,900	2,009,407
Singapore Telecommunications Ltd.	1,490,600	5,273,896
STMicroelectronics NV	138,044	3,638,104
United Overseas Bank Ltd.	247,090	6,736,373
		69,912,075
SOUTH AFRICA — 0.2%
Anglo American PLC	219,450	9,106,030
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a)(c)	39,154	$1,044,766
SPAIN — 3.7%
Acciona SA (b)	4,463	974,408
ACS Actividades de Construccion y Servicios SA	34,930	3,480,849
Aena SME SA (c)	145,091	4,058,980
Amadeus IT Group SA	89,659	6,617,056
Banco Bilbao Vizcaya Argentaria SA	1,133,554	26,692,627
Banco de Sabadell SA	983,229	3,885,747
Banco Santander SA	2,929,829	34,650,258
Bankinter SA	133,063	2,212,086
CaixaBank SA	772,925	9,481,576
Cellnex Telecom SA (a)(c)	95,847	3,087,728
EDP Renovaveis SA (b)	68,800	972,858
Endesa SA	62,439	2,246,144
Grifols SA (b)	59,839	751,974
Iberdrola SA	1,248,469	27,074,585
Industria de Diseno Textil SA	213,984	14,159,010
Mapfre SA	199,226	1,001,907
Naturgy Energy Group SA	52,549	1,599,684
Redeia Corp. SA	81,896	1,459,093
Repsol SA	218,271	4,082,350
Telefonica SA (b)	714,927	2,932,885
		151,421,805
SWEDEN — 3.2%
AddTech AB Class B (b)	52,438	1,862,303
Alfa Laval AB (b)	56,876	2,873,167
Assa Abloy AB Class B	198,706	7,735,886
Atlas Copco AB Class A	534,790	9,632,694
Atlas Copco AB Class B	302,935	4,896,225
Beijer Ref AB (b)	75,390	1,219,318
Boliden AB (a)	54,601	3,051,420
Epiroc AB Class A (b)	126,937	2,890,189
Epiroc AB Class B (b)	71,338	1,444,744
EQT AB (b)	99,945	3,944,113
Essity AB Class B	116,622	3,354,900
Evolution AB (b)(c)	28,249	1,929,885
Fastighets AB Balder Class B (a)(b)	144,226	1,066,973
H & M Hennes & Mauritz AB Class B (b)	93,350	1,882,432
Hexagon AB Class B	407,783	4,843,606
Holmen AB Class B	16,166	621,472
Industrivarden AB Class A	20,695	932,519
Industrivarden AB Class C (b)	30,713	1,382,598
Indutrade AB	51,369	1,339,557
Investment AB Latour Class B	32,040	783,379
Investor AB Class B	362,668	12,997,951
L E Lundbergforetagen AB Class B	16,401	910,000
Lifco AB Class B	48,109	1,836,938
Nibe Industrier AB Class B (b)	309,051	1,194,125
Saab AB Class B	63,520	3,704,208
Sagax AB Class B (b)	47,347	1,014,857

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Sandvik AB	210,049	$6,849,127
Securitas AB Class B	91,607	1,462,723
Skandinaviska Enskilda Banken AB Class A (b)	296,292	6,270,509
Skanska AB Class B	68,534	1,875,638
SKF AB Class B	71,195	1,898,266
Svenska Cellulosa AB SCA Class B	118,708	1,578,687
Svenska Handelsbanken AB Class A	292,929	4,268,995
Swedbank AB Class A (b)	166,290	5,792,047
Swedish Orphan Biovitrum AB (a)	40,740	1,470,720
Tele2 AB Class B	102,132	1,712,208
Telefonaktiebolaget LM Ericsson Class B	562,462	5,527,732
Telia Co. AB	478,608	2,044,472
Trelleborg AB Class B	38,042	1,620,503
Volvo AB Class B	316,394	10,155,442
		131,872,528
SWITZERLAND — 4.9%
ABB Ltd.	311,087	23,253,483
Avolta AG	15,455	919,594
Banque Cantonale Vaudoise	5,172	655,436
Barry Callebaut AG (b)	773	1,274,267
Belimo Holding AG	1,926	1,898,651
BKW AG	4,237	900,613
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,647,889
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,085,390
Cie Financiere Richemont SA Class A (b)	106,695	23,170,558
DSM-Firmenich AG (b)	33,072	2,670,737
EMS-Chemie Holding AG	1,465	1,016,116
Galderma Group AG	30,943	6,331,158
Geberit AG	6,800	5,318,119
Givaudan SA	1,826	7,250,989
Helvetia Baloise Holding AG	15,952	4,212,254
Julius Baer Group Ltd.	39,872	3,140,439
Kuehne & Nagel International AG (b)	9,852	2,129,574
Logitech International SA	30,098	3,097,748
Lonza Group AG	13,736	9,324,356
Partners Group Holding AG	4,500	5,580,057
Sandoz Group AG	83,674	6,108,809
Schindler Holding AG (d)	7,912	2,988,035
Schindler Holding AG (d)	4,731	1,681,005
SGS SA (b)	32,402	3,716,056
Sika AG	29,865	6,129,440
Sonova Holding AG	10,113	2,643,613
Straumann Holding AG (b)	21,380	2,522,152
Swatch Group AG Bearer Shares (b)	5,970	1,267,848
Swiss Life Holding AG	5,608	6,489,636
Swiss Prime Site AG	15,781	2,454,048
Security Description	Shares	Value
Swisscom AG	5,185	$3,766,447
UBS Group AG	624,566	29,137,216
VAT Group AG (b)(c)	5,161	2,513,891
Zurich Insurance Group AG	28,768	21,852,423
		201,148,047
UNITED KINGDOM — 11.1%
3i Group PLC	198,230	8,700,110
Admiral Group PLC	50,151	2,142,389
Ashtead Group PLC	84,161	5,757,389
Associated British Foods PLC	64,112	1,834,193
AstraZeneca PLC	305,497	56,664,299
Auto Trader Group PLC (c)	180,270	1,421,856
Aviva PLC	601,939	5,541,161
BAE Systems PLC	597,755	13,780,734
Barclays PLC	2,741,972	17,553,457
Barratt Redrow PLC	264,885	1,357,796
British American Tobacco PLC	433,754	24,585,346
BT Group PLC	1,150,387	2,847,856
Bunzl PLC	62,393	1,742,214
Centrica PLC	988,738	2,254,848
CK Hutchison Holdings Ltd.	515,000	3,503,469
Coca-Cola Europacific Partners PLC	42,000	3,809,400
Compass Group PLC	332,359	10,568,010
DCC PLC	15,557	968,825
Diageo PLC	435,477	9,392,312
Entain PLC	114,884	1,184,586
Halma PLC	73,223	3,484,525
Hikma Pharmaceuticals PLC	35,414	738,321
HSBC Holdings PLC	3,391,155	53,540,207
Imperial Brands PLC	151,392	6,351,212
Informa PLC	263,896	3,137,786
InterContinental Hotels Group PLC	28,691	4,036,600
International Consolidated Airlines Group SA	245,317	1,368,247
Intertek Group PLC	32,017	1,992,162
J Sainsbury PLC	350,599	1,532,612
JD Sports Fashion PLC	501,204	569,382
Kingfisher PLC	331,926	1,396,071
Land Securities Group PLC REIT	143,450	1,200,133
Legal & General Group PLC	1,150,178	4,051,715
Lloyds Banking Group PLC	11,618,327	15,352,187
London Stock Exchange Group PLC	91,501	11,017,529
M&G PLC	479,078	1,845,515
Marks & Spencer Group PLC	391,170	1,736,272
Melrose Industries PLC	257,722	2,039,682
National Grid PLC	973,576	14,948,034
NatWest Group PLC	1,575,990	13,816,757
Next PLC	23,425	4,310,265
Pearson PLC	118,025	1,666,870
Phoenix Group Holdings PLC	145,994	1,447,241
Reckitt Benckiser Group PLC	134,133	10,828,541
RELX PLC	361,824	14,697,471

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Rentokil Initial PLC	496,275	$2,987,127
Rolls-Royce Holdings PLC	1,655,247	25,603,477
Sage Group PLC	194,112	2,827,608
Schroders PLC	159,095	870,942
Segro PLC REIT	262,246	2,541,095
Severn Trent PLC	52,606	1,973,432
Smith & Nephew PLC	159,754	2,661,252
Smiths Group PLC	63,876	2,020,753
Spirax Group PLC	14,481	1,328,377
SSE PLC	236,638	6,935,536
Standard Chartered PLC	380,627	9,327,951
Tesco PLC	1,287,848	7,652,946
Unilever PLC	428,744	28,023,859
United Utilities Group PLC	135,274	2,172,486
Vodafone Group PLC	3,873,835	5,152,143
Whitbread PLC	32,168	1,103,323
Wise PLC Class A (a)	128,810	1,543,710
		457,441,604
UNITED STATES — 9.2%
Aegon Ltd.	250,271	1,951,701
Alcon AG	99,677	7,961,578
AP Moller - Maersk AS Class A (b)	563	1,296,044
AP Moller - Maersk AS Class B (b)	836	1,924,498
BP PLC	3,089,935	17,987,670
Buzzi SpA	16,529	1,009,450
CyberArk Software Ltd. (a)	10,140	4,523,048
Experian PLC	183,039	8,279,590
Ferrovial SE	101,676	6,608,339
GSK PLC	806,798	19,799,170
Haleon PLC	1,752,016	8,832,344
Holcim AG	99,832	9,798,594
Monday.com Ltd. (a)	9,400	1,387,064
Nestle SA (b)	507,498	50,439,120
Novartis AG	374,501	51,808,532
Qiagen NV	41,086	1,874,889
Roche Holding AG (b)	138,414	57,339,823
Roche Holding AG Bearer Shares	6,097	2,579,633
Sanofi SA	219,266	21,301,812
Schneider Electric SE	107,875	29,760,386
Shell PLC	1,140,546	42,034,092
Spotify Technology SA (a)	31,060	18,036,853
Stellantis NV	390,507	4,339,109
Security Description	Shares	Value
Swiss Re AG	58,462	$9,803,315
Tenaris SA	68,124	1,320,937
		381,997,591
TOTAL COMMON STOCKS (Cost $2,238,377,878)		4,035,522,501
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	31,668,325	31,668,325
State Street Navigator Securities Lending Portfolio II (g)(h)	97,809,942	97,809,942
TOTAL SHORT-TERM INVESTMENTS (Cost $129,478,267)		129,478,267
TOTAL INVESTMENTS — 100.7% (Cost $2,367,856,145)		4,165,000,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(30,889,419)
NET ASSETS — 100.0%		$4,134,111,349
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	640	03/20/2026	$92,111,069	$92,867,200	$756,131
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

During the year ended December 31, 2025, the average notional value related to futures contracts was $78,822,913.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,035,522,501	$—	$—	$4,035,522,501
Short-Term Investments	129,478,267	—	—	129,478,267
TOTAL INVESTMENTS	$4,165,000,768	$—	$—	$4,165,000,768
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$756,131	$—	$—	$756,131
TOTAL OTHER FINANCIAL INSTRUMENTS:	$756,131	$—	$—	$756,131

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$730,008,223	$778,978,006	$—	$—	31,668,325	$31,668,325	$1,988,620
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	900,774,900	846,232,148	—	—	97,809,942	97,809,942	864,741
Total		$123,905,298	$1,630,783,123	$1,625,210,154	$—	$—		$129,478,267	$2,853,361
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

ASSETS
Investments in unaffiliated issuers, at value*	$4,035,522,501
Investments in affiliated issuers, at value	129,478,267
Total Investments	4,165,000,768
Foreign currency, at value	2,647,057
Net cash at broker	1,678,457
Receivable from broker — accumulated variation margin on futures contracts	757,850
Receivable for investments sold	42,513,767
Dividends receivable — unaffiliated issuers	2,688,159
Dividends receivable — affiliated issuers	199,299
Securities lending income receivable — unaffiliated issuers	29,643
Securities lending income receivable — affiliated issuers	37,319
Receivable for foreign taxes recoverable	17,737,194
Prepaid expenses and other assets	556
TOTAL ASSETS	4,233,290,069
LIABILITIES
Due to custodian	146,068
Payable upon return of securities loaned	97,809,942
Advisory fee payable	754,230
Custodian fees payable	314,166
Trustees’ fees and expenses payable	261
Professional fees payable	46,328
Printing and postage fees payable	2,268
Accrued expenses and other liabilities	105,457
TOTAL LIABILITIES	99,178,720
NET ASSETS	$4,134,111,349
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,238,377,878
Investments in affiliated issuers	129,478,267
Total cost of investments	$2,367,856,145
Foreign currency, at cost	$2,630,239
* Includes investments in securities on loan, at value	$115,924,781
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2025

INVESTMENT INCOME
Interest income — unaffiliated issuers	$104,822
Dividend income — unaffiliated issuers	119,802,518
Dividend income — affiliated issuers	1,988,620
Unaffiliated securities lending income	757,493
Affiliated securities lending income	864,741
Foreign taxes withheld	(13,329,617)
TOTAL INVESTMENT INCOME (LOSS)	110,188,577
EXPENSES
Advisory fee	4,675,281
Custodian fees	424,465
Trustees’ fees and expenses	37,442
Professional fees and expenses	60,073
Printing and postage fees	3,222
Insurance expense	1,095
Interest expense	770
Miscellaneous expenses	194,874
TOTAL EXPENSES	5,397,222
NET INVESTMENT INCOME (LOSS)	$104,791,355
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	32,829,533
Foreign currency transactions	709,846
Futures contracts	17,502,980
Net realized gain (loss)	51,042,359
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	873,556,020
Foreign currency translations	2,186,782
Futures contracts	4,115,497
Net change in unrealized appreciation/depreciation	879,858,299
NET REALIZED AND UNREALIZED GAIN (LOSS)	930,900,658
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,035,692,013
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,791,355	$97,358,234
Net realized gain (loss)	51,042,359	(14,251,452)
Net change in unrealized appreciation/depreciation	879,858,299	18,817,711
Net increase (decrease) in net assets resulting from operations	1,035,692,013	101,924,493
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	386,803,105	601,428,822
Withdrawals	(784,607,784)	(231,655,661)
Net increase (decrease) in net assets from capital transactions	(397,804,679)	369,773,161
Net increase (decrease) in net assets during the period	637,887,334	471,697,654
Net assets at beginning of period	3,496,224,015	3,024,526,361
NET ASSETS AT END OF PERIOD	$4,134,111,349	$3,496,224,015
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	31.70%	3.56%	18.28%	(14.64)%	11.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,134,111	$3,496,224	$3,024,526	$3,463,427	$4,346,560
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	2.75%	2.91%	2.92%	2.98%	2.67%
Portfolio turnover rate	9%	3%	8%	18%	7%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled
14

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2025 is disclosed in the Portfolio's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
15

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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended December 31, 2025, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$757,850	$—	$757,850

16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$17,502,980	$—	$17,502,980
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$4,115,497	$—	$4,115,497
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
17

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NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$318,775,294	$574,279,753
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,530,409,129	$1,841,251,922	$205,904,152	$1,635,347,770
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 115,924,781	$ 97,809,942	$ 24,204,236	$ 122,014,178
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$97,809,942	$—	$—	$—	$97,809,942	$97,809,942
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2025.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of a Beneficial Interest in State Street International Developed Equity Index Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
21

Annual Financial Statements and Other Information
December 31, 2025
State Street Institutional Investment Trust
State Street Balanced Index Fund
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statements of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 59.8%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	212	$17,551
AeroVironment, Inc. (a)	167	40,396
Archer Aviation, Inc. Class A (a)(b)	3,202	24,079
Astronics Corp. (a)	184	9,980
ATI, Inc. (a)	780	89,513
Axon Enterprise, Inc. (a)	433	245,914
Boeing Co. (a)	4,313	936,439
BWX Technologies, Inc.	518	89,531
Byrna Technologies, Inc. (a)(b)	141	2,367
Cadre Holdings, Inc.	158	6,453
Carpenter Technology Corp.	286	90,044
Curtiss-Wright Corp.	219	120,728
Ducommun, Inc. (a)	94	8,942
General Dynamics Corp.	1,384	465,937
General Electric Co.	5,813	1,790,578
HEICO Corp.	231	74,749
HEICO Corp. Class A	426	107,535
Hexcel Corp.	478	35,324
Howmet Aerospace, Inc.	2,229	456,990
Huntington Ingalls Industries, Inc.	229	77,876
Intuitive Machines, Inc. (a)(b)	801	13,000
Karman Holdings, Inc. (a)(b)	360	26,341
Kratos Defense & Security Solutions, Inc. (a)	905	68,699
L3Harris Technologies, Inc.	1,054	309,423
Leonardo DRS, Inc.	451	15,375
Loar Holdings, Inc. (a)(b)	144	9,792
Lockheed Martin Corp.	1,113	538,325
Mercury Systems, Inc. (a)	306	22,341
Moog, Inc. Class A	171	41,647
National Presto Industries, Inc.	40	4,270
Northrop Grumman Corp.	743	423,666
Park Aerospace Corp.	205	4,375
Rocket Lab Corp. (a)	2,363	164,843
RTX Corp.	7,384	1,354,226
Satellogic, Inc. Class A (a)	850	1,589
StandardAero, Inc. (a)	716	20,535
Textron, Inc.	950	82,811
TransDigm Group, Inc.	311	413,583
V2X, Inc. (a)	107	5,837
VSE Corp.	97	16,759
Woodward, Inc.	336	101,580
		8,329,943
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	639	102,726
Expeditors International of Washington, Inc.	674	100,433
FedEx Corp.	1,183	341,721
Forward Air Corp. (a)(b)	151	3,775
GXO Logistics, Inc. (a)	706	37,164
Hub Group, Inc. Class A	361	15,382
Radiant Logistics, Inc. (a)	421	2,665
Security Description	Shares	Value
United Parcel Service, Inc. Class B	4,007	$397,454
		1,001,320
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	674	33,902
Allegiant Travel Co. (a)	101	8,612
American Airlines Group, Inc. (a)	3,608	55,311
Delta Air Lines, Inc.	3,579	248,383
Frontier Group Holdings, Inc. (a)(b)	557	2,624
JetBlue Airways Corp. (a)(b)	1,837	8,358
Joby Aviation, Inc. (a)(b)	2,887	38,108
SkyWest, Inc. (a)	201	20,182
Southwest Airlines Co.	2,955	122,130
Sun Country Airlines Holdings, Inc. (a)	271	3,900
United Airlines Holdings, Inc. (a)	1,763	197,139
		738,649
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	9,930
American Axle & Manufacturing Holdings, Inc. (a)(b)	680	4,359
Aptiv PLC (a)	1,214	92,373
Autoliv, Inc.	340	40,358
BorgWarner, Inc.	1,236	55,694
Cooper-Standard Holdings, Inc. (a)(b)	213	6,993
Dana, Inc.	793	18,842
Dorman Products, Inc. (a)	164	20,203
Fox Factory Holding Corp. (a)	251	4,295
Garrett Motion, Inc.	735	12,811
Gentex Corp.	1,184	27,552
Gentherm, Inc. (a)	194	7,056
Goodyear Tire & Rubber Co. (a)	1,709	14,971
LCI Industries	154	18,686
Lear Corp.	264	30,254
Mobileye Global, Inc. Class A (a)(b)	610	6,368
Patrick Industries, Inc.	198	21,469
Phinia, Inc.	121	7,586
QuantumScape Corp. (a)(b)	2,298	23,945
Solid Power, Inc. (a)	1,111	4,722
Standard Motor Products, Inc.	145	5,343
Visteon Corp.	161	15,311
XPEL, Inc. (a)	141	7,037
		456,158
AUTOMOBILES — 1.3%
Faraday Future Intelligent Electric, Inc. (a)(b)	1,765	1,800
Ford Motor Co.	21,277	279,154
General Motors Co.	5,136	417,660
Harley-Davidson, Inc. (b)	705	14,446
Lucid Group, Inc. (a)(b)	695	7,346
Rivian Automotive, Inc. Class A (a)	4,699	92,617
Tesla, Inc. (a)	15,445	6,945,925
Thor Industries, Inc.	318	32,649

See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Winnebago Industries, Inc.	176	$7,132
		7,798,729
BANKS — 2.4%
1st Source Corp.	108	6,749
ACNB Corp.	64	3,094
Amalgamated Financial Corp.	123	3,940
Amerant Bancorp, Inc.	233	4,546
Ameris Bancorp	372	27,628
Arrow Financial Corp.	114	3,580
Associated Banc-Corp.	911	23,467
Atlantic Union Bankshares Corp.	740	26,122
Axos Financial, Inc. (a)	318	27,399
Banc of California, Inc.	819	15,799
BancFirst Corp.	120	12,722
Bancorp, Inc. (a)	292	19,716
Bank First Corp.	62	7,553
Bank of America Corp.	36,873	2,028,015
Bank of Hawaii Corp.	235	16,067
Bank of Marin Bancorp	125	3,251
Bank OZK	601	27,658
BankUnited, Inc.	432	19,254
Bankwell Financial Group, Inc.	93	4,261
Banner Corp.	201	12,595
BayCom Corp.	110	3,234
Beacon Financial Corp.	456	12,025
BOK Financial Corp.	137	16,229
Bridgewater Bancshares, Inc. (a)	203	3,559
Burke & Herbert Financial Services Corp.	82	5,109
Business First Bancshares, Inc.	115	3,006
Byline Bancorp, Inc.	131	3,819
C&F Financial Corp.	41	2,976
Cadence Bank	1,054	45,153
California BanCorp	174	3,249
Capital City Bank Group, Inc.	104	4,427
Capitol Federal Financial, Inc.	860	5,857
Carter Bankshares, Inc. (a)	176	3,460
Cathay General Bancorp	419	20,275
Central Pacific Financial Corp.	165	5,141
ChoiceOne Financial Services, Inc.	84	2,480
Citigroup, Inc.	9,946	1,160,599
Citizens & Northern Corp.	150	3,025
Citizens Financial Group, Inc.	2,398	140,067
Citizens Financial Services, Inc.	43	2,476
City Holding Co.	89	10,609
Civista Bancshares, Inc.	135	3,000
CNB Financial Corp.	153	4,004
Coastal Financial Corp. (a)	64	7,334
Colony Bankcorp, Inc.	177	3,154
Columbia Banking System, Inc.	1,755	49,052
Columbia Financial, Inc. (a)(b)	305	4,740
Comerica, Inc.	719	62,503
Commerce Bancshares, Inc.	689	36,052
Community Financial System, Inc.	316	18,151
Community Trust Bancorp, Inc.	73	4,124
Community West Bancshares	145	3,262
Security Description	Shares	Value
ConnectOne Bancorp, Inc.	352	$9,229
Cullen/Frost Bankers, Inc.	379	47,993
Customers Bancorp, Inc. (a)	171	12,504
CVB Financial Corp.	765	14,229
Dime Community Bancshares, Inc.	217	6,530
Eagle Bancorp, Inc.	188	4,027
East West Bancorp, Inc.	769	86,428
Eastern Bankshares, Inc.	804	14,818
Enterprise Financial Services Corp.	232	12,528
Equity Bancshares, Inc. Class A	88	3,929
Esquire Financial Holdings, Inc.	44	4,491
Farmers & Merchants Bancorp, Inc.	94	2,324
Farmers National Banc Corp.	213	2,837
FB Financial Corp.	290	16,182
Fidelity D&D Bancorp, Inc.	55	2,394
Fifth Third Bancorp	3,389	158,639
Financial Institutions, Inc.	114	3,553
First BanCorp	948	19,652
First Bancorp, Inc.	105	2,776
First Bancorp/Southern Pines NC	255	12,951
First Busey Corp.	473	11,253
First Business Financial Services, Inc.	60	3,258
First Citizens BancShares, Inc. Class A	59	126,625
First Commonwealth Financial Corp.	616	10,386
First Community Bankshares, Inc.	82	2,766
First Financial Bancorp	562	14,061
First Financial Bankshares, Inc.	766	22,880
First Financial Corp.	97	5,861
First Foundation, Inc. (a)(b)	419	2,581
First Hawaiian, Inc.	756	19,127
First Horizon Corp.	2,790	66,681
First Interstate BancSystem, Inc. Class A (b)	506	17,508
First Merchants Corp.	345	12,931
First Mid Bancshares, Inc.	129	5,031
Firstsun Capital Bancorp (a)(b)	44	1,656
Five Star Bancorp	49	1,753
Flagstar Bank NA	1,791	22,549
Flushing Financial Corp.	192	2,913
FNB Corp.	657	11,235
FS Bancorp, Inc.	66	2,717
Fulton Financial Corp.	1,044	20,181
FVCBankcorp, Inc.	227	3,158
German American Bancorp, Inc.	194	7,601
Glacier Bancorp, Inc.	754	33,214
Great Southern Bancorp, Inc.	68	4,186
Greene County Bancorp, Inc.	94	2,090
Hancock Whitney Corp.	500	31,840
Hanmi Financial Corp.	196	5,298
Hawthorn Bancshares, Inc.	89	3,104
HBT Financial, Inc.	121	3,128
Heritage Commerce Corp.	341	4,095
Heritage Financial Corp.	172	4,068
Hilltop Holdings, Inc.	114	3,869

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Hingham Institution For Savings	13	$3,691
Home Bancorp, Inc.	62	3,584
Home BancShares, Inc.	1,077	29,919
HomeTrust Bancshares, Inc. (b)	94	4,036
Hope Bancorp, Inc.	703	7,705
Horizon Bancorp, Inc.	209	3,545
Huntington Bancshares, Inc.	8,632	149,765
Independent Bank Corp.	304	22,216
International Bancshares Corp.	311	20,663
John Marshall Bancorp, Inc.	127	2,539
JPMorgan Chase & Co.	14,970	4,823,633
KeyCorp	4,813	99,340
Lakeland Financial Corp.	163	9,301
LCNB Corp.	176	2,885
LINKBANCORP, Inc.	417	3,444
Live Oak Bancshares, Inc.	202	6,939
M&T Bank Corp.	873	175,892
Mercantile Bank Corp.	69	3,319
Metrocity Bankshares, Inc.	86	2,282
Metropolitan Bank Holding Corp.	58	4,429
Mid Penn Bancorp, Inc.	110	3,412
Middlefield Banc Corp.	98	3,385
Midland States Bancorp, Inc.	78	1,651
MVB Financial Corp.	142	3,668
National Bank Holdings Corp. Class A	222	8,438
NB Bancorp, Inc.	248	4,915
NBT Bancorp, Inc.	289	11,999
Nicolet Bankshares, Inc.	84	10,189
Northeast Bank	40	4,157
Northrim BanCorp, Inc.	148	3,938
Northwest Bancshares, Inc.	1,002	12,024
Norwood Financial Corp. (b)	100	2,805
OceanFirst Financial Corp.	345	6,193
OFG Bancorp	268	10,983
Old National Bancorp	1,714	38,239
Old Second Bancorp, Inc.	342	6,669
Orange County Bancorp, Inc.	100	2,855
Origin Bancorp, Inc.	192	7,221
Orrstown Financial Services, Inc.	124	4,392
Park National Corp.	89	13,544
Parke Bancorp, Inc.	131	3,280
Pathward Financial, Inc.	146	10,366
PCB Bancorp	144	3,118
Peapack-Gladstone Financial Corp.	112	3,119
Peoples Bancorp, Inc.	217	6,517
Peoples Financial Services Corp.	76	3,702
Pinnacle Financial Partners, Inc.	452	43,125
Plumas Bancorp	64	2,860
PNC Financial Services Group, Inc.	2,100	438,333
Ponce Financial Group, Inc. (a)	235	3,842
Popular, Inc.	367	45,699
Preferred Bank	73	6,893
Prosperity Bancshares, Inc.	433	29,925
Provident Financial Services, Inc.	781	15,425
QCR Holdings, Inc.	100	8,330
Security Description	Shares	Value
RBB Bancorp	128	$2,642
Red River Bancshares, Inc. (b)	52	3,714
Regions Financial Corp.	4,874	132,085
Renasant Corp.	553	19,477
Republic Bancorp, Inc. Class A	47	3,243
S&T Bancorp, Inc.	235	9,247
Seacoast Banking Corp. of Florida	501	15,741
ServisFirst Bancshares, Inc.	301	21,609
Sierra Bancorp	97	3,170
Simmons First National Corp. Class A	745	14,043
SmartFinancial, Inc.	102	3,773
South Plains Financial, Inc.	92	3,570
Southern First Bancshares, Inc. (a)	69	3,555
Southern Missouri Bancorp, Inc.	62	3,665
Southside Bancshares, Inc.	189	5,744
Southstate Bank Corp.	580	54,584
Stellar Bancorp, Inc.	183	5,662
Stock Yards Bancorp, Inc.	165	10,717
Synovus Financial Corp.	792	39,640
Texas Capital Bancshares, Inc. (a)	272	24,627
TFS Financial Corp. (b)	402	5,379
Third Coast Bancshares, Inc. (a)	85	3,231
Timberland Bancorp, Inc.	94	3,365
Tompkins Financial Corp.	65	4,714
Towne Bank	385	12,847
TriCo Bancshares	184	8,716
Triumph Financial, Inc. (a)	132	8,267
Truist Financial Corp.	7,047	346,783
TrustCo Bank Corp.	111	4,588
Trustmark Corp.	365	14,217
U.S. Bancorp	8,384	447,370
UMB Financial Corp.	395	45,441
United Bankshares, Inc.	802	30,797
United Community Banks, Inc.	705	22,010
Unity Bancorp, Inc.	67	3,465
Univest Financial Corp.	218	7,137
USCB Financial Holdings, Inc.	153	2,818
Valley National Bancorp	2,767	32,319
WaFd, Inc.	471	15,086
Webster Financial Corp.	911	57,338
Wells Fargo & Co.	17,291	1,611,521
WesBanco, Inc.	562	18,681
West BanCorp, Inc.	134	2,973
Westamerica BanCorp	160	7,653
Western Alliance Bancorp	509	42,792
Wintrust Financial Corp.	390	54,530
WSFS Financial Corp.	343	18,947
Zions Bancorp NA	858	50,227
		14,301,243
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	53	10,342
Brown-Forman Corp. Class B (b)	1,258	32,783
Celsius Holdings, Inc. (a)	925	42,310
Coca-Cola Co.	21,126	1,476,919
Coca-Cola Consolidated, Inc.	323	49,516

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Constellation Brands, Inc. Class A	806	$111,196
Keurig Dr. Pepper, Inc.	7,482	209,571
MGP Ingredients, Inc.	114	2,770
Molson Coors Beverage Co. Class B	890	41,545
Monster Beverage Corp. (a)	4,005	307,063
National Beverage Corp. (a)	155	4,943
PepsiCo, Inc.	7,494	1,075,539
Primo Brands Corp.	1,265	20,683
Vita Coco Co., Inc. (a)	239	12,669
		3,397,849
BIOTECHNOLOGY — 1.4%
4D Molecular Therapeutics, Inc. (a)(b)	346	2,595
AbbVie, Inc.	9,731	2,223,436
Abeona Therapeutics, Inc. (a)(b)	509	2,682
Absci Corp. (a)	498	1,738
ACADIA Pharmaceuticals, Inc. (a)	740	19,765
ADMA Biologics, Inc. (a)	1,383	25,226
Agenus, Inc. (a)(b)	551	1,730
Agios Pharmaceuticals, Inc. (a)	340	9,255
Akebia Therapeutics, Inc. (a)(b)	1,648	2,653
Akero Therapeutics, Inc. (a)	390	254
Alector, Inc. (a)(b)	779	1,215
Alkermes PLC (a)	984	27,532
Allogene Therapeutics, Inc. (a)(b)	1,415	1,939
Alnylam Pharmaceuticals, Inc. (a)	709	281,934
Altimmune, Inc. (a)	439	1,585
Amgen, Inc.	2,990	978,657
Amicus Therapeutics, Inc. (a)	1,612	22,955
AnaptysBio, Inc. (a)	65	3,151
Anavex Life Sciences Corp. (a)(b)	545	1,940
Anika Therapeutics, Inc. (a)	327	3,142
Annexon, Inc. (a)	554	2,781
Apellis Pharmaceuticals, Inc. (a)	634	15,926
Apogee Therapeutics, Inc. (a)(b)	197	14,870
Arbutus Biopharma Corp. (a)(b)	1,025	4,930
Arcellx, Inc. (a)	230	14,996
Arcturus Therapeutics Holdings, Inc. (a)(b)	166	1,018
Arcus Biosciences, Inc. (a)	361	8,603
Arcutis Biotherapeutics, Inc. (a)	647	18,789
Ardelyx, Inc. (a)	1,430	8,337
ArriVent Biopharma, Inc. (a)	106	2,133
Arrowhead Pharmaceuticals, Inc. (a)	773	51,319
ARS Pharmaceuticals, Inc. (a)(b)	407	4,742
Astria Therapeutics, Inc. (a)	308	4,032
aTyr Pharma, Inc. (a)(b)	3,393	2,657
Aura Biosciences, Inc. (a)(b)	336	1,831
Avidity Biosciences, Inc. (a)	700	50,491
Avita Medical, Inc. (a)(b)	232	800
Beam Therapeutics, Inc. (a)(b)	449	12,446
Benitec Biopharma, Inc. (a)	127	1,711
BioAtla, Inc. (a)	1,271	722
BioCryst Pharmaceuticals, Inc. (a)	1,279	9,976
Biogen, Inc. (a)	827	145,544
Security Description	Shares	Value
Biohaven Ltd. (a)	499	$5,634
BioMarin Pharmaceutical, Inc. (a)	1,133	67,334
Bridgebio Pharma, Inc. (a)	894	68,382
Candel Therapeutics, Inc. (a)(b)	33	186
Capricor Therapeutics, Inc. (a)	324	9,351
CareDx, Inc. (a)	319	6,010
Cartesian Therapeutics, Inc. (a)(b)	89	642
Catalyst Pharmaceuticals, Inc. (a)	659	15,381
Celcuity, Inc. (a)(b)	241	24,037
Celldex Therapeutics, Inc. (a)	413	11,217
CG oncology, Inc. (a)	279	11,584
Checkpoint Therapeutics, Inc. (a)	678	108
Cidara Therapeutics, Inc. (a)	118	26,065
Cogent Biosciences, Inc. (a)	914	32,465
Compass Therapeutics, Inc. (a)	855	4,591
Corbus Pharmaceuticals Holdings, Inc. (a)	113	920
Corvus Pharmaceuticals, Inc. (a)	292	2,248
CRISPR Therapeutics AG (a)	515	27,007
Cullinan Therapeutics, Inc. (a)	413	4,275
Cytokinetics, Inc. (a)	708	44,986
CytomX Therapeutics, Inc. (a)(b)	559	2,381
Day One Biopharmaceuticals, Inc. (a)	436	4,064
Denali Therapeutics, Inc. (a)	750	12,383
Dianthus Therapeutics, Inc. (a)	135	5,563
Disc Medicine, Inc. (a)	123	9,767
Dynavax Technologies Corp. (a)	747	11,489
Dyne Therapeutics, Inc. (a)	473	9,252
Editas Medicine, Inc. (a)(b)	1,103	2,261
Eledon Pharmaceuticals, Inc. (a)(b)	359	542
Emergent BioSolutions, Inc. (a)	363	4,487
Entrada Therapeutics, Inc. (a)	169	1,737
Erasca, Inc. (a)	1,427	5,308
Ethzilla Corp. (a)	131	642
Exact Sciences Corp. (a)	1,100	111,716
Exelixis, Inc. (a)	1,567	68,682
Foghorn Therapeutics, Inc. (a)	385	2,079
Geron Corp. (a)	3,193	4,215
Gilead Sciences, Inc.	6,889	845,556
Gossamer Bio, Inc. (a)(b)	1,683	5,217
GRAIL, Inc. (a)	203	17,375
Halozyme Therapeutics, Inc. (a)	696	46,841
Humacyte, Inc. (a)(b)	679	652
Ideaya Biosciences, Inc. (a)	522	18,046
Immuneering Corp. Class A (a)	372	2,448
ImmunityBio, Inc. (a)(b)	976	1,932
Immunome, Inc. (a)	366	7,862
Immunovant, Inc. (a)(b)	423	10,753
Incyte Corp. (a)	952	94,029
Insmed, Inc. (a)	1,207	210,066
Instil Bio, Inc. (a)(b)	76	836
Intellia Therapeutics, Inc. (a)(b)	639	5,745
Ionis Pharmaceuticals, Inc. (a)	924	73,098
Iovance Biotherapeutics, Inc. (a)(b)	1,355	3,699
Ironwood Pharmaceuticals, Inc. (a)	922	3,107

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Janux Therapeutics, Inc. (a)	191	$2,636
KalVista Pharmaceuticals, Inc. (a)(b)	332	5,362
Keros Therapeutics, Inc. (a)	77	1,568
Kodiak Sciences, Inc. (a)	287	8,025
Krystal Biotech, Inc. (a)	151	37,228
Kura Oncology, Inc. (a)	501	5,205
Kymera Therapeutics, Inc. (a)	274	21,320
Madrigal Pharmaceuticals, Inc. (a)	101	58,816
MannKind Corp. (a)	1,675	9,497
MiMedx Group, Inc. (a)	710	4,807
Mineralys Therapeutics, Inc. (a)	233	8,456
Mirum Pharmaceuticals, Inc. (a)	254	20,063
Moderna, Inc. (a)	2,009	59,245
Monopar Therapeutics, Inc. (a)	50	3,265
Monte Rosa Therapeutics, Inc. (a)(b)	361	5,660
Myriad Genetics, Inc. (a)	554	3,407
Natera, Inc. (a)	795	182,127
Neurocrine Biosciences, Inc. (a)	561	79,567
Neurogene, Inc. (a)	69	1,421
Novavax, Inc. (a)(b)	968	6,505
Nurix Therapeutics, Inc. (a)	367	6,962
Nuvalent, Inc. Class A (a)	227	22,834
Ocugen, Inc. (a)(b)	3,448	4,655
Olema Pharmaceuticals, Inc. (a)	344	8,600
Organogenesis Holdings, Inc. (a)	735	3,807
ORIC Pharmaceuticals, Inc. (a)	337	2,757
Oruka Therapeutics, Inc. (a)(b)	208	6,304
Palvella Therapeutics, Inc. (a)	53	5,548
Perspective Therapeutics, Inc. (a)	443	1,218
Praxis Precision Medicines, Inc. (a)	103	30,358
Precigen, Inc. (a)(b)	1,137	4,753
Prime Medicine, Inc. (a)	645	2,238
ProKidney Corp. (a)(b)	1,229	2,753
Protagonist Therapeutics, Inc. (a)	352	30,744
Prothena Corp. PLC (a)(b)	333	3,180
PTC Therapeutics, Inc. (a)	465	35,321
Recursion Pharmaceuticals, Inc. Class A (a)(b)	1,720	7,035
Regeneron Pharmaceuticals, Inc.	566	436,878
REGENXBIO, Inc. (a)	326	4,694
Relay Therapeutics, Inc. (a)	869	7,352
Replimune Group, Inc. (a)(b)	498	4,841
Revolution Medicines, Inc. (a)	1,002	79,809
Rhythm Pharmaceuticals, Inc. (a)	317	33,932
Rigel Pharmaceuticals, Inc. (a)	125	5,354
Rocket Pharmaceuticals, Inc. (a)(b)	350	1,229
Roivant Sciences Ltd. (a)	2,350	50,995
Sagimet Biosciences, Inc. Class A (a)(b)	488	2,889
Sana Biotechnology, Inc. (a)	1,271	5,173
Sangamo Therapeutics, Inc. (a)(b)	1,531	643
Sarepta Therapeutics, Inc. (a)	569	12,245
Savara, Inc. (a)	1,020	6,151
Scholar Rock Holding Corp. (a)(b)	430	18,941
Soleno Therapeutics, Inc. (a)	318	14,723
Security Description	Shares	Value
Spyre Therapeutics, Inc. (a)(b)	305	$9,992
Stoke Therapeutics, Inc. (a)(b)	258	8,189
Summit Therapeutics, Inc. (a)(b)	822	14,377
Syndax Pharmaceuticals, Inc. (a)	547	11,492
Tango Therapeutics, Inc. (a)	779	6,902
Taysha Gene Therapies, Inc. (a)	1,415	7,783
Tectonic Therapeutic, Inc. (a)(b)	73	1,523
TG Therapeutics, Inc. (a)	794	23,669
Tonix Pharmaceuticals Holding Corp. (a)	108	1,687
Travere Therapeutics, Inc. (a)	426	16,277
TScan Therapeutics, Inc. (a)(b)	713	713
Twist Bioscience Corp. (a)(b)	348	11,039
Tyra Biosciences, Inc. (a)(b)	185	4,864
Ultragenyx Pharmaceutical, Inc. (a)	557	12,811
uniQure NV (a)	281	6,724
United Therapeutics Corp. (a)	250	121,812
Vanda Pharmaceuticals, Inc. (a)	610	5,380
Vaxcyte, Inc. (a)	673	31,052
Vera Therapeutics, Inc. (a)	324	16,407
Veracyte, Inc. (a)	457	19,240
Verastem, Inc. (a)	454	3,505
Vericel Corp. (a)	295	10,623
Vertex Pharmaceuticals, Inc. (a)	1,425	646,038
Viking Therapeutics, Inc. (a)(b)	658	23,148
Vir Biotechnology, Inc. (a)	774	4,667
Viridian Therapeutics, Inc. (a)	394	12,261
Xencor, Inc. (a)	394	6,032
XOMA Royalty Corp. (a)(b)	100	2,659
Zenas Biopharma, Inc. (a)(b)	157	5,701
		8,393,954
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	53,432	12,333,174
Coupang, Inc. (a)	7,494	176,783
Dillard's, Inc. Class A (b)	18	10,914
eBay, Inc.	2,564	223,324
Etsy, Inc. (a)	558	30,936
Groupon, Inc. (a)(b)	213	3,751
Kohl's Corp.	653	13,328
Macy's, Inc.	1,320	29,106
Ollie's Bargain Outlet Holdings, Inc. (a)	367	40,227
Savers Value Village, Inc. (a)	344	3,213
		12,864,756
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	535	35,781
AAON, Inc. (b)	400	30,500
Advanced Drainage Systems, Inc.	417	60,394
Allegion PLC	450	71,649
American Woodmark Corp. (a)	93	5,013
Apogee Enterprises, Inc.	135	4,915
Armstrong World Industries, Inc.	209	39,940
AZZ, Inc.	178	19,078
Builders FirstSource, Inc. (a)	617	63,483
Carlisle Cos., Inc.	238	76,127

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Carrier Global Corp.	4,419	$233,500
CSW Industrials, Inc. (b)	99	29,059
Fortune Brands Innovations, Inc.	654	32,713
Gibraltar Industries, Inc. (a)	188	9,295
Griffon Corp.	243	17,897
Hayward Holdings, Inc. (a)	851	13,148
Insteel Industries, Inc.	128	4,054
Janus International Group, Inc. (a)	887	5,801
JELD-WEN Holding, Inc. (a)	549	1,351
Johnson Controls International PLC	3,371	403,677
Lennox International, Inc.	165	80,121
Masco Corp.	975	61,873
Masterbrand, Inc. (a)	776	8,567
Modine Manufacturing Co. (a)	310	41,388
Owens Corning	462	51,702
Quanex Building Products Corp.	296	4,552
Resideo Technologies, Inc. (a)	866	30,414
Simpson Manufacturing Co., Inc.	238	38,430
Tecnoglass, Inc. (b)	131	6,592
Trane Technologies PLC	1,204	468,597
Trex Co., Inc. (a)	616	21,609
UFP Industries, Inc.	319	29,045
Zurn Elkay Water Solutions Corp.	857	39,842
		2,040,107
CAPITAL MARKETS — 2.0%
Acadian Asset Management, Inc.	178	8,366
Affiliated Managers Group, Inc.	152	43,819
AlTi Global, Inc. (a)(b)	754	3,499
Ameriprise Financial, Inc.	496	243,209
ARES Management Corp. Class A	1,143	184,743
Artisan Partners Asset Management, Inc. Class A (b)	407	16,581
Bakkt Holdings, Inc. (a)(b)	56	562
Bank of New York Mellon Corp.	3,922	455,305
BGC Group, Inc. Class A	2,257	20,155
Blackrock, Inc.	800	856,272
Blackstone, Inc.	4,068	627,042
Blue Owl Capital, Inc. (b)	3,468	51,812
Carlyle Group, Inc.	1,551	91,680
Cboe Global Markets, Inc.	567	142,317
Charles Schwab Corp.	9,245	923,668
CME Group, Inc.	2,021	551,895
Cohen & Steers, Inc.	161	10,108
Coinbase Global, Inc. Class A (a)	1,261	285,163
Diamond Hill Investment Group, Inc.	19	3,220
DigitalBridge Group, Inc.	916	14,051
Donnelley Financial Solutions, Inc. (a)	161	7,517
Evercore, Inc. Class A	204	69,411
FactSet Research Systems, Inc.	211	61,230
Federated Hermes, Inc.	467	24,317
Franklin Resources, Inc.	1,831	43,743
Galaxy Digital, Inc. Class A (a)	920	20,571
Goldman Sachs Group, Inc.	1,635	1,437,165
Hamilton Lane, Inc. Class A	242	32,503
Houlihan Lokey, Inc.	291	50,689
Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	2,479	$159,424
Intercontinental Exchange, Inc.	3,166	512,765
Invesco Ltd.	2,454	64,467
Janus Henderson Group PLC	521	24,784
Jefferies Financial Group, Inc.	938	58,128
KKR & Co., Inc.	3,757	478,942
Lazard, Inc.	673	32,681
LPL Financial Holdings, Inc.	440	157,155
MarketAxess Holdings, Inc.	225	40,781
Moelis & Co. Class A	353	24,265
Moody's Corp.	826	421,962
Morgan Stanley	6,669	1,183,948
Morningstar, Inc.	131	28,468
MSCI, Inc.	409	234,656
Nasdaq, Inc.	2,538	246,516
Northern Trust Corp.	1,110	151,615
Open Lending Corp. (a)	682	1,057
Oppenheimer Holdings, Inc. Class A	50	3,614
P10, Inc. Class A (b)	283	2,776
Perella Weinberg Partners (b)	325	5,622
Piper Sandler Cos.	93	31,593
PJT Partners, Inc. Class A	141	23,575
Raymond James Financial, Inc.	1,020	163,802
Robinhood Markets, Inc. Class A (a)	4,278	483,842
S&P Global, Inc.	1,699	887,880
SEI Investments Co.	300	24,606
State Street Corp. (c)	1,631	210,415
StepStone Group, Inc. Class A	372	23,871
Stifel Financial Corp.	590	73,880
StoneX Group, Inc. (a)	256	24,353
Strive, Inc. Class A (a)	2,439	1,800
T. Rowe Price Group, Inc.	1,148	117,532
TPG, Inc.	705	45,007
Tradeweb Markets, Inc. Class A	677	72,805
Victory Capital Holdings, Inc. Class A	271	17,097
Virtu Financial, Inc. Class A	504	16,793
Virtus Investment Partners, Inc.	43	7,015
WisdomTree, Inc. (b)	729	8,887
		12,348,992
CHEMICALS — 0.6%
AdvanSix, Inc.	191	3,304
Air Products & Chemicals, Inc.	1,226	302,846
Albemarle Corp.	644	91,087
Ashland, Inc.	290	17,014
ASP Isotopes, Inc. (a)	414	2,215
Aspen Aerogels, Inc. (a)	374	1,058
Avient Corp.	543	16,963
Axalta Coating Systems Ltd. (a)	1,157	37,383
Balchem Corp.	195	29,905
Cabot Corp.	259	17,167
Celanese Corp.	646	27,313
CF Industries Holdings, Inc.	861	66,590
Chemours Co.	882	10,399
Corteva, Inc.	3,743	250,893

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Dow, Inc.	4,008	$93,707
DuPont de Nemours, Inc.	2,213	88,963
Eastman Chemical Co.	625	39,894
Ecolab, Inc.	1,398	367,003
Ecovyst, Inc. (a)	616	5,994
Element Solutions, Inc.	1,327	33,162
Flotek Industries, Inc. (a)(b)	156	2,688
FMC Corp. (b)	740	10,264
Hawkins, Inc.	115	16,337
HB Fuller Co.	320	19,027
Huntsman Corp.	973	9,730
Ingevity Corp. (a)	226	13,375
Innospec, Inc.	149	11,404
International Flavors & Fragrances, Inc.	1,469	98,996
Intrepid Potash, Inc. (a)	111	3,078
Koppers Holdings, Inc.	124	3,358
Linde PLC	2,541	1,083,457
LSB Industries, Inc. (a)	392	3,332
LyondellBasell Industries NV Class A	1,420	61,486
Mativ Holdings, Inc.	336	4,082
Minerals Technologies, Inc.	192	11,702
Mosaic Co.	1,770	42,639
NewMarket Corp.	46	31,614
Olin Corp.	691	14,394
Orion SA	346	1,827
Perimeter Solutions, Inc. (a)	833	22,932
PPG Industries, Inc.	1,171	119,981
PureCycle Technologies, Inc. (a)(b)	819	7,035
Quaker Chemical Corp.	82	11,259
RPM International, Inc.	651	67,704
Scotts Miracle-Gro Co.	255	14,879
Sensient Technologies Corp.	257	24,145
Sherwin-Williams Co.	1,252	405,686
Solstice Advanced Materials, Inc. (a)	883	42,896
Stepan Co.	127	6,015
Tronox Holdings PLC (b)	704	2,936
Westlake Corp. (b)	201	14,862
		3,685,980
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	374	15,820
ACCO Brands Corp.	725	2,704
ACV Auctions, Inc. Class A (a)	902	7,234
Brady Corp. Class A	262	20,533
BrightView Holdings, Inc. (a)	340	4,308
Brink's Co.	227	26,498
Casella Waste Systems, Inc. Class A (a)(b)	324	31,733
CECO Environmental Corp. (a)	177	10,593
Cimpress PLC (a)	91	6,060
Cintas Corp.	1,812	340,783
Clean Harbors, Inc. (a)	271	63,544
Copart, Inc. (a)	4,792	187,607
CoreCivic, Inc. (a)	658	12,574
Deluxe Corp.	255	5,694
Security Description	Shares	Value
Driven Brands Holdings, Inc. (a)(b)	309	$4,579
Ennis, Inc.	217	3,908
Enviri Corp. (a)(b)	625	11,200
GEO Group, Inc. (a)(b)	807	13,009
Healthcare Services Group, Inc. (a)	466	8,910
HNI Corp.	284	11,939
Interface, Inc.	350	9,772
Liquidity Services, Inc. (a)	153	4,637
MillerKnoll, Inc.	427	7,806
Montrose Environmental Group, Inc. (a)	235	5,835
MSA Safety, Inc.	203	32,508
OPENLANE, Inc. (a)	656	19,536
Pitney Bowes, Inc.	978	10,338
Quad/Graphics, Inc. (b)	427	2,677
RB Global, Inc.	1,056	108,631
Republic Services, Inc.	1,095	232,063
Rollins, Inc.	1,580	94,832
Tetra Tech, Inc.	1,499	50,277
UniFirst Corp.	91	17,554
Veralto Corp.	1,308	130,512
Vestis Corp.	691	4,609
Waste Management, Inc.	2,040	448,208
		1,969,025
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc. (a)	508	4,415
Applied Optoelectronics, Inc. (a)(b)	242	8,436
Arista Networks, Inc. (a)	5,702	747,133
Calix, Inc. (a)	355	18,790
Ciena Corp. (a)	807	188,733
Cisco Systems, Inc.	21,645	1,667,314
Clearfield, Inc. (a)(b)	107	3,119
CommScope Holding Co., Inc. (a)	1,303	23,623
Digi International, Inc. (a)	223	9,654
Extreme Networks, Inc. (a)	802	13,353
F5, Inc. (a)	325	82,960
Harmonic, Inc. (a)	696	6,883
Lumentum Holdings, Inc. (a)	384	141,539
Motorola Solutions, Inc.	893	342,305
NETGEAR, Inc. (a)	208	5,102
NetScout Systems, Inc. (a)	473	12,799
Ondas Holdings, Inc. (a)(b)	2,337	22,809
Ribbon Communications, Inc. (a)(b)	775	2,232
Ubiquiti, Inc.	26	14,387
Viasat, Inc. (a)	643	22,158
Viavi Solutions, Inc. (a)	1,062	18,925
		3,356,669
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	704	67,112
Ameresco, Inc. Class A (a)(b)	202	5,917
API Group Corp. (a)	2,133	81,608
Arcosa, Inc.	284	30,195
Argan, Inc.	76	23,812
Bowman Consulting Group Ltd. (a)	114	3,764
Centuri Holdings, Inc. (a)	144	3,636

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Comfort Systems USA, Inc.	185	$172,659
Construction Partners, Inc. Class A (a)	260	28,223
Dycom Industries, Inc. (a)	159	53,726
EMCOR Group, Inc.	253	154,783
Everus Construction Group, Inc. (a)	302	25,839
Fluor Corp. (a)	819	32,457
Granite Construction, Inc. (b)	254	29,299
Great Lakes Dredge & Dock Corp. (a)	453	5,943
IES Holdings, Inc. (a)	50	19,451
Limbach Holdings, Inc. (a)(b)	61	4,749
MasTec, Inc. (a)	334	72,601
Matrix Service Co. (a)	231	2,703
MYR Group, Inc. (a)	98	21,413
NWPX Infrastructure, Inc. (a)	67	4,187
Orion Group Holdings, Inc. (a)	350	3,479
Primoris Services Corp.	316	39,228
Quanta Services, Inc.	814	343,557
Sterling Infrastructure, Inc. (a)	181	55,428
Tutor Perini Corp.	265	17,760
Valmont Industries, Inc.	105	42,244
WillScot Holdings Corp. (b)	1,055	19,866
		1,365,639
CONSTRUCTION MATERIALS — 0.2%
Amrize Ltd. (a)	2,893	156,453
CRH PLC	3,735	466,128
Eagle Materials, Inc.	190	39,269
Knife River Corp. (a)	337	23,708
Martin Marietta Materials, Inc.	345	214,818
U.S. Lime & Minerals, Inc.	65	7,783
Vulcan Materials Co.	684	195,091
		1,103,250
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,505	68,161
American Express Co.	2,970	1,098,752
Bread Financial Holdings, Inc.	292	21,617
Capital One Financial Corp.	3,519	852,865
Credit Acceptance Corp. (a)(b)	38	16,851
Dave, Inc. (a)	44	9,742
Encore Capital Group, Inc. (a)	160	8,696
Enova International, Inc. (a)	157	24,680
EZCORP, Inc. Class A (a)	342	6,642
FirstCash Holdings, Inc.	235	37,454
Green Dot Corp. Class A (a)	416	5,329
LendingClub Corp. (a)	675	12,785
LendingTree, Inc. (a)(b)	70	3,716
Navient Corp.	325	4,225
Nelnet, Inc. Class A	9	1,197
NerdWallet, Inc. Class A (a)	246	3,333
OneMain Holdings, Inc.	596	40,260
PRA Group, Inc. (a)	251	4,440
PROG Holdings, Inc.	255	7,520
SLM Corp.	1,282	34,691
SoFi Technologies, Inc. (a)	6,941	181,715
Security Description	Shares	Value
Synchrony Financial	1,978	$165,025
Upstart Holdings, Inc. (a)	460	20,116
World Acceptance Corp. (a)	26	3,650
		2,633,462
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	2,060	35,370
Andersons, Inc.	193	10,262
BJ's Wholesale Club Holdings, Inc. (a)	756	68,063
Casey's General Stores, Inc.	212	117,175
Chefs' Warehouse, Inc. (a)	210	13,089
Costco Wholesale Corp.	2,423	2,089,450
Dollar General Corp.	1,212	160,917
Dollar Tree, Inc. (a)	1,066	131,129
Grocery Outlet Holding Corp. (a)(b)	594	5,999
Ingles Markets, Inc. Class A	91	6,238
Kroger Co.	3,455	215,868
Maplebear, Inc. (a)	930	41,831
Natural Grocers by Vitamin Cottage, Inc.	87	2,179
Performance Food Group Co. (a)	869	78,140
PriceSmart, Inc.	150	18,401
Sprouts Farmers Market, Inc. (a)	561	44,695
Sysco Corp.	2,488	183,341
Target Corp.	2,548	249,067
U.S. Foods Holding Corp. (a)	1,173	88,350
United Natural Foods, Inc. (a)	368	12,391
Weis Markets, Inc.	92	5,896
Walmart, Inc.	24,104	2,685,427
		6,263,278
CONTAINERS & PACKAGING — 0.1%
Amcor PLC	12,799	106,744
AptarGroup, Inc.	318	38,783
Avery Dennison Corp.	412	74,935
Ball Corp.	1,497	79,296
Crown Holdings, Inc. (b)	623	64,150
Graphic Packaging Holding Co.	1,606	24,186
Greif, Inc. Class A	183	12,389
International Paper Co.	2,875	113,246
Myers Industries, Inc.	275	5,148
O-I Glass, Inc. (a)	943	13,919
Packaging Corp. of America	476	98,165
Ranpak Holdings Corp. (a)(b)	438	2,370
Sealed Air Corp.	854	35,381
Silgan Holdings, Inc. (b)	483	19,499
Smurfit WestRock PLC	2,832	109,513
Sonoco Products Co.	576	25,137
TriMas Corp.	228	8,083
		830,944
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	774	95,171
GigaCloud Technology, Inc. Class A (a)(b)	205	8,052
Gold.com, Inc.	138	4,699

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
LKQ Corp.	1,535	$46,357
Pool Corp.	190	43,463
Weyco Group, Inc.	85	2,600
		200,342
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,088	16,850
Adtalem Global Education, Inc. (a)	222	22,970
American Public Education, Inc. (a)	157	5,935
Bright Horizons Family Solutions, Inc. (a)	347	35,186
Carriage Services, Inc.	81	3,426
Coursera, Inc. (a)	790	5,814
Duolingo, Inc. (a)	223	39,137
Frontdoor, Inc. (a)	452	26,076
Graham Holdings Co. Class B	15	16,479
Grand Canyon Education, Inc. (a)	139	23,117
H&R Block, Inc.	685	29,852
Laureate Education, Inc. (a)	812	27,340
Lincoln Educational Services Corp. (a)(b)	213	5,144
Matthews International Corp. Class A	199	5,198
Mister Car Wash, Inc. (a)	596	3,314
OneSpaWorld Holdings Ltd.	646	13,398
Perdoceo Education Corp.	369	10,823
Service Corp. International	787	61,362
Strategic Education, Inc.	142	11,388
Stride, Inc. (a)	250	16,233
Udemy, Inc. (a)(b)	612	3,580
Universal Technical Institute, Inc. (a)	274	7,160
		389,782
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	441	9,102
American Assets Trust, Inc. REIT	303	5,736
Broadstone Net Lease, Inc. REIT	1,124	19,524
CTO Realty Growth, Inc. REIT	153	2,817
Essential Properties Realty Trust, Inc. REIT (b)	1,152	34,168
Gladstone Commercial Corp. REIT	246	2,625
Global Net Lease, Inc. REIT	1,294	11,128
WP Carey, Inc. REIT	1,250	80,450
		165,550
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	123	2,685
AST SpaceMobile, Inc. (a)(b)	1,302	94,564
AT&T, Inc.	39,076	970,648
Bandwidth, Inc. Class A (a)	167	2,580
Cogent Communications Holdings, Inc.	255	5,498
Frontier Communications Parent, Inc. (a)	608	23,147
GCI Liberty, Inc. Class A (a)	19	701
GCI Liberty, Inc. Class C (a)	186	6,921
Globalstar, Inc. (a)(b)	305	18,617
IDT Corp. Class B	122	6,248
Security Description	Shares	Value
Iridium Communications, Inc.	710	$12,340
Liberty Global Ltd. Class A (a)	1,668	18,581
Liberty Latin America Ltd. Class C (a)(b)	652	4,864
Lumen Technologies, Inc. (a)	5,223	40,583
Shenandoah Telecommunications Co. (b)	347	4,011
Uniti Group, Inc. (b)	902	6,323
Verizon Communications, Inc.	23,250	946,972
		2,165,283
ELECTRIC UTILITIES — 0.8%
Alliant Energy Corp.	1,288	83,733
American Electric Power Co., Inc.	2,977	343,278
Constellation Energy Corp.	1,747	617,163
Duke Energy Corp.	4,324	506,816
Edison International	2,124	127,482
Entergy Corp.	2,549	235,604
Evergy, Inc.	1,219	88,365
Eversource Energy	1,991	134,054
Exelon Corp.	5,644	246,022
FirstEnergy Corp.	2,866	128,311
Genie Energy Ltd. Class B (b)	192	2,646
Hawaiian Electric Industries, Inc. (a)(b)	1,028	12,644
IDACORP, Inc. (b)	319	40,373
MGE Energy, Inc.	220	17,252
NextEra Energy, Inc.	11,449	919,126
NRG Energy, Inc.	1,071	170,546
OGE Energy Corp.	1,128	48,166
Oklo, Inc. (a)(b)	661	47,433
Otter Tail Corp.	249	20,122
PG&E Corp.	12,198	196,022
Pinnacle West Capital Corp.	649	57,566
Portland General Electric Co.	598	28,698
PPL Corp.	4,190	146,734
Southern Co.	6,064	528,781
TXNM Energy, Inc.	40	2,355
Xcel Energy, Inc.	3,339	246,618
		4,995,910
ELECTRICAL EQUIPMENT — 0.6%
Acuity, Inc.	161	57,966
Allient, Inc.	120	6,450
American Superconductor Corp. (a)	231	6,648
AMETEK, Inc.	1,268	260,333
Amprius Technologies, Inc. (a)	739	5,831
Array Technologies, Inc. (a)(b)	891	8,215
Atkore, Inc.	210	13,283
Babcock & Wilcox Enterprises, Inc. (a)	431	2,733
Bloom Energy Corp. Class A (a)	1,179	102,443
Eaton Corp. PLC	2,149	684,478
Emerson Electric Co.	3,106	412,228
Energy Vault Holdings, Inc. (a)(b)	1,271	5,859
EnerSys	207	30,377
Enovix Corp. (a)(b)	1,044	7,632

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Eos Energy Enterprises, Inc. (a)	1,669	$19,127
ESS Tech, Inc. (a)	971	1,825
Fluence Energy, Inc. (a)(b)	377	7,457
GE Vernova, Inc.	1,488	972,512
Generac Holdings, Inc. (a)	344	46,911
GrafTech International Ltd. (a)	139	2,156
Hubbell, Inc.	301	133,677
Hyliion Holdings Corp. (a)(b)	965	1,776
LSI Industries, Inc.	181	3,316
NANO Nuclear Energy, Inc. (a)(b)	124	2,977
Nextpower, Inc. Class A (a)	850	74,044
NuScale Power Corp. (a)(b)	767	10,868
nVent Electric PLC	853	86,980
Plug Power, Inc. (a)(b)	6,471	12,748
Powell Industries, Inc.	56	17,852
Preformed Line Products Co. (b)	24	4,961
Regal Rexnord Corp.	368	51,638
Rockwell Automation, Inc.	623	242,391
Sensata Technologies Holding PLC	775	25,800
SES AI Corp. (a)(b)	2,308	4,154
Shoals Technologies Group, Inc. Class A (a)	1,031	8,764
Sunrun, Inc. (a)	1,346	24,766
T1 Energy, Inc. (a)	369	2,465
Thermon Group Holdings, Inc. (a)	220	8,175
Vertiv Holdings Co. Class A	2,103	340,707
Vicor Corp. (a)	143	15,673
		3,728,196
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Advanced Energy Industries, Inc.	223	46,689
Aeva Technologies, Inc. (a)(b)	415	5,511
Amphenol Corp. Class A	6,738	910,573
Arlo Technologies, Inc. (a)	604	8,450
Arrow Electronics, Inc. (a)	244	26,884
Avnet, Inc.	330	15,866
Badger Meter, Inc.	176	30,696
Bel Fuse, Inc. Class B (b)	100	16,963
Belden, Inc.	243	28,322
Benchmark Electronics, Inc.	220	9,407
CDW Corp.	693	94,387
Climb Global Solutions, Inc. (b)	24	2,467
Cognex Corp.	1,019	36,664
Coherent Corp. (a)	870	160,576
Corning, Inc.	4,298	376,333
Crane NXT Co. (b)	296	13,933
CTS Corp.	187	8,017
Daktronics, Inc. (a)	242	4,784
ePlus, Inc.	158	13,857
Evolv Technologies Holdings, Inc. (a)	595	4,260
Fabrinet (a)	202	91,967
Flex Ltd. (a)	2,027	122,471
Insight Enterprises, Inc. (a)	152	12,383
IPG Photonics Corp. (a)	169	12,100
Itron, Inc. (a)	265	24,608
Security Description	Shares	Value
Jabil, Inc.	610	$139,092
Keysight Technologies, Inc. (a)	915	185,919
Kimball Electronics, Inc. (a)	185	5,147
Knowles Corp. (a)	348	7,458
Lightwave Logic, Inc. (a)(b)	1,017	3,295
Littelfuse, Inc.	150	37,938
Methode Electronics, Inc.	324	2,151
MicroVision, Inc. (a)(b)	4,029	3,336
Mirion Technologies, Inc. (a)	1,464	34,287
Napco Security Technologies, Inc.	218	9,091
nLight, Inc. (a)	322	12,078
Novanta, Inc. (a)(b)	215	25,583
OSI Systems, Inc. (a)	94	23,976
Ouster, Inc. (a)	333	7,206
PC Connection, Inc.	78	4,505
Plexus Corp. (a)	164	24,108
Powerfleet, Inc. NJ (a)(b)	593	3,155
Ralliant Corp.	684	34,822
Red Cat Holdings, Inc. (a)(b)	594	4,710
Rogers Corp. (a)	104	9,523
Sanmina Corp. (a)	323	48,473
ScanSource, Inc. (a)	134	5,234
SmartRent, Inc. (a)(b)	2,027	4,095
Stem, Inc. (a)	63	948
TD SYNNEX Corp.	381	57,238
TE Connectivity PLC	1,557	354,233
Teledyne Technologies, Inc. (a)	260	132,790
Trimble, Inc. (a)	1,335	104,597
TTM Technologies, Inc. (a)	608	41,952
Unusual Machines, Inc. (a)(b)	492	6,268
Vishay Intertechnology, Inc.	671	9,723
Vishay Precision Group, Inc. (a)(b)	142	5,467
Vontier Corp.	759	28,220
Vuzix Corp. (a)(b)	400	1,512
Zebra Technologies Corp. Class A (a)	286	69,446
		3,525,744
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	1,007	26,202
Atlas Energy Solutions, Inc. (b)	371	3,495
Baker Hughes Co.	5,243	238,766
Bristow Group, Inc. (a)	153	5,603
Cactus, Inc. Class A	400	18,272
Core Laboratories, Inc. (b)	310	4,969
Expro Group Holdings NV (a)	656	8,758
Flowco Holdings, Inc. Class A	181	3,392
Forum Energy Technologies, Inc. (a)	271	10,013
Halliburton Co.	4,718	133,331
Helix Energy Solutions Group, Inc. (a)	857	5,373
Helmerich & Payne, Inc.	591	16,950
Innovex International, Inc. (a)	238	5,205
Kodiak Gas Services, Inc.	430	16,082
Liberty Energy, Inc.	976	18,017
Natural Gas Services Group, Inc.	117	3,937
Noble Corp. PLC	798	22,536

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
NOV, Inc.	2,137	$33,401
Oceaneering International, Inc. (a)	610	14,658
Oil States International, Inc. (a)	563	3,812
Patterson-UTI Energy, Inc.	2,206	13,479
ProPetro Holding Corp. (a)	552	5,250
Ranger Energy Services, Inc. Class A	190	2,656
Seadrill Ltd. (a)	372	12,871
Select Water Solutions, Inc.	572	6,017
SLB Ltd.	8,118	311,569
Solaris Energy Infrastructure, Inc. (b)	184	8,458
TechnipFMC PLC	2,238	99,725
TETRA Technologies, Inc. (a)	815	7,637
Tidewater, Inc. (a)	283	14,294
Transocean Ltd. (a)	4,741	19,580
Valaris Ltd. (a)	377	19,001
Weatherford International PLC	429	33,574
		1,146,883
ENTERTAINMENT — 0.8%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	3,398
Atlanta Braves Holdings, Inc. Class A (a)(b)	91	3,867
Atlanta Braves Holdings, Inc. Class C (a)	166	6,549
Cinemark Holdings, Inc.	638	14,827
Electronic Arts, Inc.	1,242	253,778
Eventbrite, Inc. Class A (a)	850	3,782
Liberty Live Holdings, Inc. Class A (a)	68	5,542
Liberty Live Holdings, Inc. Class C (a)	351	29,189
Liberty Media Corp.-Liberty Formula One Class A (a)	140	12,513
Liberty Media Corp.-Liberty Formula One Class C (a)	1,237	121,857
Lionsgate Studios Corp. (a)	1,698	15,503
Live Nation Entertainment, Inc. (a)	866	123,405
Madison Square Garden Entertainment Corp. (a)	238	12,826
Madison Square Garden Sports Corp. (a)	99	25,606
Marcus Corp.	166	2,575
Netflix, Inc. (a)	23,303	2,184,889
Playtika Holding Corp.	373	1,473
Reading International, Inc. Class A (a)	1,858	1,951
ROBLOX Corp. Class A (a)	3,590	290,898
Roku, Inc. (a)	753	81,693
Sphere Entertainment Co. (a)(b)	166	15,783
Starz Entertainment Corp. (a)	84	983
Take-Two Interactive Software, Inc. (a)	976	249,885
TKO Group Holdings, Inc.	395	82,555
Walt Disney Co.	9,763	1,110,737
Security Description	Shares	Value
Warner Bros Discovery, Inc. (a)	13,700	$394,834
Warner Music Group Corp. Class A	829	25,425
		5,076,323
FINANCIAL SERVICES — 2.2%
Affirm Holdings, Inc. (a)	1,619	120,502
Alerus Financial Corp.	171	3,851
Apollo Global Management, Inc.	2,534	366,822
Berkshire Hathaway, Inc. Class B (a)	10,071	5,062,188
Block, Inc. (a)	3,118	202,951
Cannae Holdings, Inc.	355	5,584
Cass Information Systems, Inc.	88	3,654
Corebridge Financial, Inc.	1,532	46,220
Corpay, Inc. (a)	402	120,974
Enact Holdings, Inc.	162	6,422
Equitable Holdings, Inc.	1,713	81,624
Essent Group Ltd.	548	35,625
Euronet Worldwide, Inc. (a)	249	18,951
EVERTEC, Inc.	393	11,432
Federal Agricultural Mortgage Corp. Class A	88	11,668
Fidelity National Information Services, Inc.	2,964	196,987
Fiserv, Inc. (a)	2,927	196,607
Flywire Corp. (a)	673	9,530
Global Payments, Inc.	1,318	102,013
HA Sustainable Infrastructure Capital, Inc.	693	21,781
Jack Henry & Associates, Inc.	383	69,890
Jackson Financial, Inc. Class A	393	41,913
Marqeta, Inc. Class A (a)	2,507	11,908
Mastercard, Inc. Class A	4,462	2,547,267
Merchants Bancorp	166	5,654
MGIC Investment Corp.	1,280	37,402
NCR Atleos Corp. (a)	445	16,959
NMI Holdings, Inc. (a)	471	19,212
Paymentus Holdings, Inc. Class A (a)(b)	112	3,538
Payoneer Global, Inc. (a)	1,498	8,419
PayPal Holdings, Inc.	5,210	304,160
PennyMac Financial Services, Inc.	188	24,786
Radian Group, Inc.	744	26,777
Remitly Global, Inc. (a)	887	12,241
Repay Holdings Corp. (a)(b)	497	1,814
Rocket Cos., Inc. Class A	5,314	102,879
Sezzle, Inc. (a)	90	5,713
Shift4 Payments, Inc. Class A (a)(b)	379	23,866
Toast, Inc. Class A (a)	2,542	90,266
UWM Holdings Corp.	697	3,053
Visa, Inc. Class A	9,252	3,244,769
Voya Financial, Inc.	554	41,267
Walker & Dunlop, Inc.	191	11,489
Waterstone Financial, Inc.	197	3,260
Western Union Co. (b)	1,581	14,719
WEX, Inc. (a)	186	27,710
		13,326,317

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	2,630	$151,199
B&G Foods, Inc. (b)	525	2,258
Beyond Meat, Inc. (a)(b)	615	504
Bunge Global SA	745	66,365
Calavo Growers, Inc.	111	2,414
Cal-Maine Foods, Inc.	188	14,959
Campbell's Co.	1,180	32,887
Conagra Brands, Inc.	2,453	42,461
Darling Ingredients, Inc. (a)	943	33,948
Flowers Foods, Inc.	1,163	12,653
Fresh Del Monte Produce, Inc.	232	8,266
Freshpet, Inc. (a)	286	17,426
General Mills, Inc.	2,995	139,267
Hain Celestial Group, Inc. (a)(b)	623	667
Hershey Co.	809	147,222
Hormel Foods Corp.	1,734	41,096
Ingredion, Inc.	87	9,593
J&J Snack Foods Corp.	92	8,314
J.M. Smucker Co.	629	61,522
John B Sanfilippo & Son, Inc.	60	4,236
Kraft Heinz Co.	4,891	118,607
Lamb Weston Holdings, Inc.	817	34,224
Limoneira Co. (b)	113	1,427
Mama's Creations, Inc. (a)	360	4,856
Marzetti Co.	114	18,744
McCormick & Co., Inc.	1,437	97,874
Mission Produce, Inc. (a)	279	3,236
Mondelez International, Inc. Class A	7,270	391,344
Pilgrim's Pride Corp.	250	9,747
Post Holdings, Inc. (a)	273	27,041
Seaboard Corp.	1	4,445
Seneca Foods Corp. Class B (a)	38	4,152
Simply Good Foods Co. (a)	546	10,964
SunOpta, Inc. (a)(b)	586	2,227
Tootsie Roll Industries, Inc. (b)	183	6,703
TreeHouse Foods, Inc. (a)	284	6,700
Tyson Foods, Inc. Class A	1,449	84,940
Utz Brands, Inc.	463	4,806
Vital Farms, Inc. (a)(b)	181	5,781
Westrock Coffee Co. (a)(b)	441	1,795
		1,636,870
GAS UTILITIES — 0.1%
Atmos Energy Corp.	906	151,873
Chesapeake Utilities Corp.	137	17,092
MDU Resources Group, Inc.	1,190	23,229
National Fuel Gas Co.	394	31,544
New Jersey Resources Corp.	579	26,703
Northwest Natural Holding Co.	246	11,498
ONE Gas, Inc.	325	25,106
Southwest Gas Holdings, Inc.	364	29,127
Spire, Inc.	340	28,118
UGI Corp.	1,078	40,350
		384,640
Security Description	Shares	Value
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	137	$10,164
Avis Budget Group, Inc. (a)	100	12,832
CSX Corp.	10,279	372,614
FTAI Infrastructure, Inc. (b)	655	3,020
Heartland Express, Inc.	305	2,754
Hertz Global Holdings, Inc. (a)(b)	817	4,199
JB Hunt Transport Services, Inc.	440	85,510
Knight-Swift Transportation Holdings, Inc.	965	50,450
Landstar System, Inc.	179	25,722
Lyft, Inc. Class A (a)	2,133	41,316
Norfolk Southern Corp.	1,217	351,372
Old Dominion Freight Line, Inc.	1,061	166,365
RXO, Inc. (a)(b)	824	10,415
Ryder System, Inc.	219	41,914
Saia, Inc. (a)	154	50,284
Schneider National, Inc. Class B	126	3,343
Uber Technologies, Inc. (a)	11,427	933,700
U-Haul Holding Co.	684	31,970
Union Pacific Corp.	3,211	742,769
Universal Logistics Holdings, Inc. (b)	63	957
Werner Enterprises, Inc.	364	10,924
XPO, Inc. (a)	672	91,332
		3,043,926
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Abbott Laboratories	9,525	1,193,387
Align Technology, Inc. (a)	393	61,367
Alphatec Holdings, Inc. (a)	663	13,950
AngioDynamics, Inc. (a)	446	5,727
Artivion, Inc. (a)	235	10,718
AtriCure, Inc. (a)	296	11,710
Axogen, Inc. (a)	275	9,001
Baxter International, Inc.	3,036	58,018
Becton Dickinson & Co.	1,570	304,690
Beta Bionics, Inc. (a)	130	3,961
Bioventus, Inc. Class A (a)(b)	266	1,979
Boston Scientific Corp. (a)	8,131	775,291
Butterfly Network, Inc. (a)(b)	1,008	3,830
Cerus Corp. (a)	1,786	3,679
ClearPoint Neuro, Inc. (a)(b)	146	1,997
CONMED Corp.	185	7,511
Cooper Cos., Inc. (a)	1,138	93,271
Delcath Systems, Inc. (a)(b)	136	1,374
Dentsply Sirona, Inc.	1,223	13,979
Dexcom, Inc. (a)	2,159	143,293
Edwards Lifesciences Corp. (a)	3,236	275,869
Embecta Corp.	359	4,265
Enovis Corp. (a)	336	8,951
Envista Holdings Corp. (a)	1,060	23,013
GE HealthCare Technologies, Inc.	2,502	205,214
Glaukos Corp. (a)	326	36,809
Globus Medical, Inc. Class A (a)	668	58,323
Haemonetics Corp. (a)	303	24,285
Hologic, Inc. (a)	1,135	84,546
ICU Medical, Inc. (a)	145	20,687

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	440	$297,673
Inspire Medical Systems, Inc. (a)	177	16,325
Insulet Corp. (a)	403	114,549
Integer Holdings Corp. (a)	199	15,608
Integra LifeSciences Holdings Corp. (a)	406	5,043
Intuitive Surgical, Inc. (a)	1,951	1,104,968
iRadimed Corp.	59	5,740
iRhythm Technologies, Inc. (a)	188	33,359
Lantheus Holdings, Inc. (a)	412	27,419
LeMaitre Vascular, Inc.	122	9,894
LivaNova PLC (a)	324	19,936
Masimo Corp. (a)	263	34,206
Medline, Inc. Class A (a)	1,197	50,274
Medtronic PLC	7,026	674,918
Merit Medical Systems, Inc. (a)	346	30,496
Microbot Medical, Inc. (a)	904	1,808
Neogen Corp. (a)	1,188	8,304
Novocure Ltd. (a)	593	7,668
Omnicell, Inc. (a)	282	12,775
OraSure Technologies, Inc. (a)(b)	777	1,880
Orthofix Medical, Inc. (a)	265	4,017
OrthoPediatrics Corp. (a)	123	2,184
Outset Medical, Inc. (a)	211	783
Penumbra, Inc. (a)	207	64,358
PROCEPT BioRobotics Corp. (a)(b)	307	9,658
Pulmonx Corp. (a)	500	1,105
Pulse Biosciences, Inc. (a)	176	2,416
QuidelOrtho Corp. (a)	363	10,367
ResMed, Inc.	782	188,360
RxSight, Inc. (a)	205	2,136
Senseonics Holdings, Inc. (a)(b)	249	1,374
SI-BONE, Inc. (a)	259	5,107
Solventum Corp. (a)	775	61,411
STAAR Surgical Co. (a)(b)	297	6,858
STERIS PLC	544	137,915
Stryker Corp.	1,863	654,789
Tactile Systems Technology, Inc. (a)	190	5,510
Tandem Diabetes Care, Inc. (a)	394	8,660
Teleflex, Inc.	235	28,679
TransMedics Group, Inc. (a)(b)	198	24,087
UFP Technologies, Inc. (a)	43	9,547
Varex Imaging Corp. (a)	253	2,947
Zimmer Biomet Holdings, Inc.	1,082	97,293
		7,263,099
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Acadia Healthcare Co., Inc. (a)(b)	553	7,847
AdaptHealth Corp. (a)	647	6,444
Addus HomeCare Corp. (a)	106	11,383
agilon health, Inc. (a)	1,693	1,166
Alignment Healthcare, Inc. (a)	625	12,344
AMN Healthcare Services, Inc. (a)	227	3,577
Astrana Health, Inc. (a)	245	6,078
Aveanna Healthcare Holdings, Inc. (a)	517	4,224
Security Description	Shares	Value
BrightSpring Health Services, Inc. (a)	655	$24,530
Brookdale Senior Living, Inc. (a)	1,271	13,714
Cardinal Health, Inc.	1,270	260,985
Castle Biosciences, Inc. (a)	171	6,652
Cencora, Inc.	1,012	341,803
Centene Corp. (a)	2,650	109,047
Chemed Corp.	79	33,801
Cigna Group	1,469	404,313
Clover Health Investments Corp. (a)(b)	2,442	5,739
Community Health Systems, Inc. (a)(b)	787	2,455
Concentra Group Holdings Parent, Inc.	645	12,694
CorVel Corp. (a)	162	10,963
Cross Country Healthcare, Inc. (a)	178	1,442
CVS Health Corp.	7,029	557,821
DaVita, Inc. (a)	194	22,040
DocGo, Inc. (a)(b)	746	655
Elevance Health, Inc.	1,234	432,579
Encompass Health Corp.	528	56,042
Enhabit, Inc. (a)	413	3,808
Ensign Group, Inc.	335	58,357
Fulgent Genetics, Inc. (a)	185	4,860
GeneDx Holdings Corp. (a)	119	15,477
Guardant Health, Inc. (a)	737	75,277
HCA Healthcare, Inc.	883	412,237
HealthEquity, Inc. (a)	517	47,362
Henry Schein, Inc. (a)	597	45,121
Hims & Hers Health, Inc. (a)(b)	1,180	38,315
Humana, Inc.	670	171,607
Kindly MD, Inc. (a)	2,471	868
Labcorp Holdings, Inc.	453	113,649
LifeStance Health Group, Inc. (a)(b)	807	5,681
McKesson Corp.	669	548,774
Molina Healthcare, Inc. (a)	310	53,797
National HealthCare Corp.	74	10,145
National Research Corp.	159	2,984
NeoGenomics, Inc. (a)	770	9,055
Nutex Health, Inc. (a)(b)	15	2,469
Oncology Institute, Inc. (a)	1,003	3,571
OPKO Health, Inc. (a)	2,280	2,873
Option Care Health, Inc. (a)	1,015	32,338
Owens & Minor, Inc. (a)(b)	451	1,263
PACS Group, Inc. (a)	275	10,557
Pediatrix Medical Group, Inc. (a)	527	11,273
Pennant Group, Inc. (a)	185	5,208
Privia Health Group, Inc. (a)	604	14,321
Progyny, Inc. (a)	469	12,044
Quest Diagnostics, Inc.	576	99,953
RadNet, Inc. (a)	385	27,470
Select Medical Holdings Corp.	616	9,148
Surgery Partners, Inc. (a)(b)	454	7,014
Talkspace, Inc. (a)	971	3,525
Tenet Healthcare Corp. (a)	504	100,155

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
U.S. Physical Therapy, Inc.	89	$6,950
UnitedHealth Group, Inc.	4,982	1,644,608
Universal Health Services, Inc. Class B	298	64,970
Viemed Healthcare, Inc. (a)	348	2,586
		6,030,008
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	849	41,550
American Healthcare REIT, Inc.	892	41,978
CareTrust REIT, Inc. (b)	1,093	39,523
Community Healthcare Trust, Inc. REIT	162	2,660
Diversified Healthcare Trust REIT	1,622	7,867
Global Medical REIT, Inc. (b)	80	2,699
Healthcare Realty Trust, Inc. REIT	2,187	37,070
Healthpeak Properties, Inc. REIT	3,939	63,339
LTC Properties, Inc. REIT	269	9,248
Medical Properties Trust, Inc. REIT	3,649	18,245
National Health Investors, Inc. REIT	262	20,009
Omega Healthcare Investors, Inc. REIT	1,649	73,117
Sabra Health Care REIT, Inc.	1,412	26,743
Sila Realty Trust, Inc. REIT	343	7,995
Universal Health Realty Income Trust REIT	91	3,568
Ventas, Inc. REIT	2,452	189,736
Welltower, Inc. REIT	3,725	691,397
		1,276,744
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	699	6,158
Claritev Corp. (a)(b)	54	2,308
Definitive Healthcare Corp. (a)	718	2,061
Doximity, Inc. Class A (a)	779	34,494
Evolent Health, Inc. Class A (a)	654	2,616
GoodRx Holdings, Inc. Class A (a)(b)	708	1,919
HealthStream, Inc.	146	3,368
LifeMD, Inc. (a)(b)	320	1,091
Phreesia, Inc. (a)	341	5,770
Schrodinger, Inc. (a)	351	6,276
Simulations Plus, Inc. (a)(b)	109	1,987
Teladoc Health, Inc. (a)(b)	1,085	7,595
Veeva Systems, Inc. Class A (a)	859	191,755
Waystar Holding Corp. (a)	509	16,670
		284,068
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	1,296	15,358
DiamondRock Hospitality Co. REIT	1,218	10,913
Host Hotels & Resorts, Inc. REIT	3,557	63,066
Park Hotels & Resorts, Inc. REIT (b)	1,193	12,479
Pebblebrook Hotel Trust REIT	714	8,082
RLJ Lodging Trust REIT (b)	879	6,549
Ryman Hospitality Properties, Inc. REIT	334	31,603
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	727	$3,540
Sunstone Hotel Investors, Inc. REIT	1,147	10,254
Xenia Hotels & Resorts, Inc. REIT	599	8,470
		170,314
HOTELS, RESTAURANTS & LEISURE — 1.1%
Accel Entertainment, Inc. (a)	344	3,925
Airbnb, Inc. Class A (a)	2,321	315,006
Aramark	1,447	53,336
Biglari Holdings, Inc. Class B (a)(b)	6	1,995
BJ's Restaurants, Inc. (a)	136	5,358
Bloomin' Brands, Inc.	481	2,968
Booking Holdings, Inc.	177	947,893
Boyd Gaming Corp.	99	8,439
Brinker International, Inc. (a)	237	34,014
Caesars Entertainment, Inc. (a)	1,218	28,489
Carnival Corp. (a)	5,989	182,904
Cava Group, Inc. (a)	478	28,054
Cheesecake Factory, Inc.	275	13,882
Chipotle Mexican Grill, Inc. (a)	7,274	269,138
Choice Hotels International, Inc. (b)	36	3,429
Churchill Downs, Inc.	404	45,967
Cracker Barrel Old Country Store, Inc.	133	3,378
Darden Restaurants, Inc.	652	119,981
Dave & Buster's Entertainment, Inc. (a)	189	3,064
Denny's Corp. (a)(b)	479	2,979
Dine Brands Global, Inc. (b)	93	2,989
Domino's Pizza, Inc.	128	53,353
DoorDash, Inc. Class A (a)	2,048	463,831
DraftKings, Inc. Class A (a)	2,844	98,004
Dutch Bros, Inc. Class A (a)	677	41,446
Expedia Group, Inc.	649	183,868
First Watch Restaurant Group, Inc. (a)	254	3,830
Flutter Entertainment PLC (a)	969	208,374
Global Business Travel Group I (a)(b)	466	3,565
Golden Entertainment, Inc.	134	3,643
Hilton Grand Vacations, Inc. (a)	383	17,139
Hilton Worldwide Holdings, Inc.	1,289	370,265
Hyatt Hotels Corp. Class A	240	38,477
Inspired Entertainment, Inc. (a)(b)	292	2,733
Jack in the Box, Inc.	123	2,331
Krispy Kreme, Inc.	541	2,175
Kura Sushi USA, Inc. Class A (a)(b)	35	1,832
Las Vegas Sands Corp.	1,706	111,044
Life Time Group Holdings, Inc. (a)	656	17,437
Lindblad Expeditions Holdings, Inc. (a)	232	3,345
Lucky Strike Entertainment Corp. Class C	261	2,211
Marriott International, Inc. Class A	1,232	382,216
Marriott Vacations Worldwide Corp.	192	11,077
McDonald's Corp.	3,854	1,177,898
MGM Resorts International (a)	1,141	41,635

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Monarch Casino & Resort, Inc.	74	$7,082
Norwegian Cruise Line Holdings Ltd. (a)	2,521	56,269
Papa John's International, Inc. (b)	194	7,467
Penn Entertainment, Inc. (a)	899	13,260
Planet Fitness, Inc. Class A (a)	481	52,174
Portillo's, Inc. Class A (a)(b)	412	1,871
Pursuit Attractions & Hospitality, Inc. (a)(b)	137	4,614
RCI Hospitality Holdings, Inc. (b)	61	1,454
Red Rock Resorts, Inc. Class A	293	18,151
Royal Caribbean Cruises Ltd.	1,398	389,930
Rush Street Interactive, Inc. (a)	463	8,996
Sabre Corp. (a)	2,357	3,206
Serve Robotics, Inc. (a)(b)	374	3,882
Shake Shack, Inc. Class A (a)	237	19,237
Sharplink Gaming, Inc. (a)(b)	980	8,761
Six Flags Entertainment Corp. (a)(b)	557	8,544
Starbucks Corp.	6,206	522,607
Sweetgreen, Inc. Class A (a)(b)	602	4,070
Target Hospitality Corp. (a)	152	1,218
Texas Roadhouse, Inc.	361	59,926
Travel & Leisure Co.	404	28,494
United Parks & Resorts, Inc. (a)(b)	177	6,425
Vail Resorts, Inc. (b)	222	29,482
Wendy's Co. (b)	1,020	8,497
Wingstop, Inc. (b)	159	37,920
Wyndham Hotels & Resorts, Inc.	450	34,002
Wynn Resorts Ltd.	498	59,924
Xponential Fitness, Inc. Class A (a)(b)	192	1,580
Yum! Brands, Inc.	1,550	234,484
		6,952,444
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	49	28,946
Century Communities, Inc.	89	5,282
Champion Homes, Inc. (a)	315	26,617
Cricut, Inc. Class A (b)	225	1,114
DR Horton, Inc.	1,495	215,325
Ethan Allen Interiors, Inc.	139	3,175
Garmin Ltd.	894	181,348
Green Brick Partners, Inc. (a)	186	11,655
Helen of Troy Ltd. (a)(b)	137	2,911
Hovnanian Enterprises, Inc. Class A (a)	27	2,634
Installed Building Products, Inc.	139	36,055
KB Home	394	22,226
La-Z-Boy, Inc.	257	9,578
Legacy Housing Corp. (a)	119	2,323
Leggett & Platt, Inc.	900	9,900
Lennar Corp. Class A	1,103	113,388
LGI Homes, Inc. (a)	126	5,413
Lovesac Co. (a)(b)	94	1,386
M/I Homes, Inc. (a)	161	20,600
Meritage Homes Corp.	432	28,426
Mohawk Industries, Inc. (a)	202	22,079
Security Description	Shares	Value
Newell Brands, Inc.	2,506	$9,322
NVR, Inc. (a)	15	109,392
PulteGroup, Inc.	1,132	132,738
Smith Douglas Homes Corp. (a)(b)	100	1,677
Somnigroup International, Inc.	1,168	104,279
Sonos, Inc. (a)	736	12,924
Taylor Morrison Home Corp. (a)	553	32,555
Toll Brothers, Inc.	537	72,613
TopBuild Corp. (a)	155	64,664
Tri Pointe Homes, Inc. (a)	555	17,466
Whirlpool Corp.	326	23,518
		1,331,529
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	388	11,326
Church & Dwight Co., Inc.	1,260	105,651
Clorox Co.	651	65,640
Colgate-Palmolive Co.	4,124	325,879
Energizer Holdings, Inc.	393	7,817
Kimberly-Clark Corp.	1,797	181,299
Oil-Dri Corp. of America	88	4,307
Procter & Gamble Co.	12,913	1,850,562
Reynolds Consumer Products, Inc.	346	7,930
Spectrum Brands Holdings, Inc.	165	9,748
WD-40 Co.	81	15,949
		2,586,108
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,198	60,199
Clearway Energy, Inc. Class A	207	6,504
Clearway Energy, Inc. Class C	498	16,564
Hallador Energy Co. (a)	233	4,436
Ormat Technologies, Inc.	320	35,350
Talen Energy Corp. (a)	246	92,211
Vistra Corp.	1,731	279,262
		494,526
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	2,902	464,610
Honeywell International, Inc.	3,478	678,523
		1,143,133
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT (b)	1,574	20,242
EastGroup Properties, Inc. REIT	290	51,661
First Industrial Realty Trust, Inc. REIT	768	43,983
Industrial Logistics Properties Trust REIT	783	4,338
Innovative Industrial Properties, Inc. REIT	166	7,862
Lineage, Inc. REIT (b)	363	12,705
LXP Industrial Trust REIT	338	16,758
Plymouth Industrial REIT, Inc.	308	6,739
Prologis, Inc. REIT	5,165	659,364

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Rexford Industrial Realty, Inc. REIT	1,295	$50,142
STAG Industrial, Inc. REIT	1,077	39,591
Terreno Realty Corp. REIT	571	33,523
		946,908
INSURANCE — 1.1%
Aflac, Inc.	2,682	295,744
Allstate Corp.	1,384	288,080
American Coastal Insurance Corp. Class C (b)	229	2,892
American Financial Group, Inc.	400	54,672
American International Group, Inc.	2,994	256,137
AMERISAFE, Inc.	125	4,801
Aon PLC Class A	1,195	421,692
Arch Capital Group Ltd. (a)	2,034	195,101
Arthur J Gallagher & Co.	1,440	372,658
Assurant, Inc.	284	68,401
Assured Guaranty Ltd.	236	21,209
Axis Capital Holdings Ltd.	399	42,729
Baldwin Insurance Group, Inc. (a)	401	9,636
Bowhead Specialty Holdings, Inc. (a)(b)	87	2,483
Brighthouse Financial, Inc. (a)	288	18,660
Brown & Brown, Inc.	1,640	130,708
Chubb Ltd.	1,993	622,055
Cincinnati Financial Corp.	907	148,131
CNO Financial Group, Inc.	623	26,459
Crawford & Co. Class A	259	2,914
Donegal Group, Inc. Class B	197	3,485
Employers Holdings, Inc.	161	6,950
Erie Indemnity Co. Class A	148	42,424
Everest Group Ltd.	232	78,729
F&G Annuities & Life, Inc. (b)	203	6,263
Fidelity National Financial, Inc.	1,397	76,262
First American Financial Corp.	603	37,048
Genworth Financial, Inc. (a)	2,544	22,972
Globe Life, Inc.	458	64,056
Goosehead Insurance, Inc. Class A	146	10,753
Greenlight Capital Re Ltd. Class A (a)	205	2,989
Hagerty, Inc. Class A (a)	269	3,615
Hanover Insurance Group, Inc.	215	39,296
Hartford Insurance Group, Inc.	1,591	219,240
HCI Group, Inc.	50	9,585
Heritage Insurance Holdings, Inc. (a)	82	2,399
Hippo Holdings, Inc. (a)	121	3,640
Horace Mann Educators Corp.	241	11,129
Investors Title Co.	11	2,746
Kemper Corp.	363	14,716
Kinsale Capital Group, Inc.	125	48,890
Lemonade, Inc. (a)(b)	327	23,276
Lincoln National Corp.	995	44,307
Loews Corp.	718	75,613
Markel Group, Inc. (a)	70	150,475
Marsh & McLennan Cos., Inc.	2,682	497,565
MBIA, Inc. (a)(b)	456	3,265
Security Description	Shares	Value
Mercury General Corp.	161	$15,144
MetLife, Inc.	2,962	233,820
Octave Specialty Group, Inc. (a)	300	2,334
Old Republic International Corp.	1,238	56,502
Oscar Health, Inc. Class A (a)	1,154	16,583
Palomar Holdings, Inc. (a)	160	21,562
Primerica, Inc.	183	47,280
Principal Financial Group, Inc.	1,091	96,237
Progressive Corp.	3,216	732,348
Prudential Financial, Inc.	1,879	212,102
Reinsurance Group of America, Inc.	326	66,328
RenaissanceRe Holdings Ltd.	262	73,664
RLI Corp.	502	32,118
Root, Inc. Class A (a)(b)	46	3,323
Ryan Specialty Holdings, Inc.	626	32,320
Safety Insurance Group, Inc.	105	8,181
Selective Insurance Group, Inc.	367	30,707
Selectquote, Inc. (a)	647	912
SiriusPoint Ltd. (a)	605	13,243
Skyward Specialty Insurance Group, Inc. (a)	205	10,478
Stewart Information Services Corp.	167	11,733
Tiptree, Inc.	152	2,777
Travelers Cos., Inc.	1,236	358,514
Trupanion, Inc. (a)	199	7,437
TWFG, Inc. (a)(b)	93	2,676
United Fire Group, Inc.	141	5,125
Universal Insurance Holdings, Inc.	169	5,712
Unum Group	867	67,192
W.R. Berkley Corp.	1,523	106,793
White Mountains Insurance Group Ltd.	15	31,170
Willis Towers Watson PLC	519	170,543
		6,961,708
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A	31,945	9,998,785
Alphabet, Inc. Class C	25,584	8,028,259
Angi, Inc. (a)(b)	222	2,870
Bumble, Inc. Class A (a)(b)	669	2,388
Cargurus, Inc. (a)	364	13,959
Cars.com, Inc. (a)	375	4,575
EverQuote, Inc. Class A (a)	170	4,590
fuboTV, Inc. Class A (a)(b)	2,191	5,521
Grindr, Inc. (a)(b)	202	2,735
IAC, Inc. (a)	423	16,539
Match Group, Inc.	1,358	43,850
MediaAlpha, Inc. Class A (a)(b)	104	1,347
Meta Platforms, Inc. Class A	11,964	7,897,317
Nextdoor Holdings, Inc. (a)	1,271	2,669
Pinterest, Inc. Class A (a)	3,367	87,172
QuinStreet, Inc. (a)	360	5,173
Reddit, Inc. Class A (a)	695	159,760
Rumble, Inc. (a)(b)	529	3,343
Shutterstock, Inc.	152	2,903
Snap, Inc. Class A (a)	6,240	50,357
TripAdvisor, Inc. (a)(b)	664	9,668

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
TrueCar, Inc. (a)	754	$1,704
Trump Media & Technology Group Corp. (a)	539	7,136
Yelp, Inc. (a)	394	11,974
Ziff Davis, Inc. (a)	264	9,280
ZipRecruiter, Inc. Class A (a)(b)	515	2,009
ZoomInfo Technologies, Inc. (a)	1,535	15,611
		26,391,494
IT SERVICES — 0.7%
Accenture PLC Class A	3,415	916,245
Akamai Technologies, Inc. (a)	749	65,350
Applied Digital Corp. (a)(b)	1,354	33,200
ASGN, Inc. (a)	267	12,861
Backblaze, Inc. Class A (a)	475	2,214
BigBear.ai Holdings, Inc. (a)(b)	2,384	12,874
Cloudflare, Inc. Class A (a)	1,746	344,224
Cognizant Technology Solutions Corp. Class A	2,663	221,029
Commerce.com, Inc. (a)	497	2,048
CoreWeave, Inc. Class A (a)	1,222	87,507
DigitalOcean Holdings, Inc. (a)	375	18,045
DXC Technology Co. (a)	1,085	15,895
EPAM Systems, Inc. (a)	296	60,645
Fastly, Inc. Class A (a)	801	8,154
Gartner, Inc. (a)	405	102,173
GoDaddy, Inc. Class A (a)	709	87,973
Grid Dynamics Holdings, Inc. (a)	370	3,341
Hackett Group, Inc.	162	3,180
International Business Machines Corp.	5,150	1,525,482
Kyndryl Holdings, Inc. (a)	1,149	30,517
MongoDB, Inc. (a)	454	190,539
Okta, Inc. (a)	948	81,974
Rackspace Technology, Inc. (a)	891	865
Snowflake, Inc. (a)	1,863	408,668
TSS, Inc. (a)	158	1,117
Twilio, Inc. Class A (a)	880	125,171
Unisys Corp. (a)	458	1,264
VeriSign, Inc.	438	106,412
		4,468,967
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp.	166	13,250
Brunswick Corp.	393	29,176
Malibu Boats, Inc. Class A (a)(b)	134	3,780
MasterCraft Boat Holdings, Inc. (a)(b)	146	2,761
Mattel, Inc. (a)	1,782	35,355
Peloton Interactive, Inc. Class A (a)	2,107	12,979
Polaris, Inc.	312	19,734
Sturm Ruger & Co., Inc.	102	3,330
Topgolf Callaway Brands Corp. (a)	874	10,200
YETI Holdings, Inc. (a)	497	21,953
		152,518
Security Description	Shares	Value
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	667	$54,694
LIFE SCIENCES TOOLS & SERVICES — 0.6%
10X Genomics, Inc. Class A (a)	647	10,553
Adaptive Biotechnologies Corp. (a)	747	12,131
Agilent Technologies, Inc.	1,520	206,826
Avantor, Inc. (a)	3,812	43,685
Azenta, Inc. (a)	299	9,945
BioLife Solutions, Inc. (a)	226	5,465
Bio-Rad Laboratories, Inc. Class A (a)	100	30,299
Bio-Techne Corp.	936	55,046
Bruker Corp.	653	30,763
Charles River Laboratories International, Inc. (a)	291	58,049
Codexis, Inc. (a)(b)	706	1,151
CryoPort, Inc. (a)(b)	432	4,147
Cytek Biosciences, Inc. (a)(b)	661	3,338
Danaher Corp.	3,449	789,545
Fortrea Holdings, Inc. (a)	541	9,332
Ginkgo Bioworks Holdings, Inc. (a)	257	2,136
Illumina, Inc. (a)	852	111,748
IQVIA Holdings, Inc. (a)	923	208,053
Maravai LifeSciences Holdings, Inc. Class A (a)(b)	950	3,087
Medpace Holdings, Inc. (a)	127	71,329
Mesa Laboratories, Inc.	46	3,611
Mettler-Toledo International, Inc. (a)	105	146,390
Niagen Bioscience, Inc. (a)(b)	399	2,538
Pacific Biosciences of California, Inc. (a)	1,744	3,261
Personalis, Inc. (a)(b)	421	3,351
Quanterix Corp. (a)	271	1,724
Quantum-Si, Inc. (a)	632	695
Repligen Corp. (a)	310	50,797
Revvity, Inc.	548	53,019
Sotera Health Co. (a)	941	16,599
Standard BioTools, Inc. (a)(b)	2,078	2,660
Tempus AI, Inc. (a)(b)	518	30,588
Thermo Fisher Scientific, Inc.	2,060	1,193,667
Waters Corp. (a)	337	128,003
West Pharmaceutical Services, Inc.	404	111,157
		3,414,688
MACHINERY — 1.1%
3D Systems Corp. (a)(b)	997	1,765
AGCO Corp.	371	38,703
Alamo Group, Inc.	63	10,576
Albany International Corp. Class A	185	9,380
Allison Transmission Holdings, Inc.	433	42,391
Astec Industries, Inc.	162	7,018
Atmus Filtration Technologies, Inc.	498	25,851
Blue Bird Corp. (a)	186	8,742
Caterpillar, Inc.	2,582	1,479,150
Chart Industries, Inc. (a)	177	36,503
CNH Industrial NV	5,219	48,119

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Columbus McKinnon Corp.	182	$3,140
Crane Co.	269	49,612
Cummins, Inc.	737	376,202
Deere & Co.	1,393	648,539
Donaldson Co., Inc.	624	55,324
Douglas Dynamics, Inc.	149	4,865
Dover Corp.	744	145,259
Energy Recovery, Inc. (a)	367	4,951
Enerpac Tool Group Corp.	325	12,428
Enpro, Inc.	123	26,338
Esab Corp.	341	38,097
ESCO Technologies, Inc.	154	30,090
Federal Signal Corp.	363	39,418
Flowserve Corp.	653	45,305
Fortive Corp.	1,744	96,286
Franklin Electric Co., Inc.	235	22,450
Gates Industrial Corp. PLC (a)	1,334	28,641
Gencor Industries, Inc. (a)	140	1,814
Gorman-Rupp Co.	148	7,067
Graco, Inc.	810	66,396
Graham Corp. (a)	70	4,496
Greenbrier Cos., Inc.	185	8,647
Helios Technologies, Inc.	205	10,965
Hillenbrand, Inc.	438	13,893
Hillman Solutions Corp. (a)	1,218	10,548
Hyster-Yale, Inc.	68	2,020
IDEX Corp.	415	73,845
Illinois Tool Works, Inc.	1,343	330,781
Ingersoll Rand, Inc.	2,062	163,352
ITT, Inc.	423	73,395
JBT Marel Corp.	268	40,380
Kadant, Inc.	70	19,951
Kennametal, Inc.	445	12,642
Lincoln Electric Holdings, Inc.	286	68,537
Lindsay Corp.	69	8,133
Luxfer Holdings PLC	208	2,814
Manitowoc Co., Inc. (a)	299	3,585
Microvast Holdings, Inc. (a)(b)	631	1,767
Middleby Corp. (a)	264	39,249
Mueller Industries, Inc.	611	70,143
Mueller Water Products, Inc. Class A	925	22,033
Nordson Corp.	298	71,648
Oshkosh Corp.	353	44,347
Otis Worldwide Corp.	2,132	186,230
PACCAR, Inc.	2,950	323,054
Parker-Hannifin Corp.	691	607,361
Pentair PLC	832	86,644
Proto Labs, Inc. (a)	153	7,740
RBC Bearings, Inc. (a)	185	82,960
REV Group, Inc.	304	18,486
Richtech Robotics, Inc. Class B (a)	754	2,435
Snap-on, Inc.	276	95,110
SPX Technologies, Inc. (a)	275	55,016
Standex International Corp.	73	15,861
Stanley Black & Decker, Inc.	767	56,973
Security Description	Shares	Value
Symbotic, Inc. (a)	231	$13,745
Tennant Co.	116	8,549
Terex Corp.	394	21,032
Timken Co.	382	32,138
Titan International, Inc. (a)(b)	446	3,492
Toro Co.	539	42,430
Trinity Industries, Inc.	500	13,220
Wabash National Corp.	292	2,526
Watts Water Technologies, Inc. Class A	164	45,267
Westinghouse Air Brake Technologies Corp.	953	203,418
Worthington Enterprises, Inc.	197	10,159
Xylem, Inc.	1,279	174,174
		6,615,611
MARINE — 0.0% *
Genco Shipping & Trading Ltd.	265	4,884
Kirby Corp. (a)	324	35,698
Matson, Inc.	202	24,957
		65,539
MEDIA — 0.2%
AMC Networks, Inc. Class A (a)	173	1,647
Boston Omaha Corp. Class A (a)(b)	206	2,548
Cable One, Inc.	28	3,160
Charter Communications, Inc. Class A (a)	478	99,782
Clear Channel Outdoor Holdings, Inc. (a)	2,144	4,738
Comcast Corp. Class A	19,790	591,523
DoubleVerify Holdings, Inc. (a)	838	9,587
EchoStar Corp. Class A (a)	728	79,134
Fox Corp. Class A	1,279	93,457
Fox Corp. Class B	676	43,893
Gray Media, Inc. Class A	228	2,736
Ibotta, Inc. Class A (a)(b)	47	1,068
iHeartMedia, Inc. Class A (a)	1,266	5,267
John Wiley & Sons, Inc. Class A	228	6,984
Liberty Broadband Corp. Class A (a)	97	4,683
Liberty Broadband Corp. Class C (a)	641	31,153
Magnite, Inc. (a)	740	12,010
National CineMedia, Inc. (b)	582	2,264
New York Times Co. Class A	876	60,812
News Corp. Class A	2,780	72,614
Nexstar Media Group, Inc.	165	33,503
Omnicom Group, Inc.	1,738	140,343
Optimum Communications, Inc. Class A (a)(b)	1,529	2,523
Paramount Skydance Corp. Class B	1,819	24,375
PubMatic, Inc. Class A (a)(b)	252	2,235
Scholastic Corp.	178	5,274
Sinclair, Inc. (b)	257	3,932
Sirius XM Holdings, Inc.	919	18,375
Stagwell, Inc. (a)(b)	588	2,875
TEGNA, Inc.	210	4,076
Thryv Holdings, Inc. (a)	263	1,591

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	2,452	$93,078
USA TODAY Co., Inc. (a)(b)	746	3,842
		1,465,082
METALS & MINING — 0.3%
Alcoa Corp.	1,398	74,290
Alpha Metallurgical Resources, Inc. (a)	65	12,992
American Battery Technology Co. (a)	460	1,536
Century Aluminum Co. (a)	309	12,107
Cleveland-Cliffs, Inc. (a)	2,875	38,180
Coeur Mining, Inc. (a)	3,666	65,365
Commercial Metals Co.	641	44,370
Compass Minerals International, Inc. (a)	224	4,399
Freeport-McMoRan, Inc.	7,952	403,882
Hecla Mining Co.	3,688	70,773
Ivanhoe Electric, Inc. (a)	634	10,131
Kaiser Aluminum Corp.	91	10,452
Materion Corp.	126	15,664
McEwen, Inc. (a)(b)	346	6,404
Metallus, Inc. (a)	251	4,307
MP Materials Corp. (a)(b)	736	37,183
Newmont Corp.	6,066	605,690
Nucor Corp.	1,294	211,064
Ramaco Resources, Inc. Class B (b)	288	3,384
Reliance, Inc.	285	82,328
Royal Gold, Inc.	449	99,808
Ryerson Holding Corp.	231	5,812
Steel Dynamics, Inc.	790	133,866
SunCoke Energy, Inc.	493	3,550
U.S. Antimony Corp. (a)(b)	634	3,183
USA Rare Earth, Inc. (a)	333	3,963
Warrior Met Coal, Inc.	315	27,774
Worthington Steel, Inc.	210	7,270
		1,999,727
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Adamas Trust, Inc. REIT (b)	725	5,293
AGNC Investment Corp. REIT (b)	5,594	59,968
Annaly Capital Management, Inc. REIT	3,362	75,174
Apollo Commercial Real Estate Finance, Inc. REIT	914	8,848
Arbor Realty Trust, Inc. REIT	1,143	8,870
ARES Commercial Real Estate Corp. REIT (b)	492	2,352
ARMOUR Residential REIT, Inc.	458	8,102
Blackstone Mortgage Trust, Inc. Class A REIT	863	16,509
BrightSpire Capital, Inc. REIT (b)	989	5,538
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	189	2,317
Chimera Investment Corp. REIT (b)	486	6,041
Claros Mortgage Trust, Inc. REIT (a)	618	1,891
Dynex Capital, Inc. REIT (b)	417	5,842
Security Description	Shares	Value
Ellington Financial, Inc. REIT	559	$7,591
Franklin BSP Realty Trust, Inc. REIT	596	5,978
Granite Point Mortgage Trust, Inc. REIT	862	2,069
Invesco Mortgage Capital, Inc. REIT	368	3,095
KKR Real Estate Finance Trust, Inc. REIT	413	3,395
Ladder Capital Corp. REIT	745	8,188
MFA Financial, Inc. REIT	626	5,828
Orchid Island Capital, Inc. REIT (b)	382	2,750
PennyMac Mortgage Investment Trust REIT	426	5,346
Redwood Trust, Inc. REIT	898	4,966
Rithm Capital Corp. REIT	3,152	34,357
TPG RE Finance Trust, Inc. REIT	425	3,659
Two Harbors Investment Corp. REIT	520	5,460
Starwood Property Trust, Inc. REIT (b)	1,909	34,381
		333,808
MULTI-UTILITIES — 0.3%
Ameren Corp.	1,477	147,493
Avista Corp.	479	18,461
Black Hills Corp.	403	27,976
CenterPoint Energy, Inc.	3,724	142,778
CMS Energy Corp.	1,664	116,364
Consolidated Edison, Inc.	2,051	203,706
Dominion Energy, Inc.	4,741	277,775
DTE Energy Co.	1,101	142,007
NiSource, Inc.	2,657	110,956
Northwestern Energy Group, Inc.	355	22,912
Public Service Enterprise Group, Inc.	2,830	227,249
Sempra	3,582	316,255
Unitil Corp.	114	5,522
WEC Energy Group, Inc.	1,718	181,180
		1,940,634
OFFICE REITs — 0.0% *
Brandywine Realty Trust REIT (b)	1,202	3,510
BXP, Inc. REIT (b)	815	54,996
COPT Defense Properties REIT	340	9,452
Cousins Properties, Inc. REIT	944	24,336
Douglas Emmett, Inc. REIT	979	10,759
Easterly Government Properties, Inc. REIT	252	5,340
Empire State Realty Trust, Inc. Class A REIT (b)	812	5,294
Highwoods Properties, Inc. REIT	616	15,905
Hudson Pacific Properties, Inc. REIT (a)	182	1,971
JBG SMITH Properties REIT	535	9,101
Kilroy Realty Corp. REIT (b)	618	23,095
NET Lease Office Properties REIT (b)	115	2,966
Orion Properties, Inc. REIT (b)	767	1,734
Peakstone Realty Trust REIT (b)	112	1,607
Piedmont Realty Trust, Inc. REIT	777	6,480

See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Postal Realty Trust, Inc. Class A REIT	216	$3,486
SL Green Realty Corp. REIT	383	17,568
Vornado Realty Trust REIT	786	26,158
		223,758
OIL, GAS & CONSUMABLE FUELS — 1.6%
American Resources Corp. (a)(b)	1,181	2,929
Antero Midstream Corp.	1,736	30,883
Antero Resources Corp. (a)	1,735	59,788
APA Corp.	2,006	49,067
California Resources Corp.	414	18,510
Calumet, Inc. (a)(b)	419	8,326
Centrus Energy Corp. Class A (a)	86	20,877
Cheniere Energy, Inc.	1,152	223,937
Chevron Corp.	10,326	1,573,786
Chord Energy Corp.	303	28,088
Civitas Resources, Inc.	411	11,134
Clean Energy Fuels Corp. (a)	1,194	2,507
CNX Resources Corp. (a)	896	32,946
Comstock Resources, Inc. (a)(b)	558	12,934
ConocoPhillips	6,773	634,021
Core Natural Resources, Inc.	300	26,553
Coterra Energy, Inc.	4,142	109,017
Crescent Energy Co. Class A (b)	1,188	9,967
CVR Energy, Inc. (a)	244	6,207
Delek U.S. Holdings, Inc.	413	12,250
Devon Energy Corp.	3,442	126,080
Diamondback Energy, Inc.	1,025	154,088
Dorian LPG Ltd.	221	5,379
DT Midstream, Inc.	584	69,893
EOG Resources, Inc.	2,863	300,644
EQT Corp.	3,432	183,955
Excelerate Energy, Inc. Class A	117	3,282
Expand Energy Corp.	1,348	148,765
Exxon Mobil Corp.	23,113	2,781,418
Gevo, Inc. (a)	687	1,374
Granite Ridge Resources, Inc.	462	2,171
Green Plains, Inc. (a)	422	4,136
Gulfport Energy Corp. (a)	72	14,975
HF Sinclair Corp.	961	44,283
HighPeak Energy, Inc. (b)	205	972
International Seaways, Inc.	239	11,603
Kinder Morgan, Inc.	10,742	295,298
Kinetik Holdings, Inc. (b)	233	8,400
Kosmos Energy Ltd. (a)(b)	2,824	2,563
Lightbridge Corp. (a)(b)	203	2,566
Magnolia Oil & Gas Corp. Class A	1,106	24,210
Marathon Petroleum Corp.	1,646	267,689
Matador Resources Co.	683	28,987
Murphy Oil Corp. (b)	834	26,063
New Fortress Energy, Inc. (a)(b)	660	752
NextDecade Corp. (a)(b)	857	4,516
Northern Oil & Gas, Inc.	573	12,302
Occidental Petroleum Corp.	3,950	162,424
ONEOK, Inc.	3,322	244,167
Ovintiv, Inc.	1,449	56,786
Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	325	$11,421
PBF Energy, Inc. Class A	599	16,245
Peabody Energy Corp.	745	22,127
Permian Resources Corp.	3,724	52,248
Phillips 66 Co.	2,177	280,920
Range Resources Corp.	1,307	46,085
REX American Resources Corp. (a)	190	6,141
Sable Offshore Corp. (a)	505	4,555
SM Energy Co.	528	9,874
Talos Energy, Inc. (a)	756	8,331
Targa Resources Corp.	1,173	216,419
Texas Pacific Land Corp.	324	93,059
Uranium Energy Corp. (a)	2,440	28,499
Valero Energy Corp.	1,706	277,720
Venture Global, Inc. Class A (b)	2,738	18,673
Viper Energy, Inc. Class A	1,086	41,952
Williams Cos., Inc.	6,746	405,502
World Kinect Corp.	330	7,732
		9,410,971
PAPER & FOREST PRODUCTS — 0.0% *
Clearwater Paper Corp. (a)	120	2,088
Louisiana-Pacific Corp.	369	29,801
Magnera Corp. (a)	218	3,301
Mercer International, Inc. (b)	482	954
Sylvamo Corp.	202	9,726
		45,870
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	629	16,813
Coty, Inc. Class A (a)	2,247	6,921
Edgewell Personal Care Co.	301	5,132
elf Beauty, Inc. (a)	336	25,550
Estee Lauder Cos., Inc. Class A	1,315	137,707
Herbalife Ltd. (a)	633	8,159
Honest Co., Inc. (a)(b)	433	1,117
Interparfums, Inc.	64	5,429
Kenvue, Inc.	10,381	179,072
Nu Skin Enterprises, Inc. Class A	395	3,800
Upexi, Inc. (a)	493	828
USANA Health Sciences, Inc. (a)	79	1,551
		392,079
PHARMACEUTICALS — 1.9%
Aclaris Therapeutics, Inc. (a)(b)	654	1,969
ALT5 Sigma Corp. (a)	818	900
Alumis, Inc. (a)(b)	305	2,977
Amneal Pharmaceuticals, Inc. (a)	907	11,428
Amphastar Pharmaceuticals, Inc. (a)	230	6,159
Amylyx Pharmaceuticals, Inc. (a)(b)	575	6,946
ANI Pharmaceuticals, Inc. (a)	106	8,368
Aquestive Therapeutics, Inc. (a)(b)	622	4,018
Arvinas, Inc. (a)	409	4,851
Atea Pharmaceuticals, Inc. (a)(b)	674	2,406
Avadel Pharmaceuticals PLC (a)	633	13,641
Axsome Therapeutics, Inc. (a)	244	44,564
Bristol-Myers Squibb Co.	11,273	608,066

See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Collegium Pharmaceutical, Inc. (a)	189	$8,751
Corcept Therapeutics, Inc. (a)	553	19,244
CorMedix, Inc. (a)(b)	287	3,338
Crinetics Pharmaceuticals, Inc. (a)(b)	542	25,230
Edgewise Therapeutics, Inc. (a)(b)	349	8,660
Elanco Animal Health, Inc. (a)	2,932	66,351
Eli Lilly & Co.	4,370	4,696,352
Enliven Therapeutics, Inc. (a)(b)	196	3,018
Esperion Therapeutics, Inc. (a)	1,245	4,607
Eton Pharmaceuticals, Inc. (a)(b)	133	2,249
Evolus, Inc. (a)(b)	365	2,427
EyePoint, Inc. (a)	343	6,267
Harmony Biosciences Holdings, Inc. (a)	226	8,457
Harrow, Inc. (a)(b)	184	9,016
Indivior PLC (a)	730	26,192
Innoviva, Inc. (a)	325	6,497
Jazz Pharmaceuticals PLC (a)	348	59,160
Johnson & Johnson	13,280	2,748,296
LENZ Therapeutics, Inc. (a)(b)	107	1,712
Ligand Pharmaceuticals, Inc. (a)	110	20,798
Liquidia Corp. (a)	423	14,589
Merck & Co., Inc.	13,708	1,442,904
Mind Medicine MindMed, Inc. (a)	475	6,360
Nektar Therapeutics (a)	107	4,524
Nuvation Bio, Inc. (a)(b)	1,158	10,376
Ocular Therapeutix, Inc. (a)	769	9,336
Omeros Corp. (a)(b)	327	5,616
Organon & Co.	1,479	10,604
Pacira BioSciences, Inc. (a)	297	7,686
Perrigo Co. PLC	822	11,442
Pfizer, Inc.	31,699	789,305
Phathom Pharmaceuticals, Inc. (a)	320	5,309
Phibro Animal Health Corp. Class A	132	4,932
Prestige Consumer Healthcare, Inc. (a)	294	18,137
Royalty Pharma PLC Class A	2,067	79,869
Scilex Holding Co. (a)	120	1,464
Senestech, Inc. (a)	652	1,395
Supernus Pharmaceuticals, Inc. (a)	328	16,302
Tarsus Pharmaceuticals, Inc. (a)	212	17,359
Terns Pharmaceuticals, Inc. (a)	368	14,867
Theravance Biopharma, Inc. (a)	302	5,650
Trevi Therapeutics, Inc. (a)	361	4,520
Ventyx Biosciences, Inc. (a)	299	2,700
Viatris, Inc.	7,101	88,408
WaVe Life Sciences Ltd. (a)	690	11,730
Xeris Biopharma Holdings, Inc. (a)	997	7,826
Zevra Therapeutics, Inc. (a)	339	3,037
Zoetis, Inc.	2,444	307,504
		11,346,666
PROFESSIONAL SERVICES — 0.4%
Alight, Inc. Class A	2,733	5,329
Amentum Holdings, Inc. (a)	911	26,419
Automatic Data Processing, Inc.	2,191	563,591
Security Description	Shares	Value
Barrett Business Services, Inc.	161	$5,830
BlackSky Technology, Inc. (a)(b)	164	3,075
Booz Allen Hamilton Holding Corp.	678	57,196
Broadridge Financial Solutions, Inc.	650	145,061
CACI International, Inc. Class A (a)	124	66,068
CBIZ, Inc. (a)	301	15,186
Clarivate PLC (a)(b)	2,817	9,409
Concentrix Corp.	279	11,601
CRA International, Inc.	42	8,429
CSG Systems International, Inc.	169	12,961
Dayforce, Inc. (a)	832	57,541
Equifax, Inc.	674	146,245
ExlService Holdings, Inc. (a)	761	32,297
Exponent, Inc.	304	21,116
First Advantage Corp. (a)(b)	327	4,751
FTI Consulting, Inc. (a)	180	30,749
Genpact Ltd.	908	42,476
Huron Consulting Group, Inc. (a)	101	17,464
ICF International, Inc.	115	9,810
Innodata, Inc. (a)(b)	151	7,693
Insperity, Inc. (b)	213	8,247
Jacobs Solutions, Inc.	682	90,338
KBR, Inc.	681	27,376
Kelly Services, Inc. Class A	223	1,962
Kforce, Inc.	98	3,030
Korn Ferry	316	20,862
Legalzoom.com, Inc. (a)	652	6,474
Leidos Holdings, Inc.	724	130,610
ManpowerGroup, Inc.	285	8,473
Maximus, Inc.	352	30,385
Parsons Corp. (a)	279	17,242
Paychex, Inc.	1,769	198,446
Paycom Software, Inc.	288	45,896
Paylocity Holding Corp. (a)	258	39,345
Planet Labs PBC (a)	1,333	26,287
Resolute Holdings Management, Inc. (a)	15	3,096
Robert Half, Inc.	572	15,536
Science Applications International Corp.	285	28,688
Spire Global, Inc. (a)	206	1,545
SS&C Technologies Holdings, Inc.	1,152	100,708
TaskUS, Inc. Class A (a)	94	1,108
TIC Solutions, Inc. (a)(b)	968	9,787
TransUnion	1,039	89,094
TriNet Group, Inc.	183	10,821
TrueBlue, Inc. (a)(b)	444	2,020
UL Solutions, Inc. Class A	353	27,838
Upwork, Inc. (a)	737	14,607
Verisk Analytics, Inc.	709	158,596
Verra Mobility Corp. (a)	976	21,872
Willdan Group, Inc. (a)	80	8,293
		2,448,879
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	726	10,280
CBRE Group, Inc. Class A (a)	1,611	259,033

See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Compass, Inc. Class A (a)	2,470	$26,108
CoStar Group, Inc. (a)	2,424	162,990
Cushman & Wakefield Ltd. (a)	1,370	22,180
eXp World Holdings, Inc. (b)	506	4,579
Forestar Group, Inc. (a)	124	3,054
Howard Hughes Holdings, Inc. (a)	184	14,678
Jones Lang LaSalle, Inc. (a)	265	89,165
Kennedy-Wilson Holdings, Inc.	815	7,881
Marcus & Millichap, Inc.	184	5,022
Newmark Group, Inc. Class A	809	14,028
Opendoor Technologies, Inc. (a)	3,757	21,903
RMR Group, Inc. Class A (b)	137	2,041
St. Joe Co.	238	14,130
Tejon Ranch Co. (a)(b)	121	1,908
Zillow Group, Inc. Class A (a)	148	10,098
Zillow Group, Inc. Class C (a)	1,142	77,907
		746,985
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	1,867	59,931
Apartment Investment & Management Co. Class A REIT	661	3,926
AvalonBay Communities, Inc. REIT	712	129,093
BRT Apartments Corp. REIT (b)	152	2,234
Camden Property Trust REIT	533	58,673
Centerspace REIT	96	6,405
Elme Communities REIT	552	9,605
Equity LifeStyle Properties, Inc. REIT	1,089	66,004
Equity Residential REIT	1,979	124,756
Essex Property Trust, Inc. REIT	368	96,298
Independence Realty Trust, Inc. REIT	888	15,522
Invitation Homes, Inc. REIT	3,132	87,038
Mid-America Apartment Communities, Inc. REIT	646	89,736
NexPoint Residential Trust, Inc. REIT	132	3,973
Sun Communities, Inc. REIT	700	86,737
UDR, Inc. REIT	1,689	61,953
UMH Properties, Inc. REIT	392	6,237
Veris Residential, Inc. REIT	558	8,303
		916,424
RETAIL REITs — 0.2%
Acadia Realty Trust REIT (b)	633	13,002
Agree Realty Corp. REIT	558	40,193
Alexander's, Inc. REIT	15	3,269
Brixmor Property Group, Inc. REIT	1,587	41,611
CBL & Associates Properties, Inc. REIT	100	3,700
Curbline Properties Corp. REIT	558	12,951
Federal Realty Investment Trust REIT	430	43,344
Getty Realty Corp. REIT	320	8,758
Kimco Realty Corp. REIT	3,851	78,060
Security Description	Shares	Value
Kite Realty Group Trust REIT	1,097	$26,295
Macerich Co. REIT	1,458	26,915
NETSTREIT Corp.	434	7,656
NNN REIT, Inc.	1,089	43,157
Phillips Edison & Co., Inc. REIT	721	25,646
Realty Income Corp. REIT	5,097	287,318
Regency Centers Corp. REIT	911	62,886
Saul Centers, Inc. REIT	130	4,099
Simon Property Group, Inc. REIT	1,758	325,423
Tanger, Inc. REIT	645	21,524
Urban Edge Properties REIT	709	13,606
Whitestone REIT	289	4,014
		1,093,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
ACM Research, Inc. Class A (a)	289	11,401
Advanced Micro Devices, Inc. (a)	8,963	1,919,516
Aehr Test Systems (a)(b)	148	2,988
Allegro MicroSystems, Inc. (a)	762	20,102
Alpha & Omega Semiconductor Ltd. (a)	147	2,912
Ambarella, Inc. (a)	233	16,506
Amkor Technology, Inc.	677	26,728
Analog Devices, Inc.	2,699	731,969
Applied Materials, Inc.	4,392	1,128,700
Astera Labs, Inc. (a)	720	119,779
Axcelis Technologies, Inc. (a)	192	15,425
Broadcom, Inc.	25,956	8,983,372
CEVA, Inc. (a)	146	3,142
Cirrus Logic, Inc. (a)	283	33,536
Cohu, Inc. (a)	306	7,121
Credo Technology Group Holding Ltd. (a)	843	121,299
Datavault AI, Inc. (a)	2,186	1,425
Diodes, Inc. (a)	281	13,865
Enphase Energy, Inc. (a)	804	25,768
Entegris, Inc.	853	71,865
First Solar, Inc. (a)	602	157,260
FormFactor, Inc. (a)	455	25,380
Ichor Holdings Ltd. (a)	208	3,833
Impinj, Inc. (a)	135	23,491
indie Semiconductor, Inc. Class A (a)(b)	1,011	3,569
Intel Corp. (a)	24,301	896,707
KLA Corp.	723	878,503
Kulicke & Soffa Industries, Inc.	332	15,126
Lam Research Corp.	6,934	1,186,962
Lattice Semiconductor Corp. (a)	761	55,994
MACOM Technology Solutions Holdings, Inc. (a)	344	58,920
Marvell Technology, Inc.	4,743	403,060
MaxLinear, Inc. (a)	466	8,122
Microchip Technology, Inc.	2,952	188,101
Micron Technology, Inc.	6,159	1,757,840
MKS, Inc.	397	63,441
Monolithic Power Systems, Inc.	265	240,185

See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Navitas Semiconductor Corp. (a)	811	$5,791
NVE Corp. (b)	40	2,373
NVIDIA Corp.	133,466	24,891,409
NXP Semiconductors NV	1,389	301,496
ON Semiconductor Corp. (a)	2,233	120,917
Onto Innovation, Inc. (a)	293	46,253
PDF Solutions, Inc. (a)	198	5,649
Penguin Solutions, Inc. (a)	314	6,142
Photronics, Inc. (a)	362	11,584
Power Integrations, Inc.	343	12,190
Qnity Electronics, Inc. Class W/I	1,136	92,754
Qorvo, Inc. (a)	463	39,128
QUALCOMM, Inc.	5,858	1,002,011
Rambus, Inc. (a)	637	58,534
Rigetti Computing, Inc. (a)(b)	1,837	40,690
Semtech Corp. (a)	535	39,424
Silicon Laboratories, Inc. (a)	194	25,356
SiTime Corp. (a)	111	39,204
Skyworks Solutions, Inc.	789	50,031
SolarEdge Technologies, Inc. (a)(b)	434	12,521
Synaptics, Inc. (a)	235	17,395
Teradyne, Inc.	892	172,656
Texas Instruments, Inc.	4,956	859,816
Ultra Clean Holdings, Inc. (a)	263	6,662
Universal Display Corp.	205	23,940
Veeco Instruments, Inc. (a)	334	9,546
		47,117,385
SOFTWARE — 5.9%
8x8, Inc. (a)	1,115	2,197
A10 Networks, Inc.	456	8,067
ACI Worldwide, Inc. (a)	624	29,833
Adeia, Inc.	662	11,420
Adobe, Inc. (a)	2,292	802,177
Agilysys, Inc. (a)	133	15,806
Airship AI Holdings, Inc. (a)	562	1,624
Alarm.com Holdings, Inc. (a)	295	15,051
Alkami Technology, Inc. (a)(b)	398	9,182
Amplitude, Inc. Class A (a)	490	5,674
Appfolio, Inc. Class A (a)	136	31,640
Appian Corp. Class A (a)	250	8,855
AppLovin Corp. Class A (a)	1,489	1,003,318
Asana, Inc. Class A (a)	528	7,239
Atlassian Corp. Class A (a)	905	146,737
Aurora Innovation, Inc. (a)	6,482	24,891
Autodesk, Inc. (a)	1,184	350,476
AvePoint, Inc. (a)	632	8,778
Bentley Systems, Inc. Class B	818	31,219
Bill Holdings, Inc. (a)	556	30,324
Bit Digital, Inc. (a)(b)	1,154	2,181
BitMine Immersion Technologies, Inc.	1,607	43,630
Blackbaud, Inc. (a)	239	15,133
BlackLine, Inc. (a)	300	16,587
Blend Labs, Inc. Class A (a)	1,208	3,672
Box, Inc. Class A (a)	853	25,513
Braze, Inc. Class A (a)	361	12,379
Security Description	Shares	Value
BTCS, Inc. (a)	628	$1,658
C3.ai, Inc. Class A (a)(b)	652	8,789
Cadence Design Systems, Inc. (a)	1,508	471,371
CCC Intelligent Solutions Holdings, Inc. (a)(b)	2,950	23,452
Cerence, Inc. (a)	270	2,886
Cipher Mining, Inc. (a)	1,687	24,900
Circle Internet Group, Inc. (a)	288	22,838
Cleanspark, Inc. (a)	1,409	14,259
Clear Secure, Inc. Class A	551	19,329
Clearwater Analytics Holdings, Inc. Class A (a)	1,351	32,586
Commvault Systems, Inc. (a)	259	32,468
Confluent, Inc. Class A (a)	1,741	52,648
Consensus Cloud Solutions, Inc. (a)	128	2,793
Core Scientific, Inc. (a)	1,636	23,820
Crowdstrike Holdings, Inc. Class A (a)	1,375	644,545
Daily Journal Corp. (a)(b)	6	2,924
Datadog, Inc. Class A (a)	1,823	247,910
Digital Turbine, Inc. (a)	853	4,265
Docusign, Inc. (a)	1,150	78,660
Dolby Laboratories, Inc. Class A	251	16,119
Domo, Inc. Class B (a)(b)	342	2,883
Dropbox, Inc. Class A (a)	998	27,744
D-Wave Quantum, Inc. (a)(b)	1,968	51,463
Dynatrace, Inc. (a)	1,693	73,375
Elastic NV (a)	507	38,248
Fair Isaac Corp. (a)	131	221,471
Five9, Inc. (a)	450	9,023
Fortinet, Inc. (a)	3,486	276,823
Freshworks, Inc. Class A (a)	1,089	13,340
Gen Digital, Inc.	3,063	83,283
Gitlab, Inc. Class A (a)	778	29,198
Guidewire Software, Inc. (a)	481	96,686
HubSpot, Inc. (a)	301	120,791
Hut 8 Corp. (a)(b)	533	24,486
I3 Verticals, Inc. Class A (a)(b)	153	3,854
Intapp, Inc. (a)	294	13,471
InterDigital, Inc.	149	47,439
Intuit, Inc.	1,537	1,018,140
Jamf Holding Corp. (a)	402	5,230
Klaviyo, Inc. Class A (a)(b)	617	20,034
Life360, Inc. (a)(b)	445	28,542
LiveRamp Holdings, Inc. (a)	402	11,807
Manhattan Associates, Inc. (a)	332	57,539
MARA Holdings, Inc. (a)	2,160	19,397
Microsoft Corp.	40,825	19,743,786
Mitek Systems, Inc. (a)	345	3,640
N-able, Inc. (a)	477	3,568
nCino, Inc. (a)	546	13,999
NCR Voyix Corp. (a)	908	9,262
NextNav, Inc. (a)(b)	403	6,706
Nutanix, Inc. Class A (a)	1,431	73,968
ON24, Inc. (a)	472	3,757
OneSpan, Inc.	214	2,748

See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Onestream, Inc. (a)(b)	531	$9,760
Ooma, Inc. (a)	220	2,581
Oracle Corp.	9,174	1,788,104
PagerDuty, Inc. (a)	587	7,696
Palantir Technologies, Inc. Class A (a)	12,588	2,237,517
Palo Alto Networks, Inc. (a)	3,688	679,330
PAR Technology Corp. (a)(b)	218	7,909
Pegasystems, Inc.	534	31,890
Porch Group, Inc. (a)(b)	568	5,186
Procore Technologies, Inc. (a)	627	45,608
Progress Software Corp. (a)	255	10,955
PTC, Inc. (a)	672	117,069
Q2 Holdings, Inc. (a)	356	25,689
Qualys, Inc. (a)	218	28,972
Rapid7, Inc. (a)	377	5,730
Red Violet, Inc.	85	4,841
RingCentral, Inc. Class A (a)	489	14,122
Riot Platforms, Inc. (a)	1,701	21,552
Roper Technologies, Inc.	589	262,182
Rubrik, Inc. Class A (a)	710	54,301
SailPoint, Inc. (a)(b)	410	8,294
Salesforce, Inc.	5,242	1,388,658
Samsara, Inc. Class A (a)	1,604	56,862
SEMrush Holdings, Inc. Class A (a)	213	2,533
SentinelOne, Inc. Class A (a)	1,702	25,530
ServiceNow, Inc. (a)	5,615	860,162
ServiceTitan, Inc. Class A (a)	338	35,997
Soluna Holdings, Inc. (a)	1,782	2,085
SoundHound AI, Inc. Class A (a)(b)	2,195	21,884
Sprinklr, Inc. Class A (a)	752	5,851
Sprout Social, Inc. Class A (a)	306	3,449
SPS Commerce, Inc. (a)	219	19,519
Strategy, Inc. (a)	1,476	224,278
Synopsys, Inc. (a)	1,030	483,812
Tao Synergies, Inc. (a)	398	1,465
Tenable Holdings, Inc. (a)	711	16,730
Teradata Corp. (a)	566	17,229
Terawulf, Inc. (a)(b)	1,731	19,889
TON Strategy Co. (a)	423	842
Tyler Technologies, Inc. (a)	247	112,126
UiPath, Inc. Class A (a)	2,439	39,975
Unity Software, Inc. (a)	1,937	85,557
Varonis Systems, Inc. (a)	665	21,812
Veritone, Inc. (a)	118	549
Vertex, Inc. Class A (a)	309	6,171
Workday, Inc. Class A (a)	1,186	254,729
Workiva, Inc. (a)	309	26,651
Xperi, Inc. (a)	355	2,080
Yext, Inc. (a)	684	5,513
Zeta Global Holdings Corp. Class A (a)(b)	1,197	24,359
Zoom Communications, Inc. (a)	1,430	123,395
Zscaler, Inc. (a)	548	123,256
		35,929,760
Security Description	Shares	Value
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,613	$458,764
Crown Castle, Inc. REIT	2,450	217,732
CubeSmart REIT	1,328	47,874
Digital Realty Trust, Inc. REIT	1,791	277,086
EPR Properties REIT	439	21,906
Equinix, Inc. REIT	542	415,259
Extra Space Storage, Inc. REIT	1,219	158,738
Farmland Partners, Inc. REIT	289	2,800
Four Corners Property Trust, Inc. REIT	546	12,591
Gaming & Leisure Properties, Inc. REIT	1,514	67,661
Gladstone Land Corp. REIT (b)	251	2,297
Iron Mountain, Inc. REIT	1,652	137,033
Lamar Advertising Co. Class A REIT	479	60,632
Millrose Properties, Inc. REIT	778	23,239
National Storage Affiliates Trust REIT	411	11,594
Outfront Media, Inc. REIT	772	18,605
PotlatchDeltic Corp. REIT	439	17,463
Public Storage REIT	889	230,695
Rayonier, Inc. REIT	920	19,918
Safehold, Inc. REIT	281	3,847
SBA Communications Corp. REIT	578	111,803
Smartstop Self Storage REIT, Inc. (b)	220	6,807
VICI Properties, Inc. REIT	5,744	161,521
Weyerhaeuser Co. REIT	4,171	98,811
		2,584,676
SPECIALTY RETAIL — 1.1%
Abercrombie & Fitch Co. Class A (a)	256	32,223
Academy Sports & Outdoors, Inc.	425	21,233
Advance Auto Parts, Inc. (b)	356	13,991
American Eagle Outfitters, Inc.	1,052	27,741
America's Car-Mart, Inc. (a)(b)	72	1,819
Arhaus, Inc. (a)	335	3,755
Arko Corp. (b)	510	2,315
Asbury Automotive Group, Inc. (a)	118	27,439
AutoNation, Inc. (a)	128	26,429
AutoZone, Inc. (a)	91	308,627
Bath & Body Works, Inc.	1,268	25,461
Bed Bath & Beyond, Inc. (a)(b)	487	2,659
Best Buy Co., Inc.	1,084	72,552
Boot Barn Holdings, Inc. (a)	180	31,765
Buckle, Inc.	178	9,509
Build-A-Bear Workshop, Inc.	82	5,024
Burlington Stores, Inc. (a)	356	102,831
Caleres, Inc.	205	2,495
Camping World Holdings, Inc. Class A	362	3,522
CarMax, Inc. (a)	898	34,699
Carvana Co. (a)	761	321,157
Chewy, Inc. Class A (a)	1,248	41,246
Dick's Sporting Goods, Inc.	376	74,437
EVgo, Inc. (a)(b)	786	2,287

See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Five Below, Inc. (a)	328	$61,782
Floor & Decor Holdings, Inc. Class A (a)(b)	637	38,787
GameStop Corp. Class A (a)	2,281	45,803
Gap, Inc.	1,309	33,510
Genesco, Inc. (a)(b)	102	2,527
Group 1 Automotive, Inc.	78	30,677
Guess?, Inc.	181	3,032
Haverty Furniture Cos., Inc. Class A	163	3,772
Home Depot, Inc.	5,420	1,865,022
Lithia Motors, Inc.	144	47,856
Lowe's Cos., Inc.	3,051	735,779
MarineMax, Inc. (a)(b)	149	3,610
Monro, Inc.	186	3,727
Murphy USA, Inc.	96	38,738
National Vision Holdings, Inc. (a)	506	13,065
OneWater Marine, Inc. Class A (a)	156	1,688
O'Reilly Automotive, Inc. (a)	4,668	425,768
Penske Automotive Group, Inc.	115	18,203
Petco Health & Wellness Co., Inc. (a)(b)	739	2,077
RealReal, Inc. (a)	510	8,048
Revolve Group, Inc. (a)	227	6,853
RH (a)	88	15,765
Ross Stores, Inc.	1,740	313,444
Sally Beauty Holdings, Inc. (a)	605	8,627
Signet Jewelers Ltd.	263	21,797
Sleep Number Corp. (a)(b)	123	1,041
Sonic Automotive, Inc. Class A	90	5,567
Stitch Fix, Inc. Class A (a)	792	4,158
ThredUp, Inc. Class A (a)	640	4,090
TJX Cos., Inc.	5,982	918,895
Tractor Supply Co.	2,840	142,028
Ulta Beauty, Inc. (a)	243	147,017
Upbound Group, Inc.	286	5,022
Urban Outfitters, Inc. (a)	337	25,363
Valvoline, Inc. (a)	766	22,260
Victoria's Secret & Co. (a)	467	25,297
Warby Parker, Inc. Class A (a)	534	11,636
Wayfair, Inc. Class A (a)	576	57,836
Williams-Sonoma, Inc.	676	120,727
Winmark Corp.	18	7,289
Zumiez, Inc. (a)(b)	140	3,647
		6,447,046
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	81,172	22,067,420
CompoSecure, Inc. Class A (a)	196	3,779
Corsair Gaming, Inc. (a)	455	2,703
Dell Technologies, Inc. Class C	1,710	215,255
Diebold Nixdorf, Inc. (a)	230	15,615
Eastman Kodak Co. (a)(b)	570	4,822
Hewlett Packard Enterprise Co.	7,163	172,055
HP, Inc.	5,213	116,146
IonQ, Inc. (a)(b)	1,776	79,689
NetApp, Inc.	1,107	118,549
Security Description	Shares	Value
Pure Storage, Inc. Class A (a)	1,765	$118,273
Quantum Computing, Inc. (a)(b)	956	9,808
Sandisk Corp. (a)	761	180,646
Seagate Technology Holdings PLC	1,107	304,857
Super Micro Computer, Inc. (a)	2,831	82,863
Western Digital Corp.	1,923	331,275
Xerox Holdings Corp. (b)	753	1,784
		23,825,539
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	709	17,300
Carter's, Inc.	212	6,875
Columbia Sportswear Co.	125	6,886
Crocs, Inc. (a)	331	28,307
Deckers Outdoor Corp. (a)	815	84,491
Figs, Inc. Class A (a)	984	11,178
G-III Apparel Group Ltd.	15	434
Kontoor Brands, Inc.	297	18,144
Levi Strauss & Co. Class A	423	8,773
Lululemon Athletica, Inc. (a)	583	121,153
NIKE, Inc. Class B	6,560	417,938
Oxford Industries, Inc. (b)	86	2,941
PVH Corp.	263	17,626
Ralph Lauren Corp.	215	76,026
Steven Madden Ltd.	428	17,822
Tapestry, Inc.	1,146	146,424
Under Armour, Inc. Class A (a)(b)	1,052	5,229
Under Armour, Inc. Class C (a)(b)	842	4,042
VF Corp.	1,981	35,817
Wolverine World Wide, Inc.	479	8,694
		1,036,100
TOBACCO — 0.3%
Altria Group, Inc.	9,204	530,703
Philip Morris International, Inc.	8,625	1,383,450
Turning Point Brands, Inc.	109	11,815
Universal Corp.	141	7,438
		1,933,406
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	184	11,818
Applied Industrial Technologies, Inc.	217	55,719
BlueLinx Holdings, Inc. (a)	53	3,256
Boise Cascade Co.	230	16,928
Core & Main, Inc. Class A (a)	1,055	54,828
Custom Truck One Source, Inc. (a)	593	3,416
DNOW, Inc. (a)	1,118	14,813
DXP Enterprises, Inc. (a)	78	8,564
Fastenal Co.	6,374	255,789
Ferguson Enterprises, Inc.	1,079	240,218
FTAI Aviation Ltd.	580	114,173
GATX Corp.	213	36,125
Herc Holdings, Inc.	191	28,340
Hudson Technologies, Inc. (a)	521	3,569
McGrath RentCorp	145	15,215
MSC Industrial Direct Co., Inc. Class A	263	22,118

See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
NPK International, Inc. (a)	591	$7,045
QXO, Inc. (a)(b)	2,820	54,398
Rush Enterprises, Inc. Class A	407	21,954
SiteOne Landscape Supply, Inc. (a)	269	33,507
Titan Machinery, Inc. (a)(b)	214	3,218
Transcat, Inc. (a)	56	3,177
United Rentals, Inc.	350	283,262
Watsco, Inc.	201	67,727
WESCO International, Inc.	251	61,405
Willis Lease Finance Corp. (b)	18	2,441
WW Grainger, Inc.	234	236,118
Xometry, Inc. Class A (a)	265	15,759
		1,674,900
WATER UTILITIES — 0.0% *
American States Water Co.	223	16,163
American Water Works Co., Inc.	1,122	146,421
Artesian Resources Corp. Class A	87	2,750
Cadiz, Inc. (a)	636	3,568
California Water Service Group	301	13,042
Consolidated Water Co. Ltd.	115	4,058
Essential Utilities, Inc.	1,440	55,238
H2O America	187	9,161
Middlesex Water Co.	116	5,849
Pure Cycle Corp. (a)(b)	226	2,484
York Water Co. (b)	96	3,057
		261,791
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Array Digital Infrastructure, Inc. (b)	87	4,665
Gogo, Inc. (a)	380	1,771
Spok Holdings, Inc.	65	857
Telephone & Data Systems, Inc.	584	23,944
T-Mobile U.S., Inc.	2,677	543,538
		574,775
TOTAL COMMON STOCKS (Cost $312,308,663)		363,019,501
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 40.1%
State Street Aggregate Bond Index Portfolio (d) (Cost $239,688,978)	2,703,584	243,268,511
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	25
Security Description	Shares	Value
WARRANTS — 0.0% *
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
Opendoor Technologies, Inc. (expiring 11/20/26) (a)(b) (Cost $0)	372	$226
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e)(f)	2,712,258	2,712,258
State Street Navigator Securities Lending Portfolio II (c)(g)	2,504,489	2,504,489
TOTAL SHORT-TERM INVESTMENTS (Cost $5,216,747)		5,216,747
TOTAL INVESTMENTS — 100.8% (Cost $557,214,413)		611,505,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,795,090)
NET ASSETS — 100.0%		$606,709,920
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	03/20/2026	$130,685	$124,900	$(5,785)
E-mini S&P 500 Index (long)	3	03/20/2026	1,033,868	1,033,875	7
					$(5,778)

During the year ended December 31, 2025, the average notional value related to futures contracts was $1,923,955.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$363,007,471	$12,030	$—	$363,019,501
Mutual Funds and Exchange Traded Products	243,268,511	—	—	243,268,511
Rights	—	25	—	25
Warrants	226	—	—	226
Short-Term Investments	5,216,747	—	—	5,216,747
TOTAL INVESTMENTS	$611,492,955	$12,055	$—	$611,505,010
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7	$—	$—	$7
Futures Contracts - Unrealized Depreciation	(5,785)	—	—	(5,785)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,778)	$—	$—	$(5,778)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Aggregate Bond Index Portfolio	2,576,781	$225,287,932	$47,598,964	$36,082,619	$(379,480)	$6,843,714	2,703,584	$243,268,511	$9,333,430
State Street Corp.	1,705	167,346	8,153	17,045	2,411	49,550	1,631	210,415	5,201
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,715,446	1,715,446	77,834,902	76,838,090	—	—	2,712,258	2,712,258	112,230
State Street Navigator Securities Lending Portfolio II	1,383,606	1,383,606	31,064,891	29,944,008	—	—	2,504,489	2,504,489	23,469
Total		$228,554,330	$156,506,910	$142,881,762	$(377,069)	$6,893,264		$248,695,673	$9,474,330
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

Security Description	Shares	Value
COMMON STOCKS — 95.7%
AUSTRALIA — 0.4%
Anglogold Ashanti PLC	30,172	$2,609,596
BRAZIL — 4.2%
Ambev SA	285,485	722,081
Axia Energia	73,257	676,589
B3 SA - Brasil Bolsa Balcao	318,476	807,269
Banco Bradesco SA	97,323	277,064
Banco Bradesco SA Preference Shares	316,043	1,049,103
Banco BTG Pactual SA	71,148	682,688
Banco BTG Pactual SA Preference Shares	8	16
Banco do Brasil SA	103,296	413,203
BB Seguridade Participacoes SA	41,737	275,340
Caixa Seguridade Participacoes SA	34,500	104,638
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	29,756	724,331
Cia Energetica de Minas Gerais Preference Shares	101,558	207,573
Cia Paranaense de Energia - Copel	66,300	158,256
CPFL Energia SA	13,200	128,369
Embraer SA	42,500	687,166
Energisa SA	17,974	154,688
Eneva SA (a)	45,200	166,456
Engie Brasil Energia SA	17,061	97,669
Equatorial SA	71,730	503,965
Gerdau SA Preference Shares	77,958	290,080
Itau Unibanco Holding SA Preference Shares	329,009	2,355,404
Itausa SA Preference Shares	355,892	758,578
Klabin SA	48,386	165,650
Localiza Rent a Car SA	55,237	439,195
MBRF Global Foods Co. SA	28,374	103,456
Motiva Infraestrutura de Mobilidade SA	59,369	163,164
NU Holdings Ltd. Class A (a)	203,300	3,403,242
Petroleo Brasileiro SA - Petrobras	222,614	1,323,151
Petroleo Brasileiro SA - Petrobras Preference Shares	277,098	1,558,495
Porto Seguro SA	11,500	101,490
PRIO SA (a)	51,100	386,252
Raia Drogasil SA	78,336	335,230
Rede D'Or Sao Luiz SA (b)	48,100	356,465
Rumo SA	79,000	212,791
StoneCo Ltd. Class A (a)	13,000	192,270
Suzano SA	41,724	391,751
Telefonica Brasil SA	48,780	294,652
TIM SA	51,500	200,558
TOTVS SA	32,193	247,216
Ultrapar Participacoes SA	42,664	162,722
Vale SA	217,628	2,857,888
Vibra Energia SA	64,373	297,564
WEG SA	101,460	898,184
Security Description	Shares	Value
XP, Inc. Class A	23,900	$391,243
		25,723,155
CHILE — 0.6%
Banco de Chile	2,730,945	527,060
Banco de Credito e Inversiones SA	5,195	336,509
Banco Santander Chile	3,929,631	309,898
Cencosud SA	75,743	243,214
Empresas CMPC SA	67,347	105,625
Empresas Copec SA	22,934	179,590
Enel Americas SA	824,402	78,328
Enel Chile SA	1,665,961	136,721
Falabella SA	37,221	259,431
Latam Airlines Group SA	18,701,587	505,928
Plaza SA	44,152	156,030
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	8,565	606,103
		3,444,437
CHINA — 23.7%
360 Security Technology, Inc. Class A	3,500	5,601
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,100	3,719
3SBio, Inc. (b)(c)	107,900	335,199
AAC Technologies Holdings, Inc.	46,500	232,993
Accelink Technologies Co. Ltd. Class A	400	4,009
Advanced Micro-Fabrication Equipment, Inc. China Class A	310	12,112
AECC Aviation Power Co. Ltd. Class A	1,700	9,750
Agricultural Bank of China Ltd. Class A	31,000	34,109
Agricultural Bank of China Ltd. Class H	1,654,500	1,228,626
Aier Eye Hospital Group Co. Ltd. Class A	4,636	7,293
Air China Ltd. Class A (a)	8,700	11,679
Airtac International Group	8,650	256,027
Akeso, Inc. (a)(b)(c)	38,000	551,680
Alibaba Group Holding Ltd.	1,031,656	18,927,279
Alibaba Health Information Technology Ltd. (a)(c)	336,500	218,324
Aluminum Corp. of China Ltd. Class A	8,500	14,881
Aluminum Corp. of China Ltd. Class H	226,000	353,365
Angel Yeast Co. Ltd. Class A	600	3,760
Anhui Conch Cement Co. Ltd. Class A	2,500	7,830
Anhui Conch Cement Co. Ltd. Class H	73,500	208,503
Anhui Gujing Distillery Co. Ltd. Class A	300	5,699

See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class B	6,700	$75,190
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	900	6,383
Anker Innovations Technology Co. Ltd. Class A	100	1,639
ANTA Sports Products Ltd.	76,400	790,649
Autohome, Inc. ADR	3,800	84,588
Avary Holding Shenzhen Co. Ltd. Class A	1,300	9,420
AviChina Industry & Technology Co. Ltd. Class H (c)	160,000	81,609
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	805
Baidu, Inc. Class A (a)	133,300	2,252,065
Bank of Beijing Co. Ltd. Class A	6,640	5,213
Bank of Changsha Co. Ltd. Class A	4,200	5,837
Bank of Chengdu Co. Ltd. Class A	400	924
Bank of China Ltd. Class A	14,400	11,821
Bank of China Ltd. Class H	4,260,000	2,441,010
Bank of Communications Co. Ltd. Class A	18,512	19,228
Bank of Communications Co. Ltd. Class H	526,000	435,884
Bank of Hangzhou Co. Ltd. Class A	3,000	6,567
Bank of Jiangsu Co. Ltd. Class A	9,036	13,463
Bank of Nanjing Co. Ltd. Class A	7,540	12,347
Bank of Ningbo Co. Ltd. Class A	3,300	13,280
Bank of Shanghai Co. Ltd. Class A	7,008	10,141
Baoshan Iron & Steel Co. Ltd. Class A	10,800	11,527
Beijing Enterprises Holdings Ltd.	30,500	124,688
Beijing Kingsoft Office Software, Inc. Class A	229	10,074
Beijing New Building Materials PLC Class A	800	2,862
Beijing Roborock Technology Co. Ltd. Class A	19	414
Beijing Tong Ren Tang Co. Ltd. Class A	700	3,235
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	385	2,479
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	22,900	16,896
Bilibili, Inc. Class Z (a)	13,940	345,478
BOC Aviation Ltd. (b)	12,000	112,237
BOE Technology Group Co. Ltd. Class A	18,100	10,917
Bosideng International Holdings Ltd.	272,000	155,858
BYD Co. Ltd. Class A	2,700	37,800
BYD Co. Ltd. Class H	220,800	2,704,860
BYD Electronic International Co. Ltd. (c)	47,000	203,132
C&D International Investment Group Ltd.	41,641	83,726
Security Description	Shares	Value
Caitong Securities Co. Ltd. Class A	4,000	$4,997
Cambricon Technologies Corp. Ltd. Class A (a)	186	36,122
Capital Securities Co. Ltd. Class A	900	2,423
CGN Power Co. Ltd. Class A	4,100	2,209
CGN Power Co. Ltd. Class H (b)	629,700	237,043
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,652
Changjiang Securities Co. Ltd. Class A	4,400	5,138
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	100	1,767
Chaozhou Three-Circle Group Co. Ltd. Class A	900	5,899
China CITIC Bank Corp. Ltd. Class H	492,000	438,682
China CITIC Financial Asset Management Co. Ltd. Class H (a)(b)	841,666	89,752
China Coal Energy Co. Ltd. Class H (c)	110,000	140,618
China Communications Services Corp. Ltd. Class H	136,000	78,278
China Construction Bank Corp. Class A	10,700	14,226
China Construction Bank Corp. Class H	5,771,500	5,702,169
China CSSC Holdings Ltd. Class A	3,800	18,107
China Eastern Airlines Corp. Ltd. Class A (a)	8,500	7,307
China Energy Engineering Corp. Ltd. Class A	16,000	5,387
China Everbright Bank Co. Ltd. Class A	22,900	11,450
China Feihe Ltd. (b)(c)	209,000	109,018
China Galaxy Securities Co. Ltd. Class A	1,900	4,279
China Galaxy Securities Co. Ltd. Class H	209,500	269,967
China Gas Holdings Ltd.	159,991	157,864
China Gold International Resources Corp. Ltd.	14,000	282,212
China Greatwall Technology Group Co. Ltd. Class A (a)	1,600	3,303
China Hongqiao Group Ltd.	168,000	704,074
China International Capital Corp. Ltd. Class A	1,600	8,023
China International Capital Corp. Ltd. Class H (b)	96,400	242,378
China Jushi Co. Ltd. Class A	1,929	4,726
China Life Insurance Co. Ltd. Class A	1,800	11,734
China Life Insurance Co. Ltd. Class H	445,000	1,565,375
China Literature Ltd. (a)(b)(c)	24,200	102,539

See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
China Longyuan Power Group Corp. Ltd. Class H (c)	148,000	$126,257
China Mengniu Dairy Co. Ltd.	188,000	360,131
China Merchants Bank Co. Ltd. Class A	7,800	47,046
China Merchants Bank Co. Ltd. Class H (c)	233,500	1,583,966
China Merchants Energy Shipping Co. Ltd. Class A	5,200	6,690
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	3,466
China Merchants Port Holdings Co. Ltd.	73,455	142,880
China Merchants Securities Co. Ltd. Class A	2,350	5,602
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,512	5,585
China Minsheng Banking Corp. Ltd. Class A	11,800	6,475
China Minsheng Banking Corp. Ltd. Class H	394,200	199,037
China National Building Material Co. Ltd. Class H	195,639	128,692
China National Chemical Engineering Co. Ltd. Class A	3,000	3,236
China National Nuclear Power Co. Ltd. Class A	10,200	12,641
China Nonferrous Mining Corp. Ltd.	79,000	149,708
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,100	7,268
China Oilfield Services Ltd. Class H	104,000	93,398
China Overseas Land & Investment Ltd.	230,000	361,984
China Pacific Insurance Group Co. Ltd. Class A	2,900	17,413
China Pacific Insurance Group Co. Ltd. Class H	159,200	719,964
China Petroleum & Chemical Corp. Class A	16,000	14,166
China Petroleum & Chemical Corp. Class H	1,378,000	826,782
China Power International Development Ltd. (c)	217,000	90,051
China Railway Group Ltd. Class A	10,200	7,906
China Railway Group Ltd. Class H	252,000	124,001
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,631
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	4,657
China Resources Beer Holdings Co. Ltd.	97,333	327,882
China Resources Gas Group Ltd.	54,100	157,223
China Resources Land Ltd.	194,000	677,947
Security Description	Shares	Value
China Resources Microelectronics Ltd. Class A	656	$4,968
China Resources Mixc Lifestyle Services Ltd. (b)	40,600	223,982
China Resources Power Holdings Co. Ltd. (c)	124,000	275,768
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	351	1,431
China Ruyi Holdings Ltd. (a)(c)	672,000	189,077
China Shenhua Energy Co. Ltd. Class A	3,000	17,407
China Shenhua Energy Co. Ltd. Class H (c)	204,500	1,019,413
China Southern Airlines Co. Ltd. Class A (a)	5,600	6,426
China State Construction Engineering Corp. Ltd. Class A	17,600	12,935
China State Construction International Holdings Ltd.	78,000	91,293
China Taiping Insurance Holdings Co. Ltd.	84,600	203,144
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	10,489
China Tourism Group Duty Free Corp. Ltd. Class A	500	6,774
China Tower Corp. Ltd. Class H (b)	266,100	395,210
China United Network Communications Ltd. Class A	12,100	8,858
China Vanke Co. Ltd. Class A (a)	3,700	2,465
China Vanke Co. Ltd. Class H (a)(c)	126,100	53,139
China Yangtze Power Co. Ltd. Class A	12,105	47,154
China Zheshang Bank Co. Ltd. Class A	8,510	3,706
Chongqing Changan Automobile Co. Ltd. Class A	4,094	6,956
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	6,756
Chongqing Rural Commercial Bank Co. Ltd. Class H	130,000	102,717
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	1,150	3,109
Chow Tai Fook Jewellery Group Ltd.	117,200	186,562
CITIC Ltd.	244,000	378,061
CITIC Securities Co. Ltd. Class A	5,830	23,980
CITIC Securities Co. Ltd. Class H	94,225	331,697
CMOC Group Ltd. Class A	5,100	14,613
CMOC Group Ltd. Class H	225,000	556,177
CNGR Advanced Material Co. Ltd. Class A	420	2,788
CNPC Capital Co. Ltd. Class A	200	275
Contemporary Amperex Technology Co. Ltd. Class A	1,780	93,657
Contemporary Amperex Technology Co. Ltd. Class H (c)	4,200	272,769

See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,700	$2,845
COSCO SHIPPING Holdings Co. Ltd. Class A	6,200	13,484
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	153,974	272,004
CRRC Corp. Ltd. Class A	12,012	11,737
CRRC Corp. Ltd. Class H	259,000	198,988
CSC Financial Co. Ltd. Class A	2,100	8,054
CSPC Pharmaceutical Group Ltd.	486,240	526,627
Daqin Railway Co. Ltd. Class A	5,800	4,288
Dongfeng Motor Group Co. Ltd. Class H (a)	130,000	147,312
Dongxing Securities Co. Ltd. Class A	2,700	5,369
East Money Information Co. Ltd. Class A	7,579	25,169
Eastroc Beverage Group Co. Ltd. Class A	280	10,726
Ecovacs Robotics Co. Ltd. Class A	300	3,468
Empyrean Technology Co. Ltd. Class A	200	3,047
ENN Energy Holdings Ltd.	47,500	422,304
ENN Natural Gas Co. Ltd. Class A	1,300	3,867
Eoptolink Technology, Inc. Ltd. Class A	420	25,927
Eve Energy Co. Ltd. Class A	981	9,242
Everbright Securities Co. Ltd. Class A	2,199	5,529
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	6,826	2,601
Far East Horizon Ltd.	127,000	131,185
Flat Glass Group Co. Ltd. Class A (a)	900	2,021
Focus Media Information Technology Co. Ltd. Class A	9,200	9,714
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,894	10,045
Fosun International Ltd.	145,500	81,877
Founder Securities Co. Ltd. Class A	4,100	4,582
Foxconn Industrial Internet Co. Ltd. Class A	5,800	51,561
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	11,135
Fuyao Glass Industry Group Co. Ltd. Class H (b)	36,456	314,748
Ganfeng Lithium Group Co. Ltd. Class A	820	7,388
Ganfeng Lithium Group Co. Ltd. Class H (b)(c)	25,800	172,199
GCL Technology Holdings Ltd. (a)(c)	1,353,000	184,259
GD Power Development Co. Ltd. Class A	7,900	5,704
GDS Holdings Ltd. Class A (a)(c)	63,500	274,934
Geely Automobile Holdings Ltd.	366,000	841,704
GEM Co. Ltd. Class A	3,900	4,671
Security Description	Shares	Value
Genscript Biotech Corp. (a)(c)	72,000	$114,889
GF Securities Co. Ltd. Class A	1,400	4,417
GF Securities Co. Ltd. Class H (c)	48,600	109,956
Giant Biogene Holding Co. Ltd. (b)(c)	18,600	79,528
GigaDevice Semiconductor, Inc. Class A	292	8,963
GoerTek, Inc. Class A	600	2,470
Goldwind Science & Technology Co. Ltd. Class A	1,700	4,969
Goneo Group Co. Ltd. Class A	70	409
Gotion High-tech Co. Ltd. Class A	900	5,043
Great Wall Motor Co. Ltd. Class A	1,300	4,215
Great Wall Motor Co. Ltd. Class H	138,500	272,249
Gree Electric Appliances, Inc. of Zhuhai Class A	900	5,186
Guangdong Haid Group Co. Ltd. Class A	800	6,347
Guangdong Investment Ltd.	172,000	150,046
Guanghui Energy Co. Ltd. Class A	3,200	2,256
Guangzhou Automobile Group Co. Ltd. Class A	3,000	3,507
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	700	2,581
Guangzhou Tinci Materials Technology Co. Ltd. Class A	920	6,107
Guolian Minsheng Securities Co. Ltd. Class A	1,300	1,894
Guosen Securities Co. Ltd. Class A	600	1,128
Guotai Haitong Securities Co. Ltd.	5,768	16,982
Guotai Haitong Securities Co. Ltd. Class H (b)	114,632	245,067
Guoyuan Securities Co. Ltd. Class A	2,820	3,374
H World Group Ltd. ADR (c)	12,000	564,600
Haidilao International Holding Ltd. (b)(c)	98,000	179,418
Haier Smart Home Co. Ltd. Class A	3,100	11,587
Haier Smart Home Co. Ltd. Class H	146,200	456,059
Hainan Airlines Holding Co. Ltd. Class A (a)	21,200	5,497
Haitian International Holdings Ltd.	37,000	105,341
Hangzhou First Applied Material Co. Ltd. Class A	1,329	2,658
Hangzhou Silan Microelectronics Co. Ltd. Class A	200	814
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,625
Hansoh Pharmaceutical Group Co. Ltd. (b)(c)	90,000	417,190
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	8,265

See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	$7,573
Hengan International Group Co. Ltd.	36,500	130,834
Hengli Petrochemical Co. Ltd. Class A	4,700	15,171
Hengtong Optic-electric Co. Ltd. Class A	1,200	4,252
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	9,232
Horizon Robotics (a)(c)	295,100	328,331
Hoshine Silicon Industry Co. Ltd. Class A	900	6,795
Hua Hong Semiconductor Ltd. Class H (a)(b)	39,800	379,924
Huadian Power International Corp. Ltd. Class A	4,900	3,482
Huadong Medicine Co. Ltd. Class A	860	4,861
Huafon Chemical Co. Ltd. Class A	4,400	6,934
Huaibei Mining Holdings Co. Ltd. Class A	3,000	4,775
Huaneng Power International, Inc. Class A	2,900	3,099
Huaneng Power International, Inc. Class H	250,000	184,043
Huaqin Technology Co. Ltd. Class A	300	3,900
Huatai Securities Co. Ltd. Class A	3,618	12,228
Huatai Securities Co. Ltd. Class H (b)	76,300	184,488
Huaxia Bank Co. Ltd. Class A	8,400	8,268
Huayu Automotive Systems Co. Ltd. Class A	1,600	4,585
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	3,447
Hunan Valin Steel Co. Ltd. Class A	3,400	2,738
Hundsun Technologies, Inc. Class A	471	2,035
Hygon Information Technology Co. Ltd. Class A	1,123	36,105
IEIT Systems Co. Ltd. Class A	548	5,229
Iflytek Co. Ltd. Class A	1,150	8,286
Imeik Technology Development Co. Ltd. Class A	240	4,873
Industrial & Commercial Bank of China Ltd. Class A	32,242	36,631
Industrial & Commercial Bank of China Ltd. Class H	3,903,000	3,154,091
Industrial Bank Co. Ltd. Class A	10,599	31,979
Industrial Securities Co. Ltd. Class A	4,300	4,571
Ingenic Semiconductor Co. Ltd. Class A	200	3,038
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	21,600	7,365
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	400
Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,200	$2,900
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,100	12,702
Inner Mongolia Yitai Coal Co. Ltd. Class B	57,300	109,443
Innovent Biologics, Inc. (a)(b)	88,000	862,080
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,359
JA Solar Technology Co. Ltd. Class A (a)	1,680	2,756
JCET Group Co. Ltd. Class A	900	4,742
JD Health International, Inc. (a)(b)	67,550	481,663
JD Logistics, Inc. (a)(b)	118,000	173,130
JD.com, Inc. Class A	143,022	2,050,653
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	3,300	5,149
Jiangsu Expressway Co. Ltd. Class H (c)	70,000	89,844
Jiangsu Hengli Hydraulic Co. Ltd. Class A	664	10,456
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,044	25,979
Jiangsu King's Luck Brewery JSC Ltd. Class A	600	2,990
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	7,832
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	800	4,379
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,700	4,413
Jiangxi Copper Co. Ltd. Class A	1,000	7,868
Jiangxi Copper Co. Ltd. Class H	63,000	347,073
Jinko Solar Co. Ltd. Class A (a)	4,945	3,996
Kanzhun Ltd. ADR	22,200	452,436
KE Holdings, Inc. Class A	121,600	648,346
Kingdee International Software Group Co. Ltd. (a)	181,000	309,050
Kingsoft Corp. Ltd. (c)	57,200	209,002
Kuaishou Technology (b)	150,800	1,238,988
Kuang-Chi Technologies Co. Ltd. Class A (a)	1,100	7,684
Kunlun Energy Co. Ltd.	236,000	225,282
Kweichow Moutai Co. Ltd. Class A	499	98,455
Laopu Gold Co. Ltd. Class H	1,600	127,038
LB Group Co. Ltd. Class A	1,200	3,366
Lenovo Group Ltd.	480,000	571,054
Lens Technology Co. Ltd. Class A	1,300	5,638
Li Auto, Inc. Class A (a)	75,700	630,712
Li Ning Co. Ltd.	139,000	333,414
Lingyi iTech Guangdong Co. Class A	3,500	7,792
Longfor Group Holdings Ltd. (b)(c)	123,754	136,100
LONGi Green Energy Technology Co. Ltd. Class A (a)	2,024	5,278
Loongson Technology Corp. Ltd. Class A (a)	198	3,748

See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Luxshare Precision Industry Co. Ltd. Class A	3,171	$25,763
Luzhou Laojiao Co. Ltd. Class A	700	11,655
Mango Excellent Media Co. Ltd. Class A	340	1,190
Meitu, Inc. (b)	203,467	182,986
Meituan Class B (a)(b)	298,630	3,963,317
Metallurgical Corp. of China Ltd. Class A	8,800	3,744
Midea Group Co. Ltd. Class A	1,600	17,914
Midea Group Co. Ltd. Class H	24,900	271,761
MINISO Group Holding Ltd.	2,800	13,094
MINISO Group Holding Ltd. ADR (c)	6,396	119,925
MMG Ltd. (a)	252,000	283,939
Montage Technology Co. Ltd. Class A	639	10,784
Muyuan Foods Co. Ltd. Class A	2,676	19,392
NARI Technology Co. Ltd. Class A	3,141	10,116
National Silicon Industry Group Co. Ltd. Class A (a)	668	2,071
NAURA Technology Group Co. Ltd. Class A	270	17,758
NetEase Cloud Music, Inc. (a)(b)(c)	5,250	125,458
NetEase, Inc.	104,425	2,879,117
NetEase, Inc. ADR	1	138
New China Life Insurance Co. Ltd. Class A	600	5,991
New China Life Insurance Co. Ltd. Class H	55,700	388,938
New Hope Liuhe Co. Ltd. Class A	100	132
New Oriental Education & Technology Group, Inc.	73,600	399,417
Ningbo Deye Technology Co. Ltd. Class A	364	4,495
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	4,280
Ningbo Sanxing Medical Electric Co. Ltd. Class A	700	2,309
Ningbo Tuopu Group Co. Ltd. Class A	870	9,620
Ningxia Baofeng Energy Group Co. Ltd. Class A	3,600	10,124
NIO, Inc. Class A (a)(c)	110,330	580,602
Nongfu Spring Co. Ltd. Class H (b)	121,800	732,975
OmniVision Integrated Circuits Group, Inc.	575	10,372
Orient Securities Co. Ltd. Class A	3,692	5,766
PDD Holdings, Inc. ADR (a)	42,600	4,830,414
People's Insurance Co. Group of China Ltd. Class A	4,700	6,027
People's Insurance Co. Group of China Ltd. Class H	525,000	455,290
PetroChina Co. Ltd. Class A	10,700	15,958
PetroChina Co. Ltd. Class H	1,262,000	1,358,715
Pharmaron Beijing Co. Ltd. Class A	1,275	5,193
Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	417,000	$876,485
Ping An Bank Co. Ltd. Class A	8,300	13,568
Ping An Insurance Group Co. of China Ltd. Class A	5,300	51,937
Ping An Insurance Group Co. of China Ltd. Class H	402,000	3,364,849
Piotech, Inc. Class A	52	2,458
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	6,642
Pop Mart International Group Ltd. (b)(c)	32,000	771,684
Postal Savings Bank of China Co. Ltd. Class A	14,900	11,634
Postal Savings Bank of China Co. Ltd. Class H (b)	536,000	366,354
Power Construction Corp. of China Ltd. Class A	8,500	6,332
Qfin Holdings, Inc. ADR	6,100	117,547
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	12,103
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	7,565
Remegen Co. Ltd. Class H (a)(b)	10,500	97,129
Rockchip Electronics Co. Ltd. Class A	200	5,108
Rongsheng Petrochemical Co. Ltd. Class A	5,155	8,648
SAIC Motor Corp. Ltd. Class A	3,800	8,286
Sailun Group Co. Ltd. Class A	3,000	6,954
Sanan Optoelectronics Co. Ltd. Class A	2,500	5,061
Sany Heavy Industry Co. Ltd. Class A	4,155	12,578
Satellite Chemical Co. Ltd. Class A	1,686	4,271
SDIC Capital Co. Ltd. Class A	600	658
SDIC Power Holdings Co. Ltd. Class A	4,900	9,210
Seres Group Co. Ltd. Class A	800	13,864
SF Holding Co. Ltd. Class A	2,400	13,176
SG Micro Corp. Class A	340	3,344
Shaanxi Coal Industry Co. Ltd. Class A	4,800	14,661
Shandong Gold Mining Co. Ltd. Class A	1,828	10,138
Shandong Gold Mining Co. Ltd. Class H (b)(c)	47,250	210,040
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	675
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	8,008
Shandong Sun Paper Industry JSC Ltd. Class A	1,400	3,159
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	149,200	96,227
Shanghai Baosight Software Co. Ltd. Class A	1,100	3,264

See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	142	$2,765
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	8,635
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,020	3,871
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,400	3,582
Shanghai Pudong Development Bank Co. Ltd. Class A	13,800	24,595
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,554	6,087
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,543
Shanghai Rural Commercial Bank Co. Ltd. Class A	4,800	6,389
Shanghai United Imaging Healthcare Co. Ltd. Class A	210	3,776
Shanjin International Gold Co. Ltd. Class A	1,360	4,741
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,500	2,536
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	580	14,267
Shenergy Co. Ltd. Class A	100	111
Shengyi Technology Co. Ltd. Class A	1,000	10,231
Shennan Circuits Co. Ltd. Class A	208	6,922
Shenwan Hongyuan Group Co. Ltd. Class A	5,500	4,153
Shenzhen Inovance Technology Co. Ltd. Class A	650	7,015
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	16,371
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	400	3,224
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	5,679
Shenzhen Transsion Holdings Co. Ltd. Class A	563	5,336
Shenzhou International Group Holdings Ltd.	49,600	389,994
Sichuan Chuantou Energy Co. Ltd. Class A	2,400	4,779
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	800	3,364
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)(c)	2,900	146,127
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,426
Sino Biopharmaceutical Ltd.	623,000	494,654
Sinolink Securities Co. Ltd. Class A	1,800	2,398
Sinopharm Group Co. Ltd. Class H	79,200	197,809
Security Description	Shares	Value
Sinotruk Hong Kong Ltd.	41,500	$147,264
Smoore International Holdings Ltd. (b)(c)	110,000	168,318
SooChow Securities Co. Ltd. Class A	4,200	5,452
Spring Airlines Co. Ltd. Class A	300	2,557
Sungrow Power Supply Co. Ltd. Class A	700	17,153
Sunny Optical Technology Group Co. Ltd.	42,800	360,447
Sunwoda Electronic Co. Ltd. Class A	900	3,372
SUPCON Technology Co. Ltd. Class A	8	57
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	300	3,638
Suzhou TFC Optical Communication Co. Ltd. Class A	384	11,170
TAL Education Group ADR (a)	24,800	270,568
TBEA Co. Ltd. Class A	2,473	7,873
TCL Technology Group Corp. Class A	10,420	6,778
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,150	3,868
Tencent Holdings Ltd.	384,800	29,613,310
Tencent Music Entertainment Group ADR	34,700	608,291
Tianqi Lithium Corp. Class A (a)	700	5,554
Tianshan Aluminum Group Co. Ltd. Class A	3,000	6,954
Tianshui Huatian Technology Co. Ltd. Class A	2,500	3,929
Tingyi Cayman Islands Holding Corp.	116,000	175,710
Tongcheng Travel Holdings Ltd.	76,400	220,263
TongFu Microelectronics Co. Ltd. Class A	800	4,321
Tongling Nonferrous Metals Group Co. Ltd. Class A	6,300	5,425
Tongwei Co. Ltd. Class A (a)	2,400	7,056
Trina Solar Co. Ltd. Class A (a)	1,727	4,095
Trip.com Group Ltd.	37,217	2,648,965
Tsingtao Brewery Co. Ltd. Class A	200	1,754
Tsingtao Brewery Co. Ltd. Class H	38,000	237,857
UBTech Robotics Corp. Ltd. Class H (a)(c)	11,650	189,040
Unigroup Guoxin Microelectronics Co. Ltd. Class A	379	4,279
Unisplendour Corp. Ltd. Class A	1,860	6,555
Victory Giant Technology Huizhou Co. Ltd. Class A	400	16,480
Vipshop Holdings Ltd. ADR	18,388	325,284
Wanhua Chemical Group Co. Ltd. Class A	1,500	16,479
Want Want China Holdings Ltd.	279,000	166,321
Weichai Power Co. Ltd. Class A	4,500	11,089

See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Weichai Power Co. Ltd. Class H	118,000	$285,771
Wens Foodstuff Group Co. Ltd. Class A	3,240	7,835
Western Securities Co. Ltd. Class A	3,600	4,069
Western Superconducting Technologies Co. Ltd. Class A	321	3,430
Wingtech Technology Co. Ltd. Class A (a)	1,100	5,875
Wintime Energy Group Co. Ltd. Class A (a)	10,800	2,429
Wuhan Guide Infrared Co. Ltd. Class A (a)	3,249	6,829
Wuliangye Yibin Co. Ltd. Class A	2,000	30,356
WUS Printed Circuit Kunshan Co. Ltd. Class A	980	10,259
WuXi AppTec Co. Ltd. Class A	1,233	16,011
WuXi AppTec Co. Ltd. Class H (b)	19,591	248,427
Wuxi Biologics Cayman, Inc. (a)(b)	209,500	846,236
WuXi XDC Cayman, Inc. (a)	17,918	139,850
XCMG Construction Machinery Co. Ltd. Class A	7,600	12,609
Xiamen Tungsten Co. Ltd. Class A	1,100	6,471
Xiaomi Corp. Class B (a)(b)	1,032,700	5,214,249
Xinyi Solar Holdings Ltd. (c)	267,846	102,204
XPeng, Inc. Class A (a)(c)	75,400	768,676
XtalPi Holdings Ltd. (a)	99,000	120,324
Yadea Group Holdings Ltd. (b)	72,238	105,524
Yankuang Energy Group Co. Ltd. Class A	3,295	6,208
Yankuang Energy Group Co. Ltd. Class H	194,000	239,774
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	6,089
Yealink Network Technology Corp. Ltd. Class A	600	3,065
Yonyou Network Technology Co. Ltd. Class A (a)	678	1,288
Youngor Fashion Co. Ltd. Class A	2,300	2,504
YTO Express Group Co. Ltd. Class A	1,500	3,529
Yum China Holdings, Inc.	22,150	1,048,948
Yunnan Aluminium Co. Ltd. Class A	1,700	7,998
Yunnan Baiyao Group Co. Ltd. Class A	1,078	8,766
Yunnan Yuntianhua Co. Ltd. Class A	900	4,308
Yutong Bus Co. Ltd. Class A	1,100	5,153
Zangge Mining Co. Ltd. Class A	800	9,673
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	7,254
Zhaojin Mining Industry Co. Ltd. Class H	104,000	410,736
Zhejiang China Commodities City Group Co. Ltd. Class A	2,700	6,170
Zhejiang Chint Electrics Co. Ltd. Class A	1,100	4,395
Security Description	Shares	Value
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	$4,342
Zhejiang Expressway Co. Ltd. Class H	92,840	85,522
Zhejiang Huayou Cobalt Co. Ltd. Class A	880	8,606
Zhejiang Juhua Co. Ltd. Class A	300	1,651
Zhejiang Leapmotor Technology Co. Ltd. Class H (a)(b)	29,900	186,772
Zhejiang Longsheng Group Co. Ltd. Class A	1,600	2,444
Zhejiang NHU Co. Ltd. Class A	1,516	5,471
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	900	7,132
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,000	2,294
Zhejiang Weiming Environment Protection Co. Ltd. Class A	830	3,018
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	5,390
Zheshang Securities Co. Ltd. Class A	3,700	5,730
Zhongji Innolight Co. Ltd. Class A	360	31,462
Zhongjin Gold Corp. Ltd. Class A	2,400	8,032
Zhongtai Securities Co. Ltd. Class A	600	559
Zhuzhou CRRC Times Electric Co. Ltd. Class H	25,700	124,216
Zijin Mining Group Co. Ltd. Class A	10,000	49,384
Zijin Mining Group Co. Ltd. Class H (c)	358,000	1,640,172
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,500	4,327
ZTE Corp. Class A	2,000	10,842
ZTE Corp. Class H (c)	44,800	156,211
ZTO Express Cayman, Inc.	25,200	525,465
		146,204,745
COLOMBIA — 0.1%
Grupo Cibest SA	15,493	283,807
Interconexion Electrica SA ESP	26,006	169,765
		453,572
CZECH REPUBLIC — 0.1%
CEZ AS	8,101	509,718
Komercni Banka AS	4,513	254,797
Moneta Money Bank AS (b)	15,367	144,400
		908,915
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	161,807	349,395
Eastern Co. SAE	76,422	59,439
Talaat Moustafa Group	44,233	74,185
		483,019
GREECE — 0.6%
Alpha Bank SA	130,917	550,445

See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Eurobank SA Class A	155,308	$624,725
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	10,014	198,290
Jumbo SA	6,875	225,274
National Bank of Greece SA	52,551	802,341
OPAP SA	11,017	247,133
Piraeus Bank SA	67,100	535,406
Public Power Corp. SA	10,898	232,945
		3,416,559
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a)(d)	406,100	—
J&T Global Express Ltd. (a)	140,200	188,230
Orient Overseas International Ltd. (c)	7,500	120,833
Zijin Gold International Co. Ltd. (a)	12,500	234,470
		543,533
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	24,248	218,069
OTP Bank Nyrt	13,394	1,438,098
Richter Gedeon Nyrt	8,317	250,978
		1,907,145
INDIA — 15.4%
ABB India Ltd.	3,257	187,348
Adani Enterprises Ltd. (e)	10,006	249,339
Adani Enterprises Ltd. (a)(e)	1,200	17,887
Adani Ports & Special Economic Zone Ltd.	33,362	545,570
Adani Power Ltd. (a)	179,139	284,994
Alkem Laboratories Ltd.	2,583	158,249
Ambuja Cements Ltd.	38,685	239,459
APL Apollo Tubes Ltd.	11,222	238,975
Apollo Hospitals Enterprise Ltd.	6,193	485,252
Ashok Leyland Ltd.	182,001	362,850
Asian Paints Ltd.	20,678	637,162
Astral Ltd.	7,465	115,323
AU Small Finance Bank Ltd. (b)	22,722	251,415
Aurobindo Pharma Ltd.	16,067	211,475
Avenue Supermarts Ltd. (a)(b)	10,048	422,828
Axis Bank Ltd.	140,948	1,990,661
Bajaj Auto Ltd.	4,137	430,043
Bajaj Finance Ltd.	171,652	1,884,594
Bajaj Finserv Ltd.	23,685	537,554
Bajaj Holdings & Investment Ltd.	1,679	211,614
Balkrishna Industries Ltd.	4,813	124,219
Bank of Baroda	65,575	215,885
Bharat Electronics Ltd.	224,390	997,628
Bharat Forge Ltd.	16,205	265,109
Bharat Heavy Electricals Ltd.	66,257	211,901
Bharat Petroleum Corp. Ltd.	93,971	401,481
Bharti Airtel Ltd.	154,158	3,611,451
Bosch Ltd.	456	182,848
Britannia Industries Ltd.	6,693	449,107
Security Description	Shares	Value
BSE Ltd.	12,428	$363,965
Canara Bank	109,200	188,210
CG Power & Industrial Solutions Ltd.	43,303	312,152
Cholamandalam Investment & Finance Co. Ltd.	25,974	491,914
Cipla Ltd.	34,001	571,718
Coal India Ltd.	113,616	504,373
Colgate-Palmolive India Ltd.	8,536	197,133
Coromandel International Ltd.	7,410	186,851
Cummins India Ltd.	8,549	421,784
Dabur India Ltd.	32,538	182,312
Divi's Laboratories Ltd.	7,341	522,115
Dixon Technologies India Ltd.	2,242	301,879
DLF Ltd.	45,841	350,593
Dr. Reddy's Laboratories Ltd.	32,591	461,020
Eicher Motors Ltd.	8,428	685,694
Eternal Ltd. (a)	148,401	459,092
Fortis Healthcare Ltd.	28,905	284,292
FSN E-Commerce Ventures Ltd. (a)	71,357	210,508
GAIL India Ltd.	142,527	273,004
GE Vernova T&D India Ltd.	7,513	261,845
GMR Airports Ltd. (a)	163,421	189,768
Godrej Consumer Products Ltd.	25,334	344,497
Godrej Properties Ltd. (a)	9,464	211,057
Grasim Industries Ltd.	16,812	529,166
Havells India Ltd.	13,326	211,263
HCL Technologies Ltd.	58,502	1,056,597
HDFC Asset Management Co. Ltd. (b)	11,934	354,809
HDFC Bank Ltd.	683,041	7,532,652
HDFC Life Insurance Co. Ltd. (b)	59,883	499,595
Hero MotoCorp Ltd.	7,428	476,939
Hindalco Industries Ltd.	82,676	815,635
Hindustan Aeronautics Ltd.	12,305	600,838
Hindustan Petroleum Corp. Ltd.	59,256	329,015
Hindustan Unilever Ltd.	50,412	1,298,953
Hitachi Energy India Ltd.	806	164,196
Hyundai Motor India Ltd.	10,075	257,593
ICICI Bank Ltd.	317,619	4,745,587
ICICI Lombard General Insurance Co. Ltd. (b)	15,151	330,752
ICICI Prudential Life Insurance Co. Ltd. (b)	22,301	165,807
IDFC First Bank Ltd.	218,115	207,754
Indian Hotels Co. Ltd.	52,772	433,810
Indian Oil Corp. Ltd.	174,797	323,731
Indian Railway Catering & Tourism Corp. Ltd.	14,512	110,536
Indus Towers Ltd. (a)	78,752	366,907
IndusInd Bank Ltd. (a)	35,749	343,730
Info Edge India Ltd.	22,065	327,393
Infosys Ltd.	194,455	3,494,934
InterGlobe Aviation Ltd. (b)	11,618	654,002
ITC Ltd.	184,343	826,555
Jindal Stainless Ltd.	20,386	190,355

See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Jindal Steel Ltd.	21,694	$254,353
Jio Financial Services Ltd.	176,310	578,582
JSW Energy Ltd.	27,589	148,091
JSW Steel Ltd.	37,818	490,106
Jubilant Foodworks Ltd.	22,739	141,323
Kalyan Jewellers India Ltd.	25,468	137,528
Kotak Mahindra Bank Ltd.	66,858	1,637,318
Kwality Wall's India Ltd. (a)	50,412	21,426
Larsen & Toubro Ltd.	41,402	1,881,021
Lodha Developers Ltd. (b)	18,815	222,168
LTIMindtree Ltd. (b)	4,600	310,328
Lupin Ltd.	14,127	331,565
Mahindra & Mahindra Ltd.	56,032	2,312,364
Mankind Pharma Ltd.	7,559	184,729
Marico Ltd.	32,119	268,232
Maruti Suzuki India Ltd.	7,721	1,434,339
Max Healthcare Institute Ltd.	47,700	554,646
Mphasis Ltd.	6,511	202,199
MRF Ltd.	144	244,896
Muthoot Finance Ltd.	7,487	317,517
Nestle India Ltd.	41,700	597,574
NHPC Ltd.	182,925	161,231
NMDC Ltd.	189,666	175,508
NTPC Ltd.	267,879	982,200
Oberoi Realty Ltd.	7,892	146,690
Oil & Natural Gas Corp. Ltd.	186,759	499,482
Oil India Ltd.	30,221	142,683
One 97 Communications Ltd. (a)	22,622	326,924
Oracle Financial Services Software Ltd.	1,353	115,716
Page Industries Ltd.	377	151,191
PB Fintech Ltd. (a)	21,270	432,029
Persistent Systems Ltd.	6,735	469,984
Petronet LNG Ltd.	43,089	136,200
Phoenix Mills Ltd.	12,341	254,497
PI Industries Ltd.	4,667	168,144
Pidilite Industries Ltd.	18,884	311,458
Polycab India Ltd.	3,262	276,517
Power Finance Corp. Ltd.	91,703	362,611
Power Grid Corp. of India Ltd.	285,442	840,326
Prestige Estates Projects Ltd.	10,685	189,592
Punjab National Bank	143,926	197,892
Rail Vikas Nigam Ltd.	32,158	127,821
REC Ltd.	81,269	322,619
Reliance Industries Ltd.	365,855	6,392,329
Samvardhana Motherson International Ltd.	253,638	338,468
SBI Cards & Payment Services Ltd.	17,803	170,683
SBI Life Insurance Co. Ltd. (b)	27,774	628,813
Shree Cement Ltd.	553	163,508
Shriram Finance Ltd.	86,491	958,644
Siemens Energy India Ltd. (a)	5,183	147,631
Siemens Ltd.	5,626	191,747
Solar Industries India Ltd.	1,683	229,420
SRF Ltd.	8,257	282,493
Security Description	Shares	Value
State Bank of India	109,232	$1,193,685
Sun Pharmaceutical Industries Ltd.	59,113	1,131,034
Sundaram Finance Ltd.	4,150	243,923
Supreme Industries Ltd.	4,020	150,004
Suzlon Energy Ltd. (a)	591,281	346,495
Swiggy Ltd. (a)	53,012	227,815
Tata Communications Ltd.	6,913	140,391
Tata Consultancy Services Ltd.	54,342	1,938,501
Tata Consumer Products Ltd.	36,682	486,485
Tata Motors Ltd./new (a)	124,293	574,589
Tata Motors Passenger Vehicles Ltd.	124,293	508,003
Tata Power Co. Ltd.	97,757	412,871
Tata Steel Ltd.	461,072	923,792
Tech Mahindra Ltd.	33,102	585,918
Titan Co. Ltd.	21,791	982,274
Torrent Pharmaceuticals Ltd.	7,322	313,639
Torrent Power Ltd.	11,037	160,460
Trent Ltd.	11,154	531,022
Tube Investments of India Ltd.	6,679	194,256
TVS Motor Co. Ltd.	14,679	607,513
UltraTech Cement Ltd.	7,236	948,705
Union Bank of India Ltd.	93,082	159,239
United Spirits Ltd.	17,985	288,886
UPL Ltd.	29,093	257,382
Varun Beverages Ltd.	83,495	455,054
Vedanta Ltd.	84,484	568,118
Vishal Mega Mart Ltd. (a)	127,012	192,710
Vodafone Idea Ltd. (a)	1,645,032	196,937
Voltas Ltd.	14,523	219,947
WAAREE Energies Ltd.	5,191	171,423
Wipro Ltd.	161,787	473,916
Yes Bank Ltd. (a)	879,992	211,481
Zydus Lifesciences Ltd.	15,724	159,961
		95,068,886
INDONESIA — 1.1%
Amman Mineral Internasional PT (a)	869,500	335,025
Astra International Tbk. PT	1,215,900	488,548
Bank Central Asia Tbk. PT	3,320,400	1,607,930
Bank Mandiri Persero Tbk. PT	2,252,200	688,829
Bank Negara Indonesia Persero Tbk. PT	884,600	231,826
Bank Rakyat Indonesia Persero Tbk. PT	4,129,613	906,410
Barito Pacific Tbk. PT (a)	1,363,942	267,472
Barito Renewables Energy Tbk. PT (a)	471,800	274,450
Bumi Resources Minerals Tbk. PT (a)	3,303,200	217,902
Chandra Asri Pacific Tbk. PT	513,000	215,352
Charoen Pokphand Indonesia Tbk. PT	428,500	115,894
Dian Swastatika Sentosa Tbk. PT (a)	59,400	359,784

See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (a)	52,637,200	$202,026
Indofood Sukses Makmur Tbk. PT	253,600	103,037
Petrindo Jaya Kreasi Tbk. PT	1,338,300	187,803
Sumber Alfaria Trijaya Tbk. PT	1,129,900	133,826
Telkom Indonesia Persero Tbk. PT	2,985,600	623,082
United Tractors Tbk. PT	90,600	160,282
		7,119,478
KUWAIT — 0.7%
Boubyan Bank KSCP	94,867	220,585
Gulf Bank KSCP	120,388	139,768
Kuwait Finance House KSCP	663,647	1,750,301
Mabanee Co. KPSC	40,868	144,865
Mobile Telecommunications Co. KSCP	118,193	199,487
National Bank of Kuwait SAKP	497,102	1,640,841
Warba Bank KSCP (a)	133,808	127,498
		4,223,345
LUXEMBOURG — 0.0% *
Reinet Investments SCA	8,155	285,450
MALAYSIA — 1.2%
AMMB Holdings Bhd.	147,100	235,621
Axiata Group Bhd.	158,493	98,423
CelcomDigi Bhd.	213,900	168,147
CIMB Group Holdings Bhd.	488,136	992,391
Gamuda Bhd.	276,911	339,827
Hong Leong Bank Bhd.	38,400	209,506
IHH Healthcare Bhd.	131,400	283,329
IOI Corp. Bhd.	152,100	149,926
Kuala Lumpur Kepong Bhd.	29,410	144,948
Malayan Banking Bhd.	365,577	944,122
Maxis Bhd.	136,400	127,392
MISC Bhd.	81,300	156,269
Mr. DIY Group M Bhd. (b)	186,650	70,373
Nestle Malaysia Bhd.	4,000	112,371
Petronas Chemicals Group Bhd.	142,600	127,560
Petronas Dagangan Bhd.	17,100	84,109
Petronas Gas Bhd.	46,900	209,652
Press Metal Aluminium Holdings Bhd.	221,700	388,986
Public Bank Bhd.	881,300	985,979
QL Resources Bhd.	94,350	88,119
RHB Bank Bhd.	103,451	196,552
SD Guthrie Bhd.	121,636	171,753
Sunway Bhd.	149,600	207,184
Telekom Malaysia Bhd.	66,661	132,238
Tenaga Nasional Bhd.	157,900	533,856
YTL Corp. Bhd.	168,400	84,656
YTL Power International Bhd.	159,800	130,344
		7,373,633
MEXICO — 2.0%
America Movil SAB de CV (c)	1,084,221	1,123,448
Arca Continental SAB de CV (c)	30,900	334,926
Cemex SAB de CV (c)	916,717	1,053,897
Coca-Cola Femsa SAB de CV	31,235	297,192
Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	169,958	$255,133
Fomento Economico Mexicano SAB de CV (c)	102,680	1,038,593
Gruma SAB de CV Class B (c)	9,425	162,630
Grupo Aeroportuario del Centro Norte SAB de CV	17,000	230,263
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	23,295	612,917
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	10,785	347,421
Grupo Bimbo SAB de CV (c)	77,615	255,213
Grupo Carso SAB de CV (c)	33,504	219,776
Grupo Comercial Chedraui SA de CV (c)	18,800	128,948
Grupo Financiero Banorte SAB de CV Class O	151,503	1,406,708
Grupo Financiero Inbursa SAB de CV Class O	88,526	214,526
Grupo Mexico SAB de CV	186,336	1,762,158
Industrias Penoles SAB de CV (a)	11,995	631,616
Kimberly-Clark de Mexico SAB de CV Class A (c)	89,689	191,555
Prologis Property Mexico SA de CV REIT	63,450	266,229
Promotora y Operadora de Infraestructura SAB de CV (c)	11,140	165,642
Sigma Foods SAB de CV (c)	212,571	186,094
Southern Copper Corp.	5,417	777,177
Wal-Mart de Mexico SAB de CV (c)	310,694	969,952
		12,632,014
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	9,800	272,734
Credicorp Ltd.	4,020	1,153,740
		1,426,474
PHILIPPINES — 0.4%
Ayala Corp.	14,485	115,225
Ayala Land, Inc.	385,100	146,951
Bank of the Philippine Islands	107,481	212,103
BDO Unibank, Inc.	143,574	328,476
International Container Terminal Services, Inc.	60,800	585,962
Jollibee Foods Corp.	29,640	90,684
Manila Electric Co.	16,540	161,373
Metropolitan Bank & Trust Co.	104,617	121,808
PLDT, Inc.	4,296	92,006
SM Investments Corp.	13,010	154,685
SM Prime Holdings, Inc.	600,600	232,247
		2,241,520
POLAND — 1.1%
Allegro.eu SA (a)(b)	41,242	355,843
Bank Millennium SA (a)	35,494	164,182
Bank Polska Kasa Opieki SA	11,072	631,639

See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Budimex SA	736	$130,569
CCC SA (a)(c)	3,170	105,455
CD Projekt SA	3,878	259,957
Dino Polska SA (a)(b)	29,369	337,786
KGHM Polska Miedz SA (a)	8,400	656,075
LPP SA (c)	67	387,814
mBank SA (a)	904	266,910
ORLEN SA	35,123	938,938
PGE Polska Grupa Energetyczna SA (a)	52,651	128,933
Powszechna Kasa Oszczednosci Bank Polski SA	52,271	1,238,150
Powszechny Zaklad Ubezpieczen SA	36,440	676,459
Santander Bank Polska SA	2,446	371,064
Zabka Group SA (a)	17,342	110,462
		6,760,236
QATAR — 0.6%
Al Rayan Bank	357,733	215,563
Barwa Real Estate Co.	129,353	92,938
Commercial Bank PSQC	191,756	221,196
Dukhan Bank	104,993	100,812
Industries Qatar QSC	90,070	295,121
Mesaieed Petrochemical Holding Co.	351,384	105,483
Ooredoo QPSC	46,957	168,044
Qatar Electricity & Water Co. QSC	26,856	111,009
Qatar Fuel QSC	34,755	144,804
Qatar Gas Transport Co. Ltd.	163,420	201,481
Qatar International Islamic Bank QSC	57,705	181,150
Qatar Islamic Bank QPSC	106,660	701,595
Qatar National Bank QPSC	276,234	1,415,690
		3,954,886
ROMANIA — 0.0% *
NEPI Rockcastle NV	36,031	317,147
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	308,085	—
Gazprom PJSC (a)(d)	1,420,638	—
GMK Norilskiy Nickel PAO (a)(d)	757,200	—
Inter RAO UES PJSC (a)(d)	4,533,728	—
LUKOIL PJSC (a)(d)	49,922	—
Mobile TeleSystems PJSC (a)(d)	13,301	—
Mobile TeleSystems PJSC ADR (a)(d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (a)(d)	172,751	—
Novatek PJSC (a)(d)	91,850	—
Novatek PJSC GDR (a)(d)	930	—
Novolipetsk Steel PJSC (a)(d)	181,543	—
Ozon Holdings PLC ADR (a)(c)(d)	6,064	—
PhosAgro PJSC (a)(d)	106	—
PhosAgro PJSC GDR (a)(d)	16,519	—
Polyus PJSC (a)(d)	40,210	—
Rosneft Oil Co. PJSC (a)(d)	140,958	—
Security Description	Shares	Value
Sberbank of Russia PJSC (a)(d)	1,296,064	$—
Severstal PAO (a)(d)	25,372	—
Surgutneftegas PAO (a)(d)	874,000	—
Surgutneftegas PAO Preference Shares (a)(d)	807,200	—
Tatneft PJSC (a)(d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	346	—
United Co. RUSAL International PJSC (a)(d)	365,310	—
VK IPJSC GDR (a)(d)	12,460	—
VTB Bank PJSC (a)(d)	76,130	—
		—
SAUDI ARABIA — 2.8%
ACWA Power Co. (a)	9,200	445,921
Ades Holding Co.	20,966	97,485
Al Rajhi Bank	117,516	3,054,764
Alinma Bank	73,537	477,987
Almarai Co. JSC	29,970	345,660
Arab National Bank	53,751	309,826
Arabian Internet & Communications Services Co.	1,485	89,121
Bank AlBilad	43,849	290,160
Bank Al-Jazira (a)	39,062	116,120
Banque Saudi Fransi	74,858	335,691
Bupa Arabia for Cooperative Insurance Co.	4,867	180,235
Co. for Cooperative Insurance	4,294	133,944
Dallah Healthcare Co.	2,064	69,060
Dar Al Arkan Real Estate Development Co. (a)	32,012	136,043
Dr. Sulaiman Al Habib Medical Services Group Co.	5,348	366,438
Elm Co.	1,467	292,555
Etihad Etisalat Co.	23,082	406,157
Jabal Omar Development Co. (a)	33,941	133,744
Jarir Marketing Co.	35,383	120,560
Makkah Construction & Development Co.	5,692	120,720
Mouwasat Medical Services Co.	5,885	104,574
Riyad Bank	88,442	639,948
SABIC Agri-Nutrients Co.	14,278	421,397
Sahara International Petrochemical Co.	21,588	86,334
SAL Saudi Logistics Services	1,456	62,265
Saudi Arabian Mining Co. (a)	81,380	1,322,414
Saudi Arabian Oil Co. (b)	362,558	2,303,444
Saudi Awwal Bank	60,438	521,751
Saudi Basic Industries Corp.	54,277	742,351
Saudi Electricity Co.	49,176	184,207
Saudi Investment Bank	35,614	124,670
Saudi National Bank	176,019	1,777,647
Saudi Research & Media Group (a)	2,064	68,510
Saudi Tadawul Group Holding Co.	2,806	104,959
Saudi Telecom Co.	119,626	1,370,781

See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Yanbu National Petrochemical Co.	16,088	$117,868
		17,475,311
SOUTH AFRICA — 3.3%
Absa Group Ltd.	51,211	739,763
Bid Corp. Ltd.	20,292	516,632
Bidvest Group Ltd.	19,220	275,471
Capitec Bank Holdings Ltd.	5,205	1,305,428
Clicks Group Ltd.	14,144	287,293
Discovery Ltd.	32,617	447,977
FirstRand Ltd.	302,035	1,654,175
Gold Fields Ltd.	53,618	2,348,287
Harmony Gold Mining Co. Ltd.	34,487	701,562
Impala Platinum Holdings Ltd.	54,655	864,189
MTN Group Ltd.	105,274	1,076,883
Naspers Ltd. Class N	46,987	3,132,022
Nedbank Group Ltd.	27,667	444,575
Northam Platinum Holdings Ltd.	21,260	432,526
OUTsurance Group Ltd.	50,465	218,245
Pepkor Holdings Ltd. (b)	209,559	334,510
Remgro Ltd.	30,026	329,090
Sanlam Ltd.	108,427	644,476
Sasol Ltd. (a)	34,308	219,886
Shoprite Holdings Ltd.	28,046	457,385
Sibanye Stillwater Ltd. (a)	170,474	622,431
Standard Bank Group Ltd.	78,731	1,379,812
Valterra Platinum Ltd.	15,842	1,347,631
Vodacom Group Ltd.	37,221	317,423
		20,097,672
SOUTH KOREA — 13.2%
Alteogen, Inc. (a)	2,395	747,320
Amorepacific Corp.	1,814	150,479
APR Corp.	1,421	227,865
Celltrion, Inc.	8,972	1,127,300
Coway Co. Ltd.	3,143	189,599
DB Insurance Co. Ltd.	2,838	258,278
Doosan Bobcat, Inc.	3,228	129,295
Doosan Co. Ltd.	448	242,885
Doosan Enerbility Co. Ltd. (a)	26,823	1,402,084
Ecopro BM Co. Ltd. (a)	2,977	302,959
Ecopro Co. Ltd.	6,019	379,386
Hana Financial Group, Inc.	16,626	1,086,048
Hanjin Kal Corp.	1,509	129,892
Hankook Tire & Technology Co. Ltd.	4,626	187,217
Hanmi Semiconductor Co. Ltd.	2,506	221,627
Hanwha Aerospace Co. Ltd.	2,001	1,307,099
Hanwha Ocean Co. Ltd. (a)	8,215	647,825
Hanwha Systems Co. Ltd.	4,703	177,601
HD Hyundai Co. Ltd.	2,569	336,161
HD Hyundai Electric Co. Ltd.	1,397	750,601
HD Hyundai Heavy Industries Co. Ltd.	1,585	560,040
HD Hyundai Marine Solution Co. Ltd.	901	121,026
Security Description	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,577	$728,082
HLB, Inc. (a)	7,237	255,208
HMM Co. Ltd.	14,332	203,954
HYBE Co. Ltd.	1,346	308,341
Hyosung Heavy Industries Corp.	341	421,590
Hyundai Glovis Co. Ltd.	2,286	286,593
Hyundai Mobis Co. Ltd.	3,622	937,840
Hyundai Motor Co.	7,963	1,638,978
Hyundai Motor Co. Preference Shares (e)	2,127	313,760
Hyundai Motor Co. Preference Shares (e)	1,288	184,185
Hyundai Rotem Co. Ltd.	4,637	604,833
Industrial Bank of Korea	17,184	249,908
Kakao Corp.	18,456	769,988
KakaoBank Corp.	9,627	144,350
KB Financial Group, Inc.	21,701	1,878,529
Kia Corp.	14,118	1,193,692
Korea Aerospace Industries Ltd.	4,480	355,775
Korea Electric Power Corp. (a)	15,239	499,310
Korea Investment Holdings Co. Ltd.	2,459	276,020
Korea Zinc Co. Ltd.	225	205,546
Korean Air Lines Co. Ltd.	10,657	166,822
Krafton, Inc. (a)	1,676	286,207
KT&G Corp.	5,699	562,166
LG Chem Ltd.	2,999	693,254
LG Corp.	5,448	305,198
LG Display Co. Ltd. (a)	18,086	148,274
LG Electronics, Inc.	6,262	399,485
LG Energy Solution Ltd. (a)	2,792	714,208
LG H&H Co. Ltd.	567	101,746
LG Uplus Corp.	12,957	132,399
LIG Nex1 Co. Ltd.	805	235,261
LS Electric Co. Ltd.	882	281,642
Meritz Financial Group, Inc.	4,664	366,178
Mirae Asset Securities Co. Ltd.	11,614	188,252
NAVER Corp.	8,445	1,421,618
NH Investment & Securities Co. Ltd.	9,024	132,176
POSCO Future M Co. Ltd. (a)	2,126	275,979
POSCO Holdings, Inc.	4,348	920,579
Posco International Corp.	3,166	109,009
Samsung Biologics Co. Ltd. (a)(b)	710	835,410
Samsung C&T Corp.	5,158	857,548
Samsung Electro-Mechanics Co. Ltd.	3,324	588,400
Samsung Electronics Co. Ltd.	284,393	23,670,626
Samsung Electronics Co. Ltd. Preference Shares	48,899	3,027,865
Samsung Fire & Marine Insurance Co. Ltd.	1,779	613,768
Samsung Heavy Industries Co. Ltd. (a)	41,955	701,895
Samsung Life Insurance Co. Ltd.	4,748	519,444
Samsung SDI Co. Ltd. (a)	3,603	674,054

See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Samsung SDS Co. Ltd.	2,504	$298,106
Samyang Foods Co. Ltd.	242	206,797
Shinhan Financial Group Co. Ltd.	26,137	1,395,256
SK Biopharmaceuticals Co. Ltd. (a)	1,813	156,815
SK Hynix, Inc.	32,784	14,815,441
SK Innovation Co. Ltd.	4,104	288,310
SK Square Co. Ltd. (a)	5,543	1,416,004
SK Telecom Co. Ltd.	6,159	228,737
SK, Inc.	2,200	391,725
S-Oil Corp. (a)	2,704	155,796
Woori Financial Group, Inc.	39,358	765,002
Yuhan Corp.	3,292	256,861
		81,443,382
TAIWAN — 20.4%
Accton Technology Corp.	30,000	1,131,427
Advantech Co. Ltd.	28,697	263,036
Alchip Technologies Ltd.	5,000	558,553
ASE Technology Holding Co. Ltd.	198,307	1,581,003
Asia Cement Corp.	136,000	161,016
Asia Vital Components Co. Ltd.	20,000	961,156
ASPEED Technology, Inc.	2,000	462,119
Asustek Computer, Inc.	42,000	732,515
Bizlink Holding, Inc.	10,000	483,761
Caliway Biopharmaceuticals Co. Ltd. (a)	61,000	300,918
Catcher Technology Co. Ltd.	33,000	218,456
Cathay Financial Holding Co. Ltd.	569,634	1,374,207
Chailease Holding Co. Ltd.	91,262	306,429
Chang Hwa Commercial Bank Ltd.	385,399	250,837
Cheng Shin Rubber Industry Co. Ltd.	107,000	100,460
China Airlines Ltd.	176,000	113,149
China Steel Corp.	710,000	429,338
Chroma ATE, Inc.	23,000	567,305
Chunghwa Telecom Co. Ltd.	230,000	955,268
Compal Electronics, Inc.	249,000	240,913
CTBC Financial Holding Co. Ltd.	999,040	1,596,149
Delta Electronics, Inc.	117,000	3,585,907
E Ink Holdings, Inc.	52,000	327,684
E.Sun Financial Holding Co. Ltd.	880,033	945,278
Eclat Textile Co. Ltd.	11,550	141,340
Elite Material Co. Ltd.	18,000	942,378
eMemory Technology, Inc.	4,000	220,238
Eva Airways Corp.	160,000	186,121
Evergreen Marine Corp. Taiwan Ltd.	65,300	394,870
Far Eastern New Century Corp.	173,000	153,066
Far EasTone Telecommunications Co. Ltd.	106,000	297,888
Feng TAY Enterprise Co. Ltd.	29,204	108,282
First Financial Holding Co. Ltd.	694,541	649,878
Formosa Chemicals & Fibre Corp.	208,000	212,498
Formosa Plastics Corp.	228,000	283,000
Fortune Electric Co. Ltd.	9,790	238,359
Fubon Financial Holding Co. Ltd.	503,014	1,538,475
Security Description	Shares	Value
Gigabyte Technology Co. Ltd.	32,000	$254,102
Global Unichip Corp.	5,000	338,155
Globalwafers Co. Ltd.	16,000	206,744
Gold Circuit Electronics Ltd.	19,000	415,429
Hon Hai Precision Industry Co. Ltd.	753,800	5,529,858
Hotai Motor Co. Ltd.	18,520	324,183
Hua Nan Financial Holdings Co. Ltd.	544,703	537,413
Innolux Corp.	461,563	250,462
International Games System Co. Ltd.	13,000	298,308
Inventec Corp.	160,000	218,456
Jentech Precision Industrial Co. Ltd.	5,000	436,817
KGI Financial Holding Co. Ltd.	970,914	533,036
King Slide Works Co. Ltd.	3,000	358,046
King Yuan Electronics Co. Ltd.	65,000	512,006
Largan Precision Co. Ltd.	6,000	476,441
Lite-On Technology Corp.	116,958	608,604
Lotes Co. Ltd.	5,000	206,076
MediaTek, Inc.	91,000	4,141,564
Mega Financial Holding Co. Ltd.	718,640	914,868
Nan Ya Plastics Corp.	310,000	593,943
Nien Made Enterprise Co. Ltd.	10,000	114,893
Novatek Microelectronics Corp.	35,000	416,607
Pegatron Corp.	119,000	259,811
PharmaEssentia Corp.	17,755	265,586
President Chain Store Corp.	34,000	239,684
Quanta Computer, Inc.	162,000	1,402,397
Realtek Semiconductor Corp.	29,000	451,330
Shanghai Commercial & Savings Bank Ltd.	232,813	300,829
SinoPac Financial Holdings Co. Ltd.	696,004	633,526
Taiwan Business Bank	432,745	220,363
Taiwan Cooperative Financial Holding Co. Ltd.	661,242	511,392
Taiwan High Speed Rail Corp.	119,000	106,045
Taiwan Mobile Co. Ltd.	105,000	362,582
Taiwan Semiconductor Manufacturing Co. Ltd.	1,478,000	72,910,998
TCC Group Holdings Co. Ltd.	406,655	300,262
Teco Electric & Machinery Co. Ltd.	69,000	184,466
TS Financial Holding Co. Ltd.	1,277,812	829,629
Unimicron Technology Corp.	78,000	546,140
Uni-President Enterprises Corp.	292,000	716,513
United Microelectronics Corp.	684,000	1,072,134
Vanguard International Semiconductor Corp.	63,589	186,393
Wan Hai Lines Ltd.	42,470	106,511
Wistron Corp.	181,000	866,966
Wiwynn Corp.	7,000	999,188
Yageo Corp.	100,424	738,306
Yang Ming Marine Transport Corp.	106,000	187,909
Yuanta Financial Holding Co. Ltd.	644,504	806,130

See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	40,000	$180,774
		126,085,152
THAILAND — 1.0%
Advanced Info Service PCL	62,800	623,914
Airports of Thailand PCL	256,500	431,503
Bangkok Dusit Medical Services PCL Class F	668,300	409,401
Bumrungrad Hospital PCL	35,200	175,972
Central Pattana PCL	122,400	214,652
Charoen Pokphand Foods PCL	221,900	153,544
CP ALL PCL	324,300	447,772
CP Axtra PCL	120,916	60,256
Delta Electronics Thailand PCL	186,400	1,023,558
Gulf Development PCL (a)	268,574	355,911
Kasikornbank PCL	34,900	215,459
Krung Thai Bank PCL	205,100	183,910
Minor International PCL	198,895	153,409
PTT Exploration & Production PCL	83,000	297,699
PTT PCL	603,200	612,677
SCB X PCL	51,100	225,453
Siam Cement PCL	46,654	271,735
TMBThanachart Bank PCL	1,384,500	88,770
True Corp. PCL (c)	613,274	212,179
		6,157,774
TURKEY — 0.4%
Akbank TAS	186,253	302,590
Aselsan Elektronik Sanayi Ve Ticaret AS	82,218	443,392
BIM Birlesik Magazalar AS	26,983	336,942
Eregli Demir ve Celik Fabrikalari TAS	204,986	113,648
Ford Otomotiv Sanayi AS	40,297	86,899
Haci Omer Sabanci Holding AS	67,590	132,540
KOC Holding AS	44,949	176,599
Turk Hava Yollari AO	32,850	205,293
Turkcell Iletisim Hizmetleri AS	71,240	154,372
Turkiye Is Bankasi AS Class C	516,131	169,265
Turkiye Petrol Rafinerileri AS	57,409	246,397
Yapi ve Kredi Bankasi AS (a)	198,875	167,658
		2,535,595
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	191,201	744,418
Abu Dhabi Islamic Bank PJSC	87,535	494,766
Abu Dhabi National Oil Co. for Distribution PJSC	189,835	201,573
ADNOC Drilling Co. PJSC	191,261	278,073
Adnoc Gas PLC	367,929	355,618
ADNOC Logistics & Services	107,087	172,603
Aldar Properties PJSC	232,470	550,652
Americana Restaurants International PLC - Foreign Co.	175,297	77,318
Dubai Electricity & Water Authority PJSC	357,460	269,587
Security Description	Shares	Value
Dubai Islamic Bank PJSC	174,172	$439,591
Emaar Development PJSC	60,829	250,908
Emaar Properties PJSC	396,611	1,517,162
Emirates NBD Bank PJSC	114,587	868,863
Emirates Telecommunications Group Co. PJSC	207,770	1,037,464
First Abu Dhabi Bank PJSC	264,157	1,254,294
Salik Co. PJSC	110,646	191,294
Two Point Zero Group PJSC (a)	197,421	140,289
		8,844,473
UNITED STATES — 0.3%
BeOne Medicines Ltd. Class H (a)	51,200	1,179,439
JBS NV Class A (a)	21,950	316,519
Legend Biotech Corp. ADR (a)	4,000	86,960
		1,582,918
TOTAL COMMON STOCKS (Cost $309,317,211)		591,320,022
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 7.87%	13,900	132,969
Axia Energia Class C, Preference Shares (a)	22,908	205,345
Localiza Rent a Car SA , Preference Shares (a)	2,124	16,086
		354,400
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.56%	27,092	428,981
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	60,092	6,686
TOTAL PREFERRED STOCKS (Cost $351,450)		790,067
WARRANTS — 3.4%
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (a)	42,120	5,605
YTL Power International Bhd. (expiring 06/02/28) (a)	31,960	6,773
		12,378
SWITZERLAND — 3.4%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	8,619,000
UBS AG (expiring 06/04/27) (a)	4,202	6,726,171
UBS AG (expiring 11/26/27) (a)	3,600	5,631,347
		20,976,518
TOTAL WARRANTS (Cost $15,894,439)		20,988,896

See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f)(g)	7,416,940	$7,416,940
State Street Navigator Securities Lending Portfolio II (h)(i)	6,071,884	6,071,884
TOTAL SHORT-TERM INVESTMENTS (Cost $13,488,824)		13,488,824
TOTAL INVESTMENTS — 101.4% (Cost $339,051,924)		626,587,809
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(8,601,120)
NET ASSETS — 100.0%		$617,986,689
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.7% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	89	03/20/2026	$6,191,197	$6,280,730	$89,533

During the year ended December 31, 2025, the average notional value related to futures contracts was $10,202,996.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$585,106,544	$6,213,478	$0(a)	$591,320,022
Preferred Stocks	783,381	6,686	—	790,067
Warrants	—	20,988,896	—	20,988,896
Short-Term Investments	13,488,824	—	—	13,488,824
TOTAL INVESTMENTS	$599,378,749	$27,209,060	$0	$626,587,809
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$89,533	$—	$—	$89,533
TOTAL OTHER FINANCIAL INSTRUMENTS:	$89,533	$—	$—	$89,533
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued) December 31, 2025

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,362,897	$27,362,897	$145,073,085	$165,019,042	$—	$—	7,416,940	$7,416,940	$416,386
State Street Navigator Securities Lending Portfolio II	6,592,877	6,592,877	57,803,275	58,324,268	—	—	6,071,884	6,071,884	23,357
Total		$33,955,774	$202,876,360	$223,343,310	$—	$—		$13,488,824	$439,743
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	State Street Balanced Index Fund	State Street Emerging Markets Equity Index Fund
ASSETS
Investments in unaffiliated issuers, at value*	$362,809,337	$613,098,985
Investments in affiliated issuers, at value	248,695,673	13,488,824
Total Investments	611,505,010	626,587,809
Foreign currency, at value	—	2,553,124
Net cash at broker	79,563	92,149
Cash	3,659	—
Receivable from broker — accumulated variation margin on futures contracts	—	89,752
Receivable for investments sold	2,283,781	—
Receivable for fund shares sold	156,088	236,711
Dividends receivable — unaffiliated issuers	198,903	988,322
Dividends receivable — affiliated issuers	6,496	25,078
Securities lending income receivable — unaffiliated issuers	89	6,051
Securities lending income receivable — affiliated issuers	1,368	2,415
Receivable from Adviser	55,608	294,944
Receivable for foreign taxes recoverable	126	26,152
Prepaid expenses and other assets	710	632
TOTAL ASSETS	614,291,401	630,903,139
LIABILITIES
Due to custodian	—	19,421
Payable upon return of securities loaned	2,504,489	6,071,884
Payable for investments purchased	2,830,000	—
Payable for fund shares repurchased	2,106,106	276,209
Payable to broker – accumulated variation margin on open futures contracts	5,769	—
Deferred foreign taxes payable	—	5,904,322
Advisory fee payable	—	41,187
Custodian fees payable	34,414	477,017
Administration fees payable	26,020	25,744
Trustees’ fees and expenses payable	19	44
Transfer agent fees payable	6,460	3,978
Registration and filing fees payable	4,447	1,634
Professional fees payable	51,516	37,726
Printing and postage fees payable	11,703	11,879
Accrued expenses and other liabilities	538	45,405
TOTAL LIABILITIES	7,581,481	12,916,450
NET ASSETS	$606,709,920	$617,986,689
NET ASSETS CONSIST OF:
Paid-in capital	$551,979,723	$428,722,597
Total distributable earnings (loss)**	54,730,197	189,264,092
NET ASSETS	$606,709,920	$617,986,689
Class K
Net Assets	$606,709,920	$617,986,689
Shares Outstanding	43,223,983	7,393,828
Net asset value, offering and redemption price per share	$14.04	$83.58
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$312,156,648	$325,563,100
Investments in affiliated issuers	245,057,765	13,488,824
Total cost of investments	$557,214,413	$339,051,924
Foreign currency, at cost	$—	$2,584,211
* Includes investments in securities on loan, at value	$3,037,575	$18,150,458
** Includes deferred foreign taxes	$—	$5,904,322
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	State Street Balanced Index Fund	State Street Emerging Markets Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	5,242	$13,892
Dividend income — unaffiliated issuers	4,342,274	17,570,959
Dividend income — affiliated issuers	9,450,861	416,386
Unaffiliated securities lending income	3,053	82,285
Affiliated securities lending income	23,469	23,357
Foreign taxes withheld	(1,305)	(2,106,404)
TOTAL INVESTMENT INCOME (LOSS)	13,823,594	16,000,475
EXPENSES
Advisory fee	289,637	467,937
Administration fees	289,637	292,461
Custodian fees	46,112	602,159
Trustees’ fees and expenses	23,230	23,647
Transfer agent fees	35,533	13,718
Registration and filing fees	88,856	35,648
Professional fees	25,128	78,663
Printing and postage fees	1,008	7,282
Insurance expense	641	1,424
Interest expense	—	5,315
Miscellaneous expenses	3,362	105,356
TOTAL EXPENSES	803,144	1,633,610
Expenses waived/reimbursed by the Adviser	(561,587)	(1,195,453)
NET EXPENSES	241,557	438,157
NET INVESTMENT INCOME (LOSS)	$13,582,037	$15,562,318
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	3,289,898	40,609,406
Investments — affiliated issuers	(377,069)	—
Foreign currency transactions	—	(1,577,486)
Futures contracts	260,703	1,760,957
Net realized gain (loss)	3,173,532	40,792,877
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	48,681,071	112,417,903
Investments — affiliated issuers	6,893,264	—
Foreign currency translations	—	2,626
Futures contracts	46,119	1,031,722
Net change in unrealized appreciation/depreciation	55,620,454	113,452,251
NET REALIZED AND UNREALIZED GAIN (LOSS)	58,793,986	154,245,128
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$72,376,023	$169,807,446
* Includes foreign capital gain taxes	$—	$(1,753,833)
** Includes foreign deferred taxes	$—	$848,108
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Balanced Index Fund		State Street Emerging Markets Equity Index Fund
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/25	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,582,037	$2,922,094	$15,562,318	$15,916,759
Net realized gain (loss)	3,173,532	3,475,119	40,792,877	(19,245,776)
Net change in unrealized appreciation/depreciation	55,620,454	(3,872,134)	113,452,251	42,412,978
Net increase (decrease) in net assets resulting from operations	72,376,023	2,525,079	169,807,446	39,083,961
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(19,630,287)	(3,125,525)	(17,184,005)	(17,277,501)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	79,974,150	574,677,591	118,471,394	135,193,663
Reinvestment of distributions	19,630,287	3,125,525	17,153,521	17,171,841
Cost of shares redeemed	(105,517,442)	(39,931,738)	(283,121,522)	(151,689,993)
Net increase (decrease) in net assets from beneficial interest transactions	(5,913,005)	537,871,378	(147,496,607)	675,511
Net increase (decrease) in net assets during the period	46,832,731	537,270,932	5,126,834	22,481,971
Net assets at beginning of period	559,877,189	22,606,257	612,859,855	590,377,884
NET ASSETS AT END OF PERIOD	$606,709,920	$559,877,189	$617,986,689	$612,859,855
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	5,926,848	44,540,258	1,626,252	2,080,969
Reinvestment of distributions	1,389,263	242,101	206,321	264,386
Shares redeemed	(7,794,735)	(3,079,752)	(3,973,838)	(2,363,805)
Net increase (decrease) from share transactions	(478,624)	41,702,607	(2,141,265)	(18,450)
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$12.81	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.36	0.06
Net realized and unrealized gain (loss)	1.38	1.23	1.30
Total from investment operations	1.70	1.59	1.36
Distributions to shareholders from:
Net investment income	(0.30)	(0.07)	(0.06)
Net realized gains	(0.17)	(0.01)	—
Total distributions	(0.47)	(0.08)	(0.06)
Net asset value, end of period	$14.04	$12.81	$11.30
Total return (b)	13.23%	13.99%	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$606,710	$559,877	$22,606
Ratios to Average Net Assets:
Total expenses	0.14%	0.29%	1.12%(c)
Net expenses	0.04%	0.04%	0.04%(c)
Net investment income (loss)	2.36%	2.83%	3.22%(c)
Portfolio turnover rate	12%	14%	2%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued) Selected data for a share outstanding throughout each period

	Class K
	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$64.27	$61.80	$58.32	$75.97	$79.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.96	1.73	1.81	1.97	1.65
Net realized and unrealized gain (loss)	19.73	2.60	3.68	(17.35)	(3.89)
Total from investment operations	21.69	4.33	5.49	(15.38)	(2.24)
Distributions to shareholders from:
Net investment income	(2.38)	(1.86)	(2.01)	(2.27)	(1.48)
Net asset value, end of period	$83.58	$64.27	$61.80	$58.32	$75.97
Total return (b)	33.77%	7.01%	9.47%	(20.25)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$617,987	$612,860	$590,378	$596,513	$918,212
Ratios to Average Net Assets:
Total expenses	0.28%	0.30%	0.31%	0.33%	0.30%
Net expenses	0.07%	0.15%	0.17%	0.17%	0.17%
Net investment income (loss)	2.66%	2.65%	2.97%	3.03%	2.02%
Portfolio turnover rate	7%	7%	6%	19%	11%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Funds are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Valuation techniques used to value each Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund's investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund's Schedule of Investments.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Funds, are applied to that Funds within the Trust. Other expenses which cannot be attributed to a specific Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended December 31, 2025, the Funds entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Emerging Markets Equity Index Fund
Futures Contracts	$—	$—	$—	$89,752	$—	$89,752
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$5,769	$—	$5,769
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$260,703	$—	$260,703
State Street Emerging Markets Equity Index Fund
Futures Contracts	—	—	—	1,760,957	—	1,760,957
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$46,119	$—	$46,119
State Street Emerging Markets Equity Index Fund
Futures Contracts	—	—	—	1,031,722	—	1,031,722
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

shown in the following table:
Annual Rate
State Street Balanced Index Fund	0.05%
State Street Emerging Markets Equity Index Fund	0.08

The Adviser is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the State Street Balanced Index Fund, and/or (ii) to reimburse the State Street Balanced Index Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.05% of average daily net assets on an annual basis.
The Adviser is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the State Street Emerging Markets Equity Index Fund, and/or (ii) to reimburse the State Street Emerging Markets Equity Index Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis.
The above waivers and/or reimbursements may not be terminated prior to April 30, 2026 except with approval of the Funds' Board.
For the year ended December 31, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the the above agreements, were $561,587 and $1,195,453 for the State Street Balanced Index Fund and State Street Emerging Markets Equity Index Fund, respectively.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Funds. SSGA FM and the Funds each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for each Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2025 are disclosed in the Schedules of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended December 31, 2025 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$71,537,643	$84,763,037
State Street Emerging Markets Equity Index Fund	42,172,129	170,876,525
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale deferrals, REITs, futures contracts, passive foreign investment companies, partnerships, foreign currencies and nontaxable dividend adjustments to income.
The tax character of distributions paid during the year ended December 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Balanced Index Fund	$12,657,804	$6,972,483	$19,630,287
State Street Emerging Markets Equity Index Fund	17,184,005	—	17,184,005
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Balanced Index Fund	$ 3,121,172	$ 4,353	$ 3,125,525
State Street Emerging Markets Equity Index Fund	17,277,501	—	17,277,501
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Balanced Index Fund	$1,010,853	$—	$794,626	$52,924,718	$54,730,197
State Street Emerging Markets Equity Index Fund	817,242	(72,489,596)	—	260,936,446	189,264,092
As of December 31, 2025, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Emerging Markets Equity Index Fund	$16,986,881	$55,502,715
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$558,574,515	$70,747,178	$17,822,461	$52,924,717
State Street Emerging Markets Equity Index Fund	359,807,116	320,568,650	53,698,424	266,870,226
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Balanced Index Fund	$ 3,037,575	$ 2,504,489	$ 645,046	$ 3,149,535
State Street Emerging Markets Equity Index Fund	18,150,458	6,071,884	13,185,157	19,257,041
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Balanced Index Fund	Common Stocks	$2,504,372	$—	$—	$—	$2,504,372	$2,504,372
State Street Balanced Index Fund	Warrants	117	—	—	—	117	117
State Street Emerging Markets Equity Index Fund	Common Stocks	6,071,884	—	—	—	6,071,884	6,071,884
10.    Line of Credit
The State Street Emerging Markets Equity Index Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of December 31, 2025.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2025

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Funds' investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund's have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future,against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions,could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries,which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds' financial statements.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street Balanced Index Fund and State Street Emerging Markets Equity Index Fund and the Board of Trustees of State Street Institutional Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Balanced Index Fund and State Street Emerging Markets Equity Index Fund (collectively referred to as the “Funds”) (two of the series constituting State Street Institutional Investment Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting State Street Institutional Investment Trust) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the State Street Institutional Investment Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street Balanced Index Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from October 30, 2023 (Commencement of operations) through December 31, 2023
State Street Emerging Markets Equity Index Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Investment Management (formerly, State Street Global Advisors) investment companies since 2000.
Boston, Massachusetts
February 26, 2026
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
OTHER INFORMATION
December 31, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for its fiscal year ended December 31, 2025.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2025 is considered qualified dividend income and is eligible for reduced tax rates. The Funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the following Funds during the year ended December 31, 2025:
Amount
State Street Balanced Index Fund	$6,972,483
Foreign Tax Credit
Each Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2025, the total amount of foreign taxes that will be passed through are:
Amount
State Street Emerging Markets Equity Index Fund	$3,397,733
The amount of foreign source income earned on the Fund during the year ended December 31, 2025 was as follows:
Amount
State Street Emerging Markets Equity Index Fund	$16,419,756
61

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: March 10, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: March 10, 2026